SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 23 (File No. 333-139760)	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 127 (File No. 811-07195)	☒

(Check appropriate box or boxes)

RIVERSOURCE VARIABLE ANNUITY ACCOUNT

(Exact Name of Registrant)

RiverSource Life Insurance Company

(Name of Depositor)

829 Ameriprise Financial Center, Minneapolis, MN 55474

(Address of Depositor’s Principal Executive Offices) (Zip Code)

Depositor’s Telephone Number, including Area Code (612) 678-5337

Nicole D. Wood, 50605 Ameriprise Financial Center, Minneapolis, MN 55474

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)(1)(vii) of Rule 485
☒	on April 29, 2019 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A.

Prospectus
April 29, 2019
RiverSource®
Signature Variable Annuity
Individual Flexible Premium Deferred Combination Fixed/Variable Annuity
Issued by:	RiverSource Life Insurance Company (RiverSource Life)
829 Ameriprise Financial Center Minneapolis, MN 55474 Telephone: 1-800-333-3437 (Service Center) RiverSource Variable Annuity Account/RiverSource MVA Account
New contracts are not currently being offered.
This prospectus contains information that you should know before investing. Investment options available under the contract are listed below:
AB Variable Products Series Fund, Inc.
Columbia Funds Variable Series Trust II
Credit Suisse Trust
Fidelity® Variable Insurance Products – Service Class
Franklin® Templeton® Variable Insurance Products Trust – Class 2
Goldman Sachs Variable Insurance Trust (VIT)
Invesco Variable Insurance Funds
Janus Aspen Series: Service Shares
J.P. Morgan Series Trust II
Lazard Retirement Series, Inc.
Lincoln Variable Insurance Product Trust (LVIP)
MFS® Variable Insurance TrustSM
Putnam Variable Trust – Class IB Shares
Royce Capital Fund
Third Avenue Variable Series Trust
Wanger Advisors Trust

Please read the prospectuses carefully and keep them for future reference.
This contract provides for contract value credits. The death benefits for contracts with such credits may be lower than for contracts without such credits. The amount of the credit may be more than offset by the reduction in the death benefits provided. The credits may be reversed. (See “Valuing Your Investment — Contract Value Credits.”)
The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
An investment in this contract is not a deposit of a bank or financial institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. An investment in this contract involves investment risk including the possible loss of principal.
A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting RiverSource Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC’s Internet site at (http://www.sec.gov).
Variable annuities are complex products. The fees and charges, as well as the available features and benefits, of the variable annuity contracts described in this prospectus will be different from other variable annuities offered in the marketplace, including other variable annuities or other types of annuities offered by RiverSource Life. The interest credited, guarantees provided, and credits available, as well as the funds serving as underlying investments and their corresponding expenses, may differ among the variable annuities that are available to you. With the aid of an appropriate financial professional, we encourage you to compare and contrast the variable annuity contracts described in this prospectus with other variable annuities available in the marketplace, including other types of annuities we may offer. This will aid in determining whether purchasing a contract is consistent with your investment objectives, risk tolerance, time horizon, marital status, tax situation, and your unique financial situation and needs. If you select an annuity that includes surrender or other liquidation charges, you should also consider any future needs you may have to access your contract value. The optional benefits and features available with the contracts usually come with additional costs. Consider any additional costs carefully when electing these optional benefits and features.

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Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your underlying funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from RiverSource Life. Instead, the reports will be made available on a website, and you will be notified each time a report is posted and provided with a website link to access the report.
You may elect to receive all future reports in paper free of charge. You can inform RiverSource Life that you wish to continue receiving paper copies of your shareholder reports by calling our Service Center at 1-800-862-7919. Your election to receive reports in paper will apply to all funds available under your variable annuity contract.

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Key Terms
These terms can help you understand details about your contract.
Accumulation unit: A measure of the value of each subaccount before annuity payouts begin.
Annuitant: The person or persons on whose life or life expectancy the annuity payouts are based.
Annuity payouts: An amount paid at regular intervals under one of several plans.
Assumed investment rate: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.
Beneficiary: The person you designate to receive benefits in case of the owner’s or annuitant’s death while the contract is in force.
Close of business: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).
Code: The Internal Revenue Code of 1986, as amended.
Contract: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.
Contract value: The total value of your contract before we deduct any applicable charges.
Contract year: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.
Funds: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of the funds.
Good order: We cannot process your transaction request relating to the contract until we have received the request in good order at our Service Center. “Good order” means the actual receipt of the requested transaction in writing, along with all information, forms and supporting legal documentation necessary to effect the transaction. To be in “good order,” your instructions must be sufficiently clear so that we do not need to exercise any discretion to follow such instructions. This information and documentation generally includes your completed request; the contract number; the transaction amount (in dollars); the names of and allocations to and/or from the subaccounts and the fixed account affected by the requested transaction; Social Security Number or Taxpayer Identification Number; and any other information, forms or supporting documentation that we may require. For certain transactions, at our option, we may require the signature of all contract owners for the request to be in good order. With respect to purchase requests, “good order” also generally includes receipt of sufficient payment by us to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.
Guarantee Period: The number of successive 12-month periods that a guaranteed interest rate is credited.
Guarantee Period Accounts (GPAs): A nonunitized separate account to which you may allocate purchase payments or transfer contract value of at least $1,000. These accounts have guaranteed interest rates for guarantee periods we declare when you allocate purchase payments or transfer contract value to a GPA. These guaranteed rates and periods of time may vary by state. Unless an exception applies, transfers or withdrawals from a GPA done more than 30 days before the end of the guarantee period will receive a market value adjustment, which may result in a gain or loss of principal.
Market Value Adjustment (MVA): A positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred more than 30 days before the end of its guarantee period.
One-year fixed account: Part of our general account to which you may make allocations. Amounts you allocate to this account earn interest at rates that we declare periodically.
Owner (you, your): The person or persons identified in the contract as owner(s) of the contract, who has or have the right to control the contract (to decide on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. During the owner’s life, the owner is responsible for taxes, regardless of whether he or she receives the contract’s benefits. The owner or any joint owner may be a non-natural person (e.g. irrevocable trust or corporation) or a revocable trust. If any owner is a non-natural person or a revocable trust, the annuitant will be deemed to be the owner for contract provisions that are based on the age or life of the owner. When the contract is owned by a revocable trust or irrevocable grantor trust, the annuitant(s) selected must be the grantor(s) of the trust to assure compliance with Section 72(s) of the Code.
Qualified annuity: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:
•	Individual Retirement Annuities (IRAs) including inherited IRAs under Section 408(b) of the Code
•	Roth IRAs including inherited Roth IRAs under Section 408A of the Code
•	SIMPLE IRAs under Section 408(p) of the Code
•	Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

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•	Tax-Sheltered Annuity (TSA) rollovers under Section 403(b) of the Code
A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.
All other contracts are considered nonqualified annuities.
Retirement date: The date when annuity payouts are scheduled to begin.
Rider effective date: The date a rider becomes effective as stated in the rider.
RiverSource Life: In this prospectus, “we,” “us,” “our” and “RiverSource Life” refer to RiverSource Life Insurance Company.
Service Center: Our department that processes all transaction and service requests for the contracts. We consider all transaction and service requests received when they arrive in good order at the Service Center. Any transaction or service requests sent or directed to any location other than our Service Center may end up delayed or not processed. Our Service Center address and telephone number are listed on the first page of the prospectus.
Valuation date: Any normal business day, Monday through Friday, on which the NYSE is open, up to the time it closes. At the NYSE close, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or withdrawal request) in good order at our Service Center before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request in good order at our Service Center at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.
Variable account: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.
Withdrawal value: The amount you are entitled to receive if you make a full withdrawal from your contract. It is the contract value minus any applicable charges.

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The Contract in Brief
Purpose: The purpose of the contract is to allow you to accumulate money for retirement or similar long term goal. You do this by making one or more purchase payments. You may allocate your purchase payments to the GPAs, one-year fixed account, and/or subaccounts of the variable account under the contract; however you risk losing amounts you invest in the subaccounts of the variable account. These accounts, in turn, may earn returns that increase the value of a contract. If the contract value goes to zero due to underlying fund’s performance or deduction of fees, the contract will no longer be in force and the contract (including any death benefit riders) will terminate. You may be able to purchase an optional benefit to reduce the investment risk you assume. Beginning at a specified time in the future called the retirement date, the contract provides lifetime or other forms of payouts of your contract value (less any applicable premium tax).
It may have not been advantageous for you to purchase this contract in exchange for, or in addition to, an existing annuity or life insurance policy. Generally, you can exchange one annuity for another or for a long-term care policy in a “tax-free” exchange under Section 1035 of the Code. You can also do a partial exchange from one annuity contract to another annuity contract, subject to Internal Revenue Service (“IRS”) rules. You also generally can exchange a life insurance policy for an annuity. However, before making an exchange, you should compare both contracts carefully because the features and benefits may be different. Fees and charges may be higher or lower on your old contract than on this contract. You may have to pay a withdrawal charge when you exchange out of your old contract and a new withdrawal period will begin when you exchange into this contract. If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax on the distribution. State income taxes may also apply. You should not exchange your old contract for this contract, or buy this contract in addition to your old contract, unless you determine it is in your best interest. (See “Taxes-1035 Exchanges”.)
Tax-deferred retirement plans: Most annuities have a tax-deferred feature. So do many retirement plans under the Code including 403(b) plans. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral beyond what is provided in that retirement plan. Some employers may permit you to deposit your contributions into other investments such as mutual funds. If such investments are available to you, before enrolling under the contract, you should consider features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required withdrawals triggered at a certain age. These mandatory withdrawals are called required minimum distributions (“RMDs”). RMDs may reduce the value of certain death benefits and optional riders (see “Taxes — Qualified Annuities — Required Minimum Distributions”). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the tax implications to you.
Buying a contract: We no longer offer new contracts. However, you have the option of making additional purchase payments in the future, subject to certain limitations. Purchase payment amounts and purchase payment timing may be limited under the terms of your contract and/or pursuant to state requirements. (See “Buying Your Contract”).
Free look period: The contracts in this prospectus are no longer sold. Generally, all available free look periods have now expired.
Accounts: Generally, you may allocate your purchase payments among the:
•	subaccounts of the variable account, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (See “The Variable Account and the Funds”).
•	GPAs which earn interest at rates declared when you make an allocation to that account. The required minimum investment in each GPA is $1,000. These accounts may not be available in all states. (See “The Guarantee Period Accounts (GPAs)”)
•	one-year fixed account, which earns interest at rates that we adjust periodically. There are restrictions on the amount you can allocate to this account as well as on transfers from this account (see “The Fixed Account – One-Year Fixed Account“ )
Transfers: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. Transfers out of the GPAs done more than 30 days before the end of the guarantee period will be subject to a MVA, unless an exception applies. You may establish automated transfers among the accounts. We reserve the right to limit transfers to the GPAs and the one-year fixed account if the interest rate we are then currently crediting is equal to the minimum interest rate stated in the contract. (See “Making the Most of Your Contract — Transferring Among Accounts”).
Withdrawals: You may withdraw all or part of your contract value at any time before the retirement date. You also may establish automated partial withdrawals. Withdrawals may be subject to charges and tax penalties (including a 10% IRS penalty that may apply if you make withdrawals prior to your reaching age 59½) and may have other tax consequences. Certain other restrictions may apply. (See “Withdrawals”)

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Optional benefits: These contracts offered optional living and death benefits that were available for additional charges if you met certain criteria. Please note, since the contracts in this prospectus are no longer sold, any optional benefits you may have elected were done so at the time of application. You cannot add optional benefits to your contract after it has been issued. Any optional benefits we describe are not available to add to your contract. (See “Optional Benefits”).
Benefits in case of death: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (See “Benefits in Case of Death”)
Annuity payouts: You can apply your contract value, after reflecting any adjustments, to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans that can help meet your retirement or other income needs. The payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. During the annuity payout period, your choices for subaccounts may be limited. The GPAs are not available during the payout period. (See “The Annuity Payout Period”).

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Expense Summary
The following tables describe the fees and expenses that you paid when buying, owning and making a withdrawal from the contract. The first table describes the fees and expenses that you paid at the time that you bought the contract and will pay when you make a withdrawal from the contract. State premium taxes also may be deducted.
Contract Owner Transaction Expenses
Withdrawal charge
(Contingent deferred sales charge as a percentage of purchase payments withdrawn)
Years from purchase payment receipt	Withdrawal charge percentage
1	7%
2	7
3	6
4	6
5	5
6	4
7	2
Thereafter	0
Liquidation charge under Variable Annuity Payout Plan E — Payouts for a specified period: If you are receiving variable annuity payments under this annuity payout plan, you can choose to withdraw those payments. The amount that you can withdraw is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% if the assumed investment return is 3.5% and 6.67% if the assumed investment return is 5%. The liquidation charge equals the present value of the remaining payouts using the assumed investment return minus the present value of the remaining payouts using the discount rate. (See “Charges — Withdrawal Charge” and “The Annuity Payout Period — Annuity Payout Plans.”)
Withdrawal charge for Fixed Annuity Payout Plan E — Payouts for a specified period:
Number of Completed Years Since Annuitization	Withdrawal charge percentage
0	Not applicable*
1	5%
2	4
3	3
4	2
5	1
6 and thereafter	0
*We do not permit withdrawals in the first year after annuitization.
The next tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.
Annual Variable Account Expenses
(As a percentage of average daily subaccount value.)
Variable account administrative charge	0.15%
Mortality and expense risk fee	1.25
Total annual variable account expenses	1.40%
Other Annual Expenses
Annual contract administrative charge	$30
(We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.)
Guaranteed Minimum Income Benefit Rider (GMIB) fee	0.35% (1)
(As a percentage of the adjusted contract value charged annually on the contract anniversary.)
8% Performance Credit Rider (PCR) fee	0.25% (1)

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(As a percentage of the contract value charged annually on the contract anniversary.)
(1)	This fee apples only if you elect this optional feature.
Annual Operating Expenses of the Funds
The next table provides the minimum and maximum total operating expenses charged by the underlying funds that you may pay periodically during the time that you own the contract. These operating expenses are for the fiscal year ended December 31, 2018, unless otherwise noted. More detail concerning each underlying fund’s fees and expenses is contained in each fund’s prospectus.
Minimum and maximum annual operating expenses for the funds
(Including management, distribution (12b-1) and/or service fees and other expenses)(1)
	Minimum(%)	Maximum(%)
Total expenses before fee waivers and/or expense reimbursements	0.59	2.02
(1)	Total annual fund operating expenses are deducted from amounts that are allocated to the fund. They include management fees and other expenses and may include distribution (12b-1) fees. Other expenses may include service fees that may be used to compensate service providers, including us and our affiliates, for administrative and contract owner services provided on behalf of the fund. The amount of these payments will vary by fund and may be significant. See “The Variable Account and the Funds” for additional information, including potential conflicts of interest these payments may create. Distribution (12b-1) fees are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an ongoing basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. For a more complete description of each fund’s fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund’s prospectus and SAI.

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Examples
These examples are intended to help you compare the cost of investing in these contracts with the cost of investing in other variable annuity contracts. These costs include your transaction expenses, contract administrative charges(1), variable account annual expenses and fund fees and expenses.
These examples assume that you invest $10,000 in the contract for the time periods indicated. These examples also assume that your investment has a 5% return each year.
Maximum Expenses. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expenses of any of the funds before fee waivers and/or expense reimbursements. They assume that you select the optional GMIB. Although your actual costs may be lower, based on these assumptions your costs would be:
If you withdraw your contract at the end of the applicable time period:				If you do not withdraw your contract or if you select an annuity payout plan at the end of the applicable time period:
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$1,052	$1,812	$2,489	$4,311	$416	$1,258	$2,113	$4,311
Minimum Expenses. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds before fee waivers and/or expense reimbursements. They assume that you do not select any optional benefits. Although your actual costs may be higher, based on these assumptions your costs would be:
If you withdraw your contract at the end of the applicable time period:				If you do not withdraw your contract or if you select an annuity payout plan at the end of the applicable time period:
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$883	$1,304	$1,626	$2,604	$234	$718	$1,226	$2,604
(1)	In these examples, the contract administrative charge is $30.
THE EXAMPLES ARE ILLUSTRATIVE ONLY. YOU SHOULD NOT CONSIDER THESE EXAMPLES AS A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES WILL BE HIGHER OR LOWER THAN THOSE SHOWN DEPENDING UPON WHICH OPTIONAL BENEFIT YOU ELECT OTHER THAN INDICATED IN THE EXAMPLES OR IF YOU ALLOCATE CONTRACT VALUE TO ANY OTHER AVAILABLE SUBACCOUNTS.

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Condensed Financial Information
You can find unaudited condensed financial information for the subaccounts representing the lowest and highest total annual variable account expense combinations in Appendix B.
Financial Statements
You can find our audited financial statements and the audited financial statements of the divisions, which are comprised of subaccounts, in the SAI. The SAI does not include audited financial statements for divisions that are new (if any) and have no activity as of the financial statements date.
The Variable Account and the Funds
Variable Account. The variable account was established under Indiana law on July 15, 1987, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of RiverSource Life.
The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.
The IRS has issued guidance on investor control but may issue additional guidance in the future. We reserve the right to modify the contract or any investments made under the terms of the contract so that the investor control rules do not apply to treat the contract owner as the owner of the subaccount assets rather than the owner of an annuity contract. If the contract is not treated as an annuity contract for tax purposes, the owner may be subject to current taxation on any current or accumulated income credited to the contract.
We intend to comply with all federal tax laws so that the contract qualifies as an annuity for federal tax purposes. We reserve the right to modify the contract as necessary in order to qualify the contract as an annuity for federal tax purposes.
The Funds. This contract currently offers subaccounts investing in shares of the funds listed in the table below.
•	Investment objectives: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds’ prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.
•	Fund name and management: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.
•	Eligible purchasers: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see “Fund Name and Management” above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds’ providers do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate fund providers for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds’ prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.
•	Asset allocation programs may impact fund performance: Asset allocation programs in general may negatively impact the performance of an underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that are not as liquid as others, for example, various types of bonds, shares of smaller companies and securities of foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently

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than it otherwise might in the absence of asset allocation program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under the asset allocation program we offer or under asset allocation programs used in conjunction with the contracts and plans of other eligible purchasers of the funds.
•	Funds available under the contract: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is substitution (see “Substitution of Investments”). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to fund performance, fund expenses, classes of fund shares available, size of the fund and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds and portfolio concentration and sector weightings. We also consider the levels and types of revenue a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.
•	Money Market fund yield: In low interest rate environments, money market fund yields may decrease to a level where the deduction of fees and charges associated with your contract could result in negative net performance, resulting in a corresponding decrease in your contract value.
•	Revenue we receive from the funds and potential conflicts of interest:
Expenses We May Incur on Behalf of the Funds
When a subaccount invests in a fund, the fund holds a single account in the name of the variable account. As such, the variable account is actually the shareholder of the fund. We, through our variable account, aggregate the transactions of numerous contract owners and submit net purchase and redemption requests to the funds on a daily basis. In addition, we track individual contract owner transactions and provide confirmations, periodic statements, and other required mailings. These costs would normally be borne by the fund, but we incur them instead.
Besides incurring these administrative expenses on behalf of the funds, we also incur distributions expenses in selling our contracts. By extension, the distribution expenses we incur benefit the funds we make available due to contract owner elections to allocate purchase payments to the funds through the subaccounts. In addition, the funds generally incur lower distribution expenses when offered through our variable account in contrast to being sold on a retail basis.
A complete list of why we may receive this revenue, as well as sources of revenue, is described in detail below.
Payments the Funds May Make to Us
We or our affiliates may receive from each of the funds, or their affiliates, compensation including but not limited to expense payments. These payments are designed in part to compensate us for the expenses we may incur on behalf of the funds. In addition to these payments, the funds may compensate us for wholesaling activities or to participate in educational or marketing seminars sponsored by the funds.
We or our affiliates may receive revenue derived from the 12b-1 fees charged by the funds. These fees are deducted from the assets of the funds. This revenue and the amount by which it can vary may create conflicts of interest. The amount, type, and manner in which the revenue from these sources is computed vary by fund.
Conflicts of Interest These Payments May Create
When we determined the charges to impose under the contracts, we took into account anticipated payments from the funds. If we had not taken into account these anticipated payments, the charges under the contract would have been higher. Additionally, the amount of payment we receive from a fund or its affiliate may create an incentive for us to include that fund as an investment option and may influence our decision regarding which funds to include in the variable account as subaccount options for contract owners. Funds that offer lower payments or no payments may also have corresponding expense structures that are lower, resulting in decreased overall fees and expenses to shareholders.
We offer funds managed by our affiliates Columbia Management Investment Advisers, LLC (Columbia Management) and Columbia Wanger Asset Management, LLC (Columbia Wanger). We have additional financial incentive to offer our affiliated funds because additional assets held by them generally results in added revenue to us and our parent company, Ameriprise Financial, Inc. Additionally, employees of Ameriprise Financial, Inc. and its affiliates, including our employees, may be separately incented to include the affiliated funds in the products, as employee compensation and business unit operating goals at all levels are tied to the success of the company. Currently, revenue received from our affiliated funds comprises the greatest amount and percentage of revenue we derive from payments made by the funds.
The Amount of Payments We Receive from the Funds
We or our affiliates receive revenue which ranges up to 0.65% of the average daily net assets invested in the funds through this and other contracts we and our affiliates issue.

12    RiverSource Signature Variable Annuity — Prospectus

Why revenues are paid to us: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive revenue, including, but not limited to expense payments and non-cash compensation, for various purposes:
•	Compensating, training and educating investment professionals who sell the contracts.
•	Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their investment professionals, and granting access to investment professionals of our affiliated selling firms.
•	Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to contract owners, authorized selling firms and investment professionals.
•	Providing sub-transfer agency and shareholder servicing to contract owners.
•	Promoting, including and/or retaining the fund’s investment portfolios as underlying investment options in the contracts.
•	Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.
•	Furnishing personal services to contract owners, including education of contract owners regarding the funds, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).
•	Subaccounting services, transaction processing, recordkeeping and administration.
•	Sources of revenue received from affiliated funds: The affiliated funds are managed by Columbia Management or Columbia Wanger. The sources of revenue we receive from these affiliated funds, or the funds’ affiliates, may include, but are not necessarily limited to, the following:
•	Assets of the fund’s adviser, sub-adviser, transfer agent, distributor or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.
•	Compensation paid out of 12b-1 fees that are deducted from fund assets.
•	Sources of revenue received from unaffiliated funds: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds’ affiliates, may include, but are not necessarily limited to, the following:
•	Assets of the fund’s adviser, sub-adviser, transfer agent, distributor or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We receive this revenue in the form of a cash payment.
•	Compensation paid out of 12b-1 fees that are deducted from fund assets.
You may allocate purchase payments and transfers to any or all of the subaccounts of the variable account that invest in shares of the funds listed in the table below. From time to time, certain fund names are changed. When we are notified of a name change, we will make changes so that the new name is properly shown. However, changes may take some period of time to complete. As a result it is possible you may receive various forms, reports and confirmations that reflect a fund’s prior name.
Investing In	Investment Objective and Policies	Investment Adviser
AB VPS Global Thematic Growth Portfolio (Class B)	Seeks long-term growth of capital.	AllianceBernstein L.P.
AB VPS Intermediate Bond Portfolio (Class B)	Seeks to generate income and price appreciation without assuming what AllianceBernstein considers to be undue risk.	AllianceBernstein L.P.
AB VPS Large Cap Growth Portfolio (Class B)	Seeks long-term growth of capital.	AllianceBernstein L.P.
Columbia Variable Portfolio - Balanced Fund (Class 3)	Seeks maximum total investment return through a combination of capital growth and current income.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Disciplined Core Fund (Class 3)	Seeks to provide shareholders with capital appreciation.	Columbia Management Investment Advisers, LLC

RiverSource Signature Variable Annuity — Prospectus    13

Investing In	Investment Objective and Policies	Investment Adviser
Columbia Variable Portfolio - Dividend Opportunity Fund (Class 3)	Seeks to provide shareholders with a high level of current income and, as a secondary objective, steady growth of capital.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Government Money Market Fund (Class 3)	Seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - High Yield Bond Fund (Class 3)	Seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Intermediate Bond Fund (Class 3)	Seeks to provide shareholders with a high level of current income while attempting to conserve the value of the investment for the longest period of time.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Large Cap Growth Fund (Class 3)	Seeks to provide shareholders with long-term capital growth.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Select Small Cap Value Fund (Class 3) (previously Columbia Variable Portfolio - Select Smaller-Cap Value Fund (Class 3))*
* The Fund’s name change is effective on May 1, 2019.	Seeks to provide shareholders with long-term capital growth.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 3)	Seeks to provide shareholders with current income as its primary objective and, as its secondary objective, preservation of capital.	Columbia Management Investment Advisers, LLC
Fidelity ® VIP Growth & Income Portfolio Service Class	Seeks high total return through a combination of current income and capital appreciation. Normally invests a majority of assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. Invests in domestic and foreign issuers. The Fund invests in either "growth" stocks or "value" stocks or both.	Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.
Fidelity ® VIP Mid Cap Portfolio Service Class	Seeks long-term growth of capital. Normally invests primarily in common stocks. Normally invests at least 80% of assets in securities of companies with medium market capitalizations. May invest in companies with smaller or larger market capitalizations. Invests in domestic and foreign issuers. The Fund invests in either "growth" or "value" common stocks or both.	Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.
Fidelity ® VIP Overseas Portfolio Service Class	Seeks long-term growth of capital. Normally invests primarily in common stocks allocating investments across different countries and regions. Normally invests at least 80% of assets in non-U.S. securities.	Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.

14    RiverSource Signature Variable Annuity — Prospectus

Investing In	Investment Objective and Policies	Investment Adviser
Franklin Global Real Estate VIP Fund - Class 2	Seeks high total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of companies located anywhere in the world that operate in the real estate sector.	Franklin Templeton Institutional, LLC
Franklin Mutual Shares VIP Fund - Class 2	Seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.	Franklin Mutual Advisers, LLC
Goldman Sachs VIT International Equity Insights Fund - Institutional Shares	Seeks long-term growth of capital.	Goldman Sachs Asset Management, L.P.
Goldman Sachs VIT Strategic Growth Fund - Institutional Shares	Seeks long-term growth of capital.	Goldman Sachs Asset Management, L.P.
Goldman Sachs VIT U.S. Equity Insights Fund - Institutional Shares	Seeks long-term growth of capital.	Goldman Sachs Asset Management, L.P.
Invesco V.I. American Franchise Fund, Series I Shares	Seeks capital growth.	Invesco Advisers, Inc.
Invesco V.I. Core Equity Fund, Series I Shares	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Growth Fund, Series I Shares	Seeks capital growth.	Invesco Advisers, Inc.
Janus Henderson VIT Enterprise Portfolio: Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC
Janus Henderson VIT Global Technology Portfolio: Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC
Janus Henderson VIT Overseas Portfolio: Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC
Janus Henderson VIT Research Portfolio: Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC
JPMorgan Insurance Trust U.S. Equity Portfolio - Class 1 Shares	The Portfolio seeks to provide high total return from a portfolio of selected equity securities. Under normal circumstances, the Portfolio invests at least 80% of its Assets in equity securities of U.S. companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. In implementing its strategy, the Portfolio primarily invests in common stocks of large - and mid-capitalization U.S. companies but it may also invest up to 20% of its Assets in common stocks of foreign companies, including depositary receipts.	J.P. Morgan Investment Management Inc.
Lazard Retirement International Equity Portfolio - Service Shares	Seeks long-term capital appreciation.	Lazard Asset Management, LLC

RiverSource Signature Variable Annuity — Prospectus    15

Investing In	Investment Objective and Policies	Investment Adviser
Lazard Retirement US Equity Select Portfolio - Service Shares (previously Lazard Retirement US Strategic Equity Portfolio - Service Shares)	Seeks long-term capital appreciation.	Lazard Asset Management, LLC
LVIP Baron Growth Opportunities Fund - Service Class	Seeks capital appreciation through long-term investments in securities of small companies with undervalued assets or favorable growth prospects.	Lincoln Investment Advisors Corporation, adviser; BAMCO, Inc., sub-adviser.
MFS ® New Discovery Series - Initial Class	Seeks capital appreciation.	MFS ® Investment Management
MFS ® Research Series - Initial Class	Seeks capital appreciation.	MFS ® Investment Management
MFS ® Utilities Series - Initial Class	Seeks total return.	MFS ® Investment Management
Putnam VT Equity Income Fund - Class IB Shares	Seeks capital growth and current income.	Putnam Investment Management, LLC, advisor; Putnam Investments Limited, sub-adviser.
Putnam VT International Equity Fund - Class IB Shares	Seeks capital appreciation.	Putnam Investment Management, LLC, advisor; The Putnam Advisory Company, LLC, and Putnam Investments Limited, sub-advisers.
Putnam VT International Growth Fund - Class IB Shares	Seeks long-term capital appreciation.	Putnam Investment Management, LLC, advisor; The Putnam Advisory Company, LLC, and Putnam Investments Limited, sub-advisers.
Royce Capital Fund - Micro-Cap Portfolio, Investment Class	Seeks long-term growth of capital.	Royce & Associates, LP
Royce Capital Fund - Small-Cap Portfolio, Investment Class	Seeks long-term growth of capital.	Royce & Associates, LP
Templeton Foreign VIP Fund - Class 2	Seeks long-term capital growth. Under normal market conditions, the fund invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.	Templeton Investment Counsel, LLC
Third Avenue Value Portfolio	Seeks long-term capital appreciation by acquiring common stocks of well-financed companies (meaning companies with high quality assets and conservative levels of liabilities) at a discount to what the Adviser believes is their intrinsic value.	Third Avenue Management LLC
Wanger International	Seeks long-term capital appreciation.	Columbia Wanger Asset Management, LLC
Wanger USA	Seeks long-term capital appreciation.	Columbia Wanger Asset Management, LLC
The Guarantee Period Accounts (GPAs)
The GPAs may not be available in some states.
You may allocate purchase payments to one or more of the GPAs with guarantee periods declared by us. These periods of time may vary by state. The required minimum investment in each GPA is $1,000.
These accounts are not offered after annuity payouts begin.

16    RiverSource Signature Variable Annuity — Prospectus

Each GPA pays an interest rate that is declared when you make an allocation to that account. Interest is credited daily. That interest rate is then fixed for the guarantee period that you chose. We will periodically change the declared interest rate for any future allocations to these accounts, but we will not change the rate paid on money currently in a GPA. The GPA interests under the contracts are registered with the SEC (File No.333-210988). The SEC staff reviews the disclosures in this prospectus on the GPA interests.
The interest rates that we will declare as guaranteed rates in the future are determined by us at our discretion (future rates). These rates generally will be based on various factors related to future investment earnings. We cannot predict nor can we guarantee what future rates will be.
We hold amounts you allocate to the GPAs in a “nonunitized” separate account. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the GPAs. We own the assets of this separate account as well as any favorable investment performance of those assets. You do not participate in the performance of the assets held in this separate account. We guarantee all benefits relating to your value in the GPAs. This guarantee is based on the continued claims-paying ability of the company’s general account. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance and financial products as well, and we also pay our obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.
We intend to construct and manage the investment portfolio relating to the separate account in such a way as to minimize the impact of fluctuations by interest rates. We seek to achieve this by constructing a portfolio of assets with a price sensitivity to interest rate changes (i.e., price duration) that is similar to the price duration of the corresponding portfolio of liabilities.
We must invest this portfolio of assets in accordance with requirements established by applicable state laws regarding the nature and quality of investments that life insurance companies may make and the percentage of their assets that they may commit to any particular type of investment. Our investment strategy will incorporate the use of a variety of debt instruments having price durations tending to match the applicable guarantee periods. These instruments include, but are not necessarily limited to, the following:
•	Securities issued by the U.S. government or its agencies or instrumentalities, which issues may or may not be guaranteed by the U.S. government;
•	Debt securities that have an investment grade, at the time of purchase, within the four highest grades assigned by any of three nationally recognized rating agencies — Standard & Poor’s, Moody’s Investors Service or Fitch — or are rated in the two highest grades by the National Association of Insurance Commissioners;
•	Other debt instruments which are unrated or rated below investment grade, limited to 10% of assets at the time of purchase; and
•	Real estate mortgages, limited to 45% of portfolio assets at the time of acquisition.
In addition, options and futures contracts on fixed income securities will be used from time to time to achieve and maintain appropriate investment and liquidity characteristics on the overall asset portfolio.
While this information generally describes our investment strategy, we are not obligated to follow any particular strategy except as may be required by federal law and Indiana and other state insurance laws.
Market Value Adjustment (MVA)
We guarantee the contract value allocated to your GPA, including the interest credited, if you do not make any transfers or withdrawals from that GPA prior to 30 days before the end of the guarantee period. However, we will apply an MVA if a transfer or withdrawal occurs prior to this time, unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. The MVA also affects amounts withdrawn from a GPA prior to 30 days before the end of the guarantee period that are used to purchase payouts under an annuity payout plan. We will refer to all of these transactions as “early withdrawals” in the discussion below.
The current interest rate we offer on the GPA will change periodically at our discretion. It is the rate we are then paying on purchase payments, renewals and transfers paid under this class of contracts for Guarantee Period durations equaling the remaining Guarantee Period of the GPA to which the formula is being applied.
We will not apply MVAs to amounts withdrawn for annual contract charges, to amounts we pay as death claims or to automatic transfers from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep Strategy. In some states, the MVA is limited.
When you request an early withdrawal, we adjust the early withdrawal amount by an MVA formula. The early withdrawal amount reflects the relationship between the guaranteed interest rate you are earning in your current GPA and the interest rate we are crediting on new GPAs that end at the same time as your current GPA.

RiverSource Signature Variable Annuity — Prospectus    17

The MVA is sensitive to changes in current interest rates. The magnitude of any applicable MVA will depend on our current schedule of guaranteed interest rates at the time of the withdrawal, the time remaining in your guarantee period and your guaranteed interest rate. The MVA is negative, zero or positive depending on how the guaranteed interest rate on your GPA compares to the interest rate of a new GPA for the same number of years as the guarantee period remaining on your GPA. This is summarized in the following table:
If your GPA rate is:	The MVA is:
Less than the new GPA rate + 0.10%	Negative
Equal to the new GPA rate + 0.10%	Zero
Greater than the new GPA rate + 0.10%	Positive
General Examples
As the examples below demonstrate, the application of an MVA may result in either a gain or a loss of principal. We refer to all of the transactions described below as “early withdrawals.”
Assumptions:
•	You purchase a contract and allocate part of your purchase payment to the ten-year GPA; and
•	we guarantee an interest rate of 3.0% annually for your ten-year guarantee period; and
•	after three years, you decide to make a withdrawal from your GPA. In other words, there are seven years left in your guarantee period.
Remember that the MVA depends partly on the interest rate of a new GPA for the same number of years as the guarantee period remaining on your GPA. In this case, that is seven years.
Example 1: Remember that your GPA is earning 3.0%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year guarantee period are earning 3.5%. We add 0.10% to the 3.5% rate to get 3.6%. Your GPA’s 3.0% rate is less than the 3.6% rate, so the MVA will be negative.
Example 2: Remember again that your GPA is earning 3.0%, and assume that new GPAs that we offer with a seven-year guarantee period are earning 2.5%. We add 0.10% to the 2.5% rate to get 2.6%. In this example, since your GPA’s 3.0% rate is greater than the 2.6% rate, the MVA will be positive. To determine that adjustment precisely, you will have to use the formula described below.
Sample MVA Calculations
The precise MVA formula we apply is as follows:
Early withdrawal amount	×	[	(1 + i	)	n/12	–1	]	=	MVA
1 + j + .001

Where i	=	rate earned in the GPA from which amounts are being transferred or withdrawn.
j	=	current rate for a new guarantee period equal to the remaining term in the current guarantee period.
n	=	number of months remaining in the current guarantee period (rounded up).
Examples — MVA
Using assumptions similar to those we used in the examples above:
•	You purchase a contract and allocate part of your purchase payment to the ten-year GPA;
•	we guarantee an interest rate of 3.0% annually for your ten-year guarantee period; and
•	after three years, you decide to make a $1,000 withdrawal from your GPA. In other words, there are seven years left in your guarantee period.
Example 1: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year guarantee period are earning 3.5%. Using the formula above, we determine the MVA as follows:
$1,000	×	[	(1.030)	84/12	–1	]	=	-$39.84
1 + .035 + .001
In this example, the MVA is a negative $39.84.

18    RiverSource Signature Variable Annuity — Prospectus

Example 2: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year guarantee period are earning 2.5%. Using the formula above, we determine the MVA as follows:
$1,000	×	[	(1.030)	84/12	–1	]	=	$27.61
1 + .025 + .001
In this example, the MVA is a positive $27.61.
Please note that when you allocate your purchase payment to the ten-year GPA and your purchase payment is in its fourth year from receipt at the beginning of the guarantee period, your withdrawal charge percentage is 6%. (See “Charges — Withdrawal Charge.”) We do not apply MVAs to the amounts we deduct for withdrawal charges, so we would deduct the withdrawal charge from your early withdrawal after we applied the MVA. Also note that when you request an early withdrawal, we withdraw an amount from your GPA that will give you the net amount you requested after we apply the MVA and any applicable withdrawal charge, unless you request otherwise.
The current interest rate we offer on the GPA will change periodically at our discretion. It is the rate we are then paying on purchase payments, renewals and transfers paid under this class of contracts for guarantee period durations equaling the remaining guarantee period of the GPA to which the formula is being applied.
We will not apply MVAs to amounts withdrawn for annual contract charges, to amounts we pay as death claims or to automatic transfers from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. In some states, the MVA is limited.

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The General Account
The general account includes all assets owned by RiverSource Life, other than those in the variable account and our other separate accounts. Subject to applicable state law, we have sole discretion to decide how assets of the general account will be invested. The assets held in our general account support the guarantees under your contract including any death or living benefits offered under the contract. You should be aware that our general account is exposed to many of the same risks normally associated with a portfolio of fixed-income securities including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of annuities and financial instruments and products as well, and these obligations are satisfied from the assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account. The fixed account is supported by our general account that we make available under the contract.
The One-Year Fixed Account
You may allocate purchase payments or transfer accumulated value to the one-year fixed account. Some states may restrict the amount you can allocate to this account. We back the principal and interest guarantees relating to the one-year fixed account. These guarantees are based on the continued claims-paying ability of the company’s general account. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account. The value of the one-year fixed account increases as we credit interest to the account. Purchase payments and transfers to the one-year fixed account become part of our general account. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. The interest rate we apply to each purchase payment or transfer to the one-year fixed account is guaranteed for one year. Thereafter we will change the rates from time-to-time at our discretion. Interest rates credited in excess of the guaranteed rate generally will be based on various factors related to future investment earnings.
There are restrictions on the amount you can allocate to this account as well as on transfers from this account. (see “Making the Most of Your Contract — Transfer policies”)
The one-year fixed account is not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the one-year fixed account, however, disclosures regarding the one-year fixed account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.
Buying Your Contract
New contracts are not currently being offered.
We are required by law to obtain personal information from you which we used to verify your identity. If you do not provide this information we reserve the right to refuse to issue your contract or take other steps we deem reasonable.
As the owner, you have all rights and may receive all benefits under the contract. You can own a qualified or nonqualified annuity. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can become an owner if you are 90 or younger. (The age limit may be younger for qualified annuities in some states.)
When you applied, you selected (if available in your state):
•	a death benefit option if both you and the annuitant are 79 or younger at contract issue(1);
•	the optional Guaranteed Minimum Income Benefit Rider(2);
•	the optional 8% Performance Credit Rider(2);
•	the one-year fixed account, GPAs and/or subaccounts in which you want to invest(3);
•	how you want to make purchase payments;
•	the date you want to start receiving annuity payouts (the retirement date); and
•	a beneficiary.
(1)	If you and the annuitant are 79 or younger at contract issue, you may select the ROP, MAV or EDB death benefit. The EDB not be available in all states. If either you or the annuitant are 80 or older at contract issue, the ROP death benefit will apply.
(2)	You may select either the GMIB or the PCR, but not both. Riders may not be available in all states. The GMIB is only available if the annuitant is 75 or younger at contract issue. If you select the GMIB you must select either the MAV death benefit or the EDB.
(3)	Some states may restrict the amount you can allocate to the GPAs and the one-year fixed account. GPAs are not available under contracts issued in Maryland, Oregon, Pennsylvania or Washington and may not be available in other states.

20    RiverSource Signature Variable Annuity — Prospectus

The contract provides for allocation of purchase payments to the subaccounts of the variable account, to the GPAs and/or to the one-year fixed account in even 1% increments subject to the $1,000 minimum required investment for the GPAs. For contracts with applications signed on or after June 16, 2003, the amount of any purchase payment allocated to the GPAs and the one-year fixed account in total cannot exceed 30% of the purchase payment. More than 30% of a purchase payment may be so allocated if you establish a dollar cost averaging arrangement with respect to the purchase payment according to procedures currently in effect, or you are participating according to the rules of an asset allocation model portfolio program available under the contract, if any.
We applied your initial purchase payments to the GPAs, one-year fixed account and subaccounts you select. If we receive your purchase payment at our Service Center before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our Service Center at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.
You may make monthly payments to your contract under a SIP. You must make an initial purchase payment of at least $5,000 in South Carolina, Texas or Washington or $2,000 in all other states. Then, to begin the SIP, you will complete and send a form and your first SIP payment along with your application. There is no charge for SIP. You can stop your SIP payments at any time.
In most states, you may make additional purchase payments to nonqualified and qualified annuities until the retirement date.
Householding and delivery of certain documents
With your prior consent, RiverSource Life and its affiliates may use and combine information concerning accounts owned by members of the same household and provide a single paper copy of certain documents to that household. This householding of documents may include prospectuses, supplements, annual reports, semiannual reports and proxies. Your authorization remains in effect unless we are notified otherwise. If you wish to continue receiving multiple copies of these documents, you can opt out of householding by calling us at 1.866.273.7429. Multiple mailings will resume within 30 days after we receive your opt out request.
The Retirement Date
Annuity payouts begin on the retirement date. This means that the contract will be annuitized or converted to a stream of monthly payments. If your contract is annuitized, the contract goes into payout and only the annuity payout provisions continue. You will no longer have access to your contract value. This means that the death benefit and any optional benefits you have elected will end. When we processed your application, we established the retirement date to be the maximum age then in effect (or contract anniversary if applicable). Unless otherwise elected by you, all retirement dates are now automatically set to the maximum age of 95 now in effect. You also can change the retirement date, provided you send us written instructions at least 30 days before annuity payouts begin.
The retirement date must be:
•	no earlier than the 30th day after the contract’s effective date; and no later than
•	the annuitant’s 95th birthday or the tenth contract anniversary, if later,
•	or such other date as agreed upon by us.
Six months prior to your retirement start date, we will contact you with your options including the option to postpone your retirement start date to a future date. You can choose to delay the retirement start date of your contract to a date beyond age 95, to the extent allowed by applicable state law and tax laws.
If you do not make an election, annuity payouts using the contract’s default option of annuity payout Plan B – Life with 10 years certain will begin on the retirement start date and your monthly annuity payments will continue for as long as the annuitant lives. If the annuitant does not survive 10 years, we will continue to make payments until 10 years of payments have been made.
Generally, if you own a qualified annuity (for example, an IRA) and tax laws require that you take distributions from your annuity prior to your retirement start date, your contract will not be automatically annuitized (subject to state requirements). However, if you choose, you can elect to request annuitization or take surrenders to meet your required minimum distributions.

RiverSource Signature Variable Annuity — Prospectus    21

Beneficiary
We will pay to your named beneficiary the death benefit if it becomes payable while the contract is in force and before annuity payouts begin. If there is more than one beneficiary, we will pay each beneficiary’s designated share when we receive their completed claim. A beneficiary will bear the investment risk of the variable account until we receive the beneficiary’s completed claim. If there is no named beneficiary, the default provisions of your contract will apply. (See “Benefits in Case of Death” for more about beneficiaries.)
Purchase Payments
Purchase payment amounts and purchase payment timing may vary by state and be limited under the terms of your contract.
Minimum purchase payments
If paying by SIP:	$50 for additional payments.
If paying by any other method:	$100 for additional payments.
Maximum total allowable purchase payments*
$1,000,000 for issue ages up to 85
$100,000 for issue ages 86 to 90.
*	This limit applies in total to all RiverSource Life annuities you own. We reserve the right to waive or increase the maximum limit. For qualified annuities, the Code’s limits on annual contributions also apply.
How to Make Purchase Payments
1 1 By letter
Send your check along with your name and contract number to:
RiverSource Life Insurance Company
829 Ameriprise Financial Center
Minneapolis, MN 55474
2 2 By SIP
Contact your investment professional to complete the necessary SIP paperwork.
Limitations on Use of Contract
If mandated by applicable law, including, but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner’s access to contract values or to satisfy other statutory obligations. Under these circumstances, we may refuse to implement requests for transfers, withdrawals or death benefits until instructions are received from the appropriate governmental authority or a court of competent jurisdiction.
Charges
Contract Administrative Charge
We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary or, if earlier, when the contract is fully withdrawn. We prorate this charge among the GPAs, the one-year fixed account and the subaccounts in the same proportion your interest in each account bears to your total contract value. Some states also limit any contract charge allocated to the fixed account.
We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.
If you take a full withdrawal from your contract, we will deduct the charge at the time of withdrawal regardless of the contract value. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

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Variable Account Administrative Charge
We apply this charge daily to the subaccounts. It is reflected in the unit values of your subaccounts and it totals 0.15% of their average daily net assets on an annual basis. It covers certain administrative and operating expenses of the subaccounts such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. We cannot increase the variable account administrative charge.
Mortality and Expense Risk Fee
We charge these fees daily to the subaccounts. The unit values of your subaccounts reflect these fees and they total 1.25% of their average daily net assets on an annual basis. These fees include coverage under any of the three death benefit options. These fees cover the mortality and expense risk that we assume. These fees do not apply to the GPAs or the one-year fixed account.
Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific owner or annuitant lives and no matter how long our entire group of owners or annuitants live. If, as a group, owners or annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, owners or annuitants do not live as long as expected, we could profit from the mortality risk fee. We deduct the mortality risk fee from the subaccounts during the annuity payout period even if the annuity payout plan does not involve a life contingency.
Expense risk arises because we cannot increase the contract administrative charge or the variable account administrative charge and these charges may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.
The subaccounts pay us the mortality and expense risk fee they accrued as follows:
•	first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;
•	then, if necessary, the funds redeem shares to cover any remaining fees payable.
We may use any profits we realize from the subaccounts’ payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the withdrawal charge will cover sales and distribution expenses.
Withdrawal Charge
If you withdraw all or part of your contract value, a withdrawal charge applies if all or part of the withdrawal amount is from any purchase payment we received less than eight years before the date of withdrawal. In addition, amounts withdrawn from a GPA more than 30 days before the end of the applicable guarantee period will be subject to a MVA. (See “The Guarantee Period Accounts — Market Value Adjustment (MVA).”
Each time you make a purchase payment under the contract, a withdrawal charge attaches to that purchase payment. The withdrawal charge percentage for each purchase payment declines according to a schedule shown in the contract. For example, during the first two years after a purchase payment is made, the withdrawal charge percentage attached to that payment is 7%. The withdrawal charge percentage for that payment during the seventh year after it is made is 2%. At the beginning of the eighth year after that purchase payment is made, and thereafter, there is no withdrawal charge as to that payment.
You may withdraw an amount during any contract year without incurring a withdrawal charge. We call this amount the Total Free Amount (“TFA”). The TFA is the amount of your contract value that you may withdraw without incurring a withdrawal charge. Amounts withdrawn in excess of the Total Free Amount may be subject to a withdrawal charge as described below. The Total Free Amount is defined as the maximum of (a) and (b) where:
(a)	is 10% of your prior anniversary’s contract value; and
(b)	is current contract earnings.
NOTE: We determine current contract earnings (CE) by looking at the entire contract value (CV), not the earnings of any particular subaccount, or the one-year fixed account or GPA. If the contract value is less than purchase payments received and not previously withdrawn (PPNPW) then contract earnings are zero. We consider your initial purchase payment to be the prior anniversary’s contract value during the first contract year.
For purposes of calculating any withdrawal charge, we treat amounts withdrawn from your contract value in the following order:
1.	First, in each contract year, we withdraw amounts totaling up to 10% of your prior anniversary’s contract value. We do not assess a withdrawal charge on this amount.

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2.	Next, we withdraw contract earnings, if any, that are greater than the amount described in number one above. We do not assess a withdrawal charge on contract earnings.
3.	Next, we withdraw purchase payments received prior to the withdrawal charge period shown in your contract. We do not assess a withdrawal charge on these purchase payments.
4.	Finally, if necessary, we withdraw purchase payments received that are still within the withdrawal charge period you selected and shown in your contract. We withdraw these payments on a “first-in, first-out” (FIFO) basis. We do assess a withdrawal charge on these payments.
NOTE: After withdrawing earnings in numbers one and two above, we next withdraw enough additional contract value (ACV) to meet your requested withdrawal amount. If the amount described in number one above was greater than contract earnings prior to the withdrawal, the excess (XSF) will be excluded from the purchase payments being withdrawn that were received most recently when calculating the withdrawal charge. We determine the amount of purchase payments being withdrawn (PPW) in numbers three and four above as:
PPW = XSF +	(ACV – XSF)	×	(PPNPW – XSF)
(CV – TFA)
If the additional contract value withdrawn is less than XSF, then PPW will equal ACV.
We determine your withdrawal charge by multiplying each of your payments withdrawn by the applicable withdrawal charge percentage, and then adding the total withdrawal charges.
The withdrawal charge percentage depends on the number of years since you made the payments that are withdrawn.
Years from purchase payment receipt	Withdrawal charge percentage
1	7%
2	7
3	6
4	6
5	5
6	4
7	2
Thereafter	0
For a partial withdrawal that is subject to a withdrawal charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. The withdrawal charge percentage is applied to this total amount. We pay you the amount you requested.
The amount of purchase payments withdrawn is calculated using a prorated formula based on the percentage of contract value being withdrawn. As a result, the amount of purchase payments withdrawn may be greater than the amount of contract value withdrawn.
Withdrawal charge calculation example
The following is an example of the calculation we would make to determine the withdrawal charge on a contract with this history:
•	We receive these payments:
–	$10,000 initial;
–	$8,000 on the fifth contract anniversary;
–	$6,000 on the eighth contract anniversary; and
•	You withdraw the contract for its total withdrawal value of $38,101 during the eleventh contract year and make no other withdrawals during that contract year; and
•	The prior anniversary contract value is $38,488.

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Withdrawal Charge	Explanation
$ 0	$3,848.80 is 10% of the prior anniversary’s contract value withdrawn without withdrawal charge; and
0	$10,252.20 is contract earnings in excess of the 10% TFA withdrawal amount withdrawn without withdrawal charge; and
0	$10,000 initial purchase payment was received eight or more years before withdrawal and is withdrawn without withdrawal charge; and
400	$8,000 purchase payment is in its fifth year from receipt, withdrawn with a 5% withdrawal charge; and
360	$6,000 purchase payment is in its third year from receipt, withdrawn with a 6% withdrawal charge.
$760
Waiver of withdrawal charges
We do not assess a withdrawal charge for:
•	withdrawals of any contract earnings;
•	withdrawals of amounts totaling up to 10% of your prior contract anniversary’s contract value to the extent they exceed contract earnings;
•	required minimum distributions from a qualified annuity to the extent that they exceed the free amount. The amount on which withdrawal charges are waived can be no greater than the RMD amount calculated under your specific contract currently in force;
•	contracts settled using an annuity payout plan;
•	death benefits;
•	withdrawals you make under your contract’s “Waiver of Withdrawal Charges” provision. To the extent permitted by state law, your contract will include this provision when you and the annuitant are under age 76 at contract issue. We will waive withdrawal charges that we normally assess upon full or partial withdrawal if you provide proof satisfactory to us that, as of the date you request the withdrawal, you or the annuitant are confined to a hospital or nursing home and have been for the prior 60 days; and
•	to the extent permitted by state law, withdrawals you make if you or the annuitant are diagnosed in the second or later contract years as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of the licensed physician’s statement. You must provide us with a licensed physician’s statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed.
Liquidation charge under Annuity Payout Plan E — Payouts for a specified period: If you are receiving variable annuity payments under this annuity payout plan, you can choose to withdraw those payments. The amount that you can withdraw is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% if the assumed investment return is 3.5% and 6.67% if the assumed investment return is 5%. The liquidation charge equals the present value of the remaining payouts using the assumed investment return minus the present value of the remaining payouts using the discount rate.
Fixed Payouts: Withdrawal charge for Fixed Annuity Payout Plan E – Payouts for a specified period: If you are receiving annuity payments under this annuity payout plan, you can choose to take a withdraw and withdrawal charge may apply.
A withdrawal charge will be assessed against the present value of any remaining guaranteed payouts withdrawn. The discount rate we use in determining present values varies based on: (1) the contract value originally applied to the fixed annuitization; (2) the remaining years of guaranteed payouts; (3) the annual effective interest rate and periodic payment amount for new immediate annuities of the same duration as the remaining years of guaranteed payouts; and (4) the interest spread (currently 1.50%). If we do not currently offer immediate annuities, we will use rates and values applicable to new annuitizations to determine the discount rate.
Once the discount rate is applied and we have determined the present value of the remaining guaranteed payouts you withdrawn, the present value determined will be multiplied by the withdrawal charge percentage in the table below and deducted from the present value to determine the net present value you will receive.
Number of Completed Years Since Annuitization	Withdrawal charge percentage
0	Not applicable*
1	5%
2	4
3	3
4	2

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Number of Completed Years Since Annuitization	Withdrawal charge percentage
5	1
6 and thereafter	0
*We do not permit withdrawals in the first year after annuitization.
We will provide a quoted present value (which includes the deduction of any withdrawal charge). You must then formally elect, in a form acceptable to us, to receive this value. The remaining guaranteed payouts following withdraw will be reduced to zero.
Possible group reductions: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and withdrawal charges. However, we expect this to occur infrequently.
Fund Fees and Expenses
There are deductions from and expenses paid out of the assets of the funds that are described in the prospectuses for those funds.
Premium Taxes
Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was issued. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a full withdrawal from your contract.
Optional Living Benefits Charges
Guaranteed Minimum Income Benefit Rider (GMIB) Fee
We deduct a charge (currently 0.35%) based on the GMIB benefit base for this optional feature only if you select it(1). If selected, we deduct the charge from the contract value on your contract anniversary at the end of each contract year. We prorate the GMIB charge among the subaccounts, the GPAs and the one-year fixed account in the same proportion your interest in each account bears to your total contract value.
If the contract is terminated for any reason or when annuity payouts begin, we will deduct the appropriate GMIB fee from the proceeds payable adjusted for the number of calendar days coverage was in place. We cannot increase either GMIB fee after the rider effective date and it does not apply after annuity payouts begin or the GMIB terminates.
We calculate the fee as follows:
0.35% × (CV + ST – FAV)
CV	=	contract value on the contract anniversary
ST	=	transfers from the subaccounts to the GPAs or the one-year fixed account made six months before the contract anniversary.
FAV	=	the value of your GPAs and the one-year fixed account on the contract anniversary.
The result of ST – FAV will never be greater than zero. This allows us to base the GMIB fee largely on the subaccounts and not on the GPAs or the one-year fixed account.
Example
•	You purchase the contract with a payment of $50,000 and allocate all of your payment to the subaccounts.
•	During the first contract year your contract value is $75,000. You transfer $15,000 from the subaccounts to the one-year fixed account.
•	On the first contract anniversary the one-year fixed account value is $15,250 and the subaccount value is $58,000. Your total contract value is $73,250.
•	The GMIB fee percentage is 0.35%.

We calculate the charge for the GMIB as follows:
Contract value on the contract anniversary:	$ 73,250
plus transfers from the subaccounts to the one-year fixed account in the six months before the contract anniversary:	+15,000
minus the value of the one-year fixed account on the contract anniversary:	–15,250
$ 73,000

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The GMIB fee charged to you: 0.35% × $73,000 =	255.5
8% Performance Credit Rider (PCR) Fee
We charge a fee of 0.25% of your contract value for this optional feature if you select it. If selected, we deduct the fee from your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the GPAs, the one-year fixed account and the subaccounts in the same proportion as your interest bears to your total contract value. If you select the PCR, you cannot add a GMIB rider.
If the contract is terminated for any reason or when annuity payouts begin, we will deduct the PCR fee from the proceeds payable adjusted for the number of calendar days coverage was in place. We cannot increase the PCR fee.
Valuing Your Investment
We value your accounts as follows:
GPAs and One-Year Fixed Account
We value the amounts you allocate to the GPAs and the one-year fixed account directly in dollars. The value of the GPAs and the one-year fixed account equals:
•	the sum of your purchase payments and transfer amounts allocated to the GPAs and the one-year fixed account (including any positive or negative MVA on amounts transferred from the GPAs to the one-year fixed account);
•	plus any contract value credits allocated to the GPAs and one-year fixed account;
•	plus interest credited;
•	minus the sum of amounts withdrawn (including any applicable withdrawal charges) and amounts transferred out;
•	minus any prorated portion of the contract administrative charge; and
•	minus the prorated portion of the fee for any of the following optional benefits you have selected:
–	Guaranteed Minimum Income Benefit rider
–	Performance Credit rider
Subaccounts
We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial withdrawal; transfer amounts out of a subaccount; or we assess a contract administrative charge, a withdrawal charge, or fee for any optional contract riders with annual charges (if applicable).
The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses.
Here is how we calculate accumulation unit values:
Number of units: To calculate the number of accumulation units for a particular subaccount, we divide your investment by the current accumulation unit value.
Accumulation unit value: The current accumulation unit value for each subaccount equals the last value times the subaccount’s current net investment factor.
We determine the net investment factor by:
•	adding the fund’s current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
•	dividing that sum by the previous adjusted net asset value per share; and
•	subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.
Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.
Factors that affect subaccount accumulation units: Accumulation units may change in two ways — in number and in value.

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The number of accumulation units you own may fluctuate due to:
•	additional purchase payments you allocate to the subaccounts;
•	any contract value credits allocated to the subaccounts;
•	transfers into or out of the subaccounts (including any positive or negative MVA on amounts transferred from the GPAs);
•	partial withdrawals;
•	withdrawal charges;
and the deduction of a prorated portion of:
•	the contract administrative charge; and
•	the fee for any of the following optional benefits you have selected:
–	Guaranteed Minimum Income Benefit rider and/or
–	Performance Credit rider
Accumulation unit values will fluctuate due to:
•	changes in fund net asset value;
•	fund dividends distributed to the subaccounts;
•	fund capital gains or losses;
•	fund operating expenses; and
•	mortality and expense risk fee and the variable account administrative charge.
Contract Value Credits
You are eligible to receive a contract value credit if you select the ROP Death Benefit. Before annuity payouts begin while this contract is in force we will apply contract value credits to your contract beginning on the eighth contract anniversary if there are “eligible purchase payments.” Generally, we will apply contract value credits on an annual basis at your contract anniversary. However, we reserve the right to apply contract value credits on a quarterly or a monthly basis.
Eligible purchase payments: purchase payments not previously withdrawn that are no longer subject to a withdrawal charge (i.e., that are eight or more years old).
Annual contract value credit formula: 0.50% × (CV × (EPP ÷ TPP))
CV	=	contract value at the time of the calculation.
EPP	=	eligible purchase payments at the time of the calculation.
TPP	=	total purchase payments at the time of the calculation.
If we calculate and apply contract value credits on a quarterly basis, we will change the percentage we use in the calculation from 0.50% to 0.125%. If we calculate and apply the credit on a monthly basis, we will change the percentage we use in the calculation from 0.50% to 0.04167%.
We allocate contract value credits to the fixed accounts and subaccounts according to the asset allocation instructions that you have in place at the time we apply the contract value credit. We continue to apply contract value credits for the life of your contract until total withdrawal or annuity payouts begin. The contract value credits will be taxable when we distribute contract value to you.
The contract value credit is available because of lower costs associated with a reduced death benefit guarantee. Because the guaranteed death benefit is lower in situations where the contract value credit is paid, there may be circumstances where you may be worse off for having received the credit than in other contracts. In particular, if the market were to decline, and a death benefit became payable, the amount paid might be less.
Example
•	You purchase a contract with a payment of $100,000 and you select the ROP Death Benefit.
•	You make an additional payment on the fourth contract anniversary of $60,000.
•	Your contract value on the eighth contract anniversary grows to $250,000. We choose to apply contract value credits on an annual basis. Your eligible purchase payment on the eighth contract anniversary is the original $100,000 payment; the additional $60,000 payment made on the fourth contract anniversary is still subject to a withdrawal charge. We calculate the contract value credit as follows:
0.50% × ($250,000 × ($100,000 ÷ $160,000) = $781.25
After application of the contract value credit, your contract value on the eighth contract anniversary would be $250,781.25.

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Making the Most of Your Contract
Automated Dollar-Cost Averaging
Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the one-year fixed account or the two-year GPA (without a MVA) to one or more subaccounts. The three to ten year GPAs are not available for automated transfers. You can also obtain the benefits of dollar-cost averaging by setting up regular automatic SIP payments or by establishing an Interest Sweep strategy. Interest Sweeps are a monthly transfer of the interest earned from either the one-year fixed account or the two-year GPA into the subaccounts of your choice. If you participate in an Interest Sweep strategy the interest you earn will be less than the annual interest rate we apply because there will be no compounding. There is no charge for dollar-cost averaging.
This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.
How dollar-cost averaging works
By investing an equal number of dollars each month		Month	Amount invested	Accumulation unit value	Number of units purchased
		Jan	$100	$20	5.00
		Feb	100	18	5.56
you automatically buy more units when the per unit market price is low		Mar	100	17	5.88
	→	Apr	100	15	6.67
		May	100	16	6.25
		Jun	100	18	5.56
		Jul	100	17	5.88
and fewer units when the per unit market price is high.		Aug	100	19	5.26
	→	Sept	100	21	4.76
		Oct	100	20	5.00
You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.
Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your investment professional.
Tiered Dollar-Cost Averaging (Tiered DCA) Program
If your net contract value(1) is at least $10,000, you can choose to participate in the Tiered DCA program. There is no charge for the Tiered DCA program. Under the Tiered DCA program, you can allocate a new purchase payment to one of two special Tiered DCA accounts. We determine which Tiered DCA account you are eligible for as follows:
If your net contract value(1) is…	we allocate your new purchase payment to:
$10,000–$49,999	Tier 1 DCA account
$50,000 or more	Tier 2 DCA account(2)
(1)	“Net contract value” equals your current contract value plus any new purchase payment you make. If this is a new contract funded by purchase payments from multiple sources, we determine your net contract value based on the purchase payments, withdrawal requests and exchange requests submitted with your application.
(2)	You cannot allocate your new purchase payments to a Tier 1 DCA account if you are eligible to participate in a Tier 2 DCA account.
You may only allocate a new purchase payment of at least $1,000 to the Tiered DCA account for which you are eligible. You cannot transfer existing contract values into the Tiered DCA account. Each Tiered DCA account lasts for only six months from the time we receive your first purchase payment. We make monthly transfers of your total Tiered DCA account value into the GPAs, the one-year fixed account and/or subaccounts you select over the six-month period. If you elect to transfer into a GPA, you must meet the $1,000 minimum required investment limitation for each transfer.
We reserve the right to credit a lower interest rate to each Tiered DCA account if you select the GPAs or the one-year fixed account as part of your Tiered DCA transfers. We credit higher rates on the Tier 2 DCA account than on the Tier 1 DCA account. We will change the interest rate on each Tiered DCA account from time to time at our discretion. From

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time to time, we may credit interest to the Tiered DCA account at promotional rates that are higher than those we credit to the one-year fixed account. We base these rates on competition and on the interest rate we are crediting to the one-year fixed account at the time of the change. Once we credit interest to a particular purchase payment, that rate does not change even if we change the rate we credit on new purchase payments or if your net contract value changes. We credit each Tiered DCA account with current guaranteed annual rate that is in effect on the date we receive your purchase payment. However, we credit this annual rate over the six-month period on the balance remaining in your Tiered DCA account. Therefore, the net effective interest rate you receive is less than the stated annual rate. We do not credit this interest after we transfer the value out of the Tiered DCA account into the accounts you selected.
If you make additional purchase payments while a Tiered DCA account term is in progress, the amounts you allocate to an existing Tiered DCA account will be transferred out of the Tiered DCA account over the remainder of the term. If you are funding a Tiered DCA account from multiple sources, we apply each purchase payment to the account and credit interest on that purchase payment on the date we receive it. This means that all purchase payments may not be in the Tiered DCA account at the beginning of the six-month period. Therefore, you may receive less total interest than you would have if all your purchase payments were in the Tiered DCA account from the beginning. If we receive any of your multiple payments after the six-month period ends, you can either allocate those payments to a new Tiered DCA account (if available) or to any other accounts available under your contract.
You cannot participate in the Tiered DCA program if you are making payments under a Systematic Investment Plan. You may simultaneously participate in the Tiered DCA program and the asset-rebalancing program as long as your subaccount allocation is the same under both programs. If you elect to change your subaccount allocation under one program, we automatically will change it under the other program so they match. If you participate in more than one Tiered DCA account, the asset allocation for each account may be different as long as you are not also participating in the asset-rebalancing program.
You may terminate your participation in the Tiered DCA program at any time. If you do, we will not credit the current guaranteed annual interest rate on any remaining Tiered DCA account balance. We will transfer the remaining balance from your Tiered DCA account to the other accounts you selected for your DCA transfers or we will allocate it in any manner you specify. Similarly, if we cannot accept any additional purchase payments into the Tiered DCA program, we will allocate the purchase payments to the other accounts you selected for your DCA transfers or in any other manner you specify.
We can modify the terms or discontinue the Tiered DCA program at any time. Any modifications will not affect any purchase payments that are already in a Tiered DCA account. For more information on the Tiered DCA program, contact your investment professional.
The Tiered DCA program does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals.
Asset Rebalancing
You can ask us in writing to automatically rebalance the subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. There is no charge for asset rebalancing. The contract value must be at least $2,000.
You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. If you are also participating in the Tiered DCA program and you change your subaccount asset allocation for the asset rebalancing program, we will change your subaccount asset allocation under the Tiered DCA program to match. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your investment professional.
Transferring Among Accounts
You may transfer contract value from any one subaccount, GPAs or the one-year fixed account, to another subaccount before annuity payouts begin. Certain restrictions apply to transfers involving the GPAs and the one-year fixed account.
The date your request to transfer will be processed depends on when and how we receive it:
For transfer requests received in writing:
•	If we receive your transfer request at our Service Center in good order before the close of the NYSE (4:00pm Eastern time unless the NYSE closes earlier), we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.

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•	If we receive your transfer request at our Service Center in good order at or after the close of the NYSE (4:00pm Eastern time unless the NYSE closes earlier), we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.
For transfer requests received by phone:
•	If we receive your transfer request at our Service Center in good order before the close of the NYSE (4:00pm Eastern time unless the NYSE closes earlier), we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.
•	If we receive your transfer request at our Service Center in good order at or after the close of the NYSE (4:00pm Eastern time unless the NYSE closes earlier), we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.
There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments. Transfers out of the GPAs will be subject to an MVA if done more than 30 days before the end of the guarantee period.
We may suspend or modify transfer privileges at any time.
For information on transfers after annuity payouts begin, see “Transfer policies” below.
Transfer policies
•	Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the GPAs and the one-year fixed account at any time. However, if you made a transfer from the one-year fixed account to the subaccounts or the GPAs, you may not make a transfer from any subaccount or GPA back to the one-year fixed account for six months following that transfer. We reserve the right to further limit transfers to the GPAs and one-year fixed account if the interest rate we are then currently crediting to the one-year fixed account is equal to the minimum interest rate stated in the contract.
•	It is our general policy to allow you to transfer contract values from the one-year fixed account to the subaccounts or the GPAs once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Transfers from the one-year fixed account are not subject to a MVA. For contracts issued before June 16, 2003, we have removed this restriction, and you may transfer contract values from the one-year fixed account to the subaccounts at any time. We will inform you at least 30 days in advance of the day we intend to reimpose this restriction. For contracts with applications signed on or after June 16, 2003, the amount of contract value transferred to the GPAs and the one-year fixed account cannot result in the value of the GPAs and the one-year fixed account in total being greater than 30% of the contract value. The time limitations on transfers from the GPAs and one-year fixed account will be enforced, and transfers out of the GPAs and one-year fixed account are limited to 30% of the GPA and one-year fixed account values at the beginning of the contract year or $10,000, whichever is greater. Because of this limitation, it may take you several years to transfer all your contract value from the one-year fixed account. You should carefully consider whether the one-year fixed account meets your investment criteria before you invest.
•	You may transfer contract values from a GPA any time after 60 days of transfer or payment allocation to the account. Transfers made more than 30 days before the end of the Guarantee Period will receive a MVA*, which may result in a gain or loss of contract value.
•	If we receive your request on or within 30 days before or after the contract anniversary date, the transfer from the one-year fixed account to the GPAs will be effective on the valuation date we receive it.
•	If you select a variable payout, once annuity payouts begin, you may make transfers once per contract year among the subaccounts and we reserve the right to limit the number of subaccounts in which you may invest.
•	Once annuity payouts begin, you may not make any transfers to the GPAs.
*	Unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy.
Market Timing
Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.
We seek to prevent market timing. Market timing is frequent or short-term trading activity. We do not accommodate short-term trading activities. Do not buy a contract if you wish to use short-term trading strategies to manage your investment. The market timing policies and procedures described below apply to transfers among the subaccounts within the contract. The underlying funds in which the subaccounts invest have their own market timing policies and procedures. The market timing policies of the underlying funds may be more restrictive than the market timing

RiverSource Signature Variable Annuity — Prospectus    31

policies and procedures we apply to transfers among the subaccounts of the contract, and may include redemption fees. We reserve the right to modify our market timing policies and procedures at any time without prior notice to you.
Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:
•	diluting the value of an investment in an underlying fund in which a subaccount invests;
•	increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and,
•	preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund’s investment objectives.
Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.
In order to help protect you and the underlying funds from the potentially harmful effects of market timing activity, we apply the following market timing policy to discourage frequent transfers of contract value among the subaccounts of the variable account:
We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, dollar-cost averaging and asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer request, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.
If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:
•	requiring transfer requests to be submitted only by first-class U.S. mail;
•	not accepting hand-delivered transfer requests or requests made by overnight mail;
•	not accepting telephone or electronic transfer requests;
•	requiring a minimum time period between each transfer;
•	not accepting transfer requests of an agent acting under power of attorney;
•	limiting the dollar amount that you may transfer at any one time;
•	suspending the transfer privilege; or
•	modifying instructions under an automated transfer program to exclude a restricted fund if you do not provide new instructions.
Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.
We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower contract values.
In addition to the market timing policy described above, which applies to transfers among the subaccounts within your contract, you should carefully review the market timing policies and procedures of the underlying funds. The market timing policies and procedures of the underlying funds may be materially different than those we impose on transfers among the subaccounts within your contract and may include mandatory redemption fees as well as other measures to discourage frequent transfers. As an intermediary for the underlying funds, we are required to assist them in applying their market timing policies and procedures to transactions involving the purchase and exchange of fund shares. This assistance may include, but not be limited to, providing the underlying fund upon request with your Social Security Number, Taxpayer Identification Number or other United States government-issued identifier, and the details of your contract transactions involving the underlying fund. An underlying fund, in its sole discretion, may instruct us at any time to prohibit you from making further transfers of contract value to or from the underlying fund,

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and we must follow this instruction. We reserve the right to administer and collect on behalf of an underlying fund any redemption fee imposed by an underlying fund. Market timing policies and procedures adopted by underlying funds may affect your investment in the contract in several ways, including but not limited to:
•	Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.
•	Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund’s market timing policies and procedures, including instructions we receive from a fund may require us to reject your transfer request. For example, while we disregard transfers permitted under any asset allocation, dollar-cost averaging and asset rebalancing programs that may be described in this prospectus, we cannot guarantee that an underlying fund’s market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.
•	Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund’s returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.
•	Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund’s market timing policies, we cannot guarantee that other intermediaries purchasing that same fund’s shares will do so, and the returns of that fund could be adversely affected as a result.
For more information about the market timing policies and procedures of an underlying fund, the risks that market timing pose to that fund, and to determine whether an underlying fund has adopted a redemption fee, see that fund’s prospectus.
How to request a Transfer or Withdrawal
1 1 By letter
Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or withdrawal to our Service Center:
RiverSource Life Insurance Company
829 Ameriprise Financial Center
Minneapolis, MN 55474
Minimum amount
Transfers or withdrawals:	$500 or entire account balance

Maximum amount
Transfers or withdrawals:	Contract value or entire account balance
*	Failure to provide a Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.

2 2 By automated transfers and automated partial withdrawals
Your investment professional can help you set up automated transfers or partial withdrawals among your GPAs, one-year fixed account or the subaccounts.
You can start or stop this service by written request or other method acceptable to us.
You must allow 30 days for us to change any instructions that are currently in place.
•	Automated transfers from the one-year fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the one-year fixed account within 12 months. For contracts issued before June 16, 2003, we have removed this restriction, and you may transfer contract values from the one-year fixed account to the subaccounts at any time. We will inform you at least 30 days in advance of the day we intend to reimpose this restriction.
For contracts with applications signed on or after June 16, 2003, the time limitations on transfers from the one-year fixed account will be enforced, and transfers out of the one-year fixed account are limited to 30% of the one-year fixed account values at the beginning of the contract year or $10,000, whichever is greater.

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•	Automated withdrawals may be restricted by applicable law under some contracts.
•	You may not make systematic purchase payments if automated partial withdrawals are in effect.
•	Automated partial withdrawals may result in income taxes and penalties on all or part of the amount withdrawn.

Minimum amount
Transfers or withdrawals:	$100 monthly
$250 quarterly, semiannually or annually

3 3 By phone
Call:
1-800-333-3437
Minimum amount
Transfers or withdrawals:	$500 or entire account balance
Maximum amount
Transfers:	Contract value or entire account balance
Withdrawals:	$100,000
We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.
We will honor any telephone transfer or withdrawal requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.
Telephone transfers and withdrawals are automatically available. You may request that telephone transfers and withdrawals not be authorized from your account by writing to us.
Withdrawals
You may withdraw all or part of your contract at any time before the retirement date by sending us a written request or calling us.
The date your withdrawal request will be processed depends on when and how we receive it:
For withdrawal requests received in writing:
•	If we receive your withdrawal request at our Service Center in good order before the close of the NYSE (4:00pm Eastern time unless the NYSE closes earlier), we will process your withdrawal using the accumulation unit value we calculate on the valuation date we received your withdrawal request.
•	If we receive your withdrawal request at our Service Center in good order at or after the close of the NYSE (4:00pm Eastern time unless the NYSE closes earlier), we will process your withdrawal using the accumulation unit value we calculate on the next valuation date after we received your withdrawal request.
For withdrawal requests received by phone:
•	If we receive your withdrawal request at our Service Center in good order before the close of the NYSE (4:00pm Eastern time unless the NYSE closes earlier), we will process your withdrawal using the accumulation unit value we calculate on the valuation date we received your withdrawal request.
•	If we receive your withdrawal request at our Service Center in good order at or after the close of the NYSE (4:00pm Eastern time unless the NYSE closes earlier), we will process your withdrawal using the accumulation unit value we calculate on the next valuation date after we received your withdrawal request.
We may ask you to return the contract. You may have to pay a contract administrative charge, withdrawal charges or any applicable optional rider charges (see “Charges”), federal income taxes and penalties. State and local income taxes may also apply (see “Taxes”). You cannot make withdrawals after annuity payouts begin except under Annuity Payout Plan E. (See “The Annuity Payout Period — Annuity Payout Plans.”)
Any partial withdrawals you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected will also be reduced (see “Optional Benefits”). In addition, withdrawals you are required to take to satisfy RMDs under the Code may reduce the value of certain death benefits and optional benefits (see “Taxes — Qualified Annuities — Required Minimum Distributions”).

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Withdrawal Policies
If you have a balance in more than one account and you request a partial withdrawal, we will automatically withdraw from all your subaccounts, GPAs and/or the one-year fixed account in the same proportion as your value in each account correlates to your total contract value, unless requested otherwise. After executing a partial withdrawal, the value in each subaccount , one-year fixed account or GPA must be either zero or at least $50.
Receiving Payment
1 1 By regular or express mail
•	payable to you;
•	mailed to address of record.
NOTE: We will charge you a fee if you request express mail delivery.
2 2 By wire or other form of electronic payment
•	request that payment be wired to your bank;
•	pre-authorization required.
We may choose to permit you to have checks issued and delivered to an alternate payee or to an address other than your address of record. We may also choose to allow you to direct wires or other electronic payments to accounts owned by a third-party. We may have additional good order requirements that must be met prior to processing requests to make any payments to a party other than the owner or to an address other than the address of record. These requirements will be designed to ensure owner instructions are genuine and to prevent fraud.
Normally, we will send the payment within seven days after receiving your request in good order. However, we may postpone the payment if:
–	the NYSE is closed, except for normal holiday and weekend closings;
–	trading on the NYSE is restricted, according to SEC rules;
–	an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or
–	the SEC permits us to delay payment for the protection of security holders.
We may also postpone payment of the amount attributable to a purchase payment as part of the total withdrawal amount until cleared from the originating financial institution.
A Special Note on Cybersecurity Risks
Cybersecurity and Systems Integrity
Increasingly, businesses are dependent on the continuity, security, and effective operation of various technology systems. The nature of our business depends on the continued effective operation of our systems and those of our business partners.
This dependence makes us susceptible to operational and information security risks from cyber-attacks. These risks may include the following:
•	the corruption or destruction of data;
•	theft, misuse or dissemination of data to the public, including your information we hold; and
•	denial of service attacks on our website or other forms of attacks on our systems and the software and hardware we use to run them.
These attacks and their consequences can negatively impact your contract, your privacy, your ability to conduct transactions on your contract, or your ability to receive timely service from us. There can be no assurance that we, the underlying funds in your contract, or our other business partners will avoid losses affecting your contract due to any successful cyber-attacks or information security breaches.

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TSA–Special Provisions
Participants in Tax-Sheltered Annuities
If the contract is intended to be used in connection with an employer sponsored 403(b) plan, additional rules relating to this contract can be found in the annuity endorsement for tax sheltered 403(b) annuities. Unless we have made special arrangements with your employer, the contract is not intended for use in connection with an employer sponsored 403(b) plan that is subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”). In the event that the employer either by affirmative election or inadvertent action causes contributions under a plan that is subject to ERISA to be made to this contract, we will not be responsible for any obligations and requirements under ERISA and the regulations thereunder, unless we have prior written agreement with the employer. You should consult with your employer to determine whether your 403(b) plan is subject to ERISA.
In the event we have a written agreement with your employer to administer the plan pursuant to ERISA, special rules apply as set forth in the TSA endorsement.
The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.
The Code imposes certain restrictions on your right to receive early distributions from a TSA:
•	Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:
–	you are at least age 59½;
–	you are disabled as defined in the Code;
–	you severed employment with the employer who purchased the contract;
–	the distribution is because of your death;
–	the distribution is due to plan termination; or
–	you are a qualifying military reservist.
•	If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.
•	Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see “Taxes”)
•	The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.
Changing Ownership
You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our Service Center. The change will become binding on us when we receive and record it. We will honor any change of ownership request received in good order that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.
If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See “Taxes.”)
If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.
Please consider carefully whether or not you wish to change ownership of your annuity contract. If you elected any optional contract features or riders, the new owner and annuitant will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract.
Benefits in Case of Death
There are three death benefit options under this contract:
•	ROP Death Benefit;

36    RiverSource Signature Variable Annuity — Prospectus

•	MAV Death Benefit; and
•	Enhanced Death Benefit.
If either you or the annuitant are 80 or older at contract issue, the ROP death benefit will apply. If both you and the annuitant are 79 or younger at contract issue, you can elect either the ROP death benefit, the MAV death benefit or EDB death benefit rider (if its available in your state) on your application. If you select GMIB you must select either the MAV death benefit or the EDB death benefit rider. Once you elect an option, you cannot change it. We show the option that applies in your contract. The death benefit option that applies determines the mortality and expense risk fee that is assessed against the subaccounts. (See “Charges — Mortality and Expense Risk Fee.”) There are no additional charges for any of the death benefit options. However, if you select ROP death benefit you may be eligible for contract value credits (see “Valuing Your Investments — Contract Value Credits”).
Under all options, we will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant’s death if you die before the retirement start date while this contract is in force. We will base the benefit paid on the death benefit coverage you chose when you purchased the contract. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.
Return of Purchase Payments (ROP) Death Benefit
The ROP death benefit is intended to help protect your beneficiaries financially in that they will never receive less than your purchase payments adjusted for withdrawals. If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greater of these two values, minus any applicable rider charges:
1.	contract value; or
2.	total purchase payments applied to the contract minus adjusted partial withdrawals.

Adjusted partial withdrawals for the ROP or MAV death benefit	=	PW × DB
CV

PW	=	the amount by which the contract value is reduced as a result of the partial withdrawal.
DB	=	the death benefit on the date of (but prior to) the partial withdrawal.
CV	=	contract value on the date of (but prior to) the partial withdrawal.
Example
•	You purchase the contract with a payment of $20,000.
•	On the first contract anniversary you make an additional purchase payment of $5,000.
•	During the second contract year the contract value falls to $22,000 and you take a $1,500 partial withdrawal.
•	During the third contract year the contract value grows to $23,000.

We calculate the ROP death benefit as follows:
Contract value at death:	$23,000.00
Purchase payments minus adjusted partial withdrawals:
Total purchase payments:	$25,000.00
minus adjusted partial withdrawals calculated as:
$1,500 × $25,000 =	–1,704.55
$22,000
for a death benefit of:	$23,295.45
ROP death benefit, calculated as the greatest of these two values:		$23,295.45
Maximum Anniversary Value (MAV) Death Benefit
The MAV death benefit is intended to help protect your beneficiaries financially while your investments have the opportunity to grow. The MAV death benefit does not provide any additional benefit before the first contract anniversary and it may not be appropriate for issue ages 75 to 79 because the benefit values may be limited after age 81. Be sure to discuss with your investment professional whether or not the MAV death benefit is appropriate for your situation.
If both you and the annuitant are age 79 or younger at contract issue, you may choose to add the MAV death benefit to your contract. Once you select the MAV death benefit you may not cancel it. If you select the Guaranteed Minimum Income Benefit Rider you must select either the MAV death benefit or the EDB death benefit rider.
The MAV death benefit provides that if you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of these three values, minus any applicable rider charges:
1.	contract value;
2.	total purchase payments applied to the contract minus adjusted partial withdrawals; or

RiverSource Signature Variable Annuity — Prospectus    37

3.	the maximum anniversary value immediately preceding the date of death plus any purchase payments applied to the contract since that anniversary minus adjusted partial withdrawals since that anniversary.
Maximum anniversary value (MAV): We calculate the MAV on each contract anniversary through age 80. There is no MAV prior to the first contract anniversary. On the first contract anniversary we set the MAV equal to the highest of: (a) your current contract value, or (b) total purchase payments minus adjusted partial withdrawals. Every contract anniversary after that, through age 80, we compare the previous anniversary’s MAV (plus any purchase payments since that anniversary minus adjusted partial withdrawals since that anniversary) to the current contract value and we reset the MAV to the higher value. We stop resetting the MAV after you or the annuitant reach age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial withdrawals from the MAV.
Example
•	You purchase the contract with a payment of $20,000.
•	On the first contract anniversary the contract value grows to $29,000.
•	During the second contract year the contract value falls to $22,000, at which point you take a $1,500 partial withdrawal, leaving a contract value of $20,500.

We calculate the MAV death benefit as follows:
Contract value at death:	$20,500.00
Purchase payments minus adjusted partial withdrawals:
Total purchase payments:	$20,000.00
minus adjusted partial withdrawals, calculated as:
$1,500 × $20,000 =	–1,363.64
$22,000
for a death benefit of:	$18,636.36
The MAV immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial withdrawals:
MAV on the prior anniversary:	$29,000.00
plus purchase payments made since the prior anniversary:	+0.00
minus adjusted partial withdrawals, calculated as:
$1,500 × $29,000 =	–1,977.27
$22,000
for a death benefit of:	$27,022.73
The MAV death benefit, calculated as the greatest of these three values:		$27,022.73
Enhanced Death Benefit (EDB)
The EDB is intended to help protect your beneficiaries financially while your investments have the opportunity to grow. The EDB does not provide any additional benefit before the first contract anniversary and it may not be appropriate for issue ages 75 to 79 because the benefit values may be limited after age 81. Be sure to discuss with your investment professional whether or not the EDB is appropriate for your situation.
If this rider is available in your state and both you and the annuitant are 79 or younger at contract issue, you may choose to add the EDB to your contract. If you select the Guaranteed Minimum Income Benefit Rider you must select either the MAV death benefit or the EDB rider.
The EDB provides that if you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of these three values, minus any applicable rider charges:
1.	contract value;
2.	total purchase payments applied to the contract minus adjusted partial withdrawals; or
3.	the 5% rising floor.
5% rising floor: This is the sum of the value of your GPAs, the one-year fixed account and the variable account floor. There is no variable account floor prior to the first contract anniversary. On the first contract anniversary, we establish the variable account floor as:
•	the amounts allocated to the subaccounts at issue increased by 5%;
•	plus any subsequent amounts allocated to the subaccounts;
•	minus adjusted transfers and partial withdrawals from the subaccounts.

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Thereafter, we continue to add subsequent purchase payments allocated to the subaccounts and subtract adjusted transfers and partial withdrawals from the subaccounts. On each contract anniversary after the first, through age 80, we add an amount to the variable account floor equal to 5% of the prior anniversary’s variable account floor. We stop adding this amount after you or the annuitant reach age 81.
5% rising floor adjusted transfers or partial withdrawals	=	PWT × VAF
SV

PWT	=	the amount by which the contract value in the subaccounts is reduced as a result of the partial withdrawal or transfer from the subaccounts.
VAF	=	variable account floor on the date of (but prior to) the transfer or partial withdrawal.
SV	=	value of the subaccounts on the date of (but prior to) the transfer or partial withdrawal.
Example
•	You purchase the contract with a payment of $25,000 with $5,000 allocated to the one-year fixed account and $20,000 allocated to the subaccounts.
•	On the first contract anniversary, the one-year fixed account value is $5,200 and the subaccount value is $17,000. Total contract value is $23,200.
•	During the second contract year the one-year fixed account value is $5,300 and the subaccount value is $19,000. Total contract value is $24,300. You take a $1,500 partial withdrawal all from the subaccounts, leaving the contract value at $22,800.

The death benefit is calculated as follows:
Contract value at death:	$22,800.00
Purchase payments minus adjusted partial withdrawals:
Total purchase payments:	$25,000.00
minus adjusted partial withdrawals, calculated as:
$1,500 × $25,000 =	–1,543.21
$24,300
for a death benefit of:	$23,456.79
for a MAV death benefit of:
The 5% rising floor:
The variable account floor on the first contract anniversary, calculated as: 1.05 x $20,000 =	$21,000.00
plus amounts allocated to the subaccounts since that anniversary:	+0.00
minus the 5% rising floor adjusted partial withdrawal from the subaccounts, calculated as:
$1,500 × $21,000 =	–1,657.89
$19,000
variable account floor benefit:	$19,342.11
plus the one-year fixed account value:	+5,300.00
5% rising floor (value of the GPAs, one-year fixed account and the variable account floor):	$24,642.11
The EDB death benefit, calculated as the greatest of these three values:		$24,642.11
If You Die Before Your Retirement Date
When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract’s value using the accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.
Nonqualified annuities
If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must give us written instructions to continue the contract as owner. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. If you elected any optional contract features or

RiverSource Signature Variable Annuity — Prospectus    39

riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. The GMIB rider, if selected, will terminate. (See “Optional Benefits.”)
If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:
•	the beneficiary elects in writing, and payouts begin no later than one year after your death, or other date as permitted by the IRS; and
•	the payout period does not extend beyond the beneficiary’s life or life expectancy.
Qualified annuities
•	Spouse beneficiary: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own, so long as he or she is eligible to do so, or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout option, the payouts must begin no later than the year in which you would have reached age 70½. If you attained age 70½ at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.
Your spouse may elect to assume ownership of the contract at any time before annuity payouts begin. If your spouse elects to assume ownership of the contract, the contract value will be equal to the death benefit that would otherwise have been paid. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. The GMIB rider, if selected, will terminate. (See “Optional Benefits.”)
•	Non-spouse beneficiary: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70½, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout or if your death occurs after attaining age 70½, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:
•	the beneficiary elects in writing, and payouts begin no later than one year following the year of your death; and
•	the payout period does not extend beyond the beneficiary’s life or life expectancy.
If a beneficiary elects an alternative payment plan which is an inherited IRA, all optional death benefits and living benefits will terminate. In the event of your beneficiary’s death, their beneficiary can elect to take a lump sum payment or to continue the alternative payment plan following the schedule of minimum withdrawals established based on the life expectancy of your beneficiary.
•	Annuity payout plan: If you elect an annuity payout plan which guarantees payouts to a beneficiary after death, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.
How we handle contracts under unclaimed property laws
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of one to five years from either 1) the contract’s maturity date (the latest day on which income payments may begin under the contract) or 2) the date the death benefit is due and payable. If a contract matures or we determine a death benefit is payable, we will use our best efforts to locate you or designated beneficiaries. If we are unable to locate you or a beneficiary, proceeds will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or you last resided, as shown in our books and records, or to our state of domicile. Generally, this surrender of property to the state is commonly referred to as “escheatment”. To avoid escheatment, and ensure an effective process for your beneficiaries, it is important that your personal address and beneficiary designations are up to date, including complete names, date of birth, current addresses and phone numbers, and taxpayer identification numbers for each beneficiary. Updates to your address or beneficiary designations should be sent to our Service Center.
Escheatment may also be required by law if a known beneficiary fails to demand or present an instrument or document to claim the death benefit in a timely manner, creating a presumption of abandonment. If your beneficiary steps forward (with the proper documentation) to claim escheated annuity proceeds, the state is obligated to pay any such proceeds it is holding.
For nonqualified annuities, non-spousal death benefits are generally required to be distributed and taxed within five years from the date of death of the owner/annuitant or the unclaimed death benefits will be presumed abandoned and subject to escheatment.

40    RiverSource Signature Variable Annuity — Prospectus

Optional Benefits
The assets held in our general account support the guarantees under your contract, including optional death benefits and optional living benefits. To the extent that we are required to pay you amounts in addition to your contract value under these benefits, such amounts will come from our general account assets. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance and financial products as well, and we also pay our obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.
Optional Living Benefits
Guaranteed Minimum Income Benefit Rider (GMIB)
The GMIB is intended to provide you with a guaranteed minimum lifetime income regardless of the volatility inherent in the investments in the subaccounts. If the annuitant is between age 73 and age 75 at contract issue, you should consider whether a GMIB rider is appropriate for your situation because:
•	you must hold the GMIB for seven years;
•	the GMIB rider terminates* 30 days following the contract anniversary after the annuitant’s 86th birthday;
•	you can only exercise the GMIB within 30 days after a contract anniversary;
•	the 6% rising floor value we use in the GMIB benefit base to calculate annuity payouts under the GMIB is limited after age 81; and
•	there are additional costs associated with the rider.
*	The rider and annual fee terminate 30 days following the contract anniversary after the annuitant’s 86th birthday, however, if you exercise the GMIB rider before this time, your benefits will continue according to the annuity payout plan you have selected.
Be sure to discuss with your investment professional whether either GMIB rider option is appropriate for your situation.
If you are purchasing the contract as a qualified annuity, such as an IRA, and you are planning to begin annuity payouts after the date on which minimum distributions required by the IRS must begin, you should consider whether the GMIB is appropriate for you. Partial withdrawals you take from the contract, including those taken to satisfy required minimum distributions, will reduce the GMIB benefit base (defined below), which in turn may reduce or eliminate the amount of any annuity payments available under the rider (see “Taxes — Qualified Annuities — Required Minimum Distributions”). Consult a tax advisor before you purchase any GMIB with a qualified annuity, such as an IRA.
If this rider is available in your state and the annuitant is 75 or younger at contract issue, you may choose to add this optional benefit at the time you purchase your contract for an additional annual charge (see “Charges”). You cannot select this rider if you select the 8% Performance Credit Rider. You must elect the GMIB along with either the MAV death benefit or the EDB death benefit rider at the time you purchase your contract and your rider effective date will be the contract issue date.
In some instances we may allow you to add the GMIB to your contract at a later date if it was not available when you initially purchased your contract. In these instances, we would add the GMIB on the next contract anniversary and this would become the rider effective date. For purposes of calculating the GMIB benefit base under these circumstances, we consider the contract value on the rider effective date to be the initial purchase payment; we disregard all previous purchase payments, transfers and withdrawals in the GMIB calculations.
Investment selection under the GMIB: You may allocate your purchase payments or transfers to any of the subaccounts, the GPAs or the one-year fixed account. However, we reserve the right to limit the amount you allocate to subaccounts investing in the Columbia Variable Portfolio — Cash Management Fund to 10% of the total amount in the subaccounts. If we are required to activate this restriction, and you have more than 10% of your subaccount value in this fund, we will send you a notice and ask that you reallocate your contract value so that the 10% limitation is satisfied within 60 days. We will terminate the GMIB if you have not satisfied the limitation after 60 days.
Exercising the GMIB:
•	you may only exercise the GMIB within 30 days after any contract anniversary following the expiration of a seven-year waiting period from the rider effective date.
•	the annuitant on the retirement date must be between 50 and 86 years old.
•	you can only take an annuity payout under one of the following annuity payout plans:
–	Plan A – Life Annuity — no refund
–	Plan B – Life Annuity with ten years certain

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–	Plan D – Joint and last survivor life annuity — no refund
•	you may change the annuitant for the payouts.
When you exercise your GMIB, you may select a fixed or variable annuity payout plan. Fixed annuity payouts are calculated using the annuity purchase rates based on the “1983 Individual Annuitant Mortality Table A” with 100% Projection Scale G and an interest rate of 2.5%. Your annuity payouts remain fixed for the lifetime of the annuity payout period.
First year variable annuity payouts are calculated in the same manner as fixed annuity payouts. Once calculated, your annuity payouts remain unchanged for the first year. After the first year, subsequent annuity payouts are variable and depend on the performance of the subaccounts you select. Variable annuity payouts after the first year are calculated using the following formula:
P t-1 (1 + i)	= Pt
1.05

P t–1	=	prior annuity payout
P t	=	current annuity payout
i	=	annualized subaccount performance
Each subsequent variable annuity payout could be more or less than the previous variable annuity payout if the subaccount investment performance is greater or less than the 5% assumed investment rate. If your subaccount performance equals 5%, your annuity payout will be unchanged from the previous annuity payout. If your subaccount performance is in excess of 5%, your variable annuity payout will increase from the previous annuity payout. If your subaccount investment performance is less than 5%, your variable annuity payout will decrease from the previous annuity payout.
The GMIB benchmarks the contract growth at each anniversary against several comparison values and sets the GMIB benefit base (described below) equal to the largest value. The GMIB benefit base, less any applicable premium tax, is the value we apply to the guaranteed annuity purchase rates we use in the 2.5% Table to calculate the minimum annuity payouts you will receive if you exercise the GMIB. If the GMIB benefit base is greater than the contract value, the GMIB may provide a higher annuity payout level than is otherwise available. However, the GMIB uses guaranteed annuity purchase rates which may result in annuity payouts that are less than the annuity purchase rates that we will apply at annuitization under the standard contract provisions. Therefore, the level of income provided by the GMIB may be less than the income the contract otherwise provides. If the annuity payouts through the standard contract provisions are more favorable than the payouts available through the GMIB, you will receive the higher standard payout option. The GMIB does not create contract value or guarantee the performance of any investment option.
GMIB benefit base: If the GMIB is effective at contract issue, the GMIB benefit base is the greatest of:
•	contract value;
•	total purchase payments minus adjusted partial withdrawals; or
•	the 6% rising floor.
•	6% rising floor: This is the sum of the value of the GPAs, one-year fixed account and the variable account floor. We calculate the variable account floor on each contract anniversary through age 80. There is no variable account floor prior to the first contract anniversary. On the first contract anniversary, we set the variable account floor equal to:
•	the initial purchase payments allocated to the subaccounts increased by 6%;
•	plus any subsequent amounts allocated to the subaccounts; and
•	minus adjusted transfers or partial withdrawals from the subaccounts.
Every contract anniversary after that, through age 80, we reset the variable account floor by accumulating the prior anniversary’s variable account floor at 6% plus any subsequent amounts allocated to the subaccounts minus adjusted transfers or partial withdrawals from the subaccounts. We stop resetting the variable account floor after you or the annuitant reach age 81. However, we continue to add subsequent amounts you allocate to the subaccounts and subtract adjusted transfers or partial withdrawals from the subaccounts.
Keep in mind that the 6% rising floor is limited after age 81.
We reserve the right to exclude from the GMIB benefit base any purchase payments you make in the five years before you exercise the GMIB. We would do so only if such payments total $50,000 or more or if they are 25% or more of total contract payments. If we exercise this right, we:
•	subtract each payment adjusted for market value from the contract value.
•	subtract each payment from the 6% rising floor. We adjust the payments made to the GPAs and the one-year fixed account for market value. We increase payments allocated to the subaccounts by 6% for the number of full contract years they have been in the contract before we subtract them from the 6% rising floor.

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For each payment, we calculate the market value adjustment to the contract value, the GPAs and the one-year fixed account value of the 6% rising floor as:
PMT × CVG
ECV

PMT	=	each purchase payment made in the five years before you exercise the GMIB.
CVG	=	current contract value at the time you exercise the GMIB.
ECV	=	the estimated contract value on the anniversary prior to the payment in question. We assume that all payments and partial withdrawals occur at the beginning of a contract year.
For each payment, we calculate the 6% increase of payments allocated to the subaccounts as:
PMT	×	(1.06) CY

CY	=	the full number of contract years the payment has been in the contract.
Terminating the GMIB
•	You may terminate the rider within 30 days after the first rider anniversary.
•	You may terminate the rider any time after the seventh rider anniversary.
•	The rider will terminate on the date:
–	you make a full withdrawal from the contract;
–	a death benefit is payable; or
–	you choose to begin taking annuity payouts under the regular contract provisions.
•	The GMIB rider will terminate* 30 days following the contract anniversary after the annuitant’s 86th birthday.
*	The rider and annual fee terminate 30 days following the contract anniversary after the annuitant’s 86th birthday, however, if you exercise the GMIB rider before this time, your benefits will continue according to the annuity payout plan you have selected.
Example
•	You purchase the contract during the 2004 calendar year with a payment of $100,000 and you allocate all of your purchase payment to the subaccounts.
•	There are no additional purchase payments and no partial withdrawals.
•	Assume the annuitant is male and age 55 at contract issue. For the joint and last survivor option (annuity payout Plan D), the joint annuitant is female and age 55 at contract issue.
•	Taking into account fluctuations in contract value due to market conditions, we calculate the GMIB benefit base as:

Contract anniversary	Contract value	Purchase payments	6% rising floor	GMIB benefit base
1	$107,000	$100,000	$106,000
2	125,000	100,000	112,360
3	132,000	100,000	119,102
4	150,000	100,000	126,248
5	85,000	100,000	133,823
6	120,000	100,000	141,852
7	138,000	100,000	150,363	$150,363
8	152,000	100,000	159,388	159,388
9	139,000	100,000	168,948	168,948
10	126,000	100,000	179,085	179,085
11	138,000	100,000	189,830	189,830
12	147,000	100,000	201,220	201,220
13	215,000	100,000	213,293	215,000
14	234,000	100,000	226,090	234,000
15	240,000	100,000	239,655	240,000
NOTE: The 6% rising floor value is limited after age 81, but the GMIB benefit base may increase if the contract value increases. However, you should keep in mind that you are always entitled to annuitize using the contract value without exercising the GMIB.

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If you annuitize the contract within 30 days after a contract anniversary, the payout under a fixed annuity option (which is the same as the minimum payout for the first year under a variable annuity option) would be:
Contract anniversary at exercise	GMIB Benefit Base	Plan A – life annuity — no refund	Minimum Guaranteed Monthly Income
			Plan B – life annuity with ten years certain	Plan D joint and last survivor life annuity — no refund
10	$179,085 (6% Rising Floor)	$ 872.14	$ 850.65	$ 691.27
15	240,000 (Contract Value)	1,346.40	1,286.40	1,034.40
The payouts above are shown at guaranteed annuity rates we use in the 2.5% Table. Payouts under the standard provisions of this contract will be based on our annuity rates in effect at annuitization and are guaranteed to be greater than or equal to the guaranteed annuity rates stated in Table B of the contract. The fixed annuity payout available under the standard provisions of this contract would be at least as great as shown below:
Contract anniversary at exercise	GMIB Benefit Base	Plan A – life annuity — no refund	Plan B – life annuity with ten years certain	Plan D joint and last survivor life annuity — no refund
10	$126,000	$ 650.16	$ 632.52	$ 520.38
15	240,000	1,416.00	1,351.20	1,096.80
In the example above, at the 15th contract anniversary you would not experience a benefit from the GMIB as the payout available to you is equal to or less than the payout available under the standard provisions of the contract.
8% Performance Credit Rider (PCR)
The PCR is intended to provide you with an additional benefit if your earnings are less than the target value on the seventh and tenth rider anniversaries (see below). This is an optional benefit you may select for an additional annual charge of 0.25% of your contract value. The PCR does not provide any additional benefit before the seventh rider anniversary and it may not be appropriate for issue ages 83 or older due to this required holding period. Be sure to discuss with your investment professional whether or not the PCR is appropriate for your situation.
If the PCR is available in your state, you may choose to add this benefit to your contract at issue. You cannot select the PCR if you select the GMIB.
In some instances we may allow you to add the PCR to your contract at a later date if it was not available when you initially purchased your contract. In these instances, we would add the PCR on the next contract anniversary and this would become the rider effective date. For purposes of calculating the target value under these circumstances, we consider the contract value on the rider effective date to be the first contract year’s purchase payments.
Investment selection under the PCR: You may allocate your purchase payments or transfers to any of the subaccounts, GPAs or the one-year fixed account. However, we reserve the right to limit the aggregate amount in the GPAs and the one-year fixed account and amounts you allocate to subaccounts investing in the Columbia Variable Portfolio — Government Money Market Fund (Class 3) to 10% of your total contract value. If we are required to activate this restriction, and you have more than 10% of your contract value in these accounts, we will send you a notice and ask that you reallocate your contract value so that the 10% limitation is satisfied within 60 days. We will terminate the PCR if you have not satisfied the limitation after 60 days.
Target value: We calculate the target value on each rider anniversary. There is no target value prior to the first rider anniversary. On the first rider anniversary we set the target value equal to your first year’s purchase payments minus the target value adjusted partial withdrawals accumulated at an annual effective rate of 8%. Every rider anniversary after that, we recalculate the target value by accumulating the prior anniversary’s target value and any additional purchase payments minus the target value adjusted partial withdrawals at an annual effective rate of 8%.
Target value adjusted partial withdrawals	=	PW × TV
CV

PW	=	the partial withdrawal including any applicable withdrawal charge or MVA.
TV	=	the target value on the date of (but prior to) the partial withdrawal.
CV	=	contract value on the date of (but prior to) the partial withdrawal.

44    RiverSource Signature Variable Annuity — Prospectus

Your benefits under the PCR are as follows:
(a)	If on the seventh rider anniversary your contract value is less than the target value, we will add a PCR credit to your contract equal to:

3%	×	(PP – PCRPW – PP5)

PP	=	total purchase payments.
PCRPW	=	PCR adjusted partial withdrawals. The PCR adjusted partial withdrawal amount is an adjustment we make to determine the proportionate amount of any partial withdrawal attributable to purchase payments received five or more years before the target value is calculated (on the tenth year rider anniversary). For a more detailed description of the PCR adjusted partial withdrawal please see Appendix A.
PP5	=	purchase payments made in the prior five years.
We apply the PCR credit to your contract on the seventh rider anniversary and allocate it among the fixed accounts and subaccounts according to your current asset allocation.
(b)	If on the tenth rider anniversary your contract value is less than the target value, we will add a PCR credit to your contract equal to:

5%	x	(PP – PCRPW – PP5)
We restart the calculation period for the PCR on the tenth rider anniversary and every ten years after that while you own the contract. We use the contract value (including any credits) on that anniversary as your first contract year’s payments for calculating the target value and any applicable PCR credit. We may then apply additional PCR credits to your contract at the end of each seven- and ten-year period as described above.
PCR reset: You can elect to lock in your contract growth by restarting the ten-year PCR calculation period on any contract anniversary. If you elect to restart the calculation period, the contract value on the restart date is used as the first year’s payments for the calculating the target value and any applicable PCR credit. The next calculation period for the PCR will restart at the end of this new ten-year period. We must receive your request to restart the PCR calculation period within 30 days after a contract anniversary.
Terminating the PCR
•	You may terminate the PCR within 30 days following the first contract anniversary after the PCR rider effective date.
•	You may terminate the PCR within 30 days following the later of the tenth contract anniversary after the PCR rider effective date or the last rider reset date.
•	The PCR will terminate on the date:
–	you make a full withdrawal from the contract;
–	that a death benefit is payable; or
–	you choose to begin taking annuity payouts.
Example
•	You purchase the contract with a payment of $104,000.
•	There are no additional purchase payments and no partial withdrawals.
•	On the seventh contract anniversary, the contract value is $150,000.
•	We determine the target value on the seventh contract anniversary as your purchase payments (there are no partial withdrawals to subtract) accumulated at an annual effective rate of 8% or:
$104,000 × (1.08)7 = $104,000 × 1.71382 = $178,237.72.
Your contract value ($150,000) is less than the target value ($178,237.72) so we will add a PCR credit to your contract equal to 3% of your purchase payments (there are no partial withdrawals or purchase payments made in the last five years to subtract), which is:
0.03 × $104,000 = $3,120.
After application of the PCR credit, your total contract value would be $153,120.
•	On the tenth contract anniversary, the contract value is $220,000.
•	We determine the target value on the tenth contract anniversary as your purchase payments (there are no partial withdrawals to subtract) accumulated at an annual effective rate of 8% or:
$104,000 × (1.08)10 = $104,000 × 2.158924 = $224,528.20.

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Your contract value ($220,000) is less than the target value ($224,528.20) so we will add a PCR credit to your contract equal to 5% of your purchase payments (there are no partial withdrawals or purchase payments made in the last five years to subtract), which is:
0.05 × $104,000 = $5,200.
After application of the PCR credit, your total contract value would be $225,200.
•	The PCR calculation period automatically restarts on the tenth contract anniversary with the target values first year’s payments equal to $225,200. We would make the next PCR credit determination on the twentieth contract anniversary.
The Annuity Payout Period
As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any withdrawal charges upon retirement but withdrawal charges may apply when electing to exercise liquidity features we may make available under certain fixed annuity payout options.
You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your retirement date after any rider charges have been deducted. Additionally, we currently allow you to use part of the amount available to purchase payouts, leaving any remaining contract value to accumulate on a tax-deferred basis. Special rules apply for partial annuitization of your annuity contract, see “Taxes — Nonqualified Annuities — Annuity payouts” and “Taxes — Qualified Annuities — Annuity payouts.” If you select a variable annuity payout, we reserve the right to limit the number of subaccounts in which you may invest. The GPAs are not available during this payout period.
Amounts of fixed and variable payouts depend on:
•	the annuity payout plan you select;
•	the annuitant’s age and, in most cases, sex;
•	the annuity table in the contract; and
•	the amounts you allocated to the accounts at settlement.
In addition, for variable annuity payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. Fixed payouts generally remain the same from month to month unless you have elected an option providing for increasing payments.
For information with respect to transfers between accounts after annuity payouts begin, see “Making the Most of Your Contract — Transfer policies.”
Annuity Tables
The annuity tables in your contract (Table A and Table B) show the amount of the monthly payout for each $1,000 of contract value according to the age and, when applicable, the annuitant’s sex. (Where required by law, we will use a unisex table of settlement rates.)
Table A shows the amount of the first monthly variable annuity payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using a 5% assumed interest rate results in a higher initial payout, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.
Table B shows the minimum amount of each fixed annuity payout. We declare current payout rates that we use in determining the actual amount of your fixed annuity payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.
Annuity Payout Plans
We make available variable annuity payouts where payout amounts will vary based on the performance of the variable account. We may also make fixed annuity payouts available where payments of a fixed amount are made for the period specified in the plan, subject to any surrender we may permit. You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before the retirement date. Generally, you may select one of the Plans A through E below or another plan agreed to by us.

46    RiverSource Signature Variable Annuity — Prospectus

•	Plan A – Life annuity — no refund: We make monthly payouts until the annuitant’s death. Payouts end with the last payout before the annuitant’s death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.
•	Plan B – Life annuity with five, ten or 15 years certain: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period in the event the annuitant dies before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant’s death.
•	Plan C – Life annuity — installment refund: We make monthly payouts until the annuitant’s death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.
•	Plan D – Joint and last survivor life annuity — no refund: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.
•	Plan E – Payouts for a specified period: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining payouts and pay it to you in a lump sum.
For Plan A, if the annuitant dies before the initial payment, no payments will be made. For Plan B, if the annuitant dies before the initial payment, the payments will continue for the guaranteed payout period. For Plan C, if the annuitant dies before the initial payment, the payments will continue for the installment refund period. For Plan D, if both annuitants die before the initial payment, no payments will be made; however, if one annuitant dies before the initial payment, the payments will continue until the death of the surviving annuitant.
In addition to the annuity payout plans described above, we may offer additional payout plans. Terms and conditions of annuity payout plans will be disclosed at the time of election, including any associated fees or charges. It is important to remember that the election and use of liquidity features will result in payouts ceasing.
Utilizing a liquidity feature to withdraw the underlying value of remaining payouts may result in the assessment of a withdrawal charge (See “Charges — Withdrawal charge”) or a 10% IRS penalty tax. (See “Taxes.”).
Annuity payout plan requirements for qualified annuities: If your contract is a qualified annuity, you must select a payout plan as of the retirement date set forth in your contract. You have the responsibility for electing a payout plan under your contract that complies with applicable law. Your contract describes your payout plan options. The options will meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:
•	in equal or substantially equal payments over a period not longer than your life expectancy, or over the joint life expectancy of you and your designated beneficiary; or
•	over a period certain not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary.
If we do not receive instructions: You must give us written instructions for the annuity payouts at least 30 days before the annuitant’s retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed.
If monthly payouts would be less than $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.
Death after annuity payouts begin: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.
Taxes
Under current law, your contract has a tax-deferral feature. Generally, this means you do not pay income tax until there is a taxable distribution (or deemed distribution) from the contract. We will send a tax information reporting form for any year in which we made a taxable or reportable distribution according to our records.

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Nonqualified Annuities
Generally, only the increase in the value of a non-qualified annuity contract over the investment in the contract is taxable. Certain exceptions apply. Federal tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when distributions are taken from any one of those contracts.
Annuity payouts: Generally, unlike withdrawals described below, the income taxation of annuity payouts is subject to exclusion ratios (for fixed annuity payouts) or annual excludable amounts (for variable annuity payouts). In other words, in most cases, a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment in the contract and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax. Under Annuity Payout Plan A: Life annuity — no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See “The Annuity Payout Period — Annuity Payout Plans.”)
Beginning in 2011, federal tax law permits taxpayers to annuitize a portion of their nonqualified annuity while leaving the remaining balance to continue to grow tax-deferred. Under the partial annuitization rules, the portion annuitized must be received as an annuity for a period of 10 years or more, or for the lives of one or more individuals. If this requirement is met, the annuitized portion and the tax-deferred balance will generally be treated as two separate contracts for income tax purposes only. If a contract is partially annuitized, the investment in the contract is allocated between the deferred and the annuitized portions on a pro rata basis.
Withdrawals: Generally, if you withdrawal all or part of your nonqualified annuity your annuity payouts begin, including withdrawals under any optional withdrawal benefit rider, your withdrawal will be taxed to the extent that the contract value immediately before the withdrawal exceeds the investment in the contract. Different rules may apply if you exchange another contract into this contract.
You also may have to pay a 10% IRS penalty for withdrawals of taxable income you make before reaching age 59½ unless certain exceptions apply.
Withholding: If you receive taxable income as a result of an annuity payout or withdrawal, including withdrawals under any optional withdrawal benefit rider, we may deduct federal, and in some cases state withholding against the payment. Any withholding represents a prepayment of your income tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, and you have a valid U.S. address, you may be able to elect not to have federal income tax withholding occur.
If the payment is part of an annuity payout plan, we generally compute the amount of federal income tax withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as partial or full withdrawal) we compute federal income tax withholding using 10% of the taxable portion.
The federal income tax withholding requirements differ if we deliver payment outside the United States or you are a non-resident alien.
Some states also may impose income tax withholding requirements similar to the federal withholding described above or may allow you to elect withholding. If this should be the case, we may deduct state income tax withholding from the payment.
Death benefits to beneficiaries: The death benefit under a nonqualified contract is not exempt from estate (federal or state) taxes. In addition, for income tax purposes, any amount your beneficiary receives that exceeds the remaining investment in the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments. (See also “Benefits in Case of Death — If You Die Before the Retirement Date”).
Net Investment Income Tax (also known as Medicare contribution tax): Effective for taxable years beginning on or after January 1, 2013, certain investment income of high-income individuals (as well as estates and trusts) is subject to a 3.8% net investment income tax (as an addition to income taxes). For individuals, the 3.8% tax applies to the lesser of (1) the amount by which the taxpayer’s modified adjusted gross income exceeds $200,000 ($250,000 for married filing jointly and surviving spouses; $125,000 for married filing separately) or (2) the taxpayer’s “net investment income.” Net investment income includes taxable income from nonqualified annuities. Annuity holders are advised to consult their tax advisor regarding the possible implications of this additional tax.
Annuities owned by corporations, partnerships or irrevocable trusts: For nonqualified annuities, any annual increase in the value of annuities held by such entities (non-natural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person(s) only, the income may remain tax-deferred until withdrawn or paid out.

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Penalties: If you receive amounts from your nonqualified annuity before reaching age 59½, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:
•	because of your death or in the event of non-natural ownership, the death of annuitant;
•	because you become disabled (as defined in the Code);
•	if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);
•	if it is allocable to an investment before Aug. 14, 1982; or
•	if annuity payouts are made under immediate annuities as defined by the Code.
Transfer of ownership: Generally, if you transfer ownership of a nonqualified annuity without receiving adequate consideration, the transfer may be taxed as a withdrawal for federal income tax purposes. If the transfer is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner’s investment in the contract will be equal to the investment in the contract at the time of the transfer plus any earnings included in the original owner’s taxable income as a result of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Similar rules apply if you transfer ownership for full consideration. Please consult your tax advisor for further details.
1035 Exchanges: Section 1035 of the Code permits nontaxable exchanges of certain insurance policies, endowment contracts, annuity contracts and qualified long-term care insurance contracts while providing for continued tax deferral of earnings. In addition, Section 1035 permits the carryover of the investment in the contract from the old policy or contract to the new policy or contract. In a 1035 exchange one policy or contract is exchanged for another policy or contract. The following can qualify as nontaxable exchanges: (1) the exchange of a life insurance policy for another life insurance policy or for an endowment, annuity or qualified long-term care insurance contract, (2) the exchange of an endowment contract for an annuity or qualified long-term care insurance contract, or for an endowment contract under which payments will begin no later than payments would have begun under the contract exchanged, (3) the exchange of an annuity contract for another annuity or for a qualified long-term care insurance contract, and (4) the exchange of a qualified long-term care insurance contract for a qualified long-term care insurance contract. Additionally, other tax rules apply. However, if the life insurance policy has an outstanding loan, there may be tax consequences. Depending on the issue date of your original policy or contract, there may be tax or other benefits that are given up to gain the benefits of the new policy or contract. Consider whether the features and benefits of the new policy or contract outweigh any tax or other benefits of the old contract.
For a partial exchange of an annuity contract for another annuity contract, the 1035 exchange is generally tax-free. The investment in the original contract and the earnings on the contract will be allocated proportionately between the original and new contracts. However, per IRS Revenue Procedure 2011-38, if withdrawals are taken from either contract within the 180-day period following a partial 1035 exchange, the IRS will apply general tax principles to determine the appropriate tax treatment of the exchange and subsequent withdrawal. As a result, there may be unexpected tax consequences. You should consult your tax advisor before taking any withdrawal from either contract during the 180-day period following a partial exchange.
Assignment: If you assign or pledge your contract as collateral for a loan, earnings on purchase payments you made after Aug. 13, 1982 will be taxed as a deemed distribution and also may be subject to the 10% penalty as discussed above.
Qualified Annuities
Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan’s Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.
When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your right to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.
Annuity payouts: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or 3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars; or (4) the contract is used to fund a retirement plan and you direct such payout to be directly rolled over to another eligible retirement plan such as an IRA. We may permit partial annuitizations of qualified annuity contracts. If we accept partial annuitizations, please remember that your contract will still need to comply with other requirements such as required minimum distributions and the

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payment of taxes. Prior to considering a partial annuitization on a qualified contract, you should discuss your decision and any implications with your tax adviser. Because we cannot accurately track certain after tax funding sources, we will generally report any payments on partial annuitizations as ordinary income except in the case of a qualified distribution from a Roth IRA.
Annuity payouts from Roth IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59½ and meet the five year holding period.
Withdrawals: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire withdrawal will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars; or (4) the contract is used to fund a retirement plan and you direct such withdrawal to be directly rolled over to another eligible retirement plan such as an IRA.
Withdrawals from Roth IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59½ and meet the five year holding period.
Required Minimum Distributions: Retirement plans (except for Roth IRAs) are subject to required withdrawals called required minimum distributions (“RMDs”) beginning at age 70½. RMDs are based on the fair market value of your contract at year-end divided by the life expectancy factor. Certain death benefits and optional riders may be considered in determining the fair market value of your contract for RMD purposes. This may cause your RMD to be higher. Inherited IRAs (including inherited Roth IRAs) are subject to special required minimum distribution rules. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.
Withholding for IRAs, Roth IRAs, SEPs and SIMPLE IRAs: If you receive taxable income as a result of an annuity payout or a withdrawal, including withdrawals under any optional withdrawal benefit rider, we may deduct withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.
If the payment is part of an annuity payout plan, we generally compute the amount of federal income tax withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full withdrawal) we compute federal income tax withholding using 10% of the taxable portion.
The federal income tax withholding requirements differ if we deliver payment outside the United States or you are a non-resident alien.
Some states also may impose income tax withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state income tax withholding from the payment.
Withholding for all other qualified annuities: If you receive directly all or part of the contract value from a qualified annuity, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. This mandatory withholding will not be imposed if instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan. Payments made to a surviving spouse instead of being directly rolled over to an IRA are also subject to mandatory 20% income tax withholding.
In the below situations, the distribution is subject to an optional 10% withholding instead of the mandatory 20% withholding. We will withhold 10% of the distribution amount unless you elect otherwise.
•	the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;
•	the payout is a RMD as defined under the Code;
•	the payout is made on account of an eligible hardship; or
•	the payout is a corrective distribution.
State withholding also may be imposed on taxable distributions.
Penalties: If you receive amounts from your qualified contract before reaching age 59½, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty generally will not apply to any amount received:
•	because of your death;
•	because you become disabled (as defined in the Code);

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•	if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);
•	if the distribution is made following severance from employment during or after the calendar year in which you attain age 55 (TSAs and annuities funding 401(a) plans only);
•	to pay certain medical or education expenses (IRAs only); or
•	if the distribution is made from an inherited IRA.
Death benefits to beneficiaries: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he/she receives the payments from the qualified annuity. If you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met. (See also “Benefits in Case of Death — If you Die Before the Retirement Date”).
Change of retirement plan type: IRS regulations allow for rollovers of certain retirement plan distributions. In some circumstances, you may be able to have an intra-contract rollover, keeping the same features and conditions. If the annuity contract you have does not support an intra-contract rollover, you are able to request an IRS approved rollover to another annuity contract or other investment product that you choose. If you choose another annuity contract or investment product, you will be subject to new rules, including a new withdrawal charge schedule for an annuity contract, or other product rules as applicable.
Assignment: You may not assign or pledge your qualified contract as collateral for a loan.
Other
Special considerations if you select any optional rider: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial withdrawals from your contract. However, the IRS may determine that these charges should be treated as partial withdrawals subject to taxation to the extent of any gain as well as the 10% tax penalty for withdrawals before the age of 59½, if applicable, on the taxable portion.
We reserve the right to report charges for these riders as partial withdrawals if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report any benefits attributable to these riders on the death of you or the annuitant as an annuity death benefit distribution, not as proceeds from life insurance.
Important: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.
RiverSource Life’s tax status: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount’s value. This investment income, including realized capital gains, is not subject to any withholding for federal or state income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities or in our tax status as we then understand it.
The company includes in its taxable income the net investment income derived from the investment of assets held in its subaccounts because the company is considered the owner of these assets under federal income tax law. The company may claim certain tax benefits associated with this investment income. These benefits, which may include foreign tax credits and the corporate dividend received deduction, are not passed on to you since the company is the owner of the assets under federal tax law and is taxed on the investment income generated by the assets.
Tax qualification: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.
Spousal status: When it comes to your marital status and the identification and naming of any spouse as a beneficiary or party to your contract, we will rely on the representations you make to us. Based on this reliance, we will issue and administer your contract in accordance with these representations. If you represent that you are married and your representation is incorrect or your marriage is deemed invalid for federal or state law purposes, then the benefits and rights under your contract may be different.

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If you have any questions as to the status of your relationship as a marriage, then you should consult an appropriate tax or legal advisor.
Voting Rights
As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.
Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.
After annuity payouts begin, the number of votes you have is equal to:
•	the reserve held in each subaccount for your contract; divided by
•	the net asset value of one share of the applicable fund.
As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.
We calculate votes separately for each subaccount. We will send notice of shareholders’ meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We are the legal owner of all fund shares and therefore hold all voting rights. However, to the extent required by law, we will vote the shares of each fund according to instructions we receive from policy owners. We will vote shares for which we have not received instructions and shares that we or our affiliates own in our own names in the same proportion as the votes for which we received instructions. As a result of this proportional voting, in cases when a small number of contract owners vote, their votes will have a greater impact and may even control the outcome.
Substitution of Investments
We may substitute the funds in which the subaccounts invest if:
•	laws or regulations change;
•	the existing funds become unavailable; or
•	in our judgment, the funds no longer are suitable (or are not the most suitable) for the subaccounts.
If any of these situations occur, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund), provided we obtain any required SEC and state insurance law approval. The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.
We may also:
•	add new subaccounts;
•	combine any two or more subaccounts;
•	transfer assets to and from the subaccounts or the variable account; and
•	eliminate or close any subaccounts.
We will notify you of any substitution or change.
In the event of any such substitution or change, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. We will obtain any required prior approval of the SEC or state insurance departments before making any substitution or change.
About the Service Providers
Principal Underwriter
RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as the principal underwriter and general distributor of the contract. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.
Sales of the Contract
New contracts are not currently being offered.
•	Only securities broker-dealers (“selling firms”) registered with the SEC and members of the FINRA may sell the contract.

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•	The contracts are continuously offered to the public through authorized selling firms. We and RiverSource Distributors have a sales agreement with the selling firm. The sales agreement authorizes the selling firm to offer the contracts to the public. RiverSource Distributors pays the selling firm (or an affiliated insurance agency) for contracts its investment professional sell. The selling firm may be required to return sales commissions under certain circumstances including but not limited to when contracts are returned under the free look period.
Payments We May Make to Selling Firms
•	We may use compensation plans which vary by selling firm. For example, some of these plans pay selling firms a commission of up to 6.50% each time a purchase payment is made. We may also pay ongoing trail commissions of up to 0.75% of the contract value. We do not pay or withhold payment of trail commissions based on which investment options you select.
•	We may pay selling firms an additional sales commission of up to 1.00% of purchase payments for a period of time we select. For example, we may offer to pay an additional sales commission to get selling firms to market a new or enhanced contract or to increase sales during the period.
•	In addition to commissions, we may, in order to promote sales of the contracts, and as permitted by applicable laws and regulation, pay or provide selling firms with other promotional incentives in cash, credit or other compensation. We generally (but may not) offer these promotional incentives to all selling firms. The terms of such arrangements differ between selling firms. These promotional incentives may include but are not limited to:
•	sponsorship of marketing, educational, due diligence and compliance meetings and conferences we or the selling firm may conduct for investment professionals, including subsidy of travel, meal, lodging, entertainment and other expenses related to these meetings;
•	marketing support related to sales of the contract including for example, the creation of marketing materials, advertising and newsletters;
•	providing service to contract owners; and
•	funding other events sponsored by a selling firm that may encourage the selling firm’s investment professionals to sell the contract.
These promotional incentives or reimbursements may be calculated as a percentage of the selling firm’s aggregate, net or anticipated sales and/or total assets attributable to sales of the contract, and/or may be a fixed dollar amount. As noted below this additional compensation may cause the selling firm and its investment professionals to favor the contracts.
Sources of Payments to Selling Firms
When we pay the commissions and other compensation described above from our assets. Our assets may include:
•	revenues we receive from fees and expenses that you will pay when buying, owning and making a withdrawal from the contract (see “Expense Summary”);
•	compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see “The Variable Account and the Funds — The Funds”);
•	compensation we or an affiliate receive from a fund’s investment adviser, subadviser, distributor or an affiliate of any of these (see “The Variable Account and the Funds — The Funds”); and
•	revenues we receive from other contracts we sell that are not securities and other businesses we conduct.
You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part or all of the commissions and other compensation described above indirectly through:
•	fees and expenses we collect from contract owners, including withdrawal charges; and
•	fees and expenses charged by the underlying subaccount funds in which you invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.
Potential Conflicts of Interest
Compensation payment arrangements made with selling firms can potentially:
•	give selling firms a heightened financial incentive to sell the contract offered in this prospectus over another investment with lower compensation to the selling firm.
•	cause selling firms to encourage their investment professionals to sell you the contract offered in this prospectus instead of selling you other alternative investments that may result in lower compensation to the selling firm.
•	cause selling firms to grant us access to its investment professionals to promote sales of the contract offered in this prospectus, while denying that access to other firms offering similar contracts or other alternative investments which may pay lower compensation to the selling firm.

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Payments to Investment Professionals
•	The selling firm pays its investment professionals. The selling firm decides the compensation and benefits it will pay its investment professionals.
•	To inform yourself of any potential conflicts of interest, ask the investment professional before you buy, how the selling firm and its investment professionals are being compensated and the amount of the compensation that each will receive if you buy the contract.
Service Providers
Our Service Center performs certain administrative services on the contracts and policies we issue. The address and telephone number of our Service Center are listed on the first page of the prospectus. We also have entered into agreements with certain entities to provide the identified services in connection with the contracts and policies we issue. The entities engaged by RiverSource Life may change over time. Entities that provided services to RiverSource Life in 2018 are listed in the table below.
Name of Service Provider	Services Provided	Address
Ameriprise Financial, Inc.	Business affairs management and administrative support related to new business and servicing of existing contracts and policies	707 Second Avenue South Minneapolis MN 55402 USA
Ameriprise India Private Limited	Administrative support related to new business and servicing of existing contracts and policies annual report filings	Plot No. 14, Sector 18 Udyog Vihar Gurugram, Haryana – 122 015 India
Sykes Enterprise Incorporated	Administrative support related to e new business and servicing of existing contracts and policies	10 th Floor, Glorietta BPO 1 Office Tower Makati City 1224 Metro Manila Philippines
Issuer
We issue the contracts. We are a stock life insurance company organized in 1957 under the laws of the state of Minnesota and are located at 829 Ameriprise Financial Center, Minneapolis, MN 55474. We are a wholly-owned subsidiary of Ameriprise Financial, Inc.
We conduct a conventional life insurance business. We are licensed to do business in 49 states, the District of Columbia and American Samoa. Our primary products currently include fixed and variable annuity contracts and life insurance policies.
Legal Proceedings
Insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), claims handling, and unclaimed property and escheatment practices and procedures. RiverSource Life has cooperated and will continue to cooperate with the applicable regulators.
RiverSource Life is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory investigation, examination or proceeding that is likely to have a material adverse effect on its consolidated financial condition, results of operations or liquidity. Notwithstanding the foregoing, it is possible that the outcome of any current or future legal, arbitration or regulatory proceeding could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.
Additional Information
Incorporation of Certain Documents By Reference
RiverSource Life is incorporating by reference in this prospectus information we file with the SEC, which means that we are disclosing important information to you by referring you to those documents. The information that we incorporate by reference is an important part of this prospectus, and later information that we file with the SEC automatically will update and supersede this information. The Annual Report on Form 10-K of RiverSource Life Insurance Company for the year ended December 31, 2018, File No. 33-28976, that we previously filed with the SEC under the Securities Exchange Act of 1934 (1934 Act) is incorporated by reference into this prospectus. To access this document, see “SEC Filings” under “Investor Relations” on our website at www.ameriprise.com.

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RiverSource Life will furnish you without charge a copy of any or all of the documents incorporated by reference into this prospectus, including any exhibits to such documents which have been specifically incorporated by reference. We will do so upon receipt of your written or oral request. You can contact RiverSource Life at the telephone number and address listed on the first page of this prospectus.
Available Information
This prospectus is part of a registration statement we file with the SEC. Additional information on RiverSource Life and on this offering is available in the registration statement and other materials that we file. You can obtain copies of these materials at the SEC’s Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. You can obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. The SEC also maintains an Internet site that contains reports, proxy and information statements and other information regarding issuers that file electronically with the SEC. In addition to this prospectus, the SAI, other information about the contract, and other information incorporated by reference are available on the EDGAR Database on the SEC’s Internet site at (http://www.sec.gov).
Indemnification
Insofar as indemnification for liabilities arising under the Securities Act of 1933 (Securities Act) may be permitted to directors and officers or persons controlling RiverSource Life pursuant to the foregoing provisions, we have been informed that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable.

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Appendix A: 8% Performance Credit Rider Adjusted Partial Withdrawal
Step One
For each withdrawal made within the current calculation period we calculate the remaining purchase payment amount (RPA):
RPA	=	Total purchase payments made prior to the partial withdrawal in question minus the RPA adjusted partial withdrawals for all previous partial withdrawals.
NOTE: In our calculations for the first partial withdrawal, the RPA will simply be the total purchase payments as there are no previous withdrawals to subtract.
RPA adjusted partial withdrawals	=	PW × RPA
CV

PW	=	the partial withdrawal including any applicable withdrawal charge or MVA.
CV	=	the contract value on the date of (but prior to) the partial withdrawal.
RPA	=	the remaining premium amount on the date of (but prior to) the partial withdrawal.
Step Two
For each withdrawal made within the current calculation period we calculate the eligible purchase payment amount (EPA):
EPA	=	Total purchase payments made prior to the partial withdrawal in question AND prior to the five year exclusion period minus EPA adjusted partial withdrawals for all previous partial withdrawals.
NOTE: In our calculations for the first partial withdrawal, the EPA will simply be the total purchase payments made before the five year exclusion period as there are no previous withdrawals to subtract. Also note that EPA/RPA will always be less than or equal to one.
EPA adjusted partial withdrawals	=	PW × EPA	×	EPA
		CV		RPA

PW	=	the partial withdrawal including any applicable withdrawal charge or MVA.
CV	=	the contract value on the date of (but prior to) the partial withdrawal.
EPA	=	the eligible premium amount on the date of (but prior to) the partial withdrawal.
RPA	=	the remaining premium amount on the date of (but prior to) the partial withdrawal
Step Three
The total PCRPW (Performance Credit Rider adjusted partial withdrawal) amount is the sum of each EPA adjusted partial withdrawal.
Example: Calculation at the end of the ten-year period assuming the contract is eligible for the PCR credit (i.e., your contract value is less than target value).
•	You purchase the contract with a purchase payment of $100,000.
•	On the sixth contract anniversary you make an additional purchase payment in the amount of $100,000.
•	Contract values before any partial withdrawals are shown below.
•	On the third contract anniversary you make a partial withdrawal in the amount of $10,000.
•	On the eighth contract anniversary you make another partial withdrawal in the amount of $10,000.

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NOTE: The shaded portion of the table indicates the five year exclusion period.
Contract Duration in Years	Total Purchase Payments	Contract Value
At Issue	$100,000	$100,000
1	100,000	110,000
2	100,000	115,000
3	100,000	120,000
4	100,000	115,000
5	100,000	120,000
6	200,000	225,000
7	200,000	230,000
8	200,000	235,000
9	200,000	230,000
10	200,000	235,000
Step one: For each withdrawal made within the current calculation period we calculate the RPA:
For the first partial withdrawal on the third contract anniversary:
RPA before the partial withdrawal = total purchase
payments made prior to the partial withdrawal minus the RPA adjusted partial withdrawals for all previous partial withdrawals = $100,000 – 0 = $100,000	RPA adjusted partial withdrawal =
	$10,000 × $100,000	= $8,333
$120,000
For the second partial withdrawal on the eighth contract anniversary:
RPA before the partial withdrawal = total purchase
payments made prior to the partial withdrawal minus the RPA adjusted partial withdrawals for all previous partial withdrawals = $200,000 – $8,333 = $191,667	RPA adjusted partial withdrawal =
	$10,000 × $191,667	= $8,156
$235,000
Step two: For each withdrawal made within the current calculation period, we calculate the EPA:
For the first partial withdrawal on the third contract anniversary:
EPA before the partial withdrawal = total purchase
payments made prior to the partial withdrawal AND the five-year exclusion period minus the EPA adjusted partial withdrawals for all previous partial withdrawals = $100,000 – 0 = $100,000	EPA adjusted partial withdrawal =
	$10,000 × $100,000	×	$100,000	= $8,333
	$120,000		$100,000
For the second partial withdrawal on the eighth contract anniversary:
EPA before the partial withdrawal = total purchase
payments made prior to the partial withdrawal AND the five-year exclusion period minus the EPA adjusted partial withdrawals for all previous partial withdrawals = $100,000 – $8,333 = $91,667	EPA adjusted partial withdrawal =
	$10,000 × $91,667	×	$91,667	= $1,866
	$235,000		$191,667
Step three: The total PCRPW amount is the sum of each EPA adjusted partial withdrawal.
PCRPW amount = $ 8,333 + $ 1,866 = $ 10,199

RiverSource Signature Variable Annuity — Prospectus    57

Appendix B: Condensed Financial Information (Unaudited)
The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each subaccount is noted in parentheses. We have not provided this information for subaccounts that were not available under your contract as of December 31, 2018.
Variable account charges of 1.40% of the daily net assets of the variable account.
Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AB VPS Global Thematic Growth Portfolio (Class B) (9/22/1999)
Accumulation unit value at beginning of period	$1.11	$0.83	$0.85	$0.84	$0.81	$0.67	$0.60	$0.79	$0.68	$0.45
Accumulation unit value at end of period	$0.99	$1.11	$0.83	$0.85	$0.84	$0.81	$0.67	$0.60	$0.79	$0.68
Number of accumulation units outstanding at end of period (000 omitted)	117	120	136	153	157	170	235	350	428	503

AB VPS Intermediate Bond Portfolio (Class B) (9/22/1999)
Accumulation unit value at beginning of period	$1.78	$1.75	$1.70	$1.72	$1.65	$1.71	$1.64	$1.56	$1.45	$1.25
Accumulation unit value at end of period	$1.74	$1.78	$1.75	$1.70	$1.72	$1.65	$1.71	$1.64	$1.56	$1.45
Number of accumulation units outstanding at end of period (000 omitted)	104	161	399	199	255	350	395	395	473	473

AB VPS Large Cap Growth Portfolio (Class B) (9/22/1999)
Accumulation unit value at beginning of period	$1.78	$1.37	$1.36	$1.25	$1.11	$0.82	$0.72	$0.75	$0.69	$0.51
Accumulation unit value at end of period	$1.80	$1.78	$1.37	$1.36	$1.25	$1.11	$0.82	$0.72	$0.75	$0.69
Number of accumulation units outstanding at end of period (000 omitted)	234	253	283	275	305	318	380	710	877	1,081

Columbia Variable Portfolio – Balanced Fund (Class 3) (2/21/1995)
Accumulation unit value at beginning of period	$3.71	$3.28	$3.13	$3.12	$2.87	$2.40	$2.13	$2.11	$1.90	$1.55
Accumulation unit value at end of period	$3.44	$3.71	$3.28	$3.13	$3.12	$2.87	$2.40	$2.13	$2.11	$1.90
Number of accumulation units outstanding at end of period (000 omitted)	408	436	446	496	522	600	692	777	880	1,036

Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (2/21/1995)
Accumulation unit value at beginning of period	$3.45	$2.82	$2.65	$2.66	$2.34	$1.78	$1.58	$1.53	$1.32	$1.08
Accumulation unit value at end of period	$3.27	$3.45	$2.82	$2.65	$2.66	$2.34	$1.78	$1.58	$1.53	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	751	812	971	1,161	1,313	1,652	2,086	2,533	3,074	3,447

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (5/2/2000)
Accumulation unit value at beginning of period	$2.69	$2.39	$2.14	$2.23	$2.06	$1.64	$1.46	$1.56	$1.36	$1.08
Accumulation unit value at end of period	$2.50	$2.69	$2.39	$2.14	$2.23	$2.06	$1.64	$1.46	$1.56	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	69	83	80	83	81	113	153	273	295	303

Columbia Variable Portfolio – Government Money Market Fund (Class 3) (2/21/1995)
Accumulation unit value at beginning of period	$1.20	$1.21	$1.23	$1.24	$1.26	$1.28	$1.30	$1.31	$1.33	$1.35
Accumulation unit value at end of period	$1.20	$1.20	$1.21	$1.23	$1.24	$1.26	$1.28	$1.30	$1.31	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	2,512	3,009	3,452	2,179	2,496	2,750	2,860	3,784	4,615	4,417

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (8/26/1999)
Accumulation unit value at beginning of period	$2.35	$2.24	$2.03	$2.09	$2.04	$1.95	$1.71	$1.64	$1.46	$0.96
Accumulation unit value at end of period	$2.23	$2.35	$2.24	$2.03	$2.09	$2.04	$1.95	$1.71	$1.64	$1.46
Number of accumulation units outstanding at end of period (000 omitted)	271	329	407	490	560	773	971	1,146	1,400	1,627

Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (2/21/1995)
Accumulation unit value at beginning of period	$2.26	$2.21	$2.14	$2.17	$2.09	$2.17	$2.04	$1.94	$1.82	$1.61
Accumulation unit value at end of period	$2.23	$2.26	$2.21	$2.14	$2.17	$2.09	$2.17	$2.04	$1.94	$1.82
Number of accumulation units outstanding at end of period (000 omitted)	755	840	961	1,077	1,216	1,527	2,043	2,171	2,609	9,757

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (5/2/2000)
Accumulation unit value at beginning of period	$1.06	$0.84	$0.84	$0.78	$0.69	$0.54	$0.46	$0.48	$0.41	$0.31
Accumulation unit value at end of period	$1.00	$1.06	$0.84	$0.84	$0.78	$0.69	$0.54	$0.46	$0.48	$0.41
Number of accumulation units outstanding at end of period (000 omitted)	165	177	328	329	345	364	444	158	198	308

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (5/2/2000)
Accumulation unit value at beginning of period	$2.70	$2.44	$2.18	$2.28	$2.18	$1.49	$1.28	$1.42	$1.14	$0.83
Accumulation unit value at end of period	$2.33	$2.70	$2.44	$2.18	$2.28	$2.18	$1.49	$1.28	$1.42	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	17	17	20	21	22	28	32	129	48	55

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (5/2/2000)
Accumulation unit value at beginning of period	$1.30	$1.28	$1.26	$1.26	$1.21	$1.25	$1.25	$1.25	$1.23	$1.18
Accumulation unit value at end of period	$1.30	$1.30	$1.28	$1.26	$1.26	$1.21	$1.25	$1.25	$1.25	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	87	88	418	121	124	152	163	168	270	386

Fidelity ® VIP Growth & Income Portfolio Service Class (9/22/1999)
Accumulation unit value at beginning of period	$2.12	$1.84	$1.61	$1.67	$1.53	$1.17	$1.00	$1.00	$0.88	$0.70
Accumulation unit value at end of period	$1.90	$2.12	$1.84	$1.61	$1.67	$1.53	$1.17	$1.00	$1.00	$0.88
Number of accumulation units outstanding at end of period (000 omitted)	192	216	144	148	183	295	395	489	588	702

Fidelity ® VIP Mid Cap Portfolio Service Class (9/22/1999)
Accumulation unit value at beginning of period	$6.43	$5.40	$4.88	$5.03	$4.80	$3.58	$3.16	$3.59	$2.83	$2.05
Accumulation unit value at end of period	$5.41	$6.43	$5.40	$4.88	$5.03	$4.80	$3.58	$3.16	$3.59	$2.83
Number of accumulation units outstanding at end of period (000 omitted)	178	188	181	219	239	282	331	423	509	594

58    RiverSource Signature Variable Annuity — Prospectus

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)
Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Fidelity ® VIP Overseas Portfolio Service Class (9/22/1999)
Accumulation unit value at beginning of period	$1.59	$1.24	$1.33	$1.30	$1.43	$1.12	$0.94	$1.15	$1.03	$0.83
Accumulation unit value at end of period	$1.33	$1.59	$1.24	$1.33	$1.30	$1.43	$1.12	$0.94	$1.15	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	26	38	41	41	48	87	136	139	162	197

Franklin Global Real Estate VIP Fund – Class 2 (9/22/1999)
Accumulation unit value at beginning of period	$2.77	$2.54	$2.56	$2.58	$2.28	$2.26	$1.80	$1.93	$1.62	$1.38
Accumulation unit value at end of period	$2.54	$2.77	$2.54	$2.56	$2.58	$2.28	$2.26	$1.80	$1.93	$1.62
Number of accumulation units outstanding at end of period (000 omitted)	76	79	97	123	138	187	211	253	310	433

Franklin Mutual Shares VIP Fund – Class 2 (9/22/1999)
Accumulation unit value at beginning of period	$2.72	$2.54	$2.22	$2.37	$2.24	$1.77	$1.57	$1.61	$1.47	$1.18
Accumulation unit value at end of period	$2.44	$2.72	$2.54	$2.22	$2.37	$2.24	$1.77	$1.57	$1.61	$1.47
Number of accumulation units outstanding at end of period (000 omitted)	804	950	1,180	1,259	1,538	1,777	2,135	2,449	3,186	4,141

Goldman Sachs VIT International Equity Insights Fund – Institutional Shares (9/22/1999)
Accumulation unit value at beginning of period	$1.41	$1.13	$1.18	$1.18	$1.30	$1.06	$0.89	$1.06	$0.97	$0.77
Accumulation unit value at end of period	$1.17	$1.41	$1.13	$1.18	$1.18	$1.30	$1.06	$0.89	$1.06	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	7	7	7	7	7	8	8	8	37	40

Goldman Sachs VIT Strategic Growth Fund – Institutional Shares (9/22/1999)
Accumulation unit value at beginning of period	$2.05	$1.59	$1.58	$1.55	$1.38	$1.06	$0.90	$0.93	$0.86	$0.59
Accumulation unit value at end of period	$2.00	$2.05	$1.59	$1.58	$1.55	$1.38	$1.06	$0.90	$0.93	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	34	34	36	54	55	55	59	61	105	118

Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (9/22/1999)
Accumulation unit value at beginning of period	$2.15	$1.76	$1.61	$1.64	$1.43	$1.05	$0.93	$0.91	$0.82	$0.68
Accumulation unit value at end of period	$1.99	$2.15	$1.76	$1.61	$1.64	$1.43	$1.05	$0.93	$0.91	$0.82
Number of accumulation units outstanding at end of period (000 omitted)	111	117	77	111	128	138	160	244	348	522

Invesco V.I. American Franchise Fund, Series I Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.87	$1.49	$1.48	$1.43	$1.33	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$1.78	$1.87	$1.49	$1.48	$1.43	$1.33	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	292	318	239	309	341	415	457	—	—	—

Invesco V.I. Core Equity Fund, Series I Shares (10/30/1997)
Accumulation unit value at beginning of period	$2.46	$2.21	$2.03	$2.18	$2.05	$1.61	$1.43	$1.45	$1.34	$1.06
Accumulation unit value at end of period	$2.20	$2.46	$2.21	$2.03	$2.18	$2.05	$1.61	$1.43	$1.45	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	983	1,101	1,232	1,472	1,645	1,856	2,171	2,494	2,967	3,385

Invesco V.I. Mid Cap Growth Fund, Series I Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.68	$1.39	$1.40	$1.40	$1.32	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$1.56	$1.68	$1.39	$1.40	$1.40	$1.32	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	77	94	105	105	118	146	153	—	—	—

Janus Henderson VIT Enterprise Portfolio: Service Shares (5/2/2000)
Accumulation unit value at beginning of period	$1.54	$1.23	$1.11	$1.09	$0.98	$0.76	$0.66	$0.68	$0.55	$0.38
Accumulation unit value at end of period	$1.51	$1.54	$1.23	$1.11	$1.09	$0.98	$0.76	$0.66	$0.68	$0.55
Number of accumulation units outstanding at end of period (000 omitted)	150	223	231	236	231	270	318	356	418	516

Janus Henderson VIT Global Technology Portfolio: Service Shares (5/2/2000)
Accumulation unit value at beginning of period	$1.30	$0.91	$0.81	$0.79	$0.73	$0.55	$0.47	$0.52	$0.42	$0.27
Accumulation unit value at end of period	$1.30	$1.30	$0.91	$0.81	$0.79	$0.73	$0.55	$0.47	$0.52	$0.42
Number of accumulation units outstanding at end of period (000 omitted)	30	46	48	51	56	60	79	179	240	270

Janus Henderson VIT Overseas Portfolio: Service Shares (5/2/2000)
Accumulation unit value at beginning of period	$1.29	$1.00	$1.09	$1.21	$1.40	$1.24	$1.11	$1.66	$1.35	$0.76
Accumulation unit value at end of period	$1.08	$1.29	$1.00	$1.09	$1.21	$1.40	$1.24	$1.11	$1.66	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	137	146	154	161	181	209	242	283	339	397

Janus Henderson VIT Research Portfolio: Service Shares (5/2/2000)
Accumulation unit value at beginning of period	$1.33	$1.05	$1.07	$1.03	$0.93	$0.72	$0.62	$0.66	$0.59	$0.44
Accumulation unit value at end of period	$1.27	$1.33	$1.05	$1.07	$1.03	$0.93	$0.72	$0.62	$0.66	$0.59
Number of accumulation units outstanding at end of period (000 omitted)	169	227	266	316	344	478	694	869	962	12,886

JPMorgan Insurance Trust U.S. Equity Portfolio – Class 1 Shares (4/24/2009)
Accumulation unit value at beginning of period	$3.30	$2.74	$2.50	$2.51	$2.24	$1.67	$1.44	$1.48	$1.33	$1.00
Accumulation unit value at end of period	$3.05	$3.30	$2.74	$2.50	$2.51	$2.24	$1.67	$1.44	$1.48	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	47	59	60	61	71	95	114	168	188	204

Lazard Retirement International Equity Portfolio – Service Shares (9/22/1999)
Accumulation unit value at beginning of period	$1.43	$1.19	$1.26	$1.25	$1.33	$1.12	$0.93	$1.02	$0.97	$0.81
Accumulation unit value at end of period	$1.22	$1.43	$1.19	$1.26	$1.25	$1.33	$1.12	$0.93	$1.02	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	23	23	23	23	28	29	29	29	31	42

RiverSource Signature Variable Annuity — Prospectus    59

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)
Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Lazard Retirement US Equity Select Portfolio – Service Shares (9/22/1999)
Accumulation unit value at beginning of period	$1.96	$1.68	$1.56	$1.67	$1.48	$1.17	$1.04	$1.04	$0.93	$0.74
Accumulation unit value at end of period	$1.87	$1.96	$1.68	$1.56	$1.67	$1.48	$1.17	$1.04	$1.04	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	8	8	8	9	9	14

LVIP Baron Growth Opportunities Fund – Service Class (9/22/1999)
Accumulation unit value at beginning of period	$4.31	$3.43	$3.30	$3.51	$3.39	$2.46	$2.11	$2.05	$1.65	$1.21
Accumulation unit value at end of period	$4.08	$4.31	$3.43	$3.30	$3.51	$3.39	$2.46	$2.11	$2.05	$1.65
Number of accumulation units outstanding at end of period (000 omitted)	20	33	34	171	179	184	178	185	196	204

MFS ® New Discovery Series – Initial Class (9/22/1999)
Accumulation unit value at beginning of period	$3.30	$2.64	$2.45	$2.54	$2.77	$1.99	$1.66	$1.88	$1.40	$0.87
Accumulation unit value at end of period	$3.20	$3.30	$2.64	$2.45	$2.54	$2.77	$1.99	$1.66	$1.88	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	73	87	93	236	256	284	324	374	436	512

MFS ® Research Series – Initial Class (9/22/1999)
Accumulation unit value at beginning of period	$2.21	$1.82	$1.70	$1.71	$1.57	$1.20	$1.04	$1.06	$0.93	$0.72
Accumulation unit value at end of period	$2.09	$2.21	$1.82	$1.70	$1.71	$1.57	$1.20	$1.04	$1.06	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	110	162	167	210	226	243	230	320	388	445

MFS ® Utilities Series – Initial Class (9/22/1999)
Accumulation unit value at beginning of period	$3.46	$3.06	$2.78	$3.30	$2.97	$2.50	$2.23	$2.12	$1.89	$1.44
Accumulation unit value at end of period	$3.45	$3.46	$3.06	$2.78	$3.30	$2.97	$2.50	$2.23	$2.12	$1.89
Number of accumulation units outstanding at end of period (000 omitted)	282	347	392	438	517	577	652	680	798	879

Putnam VT Equity Income Fund – Class IB Shares (5/12/2017)
Accumulation unit value at beginning of period	$1.12	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.12	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	617	717	—	—	—	—	—	—	—	—

Putnam VT International Equity Fund – Class IB Shares (9/22/1999)
Accumulation unit value at beginning of period	$1.63	$1.31	$1.36	$1.38	$1.50	$1.19	$0.99	$1.20	$1.11	$0.90
Accumulation unit value at end of period	$1.30	$1.63	$1.31	$1.36	$1.38	$1.50	$1.19	$0.99	$1.20	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	248	282	297	527	565	636	714	947	1,199	1,363

Putnam VT International Growth Fund – Class IB Shares (9/22/1999)
Accumulation unit value at beginning of period	$1.49	$1.12	$1.22	$1.22	$1.32	$1.09	$0.91	$1.13	$1.02	$0.75
Accumulation unit value at end of period	$1.19	$1.49	$1.12	$1.22	$1.22	$1.32	$1.09	$0.91	$1.13	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	32	34	37	37	42	41	53	86	115	163

Royce Capital Fund – Micro-Cap Portfolio, Investment Class (9/22/1999)
Accumulation unit value at beginning of period	$4.05	$3.90	$3.30	$3.83	$4.03	$3.37	$3.18	$3.67	$2.86	$1.84
Accumulation unit value at end of period	$3.63	$4.05	$3.90	$3.30	$3.83	$4.03	$3.37	$3.18	$3.67	$2.86
Number of accumulation units outstanding at end of period (000 omitted)	38	47	49	55	71	93	101	105	138	151

Royce Capital Fund – Small-Cap Portfolio, Investment Class (9/22/1999)
Accumulation unit value at beginning of period	$4.96	$4.77	$4.00	$4.60	$4.51	$3.40	$3.06	$3.21	$2.70	$2.03
Accumulation unit value at end of period	$4.48	$4.96	$4.77	$4.00	$4.60	$4.51	$3.40	$3.06	$3.21	$2.70
Number of accumulation units outstanding at end of period (000 omitted)	54	70	77	79	92	109	129	150	179	214

Templeton Foreign VIP Fund – Class 2 (3/1/2002)
Accumulation unit value at beginning of period	$1.97	$1.71	$1.62	$1.75	$2.00	$1.65	$1.42	$1.61	$1.50	$1.11
Accumulation unit value at end of period	$1.64	$1.97	$1.71	$1.62	$1.75	$2.00	$1.65	$1.42	$1.61	$1.50
Number of accumulation units outstanding at end of period (000 omitted)	150	172	200	209	230	286	330	396	517	595

Third Avenue Value Portfolio (5/2/2000)
Accumulation unit value at beginning of period	$3.00	$2.68	$2.42	$2.70	$2.62	$2.23	$1.78	$2.29	$2.04	$1.42
Accumulation unit value at end of period	$2.36	$3.00	$2.68	$2.42	$2.70	$2.62	$2.23	$1.78	$2.29	$2.04
Number of accumulation units outstanding at end of period (000 omitted)	53	55	56	63	69	75	83	90	90	129

Wanger International (9/22/1999)
Accumulation unit value at beginning of period	$3.50	$2.67	$2.75	$2.79	$2.96	$2.45	$2.04	$2.43	$1.97	$1.33
Accumulation unit value at end of period	$2.84	$3.50	$2.67	$2.75	$2.79	$2.96	$2.45	$2.04	$2.43	$1.97
Number of accumulation units outstanding at end of period (000 omitted)	48	48	50	125	129	163	183	199	215	1,491

Wanger USA (9/22/1999)
Accumulation unit value at beginning of period	$3.79	$3.22	$2.87	$2.93	$2.83	$2.15	$1.81	$1.91	$1.57	$1.12
Accumulation unit value at end of period	$3.69	$3.79	$3.22	$2.87	$2.93	$2.83	$2.15	$1.81	$1.91	$1.57
Number of accumulation units outstanding at end of period (000 omitted)	110	133	159	182	217	340	541	659	787	2,050

60    RiverSource Signature Variable Annuity — Prospectus

Table of Contents of the Statement of Additional Information
Calculating Annuity Payouts	p. 3
Rating Agencies	p. 4
Principal Underwriter	p. 4
Service Providers	p. 4
Custodian	p. 5
Independent Registered Public Accounting Firm	p. 5
Condensed Financial Information (Unaudited)	p. 6
Financial Statements

RiverSource Signature Variable Annuity — Prospectus    61

RiverSource Life Insurance Company
829 Ameriprise Financial Center
Minneapolis, MN 55474
1-800-333-3437
RiverSource Distributors, Inc. (Distributor), Member FINRA. Issued by RiverSource Life Insurance Company, Minneapolis, Minnesota. ©2008-2019 RiverSource Life Insurance Company. All rights reserved.
43444 CF (4/19)

Prospectus
April 29, 2019
RiverSource®
Signature Select Variable Annuity
Individual Flexible Premium Deferred Combination Fixed/Variable Annuity
Issued by:	RiverSource Life Insurance Company (RiverSource Life)
829 Ameriprise Financial Center Minneapolis, MN 55474 Telephone: 1-800-333-3437 (Service Center) RiverSource Variable Annuity Account/RiverSource MVA Account
New contracts are not currently being offered.
This prospectus describes two versions of the contracts: the Current Contract (applications signed on or after Nov. 30, 2009, subject to state availability) and the Original Contract (applications signed prior to Nov. 30, 2009, or in states where the Current Contract was unavailable). The information in this prospectus applies to both contracts unless stated otherwise.
This prospectus contains information that you should know before investing. Investment options available under the contract are listed below:
AB Variable Products Series Fund, Inc. (Class B)
American Century˛ Variable Portfolios, Inc., Class II
Columbia Funds Variable Insurance Trust
Columbia Funds Variable Series Trust II Credit Suisse Trust
Dreyfus Variable Investment Fund, Service Share Class
Eaton Vance Variable Trust (VT)
Fidelity Variable Insurance Products Service Class 2
Franklin Templeton˛ Variable Insurance Products Trust – Class 2
Goldman Sachs Variable Insurance Trust (VIT) Invesco Variable Insurance Funds
Janus Aspen Series: Service Shares
Legg Mason Partners Variable Equity Trust
MFS Variable Insurance TrustSM – Service Class
Morgan Stanley Variable Insurance Fund, Inc. (VIF)
Oppenheimer Variable Account Funds, Service Shares
PIMCO Variable Insurance Trust (VIT)
Putnam Variable Trust – Class IB Shares
Wanger Advisors Trust

Some funds may not be available under your contract. Please read the prospectuses carefully and keep them for future reference.
The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
An investment in this contract is not a deposit of a bank or financial institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. An investment in this contract involves investment risk including the possible loss of principal.
A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting RiverSource Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC’s Internet site at (http://www.sec.gov).
Variable annuities are complex products. The fees and charges, as well as the available features and benefits, of the variable annuity contracts described in this prospectus will be different from other variable annuities offered in the marketplace, including other variable annuities or other types of annuities offered by RiverSource Life. The interest credited, guarantees provided, and credits available, as well as the funds serving as underlying investments and their corresponding expenses, may differ among the variable annuities that are available to you. With the aid of an appropriate financial professional, we encourage you to compare and contrast the variable annuity contracts described in this prospectus with other variable annuities available in the marketplace, including other types of annuities we may offer. This will aid in determining whether purchasing a contract is consistent with your investment objectives, risk

RiverSource Signature Select Variable Annuity — Prospectus    1

tolerance, time horizon, marital status, tax situation, and your unique financial situation and needs. If you select an annuity that includes surrender or other liquidation charges, you should also consider any future needs you may have to access your contract value. The optional benefits and features available with the contracts usually come with additional costs. Consider any additional costs carefully when electing these optional benefits and features.
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your underlying funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from RiverSource Life. Instead, the reports will be made available on a website, and you will be notified each time a report is posted and provided with a website link to access the report.
You may elect to receive all future reports in paper free of charge. You can inform RiverSource Life that you wish to continue receiving paper copies of your shareholder reports by calling our Service Center at 1-800-862-7919. Your election to receive reports in paper will apply to all funds available under your variable annuity contract.

2    RiverSource Signature Select Variable Annuity — Prospectus

RiverSource Signature Select Variable Annuity — Prospectus    3

4     RiverSource Signature Select Variable Annuity — Prospectus

Key Terms
These terms can help you understand details about your contract.
Accumulation unit: A measure of the value of each subaccount prior of the application of amounts to an annuity payment plan.
Annuitant: The person or persons on whose life or life expectancy the annuity payouts are based.
Annuitization start date: The date when annuity payments begin according to the applicable annuity payment plan (referred to as “Retirement date” in the Original Contract). Throughout this prospectus when we use the term “Annuitization start date,” it includes the term “Retirement date.”
Annuity payouts: An amount paid at regular intervals under one of several plans.
Assumed investment rate: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.
Beneficiary: The person you designate to receive benefits in case of the owner’s death (Current Contract), or owner’s or annuitant’s death (Original Contract) while the contract is in force.
Close of business: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).
Code: The Internal Revenue Code of 1986, as amended.
Contingent annuitant (Current Contract): The person who becomes the annuitant when the current annuitant dies prior to the annuitization start date. In the case of joint ownership, one owner must also be the contingent annuitant.
Contract: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.
Contract value: The total value of your contract before we deduct any applicable charges.
Contract year: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.
Fixed account: Part of our general account which includes the regular fixed account and the Special DCA fixed account (Current Contract) or the one-year fixed account and the DCA fixed account (Original Contract). Amounts you allocate to the fixed account earn interest rates we declare periodically.
Funds: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of the funds.
Good order: We cannot process your transaction request relating to the contract until we have received the request in good order at our Service Center. “Good order” means the actual receipt of the requested transaction in writing, along with all information, forms and supporting legal documentation necessary to effect the transaction. To be in “good order,” your instructions must be sufficiently clear so that we do not need to exercise any discretion to follow such instructions. This information and documentation generally includes your completed request; the contract number; the transaction amount (in dollars); the names of and allocations to and/or from the subaccounts and the fixed account affected by the requested transaction; Social Security Number or Taxpayer Identification Number; and any other information, forms or supporting documentation that we may require. For certain transactions, at our option, we may require the signature of all contract owners for the request to be in good order. With respect to purchase requests, “good order” also generally includes receipt of sufficient payment by us to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.
Guarantee Period: The number of successive 12-month periods that a guaranteed interest rate is credited.
Guarantee Period Accounts (GPAs): A nonunitized separate account to which you may allocate purchase payments or transfer contract value of at least $1,000. These accounts have guaranteed interest rates for guarantee periods we declare when you allocate purchase payments or transfer contract value to a GPA. These guaranteed rates and periods of time may vary by state. Unless an exception applies, transfers or surrenders from a GPA done more than 30 days before the end of the guarantee period will receive a market value adjustment, which may result in a gain or loss of principal.
Market Value Adjustment (MVA): A positive or negative adjustment assessed if any portion of a Guarantee Period Account is surrendered or transferred more than 30 days before the end of its guarantee period.
Owner (you, your): The person or persons identified in the contract as owners(s) of the contract, who has or have the right to control the contract (to decide on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. During the owner’s life, the owner is responsible for taxes, regardless of whether he or she receives the contract’s benefits. The owner or any joint owner may be a non-natural person (e.g. irrevocable trust or corporation) or a revocable trust. If any owner is a non-natural person or revocable trust, the annuitant will

RiverSource Signature Select Variable Annuity — Prospectus    5

be deemed to be the owner for contract provisions that are based on the age or life of the owner. When the contract is owned by a revocable trust or irrevocable grantor trust, the annuitant selected should be the grantor of the trust to assure compliance with Section 72(s) of the Code. Any contract provisions that are based on the age of the owner will be based on the age of the oldest owner. Any ownership change, including continuation of the contract by your spouse under the spousal continuation provision of the contract, redefines “owner”, “you” and “your”.
Qualified annuity: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:
•	Individual Retirement Annuities (IRAs) including inherited IRAs under Section 408(b) of the Code
•	Roth IRAs including inherited Roth IRAs under Section 408A of the Code
•	Simplified Employee Pension (SEP) plans under Section 408(k) of the Code
•	Custodial and investment only plans under Section 401(a) of the Code
•	Tax-Sheltered Annuity (TSA) rollovers under Section 403(b) of the Code
A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.
All other contracts are considered nonqualified annuities.
Rider effective date: The date a rider becomes effective as stated in the rider.
RiverSource Life: In this prospectus, “we,” “us,” “our” and “RiverSource Life” refer to RiverSource Life Insurance Company.
Service Center: Our department that processes all transaction and service requests for the contracts. We consider all transaction and service requests received when they arrive in good order at the Service Center. Any transaction or service requests sent or directed to any location other than our Service Center may end up delayed or not processed. Our Service Center address and telephone number are listed on the first page of the prospectus.
Surrender value: The amount you are entitled to receive if you make a full surrender from your contract (referred to as “Withdrawal value” in the Original Contract). It is the contract value minus any applicable charges, plus any positive or negative market value adjustment. Throughout this prospectus when we use the term “Surrender” it includes the term “Withdrawal”.
Valuation date: Any normal business day, Monday through Friday, on which the NYSE is open, up to the time it closes. At the NYSE close, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or surrender request) in good order at our Service Center before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request in good order at our Service Center at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.
Variable account: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.
Withdrawal value: The amount you are entitled to receive if you make a full withdrawal from your contract (referred to as “Surrender value” in the Current Contract). It is the contract value minus any applicable charges, plus any positive or negative market value adjustment. Throughout this prospectus when we use the term “Surrender” it includes the term “Withdrawal”.

6    RiverSource Signature Select Variable Annuity — Prospectus

The Contract in Brief
This prospectus describes two versions of the contract: the Current Contract (applications signed on or after Nov. 30, 2009, subject to state availability) and the Original Contract (applications signed prior to Nov. 30, 2009, or in states where the Current Contract was unavailable). The primary differences are disclosed in the following sections: “Key Terms”, “Expense Summary,” “Buying Your Contract”, “Benefits in Case of Death”, and “Optional Benefits.” The information in this prospectus applies to both contracts unless stated otherwise.
Purpose: The purpose of each contract is to allow you to accumulate money for retirement or a similar long-term goal. You do this by making one or more purchase payments. For the Current Contract, you may allocate your purchase payments to the regular fixed account, the Special DCA fixed account, GPAs and/or subaccounts of the variable account under the contract. For the Original Contract, you may allocate your purchase payments to the one-year fixed account (if part of your contract), the DCA fixed account (if part of your contract), the GPAs and/or subaccounts of the variable account under the contract. When you invest in the subaccounts of the variable account, you risk losing amounts you invest. These accounts, in turn, may earn returns that increase the value of the contract. If the contract value goes to zero due to underlying fund’s performance or deduction of fees, the contract will no longer be in force and the contract (including any death benefit riders) will terminate. You may be able to purchase an optional benefit to reduce the investment risk you assume under the contract. Beginning at a specified time in the future called the annuitization start date, these contracts provide lifetime or other forms of payout of your contract value (less any applicable premium tax and/or other charges).
It may have not been advantageous for you to purchase this contract in exchange for, or in addition to, an existing annuity or life insurance policy. Generally, you can exchange one annuity for another or for a long-term care policy in a “tax-free” exchange under Section 1035 of the Code. You can also do a partial exchange from one annuity contract to another annuity contract, subject to Internal Revenue Service (“IRS”) rules. You also generally can exchange a life insurance policy for an annuity. However, before making an exchange, you should compare both contracts carefully because the features and benefits may be different. Fees and charges may be higher or lower on your old contract than on this contract. You may have to pay a surrender charge when you exchange out of your old contract and a new surrender period will begin when you exchange into this contract. If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax on the distribution. State income taxes may also apply. You should not exchange your old contract for this contract, or buy this contract in addition to your old contract, unless you determine it is in your best interest. (See “Taxes-1035 Exchanges”.)
Tax-deferred retirement plans: Most annuities have a tax-deferred feature. So do many retirement plans under the Code including 403(b) plans. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral beyond what is provided in that retirement plan. Some employers may permit you to deposit your contributions into other investments such as mutual funds. If such investments are available to you, before enrolling under the contract, you should consider features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required withdrawals triggered at a certain age. These mandatory withdrawals are called required minimum distributions (“RMDs”). RMDs may reduce the value of certain death benefits and optional riders (see “Taxes — Qualified Annuities — Required Minimum Distributions”). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the tax implications to you.
Buying a contract: We no longer offer new contracts. However, you have the option of making additional purchase payments in the future, subject to certain limitations. Purchase payment amounts and purchase payment timing may be limited under the terms of your contract and/or pursuant to state requirements. (See “Buying Your Contract”).
Free look period: The contracts in this prospectus are no longer sold. Generally, all available free look periods have now expired.
Accounts: Generally, you may allocate purchase payments among the:
•	subaccounts of the variable account, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the annuitization start date will equal or exceed the total purchase payments you allocate to the subaccounts. (See “The Variable Account and the Funds”).
•	GPAs which earn interest at rates declared when you make an allocation to that account. The required minimum investment in each GPA is $1,000. These accounts may not be available in all states. (See “The Guarantee Period Accounts (GPAs)”)
•	for the Current Contract:
–	regular fixed account, which earns interest at rates that we adjust periodically. There are restrictions on transfers from this account and may be restrictions on the amount you can allocate to this account (see “The Fixed Account –The Regular Fixed Account”).
–	Special DCA fixed account, which earns interest at rates that we adjust periodically. There are restrictions on how long contract value can

RiverSource Signature Select Variable Annuity — Prospectus    7

remain in this account. (See “The Fixed Account – The Special DCA Fixed Account”).
•	for the Original Contract:
–	one-year fixed account, if part of your contract, which earns interest at rates that we adjust periodically. There are restrictions on the amount you can allocate to this account as well as on transfers from this account (see “The Fixed Account – One-Year Fixed Account“ ).
–	DCA fixed account, if part of your contract, which earns interest at rates that we adjust periodically. There are restrictions on how long contract value can remain in this account. (See “The Fixed Account – DCA Fixed Account”).
Transfers: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until the annuitization start date, and once per contract year among the subaccounts after the annuitization start date. Transfers out of the GPAs done more than 30 days before the end of the guarantee period will be subject to an MVA, unless an exception applies. You may establish automated transfers among the accounts. Transfers into the Special DCA fixed account (Current Contract) and DCA fixed account (Original Contract) are not permitted. GPAs, the regular fixed account (Current Contract) and the one-year fixed account (Original Contract) are subject to special restrictions. (See “Making the Most of Your Contract — Transferring Among Accounts”).
Surrenders: You may surrender all or part of your contract value at any time before the annuitization start date. You also may establish automated partial surrenders. Surrenders may be subject to charges and income taxes (including a 10% IRS penalty that may apply if you make surrenders prior to your reaching age 59½) and may have other tax consequences. If you have elected the SecureSource Stages rider or the SecureSource 20 rider, please consider carefully when you take withdrawals. If you take any withdrawals during the 3-year waiting period, your benefits will be set to zero until the end of the waiting period when they will be reset based on your contract value at that time and you will no longer be eligible to receive the 20% credit available under the SecureSource 20 rider or any future rider credits under the SecureSource Stages. Certain other restrictions may apply. (See “Surrenders”).
Optional benefits: These contracts offered optional living and death benefits that were available for additional charges if you met certain criteria. Please note, since the contracts in this prospectus are no longer sold, any optional benefits you may have elected were done so at the time of application. You cannot add optional benefits to your contract after it has been issued. Any optional benefits we describe are not available to add to your contract. (See “Optional Benefits”).
Optional living benefits include: different versions of the guaranteed minimum withdrawal benefits, which permit you to withdraw a guaranteed amount from the contract over a period of time, Accumulation Protector Benefit rider, which provides you with a guaranteed contract value at the end of specified waiting period regardless of the volatility inherent in the investments in the subaccounts, and Income Assurer Benefit rider, which provides you with a guaranteed minimum income regardless of the volatility inherent in the investments in the subaccounts. Guaranteed minimum withdrawal benefits permit you to withdraw a guaranteed amount from the contract over a period of time, which may include the lifetime of a single person (Single Life) or the lifetime of you and your spouse (Joint Life). Guaranteed minimum withdrawal benefits are SecureSource series riders, Guarantor Withdrawal Benefit rider and Guarantor Withdrawal Benefit for Life rider. When used in this prospectus, the term “SecureSource series” includes: the SecureSource Stages 2 riders, the SecureSource Stages riders, the SecureSource 20 riders and the SecureSource riders, except where the SecureSource Stages 2 riders, the SecureSource Stages riders, SecureSource 20 riders and SecureSource riders are specifically referenced and distinguished from other riders in the SecureSource series.
If you selected an optional living benefit, we restrict investment options available to you which may limit transfers and allocations; may limit the timing, amount and allocation of purchase payments; and may limit the amount of surrenders that can be taken under the optional benefit during a contract year. For more information on optional living benefits, please see “Optional Benefits — Optional Living Benefits”. Optional benefits vary by state and may have eligibility requirements.
We offered the following optional death benefits: MAV Death Benefit, 5% Accumulation Death Benefit, Enhanced Death Benefit, Benefit Protector Death Benefit rider and Benefit Protector Plus Death Benefit rider. Benefit Protector Death Benefit rider and Benefit Protector Plus Death Benefit rider are intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes.
Benefits in case of death: For the Current Contract, if you die before the annuitization start date, we will pay the beneficiary an amount based on the applicable death benefit. For the Original Contract, if you or the annuitant die before the annuitization start date, we will pay the beneficiary an amount based on the applicable death benefit. (See “Benefits in Case of Death”).
Annuity payouts: You can apply your contract value, after reflecting any adjustments, to an annuity payout plan that begins on the annuitization start date. You may choose from a variety of plans that can help meet your retirement or other income needs. The payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. During the annuity payout period, your choices for subaccounts may be limited. The GPAs, the Special DCA fixed account (Current Contract) and the DCA fixed accounts (Original Contract) are not available after the annuitization start date. (See “The Annuity Payout Period”).

8    RiverSource Signature Select Variable Annuity — Prospectus

Expense Summary
The following tables describe the fees and expenses that you paid when buying, owning and making a surrender from the contract. The first table describes the fees and expenses that you paid at the time that you bought the contract and will pay when you make a surrender from the contract. State premium taxes also may be deducted.
Current Contract:
(applications signed on or after Nov. 30, 2009, subject to state availability)
Contract Owner Transaction Expenses
Surrender charge
(Contingent deferred sales charge as a percentage of purchase payments surrendered)
Number of completed years from date of each purchase payment*	Surrender charge percentage applied to each purchase payment
0	7%
1	7
2	6
3	6
4	5
5	4
6	2
Thereafter	0
*	According to our current administrative practice, for the purpose of surrender charge calculation, we consider that the year is completed one day prior to the anniversary of the day each purchase payment was received.
Liquidation charge under Variable Annuity Payout Plan E — Payouts for a specified period: If you are receiving variable annuity payments under this annuity payout plan, you can choose to surrender those payments. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% if the assumed investment return is 3.5% and 6.67% if the assumed investment return is 5%. The liquidation charge equals the present value of the remaining payouts using the assumed investment return minus the present value of the remaining payouts using the discount rate. (See “Charges — Surrender Charge” and “The Annuity Payout Period — Annuity Payout Plans.”)
Surrender charge for Fixed Annuity Payout Plan E — Payouts for a specified period:
Number of Completed Years Since Annuitization	Surrender charge percentage
0	Not applicable*
1	5%
2	4
3	3
4	2
5	1
6 and thereafter	0
*We do not permit surrenders in the first year after annuitization.
The next tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.
Annual contract administrative charge	Maximum: $50	Current: $40
Annual contract administrative charge if your contract value equals or exceeds $50,000	Maximum: $20	Current: $0
Contract administrative charge at full surrender	Maximum: $50	Current: $40
Annual Variable Account Expenses
(As a percentage of average daily subaccount value.)
You must choose one of the death benefit guarantees. The death benefit you choose determines the mortality and expense risk fee you pay. The table below shows the death benefit guarantees available to you and their cost. The variable account administrative charge is in addition to the mortality and expense risk fee.

RiverSource Signature Select Variable Annuity — Prospectus    9

	Mortality and expense risk fee	Variable account administrative charge	Total variable account expense
CV Death Benefit*	1.30%	0.15%	1.45%
ROPP Death Benefit	1.30	0.15	1.45
MAV Death Benefit	1.55	0.15	1.70
5% Accumulation Death Benefit	1.70	0.15	1.85
Enhanced Death Benefit	1.75	0.15	1.90
*	CV Death Benefit is available only after an ownership change or spousal continuation if any owner or spouse who continues the contract is over age 85 and therefore cannot qualify for the ROPP death benefit.
Other Annual Expenses
Optional Death Benefits
If eligible, you may have selected an optional death benefit in addition to the ROPP and MAV Death Benefits. The fees apply only if you have selected one of these benefits.
Benefit Protector® Death Benefit rider fee	0.25%
Benefit Protector® Plus Death Benefit rider fee	0.40%
(As a percentage of the contract value charge annually on the contract anniversary.)
Optional Living Benefits
If eligible, you may have selected one of the following optional living benefits if available in your state. The fees apply only if you have selected one of these benefits. Investment allocation restrictions apply.
SecureSource Stages 2SM– Single life rider fee	Maximum: 1.75%	Current: 0.95%
SecureSource Stages 2SM– Joint life rider fee	Maximum: 2.25%	Current: 1.15%
(Charged annually on the contract anniversary as a percentage of contract value or the total Benefit Base, whichever is greater.)
Accumulation Protector Benefit® rider fee

For applications signed:	Maximum annual rider fee	Initial annual rider fee and annual rider fee for elective step-ups before 10/20/2012
05/03/2010 – 07/18/2010	1.75%	0.95%
07/19/2010 –10/03/2010	1.75%	1.10%
10/04/2010 – 12/31/2010	1.75%	1.50%
(Charged annually on the contract anniversary as a percentage of the contract value or the Minimum Contract Accumulation Value, whichever is greater.)
Current annual rider fees for elective step-up (including elective spousal continuation step-up) requests on/after 10/20/2012 are shown in the table below.
Elective step up date:	If invested in Portfolio Navigator fund at the time of step-up:	If invested in Portfolio Stabilizer fund at the time of step-up:
10/20/2012 – 11/ 17/2013	1.75%	n/a
11/18/2013 – 10/17/2014	1.75%	1.30%
10/18/2014 – 06/30/2016	1.60%	1.00%
07/01/2016 – 10/15/2018	1.75%	1.30%
10/16/2018 and later	1.40%	1.00%

SecureSource ® Stages– Single life rider fee	Maximum: 2.00%	Current: 1.10%
SecureSource ® Stages– Joint life rider fee	Maximum: 2.50%	Current: 1.35%
(Charged annually on the contract anniversary as a percentage of the contract value or the Benefit Base, whichever is greater.)

10    RiverSource Signature Select Variable Annuity — Prospectus

Original Contract:
(applications signed prior to Nov. 30, 2009 or in states where the Current Contract was not available)
Contract Owner Transaction Expenses
Surrender charge
(Contingent deferred sales charge as a percentage of purchase payments surrendered)
Number of completed years from date of each purchase payment*	Surrender charge percentage applied to each purchase payment
0	7%
1	7
2	6
3	6
4	5
5	4
6	2
Thereafter	0
*	According to our current administrative practice, for the purpose of surrender charge calculation, we consider that the year is completed one day prior to the anniversary of the day each purchase payment was received.
Liquidation charge under Variable Annuity Payout Plan E — Payouts for a specified period: If you are receiving variable annuity payments under this annuity payout plan, you can choose to surrender those payments. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% if the assumed investment return is 3.5% and 6.67% if the assumed investment return is 5%. The liquidation charge equals the present value of the remaining payouts using the assumed investment return minus the present value of the remaining payouts using the discount rate. (See “Charges — Surrender Charge” and “The Annuity Payout Period — Annuity Payout Plans.”)
Surrender charge for Fixed Annuity Payout Plan E — Payouts for a specified period:
Number of Completed Years Since Annuitization	Surrender charge percentage
0	Not applicable*
1	5%
2	4
3	3
4	2
5	1
6 and thereafter	0
*We do not permit surrenders in the first year after annuitization.
The next tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.
Annual contract administrative charge and at full surrender	$40
(We will waive this charge when your contract value is $50,000 or more on the current contract anniversary except at full surrender.)
Annual Variable Account Expenses
(As a percentage of average daily subaccount value.)
You must choose one of the death benefit guarantees. The death benefit you choose determines the mortality and expense risk fee you pay. The table below shows the death benefit guarantees available to you and their cost. The variable account administrative charge is in addition to the mortality and expense risk fee.
	Mortality and expense risk fee	Variable account administrative charge	Total variable account expense
ROP Death Benefit	1.30%	0.15%	1.45%
MAV Death Benefit	1.50	0.15	1.65
5% Accumulation Death Benefit	1.65	0.15	1.80
Enhanced Death Benefit	1.70	0.15	1.85

RiverSource Signature Select Variable Annuity — Prospectus    11

Other Annual Expenses
Optional Death Benefits
If eligible, you may have selected an optional death benefit in addition to the ROPP and MAV Death Benefits. The fees apply only if you have selected one of these benefits.
Benefit Protector® Death Benefit rider fee	0.25%
Benefit Protector® Plus Death Benefit rider fee	0.40%
(As a percentage of the contract value charge annually on the contract anniversary.)
Optional Living Benefits
If eligible, you may have selected one of the following optional living benefits if available in your state. The fees apply only if you have selected one of these benefits. Investment allocation restrictions apply.
Accumulation Protector Benefit® rider fee

Contract purchase date:	Maximum annual rider fee	Initial annual rider fee and annual rider fee for elective step-ups before 04/29/2013
Prior to 01/26/2009	1.75%	0.55%
01/26/2009 – 05/31/2009	1.75%	0.80%
(Charged annually on the contract anniversary as a percentage of the contract value or the Minimum Contract Accumulation Value, whichever is greater.)
Current annual rider fees for elective step-up (including elective spousal continuation step-up) requests on/after 04/29/2013 are shown in the table below.
Elective step up date:	If invested in Portfolio Navigator fund at the time of step-up:	If invested in Portfolio Stabilizer fund at the time of step-up:
04/29/2013 – 11/17/2013	1.75%	n/a
11/18/2013 – 10/17/2014	1.75%	1.30%
10/18/2014 – 06/30/2016	1.60%	1.00%
07/01/2016 – 10/15/2018	1.75%	1.30%
10/16/2018 and later	1.40%	1.00%

SecureSource ® 20– Single life rider fee	Maximum: 2.00%	Current: 1.25%
SecureSource ® 20– Joint life rider fee	Maximum: 2.50%	Current: 1.55%
(Charged annually on the contract anniversary as a percentage of the contract value or the total Remaining Benefit Amount, whichever is greater.)
SecureSource ® rider fees

Application signed date	Maximum annual rider fee	Initial annual rider fee(1)
5/1/2007 – 5/31/2008, Single Life	1.50%	0.65%
5/1/2007 – 5/31/2008, Joint Life	1.75%	0.85%
6/1/2008 – 1/25/2009, Single Life	1.50%	0.75%
6/1/2008 – 1/25/2009, Joint Life	1.75%	0.95%
1/26/2009 and later, Single Life	2.00%	1.10%
1/26/2009 and later, Joint Life	2.50%	1.40%

12    RiverSource Signature Select Variable Annuity — Prospectus

(Charged annually on the contract anniversary as a percentage of the contract value or the total Remaining Benefit Amount, whichever is greater.)
(1)	Effective Dec. 18, 2013 if you request an elective step up or the elective spousal continuation step up, or move to a Portfolio Navigator fund that is more aggressive than your current Portfolio Navigator fund allocation, the fee that will apply to your rider will correspond to the fund in which you are invested following the change as shown in the table below.

Application signed date		Portfolio Navigator Funds
	All Portfolio Stabilizer funds	Variable Portfolio – Conservative Portfolio (Class 2), (Class 4)	Variable Portfolio – Moderately Conservative Portfolio (Class 2), (Class 4)	Variable Portfolio – Moderate Portfolio (Class 2), (Class 4)	Variable Portfolio – Moderately Aggressive Portfolio (Class 2), (Class 4)	Variable Portfolio – Aggressive Portfolio (Class 2), (Class 4)
5/1/2007 – 5/31/2008, Single Life	0.65%	0.75%	0.75%	0.75%	0.90%	1.00%
5/1/2007 – 5/31/2008, Joint Life	0.85%	0.95%	0.95%	0.95%	1.10%	1.20%
6/1/2008 – 1/25/2009, Single Life	0.75%	0.85%	0.85%	0.85%	1.00%	1.10%
6/1/2008 – 1/25/2009, Joint Life	0.95%	1.05%	1.05%	1.05%	1.20%	1.30%
1/26/2009 and later, Single Life	1.10%	1.10%	1.10%	1.10%	1.20%	1.30%
1/26/2009 and later, Joint Life	1.40%	1.40%	1.40%	1.40%	1.50%	1.60%

Guarantor Withdrawal Benefit for Life® rider fee	Maximum: 1.50%	Initial: 0.65%(2)
(Charged annually on the contract anniversary as a percentage of the contract value or the total Remaining Benefit Amount, whichever is greater.)
(2)	Effective Dec. 18, 2013 if you request an elective step up or the elective spousal continuation step up or move to a Portfolio Navigator fund that is more aggressive than your current Portfolio Navigator fund allocation, the fee that will apply to your rider will correspond to the fund in which you are invested following the change as shown in the table below.

Fund name	Current fee as of 12/18/13
Portfolio Stabilizer funds	0.65%
Portfolio Navigator funds:
Variable Portfolio – Conservative Portfolio (Class 2), (Class 4)	0.80%
Variable Portfolio – Moderately Conservative Portfolio (Class 2), (Class 4)	0.80%
Variable Portfolio – Moderate Portfolio (Class 2), (Class 4)	0.80%
Variable Portfolio – Moderately Aggressive Portfolio (Class 2), (Class 4)	0.95%
Variable Portfolio – Aggressive Portfolio (Class 2), (Class 4)	1.10%

Guarantor Withdrawal Benefit rider fee	Maximum: 1.50%	Initial: 0.55%(3)
(As a percentage of contract value charged annually on the contract anniversary.)
(3)	Effective Dec. 18, 2013 if you request an elective step up or the elective spousal continuation step up or move to a Portfolio Navigator fund that is more aggressive than your current Portfolio Navigator fund allocation, the fee that will apply to your rider will correspond to the fund in which you are invested following the change as shown in the table below.

Fund name	Current fee as of 12/18/13
Portfolio Stabilizer funds	0.55%
Portfolio Navigator funds:
Variable Portfolio – Conservative Portfolio (Class 2), (Class 4)	0.70%
Variable Portfolio – Moderately Conservative Portfolio (Class 2), (Class 4)	0.70%
Variable Portfolio – Moderate Portfolio (Class 2), (Class 4)	0.70%
Variable Portfolio – Moderately Aggressive Portfolio (Class 2), (Class 4)	0.85%
Variable Portfolio – Aggressive Portfolio (Class 2), (Class 4)	1.00%

Income Assurer Benefit®– MAV rider fee	Maximum: 1.50%	Current: 0.30%(4)
Income Assurer Benefit®– 5% Accumulation Benefit Base rider fee	Maximum: 1.75%	Current: 0.60%(4)
Income Assurer Benefit®– Greater of MAV or 5% Accumulation Benefit Base rider fee	Maximum: 2.00%	Current: 0.65%(4)
(As a percentage of the guaranteed income benefit base charged annually on the contract anniversary.)
(4)	For applications signed prior to Oct. 7, 2004, the following current annual rider charges apply: Income Assurer Benefit – MAV — 0.55%, Income Assurer Benefit – 5% Accumulation Benefit Base — 0.70%; and Income Assurer Benefit – Greater of MAV or 5% Accumulation Benefit Base — 0.75%.

RiverSource Signature Select Variable Annuity — Prospectus    13

Annual Operating Expenses of the Funds
The next table provides the minimum and maximum total operating expenses charged by the underlying funds that you may pay periodically during the time that you own the contract. These operating expenses are for the fiscal year ended December 31, 2018, unless otherwise noted. More detail concerning each underlying fund’s fees and expenses is contained in each fund’s prospectus.
Minimum and maximum annual operating expenses for the funds
(Including management, distribution (12b-1) and/or service fees and other expenses)(1)
	Minimum(%)	Maximum(%)
Total expenses before fee waivers and/or expense reimbursements	0.41	1.67
(1)	Total annual fund operating expenses are deducted from amounts that are allocated to the fund. They include management fees and other expenses and may include distribution (12b-1) fees. Other expenses may include service fees that may be used to compensate service providers, including us and our affiliates, for administrative and contract owner services provided on behalf of the fund. The amount of these payments will vary by fund and may be significant. See “The Variable Account and the Funds” for additional information, including potential conflicts of interest these payments may create. Distribution (12b-1) fees are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an ongoing basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. For a more complete description of each fund’s fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund’s prospectus and SAI.
Examples
These examples are intended to help you compare the cost of investing in these contracts with the cost of investing in other variable annuity contracts. These costs include your transaction expenses, contract administrative charges, variable account annual expenses and fund fees and expenses.
These examples assume that you invest $10,000 in the contract for the time periods indicated. These examples also assume that your investment has a 5% return each year.
Current Contract:
(applications signed on or after Nov. 30, 2009, subject to state availability)
Maximum Expenses. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expenses of any of the funds available with living benefit riders* and before fee waivers and/or expense reimbursements. They assume that you select the MAV Death Benefit, the SecureSource Stages 2 – Joint Life rider and the Benefit Protector Plus Death Benefit(1),(3). Although your actual costs may be higher or lower, based on the assumptions your costs would be:
*	Note: Certain funds are not available for contracts with living benefit riders and may have higher fund expenses than the associated fund expenses shown here.

If you surrender your contract at the end of the applicable time period:				If you do not surrender your contract or if you select an annuity payout plan at the end of the applicable time period:
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$1,262	$2,464	$3,608	$6,661	$632	$1,923	$3,245	$6,661
Minimum Expenses. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds before fee waivers and/or expense reimbursements. They assume that you select the ROPP Death Benefit and do not select any optional benefits(2). Although your actual costs may be higher, based on these assumptions your costs would be:
If you surrender your contract at the end of the applicable time period:				If you do not surrender your contract or if you select an annuity payout plan at the end of the applicable time period:
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$880	$1,294	$1,606	$2,558	$231	$708	$1,206	$2,558
Original Contract:
(applications signed prior to Nov. 30, 2009 or in states where the Current Contract was not available)
Maximum Expenses. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expenses of the Portfolio Navigator funds available with living benefit riders* and before fee waivers and/or expense reimbursements. They assume that you select the MAV Death Benefit, the SecureSource – Joint Life rider or SecureSource 20 – Joint Life rider and the Benefit Protector Plus Death Benefit(2),(3). Although your actual costs may be higher or lower, based on the assumptions your costs would be:
*	Note: Certain funds are not available for contracts with living benefit riders and may have higher fund expenses than the associated fund expenses shown here.

14    RiverSource Signature Select Variable Annuity — Prospectus

If you surrender your contract at the end of the applicable time period:				If you do not surrender your contract or if you select an annuity payout plan at the end of the applicable time period:
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$1,246	$2,429	$3,551	$6,340	$616	$1,887	$3,188	$6,340
Minimum Expenses. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds before fee waivers and/or expense reimbursements. They assume that you select the ROP Death Benefit and do not select any optional benefits(2). Although your actual costs may be higher, based on these assumptions your costs would be:
If you surrender your contract at the end of the applicable time period:				If you do not surrender your contract or if you select an annuity payout plan at the end of the applicable time period:
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$880	$1,294	$1,606	$2,558	$231	$708	$1,206	$2,558
(1)	In these examples, the contract administrative charge is $50.
(2)	In these examples, the contract administrative charge is $40.
(3)	Because these examples are intended to illustrate the most expensive combination of contract features, the maximum annual fee for each optional rider is reflected rather than the fee that is currently being charged.
THE EXAMPLES ARE ILLUSTRATIVE ONLY. YOU SHOULD NOT CONSIDER THESE EXAMPLES AS A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES WILL BE HIGHER OR LOWER THAN THOSE SHOWN DEPENDING UPON WHICH OPTIONAL BENEFIT YOU ELECT OTHER THAN INDICATED IN THE EXAMPLES OR IF YOU ALLOCATE CONTRACT VALUE TO ANY OTHER AVAILABLE SUBACCOUNTS.

RiverSource Signature Select Variable Annuity — Prospectus    15

Condensed Financial Information
You can find unaudited condensed financial information for the subaccounts representing the lowest and highest total annual variable account expense combinations in Appendix Q.
Financial Statements
You can find our audited financial statements and the audited financial statements of the divisions, which are comprised of subaccounts, in the SAI. The SAI does not include audited financial statements for divisions that are new (if any) and have no activity as of the financial statements date.
The Variable Account and the Funds
Variable Account. The variable account was established under Indiana law on July 15, 1987, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of RiverSource Life.
The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.
The IRS has issued guidance on investor control but may issue additional guidance in the future. We reserve the right to modify the contract or any investments made under the terms of the contract so that the investor control rules do not apply to treat the contract owner as the owner of the subaccount assets rather than the owner of an annuity contract. If the contract is not treated as an annuity contract for tax purposes, the owner may be subject to current taxation on any current or accumulated income credited to the contract.
We intend to comply with all federal tax laws so that the contract qualifies as an annuity for federal tax purposes. We reserve the right to modify the contract as necessary in order to qualify the contract as an annuity for federal tax purposes.
The Funds. This contract currently offers subaccounts investing in shares of the funds listed in the table below.
•	Investment objectives: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds’ prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.
•	Fund name and management: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.
•	Eligible purchasers: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see “Fund Name and Management” above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds’ providers do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate fund providers for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds’ prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.
•	Asset allocation programs may impact fund performance: Asset allocation programs in general may negatively impact the performance of an underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that are not as liquid as others, for example, various types of bonds, shares of smaller companies and securities of foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently

16    RiverSource Signature Select Variable Annuity — Prospectus

than it otherwise might in the absence of asset allocation program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under the asset allocation program we offer or under asset allocation programs used in conjunction with the contracts and plans of other eligible purchasers of the funds.
•	Funds available under the contract: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is substitution (see “Substitution of Investments”). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to fund performance, fund expenses, classes of fund shares available, size of the fund and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds and portfolio concentration and sector weightings. We also consider the levels and types of revenue a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.
•	Money Market fund yield: In low interest rate environments, money market fund yields may decrease to a level where the deduction of fees and charges associated with your contract could result in negative net performance, resulting in a corresponding decrease in your contract value.
•	Risks and Conflicts of Interest with Certain Funds Advised by Columbia Management. We are an affiliate of Ameriprise Financial, Inc., which is the parent company of Columbia Management Investment Advisers, LLC (Columbia Management). Columbia Management acts as investment adviser to several funds of funds, including Portfolio Navigator and Portfolio Stabilizer funds. As such, it retains full discretion over the investment activities and investment decisions of the funds. These funds invest in other registered mutual funds. In providing investment advisory services for the funds and the underlying funds in which those funds respectively invest, Columbia Management is, together with its affiliates, including us, subject to competing interests that may influence its decisions. These competing interests typically arise because Columbia Management or one of its affiliates serves as the investment adviser to the underlying funds and may provide other services in connection with such underlying funds, and because the compensation we and our affiliates receive for providing these investment advisory and other services varies depending on the underlying fund.
•	Volatility and Volatility Management Risk with the Portfolio Stabilizer funds. Portfolio Stabilizer funds are managed volatility funds that employ a strategy designed to reduce overall volatility and downside risk. These types of funds are available under the contracts and one or more of these funds may be offered in other variable annuity and variable life insurance products offered by us. These funds may also be used in conjunction with guaranteed living benefit riders we offer with various annuity contracts.
Conflicts may arise because the manner in which these funds and their strategies are executed by Columbia Management are expected to benefit us by reducing our financial risk and expense in offering guaranteed living benefit riders. Managed volatility funds employ a strategy to reduce overall volatility and downside risk. A successful strategy may result in smaller losses to your contract value when markets are declining and market volatility is high. In turn, a successful strategy may also result in less gain in your contract value during rising markets with higher volatility when compared to funds not employing a managed volatility strategy. Accordingly, although an investment in the Portfolio Stabilizer funds may mitigate declines in your contract value due to declining equity markets, the Funds’ investment strategies may also curb or decrease your contract value during periods of positive performance by the equity markets. There is no guarantee any of the funds’ strategies will be successful. When offered with a guaranteed living benefit, managed volatility funds may decrease the number and amount of any periodic benefit base increase opportunities. Costs associated with running a managed volatility strategy may also adversely impact the performance of managed volatility funds.
While Columbia Management is the investment adviser to the Portfolio Navigator and Portfolio Stabilizer funds, it provides no investment advice to you as to whether an allocation to the funds is appropriate for you. You must decide whether an investment in these funds is right for you. Additional information on the funds, including risks and conflicts of interest, is included in their respective prospectuses. Columbia Management advised fund of funds and managed volatility funds and their investment objectives are listed in the table below.
•	Revenue we receive from the funds and potential conflicts of interest:
Expenses We May Incur on Behalf of the Funds
When a subaccount invests in a fund, the fund holds a single account in the name of the variable account. As such, the variable account is actually the shareholder of the fund. We, through our variable account, aggregate the transactions of numerous contract owners and submit net purchase and redemption requests to the funds on a daily basis. In addition, we track individual contract owner transactions and provide confirmations, periodic statements, and other required mailings. These costs would normally be borne by the fund, but we incur them instead.

RiverSource Signature Select Variable Annuity — Prospectus    17

Besides incurring these administrative expenses on behalf of the funds, we also incur distributions expenses in selling our contracts. By extension, the distribution expenses we incur benefit the funds we make available due to contract owner elections to allocate purchase payments to the funds through the subaccounts. In addition, the funds generally incur lower distribution expenses when offered through our variable account in contrast to being sold on a retail basis.
A complete list of why we may receive this revenue, as well as sources of revenue, is described in detail below.
Payments the Funds May Make to Us
We or our affiliates may receive from each of the funds, or their affiliates, compensation including but not limited to expense payments. These payments are designed in part to compensate us for the expenses we may incur on behalf of the funds. In addition to these payments, the funds may compensate us for wholesaling activities or to participate in educational or marketing seminars sponsored by the funds.
We or our affiliates may receive revenue derived from the 12b-1 fees charged by the funds. These fees are deducted from the assets of the funds. This revenue and the amount by which it can vary may create conflicts of interest. The amount, type, and manner in which the revenue from these sources is computed vary by fund.
Conflicts of Interest These Payments May Create
When we determined the charges to impose under the contracts, we took into account anticipated payments from the funds. If we had not taken into account these anticipated payments, the charges under the contract would have been higher. Additionally, the amount of payment we receive from a fund or its affiliate may create an incentive for us to include that fund as an investment option and may influence our decision regarding which funds to include in the variable account as subaccount options for contract owners. Funds that offer lower payments or no payments may also have corresponding expense structures that are lower, resulting in decreased overall fees and expenses to shareholders.
We offer funds managed by our affiliates Columbia Management and Columbia Wanger Asset Management, LLC (Columbia Wanger). We have additional financial incentive to offer our affiliated funds because additional assets held by them generally results in added revenue to us and our parent company, Ameriprise Financial, Inc. Additionally, employees of Ameriprise Financial, Inc. and its affiliates, including our employees, may be separately incented to include the affiliated funds in the products, as employee compensation and business unit operating goals at all levels are tied to the success of the company. Currently, revenue received from our affiliated funds comprises the greatest amount and percentage of revenue we derive from payments made by the funds.
The Amount of Payments We Receive from the Funds
We or our affiliates receive revenue which ranges up to 0.65% of the average daily net assets invested in the funds through this and other contracts we and our affiliates issue.
Why revenues are paid to us: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive revenue, including, but not limited to expense payments and non-cash compensation, for various purposes:
•	Compensating, training and educating investment professionals who sell the contracts.
•	Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their investment professionals, and granting access to investment professionals of our affiliated selling firms.
•	Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to contract owners, authorized selling firms and investment professionals.
•	Providing sub-transfer agency and shareholder servicing to contract owners.
•	Promoting, including and/or retaining the fund’s investment portfolios as underlying investment options in the contracts.
•	Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.
•	Furnishing personal services to contract owners, including education of contract owners regarding the funds, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).
•	Subaccounting services, transaction processing, recordkeeping and administration.
•	Sources of revenue received from affiliated funds: The affiliated funds are managed by Columbia Management or Columbia Wanger. The sources of revenue we receive from these affiliated funds, or from the funds’ affiliates, may include, but are not necessarily limited to, the following:
•	Assets of the fund’s adviser, sub-adviser, transfer agent, distributor or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.
•	Compensation paid out of 12b-1 fees that are deducted from fund assets.

18    RiverSource Signature Select Variable Annuity — Prospectus

•	Sources of revenue received from unaffiliated funds: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds’ affiliates, may include, but are not necessarily limited to, the following:
•	Assets of the fund’s adviser, sub-adviser, transfer agent, distributor or an affiliate of these. The revenue resulting from these sources may be based on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We receive this revenue in the form of a cash payment.
•	Compensation paid out of 12b-1 fees that are deducted from fund assets.
Unless the PN program is in effect or you have selected one of the optional living benefit riders, you may allocate purchase payments and transfers to any or all of the subaccounts of the variable account that invest in shares of the funds listed in the table below. From time to time, certain fund names are changed. When we are notified of a name change, we will make changes so that the new name is properly shown. However, changes may take some period of time to complete. As a result it is possible you may receive various forms, reports and confirmations that reflect a fund’s prior name.
Investing In	Available under contracts with applications signed on or after May 1, 2007	Available under contracts with applications signed prior to May 1, 2007	Investment Objective and Policies	Investment Adviser
AB VPS Balanced Wealth Strategy Portfolio (Class B)	N	Y	Seeks to maximize total return consistent with AllianceBernstein's determination of reasonable risk.	AllianceBernstein L.P.
AB VPS Global Thematic Growth Portfolio (Class B)	Y	Y	Seeks long-term growth of capital.	AllianceBernstein L.P.
AB VPS Growth and Income Portfolio (Class B)	Y	Y	Seeks long-term growth of capital.	AllianceBernstein L.P.
AB VPS International Value Portfolio (Class B)	Y	Y	Seeks long-term growth of capital.	AllianceBernstein L.P.
American Century VP Inflation Protection, Class II	N	Y	Seeks long-term total return using a strategy that seeks to protect against U.S. inflation.	American Century Investment Management, Inc.
American Century VP International, Class II	N	Y	Seeks capital growth.	American Century Investment Management, Inc.
American Century VP Mid Cap Value, Class II	Y	Y	Seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.
American Century VP Ultra®, Class II	Y	Y	Seeks capital growth.	American Century Investment Management, Inc.
American Century VP Value, Class II	Y	Y	Seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.
ClearBridge Variable Small Cap Growth Portfolio - Class I	Y	Y	Seeks long-term growth of capital.	Legg Mason Partners Fund Advisor, LLC, investment manager; ClearBridge Investments, LLC, sub-adviser. (Western Asset Management Company manages the portion of cash and short-term investments allocated to it)

RiverSource Signature Select Variable Annuity — Prospectus    19

Investing In	Available under contracts with applications signed on or after May 1, 2007	Available under contracts with applications signed prior to May 1, 2007	Investment Objective and Policies	Investment Adviser
Columbia Variable Portfolio - Disciplined Core Fund (Class 3)	Y	Y	Seeks to provide shareholders with capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Dividend Opportunity Fund (Class 3)	Y	Y	Seeks to provide shareholders with a high level of current income and, as a secondary objective, steady growth of capital.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Emerging Markets Fund (Class 3)	Y	Y	Seeks to provide shareholders long-term capital growth.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Government Money Market Fund (Class 3)	Y	Y	Seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - High Yield Bond Fund (Class 3)	Y	Y	Seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Income Opportunities Fund (Class 3)	Y	Y	Seeks to provide shareholders with high total return through current income and capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Intermediate Bond Fund (Class 3)	Y	Y	Seeks to provide shareholders with a high level of current income while attempting to conserve the value of the investment for the longest period of time.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Large Cap Growth Fund (Class 3)	Y	Y	Seeks to provide shareholders with long-term capital growth.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Large Cap Index Fund (Class 3)	Y	Y	Seeks to provide shareholders with long-term capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Mid Cap Growth Fund (Class 3)	N	Y	Seeks to provide shareholders with growth of capital.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Overseas Core Fund (Class 3)	Y	Y	Seeks to provide shareholders with capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Select Large Cap Value Fund (Class 3)	Y	Y	Seeks to provide shareholders with long-term growth of capital.	Columbia Management Investment Advisers, LLC

20    RiverSource Signature Select Variable Annuity — Prospectus

Investing In	Available under contracts with applications signed on or after May 1, 2007	Available under contracts with applications signed prior to May 1, 2007	Investment Objective and Policies	Investment Adviser
Columbia Variable Portfolio - Select Mid Cap Value Fund (Class 3) (previously Columbia Variable Portfolio - Mid Cap Value Fund (Class 3))* *The Fund’s name change is effective on May 1, 2019.	N	Y	Seeks to provide shareholders with long-term growth of capital.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Small Cap Value Fund (Class 2)	Y	Y	Seeks long-term capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 3)	Y	Y	Seeks to provide shareholders with current income as its primary objective and, as its secondary objective, preservation of capital.	Columbia Management Investment Advisers, LLC
Credit Suisse Trust - Commodity Return Strategy Portfolio	Y	Y	The portfolio is designed to achieve positive total return relative to the performance of the Bloomberg Commodity Index Total Return ("BCOM Index").	Credit Suisse Asset Management, LLC
CTIVP ® - BlackRock Global Inflation-Protected Securities Fund (Class 3)	Y	Y	Seeks to provide shareholders with total return that exceeds the rate of inflation over the long term.	Columbia Management Investment Advisers, LLC, adviser; BlackRock Financial Management, Inc., subadviser, BlackRock International Limited, sub-subadviser.
CTIVP ® - Loomis Sayles Growth Fund (Class 1)	Y	Y	Seeks to provide shareholders with long-term growth of capital.	Columbia Management Investment Advisers, LLC, adviser; Loomis, Sayles & Company, L.P., subadviser.
CTIVP ® - MFS® Blended Research® Core Equity Fund (Class 3) (Effective on or about May 20, 2019, the Fund will change its name to Variable Portfolio - Partners Core Equity Fund (Class 3))	Y	Y	Seeks to provide shareholders with long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Massachusetts Financial Services Company, subadviser. (Effective on or about May 20, 2019, Massachusetts Financial Services Company no longer serves as the subadviser of the Fund and Jacobs Levy Equity Management, Inc. and T. Rowe Price Associates, Inc. will assume day to day management of the Fund’s portfolio.)
CTIVP ® - Victory Sycamore Established Value Fund (Class 3)	Y	Y	Seeks to provide shareholders with long-term growth of capital.	Columbia Management Investment Advisers, LLC, adviser; Victory Capital Management Inc., subadviser.

RiverSource Signature Select Variable Annuity — Prospectus    21

Investing In	Available under contracts with applications signed on or after May 1, 2007	Available under contracts with applications signed prior to May 1, 2007	Investment Objective and Policies	Investment Adviser
Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (Effective on or about June 3, 2019, the Fund will change its name to BNY Mellon Investment Portfolios - MidCap Stock Portfolio, Service Shares)	N	Y	Seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index.	The Dreyfus Corporation (Effective on or about June 3, 2019, The Dreyfus Corporation will no longer serve as adviser to the fund and BNY Mellon Investment Adviser, Inc. will assume day to day management of the Fund’s portfolio.)
Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares
(Effective on or about June 3, 2019, the Fund will change its name to BNY Mellon Investment Portfolios - Technology Growth Portfolio, Service Shares)	N	Y	Seeks capital appreciation.	The Dreyfus Corporation (Effective on or about June 3, 2019, The Dreyfus Corporation will no longer serve as adviser to the fund and BNY Mellon Investment Adviser, Inc. will assume day to day management of the Fund’s portfolio.)
Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares
(Effective on or about June 3, 2019, the Fund will change its name to BNY Mellon Variable Investment Fund - Appreciation Portfolio, Service Shares)	N	Y	Seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.	The Dreyfus Corporation, adviser; Fayez Sarofim & Co., sub-adviser.
(Effective on or about June 3, 2019, The Dreyfus Corporation will no longer serve as adviser to the fund and BNY Mellon Investment Adviser, Inc. will assume day to day management of the Fund’s portfolio.)
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (Effective on or about June 3, 2019, the Fund will change its name to BNY Mellon Variable Investment Fund - International Equity Portfolio, Service Shares)	Y	Y	Seeks capital growth.	The Dreyfus Corporation, adviser; Newton Investment Management (North America) Limited, sub-adviser.
(Effective on or about June 3, 2019, The Dreyfus Corporation will no longer serve as adviser to the fund and BNY Mellon Investment Adviser, Inc. will assume day to day management of the Fund’s portfolio.)

22    RiverSource Signature Select Variable Annuity — Prospectus

Investing In	Available under contracts with applications signed on or after May 1, 2007	Available under contracts with applications signed prior to May 1, 2007	Investment Objective and Policies	Investment Adviser
Dreyfus Variable Investment Fund International Value Portfolio, Service Shares
(Effective on or about June 3, 2019, the Fund will change its name to BNY Mellon Variable Investment Fund - International Value Portfolio, Service Shares)	Y	Y	Seeks long-term capital growth.	The Dreyfus Corporation (Effective on or about June 3, 2019, The Dreyfus Corporation will no longer serve as adviser to the fund and BNY Mellon Investment Adviser, Inc. will assume day to day management of the Fund’s portfolio.)
Eaton Vance VT Floating-Rate Income Fund - Initial Class	Y	Y	Seeks high level of current income.	Eaton Vance Management
Fidelity ® VIP Contrafund® Portfolio Service Class 2	Y	Y	Seeks long-term capital appreciation. Normally invests primarily in common stocks. Invests in securities of companies whose value FMR believes is not fully recognized by the public. Invests in either "growth" stocks or "value" stocks or both. The fund invests in domestic and foreign issuers.	Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.
Fidelity ® VIP Growth Portfolio Service Class 2	N	Y	Seeks to achieve capital appreciation. Normally invests primarily in common stocks. Invests in companies that FMR believes have above-average growth potential (stocks of these companies are often called "growth" stocks). The Fund invests in domestic and foreign issuers.	Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.
Fidelity ® VIP Investment Grade Bond Portfolio Service Class 2	Y	Y	Seeks as high level of current income as is consistent with the preservation of capital. Normally invests at least 80% of assets in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities. The Fund invests in fomestic and foreign issuers.	Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. Fidelity Investments Money Management, Inc. (FIMM) and other investment advisers serve as sub-advisers for the fund.

RiverSource Signature Select Variable Annuity — Prospectus    23

Investing In	Available under contracts with applications signed on or after May 1, 2007	Available under contracts with applications signed prior to May 1, 2007	Investment Objective and Policies	Investment Adviser
Fidelity ® VIP Mid Cap Portfolio Service Class 2	Y	Y	Seeks long-term growth of capital. Normally invests primarily in common stocks. Normally invests at least 80% of assets in securities of companies with medium market capitalizations. May invest in companies with smaller or larger market capitalizations. Invests in domestic and foreign issuers. The Fund invests in either "growth" or "value" common stocks or both.	Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.
Fidelity ® VIP Overseas Portfolio Service Class 2	Y	Y	Seeks long-term growth of capital. Normally invests primarily in common stocks allocating investments across different countries and regions. Normally invests at least 80% of assets in non-U.S. securities.	Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.
Franklin Income VIP Fund - Class 2	Y	Y	Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in both equity and debt securities.	Franklin Advisers, Inc.
Franklin Mutual Shares VIP Fund - Class 2	N	Y	Seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.	Franklin Mutual Advisers, LLC
Franklin Rising Dividends VIP Fund - Class 2	N	Y	Seeks long-term capital appreciation, with preservation of capital as an important consideration. Under normal market conditions, the fund invests at least 80% of its net assets in equity securities of financially sound companies that have paid consistently rising dividends.	Franklin Advisers, Inc.
Franklin Small-Mid Cap Growth VIP Fund - Class 2	N	Y	Seeks long-term capital growth. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small-capitalization and mid-capitalization companies.	Franklin Advisers, Inc.
Goldman Sachs VIT Mid Cap Value Fund - Institutional Shares	Y	Y	Seeks long-term capital appreciation.	Goldman Sachs Asset Management, L.P.

24    RiverSource Signature Select Variable Annuity — Prospectus

Investing In	Available under contracts with applications signed on or after May 1, 2007	Available under contracts with applications signed prior to May 1, 2007	Investment Objective and Policies	Investment Adviser
Goldman Sachs VIT U.S. Equity Insights Fund - Institutional Shares	Y	Y	Seeks long-term growth of capital.	Goldman Sachs Asset Management, L.P.
Invesco V.I. American Franchise Fund, Series II Shares	Y	Y	Seeks capital growth.	Invesco Advisers, Inc.
Invesco V.I. Comstock Fund, Series II Shares	Y	Y	Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.	Invesco Advisers, Inc.
Invesco V.I. Health Care Fund, Series II Shares	Y	Y	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. International Growth Fund, Series II Shares	Y	Y	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Core Equity Fund, Series II Shares	N	Y	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Growth Fund, Series II Shares	Y	Y	Seeks capital growth.	Invesco Advisers, Inc.
Invesco V.I. Value Opportunities Fund, Series II Shares	N	Y	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Janus Henderson VIT Research Portfolio: Service Shares	Y	Y	Seeks long-term growth of capital.	Janus Capital Management LLC
MFS ® Massachusetts Investors Growth Stock Portfolio - Service Class	N	Y	Seeks capital appreciation.	MFS ® Investment Management
MFS ® New Discovery Series - Service Class	N	Y	Seeks capital appreciation.	MFS ® Investment Management
MFS ® Total Return Series - Service Class	Y	Y	Seeks total return.	MFS ® Investment Management
MFS ® Utilities Series - Service Class	Y	Y	Seeks total return.	MFS ® Investment Management
Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares	Y	Y	Seeks to provide current income and capital appreciation.	Morgan Stanley Investment Management Inc., adviser; Morgan Stanley Investment Management Limited and Morgan Stanley Investment Management Company, subadvisers.

RiverSource Signature Select Variable Annuity — Prospectus    25

Investing In	Available under contracts with applications signed on or after May 1, 2007	Available under contracts with applications signed prior to May 1, 2007	Investment Objective and Policies	Investment Adviser
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares (Effective on or about April 30, 2019, the Fund will change its name to Morgan Stanley VIF Discovery Portfolio, Class II Shares)	Y	Y	Seeks long-term capital growth by investing primarily in common stocks and other equity securities.	Morgan Stanley Investment Management Inc.
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II Shares	N	Y	Seeks to provide above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.	Morgan Stanley Investment Management Inc.
Oppenheimer Capital Appreciation Fund/VA, Service Shares (Effective on or about May 24, 2019, the Fund is scheduled to merge into Invesco Oppenheimer V.I. Capital Appreciation Fund, Series II Shares)	Y	Y	Seeks capital appreciation.	OFI Global Asset Management, Inc., adviser; OppenheimerFunds, Inc., sub-adviser. (Effective on or about May 24, 2019, Invesco Advisers, Inc. will assume day to day management of the Fund’s portfolio.)
Oppenheimer Global Fund/VA, Service Shares (Effective on or about May 24, 2019, the Fund is scheduled to merge into Invesco Oppenheimer V.I. Global Fund, Series II Shares)	Y	Y	Seeks capital appreciation.	OFI Global Asset Management, Inc., adviser; OppenheimerFunds, Inc., sub-adviser. (Effective on or about May 24, 2019, Invesco Advisers, Inc. will assume day to day management of the Fund’s portfolio.)
Oppenheimer Global Strategic Income Fund/VA, Service Shares (Effective on or about May 24, 2019, the Fund is scheduled to merge into Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares)	Y	Y	Seeks total return.	OFI Global Asset Management, Inc., adviser; OppenheimerFunds, Inc., sub-adviser. (Effective on or about May 24, 2019, Invesco Advisers, Inc. will assume day to day management of the Fund’s portfolio.)
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares
(Effective on or about May 24, 2019, the Fund is scheduled to merge into Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares)	Y	Y	Seeks capital appreciation.	OFI Global Asset Management, Inc., adviser; OppenheimerFunds, Inc., sub-adviser. (Effective on or about May 24, 2019, Invesco Advisers, Inc. will assume day to day management of the Fund’s portfolio.)

26    RiverSource Signature Select Variable Annuity — Prospectus

Investing In	Available under contracts with applications signed on or after May 1, 2007	Available under contracts with applications signed prior to May 1, 2007	Investment Objective and Policies	Investment Adviser
PIMCO VIT All Asset Portfolio, Advisor Class	Y	Y	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Investment Management Company LLC (PIMCO)
Putnam VT Global Health Care Fund - Class IB Shares	N	Y	Seeks capital appreciation.	Putnam Investment Management, LLC, advisor; The Putnam Advisory Company, LLC, and Putnam Investments Limited, sub-advisers.
Putnam VT International Equity Fund - Class IB Shares	N	Y	Seeks capital appreciation.	Putnam Investment Management, LLC, advisor; The Putnam Advisory Company, LLC, and Putnam Investments Limited, sub-advisers.
Putnam VT Small Cap Value Fund - Class IB Shares	N	Y	Seeks capital appreciation.	Putnam Investment Management, LLC, advisor; Putnam Investments Limited, sub-adviser.
Putnam VT Sustainable Leaders Fund - Class IB Shares	N	Y	Seeks long-term capital appreciation.	Putnam Investment Management, LLC, advisor; Putnam Investments Limited, sub-adviser.
Templeton Global Bond VIP Fund - Class 2	Y	Y	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. Under normal market conditions, the fund invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures.	Franklin Advisers, Inc.
Templeton Growth VIP Fund - Class 2	Y	Y	Seeks long-term capital growth. Under normal market conditions, the fund invests predominantly in equity securities of companies located anywhere in the world, including those in the U.S. and emerging markets.	Templeton Global Advisors Limited
Variable Portfolio - Aggressive Portfolio (Class 2)	Y	Y	Seeks to provide a high level of total return that is consistent with an aggressive level of risk.	Columbia Management Investment Advisers, LLC
Variable Portfolio - Aggressive Portfolio (Class 4)	Y	Y	Seeks to provide a high level of total return that is consistent with an aggressive level of risk.	Columbia Management Investment Advisers, LLC
Variable Portfolio - Conservative Portfolio (Class 2)	Y	Y	Seeks to provide a high level of total return that is consistent with a conservative level of risk.	Columbia Management Investment Advisers, LLC
Variable Portfolio - Conservative Portfolio (Class 4)	Y	Y	Seeks to provide a high level of total return that is consistent with a conservative level of risk.	Columbia Management Investment Advisers, LLC

RiverSource Signature Select Variable Annuity — Prospectus    27

Investing In	Available under contracts with applications signed on or after May 1, 2007	Available under contracts with applications signed prior to May 1, 2007	Investment Objective and Policies	Investment Adviser
Variable Portfolio - Managed Risk Fund (Class 2) (Available only for Current Contracts with living benefit riders)	Y	N	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Columbia Management Investment Advisers, LLC
Variable Portfolio - Managed Risk U.S. Fund (Class 2) (Available only for Current Contracts with living benefit riders)	Y	N	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Columbia Management Investment Advisers, LLC
Variable Portfolio - Managed Volatility Conservative Fund (Class 2) (Available only for Current Contracts with living benefit riders)	Y	N	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Columbia Management Investment Advisers, LLC
Variable Portfolio - Managed Volatility Conservative Growth Fund (Class 2) (Available only for Current Contracts with living benefit riders)	Y	N	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Columbia Management Investment Advisers, LLC
Variable Portfolio - Managed Volatility Growth Fund (Class 2) (Available only for Current Contracts with living benefit riders)	Y	N	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Columbia Management Investment Advisers, LLC
Variable Portfolio - Managed Volatility Moderate Growth Fund (Class 2) (Available only for Current Contracts with living benefit riders)	Y	N	Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Columbia Management Investment Advisers, LLC
Variable Portfolio - Moderate Portfolio (Class 2)	Y	Y	Seeks to provide a high level of total return that is consistent with a moderate level of risk.	Columbia Management Investment Advisers, LLC
Variable Portfolio - Moderate Portfolio (Class 4)	Y	Y	Seeks to provide a high level of total return that is consistent with a moderate level of risk.	Columbia Management Investment Advisers, LLC
Variable Portfolio - Moderately Aggressive Portfolio (Class 2)	Y	Y	Seeks to provide a high level of total return that is consistent with a moderately aggressive level of risk.	Columbia Management Investment Advisers, LLC
Variable Portfolio - Moderately Aggressive Portfolio (Class 4)	Y	Y	Seeks to provide a high level of total return that is consistent with a moderately aggressive level of risk.	Columbia Management Investment Advisers, LLC

28    RiverSource Signature Select Variable Annuity — Prospectus

Investing In	Available under contracts with applications signed on or after May 1, 2007	Available under contracts with applications signed prior to May 1, 2007	Investment Objective and Policies	Investment Adviser
Variable Portfolio - Moderately Conservative Portfolio (Class 2)	Y	Y	Seeks to provide a high level of total return that is consistent with a moderately conservative level of risk.	Columbia Management Investment Advisers, LLC
Variable Portfolio - Moderately Conservative Portfolio (Class 4)	Y	Y	Seeks to provide a high level of total return that is consistent with a moderately conservative level of risk.	Columbia Management Investment Advisers, LLC
Variable Portfolio - Partners Small Cap Value Fund (Class 3)	Y	Y	Seeks to provide shareholders with long-term capital appreciation.	Columbia Management Investment Advisers, LLC, adviser; Jacobs Levy Equity Management, Inc., Nuveen Asset Management, LLC and Segall Bryant & Hamill, LLC, subadvisers.
Variable Portfolio - U.S. Flexible Conservative Growth Fund (Class 2) (Available only for Current Contracts with living benefit riders)	Y	N	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Columbia Management Investment Advisers, LLC
Variable Portfolio - U.S. Flexible Growth Fund (Class 2) (Available only for Current Contracts with living benefit riders)	Y	N	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Columbia Management Investment Advisers, LLC
Variable Portfolio - U.S. Flexible Moderate Growth Fund (Class 2) (Available only for Current Contracts with living benefit riders)	Y	N	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Columbia Management Investment Advisers, LLC
Wanger International	Y	Y	Seeks long-term capital appreciation.	Columbia Wanger Asset Management, LLC
Wanger USA	Y	Y	Seeks long-term capital appreciation.	Columbia Wanger Asset Management, LLC

RiverSource Signature Select Variable Annuity — Prospectus    29

The Guarantee Period Accounts (GPAs)
The GPAs may not be available in some states.
Currently, unless you have elected one of the optional living benefit riders, you may allocate purchase payments to one or more of the GPAs with guarantee periods declared by us. These periods of time may vary by state. The required minimum investment in each GPA is $1,000.
(Exception: if a PN program model portfolio includes one or more GPAs, the required minimum investment does not apply.)
These accounts are not offered after the annuitization start date.
Each GPA pays an interest rate that is declared when you make an allocation to that account. Interest is credited daily. That interest rate is then fixed for the guarantee period that you chose. We will periodically change the declared interest rate for any future allocations to these accounts, but we will not change the rate paid on money currently in a GPA. The GPA interests under the contracts are registered with the SEC (File No.333-210988). The SEC staff reviews the disclosures in this prospectus on the GPA interests.
The interest rates that we will declare as guaranteed rates in the future are determined by us at our discretion (future rates). These rates generally will be based on various factors related to future investment earnings. We cannot predict nor can we guarantee what future rates will be.
We hold amounts you allocate to the GPAs in a “nonunitized” separate account. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the GPAs. We own the assets of this separate account as well as any favorable investment performance of those assets. You do not participate in the performance of the assets held in this separate account. We guarantee all benefits relating to your value in the GPAs. This guarantee is based on the continued claims-paying ability of the company’s general account. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance and financial products as well, and we also pay our obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.
We intend to construct and manage the investment portfolio relating to the separate account in such a way as to minimize the impact of fluctuations by interest rates. We seek to achieve this by constructing a portfolio of assets with a price sensitivity to interest rate changes (i.e., price duration) that is similar to the price duration of the corresponding portfolio of liabilities.
We must invest this portfolio of assets in accordance with requirements established by applicable state laws regarding the nature and quality of investments that life insurance companies may make and the percentage of their assets that they may commit to any particular type of investment. Our investment strategy will incorporate the use of a variety of debt instruments having price durations tending to match the applicable guarantee periods. These instruments include, but are not necessarily limited to, the following:
•	Securities issued by the U.S. government or its agencies or instrumentalities, which issues may or may not be guaranteed by the U.S. government;
•	Debt securities that have an investment grade, at the time of purchase, within the four highest grades assigned by any of three nationally recognized rating agencies — Standard & Poor’s, Moody’s Investors Service or Fitch — or are rated in the two highest grades by the National Association of Insurance Commissioners;
•	Other debt instruments which are unrated or rated below investment grade, limited to 10% of assets at the time of purchase; and
•	Real estate mortgages, limited to 45% of portfolio assets at the time of acquisition.
In addition, options and futures contracts on fixed income securities will be used from time to time to achieve and maintain appropriate investment and liquidity characteristics on the overall asset portfolio.
While this information generally describes our investment strategy, we are not obligated to follow any particular strategy except as may be required by federal law and Indiana and other state insurance laws.
Market Value Adjustment (MVA)
We will not apply an MVA to contract value you transfer or surrender out of the GPAs within 30 days before the end of the guarantee period. During this 30 day window, you may choose to start a new guarantee period of the same length, transfer the contract value from the specified GPA to a GPA of another length, transfer the contract value from the specified GPA to any of the subaccounts, the regular fixed account (Current Contract) or the one-year fixed account (Original Contract), or surrender the value from the specified GPA (all subject to applicable surrender and transfer provisions). If we do not receive any instructions by the end of your guarantee period, our current practice is to automatically transfer the contract value from the specified GPA into the shortest GPA term offered in your state. If no

30    RiverSource Signature Select Variable Annuity — Prospectus

GPAs are offered, we will transfer the value to the regular fixed account (Current Contract) or the one-year fixed account (Original Contract), if available. If the regular fixed account (Current Contract) or the one-year fixed account (Original Contract) is not available, we will transfer the value to the money market or cash management variable subaccount we designate.
We guarantee the contract value allocated to the GPAs, including the interest credited, if you do not make any transfers or surrenders from the GPAs prior to 30 days before the end of the guarantee period (30-day rule). At all other times, and unless one of the exceptions to the 30-day rule described below applies, we will apply an MVA if you surrender or transfer contract value from a GPA including surrenders under the SecureSource series of riders, the Guarantor Withdrawal Benefit for Life rider or the Guarantor Withdrawal Benefit, or you elect an annuity payout plan while you have contract value invested in a GPA. We will refer to these transactions as “early surrenders.” The application of an MVA may result in either a gain or loss of principal.
For the Current Contract, the 30-day rule does not apply and no MVA will apply to:
•	amounts surrendered under contract provisions that waive surrender charges for Hospital or Nursing Home Confinement and Terminal Illness Disability Diagnosis;
•	amounts transferred automatically under the PN program; and
•	amounts deducted for fees and charges.
•	Amounts we pay as death claims will not be reduced by any MVA.
For the Original Contract, the 30-day rule does not apply and no MVA will apply to:
•	transfers from a one-year GPA occurring under an automated dollar-cost averaging program or interest sweep strategy;
•	automatic rebalancing under any PN program model portfolio we offer which contains one or more GPAs. However, an MVA may apply if you transfer to a new PN program investment option;
•	amounts applied to an annuity payout plan while a PN program model portfolio containing one or more GPAs is in effect;
•	amounts deducted for fees and charges; or
•	amounts we pay as death claims.
When you request an early surrender, we adjust the early surrender amount by an MVA formula. The early surrender amount reflects the relationship between the guaranteed interest rate you are earning in your current GPA and the interest rate we are crediting on new GPAs that end at the same time as your current GPA.
The MVA is sensitive to changes in current interest rates. The magnitude of any applicable MVA will depend on our current schedule of guaranteed interest rates at the time of the surrender, the time remaining in your guarantee period and your guaranteed interest rate. The MVA is negative, zero or positive depending on how the guaranteed interest rate on your GPA compares to the interest rate of a new GPA for the same number of years as the guarantee period remaining on your GPA. This is summarized in the following table:
If your GPA rate is:	The MVA is:
Less than the new GPA rate + 0.10%	Negative
Equal to the new GPA rate + 0.10%	Zero
Greater than the new GPA rate + 0.10%	Positive
For examples, see Appendix A.

RiverSource Signature Select Variable Annuity — Prospectus    31

The General Account
The general account includes all assets owned by RiverSource Life, other than those in the variable account and our other separate accounts. Subject to applicable state law, we have sole discretion to decide how assets of the general account will be invested. The assets held in our general account support the guarantees under your contract including any death or living benefits offered under the contract. You should be aware that our general account is exposed to many of the same risks normally associated with a portfolio of fixed-income securities including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of annuities and financial instruments and products as well, and these obligations are satisfied from the assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account. The fixed account is supported by our general account that we make available under the contract.
The Fixed Account
Amounts allocated to the fixed account are part of our general account. For the Current Contract, the fixed account includes the regular fixed account and the Special DCA fixed account. For the Original Contract, the fixed account includes the one-year fixed account and the DCA fixed account. We credit interest on amounts you allocate to the fixed account at rates we determine from time to time at our discretion. Interest rates credited in excess of the guaranteed rate generally will be based on various factors related to future investment earnings. The guaranteed minimum interest rate on amounts invested in the fixed account may vary by state but will not be lower than state law allows. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of RiverSource Life
The fixed account is not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account, however, disclosures regarding the fixed account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.
We have not registered interests in the fixed account as securities under the Securities Act of 1933 nor have any of these accounts been registered as investment companies under the Investment Company Act of 1940. We believe these options are exempt from registration under the federal securities laws because the underlying values do not vary according to the performance of a separate account and satisfy state standard non-forfeiture laws. Accordingly, we have a reasonable basis for concluding that the fixed account provides sufficient guarantees of principal and interest through the company’s general account to qualify under Section 3(a)(8) of the Securities Act of 1933.
The fixed account has not been registered with the SEC. Disclosures regarding the fixed account, however, are subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in a prospectus.
Current Contract:
(applications signed on or after Nov. 30, 2009, subject to state availability)
The Regular Fixed Account
Unless the PN program we offer is in effect, you may allocate purchase payments or transfer contract value to the regular fixed account. The value of the regular fixed account increases as we credit interest to the regular fixed account. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. The interest rate we apply to each purchase payment or transfer to the regular fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion, but your interest rate for each purchase payment or transfer will never change more frequently than annually. There are restrictions on transfers from this account and may be restrictions on the amount you can allocate to this account (see “Making the Most of Your Contract — Transfer policies”).
The Special DCA Fixed Account
You may allocate purchase payments to the Special DCA fixed account. You may not transfer contract value to the Special DCA fixed account.
You may allocate your entire purchase payment to the Special DCA fixed account for a term of six or twelve months. We reserve the right to offer shorter or longer terms for the Special DCA fixed account.
In accordance with your investment instructions, we transfer amounts from the Special DCA fixed account to the subaccounts or investment option you select under your living benefit rider monthly so that, at the end of the Special DCA fixed account term, the balance of the Special DCA fixed account is zero. The amount of each transfer equals the remaining Special DCA fixed account value on the date of the transfer divided by the number of remaining transfers in

32    RiverSource Signature Select Variable Annuity — Prospectus

the program. You may not change the amount of transfers. The first Special DCA monthly transfer occurs one day after we receive your payment. You may not use the regular fixed account or any GPA as a destination for the Special DCA monthly transfer. (Exception: if a PN program is in effect, and the PN program investment option you selected, if applicable, includes the regular fixed account or any GPA, amounts will be transferred from the Special DCA fixed account to the regular fixed account or GPA according to the allocation percentage established for the PN program investment option you have selected.)
The value of the Special DCA fixed account increases when we credit interest to the Special DCA fixed account, and decreases when we make monthly transfers from the Special DCA fixed account. When you allocate a purchase payment to the Special DCA fixed account, the interest rates applicable to that purchase payment will be the rates in effect for the Special DCA fixed account term you choose on the date we receive your purchase payment. The applicable interest rate is guaranteed for the length of the term for the Special DCA fixed account term you choose. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. We credit interest only on the declining balance of the Special DCA fixed account; we do not credit interest on amounts that have been transferred from the Special DCA fixed account. As a result, the net effective interest rates we credit will be less than the declared annual effective rates. Generally, we will credit the Special DCA fixed account with interest at the same annual effective rate we apply to the regular fixed account on the date we receive your purchase payment, regardless of the length of the term you select. From time to time, we may credit interest to the Special DCA fixed account at promotional rates that are higher than those we credit to the regular fixed account. We reserve the right to declare different annual effective rates:
•	for the Special DCA fixed account and the regular fixed account; and
•	for the Special DCA fixed accounts with terms of differing length.
Alternatively, you may allocate your purchase payment to any combination of the following which equals one hundred percent of the amount you invest:
•	the Special DCA fixed account for a six month term;
•	the Special DCA fixed account for a twelve month term;
•	the Portfolio Stabilizer or Portfolio Navigator fund if you have one of the optional living benefit riders;
•	unless you have elected one of the optional living benefit riders, to the regular fixed account, the GPAs and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the regular account and the GPAs.
Once you establish a Special DCA fixed account, you cannot allocate additional purchase payments to it. However, you may establish another Special DCA fixed account and allocate new purchase payments to it.
If you participate in a PN program, and you change to a different PN program investment option while a Special DCA fixed account term is in progress, we will allocate transfers from the Special DCA fixed account to your newly-elected PN program investment option.
If your contract permits, and you discontinue your participation in a PN program while a Special DCA fixed account term is in progress, we will allocate transfers from your Special DCA fixed account for the remainder of the term to the subaccounts in accordance with your current Special DCA fixed account allocation instructions. If your current Special DCA fixed account allocation instructions include a fund to which allocations are restricted and you do not provide new instructions, we will transfer prorated amounts to the valid portion of your allocation instruction.
You may discontinue any Special DCA fixed account before the end of its term by giving us notice. If you do so, we will transfer the remaining balance of the Special DCA fixed account to the Portfolio Stabilizer or Portfolio Navigator fund in which you are invested if a living benefit rider is selected, or if no living benefit rider is selected, in accordance with your investment instructions to us to the regular fixed account, the GPAs and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the regular fixed account and the GPAs, including but not limited to, any limitations described in this prospectus on transfers (see “Transfer policies”).
Dollar-cost averaging from the Special DCA fixed account does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. For a discussion of how dollar-cost averaging works, see “Making the Most of your Contract — Automated Dollar-Cost Averaging.”
Original Contract:
(applications signed prior to Nov. 30, 2009 or in states where the Current Contract was not available)
The One-Year Fixed Account
Unless the PN program we offer is in effect, you may allocate purchase payments or transfer contract value to the one-year fixed account. The value of the one-year fixed account increases as we credit interest to the one-year fixed account. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. We credit the one-year fixed account with the current guaranteed annual rate

RiverSource Signature Select Variable Annuity — Prospectus    33

that is in effect on the date we receive your purchase payment or you transfer contract value to the one-year fixed account. The interest rate we apply to each purchase payment or transfer to the one-year fixed account is guaranteed for one year. There are restrictions on the amount you can allocate to the one-year fixed account as well as on transfers from this account (see “Making the Most of Your Contract — Transfer policies”).
DCA Fixed Account
(Applies to contracts with applications signed on or after May 1, 2006 and if available in your state)
You may allocate purchase payments to the DCA fixed account. You may not transfer contract value to the DCA fixed account.
You may allocate your entire purchase payment to the DCA fixed account for a term of six or twelve months. We reserve the right to offer shorter or longer terms for the DCA fixed account.
In accordance with your investment instructions, we transfer a pro rata amount from the DCA fixed account to your investment allocations monthly so that, at the end of the DCA fixed account term, the balance of the DCA fixed account is zero. The first DCA monthly transfer occurs one day after we receive your payment.
The value of the DCA fixed account increases when we credit interest to the DCA fixed account, and decreases when we make monthly transfers from the DCA fixed account. When you allocate a purchase payment to the DCA fixed account, the interest rates applicable to that purchase payment will be the rates in effect for the DCA fixed account term you choose on the date we receive your purchase payment. The applicable interest rate is guaranteed for the length of the term for the DCA fixed account term you choose. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. We credit interest only on the declining balance of the DCA fixed account; we do not credit interest on amounts that have been transferred from the DCA fixed account. As a result, the net effective interest rates we credit will be less than the declared annual effective rates. Generally, we will credit the DCA fixed account with interest at the same annual effective rate we apply to the one-year fixed account on the date we receive your purchase payment, regardless of the length of the term you select. From time to time, we may credit interest to the DCA fixed account at promotional rates that are higher than those we credit to the one-year fixed account. We reserve the right to declare different annual effective rates:
•	for the DCA fixed account and the one-year fixed account;
•	for the DCA fixed accounts with terms of differing length;
•	for amounts in the DCA fixed account that are transferred to the one-year fixed account;
•	for amounts in the DCA fixed account that are transferred to the GPAs;
•	for amounts in the DCA fixed account that are transferred to the subaccounts.
Alternatively, you may allocate your purchase payment to any combination of the following which equals one hundred percent of the amount you invest:
•	the DCA fixed account for a six month term;
•	the DCA fixed account for a twelve month term;
•	the Portfolio Stabilizer or Portfolio Navigator fund, if you have one of the optional living benefit riders;
•	unless you have elected one of the optional living benefit riders, to the one-year fixed account, the GPAs and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the one-year fixed account and the GPAs.
If you make a purchase payment while a DCA fixed account term is in progress, you may allocate your purchase payment among the following:
•	to the DCA fixed account term(s) then in effect. Amounts you allocate to an existing DCA fixed account term will be transferred out of the DCA fixed account over the remainder of the term. For example, if you allocate a new purchase payment to an existing DCA fixed account term of six months when only two months remains in the six month term, the amount you allocate will be transferred out of the DCA fixed account over the remaining two months of the term;
•	to the Portfolio Stabilizer or Portfolio Navigator fund, if you have one of the optional living benefit riders;
•	unless you have elected one of the optional living benefit riders, then to the one-year fixed account, the GPAs and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the one-year fixed account and the GPAs.
If no DCA fixed account term is in progress when you make an additional purchase payment, you may allocate it according to the rules above for the allocation of your initial purchase payment.
If you participate in a PN program, and you change to a different PN program investment option while a DCA fixed account term is in progress, we will allocate transfers from the DCA fixed account to your newly-elected PN program investment option.

34    RiverSource Signature Select Variable Annuity — Prospectus

If your contract permits, and you discontinue your participation in a PN program investment option while a DCA fixed account term is in progress, we will allocate transfers from the DCA fixed account for the remainder of the term in accordance with your investment instructions to us to the one-year fixed account, the GPAs and the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the one-year fixed account and the GPAs, including but not limited to, any limitations described in this prospectus on transfers (see “Transfer policies”).
You may discontinue any DCA fixed account before the end of its term by giving us notice. If you do so, we will transfer the remaining balance of the DCA fixed account whose term you are ending to the PN program investment option in effect, or if no PN program investment option is in effect, in accordance with your investment instructions to us to the one-year fixed account, the GPAs and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the one-year fixed account and the GPAs, including but not limited to, any limitations described in this prospectus on transfers (see “Transfer policies”).
Dollar-cost averaging from the DCA fixed account does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. For a discussion of how dollar-cost averaging works, see “Making the Most of your Contract — Automated Dollar-Cost Averaging.”
Buying Your Contract
New contracts are not currently being offered.
We are required by law to obtain personal information from you which we used to verify your identity. If you do not provide this information we reserve the right to refuse to issue your contract or take other steps we deem reasonable. As the owner, you have all rights and may receive all benefits under the contract. You may select a qualified or nonqualified annuity. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. For the Current Contract, you can buy a contract if you are 85 or younger. For the Original Contract, you can buy a contract if you and the annuitant are age 85 or younger. (The age limit may be younger for qualified annuities in some states.)
When you applied, you could have selected:
Current Contract:
(applications signed on or after Nov. 30, 2009, subject to state availability)
•	GPAs, the regular fixed account (if included), the Special DCA fixed account and/or subaccounts in which you want to invest;
•	how you want to make purchase payments;
•	a beneficiary;
•	the optional PN program(1); and
•	one of the following optional death benefits:
–	MAV Death Benefit;
–	5% Accumulation Death Benefit; or
–	Enhanced Death Benefit.
•	one of the following additional optional death benefits:
–	Benefit Protector Death Benefit rider(2); or
–	Benefit Protector Plus Death Benefit rider(2).
In addition, you could have also selected one of the following optional living benefits:
•	SecureSource Stages 2 riders;
•	SecureSource Stages riders;
•	Accumulation Protector Benefit rider
The Current Contract provides for allocation of purchase payments to the GPAs, the regular fixed account, the Special DCA fixed account and/or the subaccounts of the variable account subject to the $1,000 required minimum investment for the GPAs. We currently allow you to allocate the total amount of purchase payment to the regular fixed account. We reserve the right to limit purchase payment allocations to the regular fixed account at any time on a non-discriminatory basis with notification, subject to state restrictions. You cannot allocate purchase payments to the fixed account for six months following a partial surrender from the fixed account, a lump sum transfer from the regular fixed account, or termination of automated transfers from the Special DCA fixed account prior to the end of the Special DCA fixed account term.

RiverSource Signature Select Variable Annuity — Prospectus    35

Original Contract:
(applications signed prior to Nov. 30, 2009 or in states where the Current Contract was not available)
•	GPAs, the one-year fixed account, if part of your contract, the DCA fixed account if part of your contract and/or subaccounts in which you want to invest;
•	how you want to make purchase payments;
•	a beneficiary;
•	the optional PN program(1); and
•	one of the following optional death benefits:
–	MAV Death Benefit;
–	5% Accumulation Death Benefit; or
–	Enhanced Death Benefit.
•	one of the following additional optional death benefits:
–	Benefit Protector Death Benefit rider(2); or
–	Benefit Protector Plus Death Benefit rider(2).
In addition, if available in your state, could have also selected one of the following optional living benefits:
•	SecureSource 20 riders;
•	SecureSource riders;
•	Accumulation Protector Benefit rider;
•	Guarantor Withdrawal Benefit for Life rider;
•	Guarantor Withdrawal Benefit rider;
•	Income Assurer Benefit – MAV rider;
•	Income Assurer Benefit – 5% Accumulation Benefit Base rider; or
•	Income Assurer Benefit – Greater of MAV or 5% Accumulation Benefit Base rider.
(1)	There is no additional charge for this feature.
(2)	Not available with 5% Accumulation or Enhanced Death Benefit.
The Original Contract provides for allocation of purchase payments to the GPAs, the one-year fixed account (if part of your contract), the DCA fixed account (if part of your contract) and/or to the subaccounts of the variable account in even 1% increments subject to the $1,000 required minimum investment for the GPAs. The amount of any purchase payment allocated to the one-year fixed account in total cannot exceed 30% of the purchase payment. More than 30% of a purchase payment may be so allocated if you establish an automated dollar-cost averaging arrangement with respect to the purchase payment according to procedures currently in effect. We reserve the right to further limit purchase payment allocations to the one-year fixed account if the interest rate we are then crediting on new purchase payments allocated to the one-year fixed account is equal to the minimum interest rate stated in the contract.
For both the Current Contract and the Original Contract:
We will credit additional eligible purchase payments you make to your accounts on the valuation date we receive them. If we receive an additional purchase payment at our Service Center before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our Service Center at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.
You may make monthly payments to your contract under a Systematic Investment Plan (SIP). You must make an initial purchase payment of $10,000. Then, to begin the SIP, you will complete and send a form and your first SIP payment along with your application. There is no charge for SIP. You can stop your SIP payments at any time.
In most states, you may make additional purchase payments to nonqualified and qualified annuities until the annuitization start date.
Householding and delivery of certain documents
With your prior consent, RiverSource Life and its affiliates may use and combine information concerning accounts owned by members of the same household and provide a single paper copy of certain documents to that household. This householding of documents may include prospectuses, supplements, annual reports, semiannual reports and proxies. Your authorization remains in effect unless we are notified otherwise. If you wish to continue receiving multiple copies of these documents, you can opt out of householding by calling us at 1.866.273.7429. Multiple mailings will resume within 30 days after we receive your opt out request.

36    RiverSource Signature Select Variable Annuity — Prospectus

The Annuitization Start Date
For both the Current Contract and the Original Contract:
Annuity payouts begin on the annuitization start date. This means that the contract will be annuitized or converted to a stream of monthly payments. If your contract is annuitized, the contract goes into payout and only the annuity payout provisions continue. You will no longer have access to your contract value. This means that the death benefit and any optional benefits you have elected will end. When we processed your application, we established the maximum age then in effect (or contract anniversary if applicable). Unless otherwise elected by you, all annuitization start dates are now automatically set to the maximum age of 95 now in effect. You can also change the annuitization start date, provided you send us written instructions at least 30 days before annuity payouts begin.
The annuitization start date must be:
•	no earlier than the 30th day after the contract’s effective date; and no later than
•	the owner’s 95th birthday or the tenth contract anniversary, if later,
•	or such other date as agreed to by us.
Six months prior to your annuitization start date, we will contact you with your options including the option to postpone your annuitization start date to a future date. You can choose to delay the annuitization of your contract to a date beyond age 95, to the extent allowed by applicable state law and tax laws.
If you do not make an election, annuity payouts using the contract’s default option of annuity payout Plan B – Life with 10 years certain will begin on the annuitization start date and your monthly annuity payments will continue for as long as the annuitant lives. If the annuitant does not survive 10 years, we will continue to make payments until 10 years of payments have been made. Some distributors require annuitization by age 95. In that case, the option to continue to defer the annuitization start date after age 95 is not available.
Generally, if you own a qualified annuity (for example, an IRA) and tax laws require that you take distributions from your annuity prior to your annuitization start date, your contract will not be automatically annuitized (subject to state requirement). However, if you choose, you can elect to request annuitization or take surrenders to meet your required minimum distributions.
Please see ”SecureSource Stages 2/SecureSource Stages/SecureSource 20 — Other Provisions" section regarding options under this rider at the annuitization start date.
Beneficiary
We will pay to your named beneficiary the death benefit if it becomes payable while the contract is in force and before the annuitization start date. If there is more than one beneficiary, we will pay each beneficiary’s designated share when we receive their completed claim. A beneficiary will bear the investment risk of the variable account until we receive the beneficiary’s completed claim. If there is no named beneficiary, the default provisions of your contract will apply. (See “Benefits in Case of Death” for more about beneficiaries.)
If you select one of the SecureSource series  – Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse can not utilize the spousal continuation provision of the contract when the death benefit is payable.
Purchase Payments
Purchase payment amounts and purchase payment timing may vary by state and be limited under the terms of your contract.
Minimum initial purchase payment
10,000
Minimum additional purchase payments
$50 for SIPs
$100 for all other payment types
Maximum total purchase payments (without our approval)
•	Current Contract:
(applications signed on or after Nov. 30, 2009, subject to state availability)
Maximum total purchase payments* based on your age on the effective date of the payment:
For the first year and total: through age 85	$1,000,000
age 86 or older	$0

RiverSource Signature Select Variable Annuity — Prospectus    37

For each subsequent year: through age 85	$100,000
age 86 or older	$0
•	Original Contract:
(applications signed prior to Nov. 30, 2009 or in states where the Current Contract was not available)
Maximum total purchase payments*
$1,000,000
Additional purchase payment restrictions for contracts with the Guarantor Withdrawal Benefit rider, Guarantor Withdrawal Benefit for Life rider, or SecureSource riders.
Effective Jan. 26, 2009, after initial purchase payments are received, limited additional purchase payments allowed for contracts with the Guarantor Withdrawal Benefit rider, Guarantor Withdrawal Benefit for Life rider, or SecureSource riders, subject to state restrictions. Initial purchase payments are: 1) payments received with the application, and 2) Tax Free Exchanges, rollovers, and transfers listed on the annuity application, paper work initiated within 30 days from the application signed date and received within 180 days from the application signed date.
For contracts issued in all states except those listed below, the only additional purchase payments that will be allowed on/after Jan. 26, 2009 are the maximum annual contribution permitted by the Code for qualified annuities.
For contracts issued in Florida, New Jersey, and Oregon, additional purchase payments to your variable annuity contract with the Guarantor Withdrawal Benefit rider, Guarantor Withdrawal Benefit for Life rider, or SecureSource riders will be limited to $100,000 for the life of your contract. The limit does not apply to initial purchase payments.
Additional purchase payment restrictions for the SecureSource Stages 2 riders, SecureSource Stages riders and SecureSource 20 riders
Effective Feb. 27, 2012, no additional purchase payments are allowed for contracts with SecureSource Stages 2 riders, SecureSource Stages riders and SecureSource 20 riders subject to certain exceptions listed below.
Certain exceptions apply and the following additional purchase payments will be allowed on or after Feb. 27, 2012:
a.	Current tax year contributions for TSAs and Custodial and investment only plans under Section 401(a) of the Code, up to the annual limit set by the IRS.
b.	Prior and current tax year contributions up to the annual limit set up by the IRS for any Qualified Accounts except TSAs and 401(a)s. This annual limit applies to IRAs, Roth IRAs and SEP plans.
We reserve the right to change these current rules any time, subject to state restrictions.
The riders also prohibit additional purchase payments while the rider is effective, if (1) you decline a rider fee increase, or (2) the Annual Lifetime Payment (ALP) is established and your contract value on an anniversary is less than four times the ALP. (For the purpose of this calculation only, the ALP is determined using percentage B, as described under “Optional Living Benefits — SecureSource Stages 2 Riders, SecureSource Stages Riders and SecureSource 20 Riders.”)
Additional purchase payment restrictions for the Accumulation Protector Benefit rider
Additional purchase payments are prohibited during the waiting period after the first 180 days immediately following the effective date of the Accumulation Protector Benefit rider.
For the Current Contract, additional purchase payments are also allowed within 180 days from the last contract anniversary if you exercise the elective step up option.
Subject to state restrictions, we reserve the right to change the above purchase payment limitations, including making further restrictions, upon written notice.
*	These limits apply in total to all RiverSource Life annuities you own unless a higher maximum applies to your contract. We reserve the right to waive or increase the maximum limit. For qualified annuities, the Code’s limits on annual contributions also apply. Additional purchase payments for inherited IRA contracts cannot be made unless the payment is IRA money inherited from the same decedent.

38    RiverSource Signature Select Variable Annuity — Prospectus

How to Make Purchase Payments
1 1 By letter
Send your check along with your name and contract number to:
RiverSource Life Insurance Company
829 Ameriprise Financial Center
Minneapolis, MN 55474
2 2 By SIP
Contact your investment professional to complete the necessary SIP paperwork.
Limitations on Use of Contract
If mandated by applicable law, including, but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner’s access to contract values or to satisfy other statutory obligations. Under these circumstances, we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate governmental authority or a court of competent jurisdiction.
Charges
Contract Administrative Charge
We charge this fee for establishing and maintaining your records. We deduct $40 from the contract value on your contract anniversary or, if earlier, when the contract is fully surrendered. We prorate this charge among the GPAs, the fixed account and the subaccounts in the same proportion your interest in each account bears to your total contract value. Some states also limit any contract charge that applies to the fixed account. For the Current Contract, we reserve the right to increase this charge after the first contract anniversary to a maximum of $50.
We will waive this charge when your contract value is $50,000 or more on the current contract anniversary. For the Current Contract, we reserve the right to charge up to $20 after the first contract anniversary for contracts with contract value of $50,000 or more.
If you take a full surrender from your contract, we will deduct the charge at the time of surrender regardless of the contract value. We cannot increase the annual contract administrative charge for the Original Contract. This charge does not apply to amounts applied to an annuity payment plan or to the death benefit (other than when deducted from the Full Surrender Value component of the death benefit for the Current Contract).
Variable Account Administrative Charge
We apply this charge daily to the subaccounts. It is reflected in the unit values of your subaccounts and it totals 0.15% of their average daily net assets on an annual basis. It covers certain administrative and operating expenses of the subaccounts such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. We cannot increase the variable account administrative charge.
Mortality and Expense Risk Fee
We charge these fees daily to the subaccounts. The unit values of your subaccounts reflect these fees. These fees cover the mortality and expense risk that we assume. These fees do not apply to the GPAs or the fixed account. We cannot increase these fees.
The mortality and expense risk fee you pay is determined by the death benefit guarantee in effect:
Current Contract:
(applications signed on or after Nov. 30, 2009, subject to state availability)
Mortality and expense risk fee
CV Death Benefit*	1.30%
ROPP Death Benefit	1.30
MAV Death Benefit	1.55
5% Accumulation Death Benefit	1.70

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Mortality and expense risk fee
Enhanced Death Benefit	1.75
*	CV Death Benefit is available only after an ownership change or spousal continuation if any owner or spouse who continues the contract is over age 85 and therefore cannot qualify for the ROPP death benefit.
Original Contract:
(applications signed prior to Nov. 30, 2009 or in states where the Current Contract was not available)
Mortality and expense risk fee
ROP Death Benefit	1.30%
MAV Death Benefit	1.50
5% Accumulation Death Benefit	1.65
Enhanced Death Benefit	1.70
Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific owner or annuitant lives and no matter how long our entire group of owners or annuitants live. If, as a group, owners or annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, owners or annuitants do not live as long as expected, we could profit from the mortality risk fee. We deduct the mortality risk fee from the subaccounts during the annuity payout period even if the annuity payout plan does not involve a life contingency.
Expense risk arises because we cannot increase the contract administrative charge for the Original Contract, we are limited on how much we can increase the contract administrative charge for the Current Contract, and we cannot increase the variable account administrative charge and these charges may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.
The subaccounts pay us the mortality and expense risk fee they accrued as follows:
•	first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;
•	then, if necessary, the funds redeem shares to cover any remaining fees payable.
We may use any profits we realize from the subaccounts’ payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge will cover sales and distribution expenses.
Surrender Charge
If you surrender all or part of your contract value before the annuitization start date, we may deduct a surrender charge. As described below, a surrender charge applies to each purchase payment you make. The surrender charge lasts for 7 years from the date of each purchase payment. (See “Expense Summary.”)
You may surrender an amount during any contract year without a surrender charge. We call this amount the total free amount (FA for the Current Contract, TFA for the Original Contract). Throughout this prospectus when we use the acronym FA, it includes TFA. The FA varies depending on whether your contract includes one of the SecureSource series of riders, the Guarantor Withdrawal Benefit for Life rider or the Guarantor Withdrawal Benefit rider:
Current Contract without SecureSource Stages rider
The FA is the greater of:
•	10% of the contract value on the prior contract anniversary, less any prior surrenders taken in the current contract year; or
•	current contract earnings.
During the first contract year, the FA is the greater of:
•	10% of all purchase payments applied prior to your surrender request, less any amounts surrendered prior to your surrender request that represent the FA; or
•	current contract earnings.

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Original Contract without SecureSource 20 rider, SecureSource rider, Guarantor Withdrawal Benefit for Life rider or Guarantor Withdrawal Benefit rider
The FA is the greater of:
•	10% of the contract value on the prior contract anniversary(1), less any prior surrenders taken in the current contract year; or
•	current contract earnings.
Current Contract with SecureSource Stages rider
The FA is the greatest of:
•	10% of the contract value on the prior contract anniversary, less any prior surrenders taken in the current contract year;
•	current contract earnings; or
•	the Remaining Annual Lifetime Payment (this amount will be zero during the waiting period).
During the first contract year, the FA is the greatest of:
•	10% of all purchase payments applied prior to your surrender request, less any amounts surrendered prior to your surrender request that represent the FA; or
•	current contract earnings.
Original Contract with SecureSource 20 rider, SecureSource rider or Guarantor Withdrawal Benefit for Life rider
The FA is the greatest of:
•	10% of the contract value on the prior contract anniversary(1), less any prior surrenders taken in the current contract year;
•	current contract earnings; or
•	the greater of the Remaining Benefit Payment or the Remaining Annual Lifetime Payment (for the SecureSource 20 rider, Remaining Benefit Payment and the Remaining Annual Lifetime Payment are zero during the waiting period).
Original Contract with Guarantor Withdrawal Benefit rider
The FA is the greatest of:
•	10% of the contract value on the prior contract anniversary(1), less any prior surrenders taken in the current contract year;
•	current contract earnings; or
•	the Remaining Benefit Payment.
(1)	We consider your initial purchase payment to be the prior contract anniversary’s contract value during the first contract year.
Amounts surrendered in excess of the FA may be subject to a surrender charge as described below.
A surrender charge will apply if the amount you surrender includes any of your prior purchase payments that are still within their surrender charge schedule. To determine whether your surrender includes any of your prior purchase payments that are still within their surrender charge schedule, we surrender amounts from your contract in the following order:
1.	First, we surrender the FA. Contract earnings are surrendered first, followed by purchase payments. We do not assess a surrender charge on the FA. We surrender payments that are considered part of the FA on a first-in, first-out (FIFO) basis for the Current Contract, and last-in, first-out (LIFO) basis for the Original Contract.
2.	Next, we surrender purchase payments received that are beyond the surrender charge period shown in your contract. We surrender these payments on a FIFO basis. We do not assess a surrender charge on these payments.
3.	Finally, we surrender any additional purchase payments received that are still within the surrender charge period shown in your contract. We surrender these payments on a FIFO basis. We do assess a surrender charge on these payments.
The amount of purchase payments surrendered is calculated using a prorated formula based on the percentage of contract value being surrendered. As a result, the amount of purchase payments surrendered may be greater than the amount of contract value surrendered.
We determine your surrender charge by multiplying each of your payments surrendered which could be subject to a surrender charge by the applicable surrender charge percentage (see “Expense Summary”), and then adding the total surrender charges.
For a partial surrender, we will determine the amount of contract value that needs to be surrendered, which after any surrender charge and any positive or negative market value adjustment, will equal the amount you request.

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Example: Each time you make a purchase payment under the contract, a surrender charge schedule attaches to that purchase payment. The surrender charge percentage for each purchase payment declines according to the surrender charge schedule shown in your contract. (The surrender charge percentages for the 7-Year surrender charge schedule are shown in a table in the “Expense Summary”.) For example, during the first two years after a purchase payment is made, the surrender charge percentage attached to that payment is 7%. The surrender charge percentage for that payment during the seventh year after it is made is 2%. At the beginning of the eighth year after that purchase payment is made, and thereafter, there is no longer a surrender charge as to that payment.
For an example, see Appendix B.
Waiver of surrender charges
We do not assess surrender charges for:
•	surrenders each year that represent the total free amount for that year;
•	required minimum distributions from a qualified annuity to the extent that they exceed the free amount. The amount on which surrender charges are waived can be no greater than the RMD amount calculated under your specific contract currently in force. (Please note that, if you are buying a new contract with inherited IRA money, we will not waive surrender charges for a five-year distribution and, therefore, if that option is selected, you should choose a surrender charge period that is no longer than the time remaining in the five-year period.);
•	amounts applied to an annuity payment plan (Exception: As described below, if you select annuity payout Plan E, and choose later to surrender the value of your remaining annuity payments, we will assess a surrender charge. )
•	surrenders made as a result of one of the “Contingent events” described below to the extent permitted by state law. For the Current Contract, waiver of surrender charges for Contingent events will not apply to Tax Free Exchanges, rollovers and transfers to another annuity contract;
•	amounts we refunded to you during the free look period; and
•	death benefits.
Current Contract:
Contingent events
•	Surrenders you make if you are confined to a hospital or nursing home and have been for the prior 60 days or confinement began within 30 days following a 60 day confinement period. Such confinement must begin after the contract issue date. Your contract will include this provision when you are under age 76 at contract issue. You must provide us with a letter containing proof satisfactory to us of the confinement as of the date you request the surrender. We must receive your surrender request no later than 91 days after your release from the hospital or nursing home. The amount surrendered must be paid directly to you.
•	Surrenders you make if you are disabled with a medical condition and are diagnosed in the second or later contract years with reasonable medical certainty, that the disability will result in death within 12 months or less from the date of the diagnosis. You must provide us with a licensed physician’s statement containing the terminal illness diagnosis, the expected date of death and the date the terminal illness was initially diagnosed. The amount surrendered must be paid directly to you.
Original Contract:
Contingent events
•	Surrenders you make if you or the annuitant are confined to a hospital or nursing home and have been for the prior 60 days. Your contract will include this provision when you and the annuitant are under age 76 at contract issue. You must provide proof satisfactory to us of the confinement as of the date you request the surrender.
•	Surrenders you make if you or the annuitant are diagnosed in the second or later contract years as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of the diagnosis. You must provide us with a licensed physician’s statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed.
Both Contracts:
Liquidation charge under Annuity Payout Plan E — Payouts for a specified period: If you are receiving variable annuity payments under this annuity payout plan, you can choose to surrender those payments. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% if the assumed investment return is 3.5% and 6.67% if the assumed investment return is 5%. The liquidation charge equals the present value of the remaining payouts using the assumed investment return minus the present value of the remaining payouts using the discount rate.

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Fixed Payouts: Surrender charge for Fixed Annuity Payout Plan E – Payouts for a specified period: If you are receiving annuity payments under this annuity payout plan, you can choose to take a surrender and surrender charge may apply.
A surrender charge will be assessed against the present value of any remaining guaranteed payouts surrendered. The discount rate we use in determining present values varies based on: (1) the contract value originally applied to the fixed annuitization; (2) the remaining years of guaranteed payouts; (3) the annual effective interest rate and periodic payment amount for new immediate annuities of the same duration as the remaining years of guaranteed payouts; and (4) the interest spread (currently 1.50%). If we do not currently offer immediate annuities, we will use rates and values applicable to new annuitizations to determine the discount rate.
Once the discount rate is applied and we have determined the present value of the remaining guaranteed payouts you surrendered, the present value determined will be multiplied by the surrender charge percentage in the table below and deducted from the present value to determine the net present value you will receive.
Number of Completed Years Since Annuitization	Surrender charge percentage
0	Not applicable*
1	5%
2	4
3	3
4	2
5	1
6 and thereafter	0
*We do not permit surrenders in the first year after annuitization.
We will provide a quoted present value (which includes the deduction of any surrender charge). You must then formally elect, in a form acceptable to us, to receive this value. The remaining guaranteed payouts following surrender will be reduced to zero.
Possible group reductions: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and surrender charges. However, we expect this to occur infrequently.
Optional Living Benefits Charges
Accumulation Protector Benefit Rider Fee
We deduct an annual charge from your contract value on your contract anniversary for this optional benefit only if you select it. The charge is percentage of the greater of your contract value or the minimum contract accumulation value. See tables below for the applicable percentage. For contract applications signed on or after May 3, 2010, we prorate this charge among all accounts and the subaccounts in the same proportion as your interest in each bears to your total contract value. For contract applications signed prior to June 1, 2009, the charge will be prorated among the GPAs, the one-year fixed account and the subaccounts. We will modify this prorated approach to comply with state regulations where necessary.
Once you elect the Accumulation Protector Benefit rider, you may not cancel it and the charge will continue to be deducted until the end of the waiting period. If the contract or rider is terminated for any reason, we will deduct the charge, adjusted for the number of calendar days coverage was in place since we last deducted the charge.
The Accumulation Protector Benefit rider charge will not exceed a maximum of 1.75%.
We may change the rider fee at our discretion and on a nondiscriminatory basis.
We will not change the Accumulation Protector Benefit rider fee in effect on your contract after the rider effective date unless:
(a)	you choose the annual elective step-up or elective spousal continuation step-up after we have exercised our rights to increase the rider fee; or
(b)	you change your PN program investment option after we have exercised our rights to increase the rider fee or vary the rider fee for each PN program investment option.
We exercised our right to increase the rider fee upon elective step-up or elective spousal continuation step-up and vary the fee depending on whether your contract value is invested in one of the Portfolio Navigator or Portfolio Stabilizer funds at the time of the elective step-up or spousal continuation step-up. You will pay the fee that is in effect on the valuation date we receive your written request to step-up. Currently, we waive our right to increase the fee for investment option changes. There is no assurance that we will not exercise our right in the future.

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If you request an elective step-up or the elective spousal continuation step-up, the fee that will apply to your rider will correspond to the fund in which you are invested at that time, as shown in the table below.
Current Contract:
For applications signed:	Maximum annual rider fee	Initial annual rider fee and annual rider fee for elective step-ups before 10/20/2012
05/03/2010 – 07/18/2010	1.75%	0.95%
07/19/2010 –10/03/2010	1.75%	1.10%
10/04/2010 – 12/31/2010	1.75%	1.50%
(Charged annually on the contract anniversary as a percentage of the contract value or the Minimum Contract Accumulation Value, whichever is greater.)
Current annual rider fees for elective step-up (including elective spousal continuation step-up) requests on/after 10/20/2012 are shown in the table below.
Elective step up date:	If invested in Portfolio Navigator fund at the time of step-up:	If invested in Portfolio Stabilizer fund at the time of step-up:
10/20/2012 – 11/ 17/2013	1.75%	n/a
11/18/2013 – 10/17/2014	1.75%	1.30%
10/18/2014 – 06/30/2016	1.60%	1.00%
07/01/2016 – 10/15/2018	1.75%	1.30%
10/16/2018 and later	1.40%	1.00%
Original Contract:
Contract purchase date:	Maximum annual rider fee	Initial annual rider fee and annual rider fee for elective step-ups before 04/29/2013
Prior to 01/26/2009	1.75%	0.55%
01/26/2009 – 05/31/2009	1.75%	0.80%
(Charged annually on the contract anniversary as a percentage of the contract value or the Minimum Contract Accumulation Value, whichever is greater.)
Current annual rider fees for elective step-up (including elective spousal continuation step-up) requests on/after 04/29/2013 are shown in the table below.
Elective step up date:	If invested in Portfolio Navigator fund at the time of step-up:	If invested in Portfolio Stabilizer fund at the time of step-up:
04/29/2013 – 11/17/2013	1.75%	n/a
11/18/2013 – 10/17/2014	1.75%	1.30%
10/18/2014 – 06/30/2016	1.60%	1.00%
07/01/2016 – 10/15/2018	1.75%	1.30%
10/16/2018 and later	1.40%	1.00%
If your annual rider fee changes during the contract year, on the next contract anniversary we will calculate an average rider fee that reflects the various different fees that were in effect that year, adjusted for the number of calendar days each fee was in effect.
Subject to the terms of your contract, we reserve the right to further increase the rider fees to the maximum limit provided by your rider and to vary the rider fees based on the fund you select.
The automatic step-up option available under your rider will not impact your rider fee.
Please see the “Optional Living Benefits — Accumulation Protector Benefit Rider” section for a full description and rules applicable to elective and automatic step-up options under your rider.
The charge does not apply after the annuitization start date.
SecureSource Stages 2 Rider Charge
We deduct an annual charge for this optional feature only if you select it. The current annual charges are:
•	SecureSource Stages 2 — Single Life rider, 0.95%

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•	SecureSource Stages 2 — Joint Life rider, 1.15%
The charge is based on the greater of the benefit base (BB) or the anniversary contract value, but not more than the maximum BB of $10,000,000.
We deduct the charge from your contract value on your contract anniversary. We prorate this charge among all accounts and subaccounts in the same proportion as your interest in each bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary.
Once you elect the SecureSource Stages 2 rider, you may not cancel it (except as described below), and the charge will continue to be deducted until the contract or rider is terminated or until the contract value reduces to zero. If the contract or rider is terminated for any reason, we will deduct the charge, adjusted for the number of calendar days coverage was in place since we last deducted the charge.
Currently the SecureSource Stages 2 rider fee does not vary with the PN program investment option selected; however, we reserve the right to vary the rider fee for each investment option. The SecureSource Stages 2 — Single Life rider fee will not exceed a maximum of 1.75%. The SecureSource Stages 2 — Joint Life rider fee will not exceed a maximum of 2.25%.
The following describes how your annual rider fee may increase:
1.	We may increase the annual rider fee at our discretion and on a nondiscriminatory basis. Your annual rider fee will increase if we declare an increase to the fee with written notice 30 days in advance except as described below. The new fee will be in effect on the date we declare in the written notice.
(A)	You can decline this increase and therefore all future fee increases if we receive your written request prior to the date of the fee increase, in which case you permanently relinquish:
(i)	all future annual step-ups, and for the Joint Life rider, spousal continuation step-ups,
(ii)	any ability to make additional purchase payments,
(iii)	any future rider credits, and the credit base (CB) will be permanently reset to zero,
(iv)	any increase to the lifetime payment percentage due to changing age bands on subsequent birthdays and rider anniversaries, and
(v)	the ability to change your investment option to one that is more aggressive than your current investment option. Any change to a less aggressive investment option will further limit the investment options available to the then current and less aggressive investment options.
(B)	You can terminate this rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase and if we receive your written request to terminate the rider prior to the date of the fee increase.
2.	Your annual rider fee may increase if you elect to change to a more aggressive investment option than your current investment option and if the new investment option has a higher current annual rider fee. The annual rider fees associated with the available investment option may change at our discretion, however these changes will not apply to this rider unless you change your current investment option to a more aggressive one. The new fee will be in effect on the valuation date we receive your written request to change your investment option. You cannot decline this type of fee increase. To avoid it, you must stay in the same investment option or move to a less aggressive one. Also, this type of fee increase does not allow you to terminate the rider.
If your rider fee increases, on the next contract anniversary, we will calculate an average rider fee, for the preceding contract year only, that reflects the various different fees that were in effect that year, adjusted for the number of calendar days each fee was in effect.
The fee does not apply after the annuitization start date.
SecureSource Rider Fee
We deduct a charge based on the greater of the contract anniversary value or the total Remaining Benefit Amount (RBA) for this optional feature only if you select it as follows:
Application signed date	Maximum annual rider fee	Initial annual rider fee
5/1/2007 – 5/31/2008, Single Life	1.50%	0.65%
5/1/2007 – 5/31/2008, Joint Life	1.75%	0.85%
6/1/2008 – 1/25/2009, Single Life	1.50%	0.75%
6/1/2008 – 1/25/2009, Joint Life	1.75%	0.95%
1/26/2009 and later, Single Life	2.00%	1.10%
1/26/2009 and later, Joint Life	2.50%	1.40%

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We deduct the charge from your contract value on your contract anniversary. We prorate this charge among the GPAs, the fixed account and the subaccounts in the same proportion as your interest in each bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary.
Once you elect a SecureSource rider, you may not cancel it and the charge will continue to be deducted until the contract or rider is terminated, or the contract value reduces to zero. If the contract or rider is terminated for any reason, we will deduct the charge from the proceeds payable adjusted for the number of calendar days coverage was in place since we last deducted the charge. If the RBA reduces to zero but the contract value has not been depleted, you will continue to be charged.
We may increase the rider fee at our discretion and on a nondiscriminatory basis. However, the rider fee will not exceed the maximum fees as shown in the table above.
We will not change the SecureSource rider fee in effect on your contract after the rider effective date unless:
(a)	you choose the annual elective step up or the elective spousal continuation step up after we have exercised our rights to increase the rider fee; or
(b)	you elect to change your PN program investment option after we have exercised our rights to increase the rider fee or vary the rider fee for each PN program investment option.
Effective Dec. 18, 2013, we exercised our right to increase the rider fee and vary the fee depending on the fund to which your contract value is invested. Beginning Dec. 18, 2013, if you:
•	request an elective step up or the elective spousal continuation step up, or
•	move to a Portfolio Navigator fund that is more aggressive than the Portfolio Navigator fund you are currently allocated to, the fee that will apply to your rider will correspond to the fund in which you are currently invested as shown in the table below.
If you move to a Portfolio Navigator fund that is less aggressive than the Portfolio Navigator fund you are currently allocated to, your fee will not increase and may decrease according to the table below.
		Portfolio Navigator funds
Application signed date	All Portfolio Stabilizer funds	Variable Portfolio – Conservative Portfolio (Class 2), (Class 4)	Variable Portfolio – Moderately Conservative Portfolio (Class 2), (Class 4)	Variable Portfolio – Moderate Portfolio (Class 2), (Class 4)	Variable Portfolio – Moderately Aggressive Portfolio (Class 2), (Class 4)	Variable Portfolio – Aggressive Portfolio (Class 2), (Class 4)
5/1/2007 – 5/31/2008, Single Life	0.65%	0.75%	0.75%	0.75%	0.90%	1.00%
5/1/2007 – 5/31/2008, Joint Life	0.85%	0.95%	0.95%	0.95%	1.10%	1.20%
6/1/2008 – 1/25/2009, Single Life	0.75%	0.85%	0.85%	0.85%	1.00%	1.10%
6/1/2008 – 1/25/2009, Joint Life	0.95%	1.05%	1.05%	1.05%	1.20%	1.30%
1/26/2009 and later, Single Life	1.10%	1.10%	1.10%	1.10%	1.20%	1.30%
1/26/2009 and later, Joint Life	1.40%	1.40%	1.40%	1.40%	1.50%	1.60%
On your next contract anniversary, if your contract value is allocated to a fund subject to a fee increase, you will have 30 days following the anniversary to choose from the following:
1	Remain invested in your current Portfolio Navigator fund and elect to step up (when available) and lock in your contract gains. If you make this decision, your rider fee will increase.
2.	Move to one of the Portfolio Stabilizer funds. If you do this, your rider fee will not increase, but remember that you will lose your access to invest in the Portfolio Navigator funds.
3.	Do not elect a step up. You will not lock in contract gains, but your rider fee will stay the same.
During the 30 days following your contract anniversary, if your contract value is allocated to a fund subject to a fee increase, we will automatically process any available step up and lock in any contract gains, as well as reactivate automatic step ups, when contract value is transferred:
1.	to a Portfolio Stabilizer fund;
2.	to a less aggressive Portfolio Navigator fund that is not subject to a fee increase, if applicable; or
3.	to a more aggressive Portfolio Navigator fund.
The step up and lock in of any contract gains will occur as of the date of the transfer described above.

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Rider fees may increase or decrease as you move to various funds. Your fee will increase if you transfer your contract value to a more aggressive Portfolio Navigator fund with a higher fee. If you transfer to a less aggressive Portfolio Navigator fund or transfer to a Portfolio Stabilizer fund, your fee may decrease. Certain rider fees may not change depending on the fund in which your contract value is allocated.
We will notify you in writing about your opportunity to elect to step up (if eligible) and incur the higher rider fee or maintain your guaranteed amount at its current level and keep your rider fee the same. If you are subject to a fee increase, you will receive a letter from us approximately 30 days before your next annuity contract anniversary. This letter will describe the potential opportunity to elect a step up to increase your guaranteed income and how to make the election (if eligible). You will have a 30 day period beginning on your next contract anniversary to choose whether to step up and accept the fee increase. The Step up and new fee will be effective on the date we receive your request for the step up (Step up date).
For purposes of determining the duration of the “30 day window” following your contract anniversary to elect to step up or to transfer funds to lock in any available contract gains, the following will apply:
1.	the duration of your window is determined on a calendar day basis;
2.	under our current administrative process we will accept your request on the 31st calendar day if we receive it prior to the close of the NYSE; and
3.	if your window ends on a day the NYSE is closed, we must receive your request no later than the close of the NYSE on the preceding Valuation Date.
Each year, we will continue to provide you written notice of your options with respect to elective step ups and the fee increase until you are no longer subject to a fee increase. Once you have taken action that results in a higher fee, you will become eligible for automatic step ups under the rider.
Before you elect a step up resulting in an increased rider fee, you should carefully consider the benefit of the contract value gains you are locking-in and the increased rider fee compared to your other options including whether it is appropriate to consider moving to a fund with a lower corresponding rider fee.
Subject to the terms of your contract, we reserve the right to further increase the rider fee up to the maximum limit provided by your rider. Currently, the rider fee does not vary among the Portfolio Stabilizer funds, but we reserve the right to vary the fees among the Portfolio Stabilizer funds in the future.
If you choose the elective step up, the elective spousal continuation step up, or change your investment option after we have exercised our rights to increase the rider fee as described above, you will pay the fee that is in effect on the valuation date we receive your written request to step up or change your investment option. On the next contract anniversary, we will calculate an average rider fee, for the preceding contract year only, that reflects the various different charges that were in effect that year, adjusted for the number of calendar days each fee was in effect.
The charge does not apply after the annuitization start date.
For an example of how your fee will vary upon elective step up or spousal continuation step up, please see Appendix M.
SecureSource Stages Rider Fee
We deduct a charge for this optional feature only if you select it as follows:
•	SecureSource Stages – Single Life rider, 1.10%
•	SecureSource Stages – Joint Life rider, 1.35%
The fee is based on the greater of the benefit base (BB) or the anniversary contract value, but not more than the maximum BB of $10,000,000.
We deduct the charge from your contract value on your contract anniversary. We prorate this charge among all accounts and subaccounts in the same proportion as your interest in each bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary.
Once you elect the SecureSource Stages rider, you may not cancel it (except as described below), and the charge will continue to be deducted until the contract or rider is terminated, or the contract value reduces to zero. If the contract or rider is terminated for any reason, we will deduct the charge adjusted for the number of calendar days coverage was in place since we last deducted the charge.
Currently the SecureSource Stages rider fee does not vary with the PN program investment option selected; however, we reserve the right to vary the rider fee for each PN program investment option. The SecureSource Stages – Single Life rider fee will not exceed a maximum of 2.00%. The SecureSource Stages – Joint Life rider fee will not exceed a maximum of 2.50%.

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The following describes how your annual rider fee may increase:
1.	We may increase the annual rider fee at our discretion and on a nondiscriminatory basis. Your annual rider fee will increase if we declare an increase to the fee with written notice 30 days in advance except as described below. The new fee will be in effect on the date we declare in the written notice.
(A)	You can decline this increase and therefore all future fee increases if we receive your written request prior to the date of the fee increase, in which case you permanently relinquish:
(i)	all future annual step-ups, and for the Joint Life rider, spousal continuation step-ups, any ability to make additional purchase payments,
(ii)	any future rider credits, and the credit base (CB) will be permanently reset to zero,
(iii)	any increase to the lifetime payment percentage due to changing age bands on subsequent birthdays and rider anniversaries, and
(iv)	the ability to change your PN program investment option to one that is more aggressive than your current investment option. Any change to a less aggressive PN program investment option will further limit the PN program investment options available to the then current and less aggressive PN program investment options.
(B)	You can terminate this rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase and if we receive your written request to terminate the rider prior to the date of the fee increase.
2.	Your annual rider fee may increase if you elect to change to a more aggressive PN program investment option than your current PN program investment option and if the new PN program investment option has a higher current annual rider fee. The annual rider fees associated with the available PN program investment options may change at our discretion, however these changes will not apply to this rider unless you change your current PN program investment option to a more aggressive one. The new fee will be in effect on the valuation date we receive your written request to change your PN program investment option. You cannot decline this type of fee increase. To avoid it, you must stay in the same PN program investment option or move to a less aggressive model. Also, this type of fee increase does not allow you to terminate the rider.
If your annual rider fee increases, on the next contract anniversary, we will calculate an average rider fee, for the preceding contract year only, that reflects the various different fees that were in effect that year, adjusted for the number of calendar days each fee was in effect.
The charge does not apply after the annuitization start date.
SecureSource 20 Rider Fee
We deduct a charge based on the greater of the contract anniversary value or the total Remaining Benefit Amount (RBA) for this optional feature only if you select it as follows:
•	SecureSource 20 – Single Life rider, 1.25%;
•	SecureSource 20 – Joint Life rider, 1.55%.
We deduct the charge from your contract value on your contract anniversary. We prorate this charge among all accounts and subaccounts in the same proportion as your interest in each bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary.
Once you elect the SecureSource 20 rider, you may not cancel it (except as described below), and the charge will continue to be deducted until the contract or rider is terminated, or the contract value reduces to zero. If the contract or rider is terminated for any reason, we will deduct the charge from the proceeds payable adjusted for the number of calendar days coverage was in place since we last deducted the fee. If the RBA reduces to zero but the contract value has not been depleted, you will continue to be charged.
Currently the SecureSource 20 rider fee does not vary with the PN program investment option selected; however, we reserve the right to vary the rider fee for each PN program investment option. The SecureSource 20 – Single Life rider fee will not exceed a maximum charge of 2.00%. The SecureSource 20 – Joint Life rider fee will not exceed a maximum charge of 2.50%.
The following describes how your annual rider fee may increase:
1.	We may increase the annual rider fee at our discretion and on a nondiscriminatory basis. Your annual rider fee will increase if we declare an increase to the fee with written notice 30 days in advance except as described below. The new fee will be in effect on the date we declare in the written notice.

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(A)	You can decline this increase and therefore all future fee increases if we receive your written request prior to the date of the fee increase, in which case you permanently relinquish:
(i)	all future annual step-ups, and for the Joint Life rider, spousal continuation step-ups,
(ii)	any ability to make additional purchase payments,
(iii)	any pending increase to the ALP due to the 20% credit on the later of the third rider anniversary or the date the ALP is established, and
(iv)	the ability to change your PN program investment option to one that is more aggressive than your current one. Any change to a less aggressive PN program investment option will further limit the PN program investment options available to the then current and less aggressive PN program model portfolios or investment options.
(B)	You can terminate this rider if your annual rider fee increase after any increase is more than 0.25 percentage points higher than your fee before the increase and if we receive your written request to terminate the rider prior to the date of the fee increase.
2.	Your annual rider fee may increase if you elect to change to a more aggressive PN program investment option than your current PN program investment options and if the new PN program investment option has a higher current annual rider fee. The annual rider fees associated with the available PN program model portfolios or investment options may change at our discretion, however these changes will not apply to this rider unless you change your current PN program investment option to a more aggressive one. The new fee will be in effect on the valuation date we receive your written request to change your PN program investment option. You cannot decline this type of fee increase. To avoid it, you must stay in the same PN program investment option or move to a less aggressive PN program investment option. Also, this type of fee increase does not allow you to terminate the rider.
If your annual rider fee increases, on the next contract anniversary, we will calculate an average rider fee, for the preceding contract year only, that reflects the various different fees that were in effect that year, adjusted for the number of calendar days each fee was in effect.
The charge does not apply after the annuitization start date.
Guarantor Withdrawal Benefit for Life Rider Fee(1)
We deduct an annual charge based on the greater of the contract anniversary value or the total Remaining Benefit Amount (RBA) for this optional feature only if you select it. The initial fee is 0.65%. We deduct the charge from your contract value on your contract anniversary. We prorate this charge among the GPAs, the one-year fixed account and the subaccounts in the same proportion as your interest in each bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary.
Once you elect the Guarantor Withdrawal Benefit for Life rider, you may not cancel it and the charge will continue to be deducted until the contract is terminated, the contract value reduces to zero. If the contract is terminated for any reason or on the annuitization start date, we will deduct the charge from the proceeds payable adjusted for the number of calendar days coverage was in place since we last deducted the fee. If the RBA goes to zero but the contract value has not been depleted, you will continue to be charged.
The Guarantor Withdrawal Benefit for Life rider charge will not exceed a maximum fee of 1.50%.
We may increase the rider fee at our discretion and on a nondiscriminatory basis.
We will not change the Guarantor Withdrawal Benefit for Life rider fee in effect on your contract after the rider effective date unless:
(a)	you choose the annual elective step up or the elective spousal continuation step up after we have exercised our rights to increase the rider fee; or
(b)	you elect to change your PN program investment option after we have exercised our rights to increase the rider fee or vary the rider fee for each PN program investment option.
Effective Dec. 18, 2013, we exercised our right to increase the rider fee and vary the fee depending on the fund to which your contract value is invested. Beginning Dec. 18, 2013, if you:
•	request an elective step up or the elective spousal continuation step up, or
•	move to a Portfolio Navigator fund that is more aggressive than the Portfolio Navigator fund you are currently allocated to, the fee that will apply to your rider will correspond to the fund in which you are currently invested as shown in the table below.
(1)	See disclosure in Appendix I.

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If you move to a Portfolio Navigator fund that is less aggressive than the Portfolio Navigator fund you are currently allocated to, your fee will not increase and may decrease according to the table below.
Fund name	Maximum annual rider fee	Current annual rider fee as of 12/18/13
Portfolio Stabilizer funds	1.50%	0.65%
Portfolio Navigator funds:
Variable Portfolio – Conservative Portfolio (Class 2), (Class 4)	1.50%	0.80%
Variable Portfolio – Moderately Conservative Portfolio (Class 2), (Class 4)	1.50%	0.80%
Variable Portfolio – Moderate Portfolio (Class 2), (Class 4)	1.50%	0.80%
Variable Portfolio – Moderately Aggressive Portfolio (Class 2), (Class 4)	1.50%	0.95%
Variable Portfolio – Aggressive Portfolio (Class 2), (Class 4)	1.50%	1.10%
On your next contract anniversary, if your contract value is allocated to a fund subject to a fee increase, you will have 30 days following the anniversary to choose from the following:
1.	Remain invested in your current Portfolio Navigator fund and elect to step up (when available) and lock in your contract gains. If you make this decision, your rider fee will increase.
2.	Move to one of the Portfolio Stabilizer funds. If you do this, your rider fee will not increase, but remember that you will lose your access to invest in the Portfolio Navigator funds.
3.	Do not elect a step up, if eligible. You will not lock in contract gains, but your rider fee will stay the same.
During the 30 days following your contract anniversary, if your contract value is allocated to a fund subject to a fee increase, we will automatically process any available step up and lock in any contract gains, as well as reactivate automatic step ups, when contract value is transferred:
1.	to a Portfolio Stabilizer fund;
2.	to a less aggressive Portfolio Navigator fund that is not subject to a fee increase, if applicable; or
3.	to a more aggressive Portfolio Navigator fund.
The step up and lock in of any contract gains will occur as of the date of the transfer described above.
Rider fees may increase or decrease as you move to various funds. Your fee will increase if you transfer your contract value to a more aggressive Portfolio Navigator fund with a higher fee. If you transfer to a less aggressive Portfolio Navigator fund or transfer to a Portfolio Stabilizer fund, your fee may decrease. Certain rider fees may not change depending on the fund in which your contract value is allocated.
We will notify you in writing about your opportunity to elect to step up (if eligible) and incur the higher rider fee or maintain your guaranteed amount at its current level and keep your rider fee the same. If you are subject to a fee increase, you will receive a letter from us approximately 30 days before your next annuity contract anniversary. This letter will describe the potential opportunity to elect a step up to increase your guaranteed income and how to make the election if eligible. You will have a 30 day period beginning on your next contract anniversary to choose whether to step up and accept the fee increase. The step up and new fee will be effective on the date we receive your request for the step up (Step up date).
For purposes of determining the duration of the “30 day window” following your contract anniversary to elect to step up or to transfer funds to lock in any available contract gains, the following will apply:
1.	the duration of your window is determined on a calendar day basis;
2.	under our current administrative process we will accept your request on the 31st calendar day if we receive it prior to the close of the NYSE; and
3.	if your window ends on a day the NYSE is closed, we must receive your request no later than the close of the NYSE on the preceding Valuation Date.
Each year, we will continue to provide you written notice of your options with respect to elective step ups and the fee increase until you are no longer subject to a fee increase. Once you have taken action that results in a higher fee, you will become eligible for automatic step ups under the rider.
Before you elect a step up resulting in an increased rider fee, you should carefully consider the benefit of the contract value gains you are locking-in and the increased rider fee compared to your other options including whether it is appropriate to consider moving to a fund with a lower corresponding rider fee.
Subject to the terms of your contract, we reserve the right to further increase the rider fee up to the maximum limit provided by your rider. Currently, the rider fee does not vary among the Portfolio Stabilizer funds, but we reserve the right to vary the fees among the Portfolio Stabilizer funds in the future.

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If you choose the elective step up, the elective spousal continuation step up, or change your investment option after we have exercised our rights to increase the rider fee as described above, you will pay the fee that is in effect on the valuation date we receive your written request to step up or change your investment option. On the next contract anniversary, we will calculate an average fee, for the preceding contract year only, that reflects the various different charges that were in effect that year, adjusted for the number of calendar days each fee was in effect.
The charge does not apply after the annuitization start date.
For an example of how your fee will vary upon elective step up or spousal continuation step up, please see Appendix P.
Guarantor Withdrawal Benefit Rider Fee(1)
This fee information applies to both Rider A and Rider B unless otherwise noted.
We deduct an annual charge based on contract value for this optional feature only if you select it. The initial fee is 0.55%. We deduct the charge from your contract value on your contract anniversary. We prorate this charge among the GPAs, the one-year fixed account and the subaccounts in the same proportion as your interest in each bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary.
Once you elect the Guarantor Withdrawal Benefit rider, you may not cancel it and the charge will continue to be deducted until the contract is terminated, the contract value reduces to zero. If the contract is terminated for any reason or on the annuitization start date, we will deduct the charge from the proceeds payable adjusted for the number of calendar days coverage was in place since we last deducted the fee. If the Remaining Benefit Amount (RBA) goes to zero but the contract value has not been depleted, you will continue to be charged.
The Guarantor Withdrawal Benefit rider fee will not exceed a maximum charge of 1.50%.
We may increase the rider fee at our discretion and on a nondiscriminatory basis.
We will not change the Guarantor Withdrawal Benefit rider fee in effect on your contract after the rider effective date unless:
(a)	you choose the annual elective step up or elective spousal continuation step up after we have exercised our rights to increase the rider fee; or
(b)	you elect to change your PN program investment option after we have exercised our rights to increase the rider fee or vary the rider fee for each PN program investment option.
Effective Dec. 18, 2013, we exercised our right to increase the rider fee and vary the fee depending on the fund to which your contract value is invested.
Beginning Dec. 18, 2013, if you:
•	request an elective step up or the elective spousal continuation step up, or
•	move to a Portfolio Navigator fund that is more aggressive than the Portfolio Navigator fund you are currently allocated to, the fee that will apply to your rider will correspond to the fund in which you are currently invested as shown in the table below.
If you move to a Portfolio Navigator fund that is less aggressive than the Portfolio Navigator fund you are currently allocated to, your fee will not increase and may decrease according to the table below.
Fund name	Maximum annual rider fee	Current annual rider fee as of 12/18/13
Portfolio Stabilizer funds	1.50%	0.55%
Portfolio Navigator funds:
Variable Portfolio – Conservative Portfolio (Class 2), (Class 4)	1.50%	0.70%
Variable Portfolio – Moderately Conservative Portfolio (Class 2), (Class 4)	1.50%	0.70%
Variable Portfolio – Moderate Portfolio (Class 2), (Class 4)	1.50%	0.70%
Variable Portfolio – Moderately Aggressive Portfolio (Class 2), (Class 4)	1.50%	0.85%
Variable Portfolio – Aggressive Portfolio (Class 2), (Class 4)	1.50%	1.00%
On your next contract anniversary after, if your contract value is allocated to a fund subject to a fee increase, you will have 30 days following the anniversary to choose from the following:
1.	Remain invested in your current Portfolio Navigator fund and elect to step up (when available) and lock in your contract gains. If you make this decision, your rider fee will increase.
(1)	See disclosure in Appendix J.

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2.	Move to one of the Portfolio Stabilizer funds. If you do this, your rider fee will not increase, but remember that you will lose your access to invest in the Portfolio Navigator funds.
3.	Do not elect a step up, if eligible. You will not lock in contract gains, but your rider fee will stay the same.
For the enhanced rider, if during the 30 days following your contract anniversary, your contract value is allocated to a fund subject to a fee increase, we will automatically process any available step up and lock in any contract gains, as well as reactivate automatic step ups, when contract value is transferred:
1.	to a Portfolio Stabilizer fund;
2.	to a less aggressive Portfolio Navigator fund that is not subject to a fee increase, if applicable; or
3.	to a more aggressive Portfolio Navigator fund.
For original riders, you must always elect to step up your rider values. The step up and lock in of any contract gains will occur as of the date of the transfer described above.
Rider fees may increase or decrease as you move to various funds. Your fee will increase if you transfer your contract value to a more aggressive Portfolio Navigator fund with a higher fee. If you transfer to a less aggressive Portfolio Navigator fund or transfer to a Portfolio Stabilizer fund, your fee may decrease. Certain rider fees may not change depending on the fund in which your contract value is allocated.
We will notify you in writing about your opportunity to elect to step up (if eligible) and incur the higher rider fee or maintain your guaranteed amount at its current level and keep your rider fee the same. For original riders or enhanced riders subject to a fee increase, you will receive a letter from us approximately 30 days before your next annuity contract anniversary. This letter will describe the potential opportunity to elect a step up to increase your guaranteed income and how to make the election if eligible. You will have a 30 day period beginning on your next contract anniversary to choose whether to step up and accept the fee increase. For enhanced riders and original riders with an application signed date on or after 4/29/2005, if approved in your state, the step up and new fee will be effective on the date we receive your request for the step up (Step up date). For original riders with an application signed date before 4/29/2005, the step up will be effective as of your contract anniversary and the fee for your rider will be the fee that was in effect for your current fund on the anniversary.
For purposes of determining the duration of the “30 day window” following your contract anniversary to elect to step up or to transfer funds to lock in any available contract gains, the following will apply:
1.	the duration of your window is determined on a calendar day basis;
2.	under our current administrative process we will accept your request on the 31st calendar day if we receive it prior to the close of the NYSE; and
3.	if your window ends on a day the NYSE is closed, we must receive your request no later than the close of the NYSE on the preceding Valuation Date.
Under the enhanced rider, each year, we will continue to provide you written notice of your options with respect to elective step ups and the fee increase until you are no longer subject to a fee increase. Once you have taken action that results in a higher fee, you will become eligible for automatic step ups under the rider.
Before you elect a step up resulting in an increased rider fee, you should carefully consider the benefit of the contract value gains you are locking-in and the increased rider fee compared to your other options including whether it is appropriate to consider moving to a fund with a lower corresponding rider fee.
Subject to the terms of your contract, we reserve the right to further increase the rider fee up to the maximum limit provided by your rider. Currently, the rider fee does not vary among the Portfolio Stabilizer funds, but we reserve the right to vary the fees among the Portfolio Stabilizer funds in the future.
If you choose the annual or spousal continuation elective step up or change your investment option after we have exercised our rights to increase the rider fee as described above, you will pay the fee that is in effect on the effective date of your step up or investment option change. On the next contract anniversary, we will calculate an average rider fee, for the preceding contract year only, that reflects the various different charges that were in effect that year, adjusted for the number of calendar days each fee was in effect.
The charge does not apply after the annuitization start date.
For an example of how your fee will vary upon elective step up or spousal continuation step up, please see Appendix P.
Income Assurer Benefit Rider Fee
We deduct a charge for this optional feature only if you selected it. We determine the charge by multiplying the guaranteed income benefit base by the charge for the Income Assurer Benefit rider you select. There are three Income Assurer Benefit rider options available under your contract (see “Optional Benefits — Income Assurer Benefit Riders”)

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and each has a different guaranteed income benefit base calculation. The charge for each Income Assurer Benefit rider is as follows:
	Maximum	Current
Income Assurer Benefit – MAV	1.50%	0.30% (1)
Income Assurer Benefit – 5% Accumulation Benefit Base	1.75	0.60 (1)
Income Assurer Benefit – Greater of MAV or 5% Accumulation Benefit Base	2.00	0.65 (1)
(1)	For applications signed prior to Oct. 7, 2004, the following current annual rider charges apply: Income Assurer Benefit – MAV — 0.55%, Income Assurer Benefit — 5% Accumulation Benefit Base — 0.70%; and Income Assurer Benefit – Greater of MAV or 5% Accumulation Benefit Base — 0.75%.
We deduct the charge from the contract value on your contract anniversary. We prorate this charge among the GPAs , the one-year fixed account and the subaccounts in the same proportion your interest in each account bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary. If the contract is terminated for any reason or on the annuitization start date, we will deduct the fee from the proceeds payable adjusted for the number of calendar days coverage was in place since we last deducted the fee.
Currently the Income Assurer Benefit rider fee does not vary with the PN program investment option selected; however, we reserve the right to increase this fee and/or vary the rider fee for each PN program investment option but not to exceed the maximum charges shown above. We cannot change the Income Assurer Benefit charge after the rider effective date, unless you change your PN program investment option after we have exercised our rights to increase the fee and/or charge a separate fee for each PN program investment option. If you choose to change your PN program investment option after we have exercised our rights to increase the rider fee, you will pay the fee that is in effect on the valuation date we receive your written request to change your PN program investment option. On the next contract anniversary, we will calculate an average rider fee, for the preceding contract year only, that reflects the various different charges that were in effect that year, adjusted for the number of calendar days each fee was in effect.
For an example of how each Income Assurer Benefit rider fee is calculated, see Appendix K.
Optional Death Benefit Charges
Benefit Protector Death Benefit Rider Fee
We deduct a charge for the optional feature only if you select it. If selected, we deduct 0.25% of your contract value on your contract anniversary. We prorate this charge among all accounts and subaccounts in the same proportion your interest in each account bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary.
For the Current Contract, on the annuitization start date and if the contract is terminated for any reason except your election to terminate the rider during the 30 day window after certain anniversaries, we will deduct the fee from the contract value adjusted for the number of calendar days coverage was in place during the contract year. For the Original Contract, on the annuitization start date and if the contract is terminated for any reason other than death, we will deduct the fee from the contract value adjusted for the number of calendar days coverage was in place since we last deducted the fee.
We cannot increase this annual charge after the rider effective date.
Benefit Protector Plus Death Benefit Rider Fee
We charge a fee for the optional feature only if you select it. If selected, we deduct 0.40% of your contract value on your contract anniversary. We prorate this fee among all accounts and subaccounts in the same proportion your interest in each account bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary.
For the Current Contract, on the annuitization start date and if the contract is terminated for any reason except your election to terminate the rider during the 30 day window after certain anniversaries, we will deduct the fee from the contract value adjusted for the number of calendar days coverage was in place during the contract year.
For the Original Contract, on the annuitization start date and if the contract is terminated for any reason other than death, we will deduct the fee from the contract value adjusted for the number of calendar days coverage was in place since we last deducted the fee.
We cannot increase this annual charge after the rider effective date.

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Fund Fees and Expenses
There are deductions from and expenses paid out of the assets of the funds that are described in the prospectuses for those funds.
Premium Taxes
Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was issued. Currently, we deduct any applicable premium tax on the annuitization start date, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a full surrender from your contract.
Valuing Your Investment
We value your accounts as follows:
GPAs
We value the amounts you allocate to the GPAs directly in dollars. The value of the GPAs equals:
•	the sum of your purchase payments and transfer amounts allocated to the GPAs;
•	plus interest credited;
•	minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out;
•	minus any prorated portion of the contract administrative charge; and
•	minus the prorated portion of the fee for any of the following optional benefits you have selected:
–	Accumulation Protector Benefit rider;
–	SecureSource series rider
–	Guarantor Withdrawal Benefit for Life rider;
–	Guarantor Withdrawal Benefit rider;
–	Income Assurer Benefit rider;
–	Benefit Protector rider; or
–	Benefit Protector Plus rider.
The Fixed Account
We value the amounts you allocate to the fixed account directly in dollars. The value of the fixed account equals:
•	Current Contract: the sum of your purchase payments allocated to the regular fixed account and the Special DCA fixed account, and transfer amounts to the regular fixed account (including any positive or negative MVA on amounts transferred from the GPAs);
•	Original Contract: the sum of your purchase payments allocated to the one-year fixed account (if included) and the DCA fixed account (if included), and transfer amounts to the one-year fixed account (including any positive or negative MVA on amounts transferred from the GPAs);
•	plus interest credited;
•	minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out;
•	minus any prorated portion of the contract administrative charge; and
•	minus the prorated portion of the fee for any of the following optional benefits you have selected:
–	Accumulation Protector Benefit rider;
–	SecureSource series rider
–	Guarantor Withdrawal Benefit for Life rider;
–	Guarantor Withdrawal Benefit rider;
–	Income Assurer Benefit rider;
–	Benefit Protector rider; or
–	Benefit Protector Plus rider.

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Subaccounts
We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial surrender; transfer amounts out of a subaccount; or we assess a contract administrative charge, a surrender charge, or fee for any optional contract riders with annual charges (if applicable).
The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses.
Here is how we calculate accumulation unit values:
Number of units: To calculate the number of accumulation units for a particular subaccount, we divide your investment by the current accumulation unit value.
Accumulation unit value: The current accumulation unit value for each subaccount equals the last value times the subaccount’s current net investment factor.
We determine the net investment factor by:
•	adding the fund’s current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
•	dividing that sum by the previous adjusted net asset value per share; and
•	subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.
Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.
Factors that affect subaccount accumulation units: Accumulation units may change in two ways — in number and in value.
The number of accumulation units you own may fluctuate due to:
•	additional purchase payments you allocate to the subaccounts;
•	transfers into or out of the subaccounts (including any positive or negative MVA on amounts transferred from the GPAs);
•	partial surrenders;
•	surrender charges;
and the deduction of a prorated portion of:
•	the contract administrative charge; and
•	the fee for any of the following optional benefits you have selected:
–	Accumulation Protector Benefit rider;
–	SecureSource series of riders;
–	Guarantor Withdrawal Benefit for Life rider;
–	Guarantor Withdrawal Benefit rider;
–	Income Assurer Benefit rider;
–	Benefit Protector rider; or
–	Benefit Protector Plus rider.
Accumulation unit values will fluctuate due to:
•	changes in fund net asset value;
•	fund dividends distributed to the subaccounts;
•	fund capital gains or losses;
•	fund operating expenses; and
•	mortality and expense risk fee and the variable account administrative charge.

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Making the Most of Your Contract
Automated Dollar-Cost Averaging
Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, for the Original Contract, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the one-year GPA or one-year fixed account to one or more subaccounts. Automated transfers are not available for GPA terms of two or more years. You can also obtain the benefits of dollar-cost averaging by setting up regular automatic SIP payments or by establishing an interest sweep strategy. Interest sweeps are a monthly transfer of the interest earned from the one-year GPA or one-year fixed account into the subaccounts of your choice. If you participate in an interest sweep strategy the interest you earn on the one-year GPA or one-year fixed account will be less than the annual interest rate we apply because there will be no compounding. For the Current Contract, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the regular fixed account to one or more subaccounts. You may not set up an automated transfer to or from the GPAs or set up an automated transfer to the regular fixed account. You can also obtain the benefits of dollar-cost averaging by setting up regular automatic SIP payments. The Current Contract does not allow an interest sweep strategy. There is no charge for dollar-cost averaging.
This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.
How dollar-cost averaging works
By investing an equal number of dollars each month		Month	Amount invested	Accumulation unit value	Number of units purchased
		Jan	$100	$20	5.00
		Feb	100	18	5.56
you automatically buy more units when the per unit market price is low		Mar	100	17	5.88
	→	Apr	100	15	6.67
		May	100	16	6.25
		Jun	100	18	5.56
		Jul	100	17	5.88
and fewer units when the per unit market price is high.		Aug	100	19	5.26
	→	Sept	100	21	4.76
		Oct	100	20	5.00
You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.
Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your investment professional.
Dollar-cost averaging as described in this section is not available when the PN program is in effect. However, subject to certain restrictions, dollar-cost averaging is available through the Special DCA fixed account (Current Contract) and the DCA fixed account (Original Contract). See the “Special DCA Fixed Account”, “DCA Fixed Account” and “Portfolio Navigator Program and Portfolio Stabilizer Funds” sections in this prospectus for details.
Asset Rebalancing
You can ask us in writing to automatically rebalance the subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. There is no charge for asset rebalancing. The contract value must be at least $2,000.
You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your investment professional.

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Different rules apply to asset rebalancing under the PN program (see “Portfolio Navigator Program and Portfolio Stabilizer Funds” below and “Appendix H — Asset Allocation Program for Contracts with Applications Signed Before May 1, 2006”).
As long as you are not participating in a PN program, asset rebalancing is available for use with the Special DCA fixed account (Current Contract) and the DCA fixed account (Original Contract) (see “Special DCA Fixed Account” and “DCA Fixed Account”) only if your subaccount allocation for asset rebalancing is exactly the same as your subaccount allocation for transfers from the Special DCA fixed account and the DCA fixed account. If you change your subaccount allocations under the asset rebalancing program or the Special DCA fixed account and the DCA fixed account, we will automatically change the subaccount allocations so they match. If you do not wish to have the subaccount allocation be the same for the asset rebalancing program and the Special DCA fixed account and the DCA fixed account, you must terminate the asset rebalancing program or the Special DCA fixed account and the DCA fixed account, as you may choose.
Portfolio Navigator Program (PN program) and Portfolio Stabilizer Funds
PN Program. You are required to participate in the PN program if your contract includes optional living benefit riders. Under the PN program, your contract value is allocated to a PN program investment. The PN program investment options are currently five funds of funds, each of which invests in underlying funds in proportions that vary among the funds of funds in light of each fund of funds’ investment objective (“Portfolio Navigator funds”). The PN program is available for both nonqualified and qualified annuities.
The Portfolio Navigator funds. We offer the following Portfolio Navigator funds:
1.	Variable Portfolio – Aggressive Portfolio
2.	Variable Portfolio – Moderately Aggressive Portfolio
3.	Variable Portfolio – Moderate Portfolio
4.	Variable Portfolio – Moderately Conservative Portfolio
5.	Variable Portfolio – Conservative Portfolio
Each Portfolio Navigator fund is a fund of funds with the investment objective of seeking a high level of total return consistent with a certain level of risk, which it seeks to achieve by investing in various underlying funds.
For additional information about the Portfolio Navigator funds’ investment strategies, see the Funds’ prospectus.
If your contract does not include one of the living benefit riders, you may not participate in the PN program, but you may choose to allocate your contract value to one or more of the Portfolio Navigator funds.
Beginning November 18, 2013, if you have selected one of the SecureSource series riders, Guarantor Withdrawal Benefit for Life riders, Guarantor Withdrawal Benefit rider or Accumulation Protector Benefit rider, as an alternative to the Portfolio Navigator funds in the PN program, we have made available to you new funds, known as Portfolio Stabilizer funds.
The Portfolio Stabilizer funds. The Portfolio Stabilizer funds currently available are:
1.	Variable Portfolio – Managed Risk Fund (Class 2)(1)
2.	Variable Portfolio – Managed Risk U. S. Fund (Class 2)(1)
3.	Variable Portfolio – Managed Volatility Conservative Fund (Class 2)
4.	Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)
5.	Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)
6.	Variable Portfolio – Managed Volatility Growth Fund (Class 2)
7.	Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (2)
8.	Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (2)
9.	Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (2)
(1) Available to Current Contract owners effective Sept. 18, 2017.
(2) Available to Current Contract owners effective Nov. 14, 2016.
Each Portfolio Stabilizer fund has an investment objective of pursuing total return while seeking to manage the Fund’s exposure to equity market volatility.
For additional information about the Portfolio Stabilizer funds’ investment strategies, see the Funds’ prospectuses.
You may choose to remain invested in your current Portfolio Navigator fund, move to a different Portfolio Navigator fund, or move to a Portfolio Stabilizer fund. Your decision should be made based on your own individual investment objectives and financial situation and in consultation with your investment professional.

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Please note that if you are currently invested in a Portfolio Navigator fund as part of the PN program and choose to reallocate your contract value to the Portfolio Stabilizer funds, you will no longer have access to any of the Portfolio Navigator funds, but you may change to any of the other Portfolio Stabilizer funds, subject to the transfer limits applicable to your rider.
If your contract does not include the living benefit riders, you may not participate in the PN program, but you may choose to allocate your contract value to one or more of the Portfolio Navigator funds. You should review any PN program, Portfolio Navigator funds and Portfolio Stabilizer funds information, including the funds’ prospectus, carefully. Your investment professional can provide you with additional information and can answer questions you may have on the PN program, Portfolio Navigator funds and Portfolio Stabilizer funds.
The PN program static model portfolios. If you have chosen to remain invested in a “static” PN program model portfolio investment option, your assets will remain invested in accordance with your current model portfolio, and you will not be provided with any updates to the model portfolio or reallocation recommendations. (The last such reallocation recommendation was provided in 2009.) Each model portfolio consists of underlying funds and/or any GPAs (if included) according to the allocation percentages stated for the model portfolio. If you are participating in the PN program through a model portfolio, you instruct us to automatically rebalance your contract value quarterly in order to maintain alignment with these allocation percentages.
Special rules apply to the GPAs if they are included in a model portfolio. Under these rules:
•	no MVA will apply when rebalancing occurs within a specific model portfolio (but an MVA may apply if you elect to transfer to a fund of funds);
•	no MVA will apply when you elect an annuity payout plan while your contract value is invested in a model portfolio. (See “Guarantee Period Accounts — Market Value Adjustment.”)
If you choose to remain in a static model portfolio, the investments and investment styles and policies of the underlying funds in which your contract value is invested may change. Accordingly, your model portfolio may change so that it is no longer appropriate for your needs, even though your allocations to underlying funds do not change. Furthermore, the absence of periodic updating means that existing underlying funds will not be replaced as may be appropriate due to poor performance, changes in management personnel, liquidation, merger or other factors. Your investment professional can help you determine whether your continued investment in a static model portfolio is appropriate for you.
Investing in the Portfolio Stabilizer funds, the Portfolio Navigator funds and PN static model portfolios (the Funds). You are responsible for determining which investment option is best for you. Currently, the PN program includes five Portfolio Navigator funds (and under the previous PN program, five static model portfolios investment options), with risk profiles ranging from conservative to aggressive in relation to one another. There are four Portfolio Stabilizer funds currently available to the Original Contracts (applications signed prior to Nov. 30, 2009).  If you have an Original Contract and your contract includes a living benefit rider you may only invest in one Portfolio Stabilizer or Portfolio Navigator fund at a time.  If you have a Current Contract with a living benefit rider and you are invested in the Portfolio Navigator fund, you may only invest in one Portfolio Navigator fund.  If you have a Current Contract with a living benefit rider and you are invested in the Portfolio Stabilizer fund, effective Nov. 14, 2016, this limitation will not apply and you may invest in more than one Portfolio Stabilizer fund at the time.
Your investment professional can help you determine which investment option most closely matches your investing style, based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. There is no guarantee that the investment option you select is appropriate for you based on your investment objectives and/or risk profile. We and Columbia Management are not responsible for your decision to select a certain investment option or your decision to transfer to a different investment option.
If you initially allocate qualifying purchase payments to the DCA fixed account  (Original Contract) or Special DCA fixed account (Current Contract), when available (see “The Special DCA Fixed Account” and “DCA Fixed Account”), and you are invested in the Portfolio Stabilizer funds or one of the Portfolio Navigator funds, we will make monthly transfers in accordance with your instructions from the DCA fixed account (Original Contract) or Special DCA fixed account (Current Contract), into the investment option or model portfolio you have chosen.
Before you decide to transfer contract value to the Portfolio Stabilizer funds, you and your investment professional should carefully consider the following:
•	Whether the Portfolio Stabilizer funds meet your personal investment objectives and/or risk tolerance.
•	Whether you would like to continue to invest in a Portfolio Navigator fund. If you decide to transfer your contract value to a Portfolio Stabilizer fund, you permanently lose your ability to invest in any of the Portfolio Navigator funds if you have a living benefit rider. If you decide to no longer invest your contract value in the Portfolio Stabilizer funds, your only option will be to terminate your contract by requesting a full surrender. Surrender charges and tax penalties may apply.

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•	Whether the total expenses associated with an investment in a Portfolio Stabilizer fund is appropriate for you. For total expenses associated with the rider, you should consider not only the variation of the rider fee, but also the variation in fees among the various funds. You should also consider your overall investment objective, as well as how total fees and your selected fund’s investment objective may impact the amount of any step up opportunities in the future.
If your contract includes a living benefit rider,  you may request a change to your Fund selection (or a transfer from your PN program static model portfolio to either a Portfolio Navigator fund or a Portfolio Stabilizer fund) up to two times per contract year by written request on an authorized form or by another method agreed to by us. Effective Sept. 18, 2017, Current Contract owners may request a change to Fund selection up to four times per contract year by written request on an authorized form or by another method agreed to by us. If you make such a change, we may charge you a higher fee for your rider. However, an initial transfer from a Portfolio Navigator fund to a Portfolio Stabilizer fund will not count toward the limit of two or four transfers per year. Current Contract owners may also set up asset rebalancing and change their percentage allocations, but those changes will count towards the four times per year limit. If your contract includes a SecureSource series rider, we reserve the right to limit the number of changes if required to comply with the written instructions of a fund (see “Market Timing”). If your contract includes the GWB for Life rider or SecureSource series rider, we reserve the right to limit the number of investment options from which you can select, subject to state restrictions. If you decide to annuitize your contract, your rider will terminate and you will no longer have access to the Portfolio Stabilizer funds. If your living benefit rider is terminated, you may remain invested in the Portfolio Stabilizer funds, but you will not be allowed to allocate future purchase payments or make transfers to these funds.
Substitution and modification. We reserve the right to add, remove or substitute Funds. We also reserve the right, upon notification to you, to close or restrict any Fund. Any change will apply to current allocations and/or to future payments and transfers. Any substitution of Funds may be subject to SEC or state insurance departments approval.
We reserve the right to change the terms and conditions of the PN program or to change the availability of the investment options upon written notice to you. This includes but is not limited to the right to:
•	limit your choice of investment options based on the amount of your initial purchase payment;
•	cancel required participation in the program after 30 days written notice;
•	substitute a fund of funds for your model portfolio, if applicable, if permitted under applicable securities law; and
•	discontinue the PN program after 30 days written notice.
Risks associated with the Funds. An investment in a Fund involves risk. Principal risks associated with an investment in a Fund may be found in the relevant Fund’s prospectus. There is no assurance that the Funds will achieve their respective investment objectives. In addition, there is no guarantee that the Fund’s strategy will have its intended effect or that it will work as effectively as is intended.
Investing in a Portfolio Navigator fund, Portfolio Stabilizer fund or PN program static model portfolio does not guarantee that your contract will increase in value nor will it protect in a decline in value if market prices fall. Depending on future market conditions and considering only the potential return on your investment in the Fund, you might benefit (or benefit more) from selecting alternative investment options.
For more information and a list of the risks associated with investing in the Funds, including volatility and volatility management risk associated with Portfolio Stabilizer funds, please consult the applicable Funds’ prospectuses and “The Variable Account and the Funds – Risks and Conflicts of Interest with Certain Funds Advised by Columbia Management” section in this prospectus.
Conflicts of interest. In providing investment advisory services for the Funds and the underlying funds in which those Funds respectively invest, Columbia Management is, together with its affiliates, including us, subject to competing interests that may influence its decisions.
For additional information regarding the conflicts of interest to which Columbia Management may be subject, see the Funds’ prospectuses and “The Variable Account and the Funds – Risks and Conflicts of Interest with Certain Funds Advised by Columbia Management” section in this prospectus.
Automatic reallocation after taking withdrawal. If you selected the SecureSource, SecureSource 20 or any SecureSource Stages riders, under the rules currently applicable to investments in the Portfolio Navigator funds, your contract value will be automatically reallocated to the Moderate option, Variable Portfolio — Moderate Portfolio once you begin taking withdrawals if the fund you are invested in is more aggressive. By contrast, under the rules applicable to investments in the Portfolio Stabilizer funds, your contract value will not automatically be reallocated to a more conservative investment option after you begin taking withdrawals.
Living benefits requiring participation in the PN program or investing in the Portfolio Stabilizer funds:
•	Accumulation Protector Benefit rider: You cannot terminate the Accumulation Protector Benefit rider. As long as the Accumulation Protector Benefit rider is in effect, your contract value must be invested in one of the PN program

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investment options or in one of the Portfolio Stabilizer funds. For contracts with applications signed on or after Jan. 26, 2009, you cannot select the Portfolio Navigator Aggressive investment option, or transfer to the Portfolio Navigator Aggressive investment option while the rider is in effect. The Accumulation Protector Benefit rider automatically ends at the end of the waiting period and you then have the option to cancel your participation in the PN program. At all other times, if you do not want to invest in any of the PN program investment options or the Portfolio Stabilizer funds, you must terminate your contract by requesting a full withdrawal. Withdrawal charges and tax penalties may apply.
•	SecureSource series or Guarantor Withdrawal Benefit for Life rider: The SecureSource series rider or the Guarantor Withdrawal Benefit for Life rider requires that your contract value be invested in one of the PN program investment options or in the Portfolio Stabilizer funds, for the life of the contract. Subject to state restrictions, we reserve the right to limit the number of investment options from which you can select based on the dollar amount of purchase payments you make. Because you cannot terminate the SecureSource series rider or the Guarantor Withdrawal Benefit for Life rider once you have selected it, you must terminate your contract by requesting a full surrender if you do not want to invest in any of the PN program investment options or the Portfolio Stabilizer funds. Surrender charges and tax penalties may apply.
Living benefit requiring participation in the PN program:
•	Income Assurer Benefit rider: The Income Assurer Benefit rider requires that your contract value be invested in one of the PN program investment options for the life of the contract. You can terminate the Income Assurer Benefit rider during the 30-day period after the first rider anniversary and at any time after the expiration of the waiting period. At all other times you cannot terminate the Income Assurer Benefit rider once you have selected it and you must terminate your contract by requesting a full surrender if you do not want to invest in any of the PN program investment options. Surrender charges and tax penalties may apply.
Transferring Among Accounts
The transfer rights discussed in this section do not apply if you have selected one of the optional living benefit riders.
For the Current Contract, you may transfer contract value from any one subaccount, GPAs, the regular fixed account and the Special DCA fixed account to another subaccount before the annuitization start date. For the Original Contract, you may transfer contract value from any one subaccount, GPAs, the one-year fixed account, or the DCA fixed account to another subaccount before the annuitization start date. Certain restrictions apply to transfers involving the GPAs, the regular fixed account and the one-year fixed account. You may not transfer contract value to the Special DCA fixed account or the DCA fixed account. You may not transfer contract value from the Special DCA fixed account or the DCA fixed account except as part of automated monthly transfers.
The date your request to transfer will be processed depends on when and how we receive it:
For transfer requests received in writing:
•	If we receive your transfer request at our Service Center in good order before the close of the NYSE (4:00pm Eastern time unless the NYSE closes earlier), we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.
•	If we receive your transfer request at our Service Center in good order at or after the close of the NYSE (4:00pm Eastern time unless the NYSE closes earlier), we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.
For transfer requests received by phone:
•	If we receive your transfer request at our Service Center in good order before the close of the NYSE (4:00pm Eastern time unless the NYSE closes earlier), we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.
•	If we receive your transfer request at our Service Center in good order at or after the close of the NYSE (4:00pm Eastern time unless the NYSE closes earlier), we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.
There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments. Transfers out of the GPAs will be subject to an MVA if done more than 30 days before the end of the guarantee period.
We may suspend or modify transfer privileges at any time.
For information on transfers after annuity payouts begin, see “Transfer policies” below.

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Transfer policies
Current Contract:
•	Before the annuitization start date, you may transfer contract values between the subaccounts, or from the subaccounts to the GPAs and the regular fixed account at any time. However, if you made a transfer from the regular fixed account to the subaccounts or the GPAs, took a partial surrender from the fixed account or terminated automated transfers from the Special DCA fixed account, you may not make a transfer from any subaccount or GPA to the regular fixed account for six months following that transfer, partial surrender or termination.
•	You may transfer contract values from the regular fixed account to the subaccounts or the GPAs once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Transfers from the regular fixed account are not subject to an MVA. You may transfer the entire contract value to the regular fixed account. Subject to state restrictions, we reserve the right to limit transfers to the regular fixed account at any time on a non-discriminatory basis with notification. Transfers out of the regular fixed account, including automated transfers, are limited to 30% of regular fixed account value at the beginning of the contract year(1) or $10,000, whichever is greater. Because of this limitation, it may take you several years to transfer all your contract value from the regular fixed account. You should carefully consider whether the regular fixed account meets your investment criteria before you invest. Subject to state restrictions, we reserve the right to change the percentage allowed to be transferred from the regular fixed account at any time on a non-discriminatory basis with notification.
•	You may transfer contract values from a GPA any time after 60 days of transfer or payment allocation to the account. Transfers made more than 30 days before the end of the guarantee period will receive an MVA, which may result in a gain or loss of contract value, unless an exception applies (see “The Guarantee Period Accounts (GPAs) — Market Value Adjustment (MVA)”).
•	You may not transfer contract values from the subaccounts, the GPAs or the regular fixed account into the Special DCA fixed account. However, you may transfer contract values as automated monthly transfers from the Special DCA fixed account to the subaccounts or the PN program model portfolio or investment option in effect. (See “Special DCA Fixed Account.”)
•	After the annuitization start date, you may not make transfers to or from the GPAs or the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. On the annuitization start date, you must transfer all contract value out of your GPAs and Special DCA fixed account.
(1)	All purchase payments received into the regular fixed account prior to your transfer request are considered your beginning of contract year value during the first contract year.
Original Contract:
•	Before the annuitization start date, you may transfer contract values between the subaccounts, or from the subaccounts to the GPAs and the one-year fixed account if part of your contract, at any time. However, if you made a transfer from the one-year fixed account to the subaccounts or the GPAs, you may not make a transfer from any subaccount or GPA back to the one-year fixed account for six months following that transfer.
•	You may transfer contract values from the one-year fixed account to the subaccounts or the GPAs once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Transfers from the one-year fixed account are not subject to an MVA. The amount of contract value transferred to the one-year fixed account cannot result in the value of the one-year fixed account being greater than 30% of the contract value. Transfers out of the one-year fixed account are limited to 30% of one-year fixed account values at the beginning of the contract year or $10,000, whichever is greater. Because of this limitation, it may take you several years to transfer all your contract value from the one-year fixed account. You should carefully consider whether the one-year fixed account meets your investment criteria before you invest. Subject to state restrictions, we reserve the right to further limit transfers to or from the one-year fixed account if the interest rate we are then crediting on new purchase payments allocated to the one-year fixed account is equal to the minimum interest rate stated in the contract.
•	You may transfer contract values from a GPA any time after 60 days of transfer or payment allocation to the account. Transfers made more than 30 days before the end of the guarantee period will receive an MVA, which may result in a gain or loss of contract value, unless an exception applies (see “The Guarantee Period Accounts (GPAs) — Market Value Adjustment (MVA)”).
•	You may not transfer contract values from the subaccounts, the GPAs, or the one-year fixed account into the DCA fixed account. However, you may transfer contract values as automated monthly transfers from the DCA fixed account to any of the investment options available under your contract, subject to investment minimums and other restrictions we may impose on investments in the one-year fixed account and the GPA, as described above. (See “DCA Fixed Account.”)

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•	After the annuitization start date, you may not make transfers to or from the GPAs or the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. On the annuitization start date, you must transfer all contract value out of your GPAs and DCA fixed account.
Market Timing
Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.
We seek to prevent market timing. Market timing is frequent or short-term trading activity. We do not accommodate short-term trading activities. Do not buy a contract if you wish to use short-term trading strategies to manage your investment. The market timing policies and procedures described below apply to transfers among the subaccounts within the contract. The underlying funds in which the subaccounts invest have their own market timing policies and procedures. The market timing policies of the underlying funds may be more restrictive than the market timing policies and procedures we apply to transfers among the subaccounts of the contract, and may include redemption fees. We reserve the right to modify our market timing policies and procedures at any time without prior notice to you.
Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:
•	diluting the value of an investment in an underlying fund in which a subaccount invests;
•	increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and,
•	preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund’s investment objectives.
Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.
In order to help protect you and the underlying funds from the potentially harmful effects of market timing activity, we apply the following market timing policy to discourage frequent transfers of contract value among the subaccounts of the variable account:
We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, dollar-cost averaging and asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer request, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.
If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:
•	requiring transfer requests to be submitted only by first-class U.S. mail;
•	not accepting hand-delivered transfer requests or requests made by overnight mail;
•	not accepting telephone or electronic transfer requests;
•	requiring a minimum time period between each transfer;
•	not accepting transfer requests of an agent acting under power of attorney;
•	limiting the dollar amount that you may transfer at any one time;
•	suspending the transfer privilege; or
•	modifying instructions under an automated transfer program to exclude a restricted fund if you do not provide new instructions.
Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

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We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower contract values.
In addition to the market timing policy described above, which applies to transfers among the subaccounts within your contract, you should carefully review the market timing policies and procedures of the underlying funds. The market timing policies and procedures of the underlying funds may be materially different than those we impose on transfers among the subaccounts within your contract and may include mandatory redemption fees as well as other measures to discourage frequent transfers. As an intermediary for the underlying funds, we are required to assist them in applying their market timing policies and procedures to transactions involving the purchase and exchange of fund shares. This assistance may include, but not be limited to, providing the underlying fund upon request with your Social Security Number, Taxpayer Identification Number or other United States government-issued identifier, and the details of your contract transactions involving the underlying fund. An underlying fund, in its sole discretion, may instruct us at any time to prohibit you from making further transfers of contract value to or from the underlying fund, and we must follow this instruction. We reserve the right to administer and collect on behalf of an underlying fund any redemption fee imposed by an underlying fund. Market timing policies and procedures adopted by underlying funds may affect your investment in the contract in several ways, including but not limited to:
•	Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.
•	Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund’s market timing policies and procedures, including instructions we receive from a fund may require us to reject your transfer request. For example, while we disregard transfers permitted under any asset allocation, dollar-cost averaging and asset rebalancing programs that may be described in this prospectus, we cannot guarantee that an underlying fund’s market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.
•	Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund’s returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.
•	Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund’s market timing policies, we cannot guarantee that other intermediaries purchasing that same fund’s shares will do so, and the returns of that fund could be adversely affected as a result.
For more information about the market timing policies and procedures of an underlying fund, the risks that market timing pose to that fund, and to determine whether an underlying fund has adopted a redemption fee, see that fund’s prospectus.
How to request a Transfer or Surrender
1 1 By letter
Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or surrender to our Service Center:
RiverSource Life Insurance Company
829 Ameriprise Financial Center
Minneapolis, MN 55474
Current Contract:
Minimum amount
Transfers or surrenders:	$250 or entire account balance**

Original Contract:
Minimum amount
Transfers or surrenders:	$500 or entire account balance

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All Contracts:
Maximum amount
Transfers or surrenders:	Contract value or entire account balance
*	Failure to provide a Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.
**	The contract value after a partial surrender must be at least $500.

2 2 By automated transfers and automated partial surrenders
Your investment professional can help you set up automated transfers among your subaccounts, regular fixed account (Current Contract), the one-year fixed account (Original Contract) or GPAs or automated partial surrenders from the GPAs, regular fixed account, one-year fixed account, Special DCA fixed account (Current Contract), DCA fixed account (Original Contract) or the subaccounts.
You can start or stop this service by written request or other method acceptable to us.
You must allow 30 days for us to change any instructions that are currently in place.
•	Automated transfers from the one-year fixed account (Original Contact only) to any one of the subaccounts may not exceed an amount that, if continued, would deplete the one-year fixed account within 12 months.
•	Automated transfers from the regular fixed account (Current Contract only) are limited to 30% of the regular fixed account values at the beginning of the contract year or $10,000, whichever is greater.
•	Automated surrenders may be restricted by applicable law under some contracts.
•	You may not make systematic purchase payments if automated partial surrenders are in effect.
•	If the PN program is in effect, you are not allowed to set up automated transfers except in connection with a Special DCA fixed account (Current Contract) or DCA fixed account (Original Contract) (see “Special DCA Fixed Account”, “Fixed Account — DCA Fixed Account” and “Making the Most of Your Contract — Portfolio Navigator Program and Portfolio Stabilizer Funds”).
•	Automated partial surrenders may result in income taxes and penalties on all or part of the amount surrendered.
•	If you have one of the SecureSource series of riders, the Guarantor Withdrawal Benefit for Life rider or the Guarantor Withdrawal Benefit rider, you may set up automated partial surrenders up to the benefit amount available for withdrawal under the rider.

Minimum amount
Current Contract:
Transfers or surrenders:	$50

Original Contract:
Transfers or surrenders:	$100 monthly
$250 quarterly, semiannually or annually

3 3 By phone
Call:
1-800-333-3437
We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.
We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.
Telephone transfers and surrenders are automatically available. You may request that telephone transfers and surrenders not be authorized from your account by writing to us.
Current Contract:
Transfers or surrenders:	$250 or entire account balance

Original Contract:
Transfers or surrenders:	$500 or entire account balance

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Maximum amount
Current Contract:
Transfers:	Contract value or entire account balance
Surrenders:	$100,000

Original Contract:
Transfers:	Contract value or entire account balance
Surrenders:	$25,000
Surrenders
You may surrender all or part of your contract at any time before the annuitization start date by sending us a written request or calling us.
The date your surrender request will be processed depends on when and how we receive it:
For surrender requests received in writing:
•	If we receive your surrender request at our Service Center in good order before the close of the NYSE (4:00pm Eastern time unless the NYSE closes earlier), we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request.
•	If we receive your surrender request at our Service Center in good order at or after the close of the NYSE (4:00pm Eastern time unless the NYSE closes earlier), we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request.
For surrender requests received by phone:
•	If we receive your surrender request at our Service Center in good order before the close of the of the NYSE (4:00pm Eastern time unless the NYSE closes earlier), we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request.
•	If we receive your surrender request at our Service Center in good order at or after the close of the NYSE (4:00pm Eastern time unless the NYSE closes earlier), we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request.
We may ask you to return the contract. You may have to pay a contract administrative charge, surrender charges or any applicable optional rider charges (see “Charges”), federal income taxes and penalties. State and local income taxes may also apply (see “Taxes”). You cannot make surrenders after the annuitization start date except under Variable Annuity Payout Plan E. (See “The Annuity Payout Period — Annuity Payout Plans.”)
Any partial surrenders you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected will also be reduced. If you have elected one of the SecureSource series of riders, the Guarantor Withdrawal Benefit for Life rider or the Guarantor Withdrawal Benefit rider and your partial surrenders in any contract year exceed the permitted surrender amount under the terms of the rider, your benefits under the rider may be reduced (see “Optional Benefits”). The first partial surrender request during the first contract year, for the SecureSource Stages 2 rider and any partial surrender request that reverses previous step-ups during the 3-year waiting period or exceeds the amount allowed under the riders and impacts the guarantees provided, will not be considered in good order until we receive a signed Benefit Impact Acknowledgement. This form shows the projected effect of the surrender on the rider benefits or a verbal acknowledgement that you understand and accept the impacts that have been explained to you.
In addition, surrenders you are required to take to satisfy RMDs under the Code may reduce the value of certain death benefits and optional benefits (see “Taxes — Qualified Annuities — Required Minimum Distributions”).
Surrender Policies
Current Contract:
If you have a balance in more than one account and you request a partial surrender, we will automatically surrender from all your subaccounts, GPAs, the Special DCA fixed account and/or the regular fixed account in the same proportion as your value in each account correlates to your total contract value, unless requested otherwise(1). The minimum contract value after partial surrender is $500.
Original Contract:
If you have a balance in more than one account and you request a partial surrender, we will automatically surrender from all your subaccounts, GPAs, the DCA fixed account, and/or the one-year fixed account in the same proportion as your value in each account correlates to your total contract value, unless requested otherwise(1).

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After executing a partial surrender, the value in each subaccount, one-year fixed account or GPA must be either zero or at least $50.
(1)	If you elected one of the SecureSource series of riders, you do not have the option to request from which account to surrender.
Receiving Payment
1 1 By regular or express mail
•	payable to you;
•	mailed to address of record.
NOTE: We will charge you a fee if you request express mail delivery.
2 2 By wire or other form of electronic payment
•	request that payment be wired to your bank;
•	pre-authorization required.
We may choose to permit you to have checks issued and delivered to an alternate payee or to an address other than your address of record. We may also choose to allow you to direct wires or other electronic payments to accounts owned by a third-party. We may have additional good order requirements that must be met prior to processing requests to make any payments to a party other than the owner or to an address other than the address of record. These requirements will be designed to ensure owner instructions are genuine and to prevent fraud.
Normally, we will send the payment within seven days after receiving your request in good order. However, we may postpone the payment if:
–	the NYSE is closed, except for normal holiday and weekend closings;
–	trading on the NYSE is restricted, according to SEC rules;
–	an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or
–	the SEC permits us to delay payment for the protection of security holders.
We may also postpone payment of the amount attributable to a purchase payment as part of the total surrender amount until cleared from the originating financial institution.
A Special Note on Cybersecurity Risks
Cybersecurity and Systems Integrity
Increasingly, businesses are dependent on the continuity, security, and effective operation of various technology systems. The nature of our business depends on the continued effective operation of our systems and those of our business partners.
This dependence makes us susceptible to operational and information security risks from cyber-attacks. These risks may include the following:
•	the corruption or destruction of data;
•	theft, misuse or dissemination of data to the public, including your information we hold; and
•	denial of service attacks on our website or other forms of attacks on our systems and the software and hardware we use to run them.
These attacks and their consequences can negatively impact your contract, your privacy, your ability to conduct transactions on your contract, or your ability to receive timely service from us. There can be no assurance that we, the underlying funds in your contract, or our other business partners will avoid losses affecting your contract due to any successful cyber-attacks or information security breaches.
TSA–Special Provisions
Participants in Tax-Sheltered Annuities
If the contract is intended to be used in connection with an employer sponsored 403(b) plan, additional rules relating to this contract can be found in the annuity endorsement for tax sheltered 403(b) annuities. Unless we have made special arrangements with your employer, the contract is not intended for use in connection with an employer sponsored 403(b) plan that is subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”). In the

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event that the employer either by affirmative election or inadvertent action causes contributions under a plan that is subject to ERISA to be made to this contract, we will not be responsible for any obligations and requirements under ERISA and the regulations thereunder, unless we have prior written agreement with the employer. You should consult with your employer to determine whether your 403(b) plan is subject to ERISA.
In the event we have a written agreement with your employer to administer the plan pursuant to ERISA, special rules apply as set forth in the TSA endorsement.
The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.
The Code imposes certain restrictions on your right to receive early distributions from a TSA:
•	Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:
–	you are at least age 59½;
–	you are disabled as defined in the Code;
–	you severed employment with the employer who purchased the contract;
–	the distribution is because of your death;
–	the distribution is due to plan termination; or
–	you are a qualifying military reservist.
•	If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.
•	Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see “Taxes”)
•	The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.
Changing the Annuitant
For the Current Contract, if you have a nonqualified annuity and are a natural person (excluding a revocable trust), you may change the annuitant or contingent annuitant if the request is made prior to the annuitization start date and while the existing annuitant or contingent annuitant is living. The change will become binding on us when we receive it. If you and the annuitant are not the same person and the annuitant dies before the annuitization start date, the owner becomes the annuitant unless a contingent annuitant has been previously selected. You may not change the annuitant if you have a qualified annuity or there is non-natural or revocable trust ownership.
For the Original Contract, annuitant changes are not allowed.
Changing Ownership
You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our Service Center. We will honor any change of ownership request received in good order that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.
If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See “Taxes.”)
If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.
Please consider carefully whether or not you wish to change ownership of your annuity contract. If you elected any optional contract features or riders and any owner was not an owner before the change, all owners (including any prior owner who is still an owner after the ownership change) (along with the annuitant for the Original Contract) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract.
If you have an Income Assurer Benefit rider and/or the Benefit Protector Plus rider, the riders will terminate upon transfer of ownership of the annuity contract.

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For the Original Contract, our current administrative practice is that if you have the Benefit Protector rider, the owner can choose to terminate the Benefit Protector rider during the 30-day window following the effective date of the ownership change.
For the Current Contract, if you have the Benefit Protector rider, if any owner is older than age 75 immediately following the ownership change, the rider will terminate upon change of ownership. If all owners are younger than age 76, the rider continues unless the owner chooses to terminate it during the 30-day window following the effective date of the ownership change. The Benefit Protector death benefit values may be reset (see “Optional Death Benefits – Benefit Protector Death Benefit Rider”).
For the Current Contract, the death benefit may change due to a change of ownership. If any owner is older than age 85 immediately following the ownership change, the MAV Death Benefit, 5% Accumulation Death Benefit and EDB will terminate, the ROPP Death Benefit will be unavailable, and the Contract Value Death Benefit will apply. If any owner is older than age 79 but all owners are younger than age 86, the MAV Death Benefit, the 5% Accumulation Death Benefit, and the EDB will terminate and the ROPP Death Benefit will apply. If all owners are age 79 or younger, the ROPP Death Benefit, MAV Death Benefit, 5% Accumulation Death Benefit or EDB will continue. The ROPP Death Benefit, MAV Death Benefit, 5% Accumulation Death Benefit and EDB values may be reset (see “Benefits in the Case of Death”). If the death benefit that applies to your contract changes due to an ownership change, the mortality and expense risk fee may change as well (see “Charges – Mortality and Expense Risk Fee”).
The SecureSource series – Joint Life rider, if selected, only allows transfer of the ownership of the annuity contract between covered spouses or their revocable trust(s); no other ownership changes are allowed while this rider is in force, subject to state restrictions. For the SecureSource Stages 2 – Joint Life rider, if ownership is transferred from a covered spouse to their revocable trust(s), the annuitant must be one of the covered spouses. The Accumulation Protector Benefit, the SecureSource – Single Life, the Guarantor Withdrawal Benefit for Life and the Guarantor Withdrawal Benefit riders will continue upon transfer of ownership of the annuity contract and the values may be reset. For SecureSource rider and Guarantor Withdrawal Benefit for Life rider, any ownership change that impacts the guarantees provided will not be considered in good order until we receive a signed Benefit Impact Acknowledgement form showing the projected effect of the ownership change on the rider benefits or a verbal acknowledgement that you understand and accept the impacts that have been explained to you. For the Secure Source Stages 2 – Single Life riders, Secure Source 20 – Single Life and SecureSource Stages – Single Life riders, joint ownership and joint annuitants are not allowed and an ownership change that results in different covered person will terminate the rider, subject to state restrictions. (See “Optional Benefits.”)
Benefits in Case of Death
Current Contract:
(applications signed on or after Nov. 30, 2009, subject to state availability)
We will pay the death benefit to your beneficiary upon your death if you die before the annuitization start date while this contract is in force. If a contract has more than one person as the owner, we will pay the benefits upon the first to die of any owner. The basic death benefit available under your contract at contract issue is the ROPP Death Benefit. In addition to the ROPP Death Benefit, we also offer the following optional death benefits at contract issue:
•	MAV Death Benefit;
•	5% Accumulation Death Benefit; or
•	Enhanced Death Benefit.
If it is available in your state and if you are age 79 or younger at contract issue, you can elect any one of the above optional death benefits. If you are age 80 or older at contract issue, the ROPP Death Benefit will apply.
Once you elect a death benefit, you cannot change it; however the death benefit that applies to your contract may change due to an ownership change (see “Changing Ownership”) or continuation of the contract by the spouse under the spousal continuation provision.
We show the death benefit that applies to your contract at issue on your contract’s data page. The death benefit determines the mortality and expense risk fee that is assessed against the subaccounts. (See “Charges — Mortality and Expense Risk Fee.”)
We will base the benefit paid on the death benefit coverage in effect on the date of your death.

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Here are some terms that are used to describe the death benefits:
Adjusted partial surrenders (calculated for ROPP and MAV Death Benefits)	=	PS X DB
CV

PS	=	the amount by which the contract value is reduced as a result of the partial surrender.
DB	=	the applicable ROPP value or MAV on the date of (but prior to) the partial surrender
CV	=	contract value on the date of (but prior to) the partial surrender.
Covered Life Change: is either continuation of the contract by a spouse under the spousal continuation provision, or an ownership change where any owner after the ownership change was not an owner prior to the change.
Contract Value Death Benefit (CV Death Benefit): is the death benefit available if any owner after an ownership change or spouse who continues the contract under the spousal continuation provision is over age 85 and therefore cannot qualify for the ROPP death benefit. Under this benefit, we will pay the beneficiary the greater of:
–	the Full Surrender Value, or
–	the contract value after any rider charges have been deducted.
Full Surrender Value: is the contract value immediately prior to the surrender (immediately prior to payment of a death claim for death benefits) less:
•	any surrender charge,
•	pro rata rider charges,
•	the contract charge,
plus:
•	any positive or negative market value adjustment.
Return of Purchase Payments (ROPP) Death Benefit
The ROPP Death Benefit is the basic death benefit on the contract that will pay your beneficiaries no less than your purchase payments adjusted for surrenders. If you die before the annuitization start date and while this contract is in force, the death benefit will be the greatest of:
1.	the contract value after any rider charges have been deducted,
2.	the ROPP Value, or
3.	the Full Surrender Value.
ROPP Value: is the total purchase payments on the contract issue date. Additional purchase payments will be added to the ROPP value. Adjusted partial surrenders will be subtracted from the ROPP value.
After a covered life change for a spouse who continues the contract and is age 85 or younger, we reset the ROPP value to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid (without regard to the Full Surrender Value). If the spouse who continues the contract is age 86 or older, the ROPP Death Benefit will terminate and he or she will be eligible for the CV death benefit.
After a covered life change other than for the spouse who continues the contract, if the prior owner and current owners are eligible for the ROPP death benefit we reset the ROPP value on the valuation date we receive your request for the ownership change to the contract value after any rider charges have been deducted, if the contract value is less.
If the prior owner was not eligible for the ROPP but all current owners are eligible, we reset the ROPP value to the contract value after any rider charges have been deducted on the valuation date we receive your request for the ownership change.
If available in your state and you are age 79 or younger at contract issue, you may select one of the death benefits described below at the time you purchase your contract. The death benefits do not provide any additional benefit before the first contract anniversary and may not be appropriate for certain older issue ages because the benefit values may be limited after age 80. Be sure to discuss with your investment professional whether or not these death benefits are appropriate for your situation.
Maximum Anniversary Value (MAV) Death Benefit
The MAV Death Benefit provides that if you die while the contract is in force and before the annuitization start date, the death benefit will be the greatest of these values:
1.	contract value after any rider charges have been deducted;
2.	the ROPP value as described above;
3.	the MAV; or

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4.	the Full Surrender Value as described above.
The MAV equals the ROPP value prior to the first contract anniversary. Every contract anniversary prior to the earlier of your 81st birthday or your death, we compare the MAV to the current contract value and we reset the MAV to the higher amount. The MAV is increased by any additional purchase payments and reduced by adjusted partial surrenders.
After a covered life change for a spouse who is age 79 or younger and continues the contract, we reset the MAV to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid (without regard to the Full Surrender Value).
After a covered life change other than for a spouse who continues the contract, if all owners are under age 80, we reset the MAV on the valuation date we receive your request for the ownership change to the lesser of these two values:
(a)	the contract value after any rider charges have been deducted, or
(b)	the MAV on that date, but prior to the reset.
If your spouse chooses to continue the contract under the spousal continuation provision, the death benefit available for the spouse’s beneficiaries depends on the spouse’s age. If your spouse was age 79 or younger when the contract was continued, he or she will continue to be eligible for the MAV. If your spouse is over age 79 but younger than age 86 when the contract was continued, he or she will be eligible for the ROPP death benefit. If your spouse is age 86 or older when the contract was continued, he or she will be eligible for the CV death benefit.
5% Accumulation Death Benefit
The 5% Accumulation Death Benefit provides that if you die while the contract is in force and before the annuitization start date, the death benefit will be the greatest of these values:
1.	contract value after any rider charges have been deducted;
2.	the ROPP value as described above;
3.	the 5% accumulation death benefit floor;
4.	the Full Surrender Value as described above.
The key terms and provisions of the 5% Accumulation Death Benefit are:
5% Accumulation Death Benefit Floor: is equal to the sum of:
1.	the contract value in the Excluded Accounts (currently, regular fixed account and GPAs), if any, and
2.	the variable account floor.
Protected Account Base (PAB) and Excluded Account Base (EAB): Adjustments to variable account floor require tracking amounts representing purchase payments, not previously surrendered, that are allocated or transferred to the Protected Accounts (currently, subaccounts and the Special DCA fixed account) and Excluded Accounts.
–	PAB equals amounts representing purchase payments, not previously surrendered or transferred, that are in the Protected Accounts.
–	EAB equals amounts representing purchase payments, not previously surrendered or transferred, that are in the Excluded Accounts.
Variable Account Floor: Variable account floor is PAB increased on contract anniversaries prior to the earlier of your 81st birthday or your death.
Net Transfer: If multiple transfers are made on the same valuation day, they are combined to determine the net amount of contract value being transferred between the Protected Accounts and Excluded Accounts. This net transfer amount is used to adjust the EAB, PAB and variable account floor values.
Establishment of Variable Account Floor, PAB and EAB
On the contract date, 1) variable account floor and PAB are established as your initial purchase payment allocated to the Protected Accounts; and 2) EAB is established as your initial purchase payment allocated to the Excluded Accounts.
Adjustments to Variable Account Floor, PAB and EAB
Variable account floor, PAB and EAB are adjusted by the following:
1.	When an additional purchase payment is made;
(A)	any payment you allocate to the Protected Accounts are added to PAB and to variable account floor, and
(B)	any payment you allocate to the excluded accounts are added to EAB.
2.	When transfers are made to the Protected Accounts from the Excluded Accounts, we increase PAB and variable account floor, and we reduce EAB.

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The amount we deduct from EAB and add to PAB and to variable account floor is calculated for each net transfer using the following formula:
a × b	where:
c

a	=	the amount the contract value in the Excluded Accounts is reduced by the net transfer
b	=	EAB on the date of (but prior to) the transfer
c	=	the contract value in the Excluded Accounts on the date of (but prior to) the transfer.
3.	When partial surrenders are made from the Excluded Accounts, we reduce EAB by the same amount as calculated above for transfers from the Excluded Accounts, using surrender amounts in place of transfer amounts. Partial surrenders from Excluded Accounts do not increase PAB.
4.	When transfers are made to the Excluded Accounts from the Protected Accounts, we reduce PAB and variable account floor, and increase EAB.
The amounts we deduct from PAB and variable account floor are calculated for each net transfer using the following formula:
a × b	where:
c

a	=	the amount the contract value in the Protected Accounts is reduced by the net transfer
b	=	the applicable PAB or variable account floor on the date of (but prior to) the transfer
c	=	the contract value in the Protected Accounts on the date of (but prior to) the transfer.
The amount we subtract from PAB is added to EAB.
5.	When partial surrenders are made from the Protected Accounts, we reduce PAB and variable account floor by the same amount as calculated above for transfers from the Protected Accounts, using surrender amounts in place of transfer amounts. Partial surrenders from Protected Accounts do not increase EAB.
6.	After a covered life change for a spouse who continues the contract, variable account floor and PAB are reset to the contract value in the Protected Accounts on the date of continuation. EAB is reset to the contract value in the Excluded Accounts on the date of continuation. The contract value is after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid (without regard to the Full Surrender Value).
7.	After a covered life change other than for a spouse who continues the contract, variable account floor, PAB and EAB are reset on the valuation date we receive your written request for the covered life change if all owners are eligible for the 5% Accumulation Death Benefit.
Variable account floor and PAB are reset to the lesser of A or B where:
A	=	the contract value (after any rider charges have been deducted) in the Protected Accounts on that date, and
B	=	Variable account floor on that date (but prior to the reset).
EAB is reset to the lesser of A or B where:
A	=	the contract value (after any rider charges have been deducted) in the Excluded Accounts on that date, and
B	=	EAB on that date (but prior to the reset).
8.	On a contract anniversary when variable account floor is greater than zero:
(A)	On the first contract anniversary, we increase variable account floor by an amount equal to 5%, multiplied by variable account floor as of 60 days after the contract date.
(B)	On each subsequent contract anniversary prior to the earlier of your 81st birthday or your death, we increase variable account floor by 5%, multiplied by the prior contract anniversary’s variable account floor.
(C)	Any variable account floor increase on contract anniversaries does not increase PAB or EAB.
For contracts issued in New Jersey and Washington state, the cap on the variable account floor is 200% of PAB.
If your spouse chooses to continue the contract under the spousal continuation provision, the death benefit available for the spouse’s beneficiaries depends on the spouse’s age. If your spouse was age 79 or younger when the contract was continued, he or she will continue to be eligible for the 5% Accumulation Death Benefit. If your spouse is over age 79 but younger than age 86 when the contract was continued, he or she will be eligible for the ROPP death benefit. If your spouse is age 86 or older when the contract was continued, he or she will be eligible for the CV Death Benefit.

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Enhanced Death Benefit (EDB)
The Enhanced Death Benefit provides that if you die while the contract is in force and before the annuitization start date, the death benefit will be the greatest of these values:
1.	contract value after any rider charges have been deducted;
2.	the ROPP value as described above;
3.	the MAV as described above;
4.	the 5% accumulation death benefit floor as described above; or
5.	the Full Surrender Value as described above.
If your spouse chooses to continue the contract under spousal continuation provision, the death benefit available for the spouse’s beneficiaries depends on the spouse’s age. If your spouse was age 79 or younger when the contract was continued, he or she will continue to be eligible for the Enhanced Death Benefit. If your spouse is over age 79 but younger than age 86 when the contract was continued, he or she will be eligible for the ROPP death benefit. If your spouse is age 86 or older when the contract was continued, he or she will be eligible for the CV Death Benefit.
For an example of how each death benefit is calculated, see Appendix C.
Original Contract:
(applications signed prior to Nov. 30, 2009 or in states where the Current Contract was not available)
We will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant’s death. If a contract has more than one person as the owner or annuitant, we will pay the benefits upon the first to die of any owner or the annuitant. The basic death benefit available under your contract at contract issue is the ROP Death Benefit. In addition to the ROP Death Benefit, we also offer the following optional death benefits at contract issue:
•	MAV Death Benefit;
•	5% Accumulation Death Benefit; or
•	Enhanced Death Benefit.
If it is available in your state and if both you and the annuitant are age 79 or younger at contract issue, you can elect any one of the above death benefits. If either you or the annuitant are age 80 or older at contract issue, the ROP Death Benefit will apply. Once you elect a death benefit, you cannot change it. We show the death benefit that applies in your contract on your contract’s data page. The death benefit you select determines the mortality and expense risk fee that is assessed against the subaccounts. (See “Charges — Mortality and Expense Risk Fee.”)
We will base the benefit paid on the death benefit coverage you chose when you purchased the contract.
Here are some terms used to describe the death benefits:
Adjusted partial surrenders (calculated for ROP and MAV Death Benefits)	=	PS X DB
CV

PS	=	the amount by which the contract value is reduced as a result of the partial surrender.
DB	=	the applicable ROP value or MAV on the date of (but prior to) the partial surrender.
CV	=	contract value on the date of (but prior to) the partial surrender.
Return of Purchase Payments (ROP) Death Benefit
The ROP Death Benefit is the basic death benefit on the contract that will pay your beneficiaries no less than your purchase payments, adjusted for surrenders. If you or the annuitant die before the annuitization start date and while this contract is in force, the death benefit will be the greater of these two values, minus any applicable rider charges:
1.	contract value; or
2.	total purchase payments applied to the contract minus adjusted partial surrenders.
The ROP Death Benefit will apply unless you select one of the alternative death benefits described immediately below.
If available in your state and both you and the annuitant are age 79 or younger at contract issue, you may select one of the death benefits described below at the time you purchase your contract. The death benefits do not provide any additional benefit before the first contract anniversary and may not be appropriate for certain older issue ages because the benefit values may be limited after age 80. Be sure to discuss with your investment professional whether or not these death benefits are appropriate for your situation.

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Maximum Anniversary Value (MAV) Death Benefit
The MAV Death Benefit provides that if you or the annuitant die while the contract is in force and before the annuitization start date, the death benefit will be the greatest of these three values, minus any applicable rider charges:
1.	contract value;
2.	total purchase payments applied to the contract minus adjusted partial surrenders; or
3.	the MAV on the date of death.
Maximum Anniversary Value (MAV): is zero prior to the first contract anniversary. On the first contract anniversary, we set the MAV as the greater of these two values:
(a)	current contract value; or
(b)	total purchase payments applied to the contract minus adjusted partial surrenders.
Thereafter, we increase the MAV by any additional purchase payments and reduce the MAV by adjusted partial surrenders. Every contract anniversary after that prior to the earlier of your or the annuitant’s 81st birthday, we compare the MAV to the current contract value and we reset the MAV to the higher amount.
5% Accumulation Death Benefit
The 5% Accumulation Death Benefit provides that if you or the annuitant die while the contract is in force and before the annuitization start date, the death benefit will be the greatest of these three values, minus any applicable rider charges:
1.	contract value;
2.	total purchase payments applied to the contract minus adjusted partial surrenders; or
3.	the 5% variable account floor.
The key terms and provisions of the 5% Accumulation Death Benefit are:
5% Variable Account Floor: is the sum of the value of the GPAs, the one-year fixed account and the variable account floor. There is no variable account floor prior to the first contract anniversary. On the first contract anniversary, we establish the variable account floor as:
•	the amounts allocated to the subaccounts and the DCA fixed account at issue increased by 5%;
•	plus any subsequent amounts allocated to the subaccounts and the DCA fixed account;
•	minus adjusted transfers and partial surrenders from the subaccounts or the DCA fixed account.
Thereafter, we continue to add subsequent purchase payments allocated to the subaccounts or the DCA fixed account and subtract adjusted transfers and partial surrenders from the subaccounts or the DCA fixed account. On each contract anniversary after the first, through age 80, we add an amount to the variable account floor equal to 5% of the prior anniversary’s variable account floor. We stop adding this amount after you or the annuitant reach age 81 or after the earlier of your or the annuitant’s death.
5% variable account floor adjusted transfers or partial surrenders	=	PST X VAF
SAV

PST	=	the amount by which the contract value in the subaccounts and the DCA fixed account is reduced as a result of the partial surrender or transfer from the subaccounts or the DCA fixed account.
VAF	=	variable account floor on the date of (but prior to) the transfer or partial surrender.
SAV	=	value of the subaccounts and the DCA fixed account on the date of (but prior to) the transfer or partial surrender.
The amount of purchase payments surrendered or transferred from any subaccount or fixed account (if applicable) or GPA account is calculated as (a) times (b) where:
(a)	is the amount of purchase payments in the account or subaccount on the date of but prior to the current surrender or transfer; and
(b)	is the ratio of the amount of contract value transferred or surrendered from the account or subaccount to the value in the account or subaccount on the date of (but prior to) the current surrender or transfer.
For contracts issued in New Jersey, the cap on the variable account floor is 200% of the sum of the purchase payments allocated to the subaccounts and the DCA fixed account that have not been surrendered or transferred out of the subaccounts or DCA fixed account.
NOTE: The 5% variable account floor is calculated differently and is not the same value as the Income Assurer Benefit 5% variable account floor.

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Enhanced Death Benefit (EDB)
The Enhanced Death Benefit provides that if you or the annuitant die while the contract is in force and before the annuitization start date, the death benefit will be the greatest of these four values, minus any applicable rider charges:
1.	contract value;
2.	total purchase payments applied to the contract minus adjusted partial surrenders;
3.	the MAV on the date of death as described above; or
4.	the 5% variable account floor as described above.
For an example of how each death benefit is calculated, see Appendix C.
If You Die Before the Annuitization Start Date
When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract’s value using the accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.
Nonqualified annuities
For the Current Contract:
If your spouse is sole beneficiary and you die before the annuitization start date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid (without regard to the Full Surrender Value). To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to continue the contract as owner.
There will be no surrender charges on the contract from that point forward unless additional purchase payments are made. If you elected any optional contract features or riders, your spouse will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract and the values may be reset. (see “Optional Benefits” and “Benefits in the Case of Death”). If the death benefit applicable to the contract changes due to spousal continuation, the mortality and expense risk fee may change as well (see “Charges — Mortality and Expense Risk Fee”).
If your beneficiary is not your spouse, or your spouse does not elect spousal continuation, we will pay the beneficiary in a single sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:
•	the beneficiary elects in writing, and payouts begin no later than one year after your death, or other date as permitted by the IRS; and
•	the payout period does not extend beyond the beneficiary’s life or life expectancy.
For the Original Contract:
If your spouse is sole beneficiary and you die before the annuitization start date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to continue the contract as owner.
There will be no surrender charges on the contract from that point forward unless additional purchase payments are made. If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract and the values may be reset. (See “Optional Benefits” and “Optional Death Benefits”.)
If your beneficiary is not your spouse, or your spouse does not elect spousal continuation, we will pay the beneficiary in a single sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:
•	the beneficiary elects in writing, and payouts begin no later than one year after your death, or other date as permitted by the IRS; and
•	the payout period does not extend beyond the beneficiary’s life or life expectancy.
Qualified annuities
For the Current Contract:
•	Spouse beneficiary: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own, so long as he or she is eligible to do so, or elect an

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annuity payout plan or another plan agreed to by us. If your spouse elects a payout option, the payouts must begin no later than the year in which you would have reached age 70½. If you attained age 70½ at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.
Your spouse may elect to assume ownership of the contract with the contract value equal to the death benefit that would otherwise have been paid (without regard to the Full Surrender Value). To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to continue the contract as owner. There will be no surrender charges on the contract from that point forward unless additional purchase payments are made. If you elected any optional contract features or riders, your spouse will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract and the values may be reset (see “Optional Benefits”, “Optional Death Benefits” and “Benefits in the Case of Death”). If the death benefit applicable to the contract changes due to spousal continuation, the mortality and expense risk fee may change as well (see “Charges — Mortality and Expense Risk Fee”). If your spouse is the sole beneficiary and elects to treat the contract his/her own as an inherited IRA, the SecureSource Stages and SecureStages 2 riders will terminate.
If you purchased this contract as an inherited IRA and your spouse is the sole beneficiary, he or she can elect to continue this contract as an inherited IRA.
If you purchased this contract as an inherited IRA and your spouse is not the sole beneficiary, he or she can elect an alternative payment plan for their share of the death benefit and all optional death benefits and living benefits will terminate. Your spouse must follow the schedule of minimum surrenders established based on your life expectancy.
•	Non-spouse beneficiary: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70½, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout or if your death occurs after attaining age 70½, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:
•	the beneficiary elects in writing, and payouts begin no later than one year following the year of your death; and
•	the payout period does not extend beyond the beneficiary’s life or life expectancy.
If a beneficiary elects an alternative payment plan which is an inherited IRA, all optional death benefits and living benefits will terminate. The beneficiary must submit the applicable investment options form. No additional purchase payments will be accepted. The death benefit payable on the death of the non-spouse beneficiary is the CV death benefit.
In the event of your beneficiary’s death, their beneficiary can elect to take a lump sum payment or to continue the alternative payment plan following the schedule of minimum surrenders established based on the life expectancy of your beneficiary.
For the Original Contract:
•	Spouse beneficiary: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own, so long as he or she is eligible to do so, or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout option, the payouts must begin no later than the year in which you would have reached age 70½. If you attained age 70½ at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.
Your spouse may elect to assume ownership of the contract with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to continue the contract as owner. There will be no surrender charges on the contract from that point forward unless additional purchase payments are made. If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract and the values may be reset. (See “Optional Benefits” and “Optional Death Benefits”.)
•	Non-spouse beneficiary: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70½, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout or if your death occurs after attaining age 70½, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:
•	the beneficiary elects in writing, and payouts begin no later than one year following the year of your death; and
•	the payout period does not extend beyond the beneficiary’s life or life expectancy.
If a beneficiary elects an alternative payment plan which is an inherited IRA, all optional death benefits and living benefits will terminate. The beneficiary must submit the applicable investment options form. No additional purchase payments will be accepted. The death benefit payable on the death of the non-spouse beneficiary is the CV death benefit.

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In the event of your beneficiary’s death, their beneficiary can elect to take a lump sum payment or to continue the alternative payment plan following the schedule of minimum surrenders established based on the life expectancy of your beneficiary.
•	Annuity payout plan: If you elect an annuity payout plan which guarantees payouts to a beneficiary after death, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.
How we handle contracts under unclaimed property laws
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of one to five years from either 1) the contract’s maturity date (the latest day on which income payments may begin under the contract) or 2) the date the death benefit is due and payable. If a contract matures or we determine a death benefit is payable, we will use our best efforts to locate you or designated beneficiaries. If we are unable to locate you or a beneficiary, proceeds will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or you last resided, as shown in our books and records, or to our state of domicile. Generally, this surrender of property to the state is commonly referred to as “escheatment”. To avoid escheatment, and ensure an effective process for your beneficiaries, it is important that your personal address and beneficiary designations are up to date, including complete names, date of birth, current addresses and phone numbers, and taxpayer identification numbers for each beneficiary. Updates to your address or beneficiary designations should be sent to our Service Center.
Escheatment may also be required by law if a known beneficiary fails to demand or present an instrument or document to claim the death benefit in a timely manner, creating a presumption of abandonment. If your beneficiary steps forward (with the proper documentation) to claim escheated annuity proceeds, the state is obligated to pay any such proceeds it is holding.
For nonqualified annuities, non-spousal death benefits are generally required to be distributed and taxed within five years from the date of death of the owner/annuitant or the unclaimed death benefits will be presumed abandoned and subject to escheatment.
Optional Benefits
The assets held in our general account support the guarantees under your contract, including optional death benefits and optional living benefits. To the extent that we are required to pay you amounts in addition to your contract value under these benefits, such amounts will come from our general account assets. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance and financial products as well, and we also pay our obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.
Optional Living Benefits
SecureSource Stages 2 Rider
The SecureSource Stages 2 rider is an optional benefit that you can add to your contract for an additional charge. This benefit is intended to provide to you, after the lifetime benefit is established, a specified withdrawal amount annually for life, even if your contract value is zero, subject to the terms and provisions described in this section. If the lifetime benefit is not established and contract value goes to zero due to a withdrawal, the contract and the rider will terminate. (see “Other provisions – Rules for Surrender”). Additionally, this benefit offers a credit feature to help in low or poor performing markets and a step up feature to lock in contract anniversary gains.
The SecureSource Stages 2 rider may be appropriate for you if you intend to make periodic withdrawals from your annuity contract after the waiting period and wish to ensure that market performance will not adversely affect your ability to withdraw income over your lifetime. This rider may not be appropriate for you if you do not intend to limit withdrawals to the amount allowed in order to receive the full benefits of the rider.
Your benefits under the rider can be reduced if any of the following occurs:
•	If you take any withdrawals during the 1-year waiting period, the lifetime benefit amount will be determined using percentage B for the appropriate age band as long as rider benefits are payable;
•	If you withdraw more than the allowed withdrawal amount in a contract year, or you take withdrawals before the lifetime benefit is available;
•	If you take a withdrawal and later choose to allocate your contract value to a fund of funds that is more aggressive than the target fund;

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•	If the contract value is 20% or more below purchase payments increased by any contract anniversary gains or rider credits and adjusted for withdrawals (see withdrawal adjustment base described below).
The SecureSource Stages 2 rider guarantees that, regardless of investment performance, you may take withdrawals up to the lifetime benefit amount each contract year after the lifetime benefit is established. Your age at the time of the first withdrawal will determine the age band for as long as benefits are payable except as described in the lifetime payment percentage provision.
As long as your total withdrawals during the current year do not exceed the lifetime benefit amount, you will not be assessed a surrender charge. If you withdraw a larger amount, the excess amount will be assessed any applicable surrender charges and benefits will be reduced in accordance with excess withdrawal processing. At any time, you may withdraw any amount up to your entire surrender value, subject to excess withdrawal processing under the rider.
Subject to conditions and limitations, the rider also guarantees that you or your beneficiary will get back purchase payments you have made, increased by annual step-ups, through withdrawals over time. Any amount we pay in excess of your contract value is subject to our financial strength and claims-paying ability.
Subject to conditions and limitations, the lifetime benefit amount can be increased if a rider credit is available or your contract value has increased on a rider anniversary. The principal back guarantee can also be increased if your contract value has increased on a rider anniversary.
Availability
There are two optional SecureSource Stages 2 riders available under your contract:
•	SecureSource Stages 2 — Single Life
•	SecureSource Stages 2 — Joint Life
The information in this section applies to both SecureSource Stages 2 riders, unless otherwise noted.
For the purpose of this rider, the term “withdrawal” has the same meaning as the term “surrender” in the contract or any other riders
The SecureSource Stages 2 — Single Life rider covers one person. The SecureSource Stages 2 — Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource Stages 2 — Single Life rider or the SecureSource Stages 2 — Joint Life rider, not both, and you may not switch riders later. You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.
The SecureSource Stages 2 rider is an optional benefit that you may select for an additional annual charge if:
•	Single Life: you are 85 or younger on the date the contract is issued; or
•	Joint Life: you and your spouse are 85 or younger on the date the contract is issued.
The SecureSource Stages 2 riders are not available under an inherited qualified annuity.
The SecureSource Stages 2 rider guarantees that after the waiting period, regardless of the investment performance of your contract, you will be able to withdraw up to a certain amount each year from the contract before the annuitization start date until:
•	Single Life: death (see “At Death” heading below).
•	Joint Life: the death of the last surviving covered spouse (see ”Joint Life only: Covered Spouses” and “At Death” headings below).
Key Terms
The key terms associated with the SecureSource Stages 2 rider are:
Age Bands: Each age band is associated with a two lifetime payment percentages. The covered person (Joint Life: the younger covered spouse) must be at least the youngest age shown in the first age band for the annual lifetime payment to be established. After the annual lifetime payment is established, in addition to your age, other factors determine when you move to a higher age band.
Annual Lifetime Payment (ALP): the lifetime benefit amount available each contract year after the covered person (Joint Life: the younger covered spouse) has reached the youngest age in the first age band. After the waiting period, the annual withdrawal amount guaranteed by the rider can vary each contract year.
Annual Step-Up: an increase in the benefit base and/or the principal back guarantee and a possible increase in the lifetime payment percentage that is available each rider anniversary if your contract value increases, subject to certain conditions.
Benefit Base (BB): used to calculate the annual lifetime payment and the annual rider charge. The BB cannot be withdrawn in a lump sum or annuitized and is not payable as a death benefit.

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Credit Base (CB): used to calculate the rider credit. The CB cannot be withdrawn or annuitized and is not payable as a death benefit.
Excess Withdrawal: (1) a withdrawal taken before the annual lifetime payment is established, or (2) a withdrawal that is greater than the remaining annual lifetime payment after the annual lifetime payment is established.
Excess Withdrawal Processing: a reduction in benefits if a withdrawal is taken before the annual lifetime payment is established or if a withdrawal exceeds the remaining annual lifetime payment.
Lifetime Payment Percentage: used to calculate your annual lifetime payment. Two percentages (“percentage A” and “percentage B”) are used for each age band. The difference between percentage A and percentage B is referred to as the income bonus. Percentage B is referred to as the minimum lifetime payment percentage.
Principal Back Guarantee (PBG): a guarantee that total withdrawals will not be less than purchase payments you have made, increased by annual step-ups, as long as there is no excess withdrawal or benefit reset.
Remaining Annual Lifetime Payment (RALP): as you take withdrawals during a contract year, the remaining amount that the rider guarantees will be available for withdrawal that year is reduced. After the annual lifetime payment is established, the RALP is the guaranteed amount that can be withdrawn during the remainder of the current contract year.
Rider Credit: an amount that can be added to the benefit base on each of the first ten contract anniversaries based on a rider credit percentage of 8% for the first anniversary and 6% thereafter, as long as no withdrawals have been taken since the rider effective date and you do not decline any annual rider fee increase. Investment performance and excess withdrawals may reduce or eliminate the benefit of any rider credits. Rider credits may result in higher rider charges that may exceed the benefit from the credits.
Waiting Period: the period of time before you can take a withdrawal without limiting benefits under the rider. If you take any withdrawals during the waiting period, the lifetime benefit amount will be determined using percentage B, the minimum lifetime payment percentage, for the appropriate age band and percentage A, and therefore the income bonus, will not be available as long as rider benefits are payable. The waiting period starts on the rider effective date and ends on the day prior to the first anniversary.
Withdrawal: the amount by which your contract value is reduced as a result of any withdrawal request. It may differ from the amount of your request due to any surrender charge and any market value adjustment.
Withdrawal Adjustment Base (WAB): one of the components used to determine the lifetime payment percentage after the waiting period. The WAB cannot be withdrawn or annuitized and is not payable as a death benefit.
Important SecureSource Stages 2 Rider Considerations
You should consider whether a SecureSource Stages 2 rider is appropriate for you taking into account the following considerations:
You will begin paying the rider charge as of the rider effective date, even if you do not begin taking withdrawals for many years. It is possible that your contract performance, fees and charges, and withdrawal pattern may be such that your contract value will not be depleted in your lifetime and you will not receive any monetary value under the rider.
•	Lifetime Benefit Limitations: The lifetime benefit is subject to certain limitations, including but not limited to:
Single Life: Once the contract value equals zero, payments are made for as long as the covered person is living (see “If Contract Value Reduces to Zero” heading below). However, if the contract value is greater than zero, the lifetime benefit terminates at the first death of any owner even if the covered person is still living (see “At Death” heading below). This possibility may present itself when there are multiple contract owners — when one of the contract owners dies the lifetime benefit terminates even though other contract owners are still living.
Joint Life: Once the contract value equals zero, payments are made for as long as either covered spouse is living (see “If Contract Value Reduces to Zero” heading below). However, if the contract value is greater than zero, the lifetime benefit terminates at the death of the last surviving covered spouse (see “At Death” heading below).
•	Withdrawals: Please consider carefully when you start taking withdrawals from this rider. If you take any withdrawals during the 1-year waiting period, the lifetime benefit amount will be determined using percentage B for the appropriate age band and percentage A, and therefore the income bonus, will not be available as long as rider benefits are payable. Any withdrawals in the first 10 years will terminate any remaining rider credits. Also, if you withdraw more than the allowed withdrawal amount in a contract year or take withdrawals before the lifetime benefit is available (“excess withdrawal”), the guaranteed amounts under the rider will be reduced.
•	Investment Allocation Restriction: You must elect one of the approved investment options. These funds are expected to reduce our financial risks and expenses associated with certain living benefits. Although the funds’ investment strategies may help mitigate declines in your contract value due to declining equity markets, the funds’ investment strategies may also curb your contract value gains during periods of positive performance by the equity

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markets. Additionally, investment in the funds may decrease the number and amount of any benefit base increase opportunities. (See “The Variable Account and the Funds: Volatility and Volatility Management Risk with the Portfolio Stabilizer funds” section.) We reserve the right to add, remove or substitute approved investment options at any time and in our sole discretion in the future. This requirement limits your choice of investment options. This means you will not be able to allocate contract value to all of the subaccounts, GPAs or the regular fixed account that are available under the contract to contract owners who do not elect the rider. (See “Making the Most of Your Contract — Portfolio Navigator Program and Portfolio Stabilizer Funds.”) You may allocate purchase payments to the Special DCA fixed account, when available, and we will make monthly transfers into the investment option you have chosen. You may make two elective investment option changes per contract year; we reserve the right to limit elective investment option changes if required to comply with the written instructions of a fund (see “Market Timing”).
The following provisions apply to contracts invested in a Portfolio Navigator fund:
•	You can allocate your contract value to any available Portfolio Navigator fund during the following times: (1) prior to your first withdrawal and (2) following a benefit reset due to an investment option change as described below but prior to any subsequent withdrawal. During these accumulation phases, you may request to change your investment option to any available investment option.
•	Immediately following a withdrawal your contract value will be reallocated to the target investment option classification as shown in your contract if your current investment option is more aggressive than the target investment option classification. This automatic reallocation is not included in the total number of allowed investment option changes per contract year. The target investment option is currently the Moderate investment option. We reserve the right to change the target investment option to an investment option classification that is more aggressive than the Moderate investment option after 30 days written notice.
•	After you have taken a withdrawal and prior to any benefit reset, you are in a withdrawal phase. During withdrawal phases you may request to change your investment option to the target investment option or any investment option that is more conservative than the target investment option without a benefit reset as described below. If you are in a withdrawal phase and you choose to allocate your contract value to an investment option that is more aggressive than the target investment option, you will be in the accumulation phase again and your rider benefit will be reset as follows:
1.	the BB, PBG and WAB will be reset to the contract value, if less than their current amount; and
2.	the ALP and RALP, if available, will be recalculated.
You may request to change your investment option by written request on an authorized form or by another method agreed to by us.
•	Non-Cancelable: Once elected, the SecureSource Stages 2 rider may not be cancelled (except as provided under “Rider Termination” heading below) and the charge will continue to be deducted until the contract or rider is terminated or the contract value reduces to zero (described below).
Dissolution of marriage does not terminate the SecureSource Stages 2 — Joint Life rider and will not reduce the fee we charge for this rider. The benefit under the SecureSource Stages 2 — Joint Life rider continues for the covered spouse who is the owner of the contract (or annuitant in the case of nonnatural or revocable trust ownership). The rider will terminate at the death of the contract owner because the original covered spouse will be unable to elect the spousal continuation provision of the contract (see ”Joint Life only: Covered Spouses” below).
•	Joint Life: Limitations on Contract Owners, Annuitants and Beneficiaries: Since the joint life benefit will terminate unless the surviving covered spouse continues the contract under the spousal option to continue the contract upon the owner’s death provision, only ownership arrangements that permit such continuation are allowed at rider issue. In general, the covered spouses should be joint owners, or one covered spouse should be the owner and the other covered spouse should be named as the sole primary beneficiary.
You are responsible for establishing ownership arrangements that will allow for spousal continuation.
If you select the SecureSource Stages 2 — Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse cannot utilize the spousal continuation provision of the contract when the death benefit is payable.
•	Limitations on Purchase Payments: We reserve the right to limit the cumulative amount of purchase payments (subject to state restrictions), which may limit your ability to make additional purchase payments to increase your contract value as you may have originally intended. For current purchase payment restrictions, please see “Buying Your Contract —Purchase Payments”.
•	Interaction with Total Free Amount (FA) contract provision: The FA is the amount you are allowed to withdraw from the contract in each contract year without incurring a surrender charge (see “Charges — Surrender Charge”). The FA may be greater than the remaining annual lifetime payment under this rider. Any amount you withdraw under the contract’s FA provision that exceeds the remaining annual lifetime payment is subject to the excess withdrawal processing described below.

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You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation because:
•	Tax Considerations for Nonqualified Annuities: Under current federal income tax law, withdrawals under nonqualified annuities, including withdrawals taken from the contract under the terms of the rider, are treated less favorably than amounts received as annuity payments under the contract (see “Taxes — Nonqualified Annuities”). Withdrawals are taxable income to the extent of earnings. Withdrawals of earnings before age 59½ may also incur a 10% IRS early withdrawal penalty. You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation.
•	Tax Considerations for Qualified Annuities: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see “Taxes — Qualified Annuities — Required Minimum Distributions”). If you have a qualified annuity, you may need to take an RMD during the waiting period the lifetime benefit amount will be determined using percentage B for as long as rider benefits are payable. While the rider permits certain excess withdrawals to be taken for the purpose of satisfying RMD requirements for your contract alone without reducing future benefits guaranteed under the rider, there can be no guarantee that changes in the federal income tax law after the effective date of the rider will not require a larger RMD to be taken, in which case, future guaranteed withdrawals under the rider could be reduced. See Appendix F for additional information.
•	Treatment of non-spousal distributions: Unless you are married your beneficiary will be required to take distributions as a non-spouse which may result in significantly decreasing the value of the rider. Please note civil unions and domestic partnerships generally are not recognized as marriages for federal tax purposes. For additional information see “Taxes — Other — Spousal status” section of this prospectus.
Lifetime Benefit Description
Single Life only: Covered Person: the person whose life is used to determine when the annual lifetime payment is established, and the duration of the ALP payments (see “Annual Lifetime Payment (ALP)” heading below). The covered person is the oldest contract owner. If any owner is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the covered person is the oldest annuitant.
Joint Life only: Covered Spouses: the contract owner and his or her legally married spouse as defined under federal law, as named on the application for as long as the marriage is valid and in effect. If any contract owner is a nonnatural person or a revocable trust, the covered spouses are the annuitant and the legally married spouse of the annuitant. The covered spouses lives are used to determine when the annual lifetime payment is established, and the duration of the ALP payments (see “Annual Lifetime Payment (ALP)” heading below). The covered spouses are established on the rider effective date and cannot be changed.
Annual Lifetime Payment (ALP): the lifetime benefit amount available each contract year after the covered person (Joint Life: younger covered spouses) has reached age 50. When the ALP is established and at all times thereafter, the ALP is equal to the BB multiplied by the lifetime payment percentage. Anytime the lifetime payment percentage or BB changes as described below, the ALP will be recalculated. After the waiting period and when the ALP is established, the first withdrawal taken in each contract year will set and fix the lifetime payment percentage for the remainder of the contract year.
If you withdraw less than the ALP in a contract year, the unused portion does not carry over to future contract years.
Single Life: The ALP is established on the later of the rider effective date if the covered person has reached age 50, or the date the covered person’s attained age equals age 50.
Joint Life: The ALP is established on the earliest of the following dates:
•	The rider effective date if the younger covered spouse has already reached age 50.
•	The date the younger covered spouse’s attained age equals age 50.
•	Upon the first death of a covered spouse, then either: (a) the date we receive a written request when the death benefit is not payable and the surviving covered spouse has already reached age 50, (b) the date spousal continuation is effective when the death benefit is payable and the surviving covered spouse has already reached age 50, or (c) the date the surviving covered spouse reaches age 50.
•	Following dissolution of marriage of the covered spouses, then either (a) the date we receive a written request if the remaining covered spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) has already reached age 50, or (b) the date the remaining covered spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) reaches age 50.
Remaining Annual Lifetime Payment (RALP): the annual lifetime payment guaranteed for withdrawal for the remainder of the contract year. The RALP is established at the same time as the ALP. The RALP equals the ALP less all withdrawals in the current contract year, but it will not be less than zero.

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Lifetime Payment Percentage: used to calculate the annual lifetime payment. Two percentages are used for a given age band, percentage A or percentage B, depending on the factors described below.
For ages:
•	50-58, percentage A is 4% and percentage B is 3%.
•	59-64, percentage A is 5% and percentage B is 4%.
•	65-79, percentage A is 6% and percentage B is 5%.
•	80 and older, percentage A is 7% and percentage B is 6%.
The age band for the lifetime payment percentage is determined at the following times:
•	When the ALP is established: The age band used to calculate the initial ALP is the percentage for the covered person’s attained age (Joint Life: younger covered spouse’s attained age).
•	On the covered person’s subsequent birthdays (Joint Life: younger covered spouse’s subsequent birthdays): Except as noted below, if the covered person’s new attained age (Joint Life: younger covered spouse’s attained age) is in a higher age band, then the higher age band will be used to determine the appropriate lifetime payment percentage. (However, if you decline any rider fee increase or if a withdrawal has been taken since the ALP was established, then the lifetime payment percentage will not change on subsequent birthdays.)
•	Upon annual step ups (see “Annual step ups” below).
•	For the Joint life rider, upon death or change in marital status: In the event of death or dissolution of marriage: (A) If no withdrawal has been taken since the ALP was established and no rider fee increase has been declined, the lifetime payment percentage will be reset based on the Age Band for the remaining covered spouse’s attained age. (B) If the ALP is not established but the remaining covered spouse has reached the youngest age in the first Age Band, the remaining covered spouse’s attained age will be used to determine the age band for the lifetime payment percentage. In the event of remarriage of the covered spouses to each other, the lifetime payment percentage used is the percentage for the younger covered spouse’s attained age.
The following determines whether percentage A or percentage B is used for each applicable age band:
During the waiting period, percentage B will be used. If you take a withdrawal in the waiting period, percentage B will be used and the income bonus will not be available for as long as rider benefits are payable.
If no withdrawal is taken during the waiting period, after the waiting period a comparison of your contract value and the withdrawal adjustment base (WAB) determines whether percentage A or percentage B is used to calculate the ALP unless the percentage is fixed as described below. Market volatility, a prolonged flat, low or down market, rider credits, and the deduction of charges all impact whether you are eligible for percentage A or percentage B. On each valuation date, if the benefit determining percentage is less than the 20% adjustment threshold, then percentage A is used in calculating your ALP, otherwise percentage B is used. The benefit determining percentage is calculated as follows, but it will not be less than zero:
1 – (a/b)	where:

a	=	Contract value at the end of the prior valuation period
b	=	WAB at the end of the prior valuation period
After the ALP is established and after the waiting period, the first withdrawal taken in each contract year will set and fix the lifetime payment percentage for the remainder of the contract year. Beginning on the next rider anniversary, the lifetime payment percentage can change on each valuation day as described above until a withdrawal is taken in that contract year.
However, at the earliest of (1), (2) or (3) below Percentage A and Percentage B will be set and remain fixed as long as the benefit is payable:
•	if the ALP is established, when your contract value on a rider anniversary is less than two times the benefit base (BB) multiplied by percentage B for your current age band, or
•	when the contract value reduces to zero, or
•	on the date of death (Joint Life: remaining covered spouse’s date of death) when a death benefit is payable.
For certain periods of time at our discretion and on a non-discriminatory basis, your lifetime payment percentage may be set by us to percentage A if more favorable to you.
Determination of Adjustments of Benefit Values: Your lifetime benefit values (benefit base (BB), credit base (CB) and withdrawal adjustment base (WAB)) and principal back guarantee (PBG) are determined at the following times and are subject to a maximum amount of $10 million each:
•	On the contract date: The WAB, CB, BB and PBG are set equal to the initial purchase payment.

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•	When an additional purchase payment is made: If the WAB and CB are greater than zero, the WAB and CB will be increased by the amount of each additional purchase payment. The BB and PBG will be increased by the amount of each additional purchase payment.
•	When a withdrawal is taken: If the CB is greater than zero, the CB will be permanently reset to zero when the first withdrawal is taken, and there will be no additional rider credits.
When a withdrawal is taken:
(a)	If the first withdrawal is taken during the waiting period, the WAB will be permanently reset to zero. If the first withdrawal is taken after the waiting period, the WAB will be reduced by the “adjustment for withdrawal,” as defined below.
(b)	If the ALP is established and the withdrawal is less than or equal to the RALP, the BB does not change and the PBG is reduced by the amount of the withdrawal, but it will not be less than zero.
(c)	If the ALP is not established, excess withdrawal processing will occur as follows. The BB will be reduced by the “adjustment for withdrawal,” and the PBG will be reduced by the greater of the amount of the withdrawal or the “adjustment for withdrawal,” but it will not be less than zero.
(d)	If the ALP is established and the withdrawal is greater than the RALP, excess withdrawal processing will occur as follows:
The PBG will be reset to the lesser of:
(i)	the PBG reduced by the amount of the withdrawal, but it will not be less than zero; or
(ii)	the PBG minus the RALP on the date of (but prior to) the withdrawal and further reduced by an amount calculated as follows, but it will not be less than zero:

a × b	where:
c

a	=	the amount of the withdrawal minus the RALP
b	=	the PBG minus the RALP on the date of (but prior to) the withdrawal
c	=	the contract value on the date of (but prior to) the withdrawal minus the RALP
The BB will be reduced by an amount as calculated below:
d × e	where:
f

d	=	the amount of the withdrawal minus the RALP
e	=	the BB on the date of (but prior to) the withdrawal
f	=	the contract value on the date of (but prior to) the withdrawal minus the RALP.
Adjustment for Withdrawal Definition: When the WAB, PBG or BB is reduced by a withdrawal in the same proportion as the contract value is reduced, the proportional amount deducted is the “adjustment for withdrawal.” The “adjustment for withdrawal” is calculated as follows:
g × h	where:
i

g	=	the amount the contract value is reduced by the withdrawal
h	=	the WAB, BB or PBG (as applicable) on the date of (but prior to) the withdrawal
I	=	the contract value on the date of (but prior to) the withdrawal.
Rider Anniversary Processing: The following describes how the WAB, BB and PBG are calculated on rider anniversaries, subject to the maximum amount of $10 million for each, and how the lifetime payment percentage can change on rider anniversaries.
•	The WAB on rider anniversaries: Unless the WAB is permanently reset to zero or you decline any rider fee increase, the WAB (after any rider credit is added) will be increased to the contract value, if the contract value is greater.
•	Rider Credits: If you did not take any withdrawals and you did not decline any rider fee increase, rider credits are available for the first ten contract anniversaries. On the first anniversary, the rider credit equals the credit base (CB) 180 days following the rider effective date multiplied by 8%. On any subsequent anniversaries, the rider credit equals the CB as of the prior rider anniversary multiplied by 6%. On the first anniversary the BB and WAB will be set to the greater of the current BB, or the BB 180 days following the contract date increased by the rider credit and any additional purchase payments since 180 days following the rider effective date. On any subsequent rider credit dates the BB and WAB will be set to the greater of the current BB, or the BB on the prior anniversary increased by the rider

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credit and any additional purchase payments since the prior anniversary. If the CB is greater than zero, the CB will be permanently reset to zero on the 10th rider anniversary after any adjustment to the WAB and BB, and there will be no additional rider credits.
•	Annual step ups: Beginning with the first rider anniversary, an annual step-up may be available. If you decline any rider fee increase, future annual step-ups will no longer be available.
The annual step-up will be executed on any rider anniversary where the contract value (after charges are deducted) is greater than the PBG or the BB after any rider credit is added. If an annual step-up is executed, the PBG, BB and lifetime payment percentage will be adjusted as follows: The PBG will be increased to the contract value, if the contract value is greater. The BB (after any rider credit is added) will be increased to the contract value, if the contract value is greater. If the covered person’s attained age (Joint Life: younger covered spouses attained age) on the rider anniversary is in a higher age band and (1) there is an increase to BB due to a step-up or (2) the BB is at the maximum of $10,000,000 so there was no step-up of the BB, then the higher age band will be used to determine the appropriate lifetime payment percentage, regardless of any prior withdrawals.
Other Provisions
Required Minimum Distributions (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the remaining annual lifetime payment on the most recent contract anniversary, the portion of your RMD that exceeds the benefit amount will not be subject to excess withdrawal processing provided that the following conditions are met:
•	The annual lifetime payment is established;
•	The RMD is for your contract alone;
•	The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and
•	The RMD amount is otherwise based on the requirements of section 401(a) (9), related Code provisions and regulations thereunder that were in effect on the contract date.
RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing. If any withdrawal is taken in the waiting period, including RMDs, Percentage B for the applicable age band will be used as long as rider benefits are payable. Any withdrawals taken before the annual lifetime payment is established or withdrawing amounts greater than the remaining annual lifetime payment that do not meet these conditions will result in excess withdrawal processing. The amount in excess of the RALP that is not subject to excess withdrawal processing will be recalculated if the ALP changes due to lifetime payment percentage changes. See Appendix E for additional information.
Spousal Option to Continue the Contract upon Owner’s Death (Spousal Continuation):
Single Life: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource Stages 2 — Single Life rider terminates.
Joint Life: If a surviving spouse is a covered spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource Stages 2 — Joint Life rider also continues. However, if the covered spouse continues the contract as an inherited IRA or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate. The surviving covered spouse can name a new beneficiary; however, a new covered spouse cannot be added to the rider.
Unless you decline a rider fee increase, at the time of spousal continuation, a step-up may be available. All annual step-up rules (see “Rider Anniversary Processing — Annual Step-Up” heading above) also apply to the spousal continuation step-up except that the RALP will be reduced for any prior withdrawals in that contract year. The WAB, if greater than zero, will be increased to the contract value if the contract value is greater. The spousal continuation step-up is processed on the valuation date spousal continuation is effective.
Rules for Surrender: Minimum contract values following surrender no longer apply to your contract. For withdrawals, the withdrawal will be taken from all accounts and the variable subaccounts in the same proportion as your interest in each bears to the contract value. You cannot specify from which accounts the withdrawal is to be taken.
If your contract value is reduced to zero, the CB, if greater than zero, will be permanently reset to zero, and there will be no additional rider credits. Also, the following will occur:
•	If the ALP is not established and if the contract value is reduced to zero as a result of market performance, fees or charges, then the owner must wait until the ALP would be established, and the ALP will be paid annually until the death of the covered person (Joint Life: both covered spouses).
•	If the ALP is established and if the contract value is reduced to zero as a result of market performance, fees or charges, or as a result of a withdrawal that is less than or equal to the RALP, then the owner will receive the ALP paid annually until the death of the covered person (Joint Life: both covered spouses).

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In either case above:
•	These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, We have the right to change the frequency, but no less frequently than annually.
•	We will no longer accept additional purchase payments.
•	No more charges will be collected for the rider.
•	The current ALP is fixed for as long as payments are made.
•	The death benefit becomes the remaining schedule of annual lifetime payments, if any, until total payments to the owner and the beneficiary are equal to the PBG at the time the contract value falls to zero.
•	The amount paid in the current contract year will be reduced for any prior withdrawals in that contract year.
•	If the ALP is not established and if the contract value is reduced to zero as a result of a withdrawal taken before the ALP is established, this rider and the contract will terminate.
•	If the ALP is established and if the contract value is reduced to zero as a result of a withdrawal that is greater than the RALP, this rider and the contract will terminate.
At Death:
Single Life: If the contract is jointly owned and an owner dies when the contract value is greater than zero, the lifetime benefit for the covered person will cease even if the covered person is still living or if the contract is continued under the spousal continuation option.
Joint Life: If the death benefit becomes payable at the death of a covered spouse, the surviving covered spouse must utilize the spousal continuation option to continue the lifetime benefit. If spousal continuation is not available, the rider terminates. The lifetime benefit ends at the death of the surviving covered spouse.
If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may:
•	elect to take the death benefit under the terms of the contract, or
•	elect to take the principal back guarantee available under this rider, or
•	continue the contract and the SecureSource Stages 2 — Joint Life rider under the spousal continuation option.
For single and joint life, the beneficiary may elect the principal back guarantee under this rider if payments begin no later than one year after your death and the payout period does not extend beyond the beneficiary’s life or life expectancy. If elected, the following will occur:
1.	If the PBG is greater than zero and the ALP is established, the ALP on the date of death will be paid until total payments to the beneficiary are equal to the PBG on the date of death.
2.	If the PBG is greater than zero and the ALP is not established, the BB on the date of death multiplied by the lifetime payment percentage used for the youngest age of the covered spouses in the first age band will be paid annually until total payments to the beneficiary are equal to the PBG on the date of death.
In either of the above cases:
•	After the date of death, there will be no additional rider credits or annual step-ups.
•	The lifetime payment percentage used will be set as of the date of death.
•	The amount paid in the current contract year will be reduced for any prior withdrawals in that year.
3.	On the date of death (Joint Life: remaining covered spouse’s date of death), if the CB is greater than zero, the CB will be permanently reset to zero, and there will be no additional rider credits.
4.	If the PBG equals zero, the benefit terminates. No further payments are made.
Contract Ownership Change:
Single Life: If allowed by state law, change of ownership is subject to our approval. If there is a change of ownership and the covered person remains the same, the rider continues with no change to any of the rider benefits. Effective May 1, 2016, joint ownership and joint annuitants are not allowed except for contracts issued in California. If there is a change of ownership and the covered person would be different, the rider terminates.
Joint Life: Ownership changes are only allowed between the covered spouses or their revocable trust(s) and are subject to our approval, if allowed by state law. No other ownership changes are allowed as long as the rider is in force.
Assignment: If allowed by state law, an assignment is subject to our approval.
Annuity Provisions: If your annuitization start date is the maximum annuitization start date, you can choose one of the payout options available under the contract or an alternative fixed annuity payout option available under the SecureSource Stages 2 rider. Under the rider’s payout option, the minimum amount payable shown in Table B, will not apply and you will receive the annual lifetime payment provided by this rider until the later of the death of the covered person (Joint Life: both covered spouses) or depletion of the principal back guarantee. If you choose to receive the ALP,

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the amount payable each year will be equal to the annual lifetime payment on the annuitization start date. The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. For more information about annuity payout plans, please see “The Annuity Payout Period - Annuity Payout Plans.”
If you choose to receive the ALP rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date except for the PBG.
Rider Termination
The SecureSource Stages 2 rider cannot be terminated either by you or us except as follows:
•	Single Life: a change of ownership that would result in a different covered person will terminate the rider.
•	Single Life: after the death benefit is payable, the rider will terminate.
•	Single Life: spousal continuation will terminate the rider.
•	Joint Life: After the death benefit is payable the rider will terminate if anyone other than a covered spouse continues the contract. However, if the covered spouse continues the contract as an inherited IRA or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate.
•	On the annuitization start date, the rider will terminate.
•	You may terminate the rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase. (see “Charges — SecureSource Stages 2 rider charge”).
•	When the contract value is zero and either the annual lifetime payment is not established or a withdrawal in excess of the remaining annual lifetime payment is taken, the rider will terminate.
•	Termination of the contract for any reason will terminate the rider.
For an example, see Appendix D.
Accumulation Protector Benefit Rider
The Accumulation Protector Benefit rider is an optional benefit, available for contract applications signed on or after May 3, 2010, that you may select for an additional charge. We have offered a different version of the Accumulation Protector Benefit rider for the Original Contract with applications signed prior to June 1, 2009. The description of the Accumulation Protector Benefit rider in this section applies to both Original and Current contracts unless noted otherwise. The Accumulation Protector Benefit rider specifies a waiting period that ends on the benefit date. The Accumulation Protector Benefit rider provides a one-time adjustment to your contract value on the benefit date if your contract value is less than the Minimum Contract Accumulation Value (defined below) on that benefit date. On the benefit date, if the contract value is equal to or greater than the Minimum Contract Accumulation Value, as determined under the Accumulation Protector Benefit rider, the Accumulation Protector Benefit rider ends without value and no benefit is payable.
If the contract value falls to zero as the result of adverse market performance or the deduction of fees and/or charges at any time during the waiting period and before the benefit date, the contract and all riders, including the Accumulation Protector Benefit rider will terminate without value and no benefits will be paid. Exception: if you are still living on the benefit date, we will pay you an amount equal to the Minimum Contract Accumulation Value as determined under the Accumulation Protector Benefit rider on the valuation date your contract value reached zero.
For the Current Contract, if you are (or if the owner is a non-natural person, then the annuitant is) age 80 or younger at contract issue and this rider is available in your state, you may elect the Accumulation Protector Benefit rider at the time you purchase your contract and the rider effective date will be the contract issue date. For the Original Contract, you may have elected the Accumulation Protector Benefit rider at the time you purchased your contract and the rider effective date was the contract issue date. The Accumulation Protector Benefit rider may not be terminated once you have elected it except as described in the “Terminating the Rider” section below. An additional charge for the Accumulation Protector Benefit rider will be assessed annually during the waiting period. The rider ends when the waiting period expires and no further benefit will be payable and no further charges for the rider will be deducted. After the waiting period, you have the following options:
•	Continue your contract;
•	Take partial surrenders or make a full surrender; or
•	Annuitize your contract.
The Accumulation Protector Benefit rider may not be purchased with the optional SecureSource Stages 2 rider.

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You should consider whether an Accumulation Protector Benefit rider is appropriate for you because:
•	you must be invested in one of the approved investment options. This requirement limits your choice of investments. This means you will not be able to allocate contract value to all of the subaccounts, GPAs or the regular fixed account that are available under the contract to other contract owners who do not elect this rider. You may allocate qualifying purchase payments to the Special DCA fixed account, when available (see “The Special DCA Fixed Account”), and we will make monthly transfers into the investment option you have chosen. (See “Making the Most of Your Contract — Portfolio Navigator Program and Portfolio Stabilizer Funds”);
•	you may not make additional purchase payments to your contract during the waiting period after the first 180 days immediately following the effective date of the Accumulation Protector Benefit rider. Some exceptions apply (see “Additional Purchase Payments with Elective Step up” below). In addition, we reserve the right to change these additional purchase payment limitations, including making further restrictions, upon written notice;
•	if you purchase this contract as a qualified annuity, for example, an IRA, you may need to take partial surrenders from your contract to satisfy the RMDs under the Code. Partial surrenders, including those used to satisfy RMDs, will reduce any potential benefit that the Accumulation Protector Benefit rider provides. You should consult your tax advisor if you have any questions about the use of this rider in your tax situation;
•	if you think you may surrender all of your contract value before you have held your contract with this benefit rider attached for 10 years, or you are considering selecting an annuity payout option within 10 years of the effective date of your contract, you should consider whether this optional benefit is right for you. You must hold the contract a minimum of 10 years from the effective date of the Accumulation Protector Benefit rider, which is the length of the waiting period under the Accumulation Protector Benefit rider, in order to receive the benefit, if any, provided by the Accumulation Protector Benefit rider. In some cases, as described below, you may need to hold the contract longer than 10 years in order to qualify for any benefit the Accumulation Protector Benefit rider may provide;
•	the 10 year waiting period under the Accumulation Protector Benefit rider will restart if you exercise the elective step up option (described below) or your surviving spouse exercises the spousal continuation elective step up (described below); and
•	the 10 year waiting period under the Accumulation Protector Benefit rider may be restarted if you elect to change your investment option to one that causes the Accumulation Protector Benefit rider charge to increase (see “Charges”).
Be sure to discuss with your investment professional whether an Accumulation Benefit rider is appropriate for your situation.
Here are some general terms that are used to describe the operation of the Accumulation Protector Benefit:
Benefit Date: This is the first valuation date immediately following the expiration of the waiting period.
Minimum Contract Accumulation Value (MCAV): An amount calculated under the Accumulation Protector Benefit rider. The contract value will be increased to equal the MCAV on the benefit date if the contract value on the benefit date is less than the MCAV on the benefit date.
Adjustments for Partial Surrenders: The adjustment made for each partial surrender from the contract is equal to the amount derived from multiplying (a) and (b) where:
(a)	is 1 minus the ratio of the contract value on the date of (but immediately after) the partial surrender to the contract value on the date of (but immediately prior to) the partial surrender; and
(b)	is the MCAV on the date of (but immediately prior to) the partial surrender.
Waiting Period: The waiting period for the rider is 10 years.
We reserve the right to restart the waiting period on the latest contract anniversary if you change your investment option after we have exercised our rights to increase the rider fee.
Your initial MCAV is equal to your initial purchase payment. It is increased by the amount of any subsequent purchase payments received within the first 180 days that the rider is effective. It is reduced by any adjustments for partial surrenders made during the waiting period.
Automatic Step up
On each contract anniversary after the effective date of the rider, the MCAV will be set to the greater of:
1. 80% of the contract value (after charges are deducted) on the contract anniversary; or
2. the MCAV immediately prior to the automatic step up.
The automatic step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be surrendered or paid upon death. Rather, the automatic step up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the benefit date.

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The automatic step up of the MCAV does not restart the waiting period or increase the charge (although the total fee for the rider may increase).
Elective Step up Option
Within thirty days following each contract anniversary after the rider effective date, but prior to the benefit date, you may notify us in writing that you wish to exercise the annual elective step up option. You may exercise this elective step up option only once per contract year during this 30 day period. If your contract value (after charges are deducted) on the valuation date we receive your written request to step up is greater than the MCAV on that date, your MCAV will increase to 100% of that contract value.
We may increase the fee for your rider (see “Charges — Accumulation Protector Benefit Rider Charge”). The revised fee would apply to your rider if you exercise the annual elective step up, your MCAV is increased as a result, and the revised fee is higher than your annual rider fee before the elective step up. Elective step ups will also result in a restart of the waiting period as of the most recent contract anniversary.
The elective step up does not create contract value, guarantee the performance of any investment option or provide any benefit that can be surrendered or paid upon death. Rather the elective step up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the benefit date.
For Original Contracts:
We have the right to restrict the elective step up option on inherited IRAs, but we currently allow them. Please consider carefully if an elective step up is appropriate if you own an inherited IRA because the elective step up will restart the waiting period and the required minimum distributions for an inherited IRA may significantly decrease the future benefit payable under this rider. We reserve the right to restrict the elective step up option on inherited IRAs in the future.
The elective step up option is not available if the benefit date would be after the annuitization start date. See “The Annuitization Start Date” section for options available to you.
For Current Contracts:
The elective step up option is not available for inherited IRAs or if the benefit date would be after the annuitization start date. (see “The Annuitization Start Date” section for annuitization start date options)
Additional Purchase Payments with Annual Elective Step ups — Current Contract Only
If your MCAV is increased as a result of elective step up, you have 180 days from the latest contract anniversary to make additional purchase payments, if allowed under the base contract. The MCAV will include the amount of any additional purchase payments received during this period. We reserve the right to change these additional purchase payment limitations.
Spousal Continuation
If a spouse chooses to continue the contract under the spousal continuation provision, the rider will continue as part of the contract. Once, within the thirty days following the date of spousal continuation, the spouse may choose to exercise an elective step up. The spousal continuation elective step up is in addition to the annual elective step up. If the contract value on the valuation date we receive the written request to exercise this option is greater than the MCAV on that date, we will increase the MCAV to that contract value. If the MCAV is increased as a result of the elective step up and we have increased the charge for the Accumulation Protector Benefit rider, the spouse will pay the charge that is in effect on the valuation date we receive their written request to step up for the entire contract year. In addition, the waiting period will restart as of the most recent contract anniversary.
Change of Ownership or Assignment
Subject to state limitations, a change of ownership or assignment is subject to our approval.
Terminating the Rider
The rider will terminate under the following conditions:
The rider will terminate before the benefit date without paying a benefit on the date:
•	you take a full surrender;
•	annuitization begins;
•	the contract terminates as a result of the death benefit being paid; or
•	when a beneficiary elects an alternative payment plan which is an inherited IRA.
The rider will terminate on the benefit date.
For an example, see Appendix L.

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Optional Living Benefits
(For contracts with application signed before July 19, 2010)
If you bought a contract before July 19, 2010 with an optional living benefit, please use the following table to review the disclosure that applies to the optional living benefit rider you purchased. If you are uncertain as to which optional living benefit rider you purchased, ask your investment professional, or contact us at the telephone number or address shown on the first page of this prospectus.
If you purchased a contract(1)...	and you selected one of the following optional living benefits...	Disclosure for this benefit may be found in the following Appendix:
Before April 29, 2005	Guarantor Withdrawal Benefit (“Rider B”)	Appendix J
April 29, 2005 – April 30, 2006	Guarantor Withdrawal Benefit (“Rider A”)	Appendix J
May 1, 2006 – April 30, 2007	Guarantor Withdrawal Benefit for Life	Appendix I
Before May 1, 2007	Income Assurer Benefit	Appendix K
Before Aug. 10, 2009	SecureSource Rider	Appendix M
Before Nov. 30, 2009	SecureSource 20 Rider	Appendix N
Before July 19, 2010	SecureSource Stages Rider	Appendix O
(1)	These dates are approximate and will vary by state; your actual contract and any riders are the controlling documents.
Optional Additional Death Benefits
Benefit Protector Death Benefit Rider (Benefit Protector)
The Benefit Protector is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see “Charges”). The Benefit Protector provides reduced benefits if you (Current Contract) or you or the annuitant (Original Contract) are 70 or older at the rider effective date, The Benefit Protector does not provide any additional benefit before the first rider anniversary.
If this rider is available in your state and you (Current Contract) or both you and the annuitant (Original Contract) are 75 or younger at contract issue, you may choose to add the Benefit Protector to your contract. You must elect the Benefit Protector at the time you purchase your contract and your rider effective date will be the contract issue date. You may not select this rider if you select the Benefit Protector Plus, the 5% Accumulation Death Benefit or Enhanced Death Benefit.
Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see “Taxes — Qualified Annuities — Required Minimum Distributions”). Since the benefit paid by the rider is determined by the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking any surrenders including RMDs. Be sure to discuss with your investment professional and tax advisor whether or not the Benefit Protector is appropriate for your situation.
The Benefit Protector provides that if you (Current Contract) or you or the annuitant (Original Contract) die after the first rider anniversary, but before the annuitization start date, and while this contract is in force, we will pay the beneficiary:
•	the applicable death benefit, plus:
•	40% of your earnings at death if you (Current Contract) or you and the annuitant (Original Contract) were under age 70 on the rider effective date; or
•	15% of your earnings at death if you (Current Contract) or you or the annuitant (Original Contract) were 70 or older on the rider effective date.
For the Current Contract, if this rider is effective after the contract date or if there has been a covered life change, remaining purchase payment is established or set as the contract value on the rider effective date or, if later, the date of the most recent covered life change. Thereafter, remaining purchase payments is increased by the amount of each additional purchase payment and adjusted for each partial surrender.
Earnings at death: For purposes of the Benefit Protector and Benefit Protector Plus riders, this is an amount equal to the applicable death benefit minus remaining purchase payments (also referred to as purchase payments not previously surrendered under the Original Contract). Partial surrenders will come from any earnings before reducing purchase payments in the contract. The earnings at death may not be less than zero and may not be more than 250% of the purchase payments not previously surrendered that are one or more years old.
Note: Purchase payments not previously surrendered is calculated differently and is not the same value as purchase payments not previously surrendered used in the surrender charge calculation.

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Terminating the Benefit Protector
Current Contract:
•	You may terminate the rider within 30 days after the first rider anniversary.
•	You may terminate the rider within 30 days after any rider anniversary beginning with the seventh rider anniversary.
•	The rider will terminate when you make a full surrender from the contract or on the annuitization start date.
•	Your spouse may terminate the rider within 30 days following the effective date of the spousal continuation if your spouse is age 75 or younger.
•	A new owner may terminate the rider within 30 days following the effective date of an ownership change if the new owner is age 75 or younger.
•	The rider will terminate for a spousal continuation or ownership change if the spouse or new owner is age 76 or older at the time of the change.
•	The rider will terminate after the death benefit is payable, unless the spouse continues the contract under spousal continuation provision.
•	The rider will terminate when a beneficiary elects an alternative payment plan which is an inherited IRA.
Original Contract:
•	You may terminate the rider within 30 days of the first rider anniversary.
•	You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.
•	Our current administrative practice allows a new owner or your spouse to terminate the rider within 30 days following the effective date of the ownership change or spousal continuation.
•	The rider will terminate when you make a full surrender from the contract or on the annuitization start date.
•	The rider will terminate when a beneficiary elects an alternative payment plan which is an inherited IRA.
If your spouse is the sole beneficiary and you die before the annuitization start date, your spouse may keep the contract as owner. For Current Contract, your spouse will be subject to all the limitations and restrictions of the rider just as if they were purchasing a new contract and the age of the new spouse at the time of the change will be used to determine the earnings at death percentage going forward. If your spouse does not qualify for the rider on the basis of age we will terminate the rider. If they do qualify for the rider on the basis of age we will set the contract value equal to the death benefit that would otherwise have been paid (without regard to the Full Surrender Value) and we will substitute this new contract value on the date of death for “remaining purchase payments” used in calculating earnings at death.
For Current Contract, after a covered life change other than a spouse that continues the contract, the new owner will be subject to all the limitations and restrictions of the rider just as if they were purchasing a new contract and the age of the new owner at the time of the change will be used to determine the earnings at death percentage going forward. If the new owner does not qualify for the rider on the basis of age we will terminate the rider. If they do qualify for the rider on the basis of age we will substitute the contract value on the date of the ownership changes for remaining purchase payments used in calculating earnings at death.
For an example, see Appendix F.
Benefit Protector Plus Death Benefit Rider (Benefit Protector Plus)
The Benefit Protector Plus is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see “Charges”). The Benefit Protector Plus provides reduced benefits if you (Current Contract), or you or the annuitant (Original Contract) are 70 or older at the rider effective date. It does not provide any additional benefit before the first rider anniversary and it does not provide any benefit beyond what is offered under the Benefit Protector rider during the second rider year. Be sure to discuss with your investment professional whether or not the Benefit Protector Plus is appropriate for your situation.
If this rider is available in your state and you (Current Contract) or both you and the annuitant (Original Contract) are 75 or younger at contract issue, you may choose to add the Benefit Protector Plus to your contract. You must elect the Benefit Protector Plus at the time you purchase your contract and your rider effective date will be the contract issue date. This rider is only available for transfers, exchanges or rollovers. If this is a non-qualified annuity, transfers, exchanges or rollovers must be from another annuity or life insurance policy. You may not select this rider if you select the Benefit Protector Rider, 5% Accumulation Death Benefit or the Enhanced Death Benefit.

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Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see “Taxes — Qualified Annuities — Required Minimum Distributions”). Since the benefit paid by the rider is determined by the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking any surrenders including RMDs. Be sure to discuss with your investment professional and tax advisor whether or not the Benefit Protector Plus is appropriate for your situation.
The Benefit Protector Plus provides that if you (Current Contract), or you or the annuitant (Original Contract) die after the first rider anniversary, but before the annuitization start date, and while this contract is in force, we will pay the beneficiary:
•	the benefits payable under the Benefit Protector described above, plus:
•	a percentage of purchase payments made within 60 days of contract issue not previously surrendered as follows:

Rider year when death occurs;	Percentage if you (Current Contract) or you and the annuitant (Original Contract) are under age 70 on the rider effective date	Percentage if you (Current Contract) or you or the annuitant (Original Contract) are 70 or older on the rider effective date
One and Two	0%	0%
Three and Four	10%	3.75%
Five or more	20%	7.5%
Another way to describe the benefits payable under the Benefit Protector Plus rider is as follows:
•	the applicable death benefit plus:

Rider year when death occurs;	If you (Current Contact) or you and the annuitant (Original Contract) are under age 70 on the rider effective date, add…	If you (Current Contract) or you or the annuitant (Original Contract) are age 70 or older on the rider effective date, add…
One	Zero	Zero
Two	40% x earnings at death (see above)	15% x earnings at death
Three and Four	40% x (earnings at death + 25% of initial purchase payment*)	15% x (earnings at death + 25% of initial purchase payment*)
Five or more	40% x (earnings at death + 50% of initial purchase payment*)	15% x (earnings at death + 50% of initial purchase payment*)
*	Initial purchase payments are payments made within 60 days of rider issue not previously surrendered.
Terminating the Benefit Protector Plus
•	You may terminate the rider within 30 days of the first rider anniversary.
•	You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.
•	The rider will terminate when you make a full surrender from the contract, on the annuitization start date, or when the death benefit is payable.
•	The rider will terminate if there is an ownership change.
•	The rider will terminate when a beneficiary elects an alternative payment plan which is an inherited IRA.
•	If your spouse is sole beneficiary and you die before the annuitization start date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid (without regard to the Full Surrender Value for the Current Contract). We will then terminate the Benefit Protector Plus (see “Benefits in Case of Death”).
For an example, see Appendix G.
The Annuity Payout Period
As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting on the annuitization start date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct surrender charges upon annuitization but surrender charges may be applied when electing to exercise liquidity features we may make available under certain fixed annuity payout options.
You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your annuitization start date after any rider charges have been deducted, plus any positive or negative MVA (less any applicable premium tax). Additionally, we currently allow you to use part of the amount available to purchase payouts, leaving any remaining contract value to accumulate on a tax-deferred basis. Special rules apply for partial annuitization of your annuity contract, see “Taxes — Nonqualified Annuities — Annuity payouts” and “Taxes — Qualified Annuities — Annuity payouts.” If you select a variable annuity payout, we reserve the right to limit the number of subaccounts in which you

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may invest. The GPAs and the Special DCA fixed account (Current Contract) and the DCA fixed account (Original Contract) are not available during this payout period. Additionally, Portfolio Stabilizer funds are not available during this payout period.
Amounts of fixed and variable payouts depend on:
•	the annuity payout plan you select;
•	the annuitant’s age and, in most cases, sex;
•	the annuity table in the contract; and
•	the amounts you allocated to the accounts at the annuitization start date.
In addition, for variable annuity payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. Fixed payouts generally remain the same from month to month unless you have elected an option providing for increasing payments or are exercising any available liquidity features we may offer and you have elected.
For information with respect to transfers between accounts after annuity payouts begin, (see “Making the Most of Your Contract — Transfer policies”).
Annuity Tables
The annuity tables in your contract (Table A and Table B) show the amount of the monthly payout for each $1,000 of contract value according to the age and, when applicable, the annuitant’s sex. (Where required by law, we will use a unisex table of settlement rates.)
Table A shows the amount of the first monthly variable annuity payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the annuitization start date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using a 5% assumed interest rate results in a higher initial payout, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.
Table B shows the minimum amount of each fixed annuity payout. We declare current payout rates that we use in determining the actual amount of your fixed annuity payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.
Annuity Payout Plans
We make available variable annuity payouts where payout amounts will vary based on the performance of the variable account. We may also make fixed annuity payouts available where payments of a fixed amount are made for the period specified in the plan, subject to any surrender we may permit. You may choose an annuity payout plan by giving us written instructions at least 30 days before the annuitization start date. Generally, you may select one of the Plans A through E below or another plan agreed to by us. Some of the annuity payout plans may not be available if you have selected the Income Assurer Benefit rider.
•	Plan A – Life annuity — no refund: We make monthly payouts until the annuitant’s death. Payouts end with the last payout before the annuitant’s death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.
•	Plan B – Life annuity with five, ten, 15 or 20 years certain: (under the Income Assurer Benefit rider: you may select life annuity with ten or 20 years certain): We make monthly payouts for a guaranteed payout period of five, ten, 15 or 20 years that you elect. This election will determine the length of the payout period in the event if the annuitant dies before the elected period expires. We calculate the guaranteed payout period from the annuitization start date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant’s death.
•	Plan C – Life annuity — installment refund: (not available under the Income Assurer Benefit rider): We make monthly payouts until the annuitant’s death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.
•	Plan D
–	Joint and last survivor life annuity — no refund: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

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–	Joint and last survivor life annuity with 20 years certain: We make monthly annuity payouts during the lifetime of the annuitant and joint annuitant. When either the annuitant or joint annuitant dies, we will continue to make monthly payouts during the lifetime of the survivor. If the survivor dies before we have made payouts for 20 years, we continue to make payouts for the remainder of the 20-year period which begins when the first annuity payout is made.
•	Plan E – Payouts for a specified period: We make monthly payouts for a specific payout period of ten to 30 years that you elect (under the Income Assurer Benefit rider, you may elect a payout period of 20 years only). We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining payouts and pay it to you in a lump sum. (Exception: If you have an Income Assurer Benefit rider and elect this annuity payout plan based on the Guaranteed Income Benefit Base, a lump sum payout is unavailable.) We determine the present value of the remaining annuity payouts which are assumed to remain level at the amount of the payout that would have been made 7 days prior to the date we determine the present value.
•	Guaranteed Withdrawal Benefit Annuity Payout Option (available only under contracts with the SecureSource, Guarantor Withdrawal Benefit for Life or Guarantor Withdrawal Benefit riders): This fixed annuity payout option is an alternative to the above annuity payout plans. This option may not be available if the contract is a qualified annuity. For such contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed using a life expectancy table published by the IRS. Under this option, the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid will not exceed the total RBA at the time you begin this fixed payout option (see “Optional Benefits — SecureSource Riders”, “Appendix I: Guarantor Withdrawal Benefit for Life Rider” or “Appendix J: Guarantor Withdrawal Benefit Rider”). The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at the time but will be no less frequent than annually. If, at the death of the owner, total payouts have been made for less than the RBA, the remaining payouts will be paid to the beneficiary.
•	Remaining Benefit Annuity Payout Option (available only under contracts with the SecureSource 20 rider): This fixed annuity payout option is an alternative to the above annuity payout plans. This option may not be available if the contract is a qualified annuity. For such contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed using a life expectancy table published by the IRS. Under this option, the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid will not exceed the total RBA at the time you begin this fixed payout option (see “Optional Benefits — SecureSource 20 Riders”). The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequent than annually. If, at the death of the owner, total payouts have been made for less than the RBA, the remaining payouts will be paid to the beneficiary.
For Plan A, if the annuitant dies before the initial payment, no payments will be made. For Plan B, if the annuitant dies before the initial payment, the payments will continue for the guaranteed payout period. For Plan C, if the annuitant dies before the initial payment, the payments will continue for the installment refund period. For Plan D, if both annuitants die before the initial payment, no payments will be made; however, if one annuitant dies before the initial payment, the payments will continue until the death of the surviving annuitant.
In addition to the annuity payout plans described above, we may offer additional payout plans. Terms and conditions of annuity payout plans will be disclosed at the time of election, including any associated fees or charges. It is important to remember that the election and use of liquidity features will result in payouts ceasing.
Utilizing a liquidity feature to surrender the underlying value of remaining payouts may result in the assessment of a surrender charge (See “Charges — Surrender charge”) or a 10% IRS penalty tax. (See “Taxes.”).
Annuity payout plan requirements for qualified annuities: If your contract is a qualified annuity, you have the responsibility for electing a payout plan under your contract that complies with applicable law. Your contract describes your payout plan options. The options will meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:
•	in equal or substantially equal payments over a period not longer than your life expectancy, or over the joint life expectancy of you and your designated beneficiary; or
•	over a period certain not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary.

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For qualified and nonqualified contracts with the SecureSource Stages rider, on the annuitization start date you can choose one of the payout options available under the contract or an alternative fixed annuity payout option available under the rider. Under the rider’s payout option, the minimum amount payable shown in Table B will not apply, and you will receive the ALP provided by this rider until the later of the death of covered person (Joint Life: both covered spouses) or depletion of the PBG. If you choose to receive the ALP, the amount payable each year will be equal to the ALP on the annuitization start date. The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If you choose to receive the ALP rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date except for the principal back guarantee. You must select a payout plan as of the annuitization start date set forth in your contract.
If we do not receive instructions: You must give us written instructions for the annuity payouts at least 30 days before the annuitization start date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed.
If monthly payouts would be less than $20: We will calculate the amount of monthly payouts at the time amounts are applied to an annuity payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the amount that would otherwise have been applied to a plan to the owner in a lump sum or to change the frequency of the payouts.
Death after annuity payouts begin: If you (Current Contract), or you or the annuitant (Original Contract) dies after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.
Taxes
Under current law, your contract has a tax-deferral feature. Generally, this means you do not pay income tax until there is a taxable distribution (or deemed distribution) from the contract. We will send a tax information reporting form for any year in which we made a taxable or reportable distribution according to our records.
Nonqualified Annuities
Generally, only the increase in the value of a non-qualified annuity contract over the investment in the contract is taxable. Certain exceptions apply. Federal tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when distributions are taken from any one of those contracts.
Annuity payouts: Generally, unlike surrenders described below, the income taxation of annuity payouts is subject to exclusion ratios (for fixed annuity payouts) or annual excludable amounts (for variable annuity payouts). In other words, in most cases, a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment in the contract and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax. Under Annuity Payout Plan A: Life annuity — no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See “The Annuity Payout Period — Annuity Payout Plans.”)
Beginning in 2011, federal tax law permits taxpayers to annuitize a portion of their nonqualified annuity while leaving the remaining balance to continue to grow tax-deferred. Under the partial annuitization rules, the portion annuitized must be received as an annuity for a period of 10 years or more, or for the lives of one or more individuals. If this requirement is met, the annuitized portion and the tax-deferred balance will generally be treated as two separate contracts for income tax purposes only. If a contract is partially annuitized, the investment in the contract is allocated between the deferred and the annuitized portions on a pro rata basis.
Surrenders: Generally, if you surrender all or part of your nonqualified annuity the annuitization start date, including surrenders under any optional withdrawal benefit rider, your surrender will be taxed to the extent that the contract value immediately before the withdrawal exceeds the investment in the contract. Different rules may apply if you exchange another contract into this contract.
You also may have to pay a 10% IRS penalty for surrenders of taxable income you make before reaching age 59½ unless certain exceptions apply.

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Withholding: If you receive taxable income as a result of an annuity payout or surrender, including surrenders under any optional withdrawal benefit rider, we may deduct federal, and in some cases state withholding against the payment. Any withholding represents a prepayment of your income tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, and you have a valid U.S. address, you may be able to elect not to have federal income tax withholding occur.
If the payment is part of an annuity payout plan, we generally compute the amount of federal income tax withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as partial or full surrender) we compute federal income tax withholding using 10% of the taxable portion.
The federal income tax withholding requirements differ if we deliver payment outside the United States or you are a non-resident alien.
Some states also may impose income tax withholding requirements similar to the federal withholding described above or may allow you to elect withholding. If this should be the case, we may deduct state income tax withholding from the payment.
Death benefits to beneficiaries: The death benefit under a nonqualified contract is not exempt from estate (federal or state) taxes. In addition, for income tax purposes, any amount your beneficiary receives that exceeds the remaining investment in the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments. (See also “Benefits in Case of Death — If You Die Before the Annuitization Date”).
Net Investment Income Tax (also known as Medicare contribution tax): Effective for taxable years beginning on or after January 1, 2013, certain investment income of high-income individuals (as well as estates and trusts) is subject to a 3.8% net investment income tax (as an addition to income taxes). For individuals, the 3.8% tax applies to the lesser of (1) the amount by which the taxpayer’s modified adjusted gross income exceeds $200,000 ($250,000 for married filing jointly and surviving spouses; $125,000 for married filing separately) or (2) the taxpayer’s “net investment income.” Net investment income includes taxable income from nonqualified annuities. Annuity holders are advised to consult their tax advisor regarding the possible implications of this additional tax.
Annuities owned by corporations, partnerships or irrevocable trusts: For nonqualified annuities, any annual increase in the value of annuities held by such entities (non-natural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person(s) only, the income may remain tax-deferred until surrendered or paid out.
Penalties: If you receive amounts from your nonqualified annuity before reaching age 59½, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:
•	because of your death or in the event of non-natural ownership, the death of annuitant;
•	because you become disabled (as defined in the Code);
•	if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);
•	if it is allocable to an investment before Aug. 14, 1982; or
•	if annuity payouts are made under immediate annuities as defined by the Code.
Transfer of ownership: Generally, if you transfer ownership of a nonqualified annuity without receiving adequate consideration, the transfer may be taxed as a surrender for federal income tax purposes. If the transfer is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner’s investment in the contract will be equal to the investment in the contract at the time of the transfer plus any earnings included in the original owner’s taxable income as a result of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Similar rules apply if you transfer ownership for full consideration. Please consult your tax advisor for further details.
1035 Exchanges: Section 1035 of the Code permits nontaxable exchanges of certain insurance policies, endowment contracts, annuity contracts and qualified long-term care insurance contracts while providing for continued tax deferral of earnings. In addition, Section 1035 permits the carryover of the investment in the contract from the old policy or contract to the new policy or contract. In a 1035 exchange one policy or contract is exchanged for another policy or contract. The following can qualify as nontaxable exchanges: (1) the exchange of a life insurance policy for another life insurance policy or for an endowment, annuity or qualified long-term care insurance contract, (2) the exchange of an endowment contract for an annuity or qualified long-term care insurance contract, or for an endowment contract under which payments will begin no later than payments would have begun under the contract exchanged, (3) the exchange of an annuity contract for another annuity or for a qualified long-term care insurance contract, and (4) the exchange of a qualified long-term care insurance contract for a qualified long-term care insurance contract. Additionally, other tax rules

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apply. However, if the life insurance policy has an outstanding loan, there may be tax consequences. Depending on the issue date of your original policy or contract, there may be tax or other benefits that are given up to gain the benefits of the new policy or contract. Consider whether the features and benefits of the new policy or contract outweigh any tax or other benefits of the old contract.
For a partial exchange of an annuity contract for another annuity contract, the 1035 exchange is generally tax-free. The investment in the original contract and the earnings on the contract will be allocated proportionately between the original and new contracts. However, per IRS Revenue Procedure 2011-38, if surrenders are taken from either contract within the 180-day period following a partial 1035 exchange, the IRS will apply general tax principles to determine the appropriate tax treatment of the exchange and subsequent surrender. As a result, there may be unexpected tax consequences. You should consult your tax advisor before taking any surrender from either contract during the 180-day period following a partial exchange.
Assignment: If you assign or pledge your contract as collateral for a loan, earnings on purchase payments you made after Aug. 13, 1982 will be taxed as a deemed distribution and also may be subject to the 10% penalty as discussed above.
Qualified Annuities
Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan’s Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.
When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your right to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.
Annuity payouts: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or 3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars; or (4) the contract is used to fund a retirement plan and you direct such payout to be directly rolled over to another eligible retirement plan such as an IRA. We may permit partial annuitizations of qualified annuity contracts. If we accept partial annuitizations, please remember that your contract will still need to comply with other requirements such as required minimum distributions and the payment of taxes. Prior to considering a partial annuitization on a qualified contract, you should discuss your decision and any implications with your tax adviser. Because we cannot accurately track certain after tax funding sources, we will generally report any payments on partial annuitizations as ordinary income except in the case of a qualified distribution from a Roth IRA.
Annuity payouts from Roth IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59½ and meet the five year holding period.
Surrenders: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire surrender will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars; or (4) the contract is used to fund a retirement plan and you direct such surrender to be directly rolled over to another eligible retirement plan such as an IRA.
Surrenders from Roth IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59½ and meet the five year holding period.
Required Minimum Distributions: Retirement plans (except for Roth IRAs) are subject to required surrenders called required minimum distributions (“RMDs”) beginning at age 70½. RMDs are based on the fair market value of your contract at year-end divided by the life expectancy factor. Certain death benefits and optional riders may be considered in determining the fair market value of your contract for RMD purposes. This may cause your RMD to be higher. Inherited IRAs (including inherited Roth IRAs) are subject to special required minimum distribution rules. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.
Withholding for IRAs, Roth IRAs, SEPs and SIMPLE IRAs: If you receive taxable income as a result of an annuity payout or a surrender, including surrenders under any optional withdrawal benefit rider, we may deduct withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

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If the payment is part of an annuity payout plan, we generally compute the amount of federal income tax withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender) we compute federal income tax withholding using 10% of the taxable portion.
The federal income tax withholding requirements differ if we deliver payment outside the United States or you are a non-resident alien.
Some states also may impose income tax withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state income tax withholding from the payment.
Withholding for all other qualified annuities: If you receive directly all or part of the contract value from a qualified annuity, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. This mandatory withholding will not be imposed if instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan. Payments made to a surviving spouse instead of being directly rolled over to an IRA are also subject to mandatory 20% income tax withholding.
In the below situations, the distribution is subject to an optional 10% withholding instead of the mandatory 20% withholding. We will withhold 10% of the distribution amount unless you elect otherwise.
•	the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;
•	the payout is a RMD as defined under the Code;
•	the payout is made on account of an eligible hardship; or
•	the payout is a corrective distribution.
State withholding also may be imposed on taxable distributions.
Penalties: If you receive amounts from your qualified contract before reaching age 59½, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty generally will not apply to any amount received:
•	because of your death;
•	because you become disabled (as defined in the Code);
•	if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);
•	if the distribution is made following severance from employment during or after the calendar year in which you attain age 55 (TSAs and annuities funding 401(a) plans only);
•	to pay certain medical or education expenses (IRAs only); or
•	if the distribution is made from an inherited IRA.
Death benefits to beneficiaries: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he/she receives the payments from the qualified annuity. If you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met. (See also “Benefits in Case of Death — If you Die Before the Annuitization Date”).
Change of retirement plan type: IRS regulations allow for rollovers of certain retirement plan distributions. In some circumstances, you may be able to have an intra-contract rollover, keeping the same features and conditions. If the annuity contract you have does not support an intra-contract rollover, you are able to request an IRS approved rollover to another annuity contract or other investment product that you choose. If you choose another annuity contract or investment product, you will be subject to new rules, including a new surrender charge schedule for an annuity contract, or other product rules as applicable.
Assignment: You may not assign or pledge your qualified contract as collateral for a loan.

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Other
Special considerations if you select any optional rider: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the 10% tax penalty for surrenders before the age of 59½, if applicable, on the taxable portion.
We reserve the right to report charges for these riders as partial surrenders if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report any benefits attributable to these riders on your death (Current Contract), or your or the annuitant's death (Original Contract) as an annuity death benefit distribution, not as proceeds from life insurance.
Important: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.
RiverSource Life’s tax status: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount’s value. This investment income, including realized capital gains, is not subject to any withholding for federal or state income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities or in our tax status as we then understand it.
The company includes in its taxable income the net investment income derived from the investment of assets held in its subaccounts because the company is considered the owner of these assets under federal income tax law. The company may claim certain tax benefits associated with this investment income. These benefits, which may include foreign tax credits and the corporate dividend received deduction, are not passed on to you since the company is the owner of the assets under federal tax law and is taxed on the investment income generated by the assets.
Tax qualification: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.
Spousal status: When it comes to your marital status and the identification and naming of any spouse as a beneficiary or party to your contract, we will rely on the representations you make to us. Based on this reliance, we will issue and administer your contract in accordance with these representations. If you represent that you are married and your representation is incorrect or your marriage is deemed invalid for federal or state law purposes, then the benefits and rights under your contract may be different.
If you have any questions as to the status of your relationship as a marriage, then you should consult an appropriate tax or legal advisor.
Voting Rights
As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.
Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.
After annuity payouts begin, the number of votes you have is equal to:
•	the reserve held in each subaccount for your contract; divided by
•	the net asset value of one share of the applicable fund.
As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.
We calculate votes separately for each subaccount. We will send notice of shareholders’ meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We are the legal owner of all fund shares and therefore hold all voting rights. However, to the extent required by law, we will vote the shares of each fund according to instructions we receive from policy owners. We will vote shares for which we have not received instructions and shares that we or our affiliates own in our own names in the same proportion as the votes for which we received instructions. As a result of this proportional voting, in cases when a small number of contract owners vote, their votes will have a greater impact and may even control the outcome.

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Substitution of Investments
We may substitute the funds in which the subaccounts invest if:
•	laws or regulations change;
•	the existing funds become unavailable; or
•	in our judgment, the funds no longer are suitable (or are not the most suitable) for the subaccounts.
If any of these situations occur, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund), provided we obtain any required SEC and state insurance law approval. The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.
We may also:
•	add new subaccounts;
•	combine any two or more subaccounts;
•	transfer assets to and from the subaccounts or the variable account; and
•	eliminate or close any subaccounts.
We will notify you of any substitution or change.
In the event of any such substitution or change, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. We will obtain any required prior approval of the SEC or state insurance departments before making any substitution or change.
About the Service Providers
Principal Underwriter
RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as the principal underwriter and general distributor of the contract. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.
Sales of the Contract
New contracts are not currently being offered.
•	Only securities broker-dealers (“selling firms”) registered with the SEC and members of the FINRA may sell the contract.
•	The contracts are continuously offered to the public through authorized selling firms. We and RiverSource Distributors have a sales agreement with the selling firm. The sales agreement authorizes the selling firm to offer the contracts to the public. RiverSource Distributors pays the selling firm (or an affiliated insurance agency) for contracts its investment professional sell. The selling firm may be required to return sales commissions under certain circumstances including but not limited to when contracts are returned under the free look period.
Payments We May Make to Selling Firms
•	We may use compensation plans which vary by selling firm. For example, some of these plans pay selling firms a commission of up to 8.00% each time a purchase payment is made. We may also pay ongoing trail commissions of up to 1.25% of the contract value. We do not pay or withhold payment of trail commissions based on which investment options you select.
•	We may pay selling firms an additional sales commission of up to 1.00% of purchase payments for a period of time we select. For example, we may offer to pay an additional sales commission to get selling firms to market a new or enhanced contract or to increase sales during the period.
•	In addition to commissions, we may, in order to promote sales of the contracts, and as permitted by applicable laws and regulation, pay or provide selling firms with other promotional incentives in cash, credit or other compensation. We generally (but may not) offer these promotional incentives to all selling firms. The terms of such arrangements differ between selling firms. These promotional incentives may include but are not limited to:
•	sponsorship of marketing, educational, due diligence and compliance meetings and conferences we or the selling firm may conduct for investment professionals, including subsidy of travel, meal, lodging, entertainment and other expenses related to these meetings;
•	marketing support related to sales of the contract including for example, the creation of marketing materials, advertising and newsletters;
•	providing service to contract owners; and

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•	funding other events sponsored by a selling firm that may encourage the selling firm’s investment professionals to sell the contract.
These promotional incentives or reimbursements may be calculated as a percentage of the selling firm’s aggregate, net or anticipated sales and/or total assets attributable to sales of the contract, and/or may be a fixed dollar amount. As noted below this additional compensation may cause the selling firm and its investment professionals to favor the contracts.
Sources of Payments to Selling Firms
When we pay the commissions and other compensation described above from our assets. Our assets may include:
•	revenues we receive from fees and expenses that you will pay when buying, owning and making a surrender from the contract (see “Expense Summary”);
•	compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see “The Variable Account and the Funds — The Funds”);
•	compensation we or an affiliate receive from a fund’s investment adviser, subadviser, distributor or an affiliate of any of these (see “The Variable Account and the Funds — The Funds”); and
•	revenues we receive from other contracts we sell that are not securities and other businesses we conduct.
You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part or all of the commissions and other compensation described above indirectly through:
•	fees and expenses we collect from contract owners, including surrender charges; and
•	fees and expenses charged by the underlying subaccount funds in which you invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.
Potential Conflicts of Interest
Compensation payment arrangements made with selling firms can potentially:
•	give selling firms a heightened financial incentive to sell the contract offered in this prospectus over another investment with lower compensation to the selling firm.
•	cause selling firms to encourage their investment professionals to sell you the contract offered in this prospectus instead of selling you other alternative investments that may result in lower compensation to the selling firm.
•	cause selling firms to grant us access to its investment professionals to promote sales of the contract offered in this prospectus, while denying that access to other firms offering similar contracts or other alternative investments which may pay lower compensation to the selling firm.
Payments to Investment Professionals
•	The selling firm pays its investment professionals. The selling firm decides the compensation and benefits it will pay its investment professionals.
•	To inform yourself of any potential conflicts of interest, ask the investment professional before you buy, how the selling firm and its investment professionals are being compensated and the amount of the compensation that each will receive if you buy the contract.
Service Providers
Our Service Center performs certain administrative services on the contracts and policies we issue. The address and telephone number of our Service Center are listed on the first page of the prospectus. We also have entered into agreements with certain entities to provide the identified services in connection with the contracts and policies we issue. The entities engaged by RiverSource Life may change over time. Entities that provided services to RiverSource Life in 2018 are listed in the table below.
Name of Service Provider	Services Provided	Address
Ameriprise Financial, Inc.	Business affairs management and administrative support related to new business and servicing of existing contracts and policies	707 Second Avenue South Minneapolis MN 55402 USA
Ameriprise India Private Limited	Administrative support related to new business and servicing of existing contracts and policies annual report filings	Plot No. 14, Sector 18 Udyog Vihar Gurugram, Haryana – 122 015 India

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Name of Service Provider	Services Provided	Address
Sykes Enterprise Incorporated	Administrative support related to e new business and servicing of existing contracts and policies	10 th Floor, Glorietta BPO 1 Office Tower Makati City 1224 Metro Manila Philippines
Issuer
We issue the contracts. We are a stock life insurance company organized in 1957 under the laws of the state of Minnesota and are located at 829 Ameriprise Financial Center, Minneapolis, MN 55474. We are a wholly-owned subsidiary of Ameriprise Financial, Inc.
We conduct a conventional life insurance business. We are licensed to do business in 49 states, the District of Columbia and American Samoa. Our primary products currently include fixed and variable annuity contracts and life insurance policies.
Legal Proceedings
Insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), claims handling, and unclaimed property and escheatment practices and procedures. RiverSource Life has cooperated and will continue to cooperate with the applicable regulators.
RiverSource Life is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory investigation, examination or proceeding that is likely to have a material adverse effect on its consolidated financial condition, results of operations or liquidity. Notwithstanding the foregoing, it is possible that the outcome of any current or future legal, arbitration or regulatory proceeding could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.
Additional Information
Incorporation of Certain Documents By Reference
RiverSource Life is incorporating by reference in this prospectus information we file with the SEC, which means that we are disclosing important information to you by referring you to those documents. The information that we incorporate by reference is an important part of this prospectus, and later information that we file with the SEC automatically will update and supersede this information. The Annual Report on Form 10-K of RiverSource Life Insurance Company for the year ended December 31, 2018, File No. 33-28976, that we previously filed with the SEC under the Securities Exchange Act of 1934 (1934 Act) is incorporated by reference into this prospectus. To access this document, see “SEC Filings” under “Investor Relations” on our website at www.ameriprise.com.
RiverSource Life will furnish you without charge a copy of any or all of the documents incorporated by reference into this prospectus, including any exhibits to such documents which have been specifically incorporated by reference. We will do so upon receipt of your written or oral request. You can contact RiverSource Life at the telephone number and address listed on the first page of this prospectus.
Available Information
This prospectus is part of a registration statement we file with the SEC. Additional information on RiverSource Life and on this offering is available in the registration statement and other materials that we file. You can obtain copies of these materials at the SEC’s Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. You can obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. The SEC also maintains an Internet site that contains reports, proxy and information statements and other information regarding issuers that file electronically with the SEC. In addition to this prospectus, the SAI, other information about the contract, and other information incorporated by reference are available on the EDGAR Database on the SEC’s Internet site at (http://www.sec.gov).
Indemnification
Insofar as indemnification for liabilities arising under the Securities Act of 1933 (Securities Act) may be permitted to directors and officers or persons controlling RiverSource Life pursuant to the foregoing provisions, we have been informed that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable.

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Appendices
Table of Contents and Cross-Reference Table
APPENDIX NAME	PAGE #	CROSS-REFERENCE	PAGE #
Appendix A: Example — Market Value Adjustment (MVA)	p. 102	Guarantee Period Accounts (GPAs)	p. 30
Appendix B: Example — Surrender Charges	p. 104	Charges — Surrender Charges	p. 40
Appendix C: Example — Death Benefits	p. 110	Benefits in Case of Death	p. 68
Appendix D: Example — SecureSource series of riders	p. 115	Optional Benefits — Optional Living Benefits	p. 76
Appendix E: SecureSource series of riders — Additional RMD Disclosure	p. 121	Optional Benefits — Optional Living Benefits	p. 88
Appendix F: Example — Benefit Protector Death Benefit Rider	p. 123	Optional Benefits — Benefit Protector Death Benefit Rider	p. 88
Appendix G: Example — Benefit Protector Plus Death Benefit Rider	p. 125	Optional Benefits — Benefit Protector Plus Death Benefit Rider	p. 89
Appendix H: Asset Allocation Program for Contracts with Applications Signed Before May 1, 2006	p. 127
Appendix I: Guarantor Withdrawal Benefit for Life Rider Disclosure	p. 128	N/A
Appendix J: Guarantor Withdrawal Benefit Rider Disclosure	p. 140	N/A
Appendix K: Example — Income Assurer Benefit Riders Disclosure	p. 148	N/A
Appendix L: Example — Accumulation Protector Benefit Rider	p. 158	Optional Benefits — Optional Living Benefits	p. 76
Appendix M: SecureSource Rider Disclosure	p. 159	N/A
Appendix N: SecureSource 20 Rider Disclosure	p. 172	Optional Benefits — Optional Living Benefits	p. 76
Appendix O: SecureSource Stages Rider Disclosure	p. 185	N/A
Appendix P: Example — Withdrawal Benefit Riders: Elective Step Up or Elective Spousal Continuation Step Up	p. 195	Optional Benefits — Optional Living Benefits	p. 88
Appendix Q: Condensed Financial Information (Unaudited)	p. 196	Condensed Financial Information	p. 16
The purpose of these appendices is first to illustrate the operation of various contract features and riders; second, to provide additional disclosure regarding various contract features and riders; and lastly, to provide condensed financial history (unaudited) of the subaccounts.
In order to demonstrate the contract features and riders, an example may show hypothetical contract values. These contract values do not represent past or future performance. Actual contract values may be more or less than those shown and will depend on a number of factors, including but not limited to the investment experience of the subaccounts, GPAs, Special DCA fixed account, (Current Contract), DCA fixed account, (Original Contract), regular fixed account (Current Contract), and one-year fixed account (Original Contract) and the fees and charges that apply to your contract.
The examples of death benefits and optional riders in appendices include a partial surrender to illustrate the effect of a partial surrender on the particular benefit. These examples are intended to show how the optional riders operate, and do not take into account whether the rider is part of a qualified contract. Qualified contracts are subject to required minimum distributions at certain ages which may require you to take partial surrenders from the contract (see “Taxes — Qualified Annuities — Required Minimum Distributions”). If you are considering the addition of certain death benefits and/or optional riders to a qualified contract, you should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.

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Appendix A: Example — Market Value Adjustment (MVA)
As the examples below demonstrate, the application of an MVA may result in either a gain or a loss of principal. We refer to all of the transactions described below as “early surrenders.”
Assumptions:
•	You purchase a contract and allocate part of your purchase payment to the ten-year GPA; and
•	we guarantee an interest rate of 3.0% annually for your ten-year guarantee period; and
•	after three years, you decide to make a surrender from your GPA. In other words, there are seven years left in your guarantee period.
Remember that the MVA depends partly on the interest rate of a new GPA for the same number of years as the guarantee period remaining on your GPA. In this case, that is seven years.
Example 1: Remember that your GPA is earning 3.0%. Assume at the time of your surrender new GPAs that we offer with a seven-year guarantee period are earning 3.5%. We add 0.10% to the 3.5% rate to get 3.6%. Your GPA’s 3.0% rate is less than the 3.6% rate, so the MVA will be negative.
Example 2: Remember again that your GPA is earning 3.0%, and assume that new GPAs that we offer with a seven-year guarantee period are earning 2.5%. We add 0.10% to the 2.5% rate to get 2.6%. In this example, since your GPA’s 3.0% rate is greater than the 2.6% rate, the MVA will be positive. To determine that adjustment precisely, you will have to use the formula described below.
Sample MVA Calculations
The precise MVA formula we apply is as follows:
Early surrender amount	×	[	(1 + i	)	n/12	–1	]	=	MVA
1 + j + .001

Where i	=	rate earned in the GPA from which amounts are being transferred or surrendered.
j	=	current rate for a new guarantee period equal to the remaining term in the current guarantee period.
n	=	number of months remaining in the current guarantee period (rounded up).
Examples — MVA
Using assumptions similar to those we used in the examples above:
•	You purchase a contract and allocate part of your purchase payment to the ten-year GPA;
•	we guarantee an interest rate of 3.0% annually for your ten-year guarantee period; and
•	after three years, you decide to make a $1,000 surrender from your GPA. In other words, there are seven years left in your guarantee period.
Example 1: You request an early surrender of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your surrender new GPAs that we offer with a seven-year guarantee period are earning 3.5%. Using the formula above, we determine the MVA as follows:
$1,000	×	[	(1.030)	84/12	–1	]	=	-$39.84
1 + .035 + .001
In this example, the MVA is a negative $39.84.
Example 2: You request an early surrender of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your surrender new GPAs that we offer with a seven-year guarantee period are earning 2.5%. Using the formula above, we determine the MVA as follows:
$1,000	×	[	(1.030)	84/12	–1	]	=	$27.61
1 + .025 + .001
In this example, the MVA is a positive $27.61.
Please note that when you allocate your purchase payment to the ten-year GPA and your purchase payment is in its fourth year from receipt at the beginning of the guarantee period, your surrender charge percentage is 6%. (See “Charges — Surrender Charge.”) We do not apply MVAs to the amounts we deduct for surrender charges, so we would deduct the surrender charge from your early surrender after we applied the MVA. Also note that when you request an early surrender, we surrender an amount from your GPA that will give you the net amount you requested after we apply the MVA and any applicable surrender charge, unless you request otherwise.

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The current interest rate we offer on the GPA will change periodically at our discretion. It is the rate we are then paying on purchase payments, renewals and transfers paid under this class of contracts for guarantee period durations equaling the remaining guarantee period of the GPA to which the formula is being applied.

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Appendix B: Example — Surrender Charges
Example — Surrender Charges
We determine your surrender charge by multiplying the amount of each purchase payment surrendered which could be subject to a surrender charge by the applicable surrender charge percentage, and then totaling the surrender charges. We calculate the amount of purchase payments surrendered (PPS) as:
Current Contract:
PPS	=	PPSC + PPF
PPSC	=	purchase payments surrendered that could be subject to a surrender charge
	=	(PS – FA) / (CV – FA) × (PP – PPF)
PPF	=	purchase payments surrendered that are not subject to a surrender charge
	=	FA – contract earnings, but not less than zero
PP	=	purchase payments not previously surrendered (total purchase payments – PPS from all previous surrenders)
PS	=	amount the contract value is reduced by the surrender
FA	=	total free amount = greater of contract earnings or 10% of prior anniversary’s contract value
CV	=	contract value prior to the surrender
Original Contract:
PPS	=	XSF + (ACV – XSF) / (CV – TFA) × (PPNPS – XSF)
XSF	=	10% of prior anniversary’s contract value – contract earnings, but not less than zero
ACV	=	amount the contract value is reduced by the surrender – contract earnings, but not less than zero
TFA	=	total free amount = greater of contract earnings or 10% of prior anniversary’s contract value
PPNPS	=	purchase payments not previously surrendered (total purchase payments – PPS from all previous surrenders)
CV	=	contract value prior to the surrender
When determining the surrender charge, contract earnings are defined as the contract value, including any positive or negative MVA on amounts being surrendered, less purchase payments not previously surrendered. We determine current contract earnings by looking at the entire contract value, not the earnings of any particular subaccount, GPA, the regular fixed account (Current Contract), the one-year fixed account (Original Contract), the Special DCA fixed account (Current Contract) or the DCA fixed account (Original Contract). If the contract value is less than purchase payments received and not previously surrendered, then contract earnings are zero.
The examples below show how the surrender charge for a full and partial surrender is calculated for a contract with a seven-year surrender charge schedule. Each example illustrates the amount of the surrender charge for both a contract that experiences gains and a contract that experiences losses, given the same set of assumptions.
Current Contract: Full surrender charge calculation — seven-year surrender charge schedule:
This is an example of how we calculate the surrender charge on a contract with a seven-year (from the date of each purchase payment) surrender charge schedule and the following history:
Assumptions:
•	We receive a single $50,000 purchase payment;
•	During the fourth contract year you surrender the contract for its total value. The surrender charge percentage in the fourth year after a purchase payment is 6.0%; and
•	You have made no prior surrenders.
We will look at two situations, one where the contract has a gain and another where there is a loss:

		Contract with Gain	Contract with Loss
Contract value just prior to surrender:		$60,000.00	$40,000.00
Contract value on prior anniversary:		58,000.00	42,000.00
We calculate the surrender charge as follows:
Step 1.	First, we determine the amount of earnings available in the contract at the time of surrender as:
	Contract value just prior to surrender (CV):	60,000.00	40,000.00
	Less purchase payments received and not previously surrendered (PP):	50,000.00	50,000.00

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			Contract with Gain	Contract with Loss
		Earnings in the contract (but not less than zero):	10,000.00	0.00
Step 2.		Next, we determine the total free amount (FA) available in the contract as the greatest of the following values:
		Earnings in the contract:	10,000.00	0.00
		10% of the prior anniversary’s contract value:	5,800.00	4,200.00
		FA (but not less than zero):	10,000.00	4,200.00
Step 3.		Next we determine PPF, the amount by which the total free amount (FA) exceeds earnings.
		Total free amount (FA):	10,000.00	4,200.00
		Less earnings in the contract:	10,000.00	0.00
		PPF (but not less than zero):	0.00	4,200.00
Step 4.		Next we determine PS, the amount by which the contract value is reduced by the surrender.
		PS:	60,000.00	40,000.00
Step 5.		Now we can determine how much of the PP is being surrendered (PPS) as follows:
	PPS	= PPF + PPSC
		= PPF + (PS – FA) / (CV – FA) * (PP – PPF)
		PPF from Step 3 =	0.00	4,200.00
		PS from Step 4 =	60,000.00	40,000.00
		CV from Step 1 =	60,000.00	40,000.00
		FA from Step 2 =	10,000.00	4,200.00
		PP from Step 1 =	50,000.00	50,000.00
		PPS =	50,000.00	50,000.00
Step 6.		We then calculate the surrender charge as a percentage of PPS. Note that for a contract with a loss, PPS may be greater than the amount you request to surrender:
		PPS:	50,000.00	50,000.00
		less PPF:	0.00	4,200.00
		PPSC = amount of PPS subject to a surrender charge:	50,000.00	45,800.00
		multiplied by the surrender charge rate:	× 6.0%	× 6.0%
		surrender charge:	3,000.00	2,748.00
Step 7.		The dollar amount you will receive as a result of your full surrender is determined as:
		Contract value surrendered:	60,000.00	40,000.00
		Surrender charge:	(3,000.00)	(2,748.00)
		Contract charge (assessed upon full surrender):	(40.00)	(40.00)
		Net full surrender proceeds:	$56,960.00	$37,212.00
Current Contract: Partial surrender charge calculation — seven-year surrender charge schedule:
This is an example of how we calculate the surrender charge on a contract with a seven-year (from the date of each purchase payment) surrender charge schedule and the following history:
Assumptions:
•	We receive a single $50,000 purchase payment;
•	During the fourth contract year you request a net partial surrender of $15,000.00. The surrender charge percentage in the fourth year after a purchase payment is 6.0%; and
•	You have made no prior surrenders.
We will look at two situations, one where the contract has a gain and another where there is a loss:

	Contract with Gain	Contract with Loss
Contract value just prior to surrender:	$60,000.00	$40,000.00

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			Contract with Gain	Contract with Loss
Contract value on prior anniversary:			58,000.00	42,000.00
We determine the amount of contract value that must be surrendered in order for the net partial surrender proceeds to match the amount requested. We start with an estimate of the amount of contract value to surrender and calculate the resulting surrender charge and net partial surrender proceeds as illustrated below. We then adjust our estimate and repeat until we determine the amount of contract value to surrender that generates the desired net partial surrender proceeds.
We calculate the surrender charge for each estimate as follows:
Step 1.	First, we determine the amount of earnings available in the contract at the time of surrender as:
	Contract value just prior to surrender (CV):		60,000.00	40,000.00
	Less purchase payments received and not previously surrendered (PP):		50,000.00	50,000.00
	Earnings in the contract (but not less than zero):		10,000.00	0.00
Step 2.	Next, we determine the total free amount (FA) available in the contract as the greatest of the following values:
	Earnings in the contract:		10,000.00	0.00
	10% of the prior anniversary’s contract value:		5,800.00	4,200.00
	FA (but not less than zero):		10,000.00	4,200.00
Step 3.	Next we determine PPF, the amount by which the total free amount (FA) exceeds earnings
	Total free amount (FA):		10,000.00	4,200.00
	Less earnings in the contract:		10,000.00	0.00
	PPF (but not less than zero):		0.00	4,200.00
Step 4.	Next we determine PS, the amount by which the contract value is reduced by the surrender PS (determined by iterative process described above):		15,319.15	15,897.93
Step 5.	Now we can determine how much of the PP is being surrendered (PPS) as follows:
	PPS	= PPF + PPSC = PPF + (PS – FA) / (CV – FA) * (PP – PPF)
	PPF from Step 3 =		0.00	4,200.00
	PS from Step 4 =		15,319.15	15,897.93
	CV from Step 1 =		60,000.00	40,000.00
	FA from Step 2 =		10,000.00	4,200.00
	PP from Step 1 =		50,000.00	50,000.00
	PPS =		5,319.15	19,165.51
Step 6.	We then calculate the surrender charge as a percentage of PPS. Note that for a contract with a loss, PPS may be greater than the amount you request to surrender:
	PPS:		5,319.15	19,165.51
	less PPF:		0.00	4,200.00
	PPSC = amount of PPS subject to a surrender charge:		5,319.15	14,965.51
	multiplied by the surrender charge rate:		× 6.0%	× 6.0%
	surrender charge:		319.15	897.93
Step 7.	The dollar amount you will receive as a result of your partial surrender is determined as:
	Contract value surrendered:		15,319.15	15,897.93
	Surrender charge:		(319.15)	(897.93)
	Net partial surrender proceeds:		$15,000.00	$15,000.00

106    RiverSource Signature Select Variable Annuity — Prospectus

Original Contract:
Full surrender charge calculation — seven-year surrender charge schedule:
This is an example of how we calculate the surrender charge on a contract with a seven-year (from the date of each purchase payment) surrender charge schedule and the following history:
Assumptions:
•	We receive a single $50,000 purchase payment;
•	During the fourth contract year you surrender the contract for its total value. The surrender charge percentage in the fourth year after a purchase payment is 6.0%; and
•	You have made no prior surrenders.
We will look at two situations, one where the contract has a gain and another where there is a loss:

			Contract with Gain	Contract with Loss
Contract value just prior to surrender:			$60,000.00	$40,000.00
Contract value on prior anniversary:			58,000.00	42,000.00
We calculate the surrender charge as follows:
Step 1.	First, we determine the amount of earnings available in the contract at the time of surrender as:
	Contract value just prior to surrender (CV):		60,000.00	40,000.00
	Less purchase payments received and not previously surrendered (PPNPS):		50,000.00	50,000.00
	Earnings in the contract (but not less than zero):		10,000.00	0.00
Step 2.	Next, we determine the Total Free Amount (TFA) available in the contract as the greatest of the following values:
	Earnings in the contract:		10,000.00	0.00
	10% of the prior anniversary’s contract value:		5,800.00	4,200.00
	TFA (but not less than zero):		10,000.00	4,200.00
Step 3.	Next we determine ACV, the amount by which the contract value surrendered exceeds earnings.
	Contract value surrendered:		60,000.00	40,000.00
	Less earnings in the contract:		10,000.00	0.00
	ACV (but not less than zero):		50,000.00	40,000.00
Step 4.	Next we determine XSF, the amount by which 10% of the prior anniversary’s contract value exceeds earnings.
	10% of the prior anniversary’s contract value:		5,800.00	4,200.00
	Less earnings in the contract:		10,000.00	0.00
	XSF (but not less than zero):		0.00	4,200.00
Step 5.	Now we can determine how much of the PPNPS is being surrendered (PPS) as follows:
	PPS	= XSF + (ACV – XSF) / (CV – TFA) × (PPNPS – XSF)
	XSF from Step 4 =		0.00	4,200.00
	ACV from Step 3 =		50,000.00	40,000.00
	CV from Step 1 =		60,000.00	40,000.00
	TFA from Step 2 =		10,000.00	4,200.00
	PPNPS from Step 1 =		50,000.00	50,000.00
	PPS =		50,000.00	50,000.00
Step 6.	We then calculate the surrender charge as a percentage of PPS. Note that for a contract with a loss, PPS may be greater than the amount you request to surrender:
	PPS:		50,000.00	50,000.00
	less XSF:		0.00	4,200.00
	amount of PPS subject to a surrender charge:		50,000.00	45,800.00
	multiplied by the surrender charge rate:		× 6.0%	× 6.0%

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		Contract with Gain	Contract with Loss
	surrender charge:	3,000.00	2,748.00
Step 7.	The dollar amount you will receive as a result of your full surrender is determined as:
	Contract value surrendered:	60,000.00	40,000.00
	Surrender charge:	(3,000.00)	(2,748.00)
	Contract charge (assessed upon full surrender):	(40.00)	(40.00)
	Net full surrender proceeds:	$56,960.00	$37,212.00
Original Contract:
Partial surrender charge calculation — seven-year surrender charge schedule:
This is an example of how we calculate the surrender charge on a contract with a seven-year (from the date of each purchase payment) surrender charge schedule and the following history:
Assumptions:
•	We receive a single $50,000 purchase payment;
•	During the fourth contract year you request a net partial surrender of $15,000.00. The surrender charge percentage in the fourth year after a purchase payment is 6.0%; and
•	You have made no prior surrenders.
We will look at two situations, one where the contract has a gain and another where there is a loss:

			Contract with Gain	Contract with Loss
Contract value just prior to surrender:			$60,000.00	$40,000.00
Contract value on prior anniversary:			58,000.00	42,000.00
We determine the amount of contract value that must be surrendered in order for the net partial surrender proceeds to match the amount requested. We start with an estimate of the amount of contract value to surrender and calculate the resulting surrender charge and net partial surrender proceeds as illustrated below. We then adjust our estimate and repeat until we determine the amount of contract value to surrender that generates the desired net partial surrender proceeds.
We calculate the surrender charge for each estimate as follows:
Step 1.	First, we determine the amount of earnings available in the contract at the time of surrender as:
	Contract value just prior to surrender (CV):		60,000.00	40,000.00
	Less purchase payments received and not previously surrendered (PPNPS):		50,000.00	50,000.00
	Earnings in the contract (but not less than zero):		10,000.00	0.00
Step 2.	Next, we determine the Total Free Amount (TFA) available in the contract as the greatest of the following values:
	Earnings in the contract:		10,000.00	0.00
	10% of the prior anniversary’s contract value:		5,800.00	4,200.00
	TFA (but not less than zero):		10,000.00	4,200.00
Step 3.	Next we determine ACV, the amount by which the contract value surrendered exceeds earnings.
	Contract value surrendered:		15,319.15	15,897.93
	Less earnings in the contract:		10,000.00	0.00
	ACV (but not less than zero):		5,319.15	15,897.93
Step 4.	Next we determine XSF, the amount by which 10% of the prior anniversary’s contract value exceeds earnings.
	10% of the prior anniversary’s contract value:		5,800.00	4,200.00
	Less earnings in the contract:		10,000.00	0.00
	XSF (but not less than zero):		0.00	4,200.00
Step 5.	Now we can determine how much of the PPNPS is being surrendered (PPS) as follows:
	PPS	= XSF + (ACV – XSF) / (CV – TFA) * (PPNPS – XSF)

108    RiverSource Signature Select Variable Annuity — Prospectus

		Contract with Gain	Contract with Loss
	XSF from Step 4 =	0.00	4,200.00
	ACV from Step 3 =	5,319.15	15,897.93
	CV from Step 1 =	60,000.00	40,000.00
	TFA from Step 2 =	10,000.00	4,200.00
	PPNPS from Step 1 =	50,000.00	50.000.00
	PPS =	5,319.15	19,165.51
Step 6.	We then calculate the surrender charge as a percentage of PPS. Note that for a contract with a loss, PPS may be greater than the amount you request to surrender:
	PPS:	5,319.15	19,165.51
	less XSF:	0.00	4,200.00
	amount of PPS subject to a surrender charge:	5,319.15	14,965.51
	multiplied by the surrender charge rate:	× 6.0%	× 6.0%
	surrender charge:	319.15	897.93
Step 7.	The dollar amount you will receive as a result of your partial surrender is determined as:
	Contract value surrendered:	15,319.15	15,897.93
	Surrender charge:	(319.15)	(897.93)
	Net partial surrender proceeds:	$15,000.00	$15,000.00

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Appendix C: Example — Death Benefits
Current Contract:
Example — ROPP Death Benefit
Assumptions:
•	You purchase the contract with a payment of $20,000;
•	On the first contract anniversary you make an additional purchase payment of $5,000; and
•	During the second contract year the contract value falls to $22,000 and you take a $1,500 (including surrender charge) partial surrender; and
•	During the third contract year the contract value grows to $23,000.

We calculate the ROPP Death Benefit as follows:
1.	Contract value at death:	$23,000.00
2.	Purchase payments minus adjusted partial surrenders:
	Total purchase payments:	$25,000.00
	minus adjusted partial surrenders calculated as:
	$1,500 × $25,000 =	–1,704.55
	$22,000
	for a death benefit of:	$23,295.45
The ROPP Death Benefit, calculated as the greatest of these two values:			$23,295.45
Example — MAV Death Benefit
Assumptions:
•	You purchase the contract with a payment of $25,000;
•	On the first contract anniversary the contract value grows to $26,000; and
•	During the second contract year the contract value falls to $22,000, at which point you take a $1,500 (including surrender charge) partial surrender, leaving a contract value of $20,500.

We calculate the MAV Death Benefit, which is based on the greater of three values, as follows:
1.	Contract value at death:	$20,500.00
2.	Purchase payments minus adjusted partial surrenders:
	Total purchase payments:	$25,000.00
	minus adjusted partial surrenders, calculated as:
	$1,500 × $25,000 =	–1,704.55
	$22,000
	for a death benefit of:	$23,295.45
3.	The MAV immediately preceding the date of death:
	Greatest of your contract anniversary values:	$26,000.00
	plus purchase payments made since the prior anniversary:	+0.00
	minus adjusted partial surrenders, calculated as:
	$1,500 × $26,000 =	–1,772.73
	$22,000
	for a death benefit of:	$24,227.27
The MAV Death Benefit, calculated as the greatest of these three values, which is the MAV:			$24,227.27
Example — 5% Accumulation Death Benefit
Assumptions:
•	You purchase the contract with a payment of $25,000 with $5,000 allocated to the regular fixed account and $20,000 allocated to the subaccounts;
•	On the first contract anniversary the regular fixed account value is $5,200 and the subaccount value is $17,000. Total contract value is $23,200; and

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•	During the second contract year regular fixed account value is $5,300 and the subaccount value is $19,000. Total contract value is $24,300. You take a $1,500 (including surrender charge) partial surrender all from the subaccounts, leaving the contract value at $22,800.

The death benefit, which is based on the greatest of three values, is calculated as follows:
1.	Contract value at death:	$22,800.00
2.	Purchase payments minus adjusted partial surrenders:
	Total purchase payments:	$25,000.00
	minus adjusted partial surrenders, calculated as:
	$1,500 × $25,000 =	–1,543.21
	$24,300
	for a death benefit of:	$23,456.79
3.	The 5% accumulation death benefit floor:
	The variable account floor on the first contract anniversary, calculated as: 1.05 × $20,000 =	$21,000.00
	plus amounts allocated to the subaccounts since that anniversary:	+0.00
	minus the 5% accumulation death benefit floor adjusted partial surrender from the subaccounts, calculated as:
	$1,500 × $21,000 =	–1,657.89
	$19,000
	variable account floor benefit:	$19,342.11
	plus the regular fixed account value:	+5,300.00
	5% accumulation death benefit floor (value of the regular fixed account and the variable account floor):	$24,642.11
The 5% Accumulation Death Benefit, calculated as the greatest of these three values, which is the 5% accumulation death benefit floor:			$24,642.11
Example — Enhanced Death Benefit
Assumptions:
•	You purchase the contract with a payment of $25,000 with $5,000 allocated to the regular fixed account and $20,000 allocated to the subaccounts;
•	On the first contract anniversary the regular fixed account value is $5,200 and the subaccount value is $17,000. Total contract value is $23,200; and
•	During the second contract year the regular fixed account value is $5,300 and the subaccount value is $19,000. Total contract value is $24,300. You take a $1,500 (including surrender charge) partial surrender all from the subaccounts, leaving the contract value at $22,800.

The death benefit, which is based on the greatest of four values, is calculated as follows:
1.	Contract value at death:	$22,800.00
2.	Purchase payments minus adjusted partial surrenders:
	Total purchase payments:	$25,000.00
	minus adjusted partial surrenders, calculated as:
	$1,500 × $25,000 =	–1,543.21
	$24,300
	for a death benefit of:	$23,456.79
3.	The MAV on the anniversary immediately preceding the date of death:
	The MAV on the immediately preceding anniversary:	$25,000.00
	plus purchase payments made since that anniversary:	+0.00
	minus adjusted partial surrenders made since that anniversary, calculated as:
	$1,500 × $25,000 =	–1,543.21
	$24,300
	for a MAV Death Benefit of:	$23,456.79

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4.	The 5% accumulation death benefit floor:
	The variable account floor on the first contract anniversary calculated as: 1.05 × $20,000 =	$21,000.00
	plus amounts allocated to the subaccounts since that anniversary:	+0.00
	minus the 5% accumulation death benefit floor adjusted partial surrender from the subaccounts, calculated as:
	$1,500 × $21,000 =	–1,657.89
	$19,000
	variable account floor benefit:	$19,342.11
	plus the regular fixed account value:	+5,300.00
	5% accumulation death benefit floor (value of the regular fixed account and the variable account floor):	$24,642.11
Enhanced Death Benefit, calculated as the greatest of these four values, which is the 5% accumulation death benefit floor:			$24,642.11
Original Contract:
Example — ROP Death Benefit
Assumptions:
•	You purchase the contract with a payment of $20,000;
•	On the first contract anniversary you make an additional purchase payment of $5,000;
•	During the second contract year the contract value falls to $22,000 and you take a $1,500 partial surrender, including surrender charge; and
•	During the third contract year the contract value grows to $23,000.

We calculate the ROP Death Benefit as follows:
1.	Contract value at death:	$23,000.00
2.	Purchase payments minus adjusted partial surrenders:
	Total purchase payments:	$25,000.00
	minus adjusted partial surrenders calculated as:
	$1,500 × $25,000 =	–1,704.55
	$22,000
	for a death benefit of:	$23,295.45
ROP Death Benefit, calculated as the greatest of these two values:			$23,295.45
Example — MAV Death Benefit
Assumptions:
•	You purchase the contract with a payment of $25,000;
•	On the first contract anniversary the contract value grows to $26,000; and
•	During the second contract year the contract value falls to $22,000, at which point you take a $1,500 (including surrender charge) partial surrender, leaving a contract value of $20,500.

We calculate the MAV Death Benefit, which is based on the greater of three values, as follows:
1.	Contract value at death:	$20,500.00
2.	Purchase payments minus adjusted partial surrenders:
	Total purchase payments:	$25,000.00
	minus adjusted partial surrenders, calculated as:
	$1,500 × $25,000 =	–1,704.55
	$22,000
	for a death benefit of:	$23,295.45
3.	The MAV immediately preceding the date of death:
	Greatest of your contract anniversary values:	$26,000.00
	plus purchase payments made since the prior anniversary:	+0.00

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minus adjusted partial surrenders, calculated as:
$1,500 × $26,000 =	–1,772.73
$22,000
for a death benefit of:	$24,227.27
The MAV Death Benefit, calculated as the greatest of these three values, which is the MAV:		$24,227.27
Example — 5% Accumulation Death Benefit
Assumptions:
•	You purchase the contract with a payment of $25,000 with $5,000 allocated to the one-year fixed account and $20,000 allocated to the subaccounts; and
•	on the first contract anniversary, the one-year fixed account value is $5,200 and the subaccount value is $17,000. Total contract value is $23,200; and
•	During the second contract year the one-year fixed account value is $5,300 and the subaccount value is $19,000. Total contract value is $24,300. You take a $1,500 (including surrender charge) partial surrender all from the subaccounts, leaving the contract value at $22,800.

The death benefit, which is based on the greatest of three values, is calculated as follows:
1.	Contract value at death:	$22,800.00
2.	Purchase payments minus adjusted partial surrenders
	Total purchase payments:	$25,000.00
	minus adjusted partial surrenders, calculated as:
	$1,500 × $25,000 =	–1,543.21
	$24,300
	for a death benefit of:	$23,456.79
3.	The 5% variable account floor:
	The variable account floor on the first contract anniversary, calculated as:
	1.05 × $20,000 =	$21,000.00
	plus amounts allocated to the subaccounts since that anniversary:	+0.00
	minus the 5% variable account floor adjusted surrenders from the subaccounts, calculated as:
	$1,500 × $21,000 =	–1,657.89
	$19,000
	variable account floor benefit:	$19,342.11
	plus the one-year fixed account value:	+5,300.00
	5% variable account floor (value of the one-year fixed account and the variable account floor):	$24,642.11
The 5% Accumulation Death Benefit, calculated as the greatest of these three values, which is the 5% variable account floor:			$24,642.11
Example — Enhanced Death Benefit
Assumptions:
•	You purchase the contract with a payment of $25,000 with $5,000 allocated to the one-year fixed account and $20,000 allocated to the subaccounts; and
•	on the first contract anniversary, the one-year fixed account value is $5,200 and the subaccount value is $17,000. Total contract value is $23,200; and
•	During the second contract year, the one-year fixed account value is $5,300 and the subaccount value is $19,000. Total contract value is $24,300. You take a $1,500 (including surrender charge) partial surrender all from the subaccounts, leaving the contract value at $22,800.

The death benefit, which is based on the greatest of four values, is calculated as follows:
1.	Contract value at death:	$22,800.00

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2.	Purchase payments minus adjusted partial surrenders:
	Total purchase payments:	$25,000.00
	minus adjusted partial surrenders, calculated as:
	$1,500 × $25,000 =	–1,543.21
	$24,300
	for a death benefit of:	$23,456.79
3.	The MAV on the anniversary immediately preceding the date of death:
	The MAV on the immediately preceding anniversary:	$25,000.00
	plus purchase payments made since that anniversary:	+0.00
	minus adjusted partial surrenders made since that anniversary, calculated as:
	$1,500 × $25,000 =	–1,543.21
	$24,300
	for a MAV Death Benefit of:	$23,456.79
4.	The 5% variable account floor:
	The variable account floor on the first contract anniversary calculated as:
	1.05 × $20,000 =	$21,000.00
	plus amounts allocated to the subaccounts since that anniversary:	+0.00
	minus the 5% variable account floor adjusted partial surrender from the subaccounts, calculated as:
	$1,500 × $21,000 =	–1,657.89
	$19,000
	variable account floor benefit:	$19,342.11
	plus the one-year fixed account value:	+5,300.00
	5% variable account floor (value of the one-year fixed account and the variable account floor):	$24,642.11
Enhanced Death Benefit, calculated as the greatest of these four values, which is the 5% variable account floor:			$24,642.11

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Appendix D: Example — SecureSource Series of Riders
SecureSource Stages 2 rider — Example:
Assumptions:
•	You purchase the contract with a payment of $100,000 and make no additional payments to the contract.
•	You are the sole owner and also the annuitant. You (and your spouse for the joint benefit) are age 61.
•	Annual step ups are applied each anniversary when available, where the contract value is greater than the PBG and/or the BB. Applied annual step ups are indicated in bold.
•	You elect the Moderate investment option at issue.

Contract Duration in Years	Purchase Payments	Partial Withdrawals	Hypothetical Assumed Contract Value	BB	WAB	Benefit Determining Percentage	PBG	ALP	RALP	Lifetime Payment Percent
At Issue	$100,000	NA	$100,000	$100,000	$100,000	0.0%	$100,000	$4,000	$4,000 (1)	4%
1	0	0	98,000	108,000	108,000	9.3%	108,000	5,400	5,400 (2)	5%
2	0	0	105,000	114,000	114,000	7.9%	105,000	5,700	5,700	5%
3	0	0	118,000	120,000	120,000	1.7%	118,000	6,000	6,000	5%
3.5	0	6,000	112,000	120,000	113,898	1.7%	112,000	6,000	0	5%
4	0	0	115,000	120,000	115,000	0.0%	115,000	6,000	6,000	5%
5	0	0	130,000	130,000	130,000	0.0%	130,000	7,800 (3)	7,800 (3)	6% (3)
6	0	0	110,000	130,000	130,000	15.4%	130,000	7,800	7,800	6%
7	0	0	100,000	130,000	130,000	23.1%	130,000	6,500 (4)	6,500 (4)	5% (4)
7.5	0	10,000	90,000	125,134 (5)	117,000	23.1%	118,877 (5)	6,257 (5)	0	5%
8	0	0	80,000	125,134	117,000	31.6%	118,877	6,257	6,257	5%
9	0	0	95,000	125,134	117,000	18.8%	118,877	7,508 (4)	7,508 (4)	6% (4)
(1)	The ALP and RALP are based on percentage B until the end of the 1-year waiting period.
(2)	Since no withdrawal was taken, at the end of the 1-year waiting period, the ALP and RALP are recalculated based on percentage A.
(3)	Because the Annual step up increased the BB on the anniversary and the covered person’s (for the joint benefit, younger covered spouse’s) attained age is in a higher age band, the Lifetime Payment Percentage increased.
(4)	The Lifetime Payment Percentage is based on percentage A when the BDP is less than 20% and percentage B when the BDP is greater than or equal to 20%.
(5)	The $10,000 withdrawal is greater than the $6,500 RALP allowed under the rider and therefore excess withdrawal processing is applied. The BB and PBG are reset as described in “Lifetime Benefit Description – Determination of Adjustment of Benefit Values”.
SecureSource Stages rider — Example:
Assumptions:
•	You purchase the contract with a payment of $100,000 and make no additional payments to the contract.
•	You are the sole owner and also the annuitant. You (and your spouse for the joint benefit) are age 61.
•	Annual step ups are applied each anniversary when available, where the contract value is greater than the PBG and/or the BB. Applied Annual step ups are indicated in bold.
•	You elect the Moderate PN program investment option at issue.

Contract Duration in Years	Purchase Payments	Partial Withdrawals	Hypothetical Assumed Contract Value	BB	WAB	Benefit Determining Percentage	PBG	ALP	RALP	Lifetime Payment Percent
At Issue	$100,000	NA	$100,000	$100,000	$100,000	0.0%	$100,000	$5,000	$ 0(1)	5%
1	0	0	98,000	108,000	108,000	9.3%	100,000	5,400	0	5%
2	0	0	105,000	114,000	114,000	7.9%	105,000	5,700	0	5%
3	0	0	118,000	120,000	120,000	1.7%	118,000	6,000	6,000 (2)	5%
3.5	0	6,000	112,000	120,000	113,898	1.7%	112,000	6,000	0	5%
4	0	0	115,000	120,000	115,000	0.0%	115,000	6,000	6,000	5%
5	0	0	130,000	130,000	130,000	0.0%	130,000	7,800 (3)	7,800 (3)	6% (3)
6	0	0	110,000	130,000	130,000	15.4%	130,000	7,800	7,800	6%
7	0	0	100,000	130,000	130,000	23.1%	130,000	6,500 (4)	6,500 (4)	5% (4)
7.5	0	10,000	90,000	117,000 (5)	117,000	23.1%	108,000 (5)	5,850 (5)	0	5%

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Contract Duration in Years	Purchase Payments	Partial Withdrawals	Hypothetical Assumed Contract Value	BB	WAB	Benefit Determining Percentage	PBG	ALP	RALP	Lifetime Payment Percent
8	0	0	80,000	117,000	117,000	31.6%	108,000	5,850	5,850	5%
9	0	0	95,000	117,000	117,000	18.8%	108,000	7,020 (4)	7,020 (4)	6% (4)
(1)	The RALP is zero until the end of the 3-Year Waiting Period.
(2)	At the end of the 3-Year waiting period, the RALP is set equal to the ALP.
(3)	Because the Annual step up increased the BB on the anniversary and the covered person’s (for the joint benefit, younger covered spouse’s) attained age is in a higher age band, the Lifetime Payment Percentage increased.
(4)	The lifetime payment percentage is based on percentage A when the BDP is less than 20% and percentage B when the BDP is greater than or equal to 20%.
(5)	The $10,000 withdrawal is greater than the $6,500 RALP allowed under the rider and therefore excess withdrawal processing is applied. The BB and PBG are reset as described in “Determination of Adjustment of Benefit Values” in the “Lifetime Benefit Description.”
SecureSource 20 rider — Example:
EXAMPLE #1: Lifetime benefit not established at the time the contract and rider are purchased.
Assumptions:
•	You purchase the contract with a payment of $100,000 and make no additional payments to the contract.
•	You are the sole owner and also the annuitant. You (and your spouse for the joint benefit) are age 61.
•	Annual step ups are applied each anniversary when available, where the contract value is greater than the RBA and/or the contract value times the ALP percentage is greater than the ALP. Applied annual step ups are indicated in bold.
•	You elect the Moderate PN program investment option at issue.

Contract Duration in Years	Purchase Payments	Partial Withdrawals	Hypothetical Assumed Contract Value	WAB	BDP	Basic Benefit				Lifetime Benefit
						GBA	RBA	GBP	RBP	ALP	RALP
At Issue	$100,000	NA	$100,000	$100,000	0.0%	$100,000	$100,000	$6,000	$ 0	NA	NA
1	0	0	98,000	100,000	2.0%	100,000	100,000	6,000	0	NA	NA
2	0	0	105,000	105,000	0.0%	105,000	105,000	6,300	0	NA	NA
3	0	0	125,000	125,000	0.0%	125,000	125,000	7,500	7,500	NA	NA
3.5	0	6,000	111,000	118,590	6.4%	125,000	119,000	7,500	1,500	NA	NA
4	0	0	104,000	118,590	12.3%	125,000	119,000	7,500	7,500	7,140 (1)	7,140 (1)
5	0	0	90,000	118,590	24.1%	125,000	119,000	6,250 (2)	6,250 (2)	5,950 (2)	5,950 (2)
6	0	0	95,000	118,590	19.9%	125,000	119,000	7,500	7,500	7,140	7,140
6.5	0	7,500	87,500	87,500 (3)	0.0%	125,000	111,500	7,500	0	5,250 (3)	0
7	0	0	90,000	90,000	0.0%	125,000	111,500	7,500	7,500	5,400	5,400
7.5	0	10,000	70,000	70,000 (4)	0.0%	70,000 (4)	70,000 (4)	4,200 (4)	0	4,200 (4)	0
8	0	0	75,000	75,000	0.0%	75,000	75,000	4,500	4,500	4,500	4,500
(1)	The ALP and RALP are established on the contract anniversary following the date the covered person (younger Covered Spouse for Joint) reaches age 65 as the greater of the ELB or the RBA, times the ALP percentage.
(2)	The ALP percentage and GBP percentage are 6% when the BDP is less than 20% and 5% when the BDP is greater than or equal to 20%.
(3)	The $7,500 withdrawal is greater than the $7,140 RALP allowed under the lifetime benefit and therefore excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or the ALP percentage times the contract value following the withdrawal. The WAB is reset to the ALP after the reset divided by the current ALP percentage. The BDP at the time of withdrawal is less than 20%, so the ALP percentage and GBP percentage are set at 6% for the remainder of the contract year.
(4)	The $10,000 withdrawal is greater than both the $7,500 RBP allowed under the basic benefit and the $5,400 RALP allowed under the lifetime benefit and therefore excess withdrawal processing is applied to both benefits. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or the ALP percentage times the contract value following the withdrawal. The WAB is reset to the ALP after the reset divided by the current ALP percentage. The BDP at the time of withdrawal is less than 20%, so the ALP percentage and GBP percentage are set at 6% for the remainder of the contract year.
EXAMPLE #2: Lifetime benefit established at the time the contract and rider are purchased.
Assumptions:
•	You purchase the contract with a payment of $100,000 and make no additional payments to the contract.
•	You are the sole owner and also the annuitant. You (and your spouse for the joint benefit) are age 65.
•	Annual step ups are applied each anniversary when available, where the contract value is greater than the RBA and/or the contract value times the ALP Percentage is greater than the ALP. Applied annual step ups are indicated in bold.

116    RiverSource Signature Select Variable Annuity — Prospectus

•	You elect the Moderate PN program investment option at issue. On the 7th contract anniversary, you elect to change to the Moderately Aggressive PN program investment option. The target PN program investment option under the contract is the Moderate PN program investment option.

Contract Duration in Years	Purchase Payments	Partial Withdrawals	Hypothetical Assumed Contract Value	WAB	BDP	Basic Benefit				Lifetime Benefit
						GBA	RBA	GBP	RBP	ALP	RALP
At Issue	$100,000	NA	$100,000	$100,000	0.0%	$100,000	$100,000	$6,000	$ 0	$6,000	$ 0
1	0	0	105,000	105,000	0.0%	105,000	105,000	6,300	0	6,300	0
2	0	0	110,000	110,000	0.0%	110,000	110,000	6,600	0	6,600	0
3	0	0	110,000	120,000	8.3%	110,000	110,000	6,600	6,600 (1)	7,200	7,200 (1)
3.5	0	6,000	104,000	113,455	8.3%	110,000	104,000	6,600	600	7,200	1,200
4	0	0	100,000	113,455	11.9%	110,000	104,000	6,600	6,600	7,200	7,200
4.5	0	7,000	90,000	105,267	14.5%	90,000	90,000	5,400 (2)	5,400 (2)	7,200	200
5	0	0	80,000	105,267	24.0%	90,000	90,000	4,500 (3)	4,500 (3)	6,000 (3)	6,000 (3)
5.5	0	10,000	70,000	70,000 (4)	0.0%	70,000	70,000	3,500 (4)	3,500 (4)	3,500 (4)	3,500 (4)
6	0	0	75,000	75,000	0.0%	75,000	75,000	4,500	4,500	4,500	4,500
7	0	0	70,000	70,000 (5)	0.0%	70,000 (5)	70,000 (5)	4,200 (5)	4,200 (5)	4,200 (5)	4,200 (5)
(1)	At the end of the 3-Year waiting period, the RBP and RALP are set equal to the GBP and ALP, respectively. The 20% rider credit is applied to the lifetime benefit.
(2)	The $7,000 withdrawal is greater than the $6,600 RBP allowed under the basic benefit and therefore excess withdrawal processing is applied to the basic benefit. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The BDP at the time of withdrawal is less than 20%, so the ALP percentage and GBP percentage are set at 6% for the remainder of the contract year.
(3)	The ALP percentage and GBP percentage are 6% when the BDP is less than 20% and 5% when the BDP is greater than or equal to 20%.
(4)	The $10,000 withdrawal is greater than both the $4,500 RBP allowed under the basic benefit and the $6,000 RALP allowed under the lifetime benefit and therefore excess withdrawal processing is applied to both benefits. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or the ALP percentage times the contract value following the withdrawal. The WAB is reset to the ALP after the reset divided by the current ALP percentage. The BDP at the time of withdrawal is greater than or equal to 20%, so the ALP percentage and GBP percentage are set at 5% for the remainder of the contract year.
(5)	Allocation to the Moderately Aggressive PN program investment option during a withdrawal phase will reset the benefit. The GBA is reset to the lesser of the prior GBA or the contract value. The RBA is reset to the lesser of the prior RBA or the contract value. The ALP is reset to the lesser of the prior ALP or the ALP percentage times the contract value. The WAB is reset to the ALP after the reset divided by the current ALP percentage. Any future withdrawals will reallocate your contract value to the Moderate PN program investment option if you are invested more aggressively than the Moderate PN program investment option.
SecureSource rider — Example:
EXAMPLE #1: Single Life Benefit: Covered Person has not reached age 65 at the time the contract and rider are purchased.
Assumptions:
•	You purchase the contract with a payment of $100,000 and make no additional payments to the contract.
•	You are the sole owner and also the annuitant. You are age 60.
•	Automatic Annual step ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied Annual step ups are indicated in bold.
•	You elect the Moderate PN program investment option at issue. On the 1st contract anniversary, you elect to change to the Moderately Aggressive PN program investment option. The target PN program investment option under the contract is the Moderate PN program investment option.

Contract Duration in Years	Purchase Payments	Partial Withdrawals	Hypothetical Assumed Contract Value	Basic Withdrawal Benefit				Lifetime Withdrawal Benefit
				GBA	RBA	GBP	RBP	ALP	RALP
At Issue	$100,000	$ N/A	$100,000	$100,000	$100,000	$7,000	$7,000	$ N/A	$ N/A
0.5	0	5,000	92,000	100,000	95,000	7,000	2,000	N/A	N/A
1	0	0	90,000	90,000 (1)	90,000 (1)	6,300	6,300	N/A	N/A
2	0	0	81,000	90,000	90,000	6,300	6,300	N/A	N/A
5	0	0	75,000	90,000	90,000	6,300	6,300	5,400 (2)	5,400 (2)
5.5	0	5,400	70,000	90,000	84,600	6,300	900	5,400	0
6	0	0	69,000	90,000	84,600	6,300	6,300	5,400	5,400

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Contract Duration in Years	Purchase Payments	Partial Withdrawals	Hypothetical Assumed Contract Value	Basic Withdrawal Benefit				Lifetime Withdrawal Benefit
				GBA	RBA	GBP	RBP	ALP	RALP
6.5	0	6,300	62,000	90,000	78,300	6,300	0	3,720 (3)	0
7	0	0	64,000	90,000	78,300	6,300	6,300	3,840	3,840
7.5	0	10,000	51,000	51,000 (4)	51,000 (4)	3,570	0	3,060 (4)	0
8	0	0	55,000	55,000	55,000	3,850	3,850	3,300	3,300
At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, spousal continuation, contract ownership change, or PN program investment option changes), you can continue to withdrawal up to either the GBP of $3,850 each year until the RBA is reduced to zero, or the ALP of $3,300 each year until the later of your death or the RBA is reduced to zero.
(1)	Allocation to the Moderately Aggressive investment option during a withdrawal phase will reset the benefit. The GBA is reset to the lesser of the prior GBA or the contract value. The RBA is reset to the lesser of the prior RBA or the contract value. The ALP (if established) is reset to the lesser of the prior ALP or 6% of the contract value. Any future withdrawals will reallocate your contract value to the Moderate PN program investment option if you are invested more aggressively than the Moderate PN program investment option.
(2)	The ALP and RALP are established on the contract anniversary date following the date the covered person reaches age 65 as 6% of the RBA.
(3)	The $6,300 withdrawal is greater than the $5,400 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(4)	The $10,000 withdrawal is greater than both the $6,300 RBP allowed under the basic withdrawal benefit and the $3,840 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
EXAMPLE #2: Single Life Benefit: Covered Person has reached 65 at the time the contract and rider are purchased.
Assumptions:
•	You purchase the contract with a payment of $100,000 and make no additional payments to the contract.
•	You are the sole owner and also the annuitant. You are age 65.
•	Automatic Annual step ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied Annual step ups are indicated in bold.
•	Your death occurs after 6½ contract years and your spouse continues the contract and rider. Your spouse is over age 65 and is the new Covered Person.

Contract Duration in Years	Purchase Payments	Partial Withdrawals	Hypothetical Assumed Contract Value	Basic Withdrawal Benefit				Lifetime Withdrawal Benefit
				GBA	RBA	GBP	RBP	ALP	RALP
At Issue	$100,000	$ N/A	$100,000	$100,000	$100,000	$7,000	$7,000	$6,000	$6,000
1	0	0	105,000	105,000	105,000	7,350	7,000 (1)	6,300	6,000 (1)
2	0	0	110,000	110,000	110,000	7,700	7,000 (1)	6,600	6,000 (1)
3	0	0	110,000	110,000	110,000	7,700	7,700 (2)	6,600	6,600 (2)
3.5	0	6,600	110,000	110,000	103,400	7,700	1,100	6,600	0
4	0	0	115,000	115,000	115,000	8,050	8,050	6,900	6,900
4.5	0	8,050	116,000	115,000	106,950	8,050	0	6,900 (3)	0
5	0	0	120,000	120,000	120,000	8,400	8,400	7,200	7,200
5.5	0	10,000	122,000	120,000 (4)	110,000 (4)	8,400	0	7,200 (4)	0
6	0	0	125,000	125,000	125,000	8,750	8,750	7,500	7,500
6.5	0	0	110,000	125,000	125,000	8,750	8,750	6,600 (5)	6,600 (5)
7	0	0	105,000	125,000	125,000	8,750	8,750	6,600	6,600
At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, contract ownership change, or PN program investment option changes), your spouse can continue to withdrawal up to either the GBP of $8,750 each year until the RBA is reduced to zero, or the ALP of $6,600 each year until the later of your spouse’s death or the RBA is reduced to zero.
(1)	The Annual Step-up has not been applied to the RBP or RALP because any withdrawal after step up during the Waiting Period would reverse any prior step ups prior to determining if the withdrawal is excess. Therefore, during the Waiting Period, the RBP is the amount you can withdrawal without incurring the GBA and RBA excess withdrawal processing, and the RALP is the amount you can withdrawal without incurring the ALP excess withdrawal processing.
(2)	On the third anniversary (after the end of the waiting period), the RBP and RALP are set equal to the GBP and ALP, respectively.
(3)	The $8,050 withdrawal is greater than the $6,900 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.

118    RiverSource Signature Select Variable Annuity — Prospectus

(4)	The $10,000 withdrawal is greater than both the $8,400 RBP allowed under the basic withdrawal benefit and the $7,200 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(5)	At spousal continuation, the ALP is reset to the lesser of the prior ALP or 6% of the contract value and the RALP is reset to the ALP.
EXAMPLE #3: Joint Life Benefit: Younger Covered Spouse has not reached 65 at the time the contract and rider are purchased.
Assumptions:
•	You purchase the contract with a payment of $100,000 and make no additional payments to the contract.
•	You are age 59 and your spouse is age 60.
•	Automatic annual step ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step ups are indicated in bold.
•	You elect the Moderate investment option at issue. On the 1st contract anniversary, you elect to change to the Moderately Aggressive PN program investment option. The target PN program investment option under the contract is the Moderate PN program investment option.
•	Your death occurs after 9½ contract years and your spouse continues the contract and rider; the lifetime benefit is not reset.

Contract Duration in Years	Purchase Payments	Partial Withdrawals	Hypothetical Assumed Contract Value	Basic Withdrawal Benefit				Lifetime Withdrawal Benefit
				GBA	RBA	GBP	RBP	ALP	RALP
At Issue	$100,000	$ N/A	$100,000	$100,000	$100,000	$7,000	$7,000	$ N/A	$ N/A
0.5	0	5,000	92,000	100,000	95,000	7,000	2,000	N/A	N/A
1	0	0	90,000	90,000 (1)	90,000 (1)	6,300	6,300	N/A	N/A
2	0	0	81,000	90,000	90,000	6,300	6,300	N/A	N/A
6	0	0	75,000	90,000	90,000	6,300	6,300	5,400 (2)	5,400 (2)
6.5	0	5,400	70,000	90,000	84,600	6,300	900	5,400	0
7	0	0	69,000	90,000	84,600	6,300	6,300	5,400	5,400
7.5	0	6,300	62,000	90,000	78,300	6,300	0	3,720 (3)	0
8	0	0	64,000	90,000	78,300	6,300	6,300	3,840	3,840
8.5	0	10,000	51,000	51,000 (4)	51,000 (4)	3,570	0	3,060 (4)	0
9	0	0	55,000	55,000	55,000	3,850	3,850	3,300	3,300
9.5	0	0	54,000	55,000	55,000	3,850	3,850	3,300	3,300
10	0	0	52,000	55,000	55,000	3,850	3,850	3,300	3,300
At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, or PN program investment option changes), your spouse can continue to withdrawal up to either the GBP of $3,850 each year until the RBA is reduced to zero, or the ALP of $3,300 each year until the later of your spouse’s death or the RBA is reduced to zero.
(1)	The ALP and RALP are established on the contract anniversary date following the date the younger Covered Spouse reaches age 65 as 6% of the RBA.
(2)	Allocation to the Moderately Aggressive PN program model portfolio or investment option during a withdrawal phase will reset the benefit. The GBA is reset to the lesser of the prior GBA or the contract value. The RBA is reset to the lesser of the prior RBA or the contract value. The ALP is reset to the lesser of the prior ALP or 6% of the contract value. Any future withdrawals will reallocate your contract value to the Moderate PN program investment option if you are invested more aggressively than the Moderate PN program investment option.
(3)	The $6,300 withdrawal is greater than the $5,400 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(4)	The $10,000 withdrawal is greater than both the $6,300 RBP allowed under the basic withdrawal benefit and the $3,840 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
EXAMPLE #4: Joint Life Benefit: Younger Covered Spouse has reached 65 at the time the contract and rider are purchased.
Assumptions:
•	You purchase the contract with a payment of $100,000 and make no additional payments to the contract
•	You are age 71 and your spouse is age 70.

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•	Automatic Annual step ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step ups are indicated in bold.
•	Your death occurs after 6½ contract years and your spouse continues the contract and rider; the lifetime benefit is not reset.

Contract Duration	Purchase Payments	Partial Withdrawals	Hypothetical Assumed Contract Value	Basic Withdrawal Benefit				Lifetime Withdrawal Benefit
				GBA	RBA	GBP	RBP	ALP	RALP
At Issue	$100,000	$ N/A	$100,000	$100,000	$100,000	$7,000	$7,000	$6,000	$6,000
1	0	0	105,000	105,000	105,000	7,350	7,000 (1)	6,300	6,000 (1)
2	0	0	110,000	110,000	110,000	7,700	7,000 (1)	6,600	6,000 (1)
3	0	0	110,000	110,000	110,000	7,700	7,700 (2)	6,600	6,600 (2)
3.5	0	6,600	110,000	110,000	103,400	7,700	1,100	6,600	0
4	0	0	115,000	115,000	115,000	8,050	8,050	6,900	6,900
4.5	0	8,050	116,000	115,000	106,950	8,050	0	6,900 (3)	0
5	0	0	120,000	120,000	120,000	8,400	8,400	7,200	7,200
5.5	0	10,000	122,000	120,000 (4)	110,000 (4)	8,400	0	7,200 (4)	0
6	0	0	125,000	125,000	125,000	8,750	8,750	7,500	7,500
6.5	0	0	110,000	125,000	125,000	8,750	8,750	7,500	7,500
7	0	0	105,000	125,000	125,000	8,750	8,750	7,500	7,500
At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, or PN program investment option changes), your spouse can continue to withdrawal up to either the GBP of $8,750 each year until the RBA is reduced to zero, or the ALP of $7,500 each year until the later of your spouse’s death or the RBA is reduced to zero.
(1)	The Annual step-up has not been applied to the RBP or RALP because any withdrawal after step up during the waiting period would reverse any prior step ups prior to determining if the withdrawal is excess. Therefore, during the Waiting Period, the RBP is the amount you can withdrawal without incurring the GBA and RBA excess withdrawal processing, and the RALP is the amount you can withdrawal without incurring the ALP excess withdrawal processing.
(2)	On the third anniversary (after the end of the Waiting Period), the RBP and RALP are set equal to the GBP and ALP, respectively.
(3)	The $8,050 withdrawal is greater than the $6,900 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(4)	The $10,000 withdrawal is greater than both the $8,400 RBP allowed under the basic withdrawal benefit and the $7,200 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.

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Appendix E: SecureSource Series of Riders — Additional Required Minimum Distribution (RMD) Disclosure
This appendix describes our current administrative practice for determining the amount of withdrawals in any contract year which an owner may take under the SecureSource series of riders to satisfy the RMD rules under 401(a)(9) of the Code without application of the excess withdrawal processing described in the rider. We reserve the right to modify this administrative practice at any time upon 30 days’ written notice to you.
For SecureSource Stages and SecureSource 20 riders, owners subject to annual RMD rules under Section 401(a)(9) of the Code, withdrawing from this contract during the waiting period to satisfy these rules will set your benefits to zero and you will not receive any future rider credit.
Amounts you withdraw from this contract (for SecureSource Stages and SecureSource 20 riders, amounts you withdraw from this contract after the waiting period) to satisfy these rules are not subject to excess withdrawal processing under the terms of the rider subject to the following rules and our current administrative practice:
For SecureSource and SecureSource 20 riders:
(1)	If on the date we calculated your Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA), it is greater than the RBP from the beginning of the current contract year*,
•	Basic Additional Benefit Amount (BABA) will be set equal to that portion of your ALERMDA that exceeds the RBP from the beginning of the current contract year.
•	Any withdrawals taken in a contract year will count first against and reduce the RBP for that contract year.
•	Once the RBP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the BABA. These withdrawals will not be considered excess withdrawals with regard to the GBA and RBA as long as they do not exceed the remaining BABA.
•	Once the BABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the GBA and RBA and will subject them all to the excess withdrawal processing described in the SecureSource series of riders.
(2)	If on the date we calculated your ALERMDA, it is greater than the RALP from the beginning of the current contract year,*
•	A Lifetime Additional Benefit Amount (LABA) will be set equal to that portion of your ALERMDA that exceeds the RALP from the beginning of the current contract year*.
•	Any withdrawals taken in a contract year will count first against and reduce the RALP for that contract year.
•	Once the RALP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the LABA. These withdrawals will not be considered excess withdrawals with regard to the ALP as long as they do not exceed the remaining LABA. Withdrawals will not be considered excess withdrawals unless amounts withdrawn exceed combined RALP and LABA values.
•	Once the LABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the ALP and will subject the ALP to the excess withdrawal processing described by the SecureSource series of riders.
(3)	If the ALP is established on a policy anniversary where your current ALERMDA is greater than the new RALP,
•	An initial LABA will be set equal to that portion of your ALERMDA that exceeds the new RALP.
•	This new LABA will be immediately reduced by the amount that total withdrawals in the current calendar year exceed the new RALP, but shall not be reduced to less than zero.
For SecureSource Stages and SecureSource Stages 2 riders:
(1)	Each calendar year, if your ALERMDA is greater than the ALP,
•	A Lifetime Additional Benefit Amount (LABA) will be set equal to that portion of your ALERMDA that exceeds the ALP.
•	The LABA will be reduced by the total of the amount that each withdrawal in the current calendar year exceeds the RALP at the time of each withdrawal, but shall not be reduced to less than zero.
•	Any withdrawals taken in a contract year will count first against and reduce the RALP for that contract year.
•	Once the RALP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the LABA. These withdrawals will not be considered excess withdrawals with regard to the ALP as long as they do not exceed the remaining LABA. Withdrawals will not be considered excess withdrawals unless amounts withdrawn exceed combined RALP and LABA values.

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•	Once the LABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the ALP and will subject the ALP to the excess withdrawal processing described by the SecureSource Stages and SecureSource Stages 2.
*	For SecureSource 20 riders, adjusted for any subsequent changes between 5% and 6% as described under “GBP Percentage and ALP Percentage”.
The ALERMDA is:
(1)	determined by us each calendar year (for SecureSource Stages and SecureSource 20 riders, starting with the calendar year in which the waiting period ends);
(2)	based on your initial purchase payment and not the entire interest value in the calendar year of contract issue and therefore may not be sufficient to allow you to withdraw your RMD without causing an excess withdrawal;
(3)	based solely on the value of the contract to which the SecureSource series rider is attached as of the date we make the determination;
(4)	based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and
(5)	based on the company’s understanding and interpretation of the requirements for life expectancy distributions intended to satisfy the required minimum distribution rules under Code Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable on the effective date of this prospectus, to:
1.	an individual retirement annuity (Section 408(b));
2.	a Roth individual retirement account (Section 408A);
3.	a Simplified Employee Pension plan (Section 408(k));
4.	a tax-sheltered annuity rollover (Section 403(b)).
In the future, the requirements under the Code for such distributions may change and the life expectancy amount calculation provided under your rider within the SecureSource series of riders may not be sufficient to satisfy the requirements under the Code for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed your available RBP or RALP amount and may result in the reduction of your GBA, RBA, and/or ALP as described under the excess withdrawal provision of the rider.
In cases where the Code does not allow the life expectancy of a natural person to be used to calculate the required minimum distribution amount (e.g., ownership by a trust or a charity), we will calculate the life expectancy RMD amount calculated by us as zero in all years.
Please contact your tax advisor about the impact of those rules prior to purchasing one of the SecureSource series of riders.

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Appendix F: Example — Benefit Protector Death Benefit Rider
Example of the Benefit Protector
Assumptions:
•	You purchase the contract with a payment of $100,000 and you (Current Contract) or you and the annuitant (Original Contract) are under age 70; and
•	You select the MAV Death Benefit.
During the first contract year the contract value grows to $105,000. The death benefit under the MAV Death Benefit equals the contract value, $105,000. You have not reached the first contract anniversary so the Benefit Protector does not provide any additional benefit at this time.
On the first contract anniversary the contract value grows to $110,000. The death benefit equals:

MAV Death Benefit (contract value):	$110,000
plus the Benefit Protector benefit which equals 40% of earnings at death
(MAV Death Benefit minus remaining purchase payments for the Current Contract or MAV Death Benefit minus payments not previously surrendered for the Original Contract):
0.40 × ($110,000 - $100,000) =	+4,000
Total death benefit of:	$114,000
On the second contract anniversary the contract value falls to $105,000. The death benefit equals:
MAV Death Benefit (MAV):	$110,000
plus the Benefit Protector benefit (40% of earnings at death):
0.40 × ($110,000 - $100,000) =	+4,000
Total death benefit of:	$114,000
During the third contract year the contract value remains at $105,000 and you request a partial surrender of $50,000, including the applicable 7% surrender charges. We will surrender $10,500 from your contract value free of charge (10% of your prior anniversary’s contract value). The remainder of the surrender is subject to a 7% surrender charge because your payment is in the third year of the surrender charge schedule, so we will withdraw $39,500 ($36,735 + $2,765 in surrender charges) from your contract value. Altogether, we will surrender $50,000 and pay you $47,235. We calculate purchase payments not previously surrendered as $100,000 – $45,000 = $55,000 (remember that $5,000 of the partial surrender is contract earnings). The death benefit equals:
MAV Death Benefit (MAV adjusted for partial surrenders):	$57,619
plus the Benefit Protector benefit (40% of earnings at death):
0.40 × ($57,619 - $55,000) =	+1,048
Total death benefit of:	$58,667
On the third contract anniversary the contract value falls to $40,000. The death benefit equals the previous death benefit. The reduction in contract value has no effect.
On the ninth contract anniversary the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously surrendered that are one or more years old.
The death benefit equals:
MAV Death Benefit (contract value):	$200,000
plus the Benefit Protector benefit (40% of earnings at death, up to a maximum of 100% of purchase payments not previously surrendered that are one or more years old)	+55,000
Total death benefit of:	$255,000
During the tenth contract year you make an additional purchase payment of $50,000. Your new contract value is now $250,000. The new purchase payment is less than one year old and so it has no effect on the Benefit Protector value. The death benefit equals:
MAV Death Benefit (contract value):	$250,000
plus the Benefit Protector benefit (40% of earnings at death, up to a maximum of 100% of purchase payments not previously surrendered that are one or more years old)	+55,000
Total death benefit of:	$305,000

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During the eleventh contract year the contract value remains $250,000 and the “new” purchase payment is one year old and the value of the Benefit Protector changes. The death benefit equals:
MAV Death Benefit (contract value):	$250,000
plus the Benefit Protector benefit (40% of earnings at death up to a maximum of 100% of purchase payments not previously surrendered that are one or more years old)
0.40 × ($250,000 - $105,000) =	+58,000
Total death benefit of:	$308,000

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Appendix G: Example — Benefit Protector Plus Death Benefit Rider
Example of the Benefit Protector Plus
Assumptions:
•	You purchase the contract with a payment of $100,000 and you (Current Contract) or you and the annuitant (Original Contract) are under age 70; and
•	you select the MAV Death Benefit.

During the first contract year the contract value grows to $105,000. The MAV Death Benefit equals the contract value. You have not reached the first contract anniversary so the Benefit Protector Plus does not provide any additional benefit at this time.
On the first contract anniversary the contract value grows to $110,000. You have not reached the second contract anniversary so the Benefit Protector Plus does not provide any benefit beyond what is provided by the Benefit Protector at this time. The death benefit equals:
MAV Death Benefit (contract value):	$110,000
plus the Benefit Protector Plus benefit which equals 40% of earnings at death (MAV Death Benefit minus remaining purchase payments for the Current Contract or MAV Death Benefit minus payments not previously surrendered for the Original Contract):
0.40 × ($110,000 – $100,000) =	+4,000
Total death benefit of:	$114,000
On the second contract anniversary the contract value falls to $105,000. The death benefit equals:
MAV Death Benefit (MAV):	$110,000
plus the Benefit Protector Plus benefit which equals 40% of earnings at death:
0.40 × ($110,000 – $100,000) =	+4,000
plus 10% of purchase payments made within 60 days of contract issue
and not previously surrendered: 0.10 × $100,000 =	+10,000
Total death benefit of:	$124,000
During the third contract year the contract value remains at $105,000 and you request a partial surrender of $50,000, including the applicable 7% surrender charge. We will surrender $10,500 from your contract value free of charge (10% of your prior anniversary’s contract value). The remainder of the surrender is subject to a 7% surrender charge because your payment is in the third year of the surrender charge schedule, so we will surrender $39,500 ($36,735 + $2,765 in surrender charges) from your contract value. Altogether, we will surrender $50,000 and pay you $47,235. We calculate purchase payments not previously surrendered as $100,000 – $45,000 = $55,000 (remember that $5,000 of the partial surrender is contract earnings). The death benefit equals:
MAV Death Benefit (MAV adjusted for partial surrenders):	$ 57,619
plus the Benefit Protector Plus benefit which equals 40% of earnings at death:
0.40 × ($57,619 – $55,000) =	+1,048
plus 10% of purchase payments made within 60 days of contract issue
and not previously surrendered: 0.10 × $55,000 =	+5,500
Total death benefit of:	$ 64,167
On the third contract anniversary the contract value falls to $40,000. The death benefit equals the previous death benefit. The reduction in contract value has no effect.
On the ninth contract anniversary the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously surrendered that are one or more years old. Because we are beyond the fourth contract anniversary the Benefit Protector Plus also reaches its maximum of 20%. The death benefit equals:
MAV Death Benefit (contract value):	$200,000
plus the Benefit Protector Plus benefit which equals 40% of earnings at death, up to a maximum of 100% of purchase payments not previously surrendered that are one or more years old	+55,000
plus 20% of purchase payments made within 60 days of contract issue and not previously surrendered: 0.20 × $55,000 =	+11,000
Total death benefit of:	$266,000

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During the tenth contract year you make an additional purchase payment of $50,000. Your new contract value is now $250,000. The new purchase payment is less than one year old and so it has no effect on the Benefit Protector Plus value. The death benefit equals:
MAV Death Benefit (contract value):	$250,000
plus the Benefit Protector Plus benefit which equals 40% of earnings at death, up to a maximum of 100% of purchase payments not previously surrendered that are one or more years old	+55,000
plus 20% of purchase payments made within 60 days of contract issue and not previously surrendered: 0.20 × $55,000 =	+11,000
Total death benefit of:	$316,000
During the eleventh contract year the contract value remains $250,000 and the “new” purchase payment is one year old. The value of the Benefit Protector Plus remains constant. The death benefit equals:
MAV Death Benefit (contract value):	$250,000
plus the Benefit Protector Plus benefit which equals 40% of earnings at death (MAV Death Benefit minus payments not previously surrendered):
0.40 × ($250,000 – $105,000) =	+58,000
plus 20% of purchase payments made within 60 days of contract issue
and not previously surrendered: 0.20 × $55,000 =	+11,000
Total death benefit of:	$319,000

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Appendix H: Asset Allocation Program for Contracts With Applications Signed Before May 1, 2006
Asset Allocation Program
For contracts with applications signed before May 1, 2006, we offered an asset allocation program. You could elect to participate in the asset allocation program, and there is no additional charge. If you purchased an optional Accumulation Protector Benefit rider, Guarantor Withdrawal Benefit rider or Income Assurer Benefit rider, you are required to participate in the asset allocation program under the terms of the rider.
This asset allocation program allows you to allocate your contract value to a model portfolio that consists of subaccounts and may include certain GPAs (if available under the asset allocation program), which represent various asset classes. By spreading your contract value among these various asset classes, you may be able to reduce the volatility in your contract value, but there is no guarantee that this will occur.
Asset allocation does not guarantee that your contract will increase in value nor will it protect against a decline in value if market prices fall. If you choose or are required to participate in the asset allocation program, you are responsible for determining which model portfolio is best for you. Your investment professional can help you make this determination. In addition, your investment professional may provide you with an investor questionnaire, a tool that can help you determine which model portfolio is suited to your needs based on factors such as your investment goals, your tolerance for risk, and how long you intend to invest.
Under the asset allocation program, we have offered five model portfolios ranging from conservative to aggressive. You may not use more than one model portfolio at a time. You are allowed to request a change to another model portfolio twice per contract year. Each model portfolio specifies allocation percentages to each of the subaccounts, any GPAs that make up that model portfolio. By participating in the asset allocation program, you authorize us to invest your contract value in the subaccounts, any GPAs according to the allocation percentages stated for the specific model portfolio you have selected. You also authorize us to automatically rebalance your contract value quarterly beginning three months after the effective date of your contract in order to maintain alignment with the allocation percentages specified in the model portfolio.
Special rules will apply to the GPAs if they are included in a model portfolio. Under these rules:
•	no MVA will apply when rebalancing occurs within a specific model portfolio (but an MVA may apply if you elect to transfer to a new model portfolio); and
•	no MVA will apply when you elect an annuity payout plan while your contract value is invested in a model portfolio (see “Guarantee Period Accounts — Market Value Adjustment”).
Under the asset allocation program, the subaccounts, any GPAs that make up the model portfolio you selected and the allocation percentages to those subaccounts, any GPAs will not change unless we adjust the composition of the model portfolio to reflect the liquidation, substitution or merger of an underlying fund, a change of investment objective by an underlying fund or when an underlying fund stops selling its shares to the variable account. We reserve the right to change the terms and conditions of the asset allocation program upon written notice to you.
If permitted under applicable securities law, we reserve the right to:
•	reallocate your current model portfolio to an updated version of your current model portfolio; or
•	substitute a fund of funds for your current model portfolio.
We also reserve the right to discontinue the asset allocation program. We will give you 30 days’ written notice of any such change.
If you elected to participate in the asset allocation program, you may discontinue your participation in the program at any time by giving us written notice. Upon cancellation, automated rebalancing associated with the asset allocation program will end. You can elect to participate in the asset allocation program again at any time.

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Appendix I: Guarantor Withdrawal Benefit for Life Rider Disclosure
Guarantor Withdrawal Benefit for Life Rider
The Guarantor Withdrawal Benefit for Life rider is an optional benefit that you may select for an additional annual charge if(1):
•	your contract application is signed on or after May 1, 2006;
•	the rider is available in your state; and
•	you and the annuitant are 80 or younger on the date the contract is issued.
(1)	The Guarantor Withdrawal Benefit for Life rider is not available under an inherited qualified annuity.
You must elect the Guarantor Withdrawal Benefit for Life rider when you purchase your contract. The rider effective date will be the contract issue date.
The Guarantor Withdrawal Benefit for Life rider guarantees that you will be able to withdraw up to a certain amount each year from the contract, regardless of the investment performance of your contract before the annuity payments begin, until you have recovered at minimum all of your purchase payments. And, under certain limited circumstances defined in the rider, you have the right to take a specified amount of partial withdrawals in each contract year until death (see “At Death” heading below) — even if the contract value is zero.
Your contract provides for annuity payouts to begin on the annuitization start date (see “Buying Your Contract — The Annuitization Date”). Before the annuitization start date, you have the right to withdraw some or all of your contract value, less applicable administrative, surrender and rider charges imposed under the contract at the time of the withdrawal (see “Making the Most of Your Contract — Surrenders”). Because your contract value will fluctuate depending on the performance of the underlying funds in which the subaccounts invest, the contract itself does not guarantee that you will be able to take a certain withdrawal amount each year before the annuitization start date, nor does it guarantee the length of time over which such withdrawals can be made before the annuitization start date.
The Guarantor Withdrawal Benefit for Life rider may be appropriate for you if you intend to make periodic withdrawals from your annuity contract and wish to ensure that market performance will not adversely affect your ability to withdraw your principal over time.
Under the terms of the Guarantor Withdrawal Benefit for Life rider, the calculation of the amount which can be withdrawn in each contract year varies depending on several factors, including but not limited to the waiting period (see “Waiting period” heading below) and whether or not the lifetime withdrawal benefit has become effective:
(1)	The basic withdrawal benefit gives you the right to take limited partial withdrawals in each contract year and guarantees that over time the withdrawals will total an amount equal to, at minimum, your purchase payments. Key terms associated with the basic withdrawal benefit are “Guaranteed Benefit Payment (GBP),” “Remaining Benefit Payment (RBP),” “Guaranteed Benefit Amount (GBA),” and “Remaining Benefit Amount (RBA).” See these headings below for more information.
(2)	The lifetime withdrawal benefit gives you the right, under certain limited circumstances defined in the rider, to take limited partial withdrawals until the later of death (see “At Death” heading below) or until the RBA (under the basic withdrawal benefit) is reduced to zero. Key terms associated with the lifetime withdrawal benefit are “Annual Lifetime Payment (ALP),” “Remaining Annual Lifetime Payment (RALP),” “Covered Person,” and “Annual Lifetime Payment Attained Age (ALPAA).” See these headings below for more information.
Only the basic withdrawal benefit will be in effect prior to the date that the lifetime withdrawal benefit becomes effective. The lifetime withdrawal benefit becomes effective automatically on the rider anniversary date after the covered person reaches age 65, or the rider effective date if the covered person is age 65 or older on the rider effective date (see “Annual Lifetime Payment Attained Age (ALPAA)” heading below).
Provided annuity payouts have not begun, the Guarantor Withdrawal Benefit for Life rider guarantees that you may take the following partial withdrawal amounts each contract year:
•	After the waiting period and before the establishment of the ALP, the rider guarantees that each year you can cumulatively withdraw an amount equal to the GBP;
•	During the waiting period and before the establishment of the ALP, the rider guarantees that each year you can cumulatively withdraw an amount equal to the value of the RBP at the beginning of the contract year;
•	After the waiting period and after the establishment of the ALP, the rider guarantees that each year you have the option to cumulatively withdraw an amount equal the ALP or the GBP, but the rider does not guarantee withdrawals of the sum of both the ALP and the GBP in a contract year;
•	During the waiting period and after the establishment of the ALP, the rider guarantees that each year you have the option to cumulatively withdraw an amount equal to the value of the RALP or the RBP at the beginning of the contract year, but the rider does not guarantee withdrawals of the sum of both the RALP and the RBP in a contract year.

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If you withdraw less than the allowed partial withdrawal amount in a contract year, the unused portion cannot be carried over to the next contract year. As long as your partial withdrawals in each contract year do not exceed the annual partial withdrawal amount allowed under the rider, and there has not been a contract ownership change or spousal continuation of the contract, the guaranteed amounts available for partial withdrawals are protected (i.e., will not decrease).
If you withdraw more than the allowed partial withdrawal amount in a contract year, we call this an “excess withdrawal” under the rider. Excess withdrawals trigger an adjustment of a benefit’s guaranteed amount, which may cause it to be reduced (see “GBA Excess Withdrawal Processing,” “RBA Excess Withdrawal Processing,” and “ALP Excess Withdrawal Processing” headings below).
Please note that each of the two benefits has its own definition of the allowed annual withdrawal amount. Therefore a partial withdrawal may be considered an excess withdrawal for purposes of the lifetime withdrawal benefit only, the basic withdrawal benefit only, or both.
If your withdrawals exceed the greater of the RBP or the RALP, surrender charges under the terms of the contract may apply (see “Charges — Surrender Charges”). The amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge. Market value adjustments, if applicable, will also be made (see “Guarantee Period Accounts (GPAs) — Market Value Adjustment”). We pay you the amount you request. Any partial surrenders you take under the contract will reduce the value of the death benefits (see “Benefits in Case of Death”). Upon full surrender of the contract, you will receive the remaining contract value less any applicable charges (see “Making the Most of Your Contract — Surrender”).
The rider’s guaranteed amounts can be increased at the specified intervals if your contract value has increased. An annual step up feature is available at each contract anniversary, subject to certain conditions, and may be applied automatically to your contract or may require you to elect the step up (see “Annual Step Up” heading below). If you exercise the annual step up election, the spousal continuation step up election (see “Spousal Continuation Step Up” heading below) or change your PN investment option, the rider charge may change (see “Charges”).
If you take withdrawals during the waiting period, any prior steps ups applied will be reversed and step ups will not be available until the third rider anniversary. You may take withdrawals after the waiting period without reversal of prior step ups.
You should consider whether the Guarantor Withdrawal Benefit for Life rider is appropriate for you because:
You will begin paying the rider charge as of the rider effective date, even if you do not begin taking withdrawals for many years. It is possible that your contract performance, fees and charges, and withdrawal pattern may be such that your contract value will not be depleted in your lifetime and you will not receive any monetary value under the rider.
•	Lifetime Withdrawal Benefit Limitations: The lifetime withdrawal benefit is subject to certain limitations, including but not limited to:
(a)	Once the contract value equals zero, payments are made for as long as the oldest owner or annuitant is living (see “If Contract Value Reduces to Zero” heading below). However, if the contract value is greater than zero, the lifetime withdrawal benefit terminates at the first death of any owner or annuitant (see “At Death” heading below). Therefore, if there are multiple contract owners or the annuitant is not an owner, the rider may terminate or the lifetime withdrawal benefit may be reduced. This possibility may present itself when:
(i)	There are multiple contract owners — when one of the contract owners dies the benefit terminates even though other contract owners are still living (except if the contract is continued under the spousal continuation provision of the contract); or
(ii)	The owner and the annuitant are not the same persons — if the annuitant dies before the owner, the benefit terminates even though the owner is still living. This is could happen, for example, when the owner is younger than the annuitant. This risk increases as the age difference between owner and annuitant increases.
(b)	Excess withdrawals can reduce the ALP to zero even though the GBA, RBA, GBP and/or RBP values are greater than zero. If the both the ALP and the contract value are zero, the lifetime withdrawal benefit will terminate.
(c)	When the lifetime withdrawal benefit is first established, the initial ALP is based on the basic withdrawal benefit’s RBA at that time (see “Annual Lifetime Payment (ALP)” heading below), unless there has been a spousal continuation or ownership change. Any withdrawal you take before the ALP is established reduces the RBA and therefore may result in a lower amount of lifetime withdrawals you are allowed to take.
(d)	Withdrawals can reduce both the contract value and the RBA to zero prior to the establishment of the ALP. If this happens, the contract and the Guarantor Withdrawal Benefit for Life rider will terminate.
•	Investment Allocation Restrictions: You must be invested in one of the approved investment options. These funds are expected to reduce our financial risks and expenses associated with certain living benefits. Although the funds’ investment strategies may help mitigate declines in your contract value due to declining equity markets, the funds’ investment strategies may also curb your contract value gains during periods of positive performance by the equity

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markets. Additionally, investment in the funds may decrease the number and amount of any benefit base increase opportunities. (See “The Variable Account and the Funds: Volatility and Volatility Management Risk with the Portfolio Stabilizer funds” section.) We reserve the right to add, remove or substitute approved investment options at any time and in our sole discretion in the future. This requirement limits your choice of investments. This means you will not be able to allocate contract value to all of the subaccounts, GPAs or the one-year fixed account that are available under the contract to contract owners who do not elect this rider. (See “Making the Most of Your Contract — Portfolio Navigator Program and Portfolio Stabilizer Funds.”) You may allocate purchase payments to the DCA fixed account, when available, and we will make monthly transfers into the investment option you have chosen. Subject to state restrictions, we reserve the right to limit the number of investment options from which you can select based on the dollar amount of purchase payments you make.
•	Limitations on Purchase of Other Riders under this Contract: If you select the Guarantor Withdrawal Benefit for Life rider, you may not elect an Income Assurer Benefit rider or the Accumulation Protector Benefit rider.
•	Non-Cancelable: Once elected, the Guarantor Withdrawal Benefit for Life rider may not be cancelled and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero (described below) or after the annuitization start date.
•	Limitations on Purchase Payments: We reserve the right to limit the cumulative amount of purchase payments, subject to state restrictions, which may limit your ability to make additional purchase payments to increase your contract value as you may have originally intended. For current purchase payment restrictions, please see “Buying Your Contract — Purchase Payments”.
•	Interaction with Total Free Amount (TFA) contract provision: The TFA is the amount you are allowed to withdraw from the contract in each contract year without incurring a surrender charge (see “Charges — Surrender Charge”). The TFA may be greater than the RBP or RALP under this rider. Any amount you withdraw under the contract’s TFA provision that exceeds the RBP or RALP is subject to the excess withdrawal processing described below for the GBA, RBA and ALP.
You should consult your tax advisor before you select this optional rider if you have any questions about the use of this rider in your tax situation:
•	Tax Considerations for Nonqualified Annuities: Under current federal income tax law, withdrawals under nonqualified annuities, including partial withdrawals taken from the contract under the terms of this rider, are treated less favorably than amounts received as annuity payments under the contract (see “Taxes — Nonqualified Annuities”). Withdrawals before age 59 ½ may incur a 10% IRS early withdrawal penalty and may be considered taxable income.
•	Tax Considerations for Qualified Annuities: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see “Taxes — Qualified Annuities — Required Minimum Distributions”). If you have a qualified annuity, you may need to take an RMD that exceeds the specified amount of withdrawal available under the rider. Partial withdrawals in any contract year that exceed the guaranteed amount available for withdrawal may reduce future benefits guaranteed under the rider. While the rider permits certain excess withdrawals to be made for the purpose of satisfying RMD requirements for this contract alone without reducing future benefits guaranteed under the rider, there can be no guarantee that changes in the federal income tax law after the effective date of the rider will not require a larger RMD to be taken, in which case, future guaranteed withdrawals under the rider could be reduced. Additionally, RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing.
For owners subject to annual RMD rules under Section 401(a)(9) of the Code, the amounts you withdraw each year from this contract to satisfy these rules are not subject to excess withdrawal processing under the terms of the rider subject to the following rules and our current administrative practice:
(1)	If on the date we calculated your Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA), it is greater than the RBP from the beginning of the current contract year,
•	Basic Additional Benefit Amount (BABA) will be set equal to that portion of your ALERMDA that exceeds the RBP from the beginning of the current contract year.
•	Any withdrawals taken in a contract year will count first against and reduce the RBP for that contract year.
•	Once the RBP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the BABA. These withdrawals will not be considered excess withdrawals with regard to the GBA and RBA as long as they do not exceed the remaining BABA.
•	Once the BABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the GBA and RBA and will subject them all to the excess withdrawal processing described in the Guarantor Withdrawal Benefit for Life rider.

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(2)	If on the date we calculated your ALERMDA, it is greater than the RALP from the beginning of the current Contract Year,
•	A Lifetime Additional Benefit Amount (LABA) will be set equal to that portion of your ALERMDA that exceeds the RALP from the beginning of the current contract year.
•	Any withdrawals taken in a contract year will count first against and reduce the RALP for that contract year.
•	Once the RALP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the LABA. These withdrawals will not be considered excess withdrawals with regard to the ALP as long as they do not exceed the remaining LABA.
•	Once the LABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the ALP and will subject the ALP to the excess withdrawal processing described by the Guarantor Withdrawal Benefit for Life rider.
(3)	If the ALP is established on a policy anniversary where your current ALERMDA is greater than the new RALP,
•	An initial LABA will be set equal to that portion of your ALERMDA that exceeds the new RALP.
•	This new LABA will be immediately reduced by the amount that total withdrawals in the current calendar year exceed the new RALP, but shall not be reduced to less than zero.
The Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA) is:
(1)	determined by us each calendar year;
(2)	based solely on the value of the contract to which the Guarantor Withdrawal Benefit for Life rider is attached as of the date we make the determination; and
(3)	is otherwise based on the company’s understanding and interpretation of the requirements for life expectancy distributions intended to satisfy the required minimum distribution rules under Code Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable on the effective date of this prospectus, to:
1.	an individual retirement annuity (Section 408(b));
2.	a Roth individual retirement account (Section 408A);
3.	a Simplified Employee Pension plan (Section 408(k));
4.	a tax-sheltered annuity rollover (Section 403(b)).
We reserve the right to modify our administrative practice described above and will give you 30 days’ written notice of any such change.
In the future, the requirements under the Code for such distributions may change and the life expectancy amount calculation provided under your Guarantor Withdrawal Benefit for Life rider may not be sufficient to satisfy the requirements under the Code for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed your available RBP or RALP amount and may result in the reduction of your GBA, RBA, and/or ALP as described under the excess withdrawal provision of the rider.
In cases where the Code does not allow the life expectancy of a natural person to be used to calculate the required minimum distribution amount (e.g., ownership by a trust or a charity), we will calculate the life expectancy RMD amount calculated by us as zero in all years. The life expectancy required minimum distribution amount calculated by us will also equal zero in all years.
•	Treatment of non-spousal distributions: Unless you are married your beneficiary will be required to take distributions as a non-spouse which may result in significantly decreasing the value of the rider. Please note civil unions and domestic partnerships generally are not recognized as marriages for federal tax purposes. For additional information see “Taxes — Other — Spousal status” section of this prospectus.
•	Limitations on Tax-Sheltered Annuities (TSAs): Your right to take withdrawals is restricted if your contract is a TSA (see “TSA — Special Provisions”).
For an example, see “Examples of Guarantor Withdrawal Benefit for Life” below.
Key terms and provisions of the Guarantor Withdrawal Benefit for Life rider are described below:
Partial Withdrawals: A withdrawal of an amount that does not result in a full withdrawal of the contract. The partial withdrawal amount is a gross amount and will include any surrender charge and any market value adjustment.
Waiting period: The period of time starting on the rider effective date during which the annual step up is not available if you take withdrawals. The current waiting period is three years.
Guaranteed Benefit Amount (GBA): The total cumulative amount available for partial withdrawals over the life of the rider under the basic withdrawal benefit. The maximum GBA is $5,000,000. The GBA cannot be withdrawn and is not payable as a death benefit. Rather, the GBA is an interim value used to calculate the amount available for withdrawals each year under the basic withdrawal benefit (see “Guaranteed Benefit Payment” below). At any time, the total GBA is the sum of the individual GBAs associated with each purchase payment.

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The GBA is determined at the following times, calculated as described:
•	At contract issue — the GBA is equal to the initial purchase payment.
•	When you make additional purchase payments — each additional purchase payment has its own GBA equal to the amount of the purchase payment.
•	At step up — (see “Annual Step Up” and “Spousal Continuation Step Up” headings below).
•	When an individual RBA is reduced to zero — the GBA that is associated with that RBA will also be set to zero.
•	When you make a partial withdrawal during the waiting period and after a step up — Any prior annual step ups will be reversed. Step up reversal means that the GBA associated with each purchase payment will be reset to the amount of that purchase payment. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.
•	When you make a partial withdrawal at any time and the amount withdrawn is:
(a)	less than or equal to the total RBP — the GBA remains unchanged. If there have been multiple purchase payments, both the total GBA and each payment’s GBA remain unchanged.
(b)	is greater than the total RBP — GBA excess withdrawal processing will be applied to the GBA. If the partial withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.
GBA Excess Withdrawal Processing
The total GBA will automatically be reset to the lesser of (a) the total GBA immediately prior to the withdrawal; or (b) the contract value immediately following the withdrawal. If there have been multiple purchase payments, each payment’s GBA after the withdrawal will be reset to equal that payment’s RBA after the withdrawal plus (a) times (b), where:
(a)	is the ratio of the total GBA after the withdrawal less the total RBA after the withdrawal to the total GBA before the withdrawal less the total RBA after the withdrawal; and
(b)	is each payment’s GBA before the withdrawal less that payment’s RBA after the withdrawal.
Remaining Benefit Amount (RBA): Each withdrawal you make reduces the amount that is guaranteed by this rider as future withdrawals. At any point in time, the RBA equals the amount of GBA that remains available for withdrawals for the remainder of the contract’s life, and total RBA is the sum of the individual RBAs associated with each purchase payment. The maximum RBA is $5,000,000.
The RBA is determined at the following times, calculated as described:
•	At contract issue — the RBA is equal to the initial purchase payment.
•	When you make additional purchase payments — each additional purchase payment has its own RBA initially set equal to that payment’s GBA (the amount of the purchase payment).
•	At step up — (see “Annual Step Up” and “Spousal Continuation Step Up” headings below).
•	When you make a partial withdrawal during the waiting period and after a step up — Any prior annual step ups will be reversed. Step up reversal means that the RBA associated with each purchase payment will be reset to the amount of that purchase payment. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.
•	When you make a partial withdrawal at any time and the amount withdrawn is:
(a)	less than or equal to the total RBP — the total RBA is reduced by the amount of the withdrawal. If there have been multiple purchase payments, each payment’s RBA is reduced in proportion to its RBP.
(b)	is greater than the total RBP — RBA excess withdrawal processing will be applied to the RBA. If the partial withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.
RBA Excess Withdrawal Processing
The total RBA will automatically be reset to the lesser of (a) the contract value immediately following the withdrawal, or (b) the total RBA immediately prior to the withdrawal, less the amount of the withdrawal.
If there have been multiple purchase payments, both the total RBA and each payment’s RBA will be reset. The total RBA will be reset according to the excess withdrawal processing described above. Each payment’s RBA will be reset in the following manner:
1.	The withdrawal amount up to the total RBP is taken out of each RBA bucket in proportion to its individual RBP at the time of the withdrawal; and
2.	The withdrawal amount above the total RBP and any amount determined by the excess withdrawal processing are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.

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Guaranteed Benefit Payment (GBP): At any time, the amount available for partial withdrawals in each contract year after the waiting period, until the RBA is reduced to zero, under the basic withdrawal benefit. At any point in time, each purchase payment has its own GBP, which is equal to the lesser of that payment’s RBA or 7% of that payment’s GBA, and the total GBP is the sum of the individual GBPs.
During the waiting period, the guaranteed annual withdrawal amount may be less than the GBP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see “Waiting Period” heading above). The guaranteed annual withdrawal amount during the waiting period is equal to the value of the RBP at the beginning of the contract year.
The GBP is determined at the following times, calculated as described:
•	At contract issue — the GBP is established as 7% of the GBA value.
•	At each contract anniversary — each payment’s GBP is reset to the lesser of that payment’s RBA or 7% of that payment’s GBA value.
•	When you make additional purchase payments — each additional purchase payment has its own GBP equal to 7% of the purchase payment amount.
•	At step up — (see “Annual Step Up” and “Spousal Continuation Step Up” headings below).
•	When an individual RBA is reduced to zero — the GBP associated with that RBA will also be reset to zero.
•	When you make a partial withdrawal during the waiting period and after a step up — Any prior annual step ups will be reversed. Step up reversal means that the GBA and the RBA associated with each purchase payment will be reset to the amount of that purchase payment. Each payment’s GBP will be reset to 7% of that purchase payment. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.
•	When you make a partial withdrawal at any time and the amount withdrawn is:
(a)	less than or equal to the total RBP — the GBP remains unchanged.
(b)	is greater than the total RBP — each payment’s GBP is reset to the lesser of that payment’s RBA or 7% of that payment’s GBA value, based on the RBA and GBA after the withdrawal. If the partial withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.
Remaining Benefit Payment (RBP): The amount available for partial withdrawals for the remainder of the contract year under the basic withdrawal benefit. At any point in time, the total RBP is the sum of the RBPs for each purchase payment. During the waiting period, when the guaranteed amount maybe less than the GBP, the value of the RBP at the beginning of the contract year will be that amount that is actually guaranteed each contract year.
The RBP is determined at the following times, calculated as described:
•	At the beginning of each contract year during the waiting period and prior to any withdrawal — the RBP for each purchase payment is set equal to that purchase payment multiplied by 7%.
•	At the beginning of any other contract year — the RBP for each purchase payment is set equal to that purchase payment’s GBP.
•	When you make additional purchase payments — each additional purchase payment has its own RBP equal to that payment’s GBP.
•	At step up — (see “Annual Step Up” and “Spousal Continuation Step Up” headings below).
•	At spousal continuation — (see “Spousal Option to Continue the Contract” heading below).
•	When an individual RBA is reduced to zero — the RBP associated with that RBA will also be reset to zero.
•	When you make any partial withdrawal — the total RBP is reset to equal the total RBP immediately prior to the partial withdrawal less the amount of the partial withdrawal, but not less than zero. If there have been multiple purchase payments, each payment’s RBP is reduced proportionately. If you withdraw an amount greater than the RBP, GBA excess withdrawal processing and RBA excess withdrawal processing are applied and the amount available for future partial withdrawals for the remainder of the contract’s life may be reduced by more than the amount of withdrawal. When determining if a withdrawal will result in the excess withdrawal processing, the applicable RBP will not yet reflect the amount of the current withdrawal.
Covered Person: The person whose life is used to determine when the ALP is established, and the duration of the ALP payments. The covered person is the oldest contract owner or annuitant. The covered person may change during the contract’s life if there is a spousal continuation or a change of contract ownership. If the covered person changes, we recompute the benefits guaranteed by the rider, based on the life of the new covered person, which may reduce the amount of the lifetime withdrawal benefit.

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Annual Lifetime Payment Attained Age (ALPAA): The covered person’s age after which time the lifetime benefit can be established. Currently, the lifetime benefit can be established on the later of the contract effective date or the contract anniversary date on/following the date the covered person reaches age 65.
Annual Lifetime Payment (ALP): Once established, the ALP at any time is the amount available for withdrawals in each contract year after the waiting period until the later of death (see “At Death” heading below), or the RBA is reduced to zero, under the lifetime withdrawal benefit. The maximum ALP is $300,000. Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the ALP is zero.
During the waiting period, the guaranteed annual lifetime withdrawal amount may be less than the ALP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see “Waiting Period” heading above). The guaranteed annual lifetime withdrawal amount during the waiting period is equal to the value of the RALP at the beginning of the contract year.
The ALP is determined at the following times:
•	The later of the contract effective date or the contract anniversary date on/following the date the covered person reaches age 65 — the ALP is established as 6% of the total RBA.
•	When you make additional purchase payments — each additional purchase payment increases the ALP by 6% of the amount of the purchase payment.
•	At step ups — (see “Annual Step Up” and “Spousal Continuation Step Up” headings below).
•	At contract ownership change — (see “Spousal Option to Continue the Contract” and “Contract Ownership Change” headings below).
•	When you make a partial withdrawal during the waiting period and after a step up — Any prior annual step ups will be reversed. Step up reversal means that the ALP will be reset to equal total purchase payments multiplied by 6%. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.
•	When you make a partial withdrawal at any time and the amount withdrawn is:
(a)	less than or equal to the RALP — the ALP remains unchanged.
(b)	is greater than the RALP — ALP excess withdrawal processing will be applied to the ALP. Please note that if the partial withdrawal is made during the waiting period, the excess withdrawal processing are applied AFTER any previously applied annual step ups have been reversed.
ALP Excess Withdrawal Processing
The ALP is reset to the lesser of the ALP immediately prior to the withdrawal, or 6% of the contract value immediately following the withdrawal.
Remaining Annual Lifetime Payment (RALP): The amount available for partial withdrawals for the remainder of the contract year under the lifetime withdrawal benefit. During the waiting period, when the guaranteed annual withdrawal amount may be less than the ALP, the value of the RALP at the beginning of the contract year will be the amount that is actually guaranteed each contract year. Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the RALP is zero.
The RALP is determined at the following times:
•	The later of the contract effective date or the contract anniversary date following the date the covered person reaches age 65, and:
(a)	During the waiting period and prior to any withdrawals — the RALP is established equal to 6% of purchase payments.
(b)	At any other time — the RALP is established equal to the ALP.
•	At the beginning of each contract year during the waiting period and prior to any withdrawals — the RALP is set equal to the total purchase payments, multiplied by 6%.
•	At the beginning of any other contract year — the RALP is set equal to ALP.
•	When you make additional purchase payments — each additional purchase payment increases the RALP by 6% of the amount of the purchase payment.
•	At step ups — (see “Annual Step Up” and “Spousal Continuation Step Up” headings below).
•	When you make any partial withdrawal — the RALP equals the RALP immediately prior to the partial withdrawal less the amount of the partial withdrawal, but not less than zero. If you withdraw an amount greater than the RALP, ALP excess withdrawal processing is applied and the amount available for future partial withdrawals for the remainder of the contract’s life may be reduced by more than the amount of withdrawal. When determining if a withdrawal will result in excess withdrawal processing, the applicable RALP will not yet reflect the amount of the current withdrawal.

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Step Up Date: The date any step up becomes effective, and depends on the type of step up being applied (see “Annual Step Up” and “Spousal Continuation Step Up” headings below).
Annual Step Up: Beginning with the first contract anniversary, an increase of the GBA, RBA, GBP, RBP, ALP, and/or RALP values may be available. A step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be withdrawn or paid upon death. Rather, a step up determines the current values of the GBA, RBA, GBP, RBP, ALP, and RALP, and may extend the payment period or increase the allowable payment.
The annual step up is subject to the following rules:
•	The annual step up is available when the RBA or, if established, the ALP, would increase on the step up date.
•	Only one step up is allowed each contract year.
•	If you take any withdrawals during the waiting period, any previously applied step ups will be reversed and the annual step up will not be available until the end of the waiting period.
•	If the application of the step up does not increase the rider charge, the annual step up will be automatically applied to your contract, and the step up date is the contract anniversary date.
•	If the application of the step up would increase the rider charge, the annual step up is not automatically applied. Instead, you have the option to step up for 30 days after the contract anniversary. If you exercise the elective annual step up option, you will pay the rider charge in effect on the step up date. If you wish to exercise the elective annual step up option, we must receive a request from you or your investment professional. The step up date is the date we receive your request to step up. If your request is received after the close of business, the step up date will be the next valuation day.
•	The ALP and RALP are not eligible for step ups until they are established. Prior to being established, the ALP and RALP values are both zero.
•	Please note it is possible for the ALP and RALP to step up even if the RBA or GBA do not step up, and it is also possible for the RBA and GBA to step up even if the ALP or RALP do not step up.
The annual step up resets the GBA, RBA, GBP, RBP, ALP and RALP values as follows:
•	The total RBA will be reset to the greater of the total RBA immediately prior to the step up date or the contract value (after charges are deducted) on the step up date.
•	The total GBA will be reset to the greater of the total GBA immediately prior to the step up date or the contract value (after charges are deducted) on the step up date.
•	The total GBP will be reset using the calculation as described above based on the increased GBA and RBA.
•	The total RBP will be reset as follows:
(a)	During the waiting period and prior to any withdrawals, the RBP will not be affected by the step up.
(b)	At any other time, the RBP will be reset as the increased GBP less all prior withdrawals made in the current contract year, but never less than zero.
•	The ALP will be reset to the greater of the ALP immediately prior to the step up date or 6% of the contract value (after charges are deducted) on the step up date.
•	The RALP will be reset as follows:
(a)	During the waiting period and prior to any withdrawals, the RALP will not be affected by the step up.
(b)	At any other time, the RALP will be reset as the increased ALP less all prior withdrawals made in the current contract year, but not less than zero.
Spousal Option to Continue the Contract: If a surviving spouse elects to continue the contract, the Guarantor Withdrawal Benefit for Life rider also continues. However, if the covered spouse continues the contract as an inherited IRA or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate. When the spouse elects to continue the contract, any remaining waiting period is cancelled; the covered person will be re-determined and is the covered person referred to below; and the GBA, RBA, GBP, RBP, ALP and RALP values are affected as follows:
•	The GBA, RBA, and GBP values remain unchanged.
•	The RBP is automatically reset to the GBP less all prior withdrawals made in the current contract year, but not less than zero.
•	If the ALP has not yet been established and the new covered person has not yet reached age 65 as of the date of continuation — the ALP will be established on the contract anniversary following the date the covered person reaches age 65 as the lesser of the RBA or the contract anniversary value, multiplied by 6%. The RALP will be established on the same date equal to the ALP.

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•	If the ALP has not yet been established but the new covered person is age 65 or older as of the date of continuation — the ALP will be established on the date of continuation as the lesser of the RBA or the contract value, multiplied by 6%. The RALP will be established on the same date in an amount equal to the ALP less all prior partial withdrawals made in the current contract year, but will never be less than zero.
•	If the ALP has been established but the new covered person has not yet reached age 65 as of the date of continuation — the ALP and RALP will be automatically reset to zero for the period of time beginning with the date of continuation and ending with the contract anniversary following the date the covered person reaches age 65. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%, and the RALP will be reset to equal the ALP.
•	If the ALP has been established and the new covered person is age 65 or older as of the date of continuation — the ALP will be automatically reset to the lesser of the current ALP or 6% of the contract value on the date of continuation. The RALP will be reset to the ALP less all prior withdrawals made in the current contract year, but not less than zero.
Please note that the lifetime withdrawal benefit amount may be reduced as a result of the spousal continuation.
Spousal Continuation Step Up: If a surviving spouse elects to continue the contract, another elective step up option becomes available. However, if the covered spouse continues the contract as an inherited IRA or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate. To exercise the step up, the spouse or the spouse’s investment professional must submit a request within 30 days of the date of continuation. The step up date is the date we receive the spouse’s request to step up. If the request is received after the close of business, the step up date will be the next valuation day. The GBA, RBA, GBP, RBP, ALP and RALP will be reset in the same fashion as the annual step up.
The spousal continuation step up is subject to the following rules:
•	If the spousal continuation step up option is exercised and we have increased the charge for the rider, the spouse will pay the charge that is in effect on the step up date.
It is our current administrative practice to process the spousal continuation step up as described in the next paragraph; however, we reserve the right to discontinue our administrative practice and will give you 30 days’ written notice of any such change.
At the time of spousal continuation, a step-up may be available. All annual step-up rules (see “Annual Step-Up” heading above), other than those that apply to the waiting period, also apply to the spousal continuation step-up. If the spousal continuation step-up is processed automatically, the step-up date is the valuation date spousal continuation is effective. If not, the spouse must elect the step up and must do so within 30 days of the spousal continuation date. If the spouse elects the spousal continuation step up, the step-up date is the valuation date we receive the spouse’s written request to step-up if we receive the request by the close of business on that day, otherwise the next valuation date.
If Contract Value Reduces to Zero: If the contract value reduces to zero and the total RBA remains greater than zero, you will be paid in the following scenarios:
1)	The ALP has not yet been established and the contract value is reduced to zero for any reason other than full withdrawal of the contract. In this scenario, you can choose to:
(a)	receive the remaining schedule of GBPs until the RBA equals zero; or
(b)	wait until the rider anniversary on/following the date the covered person reaches age 65, and then receive the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero.
We will notify you of this option. If no election is made, the ALP will be paid.
2)	The ALP has been established and the contract value reduces to zero as a result of fees or charges, or a withdrawal that is less than or equal to both the RBP and the RALP. In this scenario, you can choose to receive:
(a)	the remaining schedule of GBPs until the RBA equals zero; or
(b)	the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero. We will notify you of this option. If no election is made, the ALP will be paid.
3)	The ALP has been established and the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP. In this scenario, the remaining schedule of GBPs will be paid until the RBA equals zero.
4)	The ALP has been established and the contract value falls to zero as a result of a partial withdrawal that is greater than the RBP but less than or equal to the RALP. In this scenario, the ALP will be paid annually until the death of the covered person.

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Under any of these scenarios:
•	The annualized amounts will be paid to you in the frequency you elect. You may elect a frequency offered by us at the time payments begin. Available payment frequencies will be no less frequent than annually;
•	We will no longer accept additional purchase payments;
•	You will no longer be charged for the rider;
•	Any attached death benefit riders will terminate; and
•	The death benefit becomes the remaining payments, if any, until the RBA is reduced to zero.
The Guarantor Withdrawal Benefit for Life rider and the contract will terminate under either of the following two scenarios:
•	If the contract value falls to zero as a result of a withdrawal that is greater than both the RALP and the RBP. This is full withdrawal of the contract.
•	If the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP, and the total RBA is reduced to zero.
At Death: If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may elect to take the death benefit as a lump sum under the terms of the contract (see “Benefits in Case of Death”) or the annuity payout option (see “Guaranteed Withdrawal Benefit Annuity Payout Option” heading below).
If the contract value equals zero and the death benefit becomes payable, the following will occur:
•	If the RBA is greater than zero and the owner has been receiving the GBP each year, the GBP will continue to be paid to the beneficiary until the RBA equals zero.
•	If the covered person dies and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the RBA equals zero.
•	If the covered person is still alive and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the later of the death of the covered person or the RBA equals zero.
•	If the covered person is still alive and the RBA equals zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the death of the covered person.
•	If the covered person dies and the RBA equals zero, the benefit terminates. No further payments will be made.
Contract Ownership Change: If the contract changes ownership (see “Changing Ownership”), the covered person will be redetermined and is the covered person referred to below. The GBA, RBA, GBP, RBP values will remain unchanged. The ALP and RALP will be reset as follows. Our current administrative practice is to only reset the ALP and RALP if the covered person changes due to the ownership change.
•	If the ALP has not yet been established and the new covered person has not yet reached age 65 as of the ownership change date — the ALP and the RALP will be established on the contract anniversary following the date the covered person reaches age 65. The ALP will be set equal to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the anniversary date occurs during the waiting period and prior to a withdrawal, the RALP will be set to the lesser of the ALP or total purchase payments multiplied by 6%. If the anniversary date occurs at any other time, the RALP will be set to the ALP.
•	If the ALP has not yet been established but the new covered person is age 65 or older as of the ownership change date — the ALP and the RALP will be established on the ownership change date. The ALP will be set equal to the lesser of the RBA or the contract value, multiplied by 6%. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be set equal to the lesser of the ALP or total purchase payments multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be set equal to the ALP less all prior withdrawals made in the current contract year but not less than zero.
•	If the ALP has been established but the new covered person has not yet reached age 65 as of the ownership change date — the ALP and the RALP will be reset to zero for the period of time beginning with the ownership change date and ending with the contract anniversary following the date the covered person reaches age 65. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the time period ends during the waiting period and prior to any withdrawals, the RALP will be reset to the lesser of the ALP or total purchase payments multiplied by 6%. If the time period ends at any other time, the RALP will be reset to the ALP.
•	If the ALP has been established and the new covered person is age 65 or older as of the ownership change date — the ALP and the RALP will be reset on the ownership change date. The ALP will be reset to the lesser of the current ALP or 6% of the contract value. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be reset to the lesser of the ALP or total purchase payments multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be reset to the ALP less all prior withdrawals made in the current contract year but not less than zero.

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Please note that the lifetime withdrawal benefit amount may be reduced as a result of the ownership change.
Guaranteed Withdrawal Benefit Annuity Payout Option: Several annuity payout plans are available under the contract. As an alternative to these annuity payout plans, a fixed annuity payout option is available under the Guarantor Withdrawal Benefit for Life rider.
Under this option the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the current total RBA at the time you begin this fixed annuity payout option. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at that time but will be no less frequent than annually. If, at the death of the owner, total payouts have been made for less than the RBA, the remaining payouts will be paid to the beneficiary (see “The Annuity Payout Period” and “Taxes”).
This option may not be available if the contract is issued to qualify under Section 403 or 408 of the Code, as amended. For such contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed under the mortality table we then use to determine current life annuity purchase rates under the contract to which this rider is attached.
This annuity payout option may also be elected by the beneficiary of a contract as a settlement option if payments begin no later than one year after your death and the payout period does not extend beyond the beneficiary’s life or life expectancy.
Whenever multiple beneficiaries are designated under the contract, each such beneficiary’s share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this settlement option subject to the distribution requirements of the contract. We reserve the right to adjust the future schedule of GBPs if necessary to comply with the Code.
Rider Termination
The Guarantor Withdrawal Benefit for Life rider cannot be terminated either by you or us except as follows:
1.	Annuity payouts under an annuity payout plan will terminate the rider.
2.	Termination of the contract for any reason will terminate the rider.
Examples of the Guarantor Withdrawal Benefit for Life
Example #1: Covered person has not reached age 65 at the time the contract and rider are purchased.
Assumptions:
•	You purchase the contract with a payment of $100,000.
•	You are the sole owner and also the annuitant. You are age 60.
•	You make no additional payments to the contract.
•	Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in bold.

Contract Duration in Years	Purchase Payments	Partial Withdrawals	Hypothetical Assumed Contract Value	Basic Withdrawal Benefit				Lifetime Withdrawal Benefit
				GBA	RBA	GBP	RBP	ALP	RALP
At Issue	$100,000	$ N/A	$100,000	$100,000	$100,000	$7,000	$7,000	$ N/A	$ N/A
0.5	0	7,000	92,000	100,000	93,000	7,000	0	N/A	N/A
1	0	0	91,000	100,000	93,000	7,000	7,000	N/A	N/A
1.5	0	7,000	83,000	100,000	86,000	7,000	0	N/A	N/A
2	0	0	81,000	100,000	86,000	7,000	7,000	N/A	N/A
5	0	0	75,000	100,000	86,000	7,000	7,000	5,160 (1)	5,160 (1)
5.5	0	5,160	70,000	100,000	80,840	7,000	1,840	5,160	0
6	0	0	69,000	100,000	80,840	7,000	7,000	5,160	5,160
6.5	0	7,000	62,000	100,000	73,840	7,000	0	3,720 (2)	0
7	0	0	70,000	100,000	73,840	7,000	7,000	4,200	4,200
7.5	0	10,000	51,000	51,000 (3)	51,000 (3)	3,570	0	3,060 (3)	0
8	0	0	55,000	55,000	55,000	3,850	3,850	3,300	3,300
At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, spousal continuation or contract ownership change), you can continue to withdraw up to either the GBP of $3,850 each year until the RBA is reduced to zero, or the ALP of $3,300 each year until the later of your death or the RBA is reduced to zero.
(1)	The ALP and RALP are established on the contract anniversary date following the date the covered person reaches age 65.

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(2)	The $7,000 withdrawal is greater than the $5,160 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(3)	The $10,000 withdrawal is greater than both the $7,000 RBP allowed under the basic withdrawal benefit and the $4,200 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
Example #2: Covered person has reached 65 at the time the contract and rider are purchased.
Assumptions:
•	You purchase the contract with a payment of $100,000.
•	You are the sole owner and also the annuitant. You are age 65.
•	You make no additional payments to the contract.
•	Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in bold.

Contract Duration in Years	Purchase Payments	Partial Withdrawals	Hypothetical Assumed Contract Value	Basic Withdrawal Benefit				Lifetime Withdrawal Benefit
				GBA	RBA	GBP	RBP	ALP	RALP
At Issue	$100,000	$ N/A	$100,000	$100,000	$100,000	$7,000	$7,000	$6,000	$6,000
1	0	0	105,000	105,000	105,000	7,350	7,000 (1)	6,300	6,000 (1)
2	0	0	110,000	110,000	110,000	7,700	7,000 (1)	6,600	6,000 (1)
3	0	0	110,000	110,000	110,000	7,700	7,700 (2)	6,600	6,600 (2)
3.5	0	6,600	110,000	110,000	103,400	7,700	1,100	6,600	0
4	0	0	115,000	115,000	115,000	8,050	8,050	6,900	6,900
4.5	0	8,050	116,000	115,000	106,950	8,050	0	6,900 (3)	0
5	0	0	120,000	120,000	120,000	8,400	8,400	7,200	7,200
5.5	0	10,000	122,000	120,000 (4)	110,000 (4)	8,400	0	7,200 (4)	0
6	0	0	125,000	125,000	125,000	8,750	8,750	7,500	7,500
At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, spousal continuation or contract ownership change), you can continue to withdraw up to either the GBP of $8,750 each year until the RBA is reduced to zero, or the ALP of $7,500 each year until the later of your death or the RBA is reduced to zero.
(1)	The annual step-up has not been applied to the RBP or RALP because any withdrawal after step up during the waiting period would reverse any prior step ups prior to determining if the withdrawal is excess. Therefore, during the waiting period, the RBP is the amount you can withdraw without incurring the GBA and RBA excess withdrawal processing, and the RALP is the amount you can withdraw without incurring the ALP excess withdrawal processing.
(2)	On the third anniversary (after the end of the waiting period), the RBP and RALP are set equal to the GBP and ALP, respectively.
(3)	The $8,050 withdrawal is greater than the $6,900 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(4)	The $10,000 withdrawal is greater than both the $8,400 RBP allowed under the basic withdrawal benefit and the $7,200 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.

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Appendix J: Guarantor Withdrawal Benefit Rider Disclosure
Guarantor Withdrawal Benefit Rider
We have offered two versions of the Guarantor Withdrawal Benefit that have been referred to in previous disclosure as Rider A and Rider B. The description of the Guarantor Withdrawal Benefit in this section applies to both Rider A and Rider B, unless noted otherwise. Rider B is no longer available for purchase.
The Guarantor Withdrawal Benefit is an optional benefit that was offered for an additional annual charge if(1):
Rider A
•	your contract application was signed on or after April 30, 2005 in those states where the SecureSource rider and/or the Guarantor Withdrawal Benefit for Life rider are/were not available;
•	you and the annuitant were 79 or younger on the date the contract was issued.
Rider B
•	your contract application was signed prior to April 29, 2005;
•	the rider was available in your state; and
•	you and the annuitant were 79 or younger on the date the contract was issued.
(1)	The Guarantor Withdrawal Benefit is not available under an inherited qualified annuity.
You must elect the Guarantor Withdrawal Benefit rider when you purchase your contract (original rider). The original rider you receive at contract issue offers an elective annual step-up and any withdrawal after a step up during the first three years is considered an excess withdrawal, as described below. The rider effective date of the original rider is the contract issue date.
We will offer you the option of replacing the original rider with a new Guarantor Withdrawal Benefit (enhanced rider), if available in your state. The enhanced rider offers an automatic annual step-up and a withdrawal after a step up during the first three years is not necessarily an excess withdrawal, as described below. The effective date of the enhanced rider will be the contract issue date except for the automatic step-up which will apply to contract anniversaries that occur after you accept the enhanced rider. The descriptions below apply to both the original and enhanced riders unless otherwise noted.
The Guarantor Withdrawal Benefit initially provides a guaranteed minimum withdrawal benefit that gives you the right to take limited partial withdrawals in each contract year that over time will total an amount equal to your purchase payments. Certain withdrawals and step ups, as described below, can cause the initial guaranteed withdrawal benefit to change. The guarantee remains in effect if your partial withdrawals in a contract year do not exceed the allowed amount. As long as your withdrawals in each contract year do not exceed the allowed amount, you will not be assessed a surrender charge. Under the original rider, the allowed amount is the Guaranteed Benefit Payment (GBP — the amount you may withdraw under the terms of the rider in each contract year, subject to certain restrictions prior to the third contract anniversary, as described below). Under the enhanced rider, the allowed amount is equal to 7% of purchase payments for the first three years, and the GBP in all other years.
If you withdraw an amount greater than the allowed amount in a contract year, we call this an “excess withdrawal” under the rider. If you make an excess withdrawal under the rider:
•	surrender charges, if applicable, will apply only to the amount of the withdrawal that exceeds the allowed amount;
•	the guaranteed benefit amount will be adjusted as described below; and
•	the remaining benefit amount will be adjusted as described below.
For a partial withdrawal that is subject to a surrender charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge (see “Charges —Surrender Charge”). Market value adjustments, if applicable, will also be made (see “Guarantee Period Accounts (GPAs) — Market Value Adjustment”). We pay you the amount you request. Any partial withdrawals you take under the contract will reduce the value of the death benefits (see “Benefits in Case of Death”). Upon full withdrawal of the contract, you will receive the remaining contract value less any applicable charges (see “Surrenders”).
Once elected, the Guarantor Withdrawal Benefit rider may not be cancelled and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero (described below) or annuitization start date. If you select the Guarantor Withdrawal Benefit rider, you may not select an Income Assurer Benefit rider or the Accumulation Protector Benefit rider. If you exercise the annual step up election (see “Elective Step Up” and “Annual Step Up” below), the special spousal continuation step up election (see “Spousal Continuation and Special Spousal Continuation Step Up” below) or change your Portfolio Navigator model portfolio, the rider charge may change (see “Charges”).

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You should consider whether the Guarantor Withdrawal Benefit is appropriate for you because:
You will begin paying the rider charge as of the rider effective date, even if you do not begin taking withdrawals for many years. It is possible that your contract performance, fees and charges, and withdrawal pattern may be such that your contract value will not be depleted in your lifetime and you will not receive any monetary value under the rider.
•	Investment Allocation Restrictions: You must elect one of the approved investment options if you purchase a contract on or after May 1, 2006 with this rider (see “Making the Most of Your Contract — Portfolio Navigator Program and Portfolio Stabilizer funds”). These funds are expected to reduce our financial risks and expenses associated with certain living benefits and death benefits. Although the funds’ investment strategies may help mitigate declines in your contract value due to declining equity markets, the funds’ investment strategies may also curb your contract value gains during periods of positive performance by the equity markets. Additionally, investment in the funds may decrease the number and amount of any benefit base increase opportunities. (See “The Variable Account and the Funds: Volatility and Volatility Management Risk with the Portfolio Stabilizer funds” section.) We reserve the right to add, remove, or substitute approved investment options in the future. If you selected this Guarantor Withdrawal Benefit rider before May 1, 2006, you must participate in the asset allocation program (see “Appendix I: Asset Allocation Program for Contracts Purchased Before May 1, 2006”), however, you may elect to participate in the Portfolio Navigator program after May 1, 2006. This requirement limits your choice of investment options. This means you will not be able to allocate contract value to all of the subaccounts, GPAs or the one-year fixed account that are available under the contract to contract owners who do not elect this rider. You may allocate purchase payments to the DCA fixed account, when available, and we will make monthly transfers into the investment option you have chosen.
•	Limitations on Purchase Payments: We reserve the right to limit the cumulative amount of purchase payments, subject to state restrictions, which may limit your ability to make additional purchase payments to increase your contract value as you may have originally intended. For current purchase payment restrictions, please see “Buying Your Contract — Purchase Payments”.
•	Interaction with the Total Free Amount (FA) contract provision: The FA is the amount you are allowed to withdraw in each contract year without incurring a surrender charge (see “Charges — Surrender Charge”). The FA may be greater than GBP under this rider. Any amount you withdraw under the contract’s FA provision that exceeds the GBP is subject to the excess withdrawal processing for the GBA and RBA described below.
•	Rider A — Limitations on Purchase of Other Riders under this Contract: If you select the Guarantor Withdrawal Benefit rider, you may not elect the Accumulation Protector Benefit rider.
•	Non-Cancelable: Once elected, the Guarantor Withdrawal Benefit rider may not be cancelled and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero (described below) or after the annuitization start date.
You should consult your tax advisor if you have any questions about the use of this rider in your tax situation:
•	Tax Considerations for Non-Qualified Annuities: Under current federal income tax law, withdrawals under nonqualified annuities, including partial withdrawals taken from the contract under the terms of this rider, are treated less favorably than amounts received as annuity payments under the contract (see “Taxes — Nonqualified Annuities”). Withdrawals are taxable to the extent of earnings. Withdrawals before age 59½ may also incur a 10% IRS early withdrawal penalty.
•	Tax Considerations for Qualified Annuities: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see “Taxes — Qualified Annuities — Required Minimum Distributions”). If you have a qualified annuity, you may need to take an RMD. If you make a withdrawal in any contract year to satisfy an RMD, this may constitute an excess withdrawal, as defined below, and the excess withdrawal processing described below will apply. Under the terms of the enhanced rider, we allow you to satisfy the RMD based on the life expectancy RMD for your contract and the requirements of the Code and regulations in effect when you purchase your contract, without the withdrawal being treated as an excess withdrawal. It is our current administrative practice to make the same accommodation under the original rider, however, we reserve the right to discontinue our administrative practice and will give you 30 days’ written notice of any such change.
For owners subject to RMD rules under Section 401(a)(9), our current administrative practice under both the original and the enhanced riders is to allow amounts you withdraw to satisfy these rules without applying excess withdrawal processing under terms of the rider, subject to the following rules:
(1)	If your Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA) is greater than the RBP from the beginning of the current contract year, an Additional Benefit Amount (ABA) will be set equal to that portion of your ALERMDA that exceeds the RBP.
(2)	Any withdrawals taken in a contract year will count first against and reduce the RBP for that contract year.
(3)	Once the RBP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce any ABA. These withdrawals will not be considered excess withdrawals as long as they do not exceed the remaining ABA.

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(4)	Once the ABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals and will initiate the excess withdrawal processing described in the Guarantor Withdrawal Benefit rider.
The Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA) is:
(1)	determined by us each calendar year;
(2)	based solely on the value of the contract to which the Guarantor Withdrawal Benefit rider is attached as of the date we make the determination; and
(3)	based on the company’s understanding and interpretation of the requirements for life expectancy distributions intended to satisfy the required minimum distribution rules under Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, on the effective date of this prospectus to:
1.	an individual retirement annuity (Section 408(b));
2.	a Roth individual retirement account (Section 408A);
3.	a Simplified Employee Pension plan (Section 408(k));
4.	a tax-sheltered annuity rollover (Section 403(b)).
We reserve the right to modify our administrative practice described above and will give you 30 days’ written notice of any such change.
In the future, the requirements under the Code for such distributions may change and the life expectancy amount calculation provided under your Guarantor Withdrawal Benefit rider may not be sufficient to satisfy the requirements under the Code for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed your RBP amount and may result in the reduction of your GBA and RBA as described under the excess withdrawal provision of the rider.
Please note that RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing.
In cases where the Code does not allow the life expectancy of a natural person to be used to calculate the required minimum distribution amount (e.g. ownership by a trust or a charity), we will calculate the life expectancy RMD amount calculated by us as zero in all years. The life expectancy required minimum distribution amount calculated by us will also equal zero in all years.
•	Treatment of non-spousal distributions: Unless you are married your beneficiary will be required to take distributions as a non-spouse which may result in significantly decreasing the value of the rider. Please note civil unions and domestic partnerships generally are not recognized as marriages for federal tax purposes. For additional information see “Taxes — Other — Spousal status” section of this prospectus.
•	Limitations on Tax-Sheltered Annuities (TSAs): Your right to take withdrawals is restricted if your contract is a TSA (see “TSA — Special Provisions”). You should consult your tax advisor before you select this optional rider if you have any questions about the use of this rider in your tax situation;
The terms “Guaranteed Benefit Amount” and “Remaining Benefit Amount” are described below. Each is used in the operation of the GBP, the RBP, the elective step up, the annual step up, the special spousal continuation step up and the Guaranteed Withdrawal Benefit Annuity Payout Option.
Guaranteed Benefit Amount
The Guaranteed Benefit Amount (GBA) is equal to the initial purchase payment, , adjusted for subsequent purchase payments, , partial withdrawals in excess of the GBP, and step ups. The maximum GBA is $5,000,000.
The GBA is determined at the following times:
•	At contract issue — the GBA is equal to the initial purchase payment;
•	When you make additional purchase payments — each additional purchase payment has its own GBA equal to the amount of the purchase payment. The total GBA when an additional purchase payment are added is the sum of the individual GBAs immediately prior to the receipt of the additional purchase payment, plus the GBA associated with the additional purchase payment;
•	At step up — (see “Elective Step Up” and “Annual Step Up” headings below).
•	When you make a partial withdrawal:
(a)	and all of your withdrawals in the current contract year, including the current withdrawal, are less than or equal to the GBP — the GBA remains unchanged. If the partial withdrawal is taken during the first three years, the GBA and the GBP are calculated after the reversal of any prior step ups;

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(b)	and all of your withdrawals in the current contract year, including the current withdrawal, are greater than the GBP — the following excess withdrawal processing will be applied to the GBA. If the partial withdrawal is taken during the first three years, the GBA and the GBP are calculated after the reversal of any prior step ups:
(c)	under the original rider in a contract year after a step up but before the third contract anniversary — the following excess withdrawal processing will be applied to the GBA. If the partial withdrawal is taken during the first three years, the GBA and the GBP are calculated after the reversal of any prior step ups:
GBA Excess Withdrawal Processing
The total GBA will automatically be reset to the lesser of (a) the total GBA immediately prior to the withdrawal; or (b) the contract value immediately following the withdrawal. If there have been multiple purchase payments, each payment’s GBA after the withdrawal will be reset to equal that payment’s RBA after the withdrawal plus (a) times (b), where:
(a)	is the ratio of the total GBA after the withdrawal less the total RBA after the withdrawal to the total GBA before the withdrawal less the total RBA after the withdrawal; and
(b)	is each payment’s GBA before the withdrawal less that payment’s RBA after the withdrawal.
Remaining Benefit Amount
The remaining benefit amount (RBA) at any point is the total guaranteed amount available for future partial withdrawals. The maximum RBA is $5,000,000.
The RBA is determined at the following times:
•	At contract issue — the RBA is equal to the initial purchase payment;
•	When you make additional purchase payments — each additional purchase payment has its own RBA equal to the amount of the purchase payment. The total RBA when an additional purchase payment are added is the sum of the individual RBAs immediately prior to the receipt of the additional purchase payment, plus the RBA associated with the additional payment;
•	At step up — (see “Elective Step Up” and “Annual Step Up” headings below).
•	When you make a partial withdrawal:
(a)	and all of your withdrawals in the current contract year, including the current withdrawal, are less than or equal to the GBP — the RBA becomes the RBA immediately prior to the partial withdrawal, less the partial withdrawal. If the partial withdrawal is taken during the first three years, the RBA and the GBP are calculated after the reversal of any prior step ups;
(b)	and all of your withdrawals in the current contract year, including the current withdrawal, are greater than the GBP — the following excess withdrawal processing will be applied to the RBA. If the partial withdrawal is taken during the first three years, the RBA and the GBP are calculated after the reversal of any prior step ups;
(c)	under the original rider after a step up but before the third contract anniversary — the following excess withdrawal processing will be applied to the RBA. If the partial withdrawal is taken during the first three years, the RBA and the GBP are calculated after the reversal of any prior step ups;
RBA Excess Withdrawal Processing
The RBA will automatically be reset to the lesser of (a) the contract value immediately following the withdrawal, or (b) the RBA immediately prior to the withdrawal, less the amount of the withdrawal.
If there have been multiple purchase payments, any reduction of the RBA will be taken out of each payment’s RBA in the following manner:
The withdrawal amount up to the remaining benefit payment (defined below) is taken out of each RBA bucket in proportion to its remaining benefit payment at the time of the withdrawal; and the withdrawal amount above the remaining benefit payment and any amount determined by the excess withdrawal processing are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.
Guaranteed Benefit Payment
Under the original rider, the GBP is the amount you may withdraw under the terms of the rider in each contract year, subject to certain restrictions prior to the third anniversary.
Under the enhanced rider, the GBP is the withdrawal amount that you are entitled to take each contract year after the third anniversary until the RBA is depleted.
Rider A: Under the original rider, the GBP is equal to 7% of the GBA. Under the enhanced rider, the GBP is the lesser of (a) 7% of the GBA, or (b) the RBA. Under both the original and enhanced riders, if you withdraw less than the GBP in a contract year, there is no carry over to the next contract year.

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Rider B: Under both the original and enhanced riders, the GBP is the lesser of (a) 7% of the GBA; or (b) the RBA. If you withdraw less than the GBP in a contract year, there is no carry over to the next contract year.
Remaining Benefit Payment
Under the original rider, at the beginning of each contract year, the remaining benefit payment (RBP) is set as the lesser of (a) the GBP, or (b) the RBA.
Under the enhanced rider, at the beginning of each contract year, during the first three years and prior to any withdrawal, the RBP for each purchase payment is set equal to that purchase payment, multiplied by 7%. At the beginning of any other contract year, each individual RBP is set equal to each individual GBP.
Each additional purchase payment has its own RBP established equal to that payment’s GBP. The total RBP is equal to the sum of the individual RBPs.
Whenever a partial withdrawal is made, the RBP equals the RBP immediately prior to the partial withdrawal less the amount of the partial withdrawal, but not less than zero.
Elective Step Up (under the original rider only)
You have the option to increase the RBA, the GBA, the GBP and the RBP beginning with the first contract anniversary. An annual elective step up option is available for 30 days after the contract anniversary. The elective step up option allows you to step up the remaining benefit amount and guaranteed benefit amount to the contract value on the valuation date we receive your written request to step up.
The elective step up is subject to the following rules:
•	if you do not take any withdrawals during the first three years, you may step up annually beginning with the first contract anniversary;
•	if you take any withdrawals during the first three years, the annual elective step up will not be available until the third contract anniversary;
•	if you step up but then take a withdrawal prior to the third contract anniversary, you will lose any prior step ups and the withdrawal will be considered an excess withdrawal subject to the GBA and RBA excess withdrawal processing discussed under the “Guaranteed Benefit Amount” and “Remaining Benefit Amount” headings above; and
•	you may take withdrawals on or after the third contract anniversary without reversal of previous step ups.
You may elect a step up only once each contract year within 30 days after the contract anniversary. Once a step up has been elected, another step up may not be elected until the next contract anniversary.
Rider A: You may only step up if your contract value on the valuation date we receive your written request to step up is greater than the RBA. The elective step up will be determined as follows:
•	The effective date of the elective step up is the valuation date we receive your written request to step up.
•	The RBA will be increased to an amount equal to the contract value (after charges are deducted) on the valuation date we receive your written request to step up.
•	The GBA will be increased to an amount equal to the greater of (a) the GBA immediately prior to the elective step up; or (b) the contract value (after charges are deducted) on the valuation date we receive your written request to step up.
•	The GBP will be increased to an amount equal to the greater of (a) the GBP immediately prior to the elective step up; or (b) 7% of the GBA after the elective step up.
•	The RBP will be increased to the lesser of (a) the RBA after the elective step up; or (b) the GBP after the elective step up less any withdrawals made during that contract year.
Rider B: You may only step up if your contract anniversary value is greater than the RBA. The elective step up will be determined as follows:
•	The effective date of the elective step up is the contract anniversary.
•	The RBA will be increased to an amount equal to the contract anniversary value (after charges are deducted).
•	The GBA will be increased to an amount equal to the greater of (a) the GBA immediately prior to the elective step up; or (b) the contract anniversary value (after charges are deducted).
•	The GBP will be increased to an amount equal to the greater of (a) the GBP immediately prior to the elective step up; or (b) 7% of the GBA after the elective step up.
•	The RBP will be increased to the lesser of (a) the RBA after the elective step up; or (b) the GBP after the elective step up.

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Annual Step Up (under the enhanced rider only)
Beginning with the first contract anniversary after you accept the enhanced rider, an increase of the RBA, the GBA, the GBP and the RBP may be available. A step up does not create contract value, guarantee performance of any investment options, or provide a benefit that can be withdrawn or paid upon death. Rather, a step up determines the current values of the GBA, RBA, GBP and RBP, and may extend the payment period or increase allowable payment.
•	The annual step up is subject to the following rules:
•	The annual step up is available when the RBA would increase on the step up date. The applicable step up date depends on whether the annual step up is applied on an automatic or elective basis.
•	If the application of the step does not increase the rider charge, the annual step up will be automatically applied to your contract and the step up date is the contract anniversary date.
•	If the application of the step up would increase the rider charge, the annual step up is not automatically applied. Instead, you have the option to step up for 30 days after the contract anniversary. If you exercise the elective annual step up option, you will pay the rider charge in effect on the step up date. If you wish to exercise the elective annual step up option, we must receive a request from you or your investment professional. The step up date is the date we receive your request to step up. If your request is received after the close of business, the step up date will be the next valuation day.
•	Only one step up is allowed each contract year.
•	If you take any withdrawals during the first three years, any previously applied step ups will be reversed and the annual step up will not be available until the third contract anniversary;
•	You may take withdrawals on or after the third contract anniversary without reversal of previous step ups.
The annual step up will be determined as follows:
•	The RBA will be increased to an amount equal to the contract value (after charges are deducted) on the step up date.
•	The GBA will be increased to an amount equal to the greater of (a) the GBA immediately prior to the annual step up; or (b) the contract value (after charges are deducted) on the step up date.
•	The GBP will be calculated as described earlier, but based on the increased GBA and RBA.
•	The RBP will be reset as follows:
(a)	Prior to any withdrawals during the first three years, the RBP will not be affected by the step up.
(b)	At any other time, the RBP will be reset as the increased GBP less all prior withdrawals made during the current contract year, but never less than zero.
Spousal Continuation and Special Spousal Continuation Step Up
If a surviving spouse elects to continue the contract, this rider also continues. The spousal continuation step up is in addition to the elective step up or the annual step up. However, if the covered spouse continues the contract as an inherited IRA or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate. When a spouse elects to continue the contract, any rider feature processing particular to the first three years of the contract as described in this prospectus no longer applies. The GBA, RBA and GBP values remain unchanged. The RBP is automatically reset to the GBP less all prior withdrawals made in the current contract year, but not less than zero.
Rider A: A surviving spouse may elect a spousal continuation step up by written request within 30 days following the spouse’s election to continue the contract. This step up may be made even if withdrawals have been taken under the contract during the first three years. Under this step up, the RBA will be reset to the greater of the RBA or the contract value on the valuation date we receive the spouse’s written request to step up; the GBA will be reset to the greater of the GBA or the contract value on the same valuation date. If a spousal continuation step up is elected and we have increased the charge for the rider for new contract owners, the spouse will pay the charge that is in effect on the valuation date we receive the written request to step up.
It is our current administrative practice to process the spousal continuation step up as described in the next paragraph; however, we reserve the right to discontinue our administrative practice and will give you 30 days’ written notice of any such change.
At the time of spousal continuation, a step-up may be available. All annual step-up rules (see “Annual Step-Up” heading above), other than those that apply to the waiting period, also apply to the spousal continuation step-up. If the spousal continuation step-up is processed automatically, the step-up date is the valuation date spousal continuation is effective. If not, the spouse must elect the step up and must do so within 30 days of the spousal continuation date. If the spouse elects the spousal continuation step up, the step-up date is the valuation date we receive the spouse’s written request to step-up if we receive the request by the close of business on that day, otherwise the next valuation date.

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Rider B: A spousal continuation step up occurs automatically when the spouse elects to continue the contract. The rider charge will not change upon this automatic step up. Under this step up, the RBA will be reset to the greater of the RBA on the valuation date we receive the spouse’s written request to continue the contract and the death benefit that would otherwise have been paid; the GBA will be reset to the greater of the GBA on the valuation date we receive the spouse’ written request to continue the contract and the death benefit that would otherwise have been paid.
Guaranteed Withdrawal Benefit Annuity Payout Option
Several annuity payout plans are available under the contract. As an alternative to these annuity payout plans, a fixed annuity payout option is available under the Guarantor Withdrawal Benefit. Under this option the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the current total RBA at the time you begin this fixed annuity option. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at that time but will be no less frequent than annually. If, at the death of the owner, total payments have been made for less than the RBA, the remaining payments will be paid to the beneficiary (see “The Annuity Payout Period” and “Taxes”).
This annuity payout option may also be elected by the beneficiary of a contract as a settlement option if payments begin no later than one year after your death and the payout period does not extend beyond the beneficiary’s life or life expectancy. Whenever multiple beneficiaries are designated under the contract, each such beneficiary’s share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this settlement option subject to the distribution requirements of the contract. We reserve the right to adjust the remaining schedule of GBPs if necessary to comply with the Code.
If Contract Value Reduces to Zero
If the contract value reduces to zero and the RBA remains greater than zero, the following will occur:
•	you will be paid according to the annuity payout option described above;
•	we will no longer accept additional purchase payments;
•	you will no longer be charged for the rider;
•	any attached death benefit riders will terminate; and
•	the death benefit becomes the remaining payments under the annuity payout option described above.
If the contract value falls to zero and the RBA is depleted, the Guarantor Withdrawal Benefit rider and the contract will terminate.
Example of the Guarantor Withdrawal Benefit (applies to Rider A and Rider B)
Assumptions:
•	You purchase the contract with a payment of $100,000.

The Guaranteed Benefit Amount (GBA) equals your purchase payment:	$100,000
The Guaranteed Benefit Payment (GBP) equals 7% of your GBA:
0.07 × $100,000=	$ 7,000
The Remaining Benefit Amount (RBA) equals your purchase payment:	$100,000
On the first contract anniversary the contract value grows to $110,000. You decide to step up your benefit.
The RBA equals 100% of your contract value:	$110,000
The GBA equals 100% of your contract value:	$110,000
The GBP equals 7% of your stepped-up GBA:
0.07 × $110,000=	$ 7,700
During the fourth contract year you decide to take a partial withdrawal of $7,700.
You took a partial withdrawal equal to your GBP, so your RBA equals the prior RBA less the amount of the partial withdrawal:
$110,000 – $7,700=	$102,300
The GBA equals the GBA immediately prior to the partial withdrawal:	$110,000
The GBP equals 7% of your GBA:
0.07 × $110,000=	$ 7,700
On the fourth contract anniversary you make an additional purchase payment of $50,000.
The new RBA for the contract is equal to your prior RBA plus 100% of the additional purchase payment:
$102,300+$50,000=	$152,300
The new GBA for the contract is equal to your prior GBA plus 100% of the additional purchase payment:
$110,000+$50,000=	$160,000

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The new GBP for the contract is equal to your prior GBP plus 7% of the additional purchase payment:
$7,700+$3,500=	$ 11,200
On the fifth contract anniversary your contract value grows to $200,000. You decide to step up your benefit.
The RBA equals 100% of your contract value:	$200,000
The GBA equals 100% of your contract value:	$200,000
The GBP equals 7% of your stepped-up GBA:
0.07 × $200,000=	$ 14,000
During the seventh contract year your contract value grows to $230,000. You decide to take a partial withdrawal of $20,000. You took more than your GBP of $14,000 so your RBA gets reset to the lesser of:
(1) your contract value immediately following the partial withdrawal;
$230,000 – $20,000=	$210,000
(2) your prior RBA less the amount of the partial withdrawal.
$200,000 – $20,000=	$180,000
Reset RBA = lesser of (1) or (2) =	$180,000
The GBA gets reset to the lesser of:
(1) your prior GBA;	$200,000
(2) your contract value immediately following the partial withdrawal;
$230,000 – $20,000=	$210,000
Reset GBA = lesser of (1) or (2) =	$200,000
The Reset GBP is equal to 7% of your Reset GBA:
0.07 × $200,000=	$ 14,000
During the eighth contract year your contract value falls to $175,000. You decide to take a partial withdrawal of $25,000. You took more than your GBP of $14,000 so your RBA gets reset to the lesser of:
(1) your contract value immediately following the partial withdrawal;
$175,000 – $25,000=	$150,000
(2) your prior RBA less the amount of the partial withdrawal.
$180,000 – $25,000=	$155,000
Reset RBA = lesser of (1) or (2) =	$150,000
The GBA gets reset to the lesser of:
(1) your prior GBA;	$200,000
(2) your contract value immediately following the partial withdrawal;
$175,000 – $25,000=	$150,000
Reset GBA = lesser of (1) or (2) =	$150,000
The Reset GBP is equal to 7% of your Reset GBA:
0.07 × $150,000=	$ 10,500

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Appendix K: Income Assurer Benefit Riders
The following three optional Income Assurer Benefit riders were available under your contract if you your contract application was signed prior to May 1, 2007. These riders are no longer available for purchase.
•	Income Assurer Benefit – MAV;
•	Income Assurer Benefit – 5% Accumulation Benefit Base; or
•	Income Assurer Benefit – Greater of MAV or 5% Accumulation Benefit Base.
The Income Assurer Benefit riders are intended to provide you with a guaranteed minimum income regardless of the volatility inherent in the investments in the subaccounts. The riders benchmark the contract growth at each anniversary against several comparison values and set the guaranteed income benefit base (described below) equal to the largest value. The guaranteed income benefit base, less any applicable premium tax, is the value we apply to the guaranteed annuity purchase rates stated in Table B of the contract to calculate the minimum annuity payouts you will receive if you exercise the rider. If the guaranteed income benefit base is greater than the contract value, the guaranteed income benefit base may provide a higher annuity payout level than is otherwise available. However, the riders use guaranteed annuity purchase rates which may result in annuity payouts that are less than those using the annuity purchase rates that we may apply at annuitization under the standard contract provisions. Therefore, the level of income provided by the riders may be less than the contract otherwise provides. If the annuity payouts through the standard contract provisions are more favorable than the payouts available through the riders, you will receive the higher standard payout option. The guaranteed income benefit base does not create contract value or guarantee the performance of any investment option.
The general information in this section applies to each Income Assurer Benefit rider. This section is followed by a description of each specific Income Assurer Benefit rider and how it is calculated.
You should consider whether an Income Assurer Benefit rider is appropriate for you because:
•	you must participate in the PN program if you purchase a contract on or after May 1, 2006 with this rider (see “Making the Most of Your Contract — Portfolio Navigator Program”). If you selected this rider before May 1, 2006, you must participate in the asset allocation program (see “Making the Most of Your Contract — Asset Allocation Program”), however, you may elect to participate in the Portfolio Navigator program after May 1, 2006. The PN program and the asset allocation program limit your choice of investments. This means you will not be able to allocate contract value to all of the subaccounts, GPAs or the one-year fixed account that are available under the contract to other contract owners who do not elect this rider.
•	if you are purchasing the contract as a qualified annuity, such as an IRA, and you are planning to begin annuity payouts after the date on which minimum distributions required by the Code must begin, you should consider whether an Income Assurer Benefit is appropriate for you (see “Taxes — Qualified Annuities — Required Minimum Distributions”). Partial withdrawals you take from the contract, including those used to satisfy RMDs, will reduce the guaranteed income benefit base (defined below), which in turn may reduce or eliminate the amount of any annuity payouts available under the rider. Consult a tax advisor before you purchase any Income Assurer Benefit rider with a qualified annuity;
•	you must hold the Income Assurer Benefit for 10 years unless you elect to terminate the rider within 30 days following the first anniversary after the effective date of the rider;
•	the 10-year waiting period may be restarted if you elect to change the PN program investment option to one that causes the rider charge to increase (see “Charges — Income Assurer Benefit”);
•	the Income Assurer Benefit rider terminates* 30 days following the contract anniversary after the annuitant’s 86th birthday; and
•	you can only exercise the Income Assurer Benefit within 30 days after a contract anniversary following the expiration of the 10-year waiting period.
*	The rider and annual fee terminate 30 days following the contract anniversary after the annuitant’s 86th birthday, however, if you exercise the Income Assurer Benefit rider before this time, your benefits will continue according to the annuity payout plan you have selected.
If the Income Assurer Benefit rider is available in your state and the annuitant is 75 or younger at contract issue, you may choose this optional benefit at the time you purchase your contract for an additional charge. The amount of the charge is determined by the Income Assurer Benefit you select (see “Charges — Income Assurer Benefit Rider Fee”). The effective date of the rider will be the contract issue date. The Guarantor Withdrawal Benefit for life, Guarantor Withdrawal Benefit and the Accumulation Protector Benefit riders are not available with any Income Assurer Benefit rider. If the annuitant is between age 73 and age 75 at contract issue, you should consider whether an Income Assurer Benefit rider is appropriate for your situation because of the 10-year waiting period requirement. Be sure to discuss with your investment professional whether an Income Assurer Benefit rider is appropriate for your situation.

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Here are some general terms that are used to describe the Income Assurer Benefit riders in the sections below:
Guaranteed Income Benefit Base: The guaranteed income benefit base is the value that will be used to determine minimum annuity payouts when the rider is exercised. It is an amount we calculate, depending on the Income Assurer Benefit rider you choose, that establishes a benefit floor. When the benefit floor amount is greater than the contract value, there may be a higher annuitization payout than if you annuitized your contract without the Income Assurer Benefit. Your annuitization payout will never be less than that provided by your contract value.
Excluded Investment Options: These investment options are listed in your contract under contract data and will include the Columbia Variable Portfolio – Government Money Market Fund and, if available under your contract, the GPAs and/or the one-year fixed account. Excluded investment options are not used in the calculation of this riders’ variable account floor for the Income Assurer Benefit – 5% Accumulation Benefit Base and the Income Assurer Benefit – Greater of MAV or 5% Accumulation Benefit Base.
Excluded Payments: These are purchase payments paid in the last five years before exercise of the benefit which we reserve the right to exclude from the calculation of the guaranteed income benefit base.
Proportionate Adjustments for Partial Withdrawals: These are calculated as the product of (a) times (b) where:
(a)	is the ratio of the amount of the partial withdrawal (including any surrender charges or MVA) to the contract value on the date of (but prior to) the partial withdrawal, and
(b)	is the benefit on the date of (but prior to) the partial withdrawal.
Protected Investment Options: All investment options available under this contract that are not defined as excluded investment options under contract data are known as protected investment options for purposes of this rider and are used in the calculation of the variable account floor for the Income Assurer Benefit – 5% Accumulation Benefit Base and the Income Assurer Benefit – Greater of MAV or 5% Accumulation Benefit Base.
Waiting Period: This rider can only be exercised after the expiration of a 10-year waiting period. We reserve the right to restart the waiting period if you elect to change your PN program investment option to one that causes the rider charge to increase.
The following are general provisions that apply to each Income Assurer Benefit:
Exercising the Rider
Rider exercise conditions are:
•	you may only exercise the Income Assurer Benefit rider within 30 days after any contract anniversary following the expiration of the waiting period;
•	the annuitant on the annuitization start date must be between 50 to 86 years old; and
•	you can only take an annuity payment in one of the following annuity payout plans:

Plan A	—	Life Annuity – No Refund;
Plan B	—	Life Annuity with Ten or Twenty Years Certain;
Plan D	—	Joint and Last Survivor Life Annuity – No Refund;
	—	Joint and Last Survivor Life Annuity with Twenty Years Certain; or
Plan E	—	Twenty Years Certain.
After the expiration of the waiting period, the Income Assurer Benefit rider guarantees a minimum amount of fixed annuity lifetime income during annuitization or the option of variable annuity payouts with a guaranteed minimum initial payout or a combination of the two options.
If your contract value falls to zero as the result of adverse market performance or the deduction of fees and/or charges at any time, the contract and all its riders, including this rider, will terminate without value and no benefits will be paid on account of such termination. Exception: if you are still living, and the annuitant is between 50 and 86 years old, an amount equal to the guaranteed income benefit base will be paid to you under the annuity payout plan and frequency that you select, based upon the fixed or variable annuity payouts described above. The guaranteed income benefit base will be calculated and annuitization will occur at the following times.
•	If the contract value falls to zero during the waiting period, the guaranteed income benefit base will be calculated and annuitization will occur on the valuation date after the expiration of the waiting period, or when the annuitant attains age 50 if later.
•	If the contract value falls to zero after the waiting period, the guaranteed income benefit base will be calculated and annuitization will occur immediately, or when the annuitant attains age 50 if later.

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Fixed annuity payouts under this rider will occur at the guaranteed annuity purchase rates based on the “2000 Individual Annuitant Mortality Table A” with 100% Projection Scale G and a 2.0% interest rate for contracts purchased on or after May 1, 2006 and if available in your state.(1) These are the same rates used in Table B of the contract (see “The Annuity Payout Period — Annuity Tables.”) Your annuity payouts remain fixed for the lifetime of the annuity payout period.
First year variable annuity payouts are calculated in the same manner as fixed annuity payouts. Once calculated, your variable annuity payouts remain unchanged for the first year. After the first year, subsequent annuity payouts are variable and depend on the performance of the subaccounts you select. Variable annuity payouts after the first year are calculated using the following formula:
P t-1 (1 + i)	=	Pt
1.05

P t-1	=	prior annuity payout
P t	=	current annuity payout
i	=	annualized subaccount performance
Each subsequent variable annuity payout could be more or less than the previous variable annuity payout if the subaccount investment performance is greater or less than the 5% assumed investment rate. If your subaccount performance equals 5%, your variable annuity payout will be unchanged from the previous variable annuity payout. If your subaccount performance is in excess of 5%, your variable annuity payout will increase from the previous variable annuity payout. If your subaccount investment performance is less than 5%, your variable annuity payout will decrease from the previous variable annuity payout.
(1)	For all other contracts, the guaranteed annuity purchase rates are based on the “1983 Individual Annuitant Mortality Table A” with 100% Projection Scale G and a 2.0% interest rate.
Terminating the Rider
Rider termination conditions are:
•	you may terminate the rider within 30 days following the first anniversary after the effective date of the rider;
•	you may terminate the rider any time after the expiration of the waiting period;
•	the rider will terminate on the date you make a full surrender from the contract, or annuitization begins, or on the date that a death benefit is payable; and
•	the rider will terminate* 30 days following the contract anniversary after the annuitant’s 86th birthday.
*	The rider and annual fee terminate 30 days following the contract anniversary after the annuitant’s 86th birthday, however, if you exercise the Income Assurer Benefit rider before this time, your benefits will continue according to the annuity payout plan you have selected.
You may select one of the Income Assurer Benefit riders described below:
Income Assurer Benefit – MAV
The guaranteed income benefit base for the Income Assurer Benefit – MAV is the greater of these three values:
1.	contract value; or
2.	the total purchase payments made to the contract minus proportionate adjustments for partial surrenders; or
3.	the maximum anniversary value.
Maximum Anniversary Value (MAV) — is zero prior to the first contract anniversary after the effective date of the rider. On the first contract anniversary after the effective date of the rider, we set the MAV as the greater of these two values:
(a)	current contract value; or
(b)	total payments made to the contract minus proportionate adjustments for partial surrenders.
Thereafter, we increase the MAV by any additional purchase payments and reduce the MAV by proportionate adjustments for partial surrenders. Every contract anniversary after that prior to the earlier of your or the annuitant’s 81st birthday, we compare the MAV to the current contract value and we reset the MAV to the higher amount.
If we exercise our right to not reflect excluded payments in the calculation of the guaranteed income benefit base, we will calculate the guaranteed income benefit base as the greatest of these three values:
1.	contract value less the market value adjusted excluded payments; or
2.	total purchase payments, less excluded payments, less proportionate adjustments for partial surrenders; or
3.	the MAV, less market value adjusted excluded payments.

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Market Value Adjusted Excluded Payments are calculated as the sum of each excluded purchase payment multiplied by the ratio of the current contract value over the estimated contract value on the anniversary prior to such purchase payment. The estimated contract value at such anniversary is calculated by assuming that payments, any credits, and partial surrenders occurring in a contract year take place at the beginning of the year for that anniversary and every year after that to the current contract year.
Income Assurer Benefit – 5% Accumulation Benefit Base
The guaranteed income benefit base for the Income Assurer Benefit – 5% Accumulation Benefit Base is the greater of these three values:
1.	contract value; or
2.	the total purchase payments made to the contract minus proportionate adjustments for partial surrenders; or
3.	the 5% variable account floor.
5% Variable Account Floor – is equal to the contract value in the excluded investment options plus the variable account floor. The Income Assurer Benefit 5% variable account floor is calculated differently and is not the same value as the death benefit 5% variable account floor.
The variable account floor is zero from the effective date of this rider and until the first contract anniversary after the effective date of this rider. On the first contract anniversary after the effective date of this rider the variable account floor is:
•	the total purchase payments made to the protected investment options minus adjusted partial surrenders and transfers from the protected investment options; plus
•	an amount equal to 5% of your initial purchase payment allocated to the protected investment options.
On any day after the first contract anniversary following the effective date of this rider, when you allocate additional purchase payments to or withdraw or transfer amounts from the protected investment options, we adjust the variable account floor by adding the additional purchase payment and subtracting adjusted surrenders and adjusted transfers. On each subsequent contract anniversary after the first anniversary of the effective date of this rider, prior to the earlier of your or the annuitant’s 81st birthday, we increase the variable account floor by adding the amount (“roll-up amount”) equal to 5% of the prior contract anniversary’s variable account floor.
The amount of purchase payment surrendered from or transferred between the excluded investment options and the protected investment options is calculated as (a) times (b) where:
(a)	is the amount of purchase payment in the investment options being surrendered or transferred on the date of but prior to the current surrender or transfer; and
(b)	is the ratio of the amount of the transfer or surrender to the value in the investment options being withdrawn or transferred on the date of (but prior to) the current surrender or transfer.
The roll-up amount prior to the first anniversary is zero. Also, the roll-up amount on every anniversary after the earlier of your or the annuitant’s 81st birthday is zero.
Adjusted surrenders and adjusted transfers for the variable account floor are equal to the amount of the surrender or transfer from the protected investment options as long as the sum of the surrenders and transfers from the protected investment options in a contract year do not exceed the roll-up amount from the prior contract anniversary.
If the current surrender or transfer from the protected investment options plus the sum of all prior surrenders and transfers made from the protected investment options in the current policy year exceeds the roll-up amount from the prior contract anniversary we will calculate the adjusted surrender or adjusted transfer for the variable account floor as the result of (a) plus [(b) times (c)] where:
(a)	is the roll-up amount from the prior contract anniversary less the sum of any surrenders and transfers made from the protected investment options in the current policy year but prior to the current surrender or transfer. However, (a) can not be less than zero; and
(b)	is the variable account floor on the date of (but prior to) the current surrender or transfer from the protected investment options less the value from (a); and
(c)	is the ratio of [the amount of the current surrender (including any surrender charges or MVA) or transfer from the protected investment options less the value from (a)]to [the total in the protected investment options on the date of (but prior to) the current surrender or transfer from the protected investment options less the value from (a)].
If we exercise our right to not reflect excluded payments in the calculation of the guaranteed income benefit base, we will calculate the guaranteed income benefit base as the greatest of these three values:
1.	contract value less the market value adjusted excluded payments (described above); or
2.	total purchase payments, less excluded payments, less proportionate adjustments for partial surrenders; or

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3.	the 5% variable account floor, less 5% adjusted excluded payments.
5% Adjusted Excluded Payments are calculated as the sum of each excluded payment and any credit accumulated at 5% for the number of full contract years they have been in the contract.
Income Assurer Benefit – Greater of MAV or 5% Accumulation Benefit Base
The guaranteed income benefit base for the Income Assurer Benefit – Greater of MAV or 5% Accumulation Benefit Base is the greater of these four values:
1.	the contract value;
2.	the total purchase payments made to the contract minus proportionate adjustments for partial surrenders;
3.	the MAV (described above); or
4.	the 5% variable account floor (described above).
If we exercise our right to not reflect excluded payments in the calculation of the guaranteed income benefit base, we will calculate the guaranteed income benefit base as the greatest of:
1.	contract value less the market value adjusted excluded payments (described above);
2.	total purchase payments, less excluded payments, less proportionate adjustments for partial surrenders;
3.	the MAV, less market value adjusted excluded payments (described above); or
4.	the 5% variable account floor, less 5% adjusted excluded payments (described above).
Examples of the Income Assurer Benefit Riders
The purpose of these examples is to illustrate the operation of the Income Assurer Benefit Riders. The examples compare payouts available under the contract’s standard annuity payout provisions with annuity payouts available under the riders based on the same set of assumptions. The contract values shown are hypothetical and do not represent past or future performance. Actual contract values may be more or less than those shown and will depend on a number of factors, including but not limited to the investment experience of the subaccounts (referred to in the riders as “protected investment options”) and the fees and charges that apply to your contract.
For each of the riders, we provide two annuity payout plan comparisons based on the hypothetical contract values we have assumed. The first comparison assumes that you select annuity payout Plan B, Life Annuity with 10 Years Certain. The second comparison assumes that you select annuity payout Plan D, Joint and Last Survivor Annuity – No Refund.
Remember that the riders require you to participate in the PN program. The riders are intended to offer protection against market volatility in the subaccounts (protected investment options). Some PN program investment options include protected investment options and excluded investment options (Columbia Variable Portfolio – Government Money Market Fund, and if available under the contract, GPAs and/or the one-year fixed account).
Excluded Investment Options are not included in calculating the 5% variable account floor under the Income Assurer Benefit – 5% Accumulation Benefit Base rider and the Income Assurer Benefit – Greater of MAV or 5% Accumulation Benefit Base riders. Because the examples which follow are based on hypothetical contract values, they do not factor in differences in PN program investment options.
Assumptions:
You purchase the contract during the 2006 calendar year with a payment of $100,000; and
•	you invest all contract value in the subaccounts (protected investment options); and
•	you make no additional purchase payments, partial surrenders or changes in PN program investment option; and
•	the annuitant is male and age 55 at contract issue; and
•	the joint annuitant is female and age 55 at contract issue.

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Example — Income Assurer Benefit – MAV
Based on the above assumptions and taking into account fluctuations in contract value due to market conditions, we calculate the guaranteed income benefit base as:
Contract Anniversary	Assumed Contract Value	Purchase Payments	Maximum Anniversary Value (MAV)(1)	Guaranteed Income Benefit Base – MAV(2)
1	$ 108,000	$100,000	$ 108,000	$ 108,000
2	125,000	none	125,000	125,000
3	132,000	none	132,000	132,000
4	150,000	none	150,000	150,000
5	85,000	none	150,000	150,000
6	121,000	none	150,000	150,000
7	139,000	none	150,000	150,000
8	153,000	none	153,000	153,000
9	140,000	none	153,000	153,000
10	174,000	none	174,000	174,000
11	141,000	none	174,000	174,000
12	148,000	none	174,000	174,000
13	208,000	none	208,000	208,000
14	198,000	none	208,000	208,000
15	203,000	none	208,000	208,000
(1)	The MAV is limited after age 81, but the guaranteed income benefit base may increase if the contract value increases.
(2)	The Guaranteed Income Benefit Base – MAV is a calculated number, not an amount that can be withdrawn. The Guaranteed Income Benefit Base – MAV does not create contract value or guarantee the performance of any investment option.
Plan B – Life Annuity with 10 Years Certain
If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan B – Life Annuity with 10 Years Certain would be:
Contract Anniversary at Exercise	Standard Provisions			IAB – MAV Provisions
	Assumed Contract Value	New Table(1) Plan B – Life with 10 Years Certain(2)	Old Table(1) Plan B – Life with 10 Years Certain(2)	IAB – MAV Benefit Base	New Table(1) Plan B – Life with 10 Years Certain(2)	Old Table(1) Plan B – Life with 10 Years Certain(2)
10	$ 174,000	$ 772.56	$ 774.30	$ 174,000	$ 772.56	$ 774.30
11	141,000	641.55	642.96	174,000	791.70	793.44
12	148,000	691.16	692.64	174,000	812.58	814.32
13	208,000	996.32	998.40	208,000	996.32	998.40
14	198,000	974.16	976.14	208,000	1,023.36	1,025.44
15	203,000	1,025.15	1,027.18	208,000	1,050.40	1,052.48
(1)	Effective May 1, 2006, we began calculating fixed annuity payments under this rider using the guaranteed annuity purchase rates based on the “2000 Individual Annuitant Mortality Table A” (New Table), subject to state approval. Previously, our calculations were based on the “1983 Individual Annuity Mortality Table A” (Old Table). If you purchased a contract prior to May 1, 2006, the references to Old Table apply to your contract. If you purchased a contract on or after May 1, 2006, the table used under rider depends on which state you live in. Ask your investment professional which version of the rider, if any, is available in your state.
(2)	The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.

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Plan D – Joint and Last Survivor Life Annuity – No Refund
If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan D – Joint and Last Survivor Life Annuity – No Refund would be:
Contract Anniversary at Exercise	Standard Provisions			IAB – MAV Provisions
	Assumed Contract Value	New Table(1) Plan D – Last Survivor No Refund(2)	Old Table(1) Plan D – Last Survivor No Refund(2)	IAB – MAV Benefit Base	New Table(1) Plan D – Last Survivor No Refund(2)	Old Table(1) Plan D – Last Survivor No Refund(2)
10	$ 174,000	$ 629.88	$ 622.92	$ 174,000	$ 629.88	$ 622.92
11	141,000	521.70	516.06	174,000	643.80	636.84
12	148,000	559.44	553.52	174,000	657.72	650.76
13	208,000	807.04	796.64	208,000	807.04	796.64
14	198,000	786.06	778.14	208,000	825.76	817.44
15	203,000	826.21	818.09	208,000	846.56	838.24
(1)	Effective May 1, 2006, we began calculating fixed annuity payments under this rider using the guaranteed annuity purchase rates based on the “2000 Individual Annuitant Mortality Table A” (New Table), subject to state approval. Previously, our calculations were based on the “1983 Individual Annuity Mortality Table A” (Old Table). If you purchased a contract prior to May 1, 2006, the references to Old Table apply to your contract. If you purchased a contract on or after May 1, 2006, the table used under rider depends on which state you live in. Ask your investment professional which version of the rider, if any, is available in your state.
(2)	The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.
NOTE: In the above examples, if you elected to begin receiving annuity payouts within 30 days after the 10th or the 13th contract anniversary, you would not benefit from the rider because the monthly annuity payout in these examples is the same as under the standard provisions of the contract. Because the examples are based on assumed contract values, not actual investment results, you should not conclude from the examples that the riders will provide higher payments more frequently than the standard provisions of the contract.
Example — Income Assurer Benefit – 5% Accumulation Benefit Base
Based on the above assumptions and taking into account fluctuations in contract value due to market conditions, we calculate the guaranteed income benefit base as:
Contract Anniversary	Assumed Contract Value	Purchase Payments	5% Accumulation Benefit Base(1)	Guaranteed Income Benefit Base – 5% Accumulation Benefit Base(2)
1	$ 108,000	$100,000	$ 105,000	$ 108,000
2	125,000	none	110,250	125,000
3	132,000	none	115,763	132,000
4	150,000	none	121,551	150,000
5	85,000	none	127,628	127,628
6	121,000	none	134,010	134,010
7	139,000	none	140,710	140,710
8	153,000	none	147,746	153,000
9	140,000	none	155,133	155,133
10	174,000	none	162,889	174,000
11	141,000	none	171,034	171,034
12	148,000	none	179,586	179,586
13	208,000	none	188,565	208,000
14	198,000	none	197,993	198,000
15	203,000	none	207,893	207,893
(1)	The 5% Accumulation Benefit Base value is limited after age 81, but the guaranteed income benefit base may increase if the contract value increases.
(2)	The Guaranteed Income Benefit Base – 5% Accumulation Benefit Base is a calculated number, not an amount that can be withdrawn. The Guaranteed Income Benefit Base – 5% Accumulation Benefit Base does not create contract value or guarantee the performance of any investment option.

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Plan B – Life Annuity with 10 Years Certain
If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan B – Life Annuity with 10 Years Certain would be:
Contract Anniversary at Exercise	Standard Provisions			IAB – 5% RF Provisions
	Assumed Contract Value	New Table(1) Plan B – Life with 10 Years Certain(2)	Old Table(1) Plan B – Life with 10 Years Certain(2)	IAB – 5% RF Benefit Base	New Table(1) Plan B – Life with 10 Years Certain(2)	Old Table(1) Plan B – Life with 10 Years Certain(2)
10	$ 174,000	$ 772.56	$ 774.30	$ 174,000	$ 772.56	$ 774.30
11	141,000	641.55	642.96	171,034	778.20	779.91
12	148,000	691.16	692.64	179,586	838.66	840.46
13	208,000	996.32	998.40	208,000	996.32	998.40
14	198,000	974.16	976.14	198,000	974.16	976.14
15	203,000	1,025.15	1,027.18	207,893	1,049.86	1,051.94
(1)	Effective May 1, 2006, we began calculating fixed annuity payments under this rider using the guaranteed annuity purchase rates based on the “2000 Individual Annuitant Mortality Table A” (New Table), subject to state approval. Previously, our calculations were based on the “1983 Individual Annuity Mortality Table A” (Old Table). If you purchased a contract prior to May 1, 2006, the references to Old Table apply to your contract. If you purchased a contract on or after May 1, 2006, the table used under rider depends on which state you live in. Ask your investment professional which version of the rider, if any, is available in your state.
(2)	The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.
Plan D – Joint and Last Survivor Life Annuity – No Refund
If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the sale for the first year of a variable annuity option) on Plan D – Joint and Last Survivor Life Annuity – No Refund would be:
Contract Anniversary at Exercise	Standard Provisions				IAB – 5% RF Provisions
	Assumed Contract Value	New Table(1) Plan D – Last Survivor No Refund(2)	Old Table(1) Plan D – Last Survivor No Refund(2)	IAB – 5% RF Benefit Base	New Table(1) Plan D – Last Survivor No Refund(2)	Old Table(1) Plan D – Last Survivor No Refund(2)
10	$ 174,000	$ 629.88	$ 622.92	$ 174,000	$ 629.88	$ 622.92
11	141,000	521.70	516.06	171,034	632.83	625.98
12	148,000	559.44	553.52	179,586	678.83	671.65
13	208,000	807.04	796.64	208,000	807.04	796.64
14	198,000	786.06	778.14	198,000	786.06	778.14
15	203,000	826.21	818.09	207,893	846.12	837.81
(1)	Effective May 1, 2006, we began calculating fixed annuity payments under this rider using the guaranteed annuity purchase rates based on the “2000 Individual Annuitant Mortality Table A” (New Table), subject to state approval. Previously, our calculations were based on the “1983 Individual Annuity Mortality Table A” (Old Table). If you purchased a contract prior to May 1, 2006, the references to Old Table apply to your contract. If you purchased a contract on or after May 1, 2006, the table used under rider depends on which state you live in. Ask your investment professional which version of the rider, if any, is available in your state.
(2)	The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.
NOTE: In the above examples, if you elected to begin receiving annuity payouts within 30 days after the 10th, 13th or the 14th contract anniversary, you would not benefit from the rider because the monthly annuity payout in these examples is the same as under the standard provisions of the contract. Because the examples are based on assumed contract values, not actual investment results, you should not conclude from the examples that the riders will provide higher payments more frequently than the standard provisions of the contract.

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Example — Income Assurer Benefit – Greater of MAV or 5% Accumulation Benefit Base
Based on the above assumptions and taking into account fluctuations in contract value due to market conditions, we calculate the guaranteed income benefit base as:
Contract Anniversary	Assumed Contract Value	Purchase Payments	Maximum Anniversary Value(1)	5% Accumulation Benefit Base(1)	Guaranteed Income Benefit Base – Greater of MAV or 5% Accumulation Benefit Base(2)
1	$ 108,000	$100,000	$ 108,000	$ 105,000	$ 108,000
2	125,000	none	125,000	110,250	125,000
3	132,000	none	132,000	115,763	132,000
4	150,000	none	150,000	121,551	150,000
5	85,000	none	150,000	127,628	150,000
6	121,000	none	150,000	134,010	150,000
7	139,000	none	150,000	140,710	150,000
8	153,000	none	153,000	147,746	153,000
9	140,000	none	153,000	155,133	155,133
10	174,000	none	174,000	162,889	174,000
11	141,000	none	174,000	171,034	174,000
12	148,000	none	174,000	179,586	179,586
13	208,000	none	208,000	188,565	208,000
14	198,000	none	208,000	197,993	208,000
15	203,000	none	208,000	207,893	208,000
(1)	The MAV and 5% Accumulation Benefit Base are limited after age 81, but the guaranteed income benefit base may increase if the contract value increases.
(2)	The Guaranteed Income Benefit Base – Greater of MAV or 5% Accumulation Benefit Base is a calculated number, not an amount that can be withdrawn. The Guaranteed Income Benefit Base – Greater of MAV or 5% Accumulation Benefit Base does not create contract value or guarantee the performance of any investment option.
Plan B – Life Annuity with 10 Years Certain
If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan B – Life Annuity with 10 Years Certain would be:
Contract Anniversary at Exercise	Standard Provisions			IAB – Max Provisions
	Assumed Contract Value	New Table(1) Plan B – Life with 10 Years Certain(2)	Old Table(1) Plan B – Life with 10 Years Certain(2)	IAB – Max Benefit Base	New Table(1) Plan B – Life with 10 Years Certain(2)	Old Table(1) Plan B – Life with 10 Years Certain(2)
10	$ 174,000	$ 772.56	$ 774.30	$ 174,000	$ 772.56	$ 774.30
11	141,000	641.55	642.96	174,000	791.70	793.44
12	148,000	691.16	692.64	179,586	838.66	840.46
13	208,000	996.32	998.40	208,000	996.32	998.40
14	198,000	974.16	976.14	208,000	1,023.36	1,025.44
15	203,000	1,025.15	1,027.18	208,000	1,050.40	1,052.48
(1)	Effective May 1, 2006, we began calculating fixed annuity payments under this rider using the guaranteed annuity purchase rates based on the “2000 Individual Annuitant Mortality Table A” (New Table), subject to state approval. Previously, our calculations were based on the “1983 Individual Annuity Mortality Table A” (Old Table). If you purchased a contract prior to May 1, 2006, the references to Old Table apply to your contract. If you purchased a contract on or after May 1, 2006, the table used under rider depends on which state you live in. Ask your investment professional which version of the rider, if any, is available in your state.
(2)	The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.

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Plan D – Joint and Last Survivor Life Annuity – No Refund
If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan D – Joint and Last Survivor Life Annuity – No Refund would be:
Contract Anniversary at Exercise	Standard Provisions			IAB – Max Provisions
	Assumed Contract Value	New Table(1) Plan D – Last Survivor No Refund(2)	Old Table(1) Plan D – Last Survivor No Refund(2)	IAB – Max Benefit Base	New Table(1) Plan D – Last Survivor No Refund(2)	Old Table(1) Plan D – Last Survivor No Refund(2)
10	$ 174,000	$ 629.88	$ 622.92	$ 174,000	$ 629.88	$ 622.92
11	141,000	521.70	516.06	174,000	643.80	636.84
12	148,000	559.44	553.52	179,586	678.83	671.65
13	208,000	807.04	796.64	208,000	807.04	796.64
14	198,000	786.06	778.14	208,000	825.76	817.44
15	203,000	826.21	818.09	208,000	846.56	838.24
(1)	Effective May 1, 2006, we began calculating fixed annuity payments under this rider using the guaranteed annuity purchase rates based on the “2000 Individual Annuitant Mortality Table A” (New Table), subject to state approval. Previously, our calculations were based on the “1983 Individual Annuity Mortality Table A” (Old Table). If you purchased a contract prior to May 1, 2006, the references to Old Table apply to your contract. If you purchased a contract on or after May 1, 2006, the table used under rider depends on which state you live in. Ask your investment professional which version of the rider, if any, is available in your state.
(2)	The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.
NOTE: In the above examples, if you elected to begin receiving annuity payouts within 30 days after the 10th or the 13th contract anniversary, you would not benefit from the rider because the monthly annuity payout in these examples is the same as under the standard provisions of the contract. Because the examples are based on assumed contract values, not actual investment results, you should not conclude from the examples that the riders will provide higher payments more frequently than the standard provisions of the contract.

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Appendix L: Example — Accumulation Protector Benefit Rider
Example — Accumulation Protector Benefit Rider
The following example shows how the Accumulation Protector Benefit rider works based on hypothetical values. It is not intended to depict investment performance of the contract.
Assumptions:
•	You purchase the contract (with the Accumulation Protector Benefit rider) with a payment of $100,000. No purchase payment credit applies.
•	You make no additional purchase payments.
•	You do not exercise the elective step-up option.

End of Contract Year	Partial Surrender (beginning of year)	MCAV Adjustment for Partial Surrender	MCAV	Initial payment Accumulation Benefit Amount	100,000 Hypothetical Assumed Contract Value
1	$ 0	$ 0	$ 100,000	$ 0	$ 112,000
2	0	0	102,400	0	128,000
3	0	0	108,000	0	135,000
4	0	0	108,000	0	125,000
5	0	0	108,000	0	110,000
6	2,000	1,964	106,036	0	122,000
7	0	0	112,000	0	140,000
8	0	0	112,000	0	121,000
9	5,000	4,628	107,372	0	98,000
10	0	0	107,372	22,372	85,000

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Appendix M: SecureSource Rider Disclosure
SecureSource Rider
There are two optional SecureSource riders available under your contract:
•	SecureSource – Single Life; or
•	SecureSource – Joint Life.
The information in this section applies to both SecureSource riders, unless otherwise noted.
The SecureSource – Single Life rider covers one person. The SecureSource – Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource – Single Life rider or the SecureSource – Joint Life rider, not both, and you may not switch riders later. You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.
The SecureSource rider is an optional benefit that you may select for an additional annual charge if:
•	your contract application was signed on or after May 1, 2007; and
•	Single Life: you and the annuitant are 80 or younger on the date the contract is issued; or
•	Joint Life: you and your spouse are 80 or younger on the date the contract is issued.
The SecureSource rider is not available under an inherited qualified annuity.
The SecureSource rider guarantees (unless the rider is terminated. See “Rider Termination” heading below.) that regardless of the investment performance of your contract you will be able to withdraw up to a certain amount each year from the contract before the annuity payouts begin until:
•	Single Life: you have recovered at minimum all of your purchase payments or, if later, until death (see “At Death” heading below) — even if the contract value is zero.
•	Joint Life: you have recovered at minimum all of your purchase payments or, if later, until the death of the last surviving covered spouse (see “Joint Life only: Covered Spouses” and “At Death” headings below), even if the contract value is zero.
For the purpose of this rider, the term “withdrawal” has the same meaning as the term “surrender” in the contract or any other riders.
The SecureSource rider may be appropriate for you if you intend to make periodic withdrawals from your annuity contract and wish to ensure that market performance will not adversely affect your ability to withdraw your principal over time.
Under the terms of the SecureSource rider, the calculation of the amount which can be withdrawn in each contract year varies depending on several factors, including but not limited to the waiting period (see “Waiting period” heading below) and whether or not the lifetime withdrawal benefit has become effective:
(1)	The basic withdrawal benefit gives you the right to take limited withdrawals in each contract year and guarantees that over time the withdrawals will total an amount equal to, at minimum, your purchase payments (unless the rider is terminated. See “Rider Termination” heading below). Key terms associated with the basic withdrawal benefit are “Guaranteed Benefit Payment (GBP)", “Remaining Benefit Payment (RBP)", “Guaranteed Benefit Amount (GBA)” and “Remaining Benefit Amount (RBA).” See these headings below for more information.
(2)	The lifetime withdrawal benefit gives you the right, under certain limited circumstances defined in the rider, to take limited withdrawals until the later of:
•	Single Life: death (see “At Death” heading below) or until the RBA (under the basic withdrawal benefit) is reduced to zero (unless the rider is terminated. See “Rider Termination” heading below);
•	Joint Life: death of the last surviving covered spouse (see “At Death” heading below) or until the RBA (under the basic withdrawal benefit) is reduced to zero (unless the rider is terminated. See “Rider Termination” heading below).
Key terms associated with the lifetime withdrawal benefit are “Annual Lifetime Payment (ALP)”, “Remaining Annual Lifetime Payment (RALP)”, “Single Life only: Covered Person”, “Joint Life only: Covered Spouses” and “Annual Lifetime Payment Attained Age (ALPAA).” See these headings below for more information.
Only the basic withdrawal benefit will be in effect prior to the date that the lifetime withdrawal benefit becomes effective. The lifetime withdrawal benefit becomes effective automatically on the rider anniversary date after the:
•	Single Life: covered person reaches age 65, or the rider effective date if the covered person is age 65 or older on the rider effective date (see “Annual Lifetime Payment Attained Age (ALPAA)” heading below);
•	Joint Life: younger covered spouse reaches age 65, or the rider effective date if the younger covered spouse is age 65 or older on the rider effective date (see “Annual Lifetime Payment Attained Age (ALPAA)” and “Annual Lifetime Payments (ALP)” headings below).

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Provided annuity payouts have not begun, the SecureSource rider guarantees that you may take the following withdrawal amounts each contract year:
•	Before the establishment of the ALP, the rider guarantees that each year you have the option to cumulatively withdraw an amount equal to the value of the RBP at the beginning of the contract year;
•	After the establishment of the ALP, the rider guarantees that each year you have the option to cumulatively withdraw an amount equal to the value of the RALP or the RBP at the beginning of the contract year, but the rider does not guarantee withdrawal of the sum of both the RALP and the RBP in a contract year.
If you withdraw less than the allowed withdrawal amount in a contract year, the unused portion cannot be carried over to the next contract year. As long as your withdrawals in each contract year do not exceed the annual withdrawal amount allowed under the rider:
•	Single Life: and there has not been a contract ownership change or spousal continuation of the contract, the guaranteed amounts available for withdrawal will not decrease;
•	Joint Life: the guaranteed amounts available for withdrawal will not decrease.
If you withdraw more than the allowed withdrawal amount in a contract year, we call this an “excess withdrawal” under the rider. Excess withdrawals trigger an adjustment of a benefit’s guaranteed amount, which may cause it to be reduced (see “GBA Excess Withdrawal Processing,” “RBA Excess Withdrawal Processing,” and “ALP Excess Withdrawal Processing” headings below).
Please note that basic withdrawal benefit and lifetime withdrawal benefit each has its own definition of the allowed annual withdrawal amount. Therefore a withdrawal may be considered an excess withdrawal for purposes of the lifetime withdrawal benefit only, the basic withdrawal benefit only, or both.
If your withdrawals exceed the greater of the RBP or the RALP, surrender charges under the terms of the contract may apply (see “Charges — Surrender Charges”). The amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge. Market value adjustments, if applicable, will also be made (see “Guarantee Period Accounts (GPAs) — Market Value Adjustment”). We pay you the amount you request. Any withdrawals you take under the contract will reduce the value of the death benefits (see “Benefits in Case of Death”). Upon full withdrawal of the contract, you will receive the remaining contract value less any applicable charges (see “Making the Most of Your Contract — Surrenders”).
The rider’s guaranteed amounts can be increased at the specified intervals if your contract value has increased. An annual step up feature is available at each contract anniversary, subject to certain conditions, and may be applied automatically to your contract or may require you to elect the step up (see “Annual Step Up” heading below). If you exercise the annual step up election, the spousal continuation step up election (see “Spousal Continuation Step Up” heading below) or change your Portfolio Navigator model portfolio, the rider charge may change (see “Charges”).
If you take withdrawals during the waiting period, any prior steps ups applied will be reversed and step ups will not be available until the end of the waiting period. You may take withdrawals after the waiting period without reversal of prior step ups.
You should consider whether a SecureSource rider is appropriate for you because:
You will begin paying the rider charge as of the rider effective date, even if you do not begin taking withdrawals for many years. It is possible that your contract performance, fees and charges, and withdrawal pattern may be such that your contract value will not be depleted in your lifetime and you will not receive any monetary value under the rider.
•	Lifetime Withdrawal Benefit Limitations: The lifetime withdrawal benefit is subject to certain limitations, including but not limited to:
(a)	Single Life: Once the contract value equals zero, payments are made for as long as the oldest owner or annuitant is living (see “If Contract Value Reduces to Zero” heading below). However, if the contract value is greater than zero, the lifetime withdrawal benefit terminates at the first death of any owner or annuitant except

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as otherwise provided below (see “At Death” heading below). Therefore, if there are multiple contract owners or the annuitant is not an owner, the rider may terminate or the lifetime withdrawal benefit may be reduced. This possibility may present itself when:
(i)	There are multiple contract owners — when one of the contract owners dies the benefit terminates even though other contract owners are still living (except if the contract is continued under the spousal continuation provision of the contact); or
(ii)	The owner and the annuitant are not the same persons — if the annuitant dies before the owner, the benefit terminates even though the owner is still living. This could happen, for example, when the owner is younger than the annuitant. This risk increases as the age difference between owner and annuitant increases.
Joint Life: Once the contract value equals zero, payments are made for as long as either covered spouse is living (see “If Contract Value Reduces to Zero” heading below). However, if the contract value is greater than zero, the lifetime withdrawal benefit terminates at the death of the last surviving covered spouse (see “At Death” heading below).
(b)	Excess withdrawals can reduce the ALP to zero even though the GBA, RBA, GBP and/or RBP values are greater than zero. If the both the ALP and the contract value are zero, the lifetime withdrawal benefit will terminate.
(c)	When the lifetime withdrawal benefit is first established, the initial ALP is based on
(i)	Single Life: the basic withdrawal benefit’s RBA at that time (see “Annual Lifetime Payment (ALP)” heading below), unless there has been a spousal continuation or ownership change; or
(ii)	Joint Life: the basic withdrawal benefit’s RBA at that time (see “Annual Lifetime Payment (ALP)” heading below).
Any withdrawal you take before the ALP is established reduces the RBA and therefore may result in a lower amount of lifetime withdrawals you are allowed to take.
(d)	Withdrawals can reduce both the contract value and the RBA to zero prior to the establishment of the ALP. If this happens, the contract and the rider will terminate.
•	Investment Allocation Restrictions: You must be invested in one of the approved investment options. These funds are expected to reduce our financial risks and expenses associated with certain living benefits. Although the funds’ investment strategies may help mitigate declines in your contract value due to declining equity markets, the funds’ investment strategies may also curb your contract value gains during periods of positive performance by the equity markets. Additionally, investment in the funds may decrease the number and amount of any benefit base increase opportunities. (See “The Variable Account and the Funds: Volatility and Volatility Management Risk with the Portfolio Stabilizer funds” section.) We reserve the right to add, remove, or substitute approved investment options in the future. This requirement limits your choice of investments. This means you will not be able to allocate contract value to all of the subaccounts, GPAs or the one-year fixed account that are available under the contract to contract owners who do not elect the rider. (See “Making the Most of Your Contract — Portfolio Navigator Program and Portfolio Stabilizer funds.”) You may allocate qualifying purchase payments to the DCA fixed account, when available (see “DCA Fixed Account”), and we will make monthly transfers into the investment option you have chosen. You may make two elective investment option changes per contract year; we reserve the right to limit elective investment option changes if required to comply with the written instructions of a fund (see “Market Timing”).
The following provisions apply to contracts invested in a Portfolio Navigator fund:
•	You can allocate your contract value to any available Portfolio Navigator fund during the following times: (1) prior to your first withdrawal and (2) following a benefit reset as described below but prior to any subsequent withdrawal. During these accumulation phases, you may request to change your investment option to any available investment option.
•	Immediately following a withdrawal your contract value will be reallocated to the target investment option as shown in your contract if your current investment option is more aggressive than the target investment option. If you are in a static model portfolio, this reallocation will be made to the applicable fund of funds investment option. This automatic reallocation is not included in the total number of allowed model changes per contract year and will not cause your rider fee to increase. The target investment option is currently the Moderate investment option. We reserve the right to change the target investment option to an investment option that is more aggressive than the current target investment option after 30 days written notice.
•	After you have taken a withdrawal and prior to any benefit reset as described below, you are in a withdrawal phase. During withdrawal phases you may request to change your investment option to the target investment option investment option that is more conservative than the target investment option without a benefit reset as described below. If you are in a withdrawal phase and you choose to allocate your contract value to an investment option that is more aggressive than the target investment option, your rider benefit will be reset as follows:
(a)	the total GBA will be reset to the lesser of its current value or the contract value; and
(b)	the total RBA will be reset to the lesser of its current value or the contract value; and

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(c)	the ALP, if established, will be reset to the lesser of its current value or 6% of the contract value; and
(d)	the GBP will be recalculated as described below, based on the reset GBA and RBA; and
(e)	the RBP will be recalculated as the reset GBP less all prior withdrawals made during the current contract year, but not be less than zero; and
(f)	the RALP will be recalculated as the reset ALP less all prior withdrawals made during the current contract year, but not be less than zero.
You may request to change your investment option by written request on an authorized form or by another method agreed to by us.
•	Limitations on Purchase of Other Riders under your Contract: You may elect only the SecureSource – Single Life rider or the SecureSource – Joint Life rider. If you elect the SecureSource rider, you may not elect the Accumulation Protector Benefit rider.
•	Non-Cancelable: Once elected, the SecureSource rider may not be cancelled (except as provided under “Rider Termination” heading below) and the fee will continue to be deducted until the contract or rider is terminated or the contract value reduces to zero (described below). Dissolution of marriage does not terminate the SecureSource – Joint Life rider and will not reduce the fee we charge for this rider. The benefit under the SecureSource – Joint Life rider continues for the covered spouse who is the owner of the contract (or annuitant in the case of nonnatural ownership). The rider will terminate at the death of the contract owner (or annuitant in the case of nonnatural ownership) because the original spouse will be unable to elect the spousal continuation provision of the contract (see “Joint Life only: Covered Spouses” below).
•	Joint Life: Limitations on Contract Owners, Annuitants and Beneficiaries: Since the joint life benefit will terminate unless the surviving covered spouse continues the contract under the spousal continuation provision of the contract upon the owner’s death, only ownership arrangements that permit such continuation are allowed at rider issue. In general, the covered spouses should be joint owners, or one covered spouse should be the owner and the other covered spouse should be named as the sole primary beneficiary. You are responsible for establishing ownership arrangements that will allow for spousal continuation.
If you select the SecureSource – Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse can not utilize the spousal continuation provision of the contract when the death benefit is payable.
•	Limitations on Purchase Payments: We reserve the right to limit the cumulative amount of purchase payments (subject to state restrictions), which may limit your ability to make additional purchase payments to increase your contract value as you may have originally intended. For current purchase payment restrictions, please see “Buying Your Contract —Purchase Payments”.
•	Interaction with Total Free Amount (FA) contract provision: The FA is the amount you are allowed to withdraw from the contract in each contract year without incurring a surrender charge (see “Charges — Surrender Charge”). The FA may be greater than the RBP or RALP under this rider. Any amount you withdraw under the contract’s FA provision that exceeds the RBP or RALP is subject to the excess withdrawal processing described below for the GBA, RBA and ALP.
You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation because:
•	Tax Considerations for Nonqualified Annuities: Under current federal income tax law, withdrawals under nonqualified annuities, including withdrawals taken from the contract under the terms of the rider, are treated less favorably than amounts received as annuity payments under the contract (see “Taxes — Nonqualified Annuities”). Withdrawals are taxable income to the extent of earnings. Withdrawals of earnings before age 59½ may also incur a 10% IRS early withdrawal penalty. You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation.
•	Tax Considerations for Qualified Annuities: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see “Taxes — Qualified Annuities — Required Minimum Distributions”). If you have a qualified annuity, you may need to take an RMD that exceeds the specified amount of withdrawal available under the rider. Withdrawals in any contract year that exceed the guaranteed amount available for withdrawal may reduce future benefits guaranteed under the rider. While the rider permits certain excess withdrawals to be made for the purpose of satisfying RMD requirements for your contract alone without reducing future benefits guaranteed under the rider, there can be no guarantee that changes in the federal income tax law after the effective date of the rider will not require a larger RMD to be taken, in which case, future guaranteed withdrawals under the rider could be reduced. See Appendix E for additional information.
•	Treatment of non-spousal distributions: Unless you are married your beneficiary will be required to take distributions as a non-spouse which may result in significantly decreasing the value of the rider.
Please note civil unions and domestic partnerships generally are not recognized as marriages for federal tax purposes. For additional information see “Taxes — Other — Spousal status” section of this prospectus.
•	Limitations on Tax -Sheltered Annuities (TSAs): Your right to take withdrawals is restricted if your contract is a TSA (see “TSA — Special Provisions”).

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Key terms and provisions of the SecureSource rider are described below:
Withdrawal: The amount by which your contract value is reduced as a result of any withdrawal request. It may differ from the amount of your request due to any surrender charge and any market value adjustment.
Waiting period: Any period of time starting on the rider effective date during which the annual step up is not available if you take withdrawals. Currently, there is no waiting period. For contracts purchased prior to June 1, 2008, the waiting period is three years.
Guaranteed Benefit Amount (GBA): The total cumulative withdrawals guaranteed by the rider under the basic withdrawal benefit. The maximum GBA is $5,000,000. The GBA cannot be withdrawn and is not payable as a death benefit. It is an interim value used to calculate the amount available for withdrawals each year under the basic withdrawal benefit (see “Guaranteed Benefit Payment” below). At any time, the total GBA is the sum of the individual GBAs associated with each purchase payment.
The GBA is determined at the following times, calculated as described:
•	At contract issue — the GBA is equal to the initial purchase payment.
•	When you make additional purchase payments — each additional purchase payment has its own GBA equal to the amount of the purchase payment.
•	At step up — (see “Annual Step Up” and “Spousal Continuation Step Up” headings below).
•	When an individual RBA is reduced to zero — the GBA that is associated with that RBA will also be set to zero.
•	When you make a withdrawal during the waiting period and after a step up — Any prior annual step ups will be reversed. Step up reversal means that the GBA associated with each purchase payment will be reset to the amount of that purchase payment. The step up reversal will only happen once during the waiting period, when the first withdrawal is made.
•	When you make a withdrawal at any time and the amount withdrawn is:
(a)	less than or equal to the total RBP — the GBA remains unchanged. If there have been multiple purchase payments, both the total GBA and each payment’s GBA remain unchanged.
(b)	is greater than the total RBP — GBA excess withdrawal processing will be applied to the GBA. If the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.
GBA Excess Withdrawal Processing
The total GBA will automatically be reset to the lesser of (a) the total GBA immediately prior to the withdrawal; or (b) the contract value immediately following the withdrawal. If there have been multiple purchase payments, each payment’s GBA after the withdrawal will be reset to equal that payment’s RBA after the withdrawal plus (a) times (b), where:
(a)	is the ratio of the total GBA after the withdrawal less the total RBA after the withdrawal to the total GBA before the withdrawal less the total RBA after the withdrawal; and
(b)	is each payment’s GBA before the withdrawal less that payment’s RBA after the withdrawal.
Remaining Benefit Amount (RBA): Each withdrawal you make reduces the amount that is guaranteed by the rider as future withdrawals. At any point in time, the RBA equals the amount of GBA that remains available for withdrawals for the remainder of the contract’s life, and total RBA is the sum of the individual RBAs associated with each purchase payment. The maximum RBA is $5,000,000.
The RBA is determined at the following times, calculated as described:
•	At contract issue — the RBA is equal to the initial purchase payment.
•	When you make additional purchase payments — each additional purchase payment has its own RBA initially set equal to that payment’s GBA (the amount of the purchase payment).
•	At step up — (see “Annual Step Up” and “Spousal Continuation Step Up” headings below).
•	When you make a withdrawal during the waiting period and after a step up — Any prior annual step ups will be reversed. Step up reversal means that the RBA associated with each purchase payment will be reset to the amount of that purchase payment. The step up reversal will only happen once during the waiting period, when the first withdrawal is made.
•	When you make a withdrawal at any time and the amount withdrawn is:
(a)	less than or equal to the total RBP — the total RBA is reduced by the amount of the withdrawal. If there have been multiple purchase payments, each payment’s RBA is reduced in proportion to its RBP.
(b)	is greater than the total RBP — RBA excess withdrawal processing will be applied to the RBA. If the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

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RBA Excess Withdrawal Processing
The total RBA will automatically be reset to the lesser of (a) the contract value immediately following the withdrawal, or (b) the total RBA immediately prior to the withdrawal, less the amount of the withdrawal.
If there have been multiple purchase payments, both the total RBA and each payment’s RBA will be reset. The total RBA will be reset according to the excess withdrawal processing described above. Each payment’s RBA will be reset in the following manner:
1.	The withdrawal amount up to the total RBP is taken out of each RBA bucket in proportion to its individual RBP at the time of the withdrawal; and
2.	The withdrawal amount above the total RBP and any amount determined by the excess withdrawal processing are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.
Guaranteed Benefit Payment (GBP): At any time, the amount available for withdrawal in each contract year after the waiting period, until the RBA is reduced to zero, under the basic withdrawal benefit. At any point in time, each purchase payment has its own GBP, which is equal to the lesser of that payment’s RBA or 7% of that payment’s GBA, and the total GBP is the sum of the individual GBPs.
During the waiting period, the guaranteed annual withdrawal amount may be less than the GBP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see “Waiting Period” heading above). The guaranteed annual withdrawal amount during the waiting period is equal to the value of the RBP at the beginning of the contract year.
The GBP is determined at the following times, calculated as described:
•	At contract issue — the GBP is established as 7% of the GBA value.
•	At each contract anniversary — each payment’s GBP is reset to the lesser of that payment’s RBA or 7% of that payment’s GBA value.
•	When you make additional purchase payments — each additional purchase payment has its own GBP equal to 7% of the purchase payment amount.
•	At step up — (see “Annual Step Up” and “Spousal Continuation Step Up” headings below).
•	When an individual RBA is reduced to zero — the GBP associated with that RBA will also be reset to zero.
•	When you make a withdrawal during the waiting period and after a step up — Any prior annual step ups will be reversed. Step up reversal means that the GBA and the RBA associated with each purchase payment will be reset to the amount of that purchase payment. Each payment’s GBP will be reset to 7% of that purchase payment. The step up reversal will only happen once during the waiting period, when the first withdrawal is made.
•	When you make a withdrawal at any time and the amount withdrawn is:
(a)	less than or equal to the total RBP — the GBP remains unchanged.
(b)	is greater than the total RBP — each payment’s GBP is reset to the lesser of that payment’s RBA or 7% of that payment’s GBA value, based on the RBA and GBA after the withdrawal. If the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.
Remaining Benefit Payment (RBP): The amount available for withdrawal for the remainder of the contract year under the basic withdrawal benefit. At any point in time, the total RBP is the sum of the RBPs for each purchase payment. During the waiting period, when the guaranteed amount may be less than the GBP, the value of the RBP at the beginning of the contract year will be that amount that is actually guaranteed each contract year.
The RBP is determined at the following times, calculated as described:
•	At the beginning of each contract year during the waiting period and prior to any withdrawal — the RBP for each purchase payment is set equal to that purchase payment multiplied by 7%.
•	At the beginning of any other contract year — the RBP for each purchase payment is set equal to that purchase payment’s GBP.
•	When you make additional purchase payments — each additional purchase payment has its own RBP equal to that payment’s GBP.
•	At step up — (see “Annual Step Up” and “Spousal Continuation Step Up” headings below).
•	At spousal continuation — (see “Spousal Option to Continue the Contract” heading below).
•	When an individual RBA is reduced to zero — the RBP associated with that RBA will also be reset to zero.
•	When you make any withdrawal — the total RBP is reset to equal the total RBP immediately prior to the withdrawal less the amount of the withdrawal, but not less than zero. If there have been multiple purchase payments, each payment’s RBP is reduced proportionately. If you withdraw an amount greater than the RBP, GBA excess

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withdrawal processing and RBA excess withdrawal processing are applied and the amount available for future withdrawals for the remainder of the contract’s life may be reduced by more than the amount of withdrawal. When determining if a withdrawal will result in the excess withdrawal processing, the applicable RBP will not yet reflect the amount of the current withdrawal.
Single Life only: Covered Person: The person whose life is used to determine when the ALP is established, and the duration of the ALP payments (see “Annual Lifetime Payment (ALP)” heading below). The covered person is the oldest contract owner or annuitant. If the owner is a nonnatural person, i.e., a trust or corporation, the covered person is the oldest annuitant. A spousal continuation or a change of contract ownership may reduce the amount of the lifetime withdrawal benefit and may change the covered person.
Joint Life only: Covered Spouses: The contract owner and his or her legally married spouse as defined under federal law, as named on the application for as long as the marriage is valid and in effect. If the contract owner is a nonnatural person (e.g., a trust), the covered spouses are the annuitant and the legally married spouse of the annuitant. The covered spouses lives are used to determine when the ALP is established, and the duration of the ALP payments (see “Annual Lifetime Payment (ALP)” heading below). The covered spouses are established on the rider effective date and cannot be changed.
Annual Lifetime Payment Attained Age (ALPAA):
•	Single Life: The covered person’s age after which time the lifetime benefit can be established. Currently, the lifetime benefit can be established on the later of the contract effective date or the contract anniversary date on/following the date the covered person reaches age 65.
•	Joint Life: The age of the younger covered spouse at which time the lifetime benefit is established.
Annual Lifetime Payment (ALP): Once established, the ALP under the lifetime withdrawal benefit is at any time the amount available for withdrawals in each contract year after the waiting period until the later of:
•	Single Life: death; or
•	Joint Life: death of the last surviving covered spouse; or
•	the RBA is reduced to zero.
The maximum ALP is $300,000. Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the ALP is zero.
During the waiting period, the guaranteed annual lifetime withdrawal amount may be less than the ALP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see “Waiting Period” heading above). The guaranteed annual lifetime withdrawal amount during the waiting period is equal to the value of the RALP at the beginning of the contract year.
The ALP is determined at the following times:
•	Single Life: The later of the contract effective date or the contract anniversary date on/following the date the covered person reaches age 65 — the ALP is established as 6% of the total RBA.
•	Joint Life: The ALP is established as 6% of the total RBA on the earliest of the following dates:
(a)	the rider effective date if the younger covered spouse has already reached age 65.
(b)	the rider anniversary on/following the date the younger covered spouse reaches age 65.
(c)	upon the first death of a covered spouse, then
(1)	the date we receive written request when the death benefit is not payable and the surviving covered spouse has already reached age 65; or
(2)	the date spousal continuation is effective when the death benefit is payable and the surviving covered spouse has already reached age 65; or
(3)	the rider anniversary on/following the date the surviving covered spouse reaches age 65.
(d)	Following dissolution of marriage of the covered spouses,
(1)	the date we receive written request if the remaining covered spouse who is the owner (or annuitant in the case of nonnatural ownership) has already reached age 65; or
(2)	the rider anniversary on/following the date the remaining covered spouse who is the owner (or annuitant in the case of nonnatural ownership) reaches age 65.
•	When you make additional purchase payments — each additional purchase payment increases the ALP by 6% of the amount of the purchase payment.
•	At step ups — (see “Annual Step Up” and “Spousal Continuation Step Up” headings below).
•	Single Life: At spousal continuation or contract ownership change — (see “Spousal Option to Continue the Contract” and “Contract Ownership Change” headings below).

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•	When you make a withdrawal during the waiting period and after a step up — Any prior annual step ups will be reversed. Step up reversal means that the ALP will be reset to equal total purchase payments multiplied by 6%. The step up reversal will only happen once during the waiting period, when the first withdrawal is made.
•	When you make a withdrawal at any time and the amount withdrawn is:
(a)	less than or equal to the RALP — the ALP remains unchanged.
(b)	is greater than the RALP — ALP excess withdrawal processing will be applied to the ALP. If the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.
20% Rider Credit (for contracts with applications signed on or after June 1, 2008)
If you do not make a withdrawal during the first three rider years, then a 20% rider credit may increase your ALP. This credit is 20% of purchase payments received in the first 180 days that the rider is in effect and is used to establish the enhanced lifetime base. The enhanced lifetime base is an amount that may be used to increase the ALP. The 20% rider credit does not increase the basic withdrawal benefit or the contract value. Because step ups may increase your ALP, they may reduce or eliminate any benefit of the 20% rider credit.
Enhanced Lifetime Base (for contracts with applications signed on or after June 1, 2008)
The enhanced lifetime base will be established initially on the third rider anniversary. If you do not make a withdrawal during the first three rider years, then the enhanced lifetime base will be the sum of all purchase payments received during the first three rider years and the 20% rider credit. If you make a withdrawal during the first three rider years, then the 20% rider credit does not apply and the enhanced lifetime base will be established as zero and will always be zero.
The maximum enhanced lifetime base at any time is $5,000,000.
If the enhanced lifetime base is greater than zero, then it will:
•	increase by the amount of any purchase payments received on or after the third rider anniversary.
•	be reduced by any withdrawal in the same proportion as the withdrawal reduces the RBA and, if the withdrawal exceeds the RBP, it will then be set to the lesser of this reduced value and the contract value immediately following the withdrawal.
•	be set to the lesser of its current value and the contract value, if you choose an asset allocation model that is more aggressive than the target model while you are in the withdrawal phase.
If any of the following events occur, then the enhanced lifetime base will be established as or reset to zero and will always be zero:
•	The total RBA is reduced to zero.
•	You selected the Single Life rider, and there is a change in the covered person, including changes due to spousal continuations and ownership changes.
The enhanced lifetime base is an amount that may be used to increase the ALP and cannot be withdrawn or annuitized.
Increase in ALP because of the Enhanced Lifetime Base (for contracts with applications signed on or after June 1, 2008)
As of the later of the third rider anniversary and the date the initial ALP is established, the ALP will be increased to equal the enhanced lifetime base multiplied by 6%, if this amount is greater than the current ALP. Thereafter, the enhanced lifetime base will always be zero.
ALP Excess Withdrawal Processing
The ALP is reset to the lesser of the ALP immediately prior to the withdrawal, or 6% of the contract value immediately following the withdrawal.
Remaining Annual Lifetime Payment (RALP): The amount available for withdrawal for the remainder of the contract year under the lifetime withdrawal benefit. During the waiting period, when the guaranteed annual withdrawal amount may be less than the ALP, the value of the RALP at the beginning of the contract year will be the amount that is actually guaranteed each contract year. Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the RALP is zero.
The RALP is determined at the following times:
•	The RALP is established at the same time as the ALP, and:
(a)	During the waiting period and prior to any withdrawals — the RALP is established equal to 6% of purchase payments.

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(b)	At any other time — the RALP is established equal to the ALP less all prior withdrawals made in the contract year but not less than zero.
•	At the beginning of each contract year during the waiting period and prior to any withdrawals — the RALP is set equal to the total purchase payments, multiplied by 6%.
•	At the beginning of any other contract year — the RALP is set equal to ALP.
•	When you make additional purchase payments — each additional purchase payment increases the RALP by 6% of the purchase payment amount.
•	At step ups — (see “Annual Step Up” and “Spousal Continuation Step Up” headings below).
•	When you make any withdrawal — the RALP equals the RALP immediately prior to the withdrawal less the amount of the withdrawal but not less than zero. If you withdraw an amount greater than the RALP, ALP excess withdrawal processing is applied and may reduce the amount available for future withdrawals. When determining if a withdrawal will result in excess withdrawal processing, the applicable RALP will not yet reflect the amount of the current withdrawal.
Required Minimum Distributions (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the RBP or the RALP on the most recent contract anniversary, the portion of your RMD that exceeds the RBP or RALP on the most recent rider anniversary will not be subject to excess withdrawal processing provided that the following conditions are met:
•	The RMD is for your contract alone;
•	The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and
•	The RMD amount is otherwise based on the requirements of section 401(a)(9), related Code provisions and regulations thereunder that were in effect on the effective date of the rider.
RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing.
Withdrawal amounts greater than the RBP or RALP on the contract anniversary date that do not meet these conditions will result in excess withdrawal processing as described above. See Appendix E for additional information.
Step Up Date: The date any step up becomes effective, and depends on the type of step up being applied (see “Annual Step Up” and “Spousal Continuation Step Up” headings below).
Annual Step Up: Beginning with the first contract anniversary, an increase of the GBA, RBA, GBP, RBP, ALP and/or RALP values may be available. A step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be withdrawn or paid upon death. Rather, a step up determines the current values of the GBA, RBA, GBP, RBP, ALP and RALP, and may extend the payment period or increase the allowable payment.
The annual step up may be available as described below, subject to the following rules:
•	The annual step up is effective on the step up date.
•	Only one step up is allowed each contract year.
•	If you take any withdrawals during the waiting period, any previously applied step ups will be reversed and the Annual step up will not be available until the end of the waiting period.
•	On any rider anniversary where the RBA or, if established, the ALP would increase and the application of the step up would not increase the rider charge, the annual step up will be automatically applied to your contract, and the step up date is the contract anniversary date.
•	If the application of the step up would increase the rider charge, the annual step up is not automatically applied. Instead, you have the option to step up for 30 days after the contract anniversary as long as either the contract value is greater than the total RBA or 6% of the contract value is greater than the ALP, if established, on the step-up date. If you exercise the elective annual step up option, you will pay the rider charge in effect on the step up date. If you wish to exercise the elective annual step up option, we must receive a request from you or your investment professional. The step up date is the date we receive your request to step up. If your request is received after the close of business, the step up date will be the next valuation day. If you request an elective step up or the elective spousal continuation step up on or after Dec. 18, 2013, the fee that will apply to your rider will correspond to the fund in which you are invested at that time (see “Optional Living benefit Charges — SecureSource Rider fee”). Before you elect a step up resulting in an increased rider fee, you should carefully consider the benefit of the contract value gains you are locking-in and the increased rider fee compared to your other options including whether it is appropriate to consider moving to a fund with a lower corresponding rider fee.
•	The ALP and RALP are not eligible for step ups until they are established. Prior to being established, the ALP and RALP values are both zero.
•	Please note it is possible for the ALP to step up even if the RBA or GBA do not step up, and it is also possible for the RBA and GBA to step up even if the ALP does not step up.

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The annual step up resets the GBA, RBA, GBP, RBP, ALP and RALP values as follows:
•	The total RBA will be reset to the greater of the total RBA immediately prior to the step up date or the contract value (after charges are deducted) on the step up date.
•	The total GBA will be reset to the greater of the total GBA immediately prior to the step up date or the contract value (after charges are deducted) on the step up date.
•	The total GBP will be reset using the calculation as described above based on the increased GBA and RBA.
•	The total RBP will be reset as follows:
(a)	During the waiting period and prior to any withdrawals, the RBP will not be affected by the step up.
(b)	At any other time, the RBP will be reset to the increased GBP less all prior withdrawals made in the current contract year, but not less than zero.
•	The ALP will be reset to the greater of the ALP immediately prior to the step up date or 6% of the contract value (after charges are deducted) on the step up date.
•	The RALP will be reset as follows:
(a)	During the waiting period and prior to any withdrawals, the RALP will not be affected by the step up.
(b)	At any other time, the RALP will be reset to the increased ALP less all prior withdrawals made in the current contract year, but not less than zero.
Spousal Option to Continue the Contract upon Owner’s Death (Spousal Continuation):
Single Life: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource – Single Life rider also continues. However, if the covered spouse continues the contract as an inherited IRA or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate. When the spouse elects to continue the contract, any remaining waiting period is cancelled and any waiting period limitations on withdrawals and step-ups terminate; if the covered person changes due to spousal continuation the GBA, RBA, GBP, RBP, ALP and RALP values are affected as follows:
•	The GBA, RBA and GBP values remain unchanged.
•	The RBP is automatically reset to the GBP less all prior withdrawals made in the current contract year, but not less than zero.
•	If the ALP has not yet been established and the new covered person has not yet reached age 65 as of the date of continuation — the ALP will be established on the contract anniversary following the date the covered person reaches age 65 as the lesser of the RBA or the contract anniversary value, multiplied by 6%. The RALP will be established on the same date equal to the ALP.
•	If the ALP has not yet been established but the new covered person is age 65 or older as of the date of continuation — the ALP will be established on the date of continuation as the lesser of the RBA or the contract value, multiplied by 6%. The RALP will be established on the same date in an amount equal to the ALP less all prior withdrawals made in the current contract year, but not less than zero.
•	If the ALP has been established but the new covered person has not yet reached age 65 as of the date of continuation — the ALP and RALP will be automatically reset to zero for the period of time beginning with the date of continuation and ending with the contract anniversary following the date the covered person reaches age 65. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%, and the RALP will be reset to the ALP.
•	If the ALP has been established and the new covered person is age 65 or older as of the date of continuation — the ALP will be automatically reset to the lesser of the current ALP or 6% of the contract value on the date of continuation. The RALP will be reset to the ALP less all prior withdrawals made in the current contract year, but not less than zero.
Please note that the lifetime withdrawal benefit amount may be reduced as a result of the spousal continuation.
Joint Life: If a surviving spouse is a covered spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource – Joint Life rider also continues. However, if the covered spouse continues the contract as an inherited IRA or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate. When the spouse elects to continue the contract, any remaining waiting period is cancelled and any waiting period limitations on withdrawals and step-ups terminate. The surviving covered spouse can name a new beneficiary, however, a new covered spouse cannot be added to the rider.
Spousal Continuation Step Up: At the time of spousal continuation, a step-up may be available. All annual step-up rules (see “Annual Step-Up” heading above), other than those that apply to the waiting period, also apply to the spousal continuation step-up. If the spousal continuation step-up is processed automatically, the step-up date is the valuation date spousal continuation is effective. If not, the spouse must elect the step up and must do so within 30 days of the

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spousal continuation date. If the spouse elects the spousal continuation step up, the step-up date is the valuation date we receive the spouse’s written request to step-up if we receive the request by the close of business on that day, otherwise the next valuation date.
Rules for Withdrawal Provision of Your Contract: Minimum account values following a withdrawal no longer apply to your contract. For withdrawals, the withdrawal will be made from the variable subaccounts, guarantee period accounts (where available), the one-year fixed account (if applicable) and the DCA fixed account in the same proportion as your interest in each bears to the contract value. You cannot specify from which accounts the withdrawal is to be made.
If Contract Value Reduces to Zero: If the contract value reduces to zero and the total RBA remains greater than zero, you will be paid in the following scenarios:
1)	The ALP has not yet been established and the contract value is reduced to zero as a result of fees or charges or a withdrawal that is less than or equal to the RBP. In this scenario, you can choose to:
(a)	receive the remaining schedule of GBPs until the RBA equals zero; or
(b)	Single Life: wait until the rider anniversary following the date the covered person reaches age 65, and then receive the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero; or
(c)	Joint Life: wait until the rider anniversary following the date the younger covered spouse reaches age 65, and then receive the ALP annually until the latter of (i) the death of the last surviving covered spouse, or (ii) the RBA is reduced to zero.
We will notify you of this option. If no election is made, the ALP will be paid.
2)	The ALP has been established and the contract value reduces to zero as a result of fees or charges, or a withdrawal that is less than or equal to both the RBP and the RALP. In this scenario, you can choose to receive:
(a)	the remaining schedule of GBPs until the RBA equals zero; or
(b)	Single Life: the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero; or
(c)	Joint Life: the ALP annually until the latter of (i) the death of the last surviving covered spouse, or (ii) the RBA is reduced to zero.
We will notify you of this option. If no election is made, the ALP will be paid.
3)	The ALP has been established and the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP. In this scenario, the remaining schedule of GBPs will be paid until the RBA equals zero.
4)	The ALP has been established and the contract value falls to zero as a result of a withdrawal that is greater than the RBP but less than or equal to the RALP. In this scenario, the ALP will be paid annually until the death of the:
•	Single Life: covered person;
•	Joint Life: last surviving covered spouse.
Under any of these scenarios:
•	The annualized amounts will be paid to you in the frequency you elect. You may elect a frequency offered by us at the time payments begin. Available payment frequencies will be no less frequent than annually;
•	We will no longer accept additional purchase payments;
•	You will no longer be charged for the rider;
•	Any attached death benefit riders will terminate; and
•	Single Life: The death benefit becomes the remaining payments, if any, until the RBA is reduced to zero.
•	Joint Life: If the owner had been receiving the ALP, upon the first death the ALP will continue to be paid annually until the later of: 1) the death of the last surviving covered spouse or 2) the RBA is reduced to zero. In all other situations the death benefit becomes the remaining payments, if any, until the RBA is reduced to zero.
The SecureSource rider and the contract will terminate under either of the following two scenarios:
•	If the contract value falls to zero as a result of a withdrawal that is greater than both the RALP and the RBP. This is full withdrawal of the contract value.
•	If the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP, and the total RBA is reduced to zero.

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At Death:
Single Life: If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may: 1) elect to take the death benefit under the terms of the contract, 2) take the fixed payout option available under this rider, or 3) continue the contract under the spousal continuation provision of the contract above.
If the contract value equals zero and the death benefit becomes payable, the following will occur:
•	If the RBA is greater than zero and the owner has been receiving the GBP each year, the GBP will continue to be paid to the beneficiary until the RBA equals zero.
•	If the covered person dies and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the RBA equals zero.
•	If the covered person is still alive and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the later of the death of the covered person or the RBA equals zero.
•	If the covered person is still alive and the RBA equals zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the death of the covered person.
•	If the covered person dies and the RBA equals zero, the benefit terminates. No further payments will be made.
Joint Life: If the death benefit becomes payable at the death of a covered spouse, the surviving covered spouse must utilize the spousal continuation provision of the contract and continue the contract as the new owner to continue the joint benefit. If spousal continuation is not available under the terms of the contract, the rider terminates. The lifetime benefit of this rider ends at the death of the last surviving covered spouse.
If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may: 1) elect to take the death benefit under the terms of the contract, 2) take the fixed payout option available under this rider, or 3) continue the contract under the spousal continuation provision of the contract above.
If the contract value equals zero at the first death of a covered spouse, the ALP will continue to be paid annually until the later of: 1) the death of the last surviving covered spouse or 2) the RBA is reduced to zero.
If the contract value equals zero at the death of the last surviving covered spouse, the following will occur:
•	If the RBA is greater than zero and the owner has been receiving the GBP each year, the GBP will continue to be paid to the beneficiary until the RBA equals zero.
•	If the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the RBA equals zero.
•	If the RBA equals zero, the benefit terminates. No further payments will be made.
Contract Ownership Change:
Single Life: If the contract changes ownership (see “Changing Ownership”), the GBA, RBA, GBP, RBP values will remain unchanged and the ALP and RALP will be reset as follows. Our current administrative practice is to only reset the ALP and RALP if the covered person changes due to the ownership change.
•	If the ALP has not yet been established and the new covered person has not yet reached age 65 as of the ownership change date — the ALP and the RALP will be established on the contract anniversary following the date the covered person reaches age 65. The ALP will be set equal to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the anniversary date occurs during the waiting period and prior to a withdrawal, the RALP will be set equal to the lesser of the ALP or total purchase payments multiplied by 6%. If the anniversary date occurs at any other time, the RALP will be set equal to the ALP.
•	If the ALP has not yet been established but the new covered person is age 65 or older as of the ownership change date — the ALP and the RALP will be established on the ownership change date. The ALP will be set equal to the lesser of the RBA or the contract value, multiplied by 6%. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be set to the lesser of the ALP or total purchase payments multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be set to the ALP less all prior withdrawals made in the current contract year but not less than zero.
•	If the ALP has been established but the new covered person has not yet reached age 65 as of the ownership change date — the ALP and the RALP will be reset to zero for the period of time beginning with the ownership change date and ending with the contract anniversary following the date the covered person reaches age 65. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the time period ends during the waiting period and prior to any withdrawals, the RALP will be reset to the lesser of the ALP or total purchase payments multiplied by 6%. If the time period ends at any other time, the RALP will be reset to the ALP.
•	If the ALP has been established and the new covered person is age 65 or older as of the ownership change date — the ALP and the RALP will be reset on the ownership change date. The ALP will be reset to the lesser of the current

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ALP or 6% of the contract value. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be reset to the lesser of the ALP or total purchase payments multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be reset to the ALP less all prior withdrawals made in the current contract year but not less than zero.
Please note that the lifetime withdrawal benefit amount may be reduced as a result of the ownership change.
Joint Life: Ownership changes are only allowed between the covered spouses or their revocable trust(s). No other ownership changes are allowed as long as the rider is in force.
Guaranteed Withdrawal Benefit Annuity Option: Several annuity payout plans are available under the contract. As an alternative to these annuity payout plans, a fixed annuity payout option is available under the SecureSource rider.
Under this option the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the current total RBA at the time you begin this fixed annuity payout option. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at that time but will be no less frequent than annually. If, at the death of the owner, total payouts have been made for less than the RBA, the remaining payouts will be paid to the beneficiary (see “The Annuity Payout Period” and “Taxes”).
This option may not be available if the contract is issued to qualify under section 403 or 408 of the Code, as amended. For such contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed using a life expectancy table published by the IRS.
This annuity payout option may also be elected by the beneficiary of a contract as a settlement option if payments begin no later than one year after your death and the payout period does not extend beyond the beneficiary’s life or life expectancy. Whenever multiple beneficiaries are designated under the contract, each such beneficiary’s share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this settlement option subject to the distribution requirements of the contract. We reserve the right to adjust the remaining schedule of GBPs if necessary to comply with the Code.
Rider Termination
The SecureSource rider cannot be terminated either by you or us except as follows:
1.	Single Life: After the death benefit is payable the rider will terminate if your spouse does not use the spousal continuation provision of the contract to continue the contract.
2.	Joint Life: After the death benefit is payable the rider will terminate if:
(a)	any one other than a covered spouse continues the contract, or
(b)	a covered spouse does not use the spousal continuation provision of the contract to continue the contract.
3.	Annuity payouts under an annuity payout plan will terminate the rider.
4.	Termination of the contract for any reason will terminate the rider.
5.	When a beneficiary elects an alternative payment plan which is an inherited IRA, the rider will terminate.

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Appendix N: SecureSource 20 Rider Disclosure
Securesource 20 Rider
This is an optional benefit that you can add to your contract for an additional charge. The benefit is intended to provide to you, after the waiting period, a specified withdrawal amount annually for life, even if your contract value is zero, subject to the terms and provisions described in this section. This benefit offers a credit feature to help in low or poor performing markets and a step up feature to lock in contract anniversary values. The SecureSource 20 rider may be appropriate for you if you intend to make periodic withdrawals from your annuity contract and wish to ensure that market performance will not adversely affect your ability to withdraw your principal over time. This benefit is intended for assets you plan to hold and let accumulate for at least three years. If you take any withdrawals during the 3-year waiting period, your benefits will be set to zero until the end of the waiting period when they will be re-established based on your contract value at that time and you will not receive 20% credit offered under this rider.
There are two optional SecureSource 20 riders available under your contract:
•	SecureSource 20 — Single Life; or
•	SecureSource 20 — Joint Life.
The information in this section applies to both Secure Source 20 riders, unless otherwise noted.
For the purpose of this rider, the term “withdrawal” has the same meaning as the term “surrender” in the contract or any other riders
The SecureSource 20 — Single Life rider covers one person. The SecureSource 20 — Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource 20 — Single Life rider or the SecureSource 20 — Joint Life rider, not both, and you may not switch riders later. You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.
The SecureSource 20 rider is an optional benefit that you may select, if approved in your state, for an additional annual charge if:
•	your contract application is signed on or after Aug. 10, 2009, but prior to Nov. 30, 2009; and
•	Single Life: you and the annuitant are 80 or younger on the date the contract is issued; or
•	Joint Life: you and your spouse are 80 or younger on the date the contract is issued.
The SecureSource 20 riders are not available under an inherited qualified annuity.
The SecureSource 20 rider guarantees that after the waiting period, regardless of the investment performance of your contract, you will be able to withdraw up to a certain amount each year from the contract before the annuity payouts begin until:
•	Single Life: until death (see “At Death” heading below) or until the depletion of the basic benefit.
•	Joint Life: until the death of the last surviving covered spouse (see “Joint Life only: Covered Spouses” and “At Death” headings below) or until the depletion of the basic benefit.
Key Terms
The key terms associated with the SecureSource 20 rider are:
Annual Lifetime Payment (ALP): the lifetime benefit amount available each contract year after the waiting period and until your death (Joint Life: the death of both covered spouses). After the waiting period, the annual withdrawal amount guaranteed by the rider can vary each contract year. The maximum ALP is $300,000.
Annual Lifetime Payment Attained Age (ALPAA): the age at which the lifetime benefit is established.
Enhanced Lifetime Base (ELB): used in the calculation of the ALP on the later of the ELB date or the establishment of the ALP. The ELB cannot be withdrawn or annuitized and is not payable as a death benefit.
Guaranteed Benefit Amount (GBA): the total cumulative withdrawals guaranteed by the rider under the basic benefit. The maximum GBA is $5,000,000. The GBA cannot be withdrawn or annuitized and is not payable as a death benefit. It is an interim value used to calculate the amount available for withdrawals each year after the waiting period under the basic benefit (see “Guaranteed Benefit Payment” below). At any time, the total GBA is the sum of the individual GBAs associated with each purchase payment.
Guaranteed Benefit Payment (GBP): the basic benefit amount available each contract year after the waiting period until the RBA is reduced to zero. After the waiting period the annual withdrawal amount guaranteed by the rider can vary each contract year.

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Remaining Annual Lifetime Payment (RALP): as you make withdrawals during a contract year, the remaining amount that the rider guarantees will be available for withdrawal that year is reduced. The RALP is the lifetime benefit amount that can be withdrawn during the remainder of the current contract year.
Remaining Benefit Amount (RBA): each withdrawal you make reduces the amount that is guaranteed by the rider for future withdrawals. At any point in time, the RBA equals the amount of GBA that remains available for withdrawals for the remainder of the contract’s life, and total RBA is the sum of the individual RBAs associated with each purchase payment. The maximum RBA is $5,000,000.
Remaining Benefit Payment (RBP): as you make withdrawals during a contract year, the remaining amount that the rider guarantees will be available for withdrawal that year is reduced. The RBP is the basic benefit amount that can be withdrawn during the remainder of the current contract year.
Waiting period: The period of time before you can take a withdrawal without affecting benefits under the rider. The waiting period starts on the rider effective date and ends on the day prior to the third rider anniversary.
Withdrawal Adjustment Base (WAB): one of the components used to determine the GBP Percentage and ALP Percentage. The WAB cannot be withdrawn or annuitized and is not payable as a death benefit.
Withdrawal: The amount by which your contract value is reduced as a result of any withdrawal request. It may differ from the amount of your request due to any surrender charge and any market value adjustment.
Description of the SecureSource 20 Rider
Before the lifetime benefit is established, the annual withdrawal amount guaranteed by the riders after the waiting period is the basic benefit amount. After the lifetime benefit is established and after the waiting period, the riders guarantee that you have the option each contract year to cumulatively withdraw an amount up to the lifetime benefit amount or the basic benefit amount, but the riders do not guarantee withdrawal of both in a contract year.
The lifetime withdrawal benefit is established automatically:
•	Single Life: on the rider anniversary date after the covered person reaches age 65, or on the rider effective date if the covered person is age 65 or older on the rider effective date (see “Annual Lifetime Payment Attained Age (ALPAA)” heading below);
•	Joint Life: on the rider anniversary date after the younger covered spouse reaches age 65, or on the rider effective date if the younger covered spouse is age 65 or older on the rider effective date (see “Annual Lifetime Payment Attained Age (ALPAA)” and “Annual Lifetime Payments (ALP)” headings below).
The basic benefit amount and the lifetime benefit amount can vary based on the relationship of your contract value to the Withdrawal Adjustment Base (WAB). When the first withdrawal is taken each contract year after the waiting period, the percentages used to determine the benefit amounts are set and fixed for the remainder of that year.
If you withdraw less than the allowed withdrawal amount in a contract year, the unused portion cannot be carried over to the next year.
If you withdraw more than the allowed withdrawal amount in a contract year, we call this an “excess withdrawal” under the rider. Excess withdrawals trigger an adjustment of a benefit’s guaranteed amount, which may cause it to be reduced (see “GBA Excess Withdrawal Processing,” “RBA Excess Withdrawal Processing,” and “ALP Excess Withdrawal Processing” headings below).
Please note that basic benefit and lifetime benefit each has its own definition of the allowed annual withdrawal amount. Therefore a withdrawal may be considered an excess withdrawal for purposes of the lifetime benefit only, the basic benefit only, or both.
At any time after the waiting period, as long as your withdrawal does not exceed the greater of the basic benefit amount or the lifetime benefit amount, if established, you will not be assessed a surrender charge or any market value adjustment. If your withdrawals exceed the greater of the RBP or the RALP, surrender charges under the terms of the contract may apply (see “Charges — Surrender Charges”). The amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge. Market value adjustments, if applicable, will also be made (see “Guarantee Period Accounts (GPAs) — Market Value Adjustment”). We pay you the amount you request. Any withdrawals you take under the contract will reduce the value of the death benefits (see “Benefits in Case of Death”). Upon full withdrawal, you will receive the remaining contract value less any applicable charges (see “Making the Most of Your Contract — Withdrawals”).
Subject to conditions and limitations, an annual step-up can increase the basic benefit amount and the lifetime benefit amount, if your contract value has increased on a rider anniversary.

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Subject to conditions and limitations, if no withdrawals are taken prior to the third rider anniversary, the 20% rider credit may increase the lifetime benefit (if already established) or the Enhanced Lifetime Base (ELB) may increase the lifetime benefit (when established).
The values associated with the basic benefit are GBA, RBA, GBP and RBP. The values associated with the lifetime benefit are ALP, RALP and ELB. ALP and GBP are similar in that they are the annual withdrawal amount for each benefit after the waiting period. RALP and RBP are similar in that they are the remaining amount that can be withdrawn during the current contract year for each benefit.
Important SecureSource 20 Rider Considerations
You should consider whether a SecureSource 20 rider is appropriate for you taking into account the following considerations:
You will begin paying the rider charge as of the rider effective date, even if you do not begin taking withdrawals for many years. It is possible that your contract performance, fees and charges, and withdrawal pattern may be such that your contract value will not be depleted in your lifetime and you will not receive any monetary value under the rider.
•	Lifetime Benefit Limitations: The lifetime benefit is subject to certain limitations, including but not limited to:
(a)	Single Life: Once the contract value equals zero, payments are made for as long as the covered person is living (see “If Contract Value Reduces to Zero” heading below). However, if the contract value is greater than zero, the lifetime benefit terminates at the first death of any owner or annuitant even if the covered person is still living (see “At Death” heading below). Therefore, the rider will terminate when a death benefit becomes payable. This possibility may present itself when:
(i)	There are multiple contract owners — when one of the contract owners dies the lifetime benefit terminates even though other contract owners are still living; or
(ii)	The owner and the annuitant are not the same persons — if the annuitant dies before the owner, the lifetime benefit terminates even though the owner is still living.
Joint Life: Once the contract value equals zero, payments are made for as long as either covered spouse is living (see “If Contract Value Reduces to Zero” heading below). However, if the contract value is greater than zero, the lifetime benefit terminates at the death of the last surviving covered spouse (see “At Death” heading below).
(b)	Excess withdrawals can reduce the ALP to zero even though the GBA, RBA, GBP and/or RBP values are greater than zero. If both the ALP and the contract value are zero, the lifetime benefit will terminate.
(c)	If the lifetime benefit is first established prior to the third rider anniversary, the initial ALP is based on the basic benefit’s RBA at that time (see “Annual Lifetime Payment (ALP)” heading below). If the lifetime benefit is first established on/after the third rider anniversary, the initial ALP is based on the greater of the basic benefit’s RBA and the ELB at that time. Any withdrawal you take before the ALP is established reduces the RBA and ELB and therefore may result in a lower amount of lifetime withdrawals you are allowed to take.
(d)	Withdrawals can reduce both the contract value and the RBA to zero prior to the establishment of the ALP. If this happens, the contract and the rider will terminate.
•	Withdrawals: Please consider carefully when you start taking withdrawals from this rider. If you take any withdrawals during the 3-year waiting period, your benefits will be set to zero until the end of the waiting period when they will be re-established based on your contract value at that time and you will not receive 20% credit offered under this rider. Any withdrawal request within the 3-year waiting period must be submitted in writing. Also, after the waiting period if you withdraw more than the allowed withdrawal amount in a contract year (“excess withdrawal”), the guaranteed amounts under the rider may be reduced.
•	Investment Allocation Restrictions: You must be invested in one of the approved investment options. These funds are expected to reduce our financial risks and expenses associated with certain living benefits. Although the funds’ investment strategies may help mitigate declines in your contract value due to declining equity markets, the funds’ investment strategies may also curb your contract value gains during periods of positive performance by the equity markets. Additionally, investment in the funds may decrease the number and amount of any benefit base increase opportunities. (See “The Variable Account and the Funds: Volatility and Volatility Management Risk with the Portfolio Stabilizer funds” section.) We reserve the right to add, remove, or substitute approved investment options in the future. This requirement limits your choice of subaccounts, one-year fixed account and GPAs (if available) to the investment options you have selected. This means you will not be able to allocate contract value to all of the subaccounts, GPAs or the one-year fixed account that are available under the contract to contract owners who do not elect the rider. (See “Making the Most of Your Contract — Portfolio Navigator Program and Portfolio Stabilizer Funds.”) You may allocate purchase payments to the DCA fixed account, when available, and we will make monthly transfers into the investment option you have chosen. You may make two elective investment option changes per contract year; we reserve the right to limit elective investment option changes if required to comply with the written instructions of a fund (see “Market Timing”).

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The following provisions apply to contracts invested in a Portfolio Navigator fund:
•	You can allocate your contract value to any available Portfolio Navigator fund during the following times: (1) prior to your first withdrawal and (2) following a benefit reset due to an investment option change as described below but prior to any subsequent withdrawal. During these accumulation phases, you may request to change your investment option to any available investment option.
•	Immediately following a withdrawal your contract value will be reallocated to the target investment option as shown in your contract if your current investment option is more aggressive than the target investment option. If you are in a static model portfolio, this reallocation will be made to the applicable fund of funds investment option. This automatic reallocation is not included in the total number of allowed investment option changes per contract year. The target investment option classification is currently the Moderate investment option. We reserve the right to change the target investment option to an investment option that is more aggressive than the current target investment option after 30 days written notice.
•	After you have taken a withdrawal and prior to any benefit reset as described below, you are in a withdrawal phase. During withdrawal phases you may request to change your investment option to the target investment option or any investment option that is more conservative than the target investment option without a benefit reset as described below. If you are in a withdrawal phase and you choose to allocate your contract value to an investment option that is more aggressive than the target investment option, you will be in the accumulation phase again. If this is done after the waiting period, your rider benefit will be reset as follows:
(a)	the total GBA will be reset to the contract value, if your contract value is less; and
(b)	the total RBA will be reset to the contract value, if your contract value is less; and
(c)	the ALP, if established, will be reset to your current ALP Percentage (either 6% or 5% as described under “GBP Percentage and ALP Percentage” heading below) times the contract value, if this amount is less than the current ALP; and
(d)	the GBP will be recalculated as described below, based on the reset GBA and RBA; and
(e)	the RBP will be recalculated as the reset GBP less all prior withdrawals taken during the current contract year, but not less than zero; and
(f)	the RALP will be recalculated as the reset ALP less all prior withdrawals taken during the current contract year, but not less than zero; and
(g)	the WAB will be reset as follows:
•	if the ALP has not been established, the WAB will be equal to the reset GBA.
•	if the ALP has been established, the WAB will be equal to the reset ALP, divided by the current ALP Percentage; and
(h)	the ELB, if greater than zero, will be reset to the contract value, if your contract value is less.
You may request to change your investment option by written request on an authorized form or by another method agreed to by us.
•	Non-Cancelable: Once elected, the SecureSource 20 rider may not be cancelled (except as provided under “Rider Termination” heading below) and the fee will continue to be deducted until the contract or rider is terminated or the contract value reduces to zero (described below).
Dissolution of marriage does not terminate the SecureSource 20 – Joint Life rider and will not reduce the fee we charge for this rider. The benefit under the SecureSource 20 – Joint Life rider continues for the covered spouse who is the owner of the contract (or annuitant in the case of nonnatural ownership). The rider will terminate at the death of the contract owner (or annuitant in the case of nonnatural ownership) because the original covered spouse will be unable to elect the spousal continuation provision of the contract (see “Joint Life only: Covered Spouses” below).
•	Joint Life: Limitations on Contract Owners, Annuitants and Beneficiaries: Since the joint life benefit will terminate unless the surviving covered spouse continues the contract under the spousal option to continue the contract upon the owner’s death provision, only ownership arrangements that permit such continuation are allowed at rider issue. In general, the covered spouses should be joint owners, or one covered spouse should be the owner and the other covered spouse should be named as the sole primary beneficiary. The annuitant must also be an owner. You are responsible for establishing ownership arrangements that will allow for spousal continuation.
If you select the SecureSource 20 – Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse can not utilize the spousal continuation provision of the contract when the death benefit is payable.
•	Limitations on Purchase Payments: We reserve the right to limit the cumulative amount of purchase payments (subject to state restrictions), which may limit your ability to make additional purchase payments to increase your contract value as you may have originally intended. For current purchase payment restrictions, please see “Buying Your Contract —Purchase Payments”.
•	Interaction with Total Free Amount (FA) contract provision: The FA is the amount you are allowed to withdraw from the contract in each contract year without incurring a surrender charge (see “Charges — Surrender Charge”). The FA may be greater than the RBP or RALP under this rider. Any amount you withdraw under the contract’s FA provision that

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exceeds the RBP or RALP is subject to the excess withdrawal processing described below for the GBA, RBA and ALP. Also, any amount you withdraw during the waiting period will set all benefits under the rider to zero until the end of the waiting period when they will be reestablished based on the contract value at that time.
You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation because:
•	Tax Considerations for Nonqualified Annuities: Under current federal income tax law, withdrawals under nonqualified annuities, including withdrawals taken from the contract under the terms of the rider, are treated less favorably than amounts received as annuity payments under the contract (see “Taxes — Nonqualified Annuities”). Withdrawals are taxable income to the extent of earnings. Withdrawals of earnings before age 59½ may also incur a 10% IRS early withdrawal penalty. You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation.
•	Tax Considerations for Qualified Annuities: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see “Taxes — Qualified Annuities — Required Minimum Distributions”). If you have a qualified annuity, you may need to take an RMD during the waiting period and such withdrawals will set all benefits under the rider to zero until the end of the waiting period when they will be reestablished based on the contract value at that time. While the rider permits certain excess withdrawals to be taken after the waiting period for the purpose of satisfying RMD requirements for your contract alone without reducing future benefits guaranteed under the rider, there can be no guarantee that changes in the federal income tax law after the effective date of the rider will not require a larger RMD to be taken, in which case, future guaranteed withdrawals under the rider could be reduced. See Appendix E for additional information.
•	Treatment of non-spousal distributions: Unless you are married your beneficiary will be required to take distributions as a non-spouse which may result in significantly decreasing the value of the rider. Please note civil unions and domestic partnerships generally are not recognized as marriages for federal tax purposes. For additional information see “Taxes — Other — Spousal status” section of this prospectus.
•	Limitations on Tax-Sheltered Annuities (TSA)s: Your right to take withdrawals is restricted if your contract is a TSA (see “TSA — Special Provisions”).
Basic Benefit Description
The GBA and RBA are determined at the following times, subject to the maximum amount of $5,000,000, calculated as described:
•	At contract issue — the GBA and RBA are equal to the initial purchase payment.
•	When you make additional purchase payments — If a withdrawal is taken during the waiting period, the GBA and RBA will not change when a subsequent purchase payment is made during the waiting period. Prior to any withdrawal during the waiting period and after the waiting period, each additional purchase payment will have its own GBA and RBA established equal to the amount of the purchase payment.
•	At step up — (see “Annual Step Up” heading below).
•	At spousal continuation — (see “Spousal Option to Continue the Contract upon Owner’s Death” heading below).
•	When an individual RBA is reduced to zero — the GBA that is associated with that RBA will also be set to zero.
•	When you take a withdrawal during the waiting period — the total GBA and total RBA will be set equal to zero until the end of the waiting period.
•	When you take a withdrawal after the waiting period and the amount withdrawn is:
(a)	less than or equal to the total RBP — the total RBA is reduced by the amount of the withdrawal and the GBA remains unchanged. If there have been multiple purchase payments, both the total GBA and each payment’s GBA remain unchanged, and each payment’s RBA is reduced in proportion to its RBP.
(b)	greater than the total RBP — excess withdrawal processing will be applied to the GBA and RBA.
•	On the rider anniversary at the end of the waiting period — If the first withdrawal is taken during the waiting period and you did not decline a rider fee increase, the total GBA and the total RBA will be reset to the contract value.
If the first withdrawal is taken during the waiting period and you decline a rider fee increase, the total GBA and the total RBA will be reset to the lesser of (1) the GBA at the time of the first withdrawal, plus any additional purchase payments since the time of the first withdrawal, minus all withdrawals, or (2) the contract value.
•	Upon certain changes to your PN program investment options under the PN program as described under “Use of Portfolio Navigator Program Required,” above.

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Gba Excess Withdrawal Processing
The total GBA will automatically be reset to the lesser of (a) the total GBA immediately prior to the withdrawal; or (b) the contract value immediately following the withdrawal. If there have been multiple purchase payments, each payment’s GBA after the withdrawal will be reset to equal that payment’s RBA after the withdrawal plus (a) times (b), where:
(a)	is the ratio of the total GBA after the withdrawal less the total RBA after the withdrawal to the total GBA before the withdrawal less the total RBA after the withdrawal; and
(b)	is each payment’s GBA before the withdrawal less that payment’s RBA after the withdrawal.
RBA Excess Withdrawal Processing
The total RBA will automatically be reset to the lesser of (a) the contract value immediately following the withdrawal, or (b) the total RBA immediately prior to the withdrawal, less the amount of the withdrawal.
If there have been multiple purchase payments, both the total RBA and each payment’s RBA will be reset. The total RBA will be reset according to the excess withdrawal processing described above. Each payment’s RBA will be reset in the following manner:
1.	The withdrawal amount up to the total RBP is taken out of each RBA bucket in proportion to its individual RBP at the time of the withdrawal; and
2.	The withdrawal amount above the total RBP and any amount determined by the excess withdrawal processing are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.
GBP Percentage and ALP Percentage: We use two percentages (6% and 5%) to calculate your GBP and ALP. The percentage used can vary as described below:
During the waiting period, 6% will be used to determine the amount payable to beneficiaries under the RBA Payout Option described below. After the waiting period, a comparison of your contract value and the WAB determines your GBP Percentage and ALP Percentage, unless the percentage is fixed as described below. On each valuation date, if the benefit determining percentage is less than the 20% adjustment threshold, then 6% is used in calculating your GBP and ALP; otherwise, 5% is used. Market volatility and returns, the deduction of fees and the 20% credit could impact your benefit determining percentage. The benefit determining percentage is calculated as follows but will not be less than zero:
1	—	(a/b)
a	=	contract value at the end of the prior valuation period
b	=	WAB at the end of the prior valuation period
When the first withdrawal in a contract year is taken, the GBP Percentage and ALP Percentage will be set and fixed for the remainder of that contract year. Beginning on the next rider anniversary, the GBP Percentage and ALP Percentage can change on each valuation date as described above until a withdrawal is taken in that contract year.
Under certain limited situations, your GBP Percentage and ALP Percentage will not vary each contract year. They will be set at the earliest of (1), (2) or (3) below and remain fixed for as long as the benefit is payable:
(1)	when the RBA Payout Option is elected, or
(2)	if the ALP is established, when your contract value on a rider anniversary is less than two times the ALP (for the purpose of this calculation only, the ALP is determined using 5%; the ALP Percentage used to determine your ALP going forward will be either 6% or 5%), or
(3)	when the contract value reduces to zero.
For certain periods of time at our discretion and on a non-discriminatory basis, your GBP Percentage and ALP Percentage may be set by us to 6% if more favorable to you.
Withdrawal Adjustment Base (WAB): One of the components used to determine GBP Percentage and ALP Percentage. The maximum WAB is $5,000,000. The WAB cannot be withdrawn or annuitized and is not payable as a death benefit,
The WAB is determined at the following times, calculated as described:
•	At Rider Effective Date — the WAB is set equal to the initial purchase payment.
•	When a subsequent purchase payment is made — before a withdrawal is taken in the waiting period and at any time after the waiting period, the WAB will be increased by the amount of each additional purchase payment.
•	When a withdrawal is taken — if the first withdrawal is taken during the waiting period, the WAB will be set equal to zero until the end of the waiting period.
Whenever a withdrawal is taken after the waiting period, the WAB will be reduced by the amount in (A) unless the withdrawal is an excess withdrawal for the lifetime benefit (or the basic benefit if the ALP is not established) when it will be set equal to the amount in (B).

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(A)	The WAB is reduced by an amount as calculated below:

a × b	where:
c

a	=	the amount the contract value is reduced by the withdrawal
b	=	WAB on the date of (but prior to) the withdrawal
c	=	the contract value on the date of (but prior to) the withdrawal.
(B)	If the ALP is not established and the current withdrawal exceeds the RBP, the WAB will be reset to the GBA immediately following excess withdrawal processing.
If the ALP is established and the current withdrawal exceeds the RALP, the WAB will be reset to the ALP divided by the current ALP Percentage (either 5% or 6% as described under “GBP Percentage and ALP Percentage” heading above). In this calculation, we use the ALP immediately following excess withdrawal processing.
•	On rider anniversaries — unless you decline a rider fee increase, the WAB will be increased to the contract value on each rider anniversary, if the contract value is greater, except as follows:
(A)	If a withdrawal is taken during the waiting period, the WAB will be increased to the contract value on each rider anniversary beginning at the end of the waiting period, if the contract value is greater.
(B)	If you decline a rider fee increase and a withdrawal is taken during the waiting period, the WAB will be reset to the lesser of (1) the GBA at the time of the first withdrawal, plus any additional purchase payments since the time of the first withdrawal, minus all withdrawals, or (2) the contract value.
•	Upon certain changes to your PN program investment option as described under “Use of Portfolio Navigator Program Required,” above.
•	On the later of the third rider anniversary or the rider anniversary when the ALP is established — unless you decline a rider fee increase, if the ELB is greater than zero, the WAB will be increased by an amount as calculated below, but not less than zero.
(A)	The ELB, minus
(B)	the greater of:
i)	your contract value, or
ii)	the ALP before the ELB is applied, divided by the ALP Percentage (if the ALP is established) or the total RBA (if the ALP is established on the third rider anniversary).
Guaranteed Benefit Payment (GBP): At any time, the amount available for withdrawal in each contract year after the waiting period, until the RBA is reduced to zero, under the basic benefit. After the waiting period the annual withdrawal amount guaranteed under the rider can vary each contract year. At any point in time, each payment’s GBP is the lesser of (a) and (b) where (a) is the GBA for that payment multiplied by the current GBP percentage (either 5% or 6% as described under “GBP Percentage and ALP Percentage” heading above) and (b) is the RBA for that payment. The total GBP is the sum of the GBPs for each purchase payment.
Remaining Benefit Payment (RBP): The amount available for withdrawal for the remainder of the contract year under the basic benefit. At any point in time, the total RBP is the sum of the RBPs for each purchase payment.
The RBP is determined at the following times, calculated as described:
•	During the waiting period — the RBP will be zero.
•	At the beginning of any contract year after the waiting period and when the GBP Percentage changes — the RBP for each purchase payment is set equal to that purchase payment’s GBP.
•	When you make additional purchase payments after the waiting period — each additional purchase payment has its own RBP equal to the purchase payment, multiplied by the GBP Percentage.
•	At step up — (see “Annual Step Up” heading below).
•	At spousal continuation — (see “Spousal Option to Continue the Contract upon Owner’s Death” heading below).
•	When you make any withdrawal after the waiting period — the total RBP is reset to equal the total RBP immediately prior to the withdrawal less the amount of the withdrawal, but not less than zero. If there have been multiple purchase payments, each payment’s RBP is reduced proportionately. If you withdraw an amount greater than the RBP, GBA excess withdrawal processing and RBA excess withdrawal processing are applied and the amount available for future withdrawals for the remainder of the contract’s life may be reduced by more than the amount of withdrawal. When determining if a withdrawal will result in the excess withdrawal processing, the applicable RBP will not yet reflect the amount of the current withdrawal.

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Lifetime Benefit Description
Single Life only: Covered Person: The person whose life is used to determine when the ALP is established, and the duration of the ALP payments (see “Annual Lifetime Payment (ALP)” heading below). The covered person is the oldest contract owner or annuitant. If the owner is a nonnatural person, i.e., a trust or corporation, the covered person is the oldest annuitant.
Joint Life only: Covered Spouses: The contract owner and his or her legally married spouse as defined under federal law, as named on the application for as long as the marriage is valid and in effect. If the contract owner is a nonnatural person (e.g., a trust), the covered spouses are the annuitant and the legally married spouse of the annuitant. The covered spouses lives are used to determine when the ALP is established, and the duration of the ALP payments (see “Annual Lifetime Payment (ALP)” heading below). The covered spouses are established on the rider effective date and cannot be changed.
Annual Lifetime Payment Attained Age (ALPAA):
•	Single Life: The covered person’s age after which time the lifetime benefit can be established. Currently, the lifetime benefit can be established on the later of the contract effective date or the contract anniversary date on/following the date the covered person reaches age 65.
•	Joint Life: The age of the younger covered spouse at which time the lifetime benefit is established.
Annual Lifetime Payment (ALP): The ALP is the lifetime benefit amount available for withdrawals in each contract year after the waiting period until the later of:
•	Single Life: death; or
•	Joint Life: death of the last surviving covered spouse; or
•	the RBA is reduced to zero.
The maximum ALP is $300,000. Prior to establishment of the ALP, the lifetime benefit is not in effect and the ALP is zero.
The ALP is determined at the following times:
•	Single Life: Initially the ALP is established on the earliest of the following dates:
(a)	the rider effective date if the covered person has already reached age 65.
(b)	the rider anniversary following the date the covered person reaches age 65,
–	if during the waiting period and no prior withdrawal has been taken; or
–	if after the waiting period.
(c)	the rider anniversary following the end of the waiting period if the covered person is age 65 before the end of the waiting period and a prior withdrawal had been taken.
If the ALP is established prior to the third rider anniversary, the ALP is set equal to the total RBA multiplied by the ALP Percentage (either 5% or 6% as described under “GBP Percentage and ALP Percentage” heading above). If the ALP is established on or following the third rider anniversary, the ALP is set equal to the ALP Percentage multiplied by the greater of the ELB or the total RBA.
•	Joint Life: Initially the ALP is established on the earliest of the following dates:
(a)	the rider effective date if the younger covered spouse has already reached age 65.
(b)	the rider anniversary on/following the date the younger covered spouse reaches age 65.
(c)	upon the first death of a covered spouse, then
(1)	the date we receive written request when the death benefit is not payable and the surviving covered spouse has already reached age 65; or
(2)	the date spousal continuation is effective when the death benefit is payable and the surviving covered spouse has already reached age 65; or
(3)	the rider anniversary on/following the date the surviving covered spouse reaches age 65.
(d)	Following dissolution of marriage of the covered spouses,
(1)	the date we receive written request if the remaining covered spouse who is the owner (or annuitant in the case of nonnatural ownership) has already reached age 65; or
(2)	the rider anniversary on/following the date the remaining covered spouse who is the owner (or annuitant in the case of nonnatural ownership) reaches age 65.
For (b), (c) and (d) above, if the date described occurs during the waiting period and a prior withdrawal had been taken, we use the rider anniversary following the end of the waiting period to establish the ALP.

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If the ALP is established prior to the third rider anniversary, the ALP is set equal to the total RBA multiplied by the ALP Percentage (either 5% or 6% as described under “GBP Percentage and ALP Percentage” heading above). If the ALP is established on or following the third rider anniversary, the ALP is set equal to the ALP Percentage multiplied by the greater of the ELB or the total RBA.
•	Whenever the ALP Percentage changes —
(a)	If the ALP Percentage is changing from 6% to 5%, the ALP is reset to the ALP multiplied by 5%, divided by 6%.
(b)	If the ALP Percentage is changing from 5% to 6%, the ALP is reset to the ALP multiplied by 6%, divided by 5%.
•	When you make an additional purchase payment — Before a withdrawal is taken in the waiting period and at any time after the waiting period, each additional purchase payment increases the ALP by the amount of the purchase payment, multiplied by the ALP Percentage.
•	When you make a withdrawal:
(a)	During the waiting period, the ALP, if established, will be set equal to zero until the end of the waiting period.
(b)	After the waiting period, if the amount withdrawn is:
(i) less than or equal to the RALP, the ALP is unchanged.
(ii) greater than the RALP, ALP excess withdrawal processing will occur.
If you withdraw less than the ALP in a contract year, there is no carry over to the next contract year.
•	On the rider anniversary at the end of the waiting period — If you took a withdrawal during the waiting period, the ALP is set equal to the contract value multiplied by the ALP Percentage if the covered person (Joint Life: younger covered spouse) has reached age 65.
•	At step ups — (see “Annual Step Up” heading below).
•	At spousal continuation — (see “Spousal Option to Continue the Contract upon Owner’s Death” heading below).
•	Upon certain changes to your PN program investment option under the PN program as described under “Use of Portfolio Navigator Program Required,” above.
20% Rider Credit
If you do not make a withdrawal during the first three rider years and you don’t decline a rider fee increase, then a 20% rider credit may increase your ALP. This credit is 20% of purchase payments received in the first 180 days that the rider is in effect and is used to establish the enhanced lifetime base. The enhanced lifetime base is an amount that may be used to increase the ALP. The 20% rider credit does not increase the basic benefit or the contract value. Because step ups may increase your ALP, they may reduce or eliminate any benefit of the 20% rider credit.
Enhanced Lifetime Base (ELB)
The enhanced lifetime base will be established initially on the third rider anniversary. If you do not decline a rider fee increase and you do not make a withdrawal during the first three rider years, then the enhanced lifetime base will be the sum of all purchase payments received during the first three rider years plus the 20% rider credit. If you make a withdrawal during the first three rider years or decline a rider fee increase, then the 20% rider credit does not apply and the enhanced lifetime base will be established as zero and will always be zero.
The maximum enhanced lifetime base at any time is $5,000,000.
If the enhanced lifetime base is greater than zero, then it will:
•	increase by the amount of any purchase payments received on or after the third rider anniversary.
•	be reduced by any withdrawal in the same proportion as the withdrawal reduces the RBA and, if the withdrawal exceeds the RBP, it will then be set to the lesser of this reduced value and the contract value immediately following the withdrawal.
•	be set to the contract value (if your contract value is less), if you choose an asset allocation model that is more aggressive than the target model while you are in the withdrawal phase.
If any of the following events occur, then the enhanced lifetime base will be established as or reset to zero and will always be zero:
•	The total RBA is reduced to zero.
•	You decline a rider fee increase.
The enhanced lifetime base is an amount that may be used to increase the ALP and cannot be withdrawn, annuitized or payable as a death benefit.

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Increase in ALP because of the Enhanced Lifetime Base
If the ALP is already established, on the third rider anniversary, the ALP will be increased to equal the enhanced lifetime base multiplied by the ALP Percentage (either 5% or 6% as described under “GBP Percentage and ALP Percentage” heading above), if this amount is greater than the current ALP. Thereafter, the enhanced lifetime base will always be zero.
ALP Excess Withdrawal Processing
The ALP is reset to the lesser of the ALP immediately prior to the withdrawal, or the ALP Percentage (either 5% or 6% as described under “GBP Percentage and ALP Percentage” heading above) multiplied by the contract value immediately following the withdrawal.
Remaining Annual Lifetime Payment (RALP): The amount available for withdrawal for the remainder of the contract year under the lifetime benefit. Prior to establishment of the ALP, the lifetime benefit is not in effect and the RALP is zero.
The RALP is determined at the following times:
•	The RALP is established at the same time as the ALP, and:
(a)	During the waiting period — the RALP will be zero.
(b)	At any other time — the RALP is established equal to the ALP less all prior withdrawals taken in the contract year but not less than zero.
•	At the beginning of each contract year after the waiting period and when the ALP Percentage changes — the RALP is set equal to the ALP.
•	When you make additional purchase payments after the waiting period — each additional purchase payment increases the RALP by the purchase payment, if applicable multiplied by the ALP Percentage (either 5% or 6% as described under “GBP Percentage and ALP Percentage” heading above).
•	At step ups — (see “Annual Step Up” headings below).
•	At spousal continuation — (see “Spousal Option to Continue the Contract upon Owner’s Death” heading below).
•	When you make any withdrawal after the waiting period — the RALP equals the RALP immediately prior to the withdrawal less the amount of the withdrawal but not less than zero. If you withdraw an amount greater than the RALP, ALP excess withdrawal processing is applied and may reduce the amount available for future withdrawals. When determining if a withdrawal will result in excess withdrawal processing, the applicable RALP will not yet reflect the amount of the current withdrawal.
Other Provisions
Required Minimum Distributions (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the RBP or the RALP on the most recent contract anniversary, the portion of your RMD that exceeds the benefit amount will not be subject to excess withdrawal processing provided that the following conditions are met:
•	The withdrawal is after the waiting period;
•	The RMD is for your contract alone;
•	The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and
•	The RMD amount is otherwise based on the requirements of section 401(a) (9), related Code provisions and regulations thereunder that were in effect on the effective date of the rider.
RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing. Any withdrawal during the waiting period will reset the basic benefit and lifetime benefit at the end of the waiting period. After the waiting period, withdrawal amounts greater than the RALP or RBP that do not meet the conditions above will result in excess withdrawal processing. The amount in excess of the RBP and/or RALP that is not subject to excess withdrawal processing will be recalculated if the RALP and RBP change due to GBP Percentage and ALP Percentage changes. See Appendix E for additional information.
Annual Step Up: Beginning with the first contract anniversary, an increase of the benefit values may be available. A step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be withdrawn in a lump sum or paid upon death. Rather, a step up determines the current values of the GBA, RBA, GBP, RBP, ALP and RALP, and may extend the payment period or increase the allowable payment. If there have been multiple payments and the GBA increases due to the step up, the individual GBAs, RBAs, GBPs, and RBPs will be combined.
The annual step up may be available as described below, subject to the maximum GBA, RBA and ALP and subject to the following rules:
•	You have not declined a rider fee increase.

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•	If you take any withdrawals during the waiting period the annual step up will not be available until the rider anniversary following the end of the waiting period.
•	On any rider anniversary where your contract value is greater than the RBA or, your contract value multiplied by the ALP Percentage (either 5% or 6% as described under “GBP Percentage and ALP Percentage” heading above) is greater than the ALP, if established, the annual step up will be applied to your contract on the rider anniversary.
•	The ALP and RALP are not eligible for step ups until they are established. Prior to being established, the ALP and RALP values are both zero.
•	Please note it is possible for the ALP to step up even if the RBA or GBA do not step up, and it is also possible for the RBA and GBA to step up even if the ALP does not step up.
The annual step up resets the GBA, RBA, GBP, RBP, ALP and RALP values as follows:
•	The total RBA will be increased to the contract value (after charges are deducted) on the rider anniversary, if the contract value is greater.
•	The total GBA will be increased to the contract value (after charges are deducted) on the rider anniversary, if the contract value is greater.
•	The total GBP will be reset using the calculation as described above based on the increased GBA and RBA.
•	The total RBP will be reset as follows:
(a)	During the waiting period, the RBP will not be affected by the step up.
(b)	After the waiting period, the RBP will be reset to the increased GBP.
•	The ALP will be increased to the contract value (after charges are deducted) on the rider anniversary multiplied by the ALP Percentage (either 5% or 6% as described under “GBP Percentage and ALP Percentage” heading above), if greater than the current ALP.
•	The RALP will be reset as follows:
(a)	During the waiting period, the RALP will not be affected by the step up.
(b)	After the waiting period, the RALP will be reset to the increased ALP.
Spousal Option to Continue the Contract upon Owner’s Death (Spousal Continuation):
Single Life:If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource 20 — Single Life rider terminates.
Joint Life: If a surviving spouse is a covered spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource 20 — Joint Life rider also continues. However, if the covered spouse continues the contract as an inherited IRA or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate. The surviving covered spouse can name a new beneficiary; however, a new covered spouse cannot be added to the rider.
At the time of spousal continuation, a step-up may be available. If you decline a rider fee increase or the spousal continuation occurs during the waiting period and a withdrawal was taken, a step up is not available. All annual step-up rules (see “Annual Step-Up” heading above) also apply to the spousal continuation step-up except that a) the RBP will be calculated as the GBP after the step-up less all prior withdrawals taken during the current contract year, but not less than zero, and b) the RALP will be calculated as the ALP after the step-up less all prior withdrawals taken during the current contract year, but not less than zero. The spousal continuation step-up is processed on the valuation date spousal continuation is effective.
Rules for Withdrawal Provision of Your Contract: Minimum account values following a withdrawal no longer apply to your contract. For withdrawals, the withdrawal will be taken from the variable subaccounts, guarantee period accounts (where available), the one-year fixed account (if applicable) and the DCA fixed account in the same proportion as your interest in each bears to the contract value. You cannot specify from which accounts the withdrawal is to be taken.
If Contract Value Reduces to Zero: If the contract value reduces to zero, you will be paid in the following scenarios:
1)	The ALP has not yet been established, the total RBA is greater than zero and the contract value is reduced to zero as a result of fees or charges or a withdrawal that is less than or equal to the RBP. In this scenario, you can choose to:
(a)	receive the remaining schedule of GBPs until the RBA equals zero; or
(b)	Single Life: wait until the rider anniversary following the date the covered person reaches age 65, and then receive the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero.
Joint Life: wait until the rider anniversary following the date the younger covered spouse reaches age 65, and then receive the ALP annually until the latter of (i) the death of the last surviving covered spouse, or (ii) the RBA is reduced to zero.

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We will notify you of this option. If no election is made, the ALP will be paid.
2)	The ALP has been established, the total RBA is greater than zero and the contract value reduces to zero as a result of fees or charges, or a withdrawal that is less than or equal to both the RBP and the RALP. In this scenario, you can choose to receive:
(a)	the remaining schedule of GBPs until the RBA equals zero; or
(b)	Single Life: the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero.
Joint Life: the ALP annually until the latter of (i) the death of the last surviving covered spouse, or (ii) the RBA is reduced to zero.
We will notify you of this option. If no election is made, the ALP will be paid.
3)	The ALP has been established and the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP. In this scenario, the remaining schedule of GBPs will be paid until the RBA equals zero.
4)	The ALP has been established and the contract value falls to zero as a result of a withdrawal that is greater than the RBP but less than or equal to the RALP. In this scenario, the ALP will be paid annually until the death of the:
•	Single Life: covered person;
•	Joint Life: last surviving covered spouse.
Under any of these scenarios:
•	The annualized amounts will be paid to you in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency but no less frequent than annually;
•	We will no longer accept additional purchase payments;
•	You will no longer be charged for the rider;
•	Any attached death benefit riders will terminate;
•	In determining the remaining schedule of GBPs, the current GBP is fixed for as long as payments are made.
•	Single Life: The death benefit becomes the remaining payments, if any, until the RBA is reduced to zero; and
•	Joint Life: If the owner had been receiving the ALP, upon the first death the ALP will continue to be paid annually until the later of: 1) the death of the last surviving covered spouse or 2) the RBA is reduced to zero. In all other situations the death benefit becomes the remaining payments, if any, until the RBA is reduced to zero.
The SecureSource 20 rider and the contract will terminate under either of the following two scenarios:
•	If the ALP is established and the RBA is zero, and if the contract value falls to zero as a result of a withdrawal that is greater than the RALP. This is full withdrawal of the contract value.
•	If the ALP is not established and the RBA is zero, and if the contract value falls to zero as a result of fees, charges or a withdrawal.
At Death:
Single Life: If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may: 1) elect to take the death benefit under the terms of the contract, 2) take the RBA payout option available under this rider, or 3) continue the contract under the spousal continuation provision of the contract which terminates the rider.
If the contract value equals zero and the death benefit becomes payable, the following will occur:
•	If the RBA is greater than zero and the owner has been receiving the GBP each year, the GBP will continue to be paid to the beneficiary until the RBA equals zero.
•	If the covered person dies and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the RBA equals zero.
•	If the covered person is still alive and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the later of the death of the covered person or the RBA equals zero.
•	If the covered person is still alive and the RBA equals zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the death of the covered person.
•	If the covered person dies and the RBA equals zero, the benefit terminates. No further payments will be made.
Joint Life: If the death benefit becomes payable at the death of a covered spouse, the surviving covered spouse must utilize the spousal continuation provision of the contract and continue the contract as the new owner to continue the joint benefit. If spousal continuation is not available under the terms of the contract, the rider terminates. The lifetime benefit of this rider ends at the death of the last surviving covered spouse.

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If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may: 1) elect to take the death benefit under the terms of the contract, 2) take the RBA payout option available under this rider, or 3) continue the contract under the spousal continuation provision of the contract.
If the contract value equals zero at the first death of a covered spouse, the ALP will continue to be paid annually until the later of: 1) the death of the last surviving covered spouse or 2) the RBA is reduced to zero.
If the contract value equals zero at the death of the last surviving covered spouse, the following will occur:
•	If the RBA is greater than zero and the owner has been receiving the GBP each year, the GBP will continue to be paid to the beneficiary until the RBA equals zero.
•	If the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the RBA equals zero.
•	If the RBA equals zero, the benefit terminates. No further payments will be made.
Contract Ownership Change:
Single Life: If allowed by state law, change of ownership is subject to our approval. If there is a change of ownership and the covered person remains the same, the rider continues with no change to any of the rider benefits. Effective May 1, 2016, joint ownership and joint annuitants are not allowed except for contracts issued in California. If there is a change of ownership and the covered person would be different, the rider terminates.
Joint Life: Ownership changes are only allowed between the covered spouses or their revocable trust(s) and are subject to our approval, if allowed by state law. No other ownership changes are allowed as long as the rider is in force.
Remaining Benefit Amount (RBA) Payout Option: Several annuity payout plans are available under the contract. As an alternative to these annuity payout plans, a fixed annuity payout option is available under the SecureSource 20 rider after the waiting period.
Under this option the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid will not exceed the current total RBA at the time you begin this fixed annuity payout option. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If, at the death of the owner, total payouts have been made for less than the RBA, the remaining payouts will be paid to the beneficiary (see “The Annuity Payout Period” and “Taxes”).
This option may not be available if the contract is issued to qualify under section 403 or 408 of the Code, as amended. For such contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed using a life expectancy table published by the IRS.
This annuity payout option may also be elected by the beneficiary when the death benefit is payable if payments begin no later than one year after your death and the payout period does not extend beyond the beneficiary’s life or life expectancy. Whenever multiple beneficiaries are designated under the contract, each such beneficiary’s share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this settlement option subject to the distribution requirements of the contract. We reserve the right to adjust the remaining schedule of GBPs if necessary to comply with the Code.
Rider Termination
The SecureSource 20 rider cannot be terminated either by you or us except as follows:
1.	Single Life: a change of ownership that would result in a different covered person will terminate the rider.
2.	Single Life: After the death benefit is payable, continuation of the contract will terminate the rider.
3.	Joint Life: After the death benefit is payable the rider will terminate if:
(a)	any one other than a covered spouse continues the contract, or
(b)	a covered spouse does not use the spousal continuation provision of the contract to continue the contract.
4.	Annuity payouts under an annuity payout plan will terminate the rider.
5.	You may terminate the rider if your annual rider fee after any fee increase is more than 0.25 percentage points higher than your fee before the increase (See “Charges — SecureSource 20 rider fee”).
6.	When the RBA and contract value is reduced to zero and either the withdrawal is taken when the ALP is not established or an excess withdrawal of the RALP is taken, the rider will terminate.
7.	Termination of the contract for any reason will terminate the rider.
8.	When a beneficiary elects an alternative payment plan which is an inherited IRA, the rider will terminate.
For an example, see Appendix D.

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Appendix O: SecureSource Stages Rider Disclosure
Securesource Stages Riders
This is an optional benefit that you can add to your contract for an additional charge. The benefit is intended to provide to you, after the waiting period, a specified withdrawal amount annually for life, even if your contract value is zero, subject to the terms and provisions described in this section. This benefit offers a credit feature to help in low or poor performing markets and a step up feature to lock in contract anniversary gains. The SecureSource Stages rider may be appropriate for you if you intend to make periodic withdrawals from your annuity contract and wish to ensure that market performance will not adversely affect your ability to withdraw income over your lifetime.
This benefit is intended for assets you plan to hold and let accumulate for at least three years. Your benefits under the rider can be reduced if any of the following occurs:
•	If you take any withdrawals during the 3-year waiting period, your benefits will be set to zero until the end of the waiting period when they will be re-established based on your contract value at that time;
•	If you take a withdrawal after the waiting period and if you withdraw more than the allowed withdrawal amount in a contract year, or you take withdrawals before the lifetime benefit is available;
•	If you take a withdrawal and later choose to allocate your contract value to an investment option that is more aggressive than the target investment option.
•	If the contract value is 20% or more below purchase payments increased by any step ups or rider credits and adjusted for withdrawals (see withdrawal adjustment base described below).
The SecureSource Stages rider guarantees that, regardless of investment performance, you may take withdrawals up to the lifetime benefit amount each contract year that the lifetime benefit is available. The lifetime benefit amount can vary based on your attained age and based on the relationship of your contract value to the withdrawal adjustment base. Each contract year after the waiting period, the percentage used to determine the benefit amount is set when the first withdrawal is taken and fixed for the remainder of that year.
At any time after the waiting period, as long as your total withdrawals during the current year do not exceed the lifetime benefit amount, you will not be assessed a surrender charge and no market value adjustment will be applied. If you withdraw a larger amount, the excess amount will be assessed any applicable surrender charges and any applicable market value adjustment. At any time, you may withdraw any amount up to your entire surrender value, subject to excess withdrawal processing under the rider.
Subject to conditions and limitations, the rider also guarantees that you or your beneficiary will get back purchase payments you have made, increased by annual step-ups, through withdrawals over time. Any amount we pay in excess of your contract value is subject to our financial strength and claims-paying ability.
Subject to conditions and limitations, the lifetime benefit amount can be increased if a rider credit is available or your contract value has increased on a rider anniversary. The principal back guarantee can also be increased if your contract value has increased on a rider anniversary.
Availability
There are two optional SecureSource Stages riders available under your contract:
•	SecureSource Stages – Single Life
•	SecureSource Stages – Joint Life
The information in this section applies to both SecureSource Stages riders, unless otherwise noted.
For the purpose of this rider, the term “withdrawal” has the same meaning as the term “surrender” in the contract or any other riders
The SecureSource Stages — Single Life rider covers one person. The SecureSource Stages — Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource Stages — Single Life rider or the SecureSource Stages — Joint Life rider, not both, and you may not switch riders later. You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.
The SecureSource Stages rider is an optional benefit that you may select, if approved in your state, for an additional annual charge if you purchase your contract on or after Nov. 30, 2009; and
•	Single Life: you are 80 or younger on the date the contract is issued; or
•	Joint Life: you and your spouse are 80 or younger on the date the contract is issued.
The SecureSource Stages riders are not available under an inherited qualified annuity.

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The SecureSource Stages rider guarantees that after the waiting period, regardless of the investment performance of your contract, you will be able to withdraw up to a certain amount each year from the contract before the annuitization start date until:
•	Single Life: death (see “At Death” heading below).
•	Joint Life: the death of the last surviving covered spouse (see “Joint Life only: Covered Spouses” and “At Death” headings below).
Key Terms
The key terms associated with the SecureSource Stages rider are:
Age Bands: Each age band is associated with a set of lifetime payment percentages. The covered person (Joint Life: the younger covered spouse) must be at least the youngest age shown in the first age band for the annual lifetime payment to be established. After the annual lifetime payment is established, other factors determine when you move to a higher age band.
Annual Lifetime Payment (ALP): the lifetime benefit amount available each contract year after the waiting period and after the covered person (Joint Life: the younger covered spouse) has reached the youngest age in the first age band. When the ALP is available, the annual withdrawal amount guaranteed by the rider can vary each contract year.
Annual Step-Up: an increase in the benefit base or the principal back guarantee and a possible increase in the lifetime payment percentage that is available each rider anniversary if your contract value increases, subject to certain conditions.
Benefit Base (BB): used to calculate the annual lifetime payment and the annual rider charge. The BB cannot be withdrawn in a lump sum or annuitized and is not payable as a death benefit.
Credit Base (CB): used to calculate the rider credit. The CB cannot be withdrawn or annuitized and is not payable as a death benefit.
Excess Withdrawal: (1) a withdrawal taken after the waiting period and before the annual lifetime payment is established, or (2) a withdrawal that is greater than the remaining annual lifetime payment when the annual lifetime payment is available.
Excess Withdrawal Processing: after the waiting period, a reduction in benefits if a withdrawal is taken before the annual lifetime payment is established or if a withdrawal exceeds the remaining annual lifetime payment.
Lifetime Payment Percentage: used to calculate your annual lifetime payment. Two percentages (“percentage A” and “percentage B”) are used for each age band.
Principal Back Guarantee (PBG): a guarantee that total withdrawals will not be less than purchase payments you have made, increased by annual step-ups, as long as there is no excess withdrawal or benefit reset.
Remaining Annual Lifetime Payment (RALP): as you make withdrawals during a contract year, the remaining amount that the rider guarantees will be available for withdrawal that year is reduced. Whenever the annual lifetime payment is available, the RALP is the guaranteed amount that can be withdrawn during the remainder of the current contract year.
Rider Credit: an amount that can be added to the benefit base on each of the first ten rider anniversaries, based on a rider credit percentage of 8% in year one and 6% for years two through ten, as long as no withdrawals have been taken since the rider effective date and you do not decline any annual rider fee increase. Investment performance and withdrawals in the waiting period may reduce or eliminate the benefit of any rider credits. Rider credits may result in higher rider charges that may exceed the benefit from the credits.
Waiting Period: the period of time before you can take a withdrawal without affecting benefits under the rider. The waiting period starts on the rider effective date and ends on the day prior to the third rider anniversary.
Withdrawal: the amount by which your contract value is reduced as a result of any withdrawal request. It may differ from the amount of your request due to any surrender charge and any market value adjustment.
Withdrawal Adjustment Base (WAB): one of the components used to determine the lifetime payment percentage. The WAB cannot be withdrawn or annuitized and is not payable as a death benefit.
Important SecureSource Stages Rider Considerations
You should consider whether a SecureSource Stages rider is appropriate for you taking into account the following considerations:
You will begin paying the rider charge as of the rider effective date, even if you do not begin taking withdrawals for many years. It is possible that your contract performance, fees and charges, and withdrawal pattern may be such that your contract value will not be depleted in your lifetime and you will not receive any monetary value under the rider.

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•	Lifetime Benefit Limitations: The lifetime benefit is subject to certain limitations, including but not limited to:
Single Life: Once the contract value equals zero, payments are made for as long as the covered person is living (see “If Contract Value Reduces to Zero” heading below). However, if the contract value is greater than zero, the lifetime benefit terminates at the first death of any owner even if the covered person is still living (see “At Death” heading below). This possibility may present itself when there are multiple contract owners — when one of the contract owners dies the lifetime benefit terminates even though other contract owners are still living.
Joint Life: Once the contract value equals zero, payments are made for as long as either covered spouse is living (see “If Contract Value Reduces to Zero” heading below). However, if the contract value is greater than zero, the lifetime benefit terminates at the death of the last surviving covered spouse (see “At Death” heading below).
•	Withdrawals: Please consider carefully when you start taking withdrawals from this rider. If you take any withdrawals during the 3-year waiting period, your benefits will be set to zero until the end of the waiting period when they will be reestablished based on your contract value at that time. Although your benefits will be set to zero until the end of waiting period, we will deduct rider fees, based on the anniversary contract value for the remainder of the waiting period. Any withdrawal request within the 3-year waiting period must be submitted in writing. In addition, any withdrawals in the first 10 years will terminate the rider credits. Also, after the waiting period if you withdraw more than the allowed withdrawal amount in a contract year or take withdrawals before the lifetime benefit is available (“excess withdrawal”), the guaranteed amounts under the rider may be reduced.
•	Investment Allocation Restrictions: You must be invested in one of the approved investment options. These funds are expected to reduce our financial risks and expenses associated with certain living benefits. Although the funds’ investment strategies may help mitigate declines in your contract value due to declining equity markets, the funds’ investment strategies may also curb your contract value gains during periods of positive performance by the equity markets. Additionally, investment in the funds may decrease the number and amount of any benefit base increase opportunities. (See “The Variable Account and the Funds: Volatility and Volatility Management Risk with the Portfolio Stabilizer funds” section.) We reserve the right to add, remove or substitute approved investment options in the future. This requirement limits your choice of investments. This means you will not be able to allocate contract value to all of the subaccounts, GPAs or the regular fixed account that are available under the contract to contract owners who do not elect the rider. (See “Making the Most of Your Contract — Portfolio Navigator Program and Portfolio Stabilizer Funds.”) You may allocate purchase payments to the Special DCA fixed account, when available, and we will make monthly transfers into the investment option you have chosen. You may make two elective investment option changes per contract year; we reserve the right to limit elective investment option changes if required to comply with the written instructions of a fund (see “Market Timing”).
The following provisions apply to contracts invested in a Portfolio Navigator fund:
•	You can allocate your contract value to any available Portfolio Navigator fund during the following times: (1) prior to your first withdrawal and (2) following a benefit reset due to an investment option change as described below but prior to any subsequent withdrawal. During these accumulation phases, you may request to change your investment option to any available investment option.
•	Immediately following a withdrawal your contract value will be reallocated to the target investment option as shown in your contract if your current investment option is more aggressive than the target investment option. If you are in a static model portfolio, this reallocation will be made to the applicable fund of funds investment option. This automatic reallocation is not included in the total number of allowed model portfolio changes per contract year. The target investment option is currently the Moderate investment option. We reserve the right to change the target investment option to an investment option that is more aggressive than the target investment option after 30 days written notice.
•	After you have taken a withdrawal and prior to any benefit reset as described below, you are in a withdrawal phase. During withdrawal phases you may request to change your investment option to the target investment option or any investment option that is more conservative than the target investment option without a benefit reset as described below. If you are in a withdrawal phase and you choose to allocate your contract value to an investment option that is more aggressive than the target or investment option, you will be in the accumulation phase again. If this is done after the waiting period, your rider benefit will be reset as follows: the BB, PBG and WAB will be reset to the contract value, if less than their current amount; and the ALP and RALP, if available, will be recalculated.
You may request to change your investment option by written request on an authorized form or by another method agreed to by us.
•	Non-Cancelable: Once elected, the SecureSource Stages rider may not be cancelled (except as provided under “Rider Termination” heading below) and the fee will continue to be deducted until the contract or rider is terminated or the contract value reduces to zero (described below).
Dissolution of marriage does not terminate the SecureSource Stages — Joint Life rider and will not reduce the fee we charge for this rider. The benefit under the SecureSource Stages — Joint Life rider continues for the covered spouse who is the owner of the contract (or annuitant in the case of nonnatural or revocable trust ownership). The rider will terminate at the death of the contract owner because the original covered spouse will be unable to elect the spousal continuation provision of the contract (see “Joint Life only: Covered Spouses” below).

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•	Joint Life: Limitations on Contract Owners, Annuitants and Beneficiaries: Since the joint life benefit will terminate unless the surviving covered spouse continues the contract under the spousal option to continue the contract upon the owner’s death provision, only ownership arrangements that permit such continuation are allowed at rider issue. In general, the covered spouses should be joint owners, or one covered spouse should be the owner and the other covered spouse should be named as the sole primary beneficiary.
You are responsible for establishing ownership arrangements that will allow for spousal continuation.
If you select the SecureSource Stages — Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse cannot utilize the spousal continuation provision of the contract when the death benefit is payable.
•	Limitations on Purchase Payments: We reserve the right to limit the cumulative amount of purchase payments (subject to state restrictions), which may limit your ability to make additional purchase payments to increase your contract value as you may have originally intended. For current purchase payment restrictions, please see “Buying Your Contract —Purchase Payments”.
•	Interaction with Total Free Amount (FA) contract provision: The FA is the amount you are allowed to withdraw from the contract in each contract year without incurring a surrender charge (see “Charges — Surrender Charge”). The FA may be greater than the remaining annual lifetime payment under this rider. Any amount you withdraw under the contract’s FA provision that exceeds the remaining annual lifetime payment is subject to the excess withdrawal processing described below. Also, any amount you withdraw during the waiting period will set all benefits under the rider to zero until the end of the waiting period when they will be reestablished based on the contract value at that time.
You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation because:
•	Tax Considerations for Nonqualified Annuities: Under current federal income tax law, withdrawals under nonqualified annuities, including withdrawals taken from the contract under the terms of the rider, are treated less favorably than amounts received as annuity payments under the contract (see “Taxes — Nonqualified Annuities”). Withdrawals are taxable income to the extent of earnings. Withdrawal of earnings before age 59½ may also incur a 10% IRS early withdrawal penalty. You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation.
•	Tax Considerations for Qualified Annuities: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see “Taxes — Qualified Annuities — Required Minimum Distributions”). If you have a qualified annuity, you may need to take an RMD during the waiting period and such withdrawals will set all benefits under the rider to zero until the end of the waiting period when they will be reestablished based on the contract value at that time. While the rider permits certain excess withdrawals to be taken after the waiting period for the purpose of satisfying RMD requirements for your contract alone without reducing future benefits guaranteed under the rider, there can be no guarantee that changes in the federal income tax law after the effective date of the rider will not require a larger RMD to be taken, in which case, future guaranteed withdrawals under the rider could be reduced. See Appendix E for additional information.
•	Treatment of non-spousal distributions: Unless you are married your beneficiary will be required to take distributions as a non-spouse which may result in significantly decreasing the value of the rider. Please note civil unions and domestic partnerships generally are not recognized as marriages for federal tax purposes. For additional information see “Taxes — Other — Spousal status” section of this prospectus.
•	Limitations on Tax-Sheltered Annuities (TSAs): Your right to take withdrawals is restricted if your contract is a TSA (see “TSA — Special Provisions”).
Lifetime Benefit Description
Single Life only: Covered Person: the person whose life is used to determine when the annual lifetime payment is established, and the duration of the ALP payments (see “Annual Lifetime Payment (ALP)” heading below). The covered person is the oldest contract owner. If any owner is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the covered person is the oldest annuitant.
Joint Life only: Covered Spouses: the contract owner and his or her legally married spouse as defined under federal law, as named on the application for as long as the marriage is valid and in effect. If any contract owner is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the covered spouses are the annuitant and the legally married spouse of the annuitant. The covered spouses lives are used to determine when the annual lifetime payment is established, and the duration of the ALP payments (see “Annual Lifetime Payment (ALP)” heading below). The covered spouses are established on the rider effective date and cannot be changed.
Annual Lifetime Payment (ALP): the lifetime benefit amount available each contract year after the waiting period and after the covered person (Joint Life: younger covered spouses) has reached age 50. When the ALP is established and at all times thereafter, the ALP is equal to the BB multiplied by the lifetime payment percentage. Anytime the lifetime

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payment percentage or BB changes as described below, the ALP will be recalculated. When the ALP is available, the first withdrawal taken in each contract year will set and fix the lifetime payment percentage for the remainder of the contract year.
If you withdraw less than the ALP in a contract year, the unused portion does not carry over to future contract years.
Single Life: The ALP is established on the later of the rider effective date if the covered person has reached age 50, or the date the covered person’s attained age equals age 50. The ALP will be available on later of the rider anniversary after the waiting period, or the date the covered person’s attained age equals age 50.
Joint Life: The ALP is established on the earliest of the following dates:
•	The rider effective date if the younger covered spouse has already reached age 50.
•	The date the younger covered spouse’s attained age equals age 50.
•	Upon the first death of a covered spouse, then either: (a) the date we receive a written request when the death benefit is not payable and the surviving covered spouse has already reached age 50, (b) the date spousal continuation is effective when the death benefit is payable and the surviving covered spouse has already reached age 50, or (c) the date the surviving covered spouse reaches age 50.
•	Following dissolution of marriage of the covered spouses, then either (a) the date we receive a written request if the remaining covered spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) has already reached age 50, or (b) the date the remaining covered spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) reaches age 50.
The ALP will be available on later of the rider anniversary after the waiting period, or the date the ALP is established.
Remaining Annual Lifetime Payment (RALP): the remaining annual lifetime payment guaranteed for withdrawal after any withdrawals are made. The RALP is established at the same time as the ALP. The RALP will be zero during the waiting period. After the waiting period, the RALP equals the ALP less all withdrawals in the current contract year, but it will not be less than zero.
Lifetime Payment Percentage: used to calculate the annual lifetime payment. Two percentages are used for a given age band, percentage A or percentage B, depending on the factors described below.
For ages:
•	50-58, percentage A is 4% and percentage B is 3%.
•	59-64, percentage A is 5% and percentage B is 4%.
•	65-79, percentage A is 6% and percentage B is 5%.
•	80 and older, percentage A is 7% and percentage B is 6%.
The age band for the lifetime payment percentage is determined at the following times:
•	When the ALP is established: The age band for the lifetime payment percentage used to calculate the initial ALP is the percentage for the covered person’s attained age (Joint Life: younger covered spouses attained age).
•	On the covered person’s subsequent birthdays (Joint Life: younger covered spouses subsequent birthdays): Except as noted below, if the covered person’s new attained age (Joint Life: younger covered spouses attained age) is in a higher age band, then the higher age band will be used to determine the appropriate lifetime payment percentage. (However, if you decline any annual rider fee increase or if a withdrawal has been taken since the ALP was made available, then the lifetime payment percentage will not change on subsequent birthdays.)
•	Upon annual step-ups (see “Annual step ups” below).
•	For the Joint life rider, upon death or change in marital status: In the event of death or dissolution of marriage: (A) If no withdrawal has been taken since the ALP was available and no annual rider fee increase has been declined, the lifetime payment percentage will be reset based on the Age Band for the remaining covered spouse’s attained age. (B) If the ALP is not established but the remaining covered spouse has reached the youngest age in the first Age Band, the remaining covered spouse’s attained age will be used to determine the age band for the lifetime payment percentage. In the event of remarriage of the covered spouses to each other, the lifetime payment percentage used is the percentage for the younger covered spouse’s attained age.
The following determines whether Percentage A or Percentage B is used for each applicable age band:
During the waiting period, percentage A will be used to determine the amount payable to beneficiaries under the principal back guarantee (PBG).
After the waiting period, a comparison of your contract value and the withdrawal adjustment base (WAB) determines whether percentage A or percentage B is used to calculate the ALP unless the percentage is fixed as described below.

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On each valuation date, if the benefit determining percentage is less than the 20% adjustment threshold, then percentage A is used in calculating your ALP, otherwise percentage B is used. The benefit determining percentage is calculated as follows, but it will not be less than zero:
1– (a/b) where:
a	=	Contract value at the end of the prior valuation period
b	=	WAB at the end of the prior valuation period
After the ALP is available, the first withdrawal taken in each contract year will set and fix the lifetime payment percentage for the remainder of the contract year. Beginning on the next rider anniversary, the lifetime payment percentage can change on each valuation day as described above until a withdrawal is taken in that contract year.
Under certain limited situations, your Lifetime Payment Percentage will not vary each contract year. Percentage A or percentage B will be determined at the earliest of (1), (2) or (3) below and remain fixed for as long as the benefit is payable:
•	if the ALP is established, when your contract value on a rider anniversary is less than two times the benefit base (BB) multiplied by percentage B for your current age band, or
•	when the contract value reduces to zero, or
•	on the date of death (Joint Life: remaining covered spouse’s date of death) when a death benefit is payable.
For certain periods of time at our discretion and on a non-discriminatory basis, your lifetime payment percentage may be set by us to percentage A if more favorable to you.
Determination of Adjustments of Benefit Values: Your lifetime benefit values and principal back guarantee (PBG) are determined at the following times and are subject to a maximum benefit base (BB), credit base (CB), withdrawal adjustment base (WAB) and PBG amount of $10 million each:
•	On the contract date: The WAB, CB, BB and PBG are set equal to the initial purchase payment.
•	When an additional purchase payment is made: Before a withdrawal is taken in the waiting period and at any time after the waiting period, the WAB, CB (unless it has been permanently set to zero), BB and PBG will be increased by the amount of each additional purchase payment.
•	When a withdrawal is taken: If the CB is greater than zero, the CB will be permanently reset to zero when the first withdrawal is taken, and there will be no additional rider credits. If the first withdrawal is taken during the waiting period, the WAB, BB and PBG will be set equal to zero until the end of the waiting period.
•	Whenever a withdrawal is taken after the waiting period:
(a)	the WAB will be reduced by the “adjustment for withdrawal,” as defined below.
(b)	if the ALP is established and the withdrawal is less than or equal to the RALP, the BB does not change and the PBG is reduced by the amount of the withdrawal, but it will not be less than zero.
(c)	if the ALP is not established, excess withdrawal processing will occur as follows. The BB will be reduced by the “adjustment for withdrawal,” and the PBG will be reduced by the greater of the amount of the withdrawal or the “adjustment for withdrawal,” but it will not be less than zero.
(d)	If the ALP is established and the withdrawal is greater than the RALP, excess withdrawal processing will occur as follows:
The PBG will be reset to the lesser of:
(i) the PBG reduced by the amount of the withdrawal, but it will not be less than zero; or
(ii) the PBG minus the RALP on the date of (but prior to) the withdrawal and further reduced by an amount calculated as follows, but it will not be less than zero:
a × b	where:
c

a	=	the amount of the withdrawal minus the RALP
b	=	the PBG minus the RALP on the date of (but prior to) the withdrawal
c	=	the contract value on the date of (but prior to) the withdrawal minus the RALP

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The BB will be reduced by an amount as calculated below:
d × e	where:
f

d	=	the amount of the withdrawal minus the RALP
e	=	the BB on the date of (but prior to) the withdrawal
f	=	the contract value on the date of (but prior to) the withdrawal minus the RALP.
Adjustment for Withdrawal Definition: When the WAB, PBG or BB is reduced by a withdrawal in the same proportion as the contract value is reduced, the proportional amount deducted is the “adjustment for withdrawal.” The “adjustment for withdrawal” is calculated as follows:
g × h	where:
i

g	=	the amount the contract value is reduced by the withdrawal
h	=	the WAB, BB or PGB (as applicable) on the date of (but prior to) the withdrawal
I	=	the contract value on the date of (but prior to) the withdrawal.
Rider Anniversary Processing: The following describes how the WAB, BB and PBG are calculated on rider anniversaries, subject to the maximum amount of $10 million for each, and how the lifetime payment percentage can change on rider anniversaries.
•	On the rider anniversary following the waiting period: If a withdrawal was taken during the waiting period and you did not decline any annual rider fee increase as described in the rider charges provision, the BB, WAB and PBG are reset to the contract value. If a withdrawal was taken during the waiting period and you declined any annual rider fee increase, the BB and PBG are reset to the lesser of (1) the BB or PBG (as applicable) at the time of the first withdrawal, plus any additional purchase payments since the time of the first withdrawal, minus all withdrawals, or (2) the contract value. The WAB will be reset to the BB.
•	The WAB on rider anniversaries: Unless you decline any annual rider fee increase or take a withdrawal during the waiting period, the WAB (after any rider credit is added) will be increased to the contract value, if the contract value is greater. If a withdrawal was taken during the waiting period, the WAB will be increased to the contract value, if the contract value is greater, starting on the rider anniversary following the waiting period.
Rider Credits: If you did not take any withdrawals and you did not decline any annual rider fee increase, a rider credit may be available for the first ten rider anniversaries. On the first rider anniversary, the rider credit equals the credit base (CB) 180 days following the rider effective date multiplied by 8%. On any subsequent rider credit anniversaries, the rider credit equals the CB as of the prior rider anniversary multiplied by 6%. On the first rider anniversary the BB and WAB will be set to the greater of the current BB, or the BB 180 days following the contract date increased by the rider credit and any additional purchase payments since 180 days following the rider effective date. On any subsequent rider credit anniversaries the BB and WAB will be set to the greater of the current BB, or the BB on the prior rider anniversary increased by the rider credit and any additional purchase payments since the prior rider anniversary. If the CB is greater than zero, the CB will be permanently reset to zero on the 10th rider anniversary after any adjustment to the WAB and BB, and there will be no additional rider credits.
Annual step ups: Beginning with the first rider anniversary, an annual step-up may be available. If you take any withdrawals during the waiting period, the annual step-up will not be available until the 3rd rider anniversary. If you decline any annual rider fee increase, future annual step-ups will no longer be available.
The annual step-up will be executed on any rider anniversary where the contract value (after charges are deducted) is greater than the PBG or the BB after any rider credit is added. If an annual step-up is executed, the PBG, BB and lifetime payment percentage will be adjusted as follows: The PBG will be increased to the contract value, if the contract value is greater. The BB (after any rider credit is added) will be increased to the contract value, if the contract value is greater. If the covered person’s attained age (Joint Life: younger covered spouses attained age) on the rider anniversary is in a higher age band and (1) there is an increase to BB due to a step-up or (2) the BB is at the maximum of $10,000,000 so there was no step-up of the BB, then the higher age band will be used to determine the appropriate lifetime payment percentage, regardless of any prior withdrawals.
Other Provisions
Required Minimum Distributions (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the remaining annual lifetime payment on the most recent contract anniversary, the portion of your RMD that exceeds the benefit amount will not be subject to excess withdrawal processing provided that the following conditions are met:
•	The withdrawal is after the waiting period;

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•	The annual lifetime payment is available;
•	The RMD is for your contract alone;
•	The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and
•	The RMD amount is otherwise based on the requirements of section 401(a) (9), related Code provisions and regulations thereunder that were in effect on the contract date.
RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing. A withdrawal during the waiting period will reset the benefit base, the withdrawal adjustment base and the principal back guarantee to the contract value at the end of the waiting period. After the waiting period, a withdrawal taken before the annual lifetime payment is established or withdrawing amounts greater than the remaining annual lifetime payment that do not meet these conditions will result in excess withdrawal processing. The amount in excess of the RALP that is not subject to excess withdrawal processing will be recalculated if the ALP changes due to lifetime payment percentage changes. See Appendix E for additional information.
Spousal Option to Continue the Contract upon Owner’s Death (Spousal Continuation):
Single Life: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource Stages — Single Life rider terminates.
Joint Life: If a surviving spouse is a covered spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource Stages — Joint Life rider also continues. However, if the covered spouse continues the contract as an inherited IRA or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate. The surviving covered spouse can name a new beneficiary; however, a new covered spouse cannot be added to the rider.
At the time of spousal continuation, a step-up may be available. If you decline a rider fee increase or the spousal continuation occurs during the waiting period and a withdrawal was taken, a step up is not available. All annual step-up rules (see “Rider Anniversary Processing — Annual Step-Up” heading above) also apply to the spousal continuation step-up. The WAB will be increased to the contract value if the contract value is greater. The spousal continuation step-up is processed on the valuation date spousal continuation is effective.
Rules for Surrender: Minimum account values following surrender no longer apply to your contract. For withdrawals, the withdrawal will be taken from all accounts and the variable subaccounts in the same proportion as your interest in each bears to the contract value. You cannot specify from which accounts the withdrawal is to be taken.
If your contract value is reduced to zero, the CB, if greater than zero, will be permanently reset to zero, and there will be no additional rider credits. Also, the following will occur:
•	If the ALP is not established and if the contract value is reduced to zero as a result of market performance, fees or charges, then the owner must wait until the ALP would be established, and the ALP will be paid annually until the death of the covered person (Joint Life: both covered spouses).
•	If the ALP is established and if the contract value is reduced to zero as a result of market performance, fees or charges, or as a result of a withdrawal that is less than or equal to the RALP, then the owner will receive the ALP paid annually until the death of the covered person (Joint Life: both covered spouses).
In either case above:
–	These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, We have the right to change the frequency, but no less frequently than annually.
–	We will no longer accept additional purchase payments.
–	No more charges will be collected for the rider.
–	The current ALP is fixed for as long as payments are made.
–	The death benefit becomes the remaining schedule of annual lifetime payments, if any, until total payments to the owner and the beneficiary are equal to the PBG at the time the contract value falls to zero.
–	The amount paid in the current contract year will be reduced for any prior withdrawals in that year.
•	If the ALP is not established and if the contract value is reduced to zero as a result of a withdrawal taken before the ALP is established, this rider and the contract will terminate.
•	If the ALP is established and if the contract value is reduced to zero as a result of a withdrawal that is greater than the RALP, this rider and the contract will terminate.

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At Death:
Single Life: If the contract is jointly owned and an owner dies when the contract value is greater than zero, the lifetime benefit for the covered person will cease even if the covered person is still living or if the contract is continued under the spousal continuation option.
Joint Life: If the death benefit becomes payable at the death of a covered spouse, the surviving covered spouse must utilize the spousal continuation option to continue the lifetime benefit. If spousal continuation is not available, the rider terminates. The lifetime benefit ends at the death of the surviving covered spouse.
If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may:
•	elect to take the death benefit under the terms of the contract, or
•	elect to take the principal back guarantee available under this rider, or
•	continue the contract and the SecureSource Stages rider under the spousal continuation option.
For single and joint life, the beneficiary may elect the principal back guarantee under this rider if payments begin no later than one year after your death and the payout period does not extend beyond the beneficiary’s life or life expectancy. If elected, the following will occur:
•	If the PBG is greater than zero and the ALP is established, the ALP on the date of death will be paid until total payments to the beneficiary are equal to the PBG on the date of death.
•	If the PBG is greater than zero and the ALP is not established, the BB on the date of death multiplied by the lifetime payment percentage used for the youngest age of the covered spouses in the first age band shown on the contract data page will be paid annually until total payments to the beneficiary are equal to the PBG on the date of death.
In either of the above cases:
•	After the date of death, there will be no additional rider credits or annual step-ups.
•	The lifetime payment percentage used will be set as of the date of death.
•	The amount paid in the current contract year will be reduced for any prior withdrawals in that year.
On the date of death (Joint Life: remaining covered spouse’s date of death), if the CB is greater than zero, the CB will be permanently reset to zero, and there will be no additional rider credits.
If the PBG equals zero, the benefit terminates. No further payments are made.
Contract Ownership Change:
Single Life: If allowed by state law, change of ownership is subject to our approval. If there is a change of ownership and the covered person remains the same, the rider continues with no change to any of the rider benefits. Effective May 1, 2016, joint ownership and joint annuitants are not allowed except for contracts issued in California. If there is a change of ownership and the covered person would be different, the rider terminates.
Joint Life: Ownership changes are only allowed between the covered spouses or their revocable trust(s) and are subject to our approval, if allowed by state law. No other ownership changes are allowed as long as the rider is in force.
Assignment: If allowed by state law, an assignment is subject to our approval.
Annuity Provisions: You can choose one of the payout options available under the contract or an alternative fixed annuity payout option available under the SecureSource Stages rider. Under the rider’s payout option, the minimum amount payable shown in Table B, will not apply and you will receive the annual lifetime payment provided by this rider until the later of the death of the covered person (Joint Life: both covered spouses) or depletion of the principal back guarantee. If you choose to receive the ALP, the amount payable each year will be equal to the annual lifetime payment on the annuitization start date. The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. For more information on annuity payout plans, please see “The Annuity Payout Period - Annuity Payout Plans.”
If you choose to receive the ALP rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date except for the PBG.
Rider Termination
The SecureSource Stages rider cannot be terminated either by you or us except as follows:
•	Single Life: a change of ownership that would result in a different covered person will terminate the rider.
•	Single Life: after the death benefit is payable, the rider will terminate.
•	Single Life: spousal continuation will terminate the rider.

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•	Joint Life: After the death benefit is payable the rider will terminate if anyone other than a covered spouse continues the contract. However, if the covered spouse continues the contract as an inherited IRA or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate.
•	On the annuitization start date, the rider will terminate.
•	You may terminate the rider if your annual rider fee would increase more than 0.25 percentage points (See “Charges — SecureSource Stages rider fee”)
•	When the contract value is reduced to zero and either the withdrawal taken when the annual lifetime payment is not established or a withdrawal in excess of the remaining annual lifetime payment is taken, the rider will terminate.
•	Termination of the contract for any reason will terminate the rider.
For an example, see Appendix D.

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Appendix P: Withdrawal Benefit Riders: Electing Step Up or Spousal Continuation Step Up
Example — Withdrawal Benefit Riders: Electing Step Up or Spousal Continuation Step Up
Assumptions:
This example assumes that the covered person (for joint life, younger covered spouse) is 65 or older and there are no additional purchase payments or withdrawals.
•	You own a RiverSource variable annuity with a withdrawal benefit rider. You are currently invested in the Variable Portfolio — Moderately Aggressive Portfolio (Class 2) (a Portfolio Navigator fund) with a current rider fee of 0.65%.
Your Contract Value (CV) is $100,000 and your withdrawal benefit rider currently provides the following benefits:
1)	You can withdraw $6,000 a year for the rest of your life. This is your Annual Lifetime Payment. Or
2)	You can withdraw $7,000 a year until you have withdrawn a total of $100,000. This is your Guaranteed Benefit Payment.
Based on your current CV, you will pay a rider fee of approximately $650 on your next annuity contract anniversary.
•	The annual fee for this rider has increased to 0.95% for clients invested in the Variable Portfolio — Moderately Aggressive Portfolio (Class 2).
The following compares certain options available to you. Changes to rider values or fees are presented for two different scenarios where your CV increases to either $110,000 or $101,000 over the contract year:
1) Elect to lock in your contract gains to your benefit values (step up):
	CV of $110,000	CV of $101,000
Increase in Annual Lifetime Payment	$600	$60
Increase in Guaranteed Benefit Payment	$700	$70
Increase in Annual Rider Fee	0.30%	0.30%
Increase in Annual Contract Charge	$330	$303
Automatic step ups will continue on your next anniversary (if available under your rider).
2) Do not elect to lock in your contract gains (no step up):
	CV of $110,000	CV of $101,000
Increase in Annual Lifetime Payment	$0	$0
Increase in Guaranteed Benefit Payment	$0	$0
Increase in Annual Rider Fee	0%	0%
Increase in Annual Contract Charge	$65	$6.50
Your rider fee will not change, although the dollar amount of your annual charge will change as your CV changes. On your next anniversary, you will again have the option to elect the step up (lock in contract gains)
3) Move to one of the Portfolio Stabilizer funds and elect the step up:
	CV of $110,000	CV of $101,000
Increase in Annual Lifetime Payment	$600	$60
Increase in Guaranteed Benefit Payment	$700	$70
Increase in Annual Rider Fee	0%	0%
Increase in Annual Contract Charge	$65	$6.50
Your rider fee will not change, although the dollar amount of your annual charge will change as your CV changes. Automatic step ups will continue on your next anniversary (if available under your rider).
The above example is for illustrative purposes only. The assumptions and calculations used are not intended to be consistent with any one rider, but instead are intended to provide an idea of how different scenarios would operate. Your specific rider may use different calculations for fees or have different benefits available. For a full description and rules applicable to step up options under your rider, please see the “Optional Living Benefits” section.
Electing to step up may result in different increases to the annual rider charge relative to the increase in your rider values. You should weigh the resulting increased charge due to the step up versus the increases to your benefits to determine the option that is best for you.

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Appendix Q: Condensed Financial Information (Unaudited)
The following tables give per-unit information about the financial history of the subaccounts representing the lowest and highest total annual variable account expense combinations. The date in which operations commenced in each subaccount is noted in parentheses. The SAI contains tables that give per-unit information about the financial history of each existing subaccount. We have not provided this information for subaccounts (if any) that were not available under your contract as of December 31, 2018. You may obtain a copy of the SAI without charge by contacting us at the telephone number or address listed on the first page of the prospectus.
Variable account charges of 1.45% of the daily net assets of the variable account.
Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AB VPS Balanced Wealth Strategy Portfolio (Class B) (9/26/2008)
Accumulation unit value at beginning of period	$1.66	$1.45	$1.41	$1.42	$1.34	$1.17	$1.05	$1.10	$1.01	$0.82
Accumulation unit value at end of period	$1.53	$1.66	$1.45	$1.41	$1.42	$1.34	$1.17	$1.05	$1.10	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	17	17	16	17	17	18	16	16	40	43

AB VPS Global Thematic Growth Portfolio (Class B) (11/6/2003)
Accumulation unit value at beginning of period	$1.71	$1.28	$1.31	$1.29	$1.25	$1.03	$0.92	$1.22	$1.05	$0.69
Accumulation unit value at end of period	$1.52	$1.71	$1.28	$1.31	$1.29	$1.25	$1.03	$0.92	$1.22	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	14	29	34	39	41	47	90	114	144	126

AB VPS Growth and Income Portfolio (Class B) (11/6/2003)
Accumulation unit value at beginning of period	$2.46	$2.11	$1.92	$1.92	$1.79	$1.35	$1.17	$1.11	$1.00	$0.85
Accumulation unit value at end of period	$2.28	$2.46	$2.11	$1.92	$1.92	$1.79	$1.35	$1.17	$1.11	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	30	39	41	42	83	95	159	183	201	201

AB VPS International Value Portfolio (Class B) (4/30/2004)
Accumulation unit value at beginning of period	$1.45	$1.17	$1.20	$1.19	$1.29	$1.07	$0.95	$1.19	$1.16	$0.88
Accumulation unit value at end of period	$1.10	$1.45	$1.17	$1.20	$1.19	$1.29	$1.07	$0.95	$1.19	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	323	325	448	512	715	918	1,503	1,866	1,831	6,541

American Century VP Inflation Protection, Class II (4/30/2004)
Accumulation unit value at beginning of period	$1.34	$1.32	$1.28	$1.33	$1.31	$1.45	$1.37	$1.24	$1.20	$1.10
Accumulation unit value at end of period	$1.29	$1.34	$1.32	$1.28	$1.33	$1.31	$1.45	$1.37	$1.24	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	397	475	536	631	794	1,080	1,265	1,696	2,227	2,371

American Century VP International, Class II (4/30/2004)
Accumulation unit value at beginning of period	$1.96	$1.52	$1.63	$1.65	$1.77	$1.47	$1.23	$1.42	$1.28	$0.97
Accumulation unit value at end of period	$1.63	$1.96	$1.52	$1.63	$1.65	$1.77	$1.47	$1.23	$1.42	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	1	1	8	10	10

American Century VP Mid Cap Value, Class II (5/1/2007)
Accumulation unit value at beginning of period	$2.12	$1.93	$1.60	$1.65	$1.44	$1.12	$0.98	$1.00	$0.86	$0.67
Accumulation unit value at end of period	$1.82	$2.12	$1.93	$1.60	$1.65	$1.44	$1.12	$0.98	$1.00	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	53	53	—	—

American Century VP Ultra®, Class II (4/30/2004)
Accumulation unit value at beginning of period	$2.40	$1.85	$1.80	$1.72	$1.59	$1.18	$1.05	$1.06	$0.92	$0.70
Accumulation unit value at end of period	$2.38	$2.40	$1.85	$1.80	$1.72	$1.59	$1.18	$1.05	$1.06	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	178	240	334	400	623	964	1,629	2,157	2,614	2,924

American Century VP Value, Class II (4/30/2004)
Accumulation unit value at beginning of period	$2.26	$2.12	$1.78	$1.89	$1.70	$1.31	$1.16	$1.17	$1.05	$0.89
Accumulation unit value at end of period	$2.02	$2.26	$2.12	$1.78	$1.89	$1.70	$1.31	$1.16	$1.17	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	4	20	21	22	24	26	28	29	34	33

ClearBridge Variable Small Cap Growth Portfolio – Class I (5/1/2007)
Accumulation unit value at beginning of period	$2.20	$1.80	$1.72	$1.83	$1.78	$1.23	$1.05	$1.05	$0.85	$0.60
Accumulation unit value at end of period	$2.25	$2.20	$1.80	$1.72	$1.83	$1.78	$1.23	$1.05	$1.05	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	—	12	13	14	22	23	53	55	—	—

Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (3/3/2000)
Accumulation unit value at beginning of period	$1.50	$1.22	$1.15	$1.16	$1.02	$0.77	$0.69	$0.66	$0.57	$0.47
Accumulation unit value at end of period	$1.42	$1.50	$1.22	$1.15	$1.16	$1.02	$0.77	$0.69	$0.66	$0.57
Number of accumulation units outstanding at end of period (000 omitted)	529	613	870	1,001	1,182	1,522	2,453	2,709	3,592	4,017

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (3/3/2000)
Accumulation unit value at beginning of period	$2.88	$2.56	$2.29	$2.39	$2.20	$1.76	$1.57	$1.68	$1.46	$1.16
Accumulation unit value at end of period	$2.67	$2.88	$2.56	$2.29	$2.39	$2.20	$1.76	$1.57	$1.68	$1.46
Number of accumulation units outstanding at end of period (000 omitted)	353	442	550	651	877	1,292	2,074	2,844	3,253	15,601

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.97	$2.05	$1.98	$2.21	$2.29	$2.37	$1.99	$2.56	$2.17	$1.27
Accumulation unit value at end of period	$2.30	$2.97	$2.05	$1.98	$2.21	$2.29	$2.37	$1.99	$2.56	$2.17
Number of accumulation units outstanding at end of period (000 omitted)	119	126	193	248	321	407	542	716	670	2,782

196    RiverSource Signature Select Variable Annuity — Prospectus

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (11/6/2003)
Accumulation unit value at beginning of period	$0.95	$0.96	$0.97	$0.99	$1.00	$1.02	$1.03	$1.05	$1.06	$1.08
Accumulation unit value at end of period	$0.95	$0.95	$0.96	$0.97	$0.99	$1.00	$1.02	$1.03	$1.05	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	1,796	1,876	2,264	833	888	1,253	1,361	1,536	2,911	5,788

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (3/3/2000)
Accumulation unit value at beginning of period	$2.28	$2.17	$1.97	$2.03	$1.98	$1.90	$1.66	$1.60	$1.42	$0.94
Accumulation unit value at end of period	$2.16	$2.28	$2.17	$1.97	$2.03	$1.98	$1.90	$1.66	$1.60	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	56	91	117	230	281	365	671	583	678	755

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (6/1/2004)
Accumulation unit value at beginning of period	$2.11	$2.01	$1.84	$1.89	$1.85	$1.78	$1.58	$1.51	$1.35	$0.96
Accumulation unit value at end of period	$2.00	$2.11	$2.01	$1.84	$1.89	$1.85	$1.78	$1.58	$1.51	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	146	168	205	97	110	133	166	215	256	9,864

Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (11/6/2003)
Accumulation unit value at beginning of period	$1.44	$1.41	$1.37	$1.38	$1.33	$1.39	$1.31	$1.24	$1.17	$1.03
Accumulation unit value at end of period	$1.42	$1.44	$1.41	$1.37	$1.38	$1.33	$1.39	$1.31	$1.24	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	478	532	644	745	933	1,027	1,128	1,322	2,221	22,157

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (11/6/2003)
Accumulation unit value at beginning of period	$2.51	$1.99	$2.00	$1.86	$1.65	$1.29	$1.09	$1.14	$0.99	$0.73
Accumulation unit value at end of period	$2.37	$2.51	$1.99	$2.00	$1.86	$1.65	$1.29	$1.09	$1.14	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	4	4

Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (11/6/2003)
Accumulation unit value at beginning of period	$2.61	$2.18	$1.99	$2.00	$1.79	$1.38	$1.21	$1.21	$1.07	$0.86
Accumulation unit value at end of period	$2.45	$2.61	$2.18	$1.99	$2.00	$1.79	$1.38	$1.21	$1.21	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	314	315	316	340	342	345	352	366	375	327

Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (11/6/2003)
Accumulation unit value at beginning of period	$2.28	$1.88	$1.87	$1.80	$1.70	$1.32	$1.20	$1.43	$1.15	$0.72
Accumulation unit value at end of period	$2.13	$2.28	$1.88	$1.87	$1.80	$1.70	$1.32	$1.20	$1.43	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	3	4	5	6	6	7	44	59	40	41

Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.68	$1.50	$1.34	$1.43	$1.29	$0.95	$0.82	$0.90	$0.75	$0.54
Accumulation unit value at end of period	$1.43	$1.68	$1.50	$1.34	$1.43	$1.29	$0.95	$0.82	$0.90	$0.75
Number of accumulation units outstanding at end of period (000 omitted)	—	28	29	32	34	38	41	44	—	—

Columbia Variable Portfolio – Overseas Core Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.89	$1.50	$1.62	$1.57	$1.74	$1.45	$1.25	$1.44	$1.29	$1.02
Accumulation unit value at end of period	$1.55	$1.89	$1.50	$1.62	$1.57	$1.74	$1.45	$1.25	$1.44	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.56	$2.15	$1.82	$1.94	$1.77	$1.30	$1.12	$1.15	$0.97	$0.78
Accumulation unit value at end of period	$2.21	$2.56	$2.15	$1.82	$1.94	$1.77	$1.30	$1.12	$1.15	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	1	1	5	9	9

Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (4/30/2004)
Accumulation unit value at beginning of period	$2.76	$2.45	$1.88	$2.03	$2.00	$1.51	$1.38	$1.49	$1.20	$0.97
Accumulation unit value at end of period	$2.22	$2.76	$2.45	$1.88	$2.03	$2.00	$1.51	$1.38	$1.49	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	42	43	63	84	94	115	179	218	239	10,188

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (3/3/2000)
Accumulation unit value at beginning of period	$1.28	$1.25	$1.24	$1.24	$1.19	$1.24	$1.23	$1.23	$1.22	$1.17
Accumulation unit value at end of period	$1.28	$1.28	$1.25	$1.24	$1.24	$1.19	$1.24	$1.23	$1.23	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	180	206	283	320	428	560	681	944	1,141	3,618

Credit Suisse Trust – Commodity Return Strategy Portfolio (5/1/2007)
Accumulation unit value at beginning of period	$0.48	$0.48	$0.43	$0.59	$0.72	$0.81	$0.84	$0.97	$0.85	$0.72
Accumulation unit value at end of period	$0.42	$0.48	$0.48	$0.43	$0.59	$0.72	$0.81	$0.84	$0.97	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	—	17	18	19	22	24	25	26	24	22

CTIVP ® – BlackRock Global Inflation-Protected Securities Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.38	$1.36	$1.27	$1.31	$1.22	$1.31	$1.26	$1.16	$1.13	$1.08
Accumulation unit value at end of period	$1.35	$1.38	$1.36	$1.27	$1.31	$1.22	$1.31	$1.26	$1.16	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	113	129	149	202	238	305	347	383	489	15,152

CTIVP ® – Loomis Sayles Growth Fund (Class 1) (4/29/2016)
Accumulation unit value at beginning of period	$1.38	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.38	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	106	188	276	—	—	—	—	—	—	—

RiverSource Signature Select Variable Annuity — Prospectus    197

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
CTIVP ® – MFS® Blended Research® Core Equity Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.56	$1.32	$1.22	$1.23	$1.12	$0.88	$0.81	$0.85	$0.78	$0.60
Accumulation unit value at end of period	$1.42	$1.56	$1.32	$1.22	$1.23	$1.12	$0.88	$0.81	$0.85	$0.78
Number of accumulation units outstanding at end of period (000 omitted)	84	146	199	236	265	330	447	565	622	21,293

CTIVP ® – Victory Sycamore Established Value Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.76	$2.42	$2.04	$2.06	$1.87	$1.39	$1.21	$1.31	$1.09	$0.81
Accumulation unit value at end of period	$2.45	$2.76	$2.42	$2.04	$2.06	$1.87	$1.39	$1.21	$1.31	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.65	$2.34	$2.06	$2.14	$1.95	$1.47	$1.25	$1.26	$1.01	$0.76
Accumulation unit value at end of period	$2.20	$2.65	$2.34	$2.06	$2.14	$1.95	$1.47	$1.25	$1.26	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	1	11

Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.97	$2.11	$2.06	$1.97	$1.87	$1.44	$1.26	$1.39	$1.09	$0.70
Accumulation unit value at end of period	$2.89	$2.97	$2.11	$2.06	$1.97	$1.87	$1.44	$1.26	$1.39	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	36	46	69	85	129	198	331	415	473	599

Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.26	$1.80	$1.70	$1.77	$1.67	$1.40	$1.29	$1.20	$1.06	$0.88
Accumulation unit value at end of period	$2.07	$2.26	$1.80	$1.70	$1.77	$1.67	$1.40	$1.29	$1.20	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	12	14	14	14	14	14	14

Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.08	$0.86	$0.93	$0.93	$0.97	$0.84	$0.69	$0.83	$0.76	$0.62
Accumulation unit value at end of period	$0.89	$1.08	$0.86	$0.93	$0.93	$0.97	$0.84	$0.69	$0.83	$0.76
Number of accumulation units outstanding at end of period (000 omitted)	—	44	47	51	63	66	82	84	59	57

Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.42	$1.12	$1.16	$1.21	$1.36	$1.12	$1.01	$1.27	$1.23	$0.96
Accumulation unit value at end of period	$1.16	$1.42	$1.12	$1.16	$1.21	$1.36	$1.12	$1.01	$1.27	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	2	2

Eaton Vance VT Floating-Rate Income Fund – Initial Class (5/1/2007)
Accumulation unit value at beginning of period	$1.25	$1.23	$1.14	$1.17	$1.18	$1.16	$1.09	$1.08	$1.00	$0.71
Accumulation unit value at end of period	$1.23	$1.25	$1.23	$1.14	$1.17	$1.18	$1.16	$1.09	$1.08	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	53	62	74	185	244	265	323	348	447	7,675

Fidelity ® VIP Contrafund® Portfolio Service Class 2 (11/6/2003)
Accumulation unit value at beginning of period	$2.94	$2.45	$2.31	$2.33	$2.12	$1.64	$1.43	$1.50	$1.30	$0.97
Accumulation unit value at end of period	$2.70	$2.94	$2.45	$2.31	$2.33	$2.12	$1.64	$1.43	$1.50	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	583	705	843	995	1,560	2,260	3,270	4,207	5,203	8,488

Fidelity ® VIP Growth Portfolio Service Class 2 (11/6/2003)
Accumulation unit value at beginning of period	$2.57	$1.94	$1.95	$1.85	$1.69	$1.26	$1.12	$1.14	$0.93	$0.74
Accumulation unit value at end of period	$2.52	$2.57	$1.94	$1.95	$1.85	$1.69	$1.26	$1.12	$1.14	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	63	79	98	111	126	172	274	277	297	307

Fidelity ® VIP Investment Grade Bond Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.43	$1.39	$1.35	$1.38	$1.33	$1.38	$1.32	$1.25	$1.18	$1.04
Accumulation unit value at end of period	$1.40	$1.43	$1.39	$1.35	$1.38	$1.33	$1.38	$1.32	$1.25	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	420	492	559	676	873	1,187	1,483	1,880	2,375	11,682

Fidelity ® VIP Mid Cap Portfolio Service Class 2 (5/1/2001)
Accumulation unit value at beginning of period	$4.23	$3.56	$3.23	$3.33	$3.19	$2.38	$2.11	$2.40	$1.89	$1.38
Accumulation unit value at end of period	$3.56	$4.23	$3.56	$3.23	$3.33	$3.19	$2.38	$2.11	$2.40	$1.89
Number of accumulation units outstanding at end of period (000 omitted)	191	254	309	370	458	612	939	1,297	1,658	4,341

Fidelity ® VIP Overseas Portfolio Service Class 2 (11/6/2003)
Accumulation unit value at beginning of period	$1.97	$1.54	$1.65	$1.62	$1.79	$1.40	$1.18	$1.44	$1.30	$1.04
Accumulation unit value at end of period	$1.65	$1.97	$1.54	$1.65	$1.62	$1.79	$1.40	$1.18	$1.44	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	57	65	91	94	221	290	355	466	480	518

Franklin Income VIP Fund – Class 2 (3/3/2000)
Accumulation unit value at beginning of period	$2.49	$2.31	$2.05	$2.24	$2.17	$1.94	$1.74	$1.73	$1.56	$1.16
Accumulation unit value at end of period	$2.35	$2.49	$2.31	$2.05	$2.24	$2.17	$1.94	$1.74	$1.73	$1.56
Number of accumulation units outstanding at end of period (000 omitted)	336	424	459	517	738	919	1,250	1,647	1,877	2,165

Franklin Mutual Shares VIP Fund – Class 2 (3/3/2000)
Accumulation unit value at beginning of period	$2.57	$2.40	$2.10	$2.24	$2.12	$1.68	$1.49	$1.53	$1.40	$1.12
Accumulation unit value at end of period	$2.30	$2.57	$2.40	$2.10	$2.24	$2.12	$1.68	$1.49	$1.53	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	687	740	830	918	1,051	1,218	1,640	1,863	2,360	2,595

198    RiverSource Signature Select Variable Annuity — Prospectus

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Franklin Rising Dividends VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.48	$2.09	$1.83	$1.93	$1.80	$1.41	$1.27	$1.22	$1.03	$0.89
Accumulation unit value at end of period	$2.32	$2.48	$2.09	$1.83	$1.93	$1.80	$1.41	$1.27	$1.22	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	12	11	13	13

Franklin Small-Mid Cap Growth VIP Fund – Class 2 (3/3/2000)
Accumulation unit value at beginning of period	$1.22	$1.02	$0.99	$1.03	$0.97	$0.72	$0.65	$0.70	$0.55	$0.39
Accumulation unit value at end of period	$1.13	$1.22	$1.02	$0.99	$1.03	$0.97	$0.72	$0.65	$0.70	$0.55
Number of accumulation units outstanding at end of period (000 omitted)	441	488	517	553	616	715	1,065	1,480	1,935	2,168

Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (3/3/2000)
Accumulation unit value at beginning of period	$5.19	$4.74	$4.24	$4.73	$4.22	$3.22	$2.76	$2.99	$2.43	$1.85
Accumulation unit value at end of period	$4.58	$5.19	$4.74	$4.24	$4.73	$4.22	$3.22	$2.76	$2.99	$2.43
Number of accumulation units outstanding at end of period (000 omitted)	150	172	210	258	321	434	648	967	1,131	2,893

Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (3/3/2000)
Accumulation unit value at beginning of period	$1.95	$1.60	$1.46	$1.49	$1.30	$0.96	$0.85	$0.83	$0.74	$0.62
Accumulation unit value at end of period	$1.81	$1.95	$1.60	$1.46	$1.49	$1.30	$0.96	$0.85	$0.83	$0.74
Number of accumulation units outstanding at end of period (000 omitted)	46	102	119	141	177	232	306	629	876	1,023

Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.84	$1.47	$1.46	$1.42	$1.33	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$1.74	$1.84	$1.47	$1.46	$1.42	$1.33	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11	11	11	12	12	12	12	—	—	—

Invesco V.I. Comstock Fund, Series II Shares (11/6/2003)
Accumulation unit value at beginning of period	$2.58	$2.23	$1.93	$2.09	$1.94	$1.45	$1.24	$1.29	$1.13	$0.89
Accumulation unit value at end of period	$2.23	$2.58	$2.23	$1.93	$2.09	$1.94	$1.45	$1.24	$1.29	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	488	567	716	875	1,149	1,695	2,833	3,854	4,490	9,591

Invesco V.I. Health Care Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.87	$1.64	$1.88	$1.86	$1.58	$1.14	$0.96	$0.94	$0.91	$0.72
Accumulation unit value at end of period	$1.85	$1.87	$1.64	$1.88	$1.86	$1.58	$1.14	$0.96	$0.94	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	36	83	87	48	48	33	14

Invesco V.I. International Growth Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.23	$1.02	$1.04	$1.08	$1.10	$0.94	$0.83	$0.90	$0.81	$0.61
Accumulation unit value at end of period	$1.03	$1.23	$1.02	$1.04	$1.08	$1.10	$0.94	$0.83	$0.90	$0.81
Number of accumulation units outstanding at end of period (000 omitted)	90	88	136	168	183	216	291	359	385	15,819

Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.10	$1.86	$1.67	$1.77	$1.72	$1.36	$1.25	$1.35	$1.21	$0.94
Accumulation unit value at end of period	$1.83	$2.10	$1.86	$1.67	$1.77	$1.72	$1.36	$1.25	$1.35	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	24	28	39	45	53	84	126	168	188	206

Invesco V.I. Mid Cap Growth Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.65	$1.37	$1.38	$1.39	$1.31	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$1.53	$1.65	$1.37	$1.38	$1.39	$1.31	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	47	47	12	12	125	127	189	—	—	—

Invesco V.I. Value Opportunities Fund, Series II Shares (11/6/2003)
Accumulation unit value at beginning of period	$1.77	$1.53	$1.32	$1.50	$1.43	$1.09	$0.94	$0.98	$0.93	$0.64
Accumulation unit value at end of period	$1.41	$1.77	$1.53	$1.32	$1.50	$1.43	$1.09	$0.94	$0.98	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	251	305	417	468	591	768	914	1,182	1,467	1,562

Janus Henderson VIT Research Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.88	$1.49	$1.51	$1.46	$1.31	$1.02	$0.88	$0.94	$0.84	$0.63
Accumulation unit value at end of period	$1.80	$1.88	$1.49	$1.51	$1.46	$1.31	$1.02	$0.88	$0.94	$0.84
Number of accumulation units outstanding at end of period (000 omitted)	54	91	133	151	189	235	321	409	448	17,145

MFS ® Massachusetts Investors Growth Stock Portfolio – Service Class (3/27/2015)
Accumulation unit value at beginning of period	$1.28	$1.01	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.28	$1.01	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19	20	21	21	—	—	—	—	—	—

MFS ® New Discovery Series – Service Class (11/6/2003)
Accumulation unit value at beginning of period	$2.63	$2.11	$1.97	$2.04	$2.24	$1.61	$1.35	$1.53	$1.14	$0.71
Accumulation unit value at end of period	$2.55	$2.63	$2.11	$1.97	$2.04	$2.24	$1.61	$1.35	$1.53	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	4	6	54	55	79	88

MFS ® Total Return Series – Service Class (11/6/2003)
Accumulation unit value at beginning of period	$1.99	$1.80	$1.68	$1.72	$1.61	$1.37	$1.26	$1.26	$1.16	$1.00
Accumulation unit value at end of period	$1.85	$1.99	$1.80	$1.68	$1.72	$1.61	$1.37	$1.26	$1.26	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	342	430	493	549	606	679	784	866	1,476	1,492

RiverSource Signature Select Variable Annuity — Prospectus    199

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
MFS ® Utilities Series – Service Class (11/6/2003)
Accumulation unit value at beginning of period	$3.74	$3.31	$3.02	$3.60	$3.25	$2.74	$2.45	$2.34	$2.09	$1.60
Accumulation unit value at end of period	$3.72	$3.74	$3.31	$3.02	$3.60	$3.25	$2.74	$2.45	$2.34	$2.09
Number of accumulation units outstanding at end of period (000 omitted)	4	21	23	25	28	39	40	40	56	56

Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.07	$0.99	$0.98	$1.01	$0.90	$0.89	$0.69	$0.78	$0.65	$0.47
Accumulation unit value at end of period	$0.97	$1.07	$0.99	$0.98	$1.01	$0.90	$0.89	$0.69	$0.78	$0.65
Number of accumulation units outstanding at end of period (000 omitted)	18	19	29	32	82	97	112	134	174	3,671

Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.80	$1.32	$1.47	$1.58	$1.58	$1.17	$1.09	$1.19	$0.91	$0.59
Accumulation unit value at end of period	$1.96	$1.80	$1.32	$1.47	$1.58	$1.58	$1.17	$1.09	$1.19	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	1	5	5

Morgan Stanley VIF U.S. Real Estate Portfolio, Class II Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.81	$2.77	$2.64	$2.63	$2.06	$2.05	$1.80	$1.73	$1.36	$1.07
Accumulation unit value at end of period	$2.55	$2.81	$2.77	$2.64	$2.63	$2.06	$2.05	$1.80	$1.73	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	5	5	9	11	29	36	40	53	66	86

Oppenheimer Capital Appreciation Fund/VA, Service Shares* (11/6/2003)
Accumulation unit value at beginning of period	$2.15	$1.72	$1.79	$1.76	$1.55	$1.22	$1.08	$1.11	$1.04	$0.73
Accumulation unit value at end of period	$1.99	$2.15	$1.72	$1.79	$1.76	$1.55	$1.22	$1.08	$1.11	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	178	277	353	454	737	1,060	1,489	1,933	2,305	2,318
*Oppenheimer Capital Appreciation Fund/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Capital Appreciation Fund, Series II Shares on or about May 24, 2019.

Oppenheimer Global Fund/VA, Service Shares* (5/1/2002)
Accumulation unit value at beginning of period	$2.92	$2.17	$2.21	$2.16	$2.15	$1.71	$1.44	$1.60	$1.40	$1.02
Accumulation unit value at end of period	$2.49	$2.92	$2.17	$2.21	$2.16	$2.15	$1.71	$1.44	$1.60	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	61	84	105	163	205	334	488	627	986	964
*Oppenheimer Global Fund/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Global Fund, Series II Shares on or about May 24, 2019.

Oppenheimer Global Strategic Income Fund/VA, Service Shares* (5/1/2002)
Accumulation unit value at beginning of period	$1.88	$1.80	$1.72	$1.79	$1.77	$1.80	$1.62	$1.63	$1.44	$1.23
Accumulation unit value at end of period	$1.77	$1.88	$1.80	$1.72	$1.79	$1.77	$1.80	$1.62	$1.63	$1.44
Number of accumulation units outstanding at end of period (000 omitted)	514	614	680	847	1,072	1,331	1,712	2,236	2,721	14,510
*Oppenheimer Global Strategic Income Fund/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares on or about May 24, 2019.

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares* (11/6/2003)
Accumulation unit value at beginning of period	$2.94	$2.62	$2.26	$2.44	$2.22	$1.60	$1.38	$1.43	$1.18	$0.88
Accumulation unit value at end of period	$2.59	$2.94	$2.62	$2.26	$2.44	$2.22	$1.60	$1.38	$1.43	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	98	153	153	152	190	231	265	286	342	389
*Oppenheimer Main Street Small Cap Fund®/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares on or about May 24, 2019.

PIMCO VIT All Asset Portfolio, Advisor Class (5/1/2007)
Accumulation unit value at beginning of period	$1.41	$1.26	$1.14	$1.27	$1.28	$1.30	$1.15	$1.14	$1.03	$0.86
Accumulation unit value at end of period	$1.32	$1.41	$1.26	$1.14	$1.27	$1.28	$1.30	$1.15	$1.14	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	48	51	84	116	146	167	213	254	274	8,749

Putnam VT Global Health Care Fund – Class IB Shares (5/1/2002)
Accumulation unit value at beginning of period	$2.55	$2.24	$2.56	$2.41	$1.92	$1.37	$1.14	$1.17	$1.16	$0.93
Accumulation unit value at end of period	$2.49	$2.55	$2.24	$2.56	$2.41	$1.92	$1.37	$1.14	$1.17	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	43	44	48	59	58	70	146	164	203	188

Putnam VT International Equity Fund – Class IB Shares (3/3/2000)
Accumulation unit value at beginning of period	$1.02	$0.82	$0.85	$0.86	$0.94	$0.74	$0.62	$0.76	$0.70	$0.57
Accumulation unit value at end of period	$0.81	$1.02	$0.82	$0.85	$0.86	$0.94	$0.74	$0.62	$0.76	$0.70
Number of accumulation units outstanding at end of period (000 omitted)	630	747	899	1,022	1,079	1,329	1,684	2,058	2,733	2,965

Putnam VT Small Cap Value Fund – Class IB Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.30	$2.16	$1.72	$1.82	$1.79	$1.30	$1.12	$1.20	$0.96	$0.74
Accumulation unit value at end of period	$1.82	$2.30	$2.16	$1.72	$1.82	$1.79	$1.30	$1.12	$1.20	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	1	2	2	2	2	2	7	17	17	17

Putnam VT Sustainable Leaders Fund – Class IB Shares (9/24/2010)
Accumulation unit value at beginning of period	$2.43	$1.91	$1.80	$1.83	$1.63	$1.22	$1.06	$1.13	$1.00	—
Accumulation unit value at end of period	$2.36	$2.43	$1.91	$1.80	$1.83	$1.63	$1.22	$1.06	$1.13	—
Number of accumulation units outstanding at end of period (000 omitted)	245	254	288	325	381	481	605	738	864	—

Templeton Global Bond VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.00	$1.99	$1.96	$2.08	$2.07	$2.07	$1.82	$1.86	$1.65	$1.41
Accumulation unit value at end of period	$2.01	$2.00	$1.99	$1.96	$2.08	$2.07	$2.07	$1.82	$1.86	$1.65
Number of accumulation units outstanding at end of period (000 omitted)	167	224	261	348	412	543	709	883	932	7,523

200    RiverSource Signature Select Variable Annuity — Prospectus

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Templeton Growth VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.78	$1.53	$1.41	$1.53	$1.60	$1.24	$1.04	$1.13	$1.07	$0.83
Accumulation unit value at end of period	$1.50	$1.78	$1.53	$1.41	$1.53	$1.60	$1.24	$1.04	$1.13	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	24	48	50	53	165	210	224	241	215	211

Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.77	$1.51	$1.45	$1.48	$1.42	$1.20	$1.07	$1.12	$1.00	—
Accumulation unit value at end of period	$1.60	$1.77	$1.51	$1.45	$1.48	$1.42	$1.20	$1.07	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	961	1,237	1,344	1,226	1,506	2,138	1,868	2,958	2,845	—

Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.77	$1.51	$1.45	$1.48	$1.43	$1.20	$1.07	$1.12	$1.00	—
Accumulation unit value at end of period	$1.60	$1.77	$1.51	$1.45	$1.48	$1.43	$1.20	$1.07	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	4,057	6,099	8,355	10,202	14,359	20,789	24,028	29,473	35,540	—

Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.24	$1.17	$1.15	$1.17	$1.14	$1.12	$1.06	$1.04	$1.00	—
Accumulation unit value at end of period	$1.19	$1.24	$1.17	$1.15	$1.17	$1.14	$1.12	$1.06	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	1,813	2,542	2,782	2,377	3,220	3,359	5,113	4,906	2,696	—

Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.24	$1.17	$1.15	$1.17	$1.14	$1.12	$1.06	$1.04	$1.00	—
Accumulation unit value at end of period	$1.19	$1.24	$1.17	$1.15	$1.17	$1.14	$1.12	$1.06	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	5,324	7,528	9,287	9,824	12,123	16,964	22,457	20,689	20,921	—

Variable Portfolio – Managed Risk Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – Managed Risk U.S. Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.04	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.04	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.08	$1.02	$1.00	$1.03	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.08	$1.02	$1.00	$1.03	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	968	1,010	1,069	999	1,104	24	—	—	—	—

Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.12	$1.02	$1.01	$1.04	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.12	$1.02	$1.01	$1.04	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,438	3,882	4,610	4,093	3,258	1,219	—	—	—	—

Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.20	$1.03	$1.01	$1.06	$1.03	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.09	$1.20	$1.03	$1.01	$1.06	$1.03	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,942	4,815	5,246	6,383	5,994	948	—	—	—	—

Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.16	$1.03	$1.01	$1.05	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.08	$1.16	$1.03	$1.01	$1.05	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13,132	14,699	16,199	17,187	16,510	3,561	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.51	$1.35	$1.31	$1.34	$1.29	$1.18	$1.08	$1.09	$1.00	—
Accumulation unit value at end of period	$1.40	$1.51	$1.35	$1.31	$1.34	$1.29	$1.18	$1.08	$1.09	—
Number of accumulation units outstanding at end of period (000 omitted)	22,344	28,268	33,617	36,030	37,316	34,973	34,689	33,733	30,458	—

Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.51	$1.35	$1.31	$1.34	$1.29	$1.18	$1.08	$1.09	$1.00	—
Accumulation unit value at end of period	$1.41	$1.51	$1.35	$1.31	$1.34	$1.29	$1.18	$1.08	$1.09	—
Number of accumulation units outstanding at end of period (000 omitted)	51,434	59,143	69,218	81,399	92,509	113,322	121,846	127,883	131,141	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.64	$1.43	$1.38	$1.41	$1.36	$1.19	$1.08	$1.11	$1.00	—
Accumulation unit value at end of period	$1.50	$1.64	$1.43	$1.38	$1.41	$1.36	$1.19	$1.08	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	6,251	9,426	11,910	14,452	15,382	20,106	22,947	26,527	25,767	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.64	$1.43	$1.38	$1.41	$1.36	$1.19	$1.08	$1.11	$1.00	—
Accumulation unit value at end of period	$1.50	$1.64	$1.43	$1.38	$1.41	$1.36	$1.19	$1.08	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	12,655	16,854	21,514	27,634	34,651	47,799	56,793	66,149	77,624	—

RiverSource Signature Select Variable Annuity — Prospectus    201

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.37	$1.26	$1.23	$1.25	$1.21	$1.15	$1.07	$1.07	$1.00	—
Accumulation unit value at end of period	$1.29	$1.37	$1.26	$1.23	$1.25	$1.21	$1.15	$1.07	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	1,915	3,301	4,312	4,810	5,474	5,773	7,042	7,018	6,557	—

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.37	$1.26	$1.23	$1.25	$1.21	$1.15	$1.07	$1.07	$1.00	—
Accumulation unit value at end of period	$1.29	$1.37	$1.26	$1.23	$1.25	$1.21	$1.15	$1.07	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	6,271	8,237	9,862	14,307	16,664	20,838	22,904	25,656	24,507	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (5/1/2002)
Accumulation unit value at beginning of period	$2.69	$2.55	$2.06	$2.30	$2.29	$1.72	$1.54	$1.64	$1.33	$0.99
Accumulation unit value at end of period	$2.29	$2.69	$2.55	$2.06	$2.30	$2.29	$1.72	$1.54	$1.64	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	181	208	261	334	441	626	1,053	1,423	1,652	1,946

Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.11	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.11	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	302	331	—	—	—	—	—	—	—	—

Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.21	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.21	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.16	$1.02	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.16	$1.02	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	295	323	—	—	—	—	—	—	—	—

Wanger International (4/30/2004)
Accumulation unit value at beginning of period	$3.13	$2.39	$2.46	$2.50	$2.65	$2.20	$1.83	$2.18	$1.77	$1.20
Accumulation unit value at end of period	$2.54	$3.13	$2.39	$2.46	$2.50	$2.65	$2.20	$1.83	$2.18	$1.77
Number of accumulation units outstanding at end of period (000 omitted)	136	147	207	238	326	434	694	936	968	4,062

Wanger USA (4/30/2004)
Accumulation unit value at beginning of period	$2.81	$2.38	$2.13	$2.17	$2.10	$1.60	$1.35	$1.42	$1.17	$0.83
Accumulation unit value at end of period	$2.73	$2.81	$2.38	$2.13	$2.17	$2.10	$1.60	$1.35	$1.42	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	77	104	146	177	252	357	606	828	999	4,279
Variable account charges of 1.90% of the daily net assets of the variable account.
Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AB VPS Global Thematic Growth Portfolio (Class B) (5/1/2007)
Accumulation unit value at beginning of period	$1.41	$1.05	$1.08	$1.07	$1.04	$0.87	$0.78	$1.04	$0.89	$0.59
Accumulation unit value at end of period	$1.24	$1.41	$1.05	$1.08	$1.07	$1.04	$0.87	$0.78	$1.04	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	28	28	28	28	28	28

AB VPS Growth and Income Portfolio (Class B) (4/30/2004)
Accumulation unit value at beginning of period	$2.12	$1.82	$1.67	$1.68	$1.57	$1.19	$1.03	$0.99	$0.90	$0.76
Accumulation unit value at end of period	$1.96	$2.12	$1.82	$1.67	$1.68	$1.57	$1.19	$1.03	$0.99	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	84	84	84	115	80	96	91	130	124	89

AB VPS International Value Portfolio (Class B) (4/30/2004)
Accumulation unit value at beginning of period	$1.36	$1.11	$1.14	$1.13	$1.24	$1.03	$0.92	$1.16	$1.13	$0.86
Accumulation unit value at end of period	$1.03	$1.36	$1.11	$1.14	$1.13	$1.24	$1.03	$0.92	$1.16	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	1,857	1,874	2,347	2,598	3,459	4,367	5,828	6,871	7,882	19,909

American Century VP Mid Cap Value, Class II (5/1/2007)
Accumulation unit value at beginning of period	$2.02	$1.85	$1.54	$1.59	$1.39	$1.09	$0.96	$0.99	$0.85	$0.66
Accumulation unit value at end of period	$1.73	$2.02	$1.85	$1.54	$1.59	$1.39	$1.09	$0.96	$0.99	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

American Century VP Ultra®, Class II (4/30/2004)
Accumulation unit value at beginning of period	$2.26	$1.75	$1.70	$1.64	$1.52	$1.13	$1.01	$1.02	$0.90	$0.68
Accumulation unit value at end of period	$2.23	$2.26	$1.75	$1.70	$1.64	$1.52	$1.13	$1.01	$1.02	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	412	531	657	786	1,028	1,510	2,194	2,936	4,147	5,039

American Century VP Value, Class II (4/30/2004)
Accumulation unit value at beginning of period	$2.13	$2.00	$1.69	$1.80	$1.62	$1.26	$1.12	$1.13	$1.02	$0.87
Accumulation unit value at end of period	$1.90	$2.13	$2.00	$1.69	$1.80	$1.62	$1.26	$1.12	$1.13	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	4	12	12	87	16	16

202    RiverSource Signature Select Variable Annuity — Prospectus

Variable account charges of 1.90% of the daily net assets of the variable account. (continued)
Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
ClearBridge Variable Small Cap Growth Portfolio – Class I (5/1/2007)
Accumulation unit value at beginning of period	$2.10	$1.72	$1.66	$1.77	$1.73	$1.20	$1.02	$1.03	$0.84	$0.60
Accumulation unit value at end of period	$2.13	$2.10	$1.72	$1.66	$1.77	$1.73	$1.20	$1.02	$1.03	$0.84
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	54	—	—

Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.17	$1.78	$1.68	$1.70	$1.51	$1.15	$1.03	$1.00	$0.86	$0.71
Accumulation unit value at end of period	$2.05	$2.17	$1.78	$1.68	$1.70	$1.51	$1.15	$1.03	$1.00	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	715	914	1,144	1,344	1,817	2,998	3,922	5,131	7,801	9,323

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.23	$1.99	$1.79	$1.87	$1.74	$1.40	$1.25	$1.34	$1.17	$0.93
Accumulation unit value at end of period	$2.06	$2.23	$1.99	$1.79	$1.87	$1.74	$1.40	$1.25	$1.34	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	1,528	1,833	2,100	2,597	3,315	4,568	6,023	7,706	10,251	47,600

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.80	$1.94	$1.88	$2.11	$2.20	$2.28	$1.93	$2.49	$2.12	$1.24
Accumulation unit value at end of period	$2.15	$2.80	$1.94	$1.88	$2.11	$2.20	$2.28	$1.93	$2.49	$2.12
Number of accumulation units outstanding at end of period (000 omitted)	582	575	802	961	1,160	1,490	1,624	2,042	2,330	8,001

Columbia Variable Portfolio – Government Money Market Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$0.90	$0.91	$0.93	$0.95	$0.96	$0.98	$1.00	$1.02	$1.04	$1.06
Accumulation unit value at end of period	$0.89	$0.90	$0.91	$0.93	$0.95	$0.96	$0.98	$1.00	$1.02	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	3,389	3,756	4,033	763	1,089	1,541	1,683	2,045	2,910	11,536

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.06	$1.97	$1.80	$1.85	$1.82	$1.75	$1.54	$1.49	$1.33	$0.88
Accumulation unit value at end of period	$1.94	$2.06	$1.97	$1.80	$1.85	$1.82	$1.75	$1.54	$1.49	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	269	303	342	418	531	726	790	1,037	1,429	3,043

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (6/1/2004)
Accumulation unit value at beginning of period	$1.99	$1.90	$1.75	$1.80	$1.77	$1.72	$1.52	$1.46	$1.32	$0.94
Accumulation unit value at end of period	$1.87	$1.99	$1.90	$1.75	$1.80	$1.77	$1.72	$1.52	$1.46	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	392	438	468	201	315	445	540	724	967	23,958

Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.34	$1.32	$1.29	$1.31	$1.27	$1.32	$1.25	$1.20	$1.13	$1.00
Accumulation unit value at end of period	$1.32	$1.34	$1.32	$1.29	$1.31	$1.27	$1.32	$1.25	$1.20	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	691	758	827	895	1,248	1,772	2,131	2,517	3,451	52,732

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.26	$1.80	$1.81	$1.70	$1.52	$1.19	$1.01	$1.06	$0.92	$0.69
Accumulation unit value at end of period	$2.13	$2.26	$1.80	$1.81	$1.70	$1.52	$1.19	$1.01	$1.06	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	24	26	33	58	112	135	195	258	361	910

Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.32	$1.95	$1.78	$1.80	$1.62	$1.26	$1.11	$1.11	$0.99	$0.80
Accumulation unit value at end of period	$2.17	$2.32	$1.95	$1.78	$1.80	$1.62	$1.26	$1.11	$1.11	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	7	46	8	20	178	185	188	198	211	155

Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.60	$1.44	$1.29	$1.38	$1.25	$0.93	$0.80	$0.89	$0.74	$0.54
Accumulation unit value at end of period	$1.36	$1.60	$1.44	$1.29	$1.38	$1.25	$0.93	$0.80	$0.89	$0.74
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	2	145	167	3

Columbia Variable Portfolio – Overseas Core Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.77	$1.42	$1.54	$1.50	$1.67	$1.39	$1.20	$1.40	$1.25	$1.00
Accumulation unit value at end of period	$1.45	$1.77	$1.42	$1.54	$1.50	$1.67	$1.39	$1.20	$1.40	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	2	2	2	2

Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (4/30/2004)
Accumulation unit value at beginning of period	$2.59	$2.32	$1.78	$1.94	$1.91	$1.46	$1.33	$1.45	$1.17	$0.95
Accumulation unit value at end of period	$2.08	$2.59	$2.32	$1.78	$1.94	$1.91	$1.46	$1.33	$1.45	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	67	69	68	90	215	275	460	585	721	23,264

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.05	$1.03	$1.03	$1.03	$1.00	$1.04	$1.04	$1.04	$1.03	$1.00
Accumulation unit value at end of period	$1.05	$1.05	$1.03	$1.03	$1.03	$1.00	$1.04	$1.04	$1.04	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	517	576	773	810	918	1,292	1,516	1,924	2,722	10,350

Credit Suisse Trust – Commodity Return Strategy Portfolio (5/1/2007)
Accumulation unit value at beginning of period	$0.45	$0.46	$0.42	$0.57	$0.69	$0.79	$0.82	$0.96	$0.84	$0.71
Accumulation unit value at end of period	$0.39	$0.45	$0.46	$0.42	$0.57	$0.69	$0.79	$0.82	$0.96	$0.84
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	44	44	44	47	33	32

RiverSource Signature Select Variable Annuity — Prospectus    203

Variable account charges of 1.90% of the daily net assets of the variable account. (continued)
Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
CTIVP ® – BlackRock Global Inflation-Protected Securities Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.31	$1.30	$1.22	$1.26	$1.18	$1.28	$1.23	$1.14	$1.12	$1.06
Accumulation unit value at end of period	$1.27	$1.31	$1.30	$1.22	$1.26	$1.18	$1.28	$1.23	$1.14	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	373	417	442	512	723	1,059	1,156	1,527	2,123	39,552

CTIVP ® – Loomis Sayles Growth Fund (Class 1) (4/29/2016)
Accumulation unit value at beginning of period	$1.37	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.37	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	124	148	201	—	—	—	—	—	—	—

CTIVP ® – MFS® Blended Research® Core Equity Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.49	$1.26	$1.17	$1.19	$1.09	$0.86	$0.79	$0.84	$0.77	$0.59
Accumulation unit value at end of period	$1.34	$1.49	$1.26	$1.17	$1.19	$1.09	$0.86	$0.79	$0.84	$0.77
Number of accumulation units outstanding at end of period (000 omitted)	112	130	160	190	430	601	961	1,246	1,481	47,054

CTIVP ® – Victory Sycamore Established Value Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.60	$2.29	$1.93	$1.97	$1.79	$1.34	$1.17	$1.27	$1.06	$0.79
Accumulation unit value at end of period	$2.29	$2.60	$2.29	$1.93	$1.97	$1.79	$1.34	$1.17	$1.27	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	11	21	21	—	—	—	8	8	—

Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.03	$0.82	$0.89	$0.90	$0.94	$0.82	$0.68	$0.81	$0.75	$0.62
Accumulation unit value at end of period	$0.85	$1.03	$0.82	$0.89	$0.90	$0.94	$0.82	$0.68	$0.81	$0.75
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	4	4	4	—	—	8

Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.33	$1.06	$1.10	$1.15	$1.30	$1.08	$0.98	$1.23	$1.20	$0.94
Accumulation unit value at end of period	$1.09	$1.33	$1.06	$1.10	$1.15	$1.30	$1.08	$0.98	$1.23	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	4	27	24	21	19

Eaton Vance VT Floating-Rate Income Fund – Initial Class (5/1/2007)
Accumulation unit value at beginning of period	$1.19	$1.18	$1.10	$1.13	$1.15	$1.13	$1.07	$1.06	$0.99	$0.70
Accumulation unit value at end of period	$1.17	$1.19	$1.18	$1.10	$1.13	$1.15	$1.13	$1.07	$1.06	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	95	115	131	125	216	320	383	562	719	17,706

Fidelity ® VIP Contrafund® Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.60	$2.18	$2.06	$2.09	$1.91	$1.48	$1.30	$1.37	$1.19	$0.90
Accumulation unit value at end of period	$2.38	$2.60	$2.18	$2.06	$2.09	$1.91	$1.48	$1.30	$1.37	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	1,935	2,293	2,769	3,260	4,329	6,278	8,416	10,938	14,844	26,124

Fidelity ® VIP Investment Grade Bond Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.34	$1.32	$1.28	$1.32	$1.27	$1.32	$1.28	$1.22	$1.15	$1.02
Accumulation unit value at end of period	$1.31	$1.34	$1.32	$1.28	$1.32	$1.27	$1.32	$1.28	$1.22	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	1,117	1,271	1,307	1,417	1,853	2,828	3,225	3,767	5,353	28,571

Fidelity ® VIP Mid Cap Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$3.07	$2.59	$2.36	$2.45	$2.35	$1.76	$1.57	$1.79	$1.42	$1.04
Accumulation unit value at end of period	$2.56	$3.07	$2.59	$2.36	$2.45	$2.35	$1.76	$1.57	$1.79	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	399	453	487	564	749	940	1,346	1,681	2,112	10,749

Fidelity ® VIP Overseas Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.69	$1.33	$1.43	$1.41	$1.57	$1.23	$1.04	$1.28	$1.16	$0.93
Accumulation unit value at end of period	$1.41	$1.69	$1.33	$1.43	$1.41	$1.57	$1.23	$1.04	$1.28	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	513	567	739	800	1,094	1,435	1,894	2,343	2,808	4,655

Franklin Income VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.87	$1.74	$1.56	$1.71	$1.66	$1.49	$1.35	$1.34	$1.21	$0.91
Accumulation unit value at end of period	$1.76	$1.87	$1.74	$1.56	$1.71	$1.66	$1.49	$1.35	$1.34	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	277	366	375	414	465	497	598	1,057	1,140	1,013

Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.54	$2.33	$2.09	$2.34	$2.10	$1.61	$1.39	$1.51	$1.23	$0.94
Accumulation unit value at end of period	$2.23	$2.54	$2.33	$2.09	$2.34	$2.10	$1.61	$1.39	$1.51	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	705	811	889	1,067	1,326	1,959	2,740	3,562	4,764	13,524

Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.74	$1.43	$1.32	$1.34	$1.18	$0.87	$0.78	$0.76	$0.69	$0.58
Accumulation unit value at end of period	$1.61	$1.74	$1.43	$1.32	$1.34	$1.18	$0.87	$0.78	$0.76	$0.69
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	27

Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.79	$1.44	$1.44	$1.40	$1.32	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$1.69	$1.79	$1.44	$1.44	$1.40	$1.32	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	10	15	43	47	56	73	—	—	—

204    RiverSource Signature Select Variable Annuity — Prospectus

Variable account charges of 1.90% of the daily net assets of the variable account. (continued)
Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Invesco V.I. Comstock Fund, Series II Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.21	$1.91	$1.67	$1.81	$1.69	$1.27	$1.09	$1.13	$1.00	$0.79
Accumulation unit value at end of period	$1.90	$2.21	$1.91	$1.67	$1.81	$1.69	$1.27	$1.09	$1.13	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	2,494	2,913	3,499	4,262	5,321	7,600	10,444	13,815	18,929	34,501

Invesco V.I. Health Care Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.78	$1.57	$1.81	$1.79	$1.53	$1.11	$0.94	$0.92	$0.90	$0.72
Accumulation unit value at end of period	$1.76	$1.78	$1.57	$1.81	$1.79	$1.53	$1.11	$0.94	$0.92	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	22	22	22	25	25	45

Invesco V.I. International Growth Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.17	$0.97	$1.00	$1.05	$1.07	$0.92	$0.81	$0.89	$0.80	$0.61
Accumulation unit value at end of period	$0.98	$1.17	$0.97	$1.00	$1.05	$1.07	$0.92	$0.81	$0.89	$0.80
Number of accumulation units outstanding at end of period (000 omitted)	123	125	151	160	343	447	630	940	984	35,468

Invesco V.I. Mid Cap Growth Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.61	$1.34	$1.36	$1.37	$1.30	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$1.49	$1.61	$1.34	$1.36	$1.37	$1.30	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11	11	11	11	11	11	11	—	—	—

Janus Henderson VIT Research Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.79	$1.43	$1.45	$1.41	$1.27	$1.00	$0.86	$0.93	$0.83	$0.62
Accumulation unit value at end of period	$1.71	$1.79	$1.43	$1.45	$1.41	$1.27	$1.00	$0.86	$0.93	$0.83
Number of accumulation units outstanding at end of period (000 omitted)	79	97	131	143	348	493	799	1,082	1,257	38,185

MFS ® Total Return Series – Service Class (4/30/2004)
Accumulation unit value at beginning of period	$1.78	$1.62	$1.52	$1.55	$1.46	$1.26	$1.15	$1.16	$1.08	$0.93
Accumulation unit value at end of period	$1.64	$1.78	$1.62	$1.52	$1.55	$1.46	$1.26	$1.15	$1.16	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	70	70	71	72	77	71	74	65	69	69

MFS ® Utilities Series – Service Class (4/30/2004)
Accumulation unit value at beginning of period	$3.13	$2.78	$2.55	$3.05	$2.76	$2.34	$2.11	$2.02	$1.81	$1.39
Accumulation unit value at end of period	$3.09	$3.13	$2.78	$2.55	$3.05	$2.76	$2.34	$2.11	$2.02	$1.81
Number of accumulation units outstanding at end of period (000 omitted)	10	19	19	20	42	41	41	43	55	58

Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.02	$0.95	$0.94	$0.97	$0.87	$0.86	$0.68	$0.77	$0.64	$0.46
Accumulation unit value at end of period	$0.92	$1.02	$0.95	$0.94	$0.97	$0.87	$0.86	$0.68	$0.77	$0.64
Number of accumulation units outstanding at end of period (000 omitted)	22	26	30	34	93	122	179	249	265	8,046

Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.72	$1.26	$1.41	$1.53	$1.53	$1.14	$1.07	$1.17	$0.90	$0.58
Accumulation unit value at end of period	$1.86	$1.72	$1.26	$1.41	$1.53	$1.53	$1.14	$1.07	$1.17	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Oppenheimer Capital Appreciation Fund/VA, Service Shares* (4/30/2004)
Accumulation unit value at beginning of period	$1.94	$1.56	$1.63	$1.61	$1.42	$1.12	$1.00	$1.04	$0.97	$0.69
Accumulation unit value at end of period	$1.79	$1.94	$1.56	$1.63	$1.61	$1.42	$1.12	$1.00	$1.04	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	846	1,035	1,292	1,419	1,837	2,809	3,669	4,615	6,424	7,178
*Oppenheimer Capital Appreciation Fund/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Capital Appreciation Fund, Series II Shares on or about May 24, 2019.

Oppenheimer Global Fund/VA, Service Shares* (4/30/2004)
Accumulation unit value at beginning of period	$2.48	$1.86	$1.90	$1.86	$1.86	$1.49	$1.26	$1.40	$1.24	$0.90
Accumulation unit value at end of period	$2.11	$2.48	$1.86	$1.90	$1.86	$1.86	$1.49	$1.26	$1.40	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	48	61	76	81	82	86	89	113	127	149
*Oppenheimer Global Fund/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Global Fund, Series II Shares on or about May 24, 2019.

Oppenheimer Global Strategic Income Fund/VA, Service Shares* (4/30/2004)
Accumulation unit value at beginning of period	$1.49	$1.43	$1.37	$1.44	$1.43	$1.46	$1.32	$1.33	$1.18	$1.02
Accumulation unit value at end of period	$1.40	$1.49	$1.43	$1.37	$1.44	$1.43	$1.46	$1.32	$1.33	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	1,192	1,357	1,452	1,724	2,305	3,261	3,563	4,711	6,319	41,343
*Oppenheimer Global Strategic Income Fund/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares on or about May 24, 2019.

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares* (4/30/2004)
Accumulation unit value at beginning of period	$2.68	$2.39	$2.07	$2.25	$2.05	$1.49	$1.29	$1.35	$1.11	$0.83
Accumulation unit value at end of period	$2.35	$2.68	$2.39	$2.07	$2.25	$2.05	$1.49	$1.29	$1.35	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—	10	—	20	35	41	41	89	24	25
*Oppenheimer Main Street Small Cap Fund®/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares on or about May 24, 2019.

PIMCO VIT All Asset Portfolio, Advisor Class (5/1/2007)
Accumulation unit value at beginning of period	$1.35	$1.21	$1.09	$1.23	$1.24	$1.27	$1.12	$1.12	$1.01	$0.85
Accumulation unit value at end of period	$1.25	$1.35	$1.21	$1.09	$1.23	$1.24	$1.27	$1.12	$1.12	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	164	182	216	259	398	496	620	718	853	20,192

RiverSource Signature Select Variable Annuity — Prospectus    205

Variable account charges of 1.90% of the daily net assets of the variable account. (continued)
Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Templeton Global Bond VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.88	$1.88	$1.86	$1.98	$1.98	$1.99	$1.76	$1.81	$1.61	$1.38
Accumulation unit value at end of period	$1.88	$1.88	$1.88	$1.86	$1.98	$1.98	$1.99	$1.76	$1.81	$1.61
Number of accumulation units outstanding at end of period (000 omitted)	924	1,101	1,230	1,376	1,692	2,275	2,493	3,114	4,186	21,774

Templeton Growth VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.68	$1.44	$1.34	$1.46	$1.53	$1.19	$1.00	$1.10	$1.04	$0.81
Accumulation unit value at end of period	$1.40	$1.68	$1.44	$1.34	$1.46	$1.53	$1.19	$1.00	$1.10	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	18	19	20	20	21	53	69	103	119	114

Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.71	$1.47	$1.41	$1.45	$1.40	$1.18	$1.06	$1.11	$1.00	—
Accumulation unit value at end of period	$1.54	$1.71	$1.47	$1.41	$1.45	$1.40	$1.18	$1.06	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	208	197	217	276	642	692	500	242	2,128	—

Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.71	$1.47	$1.41	$1.45	$1.40	$1.18	$1.06	$1.11	$1.00	—
Accumulation unit value at end of period	$1.54	$1.71	$1.47	$1.41	$1.45	$1.40	$1.18	$1.06	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	5,670	7,175	9,851	13,650	15,891	21,576	27,031	37,081	45,459	—

Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.20	$1.14	$1.12	$1.15	$1.12	$1.11	$1.05	$1.04	$1.00	—
Accumulation unit value at end of period	$1.14	$1.20	$1.14	$1.12	$1.15	$1.12	$1.11	$1.05	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	470	224	545	1,636	1,585	2,427	2,883	3,605	2,840	—

Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.20	$1.14	$1.12	$1.15	$1.12	$1.11	$1.05	$1.04	$1.00	—
Accumulation unit value at end of period	$1.14	$1.20	$1.14	$1.12	$1.15	$1.12	$1.11	$1.05	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	3,625	4,256	6,802	8,845	11,189	22,543	33,878	37,774	34,075	—

Variable Portfolio – Managed Risk Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – Managed Risk U.S. Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.04	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$1.04	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.06	$1.00	$0.99	$1.02	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.06	$1.00	$0.99	$1.02	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,309	1,571	3,153	1,759	1,710	256	—	—	—	—

Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.10	$1.01	$1.00	$1.04	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.10	$1.01	$1.00	$1.04	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,461	5,915	7,358	8,743	6,866	1,870	—	—	—	—

Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.17	$1.02	$1.00	$1.06	$1.03	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.17	$1.02	$1.00	$1.06	$1.03	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11,274	11,841	13,171	14,007	13,017	1,196	—	—	—	—

Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.14	$1.02	$1.00	$1.05	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.14	$1.02	$1.00	$1.05	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	30,115	34,129	41,727	42,802	33,518	2,310	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.46	$1.31	$1.28	$1.31	$1.27	$1.16	$1.07	$1.09	$1.00	—
Accumulation unit value at end of period	$1.35	$1.46	$1.31	$1.28	$1.31	$1.27	$1.16	$1.07	$1.09	—
Number of accumulation units outstanding at end of period (000 omitted)	2,307	2,642	2,809	3,357	3,717	4,104	4,950	4,056	2,407	—

Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.46	$1.31	$1.28	$1.31	$1.27	$1.16	$1.07	$1.09	$1.00	—
Accumulation unit value at end of period	$1.35	$1.46	$1.31	$1.28	$1.31	$1.27	$1.16	$1.07	$1.09	—
Number of accumulation units outstanding at end of period (000 omitted)	59,199	66,911	75,428	85,354	105,569	144,525	168,701	206,439	248,214	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.58	$1.39	$1.35	$1.38	$1.34	$1.18	$1.07	$1.10	$1.00	—
Accumulation unit value at end of period	$1.45	$1.58	$1.39	$1.35	$1.38	$1.34	$1.18	$1.07	$1.10	—
Number of accumulation units outstanding at end of period (000 omitted)	1,458	2,098	2,279	2,289	2,467	3,113	2,106	1,555	774	—

206    RiverSource Signature Select Variable Annuity — Prospectus

Variable account charges of 1.90% of the daily net assets of the variable account. (continued)
Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.59	$1.39	$1.35	$1.38	$1.34	$1.18	$1.07	$1.11	$1.00	—
Accumulation unit value at end of period	$1.45	$1.59	$1.39	$1.35	$1.38	$1.34	$1.18	$1.07	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	22,217	27,353	33,432	41,095	50,925	66,694	86,581	118,725	154,365	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.32	$1.22	$1.20	$1.22	$1.19	$1.13	$1.06	$1.06	$1.00	—
Accumulation unit value at end of period	$1.24	$1.32	$1.22	$1.20	$1.22	$1.19	$1.13	$1.06	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	807	761	861	833	1,314	2,457	3,949	2,095	1,480	—

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.32	$1.23	$1.20	$1.23	$1.19	$1.14	$1.06	$1.06	$1.00	—
Accumulation unit value at end of period	$1.24	$1.32	$1.23	$1.20	$1.23	$1.19	$1.14	$1.06	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	8,175	9,412	11,720	13,127	16,596	22,248	28,639	34,697	43,744	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.29	$2.18	$1.77	$1.99	$1.99	$1.50	$1.35	$1.44	$1.18	$0.88
Accumulation unit value at end of period	$1.94	$2.29	$2.18	$1.77	$1.99	$1.99	$1.50	$1.35	$1.44	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	871	1,000	1,162	1,489	1,881	2,573	3,627	4,585	6,248	9,697

Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.10	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.10	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.20	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.20	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.15	$1.02	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.09	$1.15	$1.02	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Wanger International (4/30/2004)
Accumulation unit value at beginning of period	$2.95	$2.26	$2.34	$2.38	$2.54	$2.11	$1.77	$2.11	$1.72	$1.17
Accumulation unit value at end of period	$2.38	$2.95	$2.26	$2.34	$2.38	$2.54	$2.11	$1.77	$2.11	$1.72
Number of accumulation units outstanding at end of period (000 omitted)	344	362	431	487	627	815	1,135	1,529	1,843	8,675

Wanger USA (4/30/2004)
Accumulation unit value at beginning of period	$2.64	$2.25	$2.02	$2.07	$2.01	$1.53	$1.30	$1.38	$1.14	$0.81
Accumulation unit value at end of period	$2.55	$2.64	$2.25	$2.02	$2.07	$2.01	$1.53	$1.30	$1.38	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	385	488	604	738	1,023	1,416	2,019	2,605	3,655	12,068

RiverSource Signature Select Variable Annuity — Prospectus    207

Table of Contents of the Statement of Additional Information
Calculating Annuity Payouts	p. 3
Rating Agencies	p. 4
Principal Underwriter	p. 4
Service Providers	p. 4
Custodian	p. 5
Independent Registered Public Accounting Firm	p. 5
Condensed Financial Information (Unaudited)	p. 6
Financial Statements

208    RiverSource Signature Select Variable Annuity — Prospectus

RiverSource Life Insurance Company
829 Ameriprise Financial Center
Minneapolis, MN 55474
1-800-333-3437
RiverSource Distributors, Inc. (Distributor), Member FINRA. Issued by RiverSource Life Insurance Company, Minneapolis, Minnesota. ©2008-2019 RiverSource Life Insurance Company. All rights reserved.
45300 CF (4/19)

PART B.

STATEMENT OF ADDITIONAL INFORMATION

FOR

EVERGREEN ESSENTIAL VARIABLE ANNUITY

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

EVERGREEN NEW SOLUTIONS SELECT VARIABLE ANNUITY

EVERGREEN PATHWAYS VARIABLE ANNUITY

EVERGREEN PATHWAYS SELECT VARIABLE ANNUITY

EVERGREEN PRIVILEGE VARIABLE ANNUITY

RIVERSOURCE® ACCESSCHOICE SELECT VARIABLE ANNUITY

RIVERSOURCE® BUILDER SELECT VARIABLE ANNUITY

RIVERSOURCE® ENDEAVOR SELECT VARIABLE ANNUITY

RIVERSOURCE® FLEXCHOICE VARIABLE ANNUITY

RIVERSOURCE® FLEXCHOICE SELECT VARIABLE ANNUITY

RIVERSOURCE® GALAXY PREMIER VARIABLE ANNUITY

RIVERSOURCE® INNOVATIONS VARIABLE ANNUITY

RIVERSOURCE® INNOVATIONS SELECT VARIABLE ANNUITY

RIVERSOURCE® INNOVATIONS CLASSIC VARIABLE ANNUITY

RIVERSOURCE® INNOVATIONS CLASSIC SELECT VARIABLE ANNUITY

RIVERSOURCE® NEW SOLUTIONS VARIABLE ANNUITY

RIVERSOURCE® PINNACLE VARIABLE ANNUITY

RIVERSOURCE® SIGNATURE VARIABLE ANNUITY

RIVERSOURCE® SIGNATURE SELECT VARIABLE ANNUITY

RIVERSOURCE® SIGNATURE ONE VARIABLE ANNUITY

RIVERSOURCE® SIGNATURE ONE SELECT VARIABLE ANNUITY

WELLS FARGO ADVANTAGE VARIABLE ANNUITY

WELLS FARGO ADVANTAGE SELECT VARIABLE ANNUITY

WELLS FARGO ADVANTAGE BUILDER VARIABLE ANNUITY

WELLS FARGO ADVANTAGE CHOICE VARIABLE ANNUITY

WELLS FARGO ADVANTAGE CHOICE SELECT VARIABLE ANNUITY

RIVERSOURCE VARIABLE ANNUITY ACCOUNT

April 29, 2019

RiverSource Variable Annuity Account is a separate account of RiverSource Life Insurance Company (RiverSource Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained from your investment professional, or by writing or calling us at the address and telephone number below. This SAI contains financial information for all the subaccounts of the RiverSource Variable Annuity Account. Not all subaccounts shown will apply to your specific contract.

RiverSource Life Insurance Company

829 Ameriprise Financial Center

Minneapolis, MN 55474

1-800-333-3437

S-6318 CF (4/19)

2	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Calculating Annuity Payouts

VARIABLE ANNUITY PAYOUTS

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout: To compute your first monthly payout, we:

•	determine the dollar value of your contract on the valuation date and deduct any applicable premium tax; then

•	apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payout for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payout by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

Subsequent Payouts: To compute later payouts, we multiply:

•	the annuity unit value on the valuation date; by

•	the fixed number of annuity units credited to you.

Annuity Unit Values: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

•	the net investment factor; and

•	the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

Net Investment Factor: We determine the net investment factor by:

•	adding the fund’s current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

•	dividing that sum by the previous adjusted net asset value per share; and

•	subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

FIXED ANNUITY PAYOUTS

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change.

To calculate your annuity payouts we:

•	take the amount of contract value at the retirement date or the date you selected to begin receiving your annuity payouts and which you want to be applied to fixed annuity payouts; then

•	using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	3

Rating Agencies

We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. The ratings reflect each agency’s estimation of our ability to meet our contractual obligations such as making annuity payouts and paying death benefits and other distributions. As such, the ratings relate to our general account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.

For detailed information on the agency ratings given to RiverSource Life, see “Investor Relations — Financial Information — Credit Ratings” on our website at ameriprise.com or contact your sales representative. You also may view our current ratings by visiting the agency websites directly at:

A.M. Best	www.ambest.com

Moody’s	www.moodys.com

Standard & Poor’s	www.standardandpoors.com

A.M. Best — Rates insurance companies for their financial strength.

Moody’s — Rates insurance companies for their financial strength.

Standard & Poor’s  — Rates insurance companies for their financial strength.

Principal Underwriter

RiverSource Distributors, Inc. (RiverSource Distributors) serves as principal underwriter for the contracts, which it offers on a continuous basis. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority (FINRA). RiverSource Distributors is not required to sell any specific number or dollar amount of securities, but will use its best efforts to sell the securities offered. The contracts are offered to the public through certain securities broker-dealers and through entities that may offer the contracts but are exempt from registration that have entered into selling agreements with RiverSource Life and RiverSource Distributors and whose personnel are legally authorized to sell annuity products. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

The aggregate dollar amount of underwriting commission paid to RiverSource Distributors by RiverSource Life in 2018 was $415,468,042, in 2017 was $399,726,740 and in 2016 was $403,351,214. RiverSource Distributors retains no underwriting commissions from the sale of the contracts.

Service Providers

Our Service Center performs certain administrative services on the contracts and policies we issue. The address and telephone number of our Service Center are listed on the first page of the prospectus.

We also have entered into agreements with the following affiliated entities to provide the identified services in connection with the contracts and policies we issue. The entities engaged by RiverSource Life may change over time. We may modify, terminate, or enter into new arrangements with third party service providers at any time.

Affiliated entities that provide a significant amount of services to RiverSource Life are listed in the table below, along with a description of the services provided and the basis for remuneration.

Name of Service Provider	Services Provided	Basis for Remuneration
Ameriprise Financial, Inc. (“AFI”)	Business affairs management and administrative support related to new business and servicing of existing contracts and policies	Expense allocation based primarily on policies in force, secondarily on policies issued or cash sales (for acquisition expenses).

Ameriprise India Private Limited (“Amp India”)	Administrative support related to new business and servicing of existing contracts and policies	Head count

The aggregate dollar amount paid to AFI by RiverSource Life for the services provided in 2018 was $22,115,947, in 2017 was $23,506,861 and in 2016 was $25,131,033.

The aggregate dollar amount paid to Amp India by RiverSource Life for the services provided in 2018 was $2,380,682, in 2017 was $2,011,469 and in 2016 was $1,717,767.

4	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Custodian

RiverSource Life is the custodian of the assets of RiverSource Variable Annuity Account. RiverSource Life holds these assets for safekeeping, maintains records and accounts relating to the variable account including purchase and redemption transactions, and is responsible for administration of the contracts. RiverSource Life’s principal offices are located at 70100 Ameriprise Financial Center, Minneapolis MN 55474.

Independent Registered Public Accounting Firm

The consolidated financial statements of RiverSource Life Insurance Company and its subsidiaries as of December 31, 2018 and December 31, 2017 and for each of the three years in the period ended December 31, 2018 and the financial statements of each of the divisions of RiverSource Variable Annuity Account as of December 31, 2018 and for the period then ended and the statement of changes in net assets for the period ended December 31, 2017 included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP provides accounting and auditing services to RiverSource Life and the variable account. PricewaterhouseCoopers LLP’s principal business address is 45 South Seventh Street, Suite 3400, Minneapolis MN 55402.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	5

Condensed Financial Information (Unaudited)

The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each subaccount is noted in the parentheses.

Variable account charges of 1.00% of the daily net assets of the variable account.

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AB VPS Balanced Wealth Strategy Portfolio (Class B) (9/26/2008)
Accumulation unit value at beginning of period	$1.73	$1.51	$1.46	$1.46	$1.37	$1.19	$1.06	$1.11	$1.01	$0.82
Accumulation unit value at end of period	$1.60	$1.73	$1.51	$1.46	$1.46	$1.37	$1.19	$1.06	$1.11	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	6	5	17
AB VPS Global Thematic Growth Portfolio (Class B) (5/30/2000)
Accumulation unit value at beginning of period	$0.76	$0.57	$0.58	$0.57	$0.55	$0.45	$0.40	$0.53	$0.45	$0.30
Accumulation unit value at end of period	$0.68	$0.76	$0.57	$0.58	$0.57	$0.55	$0.45	$0.40	$0.53	$0.45
Number of accumulation units outstanding at end of period (000 omitted)	5	33	41	40	44	54	64	89	80	126
AB VPS Growth and Income Portfolio (Class B) (5/30/2000)
Accumulation unit value at beginning of period	$2.37	$2.02	$1.84	$1.83	$1.69	$1.27	$1.09	$1.04	$0.93	$0.78
Accumulation unit value at end of period	$2.21	$2.37	$2.02	$1.84	$1.83	$1.69	$1.27	$1.09	$1.04	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	41	48	70	93	107	169	253	295	416	688
AB VPS International Value Portfolio (Class B) (11/30/2009)
Accumulation unit value at beginning of period	$1.31	$1.05	$1.07	$1.06	$1.14	$0.94	$0.83	$1.04	$1.01	$1.00
Accumulation unit value at end of period	$1.00	$1.31	$1.05	$1.07	$1.06	$1.14	$0.94	$0.83	$1.04	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	4	4	4	18	7
AB VPS Large Cap Growth Portfolio (Class B) (5/30/2000)
Accumulation unit value at beginning of period	$1.59	$1.22	$1.20	$1.09	$0.97	$0.72	$0.62	$0.65	$0.60	$0.44
Accumulation unit value at end of period	$1.61	$1.59	$1.22	$1.20	$1.09	$0.97	$0.72	$0.62	$0.65	$0.60
Number of accumulation units outstanding at end of period (000 omitted)	48	49	56	58	62	115	121	128	210	363
American Century VP Mid Cap Value, Class II (11/30/2009)
Accumulation unit value at beginning of period	$2.70	$2.45	$2.02	$2.07	$1.80	$1.40	$1.22	$1.24	$1.05	$1.00
Accumulation unit value at end of period	$2.33	$2.70	$2.45	$2.02	$2.07	$1.80	$1.40	$1.22	$1.24	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Ultra®, Class II (11/30/2009)
Accumulation unit value at beginning of period	$2.79	$2.13	$2.06	$1.97	$1.81	$1.33	$1.18	$1.19	$1.03	$1.00
Accumulation unit value at end of period	$2.78	$2.79	$2.13	$2.06	$1.97	$1.81	$1.33	$1.18	$1.19	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Value, Class II (11/30/2009)
Accumulation unit value at beginning of period	$2.31	$2.15	$1.81	$1.90	$1.70	$1.31	$1.15	$1.15	$1.03	$1.00
Accumulation unit value at end of period	$2.08	$2.31	$2.15	$1.81	$1.90	$1.70	$1.31	$1.15	$1.15	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
ClearBridge Variable Small Cap Growth Portfolio – Class I (11/30/2009)
Accumulation unit value at beginning of period	$2.89	$2.35	$2.24	$2.37	$2.30	$1.58	$1.33	$1.33	$1.07	$1.00
Accumulation unit value at end of period	$2.96	$2.89	$2.35	$2.24	$2.37	$2.30	$1.58	$1.33	$1.33	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (5/30/2000)
Accumulation unit value at beginning of period	$1.95	$1.72	$1.63	$1.62	$1.49	$1.24	$1.09	$1.08	$0.97	$0.79
Accumulation unit value at end of period	$1.82	$1.95	$1.72	$1.63	$1.62	$1.49	$1.24	$1.09	$1.08	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	16	17	20	22	24	30	51	55	74	235
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (3/17/2006)
Accumulation unit value at beginning of period	$2.10	$1.71	$1.60	$1.60	$1.40	$1.06	$0.94	$0.90	$0.78	$0.63
Accumulation unit value at end of period	$2.00	$2.10	$1.71	$1.60	$1.60	$1.40	$1.06	$0.94	$0.90	$0.78
Number of accumulation units outstanding at end of period (000 omitted)	40	45	51	63	67	83	116	126	203	307
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (5/21/2002)
Accumulation unit value at beginning of period	$2.79	$2.46	$2.19	$2.28	$2.09	$1.67	$1.48	$1.57	$1.36	$1.08
Accumulation unit value at end of period	$2.60	$2.79	$2.46	$2.19	$2.28	$2.09	$1.67	$1.48	$1.57	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	33	37	43	53	55	70	87	130	223	356
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (11/30/2009)
Accumulation unit value at beginning of period	$1.48	$1.02	$0.98	$1.09	$1.12	$1.16	$0.97	$1.24	$1.04	$1.00
Accumulation unit value at end of period	$1.15	$1.48	$1.02	$0.98	$1.09	$1.12	$1.16	$0.97	$1.24	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	2	2	2	12	5
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (5/30/2000)
Accumulation unit value at beginning of period	$1.07	$1.07	$1.08	$1.09	$1.11	$1.12	$1.13	$1.14	$1.15	$1.16
Accumulation unit value at end of period	$1.07	$1.07	$1.07	$1.08	$1.09	$1.11	$1.12	$1.13	$1.14	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	337	352	369	137	161	210	269	341	576	492
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (11/30/2009)
Accumulation unit value at beginning of period	$1.70	$1.62	$1.46	$1.49	$1.46	$1.39	$1.21	$1.16	$1.03	$1.00
Accumulation unit value at end of period	$1.62	$1.70	$1.62	$1.46	$1.49	$1.46	$1.39	$1.21	$1.16	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

6	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (11/30/2009)
Accumulation unit value at beginning of period	$1.66	$1.57	$1.43	$1.46	$1.42	$1.37	$1.20	$1.14	$1.02	$1.00
Accumulation unit value at end of period	$1.58	$1.66	$1.57	$1.43	$1.46	$1.42	$1.37	$1.20	$1.14	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	13	13	14	15	22	23	24	37	15
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (5/21/2002)
Accumulation unit value at beginning of period	$1.63	$1.59	$1.54	$1.55	$1.49	$1.54	$1.44	$1.37	$1.27	$1.12
Accumulation unit value at end of period	$1.62	$1.63	$1.59	$1.54	$1.55	$1.49	$1.54	$1.44	$1.37	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	127	134	136	165	203	245	268	317	645	713
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (5/21/2002)
Accumulation unit value at beginning of period	$2.49	$1.97	$1.96	$1.82	$1.61	$1.25	$1.05	$1.10	$0.95	$0.70
Accumulation unit value at end of period	$2.37	$2.49	$1.97	$1.96	$1.82	$1.61	$1.25	$1.05	$1.10	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	5	5	5	6	6	6	7
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (5/30/2000)
Accumulation unit value at beginning of period	$2.05	$1.71	$1.55	$1.55	$1.38	$1.06	$0.93	$0.92	$0.81	$0.65
Accumulation unit value at end of period	$1.93	$2.05	$1.71	$1.55	$1.55	$1.38	$1.06	$0.93	$0.92	$0.81
Number of accumulation units outstanding at end of period (000 omitted)	117	147	153	176	183	228	258	291	404	521
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (8/30/2002)
Accumulation unit value at beginning of period	$2.94	$2.41	$2.39	$2.29	$2.15	$1.66	$1.51	$1.79	$1.43	$0.89
Accumulation unit value at end of period	$2.77	$2.94	$2.41	$2.39	$2.29	$2.15	$1.66	$1.51	$1.79	$1.43
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	1	1	1	1	1	1
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (11/30/2009)
Accumulation unit value at beginning of period	$2.45	$2.18	$1.93	$2.05	$1.85	$1.36	$1.16	$1.28	$1.05	$1.00
Accumulation unit value at end of period	$2.10	$2.45	$2.18	$1.93	$2.05	$1.85	$1.36	$1.16	$1.28	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Overseas Core Fund (Class 3) (11/30/2009)
Accumulation unit value at beginning of period	$1.55	$1.23	$1.32	$1.27	$1.41	$1.16	$1.00	$1.15	$1.02	$1.00
Accumulation unit value at end of period	$1.28	$1.55	$1.23	$1.32	$1.27	$1.41	$1.16	$1.00	$1.15	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (5/30/2000)
Accumulation unit value at beginning of period	$3.05	$2.74	$2.43	$2.54	$2.42	$1.65	$1.41	$1.56	$1.24	$0.90
Accumulation unit value at end of period	$2.63	$3.05	$2.74	$2.43	$2.54	$2.42	$1.65	$1.41	$1.56	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	9
Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (11/30/2009)
Accumulation unit value at beginning of period	$2.54	$2.25	$1.71	$1.85	$1.81	$1.36	$1.24	$1.33	$1.06	$1.00
Accumulation unit value at end of period	$2.06	$2.54	$2.25	$1.71	$1.85	$1.81	$1.36	$1.24	$1.33	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	6	6	6	30	14
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (5/30/2000)
Accumulation unit value at beginning of period	$1.38	$1.35	$1.33	$1.33	$1.27	$1.31	$1.30	$1.29	$1.27	$1.22
Accumulation unit value at end of period	$1.39	$1.38	$1.35	$1.33	$1.33	$1.27	$1.31	$1.30	$1.29	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	26	27	70	68	74	85	132	158	313	373
Credit Suisse Trust – Commodity Return Strategy Portfolio (11/30/2009)
Accumulation unit value at beginning of period	$0.60	$0.60	$0.54	$0.73	$0.88	$1.00	$1.03	$1.19	$1.03	$1.00
Accumulation unit value at end of period	$0.53	$0.60	$0.60	$0.54	$0.73	$0.88	$1.00	$1.03	$1.19	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 3) (11/30/2009)
Accumulation unit value at beginning of period	$1.24	$1.22	$1.13	$1.16	$1.08	$1.16	$1.10	$1.01	$0.98	$1.00
Accumulation unit value at end of period	$1.22	$1.24	$1.22	$1.13	$1.16	$1.08	$1.16	$1.10	$1.01	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	43	43	45	46	56	56	54	46	17
CTIVP® – Loomis Sayles Growth Fund (Class 1) (4/29/2016)
Accumulation unit value at beginning of period	$1.39	$1.06	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.39	$1.06	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVP® – MFS® Blended Research® Core Equity Fund (Class 3) (11/30/2009)
Accumulation unit value at beginning of period	$2.15	$1.80	$1.66	$1.67	$1.51	$1.19	$1.08	$1.13	$1.03	$1.00
Accumulation unit value at end of period	$1.95	$2.15	$1.80	$1.66	$1.67	$1.51	$1.19	$1.08	$1.13	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	9	9	9	48	20
CTIVP® – Victory Sycamore Established Value Fund (Class 3) (11/30/2009)
Accumulation unit value at beginning of period	$2.79	$2.44	$2.04	$2.06	$1.86	$1.38	$1.19	$1.29	$1.07	$1.00
Accumulation unit value at end of period	$2.49	$2.79	$2.44	$2.04	$2.06	$1.86	$1.38	$1.19	$1.29	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (11/30/2009)
Accumulation unit value at beginning of period	$1.49	$1.19	$1.27	$1.27	$1.32	$1.14	$0.93	$1.11	$1.02	$1.00
Accumulation unit value at end of period	$1.24	$1.49	$1.19	$1.27	$1.27	$1.32	$1.14	$0.93	$1.11	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	7

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (11/30/2009)
Accumulation unit value at beginning of period	$1.21	$0.96	$0.98	$1.02	$1.14	$0.94	$0.84	$1.05	$1.02	$1.00
Accumulation unit value at end of period	$1.00	$1.21	$0.96	$0.98	$1.02	$1.14	$0.94	$0.84	$1.05	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Eaton Vance VT Floating-Rate Income Fund – Initial Class (11/30/2009)
Accumulation unit value at beginning of period	$1.32	$1.29	$1.20	$1.22	$1.23	$1.19	$1.12	$1.11	$1.02	$1.00
Accumulation unit value at end of period	$1.31	$1.32	$1.29	$1.20	$1.22	$1.23	$1.19	$1.12	$1.11	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	16	16	17	18	20	21	21	19	6
Fidelity® VIP Contrafund® Portfolio Service Class (5/30/2000)
Accumulation unit value at beginning of period	$2.96	$2.46	$2.30	$2.31	$2.09	$1.61	$1.40	$1.45	$1.25	$0.93
Accumulation unit value at end of period	$2.74	$2.96	$2.46	$2.30	$2.31	$2.09	$1.61	$1.40	$1.45	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	18	20	29	31	34	80	115	127	126	184
Fidelity® VIP Contrafund® Portfolio Service Class 2 (5/21/2002)
Accumulation unit value at beginning of period	$3.30	$2.74	$2.57	$2.58	$2.34	$1.80	$1.57	$1.63	$1.41	$1.05
Accumulation unit value at end of period	$3.05	$3.30	$2.74	$2.57	$2.58	$2.34	$1.80	$1.57	$1.63	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	140	152	228	235	267	279	363	447	873	1,505
Fidelity® VIP Growth Portfolio Service Class 2 (5/21/2002)
Accumulation unit value at beginning of period	$2.62	$1.96	$1.97	$1.86	$1.69	$1.26	$1.11	$1.12	$0.91	$0.72
Accumulation unit value at end of period	$2.58	$2.62	$1.96	$1.97	$1.86	$1.69	$1.26	$1.11	$1.12	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	12	14	15	22	26	29	37	37	48	79
Fidelity® VIP High Income Portfolio Service Class (5/30/2000)
Accumulation unit value at beginning of period	$1.90	$1.79	$1.58	$1.66	$1.66	$1.58	$1.40	$1.36	$1.21	$0.85
Accumulation unit value at end of period	$1.81	$1.90	$1.79	$1.58	$1.66	$1.66	$1.58	$1.40	$1.36	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	23	26	29	37	42	54	61	68	80	148
Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (11/30/2009)
Accumulation unit value at beginning of period	$1.24	$1.21	$1.17	$1.19	$1.14	$1.17	$1.12	$1.06	$0.99	$1.00
Accumulation unit value at end of period	$1.22	$1.24	$1.21	$1.17	$1.19	$1.14	$1.17	$1.12	$1.06	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	3	3	3	28	9
Fidelity® VIP Mid Cap Portfolio Service Class (5/30/2000)
Accumulation unit value at beginning of period	$5.07	$4.24	$3.82	$3.92	$3.73	$2.77	$2.44	$2.76	$2.16	$1.56
Accumulation unit value at end of period	$4.28	$5.07	$4.24	$3.82	$3.92	$3.73	$2.77	$2.44	$2.76	$2.16
Number of accumulation units outstanding at end of period (000 omitted)	5	5	6	12	12	20	25	44	71	129
Fidelity® VIP Mid Cap Portfolio Service Class 2 (5/21/2002)
Accumulation unit value at beginning of period	$4.08	$3.42	$3.09	$3.17	$3.02	$2.24	$1.98	$2.24	$1.76	$1.27
Accumulation unit value at end of period	$3.44	$4.08	$3.42	$3.09	$3.17	$3.02	$2.24	$1.98	$2.24	$1.76
Number of accumulation units outstanding at end of period (000 omitted)	72	76	105	133	156	170	183	212	350	628
Fidelity® VIP Overseas Portfolio Service Class 2 (5/21/2002)
Accumulation unit value at beginning of period	$2.07	$1.61	$1.72	$1.68	$1.85	$1.44	$1.21	$1.47	$1.32	$1.06
Accumulation unit value at end of period	$1.74	$2.07	$1.61	$1.72	$1.68	$1.85	$1.44	$1.21	$1.47	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	7	7	10	10	11	16	16	16	62	122
Franklin Global Real Estate VIP Fund – Class 2 (5/21/2002)
Accumulation unit value at beginning of period	$2.04	$1.87	$1.88	$1.89	$1.66	$1.63	$1.30	$1.39	$1.16	$0.98
Accumulation unit value at end of period	$1.89	$2.04	$1.87	$1.88	$1.89	$1.66	$1.63	$1.30	$1.39	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	22	23	28	31	32	39	41	44	76	95
Franklin Income VIP Fund – Class 2 (11/30/2009)
Accumulation unit value at beginning of period	$1.73	$1.59	$1.41	$1.53	$1.48	$1.31	$1.18	$1.16	$1.04	$1.00
Accumulation unit value at end of period	$1.64	$1.73	$1.59	$1.41	$1.53	$1.48	$1.31	$1.18	$1.16	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	12	13	14	15	15	17	18	2	—
Franklin Mutual Shares VIP Fund – Class 2 (5/30/2000)
Accumulation unit value at beginning of period	$2.72	$2.54	$2.21	$2.35	$2.21	$1.74	$1.54	$1.57	$1.43	$1.14
Accumulation unit value at end of period	$2.45	$2.72	$2.54	$2.21	$2.35	$2.21	$1.74	$1.54	$1.57	$1.43
Number of accumulation units outstanding at end of period (000 omitted)	206	224	281	349	401	494	606	716	1,184	1,983
Franklin Small Cap Value VIP Fund – Class 2 (5/21/2002)
Accumulation unit value at beginning of period	$3.23	$2.95	$2.29	$2.49	$2.51	$1.86	$1.58	$1.66	$1.31	$1.02
Accumulation unit value at end of period	$2.79	$3.23	$2.95	$2.29	$2.49	$2.51	$1.86	$1.58	$1.66	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	38	40	43	40	55	56	74	88	114	219
Franklin Small-Mid Cap Growth VIP Fund – Class 2 (5/30/2000)
Accumulation unit value at beginning of period	$1.81	$1.50	$1.46	$1.51	$1.42	$1.04	$0.95	$1.00	$0.79	$0.56
Accumulation unit value at end of period	$1.69	$1.81	$1.50	$1.46	$1.51	$1.42	$1.04	$0.95	$1.00	$0.79
Number of accumulation units outstanding at end of period (000 omitted)	23	24	36	39	45	80	98	124	284	441
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (11/30/2009)
Accumulation unit value at beginning of period	$2.33	$2.12	$1.89	$2.10	$1.86	$1.42	$1.21	$1.30	$1.05	$1.00
Accumulation unit value at end of period	$2.07	$2.33	$2.12	$1.89	$2.10	$1.86	$1.42	$1.21	$1.30	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	2	2	2	11	5

8	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (11/30/2009)
Accumulation unit value at beginning of period	$2.78	$2.26	$2.06	$2.08	$1.81	$1.33	$1.17	$1.14	$1.02	$1.00
Accumulation unit value at end of period	$2.58	$2.78	$2.26	$2.06	$2.08	$1.81	$1.33	$1.17	$1.14	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. American Franchise Fund, Series I Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.91	$1.52	$1.50	$1.44	$1.34	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$1.83	$1.91	$1.52	$1.50	$1.44	$1.34	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	4	4	5	6	6	17	—	—	—
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.89	$1.50	$1.49	$1.43	$1.34	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$1.80	$1.89	$1.50	$1.49	$1.43	$1.34	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	8	8	8	8	8	8	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (8/30/2002)
Accumulation unit value at beginning of period	$3.25	$2.79	$2.41	$2.59	$2.40	$1.79	$1.52	$1.57	$1.37	$1.08
Accumulation unit value at end of period	$2.82	$3.25	$2.79	$2.41	$2.59	$2.40	$1.79	$1.52	$1.57	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	5	16	19	27	29	77	120
Invesco V.I. Core Equity Fund, Series I Shares (4/28/2006)
Accumulation unit value at beginning of period	$1.93	$1.72	$1.58	$1.69	$1.58	$1.23	$1.09	$1.11	$1.02	$0.80
Accumulation unit value at end of period	$1.73	$1.93	$1.72	$1.58	$1.69	$1.58	$1.23	$1.09	$1.11	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	17	18	20	22	24	36	39	52	33	39
Invesco V.I. Core Equity Fund, Series II Shares (4/28/2006)
Accumulation unit value at beginning of period	$1.87	$1.68	$1.54	$1.65	$1.55	$1.21	$1.08	$1.09	$1.01	$0.80
Accumulation unit value at end of period	$1.68	$1.87	$1.68	$1.54	$1.65	$1.55	$1.21	$1.08	$1.09	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	2	2	2	2	2	9
Invesco V.I. Growth and Income Fund, Series II Shares (8/30/2002)
Accumulation unit value at beginning of period	$3.22	$2.85	$2.41	$2.52	$2.31	$1.75	$1.54	$1.59	$1.44	$1.17
Accumulation unit value at end of period	$2.75	$3.22	$2.85	$2.41	$2.52	$2.31	$1.75	$1.54	$1.59	$1.44
Number of accumulation units outstanding at end of period (000 omitted)	1	1	2	5	10	12	12	13	216	263
Invesco V.I. Health Care Fund, Series II Shares (11/30/2009)
Accumulation unit value at beginning of period	$2.23	$1.94	$2.22	$2.18	$1.85	$1.33	$1.12	$1.09	$1.04	$1.00
Accumulation unit value at end of period	$2.22	$2.23	$1.94	$2.22	$2.18	$1.85	$1.33	$1.12	$1.09	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	5	5	5	5	6	8	10	2	—
Invesco V.I. International Growth Fund, Series II Shares (11/30/2009)
Accumulation unit value at beginning of period	$1.61	$1.33	$1.35	$1.40	$1.41	$1.20	$1.05	$1.14	$1.03	$1.00
Accumulation unit value at end of period	$1.35	$1.61	$1.33	$1.35	$1.40	$1.41	$1.20	$1.05	$1.14	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	7	7	8	36	15
Invesco V.I. Mid Cap Growth Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.70	$1.40	$1.41	$1.41	$1.32	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.58	$1.70	$1.40	$1.41	$1.41	$1.32	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	5	5	14	16	15	23	—	—	—
Invesco V.I. Value Opportunities Fund, Series II Shares (5/21/2002)
Accumulation unit value at beginning of period	$1.76	$1.52	$1.30	$1.47	$1.39	$1.06	$0.91	$0.95	$0.90	$0.61
Accumulation unit value at end of period	$1.41	$1.76	$1.52	$1.30	$1.47	$1.39	$1.06	$0.91	$0.95	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	87	92	123	145	165	207	240	297	468	748
Janus Henderson VIT Research Portfolio: Service Shares (11/30/2009)
Accumulation unit value at beginning of period	$2.41	$1.90	$1.92	$1.84	$1.65	$1.28	$1.10	$1.17	$1.04	$1.00
Accumulation unit value at end of period	$2.31	$2.41	$1.90	$1.92	$1.84	$1.65	$1.28	$1.10	$1.17	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	8	8	8	39	17
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (3/27/2015)
Accumulation unit value at beginning of period	$1.30	$1.02	$0.98	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.29	$1.30	$1.02	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	10	11	12	—	—	—	—	—	—
MFS® New Discovery Series – Service Class (5/30/2000)
Accumulation unit value at beginning of period	$2.41	$1.93	$1.79	$1.85	$2.01	$1.44	$1.20	$1.36	$1.01	$0.63
Accumulation unit value at end of period	$2.34	$2.41	$1.93	$1.79	$1.85	$2.01	$1.44	$1.20	$1.36	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	8	10	21	28	31	32	35	54	137	197
MFS® Total Return Series – Service Class (5/30/2000)
Accumulation unit value at beginning of period	$2.40	$2.17	$2.01	$2.04	$1.91	$1.62	$1.48	$1.47	$1.35	$1.16
Accumulation unit value at end of period	$2.24	$2.40	$2.17	$2.01	$2.04	$1.91	$1.62	$1.48	$1.47	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	158	166	265	287	342	507	584	662	1,080	1,849
MFS® Utilities Series – Service Class (5/21/2002)
Accumulation unit value at beginning of period	$4.29	$3.78	$3.43	$4.07	$3.65	$3.07	$2.74	$2.60	$2.31	$1.76
Accumulation unit value at end of period	$4.28	$4.29	$3.78	$3.43	$4.07	$3.65	$3.07	$2.74	$2.60	$2.31
Number of accumulation units outstanding at end of period (000 omitted)	9	10	10	12	13	14	17	18	23	33

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	9

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (11/30/2009)
Accumulation unit value at beginning of period	$1.77	$1.63	$1.60	$1.63	$1.45	$1.43	$1.11	$1.25	$1.03	$1.00
Accumulation unit value at end of period	$1.61	$1.77	$1.63	$1.60	$1.63	$1.45	$1.43	$1.11	$1.25	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	12	13	13	13	16	17	20	7	3
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares (11/30/2009)
Accumulation unit value at beginning of period	$2.11	$1.54	$1.71	$1.83	$1.82	$1.34	$1.24	$1.35	$1.03	$1.00
Accumulation unit value at end of period	$2.31	$2.11	$1.54	$1.71	$1.83	$1.82	$1.34	$1.24	$1.35	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I Shares (8/30/2002)
Accumulation unit value at beginning of period	$3.94	$3.86	$3.65	$3.61	$2.81	$2.78	$2.42	$2.31	$1.80	$1.41
Accumulation unit value at end of period	$3.60	$3.94	$3.86	$3.65	$3.61	$2.81	$2.78	$2.42	$2.31	$1.80
Number of accumulation units outstanding at end of period (000 omitted)	1	1	2	2	6	7	3	3	4	4
Oppenheimer Capital Appreciation Fund/VA, Service Shares* (5/21/2002)
Accumulation unit value at beginning of period	$2.20	$1.76	$1.82	$1.78	$1.56	$1.22	$1.08	$1.11	$1.03	$0.72
Accumulation unit value at end of period	$2.05	$2.20	$1.76	$1.82	$1.78	$1.56	$1.22	$1.08	$1.11	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	23	27	30	34	56	59	53	64	217	274
*Oppenheimer Capital Appreciation Fund/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Capital Appreciation Fund, Series II Shares on or about May 24, 2019.
Oppenheimer Global Fund/VA, Service Shares* (5/21/2002)
Accumulation unit value at beginning of period	$3.10	$2.30	$2.32	$2.27	$2.24	$1.78	$1.49	$1.64	$1.44	$1.04
Accumulation unit value at end of period	$2.66	$3.10	$2.30	$2.32	$2.27	$2.24	$1.78	$1.49	$1.64	$1.44
Number of accumulation units outstanding at end of period (000 omitted)	15	19	24	26	38	41	44	57	110	210
*Oppenheimer Global Fund/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Global Fund, Series II Shares on or about May 24, 2019.
Oppenheimer Global Strategic Income Fund/VA, Service Shares* (5/21/2002)
Accumulation unit value at beginning of period	$2.03	$1.93	$1.83	$1.90	$1.87	$1.90	$1.69	$1.70	$1.50	$1.28
Accumulation unit value at end of period	$1.91	$2.03	$1.93	$1.83	$1.90	$1.87	$1.90	$1.69	$1.70	$1.50
Number of accumulation units outstanding at end of period (000 omitted)	98	118	196	213	247	291	334	365	704	1,221
*Oppenheimer Global Strategic Income Fund/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares on or about May 24, 2019.
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares* (5/21/2002)
Accumulation unit value at beginning of period	$3.46	$3.07	$2.63	$2.83	$2.56	$1.84	$1.58	$1.63	$1.34	$0.99
Accumulation unit value at end of period	$3.06	$3.46	$3.07	$2.63	$2.83	$2.56	$1.84	$1.58	$1.63	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	27	29	43	46	51	68	68	76	117	205
*Oppenheimer Main Street Small Cap Fund®/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares on or about May 24, 2019.
PIMCO VIT All Asset Portfolio, Advisor Class (11/30/2009)
Accumulation unit value at beginning of period	$1.42	$1.26	$1.13	$1.26	$1.26	$1.28	$1.12	$1.11	$0.99	$1.00
Accumulation unit value at end of period	$1.33	$1.42	$1.26	$1.13	$1.26	$1.26	$1.28	$1.12	$1.11	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	6	6	6	24	12
Putnam VT Equity Income Fund – Class IB Shares (5/12/2017)
Accumulation unit value at beginning of period	$1.12	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.12	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	39	40	—	—	—	—	—	—	—	—
Putnam VT Global Health Care Fund – Class IB Shares (8/30/2002)
Accumulation unit value at beginning of period	$3.18	$2.78	$3.17	$2.97	$2.35	$1.68	$1.38	$1.41	$1.39	$1.12
Accumulation unit value at end of period	$3.12	$3.18	$2.78	$3.17	$2.97	$2.35	$1.68	$1.38	$1.41	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	3	3	3	8
Putnam VT International Equity Fund – Class IB Shares (5/21/2002)
Accumulation unit value at beginning of period	$1.83	$1.46	$1.51	$1.52	$1.65	$1.30	$1.08	$1.31	$1.20	$0.97
Accumulation unit value at end of period	$1.46	$1.83	$1.46	$1.51	$1.52	$1.65	$1.30	$1.08	$1.31	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	43	48	53	62	67	80	105	117	210	300
Putnam VT International Growth Fund – Class IB Shares (5/30/2000)
Accumulation unit value at beginning of period	$1.30	$0.98	$1.06	$1.05	$1.14	$0.94	$0.78	$0.96	$0.87	$0.63
Accumulation unit value at end of period	$1.05	$1.30	$0.98	$1.06	$1.05	$1.14	$0.94	$0.78	$0.96	$0.87
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	16
Putnam VT Research Fund – Class IB Shares (5/21/2002)
Accumulation unit value at beginning of period	$2.49	$2.04	$1.87	$1.92	$1.69	$1.28	$1.09	$1.13	$0.98	$0.74
Accumulation unit value at end of period	$2.35	$2.49	$2.04	$1.87	$1.92	$1.69	$1.28	$1.09	$1.13	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	2	3	3	3	3	3
Putnam VT Sustainable Leaders Fund – Class IB Shares (9/24/2010)
Accumulation unit value at beginning of period	$2.51	$1.96	$1.84	$1.86	$1.66	$1.23	$1.06	$1.13	$1.00	—
Accumulation unit value at end of period	$2.45	$2.51	$1.96	$1.84	$1.86	$1.66	$1.23	$1.06	$1.13	—
Number of accumulation units outstanding at end of period (000 omitted)	10	10	10	10	10	15	15	15	21	—

10	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Templeton Developing Markets VIP Fund – Class 2 (5/30/2000)
Accumulation unit value at beginning of period	$2.98	$2.14	$1.84	$2.32	$2.55	$2.60	$2.32	$2.79	$2.40	$1.40
Accumulation unit value at end of period	$2.48	$2.98	$2.14	$1.84	$2.32	$2.55	$2.60	$2.32	$2.79	$2.40
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Templeton Foreign VIP Fund – Class 2 (5/30/2000)
Accumulation unit value at beginning of period	$1.70	$1.47	$1.39	$1.50	$1.70	$1.40	$1.20	$1.35	$1.26	$0.93
Accumulation unit value at end of period	$1.42	$1.70	$1.47	$1.39	$1.50	$1.70	$1.40	$1.20	$1.35	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	26	30	39	47	72	83	110	170	251	583
Templeton Global Bond VIP Fund – Class 2 (11/30/2009)
Accumulation unit value at beginning of period	$1.26	$1.25	$1.22	$1.29	$1.28	$1.27	$1.12	$1.14	$1.01	$1.00
Accumulation unit value at end of period	$1.27	$1.26	$1.25	$1.22	$1.29	$1.28	$1.27	$1.12	$1.14	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	17	16	17	17	20	21	22	28	9
Templeton Growth VIP Fund – Class 2 (11/30/2009)
Accumulation unit value at beginning of period	$1.77	$1.51	$1.39	$1.50	$1.56	$1.20	$1.00	$1.09	$1.02	$1.00
Accumulation unit value at end of period	$1.49	$1.77	$1.51	$1.39	$1.50	$1.56	$1.20	$1.00	$1.09	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.83	$1.56	$1.49	$1.51	$1.45	$1.21	$1.08	$1.12	$1.00	—
Accumulation unit value at end of period	$1.66	$1.83	$1.56	$1.49	$1.51	$1.45	$1.21	$1.08	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	6,782	7,098	8,425	9,824	10,001	10,780	10,783	12,384	13,419	—
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.84	$1.56	$1.49	$1.51	$1.45	$1.21	$1.08	$1.12	$1.00	—
Accumulation unit value at end of period	$1.66	$1.84	$1.56	$1.49	$1.51	$1.45	$1.21	$1.08	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	7,896	8,908	9,907	11,040	11,223	13,472	14,276	15,343	15,181	—
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.29	$1.21	$1.18	$1.20	$1.16	$1.13	$1.07	$1.04	$1.00	—
Accumulation unit value at end of period	$1.24	$1.29	$1.21	$1.18	$1.20	$1.16	$1.13	$1.07	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	1,464	1,773	2,140	2,489	2,838	2,795	5,340	5,679	5,530	—
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.29	$1.21	$1.18	$1.20	$1.16	$1.13	$1.07	$1.04	$1.00	—
Accumulation unit value at end of period	$1.24	$1.29	$1.21	$1.18	$1.20	$1.16	$1.13	$1.07	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	2,795	2,388	3,035	2,086	2,230	2,460	5,795	5,420	2,526	—
Variable Portfolio – Managed Risk Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.04	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.04	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.10	$1.03	$1.01	$1.03	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.10	$1.03	$1.01	$1.03	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	518	1,153	1,806	1,422	268	139	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.14	$1.04	$1.02	$1.05	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.08	$1.14	$1.04	$1.02	$1.05	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,716	1,929	2,357	1,835	1,848	1,103	—	—	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.22	$1.05	$1.02	$1.07	$1.03	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.22	$1.05	$1.02	$1.07	$1.03	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16,941	17,096	17,840	19,476	18,459	5,412	—	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.18	$1.05	$1.02	$1.06	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.18	$1.05	$1.02	$1.06	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12,547	13,537	14,245	14,868	16,033	4,884	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.56	$1.39	$1.35	$1.37	$1.31	$1.19	$1.09	$1.09	$1.00	—
Accumulation unit value at end of period	$1.46	$1.56	$1.39	$1.35	$1.37	$1.31	$1.19	$1.09	$1.09	—
Number of accumulation units outstanding at end of period (000 omitted)	53,258	56,898	57,235	56,750	57,106	59,562	58,269	57,387	56,613	—
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.56	$1.40	$1.35	$1.37	$1.32	$1.19	$1.09	$1.09	$1.00	—
Accumulation unit value at end of period	$1.46	$1.56	$1.40	$1.35	$1.37	$1.32	$1.19	$1.09	$1.09	—
Number of accumulation units outstanding at end of period (000 omitted)	43,182	44,242	44,584	45,547	46,870	53,663	55,694	56,777	57,303	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	11

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.70	$1.48	$1.42	$1.44	$1.39	$1.21	$1.08	$1.11	$1.00	—
Accumulation unit value at end of period	$1.56	$1.70	$1.48	$1.42	$1.44	$1.39	$1.21	$1.08	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	15,342	17,302	19,789	23,517	27,918	34,568	37,012	40,955	40,503	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.70	$1.48	$1.42	$1.44	$1.39	$1.21	$1.09	$1.11	$1.00	—
Accumulation unit value at end of period	$1.57	$1.70	$1.48	$1.42	$1.44	$1.39	$1.21	$1.09	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	21,658	25,200	28,755	31,840	33,799	37,933	36,928	40,197	41,590	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.42	$1.30	$1.26	$1.28	$1.23	$1.16	$1.08	$1.07	$1.00	—
Accumulation unit value at end of period	$1.34	$1.42	$1.30	$1.26	$1.28	$1.23	$1.16	$1.08	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	5,084	5,983	6,463	7,003	8,845	11,466	16,343	15,369	12,869	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.42	$1.30	$1.26	$1.28	$1.23	$1.16	$1.08	$1.07	$1.00	—
Accumulation unit value at end of period	$1.35	$1.42	$1.30	$1.26	$1.28	$1.23	$1.16	$1.08	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	7,076	8,286	8,017	8,602	9,540	12,505	16,620	15,201	16,063	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (5/21/2002)
Accumulation unit value at beginning of period	$2.87	$2.71	$2.18	$2.43	$2.40	$1.80	$1.60	$1.69	$1.38	$1.02
Accumulation unit value at end of period	$2.46	$2.87	$2.71	$2.18	$2.43	$2.40	$1.80	$1.60	$1.69	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	16	17	18	22	23	27	33	35	45	62
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.11	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.11	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	113	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.21	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.21	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,885	1,443	660	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.16	$1.02	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.16	$1.02	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	494	314	61	—	—	—	—	—	—	—
Wanger International (11/30/2009)
Accumulation unit value at beginning of period	$1.89	$1.43	$1.47	$1.48	$1.57	$1.29	$1.07	$1.27	$1.03	$1.00
Accumulation unit value at end of period	$1.54	$1.89	$1.43	$1.47	$1.48	$1.57	$1.29	$1.07	$1.27	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	2	2	2	15	5
Wanger USA (11/30/2009)
Accumulation unit value at beginning of period	$2.69	$2.27	$2.02	$2.05	$1.98	$1.49	$1.26	$1.32	$1.08	$1.00
Accumulation unit value at end of period	$2.63	$2.69	$2.27	$2.02	$2.05	$1.98	$1.49	$1.26	$1.32	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	2	2	2	10	5
Wells Fargo VT International Equity Fund – Class 1 (12/8/2003)
Accumulation unit value at beginning of period	$2.10	$1.69	$1.66	$1.64	$1.75	$1.47	$1.31	$1.51	$1.31	$1.14
Accumulation unit value at end of period	$1.72	$2.10	$1.69	$1.66	$1.64	$1.75	$1.47	$1.31	$1.51	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	3	4	4	5	7	13	14	18	20	31
Wells Fargo VT International Equity Fund – Class 2 (7/31/2002)
Accumulation unit value at beginning of period	$2.34	$1.90	$1.86	$1.84	$1.97	$1.66	$1.48	$1.72	$1.49	$1.30
Accumulation unit value at end of period	$1.92	$2.34	$1.90	$1.86	$1.84	$1.97	$1.66	$1.48	$1.72	$1.49
Number of accumulation units outstanding at end of period (000 omitted)	43	47	54	63	72	96	122	140	192	237
Wells Fargo VT Omega Growth Fund – Class 1 (5/30/2000)
Accumulation unit value at beginning of period	$2.35	$1.76	$1.76	$1.75	$1.70	$1.22	$1.02	$1.09	$0.92	$0.65
Accumulation unit value at end of period	$2.34	$2.35	$1.76	$1.76	$1.75	$1.70	$1.22	$1.02	$1.09	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	9	9	10	11	12	27	28	48	71	95
Wells Fargo VT Omega Growth Fund – Class 2 (7/31/2002)
Accumulation unit value at beginning of period	$4.28	$3.21	$3.23	$3.22	$3.13	$2.26	$1.89	$2.03	$1.71	$1.20
Accumulation unit value at end of period	$4.25	$4.28	$3.21	$3.23	$3.22	$3.13	$2.26	$1.89	$2.03	$1.71
Number of accumulation units outstanding at end of period (000 omitted)	151	154	161	174	191	204	227	241	292	314
Wells Fargo VT Opportunity Fund – Class 1 (8/26/2011)
Accumulation unit value at beginning of period	$2.19	$1.83	$1.65	$1.71	$1.56	$1.20	$1.05	$1.00	—	—
Accumulation unit value at end of period	$2.02	$2.19	$1.83	$1.65	$1.71	$1.56	$1.20	$1.05	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	5	6	8	11	14	18	22	—	—
Wells Fargo VT Opportunity Fund – Class 2 (8/26/2011)
Accumulation unit value at beginning of period	$2.16	$1.81	$1.63	$1.70	$1.55	$1.20	$1.05	$1.00	—	—
Accumulation unit value at end of period	$1.98	$2.16	$1.81	$1.63	$1.70	$1.55	$1.20	$1.05	—	—
Number of accumulation units outstanding at end of period (000 omitted)	133	144	178	240	277	356	442	504	—	—

12	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Wells Fargo VT Small Cap Growth Fund – Class 2 (7/16/2010)
Accumulation unit value at beginning of period	$2.38	$1.91	$1.79	$1.86	$1.92	$1.29	$1.21	$1.28	$1.00	—
Accumulation unit value at end of period	$2.39	$2.38	$1.91	$1.79	$1.86	$1.92	$1.29	$1.21	$1.28	—
Number of accumulation units outstanding at end of period (000 omitted)	20	22	26	29	32	39	50	51	65	—

Variable account charges of 1.05% of the daily net assets of the variable account.

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AB VPS Balanced Wealth Strategy Portfolio (Class B) (9/26/2008)
Accumulation unit value at beginning of period	$1.72	$1.50	$1.45	$1.45	$1.37	$1.19	$1.06	$1.11	$1.01	$0.82
Accumulation unit value at end of period	$1.59	$1.72	$1.50	$1.45	$1.45	$1.37	$1.19	$1.06	$1.11	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (5/1/2007)
Accumulation unit value at beginning of period	$1.54	$1.14	$1.16	$1.15	$1.10	$0.91	$0.81	$1.07	$0.91	$0.60
Accumulation unit value at end of period	$1.37	$1.54	$1.14	$1.16	$1.15	$1.10	$0.91	$0.81	$1.07	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	1	1	1	4	10	10	10
AB VPS Growth and Income Portfolio (Class B) (5/1/2006)
Accumulation unit value at beginning of period	$2.03	$1.73	$1.58	$1.57	$1.45	$1.09	$0.94	$0.89	$0.80	$0.67
Accumulation unit value at end of period	$1.89	$2.03	$1.73	$1.58	$1.57	$1.45	$1.09	$0.94	$0.89	$0.80
Number of accumulation units outstanding at end of period (000 omitted)	13	17	17	49	53	55	61	64	71	36
AB VPS International Value Portfolio (Class B) (5/1/2006)
Accumulation unit value at beginning of period	$0.93	$0.75	$0.76	$0.75	$0.81	$0.67	$0.59	$0.74	$0.72	$0.54
Accumulation unit value at end of period	$0.71	$0.93	$0.75	$0.76	$0.75	$0.81	$0.67	$0.59	$0.74	$0.72
Number of accumulation units outstanding at end of period (000 omitted)	45	47	63	83	109	137	178	190	193	14,182
American Century VP Inflation Protection, Class II (5/1/2006)
Accumulation unit value at beginning of period	$1.36	$1.32	$1.28	$1.33	$1.30	$1.43	$1.35	$1.22	$1.17	$1.08
Accumulation unit value at end of period	$1.31	$1.36	$1.32	$1.28	$1.33	$1.30	$1.43	$1.35	$1.22	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	7	23	130	—	—
American Century VP International, Class II (5/1/2006)
Accumulation unit value at beginning of period	$1.44	$1.11	$1.19	$1.20	$1.28	$1.06	$0.89	$1.02	$0.91	$0.69
Accumulation unit value at end of period	$1.21	$1.44	$1.11	$1.19	$1.20	$1.28	$1.06	$0.89	$1.02	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Mid Cap Value, Class II (5/1/2007)
Accumulation unit value at beginning of period	$2.22	$2.01	$1.65	$1.70	$1.48	$1.15	$1.00	$1.02	$0.86	$0.67
Accumulation unit value at end of period	$1.91	$2.22	$2.01	$1.65	$1.70	$1.48	$1.15	$1.00	$1.02	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	3	3	—	—	—	—
American Century VP Ultra®, Class II (5/1/2006)
Accumulation unit value at beginning of period	$2.38	$1.82	$1.77	$1.68	$1.55	$1.14	$1.02	$1.02	$0.89	$0.67
Accumulation unit value at end of period	$2.37	$2.38	$1.82	$1.77	$1.68	$1.55	$1.14	$1.02	$1.02	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	9	9	9	8	8	11
American Century VP Value, Class II (5/1/2006)
Accumulation unit value at beginning of period	$2.01	$1.87	$1.57	$1.65	$1.48	$1.14	$1.00	$1.01	$0.90	$0.76
Accumulation unit value at end of period	$1.80	$2.01	$1.87	$1.57	$1.65	$1.48	$1.14	$1.00	$1.01	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	4	2	2	6	6	7
ClearBridge Variable Small Cap Growth Portfolio – Class I (5/1/2007)
Accumulation unit value at beginning of period	$2.30	$1.87	$1.79	$1.89	$1.83	$1.26	$1.07	$1.06	$0.86	$0.61
Accumulation unit value at end of period	$2.35	$2.30	$1.87	$1.79	$1.89	$1.83	$1.26	$1.07	$1.06	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	1	2	2	2	4	7	4	4	9	20
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$2.08	$1.69	$1.59	$1.59	$1.40	$1.06	$0.94	$0.90	$0.77	$0.63
Accumulation unit value at end of period	$1.98	$2.08	$1.69	$1.59	$1.59	$1.40	$1.06	$0.94	$0.90	$0.77
Number of accumulation units outstanding at end of period (000 omitted)	—	—	15	15	15	30	30	30	30	28
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.73	$1.53	$1.36	$1.41	$1.30	$1.03	$0.92	$0.98	$0.84	$0.67
Accumulation unit value at end of period	$1.61	$1.73	$1.53	$1.36	$1.41	$1.30	$1.03	$0.92	$0.98	$0.84
Number of accumulation units outstanding at end of period (000 omitted)	28	34	44	88	117	189	237	271	304	38,327
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.72	$1.18	$1.14	$1.27	$1.31	$1.35	$1.13	$1.45	$1.22	$0.71
Accumulation unit value at end of period	$1.34	$1.72	$1.18	$1.14	$1.27	$1.31	$1.35	$1.13	$1.45	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	14	14	19	73	83	99	105	118	124	6,961
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$0.98	$0.99	$1.00	$1.01	$1.02	$1.03	$1.04	$1.05	$1.07	$1.07
Accumulation unit value at end of period	$0.99	$0.98	$0.99	$1.00	$1.01	$1.02	$1.03	$1.04	$1.05	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	79	95	182	211	185	213	227	204	344	6,729

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	13

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.99	$1.89	$1.71	$1.75	$1.71	$1.63	$1.42	$1.36	$1.20	$0.79
Accumulation unit value at end of period	$1.89	$1.99	$1.89	$1.71	$1.75	$1.71	$1.63	$1.42	$1.36	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	5	5	5	6	7	477
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.94	$1.85	$1.68	$1.72	$1.67	$1.61	$1.42	$1.35	$1.21	$0.86
Accumulation unit value at end of period	$1.85	$1.94	$1.85	$1.68	$1.72	$1.67	$1.61	$1.42	$1.35	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	19	24	33	72	89	129	135	154	173	20,105
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.45	$1.42	$1.37	$1.38	$1.33	$1.37	$1.29	$1.22	$1.14	$1.01
Accumulation unit value at end of period	$1.44	$1.45	$1.42	$1.37	$1.38	$1.33	$1.37	$1.29	$1.22	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	61	74	81	135	184	286	313	341	374	36,842
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$2.11	$1.66	$1.66	$1.54	$1.37	$1.06	$0.89	$0.93	$0.80	$0.59
Accumulation unit value at end of period	$2.00	$2.11	$1.66	$1.66	$1.54	$1.37	$1.06	$0.89	$0.93	$0.80
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	26	—	—	—	—	9	24
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$2.21	$1.84	$1.67	$1.67	$1.49	$1.14	$1.00	$0.99	$0.88	$0.70
Accumulation unit value at end of period	$2.08	$2.21	$1.84	$1.67	$1.67	$1.49	$1.14	$1.00	$0.99	$0.88
Number of accumulation units outstanding at end of period (000 omitted)	29	35	42	94	94	167	176	197	186	195
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.94	$1.60	$1.58	$1.51	$1.42	$1.10	$1.00	$1.19	$0.95	$0.59
Accumulation unit value at end of period	$1.83	$1.94	$1.60	$1.58	$1.51	$1.42	$1.10	$1.00	$1.19	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.75	$1.56	$1.39	$1.47	$1.33	$0.97	$0.83	$0.92	$0.76	$0.54
Accumulation unit value at end of period	$1.50	$1.75	$1.56	$1.39	$1.47	$1.33	$0.97	$0.83	$0.92	$0.76
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	4	5	5	7	7	7
Columbia Variable Portfolio – Overseas Core Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.34	$1.06	$1.14	$1.10	$1.22	$1.01	$0.86	$1.00	$0.88	$0.70
Accumulation unit value at end of period	$1.10	$1.34	$1.06	$1.14	$1.10	$1.22	$1.01	$0.86	$1.00	$0.88
Number of accumulation units outstanding at end of period (000 omitted)	31	31	31	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$2.21	$1.85	$1.56	$1.66	$1.50	$1.10	$0.94	$0.97	$0.81	$0.65
Accumulation unit value at end of period	$1.92	$2.21	$1.85	$1.56	$1.66	$1.50	$1.10	$0.94	$0.97	$0.81
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (5/1/2006)
Accumulation unit value at beginning of period	$2.09	$1.85	$1.41	$1.52	$1.49	$1.12	$1.02	$1.10	$0.88	$0.71
Accumulation unit value at end of period	$1.69	$2.09	$1.85	$1.41	$1.52	$1.49	$1.12	$1.02	$1.10	$0.88
Number of accumulation units outstanding at end of period (000 omitted)	20	23	32	66	90	133	165	189	199	24,798
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.17	$1.14	$1.13	$1.12	$1.07	$1.11	$1.10	$1.10	$1.08	$1.03
Accumulation unit value at end of period	$1.17	$1.17	$1.14	$1.13	$1.12	$1.07	$1.11	$1.10	$1.10	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	11	18	19	77	102	137	152	158	160	4,815
Credit Suisse Trust – Commodity Return Strategy Portfolio (5/1/2007)
Accumulation unit value at beginning of period	$0.50	$0.50	$0.45	$0.60	$0.74	$0.83	$0.85	$0.99	$0.86	$0.72
Accumulation unit value at end of period	$0.44	$0.50	$0.50	$0.45	$0.60	$0.74	$0.83	$0.85	$0.99	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	3	3	22	22	22	18	4
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.44	$1.42	$1.32	$1.36	$1.26	$1.35	$1.29	$1.19	$1.15	$1.09
Accumulation unit value at end of period	$1.42	$1.44	$1.42	$1.32	$1.36	$1.26	$1.35	$1.29	$1.19	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	35	45	50	117	153	219	218	238	269	27,402
CTIVP® – Loomis Sayles Growth Fund (Class 1) (4/29/2016)
Accumulation unit value at beginning of period	$1.39	$1.06	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.39	$1.06	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	89	107	124	—	—	—	—	—	—	—
CTIVP® – MFS® Blended Research® Core Equity Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.63	$1.37	$1.26	$1.27	$1.15	$0.90	$0.83	$0.87	$0.78	$0.60
Accumulation unit value at end of period	$1.48	$1.63	$1.37	$1.26	$1.27	$1.15	$0.90	$0.83	$0.87	$0.78
Number of accumulation units outstanding at end of period (000 omitted)	26	31	42	86	128	191	229	258	295	36,770
CTIVP® – Victory Sycamore Established Value Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$2.44	$2.13	$1.79	$1.80	$1.63	$1.21	$1.04	$1.13	$0.94	$0.69
Accumulation unit value at end of period	$2.17	$2.44	$2.13	$1.79	$1.80	$1.63	$1.21	$1.04	$1.13	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	1	2	2	2	2	2

14	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (5/1/2006)
Accumulation unit value at beginning of period	$2.11	$1.85	$1.63	$1.69	$1.52	$1.14	$0.97	$0.98	$0.78	$0.58
Accumulation unit value at end of period	$1.76	$2.11	$1.85	$1.63	$1.69	$1.52	$1.14	$0.97	$0.98	$0.78
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (5/1/2006)
Accumulation unit value at beginning of period	$2.81	$1.99	$1.93	$1.84	$1.75	$1.33	$1.17	$1.28	$1.00	$0.64
Accumulation unit value at end of period	$2.74	$2.81	$1.99	$1.93	$1.84	$1.75	$1.33	$1.17	$1.28	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (5/1/2006)
Accumulation unit value at beginning of period	$2.18	$1.73	$1.63	$1.69	$1.58	$1.33	$1.22	$1.13	$0.99	$0.82
Accumulation unit value at end of period	$2.00	$2.18	$1.73	$1.63	$1.69	$1.58	$1.33	$1.22	$1.13	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.12	$0.89	$0.96	$0.96	$1.00	$0.86	$0.71	$0.84	$0.77	$0.62
Accumulation unit value at end of period	$0.93	$1.12	$0.89	$0.96	$0.96	$1.00	$0.86	$0.71	$0.84	$0.77
Number of accumulation units outstanding at end of period (000 omitted)	—	2	2	3	3	4	4	8	13	14
Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.04	$0.82	$0.84	$0.88	$0.98	$0.81	$0.73	$0.90	$0.88	$0.68
Accumulation unit value at end of period	$0.86	$1.04	$0.82	$0.84	$0.88	$0.98	$0.81	$0.73	$0.90	$0.88
Number of accumulation units outstanding at end of period (000 omitted)	9	9	9	9	9	9	9	9	8	5
Eaton Vance VT Floating-Rate Income Fund – Initial Class (5/1/2007)
Accumulation unit value at beginning of period	$1.31	$1.28	$1.18	$1.21	$1.21	$1.18	$1.11	$1.10	$1.02	$0.71
Accumulation unit value at end of period	$1.29	$1.31	$1.28	$1.18	$1.21	$1.21	$1.18	$1.11	$1.10	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	18	24	26	49	68	99	103	114	121	13,404
Fidelity® VIP Contrafund® Portfolio Service Class 2 (5/1/2006)
Accumulation unit value at beginning of period	$2.12	$1.76	$1.66	$1.67	$1.51	$1.16	$1.01	$1.05	$0.91	$0.68
Accumulation unit value at end of period	$1.96	$2.12	$1.76	$1.66	$1.67	$1.51	$1.16	$1.01	$1.05	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	55	58	76	97	111	165	192	204	243	7,928
Fidelity® VIP Growth Portfolio Service Class 2 (5/1/2006)
Accumulation unit value at beginning of period	$2.38	$1.79	$1.80	$1.70	$1.54	$1.15	$1.01	$1.03	$0.84	$0.66
Accumulation unit value at end of period	$2.35	$2.38	$1.79	$1.80	$1.70	$1.54	$1.15	$1.01	$1.03	$0.84
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	3	3	4	5	5	5
Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (5/1/2006)
Accumulation unit value at beginning of period	$1.46	$1.42	$1.37	$1.40	$1.33	$1.38	$1.32	$1.24	$1.17	$1.02
Accumulation unit value at end of period	$1.43	$1.46	$1.42	$1.37	$1.40	$1.33	$1.38	$1.32	$1.24	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	25	30	33	74	92	163	207	222	238	16,651
Fidelity® VIP Mid Cap Portfolio Service Class 2 (5/1/2006)
Accumulation unit value at beginning of period	$2.16	$1.81	$1.63	$1.68	$1.60	$1.19	$1.05	$1.19	$0.94	$0.68
Accumulation unit value at end of period	$1.82	$2.16	$1.81	$1.63	$1.68	$1.60	$1.19	$1.05	$1.19	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	26	31	33	52	73	85	97	103	135	9,053
Fidelity® VIP Overseas Portfolio Service Class 2 (5/1/2006)
Accumulation unit value at beginning of period	$1.33	$1.03	$1.10	$1.07	$1.18	$0.92	$0.77	$0.94	$0.85	$0.68
Accumulation unit value at end of period	$1.11	$1.33	$1.03	$1.10	$1.07	$1.18	$0.92	$0.77	$0.94	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	2	9	13	19	26	30	906
Franklin Global Real Estate VIP Fund – Class 2 (5/1/2006)
Accumulation unit value at beginning of period	$1.06	$0.97	$0.98	$0.98	$0.86	$0.85	$0.67	$0.72	$0.60	$0.51
Accumulation unit value at end of period	$0.98	$1.06	$0.97	$0.98	$0.98	$0.86	$0.85	$0.67	$0.72	$0.60
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	3	3	3	3	233
Franklin Income VIP Fund – Class 2 (5/1/2006)
Accumulation unit value at beginning of period	$1.77	$1.63	$1.44	$1.57	$1.51	$1.34	$1.21	$1.19	$1.07	$0.79
Accumulation unit value at end of period	$1.67	$1.77	$1.63	$1.44	$1.57	$1.51	$1.34	$1.21	$1.19	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	47	48	54	147	202	288	272	276	240	181
Franklin Mutual Shares VIP Fund – Class 2 (5/1/2006)
Accumulation unit value at beginning of period	$1.65	$1.54	$1.34	$1.42	$1.34	$1.06	$0.94	$0.96	$0.87	$0.70
Accumulation unit value at end of period	$1.48	$1.65	$1.54	$1.34	$1.42	$1.34	$1.06	$0.94	$0.96	$0.87
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	5	16	36	38	39	63	66
Franklin Rising Dividends VIP Fund – Class 2 (5/1/2006)
Accumulation unit value at beginning of period	$2.17	$1.82	$1.58	$1.66	$1.54	$1.20	$1.09	$1.03	$0.87	$0.75
Accumulation unit value at end of period	$2.04	$2.17	$1.82	$1.58	$1.66	$1.54	$1.20	$1.09	$1.03	$0.87
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	3	3	3	3	3	27	27
Franklin Small-Mid Cap Growth VIP Fund – Class 2 (5/1/2006)
Accumulation unit value at beginning of period	$2.00	$1.66	$1.61	$1.68	$1.58	$1.15	$1.05	$1.12	$0.88	$0.62
Accumulation unit value at end of period	$1.87	$2.00	$1.66	$1.61	$1.68	$1.58	$1.15	$1.05	$1.12	$0.88
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	3	3	3	3	3	3	3

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	15

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.99	$1.81	$1.61	$1.79	$1.59	$1.21	$1.03	$1.12	$0.90	$0.69
Accumulation unit value at end of period	$1.76	$1.99	$1.81	$1.61	$1.79	$1.59	$1.21	$1.03	$1.12	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	29	30	35	57	68	93	110	117	110	7,647
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.91	$1.56	$1.42	$1.43	$1.25	$0.92	$0.81	$0.79	$0.70	$0.59
Accumulation unit value at end of period	$1.77	$1.91	$1.56	$1.42	$1.43	$1.25	$0.92	$0.81	$0.79	$0.70
Number of accumulation units outstanding at end of period (000 omitted)	2	4	4	5	6	21	24	31	15	16
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.88	$1.50	$1.48	$1.43	$1.34	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$1.79	$1.88	$1.50	$1.48	$1.43	$1.34	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	2	2	17	18	33	34	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (5/1/2006)
Accumulation unit value at beginning of period	$2.02	$1.73	$1.50	$1.61	$1.49	$1.11	$0.95	$0.98	$0.85	$0.67
Accumulation unit value at end of period	$1.75	$2.02	$1.73	$1.50	$1.61	$1.49	$1.11	$0.95	$0.98	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	12	13	16	36	85	108	82	107	126	11,689
Invesco V.I. Health Care Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.95	$1.70	$1.95	$1.91	$1.62	$1.17	$0.98	$0.95	$0.92	$0.73
Accumulation unit value at end of period	$1.94	$1.95	$1.70	$1.95	$1.91	$1.62	$1.17	$0.98	$0.95	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	1	2	2	3	3	3	3	3	5	8
Invesco V.I. International Growth Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.29	$1.06	$1.08	$1.12	$1.13	$0.96	$0.84	$0.91	$0.82	$0.61
Accumulation unit value at end of period	$1.08	$1.29	$1.06	$1.08	$1.12	$1.13	$0.96	$0.84	$0.91	$0.82
Number of accumulation units outstanding at end of period (000 omitted)	25	28	40	74	98	153	176	198	214	27,658
Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.84	$1.62	$1.45	$1.53	$1.48	$1.17	$1.07	$1.15	$1.02	$0.80
Accumulation unit value at end of period	$1.61	$1.84	$1.62	$1.45	$1.53	$1.48	$1.17	$1.07	$1.15	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Mid Cap Growth Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.69	$1.40	$1.41	$1.41	$1.32	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.57	$1.69	$1.40	$1.41	$1.41	$1.32	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Value Opportunities Fund, Series II Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.45	$1.25	$1.07	$1.21	$1.15	$0.87	$0.75	$0.78	$0.74	$0.51
Accumulation unit value at end of period	$1.16	$1.45	$1.25	$1.07	$1.21	$1.15	$0.87	$0.75	$0.78	$0.74
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Janus Henderson VIT Research Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.96	$1.55	$1.56	$1.50	$1.35	$1.05	$0.90	$0.96	$0.85	$0.63
Accumulation unit value at end of period	$1.88	$1.96	$1.55	$1.56	$1.50	$1.35	$1.05	$0.90	$0.96	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	61	65	74	106	130	185	215	240	267	29,424
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (3/27/2015)
Accumulation unit value at beginning of period	$1.30	$1.02	$0.98	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.29	$1.30	$1.02	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
MFS® New Discovery Series – Service Class (5/1/2006)
Accumulation unit value at beginning of period	$2.33	$1.86	$1.73	$1.79	$1.95	$1.40	$1.17	$1.32	$0.98	$0.61
Accumulation unit value at end of period	$2.26	$2.33	$1.86	$1.73	$1.79	$1.95	$1.40	$1.17	$1.32	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	3	3	4	4	5	5
MFS® Total Return Series – Service Class (5/1/2006)
Accumulation unit value at beginning of period	$1.74	$1.57	$1.46	$1.48	$1.39	$1.18	$1.07	$1.07	$0.99	$0.85
Accumulation unit value at end of period	$1.62	$1.74	$1.57	$1.46	$1.48	$1.39	$1.18	$1.07	$1.07	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	3	4	6	8	8	10	11	11	15	32
MFS® Utilities Series – Service Class (5/1/2006)
Accumulation unit value at beginning of period	$2.31	$2.04	$1.85	$2.19	$1.97	$1.66	$1.48	$1.40	$1.25	$0.95
Accumulation unit value at end of period	$2.30	$2.31	$2.04	$1.85	$2.19	$1.97	$1.66	$1.48	$1.40	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	4	6	6	10	10	10	14	15	15	15
Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.12	$1.03	$1.01	$1.04	$0.92	$0.91	$0.71	$0.79	$0.66	$0.47
Accumulation unit value at end of period	$1.02	$1.12	$1.03	$1.01	$1.04	$0.92	$0.91	$0.71	$0.79	$0.66
Number of accumulation units outstanding at end of period (000 omitted)	3	5	6	14	24	33	42	48	53	6,317
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.88	$1.37	$1.52	$1.63	$1.62	$1.19	$1.11	$1.21	$0.92	$0.59
Accumulation unit value at end of period	$2.06	$1.88	$1.37	$1.52	$1.63	$1.62	$1.19	$1.11	$1.21	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	6	6	5	28	31	32	30	30	31	30

16	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.68	$1.65	$1.57	$1.55	$1.21	$1.21	$1.05	$1.01	$0.79	$0.62
Accumulation unit value at end of period	$1.53	$1.68	$1.65	$1.57	$1.55	$1.21	$1.21	$1.05	$1.01	$0.79
Number of accumulation units outstanding at end of period (000 omitted)	42	42	42	59	64	66	66	69	72	75
Oppenheimer Capital Appreciation Fund/VA, Service Shares* (5/1/2006)
Accumulation unit value at beginning of period	$1.88	$1.50	$1.56	$1.52	$1.34	$1.04	$0.93	$0.95	$0.88	$0.62
Accumulation unit value at end of period	$1.75	$1.88	$1.50	$1.56	$1.52	$1.34	$1.04	$0.93	$0.95	$0.88
Number of accumulation units outstanding at end of period (000 omitted)	2	6	13	32	34	37	48	49	49	49
*Oppenheimer Capital Appreciation Fund/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Capital Appreciation Fund, Series II Shares on or about May 24, 2019.
Oppenheimer Global Fund/VA, Service Shares* (5/1/2006)
Accumulation unit value at beginning of period	$1.96	$1.45	$1.47	$1.43	$1.42	$1.13	$0.94	$1.04	$0.91	$0.66
Accumulation unit value at end of period	$1.68	$1.96	$1.45	$1.47	$1.43	$1.42	$1.13	$0.94	$1.04	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	12	16	16	18	34	41	38	39	33	36
*Oppenheimer Global Fund/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Global Fund, Series II Shares on or about May 24, 2019.
Oppenheimer Global Strategic Income Fund/VA, Service Shares* (5/1/2006)
Accumulation unit value at beginning of period	$1.51	$1.44	$1.37	$1.42	$1.40	$1.42	$1.27	$1.27	$1.12	$0.96
Accumulation unit value at end of period	$1.43	$1.51	$1.44	$1.37	$1.42	$1.40	$1.42	$1.27	$1.27	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	36	43	50	94	124	202	227	249	266	27,967
*Oppenheimer Global Strategic Income Fund/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares on or about May 24, 2019.
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares* (5/1/2006)
Accumulation unit value at beginning of period	$2.08	$1.85	$1.59	$1.71	$1.55	$1.11	$0.95	$0.99	$0.81	$0.60
Accumulation unit value at end of period	$1.84	$2.08	$1.85	$1.59	$1.71	$1.55	$1.11	$0.95	$0.99	$0.81
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	6	11	13	14	24	25
*Oppenheimer Main Street Small Cap Fund®/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares on or about May 24, 2019.
PIMCO VIT All Asset Portfolio, Advisor Class (5/1/2007)
Accumulation unit value at beginning of period	$1.47	$1.31	$1.18	$1.31	$1.32	$1.33	$1.17	$1.16	$1.04	$0.86
Accumulation unit value at end of period	$1.38	$1.47	$1.31	$1.18	$1.31	$1.32	$1.33	$1.17	$1.16	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	33	36	42	80	93	127	138	154	174	15,157
Putnam VT Global Health Care Fund – Class IB Shares (5/1/2006)
Accumulation unit value at beginning of period	$2.35	$2.06	$2.35	$2.20	$1.74	$1.24	$1.03	$1.05	$1.04	$0.83
Accumulation unit value at end of period	$2.31	$2.35	$2.06	$2.35	$2.20	$1.74	$1.24	$1.03	$1.05	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Putnam VT International Equity Fund – Class IB Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.21	$0.97	$1.00	$1.01	$1.09	$0.86	$0.72	$0.87	$0.80	$0.65
Accumulation unit value at end of period	$0.97	$1.21	$0.97	$1.00	$1.01	$1.09	$0.86	$0.72	$0.87	$0.80
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Putnam VT Small Cap Value Fund – Class IB Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.73	$1.62	$1.29	$1.36	$1.32	$0.96	$0.82	$0.87	$0.70	$0.54
Accumulation unit value at end of period	$1.37	$1.73	$1.62	$1.29	$1.36	$1.32	$0.96	$0.82	$0.87	$0.70
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Putnam VT Sustainable Leaders Fund – Class IB Shares (9/24/2010)
Accumulation unit value at beginning of period	$2.50	$1.96	$1.83	$1.86	$1.66	$1.23	$1.06	$1.13	$1.00	—
Accumulation unit value at end of period	$2.44	$2.50	$1.96	$1.83	$1.86	$1.66	$1.23	$1.06	$1.13	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Templeton Global Bond VIP Fund – Class 2 (5/1/2006)
Accumulation unit value at beginning of period	$1.77	$1.75	$1.72	$1.82	$1.81	$1.80	$1.58	$1.61	$1.42	$1.21
Accumulation unit value at end of period	$1.79	$1.77	$1.75	$1.72	$1.82	$1.81	$1.80	$1.58	$1.61	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	41	46	49	93	120	157	220	231	238	14,147
Templeton Growth VIP Fund – Class 2 (5/1/2006)
Accumulation unit value at beginning of period	$1.43	$1.22	$1.12	$1.21	$1.26	$0.97	$0.81	$0.88	$0.83	$0.64
Accumulation unit value at end of period	$1.20	$1.43	$1.22	$1.12	$1.21	$1.26	$0.97	$0.81	$0.88	$0.83
Number of accumulation units outstanding at end of period (000 omitted)	26	31	38	66	67	74	94	100	139	160
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.83	$1.55	$1.48	$1.51	$1.44	$1.21	$1.07	$1.12	$1.00	—
Accumulation unit value at end of period	$1.65	$1.83	$1.55	$1.48	$1.51	$1.44	$1.21	$1.07	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	—	40	57	58	59	59	340	472	509	—
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.83	$1.56	$1.48	$1.51	$1.45	$1.21	$1.08	$1.12	$1.00	—
Accumulation unit value at end of period	$1.65	$1.83	$1.56	$1.48	$1.51	$1.45	$1.21	$1.08	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	4,286	6,462	8,133	11,424	15,297	25,028	28,949	31,406	35,636	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	17

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.28	$1.21	$1.18	$1.19	$1.16	$1.13	$1.07	$1.04	$1.00	—
Accumulation unit value at end of period	$1.23	$1.28	$1.21	$1.18	$1.19	$1.16	$1.13	$1.07	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	173	279	452	792	849	1,527	1,583	884	947	—
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.28	$1.21	$1.18	$1.19	$1.16	$1.13	$1.07	$1.04	$1.00	—
Accumulation unit value at end of period	$1.23	$1.28	$1.21	$1.18	$1.19	$1.16	$1.13	$1.07	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	8,038	9,312	12,356	15,363	19,473	24,004	30,872	28,351	22,295	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.10	$1.03	$1.01	$1.03	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.10	$1.03	$1.01	$1.03	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,202	1,400	1,658	1,677	1,492	68	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.14	$1.04	$1.02	$1.05	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.08	$1.14	$1.04	$1.02	$1.05	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,849	4,067	4,709	5,566	5,135	1,171	—	—	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.22	$1.05	$1.02	$1.07	$1.03	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.22	$1.05	$1.02	$1.07	$1.03	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8,586	9,037	10,042	12,231	11,659	2,842	—	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.18	$1.04	$1.02	$1.06	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.18	$1.04	$1.02	$1.06	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	22,600	25,243	27,766	30,093	29,454	6,435	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.56	$1.39	$1.34	$1.36	$1.31	$1.19	$1.08	$1.09	$1.00	—
Accumulation unit value at end of period	$1.45	$1.56	$1.39	$1.34	$1.36	$1.31	$1.19	$1.08	$1.09	—
Number of accumulation units outstanding at end of period (000 omitted)	5,083	5,894	7,245	7,502	7,888	6,988	6,817	6,568	7,272	—
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.56	$1.39	$1.34	$1.36	$1.31	$1.19	$1.09	$1.09	$1.00	—
Accumulation unit value at end of period	$1.46	$1.56	$1.39	$1.34	$1.36	$1.31	$1.19	$1.09	$1.09	—
Number of accumulation units outstanding at end of period (000 omitted)	75,990	88,036	107,998	130,819	156,982	199,424	217,020	229,158	241,303	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.69	$1.47	$1.41	$1.44	$1.38	$1.20	$1.08	$1.11	$1.00	—
Accumulation unit value at end of period	$1.56	$1.69	$1.47	$1.41	$1.44	$1.38	$1.20	$1.08	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	205	208	402	677	863	3,154	3,588	4,069	3,301	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.69	$1.47	$1.41	$1.44	$1.38	$1.21	$1.09	$1.11	$1.00	—
Accumulation unit value at end of period	$1.56	$1.69	$1.47	$1.41	$1.44	$1.38	$1.21	$1.09	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	15,364	19,315	26,477	37,535	54,301	81,752	98,277	113,447	126,812	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.41	$1.29	$1.26	$1.27	$1.23	$1.16	$1.08	$1.07	$1.00	—
Accumulation unit value at end of period	$1.34	$1.41	$1.29	$1.26	$1.27	$1.23	$1.16	$1.08	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	931	1,039	1,691	1,780	1,795	1,649	2,093	2,521	2,064	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.41	$1.30	$1.26	$1.28	$1.23	$1.16	$1.08	$1.07	$1.00	—
Accumulation unit value at end of period	$1.34	$1.41	$1.30	$1.26	$1.28	$1.23	$1.16	$1.08	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	9,007	11,245	13,950	16,408	22,300	29,397	32,837	33,464	37,757	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.89	$1.78	$1.43	$1.60	$1.58	$1.19	$1.06	$1.12	$0.91	$0.67
Accumulation unit value at end of period	$1.61	$1.89	$1.78	$1.43	$1.60	$1.58	$1.19	$1.06	$1.12	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	3	4	4	5	733
Wanger International (5/1/2006)
Accumulation unit value at beginning of period	$1.84	$1.40	$1.43	$1.45	$1.53	$1.26	$1.05	$1.24	$1.01	$0.68
Accumulation unit value at end of period	$1.50	$1.84	$1.40	$1.43	$1.45	$1.53	$1.26	$1.05	$1.24	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	12	14	18	44	65	86	97	106	119	8,978
Wanger USA (5/1/2006)
Accumulation unit value at beginning of period	$2.18	$1.85	$1.64	$1.67	$1.61	$1.22	$1.02	$1.07	$0.88	$0.62
Accumulation unit value at end of period	$2.13	$2.18	$1.85	$1.64	$1.67	$1.61	$1.22	$1.02	$1.07	$0.88
Number of accumulation units outstanding at end of period (000 omitted)	6	7	8	15	24	44	57	67	70	7,396
Wells Fargo VT Index Asset Allocation Fund – Class 2 (5/1/2006)
Accumulation unit value at beginning of period	$2.00	$1.80	$1.69	$1.69	$1.44	$1.22	$1.09	$1.03	$0.92	$0.81
Accumulation unit value at end of period	$1.92	$2.00	$1.80	$1.69	$1.69	$1.44	$1.22	$1.09	$1.03	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

18	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Wells Fargo VT International Equity Fund – Class 2 (7/16/2010)
Accumulation unit value at beginning of period	$1.64	$1.34	$1.31	$1.30	$1.39	$1.17	$1.04	$1.21	$1.00	—
Accumulation unit value at end of period	$1.35	$1.64	$1.34	$1.31	$1.30	$1.39	$1.17	$1.04	$1.21	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wells Fargo VT Omega Growth Fund – Class 2 (7/16/2010)
Accumulation unit value at beginning of period	$2.66	$2.00	$2.01	$2.00	$1.95	$1.41	$1.18	$1.26	$1.00	—
Accumulation unit value at end of period	$2.64	$2.66	$2.00	$2.01	$2.00	$1.95	$1.41	$1.18	$1.26	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	4	5	5	6	—
Wells Fargo VT Opportunity Fund – Class 2 (8/26/2011)
Accumulation unit value at beginning of period	$2.15	$1.80	$1.62	$1.69	$1.55	$1.20	$1.05	$1.00	—	—
Accumulation unit value at end of period	$1.97	$2.15	$1.80	$1.62	$1.69	$1.55	$1.20	$1.05	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (5/1/2006)
Accumulation unit value at beginning of period	$2.33	$1.87	$1.76	$1.83	$1.88	$1.27	$1.19	$1.26	$1.00	$0.66
Accumulation unit value at end of period	$2.34	$2.33	$1.87	$1.76	$1.83	$1.88	$1.27	$1.19	$1.26	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable account charges of 1.10% of the daily net assets of the variable account.

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AB VPS Balanced Wealth Strategy Portfolio (Class B) (9/26/2008)
Accumulation unit value at beginning of period	$1.71	$1.50	$1.45	$1.45	$1.37	$1.19	$1.06	$1.10	$1.01	$0.82
Accumulation unit value at end of period	$1.59	$1.71	$1.50	$1.45	$1.45	$1.37	$1.19	$1.06	$1.10	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	58	64	65	84	147	170	180	188	370	588
AB VPS Global Thematic Growth Portfolio (Class B) (5/30/2000)
Accumulation unit value at beginning of period	$0.75	$0.56	$0.57	$0.56	$0.54	$0.44	$0.40	$0.52	$0.45	$0.29
Accumulation unit value at end of period	$0.67	$0.75	$0.56	$0.57	$0.56	$0.54	$0.44	$0.40	$0.52	$0.45
Number of accumulation units outstanding at end of period (000 omitted)	147	154	208	260	306	414	454	606	779	999
AB VPS Growth and Income Portfolio (Class B) (5/30/2000)
Accumulation unit value at beginning of period	$2.33	$1.99	$1.81	$1.80	$1.67	$1.25	$1.08	$1.03	$0.92	$0.78
Accumulation unit value at end of period	$2.17	$2.33	$1.99	$1.81	$1.80	$1.67	$1.25	$1.08	$1.03	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	482	583	769	873	1,002	1,228	1,463	1,904	2,862	3,667
AB VPS Large Cap Growth Portfolio (Class B) (5/30/2000)
Accumulation unit value at beginning of period	$1.56	$1.20	$1.18	$1.08	$0.96	$0.71	$0.62	$0.64	$0.59	$0.44
Accumulation unit value at end of period	$1.58	$1.56	$1.20	$1.18	$1.08	$0.96	$0.71	$0.62	$0.64	$0.59
Number of accumulation units outstanding at end of period (000 omitted)	187	284	316	462	599	853	905	1,028	1,455	1,912
Columbia Variable Portfolio – Balanced Fund (Class 3) (5/30/2000)
Accumulation unit value at beginning of period	$1.92	$1.70	$1.61	$1.60	$1.47	$1.22	$1.08	$1.07	$0.96	$0.78
Accumulation unit value at end of period	$1.79	$1.92	$1.70	$1.61	$1.60	$1.47	$1.22	$1.08	$1.07	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	119	155	166	173	188	203	296	312	378	416
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (3/17/2006)
Accumulation unit value at beginning of period	$2.08	$1.69	$1.58	$1.59	$1.39	$1.05	$0.94	$0.90	$0.77	$0.63
Accumulation unit value at end of period	$1.98	$2.08	$1.69	$1.58	$1.59	$1.39	$1.05	$0.94	$0.90	$0.77
Number of accumulation units outstanding at end of period (000 omitted)	301	326	392	467	592	799	902	1,228	1,588	2,035
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (5/21/2002)
Accumulation unit value at beginning of period	$2.74	$2.43	$2.16	$2.25	$2.07	$1.65	$1.46	$1.56	$1.35	$1.07
Accumulation unit value at end of period	$2.55	$2.74	$2.43	$2.16	$2.25	$2.07	$1.65	$1.46	$1.56	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	200	220	259	306	361	519	600	751	998	1,300
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (5/30/2000)
Accumulation unit value at beginning of period	$1.00	$1.01	$1.02	$1.03	$1.04	$1.06	$1.07	$1.08	$1.09	$1.10
Accumulation unit value at end of period	$1.01	$1.00	$1.01	$1.02	$1.03	$1.04	$1.06	$1.07	$1.08	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	1,519	1,832	2,482	1,365	1,643	1,910	2,447	3,238	4,813	3,442
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (5/21/2002)
Accumulation unit value at beginning of period	$1.61	$1.57	$1.52	$1.53	$1.47	$1.52	$1.43	$1.35	$1.26	$1.12
Accumulation unit value at end of period	$1.59	$1.61	$1.57	$1.52	$1.53	$1.47	$1.52	$1.43	$1.35	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	588	633	731	816	928	1,108	1,301	1,688	2,329	2,714
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (5/21/2002)
Accumulation unit value at beginning of period	$2.45	$1.94	$1.94	$1.80	$1.59	$1.24	$1.04	$1.09	$0.94	$0.69
Accumulation unit value at end of period	$2.33	$2.45	$1.94	$1.94	$1.80	$1.59	$1.24	$1.04	$1.09	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	8	18	21	24	26	26	25	25	29	29
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (5/30/2000)
Accumulation unit value at beginning of period	$2.01	$1.68	$1.52	$1.52	$1.36	$1.04	$0.91	$0.91	$0.80	$0.64
Accumulation unit value at end of period	$1.89	$2.01	$1.68	$1.52	$1.52	$1.36	$1.04	$0.91	$0.91	$0.80
Number of accumulation units outstanding at end of period (000 omitted)	531	617	704	811	898	1,068	1,365	1,738	2,258	2,624

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	19

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (8/30/2002)
Accumulation unit value at beginning of period	$2.89	$2.38	$2.36	$2.26	$2.13	$1.64	$1.49	$1.78	$1.42	$0.88
Accumulation unit value at end of period	$2.72	$2.89	$2.38	$2.36	$2.26	$2.13	$1.64	$1.49	$1.78	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	6	13	21	23	25	27	24	26	48	27
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (5/30/2000)
Accumulation unit value at beginning of period	$2.99	$2.69	$2.39	$2.50	$2.39	$1.63	$1.40	$1.54	$1.23	$0.89
Accumulation unit value at end of period	$2.58	$2.99	$2.69	$2.39	$2.50	$2.39	$1.63	$1.40	$1.54	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	8	8	38	32	32	33	41	41	92	135
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (5/30/2000)
Accumulation unit value at beginning of period	$1.35	$1.32	$1.30	$1.30	$1.24	$1.28	$1.28	$1.27	$1.25	$1.20
Accumulation unit value at end of period	$1.36	$1.35	$1.32	$1.30	$1.30	$1.24	$1.28	$1.28	$1.27	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	543	757	878	1,071	1,265	1,579	1,708	2,195	2,509	2,625
Fidelity® VIP Contrafund® Portfolio Service Class (5/30/2000)
Accumulation unit value at beginning of period	$2.91	$2.42	$2.26	$2.28	$2.06	$1.59	$1.38	$1.43	$1.24	$0.92
Accumulation unit value at end of period	$2.69	$2.91	$2.42	$2.26	$2.28	$2.06	$1.59	$1.38	$1.43	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	264	318	405	494	561	658	773	993	1,652	2,193
Fidelity® VIP Contrafund® Portfolio Service Class 2 (5/21/2002)
Accumulation unit value at beginning of period	$3.25	$2.70	$2.53	$2.55	$2.31	$1.78	$1.55	$1.62	$1.40	$1.04
Accumulation unit value at end of period	$3.00	$3.25	$2.70	$2.53	$2.55	$2.31	$1.78	$1.55	$1.62	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	899	1,022	1,201	1,374	1,671	2,119	2,726	3,725	5,191	6,602
Fidelity® VIP Growth Portfolio Service Class 2 (5/21/2002)
Accumulation unit value at beginning of period	$2.58	$1.93	$1.94	$1.84	$1.67	$1.24	$1.10	$1.11	$0.91	$0.72
Accumulation unit value at end of period	$2.54	$2.58	$1.93	$1.94	$1.84	$1.67	$1.24	$1.10	$1.11	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	103	185	206	211	254	373	545	600	764	935
Fidelity® VIP High Income Portfolio Service Class (5/30/2000)
Accumulation unit value at beginning of period	$1.86	$1.76	$1.56	$1.63	$1.64	$1.56	$1.38	$1.35	$1.20	$0.84
Accumulation unit value at end of period	$1.78	$1.86	$1.76	$1.56	$1.63	$1.64	$1.56	$1.38	$1.35	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	69	102	113	129	137	178	244	295	460	745
Fidelity® VIP Mid Cap Portfolio Service Class (5/30/2000)
Accumulation unit value at beginning of period	$4.98	$4.17	$3.76	$3.86	$3.68	$2.73	$2.41	$2.73	$2.14	$1.55
Accumulation unit value at end of period	$4.21	$4.98	$4.17	$3.76	$3.86	$3.68	$2.73	$2.41	$2.73	$2.14
Number of accumulation units outstanding at end of period (000 omitted)	223	273	325	378	433	488	571	736	1,118	1,551
Fidelity® VIP Mid Cap Portfolio Service Class 2 (5/21/2002)
Accumulation unit value at beginning of period	$4.02	$3.37	$3.05	$3.13	$2.98	$2.22	$1.96	$2.22	$1.75	$1.26
Accumulation unit value at end of period	$3.39	$4.02	$3.37	$3.05	$3.13	$2.98	$2.22	$1.96	$2.22	$1.75
Number of accumulation units outstanding at end of period (000 omitted)	525	605	668	759	881	1,112	1,424	1,953	2,535	3,379
Fidelity® VIP Overseas Portfolio Service Class 2 (5/21/2002)
Accumulation unit value at beginning of period	$2.04	$1.59	$1.70	$1.66	$1.83	$1.42	$1.19	$1.46	$1.31	$1.05
Accumulation unit value at end of period	$1.72	$2.04	$1.59	$1.70	$1.66	$1.83	$1.42	$1.19	$1.46	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	30	31	34	37	39	124	151	150	248	309
Franklin Global Real Estate VIP Fund – Class 2 (5/21/2002)
Accumulation unit value at beginning of period	$2.01	$1.84	$1.85	$1.86	$1.64	$1.62	$1.28	$1.37	$1.15	$0.98
Accumulation unit value at end of period	$1.85	$2.01	$1.84	$1.85	$1.86	$1.64	$1.62	$1.28	$1.37	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	64	68	91	98	118	120	131	152	168	208
Franklin Mutual Shares VIP Fund – Class 2 (5/30/2000)
Accumulation unit value at beginning of period	$2.68	$2.50	$2.17	$2.31	$2.18	$1.72	$1.52	$1.56	$1.41	$1.13
Accumulation unit value at end of period	$2.41	$2.68	$2.50	$2.17	$2.31	$2.18	$1.72	$1.52	$1.56	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	1,256	1,423	1,731	1,955	2,358	2,923	3,582	4,846	6,741	8,896
Franklin Small Cap Value VIP Fund – Class 2 (5/21/2002)
Accumulation unit value at beginning of period	$3.18	$2.91	$2.26	$2.46	$2.48	$1.84	$1.57	$1.65	$1.30	$1.02
Accumulation unit value at end of period	$2.74	$3.18	$2.91	$2.26	$2.46	$2.48	$1.84	$1.57	$1.65	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	154	253	271	310	331	404	473	606	743	928
Franklin Small-Mid Cap Growth VIP Fund – Class 2 (5/30/2000)
Accumulation unit value at beginning of period	$1.77	$1.48	$1.43	$1.49	$1.40	$1.03	$0.94	$0.99	$0.79	$0.55
Accumulation unit value at end of period	$1.66	$1.77	$1.48	$1.43	$1.49	$1.40	$1.03	$0.94	$0.99	$0.79
Number of accumulation units outstanding at end of period (000 omitted)	519	579	660	769	911	1,106	1,305	1,660	2,096	2,932
Invesco V.I. American Franchise Fund, Series I Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.90	$1.51	$1.49	$1.44	$1.34	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$1.81	$1.90	$1.51	$1.49	$1.44	$1.34	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	93	98	136	165	204	236	254	—	—	—
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.88	$1.49	$1.48	$1.43	$1.34	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$1.78	$1.88	$1.49	$1.48	$1.43	$1.34	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18	19	19	23	26	33	35	—	—	—

20	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Invesco V.I. Comstock Fund, Series II Shares (8/30/2002)
Accumulation unit value at beginning of period	$3.20	$2.75	$2.38	$2.56	$2.37	$1.77	$1.50	$1.55	$1.36	$1.07
Accumulation unit value at end of period	$2.77	$3.20	$2.75	$2.38	$2.56	$2.37	$1.77	$1.50	$1.55	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	90	107	113	160	214	260	409	529	653	954
Invesco V.I. Core Equity Fund, Series I Shares (4/28/2006)
Accumulation unit value at beginning of period	$1.91	$1.70	$1.56	$1.68	$1.57	$1.23	$1.09	$1.10	$1.02	$0.80
Accumulation unit value at end of period	$1.71	$1.91	$1.70	$1.56	$1.68	$1.57	$1.23	$1.09	$1.10	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	108	112	124	174	211	270	333	417	537	730
Invesco V.I. Core Equity Fund, Series II Shares (4/28/2006)
Accumulation unit value at beginning of period	$1.85	$1.66	$1.52	$1.64	$1.54	$1.21	$1.07	$1.09	$1.01	$0.80
Accumulation unit value at end of period	$1.66	$1.85	$1.66	$1.52	$1.64	$1.54	$1.21	$1.07	$1.09	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	8	8	8	9	10	12	13	48	90	108
Invesco V.I. Growth and Income Fund, Series II Shares (8/30/2002)
Accumulation unit value at beginning of period	$3.17	$2.81	$2.38	$2.49	$2.29	$1.73	$1.53	$1.58	$1.43	$1.16
Accumulation unit value at end of period	$2.71	$3.17	$2.81	$2.38	$2.49	$2.29	$1.73	$1.53	$1.58	$1.43
Number of accumulation units outstanding at end of period (000 omitted)	65	69	126	133	136	140	244	286	440	613
Invesco V.I. Mid Cap Growth Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.69	$1.40	$1.40	$1.40	$1.32	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.57	$1.69	$1.40	$1.40	$1.40	$1.32	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	93	98	107	121	200	203	336	—	—	—
Invesco V.I. Value Opportunities Fund, Series II Shares (5/21/2002)
Accumulation unit value at beginning of period	$1.73	$1.50	$1.28	$1.45	$1.38	$1.05	$0.90	$0.94	$0.89	$0.61
Accumulation unit value at end of period	$1.38	$1.73	$1.50	$1.28	$1.45	$1.38	$1.05	$0.90	$0.94	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	590	713	788	908	1,128	1,442	1,721	1,932	2,460	3,076
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (3/27/2015)
Accumulation unit value at beginning of period	$1.29	$1.02	$0.98	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.29	$1.29	$1.02	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	325	361	412	585	—	—	—	—	—	—
MFS® New Discovery Series – Service Class (5/30/2000)
Accumulation unit value at beginning of period	$2.37	$1.89	$1.76	$1.82	$1.99	$1.42	$1.19	$1.34	$1.00	$0.62
Accumulation unit value at end of period	$2.30	$2.37	$1.89	$1.76	$1.82	$1.99	$1.42	$1.19	$1.34	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	176	200	253	271	295	395	505	540	825	1,177
MFS® Total Return Series – Service Class (5/30/2000)
Accumulation unit value at beginning of period	$2.36	$2.13	$1.98	$2.01	$1.88	$1.60	$1.46	$1.45	$1.34	$1.15
Accumulation unit value at end of period	$2.20	$2.36	$2.13	$1.98	$2.01	$1.88	$1.60	$1.46	$1.45	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	1,203	1,330	1,572	1,757	2,094	2,693	3,341	4,447	6,417	8,551
MFS® Utilities Series – Service Class (5/21/2002)
Accumulation unit value at beginning of period	$4.22	$3.73	$3.39	$4.02	$3.61	$3.04	$2.71	$2.57	$2.29	$1.74
Accumulation unit value at end of period	$4.21	$4.22	$3.73	$3.39	$4.02	$3.61	$3.04	$2.71	$2.57	$2.29
Number of accumulation units outstanding at end of period (000 omitted)	63	69	81	94	98	134	145	181	258	350
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I Shares (8/30/2002)
Accumulation unit value at beginning of period	$3.88	$3.80	$3.60	$3.56	$2.78	$2.75	$2.40	$2.29	$1.78	$1.40
Accumulation unit value at end of period	$3.54	$3.88	$3.80	$3.60	$3.56	$2.78	$2.75	$2.40	$2.29	$1.78
Number of accumulation units outstanding at end of period (000 omitted)	17	17	17	20	23	26	36	41	82	119
Oppenheimer Capital Appreciation Fund/VA, Service Shares* (5/21/2002)
Accumulation unit value at beginning of period	$2.17	$1.73	$1.80	$1.76	$1.55	$1.21	$1.07	$1.10	$1.02	$0.71
Accumulation unit value at end of period	$2.02	$2.17	$1.73	$1.80	$1.76	$1.55	$1.21	$1.07	$1.10	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	233	278	322	344	443	538	675	911	1,388	1,770
*Oppenheimer Capital Appreciation Fund/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Capital Appreciation Fund, Series II Shares on or about May 24, 2019.
Oppenheimer Global Fund/VA, Service Shares* (5/21/2002)
Accumulation unit value at beginning of period	$3.05	$2.26	$2.29	$2.24	$2.22	$1.76	$1.47	$1.63	$1.42	$1.03
Accumulation unit value at end of period	$2.62	$3.05	$2.26	$2.29	$2.24	$2.22	$1.76	$1.47	$1.63	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	119	136	150	157	213	258	455	545	817	1,027
*Oppenheimer Global Fund/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Global Fund, Series II Shares on or about May 24, 2019.
Oppenheimer Global Strategic Income Fund/VA, Service Shares* (5/21/2002)
Accumulation unit value at beginning of period	$1.99	$1.90	$1.81	$1.88	$1.85	$1.88	$1.68	$1.69	$1.48	$1.27
Accumulation unit value at end of period	$1.88	$1.99	$1.90	$1.81	$1.88	$1.85	$1.88	$1.68	$1.69	$1.48
Number of accumulation units outstanding at end of period (000 omitted)	555	617	684	729	882	996	1,284	1,433	2,306	3,128
*Oppenheimer Global Strategic Income Fund/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares on or about May 24, 2019.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	21

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares* (5/21/2002)
Accumulation unit value at beginning of period	$3.40	$3.02	$2.60	$2.79	$2.53	$1.82	$1.56	$1.62	$1.33	$0.98
Accumulation unit value at end of period	$3.01	$3.40	$3.02	$2.60	$2.79	$2.53	$1.82	$1.56	$1.62	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	175	189	201	223	297	362	514	653	790	946
*Oppenheimer Main Street Small Cap Fund®/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares on or about May 24, 2019.
Putnam VT Equity Income Fund – Class IB Shares (5/12/2017)
Accumulation unit value at beginning of period	$1.12	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.12	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	517	594	—	—	—	—	—	—	—	—
Putnam VT Global Health Care Fund – Class IB Shares (8/30/2002)
Accumulation unit value at beginning of period	$3.13	$2.74	$3.13	$2.93	$2.32	$1.66	$1.37	$1.40	$1.38	$1.11
Accumulation unit value at end of period	$3.07	$3.13	$2.74	$3.13	$2.93	$2.32	$1.66	$1.37	$1.40	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	56	57	59	63	74	89	98	116	149	173
Putnam VT International Equity Fund – Class IB Shares (5/21/2002)
Accumulation unit value at beginning of period	$1.80	$1.44	$1.49	$1.50	$1.63	$1.29	$1.07	$1.30	$1.19	$0.97
Accumulation unit value at end of period	$1.44	$1.80	$1.44	$1.49	$1.50	$1.63	$1.29	$1.07	$1.30	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	257	277	308	384	456	543	780	952	1,227	1,575
Putnam VT International Growth Fund – Class IB Shares (5/30/2000)
Accumulation unit value at beginning of period	$1.28	$0.96	$1.04	$1.04	$1.12	$0.93	$0.77	$0.95	$0.86	$0.63
Accumulation unit value at end of period	$1.03	$1.28	$0.96	$1.04	$1.04	$1.12	$0.93	$0.77	$0.95	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	27	30	37	64	86	100	115	126	227	352
Putnam VT Research Fund – Class IB Shares (5/21/2002)
Accumulation unit value at beginning of period	$2.45	$2.01	$1.85	$1.90	$1.67	$1.26	$1.08	$1.12	$0.97	$0.74
Accumulation unit value at end of period	$2.31	$2.45	$2.01	$1.85	$1.90	$1.67	$1.26	$1.08	$1.12	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	4	6	23	35	36	36	59	63	66	97
Putnam VT Sustainable Leaders Fund – Class IB Shares (9/24/2010)
Accumulation unit value at beginning of period	$2.49	$1.95	$1.83	$1.86	$1.65	$1.22	$1.06	$1.13	$1.00	—
Accumulation unit value at end of period	$2.43	$2.49	$1.95	$1.83	$1.86	$1.65	$1.22	$1.06	$1.13	—
Number of accumulation units outstanding at end of period (000 omitted)	87	91	108	115	148	177	215	237	336	—
Templeton Developing Markets VIP Fund – Class 2 (5/30/2000)
Accumulation unit value at beginning of period	$2.93	$2.11	$1.82	$2.29	$2.52	$2.57	$2.30	$2.76	$2.38	$1.39
Accumulation unit value at end of period	$2.44	$2.93	$2.11	$1.82	$2.29	$2.52	$2.57	$2.30	$2.76	$2.38
Number of accumulation units outstanding at end of period (000 omitted)	14	18	18	42	53	54	57	79	118	186
Templeton Foreign VIP Fund – Class 2 (5/30/2000)
Accumulation unit value at beginning of period	$1.67	$1.45	$1.37	$1.48	$1.68	$1.38	$1.18	$1.34	$1.25	$0.92
Accumulation unit value at end of period	$1.40	$1.67	$1.45	$1.37	$1.48	$1.68	$1.38	$1.18	$1.34	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	533	606	802	914	1,017	1,268	1,456	1,972	2,814	3,584
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (5/21/2002)
Accumulation unit value at beginning of period	$2.83	$2.67	$2.15	$2.40	$2.38	$1.78	$1.59	$1.68	$1.36	$1.01
Accumulation unit value at end of period	$2.42	$2.83	$2.67	$2.15	$2.40	$2.38	$1.78	$1.59	$1.68	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	55	63	68	77	119	137	178	210	323	421
Wells Fargo VT International Equity Fund – Class 1 (12/8/2003)
Accumulation unit value at beginning of period	$2.07	$1.67	$1.64	$1.62	$1.73	$1.46	$1.30	$1.50	$1.30	$1.13
Accumulation unit value at end of period	$1.70	$2.07	$1.67	$1.64	$1.62	$1.73	$1.46	$1.30	$1.50	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	16	21	23	34	53	63	68	179	313	469
Wells Fargo VT International Equity Fund – Class 2 (7/31/2002)
Accumulation unit value at beginning of period	$2.30	$1.87	$1.83	$1.82	$1.95	$1.65	$1.47	$1.70	$1.48	$1.29
Accumulation unit value at end of period	$1.88	$2.30	$1.87	$1.83	$1.82	$1.95	$1.65	$1.47	$1.70	$1.48
Number of accumulation units outstanding at end of period (000 omitted)	221	271	336	394	486	583	701	880	1,216	1,613
Wells Fargo VT Omega Growth Fund – Class 1 (5/30/2000)
Accumulation unit value at beginning of period	$2.31	$1.73	$1.74	$1.73	$1.68	$1.21	$1.01	$1.08	$0.91	$0.64
Accumulation unit value at end of period	$2.30	$2.31	$1.73	$1.74	$1.73	$1.68	$1.21	$1.01	$1.08	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	82	84	88	91	100	139	147	248	440	625
Wells Fargo VT Omega Growth Fund – Class 2 (7/31/2002)
Accumulation unit value at beginning of period	$4.21	$3.16	$3.18	$3.18	$3.09	$2.23	$1.88	$2.01	$1.70	$1.20
Accumulation unit value at end of period	$4.18	$4.21	$3.16	$3.18	$3.18	$3.09	$2.23	$1.88	$2.01	$1.70
Number of accumulation units outstanding at end of period (000 omitted)	188	239	293	371	428	513	624	839	1,080	1,372
Wells Fargo VT Opportunity Fund – Class 1 (8/26/2011)
Accumulation unit value at beginning of period	$2.18	$1.82	$1.64	$1.70	$1.56	$1.20	$1.05	$1.00	—	—
Accumulation unit value at end of period	$2.00	$2.18	$1.82	$1.64	$1.70	$1.56	$1.20	$1.05	—	—
Number of accumulation units outstanding at end of period (000 omitted)	20	25	28	31	46	66	103	149	—	—

22	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Wells Fargo VT Opportunity Fund – Class 2 (8/26/2011)
Accumulation unit value at beginning of period	$2.14	$1.80	$1.62	$1.69	$1.55	$1.20	$1.05	$1.00	—	—
Accumulation unit value at end of period	$1.97	$2.14	$1.80	$1.62	$1.69	$1.55	$1.20	$1.05	—	—
Number of accumulation units outstanding at end of period (000 omitted)	369	473	602	801	975	1,166	1,328	1,855	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (7/16/2010)
Accumulation unit value at beginning of period	$2.37	$1.90	$1.78	$1.86	$1.91	$1.29	$1.21	$1.28	$1.00	—
Accumulation unit value at end of period	$2.37	$2.37	$1.90	$1.78	$1.86	$1.91	$1.29	$1.21	$1.28	—
Number of accumulation units outstanding at end of period (000 omitted)	99	107	148	169	225	282	434	600	802	—

Variable account charges of 1.15% of the daily net assets of the variable account.

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AB VPS Balanced Wealth Strategy Portfolio (Class B) (9/26/2008)
Accumulation unit value at beginning of period	$1.70	$1.49	$1.44	$1.44	$1.36	$1.19	$1.06	$1.10	$1.01	$0.82
Accumulation unit value at end of period	$1.58	$1.70	$1.49	$1.44	$1.44	$1.36	$1.19	$1.06	$1.10	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	13	15	15
AB VPS Global Thematic Growth Portfolio (Class B) (5/1/2007)
Accumulation unit value at beginning of period	$1.52	$1.13	$1.15	$1.14	$1.10	$0.90	$0.81	$1.07	$0.91	$0.60
Accumulation unit value at end of period	$1.36	$1.52	$1.13	$1.15	$1.14	$1.10	$0.90	$0.81	$1.07	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
AB VPS Growth and Income Portfolio (Class B) (4/30/2004)
Accumulation unit value at beginning of period	$2.35	$2.01	$1.83	$1.82	$1.69	$1.27	$1.09	$1.04	$0.94	$0.79
Accumulation unit value at end of period	$2.19	$2.35	$2.01	$1.83	$1.82	$1.69	$1.27	$1.09	$1.04	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	4	4	4	4	7	81	73
AB VPS International Value Portfolio (Class B) (4/30/2004)
Accumulation unit value at beginning of period	$1.51	$1.22	$1.24	$1.23	$1.33	$1.10	$0.97	$1.22	$1.18	$0.89
Accumulation unit value at end of period	$1.15	$1.51	$1.22	$1.24	$1.23	$1.33	$1.10	$0.97	$1.22	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	589	644	790	909	1,245	1,639	2,520	3,034	2,872	3,062
American Century VP Inflation Protection, Class II (4/30/2004)
Accumulation unit value at beginning of period	$1.40	$1.37	$1.33	$1.37	$1.35	$1.49	$1.40	$1.27	$1.22	$1.12
Accumulation unit value at end of period	$1.35	$1.40	$1.37	$1.33	$1.37	$1.35	$1.49	$1.40	$1.27	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	821	1,055	1,072	1,313	1,742	2,407	2,710	3,410	4,240	4,109
American Century VP International, Class II (4/30/2004)
Accumulation unit value at beginning of period	$2.04	$1.58	$1.69	$1.70	$1.82	$1.51	$1.26	$1.45	$1.30	$0.98
Accumulation unit value at end of period	$1.71	$2.04	$1.58	$1.69	$1.70	$1.82	$1.51	$1.26	$1.45	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Mid Cap Value, Class II (5/1/2007)
Accumulation unit value at beginning of period	$2.19	$1.99	$1.64	$1.68	$1.47	$1.14	$0.99	$1.01	$0.86	$0.67
Accumulation unit value at end of period	$1.89	$2.19	$1.99	$1.64	$1.68	$1.47	$1.14	$0.99	$1.01	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Ultra®, Class II (4/30/2004)
Accumulation unit value at beginning of period	$2.50	$1.92	$1.86	$1.77	$1.63	$1.21	$1.07	$1.08	$0.94	$0.71
Accumulation unit value at end of period	$2.49	$2.50	$1.92	$1.86	$1.77	$1.63	$1.21	$1.07	$1.08	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	191	271	342	408	602	860	1,343	1,731	1,994	2,142
American Century VP Value, Class II (4/30/2004)
Accumulation unit value at beginning of period	$2.36	$2.20	$1.85	$1.95	$1.75	$1.34	$1.19	$1.19	$1.06	$0.90
Accumulation unit value at end of period	$2.12	$2.36	$2.20	$1.85	$1.95	$1.75	$1.34	$1.19	$1.19	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	3	20	30	40	51	61
ClearBridge Variable Small Cap Growth Portfolio – Class I (5/1/2007)
Accumulation unit value at beginning of period	$2.27	$1.85	$1.77	$1.87	$1.82	$1.25	$1.06	$1.06	$0.85	$0.61
Accumulation unit value at end of period	$2.32	$2.27	$1.85	$1.77	$1.87	$1.82	$1.25	$1.06	$1.06	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Asset Allocation Fund (Class 1) (4/7/2003)
Accumulation unit value at beginning of period	$2.64	$2.31	$2.22	$2.22	$2.04	$1.75	$1.57	$1.60	$1.42	$1.16
Accumulation unit value at end of period	$2.50	$2.64	$2.31	$2.22	$2.22	$2.04	$1.75	$1.57	$1.60	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	1	1	6	6	26	69
Columbia Variable Portfolio – Balanced Fund (Class 3) (11/11/1999)
Accumulation unit value at beginning of period	$2.01	$1.78	$1.69	$1.68	$1.55	$1.29	$1.14	$1.13	$1.01	$0.82
Accumulation unit value at end of period	$1.87	$2.01	$1.78	$1.69	$1.68	$1.55	$1.29	$1.14	$1.13	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	26	26	26	26	26	26	26	26	26	84
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.41	$1.96	$1.84	$1.84	$1.62	$1.23	$1.09	$1.05	$0.90	$0.73
Accumulation unit value at end of period	$2.29	$2.41	$1.96	$1.84	$1.84	$1.62	$1.23	$1.09	$1.05	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	214	291	332	380	579	843	1,217	1,775	2,312	2,486

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	23

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (11/11/1999)
Accumulation unit value at beginning of period	$2.81	$2.49	$2.22	$2.31	$2.12	$1.69	$1.50	$1.60	$1.39	$1.10
Accumulation unit value at end of period	$2.61	$2.81	$2.49	$2.22	$2.31	$2.12	$1.69	$1.50	$1.60	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	420	550	627	855	1,123	1,707	2,629	3,304	3,550	4,693
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (10/23/2000)
Accumulation unit value at beginning of period	$3.79	$2.61	$2.51	$2.79	$2.89	$2.98	$2.50	$3.20	$2.70	$1.57
Accumulation unit value at end of period	$2.94	$3.79	$2.61	$2.51	$2.79	$2.89	$2.98	$2.50	$3.20	$2.70
Number of accumulation units outstanding at end of period (000 omitted)	141	152	206	259	320	443	542	704	659	891
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (11/11/1999)
Accumulation unit value at beginning of period	$1.06	$1.07	$1.08	$1.09	$1.11	$1.12	$1.13	$1.15	$1.16	$1.17
Accumulation unit value at end of period	$1.06	$1.06	$1.07	$1.08	$1.09	$1.11	$1.12	$1.13	$1.15	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	567	651	708	282	349	417	477	734	815	827
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (11/11/1999)
Accumulation unit value at beginning of period	$2.53	$2.41	$2.18	$2.23	$2.18	$2.08	$1.81	$1.74	$1.54	$1.01
Accumulation unit value at end of period	$2.40	$2.53	$2.41	$2.18	$2.23	$2.18	$2.08	$1.81	$1.74	$1.54
Number of accumulation units outstanding at end of period (000 omitted)	82	103	104	131	167	229	339	422	479	545
Columbia Variable Portfolio – Income Opportunities Fund (Class 1) (4/26/2013)
Accumulation unit value at beginning of period	$1.04	$0.99	$0.90	$0.92	$0.90	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.04	$0.99	$0.90	$0.92	$0.90	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	6	6	6	17	17	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (6/1/2004)
Accumulation unit value at beginning of period	$2.17	$2.07	$1.89	$1.93	$1.88	$1.81	$1.59	$1.52	$1.36	$0.97
Accumulation unit value at end of period	$2.07	$2.17	$2.07	$1.89	$1.93	$1.88	$1.81	$1.59	$1.52	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	98	137	146	9	38	57	75	93	131	790
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (11/11/1999)
Accumulation unit value at beginning of period	$1.79	$1.74	$1.69	$1.70	$1.64	$1.69	$1.59	$1.51	$1.41	$1.25
Accumulation unit value at end of period	$1.77	$1.79	$1.74	$1.69	$1.70	$1.64	$1.69	$1.59	$1.51	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	49	68	76	93	241	334	439	507	618	1,984
Columbia Variable Portfolio – Large Cap Growth Fund (Class 1) (4/29/2011)
Accumulation unit value at beginning of period	$2.09	$1.65	$1.65	$1.53	$1.35	$1.05	$0.88	$1.00	—	—
Accumulation unit value at end of period	$1.99	$2.09	$1.65	$1.65	$1.53	$1.35	$1.05	$0.88	—	—
Number of accumulation units outstanding at end of period (000 omitted)	52	63	108	120	129	144	162	189	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.50	$1.98	$1.98	$1.84	$1.63	$1.27	$1.07	$1.11	$0.96	$0.71
Accumulation unit value at end of period	$2.37	$2.50	$1.98	$1.98	$1.84	$1.63	$1.27	$1.07	$1.11	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	1	20	35	43	66	74	263
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (10/23/2000)
Accumulation unit value at beginning of period	$2.04	$1.70	$1.55	$1.55	$1.39	$1.06	$0.93	$0.93	$0.82	$0.66
Accumulation unit value at end of period	$1.92	$2.04	$1.70	$1.55	$1.55	$1.39	$1.06	$0.93	$0.93	$0.82
Number of accumulation units outstanding at end of period (000 omitted)	131	130	145	148	152	154	151	177	175	202
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.31	$1.90	$1.88	$1.81	$1.70	$1.31	$1.20	$1.42	$1.14	$0.71
Accumulation unit value at end of period	$2.17	$2.31	$1.90	$1.88	$1.81	$1.70	$1.31	$1.20	$1.42	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	16	19	21	24	34	54	81	116	139	162
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.74	$1.55	$1.37	$1.46	$1.32	$0.97	$0.83	$0.91	$0.76	$0.54
Accumulation unit value at end of period	$1.49	$1.74	$1.55	$1.37	$1.46	$1.32	$0.97	$0.83	$0.91	$0.76
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Overseas Core Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.97	$1.56	$1.68	$1.62	$1.79	$1.48	$1.27	$1.47	$1.31	$1.04
Accumulation unit value at end of period	$1.62	$1.97	$1.56	$1.68	$1.62	$1.79	$1.48	$1.27	$1.47	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.66	$2.23	$1.88	$2.00	$1.82	$1.34	$1.14	$1.17	$0.99	$0.79
Accumulation unit value at end of period	$2.31	$2.66	$2.23	$1.88	$2.00	$1.82	$1.34	$1.14	$1.17	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	4	4	4	4	4	4
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (11/11/1999)
Accumulation unit value at beginning of period	$3.27	$2.95	$2.62	$2.74	$2.62	$1.78	$1.53	$1.69	$1.35	$0.98
Accumulation unit value at end of period	$2.82	$3.27	$2.95	$2.62	$2.74	$2.62	$1.78	$1.53	$1.69	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	14	14	14	14	14	14	15	15	15	16
Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (4/30/2004)
Accumulation unit value at beginning of period	$2.87	$2.55	$1.94	$2.10	$2.06	$1.55	$1.41	$1.52	$1.22	$0.99
Accumulation unit value at end of period	$2.32	$2.87	$2.55	$1.94	$2.10	$2.06	$1.55	$1.41	$1.52	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	3	3	4	5	7	19	33	39	58	621

24	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Columbia Variable Portfolio – Small Company Growth Fund (Class 1) (4/14/2003)
Accumulation unit value at beginning of period	$3.82	$2.99	$2.68	$2.61	$2.77	$2.00	$1.80	$1.93	$1.52	$1.22
Accumulation unit value at end of period	$3.71	$3.82	$2.99	$2.68	$2.61	$2.77	$2.00	$1.80	$1.93	$1.52
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	2	2	2	2	4	22
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 1) (4/29/2011)
Accumulation unit value at beginning of period	$1.05	$1.03	$1.02	$1.01	$0.97	$1.00	$0.99	$1.00	—	—
Accumulation unit value at end of period	$1.06	$1.05	$1.03	$1.02	$1.01	$0.97	$1.00	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16	16	17	67	69	71	79	84	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.16	$1.14	$1.12	$1.12	$1.07	$1.11	$1.10	$1.10	$1.08	$1.03
Accumulation unit value at end of period	$1.17	$1.16	$1.14	$1.12	$1.12	$1.07	$1.11	$1.10	$1.10	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	48	63	74	153	283	335	389	494	553	839
Credit Suisse Trust – Commodity Return Strategy Portfolio (5/1/2007)
Accumulation unit value at beginning of period	$0.49	$0.49	$0.44	$0.60	$0.73	$0.82	$0.85	$0.98	$0.85	$0.72
Accumulation unit value at end of period	$0.43	$0.49	$0.49	$0.44	$0.60	$0.73	$0.82	$0.85	$0.98	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	15
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.42	$1.40	$1.31	$1.35	$1.25	$1.34	$1.28	$1.18	$1.15	$1.09
Accumulation unit value at end of period	$1.40	$1.42	$1.40	$1.31	$1.35	$1.25	$1.34	$1.28	$1.18	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	9	10	14	22	123	193	242	277	352	1,468
CTIVP® – Loomis Sayles Growth Fund (Class 1) (4/29/2016)
Accumulation unit value at beginning of period	$1.39	$1.06	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.39	$1.06	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	9	11	—	—	—	—	—	—	—
CTIVP® – MFS® Blended Research® Core Equity Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.62	$1.36	$1.25	$1.26	$1.14	$0.90	$0.82	$0.86	$0.78	$0.60
Accumulation unit value at end of period	$1.47	$1.62	$1.36	$1.25	$1.26	$1.14	$0.90	$0.82	$0.86	$0.78
Number of accumulation units outstanding at end of period (000 omitted)	6	7	9	11	15	18	28	33	65	1,254
CTIVP® – Victory Sycamore Established Value Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.88	$2.51	$2.11	$2.13	$1.92	$1.43	$1.24	$1.34	$1.11	$0.82
Accumulation unit value at end of period	$2.56	$2.88	$2.51	$2.11	$2.13	$1.92	$1.43	$1.24	$1.34	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	1	1	1	1	1	1
Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.76	$2.43	$2.13	$2.21	$2.00	$1.50	$1.28	$1.29	$1.03	$0.77
Accumulation unit value at end of period	$2.30	$2.76	$2.43	$2.13	$2.21	$2.00	$1.50	$1.28	$1.29	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$3.09	$2.20	$2.13	$2.03	$1.93	$1.47	$1.29	$1.42	$1.11	$0.71
Accumulation unit value at end of period	$3.02	$3.09	$2.20	$2.13	$2.03	$1.93	$1.47	$1.29	$1.42	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	55	76	103	127	185	280	421	523	582	715
Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.35	$1.87	$1.76	$1.83	$1.72	$1.44	$1.32	$1.23	$1.08	$0.89
Accumulation unit value at end of period	$2.16	$2.35	$1.87	$1.76	$1.83	$1.72	$1.44	$1.32	$1.23	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	4	5	5	5	6	6	8	9	9
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.11	$0.88	$0.95	$0.95	$0.99	$0.85	$0.70	$0.84	$0.77	$0.62
Accumulation unit value at end of period	$0.92	$1.11	$0.88	$0.95	$0.95	$0.99	$0.85	$0.70	$0.84	$0.77
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.48	$1.17	$1.20	$1.25	$1.40	$1.15	$1.04	$1.29	$1.25	$0.97
Accumulation unit value at end of period	$1.21	$1.48	$1.17	$1.20	$1.25	$1.40	$1.15	$1.04	$1.29	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Eaton Vance VT Floating-Rate Income Fund – Initial Class (5/1/2007)
Accumulation unit value at beginning of period	$1.29	$1.26	$1.17	$1.20	$1.21	$1.18	$1.11	$1.09	$1.01	$0.71
Accumulation unit value at end of period	$1.28	$1.29	$1.26	$1.17	$1.20	$1.21	$1.18	$1.11	$1.09	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	4	11	12	17	23	32	46	56	72	421
Fidelity® VIP Balanced Portfolio Service Class (11/11/1999)
Accumulation unit value at beginning of period	$2.21	$1.93	$1.82	$1.83	$1.68	$1.42	$1.25	$1.32	$1.13	$0.83
Accumulation unit value at end of period	$2.09	$2.21	$1.93	$1.82	$1.83	$1.68	$1.42	$1.25	$1.32	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	3	2	2	2	2	2	2	4	4	18
Fidelity® VIP Contrafund® Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.88	$2.39	$2.25	$2.26	$2.05	$1.58	$1.38	$1.44	$1.24	$0.93
Accumulation unit value at end of period	$2.66	$2.88	$2.39	$2.25	$2.26	$2.05	$1.58	$1.38	$1.44	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	605	782	941	1,173	1,610	2,486	3,858	5,112	5,777	6,351

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	25

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Fidelity® VIP Growth & Income Portfolio Service Class (11/11/1999)
Accumulation unit value at beginning of period	$2.16	$1.87	$1.63	$1.69	$1.55	$1.17	$1.00	$1.00	$0.88	$0.70
Accumulation unit value at end of period	$1.94	$2.16	$1.87	$1.63	$1.69	$1.55	$1.17	$1.00	$1.00	$0.88
Number of accumulation units outstanding at end of period (000 omitted)	29	47	48	49	80	82	83	86	92	135
Fidelity® VIP Growth Portfolio Service Class (11/11/1999)
Accumulation unit value at beginning of period	$2.01	$1.50	$1.51	$1.43	$1.30	$0.96	$0.85	$0.86	$0.70	$0.55
Accumulation unit value at end of period	$1.98	$2.01	$1.50	$1.51	$1.43	$1.30	$0.96	$0.85	$0.86	$0.70
Number of accumulation units outstanding at end of period (000 omitted)	6	25	25	61	61	120	119	113	110	103
Fidelity® VIP Growth Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.65	$1.99	$2.00	$1.89	$1.72	$1.28	$1.13	$1.15	$0.94	$0.74
Accumulation unit value at end of period	$2.61	$2.65	$1.99	$2.00	$1.89	$1.72	$1.28	$1.13	$1.15	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.49	$1.45	$1.40	$1.43	$1.37	$1.41	$1.35	$1.28	$1.20	$1.05
Accumulation unit value at end of period	$1.46	$1.49	$1.45	$1.40	$1.43	$1.37	$1.41	$1.35	$1.28	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	390	542	551	673	990	1,286	1,587	1,888	2,223	2,984
Fidelity® VIP Mid Cap Portfolio Service Class (11/11/1999)
Accumulation unit value at beginning of period	$6.69	$5.60	$5.06	$5.19	$4.95	$3.68	$3.24	$3.67	$2.89	$2.09
Accumulation unit value at end of period	$5.64	$6.69	$5.60	$5.06	$5.19	$4.95	$3.68	$3.24	$3.67	$2.89
Number of accumulation units outstanding at end of period (000 omitted)	44	44	45	50	69	70	70	73	90	120
Fidelity® VIP Mid Cap Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$3.40	$2.85	$2.58	$2.65	$2.53	$1.88	$1.66	$1.89	$1.48	$1.07
Accumulation unit value at end of period	$2.86	$3.40	$2.85	$2.58	$2.65	$2.53	$1.88	$1.66	$1.89	$1.48
Number of accumulation units outstanding at end of period (000 omitted)	94	115	136	172	236	345	561	667	687	1,113
Fidelity® VIP Overseas Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.88	$1.46	$1.56	$1.53	$1.68	$1.31	$1.10	$1.35	$1.21	$0.97
Accumulation unit value at end of period	$1.58	$1.88	$1.46	$1.56	$1.53	$1.68	$1.31	$1.10	$1.35	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	132	152	183	194	274	360	535	721	762	824
Franklin Global Real Estate VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.65	$1.51	$1.52	$1.53	$1.35	$1.33	$1.06	$1.13	$0.95	$0.80
Accumulation unit value at end of period	$1.52	$1.65	$1.51	$1.52	$1.53	$1.35	$1.33	$1.06	$1.13	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	1	5	5	6	6	22
Franklin Income VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.08	$1.91	$1.70	$1.85	$1.79	$1.59	$1.42	$1.41	$1.26	$0.94
Accumulation unit value at end of period	$1.96	$2.08	$1.91	$1.70	$1.85	$1.79	$1.59	$1.42	$1.41	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	41	75	78	84	161	168	235	252	320	320
Franklin Mutual Shares VIP Fund – Class 2 (11/11/1999)
Accumulation unit value at beginning of period	$2.81	$2.62	$2.28	$2.43	$2.30	$1.81	$1.60	$1.64	$1.49	$1.20
Accumulation unit value at end of period	$2.52	$2.81	$2.62	$2.28	$2.43	$2.30	$1.81	$1.60	$1.64	$1.49
Number of accumulation units outstanding at end of period (000 omitted)	43	70	79	97	194	212	313	334	421	439
Franklin Rising Dividends VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.59	$2.17	$1.89	$1.99	$1.85	$1.44	$1.30	$1.24	$1.04	$0.90
Accumulation unit value at end of period	$2.43	$2.59	$2.17	$1.89	$1.99	$1.85	$1.44	$1.30	$1.24	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	1	1	1	14	16	15
Franklin Small Cap Value VIP Fund – Class 2 (11/11/1999)
Accumulation unit value at beginning of period	$5.14	$4.70	$3.65	$3.99	$4.01	$2.98	$2.55	$2.68	$2.11	$1.65
Accumulation unit value at end of period	$4.43	$5.14	$4.70	$3.65	$3.99	$4.01	$2.98	$2.55	$2.68	$2.11
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Small-Mid Cap Growth VIP Fund – Class 2 (11/11/1999)
Accumulation unit value at beginning of period	$2.37	$1.97	$1.91	$1.99	$1.87	$1.37	$1.25	$1.33	$1.05	$0.74
Accumulation unit value at end of period	$2.21	$2.37	$1.97	$1.91	$1.99	$1.87	$1.37	$1.25	$1.33	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	33	47	60	62	91	102	105	126	137	178
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.81	$2.56	$2.28	$2.54	$2.26	$1.72	$1.47	$1.59	$1.28	$0.98
Accumulation unit value at end of period	$2.49	$2.81	$2.56	$2.28	$2.54	$2.26	$1.72	$1.47	$1.59	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	202	257	282	361	466	720	1,152	1,512	1,698	2,218
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.89	$1.54	$1.41	$1.42	$1.24	$0.91	$0.80	$0.78	$0.70	$0.59
Accumulation unit value at end of period	$1.75	$1.89	$1.54	$1.41	$1.42	$1.24	$0.91	$0.80	$0.78	$0.70
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. American Franchise Fund, Series I Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.90	$1.51	$1.49	$1.44	$1.34	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$1.81	$1.90	$1.51	$1.49	$1.44	$1.34	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15	30	31	33	62	64	70	—	—	—

26	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.87	$1.49	$1.48	$1.43	$1.33	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$1.78	$1.87	$1.49	$1.48	$1.43	$1.33	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	9	10	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.44	$2.10	$1.82	$1.96	$1.82	$1.36	$1.15	$1.19	$1.04	$0.82
Accumulation unit value at end of period	$2.12	$2.44	$2.10	$1.82	$1.96	$1.82	$1.36	$1.15	$1.19	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	808	1,028	1,200	1,539	1,996	2,966	4,732	6,409	7,214	7,754
Invesco V.I. Core Equity Fund, Series I Shares (4/28/2006)
Accumulation unit value at beginning of period	$1.90	$1.69	$1.55	$1.67	$1.56	$1.22	$1.08	$1.10	$1.01	$0.80
Accumulation unit value at end of period	$1.70	$1.90	$1.69	$1.55	$1.67	$1.56	$1.22	$1.08	$1.10	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	51	51	61	68	68	71	71	75	108	149
Invesco V.I. Health Care Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.93	$1.69	$1.93	$1.90	$1.61	$1.16	$0.97	$0.95	$0.92	$0.73
Accumulation unit value at end of period	$1.92	$1.93	$1.69	$1.93	$1.90	$1.61	$1.16	$0.97	$0.95	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. International Growth Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.27	$1.05	$1.07	$1.11	$1.12	$0.95	$0.84	$0.91	$0.82	$0.61
Accumulation unit value at end of period	$1.07	$1.27	$1.05	$1.07	$1.11	$1.12	$0.95	$0.84	$0.91	$0.82
Number of accumulation units outstanding at end of period (000 omitted)	7	7	8	9	12	13	18	20	40	883
Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.19	$1.93	$1.73	$1.83	$1.77	$1.40	$1.28	$1.38	$1.23	$0.96
Accumulation unit value at end of period	$1.92	$2.19	$1.93	$1.73	$1.83	$1.77	$1.40	$1.28	$1.38	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	27	34	37	45	61	75	99	146	163	176
Invesco V.I. Mid Cap Growth Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.68	$1.39	$1.40	$1.40	$1.32	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.56	$1.68	$1.39	$1.40	$1.40	$1.32	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Value Opportunities Fund, Series II Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.69	$1.46	$1.25	$1.42	$1.35	$1.02	$0.88	$0.92	$0.87	$0.60
Accumulation unit value at end of period	$1.35	$1.69	$1.46	$1.25	$1.42	$1.35	$1.02	$0.88	$0.92	$0.87
Number of accumulation units outstanding at end of period (000 omitted)	107	136	156	195	266	341	457	731	827	846
Janus Henderson VIT Enterprise Portfolio: Service Shares (10/23/2000)
Accumulation unit value at beginning of period	$1.75	$1.39	$1.26	$1.23	$1.11	$0.85	$0.73	$0.75	$0.61	$0.43
Accumulation unit value at end of period	$1.72	$1.75	$1.39	$1.26	$1.23	$1.11	$0.85	$0.73	$0.75	$0.61
Number of accumulation units outstanding at end of period (000 omitted)	18	17	37	37	37	37	37	37	37	39
Janus Henderson VIT Global Technology Portfolio: Service Shares (10/23/2000)
Accumulation unit value at beginning of period	$1.44	$1.01	$0.90	$0.87	$0.80	$0.60	$0.51	$0.56	$0.46	$0.30
Accumulation unit value at end of period	$1.44	$1.44	$1.01	$0.90	$0.87	$0.80	$0.60	$0.51	$0.56	$0.46
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	2	2	32	32	32	32
Janus Henderson VIT Research Portfolio: Service Shares (10/23/2000)
Accumulation unit value at beginning of period	$1.47	$1.16	$1.17	$1.13	$1.01	$0.79	$0.67	$0.72	$0.64	$0.48
Accumulation unit value at end of period	$1.41	$1.47	$1.16	$1.17	$1.13	$1.01	$0.79	$0.67	$0.72	$0.64
Number of accumulation units outstanding at end of period (000 omitted)	18	20	22	28	35	58	98	124	173	1,443
MFS® Investors Trust Series – Initial Class (11/11/1999)
Accumulation unit value at beginning of period	$2.23	$1.83	$1.70	$1.72	$1.57	$1.20	$1.02	$1.05	$0.96	$0.77
Accumulation unit value at end of period	$2.08	$2.23	$1.83	$1.70	$1.72	$1.57	$1.20	$1.02	$1.05	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
MFS® Investors Trust Series – Service Class (10/23/2000)
Accumulation unit value at beginning of period	$2.04	$1.68	$1.57	$1.58	$1.45	$1.11	$0.95	$0.98	$0.90	$0.72
Accumulation unit value at end of period	$1.90	$2.04	$1.68	$1.57	$1.58	$1.45	$1.11	$0.95	$0.98	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	10	12	13	20	53	54	54	55	70	88
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (3/27/2015)
Accumulation unit value at beginning of period	$1.29	$1.02	$0.98	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.29	$1.02	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
MFS® New Discovery Series – Initial Class (11/11/1999)
Accumulation unit value at beginning of period	$3.36	$2.68	$2.49	$2.56	$2.80	$2.00	$1.67	$1.88	$1.40	$0.86
Accumulation unit value at end of period	$3.27	$3.36	$2.68	$2.49	$2.56	$2.80	$2.00	$1.67	$1.88	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	2	4	6	7	8	8	10	10	11	13
MFS® New Discovery Series – Service Class (10/23/2000)
Accumulation unit value at beginning of period	$2.16	$1.73	$1.61	$1.66	$1.82	$1.30	$1.09	$1.23	$0.92	$0.57
Accumulation unit value at end of period	$2.10	$2.16	$1.73	$1.61	$1.66	$1.82	$1.30	$1.09	$1.23	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	1	1	5	5	12	11	18	18	28	30

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	27

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
MFS® Total Return Series – Initial Class (11/11/1999)
Accumulation unit value at beginning of period	$2.51	$2.26	$2.10	$2.13	$1.98	$1.69	$1.53	$1.52	$1.40	$1.20
Accumulation unit value at end of period	$2.34	$2.51	$2.26	$2.10	$2.13	$1.98	$1.69	$1.53	$1.52	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	24	25	25	26	27	27	28	29	29	33
MFS® Total Return Series – Service Class (10/23/2000)
Accumulation unit value at beginning of period	$2.23	$2.02	$1.87	$1.91	$1.78	$1.52	$1.38	$1.38	$1.27	$1.09
Accumulation unit value at end of period	$2.08	$2.23	$2.02	$1.87	$1.91	$1.78	$1.52	$1.38	$1.38	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	44	48	49	57	95	95	100	112	135	249
MFS® Utilities Series – Initial Class (11/11/1999)
Accumulation unit value at beginning of period	$3.43	$3.02	$2.74	$3.24	$2.91	$2.44	$2.18	$2.06	$1.83	$1.39
Accumulation unit value at end of period	$3.43	$3.43	$3.02	$2.74	$3.24	$2.91	$2.44	$2.18	$2.06	$1.83
Number of accumulation units outstanding at end of period (000 omitted)	—	13	15	15	15	15	24	25	25	28
MFS® Utilities Series – Service Class (10/23/2000)
Accumulation unit value at beginning of period	$2.74	$2.42	$2.20	$2.61	$2.35	$1.98	$1.77	$1.68	$1.50	$1.14
Accumulation unit value at end of period	$2.73	$2.74	$2.42	$2.20	$2.61	$2.35	$1.98	$1.77	$1.68	$1.50
Number of accumulation units outstanding at end of period (000 omitted)	3	3	12	12	20	20	20	34	36	67
Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.11	$1.02	$1.00	$1.03	$0.92	$0.90	$0.70	$0.79	$0.65	$0.47
Accumulation unit value at end of period	$1.01	$1.11	$1.02	$1.00	$1.03	$0.92	$0.90	$0.70	$0.79	$0.65
Number of accumulation units outstanding at end of period (000 omitted)	1	2	2	2	3	11	14	20	28	253
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.86	$1.36	$1.51	$1.62	$1.61	$1.19	$1.11	$1.20	$0.92	$0.59
Accumulation unit value at end of period	$2.03	$1.86	$1.36	$1.51	$1.62	$1.61	$1.19	$1.11	$1.20	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.93	$2.88	$2.73	$2.71	$2.12	$2.11	$1.84	$1.77	$1.38	$1.09
Accumulation unit value at end of period	$2.66	$2.93	$2.88	$2.73	$2.71	$2.12	$2.11	$1.84	$1.77	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	8	15	16	17	28	51	62	102	122	193
Oppenheimer Capital Appreciation Fund/VA, Service Shares* (4/30/2004)
Accumulation unit value at beginning of period	$2.15	$1.72	$1.78	$1.74	$1.53	$1.20	$1.06	$1.09	$1.01	$0.71
Accumulation unit value at end of period	$2.00	$2.15	$1.72	$1.78	$1.74	$1.53	$1.20	$1.06	$1.09	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	251	331	390	461	631	940	1,413	1,842	2,133	2,047
*Oppenheimer Capital Appreciation Fund/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Capital Appreciation Fund, Series II Shares on or about May 24, 2019.
Oppenheimer Global Fund/VA, Service Shares* (4/30/2004)
Accumulation unit value at beginning of period	$2.75	$2.04	$2.07	$2.02	$2.00	$1.59	$1.33	$1.47	$1.29	$0.94
Accumulation unit value at end of period	$2.36	$2.75	$2.04	$2.07	$2.02	$2.00	$1.59	$1.33	$1.47	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	3	5	5	5	6	6	7	8	41	47
*Oppenheimer Global Fund/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Global Fund, Series II Shares on or about May 24, 2019.
Oppenheimer Global Strategic Income Fund/VA, Service Shares* (4/30/2004)
Accumulation unit value at beginning of period	$1.65	$1.58	$1.50	$1.56	$1.54	$1.56	$1.39	$1.40	$1.24	$1.06
Accumulation unit value at end of period	$1.56	$1.65	$1.58	$1.50	$1.56	$1.54	$1.56	$1.39	$1.40	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	441	567	596	716	954	1,258	1,583	2,078	2,412	3,300
*Oppenheimer Global Strategic Income Fund/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares on or about May 24, 2019.
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares* (4/30/2004)
Accumulation unit value at beginning of period	$2.96	$2.63	$2.26	$2.44	$2.21	$1.59	$1.37	$1.42	$1.16	$0.86
Accumulation unit value at end of period	$2.62	$2.96	$2.63	$2.26	$2.44	$2.21	$1.59	$1.37	$1.42	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	13	16	16	16	17	17	18	18	19	25
*Oppenheimer Main Street Small Cap Fund®/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares on or about May 24, 2019.
PIMCO VIT All Asset Portfolio, Advisor Class (5/1/2007)
Accumulation unit value at beginning of period	$1.46	$1.30	$1.17	$1.30	$1.31	$1.32	$1.16	$1.16	$1.03	$0.86
Accumulation unit value at end of period	$1.36	$1.46	$1.30	$1.17	$1.30	$1.31	$1.32	$1.16	$1.16	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	5	6	6	12	19	40	73	91	121	577
Putnam VT Equity Income Fund – Class IB Shares (5/12/2017)
Accumulation unit value at beginning of period	$1.12	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.12	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	37	37	—	—	—	—	—	—	—	—
Putnam VT Global Health Care Fund – Class IB Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.65	$2.33	$2.65	$2.49	$1.97	$1.41	$1.17	$1.19	$1.18	$0.95
Accumulation unit value at end of period	$2.61	$2.65	$2.33	$2.65	$2.49	$1.97	$1.41	$1.17	$1.19	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

28	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Putnam VT Income Fund – Class IB Shares (11/11/1999)
Accumulation unit value at beginning of period	$2.03	$1.95	$1.93	$1.98	$1.88	$1.87	$1.71	$1.64	$1.51	$1.04
Accumulation unit value at end of period	$2.01	$2.03	$1.95	$1.93	$1.98	$1.88	$1.87	$1.71	$1.64	$1.51
Number of accumulation units outstanding at end of period (000 omitted)	7	9	9	17	17	17	18	19	19	20
Putnam VT International Equity Fund – Class IB Shares (11/11/1999)
Accumulation unit value at beginning of period	$1.65	$1.32	$1.36	$1.38	$1.49	$1.18	$0.98	$1.19	$1.10	$0.89
Accumulation unit value at end of period	$1.32	$1.65	$1.32	$1.36	$1.38	$1.49	$1.18	$0.98	$1.19	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	24	25	44	46	52	53	56	55	56	59
Putnam VT Small Cap Value Fund – Class IB Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.40	$2.25	$1.78	$1.88	$1.84	$1.34	$1.15	$1.22	$0.98	$0.75
Accumulation unit value at end of period	$1.90	$2.40	$2.25	$1.78	$1.88	$1.84	$1.34	$1.15	$1.22	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	1	2	2	9	11	11	12
Putnam VT Sustainable Leaders Fund – Class IB Shares (9/24/2010)
Accumulation unit value at beginning of period	$2.48	$1.94	$1.82	$1.85	$1.65	$1.22	$1.06	$1.13	$1.00	—
Accumulation unit value at end of period	$2.42	$2.48	$1.94	$1.82	$1.85	$1.65	$1.22	$1.06	$1.13	—
Number of accumulation units outstanding at end of period (000 omitted)	11	11	29	41	42	43	79	78	91	—
Templeton Foreign VIP Fund – Class 2 (11/11/1999)
Accumulation unit value at beginning of period	$1.77	$1.54	$1.45	$1.57	$1.79	$1.47	$1.26	$1.42	$1.33	$0.98
Accumulation unit value at end of period	$1.48	$1.77	$1.54	$1.45	$1.57	$1.79	$1.47	$1.26	$1.42	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	12	17	18	22	30	34	38	38	39	67
Templeton Global Bond VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.08	$2.06	$2.03	$2.14	$2.13	$2.12	$1.86	$1.90	$1.68	$1.43
Accumulation unit value at end of period	$2.10	$2.08	$2.06	$2.03	$2.14	$2.13	$2.12	$1.86	$1.90	$1.68
Number of accumulation units outstanding at end of period (000 omitted)	212	281	298	344	487	672	828	1,103	1,323	1,888
Templeton Growth VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.86	$1.59	$1.46	$1.58	$1.65	$1.27	$1.06	$1.16	$1.09	$0.84
Accumulation unit value at end of period	$1.56	$1.86	$1.59	$1.46	$1.58	$1.65	$1.27	$1.06	$1.16	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	16	17	18	19	19	89	101	103	104
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.81	$1.54	$1.47	$1.50	$1.44	$1.21	$1.07	$1.12	$1.00	—
Accumulation unit value at end of period	$1.64	$1.81	$1.54	$1.47	$1.50	$1.44	$1.21	$1.07	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	30	—	—	—	—	—	145	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.82	$1.55	$1.47	$1.50	$1.44	$1.21	$1.07	$1.12	$1.00	—
Accumulation unit value at end of period	$1.64	$1.82	$1.55	$1.47	$1.50	$1.44	$1.21	$1.07	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	51	178	274	436	470	865	1,303	1,997	3,063	—
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.27	$1.20	$1.17	$1.19	$1.15	$1.13	$1.06	$1.04	$1.00	—
Accumulation unit value at end of period	$1.22	$1.27	$1.20	$1.17	$1.19	$1.15	$1.13	$1.06	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	77	121	121	216	266	306	708	353	168	—
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.27	$1.20	$1.17	$1.19	$1.15	$1.13	$1.06	$1.04	$1.00	—
Accumulation unit value at end of period	$1.22	$1.27	$1.20	$1.17	$1.19	$1.15	$1.13	$1.06	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	44	50	56	62	69	356	471	597	614	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.10	$1.03	$1.01	$1.03	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.10	$1.03	$1.01	$1.03	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	37	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.14	$1.03	$1.01	$1.04	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.08	$1.14	$1.03	$1.01	$1.04	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	224	250	289	302	347	136	—	—	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.21	$1.04	$1.02	$1.07	$1.03	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.21	$1.04	$1.02	$1.07	$1.03	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	959	997	1,203	962	1,202	184	—	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.18	$1.04	$1.02	$1.06	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.18	$1.04	$1.02	$1.06	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,187	2,350	2,468	2,931	2,330	354	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.54	$1.38	$1.33	$1.36	$1.31	$1.19	$1.08	$1.09	$1.00	—
Accumulation unit value at end of period	$1.44	$1.54	$1.38	$1.33	$1.36	$1.31	$1.19	$1.08	$1.09	—
Number of accumulation units outstanding at end of period (000 omitted)	32	32	32	32	423	436	323	101	86	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	29

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.55	$1.38	$1.34	$1.36	$1.31	$1.19	$1.08	$1.09	$1.00	—
Accumulation unit value at end of period	$1.44	$1.55	$1.38	$1.34	$1.36	$1.31	$1.19	$1.08	$1.09	—
Number of accumulation units outstanding at end of period (000 omitted)	805	1,044	1,363	1,944	2,865	4,704	6,561	8,468	8,331	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.68	$1.46	$1.40	$1.43	$1.38	$1.20	$1.08	$1.11	$1.00	—
Accumulation unit value at end of period	$1.54	$1.68	$1.46	$1.40	$1.43	$1.38	$1.20	$1.08	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	153	125	37	41	155	147	68	568	410	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.68	$1.46	$1.41	$1.43	$1.38	$1.20	$1.08	$1.11	$1.00	—
Accumulation unit value at end of period	$1.54	$1.68	$1.46	$1.41	$1.43	$1.38	$1.20	$1.08	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	276	339	394	784	1,022	1,828	2,714	3,986	4,256	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.40	$1.29	$1.25	$1.27	$1.22	$1.16	$1.08	$1.07	$1.00	—
Accumulation unit value at end of period	$1.33	$1.40	$1.29	$1.25	$1.27	$1.22	$1.16	$1.08	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	70	141	385	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.40	$1.29	$1.25	$1.27	$1.23	$1.16	$1.08	$1.07	$1.00	—
Accumulation unit value at end of period	$1.33	$1.40	$1.29	$1.25	$1.27	$1.23	$1.16	$1.08	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	33	37	42	258	613	1,237	1,915	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.54	$2.40	$1.93	$2.16	$2.14	$1.61	$1.43	$1.51	$1.23	$0.91
Accumulation unit value at end of period	$2.17	$2.54	$2.40	$1.93	$2.16	$2.14	$1.61	$1.43	$1.51	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	241	303	332	444	595	825	1,336	1,723	1,908	2,350
Wanger International (4/30/2004)
Accumulation unit value at beginning of period	$3.26	$2.48	$2.55	$2.58	$2.73	$2.25	$1.88	$2.22	$1.80	$1.22
Accumulation unit value at end of period	$2.66	$3.26	$2.48	$2.55	$2.58	$2.73	$2.25	$1.88	$2.22	$1.80
Number of accumulation units outstanding at end of period (000 omitted)	151	175	215	250	332	418	620	811	812	1,103
Wanger USA (4/30/2004)
Accumulation unit value at beginning of period	$2.93	$2.48	$2.20	$2.24	$2.16	$1.64	$1.38	$1.45	$1.19	$0.84
Accumulation unit value at end of period	$2.85	$2.93	$2.48	$2.20	$2.24	$2.16	$1.64	$1.38	$1.45	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	126	173	211	268	376	526	870	1,131	1,309	1,726
Wells Fargo VT Index Asset Allocation Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.28	$2.05	$1.93	$1.93	$1.65	$1.40	$1.25	$1.19	$1.06	$0.93
Accumulation unit value at end of period	$2.19	$2.28	$2.05	$1.93	$1.93	$1.65	$1.40	$1.25	$1.19	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	3
Wells Fargo VT International Equity Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.85	$1.51	$1.48	$1.47	$1.57	$1.33	$1.18	$1.38	$1.19	$1.05
Accumulation unit value at end of period	$1.52	$1.85	$1.51	$1.48	$1.47	$1.57	$1.33	$1.18	$1.38	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	95	111	138	175	261	373	511	645	637	813
Wells Fargo VT Omega Growth Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$3.12	$2.34	$2.36	$2.35	$2.29	$1.66	$1.39	$1.49	$1.26	$0.89
Accumulation unit value at end of period	$3.09	$3.12	$2.34	$2.36	$2.35	$2.29	$1.66	$1.39	$1.49	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	127	177	230	285	405	623	1,038	1,312	1,504	1,159
Wells Fargo VT Opportunity Fund – Class 2 (8/26/2011)
Accumulation unit value at beginning of period	$2.14	$1.79	$1.62	$1.69	$1.55	$1.20	$1.05	$1.00	—	—
Accumulation unit value at end of period	$1.96	$2.14	$1.79	$1.62	$1.69	$1.55	$1.20	$1.05	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	8	9	11	45	54	66	83	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$3.08	$2.48	$2.32	$2.42	$2.50	$1.68	$1.58	$1.67	$1.33	$0.88
Accumulation unit value at end of period	$3.08	$3.08	$2.48	$2.32	$2.42	$2.50	$1.68	$1.58	$1.67	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	22	32	39	53	72	101	173	222	267	—

Variable account charges of 1.20% of the daily net assets of the variable account.

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AB VPS Balanced Wealth Strategy Portfolio (Class B) (9/26/2008)
Accumulation unit value at beginning of period	$1.70	$1.49	$1.44	$1.44	$1.36	$1.18	$1.06	$1.10	$1.01	$0.82
Accumulation unit value at end of period	$1.57	$1.70	$1.49	$1.44	$1.44	$1.36	$1.18	$1.06	$1.10	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	6	7	45	46	49	51	326	355	101	106
AB VPS Global Thematic Growth Portfolio (Class B) (11/6/2003)
Accumulation unit value at beginning of period	$1.78	$1.32	$1.35	$1.33	$1.28	$1.06	$0.94	$1.25	$1.06	$0.70
Accumulation unit value at end of period	$1.58	$1.78	$1.32	$1.35	$1.33	$1.28	$1.06	$0.94	$1.25	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	7	8	9	1	1	9	11	39	23	35

30	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AB VPS Growth and Income Portfolio (Class B) (11/6/2003)
Accumulation unit value at beginning of period	$2.55	$2.18	$1.98	$1.98	$1.83	$1.38	$1.19	$1.13	$1.02	$0.86
Accumulation unit value at end of period	$2.37	$2.55	$2.18	$1.98	$1.98	$1.83	$1.38	$1.19	$1.13	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	40	41	46	61	99	121	131	144	150	158
AB VPS International Value Portfolio (Class B) (5/1/2006)
Accumulation unit value at beginning of period	$0.91	$0.74	$0.75	$0.74	$0.81	$0.66	$0.59	$0.74	$0.72	$0.54
Accumulation unit value at end of period	$0.69	$0.91	$0.74	$0.75	$0.74	$0.81	$0.66	$0.59	$0.74	$0.72
Number of accumulation units outstanding at end of period (000 omitted)	71	76	83	107	129	308	322	389	430	8,976
AB VPS Large Cap Growth Portfolio (Class B) (11/6/2003)
Accumulation unit value at beginning of period	$2.89	$2.22	$2.19	$2.00	$1.78	$1.32	$1.15	$1.20	$1.11	$0.82
Accumulation unit value at end of period	$2.92	$2.89	$2.22	$2.19	$2.00	$1.78	$1.32	$1.15	$1.20	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	24	26	11	27	20	24	29	31	86	76
American Century VP Inflation Protection, Class II (5/1/2006)
Accumulation unit value at beginning of period	$1.33	$1.30	$1.26	$1.31	$1.28	$1.42	$1.34	$1.21	$1.17	$1.07
Accumulation unit value at end of period	$1.28	$1.33	$1.30	$1.26	$1.31	$1.28	$1.42	$1.34	$1.21	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	134
American Century VP International, Class II (5/1/2006)
Accumulation unit value at beginning of period	$1.42	$1.10	$1.18	$1.18	$1.27	$1.05	$0.88	$1.01	$0.91	$0.69
Accumulation unit value at end of period	$1.19	$1.42	$1.10	$1.18	$1.18	$1.27	$1.05	$0.88	$1.01	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	51	51	51	83	83	—	—	—	—	—
American Century VP Mid Cap Value, Class II (5/1/2007)
Accumulation unit value at beginning of period	$2.18	$1.98	$1.63	$1.68	$1.46	$1.14	$0.99	$1.01	$0.86	$0.67
Accumulation unit value at end of period	$1.88	$2.18	$1.98	$1.63	$1.68	$1.46	$1.14	$0.99	$1.01	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	22	22	22	6	6	6	6	6	6	—
American Century VP Ultra®, Class II (5/1/2006)
Accumulation unit value at beginning of period	$2.34	$1.80	$1.74	$1.66	$1.53	$1.13	$1.01	$1.01	$0.88	$0.66
Accumulation unit value at end of period	$2.33	$2.34	$1.80	$1.74	$1.66	$1.53	$1.13	$1.01	$1.01	$0.88
Number of accumulation units outstanding at end of period (000 omitted)	84	84	84	84	84	237	237	237	237	237
American Century VP Value, Class II (5/1/2006)
Accumulation unit value at beginning of period	$1.97	$1.84	$1.55	$1.63	$1.46	$1.13	$1.00	$1.00	$0.89	$0.76
Accumulation unit value at end of period	$1.77	$1.97	$1.84	$1.55	$1.63	$1.46	$1.13	$1.00	$1.00	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
ClearBridge Variable Small Cap Growth Portfolio – Class I (5/1/2007)
Accumulation unit value at beginning of period	$2.26	$1.84	$1.76	$1.86	$1.81	$1.25	$1.06	$1.06	$0.85	$0.60
Accumulation unit value at end of period	$2.31	$2.26	$1.84	$1.76	$1.86	$1.81	$1.25	$1.06	$1.06	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	23	23	23	—	—	—	—	—	1	1
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (3/3/2000)
Accumulation unit value at beginning of period	$1.57	$1.28	$1.20	$1.20	$1.05	$0.80	$0.71	$0.68	$0.59	$0.48
Accumulation unit value at end of period	$1.49	$1.57	$1.28	$1.20	$1.20	$1.05	$0.80	$0.71	$0.68	$0.59
Number of accumulation units outstanding at end of period (000 omitted)	422	448	471	428	595	658	713	880	1,242	1,472
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (3/3/2000)
Accumulation unit value at beginning of period	$3.01	$2.67	$2.38	$2.48	$2.28	$1.82	$1.62	$1.72	$1.49	$1.19
Accumulation unit value at end of period	$2.80	$3.01	$2.67	$2.38	$2.48	$2.28	$1.82	$1.62	$1.72	$1.49
Number of accumulation units outstanding at end of period (000 omitted)	189	200	261	417	502	579	572	713	984	14,162
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.69	$1.17	$1.12	$1.25	$1.30	$1.33	$1.12	$1.44	$1.21	$0.71
Accumulation unit value at end of period	$1.31	$1.69	$1.17	$1.12	$1.25	$1.30	$1.33	$1.12	$1.44	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	123	122	126	142	155	204	204	225	307	4,391
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (11/6/2003)
Accumulation unit value at beginning of period	$0.98	$0.99	$1.00	$1.02	$1.03	$1.04	$1.05	$1.07	$1.08	$1.09
Accumulation unit value at end of period	$0.98	$0.98	$0.99	$1.00	$1.02	$1.03	$1.04	$1.05	$1.07	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	1,162	1,288	1,431	597	642	838	1,249	1,477	1,772	4,706
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (3/3/2000)
Accumulation unit value at beginning of period	$2.43	$2.31	$2.10	$2.15	$2.10	$2.00	$1.75	$1.67	$1.49	$0.98
Accumulation unit value at end of period	$2.31	$2.43	$2.31	$2.10	$2.15	$2.10	$2.00	$1.75	$1.67	$1.49
Number of accumulation units outstanding at end of period (000 omitted)	80	82	88	134	140	143	165	192	290	430
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.91	$1.82	$1.66	$1.70	$1.66	$1.60	$1.41	$1.34	$1.20	$0.85
Accumulation unit value at end of period	$1.82	$1.91	$1.82	$1.66	$1.70	$1.66	$1.60	$1.41	$1.34	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	34	36	40	72	88	130	129	183	251	12,398
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (11/6/2003)
Accumulation unit value at beginning of period	$1.49	$1.46	$1.41	$1.42	$1.37	$1.42	$1.34	$1.27	$1.18	$1.05
Accumulation unit value at end of period	$1.48	$1.49	$1.46	$1.41	$1.42	$1.37	$1.42	$1.34	$1.27	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	247	339	338	428	512	720	740	876	1,314	22,808

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	31

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (11/6/2003)
Accumulation unit value at beginning of period	$2.60	$2.06	$2.06	$1.91	$1.70	$1.32	$1.11	$1.16	$1.00	$0.74
Accumulation unit value at end of period	$2.46	$2.60	$2.06	$2.06	$1.91	$1.70	$1.32	$1.11	$1.16	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	4	4	5	5	30	33	35	7	8	8
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (11/6/2003)
Accumulation unit value at beginning of period	$2.71	$2.26	$2.05	$2.06	$1.84	$1.41	$1.24	$1.23	$1.09	$0.87
Accumulation unit value at end of period	$2.54	$2.71	$2.26	$2.05	$2.06	$1.84	$1.41	$1.24	$1.23	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	135	139	147	365	408	406	410	439	651	519
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (11/6/2003)
Accumulation unit value at beginning of period	$2.36	$1.94	$1.93	$1.85	$1.74	$1.35	$1.22	$1.46	$1.17	$0.72
Accumulation unit value at end of period	$2.22	$2.36	$1.94	$1.93	$1.85	$1.74	$1.35	$1.22	$1.46	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	15	15	15	6	7	29	29	29	29	65
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.73	$1.54	$1.37	$1.46	$1.31	$0.97	$0.83	$0.91	$0.75	$0.54
Accumulation unit value at end of period	$1.48	$1.73	$1.54	$1.37	$1.46	$1.31	$0.97	$0.83	$0.91	$0.75
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	—	—	—	—	—	—
Columbia Variable Portfolio – Overseas Core Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.32	$1.05	$1.13	$1.09	$1.20	$1.00	$0.86	$0.99	$0.88	$0.70
Accumulation unit value at end of period	$1.08	$1.32	$1.05	$1.13	$1.09	$1.20	$1.00	$0.86	$0.99	$0.88
Number of accumulation units outstanding at end of period (000 omitted)	8	8	8	—	—	—	—	—	66	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$2.17	$1.82	$1.53	$1.64	$1.49	$1.09	$0.93	$0.96	$0.81	$0.65
Accumulation unit value at end of period	$1.88	$2.17	$1.82	$1.53	$1.64	$1.49	$1.09	$0.93	$0.96	$0.81
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (3/3/2000)
Accumulation unit value at beginning of period	$2.55	$2.30	$2.04	$2.14	$2.04	$1.39	$1.20	$1.32	$1.06	$0.76
Accumulation unit value at end of period	$2.20	$2.55	$2.30	$2.04	$2.14	$2.04	$1.39	$1.20	$1.32	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	27	33	34	18	18	18	19	32	42	45
Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (5/1/2006)
Accumulation unit value at beginning of period	$2.05	$1.82	$1.39	$1.50	$1.47	$1.11	$1.01	$1.09	$0.87	$0.71
Accumulation unit value at end of period	$1.66	$2.05	$1.82	$1.39	$1.50	$1.47	$1.11	$1.01	$1.09	$0.87
Number of accumulation units outstanding at end of period (000 omitted)	34	36	45	94	111	208	231	294	346	15,475
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (3/3/2000)
Accumulation unit value at beginning of period	$1.35	$1.32	$1.30	$1.30	$1.25	$1.29	$1.28	$1.28	$1.26	$1.21
Accumulation unit value at end of period	$1.35	$1.35	$1.32	$1.30	$1.30	$1.25	$1.29	$1.28	$1.28	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	460	491	455	537	581	603	592	697	1,388	3,602
Credit Suisse Trust – Commodity Return Strategy Portfolio (5/1/2007)
Accumulation unit value at beginning of period	$0.49	$0.49	$0.44	$0.60	$0.73	$0.82	$0.85	$0.98	$0.85	$0.72
Accumulation unit value at end of period	$0.43	$0.49	$0.49	$0.44	$0.60	$0.73	$0.82	$0.85	$0.98	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	37	37	37	—	—	—	—	—	93	8
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.42	$1.40	$1.30	$1.34	$1.25	$1.34	$1.28	$1.18	$1.15	$1.08
Accumulation unit value at end of period	$1.39	$1.42	$1.40	$1.30	$1.34	$1.25	$1.34	$1.28	$1.18	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	49	55	58	115	137	223	202	267	382	16,907
CTIVP® – Loomis Sayles Growth Fund (Class 1) (4/29/2016)
Accumulation unit value at beginning of period	$1.39	$1.06	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.39	$1.06	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	54	67	86	—	—	—	—	—	—	—
CTIVP® – MFS® Blended Research® Core Equity Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.61	$1.35	$1.25	$1.26	$1.14	$0.90	$0.82	$0.86	$0.78	$0.60
Accumulation unit value at end of period	$1.46	$1.61	$1.35	$1.25	$1.26	$1.14	$0.90	$0.82	$0.86	$0.78
Number of accumulation units outstanding at end of period (000 omitted)	35	37	46	92	120	186	214	312	460	22,845
CTIVP® – Victory Sycamore Established Value Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$2.40	$2.10	$1.76	$1.78	$1.61	$1.20	$1.04	$1.12	$0.93	$0.69
Accumulation unit value at end of period	$2.13	$2.40	$2.10	$1.76	$1.78	$1.61	$1.20	$1.04	$1.12	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	3	4	4	4	5	6
Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (5/1/2006)
Accumulation unit value at beginning of period	$2.07	$1.82	$1.60	$1.66	$1.51	$1.13	$0.96	$0.97	$0.77	$0.58
Accumulation unit value at end of period	$1.73	$2.07	$1.82	$1.60	$1.66	$1.51	$1.13	$0.96	$0.97	$0.77
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	52	52	—	—	—	—	—
Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (5/1/2006)
Accumulation unit value at beginning of period	$2.76	$1.96	$1.90	$1.82	$1.73	$1.32	$1.16	$1.27	$0.99	$0.64
Accumulation unit value at end of period	$2.69	$2.76	$1.96	$1.90	$1.82	$1.73	$1.32	$1.16	$1.27	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	50	50	50	50	50	50	50	50	50	50

32	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
The Dreyfus Sustainable U.S. Equity Portfolio, Inc., Initial Shares (3/3/2000)
Accumulation unit value at beginning of period	$1.41	$1.24	$1.14	$1.19	$1.06	$0.80	$0.72	$0.72	$0.64	$0.48
Accumulation unit value at end of period	$1.33	$1.41	$1.24	$1.14	$1.19	$1.06	$0.80	$0.72	$0.72	$0.64
Number of accumulation units outstanding at end of period (000 omitted)	38	44	44	47	56	56	82	112	194	210
Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (5/1/2006)
Accumulation unit value at beginning of period	$2.14	$1.71	$1.60	$1.67	$1.57	$1.31	$1.21	$1.12	$0.99	$0.82
Accumulation unit value at end of period	$1.97	$2.14	$1.71	$1.60	$1.67	$1.57	$1.31	$1.21	$1.12	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.11	$0.88	$0.95	$0.95	$0.99	$0.85	$0.70	$0.83	$0.77	$0.62
Accumulation unit value at end of period	$0.92	$1.11	$0.88	$0.95	$0.95	$0.99	$0.85	$0.70	$0.83	$0.77
Number of accumulation units outstanding at end of period (000 omitted)	6	6	6	6	6	6	6	6	8	3
Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.02	$0.81	$0.83	$0.87	$0.97	$0.80	$0.72	$0.90	$0.87	$0.68
Accumulation unit value at end of period	$0.84	$1.02	$0.81	$0.83	$0.87	$0.97	$0.80	$0.72	$0.90	$0.87
Number of accumulation units outstanding at end of period (000 omitted)	72	72	72	—	—	—	—	—	—	—
Eaton Vance VT Floating-Rate Income Fund – Initial Class (5/1/2007)
Accumulation unit value at beginning of period	$1.29	$1.26	$1.17	$1.19	$1.20	$1.17	$1.11	$1.09	$1.01	$0.71
Accumulation unit value at end of period	$1.27	$1.29	$1.26	$1.17	$1.19	$1.20	$1.17	$1.11	$1.09	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	26	29	54	86	104	142	140	180	259	8,383
Fidelity® VIP Contrafund® Portfolio Service Class 2 (11/6/2003)
Accumulation unit value at beginning of period	$3.04	$2.53	$2.38	$2.40	$2.17	$1.68	$1.46	$1.52	$1.32	$0.99
Accumulation unit value at end of period	$2.81	$3.04	$2.53	$2.38	$2.40	$2.17	$1.68	$1.46	$1.52	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	400	515	584	750	909	1,030	1,101	1,401	2,106	5,626
Fidelity® VIP Dynamic Capital Appreciation Portfolio Service Class 2 (5/1/2001)
Accumulation unit value at beginning of period	$2.95	$2.42	$2.39	$2.39	$2.19	$1.60	$1.33	$1.38	$1.18	$0.88
Accumulation unit value at end of period	$2.77	$2.95	$2.42	$2.39	$2.39	$2.19	$1.60	$1.33	$1.38	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	67	71	76	9	12	16	16	24	28	25
Fidelity® VIP Growth Portfolio Service Class 2 (11/6/2003)
Accumulation unit value at beginning of period	$2.66	$2.00	$2.01	$1.91	$1.74	$1.29	$1.14	$1.16	$0.95	$0.75
Accumulation unit value at end of period	$2.62	$2.66	$2.00	$2.01	$1.91	$1.74	$1.29	$1.14	$1.16	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	11	16	17	18	21	45	46	47	99	104
Fidelity® VIP High Income Portfolio Service Class 2 (5/1/2001)
Accumulation unit value at beginning of period	$2.27	$2.15	$1.90	$2.00	$2.01	$1.93	$1.71	$1.67	$1.49	$1.05
Accumulation unit value at end of period	$2.16	$2.27	$2.15	$1.90	$2.00	$2.01	$1.93	$1.71	$1.67	$1.49
Number of accumulation units outstanding at end of period (000 omitted)	6	9	9	6	8	9	10	23	25	62
Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (5/1/2006)
Accumulation unit value at beginning of period	$1.43	$1.39	$1.35	$1.38	$1.32	$1.36	$1.31	$1.24	$1.16	$1.02
Accumulation unit value at end of period	$1.40	$1.43	$1.39	$1.35	$1.38	$1.32	$1.36	$1.31	$1.24	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	31	39	42	71	91	154	183	221	288	10,384
Fidelity® VIP Mid Cap Portfolio Service Class 2 (5/1/2001)
Accumulation unit value at beginning of period	$4.42	$3.71	$3.35	$3.45	$3.29	$2.45	$2.17	$2.46	$1.94	$1.40
Accumulation unit value at end of period	$3.72	$4.42	$3.71	$3.35	$3.45	$3.29	$2.45	$2.17	$2.46	$1.94
Number of accumulation units outstanding at end of period (000 omitted)	235	277	296	316	410	512	567	701	1,184	3,949
Fidelity® VIP Overseas Portfolio Service Class 2 (11/6/2003)
Accumulation unit value at beginning of period	$2.04	$1.59	$1.70	$1.66	$1.84	$1.43	$1.20	$1.47	$1.32	$1.06
Accumulation unit value at end of period	$1.71	$2.04	$1.59	$1.70	$1.66	$1.84	$1.43	$1.20	$1.47	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	39	41	23	28	41	71	76	90	115	410
Franklin Global Real Estate VIP Fund – Class 2 (3/3/2000)
Accumulation unit value at beginning of period	$3.05	$2.79	$2.81	$2.83	$2.49	$2.46	$1.96	$2.10	$1.76	$1.49
Accumulation unit value at end of period	$2.81	$3.05	$2.79	$2.81	$2.83	$2.49	$2.46	$1.96	$2.10	$1.76
Number of accumulation units outstanding at end of period (000 omitted)	42	46	47	37	40	44	52	108	158	221
Franklin Income VIP Fund – Class 2 (3/3/2000)
Accumulation unit value at beginning of period	$3.04	$2.81	$2.49	$2.71	$2.62	$2.33	$2.09	$2.07	$1.86	$1.39
Accumulation unit value at end of period	$2.88	$3.04	$2.81	$2.49	$2.71	$2.62	$2.33	$2.09	$2.07	$1.86
Number of accumulation units outstanding at end of period (000 omitted)	161	180	199	250	355	515	590	665	767	889
Franklin Mutual Shares VIP Fund – Class 2 (3/3/2000)
Accumulation unit value at beginning of period	$2.83	$2.64	$2.31	$2.46	$2.32	$1.83	$1.62	$1.66	$1.51	$1.21
Accumulation unit value at end of period	$2.54	$2.83	$2.64	$2.31	$2.46	$2.32	$1.83	$1.62	$1.66	$1.51
Number of accumulation units outstanding at end of period (000 omitted)	424	492	564	632	809	1,277	1,453	1,701	2,487	2,690
Franklin Rising Dividends VIP Fund – Class 2 (5/1/2006)
Accumulation unit value at beginning of period	$2.13	$1.79	$1.56	$1.64	$1.53	$1.19	$1.08	$1.03	$0.86	$0.74
Accumulation unit value at end of period	$2.00	$2.13	$1.79	$1.56	$1.64	$1.53	$1.19	$1.08	$1.03	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	23	23	23	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	33

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Franklin Small Cap Value VIP Fund – Class 2 (5/1/2002)
Accumulation unit value at beginning of period	$3.11	$2.85	$2.21	$2.42	$2.43	$1.81	$1.55	$1.63	$1.28	$1.01
Accumulation unit value at end of period	$2.68	$3.11	$2.85	$2.21	$2.42	$2.43	$1.81	$1.55	$1.63	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	60	64	68	62	72	125	149	180	256	260
Franklin Small-Mid Cap Growth VIP Fund – Class 2 (3/3/2000)
Accumulation unit value at beginning of period	$1.27	$1.06	$1.03	$1.07	$1.01	$0.74	$0.67	$0.72	$0.57	$0.40
Accumulation unit value at end of period	$1.19	$1.27	$1.06	$1.03	$1.07	$1.01	$0.74	$0.67	$0.72	$0.57
Number of accumulation units outstanding at end of period (000 omitted)	229	255	301	330	505	580	680	934	1,281	1,495
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (3/3/2000)
Accumulation unit value at beginning of period	$5.43	$4.94	$4.41	$4.91	$4.37	$3.33	$2.84	$3.08	$2.49	$1.89
Accumulation unit value at end of period	$4.80	$5.43	$4.94	$4.41	$4.91	$4.37	$3.33	$2.84	$3.08	$2.49
Number of accumulation units outstanding at end of period (000 omitted)	109	117	115	116	164	183	217	312	373	2,121
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (3/3/2000)
Accumulation unit value at beginning of period	$2.04	$1.67	$1.52	$1.54	$1.34	$0.99	$0.87	$0.85	$0.76	$0.64
Accumulation unit value at end of period	$1.89	$2.04	$1.67	$1.52	$1.54	$1.34	$0.99	$0.87	$0.85	$0.76
Number of accumulation units outstanding at end of period (000 omitted)	340	365	381	259	232	241	268	345	373	437
Invesco V.I. American Franchise Fund, Series I Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.89	$1.50	$1.49	$1.43	$1.34	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$1.80	$1.89	$1.50	$1.49	$1.43	$1.34	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	123	128	128	146	162	203	242	—	—	—
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.87	$1.49	$1.47	$1.43	$1.33	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$1.77	$1.87	$1.49	$1.47	$1.43	$1.33	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (11/6/2003)
Accumulation unit value at beginning of period	$2.67	$2.30	$1.99	$2.15	$1.99	$1.49	$1.27	$1.31	$1.14	$0.90
Accumulation unit value at end of period	$2.32	$2.67	$2.30	$1.99	$2.15	$1.99	$1.49	$1.27	$1.31	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	128	140	147	250	261	315	339	428	664	5,951
Invesco V.I. Core Equity Fund, Series I Shares (4/28/2006)
Accumulation unit value at beginning of period	$1.88	$1.69	$1.55	$1.66	$1.55	$1.22	$1.08	$1.10	$1.01	$0.80
Accumulation unit value at end of period	$1.69	$1.88	$1.69	$1.55	$1.66	$1.55	$1.22	$1.08	$1.10	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	285	293	306	319	366	430	569	736	871	999
Invesco V.I. Core Equity Fund, Series II Shares (4/28/2006)
Accumulation unit value at beginning of period	$1.83	$1.64	$1.51	$1.63	$1.53	$1.20	$1.07	$1.08	$1.00	$0.79
Accumulation unit value at end of period	$1.64	$1.83	$1.64	$1.51	$1.63	$1.53	$1.20	$1.07	$1.08	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	2	7	8	8	8	8
Invesco V.I. Growth and Income Fund, Series II Shares (11/6/2003)
Accumulation unit value at beginning of period	$2.78	$2.47	$2.09	$2.19	$2.01	$1.52	$1.35	$1.40	$1.26	$1.03
Accumulation unit value at end of period	$2.37	$2.78	$2.47	$2.09	$2.19	$2.01	$1.52	$1.35	$1.40	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	28	32	43	66	83	87	90	99	199	243
Invesco V.I. Health Care Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.92	$1.68	$1.92	$1.89	$1.60	$1.16	$0.97	$0.95	$0.91	$0.73
Accumulation unit value at end of period	$1.90	$1.92	$1.68	$1.92	$1.89	$1.60	$1.16	$0.97	$0.95	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	9	9	9	9	8	8	8	8	8	8
Invesco V.I. International Growth Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.26	$1.04	$1.06	$1.10	$1.12	$0.95	$0.84	$0.91	$0.82	$0.61
Accumulation unit value at end of period	$1.06	$1.26	$1.04	$1.06	$1.10	$1.12	$0.95	$0.84	$0.91	$0.82
Number of accumulation units outstanding at end of period (000 omitted)	45	45	56	110	135	187	199	275	374	17,191
Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.81	$1.60	$1.43	$1.51	$1.47	$1.15	$1.06	$1.14	$1.02	$0.79
Accumulation unit value at end of period	$1.58	$1.81	$1.60	$1.43	$1.51	$1.47	$1.15	$1.06	$1.14	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Mid Cap Growth Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.68	$1.39	$1.40	$1.40	$1.32	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$1.56	$1.68	$1.39	$1.40	$1.40	$1.32	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11	11	12	12	12	12	17	—	—	—
Invesco V.I. Value Opportunities Fund, Series II Shares (11/6/2003)
Accumulation unit value at beginning of period	$1.83	$1.58	$1.36	$1.54	$1.46	$1.11	$0.96	$1.00	$0.95	$0.65
Accumulation unit value at end of period	$1.46	$1.83	$1.58	$1.36	$1.54	$1.46	$1.11	$0.96	$1.00	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	147	162	183	222	256	320	388	444	639	837
Janus Henderson VIT Research Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.93	$1.53	$1.54	$1.49	$1.33	$1.04	$0.89	$0.95	$0.84	$0.63
Accumulation unit value at end of period	$1.85	$1.93	$1.53	$1.54	$1.49	$1.33	$1.04	$0.89	$0.95	$0.84
Number of accumulation units outstanding at end of period (000 omitted)	32	34	45	78	101	155	175	256	362	18,312

34	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
MFS® Investors Trust Series – Initial Class (3/3/2000)
Accumulation unit value at beginning of period	$2.21	$1.81	$1.69	$1.70	$1.55	$1.19	$1.01	$1.05	$0.95	$0.76
Accumulation unit value at end of period	$2.06	$2.21	$1.81	$1.69	$1.70	$1.55	$1.19	$1.01	$1.05	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	92	118	125	129	145	150	151	248	266	331
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (3/27/2015)
Accumulation unit value at beginning of period	$1.29	$1.02	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.29	$1.02	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	46	47	48	53	—	—	—	—	—	—
MFS® New Discovery Series – Service Class (11/6/2003)
Accumulation unit value at beginning of period	$2.73	$2.18	$2.03	$2.10	$2.30	$1.65	$1.38	$1.56	$1.16	$0.72
Accumulation unit value at end of period	$2.65	$2.73	$2.18	$2.03	$2.10	$2.30	$1.65	$1.38	$1.56	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	17	36	32	33	88	85	92	106	116	133
MFS® Total Return Series – Service Class (11/6/2003)
Accumulation unit value at beginning of period	$2.06	$1.86	$1.73	$1.76	$1.65	$1.41	$1.28	$1.28	$1.18	$1.01
Accumulation unit value at end of period	$1.92	$2.06	$1.86	$1.73	$1.76	$1.65	$1.41	$1.28	$1.28	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	147	245	353	500	518	638	600	752	1,291	1,575
MFS® Utilities Series – Initial Class (3/3/2000)
Accumulation unit value at beginning of period	$2.63	$2.32	$2.10	$2.49	$2.24	$1.88	$1.67	$1.59	$1.41	$1.07
Accumulation unit value at end of period	$2.62	$2.63	$2.32	$2.10	$2.49	$2.24	$1.88	$1.67	$1.59	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	152	177	193	255	269	276	295	324	374	451
MFS® Utilities Series – Service Class (11/6/2003)
Accumulation unit value at beginning of period	$3.87	$3.42	$3.12	$3.70	$3.33	$2.80	$2.51	$2.38	$2.12	$1.62
Accumulation unit value at end of period	$3.86	$3.87	$3.42	$3.12	$3.70	$3.33	$2.80	$2.51	$2.38	$2.12
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	12	12	44	49	46	88	118
Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.10	$1.02	$1.00	$1.03	$0.91	$0.90	$0.70	$0.79	$0.65	$0.47
Accumulation unit value at end of period	$1.00	$1.10	$1.02	$1.00	$1.03	$0.91	$0.90	$0.70	$0.79	$0.65
Number of accumulation units outstanding at end of period (000 omitted)	24	24	27	32	39	43	45	65	154	3,968
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.85	$1.35	$1.50	$1.62	$1.61	$1.18	$1.10	$1.20	$0.92	$0.59
Accumulation unit value at end of period	$2.02	$1.85	$1.35	$1.50	$1.62	$1.61	$1.18	$1.10	$1.20	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	13	13	13	16	17	18	19	19	19	23
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I Shares (11/6/2003)
Accumulation unit value at beginning of period	$3.09	$3.04	$2.88	$2.85	$2.22	$2.20	$1.93	$1.84	$1.43	$1.13
Accumulation unit value at end of period	$2.82	$3.09	$3.04	$2.88	$2.85	$2.22	$2.20	$1.93	$1.84	$1.43
Number of accumulation units outstanding at end of period (000 omitted)	15	15	16	15	28	28	35	30	38	42
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.65	$1.63	$1.54	$1.53	$1.20	$1.19	$1.04	$1.00	$0.78	$0.62
Accumulation unit value at end of period	$1.50	$1.65	$1.63	$1.54	$1.53	$1.20	$1.19	$1.04	$1.00	$0.78
Number of accumulation units outstanding at end of period (000 omitted)	10	10	10	—	—	103	103	103	103	103
Oppenheimer Capital Appreciation Fund/VA, Service Shares* (11/6/2003)
Accumulation unit value at beginning of period	$2.22	$1.78	$1.85	$1.81	$1.59	$1.24	$1.11	$1.13	$1.05	$0.74
Accumulation unit value at end of period	$2.07	$2.22	$1.78	$1.85	$1.81	$1.59	$1.24	$1.11	$1.13	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	40	43	46	64	70	100	115	144	266	279
*Oppenheimer Capital Appreciation Fund/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Capital Appreciation Fund, Series II Shares on or about May 24, 2019.
Oppenheimer Global Fund/VA, Service Shares* (5/1/2002)
Accumulation unit value at beginning of period	$3.03	$2.25	$2.28	$2.23	$2.21	$1.76	$1.47	$1.63	$1.43	$1.04
Accumulation unit value at end of period	$2.59	$3.03	$2.25	$2.28	$2.23	$2.21	$1.76	$1.47	$1.63	$1.43
Number of accumulation units outstanding at end of period (000 omitted)	147	172	183	211	207	266	274	327	424	497
*Oppenheimer Global Fund/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Global Fund, Series II Shares on or about May 24, 2019.
Oppenheimer Global Strategic Income Fund/VA, Service Shares* (5/1/2002)
Accumulation unit value at beginning of period	$1.96	$1.87	$1.78	$1.85	$1.82	$1.85	$1.66	$1.67	$1.47	$1.26
Accumulation unit value at end of period	$1.85	$1.96	$1.87	$1.78	$1.85	$1.82	$1.85	$1.66	$1.67	$1.47
Number of accumulation units outstanding at end of period (000 omitted)	395	417	463	397	429	504	588	685	1,026	13,876
*Oppenheimer Global Strategic Income Fund/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares on or about May 24, 2019.
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares* (11/6/2003)
Accumulation unit value at beginning of period	$3.05	$2.71	$2.33	$2.51	$2.27	$1.64	$1.41	$1.46	$1.20	$0.89
Accumulation unit value at end of period	$2.69	$3.05	$2.71	$2.33	$2.51	$2.27	$1.64	$1.41	$1.46	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	72	77	87	96	109	155	177	233	360	451
*Oppenheimer Main Street Small Cap Fund®/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares on or about May 24, 2019.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	35

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
PIMCO VIT All Asset Portfolio, Advisor Class (5/1/2007)
Accumulation unit value at beginning of period	$1.45	$1.29	$1.16	$1.29	$1.30	$1.32	$1.16	$1.15	$1.03	$0.86
Accumulation unit value at end of period	$1.35	$1.45	$1.29	$1.16	$1.29	$1.30	$1.32	$1.16	$1.15	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	35	36	39	71	81	117	120	258	318	9,462
Putnam VT Equity Income Fund – Class IB Shares (5/12/2017)
Accumulation unit value at beginning of period	$1.12	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.12	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	76	82	—	—	—	—	—	—	—	—
Putnam VT Global Health Care Fund – Class IB Shares (5/1/2002)
Accumulation unit value at beginning of period	$2.65	$2.32	$2.65	$2.49	$1.97	$1.41	$1.17	$1.20	$1.18	$0.95
Accumulation unit value at end of period	$2.60	$2.65	$2.32	$2.65	$2.49	$1.97	$1.41	$1.17	$1.20	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	8	8	8	13	19	22	33	28	60	61
Putnam VT International Equity Fund – Class IB Shares (3/3/2000)
Accumulation unit value at beginning of period	$1.18	$0.95	$0.98	$0.99	$1.08	$0.85	$0.71	$0.86	$0.79	$0.64
Accumulation unit value at end of period	$0.94	$1.18	$0.95	$0.98	$0.99	$1.08	$0.85	$0.71	$0.86	$0.79
Number of accumulation units outstanding at end of period (000 omitted)	585	628	657	681	813	921	1,022	1,321	1,666	1,959
Putnam VT Research Fund – Class IB Shares (11/6/2003)
Accumulation unit value at beginning of period	$2.54	$2.09	$1.92	$1.97	$1.74	$1.32	$1.13	$1.17	$1.01	$0.77
Accumulation unit value at end of period	$2.40	$2.54	$2.09	$1.92	$1.97	$1.74	$1.32	$1.13	$1.17	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	17	18	19
Putnam VT Small Cap Value Fund – Class IB Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.70	$1.60	$1.27	$1.34	$1.31	$0.95	$0.82	$0.87	$0.70	$0.54
Accumulation unit value at end of period	$1.35	$1.70	$1.60	$1.27	$1.34	$1.31	$0.95	$0.82	$0.87	$0.70
Number of accumulation units outstanding at end of period (000 omitted)	45	45	45	45	45	45	45	45	45	45
Putnam VT Sustainable Leaders Fund – Class IB Shares (9/24/2010)
Accumulation unit value at beginning of period	$2.48	$1.94	$1.82	$1.85	$1.65	$1.22	$1.06	$1.13	$1.00	—
Accumulation unit value at end of period	$2.41	$2.48	$1.94	$1.82	$1.85	$1.65	$1.22	$1.06	$1.13	—
Number of accumulation units outstanding at end of period (000 omitted)	156	168	177	201	221	234	295	347	424	—
Templeton Foreign VIP Fund – Class 2 (11/6/2003)
Accumulation unit value at beginning of period	$1.98	$1.71	$1.62	$1.75	$1.99	$1.64	$1.40	$1.59	$1.49	$1.10
Accumulation unit value at end of period	$1.65	$1.98	$1.71	$1.62	$1.75	$1.99	$1.64	$1.40	$1.59	$1.49
Number of accumulation units outstanding at end of period (000 omitted)	100	119	125	134	171	204	229	264	548	671
Templeton Global Bond VIP Fund – Class 2 (5/1/2006)
Accumulation unit value at beginning of period	$1.74	$1.73	$1.70	$1.80	$1.78	$1.78	$1.56	$1.60	$1.41	$1.20
Accumulation unit value at end of period	$1.75	$1.74	$1.73	$1.70	$1.80	$1.78	$1.78	$1.56	$1.60	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	145	156	167	200	217	295	289	417	467	8,919
Templeton Growth VIP Fund – Class 2 (5/1/2006)
Accumulation unit value at beginning of period	$1.40	$1.20	$1.10	$1.20	$1.24	$0.96	$0.81	$0.88	$0.83	$0.64
Accumulation unit value at end of period	$1.18	$1.40	$1.20	$1.10	$1.20	$1.24	$0.96	$0.81	$0.88	$0.83
Number of accumulation units outstanding at end of period (000 omitted)	60	60	60	79	84	398	510	503	524	575
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.81	$1.54	$1.47	$1.50	$1.44	$1.20	$1.07	$1.12	$1.00	—
Accumulation unit value at end of period	$1.63	$1.81	$1.54	$1.47	$1.50	$1.44	$1.20	$1.07	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	2,640	3,063	3,723	4,115	4,296	5,582	4,709	5,684	5,916	—
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.81	$1.54	$1.47	$1.50	$1.44	$1.21	$1.07	$1.12	$1.00	—
Accumulation unit value at end of period	$1.63	$1.81	$1.54	$1.47	$1.50	$1.44	$1.21	$1.07	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	7,449	9,270	11,991	15,190	18,023	24,014	26,764	29,376	30,517	—
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.27	$1.19	$1.17	$1.18	$1.15	$1.13	$1.06	$1.04	$1.00	—
Accumulation unit value at end of period	$1.22	$1.27	$1.19	$1.17	$1.18	$1.15	$1.13	$1.06	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	3,159	3,454	5,644	5,536	4,888	5,249	7,122	6,786	5,000	—
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.27	$1.19	$1.17	$1.18	$1.15	$1.13	$1.06	$1.04	$1.00	—
Accumulation unit value at end of period	$1.22	$1.27	$1.19	$1.17	$1.18	$1.15	$1.13	$1.06	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	5,050	6,851	8,922	10,342	12,609	17,622	26,551	25,277	25,867	—
Variable Portfolio – Managed Risk Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	82	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.04	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.04	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	30	—	—	—	—	—	—	—	—	—

36	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.09	$1.03	$1.01	$1.03	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.09	$1.03	$1.01	$1.03	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	784	664	741	623	993	424	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.13	$1.03	$1.01	$1.04	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.13	$1.03	$1.01	$1.04	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,314	5,074	6,443	6,333	5,982	1,234	—	—	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.21	$1.04	$1.02	$1.07	$1.03	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.21	$1.04	$1.02	$1.07	$1.03	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15,141	15,863	16,617	17,852	16,725	3,295	—	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.17	$1.04	$1.02	$1.06	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.09	$1.17	$1.04	$1.02	$1.06	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	20,614	23,701	24,513	27,175	25,326	7,341	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.54	$1.37	$1.33	$1.35	$1.30	$1.18	$1.08	$1.09	$1.00	—
Accumulation unit value at end of period	$1.43	$1.54	$1.37	$1.33	$1.35	$1.30	$1.18	$1.08	$1.09	—
Number of accumulation units outstanding at end of period (000 omitted)	49,188	59,825	72,727	77,099	79,854	82,002	84,543	87,791	82,870	—
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.54	$1.38	$1.33	$1.36	$1.31	$1.19	$1.08	$1.09	$1.00	—
Accumulation unit value at end of period	$1.44	$1.54	$1.38	$1.33	$1.36	$1.31	$1.19	$1.08	$1.09	—
Number of accumulation units outstanding at end of period (000 omitted)	75,811	85,026	103,412	117,168	135,816	165,152	177,229	185,039	192,524	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.67	$1.46	$1.40	$1.43	$1.37	$1.20	$1.08	$1.11	$1.00	—
Accumulation unit value at end of period	$1.54	$1.67	$1.46	$1.40	$1.43	$1.37	$1.20	$1.08	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	13,108	19,044	27,209	30,427	33,290	37,193	38,180	40,118	40,351	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.67	$1.46	$1.40	$1.43	$1.38	$1.20	$1.08	$1.11	$1.00	—
Accumulation unit value at end of period	$1.54	$1.67	$1.46	$1.40	$1.43	$1.38	$1.20	$1.08	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	21,179	28,391	38,163	45,638	59,917	81,992	90,978	97,669	109,670	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.39	$1.28	$1.25	$1.27	$1.22	$1.15	$1.07	$1.07	$1.00	—
Accumulation unit value at end of period	$1.32	$1.39	$1.28	$1.25	$1.27	$1.22	$1.15	$1.07	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	8,485	9,930	11,877	12,459	15,538	17,582	22,064	21,716	19,276	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.39	$1.28	$1.25	$1.27	$1.23	$1.16	$1.08	$1.07	$1.00	—
Accumulation unit value at end of period	$1.32	$1.39	$1.28	$1.25	$1.27	$1.23	$1.16	$1.08	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	8,196	10,202	13,254	15,774	21,884	28,662	33,385	37,293	35,135	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (5/1/2002)
Accumulation unit value at beginning of period	$2.79	$2.64	$2.13	$2.38	$2.36	$1.77	$1.58	$1.67	$1.36	$1.01
Accumulation unit value at end of period	$2.38	$2.79	$2.64	$2.13	$2.38	$2.36	$1.77	$1.58	$1.67	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	21	25	27	30	40	62	54	63	108	394
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.11	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.11	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.21	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.21	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	577	435	431	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.16	$1.02	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.16	$1.02	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	293	577	503	—	—	—	—	—	—	—
Wanger International (5/1/2006)
Accumulation unit value at beginning of period	$1.81	$1.38	$1.41	$1.43	$1.51	$1.25	$1.04	$1.23	$1.00	$0.68
Accumulation unit value at end of period	$1.47	$1.81	$1.38	$1.41	$1.43	$1.51	$1.25	$1.04	$1.23	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	53	53	58	72	87	96	102	127	187	5,712
Wanger USA (5/1/2006)
Accumulation unit value at beginning of period	$2.15	$1.82	$1.62	$1.65	$1.59	$1.20	$1.01	$1.06	$0.87	$0.62
Accumulation unit value at end of period	$2.09	$2.15	$1.82	$1.62	$1.65	$1.59	$1.20	$1.01	$1.06	$0.87
Number of accumulation units outstanding at end of period (000 omitted)	51	51	52	35	45	126	132	148	165	4,706

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	37

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Wells Fargo VT Index Asset Allocation Fund – Class 2 (3/3/2000)
Accumulation unit value at beginning of period	$2.14	$1.93	$1.82	$1.81	$1.56	$1.32	$1.18	$1.12	$1.00	$0.88
Accumulation unit value at end of period	$2.06	$2.14	$1.93	$1.82	$1.81	$1.56	$1.32	$1.18	$1.12	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	511	409	459	453	500	590	626	732	838	1,076
Wells Fargo VT International Equity Fund – Class 2 (11/6/2003)
Accumulation unit value at beginning of period	$2.02	$1.65	$1.61	$1.61	$1.72	$1.45	$1.30	$1.51	$1.31	$1.15
Accumulation unit value at end of period	$1.65	$2.02	$1.65	$1.61	$1.61	$1.72	$1.45	$1.30	$1.51	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	143	164	201	268	333	391	408	445	740	773
Wells Fargo VT Omega Growth Fund – Class 2 (11/6/2003)
Accumulation unit value at beginning of period	$3.18	$2.39	$2.41	$2.40	$2.34	$1.70	$1.43	$1.53	$1.29	$0.91
Accumulation unit value at end of period	$3.15	$3.18	$2.39	$2.41	$2.40	$2.34	$1.70	$1.43	$1.53	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	450	499	558	762	890	973	1,104	1,317	1,629	743
Wells Fargo VT Opportunity Fund – Class 2 (8/26/2011)
Accumulation unit value at beginning of period	$2.13	$1.79	$1.61	$1.68	$1.54	$1.20	$1.05	$1.00	—	—
Accumulation unit value at end of period	$1.95	$2.13	$1.79	$1.61	$1.68	$1.54	$1.20	$1.05	—	—
Number of accumulation units outstanding at end of period (000 omitted)	202	229	274	366	439	517	554	644	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (3/3/2000)
Accumulation unit value at beginning of period	$1.16	$0.93	$0.87	$0.91	$0.94	$0.63	$0.59	$0.63	$0.50	$0.33
Accumulation unit value at end of period	$1.16	$1.16	$0.93	$0.87	$0.91	$0.94	$0.63	$0.59	$0.63	$0.50
Number of accumulation units outstanding at end of period (000 omitted)	422	449	459	571	618	672	728	942	1,389	1,044

Variable account charges of 1.25% of the daily net assets of the variable account.

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AB VPS Balanced Wealth Strategy Portfolio (Class B) (9/26/2008)
Accumulation unit value at beginning of period	$1.69	$1.48	$1.43	$1.43	$1.36	$1.18	$1.05	$1.10	$1.01	$0.82
Accumulation unit value at end of period	$1.56	$1.69	$1.48	$1.43	$1.43	$1.36	$1.18	$1.05	$1.10	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	7	7	7	7	7	14	7	7	2	22
AB VPS Global Thematic Growth Portfolio (Class B) (5/30/2000)
Accumulation unit value at beginning of period	$0.73	$0.54	$0.55	$0.55	$0.53	$0.44	$0.39	$0.52	$0.44	$0.29
Accumulation unit value at end of period	$0.65	$0.73	$0.54	$0.55	$0.55	$0.53	$0.44	$0.39	$0.52	$0.44
Number of accumulation units outstanding at end of period (000 omitted)	65	90	102	116	120	140	248	276	331	586
AB VPS Growth and Income Portfolio (Class B) (5/30/2000)
Accumulation unit value at beginning of period	$2.27	$1.94	$1.77	$1.76	$1.63	$1.23	$1.06	$1.01	$0.91	$0.77
Accumulation unit value at end of period	$2.11	$2.27	$1.94	$1.77	$1.76	$1.63	$1.23	$1.06	$1.01	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	213	243	287	305	492	541	650	826	1,010	1,822
AB VPS International Value Portfolio (Class B) (5/1/2006)
Accumulation unit value at beginning of period	$0.91	$0.73	$0.75	$0.74	$0.80	$0.66	$0.59	$0.74	$0.72	$0.54
Accumulation unit value at end of period	$0.69	$0.91	$0.73	$0.75	$0.74	$0.80	$0.66	$0.59	$0.74	$0.72
Number of accumulation units outstanding at end of period (000 omitted)	9	10	11	23	30	39	46	61	66	4,550
AB VPS Large Cap Growth Portfolio (Class B) (5/30/2000)
Accumulation unit value at beginning of period	$1.52	$1.17	$1.15	$1.05	$0.94	$0.69	$0.60	$0.63	$0.58	$0.43
Accumulation unit value at end of period	$1.53	$1.52	$1.17	$1.15	$1.05	$0.94	$0.69	$0.60	$0.63	$0.58
Number of accumulation units outstanding at end of period (000 omitted)	95	158	183	204	252	342	461	494	553	732
American Century VP Inflation Protection, Class II (5/1/2006)
Accumulation unit value at beginning of period	$1.33	$1.30	$1.26	$1.30	$1.28	$1.42	$1.33	$1.21	$1.16	$1.07
Accumulation unit value at end of period	$1.27	$1.33	$1.30	$1.26	$1.30	$1.28	$1.42	$1.33	$1.21	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP International, Class II (5/1/2006)
Accumulation unit value at beginning of period	$1.41	$1.09	$1.17	$1.18	$1.26	$1.05	$0.88	$1.01	$0.90	$0.69
Accumulation unit value at end of period	$1.18	$1.41	$1.09	$1.17	$1.18	$1.26	$1.05	$0.88	$1.01	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Mid Cap Value, Class II (5/1/2007)
Accumulation unit value at beginning of period	$2.17	$1.97	$1.63	$1.67	$1.46	$1.14	$0.99	$1.01	$0.86	$0.67
Accumulation unit value at end of period	$1.86	$2.17	$1.97	$1.63	$1.67	$1.46	$1.14	$0.99	$1.01	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	—	—	14	15	17	—	—	—	—	—
American Century VP Ultra®, Class II (5/1/2006)
Accumulation unit value at beginning of period	$2.33	$1.79	$1.73	$1.65	$1.53	$1.13	$1.00	$1.01	$0.88	$0.66
Accumulation unit value at end of period	$2.31	$2.33	$1.79	$1.73	$1.65	$1.53	$1.13	$1.00	$1.01	$0.88
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Value, Class II (5/1/2006)
Accumulation unit value at beginning of period	$1.96	$1.83	$1.54	$1.63	$1.46	$1.12	$0.99	$1.00	$0.89	$0.76
Accumulation unit value at end of period	$1.76	$1.96	$1.83	$1.54	$1.63	$1.46	$1.12	$0.99	$1.00	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	—	—	10	11	12	—	—	—	—	—

38	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
ClearBridge Variable Small Cap Growth Portfolio – Class I (5/1/2007)
Accumulation unit value at beginning of period	$2.25	$1.83	$1.75	$1.86	$1.81	$1.24	$1.06	$1.05	$0.85	$0.60
Accumulation unit value at end of period	$2.30	$2.25	$1.83	$1.75	$1.86	$1.81	$1.24	$1.06	$1.05	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Asset Allocation Fund (Class 1) (4/7/2003)
Accumulation unit value at beginning of period	$2.61	$2.28	$2.19	$2.20	$2.02	$1.73	$1.55	$1.59	$1.42	$1.16
Accumulation unit value at end of period	$2.46	$2.61	$2.28	$2.19	$2.20	$2.02	$1.73	$1.55	$1.59	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	23	23	24	30	31	32	32	36	45	111
Columbia Variable Portfolio – Balanced Fund (Class 3) (11/9/1999)
Accumulation unit value at beginning of period	$1.98	$1.75	$1.66	$1.66	$1.52	$1.27	$1.13	$1.11	$1.00	$0.82
Accumulation unit value at end of period	$1.84	$1.98	$1.75	$1.66	$1.66	$1.52	$1.27	$1.13	$1.11	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	50	54	73	75	91	92	94	84	85	114
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (3/3/2000)
Accumulation unit value at beginning of period	$1.55	$1.26	$1.19	$1.19	$1.05	$0.79	$0.71	$0.68	$0.59	$0.48
Accumulation unit value at end of period	$1.48	$1.55	$1.26	$1.19	$1.19	$1.05	$0.79	$0.71	$0.68	$0.59
Number of accumulation units outstanding at end of period (000 omitted)	827	918	1,025	1,104	1,203	1,278	1,511	1,928	2,512	3,082
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (11/9/1999)
Accumulation unit value at beginning of period	$2.76	$2.45	$2.18	$2.27	$2.09	$1.67	$1.49	$1.58	$1.37	$1.09
Accumulation unit value at end of period	$2.57	$2.76	$2.45	$2.18	$2.27	$2.09	$1.67	$1.49	$1.58	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	91	102	119	134	203	447	527	653	957	8,590
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (10/23/2000)
Accumulation unit value at beginning of period	$3.72	$2.56	$2.47	$2.75	$2.85	$2.94	$2.47	$3.17	$2.68	$1.56
Accumulation unit value at end of period	$2.88	$3.72	$2.56	$2.47	$2.75	$2.85	$2.94	$2.47	$3.17	$2.68
Number of accumulation units outstanding at end of period (000 omitted)	5	4	5	8	13	15	43	64	65	1,086
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (11/9/1999)
Accumulation unit value at beginning of period	$1.04	$1.05	$1.07	$1.08	$1.09	$1.11	$1.12	$1.13	$1.15	$1.16
Accumulation unit value at end of period	$1.05	$1.04	$1.05	$1.07	$1.08	$1.09	$1.11	$1.12	$1.13	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	1,223	1,522	1,600	551	914	1,357	1,745	2,256	2,075	3,153
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (11/9/1999)
Accumulation unit value at beginning of period	$2.49	$2.37	$2.14	$2.20	$2.15	$2.05	$1.79	$1.72	$1.53	$1.00
Accumulation unit value at end of period	$2.36	$2.49	$2.37	$2.14	$2.20	$2.15	$2.05	$1.79	$1.72	$1.53
Number of accumulation units outstanding at end of period (000 omitted)	71	74	87	86	85	119	171	174	280	582
Columbia Variable Portfolio – Income Opportunities Fund (Class 1) (4/26/2013)
Accumulation unit value at beginning of period	$1.04	$0.98	$0.90	$0.92	$0.89	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.04	$0.98	$0.90	$0.92	$0.89	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	234	234	247	262	290	290	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.90	$1.81	$1.65	$1.69	$1.65	$1.59	$1.40	$1.34	$1.20	$0.85
Accumulation unit value at end of period	$1.80	$1.90	$1.81	$1.65	$1.69	$1.65	$1.59	$1.40	$1.34	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	8	9	29	14	22	28	31	45	60	6,254
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (11/9/1999)
Accumulation unit value at beginning of period	$1.76	$1.71	$1.66	$1.68	$1.61	$1.67	$1.58	$1.50	$1.40	$1.24
Accumulation unit value at end of period	$1.74	$1.76	$1.71	$1.66	$1.68	$1.61	$1.67	$1.58	$1.50	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	167	175	219	244	273	268	354	453	549	9,460
Columbia Variable Portfolio – Large Cap Growth Fund (Class 1) (4/29/2011)
Accumulation unit value at beginning of period	$2.08	$1.64	$1.64	$1.52	$1.35	$1.05	$0.88	$1.00	—	—
Accumulation unit value at end of period	$1.97	$2.08	$1.64	$1.64	$1.52	$1.35	$1.05	$0.88	—	—
Number of accumulation units outstanding at end of period (000 omitted)	81	81	81	81	95	96	103	104	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (5/21/2002)
Accumulation unit value at beginning of period	$2.39	$1.90	$1.90	$1.76	$1.56	$1.22	$1.02	$1.07	$0.93	$0.68
Accumulation unit value at end of period	$2.27	$2.39	$1.90	$1.90	$1.76	$1.56	$1.22	$1.02	$1.07	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	1	1	12	12	16	14	14
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (10/23/2000)
Accumulation unit value at beginning of period	$2.01	$1.68	$1.52	$1.53	$1.37	$1.05	$0.92	$0.92	$0.81	$0.65
Accumulation unit value at end of period	$1.89	$2.01	$1.68	$1.52	$1.53	$1.37	$1.05	$0.92	$0.92	$0.81
Number of accumulation units outstanding at end of period (000 omitted)	37	37	48	64	65	55	66	119	123	173
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (5/30/2000)
Accumulation unit value at beginning of period	$1.96	$1.64	$1.49	$1.49	$1.34	$1.03	$0.90	$0.90	$0.79	$0.64
Accumulation unit value at end of period	$1.84	$1.96	$1.64	$1.49	$1.49	$1.34	$1.03	$0.90	$0.90	$0.79
Number of accumulation units outstanding at end of period (000 omitted)	71	287	392	381	661	748	884	1,095	1,538	2,439
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (8/30/2002)
Accumulation unit value at beginning of period	$2.82	$2.33	$2.31	$2.22	$2.09	$1.62	$1.47	$1.75	$1.41	$0.87
Accumulation unit value at end of period	$2.65	$2.82	$2.33	$2.31	$2.22	$2.09	$1.62	$1.47	$1.75	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	5	4	4	4	3	3

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	39

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.72	$1.53	$1.36	$1.45	$1.31	$0.96	$0.82	$0.91	$0.75	$0.54
Accumulation unit value at end of period	$1.47	$1.72	$1.53	$1.36	$1.45	$1.31	$0.96	$0.82	$0.91	$0.75
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Overseas Core Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.31	$1.04	$1.12	$1.08	$1.20	$0.99	$0.85	$0.99	$0.88	$0.70
Accumulation unit value at end of period	$1.08	$1.31	$1.04	$1.12	$1.08	$1.20	$0.99	$0.85	$0.99	$0.88
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	5	5	5	5
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$2.16	$1.81	$1.53	$1.63	$1.48	$1.09	$0.93	$0.96	$0.80	$0.65
Accumulation unit value at end of period	$1.87	$2.16	$1.81	$1.53	$1.63	$1.48	$1.09	$0.93	$0.96	$0.80
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (11/9/1999)
Accumulation unit value at beginning of period	$3.21	$2.90	$2.58	$2.70	$2.58	$1.76	$1.51	$1.68	$1.34	$0.97
Accumulation unit value at end of period	$2.77	$3.21	$2.90	$2.58	$2.70	$2.58	$1.76	$1.51	$1.68	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	62	64	64	77	80	98	120	141	164	220
Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (5/1/2006)
Accumulation unit value at beginning of period	$2.04	$1.81	$1.38	$1.49	$1.47	$1.11	$1.01	$1.09	$0.87	$0.71
Accumulation unit value at end of period	$1.65	$2.04	$1.81	$1.38	$1.49	$1.47	$1.11	$1.01	$1.09	$0.87
Number of accumulation units outstanding at end of period (000 omitted)	4	5	6	15	22	30	39	60	75	7,744
Columbia Variable Portfolio – Small Company Growth Fund (Class 1) (4/14/2003)
Accumulation unit value at beginning of period	$3.76	$2.95	$2.65	$2.58	$2.74	$1.98	$1.79	$1.92	$1.51	$1.22
Accumulation unit value at end of period	$3.65	$3.76	$2.95	$2.65	$2.58	$2.74	$1.98	$1.79	$1.92	$1.51
Number of accumulation units outstanding at end of period (000 omitted)	3	3	23	24	28	30	38	40	57	63
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 1) (4/29/2011)
Accumulation unit value at beginning of period	$1.05	$1.03	$1.01	$1.01	$0.97	$1.00	$0.99	$1.00	—	—
Accumulation unit value at end of period	$1.05	$1.05	$1.03	$1.01	$1.01	$0.97	$1.00	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	172	189	259	314	341	352	459	574	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (5/30/2000)
Accumulation unit value at beginning of period	$1.33	$1.31	$1.29	$1.29	$1.23	$1.28	$1.27	$1.27	$1.25	$1.20
Accumulation unit value at end of period	$1.34	$1.33	$1.31	$1.29	$1.29	$1.23	$1.28	$1.27	$1.27	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	109	154	171	220	331	356	486	562	674	797
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (3/3/2000)
Accumulation unit value at beginning of period	$1.34	$1.31	$1.29	$1.29	$1.24	$1.28	$1.27	$1.27	$1.25	$1.20
Accumulation unit value at end of period	$1.34	$1.34	$1.31	$1.29	$1.29	$1.24	$1.28	$1.27	$1.27	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	183	198	221	243	261	341	380	561	747	2,143
Credit Suisse Trust – Commodity Return Strategy Portfolio (5/1/2007)
Accumulation unit value at beginning of period	$0.49	$0.49	$0.44	$0.59	$0.73	$0.82	$0.85	$0.98	$0.85	$0.72
Accumulation unit value at end of period	$0.43	$0.49	$0.49	$0.44	$0.59	$0.73	$0.82	$0.85	$0.98	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	2	2	2	2	2	2	2
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.41	$1.39	$1.30	$1.33	$1.24	$1.33	$1.28	$1.18	$1.14	$1.08
Accumulation unit value at end of period	$1.38	$1.41	$1.39	$1.30	$1.33	$1.24	$1.33	$1.28	$1.18	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	15	28	41	61	86	127	173	201	239	8,855
CTIVP® – Loomis Sayles Growth Fund (Class 1) (4/29/2016)
Accumulation unit value at beginning of period	$1.39	$1.06	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.39	$1.06	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	11	14	—	—	—	—	—	—	—
CTIVP® – MFS® Blended Research® Core Equity Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.60	$1.35	$1.24	$1.25	$1.13	$0.89	$0.82	$0.86	$0.78	$0.60
Accumulation unit value at end of period	$1.45	$1.60	$1.35	$1.24	$1.25	$1.13	$0.89	$0.82	$0.86	$0.78
Number of accumulation units outstanding at end of period (000 omitted)	8	9	11	20	33	47	59	95	120	11,283
CTIVP® – Victory Sycamore Established Value Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$2.39	$2.09	$1.75	$1.77	$1.60	$1.19	$1.03	$1.12	$0.93	$0.69
Accumulation unit value at end of period	$2.12	$2.39	$2.09	$1.75	$1.77	$1.60	$1.19	$1.03	$1.12	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (5/1/2006)
Accumulation unit value at beginning of period	$2.06	$1.81	$1.60	$1.66	$1.50	$1.13	$0.96	$0.97	$0.77	$0.58
Accumulation unit value at end of period	$1.72	$2.06	$1.81	$1.60	$1.66	$1.50	$1.13	$0.96	$0.97	$0.77
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (5/1/2006)
Accumulation unit value at beginning of period	$2.74	$1.95	$1.89	$1.81	$1.72	$1.31	$1.15	$1.27	$0.99	$0.64
Accumulation unit value at end of period	$2.67	$2.74	$1.95	$1.89	$1.81	$1.72	$1.31	$1.15	$1.27	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

40	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
The Dreyfus Sustainable U.S. Equity Portfolio, Inc., Initial Shares (3/3/2000)
Accumulation unit value at beginning of period	$1.40	$1.23	$1.13	$1.18	$1.05	$0.79	$0.72	$0.72	$0.63	$0.48
Accumulation unit value at end of period	$1.32	$1.40	$1.23	$1.13	$1.18	$1.05	$0.79	$0.72	$0.72	$0.63
Number of accumulation units outstanding at end of period (000 omitted)	80	83	84	136	141	196	224	233	379	404
Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (5/1/2006)
Accumulation unit value at beginning of period	$2.13	$1.70	$1.60	$1.66	$1.56	$1.31	$1.20	$1.12	$0.99	$0.82
Accumulation unit value at end of period	$1.95	$2.13	$1.70	$1.60	$1.66	$1.56	$1.31	$1.20	$1.12	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.10	$0.88	$0.94	$0.94	$0.98	$0.85	$0.70	$0.83	$0.77	$0.62
Accumulation unit value at end of period	$0.91	$1.10	$0.88	$0.94	$0.94	$0.98	$0.85	$0.70	$0.83	$0.77
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.02	$0.80	$0.83	$0.86	$0.97	$0.80	$0.72	$0.90	$0.87	$0.67
Accumulation unit value at end of period	$0.83	$1.02	$0.80	$0.83	$0.86	$0.97	$0.80	$0.72	$0.90	$0.87
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Eaton Vance VT Floating-Rate Income Fund – Initial Class (5/1/2007)
Accumulation unit value at beginning of period	$1.28	$1.25	$1.16	$1.19	$1.20	$1.17	$1.10	$1.09	$1.01	$0.71
Accumulation unit value at end of period	$1.26	$1.28	$1.25	$1.16	$1.19	$1.20	$1.17	$1.10	$1.09	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	6	7	7	14	19	22	22	31	39	4,075
Fidelity® VIP Balanced Portfolio Service Class (11/9/1999)
Accumulation unit value at beginning of period	$2.17	$1.89	$1.79	$1.80	$1.66	$1.40	$1.24	$1.30	$1.12	$0.82
Accumulation unit value at end of period	$2.05	$2.17	$1.89	$1.79	$1.80	$1.66	$1.40	$1.24	$1.30	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	91	92	120	122	137	154	160	172	183	216
Fidelity® VIP Contrafund® Portfolio Service Class (5/30/2000)
Accumulation unit value at beginning of period	$2.83	$2.36	$2.21	$2.23	$2.02	$1.56	$1.36	$1.41	$1.22	$0.91
Accumulation unit value at end of period	$2.62	$2.83	$2.36	$2.21	$2.23	$2.02	$1.56	$1.36	$1.41	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	72	74	76	79	215	246	320	403	571	701
Fidelity® VIP Contrafund® Portfolio Service Class 2 (5/21/2002)
Accumulation unit value at beginning of period	$3.17	$2.64	$2.48	$2.50	$2.27	$1.76	$1.53	$1.59	$1.38	$1.03
Accumulation unit value at end of period	$2.93	$3.17	$2.64	$2.48	$2.50	$2.27	$1.76	$1.53	$1.59	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	264	288	327	371	417	445	592	746	1,177	3,281
Fidelity® VIP Dynamic Capital Appreciation Portfolio Service Class 2 (5/1/2001)
Accumulation unit value at beginning of period	$2.93	$2.40	$2.37	$2.37	$2.17	$1.59	$1.32	$1.37	$1.18	$0.88
Accumulation unit value at end of period	$2.74	$2.93	$2.40	$2.37	$2.37	$2.17	$1.59	$1.32	$1.37	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	50	50	91	91	91	107	114	76	138	326
Fidelity® VIP Growth & Income Portfolio Service Class (11/9/1999)
Accumulation unit value at beginning of period	$2.12	$1.84	$1.60	$1.66	$1.53	$1.16	$0.99	$0.99	$0.87	$0.69
Accumulation unit value at end of period	$1.90	$2.12	$1.84	$1.60	$1.66	$1.53	$1.16	$0.99	$0.99	$0.87
Number of accumulation units outstanding at end of period (000 omitted)	57	57	60	60	65	67	69	117	145	191
Fidelity® VIP Growth Portfolio Service Class (11/9/1999)
Accumulation unit value at beginning of period	$1.97	$1.48	$1.49	$1.41	$1.28	$0.95	$0.84	$0.85	$0.69	$0.55
Accumulation unit value at end of period	$1.94	$1.97	$1.48	$1.49	$1.41	$1.28	$0.95	$0.84	$0.85	$0.69
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	8	9	11	26	31	41
Fidelity® VIP Growth Portfolio Service Class 2 (5/21/2002)
Accumulation unit value at beginning of period	$2.52	$1.89	$1.90	$1.80	$1.64	$1.22	$1.08	$1.10	$0.90	$0.71
Accumulation unit value at end of period	$2.47	$2.52	$1.89	$1.90	$1.80	$1.64	$1.22	$1.08	$1.10	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	21	21	21	22	23	29	54	56	133	492
Fidelity® VIP High Income Portfolio Service Class (5/30/2000)
Accumulation unit value at beginning of period	$1.82	$1.72	$1.52	$1.60	$1.60	$1.53	$1.36	$1.32	$1.18	$0.83
Accumulation unit value at end of period	$1.73	$1.82	$1.72	$1.52	$1.60	$1.60	$1.53	$1.36	$1.32	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	61	62	67	70	135	142	131	181	225	241
Fidelity® VIP High Income Portfolio Service Class 2 (5/1/2001)
Accumulation unit value at beginning of period	$2.25	$2.13	$1.89	$1.99	$2.00	$1.91	$1.70	$1.66	$1.48	$1.04
Accumulation unit value at end of period	$2.14	$2.25	$2.13	$1.89	$1.99	$2.00	$1.91	$1.70	$1.66	$1.48
Number of accumulation units outstanding at end of period (000 omitted)	36	37	43	44	52	66	80	154	191	188
Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (5/1/2006)
Accumulation unit value at beginning of period	$1.42	$1.39	$1.34	$1.37	$1.31	$1.36	$1.30	$1.23	$1.16	$1.02
Accumulation unit value at end of period	$1.39	$1.42	$1.39	$1.34	$1.37	$1.31	$1.36	$1.30	$1.23	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	17	18	19	23	30	35	58	68	79	4,957
Fidelity® VIP Mid Cap Portfolio Service Class (11/9/1999)
Accumulation unit value at beginning of period	$6.57	$5.51	$4.97	$5.11	$4.88	$3.63	$3.20	$3.63	$2.86	$2.07
Accumulation unit value at end of period	$5.54	$6.57	$5.51	$4.97	$5.11	$4.88	$3.63	$3.20	$3.63	$2.86
Number of accumulation units outstanding at end of period (000 omitted)	156	168	167	195	214	220	298	438	578	766

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	41

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Fidelity® VIP Mid Cap Portfolio Service Class 2 (5/1/2001)
Accumulation unit value at beginning of period	$4.38	$3.68	$3.33	$3.43	$3.27	$2.44	$2.15	$2.45	$1.93	$1.40
Accumulation unit value at end of period	$3.68	$4.38	$3.68	$3.33	$3.43	$3.27	$2.44	$2.15	$2.45	$1.93
Number of accumulation units outstanding at end of period (000 omitted)	323	335	360	384	428	521	681	821	1,216	3,621
Fidelity® VIP Overseas Portfolio Service Class 2 (5/21/2002)
Accumulation unit value at beginning of period	$2.00	$1.55	$1.66	$1.63	$1.80	$1.40	$1.18	$1.44	$1.29	$1.04
Accumulation unit value at end of period	$1.67	$2.00	$1.55	$1.66	$1.63	$1.80	$1.40	$1.18	$1.44	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	6	6	6	14	14	29	45	57	64	431
Franklin Global Real Estate VIP Fund – Class 2 (3/3/2000)
Accumulation unit value at beginning of period	$3.02	$2.77	$2.79	$2.81	$2.47	$2.45	$1.94	$2.09	$1.75	$1.49
Accumulation unit value at end of period	$2.78	$3.02	$2.77	$2.79	$2.81	$2.47	$2.45	$1.94	$2.09	$1.75
Number of accumulation units outstanding at end of period (000 omitted)	237	248	252	245	258	279	280	338	361	536
Franklin Income VIP Fund – Class 2 (3/3/2000)
Accumulation unit value at beginning of period	$3.02	$2.78	$2.47	$2.69	$2.61	$2.32	$2.08	$2.06	$1.85	$1.38
Accumulation unit value at end of period	$2.85	$3.02	$2.78	$2.47	$2.69	$2.61	$2.32	$2.08	$2.06	$1.85
Number of accumulation units outstanding at end of period (000 omitted)	205	220	264	394	445	569	803	879	1,130	1,534
Franklin Mutual Shares VIP Fund – Class 2 (11/9/1999)
Accumulation unit value at beginning of period	$2.76	$2.58	$2.25	$2.39	$2.26	$1.79	$1.58	$1.62	$1.48	$1.19
Accumulation unit value at end of period	$2.48	$2.76	$2.58	$2.25	$2.39	$2.26	$1.79	$1.58	$1.62	$1.48
Number of accumulation units outstanding at end of period (000 omitted)	657	696	803	875	1,101	1,254	1,413	1,695	2,272	2,966
Franklin Mutual Shares VIP Fund – Class 2 (3/3/2000)
Accumulation unit value at beginning of period	$2.81	$2.62	$2.29	$2.44	$2.30	$1.82	$1.61	$1.65	$1.50	$1.21
Accumulation unit value at end of period	$2.52	$2.81	$2.62	$2.29	$2.44	$2.30	$1.82	$1.61	$1.65	$1.50
Number of accumulation units outstanding at end of period (000 omitted)	149	174	187	211	222	380	428	887	1,143	1,645
Franklin Rising Dividends VIP Fund – Class 2 (5/1/2006)
Accumulation unit value at beginning of period	$2.12	$1.78	$1.55	$1.63	$1.52	$1.19	$1.07	$1.03	$0.86	$0.74
Accumulation unit value at end of period	$1.99	$2.12	$1.78	$1.55	$1.63	$1.52	$1.19	$1.07	$1.03	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	1	1	2	2	3	4
Franklin Small Cap Value VIP Fund – Class 2 (11/9/1999)
Accumulation unit value at beginning of period	$5.04	$4.61	$3.59	$3.92	$3.95	$2.94	$2.51	$2.64	$2.09	$1.64
Accumulation unit value at end of period	$4.34	$5.04	$4.61	$3.59	$3.92	$3.95	$2.94	$2.51	$2.64	$2.09
Number of accumulation units outstanding at end of period (000 omitted)	150	160	162	179	183	195	254	295	375	526
Franklin Small-Mid Cap Growth VIP Fund – Class 2 (11/9/1999)
Accumulation unit value at beginning of period	$2.32	$1.94	$1.88	$1.96	$1.85	$1.35	$1.24	$1.32	$1.04	$0.74
Accumulation unit value at end of period	$2.17	$2.32	$1.94	$1.88	$1.96	$1.85	$1.35	$1.24	$1.32	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	643	687	723	756	820	936	1,065	1,373	1,842	2,467
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (3/3/2000)
Accumulation unit value at beginning of period	$5.38	$4.90	$4.37	$4.87	$4.34	$3.31	$2.83	$3.06	$2.48	$1.88
Accumulation unit value at end of period	$4.76	$5.38	$4.90	$4.37	$4.87	$4.34	$3.31	$2.83	$3.06	$2.48
Number of accumulation units outstanding at end of period (000 omitted)	104	104	113	147	169	202	266	332	409	1,518
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (3/3/2000)
Accumulation unit value at beginning of period	$2.03	$1.65	$1.51	$1.53	$1.33	$0.98	$0.87	$0.84	$0.76	$0.63
Accumulation unit value at end of period	$1.88	$2.03	$1.65	$1.51	$1.53	$1.33	$0.98	$0.87	$0.84	$0.76
Number of accumulation units outstanding at end of period (000 omitted)	207	215	235	225	291	312	387	474	695	1,295
Invesco V.I. American Franchise Fund, Series I Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.89	$1.50	$1.49	$1.43	$1.34	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$1.80	$1.89	$1.50	$1.49	$1.43	$1.34	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	446	379	304	365	463	539	607	—	—	—
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.86	$1.48	$1.47	$1.42	$1.33	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$1.77	$1.86	$1.48	$1.47	$1.42	$1.33	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	6	8	10	13	22	22	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (8/30/2002)
Accumulation unit value at beginning of period	$3.12	$2.69	$2.33	$2.51	$2.33	$1.74	$1.48	$1.53	$1.34	$1.06
Accumulation unit value at end of period	$2.70	$3.12	$2.69	$2.33	$2.51	$2.33	$1.74	$1.48	$1.53	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	9	9	9	35	43	48	60	94	131	2,645
Invesco V.I. Core Equity Fund, Series I Shares (4/28/2006)
Accumulation unit value at beginning of period	$1.87	$1.68	$1.54	$1.65	$1.55	$1.21	$1.08	$1.09	$1.01	$0.80
Accumulation unit value at end of period	$1.68	$1.87	$1.68	$1.54	$1.65	$1.55	$1.21	$1.08	$1.09	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	432	502	607	768	844	959	1,192	1,437	1,983	2,664
Invesco V.I. Core Equity Fund, Series II Shares (4/28/2006)
Accumulation unit value at beginning of period	$1.82	$1.63	$1.50	$1.62	$1.52	$1.19	$1.06	$1.08	$1.00	$0.79
Accumulation unit value at end of period	$1.62	$1.82	$1.63	$1.50	$1.62	$1.52	$1.19	$1.06	$1.08	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	3	3	2	7	7	10

42	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Invesco V.I. Growth and Income Fund, Series II Shares (8/30/2002)
Accumulation unit value at beginning of period	$3.10	$2.75	$2.33	$2.44	$2.25	$1.70	$1.51	$1.56	$1.41	$1.15
Accumulation unit value at end of period	$2.64	$3.10	$2.75	$2.33	$2.44	$2.25	$1.70	$1.51	$1.56	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	10	11	11	11	12	32	80
Invesco V.I. Health Care Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.91	$1.67	$1.91	$1.88	$1.60	$1.15	$0.97	$0.95	$0.91	$0.73
Accumulation unit value at end of period	$1.89	$1.91	$1.67	$1.91	$1.88	$1.60	$1.15	$0.97	$0.95	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	—	—	11	12	13	—	—	—	—	—
Invesco V.I. International Growth Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.26	$1.04	$1.06	$1.10	$1.11	$0.95	$0.83	$0.91	$0.82	$0.61
Accumulation unit value at end of period	$1.05	$1.26	$1.04	$1.06	$1.10	$1.11	$0.95	$0.83	$0.91	$0.82
Number of accumulation units outstanding at end of period (000 omitted)	9	9	11	18	29	38	46	70	85	8,521
Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.80	$1.59	$1.42	$1.50	$1.46	$1.15	$1.05	$1.14	$1.02	$0.79
Accumulation unit value at end of period	$1.57	$1.80	$1.59	$1.42	$1.50	$1.46	$1.15	$1.05	$1.14	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Mid Cap Growth Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.67	$1.39	$1.40	$1.40	$1.31	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$1.55	$1.67	$1.39	$1.40	$1.40	$1.31	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	6	6	9	9	17	17	—	—	—
Invesco V.I. Value Opportunities Fund, Series II Shares (5/21/2002)
Accumulation unit value at beginning of period	$1.69	$1.46	$1.26	$1.42	$1.35	$1.03	$0.89	$0.93	$0.88	$0.60
Accumulation unit value at end of period	$1.35	$1.69	$1.46	$1.26	$1.42	$1.35	$1.03	$0.89	$0.93	$0.88
Number of accumulation units outstanding at end of period (000 omitted)	153	161	175	186	211	218	273	323	447	636
Janus Henderson VIT Enterprise Portfolio: Service Shares (10/23/2000)
Accumulation unit value at beginning of period	$1.72	$1.37	$1.24	$1.21	$1.09	$0.84	$0.72	$0.75	$0.60	$0.42
Accumulation unit value at end of period	$1.69	$1.72	$1.37	$1.24	$1.21	$1.09	$0.84	$0.72	$0.75	$0.60
Number of accumulation units outstanding at end of period (000 omitted)	84	87	87	87	89	91	94	112	110	122
Janus Henderson VIT Global Technology Portfolio: Service Shares (10/23/2000)
Accumulation unit value at beginning of period	$1.42	$0.99	$0.88	$0.85	$0.79	$0.59	$0.50	$0.56	$0.45	$0.29
Accumulation unit value at end of period	$1.42	$1.42	$0.99	$0.88	$0.85	$0.79	$0.59	$0.50	$0.56	$0.45
Number of accumulation units outstanding at end of period (000 omitted)	23	25	26	29	32	40	76	76	77	77
Janus Henderson VIT Research Portfolio: Service Shares (10/23/2000)
Accumulation unit value at beginning of period	$1.44	$1.14	$1.16	$1.11	$1.00	$0.78	$0.67	$0.71	$0.63	$0.47
Accumulation unit value at end of period	$1.38	$1.44	$1.14	$1.16	$1.11	$1.00	$0.78	$0.67	$0.71	$0.63
Number of accumulation units outstanding at end of period (000 omitted)	92	93	94	123	160	202	210	319	360	12,338
MFS® Investors Trust Series – Initial Class (11/9/1999)
Accumulation unit value at beginning of period	$2.19	$1.80	$1.68	$1.69	$1.55	$1.19	$1.01	$1.04	$0.95	$0.76
Accumulation unit value at end of period	$2.05	$2.19	$1.80	$1.68	$1.69	$1.55	$1.19	$1.01	$1.04	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	88	94	110	121	193	260	334	447	541	857
MFS® Investors Trust Series – Service Class (10/23/2000)
Accumulation unit value at beginning of period	$2.00	$1.65	$1.54	$1.56	$1.43	$1.10	$0.94	$0.97	$0.89	$0.71
Accumulation unit value at end of period	$1.87	$2.00	$1.65	$1.54	$1.56	$1.43	$1.10	$0.94	$0.97	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	175	175	175	180	181	191	217	230	230	276
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (3/27/2015)
Accumulation unit value at beginning of period	$1.29	$1.02	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.29	$1.02	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	101	117	143	146	—	—	—	—	—	—
MFS® New Discovery Series – Initial Class (11/9/1999)
Accumulation unit value at beginning of period	$3.30	$2.64	$2.45	$2.53	$2.76	$1.97	$1.65	$1.86	$1.38	$0.86
Accumulation unit value at end of period	$3.21	$3.30	$2.64	$2.45	$2.53	$2.76	$1.97	$1.65	$1.86	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	1	1	1	1	1
MFS® New Discovery Series – Service Class (5/30/2000)
Accumulation unit value at beginning of period	$2.12	$1.70	$1.58	$1.64	$1.79	$1.29	$1.08	$1.22	$0.91	$0.56
Accumulation unit value at end of period	$2.06	$2.12	$1.70	$1.58	$1.64	$1.79	$1.29	$1.08	$1.22	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	91	93	100	123	136	133	165	212	277	470
MFS® Total Return Series – Initial Class (11/9/1999)
Accumulation unit value at beginning of period	$2.46	$2.22	$2.06	$2.10	$1.96	$1.66	$1.51	$1.51	$1.39	$1.19
Accumulation unit value at end of period	$2.30	$2.46	$2.22	$2.06	$2.10	$1.96	$1.66	$1.51	$1.51	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	2	2	15	15	54	57	74	106	113	100
MFS® Total Return Series – Service Class (5/30/2000)
Accumulation unit value at beginning of period	$2.19	$1.98	$1.85	$1.88	$1.76	$1.50	$1.37	$1.36	$1.26	$1.08
Accumulation unit value at end of period	$2.04	$2.19	$1.98	$1.85	$1.88	$1.76	$1.50	$1.37	$1.36	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	392	422	471	540	719	936	1,245	1,555	2,358	3,001

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	43

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
MFS® Utilities Series – Initial Class (11/9/1999)
Accumulation unit value at beginning of period	$3.37	$2.97	$2.70	$3.20	$2.87	$2.41	$2.15	$2.04	$1.82	$1.38
Accumulation unit value at end of period	$3.36	$3.37	$2.97	$2.70	$3.20	$2.87	$2.41	$2.15	$2.04	$1.82
Number of accumulation units outstanding at end of period (000 omitted)	112	125	135	186	227	279	323	399	496	674
MFS® Utilities Series – Service Class (10/23/2000)
Accumulation unit value at beginning of period	$2.70	$2.38	$2.17	$2.58	$2.32	$1.95	$1.75	$1.66	$1.48	$1.13
Accumulation unit value at end of period	$2.68	$2.70	$2.38	$2.17	$2.58	$2.32	$1.95	$1.75	$1.66	$1.48
Number of accumulation units outstanding at end of period (000 omitted)	26	28	29	62	90	101	112	145	195	251
Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.10	$1.01	$0.99	$1.02	$0.91	$0.90	$0.70	$0.79	$0.65	$0.47
Accumulation unit value at end of period	$1.00	$1.10	$1.01	$0.99	$1.02	$0.91	$0.90	$0.70	$0.79	$0.65
Number of accumulation units outstanding at end of period (000 omitted)	1	1	2	7	9	11	12	20	22	1,948
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.84	$1.35	$1.49	$1.61	$1.60	$1.18	$1.10	$1.20	$0.92	$0.59
Accumulation unit value at end of period	$2.01	$1.84	$1.35	$1.49	$1.61	$1.60	$1.18	$1.10	$1.20	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I Shares (8/30/2002)
Accumulation unit value at beginning of period	$3.79	$3.72	$3.53	$3.50	$2.73	$2.71	$2.37	$2.26	$1.76	$1.39
Accumulation unit value at end of period	$3.45	$3.79	$3.72	$3.53	$3.50	$2.73	$2.71	$2.37	$2.26	$1.76
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	8	9	9	9	10	11	—
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.64	$1.62	$1.54	$1.53	$1.20	$1.19	$1.04	$1.00	$0.78	$0.61
Accumulation unit value at end of period	$1.49	$1.64	$1.62	$1.54	$1.53	$1.20	$1.19	$1.04	$1.00	$0.78
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	12	12	12	12
Oppenheimer Capital Appreciation Fund/VA, Service Shares* (5/21/2002)
Accumulation unit value at beginning of period	$2.12	$1.70	$1.76	$1.73	$1.52	$1.19	$1.06	$1.09	$1.01	$0.71
Accumulation unit value at end of period	$1.97	$2.12	$1.70	$1.76	$1.73	$1.52	$1.19	$1.06	$1.09	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	31	58	68	82	83	79	126	206	237	360
*Oppenheimer Capital Appreciation Fund/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Capital Appreciation Fund, Series II Shares on or about May 24, 2019.
Oppenheimer Global Fund/VA, Service Shares* (5/1/2002)
Accumulation unit value at beginning of period	$3.01	$2.23	$2.27	$2.21	$2.20	$1.75	$1.47	$1.62	$1.42	$1.03
Accumulation unit value at end of period	$2.57	$3.01	$2.23	$2.27	$2.21	$2.20	$1.75	$1.47	$1.62	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	76	83	98	131	183	250	418	570	906	1,263
*Oppenheimer Global Fund/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Global Fund, Series II Shares on or about May 24, 2019.
Oppenheimer Global Strategic Income Fund/VA, Service Shares* (5/1/2002)
Accumulation unit value at beginning of period	$1.94	$1.85	$1.77	$1.84	$1.81	$1.84	$1.65	$1.66	$1.46	$1.25
Accumulation unit value at end of period	$1.83	$1.94	$1.85	$1.77	$1.84	$1.81	$1.84	$1.65	$1.66	$1.46
Number of accumulation units outstanding at end of period (000 omitted)	388	398	439	456	489	719	827	1,054	1,427	8,180
*Oppenheimer Global Strategic Income Fund/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares on or about May 24, 2019.
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares* (5/21/2002)
Accumulation unit value at beginning of period	$3.32	$2.96	$2.54	$2.74	$2.49	$1.79	$1.54	$1.60	$1.32	$0.97
Accumulation unit value at end of period	$2.94	$3.32	$2.96	$2.54	$2.74	$2.49	$1.79	$1.54	$1.60	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	31	33	36	37	47	76	92	117	202	298
*Oppenheimer Main Street Small Cap Fund®/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares on or about May 24, 2019.
PIMCO VIT All Asset Portfolio, Advisor Class (5/1/2007)
Accumulation unit value at beginning of period	$1.44	$1.29	$1.16	$1.29	$1.30	$1.31	$1.16	$1.15	$1.03	$0.86
Accumulation unit value at end of period	$1.35	$1.44	$1.29	$1.16	$1.29	$1.30	$1.31	$1.16	$1.15	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	10	10	11	15	22	28	29	39	50	4,676
Putnam VT Equity Income Fund – Class IB Shares (5/12/2017)
Accumulation unit value at beginning of period	$1.12	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.12	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	154	172	—	—	—	—	—	—	—	—
Putnam VT Global Health Care Fund – Class IB Shares (5/1/2002)
Accumulation unit value at beginning of period	$2.63	$2.31	$2.63	$2.47	$1.96	$1.40	$1.16	$1.19	$1.18	$0.95
Accumulation unit value at end of period	$2.58	$2.63	$2.31	$2.63	$2.47	$1.96	$1.40	$1.16	$1.19	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	54	62	63	63	63	52	38	52	55	154
Putnam VT Income Fund – Class IB Shares (11/9/1999)
Accumulation unit value at beginning of period	$1.99	$1.91	$1.90	$1.95	$1.86	$1.84	$1.69	$1.63	$1.50	$1.04
Accumulation unit value at end of period	$1.97	$1.99	$1.91	$1.90	$1.95	$1.86	$1.84	$1.69	$1.63	$1.50
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	1	1	4	4	5	14

44	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Putnam VT International Equity Fund – Class IB Shares (11/9/1999)
Accumulation unit value at beginning of period	$1.62	$1.29	$1.34	$1.36	$1.47	$1.17	$0.97	$1.18	$1.09	$0.88
Accumulation unit value at end of period	$1.29	$1.62	$1.29	$1.34	$1.36	$1.47	$1.17	$0.97	$1.18	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	617	717	786	860	892	972	1,172	1,597	2,315	2,779
Putnam VT International Growth Fund – Class IB Shares (5/30/2000)
Accumulation unit value at beginning of period	$1.25	$0.94	$1.02	$1.02	$1.10	$0.91	$0.76	$0.94	$0.85	$0.62
Accumulation unit value at end of period	$1.00	$1.25	$0.94	$1.02	$1.02	$1.10	$0.91	$0.76	$0.94	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	15	33	38	46	47	48	54	62	74	109
Putnam VT Research Fund – Class IB Shares (5/21/2002)
Accumulation unit value at beginning of period	$2.39	$1.96	$1.80	$1.85	$1.63	$1.24	$1.07	$1.10	$0.96	$0.73
Accumulation unit value at end of period	$2.25	$2.39	$1.96	$1.80	$1.85	$1.63	$1.24	$1.07	$1.10	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	7	7	7	—	—
Putnam VT Small Cap Value Fund – Class IB Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.69	$1.59	$1.26	$1.33	$1.30	$0.95	$0.82	$0.87	$0.70	$0.54
Accumulation unit value at end of period	$1.34	$1.69	$1.59	$1.26	$1.33	$1.30	$0.95	$0.82	$0.87	$0.70
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Putnam VT Sustainable Leaders Fund – Class IB Shares (9/24/2010)
Accumulation unit value at beginning of period	$2.47	$1.93	$1.82	$1.84	$1.64	$1.22	$1.06	$1.13	$1.00	—
Accumulation unit value at end of period	$2.40	$2.47	$1.93	$1.82	$1.84	$1.64	$1.22	$1.06	$1.13	—
Number of accumulation units outstanding at end of period (000 omitted)	193	257	282	369	401	421	494	543	652	—
Putnam VT Sustainable Leaders Fund – Class IB Shares (9/24/2010)
Accumulation unit value at beginning of period	$2.47	$1.93	$1.82	$1.84	$1.64	$1.22	$1.06	$1.13	$1.00	—
Accumulation unit value at end of period	$2.40	$2.47	$1.93	$1.82	$1.84	$1.64	$1.22	$1.06	$1.13	—
Number of accumulation units outstanding at end of period (000 omitted)	31	40	51	54	57	72	92	94	106	—
Templeton Developing Markets VIP Fund – Class 2 (5/30/2000)
Accumulation unit value at beginning of period	$2.86	$2.06	$1.78	$2.24	$2.47	$2.53	$2.26	$2.72	$2.34	$1.37
Accumulation unit value at end of period	$2.37	$2.86	$2.06	$1.78	$2.24	$2.47	$2.53	$2.26	$2.72	$2.34
Number of accumulation units outstanding at end of period (000 omitted)	20	77	20	22	31	12	4	92	125	142
Templeton Foreign VIP Fund – Class 2 (11/9/1999)
Accumulation unit value at beginning of period	$1.74	$1.51	$1.43	$1.55	$1.76	$1.45	$1.24	$1.41	$1.31	$0.97
Accumulation unit value at end of period	$1.45	$1.74	$1.51	$1.43	$1.55	$1.76	$1.45	$1.24	$1.41	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	77	82	83	82	87	87	125	147	172	183
Templeton Foreign VIP Fund – Class 2 (5/30/2000)
Accumulation unit value at beginning of period	$1.63	$1.41	$1.33	$1.45	$1.65	$1.36	$1.16	$1.32	$1.23	$0.91
Accumulation unit value at end of period	$1.36	$1.63	$1.41	$1.33	$1.45	$1.65	$1.36	$1.16	$1.32	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	65	80	101	178	177	253	315	445	656	1,196
Templeton Global Bond VIP Fund – Class 2 (5/1/2006)
Accumulation unit value at beginning of period	$1.73	$1.72	$1.69	$1.79	$1.78	$1.77	$1.56	$1.59	$1.41	$1.20
Accumulation unit value at end of period	$1.74	$1.73	$1.72	$1.69	$1.79	$1.78	$1.77	$1.56	$1.59	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	15	16	35	41	48	35	35	44	52	4,414
Templeton Growth VIP Fund – Class 2 (5/1/2006)
Accumulation unit value at beginning of period	$1.39	$1.19	$1.10	$1.19	$1.24	$0.96	$0.80	$0.87	$0.82	$0.64
Accumulation unit value at end of period	$1.17	$1.39	$1.19	$1.10	$1.19	$1.24	$0.96	$0.80	$0.87	$0.82
Number of accumulation units outstanding at end of period (000 omitted)	5	5	5	5	5	5	26	26	26	26
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.80	$1.53	$1.47	$1.49	$1.43	$1.20	$1.07	$1.12	$1.00	—
Accumulation unit value at end of period	$1.62	$1.80	$1.53	$1.47	$1.49	$1.43	$1.20	$1.07	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	455	494	499	764	769	1,548	1,004	848	1,239	—
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.80	$1.54	$1.47	$1.50	$1.44	$1.20	$1.07	$1.12	$1.00	—
Accumulation unit value at end of period	$1.63	$1.80	$1.54	$1.47	$1.50	$1.44	$1.20	$1.07	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	2,312	2,308	2,589	2,730	3,704	5,493	6,708	7,846	8,891	—
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.26	$1.19	$1.17	$1.18	$1.15	$1.13	$1.06	$1.04	$1.00	—
Accumulation unit value at end of period	$1.21	$1.26	$1.19	$1.17	$1.18	$1.15	$1.13	$1.06	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	29	33	34	34	138	402	612	589	508	—
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.26	$1.19	$1.17	$1.18	$1.15	$1.13	$1.06	$1.04	$1.00	—
Accumulation unit value at end of period	$1.21	$1.26	$1.19	$1.17	$1.18	$1.15	$1.13	$1.06	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	2,393	2,610	3,220	4,090	5,316	6,866	9,107	8,517	7,572	—
Variable Portfolio – Managed Risk Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	45

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.04	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.04	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.09	$1.03	$1.01	$1.03	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.09	$1.03	$1.01	$1.03	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	130	313	341	300	177	266	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.13	$1.03	$1.01	$1.04	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.13	$1.03	$1.01	$1.04	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,968	1,967	2,446	2,282	2,133	592	—	—	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.21	$1.04	$1.02	$1.07	$1.03	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.21	$1.04	$1.02	$1.07	$1.03	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,708	5,103	5,537	6,358	6,010	1,778	—	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.17	$1.04	$1.02	$1.06	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.09	$1.17	$1.04	$1.02	$1.06	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9,921	10,453	11,026	12,465	11,706	3,721	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.53	$1.37	$1.33	$1.35	$1.30	$1.18	$1.08	$1.09	$1.00	—
Accumulation unit value at end of period	$1.43	$1.53	$1.37	$1.33	$1.35	$1.30	$1.18	$1.08	$1.09	—
Number of accumulation units outstanding at end of period (000 omitted)	5,797	6,347	6,398	6,444	6,688	8,058	7,352	8,069	7,274	—
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.53	$1.37	$1.33	$1.35	$1.30	$1.18	$1.08	$1.09	$1.00	—
Accumulation unit value at end of period	$1.43	$1.53	$1.37	$1.33	$1.35	$1.30	$1.18	$1.08	$1.09	—
Number of accumulation units outstanding at end of period (000 omitted)	28,524	31,954	36,547	44,805	53,417	68,461	78,852	81,540	83,344	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.67	$1.45	$1.40	$1.43	$1.37	$1.20	$1.08	$1.11	$1.00	—
Accumulation unit value at end of period	$1.53	$1.67	$1.45	$1.40	$1.43	$1.37	$1.20	$1.08	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	2,842	3,014	3,789	3,839	4,007	4,036	5,623	5,395	5,080	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.67	$1.45	$1.40	$1.43	$1.37	$1.20	$1.08	$1.11	$1.00	—
Accumulation unit value at end of period	$1.53	$1.67	$1.45	$1.40	$1.43	$1.37	$1.20	$1.08	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	8,131	9,465	12,206	14,801	20,654	31,965	36,695	42,403	48,579	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.39	$1.28	$1.24	$1.26	$1.22	$1.15	$1.07	$1.07	$1.00	—
Accumulation unit value at end of period	$1.31	$1.39	$1.28	$1.24	$1.26	$1.22	$1.15	$1.07	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	995	1,116	1,312	1,369	1,325	1,263	1,991	2,046	2,099	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.39	$1.28	$1.25	$1.27	$1.22	$1.16	$1.08	$1.07	$1.00	—
Accumulation unit value at end of period	$1.32	$1.39	$1.28	$1.25	$1.27	$1.22	$1.16	$1.08	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	2,790	3,320	4,292	5,268	5,604	8,204	9,228	9,408	10,072	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (5/1/2002)
Accumulation unit value at beginning of period	$2.77	$2.62	$2.12	$2.36	$2.34	$1.76	$1.57	$1.67	$1.35	$1.00
Accumulation unit value at end of period	$2.37	$2.77	$2.62	$2.12	$2.36	$2.34	$1.76	$1.57	$1.67	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	12	15	24	38	49	69	79	193	227	541
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.11	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.11	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	130	132	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.21	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.21	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	174	466	379	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.16	$1.02	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.16	$1.02	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wanger International (5/1/2006)
Accumulation unit value at beginning of period	$1.80	$1.37	$1.41	$1.42	$1.51	$1.25	$1.04	$1.23	$1.00	$0.67
Accumulation unit value at end of period	$1.46	$1.80	$1.37	$1.41	$1.42	$1.51	$1.25	$1.04	$1.23	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	2	2	3	8	11	13	21	32	35	2,699

46	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Wanger USA (5/1/2006)
Accumulation unit value at beginning of period	$2.13	$1.81	$1.61	$1.64	$1.58	$1.20	$1.01	$1.06	$0.87	$0.62
Accumulation unit value at end of period	$2.08	$2.13	$1.81	$1.61	$1.64	$1.58	$1.20	$1.01	$1.06	$0.87
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	3	5	8	16	23	30	2,344
Wells Fargo VT Index Asset Allocation Fund – Class 2 (3/3/2000)
Accumulation unit value at beginning of period	$2.12	$1.92	$1.80	$1.80	$1.55	$1.31	$1.17	$1.11	$1.00	$0.87
Accumulation unit value at end of period	$2.04	$2.12	$1.92	$1.80	$1.80	$1.55	$1.31	$1.17	$1.11	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	502	541	597	728	802	1,114	1,454	1,786	2,080	2,506
Wells Fargo VT International Equity Fund – Class 1 (12/8/2003)
Accumulation unit value at beginning of period	$2.02	$1.64	$1.61	$1.59	$1.70	$1.44	$1.28	$1.49	$1.29	$1.13
Accumulation unit value at end of period	$1.66	$2.02	$1.64	$1.61	$1.59	$1.70	$1.44	$1.28	$1.49	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	12	21	23	24	33	33	51	61	95	97
Wells Fargo VT International Equity Fund – Class 2 (7/31/2002)
Accumulation unit value at beginning of period	$2.25	$1.83	$1.80	$1.79	$1.91	$1.62	$1.45	$1.68	$1.46	$1.28
Accumulation unit value at end of period	$1.84	$2.25	$1.83	$1.80	$1.79	$1.91	$1.62	$1.45	$1.68	$1.46
Number of accumulation units outstanding at end of period (000 omitted)	144	154	172	169	183	216	300	303	354	290
Wells Fargo VT Omega Growth Fund – Class 1 (5/30/2000)
Accumulation unit value at beginning of period	$2.25	$1.69	$1.70	$1.69	$1.64	$1.19	$1.00	$1.06	$0.90	$0.63
Accumulation unit value at end of period	$2.23	$2.25	$1.69	$1.70	$1.69	$1.64	$1.19	$1.00	$1.06	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	46	81	116	105	106	153	162	213	215	318
Wells Fargo VT Omega Growth Fund – Class 2 (7/31/2002)
Accumulation unit value at beginning of period	$4.12	$3.10	$3.12	$3.12	$3.04	$2.20	$1.85	$1.98	$1.68	$1.19
Accumulation unit value at end of period	$4.08	$4.12	$3.10	$3.12	$3.12	$3.04	$2.20	$1.85	$1.98	$1.68
Number of accumulation units outstanding at end of period (000 omitted)	303	340	379	524	629	766	945	1,095	1,378	317
Wells Fargo VT Opportunity Fund – Class 1 (8/26/2011)
Accumulation unit value at beginning of period	$2.16	$1.81	$1.63	$1.70	$1.55	$1.20	$1.05	$1.00	—	—
Accumulation unit value at end of period	$1.98	$2.16	$1.81	$1.63	$1.70	$1.55	$1.20	$1.05	—	—
Number of accumulation units outstanding at end of period (000 omitted)	31	31	41	34	50	54	75	77	—	—
Wells Fargo VT Opportunity Fund – Class 2 (8/26/2011)
Accumulation unit value at beginning of period	$2.12	$1.78	$1.61	$1.68	$1.54	$1.19	$1.05	$1.00	—	—
Accumulation unit value at end of period	$1.95	$2.12	$1.78	$1.61	$1.68	$1.54	$1.19	$1.05	—	—
Number of accumulation units outstanding at end of period (000 omitted)	186	224	259	290	300	313	404	466	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (3/3/2000)
Accumulation unit value at beginning of period	$1.15	$0.92	$0.87	$0.90	$0.93	$0.63	$0.59	$0.63	$0.50	$0.33
Accumulation unit value at end of period	$1.15	$1.15	$0.92	$0.87	$0.90	$0.93	$0.63	$0.59	$0.63	$0.50
Number of accumulation units outstanding at end of period (000 omitted)	178	312	357	494	589	642	941	969	1,163	1,360

Variable account charges of 1.30% of the daily net assets of the variable account.

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AB VPS Balanced Wealth Strategy Portfolio (Class B) (9/26/2008)
Accumulation unit value at beginning of period	$1.68	$1.47	$1.43	$1.43	$1.35	$1.18	$1.05	$1.10	$1.01	$0.82
Accumulation unit value at end of period	$1.55	$1.68	$1.47	$1.43	$1.43	$1.35	$1.18	$1.05	$1.10	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	2	2	16	53	56	29	47	47	65	65
AB VPS Global Thematic Growth Portfolio (Class B) (1/29/2003)
Accumulation unit value at beginning of period	$2.46	$1.83	$1.87	$1.84	$1.78	$1.47	$1.31	$1.74	$1.49	$0.98
Accumulation unit value at end of period	$2.19	$2.46	$1.83	$1.87	$1.84	$1.78	$1.47	$1.31	$1.74	$1.49
Number of accumulation units outstanding at end of period (000 omitted)	27	27	29	35	41	43	46	65	69	77
AB VPS Growth and Income Portfolio (Class B) (1/29/2003)
Accumulation unit value at beginning of period	$3.11	$2.65	$2.42	$2.42	$2.24	$1.69	$1.46	$1.39	$1.25	$1.05
Accumulation unit value at end of period	$2.89	$3.11	$2.65	$2.42	$2.42	$2.24	$1.69	$1.46	$1.39	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	31	58	69	70	74	93	102	120	148	142
AB VPS International Value Portfolio (Class B) (4/30/2004)
Accumulation unit value at beginning of period	$1.48	$1.20	$1.22	$1.21	$1.31	$1.08	$0.96	$1.21	$1.17	$0.88
Accumulation unit value at end of period	$1.12	$1.48	$1.20	$1.22	$1.21	$1.31	$1.08	$0.96	$1.21	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	597	555	612	677	854	1,067	1,690	2,030	1,949	2,089
AB VPS Large Cap Growth Portfolio (Class B) (1/29/2003)
Accumulation unit value at beginning of period	$3.47	$2.67	$2.64	$2.41	$2.15	$1.59	$1.38	$1.45	$1.34	$0.99
Accumulation unit value at end of period	$3.50	$3.47	$2.67	$2.64	$2.41	$2.15	$1.59	$1.38	$1.45	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	13	15	16	36	48	55	59	62	71	74
American Century VP Inflation Protection, Class II (4/30/2004)
Accumulation unit value at beginning of period	$1.37	$1.34	$1.30	$1.35	$1.33	$1.47	$1.39	$1.26	$1.21	$1.11
Accumulation unit value at end of period	$1.32	$1.37	$1.34	$1.30	$1.35	$1.33	$1.47	$1.39	$1.26	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	834	887	841	1,042	1,320	1,767	1,987	2,443	3,072	2,982

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	47

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
American Century VP International, Class II (4/30/2004)
Accumulation unit value at beginning of period	$2.00	$1.55	$1.66	$1.67	$1.80	$1.49	$1.25	$1.44	$1.29	$0.98
Accumulation unit value at end of period	$1.67	$2.00	$1.55	$1.66	$1.67	$1.80	$1.49	$1.25	$1.44	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Mid Cap Value, Class II (5/1/2007)
Accumulation unit value at beginning of period	$2.16	$1.96	$1.62	$1.67	$1.45	$1.13	$0.99	$1.01	$0.86	$0.67
Accumulation unit value at end of period	$1.85	$2.16	$1.96	$1.62	$1.67	$1.45	$1.13	$0.99	$1.01	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Ultra®, Class II (4/30/2004)
Accumulation unit value at beginning of period	$2.45	$1.88	$1.83	$1.75	$1.61	$1.19	$1.06	$1.07	$0.93	$0.70
Accumulation unit value at end of period	$2.44	$2.45	$1.88	$1.83	$1.75	$1.61	$1.19	$1.06	$1.07	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	311	358	414	431	546	744	1,136	1,308	1,531	1,573
American Century VP Value, Class II (4/30/2004)
Accumulation unit value at beginning of period	$2.31	$2.16	$1.82	$1.92	$1.72	$1.33	$1.17	$1.18	$1.06	$0.89
Accumulation unit value at end of period	$2.07	$2.31	$2.16	$1.82	$1.92	$1.72	$1.33	$1.17	$1.18	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	1	5	24	29	30	30
ClearBridge Variable Small Cap Growth Portfolio – Class I (5/1/2007)
Accumulation unit value at beginning of period	$2.24	$1.82	$1.75	$1.85	$1.80	$1.24	$1.05	$1.05	$0.85	$0.60
Accumulation unit value at end of period	$2.28	$2.24	$1.82	$1.75	$1.85	$1.80	$1.24	$1.05	$1.05	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	1	1	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.36	$1.92	$1.80	$1.81	$1.60	$1.21	$1.08	$1.04	$0.89	$0.73
Accumulation unit value at end of period	$2.24	$2.36	$1.92	$1.80	$1.81	$1.60	$1.21	$1.08	$1.04	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	407	458	499	564	730	1,028	1,367	1,885	2,283	2,446
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (1/29/2003)
Accumulation unit value at beginning of period	$3.54	$3.14	$2.80	$2.92	$2.69	$2.15	$1.91	$2.04	$1.77	$1.41
Accumulation unit value at end of period	$3.29	$3.54	$3.14	$2.80	$2.92	$2.69	$2.15	$1.91	$2.04	$1.77
Number of accumulation units outstanding at end of period (000 omitted)	333	374	388	493	615	869	1,335	1,729	2,144	2,956
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$3.03	$2.09	$2.02	$2.25	$2.33	$2.40	$2.02	$2.59	$2.19	$1.27
Accumulation unit value at end of period	$2.35	$3.03	$2.09	$2.02	$2.25	$2.33	$2.40	$2.02	$2.59	$2.19
Number of accumulation units outstanding at end of period (000 omitted)	210	192	234	267	296	372	476	603	587	777
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (1/29/2003)
Accumulation unit value at beginning of period	$0.96	$0.97	$0.98	$1.00	$1.01	$1.02	$1.04	$1.05	$1.06	$1.08
Accumulation unit value at end of period	$0.96	$0.96	$0.97	$0.98	$1.00	$1.01	$1.02	$1.04	$1.05	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	830	902	1,326	670	907	1,107	1,503	1,860	2,126	2,325
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.23	$2.12	$1.93	$1.97	$1.93	$1.84	$1.61	$1.55	$1.37	$0.91
Accumulation unit value at end of period	$2.11	$2.23	$2.12	$1.93	$1.97	$1.93	$1.84	$1.61	$1.55	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	44	48	49	69	99	132	179	251	302	344
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (6/1/2004)
Accumulation unit value at beginning of period	$2.15	$2.05	$1.87	$1.92	$1.87	$1.81	$1.60	$1.52	$1.36	$0.97
Accumulation unit value at end of period	$2.04	$2.15	$2.05	$1.87	$1.92	$1.87	$1.81	$1.60	$1.52	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	78	84	84	19	19	16	32	73	95	626
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (1/29/2003)
Accumulation unit value at beginning of period	$1.50	$1.46	$1.42	$1.43	$1.38	$1.43	$1.35	$1.28	$1.20	$1.06
Accumulation unit value at end of period	$1.48	$1.50	$1.46	$1.42	$1.43	$1.38	$1.43	$1.35	$1.28	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	177	220	307	369	445	513	609	842	1,076	2,463
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (1/29/2003)
Accumulation unit value at beginning of period	$2.99	$2.37	$2.37	$2.20	$1.96	$1.52	$1.28	$1.34	$1.16	$0.86
Accumulation unit value at end of period	$2.83	$2.99	$2.37	$2.37	$2.20	$1.96	$1.52	$1.28	$1.34	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	1	1	42	1	2	6	9	21	25	151
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (1/29/2003)
Accumulation unit value at beginning of period	$3.27	$2.73	$2.48	$2.49	$2.23	$1.71	$1.50	$1.50	$1.32	$1.06
Accumulation unit value at end of period	$3.07	$3.27	$2.73	$2.48	$2.49	$2.23	$1.71	$1.50	$1.50	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	163	184	157	260	286	472	552	637	744	1,143
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (1/29/2003)
Accumulation unit value at beginning of period	$2.88	$2.37	$2.35	$2.26	$2.13	$1.65	$1.50	$1.79	$1.44	$0.89
Accumulation unit value at end of period	$2.70	$2.88	$2.37	$2.35	$2.26	$2.13	$1.65	$1.50	$1.79	$1.44
Number of accumulation units outstanding at end of period (000 omitted)	10	11	11	17	21	29	49	71	77	106
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.71	$1.53	$1.36	$1.45	$1.31	$0.96	$0.82	$0.91	$0.75	$0.54
Accumulation unit value at end of period	$1.46	$1.71	$1.53	$1.36	$1.45	$1.31	$0.96	$0.82	$0.91	$0.75
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

48	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Columbia Variable Portfolio – Overseas Core Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.93	$1.53	$1.65	$1.59	$1.77	$1.46	$1.26	$1.46	$1.30	$1.03
Accumulation unit value at end of period	$1.58	$1.93	$1.53	$1.65	$1.59	$1.77	$1.46	$1.26	$1.46	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.61	$2.19	$1.85	$1.97	$1.79	$1.32	$1.13	$1.16	$0.98	$0.79
Accumulation unit value at end of period	$2.26	$2.61	$2.19	$1.85	$1.97	$1.79	$1.32	$1.13	$1.16	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (4/30/2004)
Accumulation unit value at beginning of period	$2.81	$2.50	$1.91	$2.06	$2.03	$1.53	$1.40	$1.51	$1.21	$0.98
Accumulation unit value at end of period	$2.27	$2.81	$2.50	$1.91	$2.06	$2.03	$1.53	$1.40	$1.51	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	7	6	6	8	8	11	30	39	51	475
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (1/29/2003)
Accumulation unit value at beginning of period	$1.13	$1.11	$1.10	$1.10	$1.05	$1.09	$1.08	$1.08	$1.07	$1.02
Accumulation unit value at end of period	$1.14	$1.13	$1.11	$1.10	$1.10	$1.05	$1.09	$1.08	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	180	337	378	458	690	860	1,001	1,171	1,450	1,768
Credit Suisse Trust – Commodity Return Strategy Portfolio (5/1/2007)
Accumulation unit value at beginning of period	$0.49	$0.48	$0.44	$0.59	$0.72	$0.82	$0.84	$0.98	$0.85	$0.72
Accumulation unit value at end of period	$0.42	$0.49	$0.48	$0.44	$0.59	$0.72	$0.82	$0.84	$0.98	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	15	15	15	16
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.40	$1.38	$1.29	$1.33	$1.24	$1.33	$1.27	$1.17	$1.14	$1.08
Accumulation unit value at end of period	$1.37	$1.40	$1.38	$1.29	$1.33	$1.24	$1.33	$1.27	$1.17	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	27	27	27	37	38	53	114	212	251	1,152
CTIVP® – Loomis Sayles Growth Fund (Class 1) (4/29/2016)
Accumulation unit value at beginning of period	$1.38	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.38	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17	19	22	—	—	—	—	—	—	—
CTIVP® – MFS® Blended Research® Core Equity Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.59	$1.34	$1.24	$1.25	$1.13	$0.89	$0.82	$0.86	$0.78	$0.60
Accumulation unit value at end of period	$1.44	$1.59	$1.34	$1.24	$1.25	$1.13	$0.89	$0.82	$0.86	$0.78
Number of accumulation units outstanding at end of period (000 omitted)	16	17	18	21	21	23	28	55	85	951
CTIVP® – Victory Sycamore Established Value Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.82	$2.47	$2.07	$2.10	$1.89	$1.41	$1.22	$1.32	$1.10	$0.82
Accumulation unit value at end of period	$2.50	$2.82	$2.47	$2.07	$2.10	$1.89	$1.41	$1.22	$1.32	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.71	$2.38	$2.10	$2.18	$1.98	$1.49	$1.26	$1.28	$1.02	$0.76
Accumulation unit value at end of period	$2.25	$2.71	$2.38	$2.10	$2.18	$1.98	$1.49	$1.26	$1.28	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	1	1	1	1	1	1
Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$3.03	$2.16	$2.09	$2.00	$1.90	$1.45	$1.28	$1.41	$1.10	$0.71
Accumulation unit value at end of period	$2.95	$3.03	$2.16	$2.09	$2.00	$1.90	$1.45	$1.28	$1.41	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	87	97	116	126	158	207	304	363	408	496
Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.30	$1.84	$1.73	$1.80	$1.69	$1.42	$1.31	$1.22	$1.07	$0.89
Accumulation unit value at end of period	$2.11	$2.30	$1.84	$1.73	$1.80	$1.69	$1.42	$1.31	$1.22	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	10	14	17	32	52	69	90	123	143	143
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.09	$0.87	$0.94	$0.94	$0.98	$0.85	$0.70	$0.83	$0.77	$0.62
Accumulation unit value at end of period	$0.91	$1.09	$0.87	$0.94	$0.94	$0.98	$0.85	$0.70	$0.83	$0.77
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.45	$1.14	$1.18	$1.23	$1.38	$1.14	$1.03	$1.28	$1.24	$0.96
Accumulation unit value at end of period	$1.19	$1.45	$1.14	$1.18	$1.23	$1.38	$1.14	$1.03	$1.28	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	2	2	2	2	2	2
Eaton Vance VT Floating-Rate Income Fund – Initial Class (5/1/2007)
Accumulation unit value at beginning of period	$1.27	$1.25	$1.16	$1.19	$1.19	$1.17	$1.10	$1.09	$1.01	$0.71
Accumulation unit value at end of period	$1.25	$1.27	$1.25	$1.16	$1.19	$1.19	$1.17	$1.10	$1.09	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	4	4	5	12	12	12	45	87	97	401
Fidelity® VIP Contrafund® Portfolio Service Class 2 (1/29/2003)
Accumulation unit value at beginning of period	$3.76	$3.13	$2.95	$2.97	$2.70	$2.09	$1.82	$1.90	$1.64	$1.23
Accumulation unit value at end of period	$3.46	$3.76	$3.13	$2.95	$2.97	$2.70	$2.09	$1.82	$1.90	$1.64
Number of accumulation units outstanding at end of period (000 omitted)	727	866	1,087	1,327	1,704	2,280	3,121	3,880	4,529	5,268

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	49

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Fidelity® VIP Growth Portfolio Service Class 2 (1/29/2003)
Accumulation unit value at beginning of period	$3.44	$2.58	$2.60	$2.47	$2.25	$1.68	$1.48	$1.50	$1.23	$0.97
Accumulation unit value at end of period	$3.38	$3.44	$2.58	$2.60	$2.47	$2.25	$1.68	$1.48	$1.50	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	44	49	55	68	69	74	97	113	123	127
Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.46	$1.42	$1.38	$1.41	$1.35	$1.40	$1.34	$1.27	$1.19	$1.05
Accumulation unit value at end of period	$1.43	$1.46	$1.42	$1.38	$1.41	$1.35	$1.40	$1.34	$1.27	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	273	298	288	401	556	789	982	1,209	1,489	2,097
Fidelity® VIP Mid Cap Portfolio Service Class 2 (1/29/2003)
Accumulation unit value at beginning of period	$4.69	$3.94	$3.57	$3.68	$3.51	$2.62	$2.32	$2.63	$2.07	$1.50
Accumulation unit value at end of period	$3.95	$4.69	$3.94	$3.57	$3.68	$3.51	$2.62	$2.32	$2.63	$2.07
Number of accumulation units outstanding at end of period (000 omitted)	170	194	210	271	323	388	532	709	868	1,118
Fidelity® VIP Overseas Portfolio Service Class 2 (1/29/2003)
Accumulation unit value at beginning of period	$2.73	$2.13	$2.28	$2.23	$2.47	$1.92	$1.62	$1.98	$1.78	$1.43
Accumulation unit value at end of period	$2.29	$2.73	$2.13	$2.28	$2.23	$2.47	$1.92	$1.62	$1.98	$1.78
Number of accumulation units outstanding at end of period (000 omitted)	149	156	173	192	239	279	372	473	496	495
Franklin Global Real Estate VIP Fund – Class 2 (1/29/2003)
Accumulation unit value at beginning of period	$2.18	$2.00	$2.02	$2.03	$1.79	$1.77	$1.41	$1.51	$1.27	$1.08
Accumulation unit value at end of period	$2.01	$2.18	$2.00	$2.02	$2.03	$1.79	$1.77	$1.41	$1.51	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	68	66	60	73	85	80	84	94	104	106
Franklin Income VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.03	$1.88	$1.67	$1.82	$1.76	$1.57	$1.41	$1.39	$1.25	$0.94
Accumulation unit value at end of period	$1.92	$2.03	$1.88	$1.67	$1.82	$1.76	$1.57	$1.41	$1.39	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	216	216	219	328	328	440	680	823	837	851
Franklin Mutual Shares VIP Fund – Class 2 (1/29/2003)
Accumulation unit value at beginning of period	$2.62	$2.45	$2.14	$2.28	$2.15	$1.70	$1.51	$1.54	$1.41	$1.13
Accumulation unit value at end of period	$2.35	$2.62	$2.45	$2.14	$2.28	$2.15	$1.70	$1.51	$1.54	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	452	492	662	810	931	1,071	1,368	1,574	2,047	2,472
Franklin Rising Dividends VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.54	$2.13	$1.86	$1.96	$1.82	$1.42	$1.29	$1.23	$1.03	$0.89
Accumulation unit value at end of period	$2.38	$2.54	$2.13	$1.86	$1.96	$1.82	$1.42	$1.29	$1.23	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	18	18	18	19	27	29	31
Franklin Small Cap Value VIP Fund – Class 2 (1/29/2003)
Accumulation unit value at beginning of period	$4.07	$3.72	$2.90	$3.17	$3.19	$2.37	$2.03	$2.14	$1.69	$1.33
Accumulation unit value at end of period	$3.50	$4.07	$3.72	$2.90	$3.17	$3.19	$2.37	$2.03	$2.14	$1.69
Number of accumulation units outstanding at end of period (000 omitted)	61	76	75	83	88	100	125	146	277	339
Franklin Small-Mid Cap Growth VIP Fund – Class 2 (1/29/2003)
Accumulation unit value at beginning of period	$3.30	$2.75	$2.68	$2.79	$2.63	$1.93	$1.76	$1.88	$1.49	$1.05
Accumulation unit value at end of period	$3.08	$3.30	$2.75	$2.68	$2.79	$2.63	$1.93	$1.76	$1.88	$1.49
Number of accumulation units outstanding at end of period (000 omitted)	21	24	26	39	44	49	57	63	77	79
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.75	$2.51	$2.24	$2.50	$2.23	$1.70	$1.45	$1.57	$1.27	$0.97
Accumulation unit value at end of period	$2.43	$2.75	$2.51	$2.24	$2.50	$2.23	$1.70	$1.45	$1.57	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	288	305	307	351	446	587	887	1,129	1,241	1,592
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.86	$1.52	$1.39	$1.41	$1.23	$0.90	$0.80	$0.78	$0.70	$0.58
Accumulation unit value at end of period	$1.72	$1.86	$1.52	$1.39	$1.41	$1.23	$0.90	$0.80	$0.78	$0.70
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.86	$1.48	$1.47	$1.42	$1.33	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$1.76	$1.86	$1.48	$1.47	$1.42	$1.33	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	7	7	7	7	15	17	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (1/29/2003)
Accumulation unit value at beginning of period	$3.21	$2.76	$2.39	$2.58	$2.40	$1.79	$1.53	$1.58	$1.38	$1.09
Accumulation unit value at end of period	$2.77	$3.21	$2.76	$2.39	$2.58	$2.40	$1.79	$1.53	$1.58	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	709	760	822	1,016	1,226	1,670	2,654	3,518	4,011	4,572
Invesco V.I. Core Equity Fund, Series II Shares (4/28/2006)
Accumulation unit value at beginning of period	$1.81	$1.62	$1.50	$1.61	$1.51	$1.19	$1.06	$1.08	$1.00	$0.79
Accumulation unit value at end of period	$1.61	$1.81	$1.62	$1.50	$1.61	$1.51	$1.19	$1.06	$1.08	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	2	2	3	31	34	4	4	5	8	10
Invesco V.I. Growth and Income Fund, Series II Shares (1/29/2003)
Accumulation unit value at beginning of period	$3.28	$2.91	$2.47	$2.59	$2.38	$1.81	$1.60	$1.66	$1.50	$1.22
Accumulation unit value at end of period	$2.80	$3.28	$2.91	$2.47	$2.59	$2.38	$1.81	$1.60	$1.66	$1.50
Number of accumulation units outstanding at end of period (000 omitted)	5	5	35	39	42	53	64	67	71	76

50	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Invesco V.I. Health Care Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.90	$1.66	$1.91	$1.88	$1.59	$1.15	$0.97	$0.94	$0.91	$0.72
Accumulation unit value at end of period	$1.88	$1.90	$1.66	$1.91	$1.88	$1.59	$1.15	$0.97	$0.94	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. International Growth Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.25	$1.03	$1.05	$1.10	$1.11	$0.95	$0.83	$0.91	$0.82	$0.61
Accumulation unit value at end of period	$1.05	$1.25	$1.03	$1.05	$1.10	$1.11	$0.95	$0.83	$0.91	$0.82
Number of accumulation units outstanding at end of period (000 omitted)	14	13	14	15	14	14	14	29	47	687
Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.15	$1.90	$1.70	$1.80	$1.75	$1.38	$1.26	$1.37	$1.22	$0.95
Accumulation unit value at end of period	$1.87	$2.15	$1.90	$1.70	$1.80	$1.75	$1.38	$1.26	$1.37	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	62	64	67	70	88	104	126	147	154	157
Invesco V.I. Mid Cap Growth Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.67	$1.38	$1.39	$1.40	$1.31	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$1.55	$1.67	$1.38	$1.39	$1.40	$1.31	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	21	11	13	24	16	89	—	—	—
Invesco V.I. Value Opportunities Fund, Series II Shares (1/29/2003)
Accumulation unit value at beginning of period	$2.28	$1.97	$1.69	$1.92	$1.83	$1.39	$1.20	$1.26	$1.19	$0.82
Accumulation unit value at end of period	$1.82	$2.28	$1.97	$1.69	$1.92	$1.83	$1.39	$1.20	$1.26	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	287	289	319	362	439	527	686	846	939	1,003
Janus Henderson VIT Research Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.91	$1.51	$1.53	$1.48	$1.33	$1.03	$0.89	$0.95	$0.84	$0.63
Accumulation unit value at end of period	$1.83	$1.91	$1.51	$1.53	$1.48	$1.33	$1.03	$0.89	$0.95	$0.84
Number of accumulation units outstanding at end of period (000 omitted)	11	12	14	15	16	24	60	90	110	802
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (3/27/2015)
Accumulation unit value at beginning of period	$1.29	$1.02	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.29	$1.02	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	34	45	46	47	—	—	—	—	—	—
MFS® New Discovery Series – Service Class (1/29/2003)
Accumulation unit value at beginning of period	$3.67	$2.94	$2.74	$2.83	$3.10	$2.23	$1.87	$2.11	$1.57	$0.98
Accumulation unit value at end of period	$3.56	$3.67	$2.94	$2.74	$2.83	$3.10	$2.23	$1.87	$2.11	$1.57
Number of accumulation units outstanding at end of period (000 omitted)	13	14	15	17	17	22	24	27	37	47
MFS® Total Return Series – Service Class (1/29/2003)
Accumulation unit value at beginning of period	$2.27	$2.05	$1.91	$1.95	$1.82	$1.56	$1.42	$1.42	$1.31	$1.13
Accumulation unit value at end of period	$2.11	$2.27	$2.05	$1.91	$1.95	$1.82	$1.56	$1.42	$1.42	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	292	397	567	645	704	784	913	1,114	1,544	1,696
MFS® Utilities Series – Service Class (1/29/2003)
Accumulation unit value at beginning of period	$4.68	$4.14	$3.77	$4.49	$4.04	$3.40	$3.05	$2.90	$2.59	$1.97
Accumulation unit value at end of period	$4.66	$4.68	$4.14	$3.77	$4.49	$4.04	$3.40	$3.05	$2.90	$2.59
Number of accumulation units outstanding at end of period (000 omitted)	26	27	34	56	62	58	70	71	81	80
Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.09	$1.01	$0.99	$1.02	$0.91	$0.89	$0.70	$0.79	$0.65	$0.47
Accumulation unit value at end of period	$0.99	$1.09	$1.01	$0.99	$1.02	$0.91	$0.89	$0.70	$0.79	$0.65
Number of accumulation units outstanding at end of period (000 omitted)	5	5	5	5	5	7	6	8	13	161
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.83	$1.34	$1.49	$1.60	$1.59	$1.18	$1.10	$1.20	$0.92	$0.59
Accumulation unit value at end of period	$2.00	$1.83	$1.34	$1.49	$1.60	$1.59	$1.18	$1.10	$1.20	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I Shares (1/29/2003)
Accumulation unit value at beginning of period	$4.11	$4.04	$3.83	$3.80	$2.97	$2.94	$2.57	$2.46	$1.92	$1.51
Accumulation unit value at end of period	$3.74	$4.11	$4.04	$3.83	$3.80	$2.97	$2.94	$2.57	$2.46	$1.92
Number of accumulation units outstanding at end of period (000 omitted)	12	13	14	19	20	22	19	21	61	71
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.87	$2.82	$2.69	$2.67	$2.09	$2.08	$1.82	$1.75	$1.37	$1.08
Accumulation unit value at end of period	$2.61	$2.87	$2.82	$2.69	$2.67	$2.09	$2.08	$1.82	$1.75	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	9	10	10	20	26	43	50	112	155	143
Oppenheimer Capital Appreciation Fund/VA, Service Shares* (1/29/2003)
Accumulation unit value at beginning of period	$2.74	$2.20	$2.28	$2.24	$1.97	$1.54	$1.37	$1.41	$1.31	$0.92
Accumulation unit value at end of period	$2.55	$2.74	$2.20	$2.28	$2.24	$1.97	$1.54	$1.37	$1.41	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	314	348	383	423	525	699	1,042	1,245	1,516	1,567
*Oppenheimer Capital Appreciation Fund/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Capital Appreciation Fund, Series II Shares on or about May 24, 2019.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	51

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Oppenheimer Global Fund/VA, Service Shares* (1/29/2003)
Accumulation unit value at beginning of period	$4.01	$2.98	$3.02	$2.95	$2.93	$2.34	$1.96	$2.17	$1.90	$1.38
Accumulation unit value at end of period	$3.43	$4.01	$2.98	$3.02	$2.95	$2.93	$2.34	$1.96	$2.17	$1.90
Number of accumulation units outstanding at end of period (000 omitted)	35	37	41	49	58	57	98	135	197	172
*Oppenheimer Global Fund/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Global Fund, Series II Shares on or about May 24, 2019.
Oppenheimer Global Strategic Income Fund/VA, Service Shares* (1/29/2003)
Accumulation unit value at beginning of period	$1.73	$1.66	$1.58	$1.64	$1.62	$1.65	$1.48	$1.49	$1.31	$1.12
Accumulation unit value at end of period	$1.63	$1.73	$1.66	$1.58	$1.64	$1.62	$1.65	$1.48	$1.49	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	638	679	700	914	1,190	1,416	1,600	1,977	2,349	3,067
*Oppenheimer Global Strategic Income Fund/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares on or about May 24, 2019.
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares* (1/29/2003)
Accumulation unit value at beginning of period	$4.22	$3.75	$3.23	$3.48	$3.16	$2.28	$1.96	$2.04	$1.68	$1.24
Accumulation unit value at end of period	$3.73	$4.22	$3.75	$3.23	$3.48	$3.16	$2.28	$1.96	$2.04	$1.68
Number of accumulation units outstanding at end of period (000 omitted)	59	70	86	99	112	132	171	188	217	222
*Oppenheimer Main Street Small Cap Fund®/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares on or about May 24, 2019.
PIMCO VIT All Asset Portfolio, Advisor Class (5/1/2007)
Accumulation unit value at beginning of period	$1.43	$1.28	$1.15	$1.28	$1.29	$1.31	$1.16	$1.15	$1.03	$0.86
Accumulation unit value at end of period	$1.34	$1.43	$1.28	$1.15	$1.28	$1.29	$1.31	$1.16	$1.15	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	9	9	9	18	16	21	62	119	131	491
Putnam VT Equity Income Fund – Class IB Shares (5/12/2017)
Accumulation unit value at beginning of period	$1.12	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.12	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19	30	—	—	—	—	—	—	—	—
Putnam VT Global Health Care Fund – Class IB Shares (1/29/2003)
Accumulation unit value at beginning of period	$3.17	$2.79	$3.18	$2.99	$2.37	$1.70	$1.41	$1.44	$1.43	$1.15
Accumulation unit value at end of period	$3.11	$3.17	$2.79	$3.18	$2.99	$2.37	$1.70	$1.41	$1.44	$1.43
Number of accumulation units outstanding at end of period (000 omitted)	13	16	18	30	33	53	60	60	64	68
Putnam VT International Equity Fund – Class IB Shares (1/29/2003)
Accumulation unit value at beginning of period	$2.33	$1.87	$1.94	$1.96	$2.13	$1.69	$1.40	$1.71	$1.57	$1.28
Accumulation unit value at end of period	$1.86	$2.33	$1.87	$1.94	$1.96	$2.13	$1.69	$1.40	$1.71	$1.57
Number of accumulation units outstanding at end of period (000 omitted)	44	53	59	57	63	82	114	139	196	262
Putnam VT Research Fund – Class IB Shares (1/29/2003)
Accumulation unit value at beginning of period	$3.03	$2.48	$2.29	$2.35	$2.08	$1.58	$1.35	$1.40	$1.22	$0.92
Accumulation unit value at end of period	$2.85	$3.03	$2.48	$2.29	$2.35	$2.08	$1.58	$1.35	$1.40	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	3	4	4	5	5	6	7	7	7	—
Putnam VT Small Cap Value Fund – Class IB Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.35	$2.21	$1.75	$1.85	$1.82	$1.32	$1.14	$1.21	$0.97	$0.75
Accumulation unit value at end of period	$1.86	$2.35	$2.21	$1.75	$1.85	$1.82	$1.32	$1.14	$1.21	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	13	14	14	15	16	18	20	20	20	21
Putnam VT Sustainable Leaders Fund – Class IB Shares (9/24/2010)
Accumulation unit value at beginning of period	$2.46	$1.93	$1.81	$1.84	$1.64	$1.22	$1.06	$1.13	$1.00	—
Accumulation unit value at end of period	$2.39	$2.46	$1.93	$1.81	$1.84	$1.64	$1.22	$1.06	$1.13	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	5	—
Templeton Foreign VIP Fund – Class 2 (1/29/2003)
Accumulation unit value at beginning of period	$2.45	$2.13	$2.01	$2.18	$2.48	$2.05	$1.75	$1.99	$1.86	$1.37
Accumulation unit value at end of period	$2.04	$2.45	$2.13	$2.01	$2.18	$2.48	$2.05	$1.75	$1.99	$1.86
Number of accumulation units outstanding at end of period (000 omitted)	64	95	88	241	258	265	289	334	378	404
Templeton Global Bond VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.04	$2.03	$1.99	$2.11	$2.10	$2.09	$1.84	$1.88	$1.67	$1.42
Accumulation unit value at end of period	$2.05	$2.04	$2.03	$1.99	$2.11	$2.10	$2.09	$1.84	$1.88	$1.67
Number of accumulation units outstanding at end of period (000 omitted)	218	235	230	267	346	471	607	840	982	1,402
Templeton Growth VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.82	$1.56	$1.44	$1.56	$1.62	$1.26	$1.05	$1.15	$1.08	$0.84
Accumulation unit value at end of period	$1.53	$1.82	$1.56	$1.44	$1.56	$1.62	$1.26	$1.05	$1.15	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	181	180	181	181	180	180	410	417	418	426
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.79	$1.53	$1.46	$1.49	$1.43	$1.20	$1.07	$1.12	$1.00	—
Accumulation unit value at end of period	$1.62	$1.79	$1.53	$1.46	$1.49	$1.43	$1.20	$1.07	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	46	58	265	208	209	—
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.79	$1.53	$1.46	$1.49	$1.43	$1.20	$1.07	$1.12	$1.00	—
Accumulation unit value at end of period	$1.62	$1.79	$1.53	$1.46	$1.49	$1.43	$1.20	$1.07	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	507	509	832	1,382	1,473	1,962	1,737	1,768	1,264	—

52	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.26	$1.19	$1.16	$1.18	$1.15	$1.12	$1.06	$1.04	$1.00	—
Accumulation unit value at end of period	$1.20	$1.26	$1.19	$1.16	$1.18	$1.15	$1.12	$1.06	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	424	362	365	369	665	808	682	264	50	—
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.26	$1.19	$1.16	$1.18	$1.14	$1.12	$1.06	$1.04	$1.00	—
Accumulation unit value at end of period	$1.20	$1.26	$1.19	$1.16	$1.18	$1.14	$1.12	$1.06	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	23	23	23	23	126	363	481	459	490	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.09	$1.02	$1.01	$1.03	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.09	$1.02	$1.01	$1.03	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18	18	18	18	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.13	$1.03	$1.01	$1.04	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.13	$1.03	$1.01	$1.04	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	185	276	298	312	310	54	—	—	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.20	$1.04	$1.02	$1.07	$1.03	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.20	$1.04	$1.02	$1.07	$1.03	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	113	232	429	163	176	61	—	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.17	$1.04	$1.02	$1.06	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.09	$1.17	$1.04	$1.02	$1.06	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,341	1,483	1,622	1,728	1,880	518	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.53	$1.37	$1.32	$1.35	$1.30	$1.18	$1.08	$1.09	$1.00	—
Accumulation unit value at end of period	$1.42	$1.53	$1.37	$1.32	$1.35	$1.30	$1.18	$1.08	$1.09	—
Number of accumulation units outstanding at end of period (000 omitted)	202	322	322	253	363	473	725	707	261	—
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.53	$1.37	$1.32	$1.35	$1.30	$1.18	$1.08	$1.09	$1.00	—
Accumulation unit value at end of period	$1.42	$1.53	$1.37	$1.32	$1.35	$1.30	$1.18	$1.08	$1.09	—
Number of accumulation units outstanding at end of period (000 omitted)	1,448	1,472	1,889	1,922	2,087	2,479	3,919	4,943	6,400	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.66	$1.45	$1.39	$1.42	$1.37	$1.20	$1.08	$1.11	$1.00	—
Accumulation unit value at end of period	$1.52	$1.66	$1.45	$1.39	$1.42	$1.37	$1.20	$1.08	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	171	173	221	230	319	179	—	64	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.66	$1.45	$1.39	$1.42	$1.37	$1.20	$1.08	$1.11	$1.00	—
Accumulation unit value at end of period	$1.52	$1.66	$1.45	$1.39	$1.42	$1.37	$1.20	$1.08	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	599	630	712	1,277	1,473	2,374	3,271	3,747	4,134	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.38	$1.27	$1.24	$1.26	$1.22	$1.15	$1.07	$1.07	$1.00	—
Accumulation unit value at end of period	$1.31	$1.38	$1.27	$1.24	$1.26	$1.22	$1.15	$1.07	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	106	112	117	93	385	458	479	448	48	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.38	$1.28	$1.24	$1.26	$1.22	$1.15	$1.07	$1.07	$1.00	—
Accumulation unit value at end of period	$1.31	$1.38	$1.28	$1.24	$1.26	$1.22	$1.15	$1.07	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	215	232	244	88	104	300	579	1,092	1,838	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (1/29/2003)
Accumulation unit value at beginning of period	$3.59	$3.39	$2.74	$3.06	$3.04	$2.28	$2.04	$2.16	$1.76	$1.31
Accumulation unit value at end of period	$3.06	$3.59	$3.39	$2.74	$3.06	$3.04	$2.28	$2.04	$2.16	$1.76
Number of accumulation units outstanding at end of period (000 omitted)	255	268	273	327	383	457	683	875	999	1,219
Wanger International (4/30/2004)
Accumulation unit value at beginning of period	$3.20	$2.44	$2.50	$2.54	$2.69	$2.22	$1.85	$2.20	$1.78	$1.21
Accumulation unit value at end of period	$2.60	$3.20	$2.44	$2.50	$2.54	$2.69	$2.22	$1.85	$2.20	$1.78
Number of accumulation units outstanding at end of period (000 omitted)	207	204	230	241	290	354	527	623	635	811
Wanger USA (4/30/2004)
Accumulation unit value at beginning of period	$2.87	$2.43	$2.16	$2.21	$2.13	$1.62	$1.36	$1.43	$1.18	$0.84
Accumulation unit value at end of period	$2.79	$2.87	$2.43	$2.16	$2.21	$2.13	$1.62	$1.36	$1.43	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	150	172	189	220	278	363	579	757	891	1,174
Wells Fargo VT Index Asset Allocation Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.23	$2.02	$1.90	$1.90	$1.63	$1.38	$1.24	$1.18	$1.05	$0.92
Accumulation unit value at end of period	$2.14	$2.23	$2.02	$1.90	$1.90	$1.63	$1.38	$1.24	$1.18	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	53

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Wells Fargo VT International Equity Fund – Class 2 (1/29/2003)
Accumulation unit value at beginning of period	$2.50	$2.04	$2.00	$1.99	$2.13	$1.81	$1.61	$1.88	$1.63	$1.43
Accumulation unit value at end of period	$2.04	$2.50	$2.04	$2.00	$1.99	$2.13	$1.81	$1.61	$1.88	$1.63
Number of accumulation units outstanding at end of period (000 omitted)	104	112	128	181	252	309	419	515	641	857
Wells Fargo VT Omega Growth Fund – Class 2 (1/29/2003)
Accumulation unit value at beginning of period	$4.33	$3.26	$3.28	$3.28	$3.20	$2.32	$1.95	$2.09	$1.77	$1.25
Accumulation unit value at end of period	$4.29	$4.33	$3.26	$3.28	$3.28	$3.20	$2.32	$1.95	$2.09	$1.77
Number of accumulation units outstanding at end of period (000 omitted)	129	146	173	200	243	323	471	687	871	870
Wells Fargo VT Opportunity Fund – Class 2 (8/26/2011)
Accumulation unit value at beginning of period	$2.12	$1.78	$1.61	$1.68	$1.54	$1.19	$1.05	$1.00	—	—
Accumulation unit value at end of period	$1.94	$2.12	$1.78	$1.61	$1.68	$1.54	$1.19	$1.05	—	—
Number of accumulation units outstanding at end of period (000 omitted)	95	113	153	198	223	301	352	419	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$3.02	$2.43	$2.28	$2.38	$2.46	$1.66	$1.56	$1.65	$1.32	$0.88
Accumulation unit value at end of period	$3.02	$3.02	$2.43	$2.28	$2.38	$2.46	$1.66	$1.56	$1.65	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	45	53	58	94	114	136	210	261	337	—

Variable account charges of 1.35% of the daily net assets of the variable account.

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AB VPS Balanced Wealth Strategy Portfolio (Class B) (9/26/2008)
Accumulation unit value at beginning of period	$1.67	$1.47	$1.42	$1.42	$1.35	$1.18	$1.05	$1.10	$1.01	$0.82
Accumulation unit value at end of period	$1.55	$1.67	$1.47	$1.42	$1.42	$1.35	$1.18	$1.05	$1.10	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	31	37	37	39	76	91	93	99	186	323
AB VPS Global Thematic Growth Portfolio (Class B) (5/30/2000)
Accumulation unit value at beginning of period	$0.72	$0.53	$0.55	$0.54	$0.52	$0.43	$0.39	$0.51	$0.44	$0.29
Accumulation unit value at end of period	$0.64	$0.72	$0.53	$0.55	$0.54	$0.52	$0.43	$0.39	$0.51	$0.44
Number of accumulation units outstanding at end of period (000 omitted)	223	243	372	382	589	654	1,044	1,151	1,540	1,666
AB VPS Growth and Income Portfolio (Class B) (5/30/2000)
Accumulation unit value at beginning of period	$2.23	$1.91	$1.74	$1.74	$1.61	$1.21	$1.05	$1.00	$0.90	$0.76
Accumulation unit value at end of period	$2.07	$2.23	$1.91	$1.74	$1.74	$1.61	$1.21	$1.05	$1.00	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	1,012	1,256	1,465	1,639	1,760	1,998	2,466	3,532	4,404	5,507
AB VPS International Value Portfolio (Class B) (4/30/2004)
Accumulation unit value at beginning of period	$1.47	$1.19	$1.22	$1.20	$1.30	$1.08	$0.96	$1.20	$1.17	$0.88
Accumulation unit value at end of period	$1.12	$1.47	$1.19	$1.22	$1.20	$1.30	$1.08	$0.96	$1.20	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	669	679	863	1,033	1,279	1,617	2,593	3,245	3,306	6,086
AB VPS Large Cap Growth Portfolio (Class B) (5/30/2000)
Accumulation unit value at beginning of period	$1.49	$1.15	$1.14	$1.04	$0.93	$0.68	$0.60	$0.63	$0.58	$0.43
Accumulation unit value at end of period	$1.51	$1.49	$1.15	$1.14	$1.04	$0.93	$0.68	$0.60	$0.63	$0.58
Number of accumulation units outstanding at end of period (000 omitted)	659	756	1,008	1,002	1,109	1,342	1,657	2,336	2,898	3,653
American Century VP Inflation Protection, Class II (4/30/2004)
Accumulation unit value at beginning of period	$1.36	$1.33	$1.29	$1.35	$1.32	$1.46	$1.38	$1.25	$1.21	$1.11
Accumulation unit value at end of period	$1.31	$1.36	$1.33	$1.29	$1.35	$1.32	$1.46	$1.38	$1.25	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	972	1,123	1,170	1,570	1,868	2,616	3,052	3,792	5,128	5,129
American Century VP International, Class II (4/30/2004)
Accumulation unit value at beginning of period	$1.99	$1.54	$1.65	$1.66	$1.79	$1.48	$1.24	$1.43	$1.28	$0.97
Accumulation unit value at end of period	$1.66	$1.99	$1.54	$1.65	$1.66	$1.79	$1.48	$1.24	$1.43	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Mid Cap Value, Class II (5/1/2007)
Accumulation unit value at beginning of period	$2.15	$1.95	$1.61	$1.66	$1.45	$1.13	$0.98	$1.01	$0.86	$0.67
Accumulation unit value at end of period	$1.84	$2.15	$1.95	$1.61	$1.66	$1.45	$1.13	$0.98	$1.01	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	3	3	9	9	9	11
American Century VP Ultra®, Class II (4/30/2004)
Accumulation unit value at beginning of period	$2.44	$1.87	$1.82	$1.74	$1.60	$1.19	$1.06	$1.06	$0.93	$0.70
Accumulation unit value at end of period	$2.42	$2.44	$1.87	$1.82	$1.74	$1.60	$1.19	$1.06	$1.06	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	242	320	409	492	635	897	1,399	1,827	2,322	2,605
American Century VP Value, Class II (4/30/2004)
Accumulation unit value at beginning of period	$2.30	$2.14	$1.81	$1.91	$1.71	$1.32	$1.17	$1.17	$1.05	$0.89
Accumulation unit value at end of period	$2.05	$2.30	$2.14	$1.81	$1.91	$1.71	$1.32	$1.17	$1.17	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	1	2	8	11	62	80	53	62	68	74
ClearBridge Variable Small Cap Growth Portfolio – Class I (5/1/2007)
Accumulation unit value at beginning of period	$2.23	$1.82	$1.74	$1.84	$1.80	$1.24	$1.05	$1.05	$0.85	$0.60
Accumulation unit value at end of period	$2.27	$2.23	$1.82	$1.74	$1.84	$1.80	$1.24	$1.05	$1.05	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

54	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Columbia Variable Portfolio – Balanced Fund (Class 3) (5/30/2000)
Accumulation unit value at beginning of period	$1.83	$1.62	$1.55	$1.54	$1.42	$1.18	$1.05	$1.04	$0.94	$0.76
Accumulation unit value at end of period	$1.70	$1.83	$1.62	$1.55	$1.54	$1.42	$1.18	$1.05	$1.04	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	101	148	151	155	156	196	210	456	438	471
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.34	$1.91	$1.79	$1.80	$1.59	$1.20	$1.07	$1.03	$0.89	$0.73
Accumulation unit value at end of period	$2.22	$2.34	$1.91	$1.79	$1.80	$1.59	$1.20	$1.07	$1.03	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	537	635	770	963	1,261	1,828	2,609	3,688	5,033	5,682
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (5/21/2002)
Accumulation unit value at beginning of period	$2.64	$2.34	$2.09	$2.18	$2.01	$1.61	$1.43	$1.52	$1.32	$1.05
Accumulation unit value at end of period	$2.45	$2.64	$2.34	$2.09	$2.18	$2.01	$1.61	$1.43	$1.52	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	666	787	874	1,110	1,363	1,776	2,868	3,716	4,484	13,466
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$3.01	$2.08	$2.01	$2.23	$2.32	$2.39	$2.01	$2.58	$2.18	$1.27
Accumulation unit value at end of period	$2.33	$3.01	$2.08	$2.01	$2.23	$2.32	$2.39	$2.01	$2.58	$2.18
Number of accumulation units outstanding at end of period (000 omitted)	213	208	306	386	431	549	727	957	956	2,446
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (5/30/2000)
Accumulation unit value at beginning of period	$1.00	$1.01	$1.03	$1.04	$1.05	$1.07	$1.08	$1.10	$1.11	$1.13
Accumulation unit value at end of period	$1.00	$1.00	$1.01	$1.03	$1.04	$1.05	$1.07	$1.08	$1.10	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	2,462	2,957	3,321	1,208	1,416	2,203	2,655	3,142	4,962	6,194
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.22	$2.11	$1.92	$1.96	$1.92	$1.84	$1.61	$1.54	$1.37	$0.90
Accumulation unit value at end of period	$2.10	$2.22	$2.11	$1.92	$1.96	$1.92	$1.84	$1.61	$1.54	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	48	56	65	94	110	171	240	349	399	730
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (6/1/2004)
Accumulation unit value at beginning of period	$2.14	$2.04	$1.86	$1.91	$1.86	$1.80	$1.59	$1.52	$1.36	$0.97
Accumulation unit value at end of period	$2.03	$2.14	$2.04	$1.86	$1.91	$1.86	$1.80	$1.59	$1.52	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	102	128	153	47	61	81	96	137	162	6,247
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (5/21/2002)
Accumulation unit value at beginning of period	$1.55	$1.51	$1.46	$1.48	$1.43	$1.48	$1.40	$1.33	$1.24	$1.10
Accumulation unit value at end of period	$1.53	$1.55	$1.51	$1.46	$1.48	$1.43	$1.48	$1.40	$1.33	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	484	556	625	696	927	1,069	1,263	1,702	2,544	15,484
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (5/21/2002)
Accumulation unit value at beginning of period	$2.36	$1.87	$1.87	$1.74	$1.55	$1.20	$1.02	$1.06	$0.92	$0.68
Accumulation unit value at end of period	$2.23	$2.36	$1.87	$1.87	$1.74	$1.55	$1.20	$1.02	$1.06	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	5	6	14	13	16	18	42	63	82	430
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (5/30/2000)
Accumulation unit value at beginning of period	$1.93	$1.61	$1.46	$1.47	$1.32	$1.01	$0.89	$0.89	$0.78	$0.63
Accumulation unit value at end of period	$1.81	$1.93	$1.61	$1.46	$1.47	$1.32	$1.01	$0.89	$0.89	$0.78
Number of accumulation units outstanding at end of period (000 omitted)	838	1,005	1,319	1,420	1,548	1,670	1,846	2,318	3,025	3,531
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (8/30/2002)
Accumulation unit value at beginning of period	$2.78	$2.30	$2.28	$2.19	$2.07	$1.60	$1.46	$1.74	$1.40	$0.87
Accumulation unit value at end of period	$2.61	$2.78	$2.30	$2.28	$2.19	$2.07	$1.60	$1.46	$1.74	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	26	29	35	41	55	83	133	191	214	237
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.70	$1.52	$1.35	$1.44	$1.30	$0.96	$0.82	$0.91	$0.75	$0.54
Accumulation unit value at end of period	$1.45	$1.70	$1.52	$1.35	$1.44	$1.30	$0.96	$0.82	$0.91	$0.75
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	3	3	4	4	4	4
Columbia Variable Portfolio – Overseas Core Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.91	$1.52	$1.64	$1.59	$1.76	$1.46	$1.26	$1.45	$1.29	$1.03
Accumulation unit value at end of period	$1.57	$1.91	$1.52	$1.64	$1.59	$1.76	$1.46	$1.26	$1.45	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	4	4	3	3	3	3	3
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.59	$2.17	$1.84	$1.96	$1.79	$1.31	$1.12	$1.16	$0.97	$0.78
Accumulation unit value at end of period	$2.24	$2.59	$2.17	$1.84	$1.96	$1.79	$1.31	$1.12	$1.16	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	5	5	5	8	9	13	14
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (5/30/2000)
Accumulation unit value at beginning of period	$2.87	$2.59	$2.30	$2.41	$2.31	$1.58	$1.36	$1.50	$1.20	$0.87
Accumulation unit value at end of period	$2.47	$2.87	$2.59	$2.30	$2.41	$2.31	$1.58	$1.36	$1.50	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	76	78	87	71	71	79	80	92	88	118
Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (4/30/2004)
Accumulation unit value at beginning of period	$2.79	$2.49	$1.90	$2.05	$2.02	$1.53	$1.39	$1.50	$1.20	$0.98
Accumulation unit value at end of period	$2.26	$2.79	$2.49	$1.90	$2.05	$2.02	$1.53	$1.39	$1.50	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	7	9	25	38	58	114	107	127	131	5,780

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	55

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (5/30/2000)
Accumulation unit value at beginning of period	$1.31	$1.28	$1.27	$1.27	$1.22	$1.26	$1.26	$1.26	$1.24	$1.19
Accumulation unit value at end of period	$1.31	$1.31	$1.28	$1.27	$1.27	$1.22	$1.26	$1.26	$1.26	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	645	799	961	1,031	1,311	1,385	1,528	2,031	2,386	4,529
Credit Suisse Trust – Commodity Return Strategy Portfolio (5/1/2007)
Accumulation unit value at beginning of period	$0.48	$0.48	$0.44	$0.59	$0.72	$0.81	$0.84	$0.98	$0.85	$0.72
Accumulation unit value at end of period	$0.42	$0.48	$0.48	$0.44	$0.59	$0.72	$0.81	$0.84	$0.98	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	6	6	6
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.39	$1.38	$1.29	$1.32	$1.23	$1.32	$1.27	$1.17	$1.14	$1.08
Accumulation unit value at end of period	$1.37	$1.39	$1.38	$1.29	$1.32	$1.23	$1.32	$1.27	$1.17	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	49	69	101	143	174	274	328	423	508	10,704
CTIVP® – Loomis Sayles Growth Fund (Class 1) (4/29/2016)
Accumulation unit value at beginning of period	$1.38	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.38	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17	26	48	—	—	—	—	—	—	—
CTIVP® – MFS® Blended Research® Core Equity Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.58	$1.33	$1.23	$1.24	$1.13	$0.89	$0.81	$0.86	$0.78	$0.60
Accumulation unit value at end of period	$1.43	$1.58	$1.33	$1.23	$1.24	$1.13	$0.89	$0.81	$0.86	$0.78
Number of accumulation units outstanding at end of period (000 omitted)	14	21	25	45	58	87	116	150	158	11,693
CTIVP® – Victory Sycamore Established Value Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.80	$2.45	$2.06	$2.08	$1.89	$1.41	$1.22	$1.32	$1.10	$0.81
Accumulation unit value at end of period	$2.48	$2.80	$2.45	$2.06	$2.08	$1.89	$1.41	$1.22	$1.32	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.69	$2.37	$2.08	$2.17	$1.97	$1.48	$1.26	$1.27	$1.01	$0.76
Accumulation unit value at end of period	$2.24	$2.69	$2.37	$2.08	$2.17	$1.97	$1.48	$1.26	$1.27	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	11	11	11	11	12	14	15	16
Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$3.01	$2.14	$2.08	$1.99	$1.89	$1.45	$1.27	$1.40	$1.10	$0.71
Accumulation unit value at end of period	$2.93	$3.01	$2.14	$2.08	$1.99	$1.89	$1.45	$1.27	$1.40	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	66	82	116	145	192	263	426	554	673	865
Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.29	$1.83	$1.72	$1.79	$1.68	$1.41	$1.30	$1.21	$1.07	$0.89
Accumulation unit value at end of period	$2.10	$2.29	$1.83	$1.72	$1.79	$1.68	$1.41	$1.30	$1.21	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	14	14	14	14	14	14	14	14	14	14
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.09	$0.87	$0.93	$0.94	$0.98	$0.84	$0.70	$0.83	$0.77	$0.62
Accumulation unit value at end of period	$0.90	$1.09	$0.87	$0.93	$0.94	$0.98	$0.84	$0.70	$0.83	$0.77
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.44	$1.14	$1.17	$1.22	$1.37	$1.13	$1.02	$1.27	$1.24	$0.96
Accumulation unit value at end of period	$1.18	$1.44	$1.14	$1.17	$1.22	$1.37	$1.13	$1.02	$1.27	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	14	15	16
Eaton Vance VT Floating-Rate Income Fund – Initial Class (5/1/2007)
Accumulation unit value at beginning of period	$1.27	$1.24	$1.15	$1.18	$1.19	$1.16	$1.10	$1.08	$1.01	$0.71
Accumulation unit value at end of period	$1.25	$1.27	$1.24	$1.15	$1.18	$1.19	$1.16	$1.10	$1.08	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	15	22	35	45	61	78	104	120	136	4,725
Fidelity® VIP Contrafund® Portfolio Service Class (5/30/2000)
Accumulation unit value at beginning of period	$2.78	$2.32	$2.18	$2.19	$1.99	$1.54	$1.34	$1.39	$1.21	$0.90
Accumulation unit value at end of period	$2.57	$2.78	$2.32	$2.18	$2.19	$1.99	$1.54	$1.34	$1.39	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	639	674	732	817	907	1,063	1,242	1,674	2,523	3,266
Fidelity® VIP Contrafund® Portfolio Service Class 2 (5/21/2002)
Accumulation unit value at beginning of period	$3.12	$2.60	$2.45	$2.47	$2.25	$1.74	$1.52	$1.58	$1.37	$1.03
Accumulation unit value at end of period	$2.88	$3.12	$2.60	$2.45	$2.47	$2.25	$1.74	$1.52	$1.58	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	1,796	2,131	2,410	2,799	3,310	4,276	5,966	7,993	10,349	13,579
Fidelity® VIP Growth Portfolio Service Class 2 (5/21/2002)
Accumulation unit value at beginning of period	$2.48	$1.86	$1.88	$1.78	$1.63	$1.21	$1.07	$1.09	$0.89	$0.71
Accumulation unit value at end of period	$2.43	$2.48	$1.86	$1.88	$1.78	$1.63	$1.21	$1.07	$1.09	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	122	117	122	147	135	209	280	378	469	537
Fidelity® VIP High Income Portfolio Service Class (5/30/2000)
Accumulation unit value at beginning of period	$1.78	$1.69	$1.50	$1.58	$1.58	$1.51	$1.34	$1.31	$1.17	$0.82
Accumulation unit value at end of period	$1.70	$1.78	$1.69	$1.50	$1.58	$1.58	$1.51	$1.34	$1.31	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	272	391	465	473	477	506	543	679	1,283	1,180

56	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.45	$1.41	$1.37	$1.40	$1.34	$1.39	$1.33	$1.26	$1.19	$1.04
Accumulation unit value at end of period	$1.42	$1.45	$1.41	$1.37	$1.40	$1.34	$1.39	$1.33	$1.26	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	392	478	566	736	887	1,434	1,589	1,934	2,455	8,744
Fidelity® VIP Mid Cap Portfolio Service Class (5/30/2000)
Accumulation unit value at beginning of period	$4.77	$4.00	$3.62	$3.72	$3.55	$2.65	$2.34	$2.66	$2.09	$1.51
Accumulation unit value at end of period	$4.01	$4.77	$4.00	$3.62	$3.72	$3.55	$2.65	$2.34	$2.66	$2.09
Number of accumulation units outstanding at end of period (000 omitted)	380	474	533	595	615	711	865	1,057	1,554	1,987
Fidelity® VIP Mid Cap Portfolio Service Class 2 (5/21/2002)
Accumulation unit value at beginning of period	$3.87	$3.25	$2.94	$3.03	$2.90	$2.16	$1.91	$2.18	$1.72	$1.24
Accumulation unit value at end of period	$3.25	$3.87	$3.25	$2.94	$3.03	$2.90	$2.16	$1.91	$2.18	$1.72
Number of accumulation units outstanding at end of period (000 omitted)	512	570	618	727	952	1,130	1,561	2,011	2,410	4,940
Fidelity® VIP Overseas Portfolio Service Class 2 (5/21/2002)
Accumulation unit value at beginning of period	$1.96	$1.53	$1.64	$1.61	$1.78	$1.38	$1.17	$1.43	$1.28	$1.03
Accumulation unit value at end of period	$1.65	$1.96	$1.53	$1.64	$1.61	$1.78	$1.38	$1.17	$1.43	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	204	209	285	319	395	550	799	1,126	1,238	1,682
Franklin Global Real Estate VIP Fund – Class 2 (5/21/2002)
Accumulation unit value at beginning of period	$1.93	$1.78	$1.79	$1.80	$1.59	$1.57	$1.25	$1.35	$1.13	$0.96
Accumulation unit value at end of period	$1.78	$1.93	$1.78	$1.79	$1.80	$1.59	$1.57	$1.25	$1.35	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	31	31	34	40	43	68	97	116	157	308
Franklin Income VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.02	$1.87	$1.66	$1.81	$1.75	$1.56	$1.40	$1.39	$1.25	$0.93
Accumulation unit value at end of period	$1.91	$2.02	$1.87	$1.66	$1.81	$1.75	$1.56	$1.40	$1.39	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	24	32	45	110	158	179	214	318	386	395
Franklin Mutual Shares VIP Fund – Class 2 (5/30/2000)
Accumulation unit value at beginning of period	$2.56	$2.39	$2.09	$2.23	$2.11	$1.67	$1.48	$1.52	$1.38	$1.11
Accumulation unit value at end of period	$2.30	$2.56	$2.39	$2.09	$2.23	$2.11	$1.67	$1.48	$1.52	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	1,910	2,241	2,440	2,744	3,052	3,788	4,563	6,038	8,194	10,167
Franklin Rising Dividends VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.52	$2.12	$1.85	$1.95	$1.81	$1.42	$1.28	$1.23	$1.03	$0.89
Accumulation unit value at end of period	$2.36	$2.52	$2.12	$1.85	$1.95	$1.81	$1.42	$1.28	$1.23	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	16	18	19	19	20	27	28	28
Franklin Small Cap Value VIP Fund – Class 2 (5/21/2002)
Accumulation unit value at beginning of period	$3.06	$2.80	$2.18	$2.39	$2.41	$1.79	$1.53	$1.61	$1.28	$1.00
Accumulation unit value at end of period	$2.63	$3.06	$2.80	$2.18	$2.39	$2.41	$1.79	$1.53	$1.61	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	220	236	239	220	219	274	376	425	607	726
Franklin Small-Mid Cap Growth VIP Fund – Class 2 (5/30/2000)
Accumulation unit value at beginning of period	$1.70	$1.42	$1.38	$1.44	$1.35	$0.99	$0.91	$0.97	$0.77	$0.54
Accumulation unit value at end of period	$1.59	$1.70	$1.42	$1.38	$1.44	$1.35	$0.99	$0.91	$0.97	$0.77
Number of accumulation units outstanding at end of period (000 omitted)	834	847	900	1,049	1,216	1,475	1,843	2,222	3,025	3,547
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.73	$2.50	$2.23	$2.48	$2.22	$1.69	$1.45	$1.57	$1.27	$0.97
Accumulation unit value at end of period	$2.42	$2.73	$2.50	$2.23	$2.48	$2.22	$1.69	$1.45	$1.57	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	234	277	312	438	516	733	1,186	1,726	2,031	4,245
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.85	$1.51	$1.38	$1.40	$1.22	$0.90	$0.80	$0.78	$0.70	$0.58
Accumulation unit value at end of period	$1.71	$1.85	$1.51	$1.38	$1.40	$1.22	$0.90	$0.80	$0.78	$0.70
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	1	1	2
Invesco V.I. American Franchise Fund, Series I Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.88	$1.49	$1.48	$1.43	$1.34	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$1.78	$1.88	$1.49	$1.48	$1.43	$1.34	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	189	348	373	412	426	512	607	—	—	—
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.85	$1.48	$1.47	$1.42	$1.33	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$1.75	$1.85	$1.48	$1.47	$1.42	$1.33	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14	14	23	47	47	29	62	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (8/30/2002)
Accumulation unit value at beginning of period	$3.08	$2.65	$2.30	$2.48	$2.31	$1.72	$1.47	$1.52	$1.33	$1.05
Accumulation unit value at end of period	$2.66	$3.08	$2.65	$2.30	$2.48	$2.31	$1.72	$1.47	$1.52	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	817	1,061	1,267	1,722	2,010	2,738	4,404	6,160	7,522	10,570
Invesco V.I. Core Equity Fund, Series I Shares (4/28/2006)
Accumulation unit value at beginning of period	$1.85	$1.66	$1.52	$1.64	$1.54	$1.21	$1.07	$1.09	$1.01	$0.80
Accumulation unit value at end of period	$1.66	$1.85	$1.66	$1.52	$1.64	$1.54	$1.21	$1.07	$1.09	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	248	411	490	531	549	586	676	894	1,168	1,525

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	57

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Invesco V.I. Core Equity Fund, Series II Shares (4/28/2006)
Accumulation unit value at beginning of period	$1.80	$1.62	$1.49	$1.60	$1.51	$1.19	$1.06	$1.08	$1.00	$0.79
Accumulation unit value at end of period	$1.60	$1.80	$1.62	$1.49	$1.60	$1.51	$1.19	$1.06	$1.08	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	4	4	32	40	36	42
Invesco V.I. Growth and Income Fund, Series II Shares (8/30/2002)
Accumulation unit value at beginning of period	$3.05	$2.71	$2.30	$2.41	$2.22	$1.69	$1.49	$1.55	$1.40	$1.14
Accumulation unit value at end of period	$2.60	$3.05	$2.71	$2.30	$2.41	$2.22	$1.69	$1.49	$1.55	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	31	36	36	46	93	119	214	223	278	372
Invesco V.I. Health Care Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.89	$1.65	$1.90	$1.87	$1.59	$1.15	$0.96	$0.94	$0.91	$0.72
Accumulation unit value at end of period	$1.87	$1.89	$1.65	$1.90	$1.87	$1.59	$1.15	$0.96	$0.94	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	107	72	—	—	—	—
Invesco V.I. International Growth Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.24	$1.03	$1.05	$1.09	$1.11	$0.94	$0.83	$0.90	$0.81	$0.61
Accumulation unit value at end of period	$1.04	$1.24	$1.03	$1.05	$1.09	$1.11	$0.94	$0.83	$0.90	$0.81
Number of accumulation units outstanding at end of period (000 omitted)	16	22	26	41	53	64	86	107	110	8,938
Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.13	$1.89	$1.69	$1.79	$1.74	$1.37	$1.26	$1.36	$1.21	$0.95
Accumulation unit value at end of period	$1.86	$2.13	$1.89	$1.69	$1.79	$1.74	$1.37	$1.26	$1.36	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	44	48	55	73	86	122	167	222	283	308
Invesco V.I. Mid Cap Growth Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.66	$1.38	$1.39	$1.39	$1.31	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$1.54	$1.66	$1.38	$1.39	$1.39	$1.31	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	21	30	32	37	47	54	138	—	—	—
Invesco V.I. Value Opportunities Fund, Series II Shares (5/21/2002)
Accumulation unit value at beginning of period	$1.67	$1.44	$1.24	$1.41	$1.34	$1.02	$0.88	$0.92	$0.87	$0.60
Accumulation unit value at end of period	$1.33	$1.67	$1.44	$1.24	$1.41	$1.34	$1.02	$0.88	$0.92	$0.87
Number of accumulation units outstanding at end of period (000 omitted)	1,040	1,084	1,157	1,296	1,516	1,886	2,457	3,097	3,899	4,466
Janus Henderson VIT Research Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.90	$1.51	$1.52	$1.47	$1.32	$1.03	$0.88	$0.95	$0.84	$0.63
Accumulation unit value at end of period	$1.82	$1.90	$1.51	$1.52	$1.47	$1.32	$1.03	$0.88	$0.95	$0.84
Number of accumulation units outstanding at end of period (000 omitted)	10	16	32	51	87	142	183	242	250	9,539
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (3/27/2015)
Accumulation unit value at beginning of period	$1.28	$1.02	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.28	$1.02	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	479	534	605	622	—	—	—	—	—	—
MFS® New Discovery Series – Service Class (5/30/2000)
Accumulation unit value at beginning of period	$2.26	$1.82	$1.69	$1.75	$1.92	$1.38	$1.16	$1.31	$0.98	$0.61
Accumulation unit value at end of period	$2.20	$2.26	$1.82	$1.69	$1.75	$1.92	$1.38	$1.16	$1.31	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	92	229	248	255	281	298	351	439	719	871
MFS® Total Return Series – Service Class (5/30/2000)
Accumulation unit value at beginning of period	$2.26	$2.05	$1.91	$1.94	$1.82	$1.55	$1.42	$1.42	$1.31	$1.13
Accumulation unit value at end of period	$2.10	$2.26	$2.05	$1.91	$1.94	$1.82	$1.55	$1.42	$1.42	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	2,211	2,485	2,812	3,107	3,456	4,108	4,720	6,866	8,367	11,064
MFS® Utilities Series – Service Class (5/21/2002)
Accumulation unit value at beginning of period	$4.06	$3.59	$3.27	$3.89	$3.51	$2.96	$2.65	$2.52	$2.25	$1.72
Accumulation unit value at end of period	$4.03	$4.06	$3.59	$3.27	$3.89	$3.51	$2.96	$2.65	$2.52	$2.25
Number of accumulation units outstanding at end of period (000 omitted)	31	32	33	33	51	53	66	91	127	165
Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.09	$1.00	$0.99	$1.01	$0.90	$0.89	$0.70	$0.78	$0.65	$0.47
Accumulation unit value at end of period	$0.98	$1.09	$1.00	$0.99	$1.01	$0.90	$0.89	$0.70	$0.78	$0.65
Number of accumulation units outstanding at end of period (000 omitted)	3	3	7	11	22	42	44	54	53	2,024
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.82	$1.33	$1.48	$1.60	$1.59	$1.17	$1.09	$1.20	$0.92	$0.59
Accumulation unit value at end of period	$1.99	$1.82	$1.33	$1.48	$1.60	$1.59	$1.17	$1.09	$1.20	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	30	30	30
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I Shares (8/30/2002)
Accumulation unit value at beginning of period	$3.73	$3.67	$3.48	$3.45	$2.70	$2.68	$2.35	$2.24	$1.75	$1.38
Accumulation unit value at end of period	$3.40	$3.73	$3.67	$3.48	$3.45	$2.70	$2.68	$2.35	$2.24	$1.75
Number of accumulation units outstanding at end of period (000 omitted)	49	54	58	62	62	62	73	36	77	96
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.85	$2.81	$2.67	$2.66	$2.08	$2.07	$1.82	$1.74	$1.36	$1.08
Accumulation unit value at end of period	$2.59	$2.85	$2.81	$2.67	$2.66	$2.08	$2.07	$1.82	$1.74	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	17	21	22	32	38	79	91	121	156	262

58	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Oppenheimer Capital Appreciation Fund/VA, Service Shares* (5/21/2002)
Accumulation unit value at beginning of period	$2.09	$1.67	$1.74	$1.70	$1.50	$1.18	$1.05	$1.08	$1.00	$0.70
Accumulation unit value at end of period	$1.94	$2.09	$1.67	$1.74	$1.70	$1.50	$1.18	$1.05	$1.08	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	818	891	998	1,109	1,375	1,793	2,527	3,179	3,861	4,059
*Oppenheimer Capital Appreciation Fund/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Capital Appreciation Fund, Series II Shares on or about May 24, 2019.
Oppenheimer Global Fund/VA, Service Shares* (5/21/2002)
Accumulation unit value at beginning of period	$2.94	$2.18	$2.22	$2.17	$2.15	$1.72	$1.44	$1.60	$1.40	$1.02
Accumulation unit value at end of period	$2.51	$2.94	$2.18	$2.22	$2.17	$2.15	$1.72	$1.44	$1.60	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	120	159	167	193	228	247	402	544	639	892
*Oppenheimer Global Fund/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Global Fund, Series II Shares on or about May 24, 2019.
Oppenheimer Global Strategic Income Fund/VA, Service Shares* (5/21/2002)
Accumulation unit value at beginning of period	$1.92	$1.83	$1.75	$1.82	$1.80	$1.83	$1.64	$1.65	$1.46	$1.25
Accumulation unit value at end of period	$1.81	$1.92	$1.83	$1.75	$1.82	$1.80	$1.83	$1.64	$1.65	$1.46
Number of accumulation units outstanding at end of period (000 omitted)	1,073	1,193	1,224	1,491	1,754	2,307	2,630	3,290	4,350	12,135
*Oppenheimer Global Strategic Income Fund/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares on or about May 24, 2019.
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares* (5/21/2002)
Accumulation unit value at beginning of period	$3.27	$2.91	$2.51	$2.71	$2.46	$1.77	$1.53	$1.58	$1.31	$0.97
Accumulation unit value at end of period	$2.89	$3.27	$2.91	$2.51	$2.71	$2.46	$1.77	$1.53	$1.58	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	102	103	101	132	156	164	265	411	570	862
*Oppenheimer Main Street Small Cap Fund®/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares on or about May 24, 2019.
PIMCO VIT All Asset Portfolio, Advisor Class (5/1/2007)
Accumulation unit value at beginning of period	$1.43	$1.28	$1.15	$1.28	$1.29	$1.31	$1.15	$1.15	$1.03	$0.86
Accumulation unit value at end of period	$1.33	$1.43	$1.28	$1.15	$1.28	$1.29	$1.31	$1.15	$1.15	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	15	21	39	60	88	136	172	183	203	5,029
Putnam VT Equity Income Fund – Class IB Shares (5/12/2017)
Accumulation unit value at beginning of period	$1.12	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.12	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	467	456	—	—	—	—	—	—	—	—
Putnam VT Global Health Care Fund – Class IB Shares (8/30/2002)
Accumulation unit value at beginning of period	$3.01	$2.64	$3.02	$2.84	$2.26	$1.62	$1.34	$1.37	$1.36	$1.09
Accumulation unit value at end of period	$2.95	$3.01	$2.64	$3.02	$2.84	$2.26	$1.62	$1.34	$1.37	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	4	11	11	11	14	14	19	21	30	48
Putnam VT International Equity Fund – Class IB Shares (5/21/2002)
Accumulation unit value at beginning of period	$1.73	$1.38	$1.44	$1.46	$1.58	$1.25	$1.04	$1.27	$1.17	$0.95
Accumulation unit value at end of period	$1.38	$1.73	$1.38	$1.44	$1.46	$1.58	$1.25	$1.04	$1.27	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	266	291	320	328	390	470	704	893	1,168	1,638
Putnam VT International Growth Fund – Class IB Shares (5/30/2000)
Accumulation unit value at beginning of period	$1.23	$0.92	$1.00	$1.00	$1.08	$0.90	$0.75	$0.93	$0.84	$0.61
Accumulation unit value at end of period	$0.98	$1.23	$0.92	$1.00	$1.00	$1.08	$0.90	$0.75	$0.93	$0.84
Number of accumulation units outstanding at end of period (000 omitted)	146	165	207	208	195	205	212	263	449	617
Putnam VT Research Fund – Class IB Shares (5/21/2002)
Accumulation unit value at beginning of period	$2.36	$1.94	$1.78	$1.84	$1.62	$1.23	$1.06	$1.09	$0.95	$0.72
Accumulation unit value at end of period	$2.22	$2.36	$1.94	$1.78	$1.84	$1.62	$1.23	$1.06	$1.09	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	7	8	9	9	10	11	12	19	25	40
Putnam VT Small Cap Value Fund – Class IB Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.33	$2.19	$1.74	$1.84	$1.81	$1.31	$1.13	$1.20	$0.97	$0.75
Accumulation unit value at end of period	$1.84	$2.33	$2.19	$1.74	$1.84	$1.81	$1.31	$1.13	$1.20	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	11	11	11	12	13	19	24	37	38	42
Putnam VT Sustainable Leaders Fund – Class IB Shares (9/24/2010)
Accumulation unit value at beginning of period	$2.45	$1.92	$1.81	$1.84	$1.64	$1.22	$1.06	$1.13	$1.00	—
Accumulation unit value at end of period	$2.38	$2.45	$1.92	$1.81	$1.84	$1.64	$1.22	$1.06	$1.13	—
Number of accumulation units outstanding at end of period (000 omitted)	66	80	99	112	114	175	206	299	409	—
Templeton Developing Markets VIP Fund – Class 2 (5/30/2000)
Accumulation unit value at beginning of period	$2.81	$2.03	$1.75	$2.20	$2.44	$2.49	$2.23	$2.69	$2.32	$1.36
Accumulation unit value at end of period	$2.33	$2.81	$2.03	$1.75	$2.20	$2.44	$2.49	$2.23	$2.69	$2.32
Number of accumulation units outstanding at end of period (000 omitted)	74	74	92	93	95	96	101	109	209	210
Templeton Foreign VIP Fund – Class 2 (5/30/2000)
Accumulation unit value at beginning of period	$1.60	$1.39	$1.31	$1.42	$1.62	$1.34	$1.15	$1.30	$1.22	$0.90
Accumulation unit value at end of period	$1.33	$1.60	$1.39	$1.31	$1.42	$1.62	$1.34	$1.15	$1.30	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	761	892	973	1,021	1,195	1,360	1,548	2,233	3,134	3,622

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	59

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Templeton Global Bond VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.02	$2.01	$1.98	$2.10	$2.09	$2.08	$1.84	$1.88	$1.66	$1.42
Accumulation unit value at end of period	$2.04	$2.02	$2.01	$1.98	$2.10	$2.09	$2.08	$1.84	$1.88	$1.66
Number of accumulation units outstanding at end of period (000 omitted)	278	335	375	476	564	805	1,093	1,422	1,764	6,366
Templeton Growth VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.81	$1.55	$1.43	$1.55	$1.62	$1.25	$1.05	$1.14	$1.08	$0.83
Accumulation unit value at end of period	$1.52	$1.81	$1.55	$1.43	$1.55	$1.62	$1.25	$1.05	$1.14	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	14	15	15	21	22	22	62	68	66	71
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.79	$1.52	$1.46	$1.49	$1.43	$1.20	$1.07	$1.12	$1.00	—
Accumulation unit value at end of period	$1.61	$1.79	$1.52	$1.46	$1.49	$1.43	$1.20	$1.07	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	19	19	20	21	21	22	—
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.79	$1.52	$1.46	$1.49	$1.43	$1.20	$1.07	$1.12	$1.00	—
Accumulation unit value at end of period	$1.61	$1.79	$1.52	$1.46	$1.49	$1.43	$1.20	$1.07	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	1,116	1,398	1,384	1,651	2,187	4,076	7,566	9,801	10,791	—
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.25	$1.18	$1.16	$1.18	$1.14	$1.12	$1.06	$1.04	$1.00	—
Accumulation unit value at end of period	$1.20	$1.25	$1.18	$1.16	$1.18	$1.14	$1.12	$1.06	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	88	120	212	229	262	969	1,815	1,082	659	—
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.25	$1.18	$1.16	$1.18	$1.14	$1.12	$1.06	$1.04	$1.00	—
Accumulation unit value at end of period	$1.20	$1.25	$1.18	$1.16	$1.18	$1.14	$1.12	$1.06	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	2,315	2,380	2,884	3,310	4,676	9,152	10,794	11,723	11,346	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.09	$1.02	$1.00	$1.03	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.09	$1.02	$1.00	$1.03	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,017	381	1,336	955	951	37	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.13	$1.03	$1.01	$1.04	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.13	$1.03	$1.01	$1.04	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,404	1,703	1,789	1,922	2,037	179	—	—	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.20	$1.04	$1.02	$1.06	$1.03	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.09	$1.20	$1.04	$1.02	$1.06	$1.03	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,992	2,107	2,520	2,970	2,205	585	—	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.17	$1.04	$1.01	$1.05	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.08	$1.17	$1.04	$1.01	$1.05	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,399	7,513	8,248	9,558	10,637	2,661	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.52	$1.36	$1.32	$1.34	$1.30	$1.18	$1.08	$1.09	$1.00	—
Accumulation unit value at end of period	$1.42	$1.52	$1.36	$1.32	$1.34	$1.30	$1.18	$1.08	$1.09	—
Number of accumulation units outstanding at end of period (000 omitted)	833	975	1,124	1,228	1,914	1,909	2,115	2,302	1,905	—
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.52	$1.36	$1.32	$1.35	$1.30	$1.18	$1.08	$1.09	$1.00	—
Accumulation unit value at end of period	$1.42	$1.52	$1.36	$1.32	$1.35	$1.30	$1.18	$1.08	$1.09	—
Number of accumulation units outstanding at end of period (000 omitted)	20,188	23,585	26,991	31,745	41,255	59,658	71,660	81,758	90,364	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.65	$1.44	$1.39	$1.42	$1.37	$1.19	$1.08	$1.11	$1.00	—
Accumulation unit value at end of period	$1.52	$1.65	$1.44	$1.39	$1.42	$1.37	$1.19	$1.08	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	80	199	257	239	413	504	696	654	846	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.66	$1.44	$1.39	$1.42	$1.37	$1.20	$1.08	$1.11	$1.00	—
Accumulation unit value at end of period	$1.52	$1.66	$1.44	$1.39	$1.42	$1.37	$1.20	$1.08	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	3,258	4,105	5,073	6,640	10,061	17,245	25,627	32,665	38,639	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.38	$1.27	$1.24	$1.26	$1.22	$1.15	$1.07	$1.07	$1.00	—
Accumulation unit value at end of period	$1.30	$1.38	$1.27	$1.24	$1.26	$1.22	$1.15	$1.07	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	1,053	1,131	982	1,062	1,107	1,643	1,410	1,072	991	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.38	$1.27	$1.24	$1.26	$1.22	$1.15	$1.07	$1.07	$1.00	—
Accumulation unit value at end of period	$1.31	$1.38	$1.27	$1.24	$1.26	$1.22	$1.15	$1.07	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	2,908	3,758	4,296	5,542	6,875	10,643	14,966	17,907	18,179	—

60	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (5/21/2002)
Accumulation unit value at beginning of period	$2.72	$2.57	$2.08	$2.32	$2.31	$1.74	$1.55	$1.64	$1.34	$0.99
Accumulation unit value at end of period	$2.32	$2.72	$2.57	$2.08	$2.32	$2.31	$1.74	$1.55	$1.64	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	353	396	438	598	712	889	1,484	1,967	2,371	3,369
Wanger International (4/30/2004)
Accumulation unit value at beginning of period	$3.18	$2.42	$2.49	$2.52	$2.67	$2.22	$1.85	$2.19	$1.78	$1.20
Accumulation unit value at end of period	$2.58	$3.18	$2.42	$2.49	$2.52	$2.67	$2.22	$1.85	$2.19	$1.78
Number of accumulation units outstanding at end of period (000 omitted)	171	188	238	288	344	446	638	861	944	2,694
Wanger USA (4/30/2004)
Accumulation unit value at beginning of period	$2.85	$2.41	$2.15	$2.20	$2.12	$1.61	$1.36	$1.43	$1.17	$0.84
Accumulation unit value at end of period	$2.77	$2.85	$2.41	$2.15	$2.20	$2.12	$1.61	$1.36	$1.43	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	141	183	229	302	383	514	853	1,181	1,472	3,565
Wells Fargo VT Index Asset Allocation Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.22	$2.00	$1.89	$1.89	$1.62	$1.37	$1.23	$1.17	$1.05	$0.92
Accumulation unit value at end of period	$2.13	$2.22	$2.00	$1.89	$1.89	$1.62	$1.37	$1.23	$1.17	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	1	1	1	1	1
Wells Fargo VT International Equity Fund – Class 1 (12/8/2003)
Accumulation unit value at beginning of period	$1.99	$1.62	$1.59	$1.57	$1.69	$1.42	$1.27	$1.48	$1.28	$1.12
Accumulation unit value at end of period	$1.64	$1.99	$1.62	$1.59	$1.57	$1.69	$1.42	$1.27	$1.48	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	35	39	51	58	67	101	128	179	344	488
Wells Fargo VT International Equity Fund – Class 2 (7/31/2002)
Accumulation unit value at beginning of period	$2.22	$1.81	$1.77	$1.77	$1.89	$1.60	$1.43	$1.67	$1.45	$1.27
Accumulation unit value at end of period	$1.81	$2.22	$1.81	$1.77	$1.77	$1.89	$1.60	$1.43	$1.67	$1.45
Number of accumulation units outstanding at end of period (000 omitted)	361	374	446	589	773	836	1,149	1,440	1,961	2,664
Wells Fargo VT Omega Growth Fund – Class 1 (5/30/2000)
Accumulation unit value at beginning of period	$2.21	$1.66	$1.67	$1.66	$1.62	$1.17	$0.98	$1.05	$0.89	$0.63
Accumulation unit value at end of period	$2.19	$2.21	$1.66	$1.67	$1.66	$1.62	$1.17	$0.98	$1.05	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	151	300	369	379	382	438	497	547	971	1,109
Wells Fargo VT Omega Growth Fund – Class 2 (7/31/2002)
Accumulation unit value at beginning of period	$4.05	$3.05	$3.08	$3.08	$3.00	$2.18	$1.83	$1.97	$1.67	$1.18
Accumulation unit value at end of period	$4.01	$4.05	$3.05	$3.08	$3.08	$3.00	$2.18	$1.83	$1.97	$1.67
Number of accumulation units outstanding at end of period (000 omitted)	272	327	401	456	583	701	1,116	1,542	2,033	2,413
Wells Fargo VT Opportunity Fund – Class 1 (8/26/2011)
Accumulation unit value at beginning of period	$2.14	$1.80	$1.62	$1.69	$1.55	$1.20	$1.05	$1.00	—	—
Accumulation unit value at end of period	$1.97	$2.14	$1.80	$1.62	$1.69	$1.55	$1.20	$1.05	—	—
Number of accumulation units outstanding at end of period (000 omitted)	165	206	213	215	225	240	319	345	—	—
Wells Fargo VT Opportunity Fund – Class 2 (8/26/2011)
Accumulation unit value at beginning of period	$2.11	$1.77	$1.60	$1.68	$1.54	$1.19	$1.05	$1.00	—	—
Accumulation unit value at end of period	$1.93	$2.11	$1.77	$1.60	$1.68	$1.54	$1.19	$1.05	—	—
Number of accumulation units outstanding at end of period (000 omitted)	416	451	523	574	756	891	1,194	1,582	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$3.00	$2.41	$2.27	$2.37	$2.45	$1.65	$1.55	$1.65	$1.32	$0.88
Accumulation unit value at end of period	$3.00	$3.00	$2.41	$2.27	$2.37	$2.45	$1.65	$1.55	$1.65	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	105	118	138	175	218	266	416	584	789	—

Variable account charges of 1.40% of the daily net assets of the variable account.

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AB VPS Balanced Wealth Strategy Portfolio (Class B) (9/26/2008)
Accumulation unit value at beginning of period	$1.67	$1.46	$1.42	$1.42	$1.34	$1.17	$1.05	$1.10	$1.01	$0.82
Accumulation unit value at end of period	$1.54	$1.67	$1.46	$1.42	$1.42	$1.34	$1.17	$1.05	$1.10	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	4	4	6	6	7	15	16	17	18	13
AB VPS Global Thematic Growth Portfolio (Class B) (9/22/1999)
Accumulation unit value at beginning of period	$1.11	$0.83	$0.85	$0.84	$0.81	$0.67	$0.60	$0.79	$0.68	$0.45
Accumulation unit value at end of period	$0.99	$1.11	$0.83	$0.85	$0.84	$0.81	$0.67	$0.60	$0.79	$0.68
Number of accumulation units outstanding at end of period (000 omitted)	117	120	136	153	157	170	235	350	428	503
AB VPS Growth and Income Portfolio (Class B) (8/30/2002)
Accumulation unit value at beginning of period	$2.87	$2.45	$2.24	$2.24	$2.08	$1.57	$1.35	$1.29	$1.16	$0.98
Accumulation unit value at end of period	$2.66	$2.87	$2.45	$2.24	$2.24	$2.08	$1.57	$1.35	$1.29	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	34	35	38	38	40	47	85	118	138	208
AB VPS Intermediate Bond Portfolio (Class B) (9/22/1999)
Accumulation unit value at beginning of period	$1.78	$1.75	$1.70	$1.72	$1.65	$1.71	$1.64	$1.56	$1.45	$1.25
Accumulation unit value at end of period	$1.74	$1.78	$1.75	$1.70	$1.72	$1.65	$1.71	$1.64	$1.56	$1.45
Number of accumulation units outstanding at end of period (000 omitted)	104	161	399	199	255	350	395	395	473	473

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	61

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AB VPS International Value Portfolio (Class B) (4/30/2004)
Accumulation unit value at beginning of period	$1.46	$1.18	$1.21	$1.20	$1.30	$1.07	$0.95	$1.20	$1.17	$0.88
Accumulation unit value at end of period	$1.11	$1.46	$1.18	$1.21	$1.20	$1.30	$1.07	$0.95	$1.20	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	448	462	584	596	724	1,143	1,779	1,925	1,887	4,304
AB VPS Large Cap Growth Portfolio (Class B) (9/22/1999)
Accumulation unit value at beginning of period	$1.78	$1.37	$1.36	$1.25	$1.11	$0.82	$0.72	$0.75	$0.69	$0.51
Accumulation unit value at end of period	$1.80	$1.78	$1.37	$1.36	$1.25	$1.11	$0.82	$0.72	$0.75	$0.69
Number of accumulation units outstanding at end of period (000 omitted)	234	253	283	275	305	318	380	710	877	1,081
American Century VP Income & Growth, Class I (10/5/1998)
Accumulation unit value at beginning of period	$2.75	$2.31	$2.07	$2.22	$2.00	$1.50	$1.32	$1.30	$1.15	$0.99
Accumulation unit value at end of period	$2.52	$2.75	$2.31	$2.07	$2.22	$2.00	$1.50	$1.32	$1.30	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	108	112	126	167	177	218	282	328	364	424
American Century VP Inflation Protection, Class II (4/30/2004)
Accumulation unit value at beginning of period	$1.35	$1.33	$1.29	$1.34	$1.31	$1.46	$1.37	$1.25	$1.20	$1.11
Accumulation unit value at end of period	$1.30	$1.35	$1.33	$1.29	$1.34	$1.31	$1.46	$1.37	$1.25	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	466	549	665	739	868	1,361	1,547	1,741	2,182	2,188
American Century VP International, Class II (5/1/2006)
Accumulation unit value at beginning of period	$1.39	$1.07	$1.15	$1.16	$1.25	$1.04	$0.87	$1.00	$0.90	$0.68
Accumulation unit value at end of period	$1.16	$1.39	$1.07	$1.15	$1.16	$1.25	$1.04	$0.87	$1.00	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Mid Cap Value, Class II (5/1/2007)
Accumulation unit value at beginning of period	$2.13	$1.94	$1.60	$1.65	$1.44	$1.13	$0.98	$1.00	$0.86	$0.67
Accumulation unit value at end of period	$1.83	$2.13	$1.94	$1.60	$1.65	$1.44	$1.13	$0.98	$1.00	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	16	16	16	16	16	16	16	16	16	16
American Century VP Ultra®, Class II (5/1/2006)
Accumulation unit value at beginning of period	$2.29	$1.76	$1.71	$1.63	$1.51	$1.12	$1.00	$1.00	$0.88	$0.66
Accumulation unit value at end of period	$2.27	$2.29	$1.76	$1.71	$1.63	$1.51	$1.12	$1.00	$1.00	$0.88
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Value, Class I (10/5/1998)
Accumulation unit value at beginning of period	$3.75	$3.49	$2.94	$3.10	$2.78	$2.14	$1.90	$1.90	$1.70	$1.44
Accumulation unit value at end of period	$3.36	$3.75	$3.49	$2.94	$3.10	$2.78	$2.14	$1.90	$1.90	$1.70
Number of accumulation units outstanding at end of period (000 omitted)	78	85	104	156	169	193	247	283	318	373
American Century VP Value, Class II (4/30/2004)
Accumulation unit value at beginning of period	$2.28	$2.13	$1.80	$1.90	$1.70	$1.31	$1.16	$1.17	$1.05	$0.89
Accumulation unit value at end of period	$2.04	$2.28	$2.13	$1.80	$1.90	$1.70	$1.31	$1.16	$1.17	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	9	9	9	12	11	12	13	13	13	13
ClearBridge Variable Small Cap Growth Portfolio – Class I (5/1/2007)
Accumulation unit value at beginning of period	$2.21	$1.81	$1.73	$1.84	$1.79	$1.23	$1.05	$1.05	$0.85	$0.60
Accumulation unit value at end of period	$2.26	$2.21	$1.81	$1.73	$1.84	$1.79	$1.23	$1.05	$1.05	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	21	5	10	15
Columbia Variable Portfolio – Balanced Fund (Class 3) (2/21/1995)
Accumulation unit value at beginning of period	$3.71	$3.28	$3.13	$3.12	$2.87	$2.40	$2.13	$2.11	$1.90	$1.55
Accumulation unit value at end of period	$3.44	$3.71	$3.28	$3.13	$3.12	$2.87	$2.40	$2.13	$2.11	$1.90
Number of accumulation units outstanding at end of period (000 omitted)	408	436	446	496	522	600	692	777	880	1,036
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (2/21/1995)
Accumulation unit value at beginning of period	$3.45	$2.82	$2.65	$2.66	$2.34	$1.78	$1.58	$1.53	$1.32	$1.08
Accumulation unit value at end of period	$3.27	$3.45	$2.82	$2.65	$2.66	$2.34	$1.78	$1.58	$1.53	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	751	812	971	1,161	1,313	1,652	2,086	2,533	3,074	3,447
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (5/2/2000)
Accumulation unit value at beginning of period	$2.69	$2.39	$2.14	$2.23	$2.06	$1.64	$1.46	$1.56	$1.36	$1.08
Accumulation unit value at end of period	$2.50	$2.69	$2.39	$2.14	$2.23	$2.06	$1.64	$1.46	$1.56	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	69	83	80	83	81	113	153	273	295	303
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (3/3/2000)
Accumulation unit value at beginning of period	$2.91	$2.58	$2.31	$2.41	$2.22	$1.78	$1.58	$1.69	$1.46	$1.16
Accumulation unit value at end of period	$2.70	$2.91	$2.58	$2.31	$2.41	$2.22	$1.78	$1.58	$1.69	$1.46
Number of accumulation units outstanding at end of period (000 omitted)	319	381	449	507	613	1,067	1,539	1,827	2,123	9,137
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.99	$2.06	$1.99	$2.22	$2.31	$2.38	$2.00	$2.57	$2.18	$1.27
Accumulation unit value at end of period	$2.32	$2.99	$2.06	$1.99	$2.22	$2.31	$2.38	$2.00	$2.57	$2.18
Number of accumulation units outstanding at end of period (000 omitted)	127	129	176	196	209	323	430	490	474	1,632
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (2/21/1995)
Accumulation unit value at beginning of period	$1.20	$1.21	$1.23	$1.24	$1.26	$1.28	$1.30	$1.31	$1.33	$1.35
Accumulation unit value at end of period	$1.20	$1.20	$1.21	$1.23	$1.24	$1.26	$1.28	$1.30	$1.31	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	2,512	3,009	3,452	2,179	2,496	2,750	2,860	3,784	4,615	4,417

62	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (8/26/1999)
Accumulation unit value at beginning of period	$2.35	$2.24	$2.03	$2.09	$2.04	$1.95	$1.71	$1.64	$1.46	$0.96
Accumulation unit value at end of period	$2.23	$2.35	$2.24	$2.03	$2.09	$2.04	$1.95	$1.71	$1.64	$1.46
Number of accumulation units outstanding at end of period (000 omitted)	271	329	407	490	560	773	971	1,146	1,400	1,627
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.87	$1.78	$1.63	$1.67	$1.63	$1.57	$1.39	$1.33	$1.19	$0.85
Accumulation unit value at end of period	$1.77	$1.87	$1.78	$1.63	$1.67	$1.63	$1.57	$1.39	$1.33	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	27	30	31	22	26	49	100	111	132	5,971
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (2/21/1995)
Accumulation unit value at beginning of period	$2.26	$2.21	$2.14	$2.17	$2.09	$2.17	$2.04	$1.94	$1.82	$1.61
Accumulation unit value at end of period	$2.23	$2.26	$2.21	$2.14	$2.17	$2.09	$2.17	$2.04	$1.94	$1.82
Number of accumulation units outstanding at end of period (000 omitted)	755	840	961	1,077	1,216	1,527	2,043	2,171	2,609	9,757
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (5/2/2000)
Accumulation unit value at beginning of period	$1.06	$0.84	$0.84	$0.78	$0.69	$0.54	$0.46	$0.48	$0.41	$0.31
Accumulation unit value at end of period	$1.00	$1.06	$0.84	$0.84	$0.78	$0.69	$0.54	$0.46	$0.48	$0.41
Number of accumulation units outstanding at end of period (000 omitted)	165	177	328	329	345	364	444	158	198	308
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (1/29/2003)
Accumulation unit value at beginning of period	$3.22	$2.69	$2.45	$2.46	$2.21	$1.70	$1.49	$1.49	$1.31	$1.06
Accumulation unit value at end of period	$3.02	$3.22	$2.69	$2.45	$2.46	$2.21	$1.70	$1.49	$1.49	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	7	7	10	8	11	37	68	94	96	106
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (8/30/2002)
Accumulation unit value at beginning of period	$2.76	$2.28	$2.26	$2.18	$2.06	$1.59	$1.45	$1.73	$1.39	$0.86
Accumulation unit value at end of period	$2.59	$2.76	$2.28	$2.26	$2.18	$2.06	$1.59	$1.45	$1.73	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	362	391	466	537	578	666	810	906	1,009	1,184
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.69	$1.51	$1.35	$1.44	$1.30	$0.96	$0.82	$0.91	$0.75	$0.54
Accumulation unit value at end of period	$1.44	$1.69	$1.51	$1.35	$1.44	$1.30	$0.96	$0.82	$0.91	$0.75
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Overseas Core Fund (Class 3) (2/21/1995)
Accumulation unit value at beginning of period	$2.13	$1.70	$1.83	$1.77	$1.96	$1.63	$1.41	$1.63	$1.45	$1.15
Accumulation unit value at end of period	$1.75	$2.13	$1.70	$1.83	$1.77	$1.96	$1.63	$1.41	$1.63	$1.45
Number of accumulation units outstanding at end of period (000 omitted)	147	155	194	228	243	279	325	467	507	570
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$2.12	$1.78	$1.51	$1.61	$1.46	$1.08	$0.92	$0.95	$0.80	$0.64
Accumulation unit value at end of period	$1.83	$2.12	$1.78	$1.51	$1.61	$1.46	$1.08	$0.92	$0.95	$0.80
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (5/2/2000)
Accumulation unit value at beginning of period	$2.70	$2.44	$2.18	$2.28	$2.18	$1.49	$1.28	$1.42	$1.14	$0.83
Accumulation unit value at end of period	$2.33	$2.70	$2.44	$2.18	$2.28	$2.18	$1.49	$1.28	$1.42	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	17	17	20	21	22	28	32	129	48	55
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (3/3/2000)
Accumulation unit value at beginning of period	$2.46	$2.22	$1.98	$2.07	$1.98	$1.36	$1.17	$1.29	$1.03	$0.75
Accumulation unit value at end of period	$2.12	$2.46	$2.22	$1.98	$2.07	$1.98	$1.36	$1.17	$1.29	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	24	26	25	38	53	57	67	75	105	168
Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (5/1/2006)
Accumulation unit value at beginning of period	$2.01	$1.78	$1.36	$1.48	$1.45	$1.10	$1.00	$1.08	$0.87	$0.70
Accumulation unit value at end of period	$1.62	$2.01	$1.78	$1.36	$1.48	$1.45	$1.10	$1.00	$1.08	$0.87
Number of accumulation units outstanding at end of period (000 omitted)	8	9	11	19	23	52	129	132	144	7,188
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (5/2/2000)
Accumulation unit value at beginning of period	$1.30	$1.28	$1.26	$1.26	$1.21	$1.25	$1.25	$1.25	$1.23	$1.18
Accumulation unit value at end of period	$1.30	$1.30	$1.28	$1.26	$1.26	$1.21	$1.25	$1.25	$1.25	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	87	88	418	121	124	152	163	168	270	386
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (3/3/2000)
Accumulation unit value at beginning of period	$1.29	$1.27	$1.26	$1.26	$1.21	$1.25	$1.25	$1.25	$1.23	$1.18
Accumulation unit value at end of period	$1.30	$1.29	$1.27	$1.26	$1.26	$1.21	$1.25	$1.25	$1.25	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	257	388	467	459	562	619	688	803	893	2,339
Credit Suisse Trust – Commodity Return Strategy Portfolio (5/1/2007)
Accumulation unit value at beginning of period	$0.48	$0.48	$0.43	$0.59	$0.72	$0.81	$0.84	$0.98	$0.85	$0.72
Accumulation unit value at end of period	$0.42	$0.48	$0.48	$0.43	$0.59	$0.72	$0.81	$0.84	$0.98	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	17	17	17	17	17	19	20	21	23	41
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.38	$1.37	$1.28	$1.32	$1.23	$1.32	$1.27	$1.17	$1.14	$1.08
Accumulation unit value at end of period	$1.36	$1.38	$1.37	$1.28	$1.32	$1.23	$1.32	$1.27	$1.17	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	34	52	50	78	87	152	222	239	288	8,475

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	63

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
CTIVP® – Loomis Sayles Growth Fund (Class 1) (4/29/2016)
Accumulation unit value at beginning of period	$1.38	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.38	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	52	58	64	—	—	—	—	—	—	—
CTIVP® – MFS® Blended Research® Core Equity Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.57	$1.33	$1.23	$1.24	$1.12	$0.89	$0.81	$0.85	$0.78	$0.60
Accumulation unit value at end of period	$1.43	$1.57	$1.33	$1.23	$1.24	$1.12	$0.89	$0.81	$0.85	$0.78
Number of accumulation units outstanding at end of period (000 omitted)	7	10	14	31	38	88	205	218	243	10,555
CTIVP® – Victory Sycamore Established Value Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.78	$2.44	$2.05	$2.07	$1.88	$1.40	$1.21	$1.32	$1.09	$0.81
Accumulation unit value at end of period	$2.46	$2.78	$2.44	$2.05	$2.07	$1.88	$1.40	$1.21	$1.32	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (5/1/2006)
Accumulation unit value at beginning of period	$2.03	$1.79	$1.57	$1.64	$1.48	$1.12	$0.95	$0.96	$0.77	$0.58
Accumulation unit value at end of period	$1.68	$2.03	$1.79	$1.57	$1.64	$1.48	$1.12	$0.95	$0.96	$0.77
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.99	$2.13	$2.07	$1.98	$1.88	$1.44	$1.27	$1.40	$1.09	$0.71
Accumulation unit value at end of period	$2.91	$2.99	$2.13	$2.07	$1.98	$1.88	$1.44	$1.27	$1.40	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	36	47	60	65	84	147	238	259	304	387
The Dreyfus Sustainable U.S. Equity Portfolio, Inc., Initial Shares (8/26/1999)
Accumulation unit value at beginning of period	$1.63	$1.43	$1.32	$1.38	$1.23	$0.93	$0.84	$0.85	$0.75	$0.57
Accumulation unit value at end of period	$1.54	$1.63	$1.43	$1.32	$1.38	$1.23	$0.93	$0.84	$0.85	$0.75
Number of accumulation units outstanding at end of period (000 omitted)	25	26	26	52	52	87	91	139	139	201
Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.27	$1.81	$1.71	$1.78	$1.68	$1.41	$1.30	$1.21	$1.06	$0.88
Accumulation unit value at end of period	$2.08	$2.27	$1.81	$1.71	$1.78	$1.68	$1.41	$1.30	$1.21	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	2	2	5	27	30	32	58
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.08	$0.86	$0.93	$0.93	$0.97	$0.84	$0.69	$0.83	$0.76	$0.62
Accumulation unit value at end of period	$0.90	$1.08	$0.86	$0.93	$0.93	$0.97	$0.84	$0.69	$0.83	$0.76
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.00	$0.79	$0.82	$0.85	$0.96	$0.79	$0.71	$0.89	$0.87	$0.67
Accumulation unit value at end of period	$0.82	$1.00	$0.79	$0.82	$0.85	$0.96	$0.79	$0.71	$0.89	$0.87
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Eaton Vance VT Floating-Rate Income Fund – Initial Class (5/1/2007)
Accumulation unit value at beginning of period	$1.26	$1.23	$1.15	$1.18	$1.19	$1.16	$1.09	$1.08	$1.01	$0.71
Accumulation unit value at end of period	$1.24	$1.26	$1.23	$1.15	$1.18	$1.19	$1.16	$1.09	$1.08	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	21	29	30	41	46	75	129	135	156	4,120
Fidelity® VIP Balanced Portfolio Service Class 2 (3/1/2002)
Accumulation unit value at beginning of period	$2.26	$1.98	$1.87	$1.89	$1.75	$1.48	$1.31	$1.38	$1.19	$0.87
Accumulation unit value at end of period	$2.13	$2.26	$1.98	$1.87	$1.89	$1.75	$1.48	$1.31	$1.38	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	26	27	27	27	27	27	26	25	24	40
Fidelity® VIP Contrafund® Portfolio Service Class 2 (8/30/2002)
Accumulation unit value at beginning of period	$3.49	$2.91	$2.74	$2.76	$2.51	$1.94	$1.70	$1.77	$1.54	$1.15
Accumulation unit value at end of period	$3.21	$3.49	$2.91	$2.74	$2.76	$2.51	$1.94	$1.70	$1.77	$1.54
Number of accumulation units outstanding at end of period (000 omitted)	581	727	823	882	1,062	1,652	2,342	2,842	3,363	5,125
Fidelity® VIP Dynamic Capital Appreciation Portfolio Service Class 2 (5/1/2001)
Accumulation unit value at beginning of period	$2.86	$2.35	$2.32	$2.33	$2.13	$1.56	$1.30	$1.35	$1.16	$0.87
Accumulation unit value at end of period	$2.67	$2.86	$2.35	$2.32	$2.33	$2.13	$1.56	$1.30	$1.35	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	8	11	24	27	75	50	73
Fidelity® VIP Growth & Income Portfolio Service Class (9/22/1999)
Accumulation unit value at beginning of period	$2.12	$1.84	$1.61	$1.67	$1.53	$1.17	$1.00	$1.00	$0.88	$0.70
Accumulation unit value at end of period	$1.90	$2.12	$1.84	$1.61	$1.67	$1.53	$1.17	$1.00	$1.00	$0.88
Number of accumulation units outstanding at end of period (000 omitted)	192	216	144	148	183	295	395	489	588	702
Fidelity® VIP Growth & Income Portfolio Service Class 2 (3/1/2002)
Accumulation unit value at beginning of period	$2.35	$2.04	$1.79	$1.86	$1.71	$1.30	$1.12	$1.12	$0.99	$0.79
Accumulation unit value at end of period	$2.11	$2.35	$2.04	$1.79	$1.86	$1.71	$1.30	$1.12	$1.12	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	9	9	9	9	9	9	9	9	46	67
Fidelity® VIP Growth Portfolio Service Class 2 (3/1/2002)
Accumulation unit value at beginning of period	$2.40	$1.80	$1.82	$1.73	$1.58	$1.18	$1.04	$1.06	$0.87	$0.69
Accumulation unit value at end of period	$2.35	$2.40	$1.80	$1.82	$1.73	$1.58	$1.18	$1.04	$1.06	$0.87
Number of accumulation units outstanding at end of period (000 omitted)	16	46	47	37	61	111	144	158	187	260

64	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Fidelity® VIP High Income Portfolio Service Class 2 (5/1/2001)
Accumulation unit value at beginning of period	$2.20	$2.08	$1.85	$1.95	$1.96	$1.88	$1.67	$1.64	$1.46	$1.03
Accumulation unit value at end of period	$2.09	$2.20	$2.08	$1.85	$1.95	$1.96	$1.88	$1.67	$1.64	$1.46
Number of accumulation units outstanding at end of period (000 omitted)	18	19	19	40	42	47	52	73	89	126
Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (5/1/2006)
Accumulation unit value at beginning of period	$1.40	$1.36	$1.32	$1.35	$1.30	$1.35	$1.29	$1.22	$1.15	$1.01
Accumulation unit value at end of period	$1.37	$1.40	$1.36	$1.32	$1.35	$1.30	$1.35	$1.29	$1.22	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	48	61	62	85	95	149	206	216	257	5,166
Fidelity® VIP Mid Cap Portfolio Service Class (9/22/1999)
Accumulation unit value at beginning of period	$6.43	$5.40	$4.88	$5.03	$4.80	$3.58	$3.16	$3.59	$2.83	$2.05
Accumulation unit value at end of period	$5.41	$6.43	$5.40	$4.88	$5.03	$4.80	$3.58	$3.16	$3.59	$2.83
Number of accumulation units outstanding at end of period (000 omitted)	178	188	181	219	239	282	331	423	509	594
Fidelity® VIP Mid Cap Portfolio Service Class 2 (5/1/2001)
Accumulation unit value at beginning of period	$4.27	$3.59	$3.26	$3.36	$3.21	$2.40	$2.12	$2.41	$1.90	$1.38
Accumulation unit value at end of period	$3.59	$4.27	$3.59	$3.26	$3.36	$3.21	$2.40	$2.12	$2.41	$1.90
Number of accumulation units outstanding at end of period (000 omitted)	157	178	202	238	292	449	629	812	1,103	2,608
Fidelity® VIP Overseas Portfolio Service Class (9/22/1999)
Accumulation unit value at beginning of period	$1.59	$1.24	$1.33	$1.30	$1.43	$1.12	$0.94	$1.15	$1.03	$0.83
Accumulation unit value at end of period	$1.33	$1.59	$1.24	$1.33	$1.30	$1.43	$1.12	$0.94	$1.15	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	26	38	41	41	48	87	136	139	162	197
Fidelity® VIP Overseas Portfolio Service Class 2 (1/29/2003)
Accumulation unit value at beginning of period	$2.69	$2.10	$2.25	$2.21	$2.44	$1.90	$1.60	$1.96	$1.77	$1.42
Accumulation unit value at end of period	$2.25	$2.69	$2.10	$2.25	$2.21	$2.44	$1.90	$1.60	$1.96	$1.77
Number of accumulation units outstanding at end of period (000 omitted)	115	128	155	154	189	288	481	600	625	855
Franklin Global Real Estate VIP Fund – Class 2 (9/22/1999)
Accumulation unit value at beginning of period	$2.77	$2.54	$2.56	$2.58	$2.28	$2.26	$1.80	$1.93	$1.62	$1.38
Accumulation unit value at end of period	$2.54	$2.77	$2.54	$2.56	$2.58	$2.28	$2.26	$1.80	$1.93	$1.62
Number of accumulation units outstanding at end of period (000 omitted)	76	79	97	123	138	187	211	253	310	433
Franklin Income VIP Fund – Class 2 (3/3/2000)
Accumulation unit value at beginning of period	$2.52	$2.33	$2.07	$2.26	$2.19	$1.95	$1.75	$1.74	$1.56	$1.17
Accumulation unit value at end of period	$2.37	$2.52	$2.33	$2.07	$2.26	$2.19	$1.95	$1.75	$1.74	$1.56
Number of accumulation units outstanding at end of period (000 omitted)	181	195	241	265	351	354	439	520	611	767
Franklin Mutual Shares VIP Fund – Class 2 (9/22/1999)
Accumulation unit value at beginning of period	$2.72	$2.54	$2.22	$2.37	$2.24	$1.77	$1.57	$1.61	$1.47	$1.18
Accumulation unit value at end of period	$2.44	$2.72	$2.54	$2.22	$2.37	$2.24	$1.77	$1.57	$1.61	$1.47
Number of accumulation units outstanding at end of period (000 omitted)	804	950	1,180	1,259	1,538	1,777	2,135	2,449	3,186	4,141
Franklin Rising Dividends VIP Fund – Class 2 (5/1/2006)
Accumulation unit value at beginning of period	$2.08	$1.75	$1.53	$1.61	$1.50	$1.17	$1.06	$1.02	$0.86	$0.74
Accumulation unit value at end of period	$1.95	$2.08	$1.75	$1.53	$1.61	$1.50	$1.17	$1.06	$1.02	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Small Cap Value VIP Fund – Class 2 (3/1/2002)
Accumulation unit value at beginning of period	$3.34	$3.06	$2.38	$2.61	$2.63	$1.96	$1.68	$1.77	$1.40	$1.10
Accumulation unit value at end of period	$2.87	$3.34	$3.06	$2.38	$2.61	$2.63	$1.96	$1.68	$1.77	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	43	51	56	58	65	90	113	131	165	253
Franklin Small-Mid Cap Growth VIP Fund – Class 2 (3/3/2000)
Accumulation unit value at beginning of period	$1.14	$0.95	$0.92	$0.96	$0.91	$0.67	$0.61	$0.65	$0.52	$0.36
Accumulation unit value at end of period	$1.06	$1.14	$0.95	$0.92	$0.96	$0.91	$0.67	$0.61	$0.65	$0.52
Number of accumulation units outstanding at end of period (000 omitted)	165	186	221	243	265	396	477	750	957	898
Goldman Sachs VIT International Equity Insights Fund – Institutional Shares (9/22/1999)
Accumulation unit value at beginning of period	$1.41	$1.13	$1.18	$1.18	$1.30	$1.06	$0.89	$1.06	$0.97	$0.77
Accumulation unit value at end of period	$1.17	$1.41	$1.13	$1.18	$1.18	$1.30	$1.06	$0.89	$1.06	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	7	7	7	7	7	8	8	8	37	40
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (10/4/1999)
Accumulation unit value at beginning of period	$4.68	$4.27	$3.82	$4.26	$3.80	$2.90	$2.48	$2.69	$2.18	$1.66
Accumulation unit value at end of period	$4.13	$4.68	$4.27	$3.82	$4.26	$3.80	$2.90	$2.48	$2.69	$2.18
Number of accumulation units outstanding at end of period (000 omitted)	166	189	205	251	271	408	579	677	832	1,840
Goldman Sachs VIT Strategic Growth Fund – Institutional Shares (9/22/1999)
Accumulation unit value at beginning of period	$2.05	$1.59	$1.58	$1.55	$1.38	$1.06	$0.90	$0.93	$0.86	$0.59
Accumulation unit value at end of period	$2.00	$2.05	$1.59	$1.58	$1.55	$1.38	$1.06	$0.90	$0.93	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	34	34	36	54	55	55	59	61	105	118
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (9/22/1999)
Accumulation unit value at beginning of period	$2.15	$1.76	$1.61	$1.64	$1.43	$1.05	$0.93	$0.91	$0.82	$0.68
Accumulation unit value at end of period	$1.99	$2.15	$1.76	$1.61	$1.64	$1.43	$1.05	$0.93	$0.91	$0.82
Number of accumulation units outstanding at end of period (000 omitted)	111	117	77	111	128	138	160	244	348	522

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	65

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Invesco V.I. American Franchise Fund, Series I Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.87	$1.49	$1.48	$1.43	$1.33	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$1.78	$1.87	$1.49	$1.48	$1.43	$1.33	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	292	318	239	309	341	415	457	—	—	—
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.85	$1.47	$1.46	$1.42	$1.33	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$1.75	$1.85	$1.47	$1.46	$1.42	$1.33	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	31	48	49	49	52	62	88	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (8/30/2002)
Accumulation unit value at beginning of period	$3.05	$2.63	$2.28	$2.47	$2.29	$1.71	$1.46	$1.51	$1.33	$1.05
Accumulation unit value at end of period	$2.64	$3.05	$2.63	$2.28	$2.47	$2.29	$1.71	$1.46	$1.51	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	334	398	473	555	641	1,078	1,794	2,208	2,626	5,001
Invesco V.I. Core Equity Fund, Series I Shares (10/30/1997)
Accumulation unit value at beginning of period	$2.46	$2.21	$2.03	$2.18	$2.05	$1.61	$1.43	$1.45	$1.34	$1.06
Accumulation unit value at end of period	$2.20	$2.46	$2.21	$2.03	$2.18	$2.05	$1.61	$1.43	$1.45	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	983	1,101	1,232	1,472	1,645	1,856	2,171	2,494	2,967	3,385
Invesco V.I. Core Equity Fund, Series II Shares (4/28/2006)
Accumulation unit value at beginning of period	$1.79	$1.61	$1.48	$1.60	$1.50	$1.18	$1.05	$1.07	$1.00	$0.79
Accumulation unit value at end of period	$1.59	$1.79	$1.61	$1.48	$1.60	$1.50	$1.18	$1.05	$1.07	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	5	5	5	5
Invesco V.I. Growth and Income Fund, Series II Shares (8/30/2002)
Accumulation unit value at beginning of period	$3.03	$2.69	$2.29	$2.40	$2.21	$1.68	$1.49	$1.54	$1.39	$1.14
Accumulation unit value at end of period	$2.58	$3.03	$2.69	$2.29	$2.40	$2.21	$1.68	$1.49	$1.54	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	21	33	34	34	38	62	74	118	154	170
Invesco V.I. Health Care Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.88	$1.65	$1.89	$1.86	$1.58	$1.14	$0.96	$0.94	$0.91	$0.72
Accumulation unit value at end of period	$1.86	$1.88	$1.65	$1.89	$1.86	$1.58	$1.14	$0.96	$0.94	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	14	—	—	—
Invesco V.I. International Growth Fund, Series I Shares (10/30/1997)
Accumulation unit value at beginning of period	$2.54	$2.10	$2.14	$2.22	$2.24	$1.91	$1.68	$1.82	$1.64	$1.23
Accumulation unit value at end of period	$2.13	$2.54	$2.10	$2.14	$2.22	$2.24	$1.91	$1.68	$1.82	$1.64
Number of accumulation units outstanding at end of period (000 omitted)	265	285	335	387	428	459	522	595	675	773
Invesco V.I. International Growth Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.24	$1.02	$1.04	$1.09	$1.10	$0.94	$0.83	$0.90	$0.81	$0.61
Accumulation unit value at end of period	$1.04	$1.24	$1.02	$1.04	$1.09	$1.10	$0.94	$0.83	$0.90	$0.81
Number of accumulation units outstanding at end of period (000 omitted)	15	17	20	34	32	58	177	186	197	8,059
Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.77	$1.56	$1.40	$1.48	$1.44	$1.14	$1.05	$1.13	$1.01	$0.79
Accumulation unit value at end of period	$1.54	$1.77	$1.56	$1.40	$1.48	$1.44	$1.14	$1.05	$1.13	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Mid Cap Growth Fund, Series I Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.68	$1.39	$1.40	$1.40	$1.32	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$1.56	$1.68	$1.39	$1.40	$1.40	$1.32	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	77	94	105	105	118	146	153	—	—	—
Invesco V.I. Mid Cap Growth Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.66	$1.38	$1.39	$1.39	$1.31	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$1.54	$1.66	$1.38	$1.39	$1.39	$1.31	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	20	21	21	22	23	58	—	—	—
Invesco V.I. Value Opportunities Fund, Series II Shares (7/31/2002)
Accumulation unit value at beginning of period	$2.08	$1.80	$1.55	$1.76	$1.67	$1.27	$1.10	$1.15	$1.09	$0.75
Accumulation unit value at end of period	$1.65	$2.08	$1.80	$1.55	$1.76	$1.67	$1.27	$1.10	$1.15	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	29	32	40	45	93	144	166	211	315	410
Janus Henderson VIT Balanced Portfolio: Institutional Shares (10/30/1997)
Accumulation unit value at beginning of period	$4.03	$3.45	$3.35	$3.38	$3.15	$2.66	$2.38	$2.37	$2.22	$1.79
Accumulation unit value at end of period	$4.01	$4.03	$3.45	$3.35	$3.38	$3.15	$2.66	$2.38	$2.37	$2.22
Number of accumulation units outstanding at end of period (000 omitted)	454	480	541	614	673	782	916	1,023	1,253	1,456
Janus Henderson VIT Enterprise Portfolio: Service Shares (5/2/2000)
Accumulation unit value at beginning of period	$1.54	$1.23	$1.11	$1.09	$0.98	$0.76	$0.66	$0.68	$0.55	$0.38
Accumulation unit value at end of period	$1.51	$1.54	$1.23	$1.11	$1.09	$0.98	$0.76	$0.66	$0.68	$0.55
Number of accumulation units outstanding at end of period (000 omitted)	150	223	231	236	231	270	318	356	418	516
Janus Henderson VIT Global Research Portfolio: Institutional Shares (10/30/1997)
Accumulation unit value at beginning of period	$2.28	$1.82	$1.81	$1.88	$1.77	$1.40	$1.18	$1.39	$1.22	$0.90
Accumulation unit value at end of period	$2.09	$2.28	$1.82	$1.81	$1.88	$1.77	$1.40	$1.18	$1.39	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	307	333	375	434	463	502	622	644	732	841

66	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Janus Henderson VIT Global Technology Portfolio: Service Shares (5/2/2000)
Accumulation unit value at beginning of period	$1.30	$0.91	$0.81	$0.79	$0.73	$0.55	$0.47	$0.52	$0.42	$0.27
Accumulation unit value at end of period	$1.30	$1.30	$0.91	$0.81	$0.79	$0.73	$0.55	$0.47	$0.52	$0.42
Number of accumulation units outstanding at end of period (000 omitted)	30	46	48	51	56	60	79	179	240	270
Janus Henderson VIT Overseas Portfolio: Service Shares (5/2/2000)
Accumulation unit value at beginning of period	$1.29	$1.00	$1.09	$1.21	$1.40	$1.24	$1.11	$1.66	$1.35	$0.76
Accumulation unit value at end of period	$1.08	$1.29	$1.00	$1.09	$1.21	$1.40	$1.24	$1.11	$1.66	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	137	146	154	161	181	209	242	283	339	397
Janus Henderson VIT Research Portfolio: Service Shares (5/2/2000)
Accumulation unit value at beginning of period	$1.33	$1.05	$1.07	$1.03	$0.93	$0.72	$0.62	$0.66	$0.59	$0.44
Accumulation unit value at end of period	$1.27	$1.33	$1.05	$1.07	$1.03	$0.93	$0.72	$0.62	$0.66	$0.59
Number of accumulation units outstanding at end of period (000 omitted)	169	227	266	316	344	478	694	869	962	12,886
JPMorgan Insurance Trust U.S. Equity Portfolio – Class 1 Shares (4/24/2009)
Accumulation unit value at beginning of period	$3.30	$2.74	$2.50	$2.51	$2.24	$1.67	$1.44	$1.48	$1.33	$1.00
Accumulation unit value at end of period	$3.05	$3.30	$2.74	$2.50	$2.51	$2.24	$1.67	$1.44	$1.48	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	47	59	60	61	71	95	114	168	188	204
Lazard Retirement International Equity Portfolio – Service Shares (9/22/1999)
Accumulation unit value at beginning of period	$1.43	$1.19	$1.26	$1.25	$1.33	$1.12	$0.93	$1.02	$0.97	$0.81
Accumulation unit value at end of period	$1.22	$1.43	$1.19	$1.26	$1.25	$1.33	$1.12	$0.93	$1.02	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	23	23	23	23	28	29	29	29	31	42
Lazard Retirement US Equity Select Portfolio – Service Shares (9/22/1999)
Accumulation unit value at beginning of period	$1.96	$1.68	$1.56	$1.67	$1.48	$1.17	$1.04	$1.04	$0.93	$0.74
Accumulation unit value at end of period	$1.87	$1.96	$1.68	$1.56	$1.67	$1.48	$1.17	$1.04	$1.04	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	8	8	8	9	9	14
LVIP Baron Growth Opportunities Fund – Service Class (9/22/1999)
Accumulation unit value at beginning of period	$4.31	$3.43	$3.30	$3.51	$3.39	$2.46	$2.11	$2.05	$1.65	$1.21
Accumulation unit value at end of period	$4.08	$4.31	$3.43	$3.30	$3.51	$3.39	$2.46	$2.11	$2.05	$1.65
Number of accumulation units outstanding at end of period (000 omitted)	20	33	34	171	179	184	178	185	196	204
MFS® Investors Trust Series – Initial Class (3/3/2000)
Accumulation unit value at beginning of period	$2.10	$1.73	$1.61	$1.63	$1.49	$1.15	$0.97	$1.01	$0.92	$0.74
Accumulation unit value at end of period	$1.96	$2.10	$1.73	$1.61	$1.63	$1.49	$1.15	$0.97	$1.01	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	44	57	77	65	67	84	94	108	173	195
MFS® Investors Trust Series – Service Class (3/1/2002)
Accumulation unit value at beginning of period	$2.45	$2.02	$1.89	$1.91	$1.75	$1.35	$1.15	$1.20	$1.10	$0.88
Accumulation unit value at end of period	$2.27	$2.45	$2.02	$1.89	$1.91	$1.75	$1.35	$1.15	$1.20	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	33	34	34	110	110	111	111	111	112	112
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (3/27/2015)
Accumulation unit value at beginning of period	$1.28	$1.02	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.28	$1.02	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	63	64	79	80	—	—	—	—	—	—
MFS® New Discovery Series – Initial Class (9/22/1999)
Accumulation unit value at beginning of period	$3.30	$2.64	$2.45	$2.54	$2.77	$1.99	$1.66	$1.88	$1.40	$0.87
Accumulation unit value at end of period	$3.20	$3.30	$2.64	$2.45	$2.54	$2.77	$1.99	$1.66	$1.88	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	73	87	93	236	256	284	324	374	436	512
MFS® New Discovery Series – Service Class (3/1/2002)
Accumulation unit value at beginning of period	$2.60	$2.09	$1.95	$2.02	$2.21	$1.59	$1.33	$1.51	$1.13	$0.70
Accumulation unit value at end of period	$2.52	$2.60	$2.09	$1.95	$2.02	$2.21	$1.59	$1.33	$1.51	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	7	7	7	7	7	7	27	36	72	75
MFS® Research Series – Initial Class (9/22/1999)
Accumulation unit value at beginning of period	$2.21	$1.82	$1.70	$1.71	$1.57	$1.20	$1.04	$1.06	$0.93	$0.72
Accumulation unit value at end of period	$2.09	$2.21	$1.82	$1.70	$1.71	$1.57	$1.20	$1.04	$1.06	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	110	162	167	210	226	243	230	320	388	445
MFS® Total Return Series – Service Class (3/1/2002)
Accumulation unit value at beginning of period	$2.03	$1.84	$1.71	$1.74	$1.63	$1.40	$1.28	$1.27	$1.18	$1.02
Accumulation unit value at end of period	$1.88	$2.03	$1.84	$1.71	$1.74	$1.63	$1.40	$1.28	$1.27	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	270	290	336	365	500	604	700	881	1,125	1,365
MFS® Utilities Series – Initial Class (9/22/1999)
Accumulation unit value at beginning of period	$3.46	$3.06	$2.78	$3.30	$2.97	$2.50	$2.23	$2.12	$1.89	$1.44
Accumulation unit value at end of period	$3.45	$3.46	$3.06	$2.78	$3.30	$2.97	$2.50	$2.23	$2.12	$1.89
Number of accumulation units outstanding at end of period (000 omitted)	282	347	392	438	517	577	652	680	798	879
MFS® Utilities Series – Service Class (3/1/2002)
Accumulation unit value at beginning of period	$3.93	$3.48	$3.17	$3.77	$3.40	$2.87	$2.57	$2.45	$2.19	$1.67
Accumulation unit value at end of period	$3.90	$3.93	$3.48	$3.17	$3.77	$3.40	$2.87	$2.57	$2.45	$2.19
Number of accumulation units outstanding at end of period (000 omitted)	33	33	34	33	36	36	42	74	96	100

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	67

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.08	$1.00	$0.98	$1.01	$0.90	$0.89	$0.69	$0.78	$0.65	$0.47
Accumulation unit value at end of period	$0.98	$1.08	$1.00	$0.98	$1.01	$0.90	$0.89	$0.69	$0.78	$0.65
Number of accumulation units outstanding at end of period (000 omitted)	2	2	3	4	5	11	42	28	30	1,824
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.81	$1.33	$1.47	$1.59	$1.58	$1.17	$1.09	$1.19	$0.91	$0.59
Accumulation unit value at end of period	$1.97	$1.81	$1.33	$1.47	$1.59	$1.58	$1.17	$1.09	$1.19	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I Shares (8/30/2002)
Accumulation unit value at beginning of period	$3.70	$3.64	$3.46	$3.43	$2.68	$2.67	$2.33	$2.24	$1.74	$1.38
Accumulation unit value at end of period	$3.37	$3.70	$3.64	$3.46	$3.43	$2.68	$2.67	$2.33	$2.24	$1.74
Number of accumulation units outstanding at end of period (000 omitted)	7	7	7	7	13	29	30	41	47	66
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.62	$1.59	$1.52	$1.51	$1.18	$1.18	$1.03	$0.99	$0.78	$0.61
Accumulation unit value at end of period	$1.47	$1.62	$1.59	$1.52	$1.51	$1.18	$1.18	$1.03	$0.99	$0.78
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Capital Appreciation Fund/VA* (10/30/1997)
Accumulation unit value at beginning of period	$2.92	$2.33	$2.42	$2.37	$2.08	$1.63	$1.44	$1.48	$1.37	$0.96
Accumulation unit value at end of period	$2.71	$2.92	$2.33	$2.42	$2.37	$2.08	$1.63	$1.44	$1.48	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	254	265	297	366	386	433	537	629	785	878
*Oppenheimer Capital Appreciation Fund/VA is scheduled to merge into Invesco Oppenheimer V.I. Capital Appreciation Fund, Series I Shares on or about May 24, 2019.
Oppenheimer Capital Appreciation Fund/VA, Service Shares* (8/30/2002)
Accumulation unit value at beginning of period	$2.56	$2.05	$2.13	$2.09	$1.84	$1.44	$1.29	$1.32	$1.23	$0.86
Accumulation unit value at end of period	$2.37	$2.56	$2.05	$2.13	$2.09	$1.84	$1.44	$1.29	$1.32	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	16	24	34	34	39	44	45	56	78	93
*Oppenheimer Capital Appreciation Fund/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Capital Appreciation Fund, Series II Shares on or about May 24, 2019.
Oppenheimer Global Fund/VA* (8/26/1999)
Accumulation unit value at beginning of period	$3.91	$2.90	$2.94	$2.87	$2.84	$2.27	$1.89	$2.09	$1.83	$1.33
Accumulation unit value at end of period	$3.35	$3.91	$2.90	$2.94	$2.87	$2.84	$2.27	$1.89	$2.09	$1.83
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	13	13	14	14	16	17	43
*Oppenheimer Global Fund/VA is scheduled to merge into Invesco Oppenheimer V.I. Global Fund, Series I Shares on or about May 24, 2019.
Oppenheimer Global Fund/VA, Service Shares* (5/1/2002)
Accumulation unit value at beginning of period	$2.94	$2.19	$2.22	$2.17	$2.16	$1.72	$1.45	$1.60	$1.40	$1.02
Accumulation unit value at end of period	$2.51	$2.94	$2.19	$2.22	$2.17	$2.16	$1.72	$1.45	$1.60	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	56	58	73	77	102	196	233	296	371	429
*Oppenheimer Global Fund/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Global Fund, Series II Shares on or about May 24, 2019.
Oppenheimer Global Strategic Income Fund/VA* (8/26/1999)
Accumulation unit value at beginning of period	$2.21	$2.11	$2.00	$2.08	$2.05	$2.08	$1.86	$1.87	$1.65	$1.41
Accumulation unit value at end of period	$2.08	$2.21	$2.11	$2.00	$2.08	$2.05	$2.08	$1.86	$1.87	$1.65
Number of accumulation units outstanding at end of period (000 omitted)	50	54	57	68	77	91	100	10	10	47
*Oppenheimer Global Strategic Income Fund/VA is scheduled to merge into Invesco Oppenheimer V.I. Global Strategic Income Fund, Series I Shares on or about May 24, 2019.
Oppenheimer Global Strategic Income Fund/VA, Service Shares* (5/1/2002)
Accumulation unit value at beginning of period	$1.90	$1.81	$1.73	$1.80	$1.78	$1.81	$1.63	$1.64	$1.45	$1.24
Accumulation unit value at end of period	$1.79	$1.90	$1.81	$1.73	$1.80	$1.78	$1.81	$1.63	$1.64	$1.45
Number of accumulation units outstanding at end of period (000 omitted)	486	563	720	818	1,010	1,478	1,875	2,158	2,738	9,304
*Oppenheimer Global Strategic Income Fund/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares on or about May 24, 2019.
Oppenheimer Main Street Fund®/VA* (8/26/1999)
Accumulation unit value at beginning of period	$2.13	$1.84	$1.68	$1.64	$1.51	$1.16	$1.01	$1.02	$0.89	$0.70
Accumulation unit value at end of period	$1.93	$2.13	$1.84	$1.68	$1.64	$1.51	$1.16	$1.01	$1.02	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	19	20	20	24	24	58	64	70	73	144
*Oppenheimer Main Street Fund®/VA is scheduled to merge into Invesco Oppenheimer V.I. Main Street Fund, Series I Shares on or about May 24, 2019.
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares* (7/31/2002)
Accumulation unit value at beginning of period	$3.90	$3.47	$2.99	$3.23	$2.94	$2.12	$1.82	$1.90	$1.56	$1.16
Accumulation unit value at end of period	$3.44	$3.90	$3.47	$2.99	$3.23	$2.94	$2.12	$1.82	$1.90	$1.56
Number of accumulation units outstanding at end of period (000 omitted)	26	34	36	38	58	71	63	91	140	191
*Oppenheimer Main Street Small Cap Fund®/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares on or about May 24, 2019.
PIMCO VIT All Asset Portfolio, Advisor Class (5/1/2007)
Accumulation unit value at beginning of period	$1.42	$1.27	$1.14	$1.27	$1.29	$1.30	$1.15	$1.14	$1.03	$0.86
Accumulation unit value at end of period	$1.32	$1.42	$1.27	$1.14	$1.27	$1.29	$1.30	$1.15	$1.14	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	7	13	16	30	34	76	134	145	167	4,498

68	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Putnam VT Diversified Income Fund – Class IA Shares (2/21/1995)
Accumulation unit value at beginning of period	$2.61	$2.46	$2.36	$2.45	$2.47	$2.32	$2.10	$2.20	$1.97	$1.29
Accumulation unit value at end of period	$2.55	$2.61	$2.46	$2.36	$2.45	$2.47	$2.32	$2.10	$2.20	$1.97
Number of accumulation units outstanding at end of period (000 omitted)	233	262	287	351	400	437	481	509	600	688
Putnam VT Diversified Income Fund – Class IB Shares (10/5/1998)
Accumulation unit value at beginning of period	$2.00	$1.89	$1.82	$1.89	$1.91	$1.79	$1.63	$1.71	$1.54	$1.00
Accumulation unit value at end of period	$1.95	$2.00	$1.89	$1.82	$1.89	$1.91	$1.79	$1.63	$1.71	$1.54
Number of accumulation units outstanding at end of period (000 omitted)	145	147	169	220	248	291	308	350	397	498
Putnam VT Equity Income Fund – Class IA Shares (5/12/2017)
Accumulation unit value at beginning of period	$1.12	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.12	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,975	2,071	—	—	—	—	—	—	—	—
Putnam VT Equity Income Fund – Class IB Shares (5/12/2017)
Accumulation unit value at beginning of period	$1.12	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.12	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	617	717	—	—	—	—	—	—	—	—
Putnam VT Global Equity Fund – Class IA Shares (6/10/1997)
Accumulation unit value at beginning of period	$2.11	$1.66	$1.66	$1.71	$1.71	$1.31	$1.10	$1.17	$1.08	$0.84
Accumulation unit value at end of period	$1.83	$2.11	$1.66	$1.66	$1.71	$1.71	$1.31	$1.10	$1.17	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	183	195	203	228	232	275	311	322	354	384
Putnam VT Global Health Care Fund – Class IB Shares (5/1/2002)
Accumulation unit value at beginning of period	$2.57	$2.26	$2.58	$2.43	$1.93	$1.38	$1.15	$1.18	$1.16	$0.94
Accumulation unit value at end of period	$2.51	$2.57	$2.26	$2.58	$2.43	$1.93	$1.38	$1.15	$1.18	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	24	36	59	67	47	49	48	71	94	120
Putnam VT Growth Opportunities Fund – Class IA Shares (11/18/2016)
Accumulation unit value at beginning of period	$1.30	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.30	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	228	236	256	—	—	—	—	—	—	—
Putnam VT Growth Opportunities Fund – Class IB Shares (11/18/2016)
Accumulation unit value at beginning of period	$1.30	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.30	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	497	553	632	—	—	—	—	—	—	—
Putnam VT High Yield Fund – Class IA Shares (2/21/1995)
Accumulation unit value at beginning of period	$3.32	$3.14	$2.75	$2.94	$2.92	$2.74	$2.39	$2.38	$2.11	$1.42
Accumulation unit value at end of period	$3.15	$3.32	$3.14	$2.75	$2.94	$2.92	$2.74	$2.39	$2.38	$2.11
Number of accumulation units outstanding at end of period (000 omitted)	135	141	154	164	180	189	200	217	245	305
Putnam VT High Yield Fund – Class IB Shares (10/5/1998)
Accumulation unit value at beginning of period	$2.42	$2.29	$2.01	$2.16	$2.15	$2.02	$1.77	$1.76	$1.57	$1.06
Accumulation unit value at end of period	$2.29	$2.42	$2.29	$2.01	$2.16	$2.15	$2.02	$1.77	$1.76	$1.57
Number of accumulation units outstanding at end of period (000 omitted)	49	62	71	97	113	125	139	176	203	255
Putnam VT Income Fund – Class IB Shares (3/1/2002)
Accumulation unit value at beginning of period	$1.71	$1.65	$1.64	$1.68	$1.60	$1.60	$1.46	$1.41	$1.30	$0.90
Accumulation unit value at end of period	$1.69	$1.71	$1.65	$1.64	$1.68	$1.60	$1.60	$1.46	$1.41	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Putnam VT International Equity Fund – Class IB Shares (9/22/1999)
Accumulation unit value at beginning of period	$1.63	$1.31	$1.36	$1.38	$1.50	$1.19	$0.99	$1.20	$1.11	$0.90
Accumulation unit value at end of period	$1.30	$1.63	$1.31	$1.36	$1.38	$1.50	$1.19	$0.99	$1.20	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	248	282	297	527	565	636	714	947	1,199	1,363
Putnam VT International Growth Fund – Class IB Shares (9/22/1999)
Accumulation unit value at beginning of period	$1.49	$1.12	$1.22	$1.22	$1.32	$1.09	$0.91	$1.13	$1.02	$0.75
Accumulation unit value at end of period	$1.19	$1.49	$1.12	$1.22	$1.22	$1.32	$1.09	$0.91	$1.13	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	32	34	37	37	42	41	53	86	115	163
Putnam VT International Value Fund – Class IB Shares (8/26/1999)
Accumulation unit value at beginning of period	$1.57	$1.28	$1.28	$1.33	$1.49	$1.23	$1.03	$1.21	$1.15	$0.92
Accumulation unit value at end of period	$1.28	$1.57	$1.28	$1.28	$1.33	$1.49	$1.23	$1.03	$1.21	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	4	4	4
Putnam VT Research Fund – Class IB Shares (1/29/2003)
Accumulation unit value at beginning of period	$2.98	$2.45	$2.26	$2.33	$2.05	$1.56	$1.34	$1.39	$1.21	$0.92
Accumulation unit value at end of period	$2.80	$2.98	$2.45	$2.26	$2.33	$2.05	$1.56	$1.34	$1.39	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	2	3	3	3	3	3
Putnam VT Small Cap Value Fund – Class IB Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.32	$2.18	$1.73	$1.83	$1.80	$1.31	$1.13	$1.20	$0.97	$0.74
Accumulation unit value at end of period	$1.83	$2.32	$2.18	$1.73	$1.83	$1.80	$1.31	$1.13	$1.20	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	5	9	9	10	11	12	13	14	13	14

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	69

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Putnam VT Sustainable Leaders Fund – Class IA Shares (2/21/1995)
Accumulation unit value at beginning of period	$4.66	$3.65	$3.42	$3.47	$3.09	$2.29	$1.99	$2.12	$1.79	$1.37
Accumulation unit value at end of period	$4.53	$4.66	$3.65	$3.42	$3.47	$3.09	$2.29	$1.99	$2.12	$1.79
Number of accumulation units outstanding at end of period (000 omitted)	381	395	467	596	639	691	735	789	836	940
Putnam VT Sustainable Leaders Fund – Class IB Shares (9/24/2010)
Accumulation unit value at beginning of period	$2.44	$1.91	$1.80	$1.83	$1.64	$1.22	$1.06	$1.13	$1.00	—
Accumulation unit value at end of period	$2.37	$2.44	$1.91	$1.80	$1.83	$1.64	$1.22	$1.06	$1.13	—
Number of accumulation units outstanding at end of period (000 omitted)	78	80	97	117	136	148	210	256	347	—
Royce Capital Fund – Micro-Cap Portfolio, Investment Class (9/22/1999)
Accumulation unit value at beginning of period	$4.05	$3.90	$3.30	$3.83	$4.03	$3.37	$3.18	$3.67	$2.86	$1.84
Accumulation unit value at end of period	$3.63	$4.05	$3.90	$3.30	$3.83	$4.03	$3.37	$3.18	$3.67	$2.86
Number of accumulation units outstanding at end of period (000 omitted)	38	47	49	55	71	93	101	105	138	151
Royce Capital Fund – Small-Cap Portfolio, Investment Class (9/22/1999)
Accumulation unit value at beginning of period	$4.96	$4.77	$4.00	$4.60	$4.51	$3.40	$3.06	$3.21	$2.70	$2.03
Accumulation unit value at end of period	$4.48	$4.96	$4.77	$4.00	$4.60	$4.51	$3.40	$3.06	$3.21	$2.70
Number of accumulation units outstanding at end of period (000 omitted)	54	70	77	79	92	109	129	150	179	214
Templeton Foreign VIP Fund – Class 2 (3/1/2002)
Accumulation unit value at beginning of period	$1.97	$1.71	$1.62	$1.75	$2.00	$1.65	$1.42	$1.61	$1.50	$1.11
Accumulation unit value at end of period	$1.64	$1.97	$1.71	$1.62	$1.75	$2.00	$1.65	$1.42	$1.61	$1.50
Number of accumulation units outstanding at end of period (000 omitted)	150	172	200	209	230	286	330	396	517	595
Templeton Global Bond VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.01	$2.00	$1.97	$2.09	$2.08	$2.07	$1.83	$1.87	$1.66	$1.42
Accumulation unit value at end of period	$2.02	$2.01	$2.00	$1.97	$2.09	$2.08	$2.07	$1.83	$1.87	$1.66
Number of accumulation units outstanding at end of period (000 omitted)	161	196	233	279	312	477	621	705	821	4,488
Templeton Growth VIP Fund – Class 2 (5/1/2006)
Accumulation unit value at beginning of period	$1.37	$1.17	$1.08	$1.17	$1.23	$0.95	$0.80	$0.87	$0.82	$0.63
Accumulation unit value at end of period	$1.15	$1.37	$1.17	$1.08	$1.17	$1.23	$0.95	$0.80	$0.87	$0.82
Number of accumulation units outstanding at end of period (000 omitted)	38	38	38	38	39	42	44	48	51	52
Third Avenue Value Portfolio (5/2/2000)
Accumulation unit value at beginning of period	$3.00	$2.68	$2.42	$2.70	$2.62	$2.23	$1.78	$2.29	$2.04	$1.42
Accumulation unit value at end of period	$2.36	$3.00	$2.68	$2.42	$2.70	$2.62	$2.23	$1.78	$2.29	$2.04
Number of accumulation units outstanding at end of period (000 omitted)	53	55	56	63	69	75	83	90	90	129
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.78	$1.52	$1.45	$1.48	$1.43	$1.20	$1.07	$1.12	$1.00	—
Accumulation unit value at end of period	$1.60	$1.78	$1.52	$1.45	$1.48	$1.43	$1.20	$1.07	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	125	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.78	$1.52	$1.45	$1.49	$1.43	$1.20	$1.07	$1.12	$1.00	—
Accumulation unit value at end of period	$1.61	$1.78	$1.52	$1.45	$1.49	$1.43	$1.20	$1.07	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	2,199	2,918	3,585	3,560	5,298	8,153	8,592	9,333	9,511	—
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.25	$1.18	$1.16	$1.17	$1.14	$1.12	$1.06	$1.04	$1.00	—
Accumulation unit value at end of period	$1.19	$1.25	$1.18	$1.16	$1.17	$1.14	$1.12	$1.06	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	300	456	473	683	716	1,193	2,209	1,227	125	—
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.25	$1.18	$1.16	$1.17	$1.14	$1.12	$1.06	$1.04	$1.00	—
Accumulation unit value at end of period	$1.19	$1.25	$1.18	$1.16	$1.17	$1.14	$1.12	$1.06	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	1,085	1,645	2,254	2,957	3,321	5,467	8,658	8,368	9,048	—
Variable Portfolio – Managed Risk Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.04	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.04	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.09	$1.02	$1.00	$1.03	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.09	$1.02	$1.00	$1.03	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	848	991	549	492	606	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.13	$1.03	$1.01	$1.04	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.13	$1.03	$1.01	$1.04	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,415	2,965	3,304	3,501	2,317	968	—	—	—	—

70	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.20	$1.03	$1.01	$1.06	$1.03	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.09	$1.20	$1.03	$1.01	$1.06	$1.03	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,780	5,578	5,296	4,957	3,374	114	—	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.17	$1.03	$1.01	$1.05	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.08	$1.17	$1.03	$1.01	$1.05	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9,470	10,315	12,130	13,247	13,069	3,406	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.52	$1.36	$1.32	$1.34	$1.29	$1.18	$1.08	$1.09	$1.00	—
Accumulation unit value at end of period	$1.41	$1.52	$1.36	$1.32	$1.34	$1.29	$1.18	$1.08	$1.09	—
Number of accumulation units outstanding at end of period (000 omitted)	1,108	2,332	1,443	1,417	1,644	1,534	1,386	1,658	1,229	—
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.52	$1.36	$1.32	$1.34	$1.30	$1.18	$1.08	$1.09	$1.00	—
Accumulation unit value at end of period	$1.41	$1.52	$1.36	$1.32	$1.34	$1.30	$1.18	$1.08	$1.09	—
Number of accumulation units outstanding at end of period (000 omitted)	13,899	16,910	20,615	26,349	35,841	50,569	57,190	59,483	64,190	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.65	$1.44	$1.39	$1.42	$1.36	$1.19	$1.08	$1.11	$1.00	—
Accumulation unit value at end of period	$1.51	$1.65	$1.44	$1.39	$1.42	$1.36	$1.19	$1.08	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	290	36	36	109	37	186	353	650	227	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.65	$1.44	$1.39	$1.42	$1.37	$1.19	$1.08	$1.11	$1.00	—
Accumulation unit value at end of period	$1.51	$1.65	$1.44	$1.39	$1.42	$1.37	$1.19	$1.08	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	5,769	7,551	9,368	11,052	14,886	22,715	27,057	32,058	35,114	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.37	$1.27	$1.23	$1.25	$1.21	$1.15	$1.07	$1.07	$1.00	—
Accumulation unit value at end of period	$1.30	$1.37	$1.27	$1.23	$1.25	$1.21	$1.15	$1.07	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	88	171	179	188	788	1,104	1,068	1,084	860	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.37	$1.27	$1.24	$1.26	$1.22	$1.15	$1.07	$1.07	$1.00	—
Accumulation unit value at end of period	$1.30	$1.37	$1.27	$1.24	$1.26	$1.22	$1.15	$1.07	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	2,633	2,456	3,706	4,547	6,003	7,991	9,559	9,729	10,627	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (5/1/2002)
Accumulation unit value at beginning of period	$2.71	$2.57	$2.07	$2.32	$2.30	$1.73	$1.55	$1.64	$1.34	$0.99
Accumulation unit value at end of period	$2.31	$2.71	$2.57	$2.07	$2.32	$2.30	$1.73	$1.55	$1.64	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	206	240	259	312	366	577	973	1,139	1,364	1,800
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.11	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.11	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.21	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.21	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.16	$1.02	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.16	$1.02	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wanger International (9/22/1999)
Accumulation unit value at beginning of period	$3.50	$2.67	$2.75	$2.79	$2.96	$2.45	$2.04	$2.43	$1.97	$1.33
Accumulation unit value at end of period	$2.84	$3.50	$2.67	$2.75	$2.79	$2.96	$2.45	$2.04	$2.43	$1.97
Number of accumulation units outstanding at end of period (000 omitted)	48	48	50	125	129	163	183	199	215	1,491
Wanger USA (9/22/1999)
Accumulation unit value at beginning of period	$3.79	$3.22	$2.87	$2.93	$2.83	$2.15	$1.81	$1.91	$1.57	$1.12
Accumulation unit value at end of period	$3.69	$3.79	$3.22	$2.87	$2.93	$2.83	$2.15	$1.81	$1.91	$1.57
Number of accumulation units outstanding at end of period (000 omitted)	110	133	159	182	217	340	541	659	787	2,050
Wells Fargo VT Index Asset Allocation Fund – Class 2 (3/3/2000)
Accumulation unit value at beginning of period	$2.05	$1.86	$1.75	$1.75	$1.50	$1.27	$1.14	$1.09	$0.98	$0.86
Accumulation unit value at end of period	$1.97	$2.05	$1.86	$1.75	$1.75	$1.50	$1.27	$1.14	$1.09	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	328	342	490	556	536	614	669	648	844	989
Wells Fargo VT International Equity Fund – Class 2 (7/31/2002)
Accumulation unit value at beginning of period	$2.20	$1.79	$1.76	$1.75	$1.88	$1.59	$1.43	$1.66	$1.44	$1.27
Accumulation unit value at end of period	$1.79	$2.20	$1.79	$1.76	$1.75	$1.88	$1.59	$1.43	$1.66	$1.44
Number of accumulation units outstanding at end of period (000 omitted)	85	95	114	115	131	178	197	277	324	434

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	71

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Wells Fargo VT Omega Growth Fund – Class 2 (7/31/2002)
Accumulation unit value at beginning of period	$4.02	$3.03	$3.06	$3.06	$2.99	$2.17	$1.82	$1.96	$1.66	$1.17
Accumulation unit value at end of period	$3.98	$4.02	$3.03	$3.06	$3.06	$2.99	$2.17	$1.82	$1.96	$1.66
Number of accumulation units outstanding at end of period (000 omitted)	349	418	511	551	659	971	1,453	1,779	2,121	276
Wells Fargo VT Opportunity Fund – Class 2 (8/26/2011)
Accumulation unit value at beginning of period	$2.10	$1.77	$1.60	$1.67	$1.54	$1.19	$1.05	$1.00	—	—
Accumulation unit value at end of period	$1.92	$2.10	$1.77	$1.60	$1.67	$1.54	$1.19	$1.05	—	—
Number of accumulation units outstanding at end of period (000 omitted)	165	175	185	200	236	317	356	501	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (3/3/2000)
Accumulation unit value at beginning of period	$1.12	$0.90	$0.85	$0.88	$0.91	$0.62	$0.58	$0.62	$0.49	$0.33
Accumulation unit value at end of period	$1.11	$1.12	$0.90	$0.85	$0.88	$0.91	$0.62	$0.58	$0.62	$0.49
Number of accumulation units outstanding at end of period (000 omitted)	219	231	278	311	388	459	490	627	785	586

Variable account charges of 1.45% of the daily net assets of the variable account.

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AB VPS Balanced Wealth Strategy Portfolio (Class B) (9/26/2008)
Accumulation unit value at beginning of period	$1.66	$1.45	$1.41	$1.42	$1.34	$1.17	$1.05	$1.10	$1.01	$0.82
Accumulation unit value at end of period	$1.53	$1.66	$1.45	$1.41	$1.42	$1.34	$1.17	$1.05	$1.10	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	17	17	16	17	17	18	16	16	40	43
AB VPS Global Thematic Growth Portfolio (Class B) (11/6/2003)
Accumulation unit value at beginning of period	$1.71	$1.28	$1.31	$1.29	$1.25	$1.03	$0.92	$1.22	$1.05	$0.69
Accumulation unit value at end of period	$1.52	$1.71	$1.28	$1.31	$1.29	$1.25	$1.03	$0.92	$1.22	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	14	29	34	39	41	47	90	114	144	126
AB VPS Growth and Income Portfolio (Class B) (11/6/2003)
Accumulation unit value at beginning of period	$2.46	$2.11	$1.92	$1.92	$1.79	$1.35	$1.17	$1.11	$1.00	$0.85
Accumulation unit value at end of period	$2.28	$2.46	$2.11	$1.92	$1.92	$1.79	$1.35	$1.17	$1.11	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	30	39	41	42	83	95	159	183	201	201
AB VPS International Value Portfolio (Class B) (4/30/2004)
Accumulation unit value at beginning of period	$1.45	$1.17	$1.20	$1.19	$1.29	$1.07	$0.95	$1.19	$1.16	$0.88
Accumulation unit value at end of period	$1.10	$1.45	$1.17	$1.20	$1.19	$1.29	$1.07	$0.95	$1.19	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	323	325	448	512	715	918	1,503	1,866	1,831	6,541
AB VPS Large Cap Growth Portfolio (Class B) (11/6/2003)
Accumulation unit value at beginning of period	$2.79	$2.15	$2.13	$1.95	$1.74	$1.29	$1.12	$1.18	$1.09	$0.81
Accumulation unit value at end of period	$2.81	$2.79	$2.15	$2.13	$1.95	$1.74	$1.29	$1.12	$1.18	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	2	2	3	12	42	81	83	86	103	102
American Century VP Inflation Protection, Class II (4/30/2004)
Accumulation unit value at beginning of period	$1.34	$1.32	$1.28	$1.33	$1.31	$1.45	$1.37	$1.24	$1.20	$1.10
Accumulation unit value at end of period	$1.29	$1.34	$1.32	$1.28	$1.33	$1.31	$1.45	$1.37	$1.24	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	397	475	536	631	794	1,080	1,265	1,696	2,227	2,371
American Century VP International, Class II (4/30/2004)
Accumulation unit value at beginning of period	$1.96	$1.52	$1.63	$1.65	$1.77	$1.47	$1.23	$1.42	$1.28	$0.97
Accumulation unit value at end of period	$1.63	$1.96	$1.52	$1.63	$1.65	$1.77	$1.47	$1.23	$1.42	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	1	1	8	10	10
American Century VP Mid Cap Value, Class II (5/1/2007)
Accumulation unit value at beginning of period	$2.12	$1.93	$1.60	$1.65	$1.44	$1.12	$0.98	$1.00	$0.86	$0.67
Accumulation unit value at end of period	$1.82	$2.12	$1.93	$1.60	$1.65	$1.44	$1.12	$0.98	$1.00	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	53	53	—	—
American Century VP Ultra®, Class II (4/30/2004)
Accumulation unit value at beginning of period	$2.40	$1.85	$1.80	$1.72	$1.59	$1.18	$1.05	$1.06	$0.92	$0.70
Accumulation unit value at end of period	$2.38	$2.40	$1.85	$1.80	$1.72	$1.59	$1.18	$1.05	$1.06	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	178	240	334	400	623	964	1,629	2,157	2,614	2,924
American Century VP Value, Class II (4/30/2004)
Accumulation unit value at beginning of period	$2.26	$2.12	$1.78	$1.89	$1.70	$1.31	$1.16	$1.17	$1.05	$0.89
Accumulation unit value at end of period	$2.02	$2.26	$2.12	$1.78	$1.89	$1.70	$1.31	$1.16	$1.17	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	4	20	21	22	24	26	28	29	34	33
ClearBridge Variable Small Cap Growth Portfolio – Class I (5/1/2007)
Accumulation unit value at beginning of period	$2.20	$1.80	$1.72	$1.83	$1.78	$1.23	$1.05	$1.05	$0.85	$0.60
Accumulation unit value at end of period	$2.25	$2.20	$1.80	$1.72	$1.83	$1.78	$1.23	$1.05	$1.05	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	—	12	13	14	22	23	53	55	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (3/3/2000)
Accumulation unit value at beginning of period	$1.50	$1.22	$1.15	$1.16	$1.02	$0.77	$0.69	$0.66	$0.57	$0.47
Accumulation unit value at end of period	$1.42	$1.50	$1.22	$1.15	$1.16	$1.02	$0.77	$0.69	$0.66	$0.57
Number of accumulation units outstanding at end of period (000 omitted)	529	613	870	1,001	1,182	1,522	2,453	2,709	3,592	4,017

72	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (3/3/2000)
Accumulation unit value at beginning of period	$2.88	$2.56	$2.29	$2.39	$2.20	$1.76	$1.57	$1.68	$1.46	$1.16
Accumulation unit value at end of period	$2.67	$2.88	$2.56	$2.29	$2.39	$2.20	$1.76	$1.57	$1.68	$1.46
Number of accumulation units outstanding at end of period (000 omitted)	353	442	550	651	877	1,292	2,074	2,844	3,253	15,601
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.97	$2.05	$1.98	$2.21	$2.29	$2.37	$1.99	$2.56	$2.17	$1.27
Accumulation unit value at end of period	$2.30	$2.97	$2.05	$1.98	$2.21	$2.29	$2.37	$1.99	$2.56	$2.17
Number of accumulation units outstanding at end of period (000 omitted)	119	126	193	248	321	407	542	716	670	2,782
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (11/6/2003)
Accumulation unit value at beginning of period	$0.95	$0.96	$0.97	$0.99	$1.00	$1.02	$1.03	$1.05	$1.06	$1.08
Accumulation unit value at end of period	$0.95	$0.95	$0.96	$0.97	$0.99	$1.00	$1.02	$1.03	$1.05	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	1,796	1,876	2,264	833	888	1,253	1,361	1,536	2,911	5,788
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (3/3/2000)
Accumulation unit value at beginning of period	$2.28	$2.17	$1.97	$2.03	$1.98	$1.90	$1.66	$1.60	$1.42	$0.94
Accumulation unit value at end of period	$2.16	$2.28	$2.17	$1.97	$2.03	$1.98	$1.90	$1.66	$1.60	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	56	91	117	230	281	365	671	583	678	755
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (6/1/2004)
Accumulation unit value at beginning of period	$2.11	$2.01	$1.84	$1.89	$1.85	$1.78	$1.58	$1.51	$1.35	$0.96
Accumulation unit value at end of period	$2.00	$2.11	$2.01	$1.84	$1.89	$1.85	$1.78	$1.58	$1.51	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	146	168	205	97	110	133	166	215	256	9,864
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (11/6/2003)
Accumulation unit value at beginning of period	$1.44	$1.41	$1.37	$1.38	$1.33	$1.39	$1.31	$1.24	$1.17	$1.03
Accumulation unit value at end of period	$1.42	$1.44	$1.41	$1.37	$1.38	$1.33	$1.39	$1.31	$1.24	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	478	532	644	745	933	1,027	1,128	1,322	2,221	22,157
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (11/6/2003)
Accumulation unit value at beginning of period	$2.51	$1.99	$2.00	$1.86	$1.65	$1.29	$1.09	$1.14	$0.99	$0.73
Accumulation unit value at end of period	$2.37	$2.51	$1.99	$2.00	$1.86	$1.65	$1.29	$1.09	$1.14	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	4	4
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (11/6/2003)
Accumulation unit value at beginning of period	$2.61	$2.18	$1.99	$2.00	$1.79	$1.38	$1.21	$1.21	$1.07	$0.86
Accumulation unit value at end of period	$2.45	$2.61	$2.18	$1.99	$2.00	$1.79	$1.38	$1.21	$1.21	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	314	315	316	340	342	345	352	366	375	327
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (11/6/2003)
Accumulation unit value at beginning of period	$2.28	$1.88	$1.87	$1.80	$1.70	$1.32	$1.20	$1.43	$1.15	$0.72
Accumulation unit value at end of period	$2.13	$2.28	$1.88	$1.87	$1.80	$1.70	$1.32	$1.20	$1.43	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	3	4	5	6	6	7	44	59	40	41
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.68	$1.50	$1.34	$1.43	$1.29	$0.95	$0.82	$0.90	$0.75	$0.54
Accumulation unit value at end of period	$1.43	$1.68	$1.50	$1.34	$1.43	$1.29	$0.95	$0.82	$0.90	$0.75
Number of accumulation units outstanding at end of period (000 omitted)	—	28	29	32	34	38	41	44	—	—
Columbia Variable Portfolio – Overseas Core Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.89	$1.50	$1.62	$1.57	$1.74	$1.45	$1.25	$1.44	$1.29	$1.02
Accumulation unit value at end of period	$1.55	$1.89	$1.50	$1.62	$1.57	$1.74	$1.45	$1.25	$1.44	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.56	$2.15	$1.82	$1.94	$1.77	$1.30	$1.12	$1.15	$0.97	$0.78
Accumulation unit value at end of period	$2.21	$2.56	$2.15	$1.82	$1.94	$1.77	$1.30	$1.12	$1.15	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	1	1	5	9	9
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (3/3/2000)
Accumulation unit value at beginning of period	$2.43	$2.20	$1.96	$2.06	$1.97	$1.35	$1.16	$1.29	$1.03	$0.75
Accumulation unit value at end of period	$2.09	$2.43	$2.20	$1.96	$2.06	$1.97	$1.35	$1.16	$1.29	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	18	28	48	52	67	94	221	272	315	366
Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (4/30/2004)
Accumulation unit value at beginning of period	$2.76	$2.45	$1.88	$2.03	$2.00	$1.51	$1.38	$1.49	$1.20	$0.97
Accumulation unit value at end of period	$2.22	$2.76	$2.45	$1.88	$2.03	$2.00	$1.51	$1.38	$1.49	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	42	43	63	84	94	115	179	218	239	10,188
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (3/3/2000)
Accumulation unit value at beginning of period	$1.28	$1.25	$1.24	$1.24	$1.19	$1.24	$1.23	$1.23	$1.22	$1.17
Accumulation unit value at end of period	$1.28	$1.28	$1.25	$1.24	$1.24	$1.19	$1.24	$1.23	$1.23	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	180	206	283	320	428	560	681	944	1,141	3,618
Credit Suisse Trust – Commodity Return Strategy Portfolio (5/1/2007)
Accumulation unit value at beginning of period	$0.48	$0.48	$0.43	$0.59	$0.72	$0.81	$0.84	$0.97	$0.85	$0.72
Accumulation unit value at end of period	$0.42	$0.48	$0.48	$0.43	$0.59	$0.72	$0.81	$0.84	$0.97	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	—	17	18	19	22	24	25	26	24	22

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	73

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.38	$1.36	$1.27	$1.31	$1.22	$1.31	$1.26	$1.16	$1.13	$1.08
Accumulation unit value at end of period	$1.35	$1.38	$1.36	$1.27	$1.31	$1.22	$1.31	$1.26	$1.16	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	113	129	149	202	238	305	347	383	489	15,152
CTIVP® – Loomis Sayles Growth Fund (Class 1) (4/29/2016)
Accumulation unit value at beginning of period	$1.38	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.38	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	106	188	276	—	—	—	—	—	—	—
CTIVP® – MFS® Blended Research® Core Equity Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.56	$1.32	$1.22	$1.23	$1.12	$0.88	$0.81	$0.85	$0.78	$0.60
Accumulation unit value at end of period	$1.42	$1.56	$1.32	$1.22	$1.23	$1.12	$0.88	$0.81	$0.85	$0.78
Number of accumulation units outstanding at end of period (000 omitted)	84	146	199	236	265	330	447	565	622	21,293
CTIVP® – Victory Sycamore Established Value Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.76	$2.42	$2.04	$2.06	$1.87	$1.39	$1.21	$1.31	$1.09	$0.81
Accumulation unit value at end of period	$2.45	$2.76	$2.42	$2.04	$2.06	$1.87	$1.39	$1.21	$1.31	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.65	$2.34	$2.06	$2.14	$1.95	$1.47	$1.25	$1.26	$1.01	$0.76
Accumulation unit value at end of period	$2.20	$2.65	$2.34	$2.06	$2.14	$1.95	$1.47	$1.25	$1.26	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	1	11
Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.97	$2.11	$2.06	$1.97	$1.87	$1.44	$1.26	$1.39	$1.09	$0.70
Accumulation unit value at end of period	$2.89	$2.97	$2.11	$2.06	$1.97	$1.87	$1.44	$1.26	$1.39	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	36	46	69	85	129	198	331	415	473	599
The Dreyfus Sustainable U.S. Equity Portfolio, Inc., Initial Shares (3/3/2000)
Accumulation unit value at beginning of period	$1.35	$1.19	$1.09	$1.14	$1.02	$0.77	$0.70	$0.70	$0.62	$0.47
Accumulation unit value at end of period	$1.27	$1.35	$1.19	$1.09	$1.14	$1.02	$0.77	$0.70	$0.70	$0.62
Number of accumulation units outstanding at end of period (000 omitted)	75	88	96	106	127	143	201	302	374	381
Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.26	$1.80	$1.70	$1.77	$1.67	$1.40	$1.29	$1.20	$1.06	$0.88
Accumulation unit value at end of period	$2.07	$2.26	$1.80	$1.70	$1.77	$1.67	$1.40	$1.29	$1.20	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	12	14	14	14	14	14	14
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.08	$0.86	$0.93	$0.93	$0.97	$0.84	$0.69	$0.83	$0.76	$0.62
Accumulation unit value at end of period	$0.89	$1.08	$0.86	$0.93	$0.93	$0.97	$0.84	$0.69	$0.83	$0.76
Number of accumulation units outstanding at end of period (000 omitted)	—	44	47	51	63	66	82	84	59	57
Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.42	$1.12	$1.16	$1.21	$1.36	$1.12	$1.01	$1.27	$1.23	$0.96
Accumulation unit value at end of period	$1.16	$1.42	$1.12	$1.16	$1.21	$1.36	$1.12	$1.01	$1.27	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	2	2
Eaton Vance VT Floating-Rate Income Fund – Initial Class (5/1/2007)
Accumulation unit value at beginning of period	$1.25	$1.23	$1.14	$1.17	$1.18	$1.16	$1.09	$1.08	$1.00	$0.71
Accumulation unit value at end of period	$1.23	$1.25	$1.23	$1.14	$1.17	$1.18	$1.16	$1.09	$1.08	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	53	62	74	185	244	265	323	348	447	7,675
Fidelity® VIP Contrafund® Portfolio Service Class 2 (11/6/2003)
Accumulation unit value at beginning of period	$2.94	$2.45	$2.31	$2.33	$2.12	$1.64	$1.43	$1.50	$1.30	$0.97
Accumulation unit value at end of period	$2.70	$2.94	$2.45	$2.31	$2.33	$2.12	$1.64	$1.43	$1.50	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	583	705	843	995	1,560	2,260	3,270	4,207	5,203	8,488
Fidelity® VIP Dynamic Capital Appreciation Portfolio Service Class 2 (5/1/2001)
Accumulation unit value at beginning of period	$2.83	$2.33	$2.30	$2.31	$2.12	$1.55	$1.29	$1.35	$1.16	$0.87
Accumulation unit value at end of period	$2.65	$2.83	$2.33	$2.30	$2.31	$2.12	$1.55	$1.29	$1.35	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	62	62	62	66	71	78	73	183	196	322
Fidelity® VIP Growth Portfolio Service Class 2 (11/6/2003)
Accumulation unit value at beginning of period	$2.57	$1.94	$1.95	$1.85	$1.69	$1.26	$1.12	$1.14	$0.93	$0.74
Accumulation unit value at end of period	$2.52	$2.57	$1.94	$1.95	$1.85	$1.69	$1.26	$1.12	$1.14	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	63	79	98	111	126	172	274	277	297	307
Fidelity® VIP High Income Portfolio Service Class 2 (5/1/2001)
Accumulation unit value at beginning of period	$2.18	$2.07	$1.84	$1.94	$1.95	$1.87	$1.66	$1.63	$1.45	$1.03
Accumulation unit value at end of period	$2.07	$2.18	$2.07	$1.84	$1.94	$1.95	$1.87	$1.66	$1.63	$1.45
Number of accumulation units outstanding at end of period (000 omitted)	37	38	38	32	30	75	115	112	121	119
Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.43	$1.39	$1.35	$1.38	$1.33	$1.38	$1.32	$1.25	$1.18	$1.04
Accumulation unit value at end of period	$1.40	$1.43	$1.39	$1.35	$1.38	$1.33	$1.38	$1.32	$1.25	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	420	492	559	676	873	1,187	1,483	1,880	2,375	11,682

74	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Fidelity® VIP Mid Cap Portfolio Service Class 2 (5/1/2001)
Accumulation unit value at beginning of period	$4.23	$3.56	$3.23	$3.33	$3.19	$2.38	$2.11	$2.40	$1.89	$1.38
Accumulation unit value at end of period	$3.56	$4.23	$3.56	$3.23	$3.33	$3.19	$2.38	$2.11	$2.40	$1.89
Number of accumulation units outstanding at end of period (000 omitted)	191	254	309	370	458	612	939	1,297	1,658	4,341
Fidelity® VIP Overseas Portfolio Service Class 2 (11/6/2003)
Accumulation unit value at beginning of period	$1.97	$1.54	$1.65	$1.62	$1.79	$1.40	$1.18	$1.44	$1.30	$1.04
Accumulation unit value at end of period	$1.65	$1.97	$1.54	$1.65	$1.62	$1.79	$1.40	$1.18	$1.44	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	57	65	91	94	221	290	355	466	480	518
Franklin Global Real Estate VIP Fund – Class 2 (3/3/2000)
Accumulation unit value at beginning of period	$2.58	$2.37	$2.40	$2.42	$2.13	$2.11	$1.68	$1.81	$1.52	$1.29
Accumulation unit value at end of period	$2.37	$2.58	$2.37	$2.40	$2.42	$2.13	$2.11	$1.68	$1.81	$1.52
Number of accumulation units outstanding at end of period (000 omitted)	46	63	65	87	107	112	197	235	328	359
Franklin Income VIP Fund – Class 2 (3/3/2000)
Accumulation unit value at beginning of period	$2.49	$2.31	$2.05	$2.24	$2.17	$1.94	$1.74	$1.73	$1.56	$1.16
Accumulation unit value at end of period	$2.35	$2.49	$2.31	$2.05	$2.24	$2.17	$1.94	$1.74	$1.73	$1.56
Number of accumulation units outstanding at end of period (000 omitted)	336	424	459	517	738	919	1,250	1,647	1,877	2,165
Franklin Mutual Shares VIP Fund – Class 2 (3/3/2000)
Accumulation unit value at beginning of period	$2.57	$2.40	$2.10	$2.24	$2.12	$1.68	$1.49	$1.53	$1.40	$1.12
Accumulation unit value at end of period	$2.30	$2.57	$2.40	$2.10	$2.24	$2.12	$1.68	$1.49	$1.53	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	687	740	830	918	1,051	1,218	1,640	1,863	2,360	2,595
Franklin Rising Dividends VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.48	$2.09	$1.83	$1.93	$1.80	$1.41	$1.27	$1.22	$1.03	$0.89
Accumulation unit value at end of period	$2.32	$2.48	$2.09	$1.83	$1.93	$1.80	$1.41	$1.27	$1.22	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	12	11	13	13
Franklin Small Cap Value VIP Fund – Class 2 (5/1/2002)
Accumulation unit value at beginning of period	$2.99	$2.74	$2.14	$2.34	$2.36	$1.76	$1.51	$1.59	$1.26	$0.99
Accumulation unit value at end of period	$2.57	$2.99	$2.74	$2.14	$2.34	$2.36	$1.76	$1.51	$1.59	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	65	76	82	91	137	188	229	271	446	493
Franklin Small-Mid Cap Growth VIP Fund – Class 2 (3/3/2000)
Accumulation unit value at beginning of period	$1.22	$1.02	$0.99	$1.03	$0.97	$0.72	$0.65	$0.70	$0.55	$0.39
Accumulation unit value at end of period	$1.13	$1.22	$1.02	$0.99	$1.03	$0.97	$0.72	$0.65	$0.70	$0.55
Number of accumulation units outstanding at end of period (000 omitted)	441	488	517	553	616	715	1,065	1,480	1,935	2,168
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (3/3/2000)
Accumulation unit value at beginning of period	$5.19	$4.74	$4.24	$4.73	$4.22	$3.22	$2.76	$2.99	$2.43	$1.85
Accumulation unit value at end of period	$4.58	$5.19	$4.74	$4.24	$4.73	$4.22	$3.22	$2.76	$2.99	$2.43
Number of accumulation units outstanding at end of period (000 omitted)	150	172	210	258	321	434	648	967	1,131	2,893
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (3/3/2000)
Accumulation unit value at beginning of period	$1.95	$1.60	$1.46	$1.49	$1.30	$0.96	$0.85	$0.83	$0.74	$0.62
Accumulation unit value at end of period	$1.81	$1.95	$1.60	$1.46	$1.49	$1.30	$0.96	$0.85	$0.83	$0.74
Number of accumulation units outstanding at end of period (000 omitted)	46	102	119	141	177	232	306	629	876	1,023
Invesco V.I. American Franchise Fund, Series I Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.87	$1.49	$1.48	$1.43	$1.33	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$1.77	$1.87	$1.49	$1.48	$1.43	$1.33	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	144	217	251	281	297	341	412	—	—	—
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.84	$1.47	$1.46	$1.42	$1.33	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$1.74	$1.84	$1.47	$1.46	$1.42	$1.33	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11	11	11	12	12	12	12	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (11/6/2003)
Accumulation unit value at beginning of period	$2.58	$2.23	$1.93	$2.09	$1.94	$1.45	$1.24	$1.29	$1.13	$0.89
Accumulation unit value at end of period	$2.23	$2.58	$2.23	$1.93	$2.09	$1.94	$1.45	$1.24	$1.29	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	488	567	716	875	1,149	1,695	2,833	3,854	4,490	9,591
Invesco V.I. Core Equity Fund, Series I Shares (4/28/2006)
Accumulation unit value at beginning of period	$1.83	$1.64	$1.51	$1.63	$1.53	$1.20	$1.07	$1.08	$1.00	$0.79
Accumulation unit value at end of period	$1.63	$1.83	$1.64	$1.51	$1.63	$1.53	$1.20	$1.07	$1.08	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	350	398	514	636	762	829	947	1,426	1,688	1,792
Invesco V.I. Core Equity Fund, Series II Shares (4/28/2006)
Accumulation unit value at beginning of period	$1.78	$1.60	$1.47	$1.59	$1.50	$1.18	$1.05	$1.07	$0.99	$0.79
Accumulation unit value at end of period	$1.58	$1.78	$1.60	$1.47	$1.59	$1.50	$1.18	$1.05	$1.07	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	9	24	23
Invesco V.I. Growth and Income Fund, Series II Shares (11/6/2003)
Accumulation unit value at beginning of period	$2.68	$2.39	$2.03	$2.13	$1.96	$1.49	$1.32	$1.37	$1.24	$1.01
Accumulation unit value at end of period	$2.28	$2.68	$2.39	$2.03	$2.13	$1.96	$1.49	$1.32	$1.37	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	29	31	34	35	36	71	82	87	119	124

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	75

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Invesco V.I. Health Care Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.87	$1.64	$1.88	$1.86	$1.58	$1.14	$0.96	$0.94	$0.91	$0.72
Accumulation unit value at end of period	$1.85	$1.87	$1.64	$1.88	$1.86	$1.58	$1.14	$0.96	$0.94	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	36	83	87	48	48	33	14
Invesco V.I. International Growth Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.23	$1.02	$1.04	$1.08	$1.10	$0.94	$0.83	$0.90	$0.81	$0.61
Accumulation unit value at end of period	$1.03	$1.23	$1.02	$1.04	$1.08	$1.10	$0.94	$0.83	$0.90	$0.81
Number of accumulation units outstanding at end of period (000 omitted)	90	88	136	168	183	216	291	359	385	15,819
Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.10	$1.86	$1.67	$1.77	$1.72	$1.36	$1.25	$1.35	$1.21	$0.94
Accumulation unit value at end of period	$1.83	$2.10	$1.86	$1.67	$1.77	$1.72	$1.36	$1.25	$1.35	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	24	28	39	45	53	84	126	168	188	206
Invesco V.I. Mid Cap Growth Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.65	$1.37	$1.38	$1.39	$1.31	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$1.53	$1.65	$1.37	$1.38	$1.39	$1.31	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	47	47	12	12	125	127	189	—	—	—
Invesco V.I. Value Opportunities Fund, Series II Shares (11/6/2003)
Accumulation unit value at beginning of period	$1.77	$1.53	$1.32	$1.50	$1.43	$1.09	$0.94	$0.98	$0.93	$0.64
Accumulation unit value at end of period	$1.41	$1.77	$1.53	$1.32	$1.50	$1.43	$1.09	$0.94	$0.98	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	251	305	417	468	591	768	914	1,182	1,467	1,562
Janus Henderson VIT Research Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.88	$1.49	$1.51	$1.46	$1.31	$1.02	$0.88	$0.94	$0.84	$0.63
Accumulation unit value at end of period	$1.80	$1.88	$1.49	$1.51	$1.46	$1.31	$1.02	$0.88	$0.94	$0.84
Number of accumulation units outstanding at end of period (000 omitted)	54	91	133	151	189	235	321	409	448	17,145
MFS® Investors Trust Series – Initial Class (3/3/2000)
Accumulation unit value at beginning of period	$2.08	$1.71	$1.60	$1.62	$1.48	$1.14	$0.97	$1.00	$0.92	$0.73
Accumulation unit value at end of period	$1.94	$2.08	$1.71	$1.60	$1.62	$1.48	$1.14	$0.97	$1.00	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	107	118	155	163	186	241	352	577	723	779
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (3/27/2015)
Accumulation unit value at beginning of period	$1.28	$1.01	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.28	$1.01	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19	20	21	21	—	—	—	—	—	—
MFS® New Discovery Series – Service Class (11/6/2003)
Accumulation unit value at beginning of period	$2.63	$2.11	$1.97	$2.04	$2.24	$1.61	$1.35	$1.53	$1.14	$0.71
Accumulation unit value at end of period	$2.55	$2.63	$2.11	$1.97	$2.04	$2.24	$1.61	$1.35	$1.53	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	4	6	54	55	79	88
MFS® Total Return Series – Service Class (11/6/2003)
Accumulation unit value at beginning of period	$1.99	$1.80	$1.68	$1.72	$1.61	$1.37	$1.26	$1.26	$1.16	$1.00
Accumulation unit value at end of period	$1.85	$1.99	$1.80	$1.68	$1.72	$1.61	$1.37	$1.26	$1.26	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	342	430	493	549	606	679	784	866	1,476	1,492
MFS® Utilities Series – Initial Class (3/3/2000)
Accumulation unit value at beginning of period	$2.51	$2.22	$2.02	$2.40	$2.16	$1.82	$1.63	$1.54	$1.38	$1.05
Accumulation unit value at end of period	$2.50	$2.51	$2.22	$2.02	$2.40	$2.16	$1.82	$1.63	$1.54	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	187	210	277	325	357	408	496	734	905	1,001
MFS® Utilities Series – Service Class (11/6/2003)
Accumulation unit value at beginning of period	$3.74	$3.31	$3.02	$3.60	$3.25	$2.74	$2.45	$2.34	$2.09	$1.60
Accumulation unit value at end of period	$3.72	$3.74	$3.31	$3.02	$3.60	$3.25	$2.74	$2.45	$2.34	$2.09
Number of accumulation units outstanding at end of period (000 omitted)	4	21	23	25	28	39	40	40	56	56
Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.07	$0.99	$0.98	$1.01	$0.90	$0.89	$0.69	$0.78	$0.65	$0.47
Accumulation unit value at end of period	$0.97	$1.07	$0.99	$0.98	$1.01	$0.90	$0.89	$0.69	$0.78	$0.65
Number of accumulation units outstanding at end of period (000 omitted)	18	19	29	32	82	97	112	134	174	3,671
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.80	$1.32	$1.47	$1.58	$1.58	$1.17	$1.09	$1.19	$0.91	$0.59
Accumulation unit value at end of period	$1.96	$1.80	$1.32	$1.47	$1.58	$1.58	$1.17	$1.09	$1.19	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	1	5	5
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I Shares (11/6/2003)
Accumulation unit value at beginning of period	$2.99	$2.94	$2.79	$2.77	$2.17	$2.16	$1.89	$1.81	$1.41	$1.12
Accumulation unit value at end of period	$2.72	$2.99	$2.94	$2.79	$2.77	$2.17	$2.16	$1.89	$1.81	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	7	7	7	7	29	54	58	80	95	126
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.81	$2.77	$2.64	$2.63	$2.06	$2.05	$1.80	$1.73	$1.36	$1.07
Accumulation unit value at end of period	$2.55	$2.81	$2.77	$2.64	$2.63	$2.06	$2.05	$1.80	$1.73	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	5	5	9	11	29	36	40	53	66	86

76	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Oppenheimer Capital Appreciation Fund/VA, Service Shares* (11/6/2003)
Accumulation unit value at beginning of period	$2.15	$1.72	$1.79	$1.76	$1.55	$1.22	$1.08	$1.11	$1.04	$0.73
Accumulation unit value at end of period	$1.99	$2.15	$1.72	$1.79	$1.76	$1.55	$1.22	$1.08	$1.11	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	178	277	353	454	737	1,060	1,489	1,933	2,305	2,318
*Oppenheimer Capital Appreciation Fund/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Capital Appreciation Fund, Series II Shares on or about May 24, 2019.
Oppenheimer Global Fund/VA, Service Shares* (5/1/2002)
Accumulation unit value at beginning of period	$2.92	$2.17	$2.21	$2.16	$2.15	$1.71	$1.44	$1.60	$1.40	$1.02
Accumulation unit value at end of period	$2.49	$2.92	$2.17	$2.21	$2.16	$2.15	$1.71	$1.44	$1.60	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	61	84	105	163	205	334	488	627	986	964
*Oppenheimer Global Fund/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Global Fund, Series II Shares on or about May 24, 2019.
Oppenheimer Global Strategic Income Fund/VA, Service Shares* (5/1/2002)
Accumulation unit value at beginning of period	$1.88	$1.80	$1.72	$1.79	$1.77	$1.80	$1.62	$1.63	$1.44	$1.23
Accumulation unit value at end of period	$1.77	$1.88	$1.80	$1.72	$1.79	$1.77	$1.80	$1.62	$1.63	$1.44
Number of accumulation units outstanding at end of period (000 omitted)	514	614	680	847	1,072	1,331	1,712	2,236	2,721	14,510
*Oppenheimer Global Strategic Income Fund/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares on or about May 24, 2019.
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares* (11/6/2003)
Accumulation unit value at beginning of period	$2.94	$2.62	$2.26	$2.44	$2.22	$1.60	$1.38	$1.43	$1.18	$0.88
Accumulation unit value at end of period	$2.59	$2.94	$2.62	$2.26	$2.44	$2.22	$1.60	$1.38	$1.43	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	98	153	153	152	190	231	265	286	342	389
*Oppenheimer Main Street Small Cap Fund®/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares on or about May 24, 2019.
PIMCO VIT All Asset Portfolio, Advisor Class (5/1/2007)
Accumulation unit value at beginning of period	$1.41	$1.26	$1.14	$1.27	$1.28	$1.30	$1.15	$1.14	$1.03	$0.86
Accumulation unit value at end of period	$1.32	$1.41	$1.26	$1.14	$1.27	$1.28	$1.30	$1.15	$1.14	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	48	51	84	116	146	167	213	254	274	8,749
Putnam VT Equity Income Fund – Class IB Shares (5/12/2017)
Accumulation unit value at beginning of period	$1.12	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.12	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	22	23	—	—	—	—	—	—	—	—
Putnam VT Global Health Care Fund – Class IB Shares (5/1/2002)
Accumulation unit value at beginning of period	$2.55	$2.24	$2.56	$2.41	$1.92	$1.37	$1.14	$1.17	$1.16	$0.93
Accumulation unit value at end of period	$2.49	$2.55	$2.24	$2.56	$2.41	$1.92	$1.37	$1.14	$1.17	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	43	44	48	59	58	70	146	164	203	188
Putnam VT International Equity Fund – Class IB Shares (3/3/2000)
Accumulation unit value at beginning of period	$1.02	$0.82	$0.85	$0.86	$0.94	$0.74	$0.62	$0.76	$0.70	$0.57
Accumulation unit value at end of period	$0.81	$1.02	$0.82	$0.85	$0.86	$0.94	$0.74	$0.62	$0.76	$0.70
Number of accumulation units outstanding at end of period (000 omitted)	630	747	899	1,022	1,079	1,329	1,684	2,058	2,733	2,965
Putnam VT Research Fund – Class IB Shares (11/6/2003)
Accumulation unit value at beginning of period	$2.45	$2.02	$1.86	$1.92	$1.69	$1.29	$1.11	$1.15	$1.00	$0.76
Accumulation unit value at end of period	$2.31	$2.45	$2.02	$1.86	$1.92	$1.69	$1.29	$1.11	$1.15	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Putnam VT Small Cap Value Fund – Class IB Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.30	$2.16	$1.72	$1.82	$1.79	$1.30	$1.12	$1.20	$0.96	$0.74
Accumulation unit value at end of period	$1.82	$2.30	$2.16	$1.72	$1.82	$1.79	$1.30	$1.12	$1.20	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	1	2	2	2	2	2	7	17	17	17
Putnam VT Sustainable Leaders Fund – Class IB Shares (9/24/2010)
Accumulation unit value at beginning of period	$2.43	$1.91	$1.80	$1.83	$1.63	$1.22	$1.06	$1.13	$1.00	—
Accumulation unit value at end of period	$2.36	$2.43	$1.91	$1.80	$1.83	$1.63	$1.22	$1.06	$1.13	—
Number of accumulation units outstanding at end of period (000 omitted)	245	254	288	325	381	481	605	738	864	—
Templeton Foreign VIP Fund – Class 2 (11/6/2003)
Accumulation unit value at beginning of period	$1.91	$1.66	$1.57	$1.70	$1.94	$1.60	$1.38	$1.56	$1.46	$1.08
Accumulation unit value at end of period	$1.59	$1.91	$1.66	$1.57	$1.70	$1.94	$1.60	$1.38	$1.56	$1.46
Number of accumulation units outstanding at end of period (000 omitted)	195	198	231	241	243	293	413	437	543	552
Templeton Global Bond VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.00	$1.99	$1.96	$2.08	$2.07	$2.07	$1.82	$1.86	$1.65	$1.41
Accumulation unit value at end of period	$2.01	$2.00	$1.99	$1.96	$2.08	$2.07	$2.07	$1.82	$1.86	$1.65
Number of accumulation units outstanding at end of period (000 omitted)	167	224	261	348	412	543	709	883	932	7,523
Templeton Growth VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.78	$1.53	$1.41	$1.53	$1.60	$1.24	$1.04	$1.13	$1.07	$0.83
Accumulation unit value at end of period	$1.50	$1.78	$1.53	$1.41	$1.53	$1.60	$1.24	$1.04	$1.13	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	24	48	50	53	165	210	224	241	215	211

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	77

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.77	$1.51	$1.45	$1.48	$1.42	$1.20	$1.07	$1.12	$1.00	—
Accumulation unit value at end of period	$1.60	$1.77	$1.51	$1.45	$1.48	$1.42	$1.20	$1.07	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	961	1,237	1,344	1,226	1,506	2,138	1,868	2,958	2,845	—
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.77	$1.51	$1.45	$1.48	$1.43	$1.20	$1.07	$1.12	$1.00	—
Accumulation unit value at end of period	$1.60	$1.77	$1.51	$1.45	$1.48	$1.43	$1.20	$1.07	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	4,057	6,099	8,355	10,202	14,359	20,789	24,028	29,473	35,540	—
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.24	$1.17	$1.15	$1.17	$1.14	$1.12	$1.06	$1.04	$1.00	—
Accumulation unit value at end of period	$1.19	$1.24	$1.17	$1.15	$1.17	$1.14	$1.12	$1.06	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	1,813	2,542	2,782	2,377	3,220	3,359	5,113	4,906	2,696	—
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.24	$1.17	$1.15	$1.17	$1.14	$1.12	$1.06	$1.04	$1.00	—
Accumulation unit value at end of period	$1.19	$1.24	$1.17	$1.15	$1.17	$1.14	$1.12	$1.06	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	5,324	7,528	9,287	9,824	12,123	16,964	22,457	20,689	20,921	—
Variable Portfolio – Managed Risk Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.04	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.04	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.08	$1.02	$1.00	$1.03	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.08	$1.02	$1.00	$1.03	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	968	1,010	1,069	999	1,104	24	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.12	$1.02	$1.01	$1.04	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.12	$1.02	$1.01	$1.04	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,438	3,882	4,610	4,093	3,258	1,219	—	—	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.20	$1.03	$1.01	$1.06	$1.03	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.09	$1.20	$1.03	$1.01	$1.06	$1.03	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,942	4,815	5,246	6,383	5,994	948	—	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.16	$1.03	$1.01	$1.05	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.08	$1.16	$1.03	$1.01	$1.05	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13,132	14,699	16,199	17,187	16,510	3,561	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.51	$1.35	$1.31	$1.34	$1.29	$1.18	$1.08	$1.09	$1.00	—
Accumulation unit value at end of period	$1.40	$1.51	$1.35	$1.31	$1.34	$1.29	$1.18	$1.08	$1.09	—
Number of accumulation units outstanding at end of period (000 omitted)	22,344	28,268	33,617	36,030	37,316	34,973	34,689	33,733	30,458	—
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.51	$1.35	$1.31	$1.34	$1.29	$1.18	$1.08	$1.09	$1.00	—
Accumulation unit value at end of period	$1.41	$1.51	$1.35	$1.31	$1.34	$1.29	$1.18	$1.08	$1.09	—
Number of accumulation units outstanding at end of period (000 omitted)	51,434	59,143	69,218	81,399	92,509	113,322	121,846	127,883	131,141	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.64	$1.43	$1.38	$1.41	$1.36	$1.19	$1.08	$1.11	$1.00	—
Accumulation unit value at end of period	$1.50	$1.64	$1.43	$1.38	$1.41	$1.36	$1.19	$1.08	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	6,251	9,426	11,910	14,452	15,382	20,106	22,947	26,527	25,767	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.64	$1.43	$1.38	$1.41	$1.36	$1.19	$1.08	$1.11	$1.00	—
Accumulation unit value at end of period	$1.50	$1.64	$1.43	$1.38	$1.41	$1.36	$1.19	$1.08	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	12,655	16,854	21,514	27,634	34,651	47,799	56,793	66,149	77,624	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.37	$1.26	$1.23	$1.25	$1.21	$1.15	$1.07	$1.07	$1.00	—
Accumulation unit value at end of period	$1.29	$1.37	$1.26	$1.23	$1.25	$1.21	$1.15	$1.07	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	1,915	3,301	4,312	4,810	5,474	5,773	7,042	7,018	6,557	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.37	$1.26	$1.23	$1.25	$1.21	$1.15	$1.07	$1.07	$1.00	—
Accumulation unit value at end of period	$1.29	$1.37	$1.26	$1.23	$1.25	$1.21	$1.15	$1.07	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	6,271	8,237	9,862	14,307	16,664	20,838	22,904	25,656	24,507	—

78	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (5/1/2002)
Accumulation unit value at beginning of period	$2.69	$2.55	$2.06	$2.30	$2.29	$1.72	$1.54	$1.64	$1.33	$0.99
Accumulation unit value at end of period	$2.29	$2.69	$2.55	$2.06	$2.30	$2.29	$1.72	$1.54	$1.64	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	181	208	261	334	441	626	1,053	1,423	1,652	1,946
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.11	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.11	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	302	331	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.21	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.21	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.16	$1.02	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.16	$1.02	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	295	323	—	—	—	—	—	—	—	—
Wanger International (4/30/2004)
Accumulation unit value at beginning of period	$3.13	$2.39	$2.46	$2.50	$2.65	$2.20	$1.83	$2.18	$1.77	$1.20
Accumulation unit value at end of period	$2.54	$3.13	$2.39	$2.46	$2.50	$2.65	$2.20	$1.83	$2.18	$1.77
Number of accumulation units outstanding at end of period (000 omitted)	136	147	207	238	326	434	694	936	968	4,062
Wanger USA (4/30/2004)
Accumulation unit value at beginning of period	$2.81	$2.38	$2.13	$2.17	$2.10	$1.60	$1.35	$1.42	$1.17	$0.83
Accumulation unit value at end of period	$2.73	$2.81	$2.38	$2.13	$2.17	$2.10	$1.60	$1.35	$1.42	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	77	104	146	177	252	357	606	828	999	4,279
Wells Fargo VT Index Asset Allocation Fund – Class 2 (3/3/2000)
Accumulation unit value at beginning of period	$2.04	$1.84	$1.73	$1.74	$1.49	$1.27	$1.14	$1.08	$0.97	$0.85
Accumulation unit value at end of period	$1.95	$2.04	$1.84	$1.73	$1.74	$1.49	$1.27	$1.14	$1.08	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	686	758	836	934	1,242	1,350	1,801	2,062	2,713	3,114
Wells Fargo VT International Equity Fund – Class 2 (11/6/2003)
Accumulation unit value at beginning of period	$1.95	$1.59	$1.57	$1.56	$1.67	$1.42	$1.27	$1.48	$1.29	$1.13
Accumulation unit value at end of period	$1.59	$1.95	$1.59	$1.57	$1.56	$1.67	$1.42	$1.27	$1.48	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	211	235	298	320	346	516	544	637	927	737
Wells Fargo VT Omega Growth Fund – Class 2 (11/6/2003)
Accumulation unit value at beginning of period	$3.07	$2.31	$2.34	$2.34	$2.28	$1.66	$1.40	$1.50	$1.27	$0.90
Accumulation unit value at end of period	$3.03	$3.07	$2.31	$2.34	$2.34	$2.28	$1.66	$1.40	$1.50	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	746	888	1,007	1,132	1,278	1,405	1,668	2,282	2,750	649
Wells Fargo VT Opportunity Fund – Class 2 (8/26/2011)
Accumulation unit value at beginning of period	$2.10	$1.77	$1.60	$1.67	$1.53	$1.19	$1.05	$1.00	—	—
Accumulation unit value at end of period	$1.92	$2.10	$1.77	$1.60	$1.67	$1.53	$1.19	$1.05	—	—
Number of accumulation units outstanding at end of period (000 omitted)	158	177	253	295	405	435	483	580	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (3/3/2000)
Accumulation unit value at beginning of period	$1.11	$0.89	$0.84	$0.88	$0.91	$0.61	$0.58	$0.61	$0.49	$0.33
Accumulation unit value at end of period	$1.10	$1.11	$0.89	$0.84	$0.88	$0.91	$0.61	$0.58	$0.61	$0.49
Number of accumulation units outstanding at end of period (000 omitted)	422	585	724	750	785	835	1,014	1,510	2,036	1,496

Variable account charges of 1.50% of the daily net assets of the variable account.

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AB VPS Balanced Wealth Strategy Portfolio (Class B) (9/26/2008)
Accumulation unit value at beginning of period	$1.65	$1.45	$1.41	$1.41	$1.34	$1.17	$1.05	$1.09	$1.01	$0.82
Accumulation unit value at end of period	$1.52	$1.65	$1.45	$1.41	$1.41	$1.34	$1.17	$1.05	$1.09	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	46	46	62	16
AB VPS Global Thematic Growth Portfolio (Class B) (5/1/2000)
Accumulation unit value at beginning of period	$0.66	$0.49	$0.50	$0.49	$0.48	$0.40	$0.35	$0.47	$0.40	$0.27
Accumulation unit value at end of period	$0.58	$0.66	$0.49	$0.50	$0.49	$0.48	$0.40	$0.35	$0.47	$0.40
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	7	23	184	191	289	296
AB VPS Growth and Income Portfolio (Class B) (8/30/2002)
Accumulation unit value at beginning of period	$2.83	$2.42	$2.21	$2.21	$2.05	$1.55	$1.34	$1.28	$1.16	$0.97
Accumulation unit value at end of period	$2.62	$2.83	$2.42	$2.21	$2.21	$2.05	$1.55	$1.34	$1.28	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	23	38	43	43	44	43	44	145	188	190
AB VPS Intermediate Bond Portfolio (Class B) (5/1/2000)
Accumulation unit value at beginning of period	$1.62	$1.59	$1.55	$1.58	$1.51	$1.57	$1.50	$1.43	$1.34	$1.15
Accumulation unit value at end of period	$1.58	$1.62	$1.59	$1.55	$1.58	$1.51	$1.57	$1.50	$1.43	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	18	20	22	101	141	153	173	196	189	222

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	79

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AB VPS International Value Portfolio (Class B) (4/30/2004)
Accumulation unit value at beginning of period	$1.44	$1.17	$1.19	$1.18	$1.29	$1.06	$0.94	$1.19	$1.16	$0.88
Accumulation unit value at end of period	$1.09	$1.44	$1.17	$1.19	$1.18	$1.29	$1.06	$0.94	$1.19	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	514	580	694	810	1,047	1,363	2,109	2,600	2,633	4,547
AB VPS Large Cap Growth Portfolio (Class B) (5/1/2000)
Accumulation unit value at beginning of period	$1.45	$1.12	$1.11	$1.02	$0.91	$0.67	$0.59	$0.62	$0.57	$0.42
Accumulation unit value at end of period	$1.46	$1.45	$1.12	$1.11	$1.02	$0.91	$0.67	$0.59	$0.62	$0.57
Number of accumulation units outstanding at end of period (000 omitted)	4	11	20	21	22	24	176	177	301	308
American Century VP Inflation Protection, Class II (4/30/2004)
Accumulation unit value at beginning of period	$1.34	$1.31	$1.27	$1.32	$1.30	$1.44	$1.36	$1.24	$1.20	$1.10
Accumulation unit value at end of period	$1.28	$1.34	$1.31	$1.27	$1.32	$1.30	$1.44	$1.36	$1.24	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	869	1,097	1,085	1,378	1,661	2,269	2,628	3,241	4,250	4,292
American Century VP International, Class II (4/30/2004)
Accumulation unit value at beginning of period	$1.95	$1.51	$1.62	$1.64	$1.76	$1.46	$1.23	$1.42	$1.27	$0.97
Accumulation unit value at end of period	$1.62	$1.95	$1.51	$1.62	$1.64	$1.76	$1.46	$1.23	$1.42	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Mid Cap Value, Class II (5/1/2007)
Accumulation unit value at beginning of period	$2.11	$1.92	$1.59	$1.64	$1.43	$1.12	$0.98	$1.00	$0.85	$0.67
Accumulation unit value at end of period	$1.81	$2.11	$1.92	$1.59	$1.64	$1.43	$1.12	$0.98	$1.00	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	28	29	29	29	1	1	1	1	1	1
American Century VP Ultra®, Class II (4/30/2004)
Accumulation unit value at beginning of period	$2.39	$1.84	$1.79	$1.71	$1.58	$1.17	$1.05	$1.05	$0.92	$0.70
Accumulation unit value at end of period	$2.37	$2.39	$1.84	$1.79	$1.71	$1.58	$1.17	$1.05	$1.05	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	157	185	227	308	421	651	1,039	1,394	1,715	1,869
American Century VP Value, Class II (4/30/2004)
Accumulation unit value at beginning of period	$2.25	$2.10	$1.77	$1.88	$1.69	$1.30	$1.15	$1.16	$1.04	$0.88
Accumulation unit value at end of period	$2.01	$2.25	$2.10	$1.77	$1.88	$1.69	$1.30	$1.15	$1.16	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	7	7	7	8	30	32	50	60	73	80
ClearBridge Variable Small Cap Growth Portfolio – Class I (5/1/2007)
Accumulation unit value at beginning of period	$2.19	$1.79	$1.72	$1.82	$1.78	$1.23	$1.04	$1.04	$0.85	$0.60
Accumulation unit value at end of period	$2.23	$2.19	$1.79	$1.72	$1.82	$1.78	$1.23	$1.04	$1.04	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	12	12	12	14	20	20
Columbia Variable Portfolio – Balanced Fund (Class 3) (5/1/2000)
Accumulation unit value at beginning of period	$1.72	$1.52	$1.45	$1.45	$1.33	$1.12	$0.99	$0.98	$0.89	$0.72
Accumulation unit value at end of period	$1.59	$1.72	$1.52	$1.45	$1.45	$1.33	$1.12	$0.99	$0.98	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	8	10	11	13	9	45	50	63	83	635
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (3/3/2000)
Accumulation unit value at beginning of period	$1.48	$1.21	$1.14	$1.15	$1.01	$0.77	$0.69	$0.66	$0.57	$0.47
Accumulation unit value at end of period	$1.41	$1.48	$1.21	$1.14	$1.15	$1.01	$0.77	$0.69	$0.66	$0.57
Number of accumulation units outstanding at end of period (000 omitted)	812	999	1,557	1,816	2,229	3,248	4,179	5,573	6,904	7,534
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (3/3/2000)
Accumulation unit value at beginning of period	$2.86	$2.54	$2.27	$2.37	$2.19	$1.75	$1.56	$1.67	$1.45	$1.15
Accumulation unit value at end of period	$2.65	$2.86	$2.54	$2.27	$2.37	$2.19	$1.75	$1.56	$1.67	$1.45
Number of accumulation units outstanding at end of period (000 omitted)	348	468	561	700	823	1,137	1,813	2,190	2,635	8,261
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.95	$2.04	$1.97	$2.20	$2.28	$2.36	$1.99	$2.55	$2.16	$1.26
Accumulation unit value at end of period	$2.28	$2.95	$2.04	$1.97	$2.20	$2.28	$2.36	$1.99	$2.55	$2.16
Number of accumulation units outstanding at end of period (000 omitted)	173	181	235	303	375	484	675	832	1,117	2,136
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (5/1/2000)
Accumulation unit value at beginning of period	$0.98	$0.99	$1.00	$1.02	$1.03	$1.05	$1.06	$1.08	$1.10	$1.11
Accumulation unit value at end of period	$0.97	$0.98	$0.99	$1.00	$1.02	$1.03	$1.05	$1.06	$1.08	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	1,867	2,375	2,569	924	1,495	1,635	1,955	2,784	2,902	4,792
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (3/3/2000)
Accumulation unit value at beginning of period	$2.24	$2.14	$1.94	$1.99	$1.95	$1.87	$1.64	$1.58	$1.40	$0.93
Accumulation unit value at end of period	$2.12	$2.24	$2.14	$1.94	$1.99	$1.95	$1.87	$1.64	$1.58	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	68	86	109	132	199	323	419	491	558	1,023
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (6/1/2004)
Accumulation unit value at beginning of period	$2.10	$2.00	$1.83	$1.88	$1.84	$1.78	$1.57	$1.50	$1.35	$0.96
Accumulation unit value at end of period	$1.99	$2.10	$2.00	$1.83	$1.88	$1.84	$1.78	$1.57	$1.50	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	117	141	144	24	33	42	83	121	150	4,434
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (5/1/2000)
Accumulation unit value at beginning of period	$1.66	$1.62	$1.57	$1.59	$1.54	$1.60	$1.51	$1.43	$1.34	$1.19
Accumulation unit value at end of period	$1.64	$1.66	$1.62	$1.57	$1.59	$1.54	$1.60	$1.51	$1.43	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	627	674	706	797	827	1,036	1,652	1,907	2,260	11,383

80	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (5/1/2000)
Accumulation unit value at beginning of period	$1.04	$0.82	$0.83	$0.77	$0.68	$0.53	$0.45	$0.47	$0.41	$0.30
Accumulation unit value at end of period	$0.98	$1.04	$0.82	$0.83	$0.77	$0.68	$0.53	$0.45	$0.47	$0.41
Number of accumulation units outstanding at end of period (000 omitted)	26	27	29	29	43	63	112	161	186	825
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (11/6/2003)
Accumulation unit value at beginning of period	$2.59	$2.17	$1.98	$1.99	$1.78	$1.37	$1.21	$1.21	$1.07	$0.86
Accumulation unit value at end of period	$2.43	$2.59	$2.17	$1.98	$1.99	$1.78	$1.37	$1.21	$1.21	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	255	261	266	350	380	466	498	519	596	634
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (8/30/2002)
Accumulation unit value at beginning of period	$2.72	$2.25	$2.23	$2.15	$2.03	$1.57	$1.44	$1.72	$1.38	$0.86
Accumulation unit value at end of period	$2.55	$2.72	$2.25	$2.23	$2.15	$2.03	$1.57	$1.44	$1.72	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	21	29	32	35	48	80	105	130	149	180
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.67	$1.50	$1.33	$1.42	$1.29	$0.95	$0.81	$0.90	$0.75	$0.54
Accumulation unit value at end of period	$1.43	$1.67	$1.50	$1.33	$1.42	$1.29	$0.95	$0.81	$0.90	$0.75
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	3	3	3	3	3	3
Columbia Variable Portfolio – Overseas Core Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.87	$1.49	$1.61	$1.56	$1.73	$1.44	$1.24	$1.44	$1.28	$1.02
Accumulation unit value at end of period	$1.54	$1.87	$1.49	$1.61	$1.56	$1.73	$1.44	$1.24	$1.44	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	9	9	9	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.54	$2.13	$1.81	$1.93	$1.76	$1.30	$1.11	$1.15	$0.97	$0.78
Accumulation unit value at end of period	$2.19	$2.54	$2.13	$1.81	$1.93	$1.76	$1.30	$1.11	$1.15	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	4	7	7	14
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (3/3/2000)
Accumulation unit value at beginning of period	$2.41	$2.18	$1.95	$2.04	$1.96	$1.34	$1.15	$1.28	$1.02	$0.74
Accumulation unit value at end of period	$2.08	$2.41	$2.18	$1.95	$2.04	$1.96	$1.34	$1.15	$1.28	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	17	20	22	26	27	42	75	93	147	368
Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (4/30/2004)
Accumulation unit value at beginning of period	$2.74	$2.44	$1.86	$2.02	$1.99	$1.51	$1.38	$1.49	$1.19	$0.97
Accumulation unit value at end of period	$2.21	$2.74	$2.44	$1.86	$2.02	$1.99	$1.51	$1.38	$1.49	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	19	21	22	24	33	33	47	64	86	3,809
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (3/3/2000)
Accumulation unit value at beginning of period	$1.26	$1.24	$1.23	$1.23	$1.18	$1.22	$1.22	$1.22	$1.21	$1.16
Accumulation unit value at end of period	$1.27	$1.26	$1.24	$1.23	$1.23	$1.18	$1.22	$1.22	$1.22	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	381	432	501	633	614	836	940	1,093	1,343	3,154
Credit Suisse Trust – Commodity Return Strategy Portfolio (5/1/2007)
Accumulation unit value at beginning of period	$0.47	$0.47	$0.43	$0.58	$0.71	$0.81	$0.84	$0.97	$0.85	$0.72
Accumulation unit value at end of period	$0.41	$0.47	$0.47	$0.43	$0.58	$0.71	$0.81	$0.84	$0.97	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	—	—	3	3	28	28	38	38	45	43
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.37	$1.35	$1.27	$1.31	$1.22	$1.31	$1.26	$1.16	$1.13	$1.08
Accumulation unit value at end of period	$1.34	$1.37	$1.35	$1.27	$1.31	$1.22	$1.31	$1.26	$1.16	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	54	59	55	63	95	119	219	301	395	8,017
CTIVP® – Loomis Sayles Growth Fund (Class 1) (4/29/2016)
Accumulation unit value at beginning of period	$1.38	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.38	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	49	74	72	—	—	—	—	—	—	—
CTIVP® – MFS® Blended Research® Core Equity Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.56	$1.31	$1.22	$1.23	$1.12	$0.88	$0.81	$0.85	$0.77	$0.60
Accumulation unit value at end of period	$1.41	$1.56	$1.31	$1.22	$1.23	$1.12	$0.88	$0.81	$0.85	$0.77
Number of accumulation units outstanding at end of period (000 omitted)	14	19	20	20	40	41	69	90	128	7,705
CTIVP® – Victory Sycamore Established Value Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.74	$2.41	$2.02	$2.05	$1.86	$1.39	$1.20	$1.31	$1.09	$0.81
Accumulation unit value at end of period	$2.43	$2.74	$2.41	$2.02	$2.05	$1.86	$1.39	$1.20	$1.31	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.63	$2.32	$2.05	$2.13	$1.94	$1.46	$1.24	$1.26	$1.01	$0.75
Accumulation unit value at end of period	$2.19	$2.63	$2.32	$2.05	$2.13	$1.94	$1.46	$1.24	$1.26	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	22	21	21	21	21	22	23	24	24	26
Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.95	$2.10	$2.04	$1.96	$1.87	$1.43	$1.26	$1.39	$1.09	$0.70
Accumulation unit value at end of period	$2.87	$2.95	$2.10	$2.04	$1.96	$1.87	$1.43	$1.26	$1.39	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	59	73	96	118	178	255	396	491	570	731

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	81

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
The Dreyfus Sustainable U.S. Equity Portfolio, Inc., Initial Shares (3/3/2000)
Accumulation unit value at beginning of period	$1.34	$1.18	$1.08	$1.14	$1.02	$0.77	$0.70	$0.70	$0.62	$0.47
Accumulation unit value at end of period	$1.26	$1.34	$1.18	$1.08	$1.14	$1.02	$0.77	$0.70	$0.70	$0.62
Number of accumulation units outstanding at end of period (000 omitted)	8	10	11	11	35	38	40	53	72	76
Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.24	$1.79	$1.69	$1.76	$1.66	$1.39	$1.29	$1.20	$1.06	$0.88
Accumulation unit value at end of period	$2.05	$2.24	$1.79	$1.69	$1.76	$1.66	$1.39	$1.29	$1.20	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	21	21	21
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.07	$0.86	$0.92	$0.93	$0.97	$0.84	$0.69	$0.82	$0.76	$0.62
Accumulation unit value at end of period	$0.89	$1.07	$0.86	$0.92	$0.93	$0.97	$0.84	$0.69	$0.82	$0.76
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	1	1	1	1	1	1
Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.41	$1.12	$1.15	$1.20	$1.35	$1.12	$1.01	$1.26	$1.23	$0.95
Accumulation unit value at end of period	$1.15	$1.41	$1.12	$1.15	$1.20	$1.35	$1.12	$1.01	$1.26	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	9	9	9	9	25	24	35	32	33	33
Eaton Vance VT Floating-Rate Income Fund – Initial Class (5/1/2007)
Accumulation unit value at beginning of period	$1.25	$1.22	$1.14	$1.17	$1.18	$1.15	$1.09	$1.08	$1.00	$0.71
Accumulation unit value at end of period	$1.23	$1.25	$1.22	$1.14	$1.17	$1.18	$1.15	$1.09	$1.08	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	23	26	35	36	47	48	193	252	282	3,476
Fidelity® VIP Balanced Portfolio Service Class 2 (3/1/2002)
Accumulation unit value at beginning of period	$2.17	$1.89	$1.80	$1.82	$1.68	$1.43	$1.26	$1.33	$1.15	$0.84
Accumulation unit value at end of period	$2.04	$2.17	$1.89	$1.80	$1.82	$1.68	$1.43	$1.26	$1.33	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	10	9	9	8	8	7	10	9	9	8
Fidelity® VIP Contrafund® Portfolio Service Class 2 (8/30/2002)
Accumulation unit value at beginning of period	$3.43	$2.87	$2.70	$2.73	$2.48	$1.92	$1.68	$1.76	$1.52	$1.14
Accumulation unit value at end of period	$3.16	$3.43	$2.87	$2.70	$2.73	$2.48	$1.92	$1.68	$1.76	$1.52
Number of accumulation units outstanding at end of period (000 omitted)	543	688	805	1,004	1,261	1,776	2,839	3,637	4,414	6,146
Fidelity® VIP Dynamic Capital Appreciation Portfolio Service Class 2 (5/1/2001)
Accumulation unit value at beginning of period	$2.81	$2.31	$2.28	$2.29	$2.10	$1.55	$1.28	$1.34	$1.15	$0.86
Accumulation unit value at end of period	$2.62	$2.81	$2.31	$2.28	$2.29	$2.10	$1.55	$1.28	$1.34	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	15	24	24	24	24	24	24	71	85
Fidelity® VIP Growth & Income Portfolio Service Class (5/1/2000)
Accumulation unit value at beginning of period	$2.06	$1.79	$1.57	$1.63	$1.50	$1.14	$0.98	$0.98	$0.86	$0.69
Accumulation unit value at end of period	$1.84	$2.06	$1.79	$1.57	$1.63	$1.50	$1.14	$0.98	$0.98	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	10	21	32	41	42	58	76	123	199	711
Fidelity® VIP Growth & Income Portfolio Service Class 2 (3/1/2002)
Accumulation unit value at beginning of period	$2.31	$2.01	$1.77	$1.84	$1.69	$1.29	$1.11	$1.11	$0.98	$0.79
Accumulation unit value at end of period	$2.07	$2.31	$2.01	$1.77	$1.84	$1.69	$1.29	$1.11	$1.11	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	16	16	19	19	19	19	19	30	31	66
Fidelity® VIP Growth Portfolio Service Class 2 (3/1/2002)
Accumulation unit value at beginning of period	$2.36	$1.78	$1.79	$1.70	$1.56	$1.16	$1.03	$1.05	$0.86	$0.68
Accumulation unit value at end of period	$2.31	$2.36	$1.78	$1.79	$1.70	$1.56	$1.16	$1.03	$1.05	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	46	61	59	60	63	67	94	107	115	152
Fidelity® VIP High Income Portfolio Service Class 2 (5/1/2001)
Accumulation unit value at beginning of period	$2.16	$2.05	$1.82	$1.92	$1.94	$1.86	$1.66	$1.62	$1.45	$1.02
Accumulation unit value at end of period	$2.05	$2.16	$2.05	$1.82	$1.92	$1.94	$1.86	$1.66	$1.62	$1.45
Number of accumulation units outstanding at end of period (000 omitted)	26	26	26	27	30	30	49	68	94	131
Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.42	$1.38	$1.35	$1.38	$1.32	$1.37	$1.32	$1.25	$1.18	$1.04
Accumulation unit value at end of period	$1.39	$1.42	$1.38	$1.35	$1.38	$1.32	$1.37	$1.32	$1.25	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	317	381	444	585	720	1,089	1,405	1,678	2,077	6,650
Fidelity® VIP Mid Cap Portfolio Service Class (5/1/2000)
Accumulation unit value at beginning of period	$4.40	$3.70	$3.35	$3.45	$3.30	$2.46	$2.18	$2.48	$1.95	$1.42
Accumulation unit value at end of period	$3.70	$4.40	$3.70	$3.35	$3.45	$3.30	$2.46	$2.18	$2.48	$1.95
Number of accumulation units outstanding at end of period (000 omitted)	15	13	16	18	21	48	215	257	288	378
Fidelity® VIP Mid Cap Portfolio Service Class 2 (5/1/2001)
Accumulation unit value at beginning of period	$4.20	$3.54	$3.21	$3.31	$3.17	$2.37	$2.10	$2.39	$1.89	$1.37
Accumulation unit value at end of period	$3.53	$4.20	$3.54	$3.21	$3.31	$3.17	$2.37	$2.10	$2.39	$1.89
Number of accumulation units outstanding at end of period (000 omitted)	192	222	243	303	353	428	614	783	924	2,211
Fidelity® VIP Overseas Portfolio Service Class (5/1/2000)
Accumulation unit value at beginning of period	$1.35	$1.05	$1.13	$1.11	$1.22	$0.95	$0.80	$0.98	$0.88	$0.71
Accumulation unit value at end of period	$1.13	$1.35	$1.05	$1.13	$1.11	$1.22	$0.95	$0.80	$0.98	$0.88
Number of accumulation units outstanding at end of period (000 omitted)	9	9	11	35	35	55	56	58	76	126

82	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Fidelity® VIP Overseas Portfolio Service Class 2 (11/6/2003)
Accumulation unit value at beginning of period	$1.96	$1.53	$1.64	$1.61	$1.78	$1.39	$1.17	$1.44	$1.29	$1.04
Accumulation unit value at end of period	$1.64	$1.96	$1.53	$1.64	$1.61	$1.78	$1.39	$1.17	$1.44	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	155	178	213	231	341	461	703	934	976	1,399
Franklin Global Real Estate VIP Fund – Class 2 (3/3/2000)
Accumulation unit value at beginning of period	$2.56	$2.35	$2.38	$2.40	$2.12	$2.10	$1.67	$1.80	$1.51	$1.29
Accumulation unit value at end of period	$2.35	$2.56	$2.35	$2.38	$2.40	$2.12	$2.10	$1.67	$1.80	$1.51
Number of accumulation units outstanding at end of period (000 omitted)	34	46	56	96	103	111	137	168	188	320
Franklin Income VIP Fund – Class 2 (3/3/2000)
Accumulation unit value at beginning of period	$2.47	$2.29	$2.04	$2.22	$2.16	$1.92	$1.73	$1.72	$1.55	$1.16
Accumulation unit value at end of period	$2.33	$2.47	$2.29	$2.04	$2.22	$2.16	$1.92	$1.73	$1.72	$1.55
Number of accumulation units outstanding at end of period (000 omitted)	316	450	542	672	1,019	1,159	1,417	1,752	2,124	2,648
Franklin Mutual Shares VIP Fund – Class 2 (3/3/2000)
Accumulation unit value at beginning of period	$2.54	$2.38	$2.08	$2.23	$2.11	$1.67	$1.48	$1.52	$1.39	$1.12
Accumulation unit value at end of period	$2.28	$2.54	$2.38	$2.08	$2.23	$2.11	$1.67	$1.48	$1.52	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	702	776	839	959	1,144	1,368	1,767	2,261	2,741	3,891
Franklin Rising Dividends VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.47	$2.08	$1.82	$1.91	$1.79	$1.40	$1.27	$1.22	$1.02	$0.88
Accumulation unit value at end of period	$2.31	$2.47	$2.08	$1.82	$1.91	$1.79	$1.40	$1.27	$1.22	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	8	8	10	10	10	10	109	75	76	79
Franklin Small Cap Value VIP Fund – Class 2 (3/1/2002)
Accumulation unit value at beginning of period	$3.29	$3.02	$2.35	$2.58	$2.60	$1.94	$1.66	$1.75	$1.39	$1.09
Accumulation unit value at end of period	$2.82	$3.29	$3.02	$2.35	$2.58	$2.60	$1.94	$1.66	$1.75	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	83	84	87	98	125	136	140	167	186	257
Franklin Small-Mid Cap Growth VIP Fund – Class 2 (3/3/2000)
Accumulation unit value at beginning of period	$1.12	$0.93	$0.91	$0.95	$0.90	$0.66	$0.60	$0.64	$0.51	$0.36
Accumulation unit value at end of period	$1.04	$1.12	$0.93	$0.91	$0.95	$0.90	$0.66	$0.60	$0.64	$0.51
Number of accumulation units outstanding at end of period (000 omitted)	209	229	261	345	396	428	495	679	834	873
Goldman Sachs VIT International Equity Insights Fund – Institutional Shares (5/1/2000)
Accumulation unit value at beginning of period	$1.13	$0.90	$0.94	$0.95	$1.04	$0.85	$0.71	$0.85	$0.78	$0.62
Accumulation unit value at end of period	$0.93	$1.13	$0.90	$0.94	$0.95	$1.04	$0.85	$0.71	$0.85	$0.78
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	5	5	8	12
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (3/3/2000)
Accumulation unit value at beginning of period	$5.14	$4.70	$4.20	$4.69	$4.19	$3.20	$2.75	$2.98	$2.42	$1.84
Accumulation unit value at end of period	$4.54	$5.14	$4.70	$4.20	$4.69	$4.19	$3.20	$2.75	$2.98	$2.42
Number of accumulation units outstanding at end of period (000 omitted)	166	197	214	266	317	441	655	882	1,103	2,008
Goldman Sachs VIT Strategic Growth Fund – Institutional Shares (5/1/2000)
Accumulation unit value at beginning of period	$1.76	$1.37	$1.36	$1.33	$1.19	$0.91	$0.77	$0.81	$0.74	$0.51
Accumulation unit value at end of period	$1.71	$1.76	$1.37	$1.36	$1.33	$1.19	$0.91	$0.77	$0.81	$0.74
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	33	33	35	42	44	48	87
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (3/3/2000)
Accumulation unit value at beginning of period	$1.94	$1.58	$1.45	$1.47	$1.29	$0.95	$0.84	$0.82	$0.74	$0.62
Accumulation unit value at end of period	$1.79	$1.94	$1.58	$1.45	$1.47	$1.29	$0.95	$0.84	$0.82	$0.74
Number of accumulation units outstanding at end of period (000 omitted)	34	37	418	431	476	493	572	632	756	882
Invesco V.I. American Franchise Fund, Series I Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.86	$1.48	$1.47	$1.42	$1.33	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$1.77	$1.86	$1.48	$1.47	$1.42	$1.33	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	87	108	438	481	500	567	672	—	—	—
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.83	$1.47	$1.46	$1.41	$1.33	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$1.74	$1.83	$1.47	$1.46	$1.41	$1.33	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	28	28	29	31	40	43	48	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (8/30/2002)
Accumulation unit value at beginning of period	$3.01	$2.60	$2.25	$2.44	$2.27	$1.70	$1.45	$1.50	$1.32	$1.04
Accumulation unit value at end of period	$2.59	$3.01	$2.60	$2.25	$2.44	$2.27	$1.70	$1.45	$1.50	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	636	792	909	1,187	1,479	2,145	3,411	4,655	5,505	7,578
Invesco V.I. Core Equity Fund, Series I Shares (4/28/2006)
Accumulation unit value at beginning of period	$1.82	$1.63	$1.50	$1.62	$1.52	$1.19	$1.06	$1.08	$1.00	$0.79
Accumulation unit value at end of period	$1.62	$1.82	$1.63	$1.50	$1.62	$1.52	$1.19	$1.06	$1.08	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	329	358	392	447	527	629	812	1,276	1,417	1,589
Invesco V.I. Core Equity Fund, Series II Shares (4/28/2006)
Accumulation unit value at beginning of period	$1.77	$1.59	$1.47	$1.58	$1.49	$1.17	$1.05	$1.07	$0.99	$0.79
Accumulation unit value at end of period	$1.57	$1.77	$1.59	$1.47	$1.58	$1.49	$1.17	$1.05	$1.07	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	304	310	346	346	346	346	—	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	83

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Invesco V.I. Growth and Income Fund, Series II Shares (8/30/2002)
Accumulation unit value at beginning of period	$2.98	$2.65	$2.26	$2.37	$2.19	$1.66	$1.47	$1.53	$1.38	$1.13
Accumulation unit value at end of period	$2.54	$2.98	$2.65	$2.26	$2.37	$2.19	$1.66	$1.47	$1.53	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	11	11	11	2	2	2	25	46	53	49
Invesco V.I. Health Care Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.86	$1.63	$1.87	$1.85	$1.57	$1.14	$0.96	$0.94	$0.91	$0.72
Accumulation unit value at end of period	$1.84	$1.86	$1.63	$1.87	$1.85	$1.57	$1.14	$0.96	$0.94	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	15	15	16	16	—	—	—	—	6	6
Invesco V.I. International Growth Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.22	$1.01	$1.04	$1.08	$1.09	$0.94	$0.82	$0.90	$0.81	$0.61
Accumulation unit value at end of period	$1.02	$1.22	$1.01	$1.04	$1.08	$1.09	$0.94	$0.82	$0.90	$0.81
Number of accumulation units outstanding at end of period (000 omitted)	19	20	22	47	70	70	91	105	130	6,050
Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.09	$1.85	$1.66	$1.76	$1.71	$1.36	$1.24	$1.35	$1.20	$0.94
Accumulation unit value at end of period	$1.82	$2.09	$1.85	$1.66	$1.76	$1.71	$1.36	$1.24	$1.35	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	28	30	33	45	71	104	157	226	257	284
Invesco V.I. Mid Cap Growth Fund, Series I Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.67	$1.38	$1.39	$1.40	$1.31	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$1.55	$1.67	$1.38	$1.39	$1.40	$1.31	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	4	9	9	9	9	26	—	—	—
Invesco V.I. Mid Cap Growth Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.65	$1.37	$1.38	$1.39	$1.31	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$1.53	$1.65	$1.37	$1.38	$1.39	$1.31	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	6	6	6	6	6	7	—	—	—
Invesco V.I. Value Opportunities Fund, Series II Shares (7/31/2002)
Accumulation unit value at beginning of period	$2.05	$1.77	$1.53	$1.73	$1.65	$1.26	$1.09	$1.14	$1.08	$0.75
Accumulation unit value at end of period	$1.63	$2.05	$1.77	$1.53	$1.73	$1.65	$1.26	$1.09	$1.14	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	132	139	161	214	322	461	655	1,067	1,225	1,348
Janus Henderson VIT Enterprise Portfolio: Service Shares (5/1/2000)
Accumulation unit value at beginning of period	$1.52	$1.21	$1.10	$1.07	$0.97	$0.75	$0.65	$0.67	$0.54	$0.38
Accumulation unit value at end of period	$1.48	$1.52	$1.21	$1.10	$1.07	$0.97	$0.75	$0.65	$0.67	$0.54
Number of accumulation units outstanding at end of period (000 omitted)	13	13	13	13	13	61	64	64	142	143
Janus Henderson VIT Global Technology Portfolio: Service Shares (5/1/2000)
Accumulation unit value at beginning of period	$1.28	$0.90	$0.80	$0.78	$0.72	$0.54	$0.46	$0.51	$0.42	$0.27
Accumulation unit value at end of period	$1.27	$1.28	$0.90	$0.80	$0.78	$0.72	$0.54	$0.46	$0.51	$0.42
Number of accumulation units outstanding at end of period (000 omitted)	13	13	14	14	15	16	17	18	46	49
Janus Henderson VIT Overseas Portfolio: Service Shares (5/1/2000)
Accumulation unit value at beginning of period	$1.27	$0.99	$1.07	$1.19	$1.38	$1.22	$1.10	$1.65	$1.34	$0.76
Accumulation unit value at end of period	$1.06	$1.27	$0.99	$1.07	$1.19	$1.38	$1.22	$1.10	$1.65	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	33	34	37	38	38	65	111	144	182	193
Janus Henderson VIT Research Portfolio: Service Shares (5/1/2000)
Accumulation unit value at beginning of period	$1.30	$1.04	$1.05	$1.01	$0.91	$0.71	$0.61	$0.66	$0.58	$0.44
Accumulation unit value at end of period	$1.25	$1.30	$1.04	$1.05	$1.01	$0.91	$0.71	$0.61	$0.66	$0.58
Number of accumulation units outstanding at end of period (000 omitted)	129	139	138	139	166	212	429	614	735	9,654
JPMorgan Insurance Trust U.S. Equity Portfolio – Class 1 Shares (4/24/2009)
Accumulation unit value at beginning of period	$3.27	$2.71	$2.48	$2.50	$2.23	$1.66	$1.43	$1.48	$1.32	$1.00
Accumulation unit value at end of period	$3.02	$3.27	$2.71	$2.48	$2.50	$2.23	$1.66	$1.43	$1.48	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	37	56	64	67	75	97	85	95	98	168
Lazard Retirement International Equity Portfolio – Service Shares (5/1/2000)
Accumulation unit value at beginning of period	$1.39	$1.16	$1.23	$1.22	$1.30	$1.09	$0.91	$1.00	$0.95	$0.80
Accumulation unit value at end of period	$1.18	$1.39	$1.16	$1.23	$1.22	$1.30	$1.09	$0.91	$1.00	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	15	16	20	27	30	30	75
Lazard Retirement US Equity Select Portfolio – Service Shares (5/1/2000)
Accumulation unit value at beginning of period	$1.94	$1.66	$1.54	$1.66	$1.47	$1.16	$1.04	$1.03	$0.93	$0.74
Accumulation unit value at end of period	$1.84	$1.94	$1.66	$1.54	$1.66	$1.47	$1.16	$1.04	$1.03	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	1	5	24	49	52	51
LVIP Baron Growth Opportunities Fund – Service Class (5/1/2000)
Accumulation unit value at beginning of period	$3.53	$2.82	$2.71	$2.89	$2.80	$2.03	$1.74	$1.70	$1.36	$1.00
Accumulation unit value at end of period	$3.34	$3.53	$2.82	$2.71	$2.89	$2.80	$2.03	$1.74	$1.70	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	6	6	7	8	9	10	17	26	35	306
MFS® Investors Trust Series – Initial Class (3/3/2000)
Accumulation unit value at beginning of period	$2.06	$1.70	$1.59	$1.61	$1.47	$1.13	$0.96	$1.00	$0.91	$0.73
Accumulation unit value at end of period	$1.92	$2.06	$1.70	$1.59	$1.61	$1.47	$1.13	$0.96	$1.00	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	228	257	267	269	291	296	357	426	538	694

84	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
MFS® Investors Trust Series – Service Class (3/1/2002)
Accumulation unit value at beginning of period	$2.41	$1.99	$1.86	$1.89	$1.73	$1.34	$1.14	$1.19	$1.09	$0.87
Accumulation unit value at end of period	$2.24	$2.41	$1.99	$1.86	$1.89	$1.73	$1.34	$1.14	$1.19	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (3/27/2015)
Accumulation unit value at beginning of period	$1.28	$1.01	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.28	$1.01	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	—	—	—	—	—	—
MFS® New Discovery Series – Initial Class (5/1/2000)
Accumulation unit value at beginning of period	$2.18	$1.75	$1.63	$1.68	$1.84	$1.32	$1.11	$1.25	$0.93	$0.58
Accumulation unit value at end of period	$2.12	$2.18	$1.75	$1.63	$1.68	$1.84	$1.32	$1.11	$1.25	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	8	9	11	13	13	16	19	34	58	71
MFS® New Discovery Series – Service Class (3/1/2002)
Accumulation unit value at beginning of period	$2.56	$2.06	$1.92	$1.99	$2.19	$1.57	$1.32	$1.50	$1.12	$0.70
Accumulation unit value at end of period	$2.48	$2.56	$2.06	$1.92	$1.99	$2.19	$1.57	$1.32	$1.50	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	23	23	23	27	27	26	33	33	39	39
MFS® Research Series – Initial Class (5/1/2000)
Accumulation unit value at beginning of period	$1.80	$1.48	$1.38	$1.39	$1.28	$0.98	$0.85	$0.87	$0.76	$0.59
Accumulation unit value at end of period	$1.69	$1.80	$1.48	$1.38	$1.39	$1.28	$0.98	$0.85	$0.87	$0.76
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	6	34	56	57	95	99
MFS® Total Return Series – Service Class (3/1/2002)
Accumulation unit value at beginning of period	$2.00	$1.81	$1.69	$1.72	$1.62	$1.38	$1.26	$1.26	$1.17	$1.01
Accumulation unit value at end of period	$1.85	$2.00	$1.81	$1.69	$1.72	$1.62	$1.38	$1.26	$1.26	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	214	239	248	301	338	354	479	628	735	806
MFS® Utilities Series – Initial Class (3/3/2000)
Accumulation unit value at beginning of period	$2.27	$2.01	$1.83	$2.17	$1.95	$1.65	$1.47	$1.40	$1.25	$0.95
Accumulation unit value at end of period	$2.26	$2.27	$2.01	$1.83	$2.17	$1.95	$1.65	$1.47	$1.40	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	97	109	144	206	320	361	356	462	601	896
MFS® Utilities Series – Service Class (3/1/2002)
Accumulation unit value at beginning of period	$3.86	$3.43	$3.13	$3.72	$3.36	$2.84	$2.54	$2.42	$2.17	$1.66
Accumulation unit value at end of period	$3.84	$3.86	$3.43	$3.13	$3.72	$3.36	$2.84	$2.54	$2.42	$2.17
Number of accumulation units outstanding at end of period (000 omitted)	23	23	23	26	28	40	48	51	66	73
Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.07	$0.99	$0.97	$1.00	$0.89	$0.88	$0.69	$0.78	$0.65	$0.46
Accumulation unit value at end of period	$0.97	$1.07	$0.99	$0.97	$1.00	$0.89	$0.88	$0.69	$0.78	$0.65
Number of accumulation units outstanding at end of period (000 omitted)	3	4	4	4	7	8	10	13	17	1,256
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.79	$1.31	$1.46	$1.58	$1.57	$1.16	$1.09	$1.19	$0.91	$0.59
Accumulation unit value at end of period	$1.95	$1.79	$1.31	$1.46	$1.58	$1.57	$1.16	$1.09	$1.19	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	10	10	10	10	16	16
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I Shares (8/30/2002)
Accumulation unit value at beginning of period	$3.65	$3.59	$3.41	$3.39	$2.65	$2.64	$2.31	$2.22	$1.73	$1.37
Accumulation unit value at end of period	$3.32	$3.65	$3.59	$3.41	$3.39	$2.65	$2.64	$2.31	$2.22	$1.73
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	—	—	41	41	41	49	57
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.79	$2.75	$2.62	$2.61	$2.05	$2.04	$1.80	$1.72	$1.35	$1.07
Accumulation unit value at end of period	$2.53	$2.79	$2.75	$2.62	$2.61	$2.05	$2.04	$1.80	$1.72	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	31	34	36	40	52	94	158	153	167	239
Oppenheimer Capital Appreciation Fund/VA, Service Shares* (8/30/2002)
Accumulation unit value at beginning of period	$2.52	$2.02	$2.10	$2.07	$1.82	$1.43	$1.27	$1.31	$1.22	$0.86
Accumulation unit value at end of period	$2.33	$2.52	$2.02	$2.10	$2.07	$1.82	$1.43	$1.27	$1.31	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	244	334	425	469	577	830	1,165	1,433	1,783	1,816
*Oppenheimer Capital Appreciation Fund/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Capital Appreciation Fund, Series II Shares on or about May 24, 2019.
Oppenheimer Global Fund/VA, Service Shares* (5/1/2002)
Accumulation unit value at beginning of period	$2.89	$2.15	$2.19	$2.14	$2.13	$1.71	$1.43	$1.59	$1.39	$1.01
Accumulation unit value at end of period	$2.47	$2.89	$2.15	$2.19	$2.14	$2.13	$1.71	$1.43	$1.59	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	78	104	117	129	171	191	254	411	599	736
*Oppenheimer Global Fund/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Global Fund, Series II Shares on or about May 24, 2019.
Oppenheimer Global Strategic Income Fund/VA, Service Shares* (5/1/2002)
Accumulation unit value at beginning of period	$1.87	$1.79	$1.71	$1.78	$1.76	$1.79	$1.61	$1.62	$1.44	$1.23
Accumulation unit value at end of period	$1.76	$1.87	$1.79	$1.71	$1.78	$1.76	$1.79	$1.61	$1.62	$1.44
Number of accumulation units outstanding at end of period (000 omitted)	413	479	533	653	872	1,108	1,378	1,900	2,281	7,979
*Oppenheimer Global Strategic Income Fund/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares on or about May 24, 2019.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	85

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares* (7/31/2002)
Accumulation unit value at beginning of period	$3.84	$3.42	$2.95	$3.19	$2.90	$2.10	$1.81	$1.88	$1.55	$1.15
Accumulation unit value at end of period	$3.39	$3.84	$3.42	$2.95	$3.19	$2.90	$2.10	$1.81	$1.88	$1.55
Number of accumulation units outstanding at end of period (000 omitted)	17	17	13	12	12	15	25	50	104	113
*Oppenheimer Main Street Small Cap Fund®/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares on or about May 24, 2019.
PIMCO VIT All Asset Portfolio, Advisor Class (5/1/2007)
Accumulation unit value at beginning of period	$1.40	$1.26	$1.13	$1.26	$1.28	$1.30	$1.15	$1.14	$1.02	$0.86
Accumulation unit value at end of period	$1.31	$1.40	$1.26	$1.13	$1.26	$1.28	$1.30	$1.15	$1.14	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	17	21	47	48	54	71	88	135	191	3,480
Putnam VT Equity Income Fund – Class IB Shares (5/12/2017)
Accumulation unit value at beginning of period	$1.12	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.12	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19	24	—	—	—	—	—	—	—	—
Putnam VT Global Health Care Fund – Class IB Shares (5/1/2002)
Accumulation unit value at beginning of period	$2.53	$2.22	$2.55	$2.40	$1.91	$1.37	$1.13	$1.17	$1.15	$0.93
Accumulation unit value at end of period	$2.47	$2.53	$2.22	$2.55	$2.40	$1.91	$1.37	$1.13	$1.17	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	48	56	56	54	59	121	138	162	167	186
Putnam VT Income Fund – Class IB Shares (3/1/2002)
Accumulation unit value at beginning of period	$1.69	$1.62	$1.61	$1.66	$1.59	$1.58	$1.45	$1.40	$1.29	$0.90
Accumulation unit value at end of period	$1.67	$1.69	$1.62	$1.61	$1.66	$1.59	$1.58	$1.45	$1.40	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	9	13	16	18	26	16	16	16	16	15
Putnam VT International Equity Fund – Class IB Shares (3/3/2000)
Accumulation unit value at beginning of period	$1.01	$0.81	$0.85	$0.86	$0.93	$0.74	$0.62	$0.75	$0.69	$0.57
Accumulation unit value at end of period	$0.81	$1.01	$0.81	$0.85	$0.86	$0.93	$0.74	$0.62	$0.75	$0.69
Number of accumulation units outstanding at end of period (000 omitted)	127	183	220	369	474	552	638	791	966	1,115
Putnam VT Research Fund – Class IB Shares (11/6/2003)
Accumulation unit value at beginning of period	$2.44	$2.01	$1.85	$1.91	$1.69	$1.28	$1.10	$1.14	$1.00	$0.76
Accumulation unit value at end of period	$2.29	$2.44	$2.01	$1.85	$1.91	$1.69	$1.28	$1.10	$1.14	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	5	5	5	5	6	6	6	6	6	6
Putnam VT Small Cap Value Fund – Class IB Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.29	$2.15	$1.71	$1.82	$1.78	$1.30	$1.12	$1.19	$0.96	$0.74
Accumulation unit value at end of period	$1.80	$2.29	$2.15	$1.71	$1.82	$1.78	$1.30	$1.12	$1.19	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	5	5	5	5	6	9	9	56	56	60
Putnam VT Sustainable Leaders Fund – Class IB Shares (9/24/2010)
Accumulation unit value at beginning of period	$2.42	$1.90	$1.79	$1.82	$1.63	$1.21	$1.06	$1.13	$1.00	—
Accumulation unit value at end of period	$2.35	$2.42	$1.90	$1.79	$1.82	$1.63	$1.21	$1.06	$1.13	—
Number of accumulation units outstanding at end of period (000 omitted)	69	71	412	440	479	492	533	572	622	—
Royce Capital Fund – Micro-Cap Portfolio, Investment Class (5/1/2000)
Accumulation unit value at beginning of period	$3.34	$3.23	$2.74	$3.17	$3.34	$2.80	$2.64	$3.05	$2.39	$1.53
Accumulation unit value at end of period	$3.00	$3.34	$3.23	$2.74	$3.17	$3.34	$2.80	$2.64	$3.05	$2.39
Number of accumulation units outstanding at end of period (000 omitted)	16	17	17	17	18	28	30	64	90	167
Royce Capital Fund – Small-Cap Portfolio, Investment Class (5/1/2000)
Accumulation unit value at beginning of period	$4.08	$3.93	$3.30	$3.79	$3.73	$2.81	$2.54	$2.66	$2.24	$1.68
Accumulation unit value at end of period	$3.68	$4.08	$3.93	$3.30	$3.79	$3.73	$2.81	$2.54	$2.66	$2.24
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	12	13	24	45	75	99	130
Templeton Foreign VIP Fund – Class 2 (3/1/2002)
Accumulation unit value at beginning of period	$1.94	$1.68	$1.59	$1.73	$1.98	$1.63	$1.40	$1.59	$1.49	$1.10
Accumulation unit value at end of period	$1.61	$1.94	$1.68	$1.59	$1.73	$1.98	$1.63	$1.40	$1.59	$1.49
Number of accumulation units outstanding at end of period (000 omitted)	50	61	69	76	92	124	187	227	259	361
Templeton Global Bond VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.98	$1.97	$1.95	$2.07	$2.06	$2.06	$1.81	$1.86	$1.65	$1.41
Accumulation unit value at end of period	$1.99	$1.98	$1.97	$1.95	$2.07	$2.06	$2.06	$1.81	$1.86	$1.65
Number of accumulation units outstanding at end of period (000 omitted)	255	335	331	392	480	659	905	1,138	1,457	4,987
Templeton Growth VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.77	$1.52	$1.40	$1.52	$1.59	$1.24	$1.04	$1.13	$1.07	$0.83
Accumulation unit value at end of period	$1.49	$1.77	$1.52	$1.40	$1.52	$1.59	$1.24	$1.04	$1.13	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	7	7	33	33	52	55	128	137	188	250
Third Avenue Value Portfolio (5/1/2000)
Accumulation unit value at beginning of period	$2.95	$2.64	$2.38	$2.66	$2.58	$2.20	$1.76	$2.27	$2.02	$1.41
Accumulation unit value at end of period	$2.31	$2.95	$2.64	$2.38	$2.66	$2.58	$2.20	$1.76	$2.27	$2.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	12	12	22	34	48	58	114

86	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.77	$1.51	$1.44	$1.48	$1.42	$1.19	$1.07	$1.12	$1.00	—
Accumulation unit value at end of period	$1.59	$1.77	$1.51	$1.44	$1.48	$1.42	$1.19	$1.07	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	174	176	177	169	109	730	735	629	633	—
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.77	$1.51	$1.45	$1.48	$1.42	$1.20	$1.07	$1.12	$1.00	—
Accumulation unit value at end of period	$1.59	$1.77	$1.51	$1.45	$1.48	$1.42	$1.20	$1.07	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	1,241	1,255	1,301	1,581	1,669	2,928	4,141	4,865	5,346	—
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.24	$1.17	$1.15	$1.17	$1.14	$1.12	$1.06	$1.04	$1.00	—
Accumulation unit value at end of period	$1.18	$1.24	$1.17	$1.15	$1.17	$1.14	$1.12	$1.06	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	377	427	974	1,575	1,648	1,479	1,793	1,665	727	—
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.24	$1.17	$1.15	$1.17	$1.14	$1.12	$1.06	$1.04	$1.00	—
Accumulation unit value at end of period	$1.18	$1.24	$1.17	$1.15	$1.17	$1.14	$1.12	$1.06	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	1,189	1,318	1,816	2,547	3,568	5,301	6,667	8,597	10,042	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.08	$1.02	$1.00	$1.03	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.08	$1.02	$1.00	$1.03	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	426	347	415	349	401	112	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.12	$1.02	$1.01	$1.04	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.12	$1.02	$1.01	$1.04	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	719	895	698	662	577	53	—	—	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.19	$1.03	$1.01	$1.06	$1.03	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.08	$1.19	$1.03	$1.01	$1.06	$1.03	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	699	830	819	884	827	388	—	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.16	$1.03	$1.01	$1.05	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.08	$1.16	$1.03	$1.01	$1.05	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,324	6,546	7,649	7,628	6,564	1,282	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.50	$1.35	$1.31	$1.33	$1.29	$1.18	$1.08	$1.09	$1.00	—
Accumulation unit value at end of period	$1.40	$1.50	$1.35	$1.31	$1.33	$1.29	$1.18	$1.08	$1.09	—
Number of accumulation units outstanding at end of period (000 omitted)	1,255	1,458	1,711	1,992	2,645	2,643	2,686	2,769	2,491	—
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.50	$1.35	$1.31	$1.34	$1.29	$1.18	$1.08	$1.09	$1.00	—
Accumulation unit value at end of period	$1.40	$1.50	$1.35	$1.31	$1.34	$1.29	$1.18	$1.08	$1.09	—
Number of accumulation units outstanding at end of period (000 omitted)	9,107	11,661	12,960	16,221	22,017	30,673	40,161	50,020	60,332	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.63	$1.43	$1.38	$1.41	$1.36	$1.19	$1.08	$1.11	$1.00	—
Accumulation unit value at end of period	$1.50	$1.63	$1.43	$1.38	$1.41	$1.36	$1.19	$1.08	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	131	142	150	346	352	959	487	995	588	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.64	$1.43	$1.38	$1.41	$1.36	$1.19	$1.08	$1.11	$1.00	—
Accumulation unit value at end of period	$1.50	$1.64	$1.43	$1.38	$1.41	$1.36	$1.19	$1.08	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	2,293	2,641	3,510	4,045	6,337	10,099	13,410	19,570	22,516	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.36	$1.26	$1.23	$1.25	$1.21	$1.15	$1.07	$1.07	$1.00	—
Accumulation unit value at end of period	$1.29	$1.36	$1.26	$1.23	$1.25	$1.21	$1.15	$1.07	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	704	902	791	906	847	754	776	422	450	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.36	$1.26	$1.23	$1.25	$1.21	$1.15	$1.07	$1.07	$1.00	—
Accumulation unit value at end of period	$1.29	$1.36	$1.26	$1.23	$1.25	$1.21	$1.15	$1.07	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	3,111	3,802	4,580	5,272	6,187	9,121	11,206	13,114	14,826	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (5/1/2002)
Accumulation unit value at beginning of period	$2.67	$2.53	$2.04	$2.29	$2.28	$1.71	$1.53	$1.63	$1.33	$0.99
Accumulation unit value at end of period	$2.27	$2.67	$2.53	$2.04	$2.29	$2.28	$1.71	$1.53	$1.63	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	237	293	327	426	511	682	1,071	1,352	1,583	2,337
Wanger International (5/1/2000)
Accumulation unit value at beginning of period	$2.27	$1.73	$1.78	$1.81	$1.92	$1.59	$1.33	$1.58	$1.29	$0.87
Accumulation unit value at end of period	$1.84	$2.27	$1.73	$1.78	$1.81	$1.92	$1.59	$1.33	$1.58	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	187	190	228	294	377	547	778	1,032	1,138	2,663

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	87

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Wanger USA (5/1/2000)
Accumulation unit value at beginning of period	$3.71	$3.15	$2.81	$2.87	$2.78	$2.11	$1.79	$1.88	$1.55	$1.10
Accumulation unit value at end of period	$3.60	$3.71	$3.15	$2.81	$2.87	$2.78	$2.11	$1.79	$1.88	$1.55
Number of accumulation units outstanding at end of period (000 omitted)	83	115	139	175	243	345	574	757	924	2,016
Wells Fargo VT Index Asset Allocation Fund – Class 2 (3/3/2000)
Accumulation unit value at beginning of period	$2.02	$1.83	$1.72	$1.73	$1.48	$1.26	$1.13	$1.08	$0.97	$0.85
Accumulation unit value at end of period	$1.93	$2.02	$1.83	$1.72	$1.73	$1.48	$1.26	$1.13	$1.08	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	419	817	867	786	905	940	1,115	1,412	1,829	2,302
Wells Fargo VT International Equity Fund – Class 2 (7/31/2002)
Accumulation unit value at beginning of period	$2.17	$1.77	$1.74	$1.73	$1.86	$1.58	$1.41	$1.65	$1.43	$1.26
Accumulation unit value at end of period	$1.77	$2.17	$1.77	$1.74	$1.73	$1.86	$1.58	$1.41	$1.65	$1.43
Number of accumulation units outstanding at end of period (000 omitted)	147	180	217	237	316	352	529	620	690	848
Wells Fargo VT Omega Growth Fund – Class 2 (7/31/2002)
Accumulation unit value at beginning of period	$3.96	$2.99	$3.02	$3.02	$2.95	$2.14	$1.81	$1.94	$1.65	$1.17
Accumulation unit value at end of period	$3.91	$3.96	$2.99	$3.02	$3.02	$2.95	$2.14	$1.81	$1.94	$1.65
Number of accumulation units outstanding at end of period (000 omitted)	333	433	575	658	818	974	1,328	1,698	2,038	1,106
Wells Fargo VT Opportunity Fund – Class 2 (8/26/2011)
Accumulation unit value at beginning of period	$2.09	$1.76	$1.59	$1.67	$1.53	$1.19	$1.05	$1.00	—	—
Accumulation unit value at end of period	$1.91	$2.09	$1.76	$1.59	$1.67	$1.53	$1.19	$1.05	—	—
Number of accumulation units outstanding at end of period (000 omitted)	63	75	360	385	398	438	522	586	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (3/3/2000)
Accumulation unit value at beginning of period	$1.10	$0.88	$0.83	$0.87	$0.90	$0.61	$0.57	$0.61	$0.49	$0.32
Accumulation unit value at end of period	$1.09	$1.10	$0.88	$0.83	$0.87	$0.90	$0.61	$0.57	$0.61	$0.49
Number of accumulation units outstanding at end of period (000 omitted)	154	240	306	362	625	718	1,107	1,940	2,262	1,494

Variable account charges of 1.55% of the daily net assets of the variable account.

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AB VPS Balanced Wealth Strategy Portfolio (Class B) (9/26/2008)
Accumulation unit value at beginning of period	$1.64	$1.44	$1.40	$1.41	$1.33	$1.17	$1.04	$1.09	$1.01	$0.82
Accumulation unit value at end of period	$1.51	$1.64	$1.44	$1.40	$1.41	$1.33	$1.17	$1.04	$1.09	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	38	38	6	6	6	9	10	22	31	53
AB VPS Global Thematic Growth Portfolio (Class B) (1/29/2003)
Accumulation unit value at beginning of period	$2.37	$1.77	$1.81	$1.79	$1.74	$1.43	$1.29	$1.71	$1.46	$0.97
Accumulation unit value at end of period	$2.10	$2.37	$1.77	$1.81	$1.79	$1.74	$1.43	$1.29	$1.71	$1.46
Number of accumulation units outstanding at end of period (000 omitted)	69	76	77	77	79	104	104	180	177	185
AB VPS Growth and Income Portfolio (Class B) (1/29/2003)
Accumulation unit value at beginning of period	$2.99	$2.56	$2.34	$2.35	$2.18	$1.65	$1.43	$1.36	$1.23	$1.04
Accumulation unit value at end of period	$2.77	$2.99	$2.56	$2.34	$2.35	$2.18	$1.65	$1.43	$1.36	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	44	76	89	98	125	136	130	170	197	234
AB VPS International Value Portfolio (Class B) (4/30/2004)
Accumulation unit value at beginning of period	$1.43	$1.16	$1.19	$1.18	$1.28	$1.06	$0.94	$1.19	$1.16	$0.87
Accumulation unit value at end of period	$1.08	$1.43	$1.16	$1.19	$1.18	$1.28	$1.06	$0.94	$1.19	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	209	202	346	375	466	593	845	985	1,098	2,362
AB VPS Large Cap Growth Portfolio (Class B) (1/29/2003)
Accumulation unit value at beginning of period	$3.34	$2.58	$2.56	$2.34	$2.09	$1.55	$1.35	$1.42	$1.31	$0.97
Accumulation unit value at end of period	$3.36	$3.34	$2.58	$2.56	$2.34	$2.09	$1.55	$1.35	$1.42	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	36	37	40	63	68	70	74	96	99	254
American Century VP Inflation Protection, Class II (4/30/2004)
Accumulation unit value at beginning of period	$1.33	$1.30	$1.26	$1.32	$1.30	$1.44	$1.36	$1.24	$1.19	$1.10
Accumulation unit value at end of period	$1.27	$1.33	$1.30	$1.26	$1.32	$1.30	$1.44	$1.36	$1.24	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	357	399	540	659	765	1,031	1,063	1,273	1,802	1,933
American Century VP International, Class II (4/30/2004)
Accumulation unit value at beginning of period	$1.93	$1.50	$1.61	$1.63	$1.75	$1.46	$1.22	$1.41	$1.27	$0.96
Accumulation unit value at end of period	$1.61	$1.93	$1.50	$1.61	$1.63	$1.75	$1.46	$1.22	$1.41	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Mid Cap Value, Class II (5/1/2007)
Accumulation unit value at beginning of period	$2.10	$1.91	$1.58	$1.63	$1.43	$1.12	$0.98	$1.00	$0.85	$0.67
Accumulation unit value at end of period	$1.80	$2.10	$1.91	$1.58	$1.63	$1.43	$1.12	$0.98	$1.00	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Ultra®, Class II (4/30/2004)
Accumulation unit value at beginning of period	$2.37	$1.82	$1.78	$1.70	$1.57	$1.17	$1.04	$1.05	$0.92	$0.69
Accumulation unit value at end of period	$2.35	$2.37	$1.82	$1.78	$1.70	$1.57	$1.17	$1.04	$1.05	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	58	72	96	102	136	231	327	443	578	651

88	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
American Century VP Value, Class II (4/30/2004)
Accumulation unit value at beginning of period	$2.24	$2.09	$1.77	$1.87	$1.68	$1.30	$1.15	$1.16	$1.04	$0.88
Accumulation unit value at end of period	$2.00	$2.24	$2.09	$1.77	$1.87	$1.68	$1.30	$1.15	$1.16	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	1	18	19
ClearBridge Variable Small Cap Growth Portfolio – Class I (5/1/2007)
Accumulation unit value at beginning of period	$2.18	$1.78	$1.71	$1.82	$1.77	$1.22	$1.04	$1.04	$0.85	$0.60
Accumulation unit value at end of period	$2.22	$2.18	$1.78	$1.71	$1.82	$1.77	$1.22	$1.04	$1.04	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.28	$1.86	$1.75	$1.77	$1.56	$1.18	$1.06	$1.02	$0.88	$0.72
Accumulation unit value at end of period	$2.16	$2.28	$1.86	$1.75	$1.77	$1.56	$1.18	$1.06	$1.02	$0.88
Number of accumulation units outstanding at end of period (000 omitted)	182	219	386	468	559	743	1,004	1,308	1,843	2,052
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (1/29/2003)
Accumulation unit value at beginning of period	$3.41	$3.03	$2.71	$2.84	$2.62	$2.10	$1.87	$2.00	$1.74	$1.39
Accumulation unit value at end of period	$3.16	$3.41	$3.03	$2.71	$2.84	$2.62	$2.10	$1.87	$2.00	$1.74
Number of accumulation units outstanding at end of period (000 omitted)	149	165	190	222	269	414	581	733	944	3,871
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.93	$2.03	$1.96	$2.19	$2.27	$2.35	$1.98	$2.55	$2.16	$1.26
Accumulation unit value at end of period	$2.26	$2.93	$2.03	$1.96	$2.19	$2.27	$2.35	$1.98	$2.55	$2.16
Number of accumulation units outstanding at end of period (000 omitted)	79	74	114	130	145	193	223	287	312	959
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (1/29/2003)
Accumulation unit value at beginning of period	$0.93	$0.94	$0.95	$0.97	$0.98	$1.00	$1.01	$1.03	$1.05	$1.06
Accumulation unit value at end of period	$0.93	$0.93	$0.94	$0.95	$0.97	$0.98	$1.00	$1.01	$1.03	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	2,589	2,796	3,076	2,399	2,454	2,642	2,899	3,507	4,248	4,950
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.16	$2.06	$1.87	$1.92	$1.88	$1.80	$1.58	$1.52	$1.36	$0.89
Accumulation unit value at end of period	$2.04	$2.16	$2.06	$1.87	$1.92	$1.88	$1.80	$1.58	$1.52	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	16	18	19	26	41	57	76	93	137	416
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (6/1/2004)
Accumulation unit value at beginning of period	$2.08	$1.99	$1.82	$1.87	$1.83	$1.77	$1.57	$1.50	$1.34	$0.96
Accumulation unit value at end of period	$1.97	$2.08	$1.99	$1.82	$1.87	$1.83	$1.77	$1.57	$1.50	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	50	59	79	25	33	40	48	54	82	2,633
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (1/29/2003)
Accumulation unit value at beginning of period	$1.44	$1.41	$1.37	$1.39	$1.34	$1.40	$1.32	$1.25	$1.18	$1.04
Accumulation unit value at end of period	$1.42	$1.44	$1.41	$1.37	$1.39	$1.34	$1.40	$1.32	$1.25	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	222	228	244	289	382	489	566	648	906	6,388
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (1/29/2003)
Accumulation unit value at beginning of period	$2.88	$2.29	$2.30	$2.14	$1.91	$1.49	$1.26	$1.32	$1.14	$0.85
Accumulation unit value at end of period	$2.72	$2.88	$2.29	$2.30	$2.14	$1.91	$1.49	$1.26	$1.32	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	5	6	6	7	9	10	14	18	32	104
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (1/29/2003)
Accumulation unit value at beginning of period	$3.14	$2.63	$2.39	$2.41	$2.16	$1.67	$1.46	$1.46	$1.30	$1.04
Accumulation unit value at end of period	$2.94	$3.14	$2.63	$2.39	$2.41	$2.16	$1.67	$1.46	$1.46	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	194	199	204	205	226	259	268	391	500	420
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (1/29/2003)
Accumulation unit value at beginning of period	$2.77	$2.29	$2.28	$2.19	$2.08	$1.61	$1.47	$1.76	$1.41	$0.88
Accumulation unit value at end of period	$2.60	$2.77	$2.29	$2.28	$2.19	$2.08	$1.61	$1.47	$1.76	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	9	11	27	31	40	45	62	99	120	140
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.66	$1.49	$1.33	$1.42	$1.28	$0.95	$0.81	$0.90	$0.75	$0.54
Accumulation unit value at end of period	$1.42	$1.66	$1.49	$1.33	$1.42	$1.28	$0.95	$0.81	$0.90	$0.75
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Overseas Core Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.86	$1.48	$1.60	$1.55	$1.72	$1.43	$1.24	$1.43	$1.28	$1.02
Accumulation unit value at end of period	$1.53	$1.86	$1.48	$1.60	$1.55	$1.72	$1.43	$1.24	$1.43	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	1	1	1	1	1	1
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.52	$2.12	$1.80	$1.92	$1.75	$1.29	$1.11	$1.14	$0.96	$0.78
Accumulation unit value at end of period	$2.18	$2.52	$2.12	$1.80	$1.92	$1.75	$1.29	$1.11	$1.14	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	6	6	6	7	7	13	13	14	14	15
Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (4/30/2004)
Accumulation unit value at beginning of period	$2.72	$2.42	$1.85	$2.01	$1.98	$1.50	$1.37	$1.48	$1.19	$0.97
Accumulation unit value at end of period	$2.19	$2.72	$2.42	$1.85	$2.01	$1.98	$1.50	$1.37	$1.48	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	20	20	21	23	28	33	40	44	64	2,489

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	89

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (1/29/2003)
Accumulation unit value at beginning of period	$1.09	$1.07	$1.06	$1.07	$1.02	$1.06	$1.06	$1.06	$1.05	$1.01
Accumulation unit value at end of period	$1.09	$1.09	$1.07	$1.06	$1.07	$1.02	$1.06	$1.06	$1.06	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	128	140	160	199	229	426	520	536	816	1,906
Credit Suisse Trust – Commodity Return Strategy Portfolio (5/1/2007)
Accumulation unit value at beginning of period	$0.47	$0.47	$0.43	$0.58	$0.71	$0.80	$0.83	$0.97	$0.84	$0.72
Accumulation unit value at end of period	$0.41	$0.47	$0.47	$0.43	$0.58	$0.71	$0.80	$0.83	$0.97	$0.84
Number of accumulation units outstanding at end of period (000 omitted)	—	—	8	8	8	8	8	10	10	10
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.36	$1.35	$1.26	$1.30	$1.22	$1.31	$1.26	$1.16	$1.13	$1.07
Accumulation unit value at end of period	$1.33	$1.36	$1.35	$1.26	$1.30	$1.22	$1.31	$1.26	$1.16	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	27	29	34	48	72	92	106	132	197	4,718
CTIVP® – Loomis Sayles Growth Fund (Class 1) (4/29/2016)
Accumulation unit value at beginning of period	$1.38	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.38	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14	15	36	—	—	—	—	—	—	—
CTIVP® – MFS® Blended Research® Core Equity Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.55	$1.31	$1.21	$1.22	$1.11	$0.88	$0.81	$0.85	$0.77	$0.60
Accumulation unit value at end of period	$1.40	$1.55	$1.31	$1.21	$1.22	$1.11	$0.88	$0.81	$0.85	$0.77
Number of accumulation units outstanding at end of period (000 omitted)	7	8	10	15	28	41	57	60	84	4,994
CTIVP® – Victory Sycamore Established Value Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.72	$2.39	$2.01	$2.04	$1.85	$1.38	$1.20	$1.30	$1.09	$0.81
Accumulation unit value at end of period	$2.41	$2.72	$2.39	$2.01	$2.04	$1.85	$1.38	$1.20	$1.30	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	6	9	9	9	6	6	11
Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.62	$2.31	$2.04	$2.12	$1.93	$1.45	$1.24	$1.25	$1.00	$0.75
Accumulation unit value at end of period	$2.17	$2.62	$2.31	$2.04	$2.12	$1.93	$1.45	$1.24	$1.25	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.93	$2.09	$2.03	$1.95	$1.86	$1.42	$1.25	$1.38	$1.08	$0.70
Accumulation unit value at end of period	$2.85	$2.93	$2.09	$2.03	$1.95	$1.86	$1.42	$1.25	$1.38	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	22	25	41	46	61	91	133	178	222	291
Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.23	$1.78	$1.68	$1.75	$1.65	$1.39	$1.28	$1.20	$1.06	$0.88
Accumulation unit value at end of period	$2.04	$2.23	$1.78	$1.68	$1.75	$1.65	$1.39	$1.28	$1.20	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.07	$0.85	$0.92	$0.92	$0.96	$0.83	$0.69	$0.82	$0.76	$0.62
Accumulation unit value at end of period	$0.88	$1.07	$0.85	$0.92	$0.92	$0.96	$0.83	$0.69	$0.82	$0.76
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.40	$1.11	$1.14	$1.20	$1.35	$1.11	$1.01	$1.26	$1.23	$0.95
Accumulation unit value at end of period	$1.14	$1.40	$1.11	$1.14	$1.20	$1.35	$1.11	$1.01	$1.26	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Eaton Vance VT Floating-Rate Income Fund – Initial Class (5/1/2007)
Accumulation unit value at beginning of period	$1.24	$1.22	$1.13	$1.16	$1.17	$1.15	$1.09	$1.08	$1.00	$0.71
Accumulation unit value at end of period	$1.22	$1.24	$1.22	$1.13	$1.16	$1.17	$1.15	$1.09	$1.08	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	7	8	11	14	19	29	36	59	77	1,968
Fidelity® VIP Contrafund® Portfolio Service Class 2 (1/29/2003)
Accumulation unit value at beginning of period	$3.62	$3.03	$2.85	$2.88	$2.62	$2.03	$1.78	$1.86	$1.61	$1.21
Accumulation unit value at end of period	$3.33	$3.62	$3.03	$2.85	$2.88	$2.62	$2.03	$1.78	$1.86	$1.61
Number of accumulation units outstanding at end of period (000 omitted)	345	405	538	626	749	1,000	1,307	1,754	2,269	3,503
Fidelity® VIP Growth Portfolio Service Class 2 (1/29/2003)
Accumulation unit value at beginning of period	$3.31	$2.49	$2.52	$2.39	$2.19	$1.64	$1.45	$1.48	$1.21	$0.96
Accumulation unit value at end of period	$3.25	$3.31	$2.49	$2.52	$2.39	$2.19	$1.64	$1.45	$1.48	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	34	36	25	23	28	30	49	79	80	80
Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.41	$1.38	$1.34	$1.37	$1.32	$1.37	$1.31	$1.25	$1.18	$1.04
Accumulation unit value at end of period	$1.38	$1.41	$1.38	$1.34	$1.37	$1.32	$1.37	$1.31	$1.25	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	129	147	179	233	280	392	522	606	813	3,324
Fidelity® VIP Mid Cap Portfolio Service Class 2 (1/29/2003)
Accumulation unit value at beginning of period	$4.52	$3.81	$3.46	$3.57	$3.42	$2.55	$2.26	$2.58	$2.04	$1.48
Accumulation unit value at end of period	$3.79	$4.52	$3.81	$3.46	$3.57	$3.42	$2.55	$2.26	$2.58	$2.04
Number of accumulation units outstanding at end of period (000 omitted)	113	125	131	154	202	268	386	545	667	1,469

90	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Fidelity® VIP Overseas Portfolio Service Class 2 (1/29/2003)
Accumulation unit value at beginning of period	$2.63	$2.06	$2.20	$2.17	$2.40	$1.87	$1.58	$1.94	$1.75	$1.41
Accumulation unit value at end of period	$2.20	$2.63	$2.06	$2.20	$2.17	$2.40	$1.87	$1.58	$1.94	$1.75
Number of accumulation units outstanding at end of period (000 omitted)	60	70	126	134	161	193	262	360	396	621
Franklin Global Real Estate VIP Fund – Class 2 (1/29/2003)
Accumulation unit value at beginning of period	$2.10	$1.93	$1.95	$1.97	$1.74	$1.73	$1.38	$1.48	$1.25	$1.06
Accumulation unit value at end of period	$1.93	$2.10	$1.93	$1.95	$1.97	$1.74	$1.73	$1.38	$1.48	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	13	14	14	13	13	13	16	21	20	69
Franklin Income VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.97	$1.82	$1.62	$1.77	$1.72	$1.53	$1.38	$1.37	$1.24	$0.93
Accumulation unit value at end of period	$1.85	$1.97	$1.82	$1.62	$1.77	$1.72	$1.53	$1.38	$1.37	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	51	62	129	155	130	118
Franklin Mutual Shares VIP Fund – Class 2 (1/29/2003)
Accumulation unit value at beginning of period	$2.52	$2.37	$2.07	$2.21	$2.10	$1.66	$1.48	$1.51	$1.38	$1.11
Accumulation unit value at end of period	$2.26	$2.52	$2.37	$2.07	$2.21	$2.10	$1.66	$1.48	$1.51	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	411	490	551	662	722	865	1,002	1,129	1,540	2,039
Franklin Rising Dividends VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.45	$2.07	$1.81	$1.90	$1.78	$1.39	$1.26	$1.21	$1.02	$0.88
Accumulation unit value at end of period	$2.29	$2.45	$2.07	$1.81	$1.90	$1.78	$1.39	$1.26	$1.21	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Small Cap Value VIP Fund – Class 2 (1/29/2003)
Accumulation unit value at beginning of period	$3.92	$3.60	$2.81	$3.08	$3.11	$2.32	$1.99	$2.10	$1.66	$1.31
Accumulation unit value at end of period	$3.36	$3.92	$3.60	$2.81	$3.08	$3.11	$2.32	$1.99	$2.10	$1.66
Number of accumulation units outstanding at end of period (000 omitted)	118	134	143	168	176	207	217	223	259	298
Franklin Small-Mid Cap Growth VIP Fund – Class 2 (1/29/2003)
Accumulation unit value at beginning of period	$3.18	$2.66	$2.59	$2.71	$2.56	$1.88	$1.72	$1.84	$1.46	$1.03
Accumulation unit value at end of period	$2.96	$3.18	$2.66	$2.59	$2.71	$2.56	$1.88	$1.72	$1.84	$1.46
Number of accumulation units outstanding at end of period (000 omitted)	33	34	36	35	36	56	57	97	119	108
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.66	$2.43	$2.18	$2.43	$2.17	$1.66	$1.42	$1.55	$1.26	$0.96
Accumulation unit value at end of period	$2.35	$2.66	$2.43	$2.18	$2.43	$2.17	$1.66	$1.42	$1.55	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	77	85	120	140	167	244	368	487	617	1,575
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.81	$1.48	$1.36	$1.38	$1.21	$0.89	$0.79	$0.77	$0.69	$0.58
Accumulation unit value at end of period	$1.67	$1.81	$1.48	$1.36	$1.38	$1.21	$0.89	$0.79	$0.77	$0.69
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.83	$1.46	$1.46	$1.41	$1.33	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$1.73	$1.83	$1.46	$1.46	$1.41	$1.33	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	4	5	5	5	6	16	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (1/29/2003)
Accumulation unit value at beginning of period	$3.09	$2.67	$2.32	$2.51	$2.33	$1.75	$1.49	$1.55	$1.36	$1.08
Accumulation unit value at end of period	$2.67	$3.09	$2.67	$2.32	$2.51	$2.33	$1.75	$1.49	$1.55	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	253	279	443	525	622	872	1,278	1,697	2,199	3,548
Invesco V.I. Core Equity Fund, Series II Shares (4/28/2006)
Accumulation unit value at beginning of period	$1.76	$1.58	$1.46	$1.58	$1.49	$1.17	$1.05	$1.07	$0.99	$0.79
Accumulation unit value at end of period	$1.56	$1.76	$1.58	$1.46	$1.58	$1.49	$1.17	$1.05	$1.07	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	5	15	15	—
Invesco V.I. Growth and Income Fund, Series II Shares (1/29/2003)
Accumulation unit value at beginning of period	$3.16	$2.81	$2.39	$2.51	$2.32	$1.76	$1.56	$1.63	$1.47	$1.20
Accumulation unit value at end of period	$2.69	$3.16	$2.81	$2.39	$2.51	$2.32	$1.76	$1.56	$1.63	$1.47
Number of accumulation units outstanding at end of period (000 omitted)	8	27	27	27	27	38	68	91	107	117
Invesco V.I. Health Care Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.85	$1.62	$1.87	$1.84	$1.57	$1.14	$0.96	$0.94	$0.91	$0.72
Accumulation unit value at end of period	$1.83	$1.85	$1.62	$1.87	$1.84	$1.57	$1.14	$0.96	$0.94	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. International Growth Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.22	$1.01	$1.03	$1.08	$1.09	$0.93	$0.82	$0.90	$0.81	$0.61
Accumulation unit value at end of period	$1.02	$1.22	$1.01	$1.03	$1.08	$1.09	$0.93	$0.82	$0.90	$0.81
Number of accumulation units outstanding at end of period (000 omitted)	18	18	25	29	39	47	58	59	75	3,814
Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.08	$1.84	$1.65	$1.75	$1.71	$1.35	$1.24	$1.35	$1.20	$0.94
Accumulation unit value at end of period	$1.81	$2.08	$1.84	$1.65	$1.75	$1.71	$1.35	$1.24	$1.35	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	11	14	19	23	26	39	54	74	88	99

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	91

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Invesco V.I. Mid Cap Growth Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.64	$1.37	$1.38	$1.39	$1.31	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$1.52	$1.64	$1.37	$1.38	$1.39	$1.31	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17	17	18	18	16	19	14	—	—	—
Invesco V.I. Value Opportunities Fund, Series II Shares (1/29/2003)
Accumulation unit value at beginning of period	$2.20	$1.90	$1.64	$1.86	$1.78	$1.36	$1.17	$1.23	$1.17	$0.80
Accumulation unit value at end of period	$1.75	$2.20	$1.90	$1.64	$1.86	$1.78	$1.36	$1.17	$1.23	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	138	153	180	206	253	372	482	658	766	843
Janus Henderson VIT Research Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.86	$1.48	$1.50	$1.45	$1.30	$1.02	$0.87	$0.94	$0.84	$0.62
Accumulation unit value at end of period	$1.78	$1.86	$1.48	$1.50	$1.45	$1.30	$1.02	$0.87	$0.94	$0.84
Number of accumulation units outstanding at end of period (000 omitted)	5	6	18	22	33	42	55	61	94	4,026
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (3/27/2015)
Accumulation unit value at beginning of period	$1.28	$1.01	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.28	$1.01	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	41	43	46	48	—	—	—	—	—	—
MFS® New Discovery Series – Service Class (1/29/2003)
Accumulation unit value at beginning of period	$3.53	$2.84	$2.65	$2.75	$3.02	$2.17	$1.82	$2.07	$1.55	$0.96
Accumulation unit value at end of period	$3.42	$3.53	$2.84	$2.65	$2.75	$3.02	$2.17	$1.82	$2.07	$1.55
Number of accumulation units outstanding at end of period (000 omitted)	7	7	7	7	8	15	39	69	72	72
MFS® Total Return Series – Service Class (1/29/2003)
Accumulation unit value at beginning of period	$2.19	$1.98	$1.85	$1.89	$1.78	$1.52	$1.39	$1.39	$1.29	$1.11
Accumulation unit value at end of period	$2.03	$2.19	$1.98	$1.85	$1.89	$1.78	$1.52	$1.39	$1.39	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	438	476	501	568	722	696	874	986	1,298	1,781
MFS® Utilities Series – Service Class (1/29/2003)
Accumulation unit value at beginning of period	$4.51	$4.00	$3.65	$4.35	$3.93	$3.32	$2.98	$2.84	$2.54	$1.94
Accumulation unit value at end of period	$4.48	$4.51	$4.00	$3.65	$4.35	$3.93	$3.32	$2.98	$2.84	$2.54
Number of accumulation units outstanding at end of period (000 omitted)	10	11	12	16	17	18	38	37	51	67
Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.06	$0.98	$0.97	$1.00	$0.89	$0.88	$0.69	$0.78	$0.65	$0.46
Accumulation unit value at end of period	$0.96	$1.06	$0.98	$0.97	$1.00	$0.89	$0.88	$0.69	$0.78	$0.65
Number of accumulation units outstanding at end of period (000 omitted)	2	2	8	8	11	13	13	14	22	856
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.78	$1.31	$1.46	$1.57	$1.57	$1.16	$1.08	$1.19	$0.91	$0.59
Accumulation unit value at end of period	$1.94	$1.78	$1.31	$1.46	$1.57	$1.57	$1.16	$1.08	$1.19	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I Shares (1/29/2003)
Accumulation unit value at beginning of period	$3.96	$3.90	$3.71	$3.69	$2.89	$2.87	$2.52	$2.41	$1.89	$1.49
Accumulation unit value at end of period	$3.60	$3.96	$3.90	$3.71	$3.69	$2.89	$2.87	$2.52	$2.41	$1.89
Number of accumulation units outstanding at end of period (000 omitted)	1	2	2	2	2	2	2	2	16	27
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.77	$2.74	$2.61	$2.60	$2.04	$2.04	$1.79	$1.72	$1.35	$1.07
Accumulation unit value at end of period	$2.51	$2.77	$2.74	$2.61	$2.60	$2.04	$2.04	$1.79	$1.72	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	11	12	16	24	27	38	46	58	74	110
Oppenheimer Capital Appreciation Fund/VA, Service Shares* (1/29/2003)
Accumulation unit value at beginning of period	$2.63	$2.11	$2.20	$2.16	$1.91	$1.50	$1.34	$1.38	$1.28	$0.90
Accumulation unit value at end of period	$2.44	$2.63	$2.11	$2.20	$2.16	$1.91	$1.50	$1.34	$1.38	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	160	175	269	286	363	544	740	920	1,144	1,106
*Oppenheimer Capital Appreciation Fund/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Capital Appreciation Fund, Series II Shares on or about May 24, 2019.
Oppenheimer Global Fund/VA, Service Shares* (1/29/2003)
Accumulation unit value at beginning of period	$3.86	$2.88	$2.93	$2.87	$2.85	$2.28	$1.92	$2.13	$1.87	$1.36
Accumulation unit value at end of period	$3.29	$3.86	$2.88	$2.93	$2.87	$2.85	$2.28	$1.92	$2.13	$1.87
Number of accumulation units outstanding at end of period (000 omitted)	14	20	34	53	54	62	75	115	125	159
*Oppenheimer Global Fund/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Global Fund, Series II Shares on or about May 24, 2019.
Oppenheimer Global Strategic Income Fund/VA, Service Shares* (1/29/2003)
Accumulation unit value at beginning of period	$1.78	$1.71	$1.63	$1.70	$1.69	$1.72	$1.54	$1.56	$1.38	$1.18
Accumulation unit value at end of period	$1.68	$1.78	$1.71	$1.63	$1.70	$1.69	$1.72	$1.54	$1.56	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	462	529	554	631	730	1,004	1,213	1,391	2,225	6,038
*Oppenheimer Global Strategic Income Fund/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares on or about May 24, 2019.

92	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares* (1/29/2003)
Accumulation unit value at beginning of period	$4.06	$3.62	$3.13	$3.38	$3.08	$2.22	$1.92	$2.00	$1.65	$1.22
Accumulation unit value at end of period	$3.58	$4.06	$3.62	$3.13	$3.38	$3.08	$2.22	$1.92	$2.00	$1.65
Number of accumulation units outstanding at end of period (000 omitted)	32	33	36	45	49	58	59	117	136	197
*Oppenheimer Main Street Small Cap Fund®/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares on or about May 24, 2019.
PIMCO VIT All Asset Portfolio, Advisor Class (5/1/2007)
Accumulation unit value at beginning of period	$1.40	$1.25	$1.13	$1.26	$1.27	$1.29	$1.14	$1.14	$1.02	$0.86
Accumulation unit value at end of period	$1.30	$1.40	$1.25	$1.13	$1.26	$1.27	$1.29	$1.14	$1.14	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	6	6	15	19	24	33	40	53	98	2,141
Putnam VT Equity Income Fund – Class IB Shares (5/12/2017)
Accumulation unit value at beginning of period	$1.12	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.12	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	98	98	—	—	—	—	—	—	—	—
Putnam VT Global Health Care Fund – Class IB Shares (1/29/2003)
Accumulation unit value at beginning of period	$3.06	$2.69	$3.08	$2.90	$2.31	$1.66	$1.38	$1.41	$1.40	$1.13
Accumulation unit value at end of period	$2.99	$3.06	$2.69	$3.08	$2.90	$2.31	$1.66	$1.38	$1.41	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	3	12	12	13	16	18	19	20	27	37
Putnam VT International Equity Fund – Class IB Shares (1/29/2003)
Accumulation unit value at beginning of period	$2.25	$1.80	$1.88	$1.90	$2.08	$1.65	$1.37	$1.68	$1.55	$1.26
Accumulation unit value at end of period	$1.79	$2.25	$1.80	$1.88	$1.90	$2.08	$1.65	$1.37	$1.68	$1.55
Number of accumulation units outstanding at end of period (000 omitted)	83	109	109	120	129	154	174	213	252	352
Putnam VT Research Fund – Class IB Shares (1/29/2003)
Accumulation unit value at beginning of period	$2.91	$2.40	$2.21	$2.28	$2.02	$1.54	$1.32	$1.37	$1.20	$0.91
Accumulation unit value at end of period	$2.73	$2.91	$2.40	$2.21	$2.28	$2.02	$1.54	$1.32	$1.37	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	2
Putnam VT Small Cap Value Fund – Class IB Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.27	$2.14	$1.70	$1.81	$1.77	$1.29	$1.11	$1.19	$0.96	$0.74
Accumulation unit value at end of period	$1.79	$2.27	$2.14	$1.70	$1.81	$1.77	$1.29	$1.11	$1.19	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	1	2	6	7	9	10	11	12	13	16
Putnam VT Sustainable Leaders Fund – Class IB Shares (9/24/2010)
Accumulation unit value at beginning of period	$2.41	$1.90	$1.79	$1.82	$1.63	$1.21	$1.05	$1.13	$1.00	—
Accumulation unit value at end of period	$2.34	$2.41	$1.90	$1.79	$1.82	$1.63	$1.21	$1.05	$1.13	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	1	1	1	1	1	—
Templeton Foreign VIP Fund – Class 2 (1/29/2003)
Accumulation unit value at beginning of period	$2.36	$2.05	$1.95	$2.11	$2.42	$2.00	$1.71	$1.95	$1.83	$1.35
Accumulation unit value at end of period	$1.97	$2.36	$2.05	$1.95	$2.11	$2.42	$2.00	$1.71	$1.95	$1.83
Number of accumulation units outstanding at end of period (000 omitted)	58	70	91	105	123	188	230	281	330	321
Templeton Global Bond VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.97	$1.96	$1.94	$2.05	$2.05	$2.05	$1.81	$1.85	$1.64	$1.41
Accumulation unit value at end of period	$1.98	$1.97	$1.96	$1.94	$2.05	$2.05	$2.05	$1.81	$1.85	$1.64
Number of accumulation units outstanding at end of period (000 omitted)	100	115	175	203	254	334	427	538	772	2,669
Templeton Growth VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.76	$1.51	$1.40	$1.52	$1.58	$1.23	$1.03	$1.13	$1.07	$0.83
Accumulation unit value at end of period	$1.47	$1.76	$1.51	$1.40	$1.52	$1.58	$1.23	$1.03	$1.13	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	3	13	25	26	27	27
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.76	$1.50	$1.44	$1.47	$1.42	$1.19	$1.07	$1.12	$1.00	—
Accumulation unit value at end of period	$1.58	$1.76	$1.50	$1.44	$1.47	$1.42	$1.19	$1.07	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	321	523	529	589	600	842	1,236	1,231	1,266	—
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.76	$1.50	$1.44	$1.48	$1.42	$1.20	$1.07	$1.12	$1.00	—
Accumulation unit value at end of period	$1.58	$1.76	$1.50	$1.44	$1.48	$1.42	$1.20	$1.07	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	989	2,022	2,298	3,276	3,307	3,727	5,068	5,664	5,833	—
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.23	$1.17	$1.15	$1.17	$1.14	$1.12	$1.06	$1.04	$1.00	—
Accumulation unit value at end of period	$1.18	$1.23	$1.17	$1.15	$1.17	$1.14	$1.12	$1.06	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	1,290	1,337	1,554	1,695	2,672	2,949	3,017	2,957	2,428	—
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.23	$1.17	$1.15	$1.17	$1.13	$1.12	$1.06	$1.04	$1.00	—
Accumulation unit value at end of period	$1.18	$1.23	$1.17	$1.15	$1.17	$1.13	$1.12	$1.06	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	754	1,167	1,551	1,691	2,273	2,629	2,486	3,291	4,049	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	93

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Variable Portfolio – Managed Risk Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.04	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.04	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.08	$1.02	$1.00	$1.03	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.08	$1.02	$1.00	$1.03	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	420	103	20	21	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.12	$1.02	$1.01	$1.04	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.12	$1.02	$1.01	$1.04	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	498	352	543	291	303	156	—	—	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.19	$1.03	$1.01	$1.06	$1.03	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.08	$1.19	$1.03	$1.01	$1.06	$1.03	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,971	2,527	2,741	2,731	3,265	2,140	—	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.16	$1.03	$1.01	$1.05	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.16	$1.03	$1.01	$1.05	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,472	2,867	3,481	3,398	3,441	791	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.50	$1.34	$1.30	$1.33	$1.29	$1.17	$1.08	$1.09	$1.00	—
Accumulation unit value at end of period	$1.39	$1.50	$1.34	$1.30	$1.33	$1.29	$1.17	$1.08	$1.09	—
Number of accumulation units outstanding at end of period (000 omitted)	8,498	10,767	13,283	19,020	25,187	25,933	27,016	27,920	24,757	—
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.50	$1.35	$1.31	$1.33	$1.29	$1.17	$1.08	$1.09	$1.00	—
Accumulation unit value at end of period	$1.39	$1.50	$1.35	$1.31	$1.33	$1.29	$1.17	$1.08	$1.09	—
Number of accumulation units outstanding at end of period (000 omitted)	12,525	14,416	15,758	18,468	24,436	30,052	34,020	38,730	43,542	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.63	$1.42	$1.37	$1.41	$1.36	$1.19	$1.07	$1.11	$1.00	—
Accumulation unit value at end of period	$1.49	$1.63	$1.42	$1.37	$1.41	$1.36	$1.19	$1.07	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	3,648	4,582	6,381	10,611	14,425	15,242	16,604	16,916	16,512	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.63	$1.43	$1.38	$1.41	$1.36	$1.19	$1.08	$1.11	$1.00	—
Accumulation unit value at end of period	$1.49	$1.63	$1.43	$1.38	$1.41	$1.36	$1.19	$1.08	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	2,792	3,145	5,365	6,821	9,976	13,079	17,506	21,491	22,169	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.36	$1.25	$1.22	$1.25	$1.21	$1.14	$1.07	$1.07	$1.00	—
Accumulation unit value at end of period	$1.28	$1.36	$1.25	$1.22	$1.25	$1.21	$1.14	$1.07	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	1,137	1,462	2,057	2,367	3,288	3,797	4,130	4,366	3,852	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.36	$1.26	$1.23	$1.25	$1.21	$1.15	$1.07	$1.07	$1.00	—
Accumulation unit value at end of period	$1.28	$1.36	$1.26	$1.23	$1.25	$1.21	$1.15	$1.07	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	1,466	1,735	2,056	2,472	3,712	5,838	7,500	8,658	8,344	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (1/29/2003)
Accumulation unit value at beginning of period	$3.46	$3.28	$2.65	$2.97	$2.96	$2.23	$1.99	$2.12	$1.73	$1.29
Accumulation unit value at end of period	$2.94	$3.46	$3.28	$2.65	$2.97	$2.96	$2.23	$1.99	$2.12	$1.73
Number of accumulation units outstanding at end of period (000 omitted)	84	91	136	166	188	248	365	463	603	946
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.11	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.11	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.20	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.20	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.16	$1.02	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.16	$1.02	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

94	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Wanger International (4/30/2004)
Accumulation unit value at beginning of period	$3.09	$2.36	$2.43	$2.47	$2.62	$2.18	$1.82	$2.16	$1.76	$1.19
Accumulation unit value at end of period	$2.51	$3.09	$2.36	$2.43	$2.47	$2.62	$2.18	$1.82	$2.16	$1.76
Number of accumulation units outstanding at end of period (000 omitted)	56	58	65	72	89	124	172	221	255	972
Wanger USA (4/30/2004)
Accumulation unit value at beginning of period	$2.77	$2.35	$2.10	$2.15	$2.08	$1.58	$1.34	$1.41	$1.16	$0.83
Accumulation unit value at end of period	$2.69	$2.77	$2.35	$2.10	$2.15	$2.08	$1.58	$1.34	$1.41	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	47	56	88	104	131	182	277	356	475	1,369
Wells Fargo VT Index Asset Allocation Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.16	$1.95	$1.84	$1.85	$1.59	$1.35	$1.21	$1.16	$1.04	$0.91
Accumulation unit value at end of period	$2.06	$2.16	$1.95	$1.84	$1.85	$1.59	$1.35	$1.21	$1.16	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wells Fargo VT International Equity Fund – Class 2 (1/29/2003)
Accumulation unit value at beginning of period	$2.41	$1.97	$1.94	$1.93	$2.07	$1.76	$1.58	$1.84	$1.60	$1.41
Accumulation unit value at end of period	$1.96	$2.41	$1.97	$1.94	$1.93	$2.07	$1.76	$1.58	$1.84	$1.60
Number of accumulation units outstanding at end of period (000 omitted)	66	71	83	103	119	177	221	290	347	515
Wells Fargo VT Omega Growth Fund – Class 2 (1/29/2003)
Accumulation unit value at beginning of period	$4.17	$3.15	$3.18	$3.19	$3.12	$2.26	$1.91	$2.05	$1.74	$1.23
Accumulation unit value at end of period	$4.12	$4.17	$3.15	$3.18	$3.19	$3.12	$2.26	$1.91	$2.05	$1.74
Number of accumulation units outstanding at end of period (000 omitted)	116	145	189	217	273	326	426	571	747	903
Wells Fargo VT Opportunity Fund – Class 2 (8/26/2011)
Accumulation unit value at beginning of period	$2.08	$1.76	$1.59	$1.66	$1.53	$1.19	$1.05	$1.00	—	—
Accumulation unit value at end of period	$1.90	$2.08	$1.76	$1.59	$1.66	$1.53	$1.19	$1.05	—	—
Number of accumulation units outstanding at end of period (000 omitted)	133	136	159	226	254	311	369	465	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.92	$2.35	$2.22	$2.32	$2.40	$1.62	$1.53	$1.63	$1.30	$0.87
Accumulation unit value at end of period	$2.91	$2.92	$2.35	$2.22	$2.32	$2.40	$1.62	$1.53	$1.63	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	37	45	68	82	113	135	197	298	368	4

Variable account charges of 1.60% of the daily net assets of the variable account.

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AB VPS Balanced Wealth Strategy Portfolio (Class B) (9/26/2008)
Accumulation unit value at beginning of period	$1.64	$1.44	$1.40	$1.40	$1.33	$1.16	$1.04	$1.09	$1.01	$0.82
Accumulation unit value at end of period	$1.51	$1.64	$1.44	$1.40	$1.40	$1.33	$1.16	$1.04	$1.09	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	13	13	12	13	13	13	13	13	12	13
AB VPS Global Thematic Growth Portfolio (Class B) (2/11/2000)
Accumulation unit value at beginning of period	$0.69	$0.52	$0.53	$0.52	$0.51	$0.42	$0.38	$0.50	$0.43	$0.28
Accumulation unit value at end of period	$0.61	$0.69	$0.52	$0.53	$0.52	$0.51	$0.42	$0.38	$0.50	$0.43
Number of accumulation units outstanding at end of period (000 omitted)	221	229	296	315	383	446	705	994	1,156	1,328
AB VPS Growth and Income Portfolio (Class B) (8/30/2002)
Accumulation unit value at beginning of period	$2.78	$2.38	$2.18	$2.18	$2.03	$1.53	$1.33	$1.27	$1.15	$0.97
Accumulation unit value at end of period	$2.58	$2.78	$2.38	$2.18	$2.18	$2.03	$1.53	$1.33	$1.27	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	2	2	27	69	72	69	202	236	252	229
AB VPS Intermediate Bond Portfolio (Class B) (2/11/2000)
Accumulation unit value at beginning of period	$1.72	$1.70	$1.65	$1.68	$1.61	$1.67	$1.61	$1.54	$1.43	$1.23
Accumulation unit value at end of period	$1.68	$1.72	$1.70	$1.65	$1.68	$1.61	$1.67	$1.61	$1.54	$1.43
Number of accumulation units outstanding at end of period (000 omitted)	36	97	98	101	105	166	358	381	762	992
AB VPS International Value Portfolio (Class B) (4/30/2004)
Accumulation unit value at beginning of period	$1.42	$1.15	$1.18	$1.17	$1.27	$1.05	$0.94	$1.18	$1.15	$0.87
Accumulation unit value at end of period	$1.08	$1.42	$1.15	$1.18	$1.17	$1.27	$1.05	$0.94	$1.18	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	421	422	582	693	892	1,408	1,825	1,892	1,759	2,470
AB VPS Large Cap Growth Portfolio (Class B) (2/11/2000)
Accumulation unit value at beginning of period	$1.54	$1.19	$1.18	$1.08	$0.97	$0.72	$0.63	$0.66	$0.61	$0.45
Accumulation unit value at end of period	$1.55	$1.54	$1.19	$1.18	$1.08	$0.97	$0.72	$0.63	$0.66	$0.61
Number of accumulation units outstanding at end of period (000 omitted)	333	348	416	425	476	798	835	1,033	1,121	1,364
American Century VP Inflation Protection, Class II (4/30/2004)
Accumulation unit value at beginning of period	$1.32	$1.29	$1.26	$1.31	$1.29	$1.43	$1.35	$1.23	$1.19	$1.10
Accumulation unit value at end of period	$1.26	$1.32	$1.29	$1.26	$1.31	$1.29	$1.43	$1.35	$1.23	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	428	496	631	809	936	1,513	1,762	1,633	1,955	1,983
American Century VP International, Class II (5/1/2006)
Accumulation unit value at beginning of period	$1.35	$1.05	$1.13	$1.14	$1.23	$1.02	$0.86	$0.99	$0.89	$0.68
Accumulation unit value at end of period	$1.13	$1.35	$1.05	$1.13	$1.14	$1.23	$1.02	$0.86	$0.99	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	95

Variable account charges of 1.60% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
American Century VP Mid Cap Value, Class II (5/1/2007)
Accumulation unit value at beginning of period	$2.09	$1.90	$1.58	$1.63	$1.42	$1.11	$0.97	$1.00	$0.85	$0.67
Accumulation unit value at end of period	$1.79	$2.09	$1.90	$1.58	$1.63	$1.42	$1.11	$0.97	$1.00	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	2	3	3	3	13	3	4	4	27	30
American Century VP Ultra®, Class II (5/1/2006)
Accumulation unit value at beginning of period	$2.24	$1.72	$1.68	$1.61	$1.49	$1.10	$0.98	$0.99	$0.87	$0.66
Accumulation unit value at end of period	$2.21	$2.24	$1.72	$1.68	$1.61	$1.49	$1.10	$0.98	$0.99	$0.87
Number of accumulation units outstanding at end of period (000 omitted)	43	43	43	43	43	43	43	43	54	54
American Century VP Value, Class II (4/30/2004)
Accumulation unit value at beginning of period	$2.22	$2.08	$1.75	$1.86	$1.67	$1.29	$1.15	$1.15	$1.04	$0.88
Accumulation unit value at end of period	$1.98	$2.22	$2.08	$1.75	$1.86	$1.67	$1.29	$1.15	$1.15	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	10	10	17	18	18	21	31	61	61	60
ClearBridge Variable Small Cap Growth Portfolio – Class I (5/1/2007)
Accumulation unit value at beginning of period	$2.17	$1.77	$1.70	$1.81	$1.77	$1.22	$1.04	$1.04	$0.84	$0.60
Accumulation unit value at end of period	$2.21	$2.17	$1.77	$1.70	$1.81	$1.77	$1.22	$1.04	$1.04	$0.84
Number of accumulation units outstanding at end of period (000 omitted)	20	—	—	—	7	—	—	—	18	25
Columbia Variable Portfolio – Balanced Fund (Class 3) (2/11/2000)
Accumulation unit value at beginning of period	$1.76	$1.56	$1.49	$1.49	$1.38	$1.15	$1.02	$1.02	$0.92	$0.75
Accumulation unit value at end of period	$1.63	$1.76	$1.56	$1.49	$1.49	$1.38	$1.15	$1.02	$1.02	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	415	436	454	476	604	645	779	789	915	1,004
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (2/11/2000)
Accumulation unit value at beginning of period	$1.49	$1.22	$1.15	$1.16	$1.02	$0.78	$0.69	$0.67	$0.58	$0.47
Accumulation unit value at end of period	$1.41	$1.49	$1.22	$1.15	$1.16	$1.02	$0.78	$0.69	$0.67	$0.58
Number of accumulation units outstanding at end of period (000 omitted)	434	509	705	829	1,084	1,468	2,174	2,569	3,124	3,726
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (2/11/2000)
Accumulation unit value at beginning of period	$2.79	$2.48	$2.22	$2.32	$2.15	$1.72	$1.54	$1.64	$1.43	$1.14
Accumulation unit value at end of period	$2.59	$2.79	$2.48	$2.22	$2.32	$2.15	$1.72	$1.54	$1.64	$1.43
Number of accumulation units outstanding at end of period (000 omitted)	402	406	459	558	703	1,183	1,507	1,619	1,778	3,850
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.91	$2.01	$1.95	$2.18	$2.26	$2.34	$1.97	$2.54	$2.15	$1.26
Accumulation unit value at end of period	$2.25	$2.91	$2.01	$1.95	$2.18	$2.26	$2.34	$1.97	$2.54	$2.15
Number of accumulation units outstanding at end of period (000 omitted)	140	130	193	252	286	449	467	544	504	874
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (2/11/2000)
Accumulation unit value at beginning of period	$0.96	$0.97	$0.99	$1.01	$1.02	$1.04	$1.05	$1.07	$1.09	$1.10
Accumulation unit value at end of period	$0.96	$0.96	$0.97	$0.99	$1.01	$1.02	$1.04	$1.05	$1.07	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	1,085	1,737	1,660	536	528	605	1,130	1,085	1,373	2,289
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (2/11/2000)
Accumulation unit value at beginning of period	$2.23	$2.13	$1.93	$1.99	$1.95	$1.87	$1.64	$1.58	$1.41	$0.93
Accumulation unit value at end of period	$2.10	$2.23	$2.13	$1.93	$1.99	$1.95	$1.87	$1.64	$1.58	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	262	350	441	578	666	916	1,066	1,230	1,699	2,044
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.82	$1.74	$1.60	$1.64	$1.61	$1.55	$1.37	$1.31	$1.18	$0.84
Accumulation unit value at end of period	$1.73	$1.82	$1.74	$1.60	$1.64	$1.61	$1.55	$1.37	$1.31	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	9	25	26	10	11	16	36	40	58	1,729
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (2/11/2000)
Accumulation unit value at beginning of period	$1.63	$1.59	$1.55	$1.57	$1.52	$1.58	$1.49	$1.42	$1.33	$1.18
Accumulation unit value at end of period	$1.61	$1.63	$1.59	$1.55	$1.57	$1.52	$1.58	$1.49	$1.42	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	182	256	347	479	534	582	679	670	833	3,776
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (2/11/2000)
Accumulation unit value at beginning of period	$1.07	$0.85	$0.85	$0.79	$0.71	$0.55	$0.47	$0.49	$0.43	$0.32
Accumulation unit value at end of period	$1.01	$1.07	$0.85	$0.85	$0.79	$0.71	$0.55	$0.47	$0.49	$0.43
Number of accumulation units outstanding at end of period (000 omitted)	11	12	41	50	59	76	221	178	194	200
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (1/29/2003)
Accumulation unit value at beginning of period	$3.11	$2.61	$2.38	$2.39	$2.15	$1.66	$1.46	$1.46	$1.29	$1.04
Accumulation unit value at end of period	$2.92	$3.11	$2.61	$2.38	$2.39	$2.15	$1.66	$1.46	$1.46	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	3	3	4	4	5	5	11	36	38	57
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (8/30/2002)
Accumulation unit value at beginning of period	$2.68	$2.21	$2.20	$2.12	$2.01	$1.56	$1.42	$1.70	$1.37	$0.85
Accumulation unit value at end of period	$2.51	$2.68	$2.21	$2.20	$2.12	$2.01	$1.56	$1.42	$1.70	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	34	40	56	66	84	114	159	176	201	224
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.65	$1.48	$1.32	$1.41	$1.28	$0.94	$0.81	$0.90	$0.75	$0.54
Accumulation unit value at end of period	$1.41	$1.65	$1.48	$1.32	$1.41	$1.28	$0.94	$0.81	$0.90	$0.75
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

96	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.60% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Columbia Variable Portfolio – Overseas Core Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.26	$1.00	$1.08	$1.05	$1.17	$0.97	$0.84	$0.97	$0.87	$0.69
Accumulation unit value at end of period	$1.03	$1.26	$1.00	$1.08	$1.05	$1.17	$0.97	$0.84	$0.97	$0.87
Number of accumulation units outstanding at end of period (000 omitted)	32	3	3	6	6	6	6	6	6	6
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$2.07	$1.74	$1.48	$1.58	$1.44	$1.06	$0.91	$0.94	$0.79	$0.64
Accumulation unit value at end of period	$1.79	$2.07	$1.74	$1.48	$1.58	$1.44	$1.06	$0.91	$0.94	$0.79
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (2/11/2000)
Accumulation unit value at beginning of period	$2.65	$2.40	$2.14	$2.25	$2.16	$1.48	$1.28	$1.42	$1.14	$0.83
Accumulation unit value at end of period	$2.28	$2.65	$2.40	$2.14	$2.25	$2.16	$1.48	$1.28	$1.42	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	45	54	70	74	90	107	190	202	209	231
Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (5/1/2006)
Accumulation unit value at beginning of period	$1.96	$1.75	$1.34	$1.45	$1.43	$1.08	$0.99	$1.07	$0.86	$0.70
Accumulation unit value at end of period	$1.58	$1.96	$1.75	$1.34	$1.45	$1.43	$1.08	$0.99	$1.07	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	2	3	4	8	19	14	30	94	90	2,111
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (2/11/2000)
Accumulation unit value at beginning of period	$1.25	$1.23	$1.22	$1.23	$1.18	$1.22	$1.22	$1.23	$1.21	$1.16
Accumulation unit value at end of period	$1.25	$1.25	$1.23	$1.22	$1.23	$1.18	$1.22	$1.22	$1.23	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	155	253	257	286	298	493	526	627	537	1,126
Credit Suisse Trust – Commodity Return Strategy Portfolio (5/1/2007)
Accumulation unit value at beginning of period	$0.47	$0.47	$0.43	$0.58	$0.71	$0.80	$0.83	$0.97	$0.84	$0.72
Accumulation unit value at end of period	$0.41	$0.47	$0.47	$0.43	$0.58	$0.71	$0.80	$0.83	$0.97	$0.84
Number of accumulation units outstanding at end of period (000 omitted)	12	12	16	21	21	21	21	78	78	76
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.35	$1.34	$1.25	$1.29	$1.21	$1.30	$1.25	$1.16	$1.13	$1.07
Accumulation unit value at end of period	$1.32	$1.35	$1.34	$1.25	$1.29	$1.21	$1.30	$1.25	$1.16	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	27	34	35	49	55	73	133	142	183	2,499
CTIVP® – Loomis Sayles Growth Fund (Class 1) (4/29/2016)
Accumulation unit value at beginning of period	$1.38	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.38	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	37	40	42	—	—	—	—	—	—	—
CTIVP® – MFS® Blended Research® Core Equity Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.54	$1.30	$1.20	$1.22	$1.11	$0.88	$0.81	$0.85	$0.77	$0.60
Accumulation unit value at end of period	$1.39	$1.54	$1.30	$1.20	$1.22	$1.11	$0.88	$0.81	$0.85	$0.77
Number of accumulation units outstanding at end of period (000 omitted)	25	26	28	47	48	57	81	85	114	3,147
CTIVP® – Victory Sycamore Established Value Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.70	$2.37	$2.00	$2.03	$1.84	$1.38	$1.20	$1.30	$1.08	$0.80
Accumulation unit value at end of period	$2.39	$2.70	$2.37	$2.00	$2.03	$1.84	$1.38	$1.20	$1.30	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	6	—	—	—	—	—
Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.98	$1.75	$1.54	$1.61	$1.46	$1.10	$0.94	$0.95	$0.76	$0.57
Accumulation unit value at end of period	$1.64	$1.98	$1.75	$1.54	$1.61	$1.46	$1.10	$0.94	$0.95	$0.76
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.91	$2.07	$2.02	$1.94	$1.85	$1.42	$1.25	$1.38	$1.08	$0.70
Accumulation unit value at end of period	$2.82	$2.91	$2.07	$2.02	$1.94	$1.85	$1.42	$1.25	$1.38	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	44	54	77	97	136	233	296	308	353	454
The Dreyfus Sustainable U.S. Equity Portfolio, Inc., Initial Shares (3/3/2003)
Accumulation unit value at beginning of period	$2.85	$2.51	$2.31	$2.42	$2.17	$1.64	$1.49	$1.50	$1.33	$1.01
Accumulation unit value at end of period	$2.68	$2.85	$2.51	$2.31	$2.42	$2.17	$1.64	$1.49	$1.50	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.21	$1.77	$1.67	$1.74	$1.64	$1.38	$1.28	$1.19	$1.05	$0.88
Accumulation unit value at end of period	$2.02	$2.21	$1.77	$1.67	$1.74	$1.64	$1.38	$1.28	$1.19	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	3	3	9	9	9	9	68	121	121	121
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.06	$0.85	$0.91	$0.92	$0.96	$0.83	$0.69	$0.82	$0.76	$0.62
Accumulation unit value at end of period	$0.88	$1.06	$0.85	$0.91	$0.92	$0.96	$0.83	$0.69	$0.82	$0.76
Number of accumulation units outstanding at end of period (000 omitted)	9	44	44	47	47	47	47	47	47	44
Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (5/1/2006)
Accumulation unit value at beginning of period	$0.98	$0.77	$0.80	$0.84	$0.94	$0.78	$0.70	$0.88	$0.86	$0.67
Accumulation unit value at end of period	$0.80	$0.98	$0.77	$0.80	$0.84	$0.94	$0.78	$0.70	$0.88	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	97

Variable account charges of 1.60% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Eaton Vance VT Floating-Rate Income Fund – Initial Class (5/1/2007)
Accumulation unit value at beginning of period	$1.23	$1.21	$1.13	$1.16	$1.17	$1.15	$1.08	$1.07	$1.00	$0.70
Accumulation unit value at end of period	$1.21	$1.23	$1.21	$1.13	$1.16	$1.17	$1.15	$1.08	$1.07	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	44	48	49	54	55	54	82	78	91	1,181
Fidelity® VIP Balanced Portfolio Service Class 2 (3/1/2002)
Accumulation unit value at beginning of period	$2.19	$1.92	$1.82	$1.85	$1.71	$1.45	$1.29	$1.36	$1.17	$0.86
Accumulation unit value at end of period	$2.06	$2.19	$1.92	$1.82	$1.85	$1.71	$1.45	$1.29	$1.36	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (8/30/2002)
Accumulation unit value at beginning of period	$3.37	$2.82	$2.66	$2.69	$2.45	$1.90	$1.66	$1.74	$1.51	$1.13
Accumulation unit value at end of period	$3.10	$3.37	$2.82	$2.66	$2.69	$2.45	$1.90	$1.66	$1.74	$1.51
Number of accumulation units outstanding at end of period (000 omitted)	306	362	486	629	814	1,461	2,007	2,315	2,604	3,380
Fidelity® VIP Dynamic Capital Appreciation Portfolio Service Class 2 (3/3/2003)
Accumulation unit value at beginning of period	$3.31	$2.72	$2.69	$2.71	$2.49	$1.83	$1.52	$1.59	$1.37	$1.02
Accumulation unit value at end of period	$3.09	$3.31	$2.72	$2.69	$2.71	$2.49	$1.83	$1.52	$1.59	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity® VIP Growth & Income Portfolio Service Class (2/11/2000)
Accumulation unit value at beginning of period	$2.07	$1.80	$1.58	$1.64	$1.51	$1.15	$0.99	$0.99	$0.88	$0.70
Accumulation unit value at end of period	$1.85	$2.07	$1.80	$1.58	$1.64	$1.51	$1.15	$0.99	$0.99	$0.88
Number of accumulation units outstanding at end of period (000 omitted)	313	464	508	544	700	864	1,191	1,378	1,500	1,719
Fidelity® VIP Growth & Income Portfolio Service Class 2 (3/1/2002)
Accumulation unit value at beginning of period	$2.28	$1.98	$1.74	$1.82	$1.67	$1.28	$1.10	$1.10	$0.98	$0.78
Accumulation unit value at end of period	$2.04	$2.28	$1.98	$1.74	$1.82	$1.67	$1.28	$1.10	$1.10	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity® VIP Growth Portfolio Service Class 2 (3/1/2002)
Accumulation unit value at beginning of period	$2.32	$1.75	$1.77	$1.68	$1.54	$1.15	$1.02	$1.04	$0.85	$0.68
Accumulation unit value at end of period	$2.27	$2.32	$1.75	$1.77	$1.68	$1.54	$1.15	$1.02	$1.04	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	23	23	23	24	41
Fidelity® VIP High Income Portfolio Service Class 2 (3/3/2003)
Accumulation unit value at beginning of period	$2.22	$2.11	$1.88	$1.98	$2.00	$1.92	$1.71	$1.68	$1.50	$1.06
Accumulation unit value at end of period	$2.10	$2.22	$2.11	$1.88	$1.98	$2.00	$1.92	$1.71	$1.68	$1.50
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (5/1/2006)
Accumulation unit value at beginning of period	$1.37	$1.33	$1.30	$1.33	$1.28	$1.33	$1.28	$1.21	$1.15	$1.01
Accumulation unit value at end of period	$1.33	$1.37	$1.33	$1.30	$1.33	$1.28	$1.33	$1.28	$1.21	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	23	45	87	103	111	133	196	204	233	1,696
Fidelity® VIP Mid Cap Portfolio Service Class (2/11/2000)
Accumulation unit value at beginning of period	$4.33	$3.65	$3.31	$3.41	$3.26	$2.44	$2.16	$2.46	$1.94	$1.41
Accumulation unit value at end of period	$3.64	$4.33	$3.65	$3.31	$3.41	$3.26	$2.44	$2.16	$2.46	$1.94
Number of accumulation units outstanding at end of period (000 omitted)	187	266	298	314	376	468	625	886	1,212	1,482
Fidelity® VIP Mid Cap Portfolio Service Class 2 (3/1/2002)
Accumulation unit value at beginning of period	$3.92	$3.31	$3.00	$3.10	$2.97	$2.22	$1.97	$2.25	$1.78	$1.29
Accumulation unit value at end of period	$3.29	$3.92	$3.31	$3.00	$3.10	$2.97	$2.22	$1.97	$2.25	$1.78
Number of accumulation units outstanding at end of period (000 omitted)	62	78	90	101	136	225	411	487	501	984
Fidelity® VIP Overseas Portfolio Service Class (2/11/2000)
Accumulation unit value at beginning of period	$1.25	$0.97	$1.04	$1.02	$1.13	$0.88	$0.74	$0.91	$0.82	$0.66
Accumulation unit value at end of period	$1.04	$1.25	$0.97	$1.04	$1.02	$1.13	$0.88	$0.74	$0.91	$0.82
Number of accumulation units outstanding at end of period (000 omitted)	69	146	181	183	246	251	408	428	470	544
Fidelity® VIP Overseas Portfolio Service Class 2 (1/29/2003)
Accumulation unit value at beginning of period	$2.61	$2.04	$2.19	$2.15	$2.39	$1.86	$1.57	$1.93	$1.74	$1.40
Accumulation unit value at end of period	$2.18	$2.61	$2.04	$2.19	$2.15	$2.39	$1.86	$1.57	$1.93	$1.74
Number of accumulation units outstanding at end of period (000 omitted)	136	143	201	230	295	426	645	704	681	782
Franklin Global Real Estate VIP Fund – Class 2 (2/11/2000)
Accumulation unit value at beginning of period	$2.81	$2.59	$2.61	$2.64	$2.33	$2.32	$1.85	$1.99	$1.67	$1.43
Accumulation unit value at end of period	$2.58	$2.81	$2.59	$2.61	$2.64	$2.33	$2.32	$1.85	$1.99	$1.67
Number of accumulation units outstanding at end of period (000 omitted)	84	99	108	118	138	179	294	353	344	398
Franklin Income VIP Fund – Class 2 (3/3/2003)
Accumulation unit value at beginning of period	$2.41	$2.23	$1.99	$2.18	$2.11	$1.89	$1.70	$1.69	$1.52	$1.14
Accumulation unit value at end of period	$2.27	$2.41	$2.23	$1.99	$2.18	$2.11	$1.89	$1.70	$1.69	$1.52
Number of accumulation units outstanding at end of period (000 omitted)	25	60	63	105	116	125	149	149	130	136
Franklin Mutual Shares VIP Fund – Class 2 (2/11/2000)
Accumulation unit value at beginning of period	$2.67	$2.51	$2.19	$2.35	$2.22	$1.76	$1.57	$1.61	$1.47	$1.19
Accumulation unit value at end of period	$2.39	$2.67	$2.51	$2.19	$2.35	$2.22	$1.76	$1.57	$1.61	$1.47
Number of accumulation units outstanding at end of period (000 omitted)	412	465	621	651	748	814	954	1,086	1,205	1,461

98	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.60% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Franklin Rising Dividends VIP Fund – Class 2 (5/1/2006)
Accumulation unit value at beginning of period	$2.03	$1.71	$1.50	$1.58	$1.48	$1.16	$1.05	$1.01	$0.85	$0.74
Accumulation unit value at end of period	$1.90	$2.03	$1.71	$1.50	$1.58	$1.48	$1.16	$1.05	$1.01	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Small Cap Value VIP Fund – Class 2 (3/1/2002)
Accumulation unit value at beginning of period	$3.24	$2.97	$2.32	$2.54	$2.57	$1.92	$1.65	$1.74	$1.38	$1.08
Accumulation unit value at end of period	$2.77	$3.24	$2.97	$2.32	$2.54	$2.57	$1.92	$1.65	$1.74	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	2	9	9	9	19	34
Franklin Small-Mid Cap Growth VIP Fund – Class 2 (3/1/2002)
Accumulation unit value at beginning of period	$2.33	$1.95	$1.90	$1.99	$1.88	$1.38	$1.27	$1.35	$1.08	$0.76
Accumulation unit value at end of period	$2.17	$2.33	$1.95	$1.90	$1.99	$1.88	$1.38	$1.27	$1.35	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	16	17	19	18	18	24	24	25	37	44
Goldman Sachs VIT International Equity Insights Fund – Institutional Shares (2/11/2000)
Accumulation unit value at beginning of period	$1.07	$0.86	$0.89	$0.90	$0.99	$0.81	$0.68	$0.81	$0.75	$0.59
Accumulation unit value at end of period	$0.88	$1.07	$0.86	$0.89	$0.90	$0.99	$0.81	$0.68	$0.81	$0.75
Number of accumulation units outstanding at end of period (000 omitted)	36	54	58	60	77	86	122	158	202	248
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (3/3/2003)
Accumulation unit value at beginning of period	$3.63	$3.32	$2.98	$3.33	$2.98	$2.28	$1.95	$2.12	$1.72	$1.31
Accumulation unit value at end of period	$3.20	$3.63	$3.32	$2.98	$3.33	$2.98	$2.28	$1.95	$2.12	$1.72
Number of accumulation units outstanding at end of period (000 omitted)	92	105	128	169	205	371	621	744	776	1,228
Goldman Sachs VIT Strategic Growth Fund – Institutional Shares (2/11/2000)
Accumulation unit value at beginning of period	$1.79	$1.39	$1.39	$1.36	$1.22	$0.93	$0.79	$0.83	$0.76	$0.52
Accumulation unit value at end of period	$1.74	$1.79	$1.39	$1.39	$1.36	$1.22	$0.93	$0.79	$0.83	$0.76
Number of accumulation units outstanding at end of period (000 omitted)	33	38	61	62	67	70	200	275	314	485
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (2/11/2000)
Accumulation unit value at beginning of period	$1.95	$1.59	$1.46	$1.49	$1.30	$0.96	$0.85	$0.83	$0.75	$0.63
Accumulation unit value at end of period	$1.80	$1.95	$1.59	$1.46	$1.49	$1.30	$0.96	$0.85	$0.83	$0.75
Number of accumulation units outstanding at end of period (000 omitted)	88	110	293	300	274	298	363	426	501	530
Invesco V.I. American Franchise Fund, Series I Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.85	$1.48	$1.47	$1.42	$1.33	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$1.75	$1.85	$1.48	$1.47	$1.42	$1.33	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	144	221	231	240	278	352	350	—	—	—
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.82	$1.46	$1.45	$1.41	$1.32	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$1.73	$1.82	$1.46	$1.45	$1.41	$1.32	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	40	41	41	66	56	118	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (8/30/2002)
Accumulation unit value at beginning of period	$2.96	$2.56	$2.22	$2.41	$2.24	$1.68	$1.43	$1.49	$1.31	$1.04
Accumulation unit value at end of period	$2.55	$2.96	$2.56	$2.22	$2.41	$2.24	$1.68	$1.43	$1.49	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	301	346	452	609	763	1,400	1,992	2,329	2,574	3,442
Invesco V.I. Core Equity Fund, Series I Shares (4/28/2006)
Accumulation unit value at beginning of period	$1.80	$1.61	$1.49	$1.60	$1.51	$1.19	$1.06	$1.08	$1.00	$0.79
Accumulation unit value at end of period	$1.60	$1.80	$1.61	$1.49	$1.60	$1.51	$1.19	$1.06	$1.08	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	333	352	369	375	412	582	611	812	1,217	1,457
Invesco V.I. Core Equity Fund, Series II Shares (4/28/2006)
Accumulation unit value at beginning of period	$1.75	$1.57	$1.45	$1.57	$1.48	$1.17	$1.04	$1.06	$0.99	$0.78
Accumulation unit value at end of period	$1.55	$1.75	$1.57	$1.45	$1.57	$1.48	$1.17	$1.04	$1.06	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Growth and Income Fund, Series II Shares (8/30/2002)
Accumulation unit value at beginning of period	$2.94	$2.62	$2.23	$2.34	$2.16	$1.64	$1.46	$1.52	$1.37	$1.12
Accumulation unit value at end of period	$2.50	$2.94	$2.62	$2.23	$2.34	$2.16	$1.64	$1.46	$1.52	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	1	1	1	1	1	7
Invesco V.I. Health Care Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.84	$1.61	$1.86	$1.83	$1.56	$1.13	$0.95	$0.93	$0.90	$0.72
Accumulation unit value at end of period	$1.82	$1.84	$1.61	$1.86	$1.83	$1.56	$1.13	$0.95	$0.93	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	5	—	—	—	—	—
Invesco V.I. International Growth Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.21	$1.00	$1.03	$1.07	$1.09	$0.93	$0.82	$0.90	$0.81	$0.61
Accumulation unit value at end of period	$1.01	$1.21	$1.00	$1.03	$1.07	$1.09	$0.93	$0.82	$0.90	$0.81
Number of accumulation units outstanding at end of period (000 omitted)	4	27	28	32	32	35	51	53	71	2,362
Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.73	$1.53	$1.37	$1.46	$1.42	$1.12	$1.03	$1.12	$1.00	$0.78
Accumulation unit value at end of period	$1.50	$1.73	$1.53	$1.37	$1.46	$1.42	$1.12	$1.03	$1.12	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	99

Variable account charges of 1.60% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Invesco V.I. Mid Cap Growth Fund, Series I Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.66	$1.38	$1.39	$1.39	$1.31	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$1.54	$1.66	$1.38	$1.39	$1.39	$1.31	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15	18	20	34	68	88	260	—	—	—
Invesco V.I. Mid Cap Growth Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.64	$1.36	$1.38	$1.39	$1.31	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$1.52	$1.64	$1.36	$1.38	$1.39	$1.31	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	7	7	10	10	15	84	—	—	—
Invesco V.I. Value Opportunities Fund, Series II Shares (7/31/2002)
Accumulation unit value at beginning of period	$2.02	$1.75	$1.51	$1.71	$1.64	$1.25	$1.08	$1.13	$1.08	$0.74
Accumulation unit value at end of period	$1.60	$2.02	$1.75	$1.51	$1.71	$1.64	$1.25	$1.08	$1.13	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	9	10	10	10	19	20	22	43	45	73
Janus Henderson VIT Enterprise Portfolio: Service Shares (2/11/2000)
Accumulation unit value at beginning of period	$1.24	$0.99	$0.90	$0.88	$0.80	$0.62	$0.53	$0.55	$0.45	$0.31
Accumulation unit value at end of period	$1.22	$1.24	$0.99	$0.90	$0.88	$0.80	$0.62	$0.53	$0.55	$0.45
Number of accumulation units outstanding at end of period (000 omitted)	207	240	296	306	351	460	510	604	919	1,057
Janus Henderson VIT Global Technology Portfolio: Service Shares (5/1/2000)
Accumulation unit value at beginning of period	$1.26	$0.88	$0.79	$0.76	$0.71	$0.53	$0.45	$0.51	$0.41	$0.27
Accumulation unit value at end of period	$1.25	$1.26	$0.88	$0.79	$0.76	$0.71	$0.53	$0.45	$0.51	$0.41
Number of accumulation units outstanding at end of period (000 omitted)	60	63	54	53	61	87	104	170	236	298
Janus Henderson VIT Overseas Portfolio: Service Shares (2/11/2000)
Accumulation unit value at beginning of period	$1.14	$0.89	$0.96	$1.07	$1.24	$1.10	$0.99	$1.49	$1.21	$0.69
Accumulation unit value at end of period	$0.95	$1.14	$0.89	$0.96	$1.07	$1.24	$1.10	$0.99	$1.49	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	769	821	854	869	968	1,102	1,155	1,338	1,754	2,102
Janus Henderson VIT Research Portfolio: Service Shares (2/11/2000)
Accumulation unit value at beginning of period	$1.26	$1.01	$1.02	$0.99	$0.89	$0.69	$0.60	$0.64	$0.57	$0.43
Accumulation unit value at end of period	$1.21	$1.26	$1.01	$1.02	$0.99	$0.89	$0.69	$0.60	$0.64	$0.57
Number of accumulation units outstanding at end of period (000 omitted)	284	314	376	397	522	684	756	1,021	1,621	5,519
JPMorgan Insurance Trust U.S. Equity Portfolio – Class 1 Shares (4/24/2009)
Accumulation unit value at beginning of period	$3.24	$2.69	$2.47	$2.49	$2.22	$1.65	$1.43	$1.48	$1.32	$1.00
Accumulation unit value at end of period	$2.99	$3.24	$2.69	$2.47	$2.49	$2.22	$1.65	$1.43	$1.48	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	—	4	4	33	33	48	60	59	59	87
Lazard Retirement International Equity Portfolio – Service Shares (2/11/2000)
Accumulation unit value at beginning of period	$1.37	$1.14	$1.21	$1.21	$1.28	$1.08	$0.90	$0.99	$0.94	$0.79
Accumulation unit value at end of period	$1.16	$1.37	$1.14	$1.21	$1.21	$1.28	$1.08	$0.90	$0.99	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	15	18	21	38	43	45	54	48	43	54
Lazard Retirement US Equity Select Portfolio – Service Shares (2/11/2000)
Accumulation unit value at beginning of period	$2.05	$1.77	$1.64	$1.76	$1.56	$1.24	$1.10	$1.10	$0.99	$0.79
Accumulation unit value at end of period	$1.95	$2.05	$1.77	$1.64	$1.76	$1.56	$1.24	$1.10	$1.10	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	33	68	69	83	84	95	92	102	123	126
LVIP Baron Growth Opportunities Fund – Service Class (2/11/2000)
Accumulation unit value at beginning of period	$3.49	$2.79	$2.68	$2.86	$2.78	$2.01	$1.73	$1.69	$1.36	$1.00
Accumulation unit value at end of period	$3.30	$3.49	$2.79	$2.68	$2.86	$2.78	$2.01	$1.73	$1.69	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	41	48	61	65	76	125	164	195	216	256
MFS® Investors Trust Series – Initial Class (3/3/2003)
Accumulation unit value at beginning of period	$3.23	$2.66	$2.49	$2.52	$2.31	$1.78	$1.52	$1.57	$1.44	$1.15
Accumulation unit value at end of period	$3.00	$3.23	$2.66	$2.49	$2.52	$2.31	$1.78	$1.52	$1.57	$1.44
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
MFS® Investors Trust Series – Service Class (3/1/2002)
Accumulation unit value at beginning of period	$2.37	$1.96	$1.84	$1.87	$1.71	$1.32	$1.13	$1.18	$1.08	$0.87
Accumulation unit value at end of period	$2.20	$2.37	$1.96	$1.84	$1.87	$1.71	$1.32	$1.13	$1.18	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	9	9	9	9	9	9	10	10	10	10
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (3/27/2015)
Accumulation unit value at beginning of period	$1.28	$1.01	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.26	$1.28	$1.01	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
MFS® New Discovery Series – Initial Class (2/11/2000)
Accumulation unit value at beginning of period	$1.98	$1.58	$1.48	$1.53	$1.68	$1.20	$1.01	$1.14	$0.85	$0.53
Accumulation unit value at end of period	$1.92	$1.98	$1.58	$1.48	$1.53	$1.68	$1.20	$1.01	$1.14	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	100	127	149	162	210	249	277	439	540	571
MFS® New Discovery Series – Service Class (3/1/2002)
Accumulation unit value at beginning of period	$2.52	$2.03	$1.89	$1.97	$2.16	$1.56	$1.31	$1.48	$1.11	$0.69
Accumulation unit value at end of period	$2.44	$2.52	$2.03	$1.89	$1.97	$2.16	$1.56	$1.31	$1.48	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	10

100	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.60% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
MFS® Research Series – Initial Class (2/11/2000)
Accumulation unit value at beginning of period	$1.86	$1.53	$1.43	$1.44	$1.33	$1.02	$0.88	$0.90	$0.79	$0.62
Accumulation unit value at end of period	$1.75	$1.86	$1.53	$1.43	$1.44	$1.33	$1.02	$0.88	$0.90	$0.79
Number of accumulation units outstanding at end of period (000 omitted)	388	478	504	518	559	766	861	942	1,055	1,207
MFS® Total Return Series – Service Class (3/1/2002)
Accumulation unit value at beginning of period	$1.97	$1.78	$1.66	$1.70	$1.60	$1.37	$1.25	$1.25	$1.16	$1.00
Accumulation unit value at end of period	$1.82	$1.97	$1.78	$1.66	$1.70	$1.60	$1.37	$1.25	$1.25	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	44	44	47	52	61	63	65	90	113	317
MFS® Utilities Series – Initial Class (2/11/2000)
Accumulation unit value at beginning of period	$2.60	$2.30	$2.09	$2.49	$2.24	$1.89	$1.69	$1.61	$1.44	$1.10
Accumulation unit value at end of period	$2.58	$2.60	$2.30	$2.09	$2.49	$2.24	$1.89	$1.69	$1.61	$1.44
Number of accumulation units outstanding at end of period (000 omitted)	232	155	228	233	286	329	391	506	569	728
MFS® Utilities Series – Service Class (3/1/2002)
Accumulation unit value at beginning of period	$3.72	$3.30	$3.01	$3.59	$3.24	$2.74	$2.46	$2.35	$2.10	$1.61
Accumulation unit value at end of period	$3.69	$3.72	$3.30	$3.01	$3.59	$3.24	$2.74	$2.46	$2.35	$2.10
Number of accumulation units outstanding at end of period (000 omitted)	16	17	21	24	32	30	34	52	54	51
Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.06	$0.98	$0.97	$0.99	$0.89	$0.88	$0.69	$0.78	$0.65	$0.46
Accumulation unit value at end of period	$0.96	$1.06	$0.98	$0.97	$0.99	$0.89	$0.88	$0.69	$0.78	$0.65
Number of accumulation units outstanding at end of period (000 omitted)	15	—	—	1	1	1	1	1	4	497
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.77	$1.30	$1.45	$1.57	$1.56	$1.16	$1.08	$1.18	$0.91	$0.59
Accumulation unit value at end of period	$1.93	$1.77	$1.30	$1.45	$1.57	$1.56	$1.16	$1.08	$1.18	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	16	16	16	16	16	16	16	16	16	16
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I Shares (8/30/2002)
Accumulation unit value at beginning of period	$3.59	$3.54	$3.37	$3.35	$2.62	$2.61	$2.29	$2.20	$1.72	$1.36
Accumulation unit value at end of period	$3.26	$3.59	$3.54	$3.37	$3.35	$2.62	$2.61	$2.29	$2.20	$1.72
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	10	11	12	12	13	21
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.58	$1.56	$1.49	$1.48	$1.16	$1.16	$1.02	$0.98	$0.77	$0.61
Accumulation unit value at end of period	$1.43	$1.58	$1.56	$1.49	$1.48	$1.16	$1.16	$1.02	$0.98	$0.77
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Capital Appreciation Fund/VA, Service Shares* (8/30/2002)
Accumulation unit value at beginning of period	$2.47	$1.98	$2.07	$2.03	$1.79	$1.41	$1.26	$1.30	$1.21	$0.85
Accumulation unit value at end of period	$2.29	$2.47	$1.98	$2.07	$2.03	$1.79	$1.41	$1.26	$1.30	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	54	60	64	74	79	85	90	111	117	158
*Oppenheimer Capital Appreciation Fund/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Capital Appreciation Fund, Series II Shares on or about May 24, 2019.
Oppenheimer Global Fund/VA, Service Shares* (8/30/2002)
Accumulation unit value at beginning of period	$3.42	$2.55	$2.59	$2.54	$2.53	$2.02	$1.70	$1.89	$1.66	$1.21
Accumulation unit value at end of period	$2.91	$3.42	$2.55	$2.59	$2.54	$2.53	$2.02	$1.70	$1.89	$1.66
Number of accumulation units outstanding at end of period (000 omitted)	4	8	10	9	10	15	123	125	127	136
*Oppenheimer Global Fund/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Global Fund, Series II Shares on or about May 24, 2019.
Oppenheimer Global Strategic Income Fund/VA, Service Shares* (8/30/2002)
Accumulation unit value at beginning of period	$1.74	$1.66	$1.59	$1.66	$1.64	$1.68	$1.51	$1.52	$1.35	$1.15
Accumulation unit value at end of period	$1.63	$1.74	$1.66	$1.59	$1.66	$1.64	$1.68	$1.51	$1.52	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	342	414	489	689	794	1,244	1,255	1,346	1,498	3,647
*Oppenheimer Global Strategic Income Fund/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares on or about May 24, 2019.
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares* (7/31/2002)
Accumulation unit value at beginning of period	$3.78	$3.37	$2.91	$3.15	$2.87	$2.07	$1.79	$1.86	$1.54	$1.14
Accumulation unit value at end of period	$3.33	$3.78	$3.37	$2.91	$3.15	$2.87	$2.07	$1.79	$1.86	$1.54
Number of accumulation units outstanding at end of period (000 omitted)	16	22	24	32	38	38	41	76	79	91
*Oppenheimer Main Street Small Cap Fund®/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares on or about May 24, 2019.
PIMCO VIT All Asset Portfolio, Advisor Class (5/1/2007)
Accumulation unit value at beginning of period	$1.39	$1.25	$1.12	$1.25	$1.27	$1.29	$1.14	$1.14	$1.02	$0.85
Accumulation unit value at end of period	$1.29	$1.39	$1.25	$1.12	$1.25	$1.27	$1.29	$1.14	$1.14	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	14	19	21	30	29	41	76	85	106	1,414
Putnam VT Equity Income Fund – Class IB Shares (5/12/2017)
Accumulation unit value at beginning of period	$1.12	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.12	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	101

Variable account charges of 1.60% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Putnam VT Global Health Care Fund – Class IB Shares (8/30/2002)
Accumulation unit value at beginning of period	$2.90	$2.55	$2.92	$2.76	$2.20	$1.57	$1.31	$1.35	$1.33	$1.08
Accumulation unit value at end of period	$2.83	$2.90	$2.55	$2.92	$2.76	$2.20	$1.57	$1.31	$1.35	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	13	14	18	19	21	22	28	59	46	50
Putnam VT Income Fund – Class IB Shares (3/1/2002)
Accumulation unit value at beginning of period	$1.66	$1.60	$1.59	$1.64	$1.57	$1.56	$1.43	$1.39	$1.28	$0.89
Accumulation unit value at end of period	$1.64	$1.66	$1.60	$1.59	$1.64	$1.57	$1.56	$1.43	$1.39	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	2	2	—	—	—
Putnam VT International Equity Fund – Class IB Shares (3/1/2002)
Accumulation unit value at beginning of period	$1.77	$1.42	$1.48	$1.51	$1.64	$1.30	$1.09	$1.33	$1.23	$1.00
Accumulation unit value at end of period	$1.41	$1.77	$1.42	$1.48	$1.51	$1.64	$1.30	$1.09	$1.33	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	13	14	15	15	16	19	19	19	21	23
Putnam VT Research Fund – Class IB Shares (1/29/2003)
Accumulation unit value at beginning of period	$2.89	$2.38	$2.20	$2.27	$2.01	$1.53	$1.32	$1.36	$1.19	$0.91
Accumulation unit value at end of period	$2.71	$2.89	$2.38	$2.20	$2.27	$2.01	$1.53	$1.32	$1.36	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Putnam VT Small Cap Value Fund – Class IB Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.25	$2.12	$1.69	$1.80	$1.76	$1.28	$1.11	$1.18	$0.96	$0.74
Accumulation unit value at end of period	$1.78	$2.25	$2.12	$1.69	$1.80	$1.76	$1.28	$1.11	$1.18	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	8	1	1	4	57	49
Putnam VT Sustainable Leaders Fund – Class IB Shares (9/24/2010)
Accumulation unit value at beginning of period	$2.40	$1.89	$1.78	$1.82	$1.63	$1.21	$1.05	$1.13	$1.00	—
Accumulation unit value at end of period	$2.33	$2.40	$1.89	$1.78	$1.82	$1.63	$1.21	$1.05	$1.13	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Royce Capital Fund – Micro-Cap Portfolio, Investment Class (2/11/2000)
Accumulation unit value at beginning of period	$3.44	$3.33	$2.82	$3.28	$3.45	$2.90	$2.74	$3.17	$2.47	$1.59
Accumulation unit value at end of period	$3.08	$3.44	$3.33	$2.82	$3.28	$3.45	$2.90	$2.74	$3.17	$2.47
Number of accumulation units outstanding at end of period (000 omitted)	86	101	149	155	273	301	316	334	365	451
Royce Capital Fund – Small-Cap Portfolio, Investment Class (2/11/2000)
Accumulation unit value at beginning of period	$4.62	$4.45	$3.74	$4.31	$4.24	$3.20	$2.89	$3.03	$2.56	$1.92
Accumulation unit value at end of period	$4.16	$4.62	$4.45	$3.74	$4.31	$4.24	$3.20	$2.89	$3.03	$2.56
Number of accumulation units outstanding at end of period (000 omitted)	43	50	61	63	73	96	126	174	196	240
Templeton Foreign VIP Fund – Class 2 (3/1/2002)
Accumulation unit value at beginning of period	$1.90	$1.66	$1.57	$1.71	$1.95	$1.61	$1.39	$1.58	$1.48	$1.10
Accumulation unit value at end of period	$1.58	$1.90	$1.66	$1.57	$1.71	$1.95	$1.61	$1.39	$1.58	$1.48
Number of accumulation units outstanding at end of period (000 omitted)	73	103	169	168	195	229	337	348	443	472
Templeton Global Bond VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.96	$1.95	$1.92	$2.04	$2.04	$2.04	$1.80	$1.85	$1.64	$1.40
Accumulation unit value at end of period	$1.96	$1.96	$1.95	$1.92	$2.04	$2.04	$2.04	$1.80	$1.85	$1.64
Number of accumulation units outstanding at end of period (000 omitted)	139	159	231	312	347	514	603	643	702	1,801
Templeton Growth VIP Fund – Class 2 (5/1/2006)
Accumulation unit value at beginning of period	$1.34	$1.15	$1.06	$1.15	$1.21	$0.94	$0.79	$0.86	$0.81	$0.63
Accumulation unit value at end of period	$1.12	$1.34	$1.15	$1.06	$1.15	$1.21	$0.94	$0.79	$0.86	$0.81
Number of accumulation units outstanding at end of period (000 omitted)	17	84	91	94	94	105	116	118	134	134
Third Avenue Value Portfolio (2/11/2000)
Accumulation unit value at beginning of period	$3.14	$2.81	$2.54	$2.84	$2.76	$2.36	$1.88	$2.43	$2.16	$1.51
Accumulation unit value at end of period	$2.46	$3.14	$2.81	$2.54	$2.84	$2.76	$2.36	$1.88	$2.43	$2.16
Number of accumulation units outstanding at end of period (000 omitted)	52	67	106	116	138	170	245	277	355	445
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.75	$1.50	$1.44	$1.47	$1.42	$1.19	$1.06	$1.12	$1.00	—
Accumulation unit value at end of period	$1.58	$1.75	$1.50	$1.44	$1.47	$1.42	$1.19	$1.06	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	157	158	159	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.75	$1.50	$1.44	$1.47	$1.42	$1.19	$1.07	$1.12	$1.00	—
Accumulation unit value at end of period	$1.58	$1.75	$1.50	$1.44	$1.47	$1.42	$1.19	$1.07	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	562	1,103	1,136	1,474	1,614	2,188	2,319	2,828	2,891	—
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.23	$1.16	$1.14	$1.16	$1.13	$1.12	$1.06	$1.04	$1.00	—
Accumulation unit value at end of period	$1.17	$1.23	$1.16	$1.14	$1.16	$1.13	$1.12	$1.06	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	189	481	190	598	192	202	236	434	299	—
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.23	$1.16	$1.14	$1.16	$1.13	$1.12	$1.06	$1.04	$1.00	—
Accumulation unit value at end of period	$1.17	$1.23	$1.16	$1.14	$1.16	$1.13	$1.12	$1.06	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	1,116	1,332	1,502	1,495	1,990	2,288	2,762	2,903	3,043	—

102	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.60% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Variable Portfolio – Managed Risk Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.04	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.04	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.08	$1.01	$1.00	$1.03	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.08	$1.01	$1.00	$1.03	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	772	490	296	298	601	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.12	$1.02	$1.00	$1.04	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.12	$1.02	$1.00	$1.04	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,095	1,155	1,756	1,428	1,280	535	—	—	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.19	$1.03	$1.01	$1.06	$1.03	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.08	$1.19	$1.03	$1.01	$1.06	$1.03	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,382	1,376	1,530	1,821	1,882	1,009	—	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.16	$1.03	$1.01	$1.05	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.16	$1.03	$1.01	$1.05	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,365	1,548	1,862	1,885	3,295	290	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.49	$1.34	$1.30	$1.33	$1.28	$1.17	$1.07	$1.09	$1.00	—
Accumulation unit value at end of period	$1.39	$1.49	$1.34	$1.30	$1.33	$1.28	$1.17	$1.07	$1.09	—
Number of accumulation units outstanding at end of period (000 omitted)	960	861	897	1,005	869	1,407	1,230	945	568	—
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.49	$1.34	$1.30	$1.33	$1.29	$1.17	$1.08	$1.09	$1.00	—
Accumulation unit value at end of period	$1.39	$1.49	$1.34	$1.30	$1.33	$1.29	$1.17	$1.08	$1.09	—
Number of accumulation units outstanding at end of period (000 omitted)	3,457	4,225	5,353	6,326	8,423	11,948	13,087	14,574	16,510	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.62	$1.42	$1.37	$1.40	$1.35	$1.19	$1.07	$1.11	$1.00	—
Accumulation unit value at end of period	$1.48	$1.62	$1.42	$1.37	$1.40	$1.35	$1.19	$1.07	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	203	230	232	280	399	518	775	805	380	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.62	$1.42	$1.37	$1.40	$1.36	$1.19	$1.08	$1.11	$1.00	—
Accumulation unit value at end of period	$1.48	$1.62	$1.42	$1.37	$1.40	$1.36	$1.19	$1.08	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	2,365	3,079	3,450	4,020	5,768	7,353	10,024	10,819	11,466	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.35	$1.25	$1.22	$1.24	$1.20	$1.14	$1.07	$1.06	$1.00	—
Accumulation unit value at end of period	$1.27	$1.35	$1.25	$1.22	$1.24	$1.20	$1.14	$1.07	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	195	204	209	212	1,264	782	677	959	638	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.35	$1.25	$1.22	$1.24	$1.21	$1.15	$1.07	$1.07	$1.00	—
Accumulation unit value at end of period	$1.28	$1.35	$1.25	$1.22	$1.24	$1.21	$1.15	$1.07	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	1,216	1,923	2,268	2,765	2,514	3,457	4,763	5,254	5,295	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (7/31/2002)
Accumulation unit value at beginning of period	$3.18	$3.02	$2.44	$2.74	$2.73	$2.06	$1.84	$1.96	$1.60	$1.19
Accumulation unit value at end of period	$2.70	$3.18	$3.02	$2.44	$2.74	$2.73	$2.06	$1.84	$1.96	$1.60
Number of accumulation units outstanding at end of period (000 omitted)	178	199	248	337	420	640	880	970	1,053	1,308
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.10	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.10	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.20	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.20	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.15	$1.02	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.15	$1.02	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	103

Variable account charges of 1.60% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Wanger International (2/11/2000)
Accumulation unit value at beginning of period	$1.69	$1.29	$1.33	$1.35	$1.44	$1.19	$1.00	$1.19	$0.97	$0.66
Accumulation unit value at end of period	$1.37	$1.69	$1.29	$1.33	$1.35	$1.44	$1.19	$1.00	$1.19	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	134	159	180	208	245	310	375	471	488	1,424
Wanger USA (2/11/2000)
Accumulation unit value at beginning of period	$2.82	$2.39	$2.14	$2.19	$2.12	$1.61	$1.36	$1.44	$1.18	$0.85
Accumulation unit value at end of period	$2.73	$2.82	$2.39	$2.14	$2.19	$2.12	$1.61	$1.36	$1.44	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	396	436	488	545	631	839	1,098	1,184	1,298	1,959
Wells Fargo VT Index Asset Allocation Fund – Class 2 (3/3/2003)
Accumulation unit value at beginning of period	$2.64	$2.39	$2.25	$2.26	$1.95	$1.65	$1.49	$1.42	$1.27	$1.12
Accumulation unit value at end of period	$2.52	$2.64	$2.39	$2.25	$2.26	$1.95	$1.65	$1.49	$1.42	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	45	45	45	45	45	47	48	58	49	49
Wells Fargo VT International Equity Fund – Class 2 (7/31/2002)
Accumulation unit value at beginning of period	$2.13	$1.74	$1.71	$1.71	$1.84	$1.56	$1.40	$1.63	$1.42	$1.25
Accumulation unit value at end of period	$1.74	$2.13	$1.74	$1.71	$1.71	$1.84	$1.56	$1.40	$1.63	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	20	19	20	20	31	36	39	43	54	76
Wells Fargo VT Omega Growth Fund – Class 2 (7/31/2002)
Accumulation unit value at beginning of period	$3.90	$2.94	$2.98	$2.98	$2.92	$2.12	$1.79	$1.93	$1.64	$1.16
Accumulation unit value at end of period	$3.85	$3.90	$2.94	$2.98	$2.98	$2.92	$2.12	$1.79	$1.93	$1.64
Number of accumulation units outstanding at end of period (000 omitted)	182	231	324	399	525	940	1,346	1,486	1,623	30
Wells Fargo VT Opportunity Fund – Class 2 (8/26/2011)
Accumulation unit value at beginning of period	$2.08	$1.75	$1.59	$1.66	$1.53	$1.19	$1.05	$1.00	—	—
Accumulation unit value at end of period	$1.90	$2.08	$1.75	$1.59	$1.66	$1.53	$1.19	$1.05	—	—
Number of accumulation units outstanding at end of period (000 omitted)	40	59	61	66	71	79	86	94	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (3/3/2003)
Accumulation unit value at beginning of period	$4.56	$3.68	$3.47	$3.64	$3.76	$2.55	$2.40	$2.55	$2.05	$1.36
Accumulation unit value at end of period	$4.55	$4.56	$3.68	$3.47	$3.64	$3.76	$2.55	$2.40	$2.55	$2.05
Number of accumulation units outstanding at end of period (000 omitted)	2	2	3	3	3	3	3	29	6	—

Variable account charges of 1.65% of the daily net assets of the variable account.

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AB VPS Balanced Wealth Strategy Portfolio (Class B) (9/26/2008)
Accumulation unit value at beginning of period	$1.63	$1.43	$1.39	$1.40	$1.33	$1.16	$1.04	$1.09	$1.01	$0.82
Accumulation unit value at end of period	$1.50	$1.63	$1.43	$1.39	$1.40	$1.33	$1.16	$1.04	$1.09	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	8	8	8	8	8
AB VPS Global Thematic Growth Portfolio (Class B) (1/29/2003)
Accumulation unit value at beginning of period	$2.34	$1.74	$1.79	$1.77	$1.72	$1.42	$1.27	$1.69	$1.45	$0.96
Accumulation unit value at end of period	$2.07	$2.34	$1.74	$1.79	$1.77	$1.72	$1.42	$1.27	$1.69	$1.45
Number of accumulation units outstanding at end of period (000 omitted)	15	15	16	16	39	39	42	42	43	63
AB VPS Growth and Income Portfolio (Class B) (1/29/2003)
Accumulation unit value at beginning of period	$2.95	$2.53	$2.31	$2.32	$2.16	$1.63	$1.41	$1.35	$1.22	$1.03
Accumulation unit value at end of period	$2.73	$2.95	$2.53	$2.31	$2.32	$2.16	$1.63	$1.41	$1.35	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	76	78	80	87	113	221	225	233	236	346
AB VPS International Value Portfolio (Class B) (4/30/2004)
Accumulation unit value at beginning of period	$1.41	$1.15	$1.17	$1.17	$1.27	$1.05	$0.93	$1.18	$1.15	$0.87
Accumulation unit value at end of period	$1.07	$1.41	$1.15	$1.17	$1.17	$1.27	$1.05	$0.93	$1.18	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	388	415	535	601	776	990	1,863	2,247	2,294	4,385
AB VPS Large Cap Growth Portfolio (Class B) (1/29/2003)
Accumulation unit value at beginning of period	$3.29	$2.54	$2.52	$2.31	$2.07	$1.53	$1.34	$1.41	$1.31	$0.97
Accumulation unit value at end of period	$3.31	$3.29	$2.54	$2.52	$2.31	$2.07	$1.53	$1.34	$1.41	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	11	14	15	43	110	120
American Century VP Inflation Protection, Class II (4/30/2004)
Accumulation unit value at beginning of period	$1.31	$1.28	$1.25	$1.30	$1.28	$1.42	$1.35	$1.23	$1.19	$1.09
Accumulation unit value at end of period	$1.25	$1.31	$1.28	$1.25	$1.30	$1.28	$1.42	$1.35	$1.23	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	427	506	542	668	901	1,292	1,791	2,262	2,949	3,153
American Century VP International, Class II (4/30/2004)
Accumulation unit value at beginning of period	$1.91	$1.48	$1.59	$1.61	$1.74	$1.44	$1.21	$1.40	$1.26	$0.96
Accumulation unit value at end of period	$1.59	$1.91	$1.48	$1.59	$1.61	$1.74	$1.44	$1.21	$1.40	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Mid Cap Value, Class II (5/1/2007)
Accumulation unit value at beginning of period	$2.08	$1.90	$1.57	$1.62	$1.42	$1.11	$0.97	$1.00	$0.85	$0.67
Accumulation unit value at end of period	$1.78	$2.08	$1.90	$1.57	$1.62	$1.42	$1.11	$0.97	$1.00	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	12

104	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
American Century VP Ultra®, Class II (4/30/2004)
Accumulation unit value at beginning of period	$2.34	$1.80	$1.76	$1.68	$1.56	$1.16	$1.03	$1.04	$0.91	$0.69
Accumulation unit value at end of period	$2.31	$2.34	$1.80	$1.76	$1.68	$1.56	$1.16	$1.03	$1.04	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	147	193	277	327	453	619	1,269	1,456	1,853	2,037
American Century VP Value, Class II (4/30/2004)
Accumulation unit value at beginning of period	$2.20	$2.06	$1.74	$1.85	$1.66	$1.29	$1.14	$1.15	$1.03	$0.88
Accumulation unit value at end of period	$1.97	$2.20	$2.06	$1.74	$1.85	$1.66	$1.29	$1.14	$1.15	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	1	1	1	12
ClearBridge Variable Small Cap Growth Portfolio – Class I (5/1/2007)
Accumulation unit value at beginning of period	$2.16	$1.76	$1.69	$1.80	$1.76	$1.22	$1.04	$1.04	$0.84	$0.60
Accumulation unit value at end of period	$2.19	$2.16	$1.76	$1.69	$1.80	$1.76	$1.22	$1.04	$1.04	$0.84
Number of accumulation units outstanding at end of period (000 omitted)	1	14	16	41	44	48	10	10	10	22
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (3/3/2000)
Accumulation unit value at beginning of period	$1.44	$1.18	$1.11	$1.12	$0.99	$0.75	$0.67	$0.65	$0.56	$0.46
Accumulation unit value at end of period	$1.37	$1.44	$1.18	$1.11	$1.12	$0.99	$0.75	$0.67	$0.65	$0.56
Number of accumulation units outstanding at end of period (000 omitted)	313	378	549	705	979	1,402	1,936	2,409	3,157	3,716
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (3/3/2000)
Accumulation unit value at beginning of period	$2.78	$2.48	$2.22	$2.32	$2.14	$1.72	$1.53	$1.64	$1.43	$1.14
Accumulation unit value at end of period	$2.58	$2.78	$2.48	$2.22	$2.32	$2.14	$1.72	$1.53	$1.64	$1.43
Number of accumulation units outstanding at end of period (000 omitted)	286	357	430	495	581	859	1,769	2,320	2,716	8,325
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.89	$2.00	$1.94	$2.16	$2.25	$2.33	$1.96	$2.53	$2.15	$1.25
Accumulation unit value at end of period	$2.23	$2.89	$2.00	$1.94	$2.16	$2.25	$2.33	$1.96	$2.53	$2.15
Number of accumulation units outstanding at end of period (000 omitted)	130	133	193	236	270	346	542	677	682	1,688
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (1/29/2003)
Accumulation unit value at beginning of period	$0.91	$0.93	$0.94	$0.96	$0.97	$0.99	$1.01	$1.02	$1.04	$1.05
Accumulation unit value at end of period	$0.91	$0.91	$0.93	$0.94	$0.96	$0.97	$0.99	$1.01	$1.02	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	605	838	1,043	550	656	741	903	1,702	2,115	3,351
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (3/3/2000)
Accumulation unit value at beginning of period	$2.20	$2.10	$1.91	$1.97	$1.93	$1.85	$1.63	$1.56	$1.40	$0.92
Accumulation unit value at end of period	$2.08	$2.20	$2.10	$1.91	$1.97	$1.93	$1.85	$1.63	$1.56	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	47	73	118	167	203	286	466	702	858	1,039
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (6/1/2004)
Accumulation unit value at beginning of period	$2.06	$1.96	$1.80	$1.85	$1.81	$1.75	$1.55	$1.49	$1.34	$0.95
Accumulation unit value at end of period	$1.94	$2.06	$1.96	$1.80	$1.85	$1.81	$1.75	$1.55	$1.49	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	101	113	136	41	51	81	123	177	244	4,591
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (1/29/2003)
Accumulation unit value at beginning of period	$1.42	$1.39	$1.35	$1.37	$1.33	$1.38	$1.31	$1.24	$1.17	$1.04
Accumulation unit value at end of period	$1.40	$1.42	$1.39	$1.35	$1.37	$1.33	$1.38	$1.31	$1.24	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	361	420	487	508	563	665	752	1,084	1,363	10,096
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (1/29/2003)
Accumulation unit value at beginning of period	$2.84	$2.26	$2.27	$2.11	$1.88	$1.47	$1.24	$1.31	$1.13	$0.84
Accumulation unit value at end of period	$2.68	$2.84	$2.26	$2.27	$2.11	$1.88	$1.47	$1.24	$1.31	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	17
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (1/29/2003)
Accumulation unit value at beginning of period	$3.09	$2.59	$2.36	$2.38	$2.14	$1.65	$1.45	$1.45	$1.29	$1.04
Accumulation unit value at end of period	$2.89	$3.09	$2.59	$2.36	$2.38	$2.14	$1.65	$1.45	$1.45	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	41	44	40	147	214	217	233	245	292	293
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (1/29/2003)
Accumulation unit value at beginning of period	$2.73	$2.26	$2.25	$2.17	$2.05	$1.59	$1.46	$1.74	$1.40	$0.87
Accumulation unit value at end of period	$2.55	$2.73	$2.26	$2.25	$2.17	$2.05	$1.59	$1.46	$1.74	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	2	3	6	12	18	24	35	42	47	71
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.65	$1.48	$1.32	$1.41	$1.28	$0.94	$0.81	$0.90	$0.75	$0.54
Accumulation unit value at end of period	$1.40	$1.65	$1.48	$1.32	$1.41	$1.28	$0.94	$0.81	$0.90	$0.75
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	6
Columbia Variable Portfolio – Overseas Core Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.84	$1.47	$1.59	$1.54	$1.71	$1.42	$1.23	$1.42	$1.27	$1.01
Accumulation unit value at end of period	$1.50	$1.84	$1.47	$1.59	$1.54	$1.71	$1.42	$1.23	$1.42	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.49	$2.09	$1.78	$1.90	$1.74	$1.28	$1.10	$1.14	$0.96	$0.77
Accumulation unit value at end of period	$2.15	$2.49	$2.09	$1.78	$1.90	$1.74	$1.28	$1.10	$1.14	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	105

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (3/3/2000)
Accumulation unit value at beginning of period	$2.35	$2.13	$1.90	$2.00	$1.92	$1.31	$1.13	$1.26	$1.01	$0.73
Accumulation unit value at end of period	$2.02	$2.35	$2.13	$1.90	$2.00	$1.92	$1.31	$1.13	$1.26	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	1	22	22	23	23	23	30
Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (4/30/2004)
Accumulation unit value at beginning of period	$2.68	$2.39	$1.83	$1.99	$1.96	$1.49	$1.36	$1.47	$1.18	$0.96
Accumulation unit value at end of period	$2.16	$2.68	$2.39	$1.83	$1.99	$1.96	$1.49	$1.36	$1.47	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	22	24	31	35	45	69	130	177	242	4,708
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (3/3/2000)
Accumulation unit value at beginning of period	$1.23	$1.21	$1.20	$1.21	$1.16	$1.20	$1.20	$1.21	$1.19	$1.15
Accumulation unit value at end of period	$1.23	$1.23	$1.21	$1.20	$1.21	$1.16	$1.20	$1.20	$1.21	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	424	445	462	496	524	676	762	920	995	2,247
Credit Suisse Trust – Commodity Return Strategy Portfolio (5/1/2007)
Accumulation unit value at beginning of period	$0.47	$0.47	$0.42	$0.58	$0.71	$0.80	$0.83	$0.97	$0.84	$0.72
Accumulation unit value at end of period	$0.41	$0.47	$0.47	$0.42	$0.58	$0.71	$0.80	$0.83	$0.97	$0.84
Number of accumulation units outstanding at end of period (000 omitted)	15	15	17	17	19	19	19	19	19	—
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.34	$1.33	$1.25	$1.29	$1.21	$1.30	$1.25	$1.15	$1.13	$1.07
Accumulation unit value at end of period	$1.32	$1.34	$1.33	$1.25	$1.29	$1.21	$1.30	$1.25	$1.15	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	116	166	241	183	210	310	381	459	610	7,030
CTIVP® – Loomis Sayles Growth Fund (Class 1) (4/29/2016)
Accumulation unit value at beginning of period	$1.38	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.38	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	38	46	69	—	—	—	—	—	—	—
CTIVP® – MFS® Blended Research® Core Equity Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.53	$1.29	$1.20	$1.21	$1.10	$0.87	$0.80	$0.85	$0.77	$0.60
Accumulation unit value at end of period	$1.38	$1.53	$1.29	$1.20	$1.21	$1.10	$0.87	$0.80	$0.85	$0.77
Number of accumulation units outstanding at end of period (000 omitted)	35	42	58	62	82	145	270	366	487	9,716
CTIVP® – Victory Sycamore Established Value Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.69	$2.36	$1.99	$2.02	$1.83	$1.37	$1.19	$1.29	$1.08	$0.80
Accumulation unit value at end of period	$2.38	$2.69	$2.36	$1.99	$2.02	$1.83	$1.37	$1.19	$1.29	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.58	$2.28	$2.01	$2.10	$1.91	$1.44	$1.23	$1.25	$1.00	$0.75
Accumulation unit value at end of period	$2.14	$2.58	$2.28	$2.01	$2.10	$1.91	$1.44	$1.23	$1.25	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.89	$2.06	$2.01	$1.93	$1.84	$1.41	$1.24	$1.37	$1.08	$0.70
Accumulation unit value at end of period	$2.80	$2.89	$2.06	$2.01	$1.93	$1.84	$1.41	$1.24	$1.37	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	42	56	82	99	134	188	349	402	501	618
The Dreyfus Sustainable U.S. Equity Portfolio, Inc., Initial Shares (3/3/2000)
Accumulation unit value at beginning of period	$1.30	$1.15	$1.06	$1.11	$1.00	$0.75	$0.68	$0.69	$0.61	$0.46
Accumulation unit value at end of period	$1.22	$1.30	$1.15	$1.06	$1.11	$1.00	$0.75	$0.68	$0.69	$0.61
Number of accumulation units outstanding at end of period (000 omitted)	17	18	18	18	18	18	18	18	21	29
Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.20	$1.76	$1.66	$1.74	$1.64	$1.38	$1.27	$1.19	$1.05	$0.87
Accumulation unit value at end of period	$2.01	$2.20	$1.76	$1.66	$1.74	$1.64	$1.38	$1.27	$1.19	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.05	$0.84	$0.91	$0.91	$0.96	$0.83	$0.69	$0.82	$0.76	$0.62
Accumulation unit value at end of period	$0.87	$1.05	$0.84	$0.91	$0.91	$0.96	$0.83	$0.69	$0.82	$0.76
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.38	$1.09	$1.13	$1.18	$1.33	$1.10	$1.00	$1.25	$1.22	$0.95
Accumulation unit value at end of period	$1.13	$1.38	$1.09	$1.13	$1.18	$1.33	$1.10	$1.00	$1.25	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Eaton Vance VT Floating-Rate Income Fund – Initial Class (5/1/2007)
Accumulation unit value at beginning of period	$1.23	$1.21	$1.12	$1.15	$1.17	$1.14	$1.08	$1.07	$1.00	$0.70
Accumulation unit value at end of period	$1.20	$1.23	$1.21	$1.12	$1.15	$1.17	$1.14	$1.08	$1.07	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	54	70	75	82	96	118	158	218	280	3,435
Fidelity® VIP Contrafund® Portfolio Service Class 2 (1/29/2003)
Accumulation unit value at beginning of period	$3.57	$2.98	$2.82	$2.85	$2.60	$2.01	$1.76	$1.84	$1.60	$1.20
Accumulation unit value at end of period	$3.28	$3.57	$2.98	$2.82	$2.85	$2.60	$2.01	$1.76	$1.84	$1.60
Number of accumulation units outstanding at end of period (000 omitted)	666	795	830	939	1,160	1,688	2,720	3,597	4,273	5,868

106	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Fidelity® VIP Dynamic Capital Appreciation Portfolio Service Class 2 (5/1/2001)
Accumulation unit value at beginning of period	$2.74	$2.26	$2.23	$2.25	$2.07	$1.52	$1.26	$1.32	$1.14	$0.85
Accumulation unit value at end of period	$2.56	$2.74	$2.26	$2.23	$2.25	$2.07	$1.52	$1.26	$1.32	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	1	1
Fidelity® VIP Growth Portfolio Service Class 2 (1/29/2003)
Accumulation unit value at beginning of period	$3.26	$2.46	$2.49	$2.37	$2.17	$1.62	$1.44	$1.46	$1.20	$0.95
Accumulation unit value at end of period	$3.20	$3.26	$2.46	$2.49	$2.37	$2.17	$1.62	$1.44	$1.46	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	4	5	5	5	5	23	23	23	23	61
Fidelity® VIP High Income Portfolio Service Class 2 (5/1/2001)
Accumulation unit value at beginning of period	$2.11	$2.00	$1.78	$1.89	$1.90	$1.83	$1.63	$1.60	$1.43	$1.01
Accumulation unit value at end of period	$2.00	$2.11	$2.00	$1.78	$1.89	$1.90	$1.83	$1.63	$1.60	$1.43
Number of accumulation units outstanding at end of period (000 omitted)	12	18	18	25	25	25	25	25	19	19
Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.39	$1.36	$1.32	$1.36	$1.30	$1.35	$1.30	$1.24	$1.17	$1.03
Accumulation unit value at end of period	$1.36	$1.39	$1.36	$1.32	$1.36	$1.30	$1.35	$1.30	$1.24	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	311	374	410	454	625	860	1,334	1,549	1,827	5,936
Fidelity® VIP Mid Cap Portfolio Service Class 2 (5/1/2001)
Accumulation unit value at beginning of period	$4.10	$3.45	$3.14	$3.24	$3.11	$2.33	$2.06	$2.35	$1.86	$1.35
Accumulation unit value at end of period	$3.43	$4.10	$3.45	$3.14	$3.24	$3.11	$2.33	$2.06	$2.35	$1.86
Number of accumulation units outstanding at end of period (000 omitted)	116	135	175	201	259	395	569	740	844	2,215
Fidelity® VIP Overseas Portfolio Service Class 2 (1/29/2003)
Accumulation unit value at beginning of period	$2.59	$2.03	$2.18	$2.14	$2.37	$1.85	$1.57	$1.93	$1.73	$1.40
Accumulation unit value at end of period	$2.17	$2.59	$2.03	$2.18	$2.14	$2.37	$1.85	$1.57	$1.93	$1.73
Number of accumulation units outstanding at end of period (000 omitted)	75	81	109	126	178	225	349	447	493	554
Franklin Global Real Estate VIP Fund – Class 2 (3/3/2000)
Accumulation unit value at beginning of period	$2.49	$2.30	$2.32	$2.35	$2.07	$2.06	$1.64	$1.77	$1.49	$1.27
Accumulation unit value at end of period	$2.29	$2.49	$2.30	$2.32	$2.35	$2.07	$2.06	$1.64	$1.77	$1.49
Number of accumulation units outstanding at end of period (000 omitted)	10	12	13	14	16	23	24	61	79	103
Franklin Income VIP Fund – Class 2 (3/3/2000)
Accumulation unit value at beginning of period	$2.41	$2.23	$1.99	$2.18	$2.11	$1.89	$1.70	$1.69	$1.53	$1.14
Accumulation unit value at end of period	$2.27	$2.41	$2.23	$1.99	$2.18	$2.11	$1.89	$1.70	$1.69	$1.53
Number of accumulation units outstanding at end of period (000 omitted)	139	141	125	220	223	247	249	422	433	456
Franklin Mutual Shares VIP Fund – Class 2 (3/3/2000)
Accumulation unit value at beginning of period	$2.48	$2.32	$2.04	$2.18	$2.07	$1.64	$1.46	$1.50	$1.37	$1.10
Accumulation unit value at end of period	$2.22	$2.48	$2.32	$2.04	$2.18	$2.07	$1.64	$1.46	$1.50	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	356	407	490	577	658	831	1,178	1,501	1,886	2,268
Franklin Rising Dividends VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.42	$2.04	$1.79	$1.88	$1.76	$1.38	$1.25	$1.20	$1.01	$0.88
Accumulation unit value at end of period	$2.26	$2.42	$2.04	$1.79	$1.88	$1.76	$1.38	$1.25	$1.20	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	6	6	6	6	5	7	16
Franklin Small Cap Value VIP Fund – Class 2 (5/1/2002)
Accumulation unit value at beginning of period	$2.90	$2.67	$2.08	$2.28	$2.31	$1.72	$1.48	$1.56	$1.24	$0.98
Accumulation unit value at end of period	$2.49	$2.90	$2.67	$2.08	$2.28	$2.31	$1.72	$1.48	$1.56	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	46	46	69	76	91	92	84	106	114	186
Franklin Small-Mid Cap Growth VIP Fund – Class 2 (3/3/2000)
Accumulation unit value at beginning of period	$1.09	$0.91	$0.89	$0.93	$0.88	$0.65	$0.59	$0.63	$0.50	$0.36
Accumulation unit value at end of period	$1.01	$1.09	$0.91	$0.89	$0.93	$0.88	$0.65	$0.59	$0.63	$0.50
Number of accumulation units outstanding at end of period (000 omitted)	25	27	72	112	181	192	274	378	425	493
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (3/3/2000)
Accumulation unit value at beginning of period	$5.01	$4.58	$4.10	$4.59	$4.11	$3.14	$2.70	$2.93	$2.38	$1.82
Accumulation unit value at end of period	$4.41	$5.01	$4.58	$4.10	$4.59	$4.11	$3.14	$2.70	$2.93	$2.38
Number of accumulation units outstanding at end of period (000 omitted)	70	90	115	143	172	244	444	575	685	1,547
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (3/3/2000)
Accumulation unit value at beginning of period	$1.89	$1.55	$1.42	$1.44	$1.26	$0.93	$0.83	$0.81	$0.73	$0.61
Accumulation unit value at end of period	$1.74	$1.89	$1.55	$1.42	$1.44	$1.26	$0.93	$0.83	$0.81	$0.73
Number of accumulation units outstanding at end of period (000 omitted)	11	11	11	11	24	20	20	20	33	52
Invesco V.I. American Franchise Fund, Series I Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.85	$1.47	$1.46	$1.42	$1.33	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$1.75	$1.85	$1.47	$1.46	$1.42	$1.33	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	15	15	11	11	—	—	—
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.82	$1.46	$1.45	$1.41	$1.32	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$1.72	$1.82	$1.46	$1.45	$1.41	$1.32	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18	47	52	54	59	65	76	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	107

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Invesco V.I. Comstock Fund, Series II Shares (1/29/2003)
Accumulation unit value at beginning of period	$3.04	$2.63	$2.29	$2.48	$2.31	$1.73	$1.48	$1.54	$1.35	$1.07
Accumulation unit value at end of period	$2.62	$3.04	$2.63	$2.29	$2.48	$2.31	$1.73	$1.48	$1.54	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	418	494	589	742	931	1,296	2,488	3,313	3,998	6,138
Invesco V.I. Core Equity Fund, Series I Shares (4/28/2006)
Accumulation unit value at beginning of period	$1.79	$1.61	$1.48	$1.60	$1.50	$1.18	$1.05	$1.07	$1.00	$0.79
Accumulation unit value at end of period	$1.59	$1.79	$1.61	$1.48	$1.60	$1.50	$1.18	$1.05	$1.07	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	37	40	66	64	66	63	69	76	161	191
Invesco V.I. Core Equity Fund, Series II Shares (4/28/2006)
Accumulation unit value at beginning of period	$1.74	$1.56	$1.45	$1.56	$1.47	$1.16	$1.04	$1.06	$0.99	$0.78
Accumulation unit value at end of period	$1.54	$1.74	$1.56	$1.45	$1.56	$1.47	$1.16	$1.04	$1.06	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	2	2	3	3	3	3	3	3	17	26
Invesco V.I. Growth and Income Fund, Series II Shares (1/29/2003)
Accumulation unit value at beginning of period	$3.11	$2.77	$2.36	$2.48	$2.29	$1.74	$1.55	$1.61	$1.46	$1.20
Accumulation unit value at end of period	$2.64	$3.11	$2.77	$2.36	$2.48	$2.29	$1.74	$1.55	$1.61	$1.46
Number of accumulation units outstanding at end of period (000 omitted)	6	6	6	6	6	6	6	6	93	153
Invesco V.I. Health Care Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.83	$1.61	$1.85	$1.83	$1.56	$1.13	$0.95	$0.93	$0.90	$0.72
Accumulation unit value at end of period	$1.81	$1.83	$1.61	$1.85	$1.83	$1.56	$1.13	$0.95	$0.93	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	9	41	45	85	91	104	14	9	22	6
Invesco V.I. International Growth Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.21	$1.00	$1.02	$1.07	$1.08	$0.93	$0.82	$0.89	$0.81	$0.61
Accumulation unit value at end of period	$1.01	$1.21	$1.00	$1.02	$1.07	$1.08	$0.93	$0.82	$0.89	$0.81
Number of accumulation units outstanding at end of period (000 omitted)	33	31	46	45	59	102	186	239	305	7,183
Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.05	$1.82	$1.63	$1.73	$1.69	$1.34	$1.23	$1.34	$1.19	$0.94
Accumulation unit value at end of period	$1.78	$2.05	$1.82	$1.63	$1.73	$1.69	$1.34	$1.23	$1.34	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	32	34	44	53	74	101	141	159	196	214
Invesco V.I. Mid Cap Growth Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.63	$1.36	$1.37	$1.38	$1.31	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$1.51	$1.63	$1.36	$1.37	$1.38	$1.31	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	30	30	33	33	33	33	34	—	—	—
Invesco V.I. Value Opportunities Fund, Series II Shares (1/29/2003)
Accumulation unit value at beginning of period	$2.17	$1.88	$1.62	$1.84	$1.76	$1.34	$1.16	$1.22	$1.16	$0.80
Accumulation unit value at end of period	$1.72	$2.17	$1.88	$1.62	$1.84	$1.76	$1.34	$1.16	$1.22	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	158	169	232	278	368	484	637	802	995	1,098
Janus Henderson VIT Research Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.84	$1.46	$1.48	$1.44	$1.30	$1.01	$0.87	$0.94	$0.83	$0.62
Accumulation unit value at end of period	$1.76	$1.84	$1.46	$1.48	$1.44	$1.30	$1.01	$0.87	$0.94	$0.83
Number of accumulation units outstanding at end of period (000 omitted)	28	43	59	81	102	152	222	332	440	7,917
MFS® Investors Trust Series – Initial Class (3/3/2000)
Accumulation unit value at beginning of period	$2.01	$1.66	$1.55	$1.57	$1.44	$1.11	$0.95	$0.98	$0.90	$0.72
Accumulation unit value at end of period	$1.87	$2.01	$1.66	$1.55	$1.57	$1.44	$1.11	$0.95	$0.98	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	7
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (3/27/2015)
Accumulation unit value at beginning of period	$1.27	$1.01	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.26	$1.27	$1.01	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	—	—	—	—	—	—
MFS® New Discovery Series – Service Class (1/29/2003)
Accumulation unit value at beginning of period	$3.48	$2.80	$2.62	$2.72	$2.99	$2.15	$1.81	$2.05	$1.54	$0.96
Accumulation unit value at end of period	$3.36	$3.48	$2.80	$2.62	$2.72	$2.99	$2.15	$1.81	$2.05	$1.54
Number of accumulation units outstanding at end of period (000 omitted)	24	24	24	24	30	30	30	30	77	95
MFS® Total Return Series – Service Class (1/29/2003)
Accumulation unit value at beginning of period	$2.16	$1.96	$1.83	$1.87	$1.76	$1.50	$1.38	$1.38	$1.28	$1.10
Accumulation unit value at end of period	$2.00	$2.16	$1.96	$1.83	$1.87	$1.76	$1.50	$1.38	$1.38	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	369	389	412	496	609	771	840	1,031	1,200	1,487
MFS® Utilities Series – Initial Class (3/3/2000)
Accumulation unit value at beginning of period	$2.21	$1.96	$1.78	$2.12	$1.91	$1.61	$1.45	$1.38	$1.23	$0.94
Accumulation unit value at end of period	$2.20	$2.21	$1.96	$1.78	$2.12	$1.91	$1.61	$1.45	$1.38	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	33	33	33	52	53	55	58	62	71	90
MFS® Utilities Series – Service Class (1/29/2003)
Accumulation unit value at beginning of period	$4.34	$3.86	$3.52	$4.20	$3.80	$3.21	$2.89	$2.75	$2.47	$1.89
Accumulation unit value at end of period	$4.31	$4.34	$3.86	$3.52	$4.20	$3.80	$3.21	$2.89	$2.75	$2.47
Number of accumulation units outstanding at end of period (000 omitted)	5	5	6	6	8	30	42	43	78	111

108	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.05	$0.97	$0.96	$0.99	$0.88	$0.88	$0.69	$0.78	$0.64	$0.46
Accumulation unit value at end of period	$0.95	$1.05	$0.97	$0.96	$0.99	$0.88	$0.88	$0.69	$0.78	$0.64
Number of accumulation units outstanding at end of period (000 omitted)	26	27	32	32	38	49	74	110	124	1,683
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.76	$1.29	$1.44	$1.56	$1.56	$1.15	$1.08	$1.18	$0.91	$0.59
Accumulation unit value at end of period	$1.92	$1.76	$1.29	$1.44	$1.56	$1.56	$1.15	$1.08	$1.18	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I Shares (1/29/2003)
Accumulation unit value at beginning of period	$3.90	$3.85	$3.66	$3.64	$2.85	$2.84	$2.50	$2.39	$1.87	$1.48
Accumulation unit value at end of period	$3.54	$3.90	$3.85	$3.66	$3.64	$2.85	$2.84	$2.50	$2.39	$1.87
Number of accumulation units outstanding at end of period (000 omitted)	—	2	3	3	3	3	9	9	9	14
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.73	$2.70	$2.58	$2.57	$2.02	$2.02	$1.77	$1.71	$1.34	$1.06
Accumulation unit value at end of period	$2.47	$2.73	$2.70	$2.58	$2.57	$2.02	$2.02	$1.77	$1.71	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	13	19	26	30	35	59
Oppenheimer Capital Appreciation Fund/VA, Service Shares* (1/29/2003)
Accumulation unit value at beginning of period	$2.59	$2.08	$2.17	$2.14	$1.89	$1.48	$1.32	$1.37	$1.27	$0.90
Accumulation unit value at end of period	$2.40	$2.59	$2.08	$2.17	$2.14	$1.89	$1.48	$1.32	$1.37	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	147	172	220	259	339	466	827	954	1,167	1,473
*Oppenheimer Capital Appreciation Fund/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Capital Appreciation Fund, Series II Shares on or about May 24, 2019.
Oppenheimer Global Fund/VA, Service Shares* (5/1/2002)
Accumulation unit value at beginning of period	$2.80	$2.09	$2.13	$2.09	$2.08	$1.66	$1.40	$1.56	$1.37	$1.00
Accumulation unit value at end of period	$2.39	$2.80	$2.09	$2.13	$2.09	$2.08	$1.66	$1.40	$1.56	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	11	23	24	24	77	171	172	309	313	562
*Oppenheimer Global Fund/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Global Fund, Series II Shares on or about May 24, 2019.
Oppenheimer Global Strategic Income Fund/VA, Service Shares* (5/1/2002)
Accumulation unit value at beginning of period	$1.82	$1.75	$1.67	$1.74	$1.73	$1.77	$1.59	$1.60	$1.42	$1.22
Accumulation unit value at end of period	$1.71	$1.82	$1.75	$1.67	$1.74	$1.73	$1.77	$1.59	$1.60	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	539	625	718	846	1,035	1,325	1,918	2,542	3,022	8,791
*Oppenheimer Global Strategic Income Fund/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares on or about May 24, 2019.
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares* (1/29/2003)
Accumulation unit value at beginning of period	$4.00	$3.57	$3.09	$3.34	$3.04	$2.20	$1.90	$1.98	$1.64	$1.21
Accumulation unit value at end of period	$3.52	$4.00	$3.57	$3.09	$3.34	$3.04	$2.20	$1.90	$1.98	$1.64
Number of accumulation units outstanding at end of period (000 omitted)	15	16	16	26	29	36	40	51	57	79
*Oppenheimer Main Street Small Cap Fund®/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares on or about May 24, 2019.
PIMCO VIT All Asset Portfolio, Advisor Class (5/1/2007)
Accumulation unit value at beginning of period	$1.38	$1.24	$1.12	$1.25	$1.26	$1.28	$1.14	$1.13	$1.02	$0.85
Accumulation unit value at end of period	$1.29	$1.38	$1.24	$1.12	$1.25	$1.26	$1.28	$1.14	$1.13	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	65	79	93	123	129	157	203	310	407	4,314
Putnam VT Equity Income Fund – Class IB Shares (5/12/2017)
Accumulation unit value at beginning of period	$1.12	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.12	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	33	44	—	—	—	—	—	—	—	—
Putnam VT Global Health Care Fund – Class IB Shares (5/1/2002)
Accumulation unit value at beginning of period	$2.47	$2.17	$2.49	$2.35	$1.87	$1.34	$1.12	$1.15	$1.14	$0.92
Accumulation unit value at end of period	$2.41	$2.47	$2.17	$2.49	$2.35	$1.87	$1.34	$1.12	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	8	8	9	8	8	9	11	12	44	77
Putnam VT International Equity Fund – Class IB Shares (3/3/2000)
Accumulation unit value at beginning of period	$0.99	$0.79	$0.83	$0.84	$0.91	$0.73	$0.60	$0.74	$0.68	$0.56
Accumulation unit value at end of period	$0.78	$0.99	$0.79	$0.83	$0.84	$0.91	$0.73	$0.60	$0.74	$0.68
Number of accumulation units outstanding at end of period (000 omitted)	107	111	205	229	255	433	521	575	682	744
Putnam VT Research Fund – Class IB Shares (1/29/2003)
Accumulation unit value at beginning of period	$2.87	$2.37	$2.19	$2.26	$2.00	$1.52	$1.31	$1.36	$1.19	$0.91
Accumulation unit value at end of period	$2.69	$2.87	$2.37	$2.19	$2.26	$2.00	$1.52	$1.31	$1.36	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Putnam VT Small Cap Value Fund – Class IB Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.24	$2.11	$1.68	$1.79	$1.76	$1.28	$1.11	$1.18	$0.95	$0.74
Accumulation unit value at end of period	$1.76	$2.24	$2.11	$1.68	$1.79	$1.76	$1.28	$1.11	$1.18	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	6	14	15	16	17	18	21	29	37	40

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	109

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Putnam VT Sustainable Leaders Fund – Class IB Shares (9/24/2010)
Accumulation unit value at beginning of period	$2.40	$1.88	$1.78	$1.81	$1.62	$1.21	$1.05	$1.13	$1.00	—
Accumulation unit value at end of period	$2.32	$2.40	$1.88	$1.78	$1.81	$1.62	$1.21	$1.05	$1.13	—
Number of accumulation units outstanding at end of period (000 omitted)	22	22	22	16	16	17	16	26	33	—
Templeton Foreign VIP Fund – Class 2 (1/29/2003)
Accumulation unit value at beginning of period	$2.33	$2.03	$1.92	$2.09	$2.39	$1.98	$1.70	$1.93	$1.81	$1.34
Accumulation unit value at end of period	$1.93	$2.33	$2.03	$1.92	$2.09	$2.39	$1.98	$1.70	$1.93	$1.81
Number of accumulation units outstanding at end of period (000 omitted)	68	68	80	80	86	103	160	210	261	292
Templeton Global Bond VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.94	$1.94	$1.91	$2.03	$2.03	$2.03	$1.79	$1.84	$1.63	$1.40
Accumulation unit value at end of period	$1.95	$1.94	$1.94	$1.91	$2.03	$2.03	$2.03	$1.79	$1.84	$1.63
Number of accumulation units outstanding at end of period (000 omitted)	207	258	241	270	332	461	658	919	1,091	4,087
Templeton Growth VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.73	$1.49	$1.38	$1.50	$1.57	$1.22	$1.02	$1.12	$1.06	$0.82
Accumulation unit value at end of period	$1.45	$1.73	$1.49	$1.38	$1.50	$1.57	$1.22	$1.02	$1.12	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	22	22	22	60	86	116	125	126	162	163
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.75	$1.49	$1.43	$1.47	$1.41	$1.19	$1.06	$1.12	$1.00	—
Accumulation unit value at end of period	$1.57	$1.75	$1.49	$1.43	$1.47	$1.41	$1.19	$1.06	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	14	16	43	45	25	26	26	54	22	—
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.75	$1.49	$1.43	$1.47	$1.42	$1.19	$1.07	$1.12	$1.00	—
Accumulation unit value at end of period	$1.57	$1.75	$1.49	$1.43	$1.47	$1.42	$1.19	$1.07	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	1,242	1,424	2,285	2,732	2,810	5,562	7,214	9,198	11,690	—
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.22	$1.16	$1.14	$1.16	$1.13	$1.11	$1.06	$1.04	$1.00	—
Accumulation unit value at end of period	$1.17	$1.22	$1.16	$1.14	$1.16	$1.13	$1.11	$1.06	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	1,967	1,992	2,083	255	302	335	350	685	405	—
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.22	$1.16	$1.14	$1.16	$1.13	$1.11	$1.06	$1.04	$1.00	—
Accumulation unit value at end of period	$1.17	$1.22	$1.16	$1.14	$1.16	$1.13	$1.11	$1.06	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	691	882	1,557	2,131	3,097	4,941	7,222	6,751	6,713	—
Variable Portfolio – Managed Risk Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.04	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.04	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.07	$1.01	$1.00	$1.03	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.07	$1.01	$1.00	$1.03	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	352	391	571	401	268	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.11	$1.02	$1.00	$1.04	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.11	$1.02	$1.00	$1.04	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	885	1,012	1,449	1,723	1,762	128	—	—	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.19	$1.03	$1.01	$1.06	$1.03	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.08	$1.19	$1.03	$1.01	$1.06	$1.03	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,430	1,498	1,342	1,635	1,497	317	—	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.15	$1.03	$1.01	$1.05	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.15	$1.03	$1.01	$1.05	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,276	5,010	5,954	5,995	6,411	1,332	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.49	$1.33	$1.30	$1.33	$1.28	$1.17	$1.07	$1.09	$1.00	—
Accumulation unit value at end of period	$1.38	$1.49	$1.33	$1.30	$1.33	$1.28	$1.17	$1.07	$1.09	—
Number of accumulation units outstanding at end of period (000 omitted)	2,706	3,421	3,828	4,130	4,279	4,723	4,466	4,045	3,413	—
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.49	$1.34	$1.30	$1.33	$1.28	$1.17	$1.07	$1.09	$1.00	—
Accumulation unit value at end of period	$1.38	$1.49	$1.34	$1.30	$1.33	$1.28	$1.17	$1.07	$1.09	—
Number of accumulation units outstanding at end of period (000 omitted)	9,074	11,629	14,171	16,924	21,497	28,629	33,040	39,687	42,713	—

110	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.62	$1.41	$1.37	$1.40	$1.35	$1.18	$1.07	$1.11	$1.00	—
Accumulation unit value at end of period	$1.48	$1.62	$1.41	$1.37	$1.40	$1.35	$1.18	$1.07	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	239	327	354	352	472	831	895	907	771	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.62	$1.42	$1.37	$1.40	$1.35	$1.19	$1.07	$1.11	$1.00	—
Accumulation unit value at end of period	$1.48	$1.62	$1.42	$1.37	$1.40	$1.35	$1.19	$1.07	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	4,662	5,404	6,569	9,766	14,418	19,330	21,131	24,332	29,839	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.35	$1.24	$1.22	$1.24	$1.20	$1.14	$1.07	$1.06	$1.00	—
Accumulation unit value at end of period	$1.27	$1.35	$1.24	$1.22	$1.24	$1.20	$1.14	$1.07	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	706	719	732	2,672	2,542	2,579	2,568	2,600	2,380	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.35	$1.25	$1.22	$1.24	$1.21	$1.14	$1.07	$1.07	$1.00	—
Accumulation unit value at end of period	$1.27	$1.35	$1.25	$1.22	$1.24	$1.21	$1.14	$1.07	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	1,448	1,836	2,237	2,966	3,401	6,519	8,251	8,127	9,394	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (5/1/2002)
Accumulation unit value at beginning of period	$2.60	$2.47	$2.00	$2.25	$2.24	$1.69	$1.51	$1.61	$1.31	$0.98
Accumulation unit value at end of period	$2.21	$2.60	$2.47	$2.00	$2.25	$2.24	$1.69	$1.51	$1.61	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	189	214	261	347	465	606	1,139	1,403	1,665	1,992
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.10	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.10	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.20	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.20	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.15	$1.02	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.15	$1.02	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wanger International (4/30/2004)
Accumulation unit value at beginning of period	$3.05	$2.33	$2.41	$2.44	$2.60	$2.16	$1.81	$2.15	$1.75	$1.19
Accumulation unit value at end of period	$2.47	$3.05	$2.33	$2.41	$2.44	$2.60	$2.16	$1.81	$2.15	$1.75
Number of accumulation units outstanding at end of period (000 omitted)	104	113	158	179	228	280	540	662	733	2,149
Wanger USA (4/30/2004)
Accumulation unit value at beginning of period	$2.73	$2.32	$2.08	$2.13	$2.06	$1.57	$1.33	$1.40	$1.15	$0.82
Accumulation unit value at end of period	$2.65	$2.73	$2.32	$2.08	$2.13	$2.06	$1.57	$1.33	$1.40	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	88	119	156	194	257	354	706	916	1,167	2,778
Wells Fargo VT Index Asset Allocation Fund – Class 2 (3/3/2000)
Accumulation unit value at beginning of period	$1.97	$1.78	$1.68	$1.69	$1.45	$1.23	$1.11	$1.06	$0.95	$0.84
Accumulation unit value at end of period	$1.88	$1.97	$1.78	$1.68	$1.69	$1.45	$1.23	$1.11	$1.06	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	165	173	178	166	60	67	70	102	132	136
Wells Fargo VT International Equity Fund – Class 2 (1/29/2003)
Accumulation unit value at beginning of period	$2.38	$1.94	$1.91	$1.91	$2.05	$1.74	$1.56	$1.82	$1.59	$1.40
Accumulation unit value at end of period	$1.93	$2.38	$1.94	$1.91	$1.91	$2.05	$1.74	$1.56	$1.82	$1.59
Number of accumulation units outstanding at end of period (000 omitted)	79	81	97	108	118	145	166	183	211	249
Wells Fargo VT Omega Growth Fund – Class 2 (1/29/2003)
Accumulation unit value at beginning of period	$4.11	$3.10	$3.14	$3.15	$3.08	$2.24	$1.89	$2.04	$1.73	$1.23
Accumulation unit value at end of period	$4.05	$4.11	$3.10	$3.14	$3.15	$3.08	$2.24	$1.89	$2.04	$1.73
Number of accumulation units outstanding at end of period (000 omitted)	127	147	193	222	262	365	574	857	1,082	170
Wells Fargo VT Opportunity Fund – Class 2 (8/26/2011)
Accumulation unit value at beginning of period	$2.07	$1.75	$1.58	$1.66	$1.53	$1.19	$1.05	$1.00	—	—
Accumulation unit value at end of period	$1.89	$2.07	$1.75	$1.58	$1.66	$1.53	$1.19	$1.05	—	—
Number of accumulation units outstanding at end of period (000 omitted)	83	98	106	127	178	240	289	359	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (3/3/2000)
Accumulation unit value at beginning of period	$1.07	$0.86	$0.81	$0.85	$0.88	$0.60	$0.56	$0.60	$0.48	$0.32
Accumulation unit value at end of period	$1.06	$1.07	$0.86	$0.81	$0.85	$0.88	$0.60	$0.56	$0.60	$0.48
Number of accumulation units outstanding at end of period (000 omitted)	98	134	177	183	243	270	292	338	441	268

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	111

Variable account charges of 1.70% of the daily net assets of the variable account.

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AB VPS Balanced Wealth Strategy Portfolio (Class B) (9/26/2008)
Accumulation unit value at beginning of period	$1.62	$1.43	$1.39	$1.39	$1.32	$1.16	$1.04	$1.09	$1.00	$0.82
Accumulation unit value at end of period	$1.49	$1.62	$1.43	$1.39	$1.39	$1.32	$1.16	$1.04	$1.09	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	1	2	2
AB VPS Global Thematic Growth Portfolio (Class B) (8/30/2002)
Accumulation unit value at beginning of period	$2.20	$1.64	$1.68	$1.67	$1.62	$1.34	$1.20	$1.60	$1.37	$0.91
Accumulation unit value at end of period	$1.95	$2.20	$1.64	$1.68	$1.67	$1.62	$1.34	$1.20	$1.60	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	21	21	22	30	31	93	95	108	107	100
AB VPS Growth and Income Portfolio (Class B) (8/30/2002)
Accumulation unit value at beginning of period	$2.74	$2.35	$2.15	$2.16	$2.01	$1.52	$1.32	$1.26	$1.14	$0.96
Accumulation unit value at end of period	$2.54	$2.74	$2.35	$2.15	$2.16	$2.01	$1.52	$1.32	$1.26	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	9	9	9	12	43	45	52	40	56	61
AB VPS International Value Portfolio (Class B) (4/30/2004)
Accumulation unit value at beginning of period	$1.40	$1.14	$1.17	$1.16	$1.26	$1.04	$0.93	$1.17	$1.15	$0.87
Accumulation unit value at end of period	$1.06	$1.40	$1.14	$1.17	$1.16	$1.26	$1.04	$0.93	$1.17	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	2,051	2,019	2,586	2,835	3,703	4,800	6,162	7,923	8,703	28,798
AB VPS Large Cap Growth Portfolio (Class B) (8/30/2002)
Accumulation unit value at beginning of period	$2.93	$2.26	$2.25	$2.06	$1.84	$1.37	$1.20	$1.26	$1.17	$0.87
Accumulation unit value at end of period	$2.95	$2.93	$2.26	$2.25	$2.06	$1.84	$1.37	$1.20	$1.26	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	3	3	3
American Century VP Inflation Protection, Class II (4/30/2004)
Accumulation unit value at beginning of period	$1.30	$1.28	$1.24	$1.30	$1.28	$1.42	$1.34	$1.22	$1.18	$1.09
Accumulation unit value at end of period	$1.24	$1.30	$1.28	$1.24	$1.30	$1.28	$1.42	$1.34	$1.22	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	3,232	3,677	4,004	4,625	5,632	7,394	7,159	8,705	12,467	14,455
American Century VP International, Class II (4/30/2004)
Accumulation unit value at beginning of period	$1.89	$1.47	$1.58	$1.60	$1.73	$1.44	$1.21	$1.40	$1.26	$0.96
Accumulation unit value at end of period	$1.58	$1.89	$1.47	$1.58	$1.60	$1.73	$1.44	$1.21	$1.40	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Mid Cap Value, Class II (5/1/2007)
Accumulation unit value at beginning of period	$2.07	$1.89	$1.56	$1.62	$1.41	$1.11	$0.97	$0.99	$0.85	$0.67
Accumulation unit value at end of period	$1.77	$2.07	$1.89	$1.56	$1.62	$1.41	$1.11	$0.97	$0.99	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Ultra®, Class II (4/30/2004)
Accumulation unit value at beginning of period	$2.32	$1.79	$1.74	$1.67	$1.55	$1.15	$1.03	$1.04	$0.91	$0.69
Accumulation unit value at end of period	$2.30	$2.32	$1.79	$1.74	$1.67	$1.55	$1.15	$1.03	$1.04	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	604	778	1,043	1,224	1,632	2,397	3,136	4,210	5,777	7,197
American Century VP Value, Class II (4/30/2004)
Accumulation unit value at beginning of period	$2.19	$2.05	$1.73	$1.84	$1.66	$1.28	$1.14	$1.15	$1.03	$0.88
Accumulation unit value at end of period	$1.95	$2.19	$2.05	$1.73	$1.84	$1.66	$1.28	$1.14	$1.15	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	11	11	11	12	35	39	50	57	76	102
ClearBridge Variable Small Cap Growth Portfolio – Class I (5/1/2007)
Accumulation unit value at beginning of period	$2.14	$1.75	$1.69	$1.79	$1.75	$1.21	$1.03	$1.04	$0.84	$0.60
Accumulation unit value at end of period	$2.18	$2.14	$1.75	$1.69	$1.79	$1.75	$1.21	$1.03	$1.04	$0.84
Number of accumulation units outstanding at end of period (000 omitted)	17	19	23	24	36	40	55	66	80	45
Columbia Variable Portfolio – Balanced Fund (Class 3) (3/1/2002)
Accumulation unit value at beginning of period	$1.93	$1.71	$1.64	$1.64	$1.51	$1.27	$1.13	$1.12	$1.01	$0.83
Accumulation unit value at end of period	$1.78	$1.93	$1.71	$1.64	$1.64	$1.51	$1.27	$1.13	$1.12	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	9	9	9	9	9	9	9	9	9	9
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (3/3/2000)
Accumulation unit value at beginning of period	$1.43	$1.17	$1.10	$1.11	$0.98	$0.75	$0.67	$0.64	$0.56	$0.46
Accumulation unit value at end of period	$1.35	$1.43	$1.17	$1.10	$1.11	$0.98	$0.75	$0.67	$0.64	$0.56
Number of accumulation units outstanding at end of period (000 omitted)	1,042	1,336	1,630	2,017	2,624	3,912	5,248	7,129	9,784	12,306
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (3/3/2000)
Accumulation unit value at beginning of period	$2.76	$2.45	$2.20	$2.30	$2.13	$1.71	$1.52	$1.63	$1.42	$1.13
Accumulation unit value at end of period	$2.55	$2.76	$2.45	$2.20	$2.30	$2.13	$1.71	$1.52	$1.63	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	1,572	1,838	2,174	2,650	3,289	4,934	6,228	8,456	10,953	63,435
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.87	$1.99	$1.92	$2.15	$2.24	$2.32	$1.96	$2.52	$2.14	$1.25
Accumulation unit value at end of period	$2.21	$2.87	$1.99	$1.92	$2.15	$2.24	$2.32	$1.96	$2.52	$2.14
Number of accumulation units outstanding at end of period (000 omitted)	697	667	963	1,138	1,287	1,745	1,827	2,530	2,741	12,170
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (3/1/2002)
Accumulation unit value at beginning of period	$0.89	$0.90	$0.92	$0.93	$0.95	$0.97	$0.98	$1.00	$1.02	$1.03
Accumulation unit value at end of period	$0.89	$0.89	$0.90	$0.92	$0.93	$0.95	$0.97	$0.98	$1.00	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	3,870	4,473	4,576	1,094	1,323	1,861	2,444	4,164	3,587	19,621

112	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (3/3/2000)
Accumulation unit value at beginning of period	$2.18	$2.08	$1.90	$1.95	$1.92	$1.84	$1.61	$1.55	$1.39	$0.92
Accumulation unit value at end of period	$2.06	$2.18	$2.08	$1.90	$1.95	$1.92	$1.84	$1.61	$1.55	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	334	379	441	531	773	1,064	1,210	1,679	2,244	4,591
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (6/1/2004)
Accumulation unit value at beginning of period	$2.04	$1.95	$1.79	$1.84	$1.80	$1.75	$1.55	$1.48	$1.33	$0.95
Accumulation unit value at end of period	$1.93	$2.04	$1.95	$1.79	$1.84	$1.80	$1.75	$1.55	$1.48	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	515	578	637	281	363	545	711	1,002	1,436	41,498
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (3/1/2002)
Accumulation unit value at beginning of period	$1.43	$1.40	$1.36	$1.38	$1.34	$1.39	$1.32	$1.26	$1.18	$1.05
Accumulation unit value at end of period	$1.41	$1.43	$1.40	$1.36	$1.38	$1.34	$1.39	$1.32	$1.26	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	811	898	954	1,106	1,712	2,253	2,688	3,083	4,009	84,971
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.32	$1.85	$1.86	$1.73	$1.55	$1.21	$1.02	$1.07	$0.93	$0.69
Accumulation unit value at end of period	$2.19	$2.32	$1.85	$1.86	$1.73	$1.55	$1.21	$1.02	$1.07	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	92	93	95	106	116	215	274	231	331	809
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.39	$2.00	$1.83	$1.84	$1.65	$1.28	$1.12	$1.13	$1.00	$0.81
Accumulation unit value at end of period	$2.23	$2.39	$2.00	$1.83	$1.84	$1.65	$1.28	$1.12	$1.13	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	185	186	196	199	207	210	242	255	408	405
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (8/30/2002)
Accumulation unit value at beginning of period	$2.64	$2.18	$2.17	$2.10	$1.99	$1.54	$1.41	$1.69	$1.36	$0.85
Accumulation unit value at end of period	$2.47	$2.64	$2.18	$2.17	$2.10	$1.99	$1.54	$1.41	$1.69	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	43	54	67	75	112	154	202	258	314	406
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.64	$1.47	$1.31	$1.40	$1.27	$0.94	$0.81	$0.90	$0.74	$0.54
Accumulation unit value at end of period	$1.39	$1.64	$1.47	$1.31	$1.40	$1.27	$0.94	$0.81	$0.90	$0.74
Number of accumulation units outstanding at end of period (000 omitted)	19	18	19	21	22	147	158	174	171	136
Columbia Variable Portfolio – Overseas Core Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.82	$1.46	$1.58	$1.53	$1.70	$1.41	$1.22	$1.42	$1.27	$1.01
Accumulation unit value at end of period	$1.49	$1.82	$1.46	$1.58	$1.53	$1.70	$1.41	$1.22	$1.42	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	14	13	13	13
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.47	$2.08	$1.77	$1.89	$1.73	$1.27	$1.09	$1.13	$0.96	$0.77
Accumulation unit value at end of period	$2.13	$2.47	$2.08	$1.77	$1.89	$1.73	$1.27	$1.09	$1.13	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	1	1	1	1	2	2	2
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (3/3/2000)
Accumulation unit value at beginning of period	$2.33	$2.11	$1.89	$1.98	$1.90	$1.30	$1.13	$1.25	$1.00	$0.73
Accumulation unit value at end of period	$2.00	$2.33	$2.11	$1.89	$1.98	$1.90	$1.30	$1.13	$1.25	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	17	17	18	17	28	28	34	33	37	48
Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (4/30/2004)
Accumulation unit value at beginning of period	$2.66	$2.38	$1.82	$1.98	$1.95	$1.48	$1.35	$1.47	$1.18	$0.96
Accumulation unit value at end of period	$2.14	$2.66	$2.38	$1.82	$1.98	$1.95	$1.48	$1.35	$1.47	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	117	125	158	195	236	369	586	802	962	40,544
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (3/3/2000)
Accumulation unit value at beginning of period	$1.22	$1.20	$1.19	$1.20	$1.15	$1.20	$1.20	$1.20	$1.19	$1.14
Accumulation unit value at end of period	$1.22	$1.22	$1.20	$1.19	$1.20	$1.15	$1.20	$1.20	$1.20	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	764	835	855	938	1,338	1,814	1,981	2,096	2,681	13,727
Credit Suisse Trust – Commodity Return Strategy Portfolio (5/1/2007)
Accumulation unit value at beginning of period	$0.46	$0.47	$0.42	$0.57	$0.70	$0.80	$0.83	$0.97	$0.84	$0.72
Accumulation unit value at end of period	$0.40	$0.46	$0.47	$0.42	$0.57	$0.70	$0.80	$0.83	$0.97	$0.84
Number of accumulation units outstanding at end of period (000 omitted)	16	16	16	19	320	430	399	395	456	200
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.34	$1.32	$1.24	$1.28	$1.20	$1.29	$1.25	$1.15	$1.12	$1.07
Accumulation unit value at end of period	$1.31	$1.34	$1.32	$1.24	$1.28	$1.20	$1.29	$1.25	$1.15	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	441	500	515	641	919	1,344	1,621	2,043	2,737	67,428
CTIVP® – Loomis Sayles Growth Fund (Class 1) (4/29/2016)
Accumulation unit value at beginning of period	$1.38	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.38	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	270	311	404	—	—	—	—	—	—	—
CTIVP® – MFS® Blended Research® Core Equity Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.52	$1.29	$1.19	$1.21	$1.10	$0.87	$0.80	$0.84	$0.77	$0.60
Accumulation unit value at end of period	$1.38	$1.52	$1.29	$1.19	$1.21	$1.10	$0.87	$0.80	$0.84	$0.77
Number of accumulation units outstanding at end of period (000 omitted)	232	266	324	377	473	833	1,245	1,741	2,012	81,300

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	113

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
CTIVP® – Victory Sycamore Established Value Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.67	$2.35	$1.98	$2.01	$1.82	$1.36	$1.19	$1.29	$1.08	$0.80
Accumulation unit value at end of period	$2.36	$2.67	$2.35	$1.98	$2.01	$1.82	$1.36	$1.19	$1.29	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	7	7	7
Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.56	$2.27	$2.00	$2.09	$1.90	$1.43	$1.22	$1.24	$0.99	$0.75
Accumulation unit value at end of period	$2.12	$2.56	$2.27	$2.00	$2.09	$1.90	$1.43	$1.22	$1.24	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	5	5	5	5	5	5	5	13	19	21
Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.87	$2.05	$2.00	$1.92	$1.83	$1.40	$1.24	$1.37	$1.07	$0.70
Accumulation unit value at end of period	$2.78	$2.87	$2.05	$2.00	$1.92	$1.83	$1.40	$1.24	$1.37	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	185	229	340	401	539	785	1,007	1,280	1,660	2,334
The Dreyfus Sustainable U.S. Equity Portfolio, Inc., Initial Shares (3/3/2000)
Accumulation unit value at beginning of period	$1.29	$1.14	$1.05	$1.10	$0.99	$0.75	$0.68	$0.69	$0.61	$0.46
Accumulation unit value at end of period	$1.21	$1.29	$1.14	$1.05	$1.10	$0.99	$0.75	$0.68	$0.69	$0.61
Number of accumulation units outstanding at end of period (000 omitted)	34	35	36	39	48	55	145	155	226	259
Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.18	$1.75	$1.65	$1.73	$1.63	$1.37	$1.27	$1.18	$1.05	$0.87
Accumulation unit value at end of period	$1.99	$2.18	$1.75	$1.65	$1.73	$1.63	$1.37	$1.27	$1.18	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	1	1	1	1	9
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.05	$0.84	$0.91	$0.91	$0.95	$0.83	$0.68	$0.82	$0.76	$0.62
Accumulation unit value at end of period	$0.87	$1.05	$0.84	$0.91	$0.91	$0.95	$0.83	$0.68	$0.82	$0.76
Number of accumulation units outstanding at end of period (000 omitted)	3	3	6	8	8	9	9	18	18	19
Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.37	$1.09	$1.12	$1.18	$1.33	$1.10	$0.99	$1.25	$1.22	$0.95
Accumulation unit value at end of period	$1.12	$1.37	$1.09	$1.12	$1.18	$1.33	$1.10	$0.99	$1.25	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	4	4	3	7	6	6	6	6	14	63
Eaton Vance VT Floating-Rate Income Fund – Initial Class (5/1/2007)
Accumulation unit value at beginning of period	$1.22	$1.20	$1.12	$1.15	$1.16	$1.14	$1.08	$1.07	$1.00	$0.70
Accumulation unit value at end of period	$1.20	$1.22	$1.20	$1.12	$1.15	$1.16	$1.14	$1.08	$1.07	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	169	197	210	248	530	737	841	986	1,158	31,381
Fidelity® VIP Balanced Portfolio Service Class 2 (3/1/2002)
Accumulation unit value at beginning of period	$2.10	$1.84	$1.75	$1.77	$1.64	$1.40	$1.24	$1.31	$1.13	$0.83
Accumulation unit value at end of period	$1.97	$2.10	$1.84	$1.75	$1.77	$1.64	$1.40	$1.24	$1.31	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	8	8	9	10	11	11	11	11	11	11
Fidelity® VIP Contrafund® Portfolio Service Class 2 (8/30/2002)
Accumulation unit value at beginning of period	$3.33	$2.79	$2.63	$2.66	$2.43	$1.88	$1.65	$1.73	$1.50	$1.13
Accumulation unit value at end of period	$3.06	$3.33	$2.79	$2.63	$2.66	$2.43	$1.88	$1.65	$1.73	$1.50
Number of accumulation units outstanding at end of period (000 omitted)	2,039	2,344	2,928	3,401	4,419	6,274	7,907	10,705	13,957	27,907
Fidelity® VIP Dynamic Capital Appreciation Portfolio Service Class 2 (5/1/2001)
Accumulation unit value at beginning of period	$2.71	$2.23	$2.21	$2.23	$2.05	$1.51	$1.25	$1.31	$1.13	$0.85
Accumulation unit value at end of period	$2.53	$2.71	$2.23	$2.21	$2.23	$2.05	$1.51	$1.25	$1.31	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	13	13	14	11	18	24	28	30	61	67
Fidelity® VIP Growth & Income Portfolio Service Class 2 (3/1/2002)
Accumulation unit value at beginning of period	$2.27	$1.98	$1.74	$1.81	$1.67	$1.28	$1.10	$1.10	$0.98	$0.78
Accumulation unit value at end of period	$2.03	$2.27	$1.98	$1.74	$1.81	$1.67	$1.28	$1.10	$1.10	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	6	(3)	9	9	9	9	9	15	36	45
Fidelity® VIP Growth Portfolio Service Class 2 (3/1/2002)
Accumulation unit value at beginning of period	$2.28	$1.72	$1.74	$1.66	$1.52	$1.14	$1.01	$1.03	$0.84	$0.67
Accumulation unit value at end of period	$2.23	$2.28	$1.72	$1.74	$1.66	$1.52	$1.14	$1.01	$1.03	$0.84
Number of accumulation units outstanding at end of period (000 omitted)	7	10	19	43	60	68	70	107	128	125
Fidelity® VIP High Income Portfolio Service Class 2 (5/1/2001)
Accumulation unit value at beginning of period	$2.09	$1.99	$1.77	$1.87	$1.89	$1.82	$1.62	$1.59	$1.42	$1.01
Accumulation unit value at end of period	$1.98	$2.09	$1.99	$1.77	$1.87	$1.89	$1.82	$1.62	$1.59	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	1	2	2	2	8	9	54	55	90	102
Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.38	$1.35	$1.31	$1.35	$1.30	$1.35	$1.30	$1.23	$1.17	$1.03
Accumulation unit value at end of period	$1.35	$1.38	$1.35	$1.31	$1.35	$1.30	$1.35	$1.30	$1.23	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	1,438	1,640	1,773	2,094	2,654	3,684	3,976	4,787	6,648	45,428
Fidelity® VIP Mid Cap Portfolio Service Class 2 (5/1/2001)
Accumulation unit value at beginning of period	$4.06	$3.43	$3.11	$3.22	$3.09	$2.31	$2.05	$2.34	$1.85	$1.35
Accumulation unit value at end of period	$3.40	$4.06	$3.43	$3.11	$3.22	$3.09	$2.31	$2.05	$2.34	$1.85
Number of accumulation units outstanding at end of period (000 omitted)	356	387	461	547	674	949	1,289	1,684	2,096	12,835

114	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Fidelity® VIP Overseas Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.74	$1.36	$1.46	$1.44	$1.60	$1.25	$1.05	$1.30	$1.17	$0.94
Accumulation unit value at end of period	$1.45	$1.74	$1.36	$1.46	$1.44	$1.60	$1.25	$1.05	$1.30	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	402	448	573	633	875	1,100	1,467	1,997	2,249	4,907
Franklin Global Real Estate VIP Fund – Class 2 (3/3/2000)
Accumulation unit value at beginning of period	$2.47	$2.28	$2.30	$2.33	$2.06	$2.05	$1.63	$1.76	$1.48	$1.27
Accumulation unit value at end of period	$2.27	$2.47	$2.28	$2.30	$2.33	$2.06	$2.05	$1.63	$1.76	$1.48
Number of accumulation units outstanding at end of period (000 omitted)	50	52	56	72	91	124	141	212	258	622
Franklin Income VIP Fund – Class 2 (3/3/2000)
Accumulation unit value at beginning of period	$2.39	$2.21	$1.97	$2.16	$2.10	$1.87	$1.69	$1.68	$1.52	$1.14
Accumulation unit value at end of period	$2.24	$2.39	$2.21	$1.97	$2.16	$2.10	$1.87	$1.69	$1.68	$1.52
Number of accumulation units outstanding at end of period (000 omitted)	298	317	323	360	556	705	817	1,164	1,832	2,044
Franklin Mutual Shares VIP Fund – Class 2 (3/3/2000)
Accumulation unit value at beginning of period	$2.45	$2.30	$2.02	$2.16	$2.05	$1.63	$1.45	$1.49	$1.36	$1.10
Accumulation unit value at end of period	$2.19	$2.45	$2.30	$2.02	$2.16	$2.05	$1.63	$1.45	$1.49	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	314	378	427	464	620	780	940	1,054	1,353	1,660
Franklin Rising Dividends VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.40	$2.03	$1.78	$1.87	$1.75	$1.38	$1.25	$1.20	$1.01	$0.88
Accumulation unit value at end of period	$2.24	$2.40	$2.03	$1.78	$1.87	$1.75	$1.38	$1.25	$1.20	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	24	24	25	25	38	38	110	110	113	134
Franklin Small Cap Value VIP Fund – Class 2 (3/1/2002)
Accumulation unit value at beginning of period	$3.18	$2.93	$2.29	$2.51	$2.54	$1.90	$1.63	$1.72	$1.37	$1.08
Accumulation unit value at end of period	$2.73	$3.18	$2.93	$2.29	$2.51	$2.54	$1.90	$1.63	$1.72	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	25	28	28	55	57	92	96	116	166	194
Franklin Small-Mid Cap Growth VIP Fund – Class 2 (3/3/2000)
Accumulation unit value at beginning of period	$1.08	$0.90	$0.88	$0.92	$0.87	$0.64	$0.59	$0.63	$0.50	$0.36
Accumulation unit value at end of period	$1.00	$1.08	$0.90	$0.88	$0.92	$0.87	$0.64	$0.59	$0.63	$0.50
Number of accumulation units outstanding at end of period (000 omitted)	48	56	70	78	132	232	401	487	738	838
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (3/3/2000)
Accumulation unit value at beginning of period	$4.96	$4.55	$4.07	$4.56	$4.08	$3.12	$2.68	$2.91	$2.37	$1.81
Accumulation unit value at end of period	$4.37	$4.96	$4.55	$4.07	$4.56	$4.08	$3.12	$2.68	$2.91	$2.37
Number of accumulation units outstanding at end of period (000 omitted)	473	535	630	741	894	1,263	1,657	2,277	2,833	10,008
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (3/3/2000)
Accumulation unit value at beginning of period	$1.87	$1.53	$1.41	$1.43	$1.25	$0.93	$0.82	$0.80	$0.72	$0.61
Accumulation unit value at end of period	$1.72	$1.87	$1.53	$1.41	$1.43	$1.25	$0.93	$0.82	$0.80	$0.72
Number of accumulation units outstanding at end of period (000 omitted)	48	112	115	118	136	248	262	266	322	468
Invesco V.I. American Franchise Fund, Series I Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.84	$1.47	$1.46	$1.42	$1.33	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$1.74	$1.84	$1.47	$1.46	$1.42	$1.33	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	43	46	48	49	59	73	81	—	—	—
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.81	$1.45	$1.45	$1.41	$1.32	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$1.71	$1.81	$1.45	$1.45	$1.41	$1.32	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	155	159	161	167	176	285	302	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (8/30/2002)
Accumulation unit value at beginning of period	$2.92	$2.52	$2.19	$2.38	$2.22	$1.66	$1.42	$1.48	$1.30	$1.03
Accumulation unit value at end of period	$2.51	$2.92	$2.52	$2.19	$2.38	$2.22	$1.66	$1.42	$1.48	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	2,181	2,509	3,160	3,827	4,651	6,708	8,817	12,380	16,064	35,637
Invesco V.I. Core Equity Fund, Series I Shares (4/28/2006)
Accumulation unit value at beginning of period	$1.78	$1.60	$1.47	$1.59	$1.50	$1.18	$1.05	$1.07	$0.99	$0.79
Accumulation unit value at end of period	$1.58	$1.78	$1.60	$1.47	$1.59	$1.50	$1.18	$1.05	$1.07	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	74	82	84	95	106	108	122	169	269	330
Invesco V.I. Core Equity Fund, Series II Shares (4/28/2006)
Accumulation unit value at beginning of period	$1.73	$1.56	$1.44	$1.56	$1.47	$1.16	$1.04	$1.06	$0.98	$0.78
Accumulation unit value at end of period	$1.53	$1.73	$1.56	$1.44	$1.56	$1.47	$1.16	$1.04	$1.06	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	11	12	12
Invesco V.I. Growth and Income Fund, Series II Shares (8/30/2002)
Accumulation unit value at beginning of period	$2.87	$2.56	$2.18	$2.29	$2.12	$1.61	$1.43	$1.49	$1.35	$1.11
Accumulation unit value at end of period	$2.44	$2.87	$2.56	$2.18	$2.29	$2.12	$1.61	$1.43	$1.49	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	14	16	18	20	46	50	73	81	103	88
Invesco V.I. Health Care Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.82	$1.60	$1.84	$1.82	$1.55	$1.13	$0.95	$0.93	$0.90	$0.72
Accumulation unit value at end of period	$1.80	$1.82	$1.60	$1.84	$1.82	$1.55	$1.13	$0.95	$0.93	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	7	12	14	17	27	29	14

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	115

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Invesco V.I. International Growth Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.20	$0.99	$1.02	$1.06	$1.08	$0.93	$0.82	$0.89	$0.81	$0.61
Accumulation unit value at end of period	$1.00	$1.20	$0.99	$1.02	$1.06	$1.08	$0.93	$0.82	$0.89	$0.81
Number of accumulation units outstanding at end of period (000 omitted)	256	256	319	345	418	670	964	1,321	1,471	61,756
Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.03	$1.80	$1.62	$1.72	$1.68	$1.33	$1.22	$1.33	$1.19	$0.93
Accumulation unit value at end of period	$1.77	$2.03	$1.80	$1.62	$1.72	$1.68	$1.33	$1.22	$1.33	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	69	87	104	131	150	195	267	342	426	560
Invesco V.I. Mid Cap Growth Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.63	$1.36	$1.37	$1.38	$1.30	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$1.51	$1.63	$1.36	$1.37	$1.38	$1.30	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	30	34	34	43	45	46	47	—	—	—
Invesco V.I. Value Opportunities Fund, Series II Shares (7/31/2002)
Accumulation unit value at beginning of period	$1.99	$1.72	$1.49	$1.69	$1.62	$1.23	$1.07	$1.12	$1.07	$0.74
Accumulation unit value at end of period	$1.57	$1.99	$1.72	$1.49	$1.69	$1.62	$1.23	$1.07	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	305	357	440	551	599	775	1,043	1,475	1,830	2,251
Janus Henderson VIT Research Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.83	$1.46	$1.48	$1.43	$1.29	$1.01	$0.87	$0.94	$0.83	$0.62
Accumulation unit value at end of period	$1.75	$1.83	$1.46	$1.48	$1.43	$1.29	$1.01	$0.87	$0.94	$0.83
Number of accumulation units outstanding at end of period (000 omitted)	155	190	240	275	363	623	960	1,385	1,565	65,361
MFS® Investors Trust Series – Initial Class (3/3/2000)
Accumulation unit value at beginning of period	$1.99	$1.64	$1.54	$1.56	$1.43	$1.10	$0.94	$0.98	$0.90	$0.72
Accumulation unit value at end of period	$1.85	$1.99	$1.64	$1.54	$1.56	$1.43	$1.10	$0.94	$0.98	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	70	72	85	105	133	180	184	199	294	363
MFS® Investors Trust Series – Service Class (3/1/2002)
Accumulation unit value at beginning of period	$2.34	$1.94	$1.82	$1.85	$1.70	$1.31	$1.12	$1.17	$1.08	$0.86
Accumulation unit value at end of period	$2.17	$2.34	$1.94	$1.82	$1.85	$1.70	$1.31	$1.12	$1.17	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	3	3	3	13	14	14	14	14
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (3/27/2015)
Accumulation unit value at beginning of period	$1.27	$1.01	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.26	$1.27	$1.01	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	21	21	21	21	—	—	—	—	—	—
MFS® New Discovery Series – Service Class (3/1/2002)
Accumulation unit value at beginning of period	$2.48	$2.00	$1.87	$1.94	$2.14	$1.54	$1.29	$1.47	$1.10	$0.69
Accumulation unit value at end of period	$2.40	$2.48	$2.00	$1.87	$1.94	$2.14	$1.54	$1.29	$1.47	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	68	72	73	85	86	85	86	92	92	96
MFS® Total Return Series – Service Class (3/1/2002)
Accumulation unit value at beginning of period	$1.93	$1.76	$1.64	$1.68	$1.58	$1.35	$1.24	$1.24	$1.15	$0.99
Accumulation unit value at end of period	$1.79	$1.93	$1.76	$1.64	$1.68	$1.58	$1.35	$1.24	$1.24	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	367	382	399	418	324	372	430	513	617	632
MFS® Utilities Series – Initial Class (3/3/2000)
Accumulation unit value at beginning of period	$2.19	$1.94	$1.77	$2.11	$1.90	$1.60	$1.44	$1.37	$1.22	$0.93
Accumulation unit value at end of period	$2.18	$2.19	$1.94	$1.77	$2.11	$1.90	$1.60	$1.44	$1.37	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	87	88	89	98	104	151	160	161	181	217
MFS® Utilities Series – Service Class (3/1/2002)
Accumulation unit value at beginning of period	$3.74	$3.32	$3.04	$3.63	$3.28	$2.78	$2.49	$2.38	$2.13	$1.63
Accumulation unit value at end of period	$3.71	$3.74	$3.32	$3.04	$3.63	$3.28	$2.78	$2.49	$2.38	$2.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	4	16	18	24	37	43	56
Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.05	$0.97	$0.96	$0.99	$0.88	$0.87	$0.68	$0.77	$0.64	$0.46
Accumulation unit value at end of period	$0.94	$1.05	$0.97	$0.96	$0.99	$0.88	$0.87	$0.68	$0.77	$0.64
Number of accumulation units outstanding at end of period (000 omitted)	58	63	70	77	99	156	200	296	333	14,104
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.75	$1.29	$1.44	$1.55	$1.55	$1.15	$1.08	$1.18	$0.91	$0.59
Accumulation unit value at end of period	$1.91	$1.75	$1.29	$1.44	$1.55	$1.55	$1.15	$1.08	$1.18	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	13	13	16	17	18	18	18	18	19	10
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I Shares (8/30/2002)
Accumulation unit value at beginning of period	$3.54	$3.49	$3.32	$3.31	$2.59	$2.59	$2.27	$2.18	$1.71	$1.35
Accumulation unit value at end of period	$3.21	$3.54	$3.49	$3.32	$3.31	$2.59	$2.59	$2.27	$2.18	$1.71
Number of accumulation units outstanding at end of period (000 omitted)	13	13	13	28	29	29	34	39	40	41
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.72	$2.68	$2.56	$2.56	$2.01	$2.01	$1.77	$1.70	$1.34	$1.06
Accumulation unit value at end of period	$2.46	$2.72	$2.68	$2.56	$2.56	$2.01	$2.01	$1.77	$1.70	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	55	67	68	77	98	125	140	199	289	498

116	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Oppenheimer Capital Appreciation Fund/VA, Service Shares* (8/30/2002)
Accumulation unit value at beginning of period	$2.43	$1.96	$2.04	$2.01	$1.77	$1.39	$1.25	$1.28	$1.20	$0.84
Accumulation unit value at end of period	$2.25	$2.43	$1.96	$2.04	$2.01	$1.77	$1.39	$1.25	$1.28	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	824	988	1,259	1,367	1,725	2,640	3,235	4,237	5,659	6,442
*Oppenheimer Capital Appreciation Fund/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Capital Appreciation Fund, Series II Shares on or about May 24, 2019.
Oppenheimer Global Fund/VA, Service Shares* (5/1/2002)
Accumulation unit value at beginning of period	$2.80	$2.09	$2.13	$2.09	$2.08	$1.67	$1.40	$1.56	$1.37	$1.00
Accumulation unit value at end of period	$2.39	$2.80	$2.09	$2.13	$2.09	$2.08	$1.67	$1.40	$1.56	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	51	57	68	78	130	219	279	320	469	582
*Oppenheimer Global Fund/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Global Fund, Series II Shares on or about May 24, 2019.
Oppenheimer Global Strategic Income Fund/VA, Service Shares* (5/1/2002)
Accumulation unit value at beginning of period	$1.81	$1.74	$1.66	$1.73	$1.72	$1.76	$1.58	$1.60	$1.41	$1.21
Accumulation unit value at end of period	$1.70	$1.81	$1.74	$1.66	$1.73	$1.72	$1.76	$1.58	$1.60	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	1,365	1,520	1,657	1,989	2,720	3,753	4,137	5,377	6,880	57,951
*Oppenheimer Global Strategic Income Fund/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares on or about May 24, 2019.
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares* (7/31/2002)
Accumulation unit value at beginning of period	$3.73	$3.33	$2.88	$3.11	$2.84	$2.05	$1.77	$1.85	$1.53	$1.14
Accumulation unit value at end of period	$3.28	$3.73	$3.33	$2.88	$3.11	$2.84	$2.05	$1.77	$1.85	$1.53
Number of accumulation units outstanding at end of period (000 omitted)	41	43	44	47	51	113	120	160	185	206
*Oppenheimer Main Street Small Cap Fund®/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares on or about May 24, 2019.
PIMCO VIT All Asset Portfolio, Advisor Class (5/1/2007)
Accumulation unit value at beginning of period	$1.38	$1.23	$1.11	$1.24	$1.26	$1.28	$1.13	$1.13	$1.02	$0.85
Accumulation unit value at end of period	$1.28	$1.38	$1.23	$1.11	$1.24	$1.26	$1.28	$1.13	$1.13	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	222	241	273	322	475	694	801	1,040	1,090	33,919
Putnam VT Equity Income Fund – Class IB Shares (5/12/2017)
Accumulation unit value at beginning of period	$1.12	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.12	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Putnam VT Global Health Care Fund – Class IB Shares (5/1/2002)
Accumulation unit value at beginning of period	$2.45	$2.16	$2.48	$2.34	$1.86	$1.34	$1.11	$1.15	$1.14	$0.92
Accumulation unit value at end of period	$2.39	$2.45	$2.16	$2.48	$2.34	$1.86	$1.34	$1.11	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	5	7	23	97
Putnam VT Income Fund – Class IB Shares (3/1/2002)
Accumulation unit value at beginning of period	$1.63	$1.57	$1.57	$1.62	$1.55	$1.54	$1.42	$1.37	$1.27	$0.88
Accumulation unit value at end of period	$1.61	$1.63	$1.57	$1.57	$1.62	$1.55	$1.54	$1.42	$1.37	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	3	3	3	2	2	2	2
Putnam VT International Equity Fund – Class IB Shares (3/3/2000)
Accumulation unit value at beginning of period	$0.98	$0.79	$0.82	$0.83	$0.91	$0.72	$0.60	$0.74	$0.68	$0.56
Accumulation unit value at end of period	$0.78	$0.98	$0.79	$0.82	$0.83	$0.91	$0.72	$0.60	$0.74	$0.68
Number of accumulation units outstanding at end of period (000 omitted)	149	212	215	223	256	327	412	526	877	955
Putnam VT Small Cap Value Fund – Class IB Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.22	$2.10	$1.67	$1.78	$1.75	$1.27	$1.10	$1.18	$0.95	$0.73
Accumulation unit value at end of period	$1.75	$2.22	$2.10	$1.67	$1.78	$1.75	$1.27	$1.10	$1.18	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	138	146	157	170	198	213	269	285	299	325
Putnam VT Sustainable Leaders Fund – Class IB Shares (9/24/2010)
Accumulation unit value at beginning of period	$2.39	$1.88	$1.77	$1.81	$1.62	$1.21	$1.05	$1.13	$1.00	—
Accumulation unit value at end of period	$2.31	$2.39	$1.88	$1.77	$1.81	$1.62	$1.21	$1.05	$1.13	—
Number of accumulation units outstanding at end of period (000 omitted)	14	15	19	22	31	57	59	84	125	—
Templeton Foreign VIP Fund – Class 2 (3/1/2002)
Accumulation unit value at beginning of period	$1.87	$1.63	$1.55	$1.69	$1.93	$1.60	$1.37	$1.56	$1.47	$1.09
Accumulation unit value at end of period	$1.56	$1.87	$1.63	$1.55	$1.69	$1.93	$1.60	$1.37	$1.56	$1.47
Number of accumulation units outstanding at end of period (000 omitted)	81	83	85	102	109	129	148	152	161	166
Templeton Global Bond VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.93	$1.93	$1.90	$2.02	$2.02	$2.02	$1.79	$1.83	$1.63	$1.40
Accumulation unit value at end of period	$1.93	$1.93	$1.93	$1.90	$2.02	$2.02	$2.02	$1.79	$1.83	$1.63
Number of accumulation units outstanding at end of period (000 omitted)	1,125	1,286	1,409	1,568	2,061	2,699	3,010	3,899	4,938	34,264
Templeton Growth VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.72	$1.48	$1.37	$1.49	$1.56	$1.21	$1.02	$1.12	$1.06	$0.82
Accumulation unit value at end of period	$1.44	$1.72	$1.48	$1.37	$1.49	$1.56	$1.21	$1.02	$1.12	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	46	46	51	59	89	121	127	165	269	256

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	117

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.74	$1.49	$1.43	$1.46	$1.41	$1.19	$1.06	$1.12	$1.00	—
Accumulation unit value at end of period	$1.56	$1.74	$1.49	$1.43	$1.46	$1.41	$1.19	$1.06	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	1,005	1,377	2,150	1,604	2,328	2,783	2,584	3,578	3,678	—
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.74	$1.49	$1.43	$1.46	$1.41	$1.19	$1.06	$1.12	$1.00	—
Accumulation unit value at end of period	$1.56	$1.74	$1.49	$1.43	$1.46	$1.41	$1.19	$1.06	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	9,398	11,358	14,424	16,858	21,358	28,242	44,183	57,497	68,262	—
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.22	$1.15	$1.14	$1.16	$1.13	$1.11	$1.05	$1.04	$1.00	—
Accumulation unit value at end of period	$1.16	$1.22	$1.15	$1.14	$1.16	$1.13	$1.11	$1.05	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	1,966	1,931	3,181	4,060	4,614	6,444	7,169	4,700	2,476	—
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.22	$1.15	$1.14	$1.16	$1.13	$1.11	$1.05	$1.04	$1.00	—
Accumulation unit value at end of period	$1.16	$1.22	$1.15	$1.14	$1.16	$1.13	$1.11	$1.05	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	12,356	13,446	17,357	21,685	27,873	36,993	46,958	53,602	58,932	—
Variable Portfolio – Managed Risk Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.04	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.04	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.07	$1.01	$1.00	$1.03	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.07	$1.01	$1.00	$1.03	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,953	2,632	3,611	2,271	2,542	547	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.11	$1.02	$1.00	$1.04	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.11	$1.02	$1.00	$1.04	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9,804	10,322	11,851	12,656	9,072	1,286	—	—	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.18	$1.02	$1.01	$1.06	$1.03	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.18	$1.02	$1.01	$1.06	$1.03	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19,707	20,930	22,999	25,632	23,477	2,636	—	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.15	$1.02	$1.01	$1.05	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.15	$1.02	$1.01	$1.05	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	48,909	54,060	57,445	58,366	48,327	6,986	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.48	$1.33	$1.29	$1.32	$1.28	$1.17	$1.07	$1.09	$1.00	—
Accumulation unit value at end of period	$1.37	$1.48	$1.33	$1.29	$1.32	$1.28	$1.17	$1.07	$1.09	—
Number of accumulation units outstanding at end of period (000 omitted)	21,355	24,149	26,314	29,932	32,858	39,551	39,235	36,336	32,170	—
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.48	$1.33	$1.29	$1.32	$1.28	$1.17	$1.07	$1.09	$1.00	—
Accumulation unit value at end of period	$1.38	$1.48	$1.33	$1.29	$1.32	$1.28	$1.17	$1.07	$1.09	—
Number of accumulation units outstanding at end of period (000 omitted)	133,639	154,594	180,473	206,712	250,198	339,717	399,382	458,939	516,525	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.61	$1.41	$1.36	$1.39	$1.35	$1.18	$1.07	$1.11	$1.00	—
Accumulation unit value at end of period	$1.47	$1.61	$1.41	$1.36	$1.39	$1.35	$1.18	$1.07	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	8,201	9,474	12,146	16,785	20,996	26,387	25,607	28,278	25,057	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.61	$1.41	$1.36	$1.40	$1.35	$1.18	$1.07	$1.11	$1.00	—
Accumulation unit value at end of period	$1.47	$1.61	$1.41	$1.36	$1.40	$1.35	$1.18	$1.07	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	27,930	34,161	44,562	55,856	73,875	113,017	154,016	213,018	254,807	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.34	$1.24	$1.21	$1.24	$1.20	$1.14	$1.07	$1.06	$1.00	—
Accumulation unit value at end of period	$1.26	$1.34	$1.24	$1.21	$1.24	$1.20	$1.14	$1.07	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	3,775	4,088	4,664	4,907	5,877	8,358	11,168	9,842	6,739	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.34	$1.24	$1.21	$1.24	$1.20	$1.14	$1.07	$1.07	$1.00	—
Accumulation unit value at end of period	$1.27	$1.34	$1.24	$1.21	$1.24	$1.20	$1.14	$1.07	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	15,581	18,539	22,091	27,630	34,603	48,291	60,919	69,228	81,004	—

118	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (5/1/2002)
Accumulation unit value at beginning of period	$2.58	$2.46	$1.99	$2.23	$2.22	$1.68	$1.50	$1.60	$1.31	$0.98
Accumulation unit value at end of period	$2.19	$2.58	$2.46	$1.99	$2.23	$2.22	$1.68	$1.50	$1.60	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	893	1,006	1,184	1,523	1,863	2,498	3,372	4,522	5,828	9,670
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.10	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.10	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.20	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.20	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.15	$1.02	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.15	$1.02	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wanger International (4/30/2004)
Accumulation unit value at beginning of period	$3.03	$2.32	$2.39	$2.43	$2.59	$2.15	$1.80	$2.14	$1.74	$1.18
Accumulation unit value at end of period	$2.45	$3.03	$2.32	$2.39	$2.43	$2.59	$2.15	$1.80	$2.14	$1.74
Number of accumulation units outstanding at end of period (000 omitted)	481	502	649	741	914	1,182	1,483	2,072	2,430	14,141
Wanger USA (4/30/2004)
Accumulation unit value at beginning of period	$2.72	$2.31	$2.07	$2.11	$2.05	$1.56	$1.32	$1.39	$1.15	$0.82
Accumulation unit value at end of period	$2.63	$2.72	$2.31	$2.07	$2.11	$2.05	$1.56	$1.32	$1.39	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	455	568	729	882	1,183	1,651	2,250	3,139	4,208	17,593
Wells Fargo VT Index Asset Allocation Fund – Class 2 (3/3/2000)
Accumulation unit value at beginning of period	$1.95	$1.76	$1.67	$1.67	$1.44	$1.23	$1.10	$1.05	$0.95	$0.83
Accumulation unit value at end of period	$1.86	$1.95	$1.76	$1.67	$1.67	$1.44	$1.23	$1.10	$1.05	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	159	165	185	183	257	282	484	566	822	941
Wells Fargo VT International Equity Fund – Class 2 (7/31/2002)
Accumulation unit value at beginning of period	$2.10	$1.72	$1.69	$1.69	$1.82	$1.55	$1.39	$1.62	$1.41	$1.24
Accumulation unit value at end of period	$1.71	$2.10	$1.72	$1.69	$1.69	$1.82	$1.55	$1.39	$1.62	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	347	367	487	528	621	772	947	1,129	1,408	1,909
Wells Fargo VT Omega Growth Fund – Class 2 (7/31/2002)
Accumulation unit value at beginning of period	$3.84	$2.90	$2.94	$2.95	$2.89	$2.10	$1.77	$1.91	$1.63	$1.15
Accumulation unit value at end of period	$3.79	$3.84	$2.90	$2.94	$2.95	$2.89	$2.10	$1.77	$1.91	$1.63
Number of accumulation units outstanding at end of period (000 omitted)	439	545	747	839	1,131	1,627	2,232	3,097	4,103	2,160
Wells Fargo VT Opportunity Fund – Class 2 (8/26/2011)
Accumulation unit value at beginning of period	$2.06	$1.74	$1.58	$1.66	$1.53	$1.19	$1.05	$1.00	—	—
Accumulation unit value at end of period	$1.88	$2.06	$1.74	$1.58	$1.66	$1.53	$1.19	$1.05	—	—
Number of accumulation units outstanding at end of period (000 omitted)	113	128	132	163	195	210	315	395	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (3/3/2000)
Accumulation unit value at beginning of period	$1.06	$0.85	$0.81	$0.84	$0.88	$0.59	$0.56	$0.60	$0.48	$0.32
Accumulation unit value at end of period	$1.05	$1.06	$0.85	$0.81	$0.84	$0.88	$0.59	$0.56	$0.60	$0.48
Number of accumulation units outstanding at end of period (000 omitted)	494	602	747	859	1,002	1,177	1,633	1,928	2,412	611

Variable account charges of 1.75% of the daily net assets of the variable account.

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AB VPS Balanced Wealth Strategy Portfolio (Class B) (9/26/2008)
Accumulation unit value at beginning of period	$1.61	$1.42	$1.38	$1.39	$1.32	$1.16	$1.04	$1.09	$1.00	$0.82
Accumulation unit value at end of period	$1.48	$1.61	$1.42	$1.38	$1.39	$1.32	$1.16	$1.04	$1.09	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	108	142	142	35
AB VPS Global Thematic Growth Portfolio (Class B) (11/6/2003)
Accumulation unit value at beginning of period	$1.64	$1.23	$1.26	$1.25	$1.21	$1.00	$0.90	$1.20	$1.03	$0.68
Accumulation unit value at end of period	$1.45	$1.64	$1.23	$1.26	$1.25	$1.21	$1.00	$0.90	$1.20	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	2	11	11	11	13	15	18	15
AB VPS Growth and Income Portfolio (Class B) (11/6/2003)
Accumulation unit value at beginning of period	$2.36	$2.02	$1.85	$1.86	$1.73	$1.31	$1.14	$1.09	$0.98	$0.83
Accumulation unit value at end of period	$2.18	$2.36	$2.02	$1.85	$1.86	$1.73	$1.31	$1.14	$1.09	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	14	17	23	32	36	37	47	108	114	134
AB VPS International Value Portfolio (Class B) (4/30/2004)
Accumulation unit value at beginning of period	$1.39	$1.13	$1.16	$1.15	$1.25	$1.04	$0.93	$1.17	$1.14	$0.87
Accumulation unit value at end of period	$1.05	$1.39	$1.13	$1.16	$1.15	$1.25	$1.04	$0.93	$1.17	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	650	701	1,016	1,250	2,145	2,768	3,401	3,640	3,596	11,757

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	119

Variable account charges of 1.75% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AB VPS Large Cap Growth Portfolio (Class B) (11/6/2003)
Accumulation unit value at beginning of period	$2.67	$2.06	$2.05	$1.88	$1.68	$1.25	$1.10	$1.15	$1.07	$0.79
Accumulation unit value at end of period	$2.69	$2.67	$2.06	$2.05	$1.88	$1.68	$1.25	$1.10	$1.15	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Inflation Protection, Class II (4/30/2004)
Accumulation unit value at beginning of period	$1.29	$1.27	$1.24	$1.29	$1.27	$1.41	$1.34	$1.22	$1.18	$1.09
Accumulation unit value at end of period	$1.23	$1.29	$1.27	$1.24	$1.29	$1.27	$1.41	$1.34	$1.22	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	992	1,180	1,398	1,754	2,913	4,143	3,839	4,196	5,323	5,617
American Century VP International, Class II (4/30/2004)
Accumulation unit value at beginning of period	$1.88	$1.46	$1.57	$1.59	$1.72	$1.43	$1.20	$1.39	$1.25	$0.96
Accumulation unit value at end of period	$1.56	$1.88	$1.46	$1.57	$1.59	$1.72	$1.43	$1.20	$1.39	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	1	1	1	1	1	1	1
American Century VP Mid Cap Value, Class II (5/1/2007)
Accumulation unit value at beginning of period	$2.06	$1.88	$1.56	$1.61	$1.41	$1.10	$0.97	$0.99	$0.85	$0.67
Accumulation unit value at end of period	$1.76	$2.06	$1.88	$1.56	$1.61	$1.41	$1.10	$0.97	$0.99	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	—	—	51	—	—	—	16	16	—	—
American Century VP Ultra®, Class II (4/30/2004)
Accumulation unit value at beginning of period	$2.31	$1.78	$1.73	$1.66	$1.54	$1.15	$1.03	$1.03	$0.91	$0.69
Accumulation unit value at end of period	$2.28	$2.31	$1.78	$1.73	$1.66	$1.54	$1.15	$1.03	$1.03	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	286	412	644	843	1,593	2,472	3,069	3,523	4,344	5,028
American Century VP Value, Class II (4/30/2004)
Accumulation unit value at beginning of period	$2.17	$2.04	$1.72	$1.83	$1.65	$1.28	$1.13	$1.14	$1.03	$0.87
Accumulation unit value at end of period	$1.94	$2.17	$2.04	$1.72	$1.83	$1.65	$1.28	$1.13	$1.14	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	8
ClearBridge Variable Small Cap Growth Portfolio – Class I (5/1/2007)
Accumulation unit value at beginning of period	$2.13	$1.75	$1.68	$1.79	$1.75	$1.21	$1.03	$1.03	$0.84	$0.60
Accumulation unit value at end of period	$2.17	$2.13	$1.75	$1.68	$1.79	$1.75	$1.21	$1.03	$1.03	$0.84
Number of accumulation units outstanding at end of period (000 omitted)	3	2	2	2	2	2	—	—	3	40
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.22	$1.82	$1.71	$1.73	$1.53	$1.16	$1.04	$1.01	$0.87	$0.71
Accumulation unit value at end of period	$2.10	$2.22	$1.82	$1.71	$1.73	$1.53	$1.16	$1.04	$1.01	$0.87
Number of accumulation units outstanding at end of period (000 omitted)	269	342	482	604	887	1,407	1,874	2,271	2,788	3,242
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (11/6/2003)
Accumulation unit value at beginning of period	$2.50	$2.23	$2.00	$2.09	$1.94	$1.55	$1.39	$1.49	$1.29	$1.03
Accumulation unit value at end of period	$2.31	$2.50	$2.23	$2.00	$2.09	$1.94	$1.55	$1.39	$1.49	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	462	639	874	1,286	2,181	3,198	3,739	4,330	5,036	28,347
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.85	$1.97	$1.91	$2.14	$2.23	$2.31	$1.95	$2.51	$2.13	$1.25
Accumulation unit value at end of period	$2.20	$2.85	$1.97	$1.91	$2.14	$2.23	$2.31	$1.95	$2.51	$2.13
Number of accumulation units outstanding at end of period (000 omitted)	221	253	378	512	775	1,031	1,023	1,208	1,189	4,952
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (11/6/2003)
Accumulation unit value at beginning of period	$0.91	$0.92	$0.94	$0.96	$0.97	$0.99	$1.01	$1.02	$1.04	$1.06
Accumulation unit value at end of period	$0.91	$0.91	$0.92	$0.94	$0.96	$0.97	$0.99	$1.01	$1.02	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	622	940	841	782	1,403	1,707	2,166	2,579	2,601	8,934
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.10	$2.01	$1.83	$1.88	$1.85	$1.77	$1.56	$1.50	$1.34	$0.89
Accumulation unit value at end of period	$1.98	$2.10	$2.01	$1.83	$1.88	$1.85	$1.77	$1.56	$1.50	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	150	188	254	290	490	670	735	870	931	1,071
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (6/1/2004)
Accumulation unit value at beginning of period	$2.03	$1.94	$1.78	$1.83	$1.79	$1.74	$1.54	$1.48	$1.33	$0.95
Accumulation unit value at end of period	$1.91	$2.03	$1.94	$1.78	$1.83	$1.79	$1.74	$1.54	$1.48	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	342	406	497	170	230	266	304	378	503	16,721
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (11/6/2003)
Accumulation unit value at beginning of period	$1.38	$1.35	$1.32	$1.34	$1.29	$1.35	$1.28	$1.22	$1.14	$1.02
Accumulation unit value at end of period	$1.36	$1.38	$1.35	$1.32	$1.34	$1.29	$1.35	$1.28	$1.22	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	165	243	363	566	1,019	1,209	1,303	1,652	2,027	36,126
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (11/6/2003)
Accumulation unit value at beginning of period	$2.41	$1.91	$1.93	$1.80	$1.60	$1.25	$1.06	$1.12	$0.97	$0.72
Accumulation unit value at end of period	$2.27	$2.41	$1.91	$1.93	$1.80	$1.60	$1.25	$1.06	$1.12	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	18	21	24	24	24	24	69	112	79	87
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (11/6/2003)
Accumulation unit value at beginning of period	$2.50	$2.10	$1.92	$1.93	$1.74	$1.34	$1.18	$1.18	$1.05	$0.85
Accumulation unit value at end of period	$2.34	$2.50	$2.10	$1.92	$1.93	$1.74	$1.34	$1.18	$1.18	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	102	104	119	119	119	119	139	144	669	867

120	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.75% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (11/6/2003)
Accumulation unit value at beginning of period	$2.18	$1.81	$1.80	$1.74	$1.65	$1.28	$1.17	$1.40	$1.13	$0.70
Accumulation unit value at end of period	$2.04	$2.18	$1.81	$1.80	$1.74	$1.65	$1.28	$1.17	$1.40	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	10	11	12	15	30	37	48	53	62	71
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.63	$1.46	$1.30	$1.40	$1.27	$0.94	$0.80	$0.89	$0.74	$0.54
Accumulation unit value at end of period	$1.39	$1.63	$1.46	$1.30	$1.40	$1.27	$0.94	$0.80	$0.89	$0.74
Number of accumulation units outstanding at end of period (000 omitted)	—	19	22	88	90	93	95	98	124	124
Columbia Variable Portfolio – Overseas Core Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.81	$1.45	$1.57	$1.52	$1.69	$1.41	$1.22	$1.41	$1.26	$1.01
Accumulation unit value at end of period	$1.48	$1.81	$1.45	$1.57	$1.52	$1.69	$1.41	$1.22	$1.41	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	8	8	8	10	11	10	7
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.45	$2.07	$1.76	$1.88	$1.72	$1.27	$1.09	$1.13	$0.95	$0.77
Accumulation unit value at end of period	$2.11	$2.45	$2.07	$1.76	$1.88	$1.72	$1.27	$1.09	$1.13	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	6	6	6	6	6	6	6
Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (4/30/2004)
Accumulation unit value at beginning of period	$2.65	$2.36	$1.81	$1.97	$1.94	$1.48	$1.35	$1.46	$1.18	$0.96
Accumulation unit value at end of period	$2.13	$2.65	$2.36	$1.81	$1.97	$1.94	$1.48	$1.35	$1.46	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	17	29	60	115	144	169	257	294	353	17,451
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (11/6/2003)
Accumulation unit value at beginning of period	$1.07	$1.05	$1.04	$1.05	$1.01	$1.05	$1.05	$1.05	$1.04	$1.00
Accumulation unit value at end of period	$1.07	$1.07	$1.05	$1.04	$1.05	$1.01	$1.05	$1.05	$1.05	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	346	385	428	511	790	882	884	1,058	1,498	6,199
Credit Suisse Trust – Commodity Return Strategy Portfolio (5/1/2007)
Accumulation unit value at beginning of period	$0.46	$0.46	$0.42	$0.57	$0.70	$0.80	$0.83	$0.96	$0.84	$0.72
Accumulation unit value at end of period	$0.40	$0.46	$0.46	$0.42	$0.57	$0.70	$0.80	$0.83	$0.96	$0.84
Number of accumulation units outstanding at end of period (000 omitted)	10	2	14	25	27	30	30	33	36	162
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.33	$1.32	$1.24	$1.28	$1.20	$1.29	$1.24	$1.15	$1.12	$1.07
Accumulation unit value at end of period	$1.30	$1.33	$1.32	$1.24	$1.28	$1.20	$1.29	$1.24	$1.15	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	79	126	194	302	500	620	651	789	1,027	25,427
CTIVP® – Loomis Sayles Growth Fund (Class 1) (4/29/2016)
Accumulation unit value at beginning of period	$1.37	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.37	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	47	84	183	—	—	—	—	—	—	—
CTIVP® – MFS® Blended Research® Core Equity Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.52	$1.28	$1.19	$1.20	$1.10	$0.87	$0.80	$0.84	$0.77	$0.60
Accumulation unit value at end of period	$1.37	$1.52	$1.28	$1.19	$1.20	$1.10	$0.87	$0.80	$0.84	$0.77
Number of accumulation units outstanding at end of period (000 omitted)	47	74	152	252	318	403	558	643	764	35,985
CTIVP® – Victory Sycamore Established Value Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.65	$2.33	$1.97	$2.00	$1.81	$1.36	$1.18	$1.29	$1.07	$0.80
Accumulation unit value at end of period	$2.34	$2.65	$2.33	$1.97	$2.00	$1.81	$1.36	$1.18	$1.29	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	42	—
Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.55	$2.25	$1.99	$2.08	$1.89	$1.43	$1.22	$1.24	$0.99	$0.75
Accumulation unit value at end of period	$2.11	$2.55	$2.25	$1.99	$2.08	$1.89	$1.43	$1.22	$1.24	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.85	$2.04	$1.98	$1.91	$1.82	$1.40	$1.23	$1.37	$1.07	$0.69
Accumulation unit value at end of period	$2.76	$2.85	$2.04	$1.98	$1.91	$1.82	$1.40	$1.23	$1.37	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	65	85	152	201	362	536	653	713	865	1,145
Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.17	$1.74	$1.64	$1.72	$1.62	$1.36	$1.26	$1.18	$1.04	$0.87
Accumulation unit value at end of period	$1.98	$2.17	$1.74	$1.64	$1.72	$1.62	$1.36	$1.26	$1.18	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	3	3	3	8	3	11	11
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.04	$0.84	$0.90	$0.91	$0.95	$0.82	$0.68	$0.82	$0.76	$0.62
Accumulation unit value at end of period	$0.86	$1.04	$0.84	$0.90	$0.91	$0.95	$0.82	$0.68	$0.82	$0.76
Number of accumulation units outstanding at end of period (000 omitted)	5	2	7	7	7	7	6	6	6	6
Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.36	$1.08	$1.12	$1.17	$1.32	$1.09	$0.99	$1.24	$1.21	$0.94
Accumulation unit value at end of period	$1.11	$1.36	$1.08	$1.12	$1.17	$1.32	$1.09	$0.99	$1.24	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	6	7	8	9	10	11	14	13

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	121

Variable account charges of 1.75% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Eaton Vance VT Floating-Rate Income Fund – Initial Class (5/1/2007)
Accumulation unit value at beginning of period	$1.21	$1.19	$1.11	$1.15	$1.16	$1.14	$1.08	$1.07	$1.00	$0.70
Accumulation unit value at end of period	$1.19	$1.21	$1.19	$1.11	$1.15	$1.16	$1.14	$1.08	$1.07	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	91	117	150	213	315	348	396	431	473	12,857
Fidelity® VIP Contrafund® Portfolio Service Class 2 (11/6/2003)
Accumulation unit value at beginning of period	$2.82	$2.36	$2.23	$2.26	$2.06	$1.60	$1.40	$1.47	$1.28	$0.96
Accumulation unit value at end of period	$2.58	$2.82	$2.36	$2.23	$2.26	$2.06	$1.60	$1.40	$1.47	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	669	855	1,202	1,643	2,765	4,209	5,049	5,985	7,138	12,738
Fidelity® VIP Growth Portfolio Service Class 2 (11/6/2003)
Accumulation unit value at beginning of period	$2.46	$1.86	$1.88	$1.79	$1.64	$1.23	$1.09	$1.11	$0.91	$0.73
Accumulation unit value at end of period	$2.41	$2.46	$1.86	$1.88	$1.79	$1.64	$1.23	$1.09	$1.11	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	2	2	41	44	44	86	84	112	148	149
Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.37	$1.34	$1.31	$1.34	$1.29	$1.34	$1.29	$1.23	$1.16	$1.03
Accumulation unit value at end of period	$1.34	$1.37	$1.34	$1.31	$1.34	$1.29	$1.34	$1.29	$1.23	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	745	946	1,180	1,583	2,818	4,064	4,118	4,401	5,396	21,112
Fidelity® VIP Mid Cap Portfolio Service Class 2 (11/6/2003)
Accumulation unit value at beginning of period	$3.38	$2.86	$2.60	$2.69	$2.58	$1.93	$1.72	$1.96	$1.55	$1.13
Accumulation unit value at end of period	$2.83	$3.38	$2.86	$2.60	$2.69	$2.58	$1.93	$1.72	$1.96	$1.55
Number of accumulation units outstanding at end of period (000 omitted)	97	125	217	304	467	683	819	962	1,066	6,330
Fidelity® VIP Overseas Portfolio Service Class 2 (11/6/2003)
Accumulation unit value at beginning of period	$1.89	$1.48	$1.59	$1.57	$1.74	$1.36	$1.15	$1.41	$1.27	$1.03
Accumulation unit value at end of period	$1.58	$1.89	$1.48	$1.59	$1.57	$1.74	$1.36	$1.15	$1.41	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	139	143	200	257	363	458	637	727	729	813
Franklin Global Real Estate VIP Fund – Class 2 (11/6/2003)
Accumulation unit value at beginning of period	$1.55	$1.43	$1.45	$1.46	$1.30	$1.29	$1.03	$1.11	$0.93	$0.80
Accumulation unit value at end of period	$1.42	$1.55	$1.43	$1.45	$1.46	$1.30	$1.29	$1.03	$1.11	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	9	9	10	10	11	14	13	19	32	35
Franklin Income VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.91	$1.77	$1.58	$1.73	$1.69	$1.51	$1.36	$1.35	$1.22	$0.92
Accumulation unit value at end of period	$1.80	$1.91	$1.77	$1.58	$1.73	$1.69	$1.51	$1.36	$1.35	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	16	46	148	225	276	458	542	587	620	811
Franklin Mutual Shares VIP Fund – Class 2 (11/6/2003)
Accumulation unit value at beginning of period	$2.08	$1.95	$1.71	$1.83	$1.74	$1.38	$1.23	$1.26	$1.16	$0.93
Accumulation unit value at end of period	$1.86	$2.08	$1.95	$1.71	$1.83	$1.74	$1.38	$1.23	$1.26	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	73	99	176	239	299	339	412	505	674	895
Franklin Rising Dividends VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.38	$2.01	$1.77	$1.86	$1.75	$1.37	$1.24	$1.19	$1.01	$0.87
Accumulation unit value at end of period	$2.22	$2.38	$2.01	$1.77	$1.86	$1.75	$1.37	$1.24	$1.19	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	82	82	82	84	84	112	176	182	211	226
Franklin Small Cap Value VIP Fund – Class 2 (11/6/2003)
Accumulation unit value at beginning of period	$2.96	$2.72	$2.13	$2.34	$2.37	$1.77	$1.52	$1.61	$1.27	$1.00
Accumulation unit value at end of period	$2.53	$2.96	$2.72	$2.13	$2.34	$2.37	$1.77	$1.52	$1.61	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	4	4	6	6	6	6	6	12	21	22
Franklin Small-Mid Cap Growth VIP Fund – Class 2 (11/6/2003)
Accumulation unit value at beginning of period	$2.30	$1.93	$1.89	$1.97	$1.87	$1.37	$1.26	$1.35	$1.08	$0.76
Accumulation unit value at end of period	$2.14	$2.30	$1.93	$1.89	$1.97	$1.87	$1.37	$1.26	$1.35	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	17	23	23	23	23	27	50	56
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.59	$2.37	$2.13	$2.38	$2.13	$1.63	$1.40	$1.52	$1.24	$0.95
Accumulation unit value at end of period	$2.28	$2.59	$2.37	$2.13	$2.38	$2.13	$1.63	$1.40	$1.52	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	224	283	378	517	835	1,245	1,614	1,926	2,204	7,996
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.77	$1.45	$1.34	$1.36	$1.19	$0.88	$0.78	$0.77	$0.69	$0.58
Accumulation unit value at end of period	$1.63	$1.77	$1.45	$1.34	$1.36	$1.19	$0.88	$0.78	$0.77	$0.69
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	53	53	—	—
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.81	$1.45	$1.45	$1.40	$1.32	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$1.71	$1.81	$1.45	$1.45	$1.40	$1.32	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	3	4	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (11/6/2003)
Accumulation unit value at beginning of period	$2.47	$2.14	$1.86	$2.02	$1.89	$1.41	$1.21	$1.26	$1.11	$0.88
Accumulation unit value at end of period	$2.13	$2.47	$2.14	$1.86	$2.02	$1.89	$1.41	$1.21	$1.26	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	725	921	1,285	1,832	2,991	4,510	5,706	6,918	8,099	17,057

122	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.75% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Invesco V.I. Core Equity Fund, Series II Shares (4/28/2006)
Accumulation unit value at beginning of period	$1.72	$1.55	$1.43	$1.55	$1.46	$1.15	$1.03	$1.06	$0.98	$0.78
Accumulation unit value at end of period	$1.53	$1.72	$1.55	$1.43	$1.55	$1.46	$1.15	$1.03	$1.06	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Growth and Income Fund, Series II Shares (11/6/2003)
Accumulation unit value at beginning of period	$2.57	$2.29	$1.95	$2.06	$1.90	$1.45	$1.29	$1.34	$1.22	$1.00
Accumulation unit value at end of period	$2.18	$2.57	$2.29	$1.95	$2.06	$1.90	$1.45	$1.29	$1.34	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	1	2	2	2	2	2	12	15	24
Invesco V.I. Health Care Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.81	$1.59	$1.83	$1.81	$1.55	$1.12	$0.95	$0.93	$0.90	$0.72
Accumulation unit value at end of period	$1.79	$1.81	$1.59	$1.83	$1.81	$1.55	$1.12	$0.95	$0.93	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	—	24	29	11	78	78	5	5	18	63
Invesco V.I. International Growth Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.19	$0.99	$1.01	$1.06	$1.08	$0.92	$0.81	$0.89	$0.81	$0.61
Accumulation unit value at end of period	$0.99	$1.19	$0.99	$1.01	$1.06	$1.08	$0.92	$0.81	$0.89	$0.81
Number of accumulation units outstanding at end of period (000 omitted)	40	59	131	196	243	282	370	417	488	26,698
Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.02	$1.79	$1.61	$1.71	$1.67	$1.33	$1.22	$1.33	$1.19	$0.93
Accumulation unit value at end of period	$1.75	$2.02	$1.79	$1.61	$1.71	$1.67	$1.33	$1.22	$1.33	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	58	63	88	107	134	188	242	273	299	359
Invesco V.I. Mid Cap Growth Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.62	$1.35	$1.37	$1.38	$1.30	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$1.50	$1.62	$1.35	$1.37	$1.38	$1.30	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11	11	13	13	13	14	14	—	—	—
Invesco V.I. Value Opportunities Fund, Series II Shares (11/6/2003)
Accumulation unit value at beginning of period	$1.70	$1.47	$1.27	$1.45	$1.38	$1.06	$0.91	$0.96	$0.92	$0.63
Accumulation unit value at end of period	$1.34	$1.70	$1.47	$1.27	$1.45	$1.38	$1.06	$0.91	$0.96	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	221	233	334	415	526	779	1,128	1,389	1,547	1,710
Janus Henderson VIT Research Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.82	$1.45	$1.47	$1.43	$1.29	$1.01	$0.87	$0.93	$0.83	$0.62
Accumulation unit value at end of period	$1.74	$1.82	$1.45	$1.47	$1.43	$1.29	$1.01	$0.87	$0.93	$0.83
Number of accumulation units outstanding at end of period (000 omitted)	33	62	125	192	260	332	471	571	699	29,013
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (3/27/2015)
Accumulation unit value at beginning of period	$1.27	$1.01	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.26	$1.27	$1.01	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
MFS® New Discovery Series – Service Class (11/6/2003)
Accumulation unit value at beginning of period	$2.52	$2.03	$1.90	$1.98	$2.17	$1.57	$1.32	$1.50	$1.12	$0.70
Accumulation unit value at end of period	$2.44	$2.52	$2.03	$1.90	$1.98	$2.17	$1.57	$1.32	$1.50	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	24	24	32	32	43	59	59	59	73	72
MFS® Total Return Series – Service Class (11/6/2003)
Accumulation unit value at beginning of period	$1.91	$1.73	$1.62	$1.66	$1.56	$1.34	$1.23	$1.23	$1.14	$0.99
Accumulation unit value at end of period	$1.77	$1.91	$1.73	$1.62	$1.66	$1.56	$1.34	$1.23	$1.23	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	52	54	55	160	191	242	255	347	385	441
MFS® Utilities Series – Service Class (11/6/2003)
Accumulation unit value at beginning of period	$3.58	$3.19	$2.91	$3.48	$3.15	$2.66	$2.40	$2.29	$2.05	$1.57
Accumulation unit value at end of period	$3.55	$3.58	$3.19	$2.91	$3.48	$3.15	$2.66	$2.40	$2.29	$2.05
Number of accumulation units outstanding at end of period (000 omitted)	15	15	24	34	29	39	42	46	127	106
Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.04	$0.97	$0.95	$0.98	$0.88	$0.87	$0.68	$0.77	$0.64	$0.46
Accumulation unit value at end of period	$0.94	$1.04	$0.97	$0.95	$0.98	$0.88	$0.87	$0.68	$0.77	$0.64
Number of accumulation units outstanding at end of period (000 omitted)	7	13	27	51	111	79	87	109	195	6,398
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.75	$1.28	$1.43	$1.55	$1.55	$1.15	$1.07	$1.18	$0.91	$0.59
Accumulation unit value at end of period	$1.90	$1.75	$1.28	$1.43	$1.55	$1.55	$1.15	$1.07	$1.18	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	—	33	—	—	58	57	—	—	—	—
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I Shares (11/6/2003)
Accumulation unit value at beginning of period	$2.86	$2.82	$2.69	$2.68	$2.10	$2.10	$1.84	$1.77	$1.39	$1.10
Accumulation unit value at end of period	$2.60	$2.86	$2.82	$2.69	$2.68	$2.10	$2.10	$1.84	$1.77	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	8	8	11	11
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.70	$2.67	$2.55	$2.54	$2.00	$2.00	$1.76	$1.70	$1.33	$1.06
Accumulation unit value at end of period	$2.44	$2.70	$2.67	$2.55	$2.54	$2.00	$2.00	$1.76	$1.70	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	24	27	43	49	78	121	146	173	199	248

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	123

Variable account charges of 1.75% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Oppenheimer Capital Appreciation Fund/VA, Service Shares* (11/6/2003)
Accumulation unit value at beginning of period	$2.06	$1.66	$1.73	$1.70	$1.50	$1.18	$1.06	$1.09	$1.02	$0.72
Accumulation unit value at end of period	$1.90	$2.06	$1.66	$1.73	$1.70	$1.50	$1.18	$1.06	$1.09	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	320	416	604	728	1,300	2,061	2,566	2,914	3,449	3,777
*Oppenheimer Capital Appreciation Fund/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Capital Appreciation Fund, Series II Shares on or about May 24, 2019.
Oppenheimer Global Fund/VA, Service Shares* (11/6/2003)
Accumulation unit value at beginning of period	$2.78	$2.07	$2.11	$2.07	$2.07	$1.66	$1.39	$1.55	$1.36	$1.00
Accumulation unit value at end of period	$2.36	$2.78	$2.07	$2.11	$2.07	$2.07	$1.66	$1.39	$1.55	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	2	13	29	32	38	58	37	48	60	63
*Oppenheimer Global Fund/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Global Fund, Series II Shares on or about May 24, 2019.
Oppenheimer Global Strategic Income Fund/VA, Service Shares* (11/6/2003)
Accumulation unit value at beginning of period	$1.56	$1.50	$1.44	$1.50	$1.49	$1.52	$1.37	$1.38	$1.23	$1.05
Accumulation unit value at end of period	$1.47	$1.56	$1.50	$1.44	$1.50	$1.49	$1.52	$1.37	$1.38	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	898	1,047	1,272	1,631	2,492	3,365	3,419	3,918	4,672	27,805
*Oppenheimer Global Strategic Income Fund/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares on or about May 24, 2019.
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares* (11/6/2003)
Accumulation unit value at beginning of period	$2.82	$2.52	$2.18	$2.36	$2.15	$1.56	$1.35	$1.40	$1.16	$0.86
Accumulation unit value at end of period	$2.48	$2.82	$2.52	$2.18	$2.36	$2.15	$1.56	$1.35	$1.40	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	2	3	3	82	89	133	81	82	356	386
*Oppenheimer Main Street Small Cap Fund®/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares on or about May 24, 2019.
PIMCO VIT All Asset Portfolio, Advisor Class (5/1/2007)
Accumulation unit value at beginning of period	$1.37	$1.23	$1.11	$1.24	$1.26	$1.28	$1.13	$1.13	$1.02	$0.85
Accumulation unit value at end of period	$1.27	$1.37	$1.23	$1.11	$1.24	$1.26	$1.28	$1.13	$1.13	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	45	78	138	224	305	347	398	474	603	14,811
Putnam VT Equity Income Fund – Class IB Shares (5/12/2017)
Accumulation unit value at beginning of period	$1.12	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.12	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Putnam VT Global Health Care Fund – Class IB Shares (11/6/2003)
Accumulation unit value at beginning of period	$2.69	$2.38	$2.73	$2.58	$2.05	$1.48	$1.23	$1.27	$1.26	$1.01
Accumulation unit value at end of period	$2.63	$2.69	$2.38	$2.73	$2.58	$2.05	$1.48	$1.23	$1.27	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	4	4	5	14	10	10	8	9	45	30
Putnam VT International Equity Fund – Class IB Shares (11/6/2003)
Accumulation unit value at beginning of period	$1.78	$1.43	$1.49	$1.52	$1.66	$1.32	$1.10	$1.35	$1.24	$1.02
Accumulation unit value at end of period	$1.41	$1.78	$1.43	$1.49	$1.52	$1.66	$1.32	$1.10	$1.35	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	8	11	13	19	34	36	36	48	49	60
Putnam VT Research Fund – Class IB Shares (11/6/2003)
Accumulation unit value at beginning of period	$2.35	$1.94	$1.79	$1.85	$1.64	$1.25	$1.08	$1.12	$0.98	$0.75
Accumulation unit value at end of period	$2.20	$2.35	$1.94	$1.79	$1.85	$1.64	$1.25	$1.08	$1.12	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Putnam VT Small Cap Value Fund – Class IB Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.21	$2.08	$1.66	$1.77	$1.74	$1.27	$1.10	$1.17	$0.95	$0.73
Accumulation unit value at end of period	$1.74	$2.21	$2.08	$1.66	$1.77	$1.74	$1.27	$1.10	$1.17	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	6	6	6	7	18	20	23	34	34	40
Putnam VT Sustainable Leaders Fund – Class IB Shares (9/24/2010)
Accumulation unit value at beginning of period	$2.38	$1.87	$1.77	$1.80	$1.62	$1.21	$1.05	$1.13	$1.00	—
Accumulation unit value at end of period	$2.30	$2.38	$1.87	$1.77	$1.80	$1.62	$1.21	$1.05	$1.13	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Templeton Foreign VIP Fund – Class 2 (11/6/2003)
Accumulation unit value at beginning of period	$1.83	$1.59	$1.51	$1.65	$1.89	$1.56	$1.34	$1.53	$1.44	$1.07
Accumulation unit value at end of period	$1.52	$1.83	$1.59	$1.51	$1.65	$1.89	$1.56	$1.34	$1.53	$1.44
Number of accumulation units outstanding at end of period (000 omitted)	17	19	20	25	25	31	33	42	49	52
Templeton Global Bond VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.92	$1.91	$1.89	$2.01	$2.01	$2.01	$1.78	$1.83	$1.62	$1.39
Accumulation unit value at end of period	$1.92	$1.92	$1.91	$1.89	$2.01	$2.01	$2.01	$1.78	$1.83	$1.62
Number of accumulation units outstanding at end of period (000 omitted)	324	406	508	728	1,073	1,379	1,442	1,662	1,964	13,111
Templeton Growth VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.71	$1.47	$1.36	$1.48	$1.55	$1.21	$1.02	$1.11	$1.05	$0.82
Accumulation unit value at end of period	$1.43	$1.71	$1.47	$1.36	$1.48	$1.55	$1.21	$1.02	$1.11	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	19	45	113	156	170	223	348	430	428	645

124	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.75% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.73	$1.48	$1.42	$1.46	$1.41	$1.19	$1.06	$1.12	$1.00	—
Accumulation unit value at end of period	$1.56	$1.73	$1.48	$1.42	$1.46	$1.41	$1.19	$1.06	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	256	269	392	526	606	515	560	444	396	—
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.73	$1.48	$1.43	$1.46	$1.41	$1.19	$1.06	$1.12	$1.00	—
Accumulation unit value at end of period	$1.56	$1.73	$1.48	$1.43	$1.46	$1.41	$1.19	$1.06	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	4,726	6,209	9,562	14,599	22,814	26,369	31,141	38,558	44,968	—
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.21	$1.15	$1.13	$1.15	$1.13	$1.11	$1.05	$1.04	$1.00	—
Accumulation unit value at end of period	$1.16	$1.21	$1.15	$1.13	$1.15	$1.13	$1.11	$1.05	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	479	602	746	510	1,438	1,268	2,519	2,862	888	—
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.21	$1.15	$1.13	$1.15	$1.13	$1.11	$1.05	$1.04	$1.00	—
Accumulation unit value at end of period	$1.16	$1.21	$1.15	$1.13	$1.15	$1.13	$1.11	$1.05	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	5,926	7,621	10,508	11,522	13,595	16,668	22,638	25,971	25,316	—
Variable Portfolio – Managed Risk Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.04	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.04	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.07	$1.01	$1.00	$1.03	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.07	$1.01	$1.00	$1.03	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,318	1,458	1,674	2,390	654	252	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.11	$1.01	$1.00	$1.04	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.11	$1.01	$1.00	$1.04	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,949	1,942	2,292	2,581	2,399	18	—	—	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.18	$1.02	$1.01	$1.06	$1.03	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.18	$1.02	$1.01	$1.06	$1.03	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,128	8,314	9,676	12,692	9,604	3,964	—	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.15	$1.02	$1.01	$1.05	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.15	$1.02	$1.01	$1.05	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17,542	20,515	24,116	26,753	26,269	6,034	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.47	$1.33	$1.29	$1.32	$1.28	$1.17	$1.07	$1.09	$1.00	—
Accumulation unit value at end of period	$1.37	$1.47	$1.33	$1.29	$1.32	$1.28	$1.17	$1.07	$1.09	—
Number of accumulation units outstanding at end of period (000 omitted)	3,595	3,990	4,276	4,632	5,266	6,019	4,476	4,533	5,115	—
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.48	$1.33	$1.29	$1.32	$1.28	$1.17	$1.07	$1.09	$1.00	—
Accumulation unit value at end of period	$1.37	$1.48	$1.33	$1.29	$1.32	$1.28	$1.17	$1.07	$1.09	—
Number of accumulation units outstanding at end of period (000 omitted)	55,666	65,682	78,095	92,750	113,247	139,035	151,608	164,265	180,531	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.60	$1.40	$1.36	$1.39	$1.35	$1.18	$1.07	$1.11	$1.00	—
Accumulation unit value at end of period	$1.46	$1.60	$1.40	$1.36	$1.39	$1.35	$1.18	$1.07	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	831	1,090	1,322	1,341	2,064	2,118	3,271	3,068	3,153	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.61	$1.41	$1.36	$1.39	$1.35	$1.18	$1.07	$1.11	$1.00	—
Accumulation unit value at end of period	$1.47	$1.61	$1.41	$1.36	$1.39	$1.35	$1.18	$1.07	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	15,682	20,682	28,350	38,981	49,501	63,382	76,756	88,414	99,381	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.34	$1.24	$1.21	$1.23	$1.20	$1.14	$1.06	$1.06	$1.00	—
Accumulation unit value at end of period	$1.26	$1.34	$1.24	$1.21	$1.23	$1.20	$1.14	$1.06	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	761	919	969	1,149	1,503	2,274	2,828	2,568	1,441	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.34	$1.24	$1.21	$1.24	$1.20	$1.14	$1.07	$1.06	$1.00	—
Accumulation unit value at end of period	$1.26	$1.34	$1.24	$1.21	$1.24	$1.20	$1.14	$1.07	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	6,042	7,544	9,770	11,687	16,421	20,899	25,091	24,735	29,559	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	125

Variable account charges of 1.75% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (11/6/2003)
Accumulation unit value at beginning of period	$2.52	$2.39	$1.94	$2.18	$2.17	$1.64	$1.47	$1.56	$1.28	$0.95
Accumulation unit value at end of period	$2.14	$2.52	$2.39	$1.94	$2.18	$2.17	$1.64	$1.47	$1.56	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	324	402	520	773	1,237	1,692	2,166	2,483	2,898	3,447
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.10	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.10	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.20	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.20	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.15	$1.02	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.15	$1.02	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wanger International (4/30/2004)
Accumulation unit value at beginning of period	$3.01	$2.30	$2.38	$2.42	$2.57	$2.14	$1.79	$2.13	$1.74	$1.18
Accumulation unit value at end of period	$2.43	$3.01	$2.30	$2.38	$2.42	$2.57	$2.14	$1.79	$2.13	$1.74
Number of accumulation units outstanding at end of period (000 omitted)	300	340	485	619	965	1,255	1,438	1,682	1,827	7,250
Wanger USA (4/30/2004)
Accumulation unit value at beginning of period	$2.70	$2.30	$2.05	$2.10	$2.04	$1.55	$1.32	$1.39	$1.15	$0.82
Accumulation unit value at end of period	$2.61	$2.70	$2.30	$2.05	$2.10	$2.04	$1.55	$1.32	$1.39	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	153	220	357	424	741	1,043	1,359	1,636	1,984	7,669
Wells Fargo VT Index Asset Allocation Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.10	$1.91	$1.80	$1.81	$1.56	$1.33	$1.20	$1.14	$1.03	$0.90
Accumulation unit value at end of period	$2.01	$2.10	$1.91	$1.80	$1.81	$1.56	$1.33	$1.20	$1.14	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wells Fargo VT International Equity Fund – Class 2 (11/6/2003)
Accumulation unit value at beginning of period	$1.87	$1.53	$1.51	$1.51	$1.62	$1.38	$1.24	$1.45	$1.27	$1.11
Accumulation unit value at end of period	$1.52	$1.87	$1.53	$1.51	$1.51	$1.62	$1.38	$1.24	$1.45	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	13	16	23	30	48	52	66	84	162	210
Wells Fargo VT Omega Growth Fund – Class 2 (11/6/2003)
Accumulation unit value at beginning of period	$2.94	$2.22	$2.25	$2.26	$2.22	$1.61	$1.36	$1.47	$1.25	$0.89
Accumulation unit value at end of period	$2.90	$2.94	$2.22	$2.25	$2.26	$2.22	$1.61	$1.36	$1.47	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	62	73	89	101	157	213	269	317	353	111
Wells Fargo VT Opportunity Fund – Class 2 (8/26/2011)
Accumulation unit value at beginning of period	$2.06	$1.74	$1.58	$1.65	$1.52	$1.19	$1.05	$1.00	—	—
Accumulation unit value at end of period	$1.88	$2.06	$1.74	$1.58	$1.65	$1.52	$1.19	$1.05	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12	19	21	31	60	65	66	115	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.84	$2.29	$2.17	$2.27	$2.36	$1.60	$1.51	$1.61	$1.29	$0.86
Accumulation unit value at end of period	$2.83	$2.84	$2.29	$2.17	$2.27	$2.36	$1.60	$1.51	$1.61	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	4	5	9	10	15	24	29	35	36	—

Variable account charges of 1.80% of the daily net assets of the variable account.

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AB VPS Balanced Wealth Strategy Portfolio (Class B) (9/26/2008)
Accumulation unit value at beginning of period	$1.61	$1.41	$1.38	$1.38	$1.32	$1.15	$1.04	$1.09	$1.00	$0.82
Accumulation unit value at end of period	$1.48	$1.61	$1.41	$1.38	$1.38	$1.32	$1.15	$1.04	$1.09	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	22	22
AB VPS Global Thematic Growth Portfolio (Class B) (8/30/2002)
Accumulation unit value at beginning of period	$2.17	$1.62	$1.66	$1.65	$1.60	$1.33	$1.19	$1.59	$1.36	$0.90
Accumulation unit value at end of period	$1.91	$2.17	$1.62	$1.66	$1.65	$1.60	$1.33	$1.19	$1.59	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	3	3	7	8	11	—
AB VPS Growth and Income Portfolio (Class B) (8/30/2002)
Accumulation unit value at beginning of period	$2.68	$2.30	$2.11	$2.11	$1.97	$1.49	$1.29	$1.24	$1.12	$0.95
Accumulation unit value at end of period	$2.48	$2.68	$2.30	$2.11	$2.11	$1.97	$1.49	$1.29	$1.24	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	1	1	2	2	35	69	72	72	74	83
AB VPS International Value Portfolio (Class B) (4/30/2004)
Accumulation unit value at beginning of period	$1.38	$1.12	$1.15	$1.15	$1.25	$1.04	$0.92	$1.17	$1.14	$0.86
Accumulation unit value at end of period	$1.04	$1.38	$1.12	$1.15	$1.15	$1.25	$1.04	$0.92	$1.17	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	423	417	482	502	594	660	854	901	823	1,194

126	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AB VPS Large Cap Growth Portfolio (Class B) (8/30/2002)
Accumulation unit value at beginning of period	$2.88	$2.23	$2.22	$2.04	$1.82	$1.35	$1.19	$1.25	$1.16	$0.86
Accumulation unit value at end of period	$2.90	$2.88	$2.23	$2.22	$2.04	$1.82	$1.35	$1.19	$1.25	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Inflation Protection, Class II (4/30/2004)
Accumulation unit value at beginning of period	$1.28	$1.26	$1.23	$1.28	$1.26	$1.41	$1.33	$1.21	$1.18	$1.09
Accumulation unit value at end of period	$1.22	$1.28	$1.26	$1.23	$1.28	$1.26	$1.41	$1.33	$1.21	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	514	631	599	664	708	843	873	910	1,069	1,145
American Century VP International, Class II (4/30/2004)
Accumulation unit value at beginning of period	$1.87	$1.45	$1.57	$1.59	$1.71	$1.43	$1.20	$1.39	$1.25	$0.95
Accumulation unit value at end of period	$1.55	$1.87	$1.45	$1.57	$1.59	$1.71	$1.43	$1.20	$1.39	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Mid Cap Value, Class II (5/1/2007)
Accumulation unit value at beginning of period	$2.04	$1.87	$1.55	$1.60	$1.40	$1.10	$0.96	$0.99	$0.85	$0.66
Accumulation unit value at end of period	$1.75	$2.04	$1.87	$1.55	$1.60	$1.40	$1.10	$0.96	$0.99	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Ultra®, Class II (4/30/2004)
Accumulation unit value at beginning of period	$2.29	$1.77	$1.72	$1.66	$1.54	$1.14	$1.02	$1.03	$0.91	$0.69
Accumulation unit value at end of period	$2.26	$2.29	$1.77	$1.72	$1.66	$1.54	$1.14	$1.02	$1.03	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	35	45	55	71	103	126	154	163	186	201
American Century VP Value, Class II (4/30/2004)
Accumulation unit value at beginning of period	$2.16	$2.02	$1.71	$1.82	$1.64	$1.27	$1.13	$1.14	$1.03	$0.87
Accumulation unit value at end of period	$1.92	$2.16	$2.02	$1.71	$1.82	$1.64	$1.27	$1.13	$1.14	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	2	5	10	35	38	42
ClearBridge Variable Small Cap Growth Portfolio – Class I (5/1/2007)
Accumulation unit value at beginning of period	$2.12	$1.74	$1.67	$1.78	$1.74	$1.21	$1.03	$1.03	$0.84	$0.60
Accumulation unit value at end of period	$2.16	$2.12	$1.74	$1.67	$1.78	$1.74	$1.21	$1.03	$1.03	$0.84
Number of accumulation units outstanding at end of period (000 omitted)	4	6	7	7	8	8	9	10	10	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (3/1/2002)
Accumulation unit value at beginning of period	$1.88	$1.67	$1.60	$1.60	$1.48	$1.24	$1.10	$1.10	$0.99	$0.81
Accumulation unit value at end of period	$1.73	$1.88	$1.67	$1.60	$1.60	$1.48	$1.24	$1.10	$1.10	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (3/3/2003)
Accumulation unit value at beginning of period	$2.85	$2.33	$2.20	$2.22	$1.96	$1.50	$1.34	$1.29	$1.12	$0.92
Accumulation unit value at end of period	$2.69	$2.85	$2.33	$2.20	$2.22	$1.96	$1.50	$1.34	$1.29	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	119	160	180	196	223	339	445	540	619	709
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (3/1/2002)
Accumulation unit value at beginning of period	$2.49	$2.22	$1.99	$2.09	$1.93	$1.55	$1.39	$1.49	$1.29	$1.03
Accumulation unit value at end of period	$2.30	$2.49	$2.22	$1.99	$2.09	$1.93	$1.55	$1.39	$1.49	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	208	240	253	308	348	414	545	634	679	1,821
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.83	$1.96	$1.90	$2.13	$2.22	$2.30	$1.94	$2.50	$2.13	$1.24
Accumulation unit value at end of period	$2.18	$2.83	$1.96	$1.90	$2.13	$2.22	$2.30	$1.94	$2.50	$2.13
Number of accumulation units outstanding at end of period (000 omitted)	141	135	170	193	196	225	237	277	250	432
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (3/1/2002)
Accumulation unit value at beginning of period	$0.88	$0.89	$0.91	$0.93	$0.94	$0.96	$0.98	$0.99	$1.01	$1.03
Accumulation unit value at end of period	$0.88	$0.88	$0.89	$0.91	$0.93	$0.94	$0.96	$0.98	$0.99	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	766	901	882	733	260	272	410	653	834	1,528
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (3/1/2002)
Accumulation unit value at beginning of period	$2.29	$2.19	$1.99	$2.05	$2.02	$1.93	$1.70	$1.64	$1.47	$0.97
Accumulation unit value at end of period	$2.15	$2.29	$2.19	$1.99	$2.05	$2.02	$1.93	$1.70	$1.64	$1.47
Number of accumulation units outstanding at end of period (000 omitted)	92	119	126	152	403	1,217	855	1,573	1,532	530
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (6/1/2004)
Accumulation unit value at beginning of period	$2.01	$1.93	$1.77	$1.82	$1.79	$1.73	$1.54	$1.47	$1.33	$0.95
Accumulation unit value at end of period	$1.90	$2.01	$1.93	$1.77	$1.82	$1.79	$1.73	$1.54	$1.47	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	35	59	117	18	19	20	34	26	33	875
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (3/1/2002)
Accumulation unit value at beginning of period	$1.37	$1.35	$1.31	$1.33	$1.29	$1.34	$1.27	$1.21	$1.14	$1.01
Accumulation unit value at end of period	$1.35	$1.37	$1.35	$1.31	$1.33	$1.29	$1.34	$1.27	$1.21	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	108	116	115	121	127	130	167	149	178	2,034
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.29	$1.82	$1.84	$1.72	$1.53	$1.20	$1.01	$1.07	$0.93	$0.69
Accumulation unit value at end of period	$2.16	$2.29	$1.82	$1.84	$1.72	$1.53	$1.20	$1.01	$1.07	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	9

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	127

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.36	$1.98	$1.81	$1.82	$1.64	$1.27	$1.12	$1.12	$0.99	$0.80
Accumulation unit value at end of period	$2.20	$2.36	$1.98	$1.81	$1.82	$1.64	$1.27	$1.12	$1.12	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	6	6	6	6	7	7	7	25	25
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (8/30/2002)
Accumulation unit value at beginning of period	$2.60	$2.15	$2.15	$2.07	$1.97	$1.53	$1.40	$1.67	$1.35	$0.84
Accumulation unit value at end of period	$2.43	$2.60	$2.15	$2.15	$2.07	$1.97	$1.53	$1.40	$1.67	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	25	32	36	38	45	62	81	93	91	108
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.62	$1.45	$1.30	$1.39	$1.26	$0.93	$0.80	$0.89	$0.74	$0.54
Accumulation unit value at end of period	$1.38	$1.62	$1.45	$1.30	$1.39	$1.26	$0.93	$0.80	$0.89	$0.74
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	783	783	783	792	793	793
Columbia Variable Portfolio – Overseas Core Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.80	$1.44	$1.56	$1.51	$1.68	$1.40	$1.21	$1.41	$1.26	$1.01
Accumulation unit value at end of period	$1.47	$1.80	$1.44	$1.56	$1.51	$1.68	$1.40	$1.21	$1.41	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.44	$2.05	$1.75	$1.87	$1.71	$1.26	$1.09	$1.13	$0.95	$0.77
Accumulation unit value at end of period	$2.10	$2.44	$2.05	$1.75	$1.87	$1.71	$1.26	$1.09	$1.13	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (3/1/2002)
Accumulation unit value at beginning of period	$2.88	$2.62	$2.34	$2.46	$2.37	$1.62	$1.40	$1.56	$1.25	$0.91
Accumulation unit value at end of period	$2.47	$2.88	$2.62	$2.34	$2.46	$2.37	$1.62	$1.40	$1.56	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (4/30/2004)
Accumulation unit value at beginning of period	$2.63	$2.35	$1.80	$1.96	$1.93	$1.47	$1.34	$1.46	$1.17	$0.96
Accumulation unit value at end of period	$2.11	$2.63	$2.35	$1.80	$1.96	$1.93	$1.47	$1.34	$1.46	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	9	10	11	13	14	15	20	25	28	798
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (3/1/2002)
Accumulation unit value at beginning of period	$1.07	$1.05	$1.05	$1.05	$1.01	$1.05	$1.05	$1.06	$1.05	$1.01
Accumulation unit value at end of period	$1.07	$1.07	$1.05	$1.05	$1.05	$1.01	$1.05	$1.05	$1.06	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	54	76	78	83	268	98	1,195	135	188	580
Credit Suisse Trust – Commodity Return Strategy Portfolio (5/1/2007)
Accumulation unit value at beginning of period	$0.46	$0.46	$0.42	$0.57	$0.70	$0.79	$0.82	$0.96	$0.84	$0.72
Accumulation unit value at end of period	$0.40	$0.46	$0.46	$0.42	$0.57	$0.70	$0.79	$0.82	$0.96	$0.84
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	1	20	20
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.32	$1.31	$1.23	$1.27	$1.19	$1.28	$1.24	$1.15	$1.12	$1.07
Accumulation unit value at end of period	$1.29	$1.32	$1.31	$1.23	$1.27	$1.19	$1.28	$1.24	$1.15	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	41	46	44	49	52	61	77	78	99	1,484
CTIVP® – Loomis Sayles Growth Fund (Class 1) (4/29/2016)
Accumulation unit value at beginning of period	$1.37	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.37	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	21	23	29	—	—	—	—	—	—	—
CTIVP® – MFS® Blended Research® Core Equity Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.51	$1.28	$1.18	$1.20	$1.09	$0.87	$0.80	$0.84	$0.77	$0.60
Accumulation unit value at end of period	$1.36	$1.51	$1.28	$1.18	$1.20	$1.09	$0.87	$0.80	$0.84	$0.77
Number of accumulation units outstanding at end of period (000 omitted)	19	22	25	27	29	33	42	51	61	1,695
CTIVP® – Victory Sycamore Established Value Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.63	$2.32	$1.95	$1.99	$1.81	$1.35	$1.18	$1.28	$1.07	$0.80
Accumulation unit value at end of period	$2.32	$2.63	$2.32	$1.95	$1.99	$1.81	$1.35	$1.18	$1.28	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.53	$2.24	$1.98	$2.07	$1.88	$1.42	$1.21	$1.23	$0.99	$0.74
Accumulation unit value at end of period	$2.09	$2.53	$2.24	$1.98	$2.07	$1.88	$1.42	$1.21	$1.23	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.83	$2.02	$1.97	$1.90	$1.81	$1.39	$1.23	$1.36	$1.07	$0.69
Accumulation unit value at end of period	$2.74	$2.83	$2.02	$1.97	$1.90	$1.81	$1.39	$1.23	$1.36	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	42	50	66	73	106	146	175	187	199	239
The Dreyfus Sustainable U.S. Equity Portfolio, Inc., Initial Shares (3/3/2003)
Accumulation unit value at beginning of period	$2.76	$2.44	$2.25	$2.37	$2.12	$1.61	$1.46	$1.48	$1.31	$1.00
Accumulation unit value at end of period	$2.59	$2.76	$2.44	$2.25	$2.37	$2.12	$1.61	$1.46	$1.48	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

128	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.15	$1.72	$1.63	$1.71	$1.61	$1.36	$1.26	$1.18	$1.04	$0.87
Accumulation unit value at end of period	$1.96	$2.15	$1.72	$1.63	$1.71	$1.61	$1.36	$1.26	$1.18	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	9	10	11	12	26	36	40	44
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.04	$0.83	$0.90	$0.90	$0.95	$0.82	$0.68	$0.82	$0.76	$0.62
Accumulation unit value at end of period	$0.86	$1.04	$0.83	$0.90	$0.90	$0.95	$0.82	$0.68	$0.82	$0.76
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	2	2	2
Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.35	$1.07	$1.11	$1.17	$1.31	$1.09	$0.99	$1.24	$1.21	$0.94
Accumulation unit value at end of period	$1.10	$1.35	$1.07	$1.11	$1.17	$1.31	$1.09	$0.99	$1.24	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	6	6	6	6	6	6	6	8	8	8
Eaton Vance VT Floating-Rate Income Fund – Initial Class (5/1/2007)
Accumulation unit value at beginning of period	$1.21	$1.19	$1.11	$1.14	$1.16	$1.13	$1.08	$1.07	$1.00	$0.70
Accumulation unit value at end of period	$1.19	$1.21	$1.19	$1.11	$1.14	$1.16	$1.13	$1.08	$1.07	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	77	92	250	118	134	138	52	43	50	657
Fidelity® VIP Balanced Portfolio Service Class 2 (3/1/2002)
Accumulation unit value at beginning of period	$2.07	$1.81	$1.72	$1.75	$1.62	$1.38	$1.22	$1.30	$1.12	$0.82
Accumulation unit value at end of period	$1.94	$2.07	$1.81	$1.72	$1.75	$1.62	$1.38	$1.22	$1.30	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (8/30/2002)
Accumulation unit value at beginning of period	$3.27	$2.74	$2.59	$2.62	$2.39	$1.86	$1.63	$1.71	$1.49	$1.12
Accumulation unit value at end of period	$3.00	$3.27	$2.74	$2.59	$2.62	$2.39	$1.86	$1.63	$1.71	$1.49
Number of accumulation units outstanding at end of period (000 omitted)	334	388	439	498	582	750	951	1,114	1,216	1,544
Fidelity® VIP Dynamic Capital Appreciation Portfolio Service Class 2 (3/3/2003)
Accumulation unit value at beginning of period	$3.21	$2.65	$2.62	$2.65	$2.43	$1.79	$1.49	$1.56	$1.35	$1.01
Accumulation unit value at end of period	$2.99	$3.21	$2.65	$2.62	$2.65	$2.43	$1.79	$1.49	$1.56	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity® VIP Growth & Income Portfolio Service Class 2 (3/1/2002)
Accumulation unit value at beginning of period	$2.21	$1.93	$1.69	$1.77	$1.64	$1.25	$1.08	$1.08	$0.96	$0.77
Accumulation unit value at end of period	$1.97	$2.21	$1.93	$1.69	$1.77	$1.64	$1.25	$1.08	$1.08	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity® VIP Growth Portfolio Service Class 2 (3/1/2002)
Accumulation unit value at beginning of period	$2.25	$1.70	$1.72	$1.64	$1.50	$1.12	$1.00	$1.02	$0.84	$0.67
Accumulation unit value at end of period	$2.20	$2.25	$1.70	$1.72	$1.64	$1.50	$1.12	$1.00	$1.02	$0.84
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity® VIP High Income Portfolio Service Class 2 (3/3/2003)
Accumulation unit value at beginning of period	$2.15	$2.05	$1.83	$1.94	$1.96	$1.88	$1.68	$1.65	$1.48	$1.05
Accumulation unit value at end of period	$2.04	$2.15	$2.05	$1.83	$1.94	$1.96	$1.88	$1.68	$1.65	$1.48
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.36	$1.33	$1.30	$1.33	$1.29	$1.34	$1.29	$1.23	$1.16	$1.02
Accumulation unit value at end of period	$1.33	$1.36	$1.33	$1.30	$1.33	$1.29	$1.34	$1.29	$1.23	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	122	208	216	250	283	309	376	381	417	1,271
Fidelity® VIP Mid Cap Portfolio Service Class 2 (3/1/2002)
Accumulation unit value at beginning of period	$3.80	$3.21	$2.92	$3.02	$2.90	$2.17	$1.93	$2.21	$1.75	$1.27
Accumulation unit value at end of period	$3.18	$3.80	$3.21	$2.92	$3.02	$2.90	$2.17	$1.93	$2.21	$1.75
Number of accumulation units outstanding at end of period (000 omitted)	35	37	42	53	82	107	137	159	168	420
Fidelity® VIP Overseas Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.72	$1.35	$1.45	$1.43	$1.58	$1.24	$1.05	$1.29	$1.16	$0.94
Accumulation unit value at end of period	$1.43	$1.72	$1.35	$1.45	$1.43	$1.58	$1.24	$1.05	$1.29	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	188	198	234	229	253	297	386	448	422	480
Franklin Global Real Estate VIP Fund – Class 2 (3/3/2003)
Accumulation unit value at beginning of period	$1.92	$1.77	$1.79	$1.81	$1.60	$1.59	$1.27	$1.38	$1.16	$0.99
Accumulation unit value at end of period	$1.75	$1.92	$1.77	$1.79	$1.81	$1.60	$1.59	$1.27	$1.38	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	5	6	6	6	32	44	50	57	58	67
Franklin Income VIP Fund – Class 2 (3/3/2003)
Accumulation unit value at beginning of period	$2.47	$2.29	$2.04	$2.24	$2.18	$1.95	$1.76	$1.75	$1.58	$1.19
Accumulation unit value at end of period	$2.32	$2.47	$2.29	$2.04	$2.24	$2.18	$1.95	$1.76	$1.75	$1.58
Number of accumulation units outstanding at end of period (000 omitted)	28	36	40	63	85	122	102	116	141	163
Franklin Mutual Shares VIP Fund – Class 2 (3/1/2002)
Accumulation unit value at beginning of period	$2.08	$1.95	$1.71	$1.84	$1.75	$1.39	$1.23	$1.27	$1.16	$0.94
Accumulation unit value at end of period	$1.86	$2.08	$1.95	$1.71	$1.84	$1.75	$1.39	$1.23	$1.27	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	34	34	34	9	9	9	9	8	31	31

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	129

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Franklin Rising Dividends VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.37	$2.00	$1.76	$1.85	$1.74	$1.36	$1.24	$1.19	$1.01	$0.87
Accumulation unit value at end of period	$2.21	$2.37	$2.00	$1.76	$1.85	$1.74	$1.36	$1.24	$1.19	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Small Cap Value VIP Fund – Class 2 (3/1/2002)
Accumulation unit value at beginning of period	$3.13	$2.88	$2.26	$2.48	$2.51	$1.88	$1.61	$1.71	$1.36	$1.07
Accumulation unit value at end of period	$2.68	$3.13	$2.88	$2.26	$2.48	$2.51	$1.88	$1.61	$1.71	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	2	14	14	15	15	16	16
Franklin Small-Mid Cap Growth VIP Fund – Class 2 (3/1/2002)
Accumulation unit value at beginning of period	$2.26	$1.89	$1.85	$1.94	$1.84	$1.35	$1.24	$1.33	$1.06	$0.75
Accumulation unit value at end of period	$2.10	$2.26	$1.89	$1.85	$1.94	$1.84	$1.35	$1.24	$1.33	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	7	7	7	7	7	7	7	8	8	8
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (3/3/2003)
Accumulation unit value at beginning of period	$3.53	$3.23	$2.90	$3.25	$2.91	$2.23	$1.92	$2.09	$1.70	$1.30
Accumulation unit value at end of period	$3.10	$3.53	$3.23	$2.90	$3.25	$2.91	$2.23	$1.92	$2.09	$1.70
Number of accumulation units outstanding at end of period (000 omitted)	106	120	126	143	154	199	268	328	351	586
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (3/3/2003)
Accumulation unit value at beginning of period	$3.18	$2.61	$2.40	$2.44	$2.14	$1.58	$1.41	$1.38	$1.24	$1.04
Accumulation unit value at end of period	$2.93	$3.18	$2.61	$2.40	$2.44	$2.14	$1.58	$1.41	$1.38	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. American Franchise Fund, Series I Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.83	$1.46	$1.46	$1.41	$1.33	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$1.73	$1.83	$1.46	$1.46	$1.41	$1.33	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.80	$1.45	$1.44	$1.40	$1.32	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$1.70	$1.80	$1.45	$1.44	$1.40	$1.32	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	2	2	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (8/30/2002)
Accumulation unit value at beginning of period	$2.87	$2.49	$2.16	$2.35	$2.19	$1.64	$1.41	$1.46	$1.29	$1.02
Accumulation unit value at end of period	$2.47	$2.87	$2.49	$2.16	$2.35	$2.19	$1.64	$1.41	$1.46	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	313	359	399	471	546	712	945	1,129	1,222	1,650
Invesco V.I. Core Equity Fund, Series I Shares (4/28/2006)
Accumulation unit value at beginning of period	$1.76	$1.58	$1.46	$1.58	$1.48	$1.17	$1.05	$1.07	$0.99	$0.79
Accumulation unit value at end of period	$1.56	$1.76	$1.58	$1.46	$1.58	$1.48	$1.17	$1.05	$1.07	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	6	12	12	12	12	12	12
Invesco V.I. Core Equity Fund, Series II Shares (4/28/2006)
Accumulation unit value at beginning of period	$1.71	$1.54	$1.42	$1.54	$1.46	$1.15	$1.03	$1.05	$0.98	$0.78
Accumulation unit value at end of period	$1.52	$1.71	$1.54	$1.42	$1.54	$1.46	$1.15	$1.03	$1.05	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Growth and Income Fund, Series II Shares (8/30/2002)
Accumulation unit value at beginning of period	$2.82	$2.52	$2.15	$2.26	$2.10	$1.60	$1.42	$1.48	$1.34	$1.10
Accumulation unit value at end of period	$2.40	$2.82	$2.52	$2.15	$2.26	$2.10	$1.60	$1.42	$1.48	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Health Care Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.80	$1.58	$1.83	$1.81	$1.54	$1.12	$0.94	$0.93	$0.90	$0.72
Accumulation unit value at end of period	$1.78	$1.80	$1.58	$1.83	$1.81	$1.54	$1.12	$0.94	$0.93	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	9	10	10
Invesco V.I. International Growth Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.19	$0.98	$1.01	$1.05	$1.07	$0.92	$0.81	$0.89	$0.80	$0.61
Accumulation unit value at end of period	$0.99	$1.19	$0.98	$1.01	$1.05	$1.07	$0.92	$0.81	$0.89	$0.80
Number of accumulation units outstanding at end of period (000 omitted)	21	21	24	24	25	26	30	35	42	1,295
Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.01	$1.78	$1.60	$1.70	$1.67	$1.32	$1.22	$1.32	$1.18	$0.93
Accumulation unit value at end of period	$1.74	$2.01	$1.78	$1.60	$1.70	$1.67	$1.32	$1.22	$1.32	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	3	3	2	2	2	5	6	6	6	6
Invesco V.I. Mid Cap Growth Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.62	$1.35	$1.37	$1.38	$1.30	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$1.50	$1.62	$1.35	$1.37	$1.38	$1.30	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	1	2	6	—	—	—
Invesco V.I. Value Opportunities Fund, Series II Shares (7/31/2002)
Accumulation unit value at beginning of period	$1.96	$1.70	$1.47	$1.67	$1.60	$1.22	$1.06	$1.11	$1.06	$0.73
Accumulation unit value at end of period	$1.55	$1.96	$1.70	$1.47	$1.67	$1.60	$1.22	$1.06	$1.11	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	12	14	15	17	16	26	32	37	37	37

130	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Janus Henderson VIT Research Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.81	$1.44	$1.47	$1.42	$1.28	$1.00	$0.86	$0.93	$0.83	$0.62
Accumulation unit value at end of period	$1.73	$1.81	$1.44	$1.47	$1.42	$1.28	$1.00	$0.86	$0.93	$0.83
Number of accumulation units outstanding at end of period (000 omitted)	14	16	19	19	22	25	33	44	51	1,388
MFS® Investors Trust Series – Initial Class (3/3/2003)
Accumulation unit value at beginning of period	$3.13	$2.59	$2.43	$2.46	$2.26	$1.74	$1.49	$1.55	$1.42	$1.14
Accumulation unit value at end of period	$2.91	$3.13	$2.59	$2.43	$2.46	$2.26	$1.74	$1.49	$1.55	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
MFS® Investors Trust Series – Service Class (3/1/2002)
Accumulation unit value at beginning of period	$2.30	$1.90	$1.79	$1.82	$1.67	$1.29	$1.11	$1.16	$1.06	$0.85
Accumulation unit value at end of period	$2.13	$2.30	$1.90	$1.79	$1.82	$1.67	$1.29	$1.11	$1.16	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (3/27/2015)
Accumulation unit value at beginning of period	$1.27	$1.01	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.25	$1.27	$1.01	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
MFS® New Discovery Series – Service Class (3/1/2002)
Accumulation unit value at beginning of period	$2.44	$1.97	$1.84	$1.92	$2.11	$1.52	$1.28	$1.46	$1.09	$0.68
Accumulation unit value at end of period	$2.36	$2.44	$1.97	$1.84	$1.92	$2.11	$1.52	$1.28	$1.46	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
MFS® Total Return Series – Service Class (3/1/2002)
Accumulation unit value at beginning of period	$1.87	$1.70	$1.59	$1.63	$1.53	$1.31	$1.21	$1.21	$1.12	$0.97
Accumulation unit value at end of period	$1.73	$1.87	$1.70	$1.59	$1.63	$1.53	$1.31	$1.21	$1.21	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	5	5	5	42	41	39	67	65	46
MFS® Utilities Series – Initial Class (3/3/2003)
Accumulation unit value at beginning of period	$4.49	$3.98	$3.63	$4.33	$3.91	$3.30	$2.96	$2.83	$2.53	$1.93
Accumulation unit value at end of period	$4.45	$4.49	$3.98	$3.63	$4.33	$3.91	$3.30	$2.96	$2.83	$2.53
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
MFS® Utilities Series – Service Class (3/1/2002)
Accumulation unit value at beginning of period	$3.60	$3.20	$2.93	$3.50	$3.17	$2.68	$2.41	$2.31	$2.07	$1.59
Accumulation unit value at end of period	$3.56	$3.60	$3.20	$2.93	$3.50	$3.17	$2.68	$2.41	$2.31	$2.07
Number of accumulation units outstanding at end of period (000 omitted)	3	4	5	5	5	5	6	13	13	3
Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.04	$0.96	$0.95	$0.98	$0.88	$0.87	$0.68	$0.77	$0.64	$0.46
Accumulation unit value at end of period	$0.93	$1.04	$0.96	$0.95	$0.98	$0.88	$0.87	$0.68	$0.77	$0.64
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	5	5	6	8	8	247
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.74	$1.28	$1.42	$1.54	$1.54	$1.14	$1.07	$1.18	$0.91	$0.59
Accumulation unit value at end of period	$1.88	$1.74	$1.28	$1.42	$1.54	$1.54	$1.14	$1.07	$1.18	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	21	21
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I Shares (8/30/2002)
Accumulation unit value at beginning of period	$3.48	$3.44	$3.28	$3.27	$2.57	$2.56	$2.25	$2.16	$1.69	$1.34
Accumulation unit value at end of period	$3.16	$3.48	$3.44	$3.28	$3.27	$2.57	$2.56	$2.25	$2.16	$1.69
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.68	$2.65	$2.53	$2.53	$1.99	$1.99	$1.75	$1.69	$1.33	$1.05
Accumulation unit value at end of period	$2.42	$2.68	$2.65	$2.53	$2.53	$1.99	$1.99	$1.75	$1.69	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	4	9	9	11	12	15	17	20	22	42
Oppenheimer Capital Appreciation Fund/VA, Service Shares* (8/30/2002)
Accumulation unit value at beginning of period	$2.39	$1.93	$2.01	$1.98	$1.75	$1.38	$1.23	$1.27	$1.19	$0.84
Accumulation unit value at end of period	$2.21	$2.39	$1.93	$2.01	$1.98	$1.75	$1.38	$1.23	$1.27	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	38	51	60	91	110	132	156	170	183	178
*Oppenheimer Capital Appreciation Fund/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Capital Appreciation Fund, Series II Shares on or about May 24, 2019.
Oppenheimer Global Fund/VA, Service Shares* (8/30/2002)
Accumulation unit value at beginning of period	$3.31	$2.48	$2.52	$2.48	$2.47	$1.98	$1.67	$1.86	$1.63	$1.19
Accumulation unit value at end of period	$2.82	$3.31	$2.48	$2.52	$2.48	$2.47	$1.98	$1.67	$1.86	$1.63
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	14	62	64	65	70	72	74
*Oppenheimer Global Fund/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Global Fund, Series II Shares on or about May 24, 2019.
Oppenheimer Global Strategic Income Fund/VA, Service Shares* (8/30/2002)
Accumulation unit value at beginning of period	$1.68	$1.62	$1.55	$1.62	$1.61	$1.64	$1.48	$1.50	$1.33	$1.14
Accumulation unit value at end of period	$1.58	$1.68	$1.62	$1.55	$1.62	$1.61	$1.64	$1.48	$1.50	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	306	375	363	405	444	536	583	673	772	1,984
*Oppenheimer Global Strategic Income Fund/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares on or about May 24, 2019.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	131

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares* (7/31/2002)
Accumulation unit value at beginning of period	$3.67	$3.28	$2.84	$3.08	$2.80	$2.03	$1.76	$1.83	$1.52	$1.13
Accumulation unit value at end of period	$3.22	$3.67	$3.28	$2.84	$3.08	$2.80	$2.03	$1.76	$1.83	$1.52
Number of accumulation units outstanding at end of period (000 omitted)	—	—	23	—	—	—	—	—	—	—
*Oppenheimer Main Street Small Cap Fund®/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares on or about May 24, 2019.
PIMCO VIT All Asset Portfolio, Advisor Class (5/1/2007)
Accumulation unit value at beginning of period	$1.36	$1.22	$1.10	$1.24	$1.25	$1.27	$1.13	$1.13	$1.02	$0.85
Accumulation unit value at end of period	$1.26	$1.36	$1.22	$1.10	$1.24	$1.25	$1.27	$1.13	$1.13	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	23	24	26	29	30	31	41	56	88	834
Putnam VT Equity Income Fund – Class IB Shares (5/12/2017)
Accumulation unit value at beginning of period	$1.12	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.12	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Putnam VT Global Health Care Fund – Class IB Shares (8/30/2002)
Accumulation unit value at beginning of period	$2.79	$2.47	$2.83	$2.67	$2.13	$1.53	$1.28	$1.32	$1.31	$1.06
Accumulation unit value at end of period	$2.73	$2.79	$2.47	$2.83	$2.67	$2.13	$1.53	$1.28	$1.32	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	5
Putnam VT Income Fund – Class IB Shares (3/1/2002)
Accumulation unit value at beginning of period	$1.53	$1.48	$1.48	$1.53	$1.46	$1.46	$1.34	$1.30	$1.20	$0.84
Accumulation unit value at end of period	$1.51	$1.53	$1.48	$1.48	$1.53	$1.46	$1.46	$1.34	$1.30	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Putnam VT International Equity Fund – Class IB Shares (3/1/2002)
Accumulation unit value at beginning of period	$1.70	$1.37	$1.43	$1.45	$1.59	$1.26	$1.05	$1.29	$1.19	$0.98
Accumulation unit value at end of period	$1.35	$1.70	$1.37	$1.43	$1.45	$1.59	$1.26	$1.05	$1.29	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	6	12	12	12	12	12	12
Putnam VT Small Cap Value Fund – Class IB Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.19	$2.07	$1.65	$1.76	$1.73	$1.26	$1.09	$1.17	$0.94	$0.73
Accumulation unit value at end of period	$1.72	$2.19	$2.07	$1.65	$1.76	$1.73	$1.26	$1.09	$1.17	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	7	7	7	7	7	8	8	8	8	8
Putnam VT Sustainable Leaders Fund – Class IB Shares (9/24/2010)
Accumulation unit value at beginning of period	$2.37	$1.87	$1.76	$1.80	$1.62	$1.21	$1.05	$1.13	$1.00	—
Accumulation unit value at end of period	$2.29	$2.37	$1.87	$1.76	$1.80	$1.62	$1.21	$1.05	$1.13	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Templeton Foreign VIP Fund – Class 2 (3/1/2002)
Accumulation unit value at beginning of period	$1.81	$1.58	$1.50	$1.64	$1.87	$1.55	$1.34	$1.52	$1.43	$1.06
Accumulation unit value at end of period	$1.51	$1.81	$1.58	$1.50	$1.64	$1.87	$1.55	$1.34	$1.52	$1.43
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Templeton Global Bond VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.90	$1.90	$1.88	$2.00	$2.00	$2.00	$1.77	$1.82	$1.62	$1.39
Accumulation unit value at end of period	$1.91	$1.90	$1.90	$1.88	$2.00	$2.00	$2.00	$1.77	$1.82	$1.62
Number of accumulation units outstanding at end of period (000 omitted)	135	169	169	179	192	234	265	323	426	1,020
Templeton Growth VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.70	$1.46	$1.36	$1.48	$1.55	$1.20	$1.01	$1.11	$1.05	$0.82
Accumulation unit value at end of period	$1.42	$1.70	$1.46	$1.36	$1.48	$1.55	$1.20	$1.01	$1.11	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	3	4	4	4	5	4	5	11	36	32
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.73	$1.48	$1.42	$1.46	$1.41	$1.19	$1.06	$1.11	$1.00	—
Accumulation unit value at end of period	$1.55	$1.73	$1.48	$1.42	$1.46	$1.41	$1.19	$1.06	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	270	270	321	322	323	359	371	373	375	—
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.73	$1.48	$1.42	$1.46	$1.41	$1.19	$1.06	$1.11	$1.00	—
Accumulation unit value at end of period	$1.55	$1.73	$1.48	$1.42	$1.46	$1.41	$1.19	$1.06	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	417	562	580	601	643	827	870	917	981	—
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.21	$1.15	$1.13	$1.15	$1.12	$1.11	$1.05	$1.04	$1.00	—
Accumulation unit value at end of period	$1.15	$1.21	$1.15	$1.13	$1.15	$1.12	$1.11	$1.05	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	319	424	481	469	729	1,599	1,320	1,007	258	—
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.21	$1.15	$1.13	$1.15	$1.12	$1.11	$1.05	$1.04	$1.00	—
Accumulation unit value at end of period	$1.15	$1.21	$1.15	$1.13	$1.15	$1.12	$1.11	$1.05	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	524	593	638	1,150	1,390	1,272	1,671	2,043	1,814	—
Variable Portfolio – Managed Risk Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

132	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.04	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.04	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.07	$1.01	$1.00	$1.03	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.07	$1.01	$1.00	$1.03	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.11	$1.01	$1.00	$1.04	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.11	$1.01	$1.00	$1.04	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	592	624	850	896	630	175	—	—	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.18	$1.02	$1.01	$1.06	$1.03	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.18	$1.02	$1.01	$1.06	$1.03	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	874	889	904	771	777	—	—	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.15	$1.02	$1.00	$1.05	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.15	$1.02	$1.00	$1.05	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	319	497	533	760	805	178	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.47	$1.32	$1.29	$1.32	$1.28	$1.17	$1.07	$1.09	$1.00	—
Accumulation unit value at end of period	$1.36	$1.47	$1.32	$1.29	$1.32	$1.28	$1.17	$1.07	$1.09	—
Number of accumulation units outstanding at end of period (000 omitted)	1,802	2,026	2,415	2,731	3,207	3,168	3,521	3,608	3,193	—
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.47	$1.32	$1.29	$1.32	$1.28	$1.17	$1.07	$1.09	$1.00	—
Accumulation unit value at end of period	$1.36	$1.47	$1.32	$1.29	$1.32	$1.28	$1.17	$1.07	$1.09	—
Number of accumulation units outstanding at end of period (000 omitted)	3,510	4,501	4,911	5,423	6,588	7,542	8,082	9,265	8,841	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.60	$1.40	$1.35	$1.39	$1.34	$1.18	$1.07	$1.10	$1.00	—
Accumulation unit value at end of period	$1.46	$1.60	$1.40	$1.35	$1.39	$1.34	$1.18	$1.07	$1.10	—
Number of accumulation units outstanding at end of period (000 omitted)	1,299	1,313	1,723	2,100	2,279	2,339	2,458	2,862	2,800	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.60	$1.40	$1.36	$1.39	$1.35	$1.18	$1.07	$1.11	$1.00	—
Accumulation unit value at end of period	$1.46	$1.60	$1.40	$1.36	$1.39	$1.35	$1.18	$1.07	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	2,376	2,810	3,044	3,606	4,120	5,996	6,221	7,335	8,759	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.33	$1.23	$1.21	$1.23	$1.20	$1.14	$1.06	$1.06	$1.00	—
Accumulation unit value at end of period	$1.25	$1.33	$1.23	$1.21	$1.23	$1.20	$1.14	$1.06	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	332	836	905	923	1,221	1,290	1,303	1,239	1,277	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.33	$1.23	$1.21	$1.23	$1.20	$1.14	$1.07	$1.06	$1.00	—
Accumulation unit value at end of period	$1.26	$1.33	$1.23	$1.21	$1.23	$1.20	$1.14	$1.07	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	645	677	723	1,187	1,319	1,882	3,072	3,585	4,025	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (7/31/2002)
Accumulation unit value at beginning of period	$3.08	$2.93	$2.38	$2.67	$2.67	$2.01	$1.81	$1.92	$1.57	$1.17
Accumulation unit value at end of period	$2.62	$3.08	$2.93	$2.38	$2.67	$2.67	$2.01	$1.81	$1.92	$1.57
Number of accumulation units outstanding at end of period (000 omitted)	173	194	206	247	270	322	436	509	542	656
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.10	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.10	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.20	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.20	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.15	$1.02	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.09	$1.15	$1.02	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wanger International (4/30/2004)
Accumulation unit value at beginning of period	$2.99	$2.29	$2.36	$2.40	$2.56	$2.13	$1.78	$2.13	$1.73	$1.18
Accumulation unit value at end of period	$2.42	$2.99	$2.29	$2.36	$2.40	$2.56	$2.13	$1.78	$2.13	$1.73
Number of accumulation units outstanding at end of period (000 omitted)	26	30	37	44	70	74	86	101	100	302

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	133

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Wanger USA (4/30/2004)
Accumulation unit value at beginning of period	$2.68	$2.28	$2.04	$2.09	$2.03	$1.55	$1.31	$1.39	$1.14	$0.82
Accumulation unit value at end of period	$2.59	$2.68	$2.28	$2.04	$2.09	$2.03	$1.55	$1.31	$1.39	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	101	125	145	166	214	254	342	396	442	741
Wells Fargo VT Index Asset Allocation Fund – Class 2 (3/3/2003)
Accumulation unit value at beginning of period	$2.57	$2.33	$2.21	$2.22	$1.91	$1.63	$1.47	$1.40	$1.26	$1.11
Accumulation unit value at end of period	$2.45	$2.57	$2.33	$2.21	$2.22	$1.91	$1.63	$1.47	$1.40	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wells Fargo VT International Equity Fund – Class 2 (7/31/2002)
Accumulation unit value at beginning of period	$2.07	$1.69	$1.67	$1.67	$1.79	$1.53	$1.37	$1.60	$1.40	$1.24
Accumulation unit value at end of period	$1.68	$2.07	$1.69	$1.67	$1.67	$1.79	$1.53	$1.37	$1.60	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	7	6	7	7	7	6	8	8	8	21
Wells Fargo VT Omega Growth Fund – Class 2 (7/31/2002)
Accumulation unit value at beginning of period	$3.78	$2.86	$2.90	$2.91	$2.85	$2.08	$1.76	$1.89	$1.61	$1.14
Accumulation unit value at end of period	$3.72	$3.78	$2.86	$2.90	$2.91	$2.85	$2.08	$1.76	$1.89	$1.61
Number of accumulation units outstanding at end of period (000 omitted)	149	180	217	226	248	303	426	503	552	6
Wells Fargo VT Opportunity Fund – Class 2 (8/26/2011)
Accumulation unit value at beginning of period	$2.05	$1.73	$1.57	$1.65	$1.52	$1.19	$1.05	$1.00	—	—
Accumulation unit value at end of period	$1.87	$2.05	$1.73	$1.57	$1.65	$1.52	$1.19	$1.05	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	4	8	10	11	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (3/3/2003)
Accumulation unit value at beginning of period	$4.43	$3.58	$3.39	$3.55	$3.68	$2.50	$2.36	$2.52	$2.02	$1.35
Accumulation unit value at end of period	$4.41	$4.43	$3.58	$3.39	$3.55	$3.68	$2.50	$2.36	$2.52	$2.02
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	2	3	4	4	5	4

Variable account charges of 1.85% of the daily net assets of the variable account.

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AB VPS Balanced Wealth Strategy Portfolio (Class B) (9/26/2008)
Accumulation unit value at beginning of period	$1.60	$1.41	$1.37	$1.38	$1.31	$1.15	$1.03	$1.09	$1.00	$0.82
Accumulation unit value at end of period	$1.47	$1.60	$1.41	$1.37	$1.38	$1.31	$1.15	$1.03	$1.09	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (1/29/2003)
Accumulation unit value at beginning of period	$2.27	$1.69	$1.74	$1.73	$1.68	$1.39	$1.25	$1.67	$1.43	$0.95
Accumulation unit value at end of period	$2.00	$2.27	$1.69	$1.74	$1.73	$1.68	$1.39	$1.25	$1.67	$1.43
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	3	12	12
AB VPS Growth and Income Portfolio (Class B) (1/29/2003)
Accumulation unit value at beginning of period	$2.86	$2.46	$2.25	$2.26	$2.11	$1.60	$1.39	$1.33	$1.20	$1.02
Accumulation unit value at end of period	$2.64	$2.86	$2.46	$2.25	$2.26	$2.11	$1.60	$1.39	$1.33	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	6	8	9	10	11	14	14	18	24	33
AB VPS International Value Portfolio (Class B) (4/30/2004)
Accumulation unit value at beginning of period	$1.37	$1.12	$1.15	$1.14	$1.24	$1.03	$0.92	$1.16	$1.14	$0.86
Accumulation unit value at end of period	$1.04	$1.37	$1.12	$1.15	$1.14	$1.24	$1.03	$0.92	$1.16	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	161	147	197	232	281	449	557	742	821	1,473
AB VPS Large Cap Growth Portfolio (Class B) (1/29/2003)
Accumulation unit value at beginning of period	$3.19	$2.47	$2.46	$2.26	$2.02	$1.50	$1.32	$1.39	$1.29	$0.96
Accumulation unit value at end of period	$3.21	$3.19	$2.47	$2.46	$2.26	$2.02	$1.50	$1.32	$1.39	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	12
American Century VP Inflation Protection, Class II (4/30/2004)
Accumulation unit value at beginning of period	$1.27	$1.25	$1.22	$1.28	$1.26	$1.40	$1.33	$1.21	$1.17	$1.08
Accumulation unit value at end of period	$1.21	$1.27	$1.25	$1.22	$1.28	$1.26	$1.40	$1.33	$1.21	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	286	303	306	361	419	718	695	937	1,323	1,409
American Century VP International, Class II (4/30/2004)
Accumulation unit value at beginning of period	$1.85	$1.44	$1.56	$1.58	$1.70	$1.42	$1.19	$1.39	$1.25	$0.95
Accumulation unit value at end of period	$1.54	$1.85	$1.44	$1.56	$1.58	$1.70	$1.42	$1.19	$1.39	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Mid Cap Value, Class II (5/1/2007)
Accumulation unit value at beginning of period	$2.03	$1.86	$1.54	$1.60	$1.40	$1.10	$0.96	$0.99	$0.85	$0.66
Accumulation unit value at end of period	$1.74	$2.03	$1.86	$1.54	$1.60	$1.40	$1.10	$0.96	$0.99	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	—	—	26	26	26	26	26	26	—	—
American Century VP Ultra®, Class II (4/30/2004)
Accumulation unit value at beginning of period	$2.28	$1.76	$1.71	$1.65	$1.53	$1.14	$1.02	$1.03	$0.90	$0.68
Accumulation unit value at end of period	$2.25	$2.28	$1.76	$1.71	$1.65	$1.53	$1.14	$1.02	$1.03	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	28	36	48	68	81	123	157	182	239	253

134	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
American Century VP Value, Class II (4/30/2004)
Accumulation unit value at beginning of period	$2.14	$2.01	$1.70	$1.81	$1.63	$1.26	$1.12	$1.13	$1.02	$0.87
Accumulation unit value at end of period	$1.91	$2.14	$2.01	$1.70	$1.81	$1.63	$1.26	$1.12	$1.13	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
ClearBridge Variable Small Cap Growth Portfolio – Class I (5/1/2007)
Accumulation unit value at beginning of period	$2.11	$1.73	$1.66	$1.77	$1.74	$1.20	$1.03	$1.03	$0.84	$0.60
Accumulation unit value at end of period	$2.14	$2.11	$1.73	$1.66	$1.77	$1.74	$1.20	$1.03	$1.03	$0.84
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.19	$1.79	$1.69	$1.71	$1.51	$1.15	$1.03	$1.00	$0.87	$0.71
Accumulation unit value at end of period	$2.07	$2.19	$1.79	$1.69	$1.71	$1.51	$1.15	$1.03	$1.00	$0.87
Number of accumulation units outstanding at end of period (000 omitted)	62	69	83	113	138	259	336	589	890	1,020
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (1/29/2003)
Accumulation unit value at beginning of period	$3.25	$2.89	$2.60	$2.72	$2.52	$2.03	$1.81	$1.94	$1.69	$1.35
Accumulation unit value at end of period	$3.00	$3.25	$2.89	$2.60	$2.72	$2.52	$2.03	$1.81	$1.94	$1.69
Number of accumulation units outstanding at end of period (000 omitted)	80	90	117	148	177	303	367	465	559	2,165
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.81	$1.95	$1.89	$2.12	$2.21	$2.29	$1.93	$2.50	$2.12	$1.24
Accumulation unit value at end of period	$2.17	$2.81	$1.95	$1.89	$2.12	$2.21	$2.29	$1.93	$2.50	$2.12
Number of accumulation units outstanding at end of period (000 omitted)	47	41	65	85	91	144	156	218	231	592
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (1/29/2003)
Accumulation unit value at beginning of period	$0.89	$0.90	$0.92	$0.93	$0.95	$0.97	$0.99	$1.01	$1.02	$1.04
Accumulation unit value at end of period	$0.88	$0.89	$0.90	$0.92	$0.93	$0.95	$0.97	$0.99	$1.01	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	634	649	669	297	221	237	237	298	303	1,258
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.07	$1.98	$1.81	$1.86	$1.83	$1.76	$1.55	$1.49	$1.33	$0.88
Accumulation unit value at end of period	$1.95	$2.07	$1.98	$1.81	$1.86	$1.83	$1.76	$1.55	$1.49	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	27	31	39	57	77	182	214	325	461	586
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (6/1/2004)
Accumulation unit value at beginning of period	$2.00	$1.91	$1.76	$1.81	$1.78	$1.72	$1.53	$1.47	$1.32	$0.95
Accumulation unit value at end of period	$1.89	$2.00	$1.91	$1.76	$1.81	$1.78	$1.72	$1.53	$1.47	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	31	35	39	14	15	30	32	36	65	1,646
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (1/29/2003)
Accumulation unit value at beginning of period	$1.37	$1.35	$1.31	$1.34	$1.29	$1.35	$1.28	$1.22	$1.15	$1.02
Accumulation unit value at end of period	$1.35	$1.37	$1.35	$1.31	$1.34	$1.29	$1.35	$1.28	$1.22	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	73	79	95	100	109	151	149	167	264	3,966
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (1/29/2003)
Accumulation unit value at beginning of period	$2.75	$2.19	$2.21	$2.06	$1.84	$1.44	$1.22	$1.29	$1.12	$0.83
Accumulation unit value at end of period	$2.59	$2.75	$2.19	$2.21	$2.06	$1.84	$1.44	$1.22	$1.29	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	1	1	17	17	17	17	2	2	4	4
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (1/29/2003)
Accumulation unit value at beginning of period	$2.99	$2.51	$2.29	$2.32	$2.09	$1.61	$1.42	$1.43	$1.27	$1.02
Accumulation unit value at end of period	$2.79	$2.99	$2.51	$2.29	$2.32	$2.09	$1.61	$1.42	$1.43	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	5	6	10	11	17
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (1/29/2003)
Accumulation unit value at beginning of period	$2.65	$2.20	$2.19	$2.12	$2.01	$1.56	$1.43	$1.72	$1.38	$0.86
Accumulation unit value at end of period	$2.47	$2.65	$2.20	$2.19	$2.12	$2.01	$1.56	$1.43	$1.72	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	5	6	7	11	13	27	33	66	82	98
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.61	$1.45	$1.29	$1.39	$1.26	$0.93	$0.80	$0.89	$0.74	$0.54
Accumulation unit value at end of period	$1.37	$1.61	$1.45	$1.29	$1.39	$1.26	$0.93	$0.80	$0.89	$0.74
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Overseas Core Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.79	$1.43	$1.55	$1.50	$1.67	$1.40	$1.21	$1.41	$1.26	$1.00
Accumulation unit value at end of period	$1.46	$1.79	$1.43	$1.55	$1.50	$1.67	$1.40	$1.21	$1.41	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.42	$2.04	$1.73	$1.86	$1.70	$1.26	$1.08	$1.12	$0.95	$0.77
Accumulation unit value at end of period	$2.08	$2.42	$2.04	$1.73	$1.86	$1.70	$1.26	$1.08	$1.12	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (4/30/2004)
Accumulation unit value at beginning of period	$2.61	$2.33	$1.79	$1.95	$1.92	$1.46	$1.34	$1.45	$1.17	$0.95
Accumulation unit value at end of period	$2.10	$2.61	$2.33	$1.79	$1.95	$1.92	$1.46	$1.34	$1.45	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	10	14	20	31	39	46	68	1,545

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	135

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (1/29/2003)
Accumulation unit value at beginning of period	$1.04	$1.03	$1.02	$1.03	$0.99	$1.03	$1.03	$1.04	$1.02	$0.99
Accumulation unit value at end of period	$1.04	$1.04	$1.03	$1.02	$1.03	$0.99	$1.03	$1.03	$1.04	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	154	157	159	161	184	255	274	264	356	1,118
Credit Suisse Trust – Commodity Return Strategy Portfolio (5/1/2007)
Accumulation unit value at beginning of period	$0.46	$0.46	$0.42	$0.57	$0.70	$0.79	$0.82	$0.96	$0.84	$0.71
Accumulation unit value at end of period	$0.40	$0.46	$0.46	$0.42	$0.57	$0.70	$0.79	$0.82	$0.96	$0.84
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.31	$1.30	$1.22	$1.27	$1.19	$1.28	$1.23	$1.14	$1.12	$1.07
Accumulation unit value at end of period	$1.28	$1.31	$1.30	$1.22	$1.27	$1.19	$1.28	$1.23	$1.14	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	26	30	34	36	39	70	68	69	123	2,765
CTIVP® – Loomis Sayles Growth Fund (Class 1) (4/29/2016)
Accumulation unit value at beginning of period	$1.37	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.37	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	21	22	50	—	—	—	—	—	—	—
CTIVP® – MFS® Blended Research® Core Equity Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.50	$1.27	$1.18	$1.20	$1.09	$0.86	$0.80	$0.84	$0.77	$0.60
Accumulation unit value at end of period	$1.35	$1.50	$1.27	$1.18	$1.20	$1.09	$0.86	$0.80	$0.84	$0.77
Number of accumulation units outstanding at end of period (000 omitted)	1	1	21	25	29	61	75	88	142	3,099
CTIVP® – Victory Sycamore Established Value Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.61	$2.30	$1.94	$1.98	$1.80	$1.35	$1.17	$1.28	$1.07	$0.80
Accumulation unit value at end of period	$2.31	$2.61	$2.30	$1.94	$1.98	$1.80	$1.35	$1.17	$1.28	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.51	$2.22	$1.97	$2.05	$1.87	$1.42	$1.21	$1.23	$0.99	$0.74
Accumulation unit value at end of period	$2.08	$2.51	$2.22	$1.97	$2.05	$1.87	$1.42	$1.21	$1.23	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.81	$2.01	$1.96	$1.89	$1.80	$1.39	$1.22	$1.36	$1.07	$0.69
Accumulation unit value at end of period	$2.72	$2.81	$2.01	$1.96	$1.89	$1.80	$1.39	$1.22	$1.36	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	14	16	22	29	37	64	108	138	163	167
Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.14	$1.71	$1.62	$1.70	$1.60	$1.35	$1.25	$1.17	$1.04	$0.86
Accumulation unit value at end of period	$1.95	$2.14	$1.71	$1.62	$1.70	$1.60	$1.35	$1.25	$1.17	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.03	$0.83	$0.89	$0.90	$0.95	$0.82	$0.68	$0.81	$0.76	$0.62
Accumulation unit value at end of period	$0.85	$1.03	$0.83	$0.89	$0.90	$0.95	$0.82	$0.68	$0.81	$0.76
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.34	$1.07	$1.10	$1.16	$1.31	$1.08	$0.98	$1.23	$1.20	$0.94
Accumulation unit value at end of period	$1.09	$1.34	$1.07	$1.10	$1.16	$1.31	$1.08	$0.98	$1.23	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Eaton Vance VT Floating-Rate Income Fund – Initial Class (5/1/2007)
Accumulation unit value at beginning of period	$1.20	$1.18	$1.10	$1.14	$1.15	$1.13	$1.07	$1.06	$0.99	$0.70
Accumulation unit value at end of period	$1.18	$1.20	$1.18	$1.10	$1.14	$1.15	$1.13	$1.07	$1.06	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	4	4	5	5	5	17	18	19	36	1,367
Fidelity® VIP Contrafund® Portfolio Service Class 2 (1/29/2003)
Accumulation unit value at beginning of period	$3.46	$2.90	$2.74	$2.78	$2.54	$1.97	$1.73	$1.82	$1.58	$1.19
Accumulation unit value at end of period	$3.17	$3.46	$2.90	$2.74	$2.78	$2.54	$1.97	$1.73	$1.82	$1.58
Number of accumulation units outstanding at end of period (000 omitted)	191	201	259	302	348	559	664	909	1,171	1,641
Fidelity® VIP Growth Portfolio Service Class 2 (1/29/2003)
Accumulation unit value at beginning of period	$3.17	$2.39	$2.42	$2.31	$2.12	$1.59	$1.41	$1.44	$1.18	$0.94
Accumulation unit value at end of period	$3.10	$3.17	$2.39	$2.42	$2.31	$2.12	$1.59	$1.41	$1.44	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	14	14	16	18	26
Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.35	$1.32	$1.29	$1.33	$1.28	$1.33	$1.28	$1.22	$1.16	$1.02
Accumulation unit value at end of period	$1.32	$1.35	$1.32	$1.29	$1.33	$1.28	$1.33	$1.28	$1.22	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	77	91	98	114	129	201	210	223	285	1,944
Fidelity® VIP Mid Cap Portfolio Service Class 2 (1/29/2003)
Accumulation unit value at beginning of period	$4.31	$3.64	$3.31	$3.43	$3.30	$2.47	$2.20	$2.51	$1.99	$1.45
Accumulation unit value at end of period	$3.60	$4.31	$3.64	$3.31	$3.43	$3.30	$2.47	$2.20	$2.51	$1.99
Number of accumulation units outstanding at end of period (000 omitted)	67	68	79	89	97	124	145	170	239	607

136	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Fidelity® VIP Overseas Portfolio Service Class 2 (1/29/2003)
Accumulation unit value at beginning of period	$2.52	$1.97	$2.12	$2.09	$2.32	$1.82	$1.54	$1.90	$1.71	$1.38
Accumulation unit value at end of period	$2.10	$2.52	$1.97	$2.12	$2.09	$2.32	$1.82	$1.54	$1.90	$1.71
Number of accumulation units outstanding at end of period (000 omitted)	37	35	43	50	64	113	141	222	253	305
Franklin Global Real Estate VIP Fund – Class 2 (1/29/2003)
Accumulation unit value at beginning of period	$1.96	$1.81	$1.83	$1.85	$1.64	$1.63	$1.31	$1.41	$1.19	$1.02
Accumulation unit value at end of period	$1.79	$1.96	$1.81	$1.83	$1.85	$1.64	$1.63	$1.31	$1.41	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	19	19	19	20	24	41	49	74	92	116
Franklin Income VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.89	$1.75	$1.56	$1.72	$1.67	$1.49	$1.35	$1.34	$1.21	$0.91
Accumulation unit value at end of period	$1.77	$1.89	$1.75	$1.56	$1.72	$1.67	$1.49	$1.35	$1.34	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	6	6	6	6	14	110	110	72	259	297
Franklin Mutual Shares VIP Fund – Class 2 (1/29/2003)
Accumulation unit value at beginning of period	$2.41	$2.27	$1.99	$2.13	$2.03	$1.61	$1.44	$1.48	$1.36	$1.10
Accumulation unit value at end of period	$2.15	$2.41	$2.27	$1.99	$2.13	$2.03	$1.61	$1.44	$1.48	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	23	23	24	26	26	60	90	131	188	279
Franklin Rising Dividends VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.35	$1.99	$1.74	$1.84	$1.73	$1.36	$1.23	$1.19	$1.00	$0.87
Accumulation unit value at end of period	$2.19	$2.35	$1.99	$1.74	$1.84	$1.73	$1.36	$1.23	$1.19	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Small Cap Value VIP Fund – Class 2 (1/29/2003)
Accumulation unit value at beginning of period	$3.75	$3.45	$2.70	$2.97	$3.01	$2.25	$1.93	$2.05	$1.63	$1.28
Accumulation unit value at end of period	$3.20	$3.75	$3.45	$2.70	$2.97	$3.01	$2.25	$1.93	$2.05	$1.63
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	26	31	64	75
Franklin Small-Mid Cap Growth VIP Fund – Class 2 (1/29/2003)
Accumulation unit value at beginning of period	$3.04	$2.55	$2.50	$2.61	$2.47	$1.82	$1.68	$1.79	$1.43	$1.02
Accumulation unit value at end of period	$2.82	$3.04	$2.55	$2.50	$2.61	$2.47	$1.82	$1.68	$1.79	$1.43
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.55	$2.34	$2.10	$2.35	$2.11	$1.62	$1.39	$1.51	$1.23	$0.94
Accumulation unit value at end of period	$2.24	$2.55	$2.34	$2.10	$2.35	$2.11	$1.62	$1.39	$1.51	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	47	51	84	103	116	189	236	340	432	942
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.75	$1.44	$1.32	$1.35	$1.18	$0.87	$0.78	$0.76	$0.69	$0.58
Accumulation unit value at end of period	$1.61	$1.75	$1.44	$1.32	$1.35	$1.18	$0.87	$0.78	$0.76	$0.69
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.80	$1.44	$1.44	$1.40	$1.32	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$1.70	$1.80	$1.44	$1.44	$1.40	$1.32	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13	13	13	—	6	6	6	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (1/29/2003)
Accumulation unit value at beginning of period	$2.95	$2.56	$2.23	$2.42	$2.26	$1.70	$1.45	$1.51	$1.33	$1.06
Accumulation unit value at end of period	$2.54	$2.95	$2.56	$2.23	$2.42	$2.26	$1.70	$1.45	$1.51	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	141	151	186	240	269	497	639	916	1,142	1,790
Invesco V.I. Core Equity Fund, Series II Shares (4/28/2006)
Accumulation unit value at beginning of period	$1.70	$1.53	$1.42	$1.54	$1.45	$1.15	$1.03	$1.05	$0.98	$0.78
Accumulation unit value at end of period	$1.51	$1.70	$1.53	$1.42	$1.54	$1.45	$1.15	$1.03	$1.05	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Growth and Income Fund, Series II Shares (1/29/2003)
Accumulation unit value at beginning of period	$3.02	$2.70	$2.30	$2.42	$2.25	$1.71	$1.52	$1.59	$1.44	$1.18
Accumulation unit value at end of period	$2.56	$3.02	$2.70	$2.30	$2.42	$2.25	$1.71	$1.52	$1.59	$1.44
Number of accumulation units outstanding at end of period (000 omitted)	8	8	8	8	8	20	20	20	21	45
Invesco V.I. Health Care Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.79	$1.58	$1.82	$1.80	$1.54	$1.12	$0.94	$0.93	$0.90	$0.72
Accumulation unit value at end of period	$1.77	$1.79	$1.58	$1.82	$1.80	$1.54	$1.12	$0.94	$0.93	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	34	—
Invesco V.I. International Growth Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.18	$0.98	$1.00	$1.05	$1.07	$0.92	$0.81	$0.89	$0.80	$0.61
Accumulation unit value at end of period	$0.98	$1.18	$0.98	$1.00	$1.05	$1.07	$0.92	$0.81	$0.89	$0.80
Number of accumulation units outstanding at end of period (000 omitted)	10	11	26	27	29	52	59	67	102	2,445
Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.99	$1.77	$1.59	$1.70	$1.66	$1.31	$1.21	$1.32	$1.18	$0.93
Accumulation unit value at end of period	$1.73	$1.99	$1.77	$1.59	$1.70	$1.66	$1.31	$1.21	$1.32	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	5	7	8	12	14	23	25

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	137

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Invesco V.I. Mid Cap Growth Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.62	$1.35	$1.36	$1.38	$1.30	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$1.49	$1.62	$1.35	$1.36	$1.38	$1.30	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	4	4	4	—	—	—
Invesco V.I. Value Opportunities Fund, Series II Shares (1/29/2003)
Accumulation unit value at beginning of period	$2.10	$1.83	$1.58	$1.80	$1.72	$1.32	$1.14	$1.20	$1.14	$0.79
Accumulation unit value at end of period	$1.66	$2.10	$1.83	$1.58	$1.80	$1.72	$1.32	$1.14	$1.20	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	22	22	26	27	34	38	54	75	113	132
Janus Henderson VIT Research Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.80	$1.44	$1.46	$1.41	$1.28	$1.00	$0.86	$0.93	$0.83	$0.62
Accumulation unit value at end of period	$1.72	$1.80	$1.44	$1.46	$1.41	$1.28	$1.00	$0.86	$0.93	$0.83
Number of accumulation units outstanding at end of period (000 omitted)	1	2	22	24	29	54	67	87	131	2,589
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (3/27/2015)
Accumulation unit value at beginning of period	$1.27	$1.01	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.25	$1.27	$1.01	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
MFS® New Discovery Series – Service Class (1/29/2003)
Accumulation unit value at beginning of period	$3.38	$2.72	$2.55	$2.65	$2.92	$2.11	$1.78	$2.02	$1.51	$0.95
Accumulation unit value at end of period	$3.26	$3.38	$2.72	$2.55	$2.65	$2.92	$2.11	$1.78	$2.02	$1.51
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	2	2	2	2	3	18
MFS® Total Return Series – Service Class (1/29/2003)
Accumulation unit value at beginning of period	$2.09	$1.90	$1.78	$1.82	$1.72	$1.47	$1.35	$1.36	$1.26	$1.09
Accumulation unit value at end of period	$1.93	$2.09	$1.90	$1.78	$1.82	$1.72	$1.47	$1.35	$1.36	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	20	20	21	21	21	58	203	192	316	370
MFS® Utilities Series – Service Class (1/29/2003)
Accumulation unit value at beginning of period	$4.22	$3.75	$3.43	$4.10	$3.72	$3.15	$2.83	$2.71	$2.43	$1.87
Accumulation unit value at end of period	$4.17	$4.22	$3.75	$3.43	$4.10	$3.72	$3.15	$2.83	$2.71	$2.43
Number of accumulation units outstanding at end of period (000 omitted)	11	11	11	5	7	7	7	7	13	13
Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.03	$0.96	$0.94	$0.98	$0.87	$0.87	$0.68	$0.77	$0.64	$0.46
Accumulation unit value at end of period	$0.93	$1.03	$0.96	$0.94	$0.98	$0.87	$0.87	$0.68	$0.77	$0.64
Number of accumulation units outstanding at end of period (000 omitted)	—	—	7	8	10	15	15	22	31	555
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.73	$1.27	$1.42	$1.54	$1.54	$1.14	$1.07	$1.17	$0.90	$0.59
Accumulation unit value at end of period	$1.87	$1.73	$1.27	$1.42	$1.54	$1.54	$1.14	$1.07	$1.17	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I Shares (1/29/2003)
Accumulation unit value at beginning of period	$3.79	$3.74	$3.57	$3.56	$2.79	$2.79	$2.45	$2.36	$1.85	$1.47
Accumulation unit value at end of period	$3.43	$3.79	$3.74	$3.57	$3.56	$2.79	$2.79	$2.45	$2.36	$1.85
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	4	4	4	4	6
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.66	$2.63	$2.52	$2.52	$1.98	$1.98	$1.75	$1.68	$1.32	$1.05
Accumulation unit value at end of period	$2.40	$2.66	$2.63	$2.52	$2.52	$1.98	$1.98	$1.75	$1.68	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	8	8	8	8	9	11	11	13	15	17
Oppenheimer Capital Appreciation Fund/VA, Service Shares* (1/29/2003)
Accumulation unit value at beginning of period	$2.52	$2.03	$2.12	$2.09	$1.85	$1.45	$1.30	$1.34	$1.25	$0.89
Accumulation unit value at end of period	$2.32	$2.52	$2.03	$2.12	$2.09	$1.85	$1.45	$1.30	$1.34	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	40	46	54	61	72	110	206	232	257	266
*Oppenheimer Capital Appreciation Fund/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Capital Appreciation Fund, Series II Shares on or about May 24, 2019.
Oppenheimer Global Fund/VA, Service Shares* (1/29/2003)
Accumulation unit value at beginning of period	$3.69	$2.76	$2.82	$2.77	$2.76	$2.22	$1.87	$2.08	$1.83	$1.34
Accumulation unit value at end of period	$3.14	$3.69	$2.76	$2.82	$2.77	$2.76	$2.22	$1.87	$2.08	$1.83
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	2	2	2	9	33	38
*Oppenheimer Global Fund/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Global Fund, Series II Shares on or about May 24, 2019.
Oppenheimer Global Strategic Income Fund/VA, Service Shares* (1/29/2003)
Accumulation unit value at beginning of period	$1.60	$1.54	$1.47	$1.54	$1.53	$1.56	$1.41	$1.42	$1.26	$1.09
Accumulation unit value at end of period	$1.50	$1.60	$1.54	$1.47	$1.54	$1.53	$1.56	$1.41	$1.42	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	135	144	166	204	245	461	487	681	912	3,444
*Oppenheimer Global Strategic Income Fund/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares on or about May 24, 2019.

138	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares* (1/29/2003)
Accumulation unit value at beginning of period	$3.89	$3.48	$3.01	$3.26	$2.98	$2.16	$1.87	$1.95	$1.61	$1.20
Accumulation unit value at end of period	$3.41	$3.89	$3.48	$3.01	$3.26	$2.98	$2.16	$1.87	$1.95	$1.61
Number of accumulation units outstanding at end of period (000 omitted)	5	6	23	23	23	43	26	21	22	32
*Oppenheimer Main Street Small Cap Fund®/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares on or about May 24, 2019.
PIMCO VIT All Asset Portfolio, Advisor Class (5/1/2007)
Accumulation unit value at beginning of period	$1.35	$1.22	$1.10	$1.23	$1.25	$1.27	$1.13	$1.13	$1.01	$0.85
Accumulation unit value at end of period	$1.26	$1.35	$1.22	$1.10	$1.23	$1.25	$1.27	$1.13	$1.13	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	6	8	27	33	35	53	52	62	101	1,394
Putnam VT Equity Income Fund – Class IB Shares (5/12/2017)
Accumulation unit value at beginning of period	$1.12	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.12	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	3	—	—	—	—	—	—	—	—
Putnam VT Global Health Care Fund – Class IB Shares (1/29/2003)
Accumulation unit value at beginning of period	$2.92	$2.58	$2.97	$2.80	$2.24	$1.61	$1.34	$1.38	$1.37	$1.11
Accumulation unit value at end of period	$2.85	$2.92	$2.58	$2.97	$2.80	$2.24	$1.61	$1.34	$1.38	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	13	13	13	13	13	14	15	24	55	78
Putnam VT International Equity Fund – Class IB Shares (1/29/2003)
Accumulation unit value at beginning of period	$2.15	$1.73	$1.81	$1.84	$2.01	$1.60	$1.33	$1.64	$1.52	$1.24
Accumulation unit value at end of period	$1.71	$2.15	$1.73	$1.81	$1.84	$2.01	$1.60	$1.33	$1.64	$1.52
Number of accumulation units outstanding at end of period (000 omitted)	6	6	6	6	7	8	18	20	29	33
Putnam VT Research Fund – Class IB Shares (1/29/2003)
Accumulation unit value at beginning of period	$2.79	$2.30	$2.13	$2.20	$1.95	$1.49	$1.29	$1.34	$1.17	$0.90
Accumulation unit value at end of period	$2.61	$2.79	$2.30	$2.13	$2.20	$1.95	$1.49	$1.29	$1.34	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Putnam VT Small Cap Value Fund – Class IB Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.18	$2.06	$1.64	$1.75	$1.72	$1.26	$1.09	$1.16	$0.94	$0.73
Accumulation unit value at end of period	$1.71	$2.18	$2.06	$1.64	$1.75	$1.72	$1.26	$1.09	$1.16	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	3	4	4	5	5	8	10
Putnam VT Sustainable Leaders Fund – Class IB Shares (9/24/2010)
Accumulation unit value at beginning of period	$2.36	$1.86	$1.76	$1.80	$1.61	$1.20	$1.05	$1.13	$1.00	—
Accumulation unit value at end of period	$2.28	$2.36	$1.86	$1.76	$1.80	$1.61	$1.20	$1.05	$1.13	—
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	2	2	2	2	2	—
Templeton Foreign VIP Fund – Class 2 (1/29/2003)
Accumulation unit value at beginning of period	$2.26	$1.97	$1.87	$2.04	$2.34	$1.94	$1.67	$1.90	$1.79	$1.33
Accumulation unit value at end of period	$1.87	$2.26	$1.97	$1.87	$2.04	$2.34	$1.94	$1.67	$1.90	$1.79
Number of accumulation units outstanding at end of period (000 omitted)	20	20	20	20	20	51	51	54	91	111
Templeton Global Bond VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.89	$1.89	$1.87	$1.99	$1.99	$2.00	$1.77	$1.82	$1.62	$1.39
Accumulation unit value at end of period	$1.89	$1.89	$1.89	$1.87	$1.99	$1.99	$2.00	$1.77	$1.82	$1.62
Number of accumulation units outstanding at end of period (000 omitted)	74	81	89	101	114	233	247	327	436	1,698
Templeton Growth VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.69	$1.45	$1.35	$1.47	$1.54	$1.20	$1.01	$1.10	$1.05	$0.81
Accumulation unit value at end of period	$1.41	$1.69	$1.45	$1.35	$1.47	$1.54	$1.20	$1.01	$1.10	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	9
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.72	$1.47	$1.42	$1.45	$1.40	$1.18	$1.06	$1.11	$1.00	—
Accumulation unit value at end of period	$1.54	$1.72	$1.47	$1.42	$1.45	$1.40	$1.18	$1.06	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	—	95	96	97	98	100	101	102	103	—
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.72	$1.47	$1.42	$1.45	$1.40	$1.19	$1.06	$1.11	$1.00	—
Accumulation unit value at end of period	$1.54	$1.72	$1.47	$1.42	$1.45	$1.40	$1.19	$1.06	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	220	258	605	822	1,130	1,666	1,764	1,912	4,621	—
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.21	$1.14	$1.13	$1.15	$1.12	$1.11	$1.05	$1.04	$1.00	—
Accumulation unit value at end of period	$1.15	$1.21	$1.14	$1.13	$1.15	$1.12	$1.11	$1.05	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	406	389	1,116	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.20	$1.14	$1.13	$1.15	$1.12	$1.11	$1.05	$1.04	$1.00	—
Accumulation unit value at end of period	$1.15	$1.20	$1.14	$1.13	$1.15	$1.12	$1.11	$1.05	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	3,858	3,887	4,079	4,229	4,405	4,836	5,504	7,968	6,523	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	139

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Variable Portfolio – Managed Risk Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.04	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.04	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.07	$1.01	$0.99	$1.02	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.07	$1.01	$0.99	$1.02	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	155	167	178	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.10	$1.01	$1.00	$1.04	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.10	$1.01	$1.00	$1.04	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	703	754	833	802	939	—	—	—	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.18	$1.02	$1.00	$1.06	$1.03	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.18	$1.02	$1.00	$1.06	$1.03	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	237	652	698	738	780	92	—	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.14	$1.02	$1.00	$1.05	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.14	$1.02	$1.00	$1.05	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,585	1,670	1,692	2,081	1,470	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.46	$1.32	$1.28	$1.31	$1.27	$1.16	$1.07	$1.09	$1.00	—
Accumulation unit value at end of period	$1.36	$1.46	$1.32	$1.28	$1.31	$1.27	$1.16	$1.07	$1.09	—
Number of accumulation units outstanding at end of period (000 omitted)	184	199	259	152	252	532	526	149	349	—
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.46	$1.32	$1.28	$1.31	$1.27	$1.17	$1.07	$1.09	$1.00	—
Accumulation unit value at end of period	$1.36	$1.46	$1.32	$1.28	$1.31	$1.27	$1.17	$1.07	$1.09	—
Number of accumulation units outstanding at end of period (000 omitted)	3,154	4,239	5,314	5,806	7,449	10,514	13,050	16,190	18,282	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.59	$1.39	$1.35	$1.38	$1.34	$1.18	$1.07	$1.10	$1.00	—
Accumulation unit value at end of period	$1.45	$1.59	$1.39	$1.35	$1.38	$1.34	$1.18	$1.07	$1.10	—
Number of accumulation units outstanding at end of period (000 omitted)	282	283	326	486	491	495	557	568	324	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.59	$1.40	$1.35	$1.39	$1.34	$1.18	$1.07	$1.11	$1.00	—
Accumulation unit value at end of period	$1.45	$1.59	$1.40	$1.35	$1.39	$1.34	$1.18	$1.07	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	751	1,280	1,639	1,968	3,144	3,776	4,727	5,207	6,114	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.32	$1.23	$1.20	$1.23	$1.19	$1.13	$1.06	$1.06	$1.00	—
Accumulation unit value at end of period	$1.25	$1.32	$1.23	$1.20	$1.23	$1.19	$1.13	$1.06	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.33	$1.23	$1.20	$1.23	$1.20	$1.14	$1.06	$1.06	$1.00	—
Accumulation unit value at end of period	$1.25	$1.33	$1.23	$1.20	$1.23	$1.20	$1.14	$1.06	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	1,005	1,105	1,258	1,638	2,144	2,558	3,155	3,373	3,755	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (1/29/2003)
Accumulation unit value at beginning of period	$3.30	$3.14	$2.55	$2.87	$2.86	$2.16	$1.94	$2.07	$1.69	$1.26
Accumulation unit value at end of period	$2.80	$3.30	$3.14	$2.55	$2.87	$2.86	$2.16	$1.94	$2.07	$1.69
Number of accumulation units outstanding at end of period (000 omitted)	53	55	64	92	102	168	220	330	415	510
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.10	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.10	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.20	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.20	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.15	$1.02	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.09	$1.15	$1.02	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

140	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Wanger International (4/30/2004)
Accumulation unit value at beginning of period	$2.97	$2.27	$2.35	$2.39	$2.55	$2.12	$1.78	$2.12	$1.73	$1.18
Accumulation unit value at end of period	$2.40	$2.97	$2.27	$2.35	$2.39	$2.55	$2.12	$1.78	$2.12	$1.73
Number of accumulation units outstanding at end of period (000 omitted)	25	26	39	47	53	62	75	91	107	541
Wanger USA (4/30/2004)
Accumulation unit value at beginning of period	$2.66	$2.27	$2.03	$2.08	$2.02	$1.54	$1.31	$1.38	$1.14	$0.82
Accumulation unit value at end of period	$2.57	$2.66	$2.27	$2.03	$2.08	$2.02	$1.54	$1.31	$1.38	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	32	37	50	66	82	150	195	288	384	870
Wells Fargo VT Index Asset Allocation Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.07	$1.88	$1.78	$1.79	$1.55	$1.32	$1.19	$1.13	$1.02	$0.90
Accumulation unit value at end of period	$1.98	$2.07	$1.88	$1.78	$1.79	$1.55	$1.32	$1.19	$1.13	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	43	43	—	—	13
Wells Fargo VT International Equity Fund – Class 2 (1/29/2003)
Accumulation unit value at beginning of period	$2.31	$1.89	$1.86	$1.86	$2.01	$1.71	$1.53	$1.80	$1.57	$1.38
Accumulation unit value at end of period	$1.87	$2.31	$1.89	$1.86	$1.86	$2.01	$1.71	$1.53	$1.80	$1.57
Number of accumulation units outstanding at end of period (000 omitted)	33	31	33	33	36	47	49	52	61	64
Wells Fargo VT Omega Growth Fund – Class 2 (1/29/2003)
Accumulation unit value at beginning of period	$3.99	$3.02	$3.06	$3.07	$3.02	$2.20	$1.86	$2.00	$1.71	$1.21
Accumulation unit value at end of period	$3.93	$3.99	$3.02	$3.06	$3.07	$3.02	$2.20	$1.86	$2.00	$1.71
Number of accumulation units outstanding at end of period (000 omitted)	53	57	70	77	96	196	256	388	514	77
Wells Fargo VT Opportunity Fund – Class 2 (8/26/2011)
Accumulation unit value at beginning of period	$2.04	$1.73	$1.57	$1.65	$1.52	$1.19	$1.05	$1.00	—	—
Accumulation unit value at end of period	$1.86	$2.04	$1.73	$1.57	$1.65	$1.52	$1.19	$1.05	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	4	28	31	46	54	56	69	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.80	$2.27	$2.14	$2.25	$2.33	$1.58	$1.49	$1.59	$1.28	$0.86
Accumulation unit value at end of period	$2.78	$2.80	$2.27	$2.14	$2.25	$2.33	$1.58	$1.49	$1.59	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	12	13	14	14	16	22	25	31	35	—

Variable account charges of 1.90% of the daily net assets of the variable account.

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AB VPS Balanced Wealth Strategy Portfolio (Class B) (9/26/2008)
Accumulation unit value at beginning of period	$1.59	$1.40	$1.37	$1.38	$1.31	$1.15	$1.03	$1.08	$1.00	$0.82
Accumulation unit value at end of period	$1.46	$1.59	$1.40	$1.37	$1.38	$1.31	$1.15	$1.03	$1.08	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (5/1/2007)
Accumulation unit value at beginning of period	$1.41	$1.05	$1.08	$1.07	$1.04	$0.87	$0.78	$1.04	$0.89	$0.59
Accumulation unit value at end of period	$1.24	$1.41	$1.05	$1.08	$1.07	$1.04	$0.87	$0.78	$1.04	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	28	28	28	28	28	28
AB VPS Growth and Income Portfolio (Class B) (4/30/2004)
Accumulation unit value at beginning of period	$2.12	$1.82	$1.67	$1.68	$1.57	$1.19	$1.03	$0.99	$0.90	$0.76
Accumulation unit value at end of period	$1.96	$2.12	$1.82	$1.67	$1.68	$1.57	$1.19	$1.03	$0.99	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	84	84	84	115	80	96	91	130	124	89
AB VPS International Value Portfolio (Class B) (4/30/2004)
Accumulation unit value at beginning of period	$1.36	$1.11	$1.14	$1.13	$1.24	$1.03	$0.92	$1.16	$1.13	$0.86
Accumulation unit value at end of period	$1.03	$1.36	$1.11	$1.14	$1.13	$1.24	$1.03	$0.92	$1.16	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	1,857	1,874	2,347	2,598	3,459	4,367	5,828	6,871	7,882	19,909
American Century VP Inflation Protection, Class II (4/30/2004)
Accumulation unit value at beginning of period	$1.27	$1.24	$1.21	$1.27	$1.25	$1.39	$1.32	$1.21	$1.17	$1.08
Accumulation unit value at end of period	$1.21	$1.27	$1.24	$1.21	$1.27	$1.25	$1.39	$1.32	$1.21	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	2,800	3,294	3,474	4,097	5,117	6,889	6,691	7,945	11,844	13,423
American Century VP International, Class II (4/30/2004)
Accumulation unit value at beginning of period	$1.84	$1.43	$1.55	$1.57	$1.69	$1.41	$1.19	$1.38	$1.24	$0.95
Accumulation unit value at end of period	$1.53	$1.84	$1.43	$1.55	$1.57	$1.69	$1.41	$1.19	$1.38	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	16	16	16	28	28	28	—	—	—	—
American Century VP Mid Cap Value, Class II (5/1/2007)
Accumulation unit value at beginning of period	$2.02	$1.85	$1.54	$1.59	$1.39	$1.09	$0.96	$0.99	$0.85	$0.66
Accumulation unit value at end of period	$1.73	$2.02	$1.85	$1.54	$1.59	$1.39	$1.09	$0.96	$0.99	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Ultra®, Class II (4/30/2004)
Accumulation unit value at beginning of period	$2.26	$1.75	$1.70	$1.64	$1.52	$1.13	$1.01	$1.02	$0.90	$0.68
Accumulation unit value at end of period	$2.23	$2.26	$1.75	$1.70	$1.64	$1.52	$1.13	$1.01	$1.02	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	412	531	657	786	1,028	1,510	2,194	2,936	4,147	5,039

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	141

Variable account charges of 1.90% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
American Century VP Value, Class II (4/30/2004)
Accumulation unit value at beginning of period	$2.13	$2.00	$1.69	$1.80	$1.62	$1.26	$1.12	$1.13	$1.02	$0.87
Accumulation unit value at end of period	$1.90	$2.13	$2.00	$1.69	$1.80	$1.62	$1.26	$1.12	$1.13	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	4	12	12	87	16	16
ClearBridge Variable Small Cap Growth Portfolio – Class I (5/1/2007)
Accumulation unit value at beginning of period	$2.10	$1.72	$1.66	$1.77	$1.73	$1.20	$1.02	$1.03	$0.84	$0.60
Accumulation unit value at end of period	$2.13	$2.10	$1.72	$1.66	$1.77	$1.73	$1.20	$1.02	$1.03	$0.84
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	54	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.17	$1.78	$1.68	$1.70	$1.51	$1.15	$1.03	$1.00	$0.86	$0.71
Accumulation unit value at end of period	$2.05	$2.17	$1.78	$1.68	$1.70	$1.51	$1.15	$1.03	$1.00	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	715	914	1,144	1,344	1,817	2,998	3,922	5,131	7,801	9,323
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.23	$1.99	$1.79	$1.87	$1.74	$1.40	$1.25	$1.34	$1.17	$0.93
Accumulation unit value at end of period	$2.06	$2.23	$1.99	$1.79	$1.87	$1.74	$1.40	$1.25	$1.34	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	1,528	1,833	2,100	2,597	3,315	4,568	6,023	7,706	10,251	47,600
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.80	$1.94	$1.88	$2.11	$2.20	$2.28	$1.93	$2.49	$2.12	$1.24
Accumulation unit value at end of period	$2.15	$2.80	$1.94	$1.88	$2.11	$2.20	$2.28	$1.93	$2.49	$2.12
Number of accumulation units outstanding at end of period (000 omitted)	582	575	802	961	1,160	1,490	1,624	2,042	2,330	8,001
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$0.90	$0.91	$0.93	$0.95	$0.96	$0.98	$1.00	$1.02	$1.04	$1.06
Accumulation unit value at end of period	$0.89	$0.90	$0.91	$0.93	$0.95	$0.96	$0.98	$1.00	$1.02	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	3,389	3,756	4,033	763	1,089	1,541	1,683	2,045	2,910	11,536
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.06	$1.97	$1.80	$1.85	$1.82	$1.75	$1.54	$1.49	$1.33	$0.88
Accumulation unit value at end of period	$1.94	$2.06	$1.97	$1.80	$1.85	$1.82	$1.75	$1.54	$1.49	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	269	303	342	418	531	726	790	1,037	1,429	3,043
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (6/1/2004)
Accumulation unit value at beginning of period	$1.99	$1.90	$1.75	$1.80	$1.77	$1.72	$1.52	$1.46	$1.32	$0.94
Accumulation unit value at end of period	$1.87	$1.99	$1.90	$1.75	$1.80	$1.77	$1.72	$1.52	$1.46	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	392	438	468	201	315	445	540	724	967	23,958
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.34	$1.32	$1.29	$1.31	$1.27	$1.32	$1.25	$1.20	$1.13	$1.00
Accumulation unit value at end of period	$1.32	$1.34	$1.32	$1.29	$1.31	$1.27	$1.32	$1.25	$1.20	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	691	758	827	895	1,248	1,772	2,131	2,517	3,451	52,732
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.26	$1.80	$1.81	$1.70	$1.52	$1.19	$1.01	$1.06	$0.92	$0.69
Accumulation unit value at end of period	$2.13	$2.26	$1.80	$1.81	$1.70	$1.52	$1.19	$1.01	$1.06	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	24	26	33	58	112	135	195	258	361	910
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.32	$1.95	$1.78	$1.80	$1.62	$1.26	$1.11	$1.11	$0.99	$0.80
Accumulation unit value at end of period	$2.17	$2.32	$1.95	$1.78	$1.80	$1.62	$1.26	$1.11	$1.11	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	7	46	8	20	178	185	188	198	211	155
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.08	$1.73	$1.73	$1.67	$1.58	$1.23	$1.13	$1.35	$1.09	$0.68
Accumulation unit value at end of period	$1.95	$2.08	$1.73	$1.73	$1.67	$1.58	$1.23	$1.13	$1.35	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	65	97	132	147	206	299	393	430	548	702
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.60	$1.44	$1.29	$1.38	$1.25	$0.93	$0.80	$0.89	$0.74	$0.54
Accumulation unit value at end of period	$1.36	$1.60	$1.44	$1.29	$1.38	$1.25	$0.93	$0.80	$0.89	$0.74
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	2	145	167	3
Columbia Variable Portfolio – Overseas Core Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.77	$1.42	$1.54	$1.50	$1.67	$1.39	$1.20	$1.40	$1.25	$1.00
Accumulation unit value at end of period	$1.45	$1.77	$1.42	$1.54	$1.50	$1.67	$1.39	$1.20	$1.40	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	2	2	2	2
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.40	$2.03	$1.73	$1.85	$1.69	$1.25	$1.08	$1.12	$0.94	$0.76
Accumulation unit value at end of period	$2.07	$2.40	$2.03	$1.73	$1.85	$1.69	$1.25	$1.08	$1.12	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	41	57	49	50	51	41	41	—	—	—
Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (4/30/2004)
Accumulation unit value at beginning of period	$2.59	$2.32	$1.78	$1.94	$1.91	$1.46	$1.33	$1.45	$1.17	$0.95
Accumulation unit value at end of period	$2.08	$2.59	$2.32	$1.78	$1.94	$1.91	$1.46	$1.33	$1.45	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	67	69	68	90	215	275	460	585	721	23,264

142	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.90% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.05	$1.03	$1.03	$1.03	$1.00	$1.04	$1.04	$1.04	$1.03	$1.00
Accumulation unit value at end of period	$1.05	$1.05	$1.03	$1.03	$1.03	$1.00	$1.04	$1.04	$1.04	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	517	576	773	810	918	1,292	1,516	1,924	2,722	10,350
Credit Suisse Trust – Commodity Return Strategy Portfolio (5/1/2007)
Accumulation unit value at beginning of period	$0.45	$0.46	$0.42	$0.57	$0.69	$0.79	$0.82	$0.96	$0.84	$0.71
Accumulation unit value at end of period	$0.39	$0.45	$0.46	$0.42	$0.57	$0.69	$0.79	$0.82	$0.96	$0.84
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	44	44	44	47	33	32
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.31	$1.30	$1.22	$1.26	$1.18	$1.28	$1.23	$1.14	$1.12	$1.06
Accumulation unit value at end of period	$1.27	$1.31	$1.30	$1.22	$1.26	$1.18	$1.28	$1.23	$1.14	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	373	417	442	512	723	1,059	1,156	1,527	2,123	39,552
CTIVP® – Loomis Sayles Growth Fund (Class 1) (4/29/2016)
Accumulation unit value at beginning of period	$1.37	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.37	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	124	148	201	—	—	—	—	—	—	—
CTIVP® – MFS® Blended Research® Core Equity Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.49	$1.26	$1.17	$1.19	$1.09	$0.86	$0.79	$0.84	$0.77	$0.59
Accumulation unit value at end of period	$1.34	$1.49	$1.26	$1.17	$1.19	$1.09	$0.86	$0.79	$0.84	$0.77
Number of accumulation units outstanding at end of period (000 omitted)	112	130	160	190	430	601	961	1,246	1,481	47,054
CTIVP® – Victory Sycamore Established Value Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.60	$2.29	$1.93	$1.97	$1.79	$1.34	$1.17	$1.27	$1.06	$0.79
Accumulation unit value at end of period	$2.29	$2.60	$2.29	$1.93	$1.97	$1.79	$1.34	$1.17	$1.27	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	11	21	21	—	—	—	8	8	—
Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.49	$2.21	$1.96	$2.04	$1.86	$1.41	$1.20	$1.23	$0.98	$0.74
Accumulation unit value at end of period	$2.06	$2.49	$2.21	$1.96	$2.04	$1.86	$1.41	$1.20	$1.23	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.79	$2.00	$1.95	$1.88	$1.79	$1.38	$1.22	$1.35	$1.06	$0.69
Accumulation unit value at end of period	$2.70	$2.79	$2.00	$1.95	$1.88	$1.79	$1.38	$1.22	$1.35	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	173	218	302	363	507	730	988	1,184	1,653	2,265
Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.12	$1.70	$1.61	$1.69	$1.60	$1.35	$1.25	$1.17	$1.03	$0.86
Accumulation unit value at end of period	$1.93	$2.12	$1.70	$1.61	$1.69	$1.60	$1.35	$1.25	$1.17	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	5	5	5	5	5	52	52	48	48	48
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.03	$0.82	$0.89	$0.90	$0.94	$0.82	$0.68	$0.81	$0.75	$0.62
Accumulation unit value at end of period	$0.85	$1.03	$0.82	$0.89	$0.90	$0.94	$0.82	$0.68	$0.81	$0.75
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	4	4	4	—	—	8
Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.33	$1.06	$1.10	$1.15	$1.30	$1.08	$0.98	$1.23	$1.20	$0.94
Accumulation unit value at end of period	$1.09	$1.33	$1.06	$1.10	$1.15	$1.30	$1.08	$0.98	$1.23	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	4	27	24	21	19
Eaton Vance VT Floating-Rate Income Fund – Initial Class (5/1/2007)
Accumulation unit value at beginning of period	$1.19	$1.18	$1.10	$1.13	$1.15	$1.13	$1.07	$1.06	$0.99	$0.70
Accumulation unit value at end of period	$1.17	$1.19	$1.18	$1.10	$1.13	$1.15	$1.13	$1.07	$1.06	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	95	115	131	125	216	320	383	562	719	17,706
Fidelity® VIP Contrafund® Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.60	$2.18	$2.06	$2.09	$1.91	$1.48	$1.30	$1.37	$1.19	$0.90
Accumulation unit value at end of period	$2.38	$2.60	$2.18	$2.06	$2.09	$1.91	$1.48	$1.30	$1.37	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	1,935	2,293	2,769	3,260	4,329	6,278	8,416	10,938	14,844	26,124
Fidelity® VIP Growth Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.39	$1.81	$1.83	$1.75	$1.60	$1.20	$1.07	$1.09	$0.90	$0.72
Accumulation unit value at end of period	$2.34	$2.39	$1.81	$1.83	$1.75	$1.60	$1.20	$1.07	$1.09	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	15	15
Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.34	$1.32	$1.28	$1.32	$1.27	$1.32	$1.28	$1.22	$1.15	$1.02
Accumulation unit value at end of period	$1.31	$1.34	$1.32	$1.28	$1.32	$1.27	$1.32	$1.28	$1.22	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	1,117	1,271	1,307	1,417	1,853	2,828	3,225	3,767	5,353	28,571
Fidelity® VIP Mid Cap Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$3.07	$2.59	$2.36	$2.45	$2.35	$1.76	$1.57	$1.79	$1.42	$1.04
Accumulation unit value at end of period	$2.56	$3.07	$2.59	$2.36	$2.45	$2.35	$1.76	$1.57	$1.79	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	399	453	487	564	749	940	1,346	1,681	2,112	10,749

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	143

Variable account charges of 1.90% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Fidelity® VIP Overseas Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.69	$1.33	$1.43	$1.41	$1.57	$1.23	$1.04	$1.28	$1.16	$0.93
Accumulation unit value at end of period	$1.41	$1.69	$1.33	$1.43	$1.41	$1.57	$1.23	$1.04	$1.28	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	513	567	739	800	1,094	1,435	1,894	2,343	2,808	4,655
Franklin Global Real Estate VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.49	$1.38	$1.39	$1.41	$1.25	$1.25	$1.00	$1.08	$0.91	$0.78
Accumulation unit value at end of period	$1.36	$1.49	$1.38	$1.39	$1.41	$1.25	$1.25	$1.00	$1.08	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	25	28	33	50	55	71	103	150	172	590
Franklin Income VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.87	$1.74	$1.56	$1.71	$1.66	$1.49	$1.35	$1.34	$1.21	$0.91
Accumulation unit value at end of period	$1.76	$1.87	$1.74	$1.56	$1.71	$1.66	$1.49	$1.35	$1.34	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	277	366	375	414	465	497	598	1,057	1,140	1,013
Franklin Mutual Shares VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.89	$1.77	$1.56	$1.67	$1.59	$1.26	$1.13	$1.16	$1.06	$0.86
Accumulation unit value at end of period	$1.68	$1.89	$1.77	$1.56	$1.67	$1.59	$1.26	$1.13	$1.16	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	144	146	154	160	162	166	203	252	289	305
Franklin Rising Dividends VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.34	$1.98	$1.73	$1.83	$1.72	$1.35	$1.23	$1.18	$1.00	$0.87
Accumulation unit value at end of period	$2.18	$2.34	$1.98	$1.73	$1.83	$1.72	$1.35	$1.23	$1.18	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	73	74	75	92	61	62	35	70	96	51
Franklin Small-Mid Cap Growth VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.16	$1.82	$1.78	$1.86	$1.76	$1.30	$1.20	$1.28	$1.02	$0.73
Accumulation unit value at end of period	$2.01	$2.16	$1.82	$1.78	$1.86	$1.76	$1.30	$1.20	$1.28	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	12	13	13	14	15	16	17	19	36	39
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.54	$2.33	$2.09	$2.34	$2.10	$1.61	$1.39	$1.51	$1.23	$0.94
Accumulation unit value at end of period	$2.23	$2.54	$2.33	$2.09	$2.34	$2.10	$1.61	$1.39	$1.51	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	705	811	889	1,067	1,326	1,959	2,740	3,562	4,764	13,524
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.74	$1.43	$1.32	$1.34	$1.18	$0.87	$0.78	$0.76	$0.69	$0.58
Accumulation unit value at end of period	$1.61	$1.74	$1.43	$1.32	$1.34	$1.18	$0.87	$0.78	$0.76	$0.69
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	27
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.79	$1.44	$1.44	$1.40	$1.32	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$1.69	$1.79	$1.44	$1.44	$1.40	$1.32	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	10	15	43	47	56	73	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.21	$1.91	$1.67	$1.81	$1.69	$1.27	$1.09	$1.13	$1.00	$0.79
Accumulation unit value at end of period	$1.90	$2.21	$1.91	$1.67	$1.81	$1.69	$1.27	$1.09	$1.13	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	2,494	2,913	3,499	4,262	5,321	7,600	10,444	13,815	18,929	34,501
Invesco V.I. Health Care Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.78	$1.57	$1.81	$1.79	$1.53	$1.11	$0.94	$0.92	$0.90	$0.72
Accumulation unit value at end of period	$1.76	$1.78	$1.57	$1.81	$1.79	$1.53	$1.11	$0.94	$0.92	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	22	22	22	25	25	45
Invesco V.I. International Growth Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.17	$0.97	$1.00	$1.05	$1.07	$0.92	$0.81	$0.89	$0.80	$0.61
Accumulation unit value at end of period	$0.98	$1.17	$0.97	$1.00	$1.05	$1.07	$0.92	$0.81	$0.89	$0.80
Number of accumulation units outstanding at end of period (000 omitted)	123	125	151	160	343	447	630	940	984	35,468
Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.98	$1.76	$1.58	$1.69	$1.65	$1.31	$1.21	$1.31	$1.18	$0.92
Accumulation unit value at end of period	$1.72	$1.98	$1.76	$1.58	$1.69	$1.65	$1.31	$1.21	$1.31	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	77	87	97	118	141	217	303	401	569	679
Invesco V.I. Mid Cap Growth Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.61	$1.34	$1.36	$1.37	$1.30	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$1.49	$1.61	$1.34	$1.36	$1.37	$1.30	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11	11	11	11	11	11	11	—	—	—
Invesco V.I. Value Opportunities Fund, Series II Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.53	$1.33	$1.15	$1.31	$1.26	$0.96	$0.83	$0.88	$0.84	$0.58
Accumulation unit value at end of period	$1.21	$1.53	$1.33	$1.15	$1.31	$1.26	$0.96	$0.83	$0.88	$0.84
Number of accumulation units outstanding at end of period (000 omitted)	362	391	459	564	637	1,008	1,430	2,083	2,907	3,241
Janus Henderson VIT Research Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.79	$1.43	$1.45	$1.41	$1.27	$1.00	$0.86	$0.93	$0.83	$0.62
Accumulation unit value at end of period	$1.71	$1.79	$1.43	$1.45	$1.41	$1.27	$1.00	$0.86	$0.93	$0.83
Number of accumulation units outstanding at end of period (000 omitted)	79	97	131	143	348	493	799	1,082	1,257	38,185

144	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.90% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (3/27/2015)
Accumulation unit value at beginning of period	$1.27	$1.01	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.25	$1.27	$1.01	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
MFS® New Discovery Series – Service Class (4/30/2004)
Accumulation unit value at beginning of period	$2.52	$2.03	$1.90	$1.98	$2.18	$1.57	$1.33	$1.51	$1.13	$0.71
Accumulation unit value at end of period	$2.43	$2.52	$2.03	$1.90	$1.98	$2.18	$1.57	$1.33	$1.51	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
MFS® Total Return Series – Service Class (4/30/2004)
Accumulation unit value at beginning of period	$1.78	$1.62	$1.52	$1.55	$1.46	$1.26	$1.15	$1.16	$1.08	$0.93
Accumulation unit value at end of period	$1.64	$1.78	$1.62	$1.52	$1.55	$1.46	$1.26	$1.15	$1.16	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	70	70	71	72	77	71	74	65	69	69
MFS® Utilities Series – Service Class (4/30/2004)
Accumulation unit value at beginning of period	$3.13	$2.78	$2.55	$3.05	$2.76	$2.34	$2.11	$2.02	$1.81	$1.39
Accumulation unit value at end of period	$3.09	$3.13	$2.78	$2.55	$3.05	$2.76	$2.34	$2.11	$2.02	$1.81
Number of accumulation units outstanding at end of period (000 omitted)	10	19	19	20	42	41	41	43	55	58
Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.02	$0.95	$0.94	$0.97	$0.87	$0.86	$0.68	$0.77	$0.64	$0.46
Accumulation unit value at end of period	$0.92	$1.02	$0.95	$0.94	$0.97	$0.87	$0.86	$0.68	$0.77	$0.64
Number of accumulation units outstanding at end of period (000 omitted)	22	26	30	34	93	122	179	249	265	8,046
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.72	$1.26	$1.41	$1.53	$1.53	$1.14	$1.07	$1.17	$0.90	$0.58
Accumulation unit value at end of period	$1.86	$1.72	$1.26	$1.41	$1.53	$1.53	$1.14	$1.07	$1.17	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.64	$2.62	$2.50	$2.50	$1.97	$1.97	$1.74	$1.68	$1.32	$1.05
Accumulation unit value at end of period	$2.39	$2.64	$2.62	$2.50	$2.50	$1.97	$1.97	$1.74	$1.68	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	79	90	97	107	122	180	196	257	328	604
Oppenheimer Capital Appreciation Fund/VA, Service Shares* (4/30/2004)
Accumulation unit value at beginning of period	$1.94	$1.56	$1.63	$1.61	$1.42	$1.12	$1.00	$1.04	$0.97	$0.69
Accumulation unit value at end of period	$1.79	$1.94	$1.56	$1.63	$1.61	$1.42	$1.12	$1.00	$1.04	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	846	1,035	1,292	1,419	1,837	2,809	3,669	4,615	6,424	7,178
*Oppenheimer Capital Appreciation Fund/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Capital Appreciation Fund, Series II Shares on or about May 24, 2019.
Oppenheimer Global Fund/VA, Service Shares* (4/30/2004)
Accumulation unit value at beginning of period	$2.48	$1.86	$1.90	$1.86	$1.86	$1.49	$1.26	$1.40	$1.24	$0.90
Accumulation unit value at end of period	$2.11	$2.48	$1.86	$1.90	$1.86	$1.86	$1.49	$1.26	$1.40	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	48	61	76	81	82	86	89	113	127	149
*Oppenheimer Global Fund/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Global Fund, Series II Shares on or about May 24, 2019.
Oppenheimer Global Strategic Income Fund/VA, Service Shares* (4/30/2004)
Accumulation unit value at beginning of period	$1.49	$1.43	$1.37	$1.44	$1.43	$1.46	$1.32	$1.33	$1.18	$1.02
Accumulation unit value at end of period	$1.40	$1.49	$1.43	$1.37	$1.44	$1.43	$1.46	$1.32	$1.33	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	1,192	1,357	1,452	1,724	2,305	3,261	3,563	4,711	6,319	41,343
*Oppenheimer Global Strategic Income Fund/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares on or about May 24, 2019.
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares* (4/30/2004)
Accumulation unit value at beginning of period	$2.68	$2.39	$2.07	$2.25	$2.05	$1.49	$1.29	$1.35	$1.11	$0.83
Accumulation unit value at end of period	$2.35	$2.68	$2.39	$2.07	$2.25	$2.05	$1.49	$1.29	$1.35	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—	10	—	20	35	41	41	89	24	25
*Oppenheimer Main Street Small Cap Fund®/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares on or about May 24, 2019.
PIMCO VIT All Asset Portfolio, Advisor Class (5/1/2007)
Accumulation unit value at beginning of period	$1.35	$1.21	$1.09	$1.23	$1.24	$1.27	$1.12	$1.12	$1.01	$0.85
Accumulation unit value at end of period	$1.25	$1.35	$1.21	$1.09	$1.23	$1.24	$1.27	$1.12	$1.12	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	164	182	216	259	398	496	620	718	853	20,192
Putnam VT Global Health Care Fund – Class IB Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.39	$2.12	$2.43	$2.30	$1.84	$1.32	$1.10	$1.14	$1.13	$0.91
Accumulation unit value at end of period	$2.33	$2.39	$2.12	$2.43	$2.30	$1.84	$1.32	$1.10	$1.14	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	6	6	6	14	14	15	19	23	44	56
Putnam VT International Equity Fund – Class IB Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.59	$1.28	$1.34	$1.36	$1.49	$1.18	$0.99	$1.21	$1.13	$0.92
Accumulation unit value at end of period	$1.26	$1.59	$1.28	$1.34	$1.36	$1.49	$1.18	$0.99	$1.21	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	7	8	8	8	9	9	10	10	10	10

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	145

Variable account charges of 1.90% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Putnam VT Small Cap Value Fund – Class IB Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.16	$2.04	$1.63	$1.74	$1.71	$1.25	$1.09	$1.16	$0.94	$0.73
Accumulation unit value at end of period	$1.70	$2.16	$2.04	$1.63	$1.74	$1.71	$1.25	$1.09	$1.16	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	26	39	28	28	29	30	61	69	84	147
Putnam VT Sustainable Leaders Fund – Class IB Shares (9/24/2010)
Accumulation unit value at beginning of period	$2.35	$1.86	$1.75	$1.79	$1.61	$1.20	$1.05	$1.13	$1.00	—
Accumulation unit value at end of period	$2.27	$2.35	$1.86	$1.75	$1.79	$1.61	$1.20	$1.05	$1.13	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	9	—
Templeton Global Bond VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.88	$1.88	$1.86	$1.98	$1.98	$1.99	$1.76	$1.81	$1.61	$1.38
Accumulation unit value at end of period	$1.88	$1.88	$1.88	$1.86	$1.98	$1.98	$1.99	$1.76	$1.81	$1.61
Number of accumulation units outstanding at end of period (000 omitted)	924	1,101	1,230	1,376	1,692	2,275	2,493	3,114	4,186	21,774
Templeton Growth VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.68	$1.44	$1.34	$1.46	$1.53	$1.19	$1.00	$1.10	$1.04	$0.81
Accumulation unit value at end of period	$1.40	$1.68	$1.44	$1.34	$1.46	$1.53	$1.19	$1.00	$1.10	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	18	19	20	20	21	53	69	103	119	114
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.71	$1.47	$1.41	$1.45	$1.40	$1.18	$1.06	$1.11	$1.00	—
Accumulation unit value at end of period	$1.54	$1.71	$1.47	$1.41	$1.45	$1.40	$1.18	$1.06	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	208	197	217	276	642	692	500	242	2,128	—
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.71	$1.47	$1.41	$1.45	$1.40	$1.18	$1.06	$1.11	$1.00	—
Accumulation unit value at end of period	$1.54	$1.71	$1.47	$1.41	$1.45	$1.40	$1.18	$1.06	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	5,670	7,175	9,851	13,650	15,891	21,576	27,031	37,081	45,459	—
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.20	$1.14	$1.12	$1.15	$1.12	$1.11	$1.05	$1.04	$1.00	—
Accumulation unit value at end of period	$1.14	$1.20	$1.14	$1.12	$1.15	$1.12	$1.11	$1.05	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	470	224	545	1,636	1,585	2,427	2,883	3,605	2,840	—
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.20	$1.14	$1.12	$1.15	$1.12	$1.11	$1.05	$1.04	$1.00	—
Accumulation unit value at end of period	$1.14	$1.20	$1.14	$1.12	$1.15	$1.12	$1.11	$1.05	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	3,625	4,256	6,802	8,845	11,189	22,543	33,878	37,774	34,075	—
Variable Portfolio – Managed Risk Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.04	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$1.04	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.06	$1.00	$0.99	$1.02	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.06	$1.00	$0.99	$1.02	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,309	1,571	3,153	1,759	1,710	256	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.10	$1.01	$1.00	$1.04	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.10	$1.01	$1.00	$1.04	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,461	5,915	7,358	8,743	6,866	1,870	—	—	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.17	$1.02	$1.00	$1.06	$1.03	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.17	$1.02	$1.00	$1.06	$1.03	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11,274	11,841	13,171	14,007	13,017	1,196	—	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.14	$1.02	$1.00	$1.05	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.14	$1.02	$1.00	$1.05	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	30,115	34,129	41,727	42,802	33,518	2,310	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.46	$1.31	$1.28	$1.31	$1.27	$1.16	$1.07	$1.09	$1.00	—
Accumulation unit value at end of period	$1.35	$1.46	$1.31	$1.28	$1.31	$1.27	$1.16	$1.07	$1.09	—
Number of accumulation units outstanding at end of period (000 omitted)	2,307	2,642	2,809	3,357	3,717	4,104	4,950	4,056	2,407	—
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.46	$1.31	$1.28	$1.31	$1.27	$1.16	$1.07	$1.09	$1.00	—
Accumulation unit value at end of period	$1.35	$1.46	$1.31	$1.28	$1.31	$1.27	$1.16	$1.07	$1.09	—
Number of accumulation units outstanding at end of period (000 omitted)	59,199	66,911	75,428	85,354	105,569	144,525	168,701	206,439	248,214	—

146	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.90% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.58	$1.39	$1.35	$1.38	$1.34	$1.18	$1.07	$1.10	$1.00	—
Accumulation unit value at end of period	$1.45	$1.58	$1.39	$1.35	$1.38	$1.34	$1.18	$1.07	$1.10	—
Number of accumulation units outstanding at end of period (000 omitted)	1,458	2,098	2,279	2,289	2,467	3,113	2,106	1,555	774	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.59	$1.39	$1.35	$1.38	$1.34	$1.18	$1.07	$1.11	$1.00	—
Accumulation unit value at end of period	$1.45	$1.59	$1.39	$1.35	$1.38	$1.34	$1.18	$1.07	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	22,217	27,353	33,432	41,095	50,925	66,694	86,581	118,725	154,365	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.32	$1.22	$1.20	$1.22	$1.19	$1.13	$1.06	$1.06	$1.00	—
Accumulation unit value at end of period	$1.24	$1.32	$1.22	$1.20	$1.22	$1.19	$1.13	$1.06	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	807	761	861	833	1,314	2,457	3,949	2,095	1,480	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.32	$1.23	$1.20	$1.23	$1.19	$1.14	$1.06	$1.06	$1.00	—
Accumulation unit value at end of period	$1.24	$1.32	$1.23	$1.20	$1.23	$1.19	$1.14	$1.06	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	8,175	9,412	11,720	13,127	16,596	22,248	28,639	34,697	43,744	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.29	$2.18	$1.77	$1.99	$1.99	$1.50	$1.35	$1.44	$1.18	$0.88
Accumulation unit value at end of period	$1.94	$2.29	$2.18	$1.77	$1.99	$1.99	$1.50	$1.35	$1.44	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	871	1,000	1,162	1,489	1,881	2,573	3,627	4,585	6,248	9,697
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.10	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.10	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.20	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.20	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.15	$1.02	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.09	$1.15	$1.02	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wanger International (4/30/2004)
Accumulation unit value at beginning of period	$2.95	$2.26	$2.34	$2.38	$2.54	$2.11	$1.77	$2.11	$1.72	$1.17
Accumulation unit value at end of period	$2.38	$2.95	$2.26	$2.34	$2.38	$2.54	$2.11	$1.77	$2.11	$1.72
Number of accumulation units outstanding at end of period (000 omitted)	344	362	431	487	627	815	1,135	1,529	1,843	8,675
Wanger USA (4/30/2004)
Accumulation unit value at beginning of period	$2.64	$2.25	$2.02	$2.07	$2.01	$1.53	$1.30	$1.38	$1.14	$0.81
Accumulation unit value at end of period	$2.55	$2.64	$2.25	$2.02	$2.07	$2.01	$1.53	$1.30	$1.38	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	385	488	604	738	1,023	1,416	2,019	2,605	3,655	12,068
Wells Fargo VT Index Asset Allocation Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.06	$1.87	$1.77	$1.78	$1.54	$1.31	$1.18	$1.13	$1.02	$0.90
Accumulation unit value at end of period	$1.96	$2.06	$1.87	$1.77	$1.78	$1.54	$1.31	$1.18	$1.13	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wells Fargo VT International Equity Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.67	$1.37	$1.35	$1.36	$1.46	$1.24	$1.12	$1.31	$1.14	$1.01
Accumulation unit value at end of period	$1.36	$1.67	$1.37	$1.35	$1.36	$1.46	$1.24	$1.12	$1.31	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	453	480	619	691	895	1,077	1,295	1,513	1,967	2,695
Wells Fargo VT Omega Growth Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.82	$2.13	$2.16	$2.17	$2.13	$1.55	$1.32	$1.42	$1.21	$0.86
Accumulation unit value at end of period	$2.77	$2.82	$2.13	$2.16	$2.17	$2.13	$1.55	$1.32	$1.42	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	562	731	991	1,100	1,534	2,111	2,885	3,649	5,238	3,799
Wells Fargo VT Opportunity Fund – Class 2 (8/26/2011)
Accumulation unit value at beginning of period	$2.04	$1.72	$1.56	$1.65	$1.52	$1.18	$1.05	$1.00	—	—
Accumulation unit value at end of period	$1.86	$2.04	$1.72	$1.56	$1.65	$1.52	$1.18	$1.05	—	—
Number of accumulation units outstanding at end of period (000 omitted)	54	60	68	71	97	153	244	281	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.78	$2.25	$2.13	$2.23	$2.32	$1.57	$1.49	$1.59	$1.28	$0.85
Accumulation unit value at end of period	$2.76	$2.78	$2.25	$2.13	$2.23	$2.32	$1.57	$1.49	$1.59	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	114	163	216	249	307	378	522	593	844	2

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	147

Variable account charges of 1.95% of the daily net assets of the variable account.

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AB VPS Balanced Wealth Strategy Portfolio (Class B) (9/26/2008)
Accumulation unit value at beginning of period	$1.58	$1.40	$1.36	$1.37	$1.31	$1.15	$1.03	$1.08	$1.00	$0.82
Accumulation unit value at end of period	$1.45	$1.58	$1.40	$1.36	$1.37	$1.31	$1.15	$1.03	$1.08	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	1	3	5	6	7	7	7
AB VPS Global Thematic Growth Portfolio (Class B) (5/1/2007)
Accumulation unit value at beginning of period	$1.40	$1.05	$1.08	$1.07	$1.04	$0.86	$0.78	$1.03	$0.89	$0.59
Accumulation unit value at end of period	$1.23	$1.40	$1.05	$1.08	$1.07	$1.04	$0.86	$0.78	$1.03	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	6
AB VPS Growth and Income Portfolio (Class B) (4/30/2004)
Accumulation unit value at beginning of period	$2.11	$1.81	$1.66	$1.67	$1.56	$1.18	$1.03	$0.99	$0.89	$0.76
Accumulation unit value at end of period	$1.95	$2.11	$1.81	$1.66	$1.67	$1.56	$1.18	$1.03	$0.99	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	7	7	9
AB VPS International Value Portfolio (Class B) (4/30/2004)
Accumulation unit value at beginning of period	$1.35	$1.10	$1.13	$1.13	$1.23	$1.02	$0.91	$1.16	$1.13	$0.86
Accumulation unit value at end of period	$1.02	$1.35	$1.10	$1.13	$1.13	$1.23	$1.02	$0.91	$1.16	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	620	630	814	1,017	1,622	2,298	2,880	3,105	3,020	7,538
American Century VP Inflation Protection, Class II (4/30/2004)
Accumulation unit value at beginning of period	$1.26	$1.24	$1.21	$1.26	$1.25	$1.39	$1.32	$1.20	$1.17	$1.08
Accumulation unit value at end of period	$1.20	$1.26	$1.24	$1.21	$1.26	$1.25	$1.39	$1.32	$1.20	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	840	1,012	1,140	1,495	2,209	3,357	3,156	3,442	4,201	4,330
American Century VP International, Class II (4/30/2004)
Accumulation unit value at beginning of period	$1.83	$1.42	$1.54	$1.56	$1.69	$1.41	$1.19	$1.38	$1.24	$0.95
Accumulation unit value at end of period	$1.52	$1.83	$1.42	$1.54	$1.56	$1.69	$1.41	$1.19	$1.38	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Mid Cap Value, Class II (5/1/2007)
Accumulation unit value at beginning of period	$2.01	$1.84	$1.53	$1.59	$1.39	$1.09	$0.96	$0.98	$0.84	$0.66
Accumulation unit value at end of period	$1.72	$2.01	$1.84	$1.53	$1.59	$1.39	$1.09	$0.96	$0.98	$0.84
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Ultra®, Class II (4/30/2004)
Accumulation unit value at beginning of period	$2.25	$1.73	$1.69	$1.63	$1.51	$1.13	$1.01	$1.02	$0.90	$0.68
Accumulation unit value at end of period	$2.22	$2.25	$1.73	$1.69	$1.63	$1.51	$1.13	$1.01	$1.02	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	370	482	621	803	1,392	2,265	2,985	3,364	4,071	4,572
American Century VP Value, Class II (4/30/2004)
Accumulation unit value at beginning of period	$2.11	$1.99	$1.68	$1.79	$1.62	$1.25	$1.12	$1.13	$1.02	$0.87
Accumulation unit value at end of period	$1.88	$2.11	$1.99	$1.68	$1.79	$1.62	$1.25	$1.12	$1.13	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	15	15	15	15	15	15	15	15	15	15
ClearBridge Variable Small Cap Growth Portfolio – Class I (5/1/2007)
Accumulation unit value at beginning of period	$2.09	$1.71	$1.65	$1.76	$1.72	$1.20	$1.02	$1.03	$0.84	$0.60
Accumulation unit value at end of period	$2.12	$2.09	$1.71	$1.65	$1.76	$1.72	$1.20	$1.02	$1.03	$0.84
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	9	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.16	$1.77	$1.67	$1.69	$1.50	$1.14	$1.02	$0.99	$0.86	$0.71
Accumulation unit value at end of period	$2.04	$2.16	$1.77	$1.67	$1.69	$1.50	$1.14	$1.02	$0.99	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	107	142	232	318	539	1,351	1,845	2,205	2,659	2,866
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.22	$1.98	$1.78	$1.86	$1.73	$1.39	$1.24	$1.34	$1.17	$0.93
Accumulation unit value at end of period	$2.05	$2.22	$1.98	$1.78	$1.86	$1.73	$1.39	$1.24	$1.34	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	612	749	864	1,233	1,878	2,800	3,385	3,979	4,515	19,162
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.78	$1.93	$1.87	$2.10	$2.19	$2.27	$1.92	$2.48	$2.11	$1.24
Accumulation unit value at end of period	$2.14	$2.78	$1.93	$1.87	$2.10	$2.19	$2.27	$1.92	$2.48	$2.11
Number of accumulation units outstanding at end of period (000 omitted)	224	224	319	424	611	892	922	1,060	1,023	3,167
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$0.89	$0.91	$0.92	$0.94	$0.96	$0.98	$1.00	$1.02	$1.04	$1.06
Accumulation unit value at end of period	$0.89	$0.89	$0.91	$0.92	$0.94	$0.96	$0.98	$1.00	$1.02	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	130	156	184	293	494	559	789	1,104	1,063	4,617
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.04	$1.96	$1.79	$1.84	$1.81	$1.74	$1.54	$1.48	$1.33	$0.88
Accumulation unit value at end of period	$1.92	$2.04	$1.96	$1.79	$1.84	$1.81	$1.74	$1.54	$1.48	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	107	129	153	214	303	417	455	536	626	705
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (6/1/2004)
Accumulation unit value at beginning of period	$1.97	$1.89	$1.74	$1.79	$1.76	$1.71	$1.52	$1.46	$1.31	$0.94
Accumulation unit value at end of period	$1.86	$1.97	$1.89	$1.74	$1.79	$1.76	$1.71	$1.52	$1.46	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	215	262	346	88	133	242	285	392	461	10,027

148	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.95% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.34	$1.31	$1.28	$1.30	$1.26	$1.32	$1.25	$1.19	$1.12	$1.00
Accumulation unit value at end of period	$1.31	$1.34	$1.31	$1.28	$1.30	$1.26	$1.32	$1.25	$1.19	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	167	183	315	450	753	1,102	1,248	1,477	1,811	21,272
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.25	$1.79	$1.80	$1.69	$1.51	$1.18	$1.00	$1.06	$0.92	$0.68
Accumulation unit value at end of period	$2.11	$2.25	$1.79	$1.80	$1.69	$1.51	$1.18	$1.00	$1.06	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	1	1	1	3	2	10	2
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.31	$1.94	$1.77	$1.79	$1.61	$1.25	$1.10	$1.11	$0.98	$0.80
Accumulation unit value at end of period	$2.15	$2.31	$1.94	$1.77	$1.79	$1.61	$1.25	$1.10	$1.11	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	2	5	9	15	14	14	14
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.07	$1.72	$1.72	$1.66	$1.58	$1.23	$1.12	$1.35	$1.09	$0.68
Accumulation unit value at end of period	$1.93	$2.07	$1.72	$1.72	$1.66	$1.58	$1.23	$1.12	$1.35	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.59	$1.43	$1.28	$1.38	$1.25	$0.93	$0.80	$0.89	$0.74	$0.53
Accumulation unit value at end of period	$1.35	$1.59	$1.43	$1.28	$1.38	$1.25	$0.93	$0.80	$0.89	$0.74
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	1	—	—	—
Columbia Variable Portfolio – Overseas Core Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.76	$1.41	$1.53	$1.49	$1.66	$1.38	$1.20	$1.40	$1.25	$1.00
Accumulation unit value at end of period	$1.44	$1.76	$1.41	$1.53	$1.49	$1.66	$1.38	$1.20	$1.40	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	1	2	4	5	5	5	16
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.39	$2.02	$1.72	$1.84	$1.69	$1.25	$1.07	$1.11	$0.94	$0.76
Accumulation unit value at end of period	$2.05	$2.39	$2.02	$1.72	$1.84	$1.69	$1.25	$1.07	$1.11	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	2	5	8	11	12	12	12
Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (4/30/2004)
Accumulation unit value at beginning of period	$2.58	$2.30	$1.77	$1.93	$1.91	$1.45	$1.33	$1.44	$1.16	$0.95
Accumulation unit value at end of period	$2.07	$2.58	$2.30	$1.77	$1.93	$1.91	$1.45	$1.33	$1.44	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	24	23	33	62	88	197	273	382	428	10,255
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.04	$1.03	$1.02	$1.03	$0.99	$1.03	$1.04	$1.04	$1.03	$1.00
Accumulation unit value at end of period	$1.04	$1.04	$1.03	$1.02	$1.03	$0.99	$1.03	$1.04	$1.04	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	107	127	179	255	340	412	522	511	591	3,255
Credit Suisse Trust – Commodity Return Strategy Portfolio (5/1/2007)
Accumulation unit value at beginning of period	$0.45	$0.45	$0.41	$0.56	$0.69	$0.79	$0.82	$0.96	$0.84	$0.71
Accumulation unit value at end of period	$0.39	$0.45	$0.45	$0.41	$0.56	$0.69	$0.79	$0.82	$0.96	$0.84
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	6	15	10	17
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.30	$1.29	$1.21	$1.26	$1.18	$1.27	$1.23	$1.14	$1.11	$1.06
Accumulation unit value at end of period	$1.27	$1.30	$1.29	$1.21	$1.26	$1.18	$1.27	$1.23	$1.14	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	82	98	155	253	396	599	668	801	988	15,119
CTIVP® – Loomis Sayles Growth Fund (Class 1) (4/29/2016)
Accumulation unit value at beginning of period	$1.37	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.37	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	36	39	71	—	—	—	—	—	—	—
CTIVP® – MFS® Blended Research® Core Equity Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.48	$1.26	$1.17	$1.19	$1.08	$0.86	$0.79	$0.84	$0.77	$0.59
Accumulation unit value at end of period	$1.34	$1.48	$1.26	$1.17	$1.19	$1.08	$0.86	$0.79	$0.84	$0.77
Number of accumulation units outstanding at end of period (000 omitted)	30	32	53	107	163	381	524	784	912	20,521
CTIVP® – Victory Sycamore Established Value Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.58	$2.27	$1.92	$1.96	$1.78	$1.34	$1.16	$1.27	$1.06	$0.79
Accumulation unit value at end of period	$2.27	$2.58	$2.27	$1.92	$1.96	$1.78	$1.34	$1.16	$1.27	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.48	$2.20	$1.94	$2.03	$1.86	$1.40	$1.20	$1.22	$0.98	$0.74
Accumulation unit value at end of period	$2.05	$2.48	$2.20	$1.94	$2.03	$1.86	$1.40	$1.20	$1.22	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	8	9	9	10	10	10	11	11	—
Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.77	$1.99	$1.94	$1.87	$1.79	$1.37	$1.22	$1.35	$1.06	$0.69
Accumulation unit value at end of period	$2.68	$2.77	$1.99	$1.94	$1.87	$1.79	$1.37	$1.22	$1.35	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	70	87	121	159	286	454	593	638	728	935

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	149

Variable account charges of 1.95% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.11	$1.69	$1.60	$1.68	$1.59	$1.34	$1.24	$1.16	$1.03	$0.86
Accumulation unit value at end of period	$1.92	$2.11	$1.69	$1.60	$1.68	$1.59	$1.34	$1.24	$1.16	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.02	$0.82	$0.89	$0.89	$0.94	$0.82	$0.68	$0.81	$0.75	$0.62
Accumulation unit value at end of period	$0.84	$1.02	$0.82	$0.89	$0.89	$0.94	$0.82	$0.68	$0.81	$0.75
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.32	$1.05	$1.09	$1.15	$1.29	$1.08	$0.98	$1.22	$1.20	$0.94
Accumulation unit value at end of period	$1.08	$1.32	$1.05	$1.09	$1.15	$1.29	$1.08	$0.98	$1.22	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	4	4	29	25	25	26
Eaton Vance VT Floating-Rate Income Fund – Initial Class (5/1/2007)
Accumulation unit value at beginning of period	$1.19	$1.17	$1.10	$1.13	$1.14	$1.12	$1.07	$1.06	$0.99	$0.70
Accumulation unit value at end of period	$1.16	$1.19	$1.17	$1.10	$1.13	$1.14	$1.12	$1.07	$1.06	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	42	48	69	112	176	275	342	410	507	7,706
Fidelity® VIP Contrafund® Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.58	$2.16	$2.05	$2.08	$1.90	$1.48	$1.30	$1.36	$1.19	$0.89
Accumulation unit value at end of period	$2.36	$2.58	$2.16	$2.05	$2.08	$1.90	$1.48	$1.30	$1.36	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	671	807	1,006	1,331	2,141	3,471	4,408	5,118	5,903	9,334
Fidelity® VIP Growth Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.38	$1.80	$1.82	$1.74	$1.60	$1.20	$1.07	$1.09	$0.90	$0.71
Accumulation unit value at end of period	$2.32	$2.38	$1.80	$1.82	$1.74	$1.60	$1.20	$1.07	$1.09	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	2	5	8	11	12	12	12
Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.33	$1.31	$1.28	$1.31	$1.27	$1.32	$1.27	$1.21	$1.15	$1.02
Accumulation unit value at end of period	$1.30	$1.33	$1.31	$1.28	$1.31	$1.27	$1.32	$1.27	$1.21	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	803	1,027	1,225	1,547	2,282	3,416	3,497	3,782	4,473	13,385
Fidelity® VIP Mid Cap Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$3.05	$2.58	$2.35	$2.43	$2.34	$1.76	$1.56	$1.79	$1.42	$1.03
Accumulation unit value at end of period	$2.55	$3.05	$2.58	$2.35	$2.43	$2.34	$1.76	$1.56	$1.79	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	113	148	178	219	343	586	737	838	899	4,039
Fidelity® VIP Overseas Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.68	$1.32	$1.42	$1.40	$1.56	$1.22	$1.03	$1.28	$1.15	$0.93
Accumulation unit value at end of period	$1.40	$1.68	$1.32	$1.42	$1.40	$1.56	$1.22	$1.03	$1.28	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	55	60	91	111	200	401	578	654	644	667
Franklin Income VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.86	$1.73	$1.55	$1.70	$1.65	$1.48	$1.34	$1.33	$1.21	$0.91
Accumulation unit value at end of period	$1.75	$1.86	$1.73	$1.55	$1.70	$1.65	$1.48	$1.34	$1.33	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	79	91	94	352	385	408	498	528	551	575
Franklin Mutual Shares VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.87	$1.76	$1.55	$1.66	$1.58	$1.26	$1.12	$1.16	$1.06	$0.86
Accumulation unit value at end of period	$1.67	$1.87	$1.76	$1.55	$1.66	$1.58	$1.26	$1.12	$1.16	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	48	49	57	60	96	101	153	173	182	190
Franklin Rising Dividends VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.32	$1.96	$1.72	$1.83	$1.71	$1.35	$1.23	$1.18	$1.00	$0.87
Accumulation unit value at end of period	$2.16	$2.32	$1.96	$1.72	$1.83	$1.71	$1.35	$1.23	$1.18	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	2	16	17	20	21	31
Franklin Small-Mid Cap Growth VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.15	$1.80	$1.77	$1.85	$1.75	$1.30	$1.19	$1.28	$1.02	$0.72
Accumulation unit value at end of period	$1.99	$2.15	$1.80	$1.77	$1.85	$1.75	$1.30	$1.19	$1.28	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	1	2	4	6	7	7	7
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.52	$2.31	$2.08	$2.33	$2.09	$1.60	$1.38	$1.50	$1.23	$0.94
Accumulation unit value at end of period	$2.21	$2.52	$2.31	$2.08	$2.33	$2.09	$1.60	$1.38	$1.50	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	228	266	304	415	629	1,071	1,430	1,690	1,904	5,063
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.74	$1.43	$1.31	$1.34	$1.17	$0.87	$0.78	$0.76	$0.69	$0.58
Accumulation unit value at end of period	$1.60	$1.74	$1.43	$1.31	$1.34	$1.17	$0.87	$0.78	$0.76	$0.69
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.79	$1.44	$1.43	$1.40	$1.32	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$1.69	$1.79	$1.44	$1.43	$1.40	$1.32	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

150	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.95% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Invesco V.I. Comstock Fund, Series II Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.19	$1.90	$1.66	$1.80	$1.68	$1.26	$1.08	$1.13	$1.00	$0.79
Accumulation unit value at end of period	$1.88	$2.19	$1.90	$1.66	$1.80	$1.68	$1.26	$1.08	$1.13	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	855	1,018	1,223	1,691	2,580	4,193	5,612	6,698	7,635	13,387
Invesco V.I. Health Care Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.77	$1.56	$1.80	$1.79	$1.53	$1.11	$0.94	$0.92	$0.90	$0.72
Accumulation unit value at end of period	$1.75	$1.77	$1.56	$1.80	$1.79	$1.53	$1.11	$0.94	$0.92	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	6	—	—
Invesco V.I. International Growth Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.17	$0.97	$1.00	$1.04	$1.06	$0.91	$0.81	$0.89	$0.80	$0.61
Accumulation unit value at end of period	$0.97	$1.17	$0.97	$1.00	$1.04	$1.06	$0.91	$0.81	$0.89	$0.80
Number of accumulation units outstanding at end of period (000 omitted)	27	25	40	90	121	252	340	518	575	15,338
Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.97	$1.75	$1.57	$1.68	$1.64	$1.30	$1.20	$1.31	$1.17	$0.92
Accumulation unit value at end of period	$1.70	$1.97	$1.75	$1.57	$1.68	$1.64	$1.30	$1.20	$1.31	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	24	28	39	56	98	214	309	334	367	386
Invesco V.I. Mid Cap Growth Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.61	$1.34	$1.36	$1.37	$1.30	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$1.48	$1.61	$1.34	$1.36	$1.37	$1.30	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	2	—	—	—
Invesco V.I. Value Opportunities Fund, Series II Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.52	$1.32	$1.14	$1.30	$1.25	$0.96	$0.83	$0.87	$0.83	$0.58
Accumulation unit value at end of period	$1.20	$1.52	$1.32	$1.14	$1.30	$1.25	$0.96	$0.83	$0.87	$0.83
Number of accumulation units outstanding at end of period (000 omitted)	119	133	189	269	432	989	1,437	1,733	1,918	1,891
Janus Henderson VIT Research Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.78	$1.42	$1.45	$1.40	$1.27	$1.00	$0.86	$0.93	$0.83	$0.62
Accumulation unit value at end of period	$1.70	$1.78	$1.42	$1.45	$1.40	$1.27	$1.00	$0.86	$0.93	$0.83
Number of accumulation units outstanding at end of period (000 omitted)	26	28	50	94	148	372	502	720	810	16,609
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (3/27/2015)
Accumulation unit value at beginning of period	$1.26	$1.01	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.25	$1.26	$1.01	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
MFS® New Discovery Series – Service Class (4/30/2004)
Accumulation unit value at beginning of period	$2.50	$2.02	$1.89	$1.97	$2.17	$1.57	$1.32	$1.51	$1.13	$0.71
Accumulation unit value at end of period	$2.41	$2.50	$2.02	$1.89	$1.97	$2.17	$1.57	$1.32	$1.51	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	6	7	7	7	7	8	8	8	—
MFS® Total Return Series – Service Class (4/30/2004)
Accumulation unit value at beginning of period	$1.77	$1.61	$1.51	$1.55	$1.46	$1.25	$1.15	$1.15	$1.07	$0.93
Accumulation unit value at end of period	$1.63	$1.77	$1.61	$1.51	$1.55	$1.46	$1.25	$1.15	$1.15	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	9	9	9	10	28	48	128	136	128	114
MFS® Utilities Series – Service Class (4/30/2004)
Accumulation unit value at beginning of period	$3.11	$2.77	$2.54	$3.03	$2.75	$2.33	$2.10	$2.01	$1.81	$1.39
Accumulation unit value at end of period	$3.07	$3.11	$2.77	$2.54	$3.03	$2.75	$2.33	$2.10	$2.01	$1.81
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	11	11	11	39	26	30	36
Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.02	$0.95	$0.94	$0.97	$0.87	$0.86	$0.68	$0.77	$0.64	$0.46
Accumulation unit value at end of period	$0.92	$1.02	$0.95	$0.94	$0.97	$0.87	$0.86	$0.68	$0.77	$0.64
Number of accumulation units outstanding at end of period (000 omitted)	6	95	100	17	27	74	83	146	173	3,620
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.71	$1.26	$1.41	$1.53	$1.53	$1.13	$1.06	$1.17	$0.90	$0.58
Accumulation unit value at end of period	$1.85	$1.71	$1.26	$1.41	$1.53	$1.53	$1.13	$1.06	$1.17	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	—	10	11	12	12	12	13	14	15	1
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.62	$2.60	$2.49	$2.49	$1.96	$1.97	$1.73	$1.67	$1.32	$1.05
Accumulation unit value at end of period	$2.37	$2.62	$2.60	$2.49	$2.49	$1.96	$1.97	$1.73	$1.67	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	23	36	47	54	62	106	113	130	148	171
Oppenheimer Capital Appreciation Fund/VA, Service Shares* (4/30/2004)
Accumulation unit value at beginning of period	$1.92	$1.55	$1.62	$1.60	$1.42	$1.12	$1.00	$1.03	$0.97	$0.68
Accumulation unit value at end of period	$1.77	$1.92	$1.55	$1.62	$1.60	$1.42	$1.12	$1.00	$1.03	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	332	427	527	650	1,084	1,862	2,334	2,638	3,063	3,252
*Oppenheimer Capital Appreciation Fund/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Capital Appreciation Fund, Series II Shares on or about May 24, 2019.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	151

Variable account charges of 1.95% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Oppenheimer Global Fund/VA, Service Shares* (4/30/2004)
Accumulation unit value at beginning of period	$2.47	$1.85	$1.88	$1.85	$1.85	$1.49	$1.25	$1.40	$1.23	$0.90
Accumulation unit value at end of period	$2.10	$2.47	$1.85	$1.88	$1.85	$1.85	$1.49	$1.25	$1.40	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	1	2	4	4	4	4	4
*Oppenheimer Global Fund/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Global Fund, Series II Shares on or about May 24, 2019.
Oppenheimer Global Strategic Income Fund/VA, Service Shares* (4/30/2004)
Accumulation unit value at beginning of period	$1.48	$1.43	$1.37	$1.43	$1.42	$1.46	$1.31	$1.33	$1.18	$1.02
Accumulation unit value at end of period	$1.39	$1.48	$1.43	$1.37	$1.43	$1.42	$1.46	$1.31	$1.33	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	588	689	842	1,140	1,757	2,768	2,872	3,358	3,835	17,599
*Oppenheimer Global Strategic Income Fund/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares on or about May 24, 2019.
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares* (4/30/2004)
Accumulation unit value at beginning of period	$2.66	$2.38	$2.06	$2.24	$2.04	$1.48	$1.28	$1.34	$1.11	$0.83
Accumulation unit value at end of period	$2.33	$2.66	$2.38	$2.06	$2.24	$2.04	$1.48	$1.28	$1.34	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	5	5	5	15	14	26	27
*Oppenheimer Main Street Small Cap Fund®/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares on or about May 24, 2019.
PIMCO VIT All Asset Portfolio, Advisor Class (5/1/2007)
Accumulation unit value at beginning of period	$1.34	$1.20	$1.09	$1.22	$1.24	$1.26	$1.12	$1.12	$1.01	$0.85
Accumulation unit value at end of period	$1.24	$1.34	$1.20	$1.09	$1.22	$1.24	$1.26	$1.12	$1.12	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	53	57	94	174	240	428	482	619	706	8,743
Putnam VT Global Health Care Fund – Class IB Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.38	$2.10	$2.42	$2.29	$1.83	$1.32	$1.10	$1.13	$1.13	$0.91
Accumulation unit value at end of period	$2.32	$2.38	$2.10	$2.42	$2.29	$1.83	$1.32	$1.10	$1.13	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	2	2	2	2
Putnam VT International Equity Fund – Class IB Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.58	$1.27	$1.33	$1.35	$1.48	$1.18	$0.99	$1.21	$1.12	$0.92
Accumulation unit value at end of period	$1.25	$1.58	$1.27	$1.33	$1.35	$1.48	$1.18	$0.99	$1.21	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Putnam VT Small Cap Value Fund – Class IB Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.15	$2.03	$1.62	$1.73	$1.71	$1.25	$1.08	$1.16	$0.94	$0.73
Accumulation unit value at end of period	$1.69	$2.15	$2.03	$1.62	$1.73	$1.71	$1.25	$1.08	$1.16	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	9	9	14	23	30	31	37	39	70	54
Putnam VT Sustainable Leaders Fund – Class IB Shares (9/24/2010)
Accumulation unit value at beginning of period	$2.34	$1.85	$1.75	$1.79	$1.61	$1.20	$1.05	$1.13	$1.00	—
Accumulation unit value at end of period	$2.26	$2.34	$1.85	$1.75	$1.79	$1.61	$1.20	$1.05	$1.13	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	18	—
Templeton Global Bond VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.86	$1.87	$1.85	$1.97	$1.97	$1.98	$1.75	$1.80	$1.61	$1.38
Accumulation unit value at end of period	$1.86	$1.86	$1.87	$1.85	$1.97	$1.97	$1.98	$1.75	$1.80	$1.61
Number of accumulation units outstanding at end of period (000 omitted)	249	310	388	495	726	1,112	1,195	1,400	1,587	7,972
Templeton Growth VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.67	$1.43	$1.33	$1.45	$1.52	$1.19	$1.00	$1.10	$1.04	$0.81
Accumulation unit value at end of period	$1.39	$1.67	$1.43	$1.33	$1.45	$1.52	$1.19	$1.00	$1.10	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	37	37	37	45	71	155	192	223	234	244
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.71	$1.46	$1.41	$1.45	$1.40	$1.18	$1.06	$1.11	$1.00	—
Accumulation unit value at end of period	$1.53	$1.71	$1.46	$1.41	$1.45	$1.40	$1.18	$1.06	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	627	727	740	920	1,394	1,393	1,097	718	311	—
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.71	$1.47	$1.41	$1.45	$1.40	$1.18	$1.06	$1.11	$1.00	—
Accumulation unit value at end of period	$1.53	$1.71	$1.47	$1.41	$1.45	$1.40	$1.18	$1.06	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	1,847	2,519	3,641	5,415	7,636	8,134	10,369	15,182	19,052	—
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.20	$1.14	$1.12	$1.14	$1.12	$1.11	$1.05	$1.04	$1.00	—
Accumulation unit value at end of period	$1.14	$1.20	$1.14	$1.12	$1.14	$1.12	$1.11	$1.05	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	458	486	580	605	1,414	1,292	2,074	1,238	689	—
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.20	$1.14	$1.12	$1.14	$1.12	$1.11	$1.05	$1.04	$1.00	—
Accumulation unit value at end of period	$1.14	$1.20	$1.14	$1.12	$1.14	$1.12	$1.11	$1.05	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	3,562	4,340	5,854	6,879	6,574	9,884	12,782	10,021	10,681	—
Variable Portfolio – Managed Risk Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

152	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.95% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.04	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$1.04	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.06	$1.00	$0.99	$1.02	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.06	$1.00	$0.99	$1.02	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,597	1,660	1,295	1,096	174	186	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.10	$1.01	$1.00	$1.04	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.10	$1.01	$1.00	$1.04	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,879	2,770	2,309	2,449	3,211	597	—	—	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.17	$1.02	$1.00	$1.06	$1.03	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.17	$1.02	$1.00	$1.06	$1.03	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,846	5,171	5,911	5,968	6,432	2,263	—	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.14	$1.02	$1.00	$1.05	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.14	$1.02	$1.00	$1.05	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14,000	16,381	19,864	20,555	19,798	3,135	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.45	$1.31	$1.27	$1.31	$1.27	$1.16	$1.07	$1.09	$1.00	—
Accumulation unit value at end of period	$1.34	$1.45	$1.31	$1.27	$1.31	$1.27	$1.16	$1.07	$1.09	—
Number of accumulation units outstanding at end of period (000 omitted)	3,332	3,531	4,056	4,618	6,270	8,994	7,841	8,198	7,344	—
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.45	$1.31	$1.28	$1.31	$1.27	$1.16	$1.07	$1.09	$1.00	—
Accumulation unit value at end of period	$1.35	$1.45	$1.31	$1.28	$1.31	$1.27	$1.16	$1.07	$1.09	—
Number of accumulation units outstanding at end of period (000 omitted)	33,481	40,600	48,972	60,281	70,771	90,378	96,525	107,320	114,757	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.58	$1.39	$1.34	$1.38	$1.34	$1.17	$1.07	$1.10	$1.00	—
Accumulation unit value at end of period	$1.44	$1.58	$1.39	$1.34	$1.38	$1.34	$1.17	$1.07	$1.10	—
Number of accumulation units outstanding at end of period (000 omitted)	1,631	2,161	2,684	3,148	3,501	4,157	4,472	4,132	3,683	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.58	$1.39	$1.34	$1.38	$1.34	$1.18	$1.07	$1.10	$1.00	—
Accumulation unit value at end of period	$1.44	$1.58	$1.39	$1.34	$1.38	$1.34	$1.18	$1.07	$1.10	—
Number of accumulation units outstanding at end of period (000 omitted)	7,532	11,116	16,982	21,930	28,435	37,717	44,930	51,440	62,718	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.32	$1.22	$1.20	$1.22	$1.19	$1.13	$1.06	$1.06	$1.00	—
Accumulation unit value at end of period	$1.24	$1.32	$1.22	$1.20	$1.22	$1.19	$1.13	$1.06	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	762	605	593	780	1,194	977	1,264	1,087	1,054	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.32	$1.22	$1.20	$1.22	$1.19	$1.13	$1.06	$1.06	$1.00	—
Accumulation unit value at end of period	$1.24	$1.32	$1.22	$1.20	$1.22	$1.19	$1.13	$1.06	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	3,128	3,627	4,241	5,209	8,013	10,248	12,007	12,307	12,980	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.28	$2.17	$1.76	$1.98	$1.98	$1.50	$1.35	$1.44	$1.18	$0.88
Accumulation unit value at end of period	$1.93	$2.28	$2.17	$1.76	$1.98	$1.98	$1.50	$1.35	$1.44	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	325	377	421	617	950	1,450	1,963	2,230	2,533	2,957
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.10	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.10	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.20	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.20	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.15	$1.02	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.09	$1.15	$1.02	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wanger International (4/30/2004)
Accumulation unit value at beginning of period	$2.93	$2.25	$2.32	$2.37	$2.52	$2.10	$1.76	$2.11	$1.72	$1.17
Accumulation unit value at end of period	$2.36	$2.93	$2.25	$2.32	$2.37	$2.52	$2.10	$1.76	$2.11	$1.72
Number of accumulation units outstanding at end of period (000 omitted)	257	283	370	471	732	1,139	1,389	1,634	1,715	4,755

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	153

Variable account charges of 1.95% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Wanger USA (4/30/2004)
Accumulation unit value at beginning of period	$2.63	$2.24	$2.01	$2.06	$2.00	$1.53	$1.30	$1.37	$1.13	$0.81
Accumulation unit value at end of period	$2.54	$2.63	$2.24	$2.01	$2.06	$2.00	$1.53	$1.30	$1.37	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	155	199	250	347	569	882	1,207	1,413	1,664	4,848

Variable account charges of 2.00% of the daily net assets of the variable account.

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AB VPS Balanced Wealth Strategy Portfolio (Class B) (9/26/2008)
Accumulation unit value at beginning of period	$1.58	$1.39	$1.36	$1.37	$1.30	$1.14	$1.03	$1.08	$1.00	$0.82
Accumulation unit value at end of period	$1.45	$1.58	$1.39	$1.36	$1.37	$1.30	$1.14	$1.03	$1.08	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (5/1/2007)
Accumulation unit value at beginning of period	$1.39	$1.04	$1.07	$1.06	$1.04	$0.86	$0.78	$1.03	$0.89	$0.59
Accumulation unit value at end of period	$1.23	$1.39	$1.04	$1.07	$1.06	$1.04	$0.86	$0.78	$1.03	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	10	10	11	11	11	11	11	11	11	—
AB VPS Growth and Income Portfolio (Class B) (4/30/2004)
Accumulation unit value at beginning of period	$2.09	$1.80	$1.66	$1.66	$1.55	$1.18	$1.03	$0.99	$0.89	$0.76
Accumulation unit value at end of period	$1.93	$2.09	$1.80	$1.66	$1.66	$1.55	$1.18	$1.03	$0.99	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
AB VPS International Value Portfolio (Class B) (4/30/2004)
Accumulation unit value at beginning of period	$1.34	$1.10	$1.13	$1.12	$1.22	$1.02	$0.91	$1.15	$1.13	$0.86
Accumulation unit value at end of period	$1.01	$1.34	$1.10	$1.13	$1.12	$1.22	$1.02	$0.91	$1.15	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	31	27	30	30	39	55	97	119	166	258
American Century VP Inflation Protection, Class II (4/30/2004)
Accumulation unit value at beginning of period	$1.25	$1.23	$1.20	$1.26	$1.24	$1.38	$1.31	$1.20	$1.16	$1.08
Accumulation unit value at end of period	$1.19	$1.25	$1.23	$1.20	$1.26	$1.24	$1.38	$1.31	$1.20	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	80	85	81	86	99	141	151	175	348	352
American Century VP International, Class II (4/30/2004)
Accumulation unit value at beginning of period	$1.82	$1.42	$1.53	$1.55	$1.68	$1.40	$1.18	$1.37	$1.24	$0.94
Accumulation unit value at end of period	$1.51	$1.82	$1.42	$1.53	$1.55	$1.68	$1.40	$1.18	$1.37	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Mid Cap Value, Class II (5/1/2007)
Accumulation unit value at beginning of period	$2.00	$1.83	$1.52	$1.58	$1.39	$1.09	$0.95	$0.98	$0.84	$0.66
Accumulation unit value at end of period	$1.71	$2.00	$1.83	$1.52	$1.58	$1.39	$1.09	$0.95	$0.98	$0.84
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Ultra®, Class II (4/30/2004)
Accumulation unit value at beginning of period	$2.23	$1.72	$1.68	$1.62	$1.51	$1.12	$1.01	$1.02	$0.90	$0.68
Accumulation unit value at end of period	$2.20	$2.23	$1.72	$1.68	$1.62	$1.51	$1.12	$1.01	$1.02	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	4	5	6	6	7	13	40	47	53	67
American Century VP Value, Class II (4/30/2004)
Accumulation unit value at beginning of period	$2.10	$1.97	$1.67	$1.78	$1.61	$1.25	$1.11	$1.12	$1.01	$0.86
Accumulation unit value at end of period	$1.87	$2.10	$1.97	$1.67	$1.78	$1.61	$1.25	$1.11	$1.12	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
ClearBridge Variable Small Cap Growth Portfolio – Class I (5/1/2007)
Accumulation unit value at beginning of period	$2.08	$1.70	$1.64	$1.75	$1.72	$1.19	$1.02	$1.03	$0.84	$0.60
Accumulation unit value at end of period	$2.11	$2.08	$1.70	$1.64	$1.75	$1.72	$1.19	$1.02	$1.03	$0.84
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.14	$1.76	$1.66	$1.68	$1.49	$1.14	$1.02	$0.99	$0.86	$0.71
Accumulation unit value at end of period	$2.02	$2.14	$1.76	$1.66	$1.68	$1.49	$1.14	$1.02	$0.99	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	14	15	17	19	30	72	104	112	256	279
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.20	$1.96	$1.77	$1.85	$1.72	$1.38	$1.24	$1.33	$1.16	$0.93
Accumulation unit value at end of period	$2.03	$2.20	$1.96	$1.77	$1.85	$1.72	$1.38	$1.24	$1.33	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	21	22	23	24	27	30	65	109	138	433
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.76	$1.91	$1.86	$2.08	$2.18	$2.26	$1.91	$2.47	$2.10	$1.23
Accumulation unit value at end of period	$2.12	$2.76	$1.91	$1.86	$2.08	$2.18	$2.26	$1.91	$2.47	$2.10
Number of accumulation units outstanding at end of period (000 omitted)	12	11	13	14	15	21	29	38	50	92
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$0.88	$0.90	$0.92	$0.94	$0.95	$0.97	$0.99	$1.01	$1.03	$1.05
Accumulation unit value at end of period	$0.88	$0.88	$0.90	$0.92	$0.94	$0.95	$0.97	$0.99	$1.01	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	98	102	96	15	16	22	25	27	27	135

154	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 2.00% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.03	$1.94	$1.77	$1.83	$1.80	$1.73	$1.53	$1.48	$1.32	$0.88
Accumulation unit value at end of period	$1.91	$2.03	$1.94	$1.77	$1.83	$1.80	$1.73	$1.53	$1.48	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	23	23	23	26	30	45	50	68	154	172
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (6/1/2004)
Accumulation unit value at beginning of period	$1.96	$1.88	$1.73	$1.78	$1.75	$1.70	$1.51	$1.45	$1.31	$0.94
Accumulation unit value at end of period	$1.85	$1.96	$1.88	$1.73	$1.78	$1.75	$1.70	$1.51	$1.45	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	11	12	12	—	—	1	2	9	10	206
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.33	$1.30	$1.27	$1.30	$1.26	$1.31	$1.25	$1.19	$1.12	$1.00
Accumulation unit value at end of period	$1.30	$1.33	$1.30	$1.27	$1.30	$1.26	$1.31	$1.25	$1.19	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	9	12	30	31	486
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.23	$1.78	$1.79	$1.68	$1.50	$1.18	$1.00	$1.05	$0.92	$0.68
Accumulation unit value at end of period	$2.10	$2.23	$1.78	$1.79	$1.68	$1.50	$1.18	$1.00	$1.05	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	5
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.29	$1.93	$1.76	$1.78	$1.61	$1.24	$1.10	$1.10	$0.98	$0.79
Accumulation unit value at end of period	$2.14	$2.29	$1.93	$1.76	$1.78	$1.61	$1.24	$1.10	$1.10	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	36	36	36	36	36	36	36	20	3
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.06	$1.71	$1.71	$1.65	$1.57	$1.22	$1.12	$1.35	$1.09	$0.68
Accumulation unit value at end of period	$1.92	$2.06	$1.71	$1.71	$1.65	$1.57	$1.22	$1.12	$1.35	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	4	8	13	13	32	36
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.59	$1.43	$1.28	$1.37	$1.25	$0.92	$0.80	$0.89	$0.74	$0.53
Accumulation unit value at end of period	$1.35	$1.59	$1.43	$1.28	$1.37	$1.25	$0.92	$0.80	$0.89	$0.74
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Overseas Core Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.75	$1.40	$1.52	$1.48	$1.65	$1.38	$1.19	$1.39	$1.25	$1.00
Accumulation unit value at end of period	$1.43	$1.75	$1.40	$1.52	$1.48	$1.65	$1.38	$1.19	$1.39	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.37	$2.00	$1.70	$1.83	$1.68	$1.24	$1.07	$1.11	$0.94	$0.76
Accumulation unit value at end of period	$2.04	$2.37	$2.00	$1.70	$1.83	$1.68	$1.24	$1.07	$1.11	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (4/30/2004)
Accumulation unit value at beginning of period	$2.56	$2.29	$1.76	$1.92	$1.90	$1.44	$1.32	$1.44	$1.16	$0.95
Accumulation unit value at end of period	$2.05	$2.56	$2.29	$1.76	$1.92	$1.90	$1.44	$1.32	$1.44	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	2	8	14	197
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.03	$1.02	$1.02	$1.02	$0.99	$1.03	$1.03	$1.04	$1.03	$0.99
Accumulation unit value at end of period	$1.03	$1.03	$1.02	$1.02	$1.02	$0.99	$1.03	$1.03	$1.04	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	8	11	11	11	12	15	17	30	30	102
Credit Suisse Trust – Commodity Return Strategy Portfolio (5/1/2007)
Accumulation unit value at beginning of period	$0.45	$0.45	$0.41	$0.56	$0.69	$0.78	$0.82	$0.95	$0.83	$0.71
Accumulation unit value at end of period	$0.39	$0.45	$0.45	$0.41	$0.56	$0.69	$0.78	$0.82	$0.95	$0.83
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.29	$1.28	$1.21	$1.25	$1.17	$1.27	$1.22	$1.14	$1.11	$1.06
Accumulation unit value at end of period	$1.26	$1.29	$1.28	$1.21	$1.25	$1.17	$1.27	$1.22	$1.14	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	4	6	26	28	346
CTIVP® – Loomis Sayles Growth Fund (Class 1) (4/29/2016)
Accumulation unit value at beginning of period	$1.37	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.37	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVP® – MFS® Blended Research® Core Equity Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.48	$1.25	$1.16	$1.18	$1.08	$0.86	$0.79	$0.84	$0.76	$0.59
Accumulation unit value at end of period	$1.33	$1.48	$1.25	$1.16	$1.18	$1.08	$0.86	$0.79	$0.84	$0.76
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	1	4	21	21	391
CTIVP® – Victory Sycamore Established Value Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.56	$2.26	$1.91	$1.94	$1.77	$1.33	$1.16	$1.26	$1.06	$0.79
Accumulation unit value at end of period	$2.26	$2.56	$2.26	$1.91	$1.94	$1.77	$1.33	$1.16	$1.26	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	155

Variable account charges of 2.00% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.46	$2.18	$1.93	$2.02	$1.85	$1.40	$1.20	$1.22	$0.98	$0.74
Accumulation unit value at end of period	$2.03	$2.46	$2.18	$1.93	$2.02	$1.85	$1.40	$1.20	$1.22	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.75	$1.97	$1.93	$1.86	$1.78	$1.37	$1.21	$1.34	$1.06	$0.69
Accumulation unit value at end of period	$2.66	$2.75	$1.97	$1.93	$1.86	$1.78	$1.37	$1.21	$1.34	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	4	6	14	17	25	32
Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.09	$1.68	$1.59	$1.67	$1.58	$1.34	$1.24	$1.16	$1.03	$0.86
Accumulation unit value at end of period	$1.91	$2.09	$1.68	$1.59	$1.67	$1.58	$1.34	$1.24	$1.16	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.02	$0.82	$0.88	$0.89	$0.94	$0.81	$0.68	$0.81	$0.75	$0.61
Accumulation unit value at end of period	$0.84	$1.02	$0.82	$0.88	$0.89	$0.94	$0.81	$0.68	$0.81	$0.75
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.32	$1.05	$1.09	$1.14	$1.29	$1.07	$0.97	$1.22	$1.19	$0.93
Accumulation unit value at end of period	$1.07	$1.32	$1.05	$1.09	$1.14	$1.29	$1.07	$0.97	$1.22	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Eaton Vance VT Floating-Rate Income Fund – Initial Class (5/1/2007)
Accumulation unit value at beginning of period	$1.18	$1.16	$1.09	$1.12	$1.14	$1.12	$1.06	$1.06	$0.99	$0.70
Accumulation unit value at end of period	$1.16	$1.18	$1.16	$1.09	$1.12	$1.14	$1.12	$1.06	$1.06	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	3	4	9	23	164
Fidelity® VIP Contrafund® Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.56	$2.15	$2.04	$2.07	$1.89	$1.47	$1.29	$1.36	$1.18	$0.89
Accumulation unit value at end of period	$2.34	$2.56	$2.15	$2.04	$2.07	$1.89	$1.47	$1.29	$1.36	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	27	29	31	34	44	71	130	176	304	388
Fidelity® VIP Growth Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.36	$1.78	$1.81	$1.73	$1.59	$1.19	$1.06	$1.08	$0.89	$0.71
Accumulation unit value at end of period	$2.30	$2.36	$1.78	$1.81	$1.73	$1.59	$1.19	$1.06	$1.08	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.32	$1.30	$1.27	$1.31	$1.26	$1.31	$1.27	$1.21	$1.15	$1.01
Accumulation unit value at end of period	$1.29	$1.32	$1.30	$1.27	$1.31	$1.26	$1.31	$1.27	$1.21	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	17	19	18	19	22	36	48	65	78	287
Fidelity® VIP Mid Cap Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$3.03	$2.56	$2.33	$2.42	$2.33	$1.75	$1.56	$1.78	$1.41	$1.03
Accumulation unit value at end of period	$2.53	$3.03	$2.56	$2.33	$2.42	$2.33	$1.75	$1.56	$1.78	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	9	13	14	14	15	15	22	29	37	90
Fidelity® VIP Overseas Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.67	$1.31	$1.41	$1.40	$1.55	$1.22	$1.03	$1.27	$1.15	$0.93
Accumulation unit value at end of period	$1.39	$1.67	$1.31	$1.41	$1.40	$1.55	$1.22	$1.03	$1.27	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	10	9	11	11	15	26	40	47	84	93
Franklin Global Real Estate VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.47	$1.36	$1.38	$1.40	$1.24	$1.24	$0.99	$1.07	$0.90	$0.77
Accumulation unit value at end of period	$1.34	$1.47	$1.36	$1.38	$1.40	$1.24	$1.24	$0.99	$1.07	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	5	8	8	8	9	13	16	19	43	50
Franklin Income VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.85	$1.72	$1.54	$1.69	$1.65	$1.47	$1.33	$1.33	$1.20	$0.91
Accumulation unit value at end of period	$1.73	$1.85	$1.72	$1.54	$1.69	$1.65	$1.47	$1.33	$1.33	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	3	3	3	3	3	3	9	33	9
Franklin Mutual Shares VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.86	$1.75	$1.54	$1.65	$1.57	$1.25	$1.12	$1.15	$1.06	$0.86
Accumulation unit value at end of period	$1.66	$1.86	$1.75	$1.54	$1.65	$1.57	$1.25	$1.12	$1.15	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Rising Dividends VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.30	$1.95	$1.71	$1.82	$1.70	$1.34	$1.22	$1.18	$0.99	$0.86
Accumulation unit value at end of period	$2.14	$2.30	$1.95	$1.71	$1.82	$1.70	$1.34	$1.22	$1.18	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Small-Mid Cap Growth VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.13	$1.79	$1.76	$1.84	$1.75	$1.29	$1.19	$1.27	$1.02	$0.72
Accumulation unit value at end of period	$1.98	$2.13	$1.79	$1.76	$1.84	$1.75	$1.29	$1.19	$1.27	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

156	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 2.00% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.50	$2.30	$2.06	$2.32	$2.08	$1.60	$1.38	$1.50	$1.22	$0.94
Accumulation unit value at end of period	$2.20	$2.50	$2.30	$2.06	$2.32	$2.08	$1.60	$1.38	$1.50	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	7	11	11	12	14	22	41	53	87	155
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.73	$1.42	$1.31	$1.33	$1.17	$0.87	$0.77	$0.76	$0.69	$0.58
Accumulation unit value at end of period	$1.59	$1.73	$1.42	$1.31	$1.33	$1.17	$0.87	$0.77	$0.76	$0.69
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.78	$1.43	$1.43	$1.39	$1.32	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$1.68	$1.78	$1.43	$1.43	$1.39	$1.32	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.18	$1.89	$1.65	$1.79	$1.67	$1.26	$1.08	$1.13	$0.99	$0.79
Accumulation unit value at end of period	$1.87	$2.18	$1.89	$1.65	$1.79	$1.67	$1.26	$1.08	$1.13	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	31	35	37	41	49	75	141	195	315	440
Invesco V.I. Health Care Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.76	$1.55	$1.79	$1.78	$1.52	$1.11	$0.94	$0.92	$0.89	$0.72
Accumulation unit value at end of period	$1.74	$1.76	$1.55	$1.79	$1.78	$1.52	$1.11	$0.94	$0.92	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. International Growth Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.16	$0.97	$0.99	$1.04	$1.06	$0.91	$0.81	$0.88	$0.80	$0.61
Accumulation unit value at end of period	$0.97	$1.16	$0.97	$0.99	$1.04	$1.06	$0.91	$0.81	$0.88	$0.80
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	2	14	41	282
Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.95	$1.74	$1.57	$1.67	$1.63	$1.30	$1.20	$1.31	$1.17	$0.92
Accumulation unit value at end of period	$1.69	$1.95	$1.74	$1.57	$1.67	$1.63	$1.30	$1.20	$1.31	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	1	1	3	4	4	3	5
Invesco V.I. Mid Cap Growth Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.60	$1.34	$1.36	$1.37	$1.30	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$1.48	$1.60	$1.34	$1.36	$1.37	$1.30	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Value Opportunities Fund, Series II Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.51	$1.31	$1.14	$1.30	$1.24	$0.95	$0.83	$0.87	$0.83	$0.57
Accumulation unit value at end of period	$1.19	$1.51	$1.31	$1.14	$1.30	$1.24	$0.95	$0.83	$0.87	$0.83
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	3	4	13	16	17	17	25
Janus Henderson VIT Research Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.77	$1.42	$1.44	$1.40	$1.27	$0.99	$0.86	$0.93	$0.83	$0.62
Accumulation unit value at end of period	$1.69	$1.77	$1.42	$1.44	$1.40	$1.27	$0.99	$0.86	$0.93	$0.83
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	1	3	16	16	314
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (3/27/2015)
Accumulation unit value at beginning of period	$1.26	$1.00	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.24	$1.26	$1.00	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
MFS® New Discovery Series – Service Class (4/30/2004)
Accumulation unit value at beginning of period	$2.48	$2.00	$1.88	$1.96	$2.16	$1.56	$1.32	$1.50	$1.13	$0.71
Accumulation unit value at end of period	$2.39	$2.48	$2.00	$1.88	$1.96	$2.16	$1.56	$1.32	$1.50	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
MFS® Total Return Series – Service Class (4/30/2004)
Accumulation unit value at beginning of period	$1.75	$1.60	$1.50	$1.54	$1.45	$1.24	$1.14	$1.15	$1.07	$0.93
Accumulation unit value at end of period	$1.62	$1.75	$1.60	$1.50	$1.54	$1.45	$1.24	$1.14	$1.15	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	8	9	9	9	9	9	9	9	9	—
MFS® Utilities Series – Service Class (4/30/2004)
Accumulation unit value at beginning of period	$3.09	$2.75	$2.52	$3.02	$2.74	$2.32	$2.09	$2.00	$1.80	$1.38
Accumulation unit value at end of period	$3.05	$3.09	$2.75	$2.52	$3.02	$2.74	$2.32	$2.09	$2.00	$1.80
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.01	$0.94	$0.93	$0.96	$0.86	$0.86	$0.67	$0.77	$0.64	$0.46
Accumulation unit value at end of period	$0.91	$1.01	$0.94	$0.93	$0.96	$0.86	$0.86	$0.67	$0.77	$0.64
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	2	6	64
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.70	$1.25	$1.40	$1.52	$1.52	$1.13	$1.06	$1.17	$0.90	$0.58
Accumulation unit value at end of period	$1.84	$1.70	$1.25	$1.40	$1.52	$1.52	$1.13	$1.06	$1.17	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	157

Variable account charges of 2.00% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.61	$2.58	$2.47	$2.48	$1.95	$1.96	$1.73	$1.67	$1.31	$1.04
Accumulation unit value at end of period	$2.35	$2.61	$2.58	$2.47	$2.48	$1.95	$1.96	$1.73	$1.67	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	3	3	3	3	3	5
Oppenheimer Capital Appreciation Fund/VA, Service Shares* (4/30/2004)
Accumulation unit value at beginning of period	$1.91	$1.54	$1.61	$1.59	$1.41	$1.11	$1.00	$1.03	$0.96	$0.68
Accumulation unit value at end of period	$1.76	$1.91	$1.54	$1.61	$1.59	$1.41	$1.11	$1.00	$1.03	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	7	7	8	8	11	17	36	44	77	70
*Oppenheimer Capital Appreciation Fund/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Capital Appreciation Fund, Series II Shares on or about May 24, 2019.
Oppenheimer Global Fund/VA, Service Shares* (4/30/2004)
Accumulation unit value at beginning of period	$2.45	$1.83	$1.87	$1.84	$1.84	$1.48	$1.25	$1.39	$1.23	$0.90
Accumulation unit value at end of period	$2.08	$2.45	$1.83	$1.87	$1.84	$1.84	$1.48	$1.25	$1.39	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	3	3	3	3	3	3	3	3	3
*Oppenheimer Global Fund/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Global Fund, Series II Shares on or about May 24, 2019.
Oppenheimer Global Strategic Income Fund/VA, Service Shares* (4/30/2004)
Accumulation unit value at beginning of period	$1.47	$1.42	$1.36	$1.42	$1.42	$1.45	$1.31	$1.32	$1.18	$1.01
Accumulation unit value at end of period	$1.38	$1.47	$1.42	$1.36	$1.42	$1.42	$1.45	$1.31	$1.32	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	45	45	45	48	56	93	111	156	263	573
*Oppenheimer Global Strategic Income Fund/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares on or about May 24, 2019.
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares* (4/30/2004)
Accumulation unit value at beginning of period	$2.64	$2.36	$2.05	$2.23	$2.03	$1.48	$1.28	$1.34	$1.11	$0.83
Accumulation unit value at end of period	$2.31	$2.64	$2.36	$2.05	$2.23	$2.03	$1.48	$1.28	$1.34	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
*Oppenheimer Main Street Small Cap Fund®/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares on or about May 24, 2019.
PIMCO VIT All Asset Portfolio, Advisor Class (5/1/2007)
Accumulation unit value at beginning of period	$1.33	$1.20	$1.08	$1.22	$1.24	$1.26	$1.12	$1.12	$1.01	$0.85
Accumulation unit value at end of period	$1.23	$1.33	$1.20	$1.08	$1.22	$1.24	$1.26	$1.12	$1.12	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	3	4	12	12	192
Putnam VT Global Health Care Fund – Class IB Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.36	$2.09	$2.40	$2.27	$1.82	$1.31	$1.09	$1.13	$1.12	$0.91
Accumulation unit value at end of period	$2.30	$2.36	$2.09	$2.40	$2.27	$1.82	$1.31	$1.09	$1.13	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	2	2	2	2	2	2	2	2	2
Putnam VT International Equity Fund – Class IB Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.57	$1.26	$1.32	$1.35	$1.47	$1.17	$0.98	$1.21	$1.12	$0.92
Accumulation unit value at end of period	$1.24	$1.57	$1.26	$1.32	$1.35	$1.47	$1.17	$0.98	$1.21	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Putnam VT Small Cap Value Fund – Class IB Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.13	$2.02	$1.62	$1.72	$1.70	$1.24	$1.08	$1.15	$0.93	$0.72
Accumulation unit value at end of period	$1.67	$2.13	$2.02	$1.62	$1.72	$1.70	$1.24	$1.08	$1.15	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	2	2	2
Putnam VT Sustainable Leaders Fund – Class IB Shares (9/24/2010)
Accumulation unit value at beginning of period	$2.34	$1.84	$1.75	$1.79	$1.61	$1.20	$1.05	$1.13	$1.00	—
Accumulation unit value at end of period	$2.25	$2.34	$1.84	$1.75	$1.79	$1.61	$1.20	$1.05	$1.13	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Templeton Global Bond VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.85	$1.85	$1.84	$1.96	$1.96	$1.97	$1.75	$1.80	$1.60	$1.38
Accumulation unit value at end of period	$1.85	$1.85	$1.85	$1.84	$1.96	$1.96	$1.97	$1.75	$1.80	$1.60
Number of accumulation units outstanding at end of period (000 omitted)	20	21	21	21	24	39	46	63	115	259
Templeton Growth VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.65	$1.42	$1.32	$1.45	$1.52	$1.18	$1.00	$1.09	$1.04	$0.81
Accumulation unit value at end of period	$1.38	$1.65	$1.42	$1.32	$1.45	$1.52	$1.18	$1.00	$1.09	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.70	$1.46	$1.40	$1.44	$1.39	$1.18	$1.06	$1.11	$1.00	—
Accumulation unit value at end of period	$1.52	$1.70	$1.46	$1.40	$1.44	$1.39	$1.18	$1.06	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	183	185	187	189	191	192	194	196	167	—
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.70	$1.46	$1.41	$1.44	$1.40	$1.18	$1.06	$1.11	$1.00	—
Accumulation unit value at end of period	$1.52	$1.70	$1.46	$1.41	$1.44	$1.40	$1.18	$1.06	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	14	15	17	20	22	24	26	29	132	—

158	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 2.00% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.19	$1.13	$1.12	$1.14	$1.12	$1.10	$1.05	$1.04	$1.00	—
Accumulation unit value at end of period	$1.13	$1.19	$1.13	$1.12	$1.14	$1.12	$1.10	$1.05	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	98	272	438	445	497	620	633	559	683	—
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.19	$1.13	$1.12	$1.14	$1.12	$1.10	$1.05	$1.04	$1.00	—
Accumulation unit value at end of period	$1.13	$1.19	$1.13	$1.12	$1.14	$1.12	$1.10	$1.05	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	226	115	155	161	168	66	66	67	175	—
Variable Portfolio – Managed Risk Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.04	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$1.04	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.06	$1.00	$0.99	$1.02	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.06	$1.00	$0.99	$1.02	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	36	41	45	50	54	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.10	$1.01	$1.00	$1.03	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.10	$1.01	$1.00	$1.03	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.17	$1.01	$1.00	$1.06	$1.03	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.17	$1.01	$1.00	$1.06	$1.03	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.14	$1.01	$1.00	$1.05	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.14	$1.01	$1.00	$1.05	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	201	219	397	417	404	256	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.45	$1.30	$1.27	$1.30	$1.27	$1.16	$1.07	$1.09	$1.00	—
Accumulation unit value at end of period	$1.34	$1.45	$1.30	$1.27	$1.30	$1.27	$1.16	$1.07	$1.09	—
Number of accumulation units outstanding at end of period (000 omitted)	1,388	1,421	1,905	2,370	2,142	2,214	1,827	1,745	1,181	—
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.45	$1.30	$1.27	$1.31	$1.27	$1.16	$1.07	$1.09	$1.00	—
Accumulation unit value at end of period	$1.34	$1.45	$1.30	$1.27	$1.31	$1.27	$1.16	$1.07	$1.09	—
Number of accumulation units outstanding at end of period (000 omitted)	1,674	1,895	2,030	2,052	2,334	2,589	3,343	3,206	3,977	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.57	$1.38	$1.34	$1.38	$1.33	$1.17	$1.07	$1.10	$1.00	—
Accumulation unit value at end of period	$1.43	$1.57	$1.38	$1.34	$1.38	$1.33	$1.17	$1.07	$1.10	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	138	460	643	1,013	1,623	1,506	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.57	$1.38	$1.34	$1.38	$1.34	$1.17	$1.07	$1.10	$1.00	—
Accumulation unit value at end of period	$1.43	$1.57	$1.38	$1.34	$1.38	$1.34	$1.17	$1.07	$1.10	—
Number of accumulation units outstanding at end of period (000 omitted)	212	279	282	798	940	1,059	1,723	2,462	2,178	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.31	$1.21	$1.19	$1.22	$1.19	$1.13	$1.06	$1.06	$1.00	—
Accumulation unit value at end of period	$1.23	$1.31	$1.21	$1.19	$1.22	$1.19	$1.13	$1.06	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	179	184	188	193	290	297	371	394	620	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.31	$1.22	$1.19	$1.22	$1.19	$1.13	$1.06	$1.06	$1.00	—
Accumulation unit value at end of period	$1.23	$1.31	$1.22	$1.19	$1.22	$1.19	$1.13	$1.06	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	—	315	319	—	—	—	58	61	100	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.26	$2.16	$1.75	$1.97	$1.97	$1.49	$1.34	$1.43	$1.17	$0.88
Accumulation unit value at end of period	$1.91	$2.26	$2.16	$1.75	$1.97	$1.97	$1.49	$1.34	$1.43	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	13	13	14	16	22	37	69	82	136	167
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.10	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.10	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	159

Variable account charges of 2.00% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.20	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.20	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.15	$1.02	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.09	$1.15	$1.02	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wanger International (4/30/2004)
Accumulation unit value at beginning of period	$2.91	$2.23	$2.31	$2.35	$2.51	$2.09	$1.76	$2.10	$1.71	$1.17
Accumulation unit value at end of period	$2.34	$2.91	$2.23	$2.31	$2.35	$2.51	$2.09	$1.76	$2.10	$1.71
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	5	7	17	23	22	79
Wanger USA (4/30/2004)
Accumulation unit value at beginning of period	$2.61	$2.22	$2.00	$2.05	$1.99	$1.52	$1.29	$1.37	$1.13	$0.81
Accumulation unit value at end of period	$2.52	$2.61	$2.22	$2.00	$2.05	$1.99	$1.52	$1.29	$1.37	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	7	7	8	9	12	19	36	48	83	154
Wells Fargo VT Index Asset Allocation Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.03	$1.85	$1.75	$1.76	$1.52	$1.30	$1.17	$1.12	$1.01	$0.89
Accumulation unit value at end of period	$1.93	$2.03	$1.85	$1.75	$1.76	$1.52	$1.30	$1.17	$1.12	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wells Fargo VT International Equity Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.65	$1.36	$1.34	$1.34	$1.45	$1.23	$1.11	$1.30	$1.14	$1.01
Accumulation unit value at end of period	$1.34	$1.65	$1.36	$1.34	$1.34	$1.45	$1.23	$1.11	$1.30	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	2	1	2	2	2	9
Wells Fargo VT Omega Growth Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.78	$2.11	$2.14	$2.15	$2.11	$1.54	$1.31	$1.41	$1.20	$0.86
Accumulation unit value at end of period	$2.73	$2.78	$2.11	$2.14	$2.15	$2.11	$1.54	$1.31	$1.41	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	10	11	13	14	18	25	38	58	114	14
Wells Fargo VT Opportunity Fund – Class 2 (8/26/2011)
Accumulation unit value at beginning of period	$2.02	$1.71	$1.56	$1.64	$1.52	$1.18	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.84	$2.02	$1.71	$1.56	$1.64	$1.52	$1.18	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.74	$2.22	$2.10	$2.21	$2.30	$1.56	$1.48	$1.58	$1.27	$0.85
Accumulation unit value at end of period	$2.72	$2.74	$2.22	$2.10	$2.21	$2.30	$1.56	$1.48	$1.58	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	1	1	1	1	3	—

Variable account charges of 2.05% of the daily net assets of the variable account.

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AB VPS Balanced Wealth Strategy Portfolio (Class B) (9/26/2008)
Accumulation unit value at beginning of period	$1.57	$1.38	$1.35	$1.36	$1.30	$1.14	$1.03	$1.08	$1.00	$0.82
Accumulation unit value at end of period	$1.44	$1.57	$1.38	$1.35	$1.36	$1.30	$1.14	$1.03	$1.08	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (5/1/2007)
Accumulation unit value at beginning of period	$1.38	$1.04	$1.07	$1.06	$1.03	$0.86	$0.77	$1.03	$0.89	$0.59
Accumulation unit value at end of period	$1.22	$1.38	$1.04	$1.07	$1.06	$1.03	$0.86	$0.77	$1.03	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
AB VPS Growth and Income Portfolio (Class B) (4/30/2004)
Accumulation unit value at beginning of period	$2.08	$1.79	$1.65	$1.66	$1.55	$1.17	$1.02	$0.98	$0.89	$0.75
Accumulation unit value at end of period	$1.92	$2.08	$1.79	$1.65	$1.66	$1.55	$1.17	$1.02	$0.98	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	63	67	69	72	80	66
AB VPS International Value Portfolio (Class B) (4/30/2004)
Accumulation unit value at beginning of period	$1.33	$1.09	$1.12	$1.12	$1.22	$1.01	$0.91	$1.15	$1.12	$0.85
Accumulation unit value at end of period	$1.01	$1.33	$1.09	$1.12	$1.12	$1.22	$1.01	$0.91	$1.15	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	220	199	237	253	293	318	413	466	506	1,095
American Century VP Inflation Protection, Class II (4/30/2004)
Accumulation unit value at beginning of period	$1.24	$1.22	$1.19	$1.25	$1.23	$1.38	$1.31	$1.19	$1.16	$1.07
Accumulation unit value at end of period	$1.18	$1.24	$1.22	$1.19	$1.25	$1.23	$1.38	$1.31	$1.19	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	365	380	391	454	518	590	555	652	895	890
American Century VP International, Class II (4/30/2004)
Accumulation unit value at beginning of period	$1.80	$1.41	$1.52	$1.54	$1.67	$1.39	$1.18	$1.37	$1.23	$0.94
Accumulation unit value at end of period	$1.50	$1.80	$1.41	$1.52	$1.54	$1.67	$1.39	$1.18	$1.37	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	13

160	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 2.05% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
American Century VP Mid Cap Value, Class II (5/1/2007)
Accumulation unit value at beginning of period	$1.99	$1.82	$1.52	$1.57	$1.38	$1.08	$0.95	$0.98	$0.84	$0.66
Accumulation unit value at end of period	$1.70	$1.99	$1.82	$1.52	$1.57	$1.38	$1.08	$0.95	$0.98	$0.84
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Ultra®, Class II (4/30/2004)
Accumulation unit value at beginning of period	$2.22	$1.71	$1.68	$1.61	$1.50	$1.12	$1.00	$1.01	$0.89	$0.68
Accumulation unit value at end of period	$2.18	$2.22	$1.71	$1.68	$1.61	$1.50	$1.12	$1.00	$1.01	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	9	13	21	27	32	42	51	83	143	194
American Century VP Value, Class II (4/30/2004)
Accumulation unit value at beginning of period	$2.09	$1.96	$1.66	$1.77	$1.60	$1.24	$1.11	$1.12	$1.01	$0.86
Accumulation unit value at end of period	$1.85	$2.09	$1.96	$1.66	$1.77	$1.60	$1.24	$1.11	$1.12	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
ClearBridge Variable Small Cap Growth Portfolio – Class I (5/1/2007)
Accumulation unit value at beginning of period	$2.07	$1.70	$1.64	$1.75	$1.71	$1.19	$1.02	$1.02	$0.83	$0.60
Accumulation unit value at end of period	$2.09	$2.07	$1.70	$1.64	$1.75	$1.71	$1.19	$1.02	$1.02	$0.83
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.13	$1.75	$1.65	$1.68	$1.48	$1.13	$1.02	$0.99	$0.86	$0.70
Accumulation unit value at end of period	$2.01	$2.13	$1.75	$1.65	$1.68	$1.48	$1.13	$1.02	$0.99	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	21	26	31	64	86	102	119	190	352	415
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.19	$1.95	$1.76	$1.84	$1.71	$1.38	$1.23	$1.33	$1.16	$0.93
Accumulation unit value at end of period	$2.02	$2.19	$1.95	$1.76	$1.84	$1.71	$1.38	$1.23	$1.33	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	190	209	231	258	284	368	477	561	658	2,652
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.74	$1.90	$1.85	$2.07	$2.17	$2.25	$1.91	$2.46	$2.10	$1.23
Accumulation unit value at end of period	$2.10	$2.74	$1.90	$1.85	$2.07	$2.17	$2.25	$1.91	$2.46	$2.10
Number of accumulation units outstanding at end of period (000 omitted)	57	50	69	80	83	94	166	188	195	488
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$0.88	$0.89	$0.91	$0.93	$0.95	$0.97	$0.99	$1.01	$1.03	$1.05
Accumulation unit value at end of period	$0.87	$0.88	$0.89	$0.91	$0.93	$0.95	$0.97	$0.99	$1.01	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	488	515	524	131	150	161	164	246	398	1,050
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.01	$1.93	$1.77	$1.82	$1.79	$1.73	$1.52	$1.47	$1.32	$0.87
Accumulation unit value at end of period	$1.89	$2.01	$1.93	$1.77	$1.82	$1.79	$1.73	$1.52	$1.47	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	50	52	56	72	75	81	110	131	160	218
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (6/1/2004)
Accumulation unit value at beginning of period	$1.95	$1.87	$1.72	$1.77	$1.74	$1.69	$1.51	$1.45	$1.31	$0.94
Accumulation unit value at end of period	$1.83	$1.95	$1.87	$1.72	$1.77	$1.74	$1.69	$1.51	$1.45	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	18	22	25	7	12	15	20	25	53	1,448
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.32	$1.30	$1.27	$1.29	$1.25	$1.31	$1.24	$1.19	$1.12	$1.00
Accumulation unit value at end of period	$1.29	$1.32	$1.30	$1.27	$1.29	$1.25	$1.31	$1.24	$1.19	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	44	45	44	45	64	73	80	92	229	3,293
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.22	$1.77	$1.78	$1.67	$1.49	$1.17	$0.99	$1.05	$0.91	$0.68
Accumulation unit value at end of period	$2.08	$2.22	$1.77	$1.78	$1.67	$1.49	$1.17	$0.99	$1.05	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	6	7	9	9	10	14	15	10	20	84
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.28	$1.92	$1.75	$1.77	$1.60	$1.24	$1.09	$1.10	$0.98	$0.79
Accumulation unit value at end of period	$2.12	$2.28	$1.92	$1.75	$1.77	$1.60	$1.24	$1.09	$1.10	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	13	13	13	13	13	13
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.04	$1.70	$1.70	$1.64	$1.56	$1.22	$1.12	$1.34	$1.08	$0.68
Accumulation unit value at end of period	$1.90	$2.04	$1.70	$1.70	$1.64	$1.56	$1.22	$1.12	$1.34	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	3	3	4	8	11	11	12	17	29	34
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.58	$1.42	$1.27	$1.37	$1.24	$0.92	$0.79	$0.88	$0.74	$0.53
Accumulation unit value at end of period	$1.34	$1.58	$1.42	$1.27	$1.37	$1.24	$0.92	$0.79	$0.88	$0.74
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Overseas Core Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.74	$1.39	$1.51	$1.47	$1.64	$1.37	$1.19	$1.39	$1.24	$0.99
Accumulation unit value at end of period	$1.42	$1.74	$1.39	$1.51	$1.47	$1.64	$1.37	$1.19	$1.39	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	161

Variable account charges of 2.05% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.36	$1.99	$1.70	$1.82	$1.67	$1.24	$1.07	$1.11	$0.94	$0.76
Accumulation unit value at end of period	$2.02	$2.36	$1.99	$1.70	$1.82	$1.67	$1.24	$1.07	$1.11	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	8	8	8	8	8	8
Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (4/30/2004)
Accumulation unit value at beginning of period	$2.54	$2.27	$1.75	$1.91	$1.89	$1.44	$1.32	$1.43	$1.16	$0.95
Accumulation unit value at end of period	$2.04	$2.54	$2.27	$1.75	$1.91	$1.89	$1.44	$1.32	$1.43	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	4	6	13	13	20	1,244
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.03	$1.01	$1.01	$1.02	$0.98	$1.02	$1.03	$1.03	$1.03	$0.99
Accumulation unit value at end of period	$1.02	$1.03	$1.01	$1.01	$1.02	$0.98	$1.02	$1.03	$1.03	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	104	107	120	134	164	195	295	311	415	848
Credit Suisse Trust – Commodity Return Strategy Portfolio (5/1/2007)
Accumulation unit value at beginning of period	$0.45	$0.45	$0.41	$0.56	$0.69	$0.78	$0.82	$0.95	$0.83	$0.71
Accumulation unit value at end of period	$0.39	$0.45	$0.45	$0.41	$0.56	$0.69	$0.78	$0.82	$0.95	$0.83
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.28	$1.28	$1.20	$1.24	$1.17	$1.26	$1.22	$1.13	$1.11	$1.06
Accumulation unit value at end of period	$1.25	$1.28	$1.28	$1.20	$1.24	$1.17	$1.26	$1.22	$1.13	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	26	28	29	31	42	51	56	64	145	2,396
CTIVP® – Loomis Sayles Growth Fund (Class 1) (4/29/2016)
Accumulation unit value at beginning of period	$1.37	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.37	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVP® – MFS® Blended Research® Core Equity Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.47	$1.25	$1.16	$1.18	$1.08	$0.85	$0.79	$0.83	$0.76	$0.59
Accumulation unit value at end of period	$1.32	$1.47	$1.25	$1.16	$1.18	$1.08	$0.85	$0.79	$0.83	$0.76
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	7	12	25	26	43	2,451
CTIVP® – Victory Sycamore Established Value Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.54	$2.24	$1.90	$1.93	$1.76	$1.32	$1.15	$1.26	$1.06	$0.79
Accumulation unit value at end of period	$2.24	$2.54	$2.24	$1.90	$1.93	$1.76	$1.32	$1.15	$1.26	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.44	$2.17	$1.92	$2.01	$1.84	$1.39	$1.19	$1.21	$0.98	$0.74
Accumulation unit value at end of period	$2.02	$2.44	$2.17	$1.92	$2.01	$1.84	$1.39	$1.19	$1.21	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.73	$1.96	$1.92	$1.85	$1.77	$1.36	$1.21	$1.34	$1.05	$0.68
Accumulation unit value at end of period	$2.64	$2.73	$1.96	$1.92	$1.85	$1.77	$1.36	$1.21	$1.34	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	18	20	27	30	37	45	56	68	90	125
Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.08	$1.67	$1.58	$1.66	$1.57	$1.33	$1.23	$1.16	$1.03	$0.86
Accumulation unit value at end of period	$1.89	$2.08	$1.67	$1.58	$1.66	$1.57	$1.33	$1.23	$1.16	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	5	5	5	5	67	68	68	68	68	62
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.01	$0.81	$0.88	$0.89	$0.93	$0.81	$0.67	$0.81	$0.75	$0.61
Accumulation unit value at end of period	$0.83	$1.01	$0.81	$0.88	$0.89	$0.93	$0.81	$0.67	$0.81	$0.75
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.31	$1.04	$1.08	$1.14	$1.28	$1.07	$0.97	$1.22	$1.19	$0.93
Accumulation unit value at end of period	$1.06	$1.31	$1.04	$1.08	$1.14	$1.28	$1.07	$0.97	$1.22	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Eaton Vance VT Floating-Rate Income Fund – Initial Class (5/1/2007)
Accumulation unit value at beginning of period	$1.17	$1.16	$1.09	$1.12	$1.14	$1.12	$1.06	$1.06	$0.99	$0.70
Accumulation unit value at end of period	$1.15	$1.17	$1.16	$1.09	$1.12	$1.14	$1.12	$1.06	$1.06	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	5	6	11	11	23	1,039
Fidelity® VIP Contrafund® Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.54	$2.14	$2.02	$2.06	$1.88	$1.47	$1.29	$1.35	$1.18	$0.89
Accumulation unit value at end of period	$2.33	$2.54	$2.14	$2.02	$2.06	$1.88	$1.47	$1.29	$1.35	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	201	246	286	333	401	509	641	784	1,031	1,610
Fidelity® VIP Growth Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.34	$1.77	$1.80	$1.72	$1.58	$1.19	$1.06	$1.08	$0.89	$0.71
Accumulation unit value at end of period	$2.29	$2.34	$1.77	$1.80	$1.72	$1.58	$1.19	$1.06	$1.08	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	8	8	8	8	8	8

162	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 2.05% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.32	$1.29	$1.26	$1.30	$1.25	$1.31	$1.26	$1.21	$1.14	$1.01
Accumulation unit value at end of period	$1.28	$1.32	$1.29	$1.26	$1.30	$1.25	$1.31	$1.26	$1.21	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	66	79	91	102	118	151	146	180	323	1,730
Fidelity® VIP Mid Cap Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$3.00	$2.54	$2.32	$2.41	$2.32	$1.74	$1.55	$1.78	$1.41	$1.03
Accumulation unit value at end of period	$2.51	$3.00	$2.54	$2.32	$2.41	$2.32	$1.74	$1.55	$1.78	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	31	33	37	49	63	82	111	123	166	606
Fidelity® VIP Overseas Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.66	$1.30	$1.40	$1.39	$1.54	$1.21	$1.03	$1.27	$1.15	$0.93
Accumulation unit value at end of period	$1.38	$1.66	$1.30	$1.40	$1.39	$1.54	$1.21	$1.03	$1.27	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	46	45	55	66	79	80	106	142	174	230
Franklin Global Real Estate VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.46	$1.35	$1.37	$1.39	$1.23	$1.23	$0.99	$1.07	$0.90	$0.77
Accumulation unit value at end of period	$1.33	$1.46	$1.35	$1.37	$1.39	$1.23	$1.23	$0.99	$1.07	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	2	2	2	2	3	5	13
Franklin Income VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.84	$1.71	$1.53	$1.68	$1.64	$1.47	$1.33	$1.33	$1.20	$0.90
Accumulation unit value at end of period	$1.72	$1.84	$1.71	$1.53	$1.68	$1.64	$1.47	$1.33	$1.33	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	16	52	53	54	146	190	207	208	324	322
Franklin Mutual Shares VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.85	$1.74	$1.53	$1.64	$1.57	$1.25	$1.11	$1.15	$1.05	$0.85
Accumulation unit value at end of period	$1.65	$1.85	$1.74	$1.53	$1.64	$1.57	$1.25	$1.11	$1.15	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	1	1	1	19	19
Franklin Rising Dividends VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.29	$1.94	$1.70	$1.81	$1.70	$1.33	$1.22	$1.17	$0.99	$0.86
Accumulation unit value at end of period	$2.13	$2.29	$1.94	$1.70	$1.81	$1.70	$1.33	$1.22	$1.17	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	17	18
Franklin Small-Mid Cap Growth VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.12	$1.78	$1.74	$1.83	$1.74	$1.28	$1.18	$1.27	$1.01	$0.72
Accumulation unit value at end of period	$1.96	$2.12	$1.78	$1.74	$1.83	$1.74	$1.28	$1.18	$1.27	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.48	$2.28	$2.05	$2.30	$2.07	$1.59	$1.37	$1.49	$1.22	$0.94
Accumulation unit value at end of period	$2.18	$2.48	$2.28	$2.05	$2.30	$2.07	$1.59	$1.37	$1.49	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	57	61	66	79	90	115	152	200	281	737
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.72	$1.41	$1.30	$1.33	$1.17	$0.87	$0.77	$0.76	$0.68	$0.58
Accumulation unit value at end of period	$1.58	$1.72	$1.41	$1.30	$1.33	$1.17	$0.87	$0.77	$0.76	$0.68
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.78	$1.43	$1.43	$1.39	$1.31	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$1.67	$1.78	$1.43	$1.43	$1.39	$1.31	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	2	65	67	68	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.16	$1.88	$1.64	$1.78	$1.67	$1.25	$1.08	$1.12	$0.99	$0.79
Accumulation unit value at end of period	$1.85	$2.16	$1.88	$1.64	$1.78	$1.67	$1.25	$1.08	$1.12	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	234	250	286	345	455	556	724	913	1,141	1,947
Invesco V.I. Health Care Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.75	$1.55	$1.79	$1.77	$1.52	$1.10	$0.93	$0.92	$0.89	$0.72
Accumulation unit value at end of period	$1.72	$1.75	$1.55	$1.79	$1.77	$1.52	$1.10	$0.93	$0.92	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. International Growth Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.16	$0.96	$0.99	$1.03	$1.06	$0.91	$0.80	$0.88	$0.80	$0.60
Accumulation unit value at end of period	$0.96	$1.16	$0.96	$0.99	$1.03	$1.06	$0.91	$0.80	$0.88	$0.80
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	5	8	18	19	29	1,918
Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.94	$1.73	$1.56	$1.66	$1.63	$1.29	$1.19	$1.30	$1.17	$0.92
Accumulation unit value at end of period	$1.68	$1.94	$1.73	$1.56	$1.66	$1.63	$1.29	$1.19	$1.30	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	1	2	2	4	5	6	8	12	19	25
Invesco V.I. Mid Cap Growth Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.60	$1.33	$1.35	$1.37	$1.30	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$1.47	$1.60	$1.33	$1.35	$1.37	$1.30	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	163

Variable account charges of 2.05% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Invesco V.I. Value Opportunities Fund, Series II Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.50	$1.30	$1.13	$1.29	$1.24	$0.95	$0.82	$0.87	$0.83	$0.57
Accumulation unit value at end of period	$1.18	$1.50	$1.30	$1.13	$1.29	$1.24	$0.95	$0.82	$0.87	$0.83
Number of accumulation units outstanding at end of period (000 omitted)	6	8	8	19	22	27	34	64	102	126
Janus Henderson VIT Research Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.76	$1.41	$1.43	$1.39	$1.26	$0.99	$0.85	$0.92	$0.82	$0.62
Accumulation unit value at end of period	$1.68	$1.76	$1.41	$1.43	$1.39	$1.26	$0.99	$0.85	$0.92	$0.82
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	6	10	20	22	35	2,001
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (3/27/2015)
Accumulation unit value at beginning of period	$1.26	$1.00	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.24	$1.26	$1.00	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
MFS® New Discovery Series – Service Class (4/30/2004)
Accumulation unit value at beginning of period	$2.46	$1.99	$1.87	$1.95	$2.15	$1.55	$1.31	$1.50	$1.12	$0.70
Accumulation unit value at end of period	$2.37	$2.46	$1.99	$1.87	$1.95	$2.15	$1.55	$1.31	$1.50	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	28
MFS® Total Return Series – Service Class (4/30/2004)
Accumulation unit value at beginning of period	$1.74	$1.59	$1.49	$1.53	$1.44	$1.24	$1.14	$1.15	$1.07	$0.93
Accumulation unit value at end of period	$1.61	$1.74	$1.59	$1.49	$1.53	$1.44	$1.24	$1.14	$1.15	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	21	21
MFS® Utilities Series – Service Class (4/30/2004)
Accumulation unit value at beginning of period	$3.06	$2.73	$2.51	$3.00	$2.72	$2.31	$2.09	$2.00	$1.80	$1.38
Accumulation unit value at end of period	$3.03	$3.06	$2.73	$2.51	$3.00	$2.72	$2.31	$2.09	$2.00	$1.80
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	48
Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.01	$0.94	$0.93	$0.96	$0.86	$0.86	$0.67	$0.76	$0.64	$0.46
Accumulation unit value at end of period	$0.91	$1.01	$0.94	$0.93	$0.96	$0.86	$0.86	$0.67	$0.76	$0.64
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	2	2	4	5	6	395
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.69	$1.24	$1.39	$1.51	$1.52	$1.13	$1.06	$1.16	$0.90	$0.58
Accumulation unit value at end of period	$1.83	$1.69	$1.24	$1.39	$1.51	$1.52	$1.13	$1.06	$1.16	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.59	$2.57	$2.46	$2.46	$1.94	$1.95	$1.72	$1.66	$1.31	$1.04
Accumulation unit value at end of period	$2.33	$2.59	$2.57	$2.46	$2.46	$1.94	$1.95	$1.72	$1.66	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	2	3	3	3	6	10	10	12	20	38
Oppenheimer Capital Appreciation Fund/VA, Service Shares* (4/30/2004)
Accumulation unit value at beginning of period	$1.90	$1.53	$1.60	$1.58	$1.40	$1.11	$0.99	$1.03	$0.96	$0.68
Accumulation unit value at end of period	$1.75	$1.90	$1.53	$1.60	$1.58	$1.40	$1.11	$0.99	$1.03	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	50	57	70	75	103	140	157	198	273	327
*Oppenheimer Capital Appreciation Fund/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Capital Appreciation Fund, Series II Shares on or about May 24, 2019.
Oppenheimer Global Fund/VA, Service Shares* (4/30/2004)
Accumulation unit value at beginning of period	$2.43	$1.82	$1.86	$1.83	$1.83	$1.47	$1.24	$1.39	$1.22	$0.90
Accumulation unit value at end of period	$2.07	$2.43	$1.82	$1.86	$1.83	$1.83	$1.47	$1.24	$1.39	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	2	18	19	19	19	19	20	20	20	20
*Oppenheimer Global Fund/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Global Fund, Series II Shares on or about May 24, 2019.
Oppenheimer Global Strategic Income Fund/VA, Service Shares* (4/30/2004)
Accumulation unit value at beginning of period	$1.46	$1.41	$1.35	$1.41	$1.41	$1.44	$1.30	$1.32	$1.17	$1.01
Accumulation unit value at end of period	$1.37	$1.46	$1.41	$1.35	$1.41	$1.41	$1.44	$1.30	$1.32	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	139	186	195	227	251	280	309	361	485	2,483
*Oppenheimer Global Strategic Income Fund/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares on or about May 24, 2019.
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares* (4/30/2004)
Accumulation unit value at beginning of period	$2.62	$2.35	$2.04	$2.21	$2.02	$1.47	$1.27	$1.33	$1.11	$0.82
Accumulation unit value at end of period	$2.30	$2.62	$2.35	$2.04	$2.21	$2.02	$1.47	$1.27	$1.33	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
*Oppenheimer Main Street Small Cap Fund®/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares on or about May 24, 2019.
PIMCO VIT All Asset Portfolio, Advisor Class (5/1/2007)
Accumulation unit value at beginning of period	$1.32	$1.19	$1.08	$1.21	$1.23	$1.26	$1.12	$1.12	$1.01	$0.85
Accumulation unit value at end of period	$1.23	$1.32	$1.19	$1.08	$1.21	$1.23	$1.26	$1.12	$1.12	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	7	9	12	13	29	1,099

164	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 2.05% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Putnam VT Global Health Care Fund – Class IB Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.34	$2.08	$2.39	$2.26	$1.81	$1.30	$1.09	$1.12	$1.12	$0.91
Accumulation unit value at end of period	$2.28	$2.34	$2.08	$2.39	$2.26	$1.81	$1.30	$1.09	$1.12	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	1	1	2	2	2	2	3	3	3	4
Putnam VT International Equity Fund – Class IB Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.56	$1.26	$1.32	$1.34	$1.47	$1.17	$0.98	$1.20	$1.12	$0.91
Accumulation unit value at end of period	$1.23	$1.56	$1.26	$1.32	$1.34	$1.47	$1.17	$0.98	$1.20	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Putnam VT Small Cap Value Fund – Class IB Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.12	$2.01	$1.61	$1.71	$1.69	$1.23	$1.07	$1.15	$0.93	$0.72
Accumulation unit value at end of period	$1.66	$2.12	$2.01	$1.61	$1.71	$1.69	$1.23	$1.07	$1.15	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	1	1	1	4
Putnam VT Sustainable Leaders Fund – Class IB Shares (9/24/2010)
Accumulation unit value at beginning of period	$2.33	$1.84	$1.74	$1.78	$1.60	$1.20	$1.05	$1.13	$1.00	—
Accumulation unit value at end of period	$2.25	$2.33	$1.84	$1.74	$1.78	$1.60	$1.20	$1.05	$1.13	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Templeton Global Bond VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.84	$1.84	$1.83	$1.95	$1.95	$1.96	$1.74	$1.79	$1.60	$1.37
Accumulation unit value at end of period	$1.84	$1.84	$1.84	$1.83	$1.95	$1.95	$1.96	$1.74	$1.79	$1.60
Number of accumulation units outstanding at end of period (000 omitted)	110	118	125	138	158	180	192	231	310	1,340
Templeton Growth VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.64	$1.41	$1.32	$1.44	$1.51	$1.18	$0.99	$1.09	$1.04	$0.81
Accumulation unit value at end of period	$1.37	$1.64	$1.41	$1.32	$1.44	$1.51	$1.18	$0.99	$1.09	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	38
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.69	$1.45	$1.40	$1.44	$1.39	$1.18	$1.06	$1.11	$1.00	—
Accumulation unit value at end of period	$1.52	$1.69	$1.45	$1.40	$1.44	$1.39	$1.18	$1.06	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.69	$1.46	$1.40	$1.44	$1.39	$1.18	$1.06	$1.11	$1.00	—
Accumulation unit value at end of period	$1.52	$1.69	$1.46	$1.40	$1.44	$1.39	$1.18	$1.06	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	12	191	233	234	278	293	380	382	448	—
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.19	$1.13	$1.11	$1.14	$1.11	$1.10	$1.05	$1.04	$1.00	—
Accumulation unit value at end of period	$1.13	$1.19	$1.13	$1.11	$1.14	$1.11	$1.10	$1.05	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	215	29	30	30	—
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.19	$1.13	$1.11	$1.14	$1.11	$1.10	$1.05	$1.04	$1.00	—
Accumulation unit value at end of period	$1.13	$1.19	$1.13	$1.11	$1.14	$1.11	$1.10	$1.05	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	472	528	356	660	763	1,070	1,862	2,291	3,336	—
Variable Portfolio – Managed Risk Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.04	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$1.04	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.06	$1.00	$0.99	$1.02	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.06	$1.00	$0.99	$1.02	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	20	24	27	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.10	$1.01	$0.99	$1.03	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.10	$1.01	$0.99	$1.03	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	161	215	148	148	357	—	—	—	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.17	$1.01	$1.00	$1.06	$1.03	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.17	$1.01	$1.00	$1.06	$1.03	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	215	232	242	250	159	—	—	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.13	$1.01	$1.00	$1.05	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.13	$1.01	$1.00	$1.05	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,102	3,182	3,361	3,282	1,630	251	—	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	165

Variable account charges of 2.05% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.44	$1.30	$1.27	$1.30	$1.26	$1.16	$1.07	$1.09	$1.00	—
Accumulation unit value at end of period	$1.33	$1.44	$1.30	$1.27	$1.30	$1.26	$1.16	$1.07	$1.09	—
Number of accumulation units outstanding at end of period (000 omitted)	259	281	317	330	342	784	828	1,126	989	—
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.44	$1.30	$1.27	$1.30	$1.27	$1.16	$1.07	$1.09	$1.00	—
Accumulation unit value at end of period	$1.33	$1.44	$1.30	$1.27	$1.30	$1.27	$1.16	$1.07	$1.09	—
Number of accumulation units outstanding at end of period (000 omitted)	4,050	4,845	5,433	6,544	9,531	11,587	12,869	14,410	16,444	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.57	$1.38	$1.33	$1.37	$1.33	$1.17	$1.07	$1.10	$1.00	—
Accumulation unit value at end of period	$1.43	$1.57	$1.38	$1.33	$1.37	$1.33	$1.17	$1.07	$1.10	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.57	$1.38	$1.34	$1.38	$1.33	$1.17	$1.07	$1.10	$1.00	—
Accumulation unit value at end of period	$1.43	$1.57	$1.38	$1.34	$1.38	$1.33	$1.17	$1.07	$1.10	—
Number of accumulation units outstanding at end of period (000 omitted)	1,001	1,172	1,477	1,622	2,028	2,636	3,659	5,857	7,566	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.31	$1.21	$1.19	$1.22	$1.18	$1.13	$1.06	$1.06	$1.00	—
Accumulation unit value at end of period	$1.23	$1.31	$1.21	$1.19	$1.22	$1.18	$1.13	$1.06	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	346	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.31	$1.21	$1.19	$1.22	$1.19	$1.13	$1.06	$1.06	$1.00	—
Accumulation unit value at end of period	$1.23	$1.31	$1.21	$1.19	$1.22	$1.19	$1.13	$1.06	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	686	730	791	881	1,501	2,419	2,683	3,591	3,624	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.25	$2.14	$1.74	$1.96	$1.96	$1.49	$1.34	$1.43	$1.17	$0.87
Accumulation unit value at end of period	$1.90	$2.25	$2.14	$1.74	$1.96	$1.96	$1.49	$1.34	$1.43	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	86	91	99	130	146	164	218	282	375	551
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.10	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.10	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.20	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.20	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.15	$1.02	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.09	$1.15	$1.02	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wanger International (4/30/2004)
Accumulation unit value at beginning of period	$2.89	$2.22	$2.30	$2.34	$2.50	$2.08	$1.75	$2.09	$1.71	$1.17
Accumulation unit value at end of period	$2.33	$2.89	$2.22	$2.30	$2.34	$2.50	$2.08	$1.75	$2.09	$1.71
Number of accumulation units outstanding at end of period (000 omitted)	7	9	14	17	20	25	30	43	63	398
Wanger USA (4/30/2004)
Accumulation unit value at beginning of period	$2.59	$2.21	$1.98	$2.04	$1.98	$1.51	$1.29	$1.36	$1.13	$0.81
Accumulation unit value at end of period	$2.50	$2.59	$2.21	$1.98	$2.04	$1.98	$1.51	$1.29	$1.36	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	41	48	57	68	83	97	132	167	225	641
Wells Fargo VT Index Asset Allocation Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.02	$1.83	$1.74	$1.75	$1.52	$1.29	$1.17	$1.12	$1.01	$0.89
Accumulation unit value at end of period	$1.92	$2.02	$1.83	$1.74	$1.75	$1.52	$1.29	$1.17	$1.12	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wells Fargo VT International Equity Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.64	$1.35	$1.33	$1.33	$1.44	$1.23	$1.11	$1.30	$1.13	$1.00
Accumulation unit value at end of period	$1.33	$1.64	$1.35	$1.33	$1.33	$1.44	$1.23	$1.11	$1.30	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	54	51	59	60	76	83	90	102	104	179
Wells Fargo VT Omega Growth Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.76	$2.09	$2.12	$2.14	$2.10	$1.53	$1.30	$1.41	$1.20	$0.85
Accumulation unit value at end of period	$2.71	$2.76	$2.09	$2.12	$2.14	$2.10	$1.53	$1.30	$1.41	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	108	124	152	161	180	210	303	368	439	185
Wells Fargo VT Opportunity Fund – Class 2 (8/26/2011)
Accumulation unit value at beginning of period	$2.02	$1.71	$1.55	$1.64	$1.51	$1.18	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.83	$2.02	$1.71	$1.55	$1.64	$1.51	$1.18	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	4	4	4	5	11	—	—

166	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 2.05% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Wells Fargo VT Small Cap Growth Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.72	$2.21	$2.09	$2.20	$2.29	$1.55	$1.47	$1.57	$1.27	$0.85
Accumulation unit value at end of period	$2.70	$2.72	$2.21	$2.09	$2.20	$2.29	$1.55	$1.47	$1.57	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	10	11	13	14	17	19	25	29	34	—

Variable account charges of 2.10% of the daily net assets of the variable account.

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AB VPS Balanced Wealth Strategy Portfolio (Class B) (9/26/2008)
Accumulation unit value at beginning of period	$1.56	$1.38	$1.35	$1.36	$1.30	$1.14	$1.03	$1.08	$1.00	$0.82
Accumulation unit value at end of period	$1.43	$1.56	$1.38	$1.35	$1.36	$1.30	$1.14	$1.03	$1.08	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	6	6	7	7	8	8	8	9	10	20
AB VPS Global Thematic Growth Portfolio (Class B) (5/1/2007)
Accumulation unit value at beginning of period	$1.38	$1.03	$1.06	$1.06	$1.03	$0.86	$0.77	$1.03	$0.89	$0.59
Accumulation unit value at end of period	$1.21	$1.38	$1.03	$1.06	$1.06	$1.03	$0.86	$0.77	$1.03	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
AB VPS Growth and Income Portfolio (Class B) (4/30/2004)
Accumulation unit value at beginning of period	$2.07	$1.78	$1.64	$1.65	$1.54	$1.17	$1.02	$0.98	$0.89	$0.75
Accumulation unit value at end of period	$1.90	$2.07	$1.78	$1.64	$1.65	$1.54	$1.17	$1.02	$0.98	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	1	1	1	1
AB VPS International Value Portfolio (Class B) (4/30/2004)
Accumulation unit value at beginning of period	$1.33	$1.08	$1.11	$1.11	$1.21	$1.01	$0.90	$1.14	$1.12	$0.85
Accumulation unit value at end of period	$1.00	$1.33	$1.08	$1.11	$1.11	$1.21	$1.01	$0.90	$1.14	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	352	354	445	469	664	767	969	1,095	1,143	2,948
American Century VP Inflation Protection, Class II (4/30/2004)
Accumulation unit value at beginning of period	$1.23	$1.21	$1.19	$1.24	$1.23	$1.37	$1.30	$1.19	$1.16	$1.07
Accumulation unit value at end of period	$1.17	$1.23	$1.21	$1.19	$1.24	$1.23	$1.37	$1.30	$1.19	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	572	640	708	778	1,028	1,254	1,192	1,402	1,915	2,198
American Century VP International, Class II (4/30/2004)
Accumulation unit value at beginning of period	$1.79	$1.40	$1.51	$1.54	$1.66	$1.39	$1.17	$1.36	$1.23	$0.94
Accumulation unit value at end of period	$1.49	$1.79	$1.40	$1.51	$1.54	$1.66	$1.39	$1.17	$1.36	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Mid Cap Value, Class II (5/1/2007)
Accumulation unit value at beginning of period	$1.98	$1.81	$1.51	$1.57	$1.38	$1.08	$0.95	$0.98	$0.84	$0.66
Accumulation unit value at end of period	$1.69	$1.98	$1.81	$1.51	$1.57	$1.38	$1.08	$0.95	$0.98	$0.84
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	7	7	7	7
American Century VP Ultra®, Class II (4/30/2004)
Accumulation unit value at beginning of period	$2.20	$1.70	$1.67	$1.60	$1.49	$1.11	$1.00	$1.01	$0.89	$0.68
Accumulation unit value at end of period	$2.17	$2.20	$1.70	$1.67	$1.60	$1.49	$1.11	$1.00	$1.01	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	72	103	133	168	338	444	572	671	830	972
American Century VP Value, Class II (4/30/2004)
Accumulation unit value at beginning of period	$2.07	$1.95	$1.65	$1.76	$1.59	$1.24	$1.10	$1.12	$1.01	$0.86
Accumulation unit value at end of period	$1.84	$2.07	$1.95	$1.65	$1.76	$1.59	$1.24	$1.10	$1.12	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
ClearBridge Variable Small Cap Growth Portfolio – Class I (5/1/2007)
Accumulation unit value at beginning of period	$2.05	$1.69	$1.63	$1.74	$1.71	$1.19	$1.01	$1.02	$0.83	$0.60
Accumulation unit value at end of period	$2.08	$2.05	$1.69	$1.63	$1.74	$1.71	$1.19	$1.01	$1.02	$0.83
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.11	$1.74	$1.64	$1.67	$1.48	$1.13	$1.01	$0.98	$0.85	$0.70
Accumulation unit value at end of period	$1.99	$2.11	$1.74	$1.64	$1.67	$1.48	$1.13	$1.01	$0.98	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	115	137	183	217	422	657	780	1,000	1,375	1,651
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.17	$1.94	$1.75	$1.83	$1.70	$1.37	$1.23	$1.32	$1.16	$0.93
Accumulation unit value at end of period	$2.00	$2.17	$1.94	$1.75	$1.83	$1.70	$1.37	$1.23	$1.32	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	294	364	417	482	611	752	954	1,184	1,424	6,746
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.72	$1.89	$1.84	$2.06	$2.15	$2.24	$1.90	$2.45	$2.09	$1.23
Accumulation unit value at end of period	$2.09	$2.72	$1.89	$1.84	$2.06	$2.15	$2.24	$1.90	$2.45	$2.09
Number of accumulation units outstanding at end of period (000 omitted)	111	110	154	180	241	329	338	389	416	1,345
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$0.87	$0.89	$0.91	$0.93	$0.95	$0.97	$0.99	$1.01	$1.03	$1.05
Accumulation unit value at end of period	$0.87	$0.87	$0.89	$0.91	$0.93	$0.95	$0.97	$0.99	$1.01	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	554	637	688	138	167	260	289	1,125	1,266	2,602

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	167

Variable account charges of 2.10% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.00	$1.92	$1.75	$1.81	$1.79	$1.72	$1.52	$1.47	$1.31	$0.87
Accumulation unit value at end of period	$1.88	$2.00	$1.92	$1.75	$1.81	$1.79	$1.72	$1.52	$1.47	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	93	104	118	136	167	194	209	267	385	579
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (6/1/2004)
Accumulation unit value at beginning of period	$1.93	$1.86	$1.71	$1.76	$1.74	$1.69	$1.50	$1.44	$1.30	$0.93
Accumulation unit value at end of period	$1.82	$1.93	$1.86	$1.71	$1.76	$1.74	$1.69	$1.50	$1.44	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	84	100	121	18	45	56	55	119	184	3,633
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.31	$1.29	$1.26	$1.28	$1.24	$1.30	$1.24	$1.18	$1.11	$1.00
Accumulation unit value at end of period	$1.28	$1.31	$1.29	$1.26	$1.28	$1.24	$1.30	$1.24	$1.18	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	76	89	151	152	212	265	255	419	533	7,805
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.20	$1.76	$1.77	$1.66	$1.49	$1.17	$0.99	$1.05	$0.91	$0.68
Accumulation unit value at end of period	$2.07	$2.20	$1.76	$1.77	$1.66	$1.49	$1.17	$0.99	$1.05	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	9	11	14	16	19	26	32	48	52	118
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.26	$1.90	$1.74	$1.76	$1.59	$1.23	$1.09	$1.10	$0.98	$0.79
Accumulation unit value at end of period	$2.11	$2.26	$1.90	$1.74	$1.76	$1.59	$1.23	$1.09	$1.10	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.03	$1.69	$1.69	$1.63	$1.55	$1.21	$1.11	$1.34	$1.08	$0.68
Accumulation unit value at end of period	$1.89	$2.03	$1.69	$1.69	$1.63	$1.55	$1.21	$1.11	$1.34	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	7	8	10	11	15	28	35	44	62	95
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.57	$1.41	$1.27	$1.36	$1.24	$0.92	$0.79	$0.88	$0.74	$0.53
Accumulation unit value at end of period	$1.33	$1.57	$1.41	$1.27	$1.36	$1.24	$0.92	$0.79	$0.88	$0.74
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	8	8	8	8
Columbia Variable Portfolio – Overseas Core Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.73	$1.38	$1.50	$1.46	$1.63	$1.37	$1.19	$1.38	$1.24	$0.99
Accumulation unit value at end of period	$1.41	$1.73	$1.38	$1.50	$1.46	$1.63	$1.37	$1.19	$1.38	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.34	$1.98	$1.68	$1.81	$1.66	$1.23	$1.06	$1.10	$0.93	$0.76
Accumulation unit value at end of period	$2.01	$2.34	$1.98	$1.68	$1.81	$1.66	$1.23	$1.06	$1.10	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (4/30/2004)
Accumulation unit value at beginning of period	$2.52	$2.26	$1.74	$1.90	$1.88	$1.43	$1.31	$1.43	$1.15	$0.94
Accumulation unit value at end of period	$2.02	$2.52	$2.26	$1.74	$1.90	$1.88	$1.43	$1.31	$1.43	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	17	17	19	21	48	53	77	122	136	3,544
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.02	$1.01	$1.00	$1.01	$0.98	$1.02	$1.02	$1.03	$1.02	$0.99
Accumulation unit value at end of period	$1.01	$1.02	$1.01	$1.00	$1.01	$0.98	$1.02	$1.02	$1.03	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	69	94	110	122	150	198	237	317	475	1,632
Credit Suisse Trust – Commodity Return Strategy Portfolio (5/1/2007)
Accumulation unit value at beginning of period	$0.45	$0.45	$0.41	$0.56	$0.69	$0.78	$0.81	$0.95	$0.83	$0.71
Accumulation unit value at end of period	$0.39	$0.45	$0.45	$0.41	$0.56	$0.69	$0.78	$0.81	$0.95	$0.83
Number of accumulation units outstanding at end of period (000 omitted)	7	7	8	8	9	9	10	10	11	11
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.27	$1.27	$1.19	$1.24	$1.16	$1.26	$1.22	$1.13	$1.11	$1.06
Accumulation unit value at end of period	$1.24	$1.27	$1.27	$1.19	$1.24	$1.16	$1.26	$1.22	$1.13	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	61	74	78	89	142	184	175	286	378	5,689
CTIVP® – Loomis Sayles Growth Fund (Class 1) (4/29/2016)
Accumulation unit value at beginning of period	$1.37	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.37	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	21	23	29	—	—	—	—	—	—	—
CTIVP® – MFS® Blended Research® Core Equity Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.46	$1.24	$1.15	$1.17	$1.07	$0.85	$0.79	$0.83	$0.76	$0.59
Accumulation unit value at end of period	$1.31	$1.46	$1.24	$1.15	$1.17	$1.07	$0.85	$0.79	$0.83	$0.76
Number of accumulation units outstanding at end of period (000 omitted)	19	20	24	25	81	101	111	206	243	7,096
CTIVP® – Victory Sycamore Established Value Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.53	$2.23	$1.89	$1.92	$1.75	$1.32	$1.15	$1.26	$1.05	$0.79
Accumulation unit value at end of period	$2.22	$2.53	$2.23	$1.89	$1.92	$1.75	$1.32	$1.15	$1.26	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	5	5	5

168	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 2.10% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.43	$2.15	$1.91	$2.00	$1.83	$1.39	$1.19	$1.21	$0.97	$0.73
Accumulation unit value at end of period	$2.00	$2.43	$2.15	$1.91	$2.00	$1.83	$1.39	$1.19	$1.21	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.72	$1.95	$1.91	$1.84	$1.76	$1.36	$1.20	$1.33	$1.05	$0.68
Accumulation unit value at end of period	$2.62	$2.72	$1.95	$1.91	$1.84	$1.76	$1.36	$1.20	$1.33	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	30	38	53	63	107	153	189	203	246	317
Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.07	$1.66	$1.58	$1.65	$1.57	$1.32	$1.23	$1.15	$1.02	$0.85
Accumulation unit value at end of period	$1.88	$2.07	$1.66	$1.58	$1.65	$1.57	$1.32	$1.23	$1.15	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.00	$0.81	$0.88	$0.88	$0.93	$0.81	$0.67	$0.81	$0.75	$0.61
Accumulation unit value at end of period	$0.83	$1.00	$0.81	$0.88	$0.88	$0.93	$0.81	$0.67	$0.81	$0.75
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.30	$1.03	$1.07	$1.13	$1.28	$1.06	$0.96	$1.21	$1.19	$0.93
Accumulation unit value at end of period	$1.05	$1.30	$1.03	$1.07	$1.13	$1.28	$1.06	$0.96	$1.21	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Eaton Vance VT Floating-Rate Income Fund – Initial Class (5/1/2007)
Accumulation unit value at beginning of period	$1.17	$1.15	$1.08	$1.12	$1.13	$1.11	$1.06	$1.06	$0.99	$0.70
Accumulation unit value at end of period	$1.14	$1.17	$1.15	$1.08	$1.12	$1.13	$1.11	$1.06	$1.06	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	16	17	18	19	42	47	47	72	100	2,636
Fidelity® VIP Contrafund® Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.53	$2.12	$2.01	$2.05	$1.87	$1.46	$1.28	$1.35	$1.18	$0.89
Accumulation unit value at end of period	$2.31	$2.53	$2.12	$2.01	$2.05	$1.87	$1.46	$1.28	$1.35	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	347	417	514	587	835	1,123	1,443	1,778	2,267	3,812
Fidelity® VIP Growth Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.33	$1.76	$1.79	$1.71	$1.57	$1.18	$1.05	$1.08	$0.89	$0.71
Accumulation unit value at end of period	$2.27	$2.33	$1.76	$1.79	$1.71	$1.57	$1.18	$1.05	$1.08	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	10	10	12	11	12	43	44	44	44	45
Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.31	$1.28	$1.25	$1.29	$1.25	$1.30	$1.26	$1.20	$1.14	$1.01
Accumulation unit value at end of period	$1.27	$1.31	$1.28	$1.25	$1.29	$1.25	$1.30	$1.26	$1.20	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	251	303	352	399	619	757	733	917	1,193	4,611
Fidelity® VIP Mid Cap Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.98	$2.53	$2.31	$2.39	$2.31	$1.73	$1.55	$1.77	$1.41	$1.03
Accumulation unit value at end of period	$2.49	$2.98	$2.53	$2.31	$2.39	$2.31	$1.73	$1.55	$1.77	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	45	56	67	76	103	122	167	202	254	1,551
Fidelity® VIP Overseas Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.65	$1.30	$1.40	$1.38	$1.54	$1.21	$1.02	$1.26	$1.14	$0.93
Accumulation unit value at end of period	$1.37	$1.65	$1.30	$1.40	$1.38	$1.54	$1.21	$1.02	$1.26	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	95	98	126	136	220	273	344	401	441	570
Franklin Global Real Estate VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.45	$1.34	$1.36	$1.38	$1.23	$1.23	$0.98	$1.06	$0.90	$0.77
Accumulation unit value at end of period	$1.32	$1.45	$1.34	$1.36	$1.38	$1.23	$1.23	$0.98	$1.06	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	2	3	4	5	8	10	13	23	25	92
Franklin Income VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.82	$1.70	$1.52	$1.67	$1.63	$1.46	$1.32	$1.32	$1.20	$0.90
Accumulation unit value at end of period	$1.71	$1.82	$1.70	$1.52	$1.67	$1.63	$1.46	$1.32	$1.32	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	109	116	121	128	132	147	148	151	155	211
Franklin Mutual Shares VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.84	$1.73	$1.52	$1.64	$1.56	$1.24	$1.11	$1.14	$1.05	$0.85
Accumulation unit value at end of period	$1.63	$1.84	$1.73	$1.52	$1.64	$1.56	$1.24	$1.11	$1.14	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	82	86	90	93	97	112	113	127	128	129
Franklin Rising Dividends VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.27	$1.93	$1.69	$1.80	$1.69	$1.33	$1.21	$1.17	$0.99	$0.86
Accumulation unit value at end of period	$2.11	$2.27	$1.93	$1.69	$1.80	$1.69	$1.33	$1.21	$1.17	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	3	3	4	4	4	37	37	39	17	17
Franklin Small-Mid Cap Growth VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.10	$1.77	$1.74	$1.82	$1.73	$1.28	$1.18	$1.26	$1.01	$0.72
Accumulation unit value at end of period	$1.95	$2.10	$1.77	$1.74	$1.82	$1.73	$1.28	$1.18	$1.26	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	21	21	21

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	169

Variable account charges of 2.10% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.47	$2.27	$2.04	$2.29	$2.06	$1.58	$1.37	$1.49	$1.22	$0.93
Accumulation unit value at end of period	$2.16	$2.47	$2.27	$2.04	$2.29	$2.06	$1.58	$1.37	$1.49	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	110	130	147	174	252	347	449	553	671	1,899
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.71	$1.41	$1.30	$1.32	$1.16	$0.86	$0.77	$0.76	$0.68	$0.58
Accumulation unit value at end of period	$1.57	$1.71	$1.41	$1.30	$1.32	$1.16	$0.86	$0.77	$0.76	$0.68
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.77	$1.43	$1.43	$1.39	$1.31	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$1.67	$1.77	$1.43	$1.43	$1.39	$1.31	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	8	10	12	14	17	24	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.15	$1.86	$1.63	$1.77	$1.66	$1.25	$1.07	$1.12	$0.99	$0.78
Accumulation unit value at end of period	$1.84	$2.15	$1.86	$1.63	$1.77	$1.66	$1.25	$1.07	$1.12	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	426	504	615	733	1,034	1,359	1,773	2,197	2,697	4,887
Invesco V.I. Health Care Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.74	$1.54	$1.78	$1.77	$1.51	$1.10	$0.93	$0.92	$0.89	$0.72
Accumulation unit value at end of period	$1.71	$1.74	$1.54	$1.78	$1.77	$1.51	$1.10	$0.93	$0.92	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. International Growth Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.15	$0.96	$0.98	$1.03	$1.05	$0.90	$0.80	$0.88	$0.80	$0.60
Accumulation unit value at end of period	$0.95	$1.15	$0.96	$0.98	$1.03	$1.05	$0.90	$0.80	$0.88	$0.80
Number of accumulation units outstanding at end of period (000 omitted)	21	20	23	22	68	77	84	153	179	5,423
Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.93	$1.71	$1.55	$1.65	$1.62	$1.29	$1.19	$1.30	$1.16	$0.92
Accumulation unit value at end of period	$1.67	$1.93	$1.71	$1.55	$1.65	$1.62	$1.29	$1.19	$1.30	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	15	15	20	28	80	97	110	145	162	172
Invesco V.I. Mid Cap Growth Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.59	$1.33	$1.35	$1.37	$1.30	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$1.47	$1.59	$1.33	$1.35	$1.37	$1.30	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Value Opportunities Fund, Series II Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.49	$1.30	$1.12	$1.28	$1.23	$0.94	$0.82	$0.87	$0.83	$0.57
Accumulation unit value at end of period	$1.17	$1.49	$1.30	$1.12	$1.28	$1.23	$0.94	$0.82	$0.87	$0.83
Number of accumulation units outstanding at end of period (000 omitted)	66	67	93	129	292	381	451	560	642	650
Janus Henderson VIT Research Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.75	$1.40	$1.43	$1.39	$1.26	$0.99	$0.85	$0.92	$0.82	$0.62
Accumulation unit value at end of period	$1.67	$1.75	$1.40	$1.43	$1.39	$1.26	$0.99	$0.85	$0.92	$0.82
Number of accumulation units outstanding at end of period (000 omitted)	11	13	16	15	57	73	84	162	193	5,730
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (3/27/2015)
Accumulation unit value at beginning of period	$1.26	$1.00	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.24	$1.26	$1.00	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
MFS® New Discovery Series – Service Class (4/30/2004)
Accumulation unit value at beginning of period	$2.45	$1.98	$1.86	$1.94	$2.14	$1.55	$1.31	$1.49	$1.12	$0.70
Accumulation unit value at end of period	$2.36	$2.45	$1.98	$1.86	$1.94	$2.14	$1.55	$1.31	$1.49	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
MFS® Total Return Series – Service Class (4/30/2004)
Accumulation unit value at beginning of period	$1.73	$1.58	$1.48	$1.52	$1.43	$1.23	$1.14	$1.14	$1.06	$0.92
Accumulation unit value at end of period	$1.60	$1.73	$1.58	$1.48	$1.52	$1.43	$1.23	$1.14	$1.14	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	15	14	13	13	13	13	12	12	12	31
MFS® Utilities Series – Service Class (4/30/2004)
Accumulation unit value at beginning of period	$3.04	$2.71	$2.49	$2.99	$2.71	$2.30	$2.08	$1.99	$1.79	$1.38
Accumulation unit value at end of period	$3.00	$3.04	$2.71	$2.49	$2.99	$2.71	$2.30	$2.08	$1.99	$1.79
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	20	28	46	46	48	50	107
Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.00	$0.93	$0.92	$0.96	$0.86	$0.85	$0.67	$0.76	$0.64	$0.46
Accumulation unit value at end of period	$0.90	$1.00	$0.93	$0.92	$0.96	$0.86	$0.85	$0.67	$0.76	$0.64
Number of accumulation units outstanding at end of period (000 omitted)	8	9	9	10	20	24	24	42	45	1,250
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.68	$1.24	$1.39	$1.51	$1.51	$1.12	$1.06	$1.16	$0.90	$0.58
Accumulation unit value at end of period	$1.82	$1.68	$1.24	$1.39	$1.51	$1.51	$1.12	$1.06	$1.16	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	57	57	57	—	—

170	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 2.10% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.57	$2.55	$2.45	$2.45	$1.93	$1.94	$1.71	$1.66	$1.31	$1.04
Accumulation unit value at end of period	$2.32	$2.57	$2.55	$2.45	$2.45	$1.93	$1.94	$1.71	$1.66	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	12	14	16	17	19	34	37	48	55	105
Oppenheimer Capital Appreciation Fund/VA, Service Shares* (4/30/2004)
Accumulation unit value at beginning of period	$1.88	$1.52	$1.59	$1.57	$1.40	$1.10	$0.99	$1.02	$0.96	$0.68
Accumulation unit value at end of period	$1.74	$1.88	$1.52	$1.59	$1.57	$1.40	$1.10	$0.99	$1.02	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	145	181	233	254	407	560	678	791	988	1,061
*Oppenheimer Capital Appreciation Fund/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Capital Appreciation Fund, Series II Shares on or about May 24, 2019.
Oppenheimer Global Fund/VA, Service Shares* (4/30/2004)
Accumulation unit value at beginning of period	$2.42	$1.81	$1.85	$1.82	$1.83	$1.47	$1.24	$1.38	$1.22	$0.90
Accumulation unit value at end of period	$2.05	$2.42	$1.81	$1.85	$1.82	$1.83	$1.47	$1.24	$1.38	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	2	2	6	14	14	24
*Oppenheimer Global Fund/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Global Fund, Series II Shares on or about May 24, 2019.
Oppenheimer Global Strategic Income Fund/VA, Service Shares* (4/30/2004)
Accumulation unit value at beginning of period	$1.45	$1.40	$1.34	$1.41	$1.40	$1.44	$1.30	$1.32	$1.17	$1.01
Accumulation unit value at end of period	$1.36	$1.45	$1.40	$1.34	$1.41	$1.40	$1.44	$1.30	$1.32	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	321	355	398	444	650	790	785	1,033	1,290	6,485
*Oppenheimer Global Strategic Income Fund/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares on or about May 24, 2019.
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares* (4/30/2004)
Accumulation unit value at beginning of period	$2.60	$2.33	$2.03	$2.20	$2.01	$1.46	$1.27	$1.33	$1.10	$0.82
Accumulation unit value at end of period	$2.28	$2.60	$2.33	$2.03	$2.20	$2.01	$1.46	$1.27	$1.33	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
*Oppenheimer Main Street Small Cap Fund®/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares on or about May 24, 2019.
PIMCO VIT All Asset Portfolio, Advisor Class (5/1/2007)
Accumulation unit value at beginning of period	$1.32	$1.19	$1.07	$1.21	$1.23	$1.25	$1.11	$1.12	$1.01	$0.85
Accumulation unit value at end of period	$1.22	$1.32	$1.19	$1.07	$1.21	$1.23	$1.25	$1.11	$1.12	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	17	18	20	21	46	51	48	88	114	2,958
Putnam VT Global Health Care Fund – Class IB Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.33	$2.06	$2.38	$2.25	$1.80	$1.30	$1.08	$1.12	$1.12	$0.91
Accumulation unit value at end of period	$2.27	$2.33	$2.06	$2.38	$2.25	$1.80	$1.30	$1.08	$1.12	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Putnam VT International Equity Fund – Class IB Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.55	$1.25	$1.31	$1.33	$1.46	$1.16	$0.98	$1.20	$1.11	$0.91
Accumulation unit value at end of period	$1.23	$1.55	$1.25	$1.31	$1.33	$1.46	$1.16	$0.98	$1.20	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	45
Putnam VT Small Cap Value Fund – Class IB Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.11	$1.99	$1.60	$1.70	$1.68	$1.23	$1.07	$1.15	$0.93	$0.72
Accumulation unit value at end of period	$1.65	$2.11	$1.99	$1.60	$1.70	$1.68	$1.23	$1.07	$1.15	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	19	19	19
Putnam VT Sustainable Leaders Fund – Class IB Shares (9/24/2010)
Accumulation unit value at beginning of period	$2.32	$1.83	$1.74	$1.78	$1.60	$1.20	$1.05	$1.13	$1.00	—
Accumulation unit value at end of period	$2.24	$2.32	$1.83	$1.74	$1.78	$1.60	$1.20	$1.05	$1.13	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Templeton Global Bond VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.83	$1.83	$1.82	$1.94	$1.94	$1.95	$1.73	$1.78	$1.59	$1.37
Accumulation unit value at end of period	$1.82	$1.83	$1.83	$1.82	$1.94	$1.94	$1.95	$1.73	$1.78	$1.59
Number of accumulation units outstanding at end of period (000 omitted)	233	264	294	308	395	470	502	632	805	3,313
Templeton Growth VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.63	$1.41	$1.31	$1.43	$1.50	$1.17	$0.99	$1.09	$1.03	$0.80
Accumulation unit value at end of period	$1.36	$1.63	$1.41	$1.31	$1.43	$1.50	$1.17	$0.99	$1.09	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	80	84	87	91	95	106	107	109	134	135
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.69	$1.45	$1.40	$1.44	$1.39	$1.18	$1.06	$1.11	$1.00	—
Accumulation unit value at end of period	$1.51	$1.69	$1.45	$1.40	$1.44	$1.39	$1.18	$1.06	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	92	92	93	194	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.69	$1.45	$1.40	$1.44	$1.39	$1.18	$1.06	$1.11	$1.00	—
Accumulation unit value at end of period	$1.51	$1.69	$1.45	$1.40	$1.44	$1.39	$1.18	$1.06	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	1,496	1,516	1,624	1,824	2,358	3,173	4,710	5,125	5,722	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	171

Variable account charges of 2.10% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.18	$1.12	$1.11	$1.13	$1.11	$1.10	$1.05	$1.04	$1.00	—
Accumulation unit value at end of period	$1.12	$1.18	$1.12	$1.11	$1.13	$1.11	$1.10	$1.05	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	503	510	517	780	801	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.18	$1.12	$1.11	$1.13	$1.11	$1.10	$1.05	$1.04	$1.00	—
Accumulation unit value at end of period	$1.12	$1.18	$1.12	$1.11	$1.13	$1.11	$1.10	$1.05	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	1,075	2,132	2,549	2,578	2,863	4,102	5,610	6,482	8,040	—
Variable Portfolio – Managed Risk Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.04	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$1.04	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.05	$1.00	$0.99	$1.02	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.05	$1.00	$0.99	$1.02	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	316	331	309	303	253	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.09	$1.00	$0.99	$1.03	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.09	$1.00	$0.99	$1.03	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	970	1,059	1,100	967	1,228	—	—	—	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.16	$1.01	$1.00	$1.06	$1.03	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.16	$1.01	$1.00	$1.06	$1.03	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	945	1,026	1,052	1,142	1,010	—	—	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.13	$1.01	$1.00	$1.05	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.13	$1.01	$1.00	$1.05	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,748	5,265	5,592	6,279	4,172	382	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.43	$1.29	$1.26	$1.30	$1.26	$1.16	$1.07	$1.08	$1.00	—
Accumulation unit value at end of period	$1.33	$1.43	$1.29	$1.26	$1.30	$1.26	$1.16	$1.07	$1.08	—
Number of accumulation units outstanding at end of period (000 omitted)	1,603	1,740	2,018	2,126	2,505	2,475	2,470	2,061	1,347	—
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.44	$1.30	$1.26	$1.30	$1.26	$1.16	$1.07	$1.08	$1.00	—
Accumulation unit value at end of period	$1.33	$1.44	$1.30	$1.26	$1.30	$1.26	$1.16	$1.07	$1.08	—
Number of accumulation units outstanding at end of period (000 omitted)	11,373	13,689	15,069	17,907	21,744	28,558	30,576	33,819	37,728	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.56	$1.37	$1.33	$1.37	$1.33	$1.17	$1.06	$1.10	$1.00	—
Accumulation unit value at end of period	$1.42	$1.56	$1.37	$1.33	$1.37	$1.33	$1.17	$1.06	$1.10	—
Number of accumulation units outstanding at end of period (000 omitted)	99	52	—	24	25	25	179	208	185	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.56	$1.37	$1.33	$1.37	$1.33	$1.17	$1.07	$1.10	$1.00	—
Accumulation unit value at end of period	$1.42	$1.56	$1.37	$1.33	$1.37	$1.33	$1.17	$1.07	$1.10	—
Number of accumulation units outstanding at end of period (000 omitted)	3,658	4,240	7,834	8,721	10,270	13,064	15,217	17,486	19,238	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.30	$1.21	$1.18	$1.21	$1.18	$1.13	$1.06	$1.06	$1.00	—
Accumulation unit value at end of period	$1.22	$1.30	$1.21	$1.18	$1.21	$1.18	$1.13	$1.06	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	950	1,107	1,164	1,227	1,288	1,275	1,211	1,201	209	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.30	$1.21	$1.19	$1.22	$1.19	$1.13	$1.06	$1.06	$1.00	—
Accumulation unit value at end of period	$1.22	$1.30	$1.21	$1.19	$1.22	$1.19	$1.13	$1.06	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	2,838	3,099	3,356	3,674	4,031	5,750	6,966	7,016	7,951	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.23	$2.13	$1.73	$1.95	$1.95	$1.48	$1.33	$1.42	$1.17	$0.87
Accumulation unit value at end of period	$1.89	$2.23	$2.13	$1.73	$1.95	$1.95	$1.48	$1.33	$1.42	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	163	191	220	274	401	503	664	781	966	1,307
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.10	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.10	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

172	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 2.10% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.20	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.20	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	159	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.15	$1.02	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.09	$1.15	$1.02	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wanger International (4/30/2004)
Accumulation unit value at beginning of period	$2.87	$2.20	$2.28	$2.33	$2.49	$2.08	$1.74	$2.09	$1.71	$1.16
Accumulation unit value at end of period	$2.31	$2.87	$2.20	$2.28	$2.33	$2.49	$2.08	$1.74	$2.09	$1.71
Number of accumulation units outstanding at end of period (000 omitted)	56	65	86	106	194	224	263	332	360	1,418
Wanger USA (4/30/2004)
Accumulation unit value at beginning of period	$2.57	$2.20	$1.97	$2.03	$1.97	$1.51	$1.28	$1.36	$1.12	$0.81
Accumulation unit value at end of period	$2.48	$2.57	$2.20	$1.97	$2.03	$1.97	$1.51	$1.28	$1.36	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	75	97	122	145	227	290	380	460	587	1,785
Wells Fargo VT Index Asset Allocation Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.00	$1.82	$1.73	$1.74	$1.51	$1.29	$1.16	$1.12	$1.01	$0.89
Accumulation unit value at end of period	$1.90	$2.00	$1.82	$1.73	$1.74	$1.51	$1.29	$1.16	$1.12	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	3	5	7	7	8	9	10	12	12
Wells Fargo VT International Equity Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.63	$1.34	$1.32	$1.33	$1.43	$1.22	$1.10	$1.29	$1.13	$1.00
Accumulation unit value at end of period	$1.32	$1.63	$1.34	$1.32	$1.33	$1.43	$1.22	$1.10	$1.29	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	58	62	82	81	97	111	140	153	187	242
Wells Fargo VT Omega Growth Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.74	$2.08	$2.11	$2.13	$2.09	$1.53	$1.30	$1.40	$1.20	$0.85
Accumulation unit value at end of period	$2.69	$2.74	$2.08	$2.11	$2.13	$2.09	$1.53	$1.30	$1.40	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	117	144	185	190	215	276	368	420	543	341
Wells Fargo VT Opportunity Fund – Class 2 (8/26/2011)
Accumulation unit value at beginning of period	$2.01	$1.70	$1.55	$1.63	$1.51	$1.18	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.83	$2.01	$1.70	$1.55	$1.63	$1.51	$1.18	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	7	8	8	8	11	12	27	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.71	$2.19	$2.08	$2.19	$2.28	$1.55	$1.47	$1.57	$1.26	$0.85
Accumulation unit value at end of period	$2.68	$2.71	$2.19	$2.08	$2.19	$2.28	$1.55	$1.47	$1.57	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	16	20	26	28	34	39	56	60	80	—

Variable account charges of 2.15% of the daily net assets of the variable account.

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AB VPS Balanced Wealth Strategy Portfolio (Class B) (9/26/2008)
Accumulation unit value at beginning of period	$1.55	$1.37	$1.34	$1.36	$1.29	$1.14	$1.02	$1.08	$1.00	$0.82
Accumulation unit value at end of period	$1.42	$1.55	$1.37	$1.34	$1.36	$1.29	$1.14	$1.02	$1.08	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (5/1/2007)
Accumulation unit value at beginning of period	$1.37	$1.03	$1.06	$1.05	$1.03	$0.85	$0.77	$1.03	$0.88	$0.59
Accumulation unit value at end of period	$1.21	$1.37	$1.03	$1.06	$1.05	$1.03	$0.85	$0.77	$1.03	$0.88
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	28	26	23	19	16	13	9
AB VPS Growth and Income Portfolio (Class B) (4/30/2004)
Accumulation unit value at beginning of period	$2.05	$1.77	$1.63	$1.64	$1.53	$1.16	$1.01	$0.98	$0.88	$0.75
Accumulation unit value at end of period	$1.89	$2.05	$1.77	$1.63	$1.64	$1.53	$1.16	$1.01	$0.98	$0.88
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	8	18	19	—	—	—	—
AB VPS International Value Portfolio (Class B) (4/30/2004)
Accumulation unit value at beginning of period	$1.32	$1.08	$1.11	$1.10	$1.21	$1.00	$0.90	$1.14	$1.12	$0.85
Accumulation unit value at end of period	$0.99	$1.32	$1.08	$1.11	$1.10	$1.21	$1.00	$0.90	$1.14	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	307	293	449	471	679	753	878	922	818	1,640
American Century VP Inflation Protection, Class II (4/30/2004)
Accumulation unit value at beginning of period	$1.22	$1.20	$1.18	$1.24	$1.22	$1.36	$1.30	$1.19	$1.15	$1.07
Accumulation unit value at end of period	$1.16	$1.22	$1.20	$1.18	$1.24	$1.22	$1.36	$1.30	$1.19	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	609	655	709	795	998	1,126	966	1,044	1,217	1,315
American Century VP International, Class II (4/30/2004)
Accumulation unit value at beginning of period	$1.78	$1.39	$1.50	$1.53	$1.65	$1.38	$1.17	$1.36	$1.23	$0.94
Accumulation unit value at end of period	$1.48	$1.78	$1.39	$1.50	$1.53	$1.65	$1.38	$1.17	$1.36	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	173

Variable account charges of 2.15% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
American Century VP Mid Cap Value, Class II (5/1/2007)
Accumulation unit value at beginning of period	$1.97	$1.81	$1.50	$1.56	$1.37	$1.08	$0.95	$0.98	$0.84	$0.66
Accumulation unit value at end of period	$1.68	$1.97	$1.81	$1.50	$1.56	$1.37	$1.08	$0.95	$0.98	$0.84
Number of accumulation units outstanding at end of period (000 omitted)	14	14	14	6	6	6	—	—	—	—
American Century VP Ultra®, Class II (4/30/2004)
Accumulation unit value at beginning of period	$2.18	$1.69	$1.66	$1.60	$1.48	$1.11	$0.99	$1.01	$0.89	$0.67
Accumulation unit value at end of period	$2.15	$2.18	$1.69	$1.66	$1.60	$1.48	$1.11	$0.99	$1.01	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	149	190	315	346	562	754	898	984	1,097	1,283
American Century VP Value, Class II (4/30/2004)
Accumulation unit value at beginning of period	$2.06	$1.94	$1.64	$1.75	$1.58	$1.23	$1.10	$1.11	$1.01	$0.86
Accumulation unit value at end of period	$1.83	$2.06	$1.94	$1.64	$1.75	$1.58	$1.23	$1.10	$1.11	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	16	17	18	—	—	—	—
ClearBridge Variable Small Cap Growth Portfolio – Class I (5/1/2007)
Accumulation unit value at beginning of period	$2.04	$1.68	$1.62	$1.73	$1.70	$1.18	$1.01	$1.02	$0.83	$0.60
Accumulation unit value at end of period	$2.07	$2.04	$1.68	$1.62	$1.73	$1.70	$1.18	$1.01	$1.02	$0.83
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	16	16	17	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.10	$1.73	$1.63	$1.66	$1.47	$1.12	$1.01	$0.98	$0.85	$0.70
Accumulation unit value at end of period	$1.98	$2.10	$1.73	$1.63	$1.66	$1.47	$1.12	$1.01	$0.98	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	110	144	180	188	266	447	521	660	714	948
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.16	$1.93	$1.73	$1.82	$1.69	$1.37	$1.23	$1.32	$1.15	$0.92
Accumulation unit value at end of period	$1.99	$2.16	$1.93	$1.73	$1.82	$1.69	$1.37	$1.23	$1.32	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	274	313	453	548	760	891	1,039	1,150	1,238	3,951
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.70	$1.88	$1.83	$2.05	$2.14	$2.23	$1.89	$2.45	$2.09	$1.22
Accumulation unit value at end of period	$2.07	$2.70	$1.88	$1.83	$2.05	$2.14	$2.23	$1.89	$2.45	$2.09
Number of accumulation units outstanding at end of period (000 omitted)	99	94	162	184	240	276	261	288	249	650
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$0.87	$0.88	$0.90	$0.92	$0.94	$0.96	$0.98	$1.00	$1.02	$1.05
Accumulation unit value at end of period	$0.86	$0.87	$0.88	$0.90	$0.92	$0.94	$0.96	$0.98	$1.00	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	119	149	173	326	439	840	1,138	1,039	1,159	2,521
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.99	$1.91	$1.74	$1.80	$1.78	$1.71	$1.51	$1.46	$1.31	$0.87
Accumulation unit value at end of period	$1.87	$1.99	$1.91	$1.74	$1.80	$1.78	$1.71	$1.51	$1.46	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	90	96	100	135	164	213	223	253	311	344
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (6/1/2004)
Accumulation unit value at beginning of period	$1.92	$1.84	$1.70	$1.75	$1.73	$1.68	$1.50	$1.44	$1.30	$0.93
Accumulation unit value at end of period	$1.81	$1.92	$1.84	$1.70	$1.75	$1.73	$1.68	$1.50	$1.44	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	156	173	188	26	42	50	61	68	79	1,882
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.30	$1.28	$1.25	$1.28	$1.24	$1.30	$1.23	$1.18	$1.11	$0.99
Accumulation unit value at end of period	$1.28	$1.30	$1.28	$1.25	$1.28	$1.24	$1.30	$1.23	$1.18	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	89	126	159	311	438	521	566	589	689	4,822
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.18	$1.74	$1.76	$1.65	$1.48	$1.16	$0.99	$1.04	$0.91	$0.68
Accumulation unit value at end of period	$2.05	$2.18	$1.74	$1.76	$1.65	$1.48	$1.16	$0.99	$1.04	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	2	3	3	3	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.24	$1.89	$1.73	$1.75	$1.58	$1.23	$1.09	$1.09	$0.97	$0.79
Accumulation unit value at end of period	$2.09	$2.24	$1.89	$1.73	$1.75	$1.58	$1.23	$1.09	$1.09	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.01	$1.68	$1.68	$1.62	$1.55	$1.21	$1.11	$1.33	$1.08	$0.67
Accumulation unit value at end of period	$1.88	$2.01	$1.68	$1.68	$1.62	$1.55	$1.21	$1.11	$1.33	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.56	$1.41	$1.26	$1.35	$1.23	$0.92	$0.79	$0.88	$0.74	$0.53
Accumulation unit value at end of period	$1.32	$1.56	$1.41	$1.26	$1.35	$1.23	$0.92	$0.79	$0.88	$0.74
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Overseas Core Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.71	$1.38	$1.50	$1.46	$1.63	$1.36	$1.18	$1.38	$1.24	$0.99
Accumulation unit value at end of period	$1.40	$1.71	$1.38	$1.50	$1.46	$1.63	$1.36	$1.18	$1.38	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

174	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 2.15% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.32	$1.96	$1.68	$1.80	$1.65	$1.23	$1.06	$1.10	$0.93	$0.75
Accumulation unit value at end of period	$1.99	$2.32	$1.96	$1.68	$1.80	$1.65	$1.23	$1.06	$1.10	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (4/30/2004)
Accumulation unit value at beginning of period	$2.51	$2.25	$1.73	$1.89	$1.87	$1.42	$1.31	$1.42	$1.15	$0.94
Accumulation unit value at end of period	$2.01	$2.51	$2.25	$1.73	$1.89	$1.87	$1.42	$1.31	$1.42	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	3	4	6	13	18	21	31	33	34	1,801
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.01	$1.00	$1.00	$1.01	$0.97	$1.01	$1.02	$1.03	$1.02	$0.99
Accumulation unit value at end of period	$1.01	$1.01	$1.00	$1.00	$1.01	$0.97	$1.01	$1.02	$1.03	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	37	51	63	76	119	146	163	160	193	991
Credit Suisse Trust – Commodity Return Strategy Portfolio (5/1/2007)
Accumulation unit value at beginning of period	$0.44	$0.45	$0.41	$0.55	$0.68	$0.78	$0.81	$0.95	$0.83	$0.71
Accumulation unit value at end of period	$0.38	$0.44	$0.45	$0.41	$0.55	$0.68	$0.78	$0.81	$0.95	$0.83
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.27	$1.26	$1.19	$1.23	$1.16	$1.25	$1.21	$1.13	$1.11	$1.06
Accumulation unit value at end of period	$1.23	$1.27	$1.26	$1.19	$1.23	$1.16	$1.25	$1.21	$1.13	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	39	57	74	93	148	189	209	216	256	3,089
CTIVP® – Loomis Sayles Growth Fund (Class 1) (4/29/2016)
Accumulation unit value at beginning of period	$1.36	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.36	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12	17	29	—	—	—	—	—	—	—
CTIVP® – MFS® Blended Research® Core Equity Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.45	$1.23	$1.15	$1.17	$1.07	$0.85	$0.78	$0.83	$0.76	$0.59
Accumulation unit value at end of period	$1.31	$1.45	$1.23	$1.15	$1.17	$1.07	$0.85	$0.78	$0.83	$0.76
Number of accumulation units outstanding at end of period (000 omitted)	12	14	18	34	44	59	78	86	90	3,679
CTIVP® – Victory Sycamore Established Value Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.51	$2.21	$1.88	$1.91	$1.75	$1.31	$1.15	$1.25	$1.05	$0.78
Accumulation unit value at end of period	$2.21	$2.51	$2.21	$1.88	$1.91	$1.75	$1.31	$1.15	$1.25	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.41	$2.14	$1.90	$1.99	$1.82	$1.38	$1.18	$1.20	$0.97	$0.73
Accumulation unit value at end of period	$1.99	$2.41	$2.14	$1.90	$1.99	$1.82	$1.38	$1.18	$1.20	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.70	$1.94	$1.89	$1.83	$1.75	$1.35	$1.20	$1.33	$1.05	$0.68
Accumulation unit value at end of period	$2.61	$2.70	$1.94	$1.89	$1.83	$1.75	$1.35	$1.20	$1.33	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	26	32	61	68	113	159	177	196	196	264
Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.05	$1.65	$1.57	$1.65	$1.56	$1.32	$1.22	$1.15	$1.02	$0.85
Accumulation unit value at end of period	$1.87	$2.05	$1.65	$1.57	$1.65	$1.56	$1.32	$1.22	$1.15	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.00	$0.80	$0.87	$0.88	$0.93	$0.81	$0.67	$0.81	$0.75	$0.61
Accumulation unit value at end of period	$0.82	$1.00	$0.80	$0.87	$0.88	$0.93	$0.81	$0.67	$0.81	$0.75
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	56	29	30	—	—	—	—
Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.29	$1.03	$1.07	$1.12	$1.27	$1.06	$0.96	$1.21	$1.18	$0.93
Accumulation unit value at end of period	$1.05	$1.29	$1.03	$1.07	$1.12	$1.27	$1.06	$0.96	$1.21	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	4	4	4	4
Eaton Vance VT Floating-Rate Income Fund – Initial Class (5/1/2007)
Accumulation unit value at beginning of period	$1.16	$1.15	$1.08	$1.11	$1.13	$1.11	$1.06	$1.05	$0.99	$0.70
Accumulation unit value at end of period	$1.14	$1.16	$1.15	$1.08	$1.11	$1.13	$1.11	$1.06	$1.05	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	23	33	44	102	203	370	392	479	415	1,595
Fidelity® VIP Contrafund® Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.51	$2.11	$2.00	$2.04	$1.86	$1.45	$1.28	$1.34	$1.17	$0.89
Accumulation unit value at end of period	$2.29	$2.51	$2.11	$2.00	$2.04	$1.86	$1.45	$1.28	$1.34	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	344	393	567	627	914	1,139	1,312	1,476	1,609	2,294
Fidelity® VIP Growth Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.31	$1.75	$1.78	$1.70	$1.57	$1.18	$1.05	$1.07	$0.89	$0.71
Accumulation unit value at end of period	$2.25	$2.31	$1.75	$1.78	$1.70	$1.57	$1.18	$1.05	$1.07	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	8

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	175

Variable account charges of 2.15% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.30	$1.27	$1.25	$1.28	$1.24	$1.30	$1.25	$1.20	$1.14	$1.01
Accumulation unit value at end of period	$1.26	$1.30	$1.27	$1.25	$1.28	$1.24	$1.30	$1.25	$1.20	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	622	677	754	847	1,089	1,232	1,167	1,232	1,394	3,281
Fidelity® VIP Mid Cap Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.96	$2.51	$2.29	$2.38	$2.30	$1.73	$1.54	$1.76	$1.40	$1.03
Accumulation unit value at end of period	$2.47	$2.96	$2.51	$2.29	$2.38	$2.30	$1.73	$1.54	$1.76	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	48	51	80	94	138	165	195	219	231	822
Fidelity® VIP Overseas Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.64	$1.29	$1.39	$1.37	$1.53	$1.20	$1.02	$1.26	$1.14	$0.92
Accumulation unit value at end of period	$1.36	$1.64	$1.29	$1.39	$1.37	$1.53	$1.20	$1.02	$1.26	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	36	44	55	73	98	141	157	184	162	215
Franklin Global Real Estate VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.44	$1.33	$1.35	$1.38	$1.22	$1.22	$0.98	$1.06	$0.89	$0.77
Accumulation unit value at end of period	$1.31	$1.44	$1.33	$1.35	$1.38	$1.22	$1.22	$0.98	$1.06	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	1	1	1
Franklin Income VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.81	$1.69	$1.51	$1.66	$1.62	$1.45	$1.32	$1.32	$1.19	$0.90
Accumulation unit value at end of period	$1.70	$1.81	$1.69	$1.51	$1.66	$1.62	$1.45	$1.32	$1.32	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	15	24	25	19	28	30	13	14	15	18
Franklin Mutual Shares VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.82	$1.72	$1.51	$1.63	$1.55	$1.24	$1.11	$1.14	$1.05	$0.85
Accumulation unit value at end of period	$1.62	$1.82	$1.72	$1.51	$1.63	$1.55	$1.24	$1.11	$1.14	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	8	9	9	10	11	12	13	19	20
Franklin Rising Dividends VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.26	$1.91	$1.68	$1.79	$1.68	$1.32	$1.21	$1.16	$0.99	$0.86
Accumulation unit value at end of period	$2.10	$2.26	$1.91	$1.68	$1.79	$1.68	$1.32	$1.21	$1.16	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	1	5	6	6	41	41	50	51	52	55
Franklin Small-Mid Cap Growth VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.09	$1.76	$1.72	$1.81	$1.72	$1.27	$1.17	$1.26	$1.01	$0.72
Accumulation unit value at end of period	$1.94	$2.09	$1.76	$1.72	$1.81	$1.72	$1.27	$1.17	$1.26	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.45	$2.25	$2.03	$2.28	$2.05	$1.58	$1.36	$1.48	$1.21	$0.93
Accumulation unit value at end of period	$2.15	$2.45	$2.25	$2.03	$2.28	$2.05	$1.58	$1.36	$1.48	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	95	110	147	172	239	324	388	453	476	1,114
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.70	$1.40	$1.29	$1.32	$1.16	$0.86	$0.77	$0.75	$0.68	$0.58
Accumulation unit value at end of period	$1.56	$1.70	$1.40	$1.29	$1.32	$1.16	$0.86	$0.77	$0.75	$0.68
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	28	28	28	28
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.77	$1.42	$1.42	$1.39	$1.31	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$1.66	$1.77	$1.42	$1.42	$1.39	$1.31	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.13	$1.85	$1.62	$1.76	$1.65	$1.24	$1.07	$1.11	$0.98	$0.78
Accumulation unit value at end of period	$1.83	$2.13	$1.85	$1.62	$1.76	$1.65	$1.24	$1.07	$1.11	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	407	461	654	772	1,064	1,372	1,626	1,915	2,019	3,160
Invesco V.I. Health Care Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.73	$1.53	$1.77	$1.76	$1.51	$1.10	$0.93	$0.92	$0.89	$0.71
Accumulation unit value at end of period	$1.70	$1.73	$1.53	$1.77	$1.76	$1.51	$1.10	$0.93	$0.92	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	37	34	30	27	21	33	22
Invesco V.I. International Growth Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.14	$0.95	$0.98	$1.03	$1.05	$0.90	$0.80	$0.88	$0.80	$0.60
Accumulation unit value at end of period	$0.95	$1.14	$0.95	$0.98	$1.03	$1.05	$0.90	$0.80	$0.88	$0.80
Number of accumulation units outstanding at end of period (000 omitted)	15	18	26	36	52	59	72	76	76	2,823
Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.91	$1.70	$1.54	$1.64	$1.61	$1.28	$1.18	$1.29	$1.16	$0.91
Accumulation unit value at end of period	$1.65	$1.91	$1.70	$1.54	$1.64	$1.61	$1.28	$1.18	$1.29	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	15	21	23	25	38	68	77	91	91	121
Invesco V.I. Mid Cap Growth Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.59	$1.33	$1.35	$1.36	$1.29	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$1.46	$1.59	$1.33	$1.35	$1.36	$1.29	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

176	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 2.15% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Invesco V.I. Value Opportunities Fund, Series II Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.48	$1.29	$1.12	$1.28	$1.23	$0.94	$0.82	$0.86	$0.82	$0.57
Accumulation unit value at end of period	$1.17	$1.48	$1.29	$1.12	$1.28	$1.23	$0.94	$0.82	$0.86	$0.82
Number of accumulation units outstanding at end of period (000 omitted)	79	99	119	130	180	323	370	473	469	598
Janus Henderson VIT Research Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.74	$1.40	$1.42	$1.38	$1.25	$0.98	$0.85	$0.92	$0.82	$0.62
Accumulation unit value at end of period	$1.66	$1.74	$1.40	$1.42	$1.38	$1.25	$0.98	$0.85	$0.92	$0.82
Number of accumulation units outstanding at end of period (000 omitted)	43	46	53	29	45	60	86	96	98	3,042
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (3/27/2015)
Accumulation unit value at beginning of period	$1.26	$1.00	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.24	$1.26	$1.00	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
MFS® New Discovery Series – Service Class (4/30/2004)
Accumulation unit value at beginning of period	$2.43	$1.97	$1.85	$1.93	$2.13	$1.54	$1.30	$1.49	$1.12	$0.70
Accumulation unit value at end of period	$2.34	$2.43	$1.97	$1.85	$1.93	$2.13	$1.54	$1.30	$1.49	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	2	2	2	—	—	—
MFS® Total Return Series – Service Class (4/30/2004)
Accumulation unit value at beginning of period	$1.72	$1.57	$1.47	$1.51	$1.43	$1.23	$1.13	$1.14	$1.06	$0.92
Accumulation unit value at end of period	$1.58	$1.72	$1.57	$1.47	$1.51	$1.43	$1.23	$1.13	$1.14	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	9	14	14	15	15	16	7	7	8	8
MFS® Utilities Series – Service Class (4/30/2004)
Accumulation unit value at beginning of period	$3.02	$2.70	$2.48	$2.97	$2.70	$2.29	$2.07	$1.98	$1.79	$1.37
Accumulation unit value at end of period	$2.98	$3.02	$2.70	$2.48	$2.97	$2.70	$2.29	$2.07	$1.98	$1.79
Number of accumulation units outstanding at end of period (000 omitted)	3	4	4	23	53	92	112	132	123	57
Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.00	$0.93	$0.92	$0.95	$0.86	$0.85	$0.67	$0.76	$0.64	$0.46
Accumulation unit value at end of period	$0.90	$1.00	$0.93	$0.92	$0.95	$0.86	$0.85	$0.67	$0.76	$0.64
Number of accumulation units outstanding at end of period (000 omitted)	13	13	13	2	2	3	36	37	55	666
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.67	$1.23	$1.38	$1.50	$1.51	$1.12	$1.05	$1.16	$0.90	$0.58
Accumulation unit value at end of period	$1.81	$1.67	$1.23	$1.38	$1.50	$1.51	$1.12	$1.05	$1.16	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	18	18	19	—	—	—	—
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.55	$2.54	$2.43	$2.44	$1.92	$1.93	$1.71	$1.65	$1.30	$1.04
Accumulation unit value at end of period	$2.30	$2.55	$2.54	$2.43	$2.44	$1.92	$1.93	$1.71	$1.65	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	26	26	28	29	32	39	41	43	49	60
Oppenheimer Capital Appreciation Fund/VA, Service Shares* (4/30/2004)
Accumulation unit value at beginning of period	$1.87	$1.51	$1.58	$1.57	$1.39	$1.10	$0.99	$1.02	$0.96	$0.68
Accumulation unit value at end of period	$1.72	$1.87	$1.51	$1.58	$1.57	$1.39	$1.10	$0.99	$1.02	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	191	223	321	332	484	681	724	824	909	1,002
*Oppenheimer Capital Appreciation Fund/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Capital Appreciation Fund, Series II Shares on or about May 24, 2019.
Oppenheimer Global Fund/VA, Service Shares* (4/30/2004)
Accumulation unit value at beginning of period	$2.40	$1.80	$1.84	$1.81	$1.82	$1.46	$1.23	$1.38	$1.22	$0.89
Accumulation unit value at end of period	$2.03	$2.40	$1.80	$1.84	$1.81	$1.82	$1.46	$1.23	$1.38	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
*Oppenheimer Global Fund/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Global Fund, Series II Shares on or about May 24, 2019.
Oppenheimer Global Strategic Income Fund/VA, Service Shares* (4/30/2004)
Accumulation unit value at beginning of period	$1.44	$1.39	$1.34	$1.40	$1.39	$1.43	$1.29	$1.31	$1.17	$1.01
Accumulation unit value at end of period	$1.35	$1.44	$1.39	$1.34	$1.40	$1.39	$1.43	$1.29	$1.31	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	393	431	512	580	771	901	873	983	1,053	3,869
*Oppenheimer Global Strategic Income Fund/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares on or about May 24, 2019.
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares* (4/30/2004)
Accumulation unit value at beginning of period	$2.59	$2.32	$2.01	$2.19	$2.00	$1.46	$1.26	$1.32	$1.10	$0.82
Accumulation unit value at end of period	$2.26	$2.59	$2.32	$2.01	$2.19	$2.00	$1.46	$1.26	$1.32	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	4	4	—	—	—	—
*Oppenheimer Main Street Small Cap Fund®/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares on or about May 24, 2019.
PIMCO VIT All Asset Portfolio, Advisor Class (5/1/2007)
Accumulation unit value at beginning of period	$1.31	$1.18	$1.07	$1.20	$1.22	$1.25	$1.11	$1.11	$1.01	$0.85
Accumulation unit value at end of period	$1.21	$1.31	$1.18	$1.07	$1.20	$1.22	$1.25	$1.11	$1.11	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	26	34	45	62	80	101	131	145	141	1,661

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	177

Variable account charges of 2.15% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Putnam VT Global Health Care Fund – Class IB Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.31	$2.05	$2.36	$2.24	$1.79	$1.29	$1.08	$1.12	$1.11	$0.90
Accumulation unit value at end of period	$2.25	$2.31	$2.05	$2.36	$2.24	$1.79	$1.29	$1.08	$1.12	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	4	4	4	4
Putnam VT International Equity Fund – Class IB Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.54	$1.24	$1.30	$1.33	$1.45	$1.16	$0.97	$1.19	$1.11	$0.91
Accumulation unit value at end of period	$1.22	$1.54	$1.24	$1.30	$1.33	$1.45	$1.16	$0.97	$1.19	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	2	2	—	—	—	—
Putnam VT Small Cap Value Fund – Class IB Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.09	$1.98	$1.59	$1.69	$1.67	$1.22	$1.06	$1.14	$0.93	$0.72
Accumulation unit value at end of period	$1.64	$2.09	$1.98	$1.59	$1.69	$1.67	$1.22	$1.06	$1.14	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	3	4
Putnam VT Sustainable Leaders Fund – Class IB Shares (9/24/2010)
Accumulation unit value at beginning of period	$2.31	$1.83	$1.73	$1.77	$1.60	$1.20	$1.05	$1.13	$1.00	—
Accumulation unit value at end of period	$2.23	$2.31	$1.83	$1.73	$1.77	$1.60	$1.20	$1.05	$1.13	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Templeton Global Bond VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.81	$1.82	$1.80	$1.93	$1.93	$1.94	$1.73	$1.78	$1.59	$1.37
Accumulation unit value at end of period	$1.81	$1.81	$1.82	$1.80	$1.93	$1.93	$1.94	$1.73	$1.78	$1.59
Number of accumulation units outstanding at end of period (000 omitted)	160	185	222	251	325	377	368	411	443	1,805
Templeton Growth VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.62	$1.40	$1.30	$1.42	$1.50	$1.17	$0.99	$1.08	$1.03	$0.80
Accumulation unit value at end of period	$1.35	$1.62	$1.40	$1.30	$1.42	$1.50	$1.17	$0.99	$1.08	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	8	9	9	10	11	11	12	13	14
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.68	$1.44	$1.39	$1.43	$1.39	$1.17	$1.05	$1.11	$1.00	—
Accumulation unit value at end of period	$1.50	$1.68	$1.44	$1.39	$1.43	$1.39	$1.17	$1.05	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.68	$1.44	$1.39	$1.43	$1.39	$1.18	$1.06	$1.11	$1.00	—
Accumulation unit value at end of period	$1.50	$1.68	$1.44	$1.39	$1.43	$1.39	$1.18	$1.06	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	765	704	1,002	2,192	2,638	3,488	3,929	4,112	4,381	—
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.18	$1.12	$1.11	$1.13	$1.11	$1.10	$1.05	$1.04	$1.00	—
Accumulation unit value at end of period	$1.12	$1.18	$1.12	$1.11	$1.13	$1.11	$1.10	$1.05	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	43	43	293	294	457	536	496	450	316	—
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.18	$1.12	$1.11	$1.13	$1.11	$1.10	$1.05	$1.04	$1.00	—
Accumulation unit value at end of period	$1.12	$1.18	$1.12	$1.11	$1.13	$1.11	$1.10	$1.05	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	1,261	1,768	2,706	3,524	3,716	3,813	4,878	5,242	5,898	—
Variable Portfolio – Managed Risk Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.04	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$1.04	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.05	$1.00	$0.99	$1.02	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.05	$1.00	$0.99	$1.02	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	61	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.09	$1.00	$0.99	$1.03	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.09	$1.00	$0.99	$1.03	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	646	673	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.16	$1.01	$1.00	$1.05	$1.03	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.16	$1.01	$1.00	$1.05	$1.03	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	901	949	1,018	1,091	742	151	—	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.13	$1.01	$1.00	$1.05	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.13	$1.01	$1.00	$1.05	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,270	1,850	1,801	1,560	1,876	301	—	—	—	—

178	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 2.15% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.43	$1.29	$1.26	$1.29	$1.26	$1.15	$1.06	$1.08	$1.00	—
Accumulation unit value at end of period	$1.32	$1.43	$1.29	$1.26	$1.29	$1.26	$1.15	$1.06	$1.08	—
Number of accumulation units outstanding at end of period (000 omitted)	1,405	1,677	1,746	2,042	2,058	2,036	2,492	2,156	1,812	—
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.43	$1.29	$1.26	$1.30	$1.26	$1.16	$1.07	$1.08	$1.00	—
Accumulation unit value at end of period	$1.32	$1.43	$1.29	$1.26	$1.30	$1.26	$1.16	$1.07	$1.08	—
Number of accumulation units outstanding at end of period (000 omitted)	6,544	7,989	9,713	10,759	12,872	15,437	17,498	18,520	19,919	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.55	$1.37	$1.33	$1.37	$1.33	$1.17	$1.06	$1.10	$1.00	—
Accumulation unit value at end of period	$1.41	$1.55	$1.37	$1.33	$1.37	$1.33	$1.17	$1.06	$1.10	—
Number of accumulation units outstanding at end of period (000 omitted)	92	521	526	532	576	586	125	127	534	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.56	$1.37	$1.33	$1.37	$1.33	$1.17	$1.07	$1.10	$1.00	—
Accumulation unit value at end of period	$1.42	$1.56	$1.37	$1.33	$1.37	$1.33	$1.17	$1.07	$1.10	—
Number of accumulation units outstanding at end of period (000 omitted)	1,586	1,754	2,587	3,038	3,948	6,736	7,474	8,551	9,579	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.29	$1.20	$1.18	$1.21	$1.18	$1.13	$1.06	$1.06	$1.00	—
Accumulation unit value at end of period	$1.21	$1.29	$1.20	$1.18	$1.21	$1.18	$1.13	$1.06	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	485	69	77	86	105	149	274	662	259	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.30	$1.21	$1.18	$1.21	$1.18	$1.13	$1.06	$1.06	$1.00	—
Accumulation unit value at end of period	$1.22	$1.30	$1.21	$1.18	$1.21	$1.18	$1.13	$1.06	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	1,478	2,064	2,286	2,459	2,462	2,725	3,180	3,689	4,073	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.22	$2.12	$1.72	$1.94	$1.94	$1.47	$1.33	$1.42	$1.16	$0.87
Accumulation unit value at end of period	$1.87	$2.22	$2.12	$1.72	$1.94	$1.94	$1.47	$1.33	$1.42	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	147	165	226	279	395	481	588	655	679	850
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.10	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.10	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.20	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.20	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.15	$1.02	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.09	$1.15	$1.02	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wanger International (4/30/2004)
Accumulation unit value at beginning of period	$2.85	$2.19	$2.27	$2.32	$2.48	$2.07	$1.74	$2.08	$1.70	$1.16
Accumulation unit value at end of period	$2.29	$2.85	$2.19	$2.27	$2.32	$2.48	$2.07	$1.74	$2.08	$1.70
Number of accumulation units outstanding at end of period (000 omitted)	132	136	201	204	302	358	382	438	421	1,029
Wanger USA (4/30/2004)
Accumulation unit value at beginning of period	$2.55	$2.18	$1.96	$2.02	$1.97	$1.50	$1.28	$1.35	$1.12	$0.81
Accumulation unit value at end of period	$2.46	$2.55	$2.18	$1.96	$2.02	$1.97	$1.50	$1.28	$1.35	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	78	97	138	162	233	283	345	389	427	1,045
Wells Fargo VT Index Asset Allocation Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.99	$1.81	$1.72	$1.73	$1.50	$1.28	$1.16	$1.11	$1.00	$0.89
Accumulation unit value at end of period	$1.89	$1.99	$1.81	$1.72	$1.73	$1.50	$1.28	$1.16	$1.11	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wells Fargo VT International Equity Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.62	$1.33	$1.31	$1.32	$1.42	$1.22	$1.10	$1.29	$1.13	$1.00
Accumulation unit value at end of period	$1.31	$1.62	$1.33	$1.31	$1.32	$1.42	$1.22	$1.10	$1.29	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wells Fargo VT Omega Growth Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.72	$2.07	$2.10	$2.12	$2.08	$1.52	$1.29	$1.40	$1.19	$0.85
Accumulation unit value at end of period	$2.67	$2.72	$2.07	$2.10	$2.12	$2.08	$1.52	$1.29	$1.40	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wells Fargo VT Opportunity Fund – Class 2 (8/26/2011)
Accumulation unit value at beginning of period	$2.00	$1.70	$1.55	$1.63	$1.51	$1.18	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.82	$2.00	$1.70	$1.55	$1.63	$1.51	$1.18	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	179

Variable account charges of 2.15% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Wells Fargo VT Small Cap Growth Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.69	$2.18	$2.07	$2.18	$2.27	$1.54	$1.46	$1.56	$1.26	$0.84
Accumulation unit value at end of period	$2.66	$2.69	$2.18	$2.07	$2.18	$2.27	$1.54	$1.46	$1.56	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable account charges of 2.20% of the daily net assets of the variable account.

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AB VPS Balanced Wealth Strategy Portfolio (Class B) (9/26/2008)
Accumulation unit value at beginning of period	$1.55	$1.37	$1.34	$1.35	$1.29	$1.13	$1.02	$1.08	$1.00	$0.82
Accumulation unit value at end of period	$1.42	$1.55	$1.37	$1.34	$1.35	$1.29	$1.13	$1.02	$1.08	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (5/1/2007)
Accumulation unit value at beginning of period	$1.36	$1.02	$1.05	$1.05	$1.02	$0.85	$0.77	$1.02	$0.88	$0.59
Accumulation unit value at end of period	$1.20	$1.36	$1.02	$1.05	$1.05	$1.02	$0.85	$0.77	$1.02	$0.88
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
AB VPS Growth and Income Portfolio (Class B) (4/30/2004)
Accumulation unit value at beginning of period	$2.04	$1.76	$1.62	$1.63	$1.52	$1.16	$1.01	$0.97	$0.88	$0.75
Accumulation unit value at end of period	$1.88	$2.04	$1.76	$1.62	$1.63	$1.52	$1.16	$1.01	$0.97	$0.88
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
AB VPS International Value Portfolio (Class B) (4/30/2004)
Accumulation unit value at beginning of period	$1.31	$1.07	$1.10	$1.10	$1.20	$1.00	$0.90	$1.14	$1.11	$0.85
Accumulation unit value at end of period	$0.98	$1.31	$1.07	$1.10	$1.10	$1.20	$1.00	$0.90	$1.14	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	8	7	7	8	8	10	15	14	15	24
American Century VP Inflation Protection, Class II (4/30/2004)
Accumulation unit value at beginning of period	$1.21	$1.20	$1.17	$1.23	$1.22	$1.36	$1.29	$1.18	$1.15	$1.07
Accumulation unit value at end of period	$1.15	$1.21	$1.20	$1.17	$1.23	$1.22	$1.36	$1.29	$1.18	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	3	3	7	8	7	8	8
American Century VP International, Class II (4/30/2004)
Accumulation unit value at beginning of period	$1.77	$1.38	$1.49	$1.52	$1.65	$1.38	$1.16	$1.35	$1.22	$0.94
Accumulation unit value at end of period	$1.46	$1.77	$1.38	$1.49	$1.52	$1.65	$1.38	$1.16	$1.35	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Mid Cap Value, Class II (5/1/2007)
Accumulation unit value at beginning of period	$1.96	$1.80	$1.50	$1.55	$1.37	$1.08	$0.95	$0.98	$0.84	$0.66
Accumulation unit value at end of period	$1.67	$1.96	$1.80	$1.50	$1.55	$1.37	$1.08	$0.95	$0.98	$0.84
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Ultra®, Class II (4/30/2004)
Accumulation unit value at beginning of period	$2.17	$1.68	$1.65	$1.59	$1.48	$1.10	$0.99	$1.00	$0.89	$0.67
Accumulation unit value at end of period	$2.14	$2.17	$1.68	$1.65	$1.59	$1.48	$1.10	$0.99	$1.00	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	6	7	8	9	10	12	18	18	19	19
American Century VP Value, Class II (4/30/2004)
Accumulation unit value at beginning of period	$2.04	$1.92	$1.64	$1.74	$1.58	$1.23	$1.09	$1.11	$1.00	$0.86
Accumulation unit value at end of period	$1.81	$2.04	$1.92	$1.64	$1.74	$1.58	$1.23	$1.09	$1.11	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
ClearBridge Variable Small Cap Growth Portfolio – Class I (5/1/2007)
Accumulation unit value at beginning of period	$2.03	$1.67	$1.62	$1.73	$1.70	$1.18	$1.01	$1.02	$0.83	$0.59
Accumulation unit value at end of period	$2.06	$2.03	$1.67	$1.62	$1.73	$1.70	$1.18	$1.01	$1.02	$0.83
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	4	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.09	$1.72	$1.63	$1.65	$1.46	$1.12	$1.00	$0.98	$0.85	$0.70
Accumulation unit value at end of period	$1.96	$2.09	$1.72	$1.63	$1.65	$1.46	$1.12	$1.00	$0.98	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.14	$1.92	$1.73	$1.81	$1.69	$1.36	$1.22	$1.31	$1.15	$0.92
Accumulation unit value at end of period	$1.97	$2.14	$1.92	$1.73	$1.81	$1.69	$1.36	$1.22	$1.31	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	9	10	9	12	12	15	22	23	28	51
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.68	$1.87	$1.82	$2.04	$2.13	$2.22	$1.88	$2.44	$2.08	$1.22
Accumulation unit value at end of period	$2.06	$2.68	$1.87	$1.82	$2.04	$2.13	$2.22	$1.88	$2.44	$2.08
Number of accumulation units outstanding at end of period (000 omitted)	4	3	3	4	4	4	5	5	7	8
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$0.86	$0.88	$0.90	$0.92	$0.94	$0.96	$0.98	$1.00	$1.02	$1.04
Accumulation unit value at end of period	$0.85	$0.86	$0.88	$0.90	$0.92	$0.94	$0.96	$0.98	$1.00	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	12	12	12	—	—	6	6	5	61	73

180	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 2.20% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.97	$1.90	$1.73	$1.79	$1.77	$1.70	$1.51	$1.46	$1.31	$0.87
Accumulation unit value at end of period	$1.85	$1.97	$1.90	$1.73	$1.79	$1.77	$1.70	$1.51	$1.46	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	1	1	1	1	1	1	1
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (6/1/2004)
Accumulation unit value at beginning of period	$1.91	$1.83	$1.69	$1.75	$1.72	$1.67	$1.49	$1.43	$1.30	$0.93
Accumulation unit value at end of period	$1.79	$1.91	$1.83	$1.69	$1.75	$1.72	$1.67	$1.49	$1.43	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	1	1	1	4	14
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.29	$1.27	$1.24	$1.27	$1.23	$1.29	$1.23	$1.17	$1.11	$0.99
Accumulation unit value at end of period	$1.27	$1.29	$1.27	$1.24	$1.27	$1.23	$1.29	$1.23	$1.17	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	5	5	5	11	59
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.17	$1.73	$1.75	$1.64	$1.47	$1.16	$0.98	$1.04	$0.91	$0.68
Accumulation unit value at end of period	$2.04	$2.17	$1.73	$1.75	$1.64	$1.47	$1.16	$0.98	$1.04	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	1	1	1	1
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.23	$1.88	$1.72	$1.75	$1.58	$1.22	$1.08	$1.09	$0.97	$0.79
Accumulation unit value at end of period	$2.08	$2.23	$1.88	$1.72	$1.75	$1.58	$1.22	$1.08	$1.09	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.00	$1.67	$1.67	$1.62	$1.54	$1.20	$1.10	$1.33	$1.07	$0.67
Accumulation unit value at end of period	$1.86	$2.00	$1.67	$1.67	$1.62	$1.54	$1.20	$1.10	$1.33	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.55	$1.40	$1.25	$1.35	$1.23	$0.91	$0.79	$0.88	$0.73	$0.53
Accumulation unit value at end of period	$1.31	$1.55	$1.40	$1.25	$1.35	$1.23	$0.91	$0.79	$0.88	$0.73
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Overseas Core Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.70	$1.37	$1.49	$1.45	$1.62	$1.35	$1.18	$1.37	$1.23	$0.99
Accumulation unit value at end of period	$1.39	$1.70	$1.37	$1.49	$1.45	$1.62	$1.35	$1.18	$1.37	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.31	$1.95	$1.67	$1.79	$1.65	$1.22	$1.05	$1.10	$0.93	$0.75
Accumulation unit value at end of period	$1.98	$2.31	$1.95	$1.67	$1.79	$1.65	$1.22	$1.05	$1.10	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (4/30/2004)
Accumulation unit value at beginning of period	$2.49	$2.23	$1.72	$1.88	$1.86	$1.42	$1.30	$1.42	$1.15	$0.94
Accumulation unit value at end of period	$1.99	$2.49	$2.23	$1.72	$1.88	$1.86	$1.42	$1.30	$1.42	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	3	16
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.01	$1.00	$0.99	$1.00	$0.97	$1.01	$1.02	$1.02	$1.02	$0.98
Accumulation unit value at end of period	$1.00	$1.01	$1.00	$0.99	$1.00	$0.97	$1.01	$1.02	$1.02	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	3	3	3	3	14
Credit Suisse Trust – Commodity Return Strategy Portfolio (5/1/2007)
Accumulation unit value at beginning of period	$0.44	$0.44	$0.40	$0.55	$0.68	$0.78	$0.81	$0.95	$0.83	$0.71
Accumulation unit value at end of period	$0.38	$0.44	$0.44	$0.40	$0.55	$0.68	$0.78	$0.81	$0.95	$0.83
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.26	$1.26	$1.18	$1.23	$1.16	$1.25	$1.21	$1.12	$1.10	$1.06
Accumulation unit value at end of period	$1.23	$1.26	$1.26	$1.18	$1.23	$1.16	$1.25	$1.21	$1.12	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	3	3	3	6	29
CTIVP® – Loomis Sayles Growth Fund (Class 1) (4/29/2016)
Accumulation unit value at beginning of period	$1.36	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.36	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVP® – MFS® Blended Research® Core Equity Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.44	$1.23	$1.14	$1.16	$1.06	$0.85	$0.78	$0.83	$0.76	$0.59
Accumulation unit value at end of period	$1.30	$1.44	$1.23	$1.14	$1.16	$1.06	$0.85	$0.78	$0.83	$0.76
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	1	6	38
CTIVP® – Victory Sycamore Established Value Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.49	$2.20	$1.87	$1.90	$1.74	$1.31	$1.14	$1.25	$1.05	$0.78
Accumulation unit value at end of period	$2.19	$2.49	$2.20	$1.87	$1.90	$1.74	$1.31	$1.14	$1.25	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	181

Variable account charges of 2.20% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.39	$2.13	$1.89	$1.98	$1.81	$1.37	$1.18	$1.20	$0.97	$0.73
Accumulation unit value at end of period	$1.97	$2.39	$2.13	$1.89	$1.98	$1.81	$1.37	$1.18	$1.20	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.68	$1.92	$1.88	$1.82	$1.74	$1.35	$1.19	$1.33	$1.04	$0.68
Accumulation unit value at end of period	$2.59	$2.68	$1.92	$1.88	$1.82	$1.74	$1.35	$1.19	$1.33	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	2	2	2	3	3	3	4
Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.04	$1.64	$1.56	$1.64	$1.55	$1.31	$1.22	$1.15	$1.02	$0.85
Accumulation unit value at end of period	$1.85	$2.04	$1.64	$1.56	$1.64	$1.55	$1.31	$1.22	$1.15	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$0.99	$0.80	$0.87	$0.88	$0.92	$0.80	$0.67	$0.80	$0.75	$0.61
Accumulation unit value at end of period	$0.82	$0.99	$0.80	$0.87	$0.88	$0.92	$0.80	$0.67	$0.80	$0.75
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.28	$1.02	$1.06	$1.12	$1.26	$1.05	$0.96	$1.20	$1.18	$0.92
Accumulation unit value at end of period	$1.04	$1.28	$1.02	$1.06	$1.12	$1.26	$1.05	$0.96	$1.20	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Eaton Vance VT Floating-Rate Income Fund – Initial Class (5/1/2007)
Accumulation unit value at beginning of period	$1.16	$1.14	$1.07	$1.11	$1.12	$1.11	$1.05	$1.05	$0.98	$0.70
Accumulation unit value at end of period	$1.13	$1.16	$1.14	$1.07	$1.11	$1.12	$1.11	$1.05	$1.05	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	2	15
Fidelity® VIP Contrafund® Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.49	$2.10	$1.99	$2.02	$1.85	$1.45	$1.27	$1.34	$1.17	$0.88
Accumulation unit value at end of period	$2.28	$2.49	$2.10	$1.99	$2.02	$1.85	$1.45	$1.27	$1.34	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	10	10	10	12	13	17	25	26	31	38
Fidelity® VIP Growth Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.30	$1.74	$1.77	$1.69	$1.56	$1.17	$1.05	$1.07	$0.88	$0.71
Accumulation unit value at end of period	$2.24	$2.30	$1.74	$1.77	$1.69	$1.56	$1.17	$1.05	$1.07	$0.88
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.29	$1.27	$1.24	$1.28	$1.24	$1.29	$1.25	$1.19	$1.13	$1.00
Accumulation unit value at end of period	$1.25	$1.29	$1.27	$1.24	$1.28	$1.24	$1.29	$1.25	$1.19	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	3	3	9	11	10	13	36
Fidelity® VIP Mid Cap Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.94	$2.50	$2.28	$2.37	$2.28	$1.72	$1.53	$1.76	$1.40	$1.02
Accumulation unit value at end of period	$2.45	$2.94	$2.50	$2.28	$2.37	$2.28	$1.72	$1.53	$1.76	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	3	3	3	5	5	6	13
Fidelity® VIP Overseas Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.63	$1.28	$1.38	$1.37	$1.52	$1.20	$1.02	$1.26	$1.14	$0.92
Accumulation unit value at end of period	$1.35	$1.63	$1.28	$1.38	$1.37	$1.52	$1.20	$1.02	$1.26	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Global Real Estate VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.43	$1.32	$1.35	$1.37	$1.22	$1.21	$0.97	$1.06	$0.89	$0.77
Accumulation unit value at end of period	$1.30	$1.43	$1.32	$1.35	$1.37	$1.22	$1.21	$0.97	$1.06	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Income VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.80	$1.68	$1.50	$1.65	$1.61	$1.45	$1.31	$1.31	$1.19	$0.90
Accumulation unit value at end of period	$1.68	$1.80	$1.68	$1.50	$1.65	$1.61	$1.45	$1.31	$1.31	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Mutual Shares VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.81	$1.71	$1.50	$1.62	$1.54	$1.23	$1.10	$1.14	$1.05	$0.85
Accumulation unit value at end of period	$1.61	$1.81	$1.71	$1.50	$1.62	$1.54	$1.23	$1.10	$1.14	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Rising Dividends VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.24	$1.90	$1.68	$1.78	$1.67	$1.32	$1.20	$1.16	$0.98	$0.86
Accumulation unit value at end of period	$2.08	$2.24	$1.90	$1.68	$1.78	$1.67	$1.32	$1.20	$1.16	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Small-Mid Cap Growth VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.08	$1.75	$1.71	$1.80	$1.71	$1.27	$1.17	$1.26	$1.01	$0.72
Accumulation unit value at end of period	$1.92	$2.08	$1.75	$1.71	$1.80	$1.71	$1.27	$1.17	$1.26	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

182	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 2.20% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.43	$2.24	$2.02	$2.27	$2.04	$1.57	$1.36	$1.48	$1.21	$0.93
Accumulation unit value at end of period	$2.13	$2.43	$2.24	$2.02	$2.27	$2.04	$1.57	$1.36	$1.48	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	4	4	5	7	7	12	17
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.69	$1.39	$1.29	$1.31	$1.15	$0.86	$0.77	$0.75	$0.68	$0.58
Accumulation unit value at end of period	$1.55	$1.69	$1.39	$1.29	$1.31	$1.15	$0.86	$0.77	$0.75	$0.68
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.76	$1.42	$1.42	$1.39	$1.31	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$1.66	$1.76	$1.42	$1.42	$1.39	$1.31	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.12	$1.84	$1.61	$1.75	$1.64	$1.24	$1.06	$1.11	$0.98	$0.78
Accumulation unit value at end of period	$1.81	$2.12	$1.84	$1.61	$1.75	$1.64	$1.24	$1.06	$1.11	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	12	12	12	15	15	18	29	31	34	42
Invesco V.I. Health Care Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.72	$1.52	$1.76	$1.75	$1.50	$1.09	$0.93	$0.91	$0.89	$0.71
Accumulation unit value at end of period	$1.69	$1.72	$1.52	$1.76	$1.75	$1.50	$1.09	$0.93	$0.91	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. International Growth Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.14	$0.95	$0.97	$1.02	$1.04	$0.90	$0.80	$0.88	$0.80	$0.60
Accumulation unit value at end of period	$0.94	$1.14	$0.95	$0.97	$1.02	$1.04	$0.90	$0.80	$0.88	$0.80
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	3	23
Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.90	$1.69	$1.53	$1.63	$1.60	$1.28	$1.18	$1.29	$1.16	$0.91
Accumulation unit value at end of period	$1.64	$1.90	$1.69	$1.53	$1.63	$1.60	$1.28	$1.18	$1.29	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Mid Cap Growth Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.58	$1.33	$1.35	$1.36	$1.29	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$1.46	$1.58	$1.33	$1.35	$1.36	$1.29	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Value Opportunities Fund, Series II Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.47	$1.28	$1.11	$1.27	$1.22	$0.94	$0.81	$0.86	$0.82	$0.57
Accumulation unit value at end of period	$1.16	$1.47	$1.28	$1.11	$1.27	$1.22	$0.94	$0.81	$0.86	$0.82
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Janus Henderson VIT Research Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.73	$1.39	$1.42	$1.38	$1.25	$0.98	$0.85	$0.92	$0.82	$0.62
Accumulation unit value at end of period	$1.65	$1.73	$1.39	$1.42	$1.38	$1.25	$0.98	$0.85	$0.92	$0.82
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	1	7	33
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (3/27/2015)
Accumulation unit value at beginning of period	$1.25	$1.00	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.23	$1.25	$1.00	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
MFS® New Discovery Series – Service Class (4/30/2004)
Accumulation unit value at beginning of period	$2.41	$1.95	$1.84	$1.92	$2.12	$1.53	$1.30	$1.48	$1.11	$0.70
Accumulation unit value at end of period	$2.32	$2.41	$1.95	$1.84	$1.92	$2.12	$1.53	$1.30	$1.48	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
MFS® Total Return Series – Service Class (4/30/2004)
Accumulation unit value at beginning of period	$1.71	$1.56	$1.46	$1.50	$1.42	$1.22	$1.13	$1.13	$1.06	$0.92
Accumulation unit value at end of period	$1.57	$1.71	$1.56	$1.46	$1.50	$1.42	$1.22	$1.13	$1.13	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
MFS® Utilities Series – Service Class (4/30/2004)
Accumulation unit value at beginning of period	$3.00	$2.68	$2.46	$2.95	$2.68	$2.28	$2.06	$1.98	$1.78	$1.37
Accumulation unit value at end of period	$2.96	$3.00	$2.68	$2.46	$2.95	$2.68	$2.28	$2.06	$1.98	$1.78
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	2	—
Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$0.99	$0.92	$0.92	$0.95	$0.85	$0.85	$0.67	$0.76	$0.64	$0.46
Accumulation unit value at end of period	$0.89	$0.99	$0.92	$0.92	$0.95	$0.85	$0.85	$0.67	$0.76	$0.64
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	1	6
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.66	$1.23	$1.38	$1.50	$1.50	$1.12	$1.05	$1.16	$0.90	$0.58
Accumulation unit value at end of period	$1.80	$1.66	$1.23	$1.38	$1.50	$1.50	$1.12	$1.05	$1.16	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	183

Variable account charges of 2.20% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.54	$2.52	$2.42	$2.43	$1.92	$1.92	$1.70	$1.65	$1.30	$1.03
Accumulation unit value at end of period	$2.28	$2.54	$2.52	$2.42	$2.43	$1.92	$1.92	$1.70	$1.65	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Capital Appreciation Fund/VA, Service Shares* (4/30/2004)
Accumulation unit value at beginning of period	$1.86	$1.50	$1.57	$1.56	$1.38	$1.09	$0.98	$1.02	$0.95	$0.68
Accumulation unit value at end of period	$1.71	$1.86	$1.50	$1.57	$1.56	$1.38	$1.09	$0.98	$1.02	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	5	5	5	6	6	8	12	12	12	11
*Oppenheimer Capital Appreciation Fund/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Capital Appreciation Fund, Series II Shares on or about May 24, 2019.
Oppenheimer Global Fund/VA, Service Shares* (4/30/2004)
Accumulation unit value at beginning of period	$2.38	$1.79	$1.83	$1.80	$1.81	$1.46	$1.23	$1.37	$1.21	$0.89
Accumulation unit value at end of period	$2.02	$2.38	$1.79	$1.83	$1.80	$1.81	$1.46	$1.23	$1.37	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
*Oppenheimer Global Fund/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Global Fund, Series II Shares on or about May 24, 2019.
Oppenheimer Global Strategic Income Fund/VA, Service Shares* (4/30/2004)
Accumulation unit value at beginning of period	$1.43	$1.38	$1.33	$1.39	$1.39	$1.42	$1.29	$1.31	$1.16	$1.00
Accumulation unit value at end of period	$1.34	$1.43	$1.38	$1.33	$1.39	$1.39	$1.42	$1.29	$1.31	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	2	2	4	5	6	10	34
*Oppenheimer Global Strategic Income Fund/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares on or about May 24, 2019.
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares* (4/30/2004)
Accumulation unit value at beginning of period	$2.57	$2.31	$2.00	$2.18	$2.00	$1.45	$1.26	$1.32	$1.10	$0.82
Accumulation unit value at end of period	$2.25	$2.57	$2.31	$2.00	$2.18	$2.00	$1.45	$1.26	$1.32	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
*Oppenheimer Main Street Small Cap Fund®/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares on or about May 24, 2019.
PIMCO VIT All Asset Portfolio, Advisor Class (5/1/2007)
Accumulation unit value at beginning of period	$1.30	$1.18	$1.06	$1.20	$1.22	$1.24	$1.11	$1.11	$1.01	$0.85
Accumulation unit value at end of period	$1.21	$1.30	$1.18	$1.06	$1.20	$1.22	$1.24	$1.11	$1.11	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	1	5	25
Putnam VT Global Health Care Fund – Class IB Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.30	$2.04	$2.35	$2.23	$1.78	$1.29	$1.08	$1.11	$1.11	$0.90
Accumulation unit value at end of period	$2.23	$2.30	$2.04	$2.35	$2.23	$1.78	$1.29	$1.08	$1.11	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Putnam VT International Equity Fund – Class IB Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.53	$1.23	$1.29	$1.32	$1.45	$1.15	$0.97	$1.19	$1.11	$0.91
Accumulation unit value at end of period	$1.21	$1.53	$1.23	$1.29	$1.32	$1.45	$1.15	$0.97	$1.19	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Putnam VT Small Cap Value Fund – Class IB Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.08	$1.97	$1.58	$1.68	$1.66	$1.22	$1.06	$1.14	$0.92	$0.72
Accumulation unit value at end of period	$1.63	$2.08	$1.97	$1.58	$1.68	$1.66	$1.22	$1.06	$1.14	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Putnam VT Sustainable Leaders Fund – Class IB Shares (9/24/2010)
Accumulation unit value at beginning of period	$2.30	$1.82	$1.73	$1.77	$1.59	$1.19	$1.05	$1.13	$1.00	—
Accumulation unit value at end of period	$2.22	$2.30	$1.82	$1.73	$1.77	$1.59	$1.19	$1.05	$1.13	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Templeton Global Bond VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.80	$1.81	$1.79	$1.92	$1.92	$1.94	$1.72	$1.77	$1.58	$1.36
Accumulation unit value at end of period	$1.80	$1.80	$1.81	$1.79	$1.92	$1.92	$1.94	$1.72	$1.77	$1.58
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	1	1	2	3	3	5	18
Templeton Growth VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.61	$1.39	$1.29	$1.41	$1.49	$1.16	$0.98	$1.08	$1.03	$0.80
Accumulation unit value at end of period	$1.34	$1.61	$1.39	$1.29	$1.41	$1.49	$1.16	$0.98	$1.08	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.67	$1.44	$1.39	$1.43	$1.38	$1.17	$1.05	$1.11	$1.00	—
Accumulation unit value at end of period	$1.50	$1.67	$1.44	$1.39	$1.43	$1.38	$1.17	$1.05	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.68	$1.44	$1.39	$1.43	$1.39	$1.17	$1.06	$1.11	$1.00	—
Accumulation unit value at end of period	$1.50	$1.68	$1.44	$1.39	$1.43	$1.39	$1.17	$1.06	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	213	214	214	215	217	219	221	223	266	—

184	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 2.20% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.17	$1.12	$1.10	$1.13	$1.11	$1.10	$1.05	$1.04	$1.00	—
Accumulation unit value at end of period	$1.11	$1.17	$1.12	$1.10	$1.13	$1.11	$1.10	$1.05	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.17	$1.12	$1.10	$1.13	$1.11	$1.10	$1.05	$1.04	$1.00	—
Accumulation unit value at end of period	$1.11	$1.17	$1.12	$1.10	$1.13	$1.11	$1.10	$1.05	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.04	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$1.04	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.05	$0.99	$0.99	$1.02	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.05	$0.99	$0.99	$1.02	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.09	$1.00	$0.99	$1.03	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.09	$1.00	$0.99	$1.03	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.16	$1.01	$1.00	$1.05	$1.03	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.16	$1.01	$1.00	$1.05	$1.03	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.13	$1.01	$1.00	$1.04	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.13	$1.01	$1.00	$1.04	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.42	$1.29	$1.26	$1.29	$1.26	$1.15	$1.06	$1.08	$1.00	—
Accumulation unit value at end of period	$1.32	$1.42	$1.29	$1.26	$1.29	$1.26	$1.15	$1.06	$1.08	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	47	47	47	—
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.43	$1.29	$1.26	$1.29	$1.26	$1.15	$1.06	$1.08	$1.00	—
Accumulation unit value at end of period	$1.32	$1.43	$1.29	$1.26	$1.29	$1.26	$1.15	$1.06	$1.08	—
Number of accumulation units outstanding at end of period (000 omitted)	146	147	158	160	164	220	227	239	257	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.55	$1.36	$1.32	$1.36	$1.32	$1.17	$1.06	$1.10	$1.00	—
Accumulation unit value at end of period	$1.41	$1.55	$1.36	$1.32	$1.36	$1.32	$1.17	$1.06	$1.10	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.55	$1.36	$1.33	$1.37	$1.33	$1.17	$1.06	$1.10	$1.00	—
Accumulation unit value at end of period	$1.41	$1.55	$1.36	$1.33	$1.37	$1.33	$1.17	$1.06	$1.10	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	69	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.29	$1.20	$1.18	$1.21	$1.18	$1.12	$1.06	$1.06	$1.00	—
Accumulation unit value at end of period	$1.21	$1.29	$1.20	$1.18	$1.21	$1.18	$1.12	$1.06	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.29	$1.20	$1.18	$1.21	$1.18	$1.13	$1.06	$1.06	$1.00	—
Accumulation unit value at end of period	$1.21	$1.29	$1.20	$1.18	$1.21	$1.18	$1.13	$1.06	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	61	61	61	61	61	61	61	61	61	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.20	$2.10	$1.71	$1.93	$1.93	$1.47	$1.32	$1.41	$1.16	$0.87
Accumulation unit value at end of period	$1.86	$2.20	$2.10	$1.71	$1.93	$1.93	$1.47	$1.32	$1.41	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	5	5	5	6	6	7	10	10	10	11
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.10	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.10	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	185

Variable account charges of 2.20% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.20	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.20	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.15	$1.02	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.09	$1.15	$1.02	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wanger International (4/30/2004)
Accumulation unit value at beginning of period	$2.83	$2.18	$2.26	$2.30	$2.46	$2.06	$1.73	$2.07	$1.70	$1.16
Accumulation unit value at end of period	$2.28	$2.83	$2.18	$2.26	$2.30	$2.46	$2.06	$1.73	$2.07	$1.70
Number of accumulation units outstanding at end of period (000 omitted)	4	3	3	4	4	4	6	7	7	13
Wanger USA (4/30/2004)
Accumulation unit value at beginning of period	$2.54	$2.17	$1.95	$2.01	$1.96	$1.49	$1.27	$1.35	$1.12	$0.80
Accumulation unit value at end of period	$2.44	$2.54	$2.17	$1.95	$2.01	$1.96	$1.49	$1.27	$1.35	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	2	2	3	3	3	4	6	6	8	14
Wells Fargo VT Index Asset Allocation Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.98	$1.80	$1.71	$1.72	$1.49	$1.28	$1.15	$1.11	$1.00	$0.89
Accumulation unit value at end of period	$1.88	$1.98	$1.80	$1.71	$1.72	$1.49	$1.28	$1.15	$1.11	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wells Fargo VT International Equity Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.61	$1.32	$1.31	$1.31	$1.42	$1.21	$1.09	$1.28	$1.13	$1.00
Accumulation unit value at end of period	$1.30	$1.61	$1.32	$1.31	$1.31	$1.42	$1.21	$1.09	$1.28	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	1	1	—	—
Wells Fargo VT Omega Growth Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.70	$2.05	$2.09	$2.11	$2.07	$1.51	$1.29	$1.39	$1.19	$0.85
Accumulation unit value at end of period	$2.65	$2.70	$2.05	$2.09	$2.11	$2.07	$1.51	$1.29	$1.39	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wells Fargo VT Opportunity Fund – Class 2 (8/26/2011)
Accumulation unit value at beginning of period	$2.00	$1.70	$1.54	$1.63	$1.51	$1.18	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.81	$2.00	$1.70	$1.54	$1.63	$1.51	$1.18	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.67	$2.17	$2.06	$2.16	$2.25	$1.53	$1.45	$1.56	$1.26	$0.84
Accumulation unit value at end of period	$2.64	$2.67	$2.17	$2.06	$2.16	$2.25	$1.53	$1.45	$1.56	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable account charges of 2.25% of the daily net assets of the variable account.

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AB VPS Global Thematic Growth Portfolio (Class B) (11/30/2009)
Accumulation unit value at beginning of period	$1.59	$1.19	$1.23	$1.23	$1.20	$1.00	$0.90	$1.20	$1.04	$1.00
Accumulation unit value at end of period	$1.40	$1.59	$1.19	$1.23	$1.23	$1.20	$1.00	$0.90	$1.20	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
AB VPS Growth and Income Portfolio (Class B) (11/30/2009)
Accumulation unit value at beginning of period	$2.34	$2.02	$1.86	$1.88	$1.76	$1.33	$1.16	$1.12	$1.02	$1.00
Accumulation unit value at end of period	$2.16	$2.34	$2.02	$1.86	$1.88	$1.76	$1.33	$1.16	$1.12	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
AB VPS International Value Portfolio (Class B) (11/30/2009)
Accumulation unit value at beginning of period	$1.18	$0.96	$0.99	$0.99	$1.09	$0.91	$0.81	$1.03	$1.01	$1.00
Accumulation unit value at end of period	$0.89	$1.18	$0.96	$0.99	$0.99	$1.09	$0.91	$0.81	$1.03	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Mid Cap Value, Class II (11/30/2009)
Accumulation unit value at beginning of period	$2.44	$2.24	$1.87	$1.94	$1.71	$1.35	$1.18	$1.22	$1.05	$1.00
Accumulation unit value at end of period	$2.08	$2.44	$2.24	$1.87	$1.94	$1.71	$1.35	$1.18	$1.22	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Ultra®, Class II (11/30/2009)
Accumulation unit value at beginning of period	$2.52	$1.95	$1.91	$1.84	$1.72	$1.28	$1.15	$1.17	$1.03	$1.00
Accumulation unit value at end of period	$2.48	$2.52	$1.95	$1.91	$1.84	$1.72	$1.28	$1.15	$1.17	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Value, Class II (11/30/2009)
Accumulation unit value at beginning of period	$2.09	$1.97	$1.67	$1.78	$1.62	$1.26	$1.12	$1.14	$1.03	$1.00
Accumulation unit value at end of period	$1.85	$2.09	$1.97	$1.67	$1.78	$1.62	$1.26	$1.12	$1.14	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

186	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 2.25% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
ClearBridge Variable Small Cap Growth Portfolio – Class I (11/30/2009)
Accumulation unit value at beginning of period	$2.61	$2.15	$2.08	$2.22	$2.18	$1.52	$1.30	$1.31	$1.07	$1.00
Accumulation unit value at end of period	$2.64	$2.61	$2.15	$2.08	$2.22	$2.18	$1.52	$1.30	$1.31	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (11/30/2009)
Accumulation unit value at beginning of period	$2.50	$2.06	$1.95	$1.98	$1.75	$1.34	$1.21	$1.17	$1.02	$1.00
Accumulation unit value at end of period	$2.35	$2.50	$2.06	$1.95	$1.98	$1.75	$1.34	$1.21	$1.17	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (11/30/2009)
Accumulation unit value at beginning of period	$1.91	$1.71	$1.54	$1.62	$1.51	$1.22	$1.09	$1.17	$1.03	$1.00
Accumulation unit value at end of period	$1.76	$1.91	$1.71	$1.54	$1.62	$1.51	$1.22	$1.09	$1.17	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (11/30/2009)
Accumulation unit value at beginning of period	$1.34	$0.93	$0.91	$1.02	$1.07	$1.11	$0.94	$1.22	$1.04	$1.00
Accumulation unit value at end of period	$1.03	$1.34	$0.93	$0.91	$1.02	$1.07	$1.11	$0.94	$1.22	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (11/30/2009)
Accumulation unit value at beginning of period	$0.84	$0.85	$0.87	$0.89	$0.91	$0.93	$0.96	$0.98	$1.00	$1.00
Accumulation unit value at end of period	$0.83	$0.84	$0.85	$0.87	$0.89	$0.91	$0.93	$0.96	$0.98	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (11/30/2009)
Accumulation unit value at beginning of period	$1.54	$1.48	$1.35	$1.40	$1.38	$1.33	$1.18	$1.14	$1.02	$1.00
Accumulation unit value at end of period	$1.44	$1.54	$1.48	$1.35	$1.40	$1.38	$1.33	$1.18	$1.14	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (11/30/2009)
Accumulation unit value at beginning of period	$1.50	$1.44	$1.33	$1.37	$1.35	$1.32	$1.17	$1.13	$1.02	$1.00
Accumulation unit value at end of period	$1.41	$1.50	$1.44	$1.33	$1.37	$1.35	$1.32	$1.17	$1.13	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (11/30/2009)
Accumulation unit value at beginning of period	$1.14	$1.13	$1.10	$1.13	$1.09	$1.15	$1.09	$1.04	$0.99	$1.00
Accumulation unit value at end of period	$1.12	$1.14	$1.13	$1.10	$1.13	$1.09	$1.15	$1.09	$1.04	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (11/30/2009)
Accumulation unit value at beginning of period	$2.48	$1.98	$2.01	$1.88	$1.69	$1.33	$1.13	$1.19	$1.04	$1.00
Accumulation unit value at end of period	$2.33	$2.48	$1.98	$2.01	$1.88	$1.69	$1.33	$1.13	$1.19	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (11/30/2009)
Accumulation unit value at beginning of period	$2.34	$1.97	$1.81	$1.83	$1.66	$1.29	$1.14	$1.15	$1.02	$1.00
Accumulation unit value at end of period	$2.18	$2.34	$1.97	$1.81	$1.83	$1.66	$1.29	$1.14	$1.15	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (11/30/2009)
Accumulation unit value at beginning of period	$2.21	$1.99	$1.79	$1.93	$1.76	$1.30	$1.13	$1.26	$1.05	$1.00
Accumulation unit value at end of period	$1.87	$2.21	$1.99	$1.79	$1.93	$1.76	$1.30	$1.13	$1.26	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Overseas Core Fund (Class 3) (11/30/2009)
Accumulation unit value at beginning of period	$1.40	$1.13	$1.23	$1.19	$1.34	$1.12	$0.97	$1.13	$1.02	$1.00
Accumulation unit value at end of period	$1.14	$1.40	$1.13	$1.23	$1.19	$1.34	$1.12	$0.97	$1.13	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (11/30/2009)
Accumulation unit value at beginning of period	$2.30	$2.06	$1.59	$1.73	$1.72	$1.31	$1.21	$1.31	$1.06	$1.00
Accumulation unit value at end of period	$1.84	$2.30	$2.06	$1.59	$1.73	$1.72	$1.31	$1.21	$1.31	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (11/30/2009)
Accumulation unit value at beginning of period	$0.98	$0.97	$0.96	$0.97	$0.94	$0.98	$0.99	$1.00	$0.99	$1.00
Accumulation unit value at end of period	$0.97	$0.98	$0.97	$0.96	$0.97	$0.94	$0.98	$0.99	$1.00	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Credit Suisse Trust – Commodity Return Strategy Portfolio (11/30/2009)
Accumulation unit value at beginning of period	$0.54	$0.55	$0.50	$0.68	$0.84	$0.96	$1.00	$1.17	$1.03	$1.00
Accumulation unit value at end of period	$0.47	$0.54	$0.55	$0.50	$0.68	$0.84	$0.96	$1.00	$1.17	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 3) (11/30/2009)
Accumulation unit value at beginning of period	$1.12	$1.11	$1.05	$1.09	$1.03	$1.11	$1.08	$1.00	$0.98	$1.00
Accumulation unit value at end of period	$1.09	$1.12	$1.11	$1.05	$1.09	$1.03	$1.11	$1.08	$1.00	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	187

Variable account charges of 2.25% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
CTIVP® – Loomis Sayles Growth Fund (Class 1) (4/29/2016)
Accumulation unit value at beginning of period	$1.36	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.36	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVP® – MFS® Blended Research® Core Equity Fund (Class 3) (11/30/2009)
Accumulation unit value at beginning of period	$1.94	$1.65	$1.54	$1.56	$1.43	$1.14	$1.05	$1.12	$1.02	$1.00
Accumulation unit value at end of period	$1.74	$1.94	$1.65	$1.54	$1.56	$1.43	$1.14	$1.05	$1.12	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVP® – Victory Sycamore Established Value Fund (Class 3) (11/30/2009)
Accumulation unit value at beginning of period	$2.52	$2.23	$1.89	$1.93	$1.76	$1.33	$1.16	$1.27	$1.06	$1.00
Accumulation unit value at end of period	$2.22	$2.52	$2.23	$1.89	$1.93	$1.76	$1.33	$1.16	$1.27	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (11/30/2009)
Accumulation unit value at beginning of period	$1.35	$1.08	$1.18	$1.19	$1.25	$1.09	$0.91	$1.09	$1.02	$1.00
Accumulation unit value at end of period	$1.11	$1.35	$1.08	$1.18	$1.19	$1.25	$1.09	$0.91	$1.09	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (11/30/2009)
Accumulation unit value at beginning of period	$1.10	$0.87	$0.91	$0.96	$1.08	$0.90	$0.82	$1.03	$1.02	$1.00
Accumulation unit value at end of period	$0.89	$1.10	$0.87	$0.91	$0.96	$1.08	$0.90	$0.82	$1.03	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Eaton Vance VT Floating-Rate Income Fund – Initial Class (11/30/2009)
Accumulation unit value at beginning of period	$1.19	$1.18	$1.11	$1.14	$1.16	$1.14	$1.09	$1.09	$1.02	$1.00
Accumulation unit value at end of period	$1.16	$1.19	$1.18	$1.11	$1.14	$1.16	$1.14	$1.09	$1.09	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (11/30/2009)
Accumulation unit value at beginning of period	$2.20	$1.85	$1.76	$1.79	$1.64	$1.28	$1.13	$1.19	$1.04	$1.00
Accumulation unit value at end of period	$2.01	$2.20	$1.85	$1.76	$1.79	$1.64	$1.28	$1.13	$1.19	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (11/30/2009)
Accumulation unit value at beginning of period	$1.12	$1.11	$1.08	$1.12	$1.08	$1.13	$1.09	$1.04	$0.99	$1.00
Accumulation unit value at end of period	$1.09	$1.12	$1.11	$1.08	$1.12	$1.08	$1.13	$1.09	$1.04	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity® VIP Mid Cap Portfolio Service Class 2 (11/30/2009)
Accumulation unit value at beginning of period	$2.13	$1.81	$1.65	$1.72	$1.66	$1.25	$1.11	$1.28	$1.02	$1.00
Accumulation unit value at end of period	$1.78	$2.13	$1.81	$1.65	$1.72	$1.66	$1.25	$1.11	$1.28	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity® VIP Overseas Portfolio Service Class 2 (11/30/2009)
Accumulation unit value at beginning of period	$1.44	$1.14	$1.23	$1.21	$1.35	$1.06	$0.90	$1.12	$1.01	$1.00
Accumulation unit value at end of period	$1.20	$1.44	$1.14	$1.23	$1.21	$1.35	$1.06	$0.90	$1.12	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Income VIP Fund – Class 2 (11/30/2009)
Accumulation unit value at beginning of period	$1.56	$1.46	$1.31	$1.44	$1.41	$1.26	$1.15	$1.14	$1.04	$1.00
Accumulation unit value at end of period	$1.46	$1.56	$1.46	$1.31	$1.44	$1.41	$1.26	$1.15	$1.14	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (11/30/2009)
Accumulation unit value at beginning of period	$2.11	$1.94	$1.75	$1.97	$1.77	$1.36	$1.18	$1.29	$1.05	$1.00
Accumulation unit value at end of period	$1.84	$2.11	$1.94	$1.75	$1.97	$1.77	$1.36	$1.18	$1.29	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (11/30/2009)
Accumulation unit value at beginning of period	$2.51	$2.07	$1.91	$1.95	$1.72	$1.28	$1.14	$1.12	$1.02	$1.00
Accumulation unit value at end of period	$2.30	$2.51	$2.07	$1.91	$1.95	$1.72	$1.28	$1.14	$1.12	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.76	$1.42	$1.42	$1.39	$1.31	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$1.65	$1.76	$1.42	$1.42	$1.39	$1.31	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (11/30/2009)
Accumulation unit value at beginning of period	$2.19	$1.91	$1.67	$1.82	$1.70	$1.28	$1.10	$1.15	$1.02	$1.00
Accumulation unit value at end of period	$1.88	$2.19	$1.91	$1.67	$1.82	$1.70	$1.28	$1.10	$1.15	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Health Care Fund, Series II Shares (11/30/2009)
Accumulation unit value at beginning of period	$2.01	$1.78	$2.06	$2.05	$1.76	$1.28	$1.09	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$1.98	$2.01	$1.78	$2.06	$2.05	$1.76	$1.28	$1.09	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

188	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 2.25% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Invesco V.I. International Growth Fund, Series II Shares (11/30/2009)
Accumulation unit value at beginning of period	$1.46	$1.21	$1.25	$1.31	$1.34	$1.16	$1.03	$1.13	$1.03	$1.00
Accumulation unit value at end of period	$1.21	$1.46	$1.21	$1.25	$1.31	$1.34	$1.16	$1.03	$1.13	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Mid Cap Growth Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.58	$1.32	$1.34	$1.36	$1.29	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$1.45	$1.58	$1.32	$1.34	$1.36	$1.29	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Janus Henderson VIT Research Portfolio: Service Shares (11/30/2009)
Accumulation unit value at beginning of period	$2.17	$1.74	$1.78	$1.73	$1.57	$1.24	$1.07	$1.16	$1.04	$1.00
Accumulation unit value at end of period	$2.07	$2.17	$1.74	$1.78	$1.73	$1.57	$1.24	$1.07	$1.16	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
MFS® Total Return Series – Service Class (11/30/2009)
Accumulation unit value at beginning of period	$1.62	$1.48	$1.39	$1.43	$1.35	$1.17	$1.07	$1.08	$1.01	$1.00
Accumulation unit value at end of period	$1.49	$1.62	$1.48	$1.39	$1.43	$1.35	$1.17	$1.07	$1.08	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
MFS® Utilities Series – Service Class (11/30/2009)
Accumulation unit value at beginning of period	$1.77	$1.58	$1.45	$1.74	$1.58	$1.35	$1.22	$1.17	$1.05	$1.00
Accumulation unit value at end of period	$1.74	$1.77	$1.58	$1.45	$1.74	$1.58	$1.35	$1.22	$1.17	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (11/30/2009)
Accumulation unit value at beginning of period	$1.60	$1.49	$1.48	$1.53	$1.38	$1.37	$1.08	$1.23	$1.03	$1.00
Accumulation unit value at end of period	$1.43	$1.60	$1.49	$1.48	$1.53	$1.38	$1.37	$1.08	$1.23	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares (11/30/2009)
Accumulation unit value at beginning of period	$1.91	$1.41	$1.58	$1.72	$1.73	$1.28	$1.21	$1.33	$1.03	$1.00
Accumulation unit value at end of period	$2.06	$1.91	$1.41	$1.58	$1.72	$1.73	$1.28	$1.21	$1.33	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Capital Appreciation Fund/VA, Service Shares* (11/30/2009)
Accumulation unit value at beginning of period	$2.04	$1.65	$1.72	$1.71	$1.52	$1.20	$1.08	$1.12	$1.05	$1.00
Accumulation unit value at end of period	$1.87	$2.04	$1.65	$1.72	$1.71	$1.52	$1.20	$1.08	$1.12	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
*Oppenheimer Capital Appreciation Fund/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Capital Appreciation Fund, Series II Shares on or about May 24, 2019.
Oppenheimer Global Fund/VA, Service Shares* (11/30/2009)
Accumulation unit value at beginning of period	$2.00	$1.50	$1.53	$1.51	$1.52	$1.22	$1.03	$1.16	$1.02	$1.00
Accumulation unit value at end of period	$1.69	$2.00	$1.50	$1.53	$1.51	$1.52	$1.22	$1.03	$1.16	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
*Oppenheimer Global Fund/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Global Fund, Series II Shares on or about May 24, 2019.
Oppenheimer Global Strategic Income Fund/VA, Service Shares* (11/30/2009)
Accumulation unit value at beginning of period	$1.22	$1.18	$1.14	$1.19	$1.19	$1.22	$1.10	$1.12	$1.00	$1.00
Accumulation unit value at end of period	$1.14	$1.22	$1.18	$1.14	$1.19	$1.19	$1.22	$1.10	$1.12	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
*Oppenheimer Global Strategic Income Fund/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares on or about May 24, 2019.
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares* (11/30/2009)
Accumulation unit value at beginning of period	$2.46	$2.21	$1.92	$2.09	$1.92	$1.39	$1.21	$1.27	$1.06	$1.00
Accumulation unit value at end of period	$2.15	$2.46	$2.21	$1.92	$2.09	$1.92	$1.39	$1.21	$1.27	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
*Oppenheimer Main Street Small Cap Fund®/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares on or about May 24, 2019.
PIMCO VIT All Asset Portfolio, Advisor Class (11/30/2009)
Accumulation unit value at beginning of period	$1.28	$1.16	$1.05	$1.18	$1.20	$1.23	$1.09	$1.10	$0.99	$1.00
Accumulation unit value at end of period	$1.19	$1.28	$1.16	$1.05	$1.18	$1.20	$1.23	$1.09	$1.10	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Templeton Global Bond VIP Fund – Class 2 (11/30/2009)
Accumulation unit value at beginning of period	$1.14	$1.14	$1.13	$1.21	$1.22	$1.23	$1.09	$1.12	$1.00	$1.00
Accumulation unit value at end of period	$1.13	$1.14	$1.14	$1.13	$1.21	$1.22	$1.23	$1.09	$1.12	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Templeton Growth VIP Fund – Class 2 (11/30/2009)
Accumulation unit value at beginning of period	$1.60	$1.38	$1.29	$1.41	$1.48	$1.16	$0.98	$1.07	$1.02	$1.00
Accumulation unit value at end of period	$1.33	$1.60	$1.38	$1.29	$1.41	$1.48	$1.16	$0.98	$1.07	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	189

Variable account charges of 2.25% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.67	$1.43	$1.38	$1.43	$1.38	$1.17	$1.05	$1.11	$1.00	—
Accumulation unit value at end of period	$1.49	$1.67	$1.43	$1.38	$1.43	$1.38	$1.17	$1.05	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.67	$1.44	$1.39	$1.43	$1.38	$1.17	$1.05	$1.11	$1.00	—
Accumulation unit value at end of period	$1.49	$1.67	$1.44	$1.39	$1.43	$1.38	$1.17	$1.05	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.17	$1.11	$1.10	$1.13	$1.11	$1.10	$1.05	$1.04	$1.00	—
Accumulation unit value at end of period	$1.11	$1.17	$1.11	$1.10	$1.13	$1.11	$1.10	$1.05	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.17	$1.11	$1.10	$1.13	$1.10	$1.10	$1.05	$1.04	$1.00	—
Accumulation unit value at end of period	$1.11	$1.17	$1.11	$1.10	$1.13	$1.10	$1.10	$1.05	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.95	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.04	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$1.04	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.05	$0.99	$0.99	$1.02	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.05	$0.99	$0.99	$1.02	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.09	$1.00	$0.99	$1.03	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.09	$1.00	$0.99	$1.03	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.16	$1.01	$1.00	$1.05	$1.03	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.16	$1.01	$1.00	$1.05	$1.03	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.12	$1.01	$0.99	$1.04	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.12	$1.01	$0.99	$1.04	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.42	$1.28	$1.25	$1.29	$1.25	$1.15	$1.06	$1.08	$1.00	—
Accumulation unit value at end of period	$1.31	$1.42	$1.28	$1.25	$1.29	$1.25	$1.15	$1.06	$1.08	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.42	$1.28	$1.25	$1.29	$1.26	$1.15	$1.06	$1.08	$1.00	—
Accumulation unit value at end of period	$1.31	$1.42	$1.28	$1.25	$1.29	$1.26	$1.15	$1.06	$1.08	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.54	$1.36	$1.32	$1.36	$1.32	$1.16	$1.06	$1.10	$1.00	—
Accumulation unit value at end of period	$1.40	$1.54	$1.36	$1.32	$1.36	$1.32	$1.16	$1.06	$1.10	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.54	$1.36	$1.32	$1.36	$1.32	$1.17	$1.06	$1.10	$1.00	—
Accumulation unit value at end of period	$1.40	$1.54	$1.36	$1.32	$1.36	$1.32	$1.17	$1.06	$1.10	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.28	$1.19	$1.17	$1.20	$1.18	$1.12	$1.06	$1.06	$1.00	—
Accumulation unit value at end of period	$1.20	$1.28	$1.19	$1.17	$1.20	$1.18	$1.12	$1.06	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.29	$1.20	$1.18	$1.21	$1.18	$1.13	$1.06	$1.06	$1.00	—
Accumulation unit value at end of period	$1.21	$1.29	$1.20	$1.18	$1.21	$1.18	$1.13	$1.06	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

190	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 2.25% of the daily net assets of the variable account. (continued)

Year ended December 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (11/30/2009)
Accumulation unit value at beginning of period	$2.02	$1.93	$1.57	$1.77	$1.78	$1.35	$1.21	$1.30	$1.07	$1.00
Accumulation unit value at end of period	$1.70	$2.02	$1.93	$1.57	$1.77	$1.78	$1.35	$1.21	$1.30	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.10	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.10	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.19	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.19	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.15	$1.02	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.08	$1.15	$1.02	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wanger International (11/30/2009)
Accumulation unit value at beginning of period	$1.71	$1.31	$1.36	$1.39	$1.49	$1.24	$1.05	$1.25	$1.03	$1.00
Accumulation unit value at end of period	$1.37	$1.71	$1.31	$1.36	$1.39	$1.49	$1.24	$1.05	$1.25	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wanger USA (11/30/2009)
Accumulation unit value at beginning of period	$2.43	$2.08	$1.87	$1.93	$1.88	$1.44	$1.23	$1.30	$1.08	$1.00
Accumulation unit value at end of period	$2.34	$2.43	$2.08	$1.87	$1.93	$1.88	$1.44	$1.23	$1.30	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	191

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS OF RIVERSOURCE LIFE INSURANCE COMPANY AND

CONTRACT OWNERS OF RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the divisions of RiverSource Variable Annuity Account, as indicated in Note 1, sponsored by RiverSource Life Insurance Company, as of December 31, 2018, and the related statements of operations and of changes in net assets for each of the periods indicated in Note 1, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the divisions of RiverSource Variable Annuity Account as of December 31, 2018, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated in Note 1, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the RiverSource Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the divisions in the RiverSource Variable Annuity Account based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the divisions in the RiverSource Variable Annuity Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2018 by correspondence with the transfer agent and investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Minneapolis, Minnesota

April 19, 2019

We have served as the auditor of one or more of the divisions in RiverSource Variable Annuity Account since 2010.

192	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Assets and Liabilities

December 31, 2018	AB VPS Bal Wealth Strategy, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Inter Bond, Cl B	AB VPS Intl Val, Cl B
Assets
Investments, at fair value(1),(2)	$282,045	$865,600	$4,696,989	$269,908	$11,649,072
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	49	—	29,871
Receivable for share redemptions	325	1,067	5,314	334	17,563
Total assets	282,370	866,667	4,702,352	270,242	11,696,506

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	289	950	4,711	300	14,946
Administrative charge	36	111	603	34	1,478
Contract terminations	—	6	—	—	1,139
Payable for investments purchased	—	—	49	—	29,871
Total liabilities	325	1,067	5,363	334	47,434
Net assets applicable to contracts in accumulation period	280,493	864,452	4,696,252	269,908	11,616,943
Net assets applicable to contracts in payment period	—	—	—	—	31,998
Net assets applicable to seed money	1,552	1,148	737	—	131
Total net assets	$282,045	$865,600	$4,696,989	$269,908	$11,649,072
(1) Investment shares	28,261	32,875	171,799	26,724	947,850
(2) Investments, at cost	$312,499	$550,087	$4,023,108	$298,042	$14,255,273

December 31, 2018 (continued)	AB VPS Lg Cap Gro, Cl B	AC VP Inc & Gro, Cl I	AC VP Inflation Prot, Cl II	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II
Assets
Investments, at fair value(1),(2)	$2,695,421	$273,121	$19,741,089	$87,610	$151,616
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	5,939	327	116,313	104	195
Total assets	2,701,360	273,448	19,857,402	87,714	151,811

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	2,807	292	26,327	93	176
Administrative charge	346	35	2,574	11	19
Contract terminations	2,786	—	87,412	—	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	5,939	327	116,313	104	195
Net assets applicable to contracts in accumulation period	2,694,335	273,121	19,732,338	85,892	149,065
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	1,086	—	8,751	1,718	2,551
Total net assets	$2,695,421	$273,121	$19,741,089	$87,610	$151,616
(1) Investment shares	55,110	30,280	2,047,831	9,193	8,276
(2) Investments, at cost	$1,915,618	$233,581	$21,618,601	$94,011	$145,510

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	193

Statements of Assets and Liabilities

December 31, 2018 (continued)	AC VP Ultra, Cl II	AC VP Val, Cl I	AC VP Val, Cl II	CB Var Sm Cap Gro, Cl I	Col VP Asset Alloc, Cl 1
Assets
Investments, at fair value(1),(2)	$7,829,797	$261,303	$130,094	$156,414	$59,579
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	8,971	—	—	—	—
Receivable for share redemptions	14,032	319	181	202	63
Total assets	7,852,800	261,622	130,275	156,616	59,642

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	9,924	285	165	182	55
Administrative charge	996	34	16	20	8
Contract terminations	3,112	—	—	—	—
Payable for investments purchased	8,971	—	—	—	—
Total liabilities	23,003	319	181	202	63
Net assets applicable to contracts in accumulation period	7,829,071	261,303	128,268	153,467	59,578
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	726	—	1,826	2,947	1
Total net assets	$7,829,797	$261,303	$130,094	$156,414	$59,579
(1) Investment shares	458,419	26,104	12,983	6,550	4,225
(2) Investments, at cost	$5,296,570	$179,887	$85,941	$148,636	$54,846

December 31, 2018 (continued)	Col VP Bal, Cl 3	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 3	Col VP Govt Money Mkt, Cl 3
Assets
Investments, at fair value(1),(2)	$2,667,713	$15,533,396	$22,183,384	$8,100,740	$28,247,420
Dividends receivable	—	—	—	—	4,572
Accounts receivable from RiverSource Life for contract purchase payments	—	8,702	56	54	—
Receivable for share redemptions	3,487	25,204	48,520	23,059	103,603
Total assets	2,671,200	15,567,302	22,231,960	8,123,853	28,355,595

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	2,882	18,064	28,152	10,515	33,526
Administrative charge	343	1,996	2,859	1,045	3,645
Contract terminations	262	5,143	17,509	11,499	66,431
Payable for investments purchased	—	8,702	56	54	—
Total liabilities	3,487	33,905	48,576	23,113	103,602
Net assets applicable to contracts in accumulation period	2,664,428	15,528,549	22,151,810	8,100,566	28,243,405
Net assets applicable to contracts in payment period	3,170	4,440	31,447	—	6,592
Net assets applicable to seed money	115	408	127	174	1,996
Total net assets	$2,667,713	$15,533,397	$22,183,384	$8,100,740	$28,251,993
(1) Investment shares	105,694	335,060	940,771	496,065	28,247,420
(2) Investments, at cost	$1,712,943	$7,307,853	$12,909,550	$7,442,176	$28,246,471

See accompanying notes to financial statements.

194	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Assets and Liabilities

December 31, 2018 (continued)	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 1	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 1
Assets
Investments, at fair value(1),(2)	$4,744,975	$236,538	$4,957,162	$10,498,393	$262,159
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	4	—	136	—	—
Receivable for share redemptions	18,849	251	18,344	31,451	270
Total assets	4,763,828	236,789	4,975,642	10,529,844	262,429

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	6,111	221	6,647	12,135	236
Administrative charge	614	30	641	1,346	34
Contract terminations	12,124	—	11,056	17,970	—
Payable for investments purchased	4	—	136	—	—
Total liabilities	18,853	251	18,480	31,451	270
Net assets applicable to contracts in accumulation period	4,744,671	236,538	4,956,892	10,495,124	262,159
Net assets applicable to contracts in payment period	—	—	—	3,012	—
Net assets applicable to seed money	304	—	270	257	—
Total net assets	$4,744,975	$236,538	$4,957,162	$10,498,393	$262,159
(1) Investment shares	766,555	34,231	713,261	1,040,475	16,283
(2) Investments, at cost	$5,107,615	$299,950	$5,937,628	$10,917,082	$122,236

December 31, 2018 (continued)	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3	Col VP Overseas Core, Cl 3
Assets
Investments, at fair value(1),(2)	$592,071	$6,888,208	$1,641,888	$44,059	$360,055
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	1,810	—	1,204	—	—
Receivable for share redemptions	838	8,330	2,240	68	429
Total assets	594,719	6,896,538	1,645,332	44,127	360,484

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	733	7,132	1,887	62	382
Administrative charge	75	884	211	6	46
Contract terminations	30	314	142	—	1
Payable for investments purchased	1,810	—	1,204	—	—
Total liabilities	2,648	8,330	3,444	68	429
Net assets applicable to contracts in accumulation period	591,129	6,880,134	1,640,033	41,848	358,626
Net assets applicable to contracts in payment period	—	7,368	1,353	—	—
Net assets applicable to seed money	942	706	502	2,211	1,429
Total net assets	$592,071	$6,888,208	$1,641,888	$44,059	$360,055
(1) Investment shares	37,144	351,798	67,567	2,258	28,306
(2) Investments, at cost	$279,849	$2,834,692	$833,966	$26,551	$369,812

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	195

Statements of Assets and Liabilities

December 31, 2018 (continued)	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3	Col VP Sm Cap Val, Cl 2	Col VP Sm Co Gro, Cl 1	Col VP US Govt Mtge, Cl 1
Assets
Investments, at fair value(1),(2)	$111,913	$781,411	$914,897	$16,594	$197,833
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	3,916	—	—
Receivable for share redemptions	170	931	1,297	17	209
Total assets	112,083	782,342	920,110	16,611	198,042

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	156	818	1,136	15	184
Administrative charge	14	101	114	2	25
Contract terminations	—	12	47	—	—
Payable for investments purchased	—	—	3,916	—	—
Total liabilities	170	931	5,213	17	209
Net assets applicable to contracts in accumulation period	109,738	781,127	914,381	16,594	197,833
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	2,175	284	516	—	—
Total net assets	$111,913	$781,411	$914,897	$16,594	$197,833
(1) Investment shares	5,184	37,139	64,794	1,061	19,338
(2) Investments, at cost	$71,205	$468,861	$1,065,586	$11,618	$199,701

December 31, 2018 (continued)	Col VP US Govt Mtge, Cl 3	CS Commodity Return	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP Loomis Sayles Gro, Cl 1	CTIVP MFS Blend Res Core Eq, Cl 3
Assets
Investments, at fair value(1),(2)	$7,316,227	$49,021	$2,275,996	$1,376,331	$1,035,160
Dividends receivable	—	125	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	1,964	3,325
Receivable for share redemptions	16,688	62	9,187	1,918	1,494
Total assets	7,332,915	49,208	2,285,183	1,380,213	1,039,979

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	8,464	56	3,030	1,673	1,292
Administrative charge	939	6	293	174	130
Contract terminations	7,285	—	5,864	71	71
Payable for investments purchased	—	125	—	1,964	3,325
Total liabilities	16,688	187	9,187	3,882	4,818
Net assets applicable to contracts in accumulation period	7,316,067	47,760	2,250,995	1,376,085	1,034,899
Net assets applicable to contracts in payment period	—	—	24,593	—	—
Net assets applicable to seed money	160	1,261	408	246	262
Total net assets	$7,316,227	$49,021	$2,275,996	$1,376,331	$1,035,161
(1) Investment shares	715,174	14,127	422,263	48,292	55,505
(2) Investments, at cost	$7,353,591	$89,793	$2,958,140	$1,022,553	$590,370

See accompanying notes to financial statements.

196	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Assets and Liabilities

December 31, 2018 (continued)	CTIVP Vty Sycamore Estb Val, Cl 3	Drey IP MidCap Stock, Serv	Drey IP Tech Gro, Serv	Drey Sus US Eq, Init	Drey VIF Appr, Serv
Assets
Investments, at fair value(1),(2)	$13,904	$63,787	$3,135,413	$363,769	$83,492
Dividends receivable	—	—	—	—	212
Accounts receivable from RiverSource Life for contract purchase payments	—	—	7,369	—	—
Receivable for share redemptions	17	83	4,884	432	109
Total assets	13,921	63,870	3,147,666	364,201	83,813

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	16	75	3,940	386	99
Administrative charge	1	8	397	46	10
Contract terminations	—	—	547	—	—
Payable for investments purchased	—	—	7,369	—	212
Total liabilities	17	83	12,253	432	321
Net assets applicable to contracts in accumulation period	11,119	60,183	3,134,746	363,387	79,888
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	2,785	3,604	667	382	3,604
Total net assets	$13,904	$63,787	$3,135,413	$363,769	$83,492
(1) Investment shares	594	3,817	147,133	11,838	2,353
(2) Investments, at cost	$5,999	$61,908	$1,846,447	$395,883	$86,931

December 31, 2018 (continued)	Drey VIF Intl Eq, Serv	Drey VIF Intl Val, Serv	EV VT Floating-Rate Inc, Init Cl	Fid VIP Bal, Serv Cl	Fid VIP Bal, Serv Cl 2
Assets
Investments, at fair value(1),(2)	$24,910	$97,896	$960,300	$192,740	$92,012
Dividends receivable	—	—	3,629	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	132	—	—
Receivable for share redemptions	33	111	2,309	205	116
Total assets	24,943	98,007	966,370	192,945	92,128

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	30	99	1,257	180	104
Administrative charge	3	12	123	25	12
Contract terminations	—	—	929	—	—
Payable for investments purchased	—	—	3,761	—	—
Total liabilities	33	111	6,070	205	116
Net assets applicable to contracts in accumulation period	23,125	96,222	949,526	192,740	91,777
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	1,785	1,674	10,774	—	235
Total net assets	$24,910	$97,896	$960,300	$192,740	$92,012
(1) Investment shares	1,411	9,741	107,657	11,562	5,621
(2) Investments, at cost	$21,838	$107,347	$991,333	$170,354	$82,325

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	197

Statements of Assets and Liabilities

December 31, 2018 (continued)	Fid VIP Contrafund, Serv Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Dyn Appr, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2
Assets
Investments, at fair value(1),(2)	$2,590,167	$41,756,021	$528,369	$1,127,296	$70,722
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	46,096	77	—	—
Receivable for share redemptions	2,800	63,460	598	1,458	91
Total assets	2,592,967	41,865,577	529,044	1,128,754	70,813

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	2,469	50,110	530	1,289	82
Administrative charge	331	5,330	68	146	9
Contract terminations	—	8,020	—	23	—
Payable for investments purchased	—	46,096	77	—	—
Total liabilities	2,800	109,556	675	1,458	91
Net assets applicable to contracts in accumulation period	2,590,167	41,745,628	527,905	1,127,296	63,504
Net assets applicable to contracts in payment period	—	10,196	—	—	—
Net assets applicable to seed money	—	197	464	—	7,218
Total net assets	$2,590,167	$41,756,021	$528,369	$1,127,296	$70,722
(1) Investment shares	81,019	1,333,632	44,476	58,683	3,734
(2) Investments, at cost	$2,226,814	$37,613,292	$480,942	$947,060	$60,126

December 31, 2018 (continued)	Fid VIP Gro, Serv Cl	Fid VIP Gro, Serv Cl 2	Fid VIP Hi Inc, Serv Cl	Fid VIP Hi Inc, Serv Cl 2	Fid VIP Invest Gr, Serv Cl 2
Assets
Investments, at fair value(1),(2)	$16,445	$1,291,438	$732,502	$284,907	$10,243,429
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	17	1,557	795	342	60,464
Total assets	16,462	1,292,995	733,297	285,249	10,303,893

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	15	1,317	701	305	13,921
Administrative charge	2	165	94	37	1,336
Contract terminations	—	75	—	—	45,207
Payable for investments purchased	—	—	—	—	—
Total liabilities	17	1,557	795	342	60,464
Net assets applicable to contracts in accumulation period	16,445	1,288,481	732,502	284,672	10,243,195
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	—	2,957	—	235	234
Total net assets	$16,445	$1,291,438	$732,502	$284,907	$10,243,429
(1) Investment shares	262	20,860	148,580	59,480	851,490
(2) Investments, at cost	$11,869	$930,176	$829,767	$329,913	$10,545,206
See accompanying notes to financial statements.

198	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Assets and Liabilities

December 31, 2018 (continued)	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl	Fid VIP Overseas, Serv Cl 2	Frank Global Real Est, Cl 2
Assets
Investments, at fair value(1),(2)	$5,296,645	$13,172,959	$160,133	$4,434,556	$1,995,773
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	1,291	13,200	—	5,847	—
Receivable for share redemptions	6,287	19,418	3,452	8,698	2,466
Total assets	5,304,223	13,205,577	163,585	4,449,101	1,998,239

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	5,340	14,504	197	5,575	2,118
Administrative charge	684	1,680	21	568	259
Contract terminations	263	3,234	3,234	2,555	89
Payable for investments purchased	1,291	13,200	—	5,847	—
Total liabilities	7,578	32,618	3,452	14,545	2,466
Net assets applicable to contracts in accumulation period	5,296,645	13,172,740	117,963	4,434,344	1,995,499
Net assets applicable to contracts in payment period	—	—	42,170	—	—
Net assets applicable to seed money	—	219	—	212	274
Total net assets	$5,296,645	$13,172,959	$160,133	$4,434,556	$1,995,773
(1) Investment shares	177,145	450,820	8,406	234,014	133,052
(2) Investments, at cost	$5,105,830	$13,398,699	$154,102	$4,059,040	$2,247,853

December 31, 2018 (continued)	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2	Frank Rising Divd, Cl 2	Frank Sm Cap Val, Cl 2	Frank Sm Mid Cap Gro, Cl 2
Assets
Investments, at fair value(1),(2)	$5,675,355	$21,409,871	$477,369	$3,247,374	$5,168,626
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	143	—	—	—
Receivable for share redemptions	9,014	36,011	714	4,154	5,742
Total assets	5,684,369	21,446,025	478,083	3,251,528	5,174,368

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	6,649	22,406	648	3,279	5,079
Administrative charge	730	2,755	61	414	663
Contract terminations	1,635	10,850	5	461	—
Payable for investments purchased	—	143	—	—	—
Total liabilities	9,014	36,154	714	4,154	5,742
Net assets applicable to contracts in accumulation period	5,641,148	21,401,588	474,803	3,246,990	5,167,151
Net assets applicable to contracts in payment period	33,853	7,791	—	—	—
Net assets applicable to seed money	354	492	2,566	384	1,475
Total net assets	$5,675,355	$21,409,871	$477,369	$3,247,374	$5,168,626
(1) Investment shares	385,031	1,230,452	19,064	222,423	339,594
(2) Investments, at cost	$5,709,988	$21,142,100	$424,351	$3,661,427	$6,291,837

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	199

Statements of Assets and Liabilities

December 31, 2018 (continued)	GS VIT Intl Eq Insights, Inst	GS VIT Mid Cap Val, Inst	GS VIT Strategic Gro, Inst	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I
Assets
Investments, at fair value(1),(2)	$39,504	$11,425,483	$125,646	$1,662,641	$2,851,261
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	4,175	—	—	77
Receivable for share redemptions	2,778	17,288	160	17,184	15,943
Total assets	42,282	11,446,946	125,806	1,679,825	2,867,281

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	53	14,179	144	1,699	2,970
Administrative charge	5	1,465	16	215	371
Contract terminations	2,720	1,644	—	15,270	12,602
Payable for investments purchased	—	4,175	—	—	77
Total liabilities	2,778	21,463	160	17,184	16,020
Net assets applicable to contracts in accumulation period	39,430	11,411,994	125,542	1,660,264	2,826,606
Net assets applicable to contracts in payment period	—	13,253	—	—	24,392
Net assets applicable to seed money	74	236	104	2,377	263
Total net assets	$39,504	$11,425,483	$125,646	$1,662,641	$2,851,261
(1) Investment shares	5,580	886,384	12,847	110,622	49,891
(2) Investments, at cost	$51,398	$13,122,570	$149,597	$1,640,493	$2,326,254

December 31, 2018 (continued)	Invesco VI Am Fran, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Core Eq, Ser II	Invesco VI Gro & Inc, Ser II
Assets
Investments, at fair value(1),(2)	$577,555	$29,206,582	$5,892,613	$510,099	$584,408
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	1,454	51,975	—	—	600
Receivable for share redemptions	1,007	44,933	7,069	646	666
Total assets	580,016	29,303,490	5,899,682	510,745	585,674

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	700	37,204	6,262	581	591
Administrative charge	73	3,727	759	65	75
Contract terminations	234	4,002	48	—	—
Payable for investments purchased	1,454	51,975	—	—	600
Total liabilities	2,461	96,908	7,069	646	1,266
Net assets applicable to contracts in accumulation period	574,944	29,137,177	5,892,447	508,773	584,287
Net assets applicable to contracts in payment period	—	69,267	—	—	—
Net assets applicable to seed money	2,611	138	166	1,326	121
Total net assets	$577,555	$29,206,582	$5,892,613	$510,099	$584,408
(1) Investment shares	10,520	1,818,592	190,453	16,637	33,433
(2) Investments, at cost	$451,892	$26,005,354	$5,470,127	$570,909	$639,632

See accompanying notes to financial statements.

200	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Assets and Liabilities

December 31, 2018 (continued)	Invesco VI Hlth, Ser II	Invesco VI Intl Gro, Ser I	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Core Eq, Ser II	Invesco VI Mid Cap Gro, Ser I
Assets
Investments, at fair value(1),(2)	$72,217	$566,018	$814,067	$884,777	$144,468
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	1,174	597	—
Receivable for share redemptions	90	679	1,173	2,124	177
Total assets	72,307	566,697	816,414	887,498	144,645

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	81	605	1,019	1,113	159
Administrative charge	9	73	103	113	18
Contract terminations	—	1	51	898	—
Payable for investments purchased	—	—	1,174	597	—
Total liabilities	90	679	2,347	2,721	177
Net assets applicable to contracts in accumulation period	69,452	566,018	813,373	884,025	144,399
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	2,765	—	694	752	69
Total net assets	$72,217	$566,018	$814,067	$884,777	$144,468
(1) Investment shares	3,262	17,162	25,041	82,535	30,287
(2) Investments, at cost	$82,557	$407,227	$723,835	$1,028,331	$135,034

December 31, 2018 (continued)	Invesco VI Mid Cap Gro, Ser II	Invesco VI Val Opp, Ser II	Janus Henderson VIT Bal, Inst	Janus Henderson VIT Enter, Serv	Janus Henderson VIT Gbl Res, Inst
Assets
Investments, at fair value(1),(2)	$467,075	$6,140,850	$1,818,079	$669,020	$642,811
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	9,314	—	—	—
Receivable for share redemptions	558	9,388	2,178	837	770
Total assets	467,633	6,159,552	1,820,257	669,857	643,581

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	493	6,781	1,942	732	687
Administrative charge	60	782	233	86	82
Contract terminations	5	1,825	3	19	1
Payable for investments purchased	—	9,314	—	—	—
Total liabilities	558	18,702	2,178	837	770
Net assets applicable to contracts in accumulation period	465,829	6,140,602	1,818,079	669,020	642,811
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	1,246	248	—	—	—
Total net assets	$467,075	$6,140,850	$1,818,079	$669,020	$642,811
(1) Investment shares	100,016	1,118,552	53,869	10,621	13,639
(2) Investments, at cost	$457,376	$8,012,642	$1,440,517	$441,781	$474,038

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	201

Statements of Assets and Liabilities

December 31, 2018 (continued)	Janus Henderson VIT Gbl Tech, Serv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Serv	JPM Ins Trust U.S. Eq, Cl 1	Lazard Retire Intl Eq, Serv
Assets
Investments, at fair value(1),(2)	$166,781	$915,858	$1,862,819	$255,312	$46,338
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	3,561	—	—
Receivable for share redemptions	208	1,220	2,505	326	59
Total assets	166,989	917,078	1,868,885	255,638	46,397

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	187	1,103	2,208	282	53
Administrative charge	21	117	236	33	6
Contract terminations	—	—	61	11	—
Payable for investments purchased	—	—	3,561	—	—
Total liabilities	208	1,220	6,066	326	59
Net assets applicable to contracts in accumulation period	166,781	915,858	1,861,869	255,179	46,263
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	—	—	950	133	75
Total net assets	$166,781	$915,858	$1,862,819	$255,312	$46,338
(1) Investment shares	14,904	35,720	56,672	9,587	5,388
(2) Investments, at cost	$98,630	$1,276,733	$1,544,012	$169,533	$57,987

December 31, 2018 (continued)	Lazard Retire US Eq Select, Serv	LVIP Baron Gro Opp, Serv Cl	MFS Inv Trust, Init Cl	MFS Inv Trust, Serv Cl	MFS Mass Inv Gro Stock, Serv Cl
Assets
Investments, at fair value(1),(2)	$69,105	$238,193	$1,231,173	$443,876	$1,462,964
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	94	318	1,504	488	1,596
Total assets	69,199	238,511	1,232,677	444,364	1,464,560

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	85	287	1,345	431	1,409
Administrative charge	9	31	159	57	187
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	94	318	1,504	488	1,596
Net assets applicable to contracts in accumulation period	69,020	238,193	1,230,532	443,392	1,461,742
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	85	—	641	484	1,222
Total net assets	$69,105	$238,193	$1,231,173	$443,876	$1,462,964
(1) Investment shares	6,259	5,254	45,515	16,637	84,175
(2) Investments, at cost	$67,462	$158,017	$990,630	$346,677	$1,463,355

See accompanying notes to financial statements.

202	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Assets and Liabilities

December 31, 2018 (continued)	MFS New Dis, Init Cl	MFS New Dis, Serv Cl	MFS Research, Init Cl	MFS Total Return, Init Cl	MFS Total Return, Serv Cl
Assets
Investments, at fair value(1),(2)	$450,457	$1,325,271	$910,324	$61,272	$13,649,978
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	588	2,992	1,204	60	16,311
Total assets	451,045	1,328,263	911,528	61,332	13,666,289

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	514	1,364	1,087	52	14,020
Administrative charge	58	172	117	8	1,752
Contract terminations	16	1,456	—	—	539
Payable for investments purchased	—	—	—	—	—
Total liabilities	588	2,992	1,204	60	16,311
Net assets applicable to contracts in accumulation period	450,339	1,322,058	908,668	61,272	13,641,520
Net assets applicable to contracts in payment period	—	1,965	—	—	8,023
Net assets applicable to seed money	118	1,248	1,656	—	435
Total net assets	$450,457	$1,325,271	$910,324	$61,272	$13,649,978
(1) Investment shares	25,799	83,298	36,515	2,813	638,446
(2) Investments, at cost	$416,261	$1,266,584	$795,322	$55,836	$12,872,355

December 31, 2018 (continued)	MFS Utilities, Init Cl	MFS Utilities, Serv Cl	MS VIF Global Real Est, Cl II	MS VIF Mid Cap Gro, Cl II	MS VIF US Real Est, Cl I
Assets
Investments, at fair value(1),(2)	$3,317,408	$1,156,213	$211,168	$103,334	$416,033
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	2	—	—
Receivable for share redemptions	4,111	1,353	340	128	477
Total assets	3,321,519	1,157,566	211,510	103,462	416,510

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	3,632	1,205	268	115	424
Administrative charge	425	148	27	13	53
Contract terminations	54	—	45	—	—
Payable for investments purchased	—	—	2	—	—
Total liabilities	4,111	1,353	342	128	477
Net assets applicable to contracts in accumulation period	3,295,934	1,149,045	210,569	100,689	415,548
Net assets applicable to contracts in payment period	21,170	5,998	—	—	—
Net assets applicable to seed money	304	1,170	599	2,645	485
Total net assets	$3,317,408	$1,156,213	$211,168	$103,334	$416,033
(1) Investment shares	112,914	40,063	21,395	9,917	21,313
(2) Investments, at cost	$2,866,420	$1,027,040	$200,302	$100,162	$332,101

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	203

Statements of Assets and Liabilities

December 31, 2018 (continued)	MS VIF US Real Est, Cl II	Oppen Cap Appr VA	Oppen Cap Appr VA, Serv	Oppen Global VA	Oppen Global VA, Serv
Assets
Investments, at fair value(1),(2)	$858,459	$687,778	$10,804,246	$1,190	$2,189,766
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	231	42	9,365	—	—
Receivable for share redemptions	1,716	825	16,165	1	4,724
Total assets	860,406	688,645	10,829,776	1,191	2,194,490

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	1,135	737	13,322	1	2,245
Administrative charge	111	88	1,376	—	281
Contract terminations	470	—	1,467	—	2,198
Payable for investments purchased	231	42	9,365	—	—
Total liabilities	1,947	867	25,530	1	4,724
Net assets applicable to contracts in accumulation period	857,834	687,778	10,803,971	1,190	2,188,639
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	625	—	275	—	1,127
Total net assets	$858,459	$687,778	$10,804,246	$1,190	$2,189,766
(1) Investment shares	44,250	14,181	226,125	31	58,347
(2) Investments, at cost	$720,057	$655,360	$9,799,581	$1,003	$1,869,519

December 31, 2018 (continued)	Oppen Global Strategic Inc VA	Oppen Global Strategic Inc VA, Srv	Oppen Main St VA	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl
Assets
Investments, at fair value(1),(2)	$104,033	$19,197,901	$37,332	$2,268,238	$1,049,114
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	138
Receivable for share redemptions	126	78,817	45	2,597	4,404
Total assets	104,159	19,276,718	37,377	2,270,835	1,053,656

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	112	23,475	40	2,288	1,379
Administrative charge	13	2,491	5	291	135
Contract terminations	1	52,851	—	18	2,890
Payable for investments purchased	—	—	—	—	138
Total liabilities	126	78,817	45	2,597	4,542
Net assets applicable to contracts in accumulation period	104,033	19,170,657	37,332	2,241,802	1,048,720
Net assets applicable to contracts in payment period	—	27,088	—	25,593	—
Net assets applicable to seed money	—	156	—	843	394
Total net assets	$104,033	$19,197,901	$37,332	$2,268,238	$1,049,114
(1) Investment shares	22,325	3,999,563	1,392	113,242	104,389
(2) Investments, at cost	$119,834	$20,982,172	$33,834	$2,199,852	$1,138,023

See accompanying notes to financial statements.

204	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Assets and Liabilities

December 31, 2018 (continued)	Put VT Div Inc, Cl IA	Put VT Div Inc, Cl IB	Put VT Eq Inc, Cl IA	Put VT Eq Inc, Cl IB	Put VT Global Eq, Cl IA
Assets
Investments, at fair value(1),(2)	$598,057	$281,633	$2,010,878	$2,136,910	$333,867
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	41	—	42	—	—
Receivable for share redemptions	716	336	2,411	7,371	399
Total assets	598,814	281,969	2,013,331	2,144,281	334,266

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	639	300	2,153	2,104	356
Administrative charge	77	36	258	275	43
Contract terminations	—	—	—	4,992	—
Payable for investments purchased	41	—	42	—	—
Total liabilities	757	336	2,453	7,371	399
Net assets applicable to contracts in accumulation period	594,445	281,633	2,008,093	2,128,629	333,867
Net assets applicable to contracts in payment period	3,612	—	2,785	7,881	—
Net assets applicable to seed money	—	—	—	400	—
Total net assets	$598,057	$281,633	$2,010,878	$2,136,910	$333,867
(1) Investment shares	102,759	48,308	86,119	92,427	19,593
(2) Investments, at cost	$776,657	$367,385	$2,050,091	$2,195,182	$294,399

December 31, 2018 (continued)	Put VT Global Hlth Care, Cl IB	Put VT Gro Opp, Cl IA	Put VT Gro Opp, Cl IB	Put VT Hi Yield, Cl IA	Put VT Hi Yield, Cl IB
Assets
Investments, at fair value(1),(2)	$800,028	$300,807	$651,209	$425,798	$111,099
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	940	359	783	511	133
Total assets	800,968	301,166	651,992	426,309	111,232

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	835	321	699	454	119
Administrative charge	102	38	84	55	14
Contract terminations	3	—	—	2	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	940	359	783	511	133
Net assets applicable to contracts in accumulation period	798,711	300,400	651,209	425,798	111,099
Net assets applicable to contracts in payment period	—	407	—	—	—
Net assets applicable to seed money	1,317	—	—	—	—
Total net assets	$800,028	$300,807	$651,209	$425,798	$111,099
(1) Investment shares	59,526	30,820	68,047	71,683	18,927
(2) Investments, at cost	$841,531	$243,884	$531,064	$537,920	$134,489

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	205

Statements of Assets and Liabilities

December 31, 2018 (continued)	Put VT Inc, Cl IB	Put VT Intl Eq, Cl IB	Put VT Intl Gro, Cl IB	Put VT Intl Val, Cl IB	Put VT Research, Cl IB
Assets
Investments, at fair value(1),(2)	$34,027	$3,603,764	$224,825	$173	$57,424
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	38	4,152	254	—	64
Total assets	34,065	3,607,916	225,079	173	57,488

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	34	3,611	225	—	57
Administrative charge	4	461	29	—	7
Contract terminations	—	80	—	—	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	38	4,152	254	—	64
Net assets applicable to contracts in accumulation period	33,610	3,600,680	224,734	—	56,279
Net assets applicable to contracts in payment period	—	2,305	—	—	—
Net assets applicable to seed money	417	779	91	173	1,145
Total net assets	$34,027	$3,603,764	$224,825	$173	$57,424
(1) Investment shares	3,180	296,119	12,803	18	2,253
(2) Investments, at cost	$36,939	$4,040,610	$188,615	$159	$25,679

December 31, 2018 (continued)	Put VT Sm Cap Val, Cl IB	Put VT Sus Leaders, Cl IA	Put VT Sus Leaders, Cl IB	Royce Micro-Cap, Invest Cl	Royce Sm-Cap, Invest Cl
Assets
Investments, at fair value(1),(2)	$466,186	$1,725,793	$2,351,808	$452,287	$435,811
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	102	—	—	—	—
Receivable for share redemptions	642	2,064	2,693	6,461	559
Total assets	466,930	1,727,857	2,354,501	458,748	436,370

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	582	1,841	2,356	547	503
Administrative charge	60	221	300	59	56
Contract terminations	—	2	37	5,855	—
Payable for investments purchased	102	—	—	—	—
Total liabilities	744	2,064	2,693	6,461	559
Net assets applicable to contracts in accumulation period	465,195	1,725,793	2,345,359	452,287	435,811
Net assets applicable to contracts in payment period	—	—	4,184	—	—
Net assets applicable to seed money	991	—	2,265	—	—
Total net assets	$466,186	$1,725,793	$2,351,808	$452,287	$435,811
(1) Investment shares	52,617	50,329	70,371	50,422	55,376
(2) Investments, at cost	$749,253	$1,255,135	$1,640,612	$505,084	$486,598

See accompanying notes to financial statements.

206	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Assets and Liabilities

December 31, 2018 (continued)	Temp Dev Mkts, Cl 2	Temp Foreign, Cl 2	Temp Global Bond, Cl 2	Temp Gro, Cl 2	Third Ave Val
Assets
Investments, at fair value(1),(2)	$255,429	$3,499,544	$10,229,828	$834,491	$253,904
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	282	4,376	62,984	2,365	329
Total assets	255,711	3,503,920	10,292,812	836,856	254,233

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	249	3,559	13,622	984	296
Administrative charge	33	449	1,339	107	33
Contract terminations	—	368	48,023	1,274	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	282	4,376	62,984	2,365	329
Net assets applicable to contracts in accumulation period	255,343	3,499,455	10,201,601	833,664	253,904
Net assets applicable to contracts in payment period	—	—	27,972	—	—
Net assets applicable to seed money	86	89	255	827	—
Total net assets	$255,429	$3,499,544	$10,229,828	$834,491	$253,904
(1) Investment shares	29,910	274,689	607,833	68,345	17,571
(2) Investments, at cost	$288,084	$3,786,221	$10,166,749	$898,672	$300,077

December 31, 2018 (continued)	VP Aggr, Cl 2	VP Aggr, Cl 4	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk, Cl 2
Assets
Investments, at fair value(1),(2)	$22,885,841	$93,586,574	$18,038,185	$75,160,936	$79,387
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	565,999	—	—
Receivable for share redemptions	24,323	120,773	21,592	109,672	81
Total assets	22,910,164	93,707,347	18,625,776	75,270,608	79,468

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	21,382	106,680	19,360	88,208	71
Administrative charge	2,941	12,095	2,232	9,554	10
Contract terminations	—	1,998	—	11,910	—
Payable for investments purchased	—	—	565,999	—	—
Total liabilities	24,323	120,773	587,591	109,672	81
Net assets applicable to contracts in accumulation period	22,885,580	93,586,553	18,038,082	75,160,896	78,987
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	261	21	103	40	400
Total net assets	$22,885,841	$93,586,574	$18,038,185	$75,160,936	$79,387
(1) Investment shares	1,263,713	5,161,973	1,337,152	5,571,604	8,068
(2) Investments, at cost	$15,634,281	$57,165,085	$16,155,991	$63,715,998	$84,129

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	207

Statements of Assets and Liabilities

December 31, 2018 (continued)	VP Man Risk US, Cl 2	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2
Assets
Investments, at fair value(1),(2)	$30,044	$14,694,104	$47,668,676	$117,152,225	$250,657,645
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	30	22,441	117,203	177,049	505,665
Total assets	30,074	14,716,545	47,785,879	117,329,274	251,163,310

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	26	17,644	56,497	129,874	297,991
Administrative charge	4	1,856	6,068	15,040	32,118
Contract terminations	—	2,941	54,638	32,135	175,556
Payable for investments purchased	—	—	—	—	—
Total liabilities	30	22,441	117,203	177,049	505,665
Net assets applicable to contracts in accumulation period	29,644	14,694,000	47,668,593	117,152,162	250,657,603
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	400	104	83	63	42
Total net assets	$30,044	$14,694,104	$47,668,676	$117,152,225	$250,657,645
(1) Investment shares	2,975	1,296,920	4,043,145	9,261,045	18,761,800
(2) Investments, at cost	$31,981	$14,135,729	$44,397,308	$106,925,588	$228,147,212

December 31, 2018 (continued)	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2
Assets
Investments, at fair value(1),(2)	$267,912,659	$920,794,475	$85,826,600	$275,744,579	$38,237,617
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	946,634	1,627,857	105,090	376,739	44,823
Total assets	268,859,293	922,422,332	85,931,690	276,121,318	38,282,440

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	266,054	1,063,578	87,350	316,861	39,738
Administrative charge	34,403	118,346	11,044	35,534	4,837
Contract terminations	646,177	445,933	6,696	24,344	248
Payable for investments purchased	—	—	—	—	—
Total liabilities	946,634	1,627,857	105,090	376,739	44,823
Net assets applicable to contracts in accumulation period	267,886,891	920,668,143	85,826,497	275,744,538	38,237,423
Net assets applicable to contracts in payment period	25,727	126,312	—	—	—
Net assets applicable to seed money	41	20	103	41	194
Total net assets	$267,912,659	$920,794,475	$85,826,600	$275,744,579	$38,237,617
(1) Investment shares	16,818,120	57,730,061	5,033,818	16,153,754	2,610,076
(2) Investments, at cost	$194,998,427	$617,369,314	$57,123,760	$171,496,479	$29,420,536

See accompanying notes to financial statements.

208	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Assets and Liabilities

December 31, 2018 (continued)	VP Mod Conserv, Cl 4	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2
Assets
Investments, at fair value(1),(2)	$110,639,285	$11,297,257	$581,315	$4,366,030	$1,201,516
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	22,667	—	—	—
Receivable for share redemptions	207,712	17,297	614	3,994	1,394
Total assets	110,846,997	11,337,221	581,929	4,370,024	1,202,910

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	128,882	14,370	545	3,443	1,068
Administrative charge	14,238	1,438	69	551	157
Contract terminations	64,592	1,489	—	—	168
Payable for investments purchased	—	22,667	—	—	—
Total liabilities	207,712	39,964	614	3,994	1,393
Net assets applicable to contracts in accumulation period	110,639,223	11,297,096	580,919	4,365,656	1,201,143
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	62	161	396	374	374
Total net assets	$110,639,285	$11,297,257	$581,315	$4,366,030	$1,201,517
(1) Investment shares	7,536,736	471,505	52,991	370,631	105,581
(2) Investments, at cost	$81,409,904	$7,341,991	$557,120	$4,321,077	$1,153,250

December 31, 2018 (continued)	Wanger Intl	Wanger USA	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 1	WF VT Intl Eq, Cl 2
Assets
Investments, at fair value(1),(2)	$6,864,834	$7,463,546	$5,581,508	$108,294	$4,537,898
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	5,915	14,426	—	—	341
Receivable for share redemptions	12,185	11,298	6,703	116	5,963
Total assets	6,882,934	7,489,270	5,588,211	108,410	4,544,202

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	8,770	9,458	5,983	102	5,173
Administrative charge	876	946	720	14	580
Contract terminations	2,539	894	—	—	210
Payable for investments purchased	5,915	14,426	—	—	341
Total liabilities	18,100	25,724	6,703	116	6,304
Net assets applicable to contracts in accumulation period	6,809,733	7,463,096	5,580,067	108,294	4,525,956
Net assets applicable to contracts in payment period	54,823	—	—	—	11,638
Net assets applicable to seed money	278	450	1,441	—	304
Total net assets	$6,864,834	$7,463,546	$5,581,508	$108,294	$4,537,898
(1) Investment shares	309,227	360,558	303,013	37,998	1,570,207
(2) Investments, at cost	$8,696,586	$9,995,454	$4,438,816	$182,441	$7,100,324

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	209

Statements of Assets and Liabilities

December 31, 2018 (continued)	WF VT Omega Gro, Cl 1	WF VT Omega Gro, Cl 2	WF VT Opp, Cl 1	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2
Assets
Investments, at fair value(1),(2)	$641,024	$17,558,420	$435,988	$4,335,914	$3,547,869
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	17,975	—	204	3,089
Receivable for share redemptions	721	22,635	486	5,143	4,569
Total assets	641,745	17,599,030	436,474	4,341,261	3,555,527

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	635	19,989	430	4,417	3,939
Administrative charge	86	2,247	56	557	452
Contract terminations	—	399	—	169	178
Payable for investments purchased	—	17,975	—	204	3,089
Total liabilities	721	40,610	486	5,347	7,658
Net assets applicable to contracts in accumulation period	641,024	17,557,911	435,988	4,335,233	3,547,279
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	—	509	—	681	590
Total net assets	$641,024	$17,558,420	$435,988	$4,335,914	$3,547,869
(1) Investment shares	24,401	695,934	19,156	189,756	377,835
(2) Investments, at cost	$519,847	$15,297,704	$382,270	$3,733,772	$3,123,647
See accompanying notes to financial statements.

210	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Operations

Year ended December 31, 2018	AB VPS Bal Wealth Strategy, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Inter Bond, Cl B	AB VPS Intl Val, Cl B
Investment income
Dividend income	$5,321	$—	$42,137	$2,954	$155,765
Variable account expenses	4,253	14,645	75,795	5,249	233,530
Investment income (loss) — net	1,068	(14,645)	(33,658)	(2,295)	(77,765)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	30,156	129,867	1,217,633	279,435	2,140,318
Cost of investments sold	29,734	72,098	879,841	303,228	2,081,057
Net realized gain (loss) on sales of investments	422	57,769	337,792	(23,793)	59,261
Distributions from capital gains	23,814	—	640,529	4,186	—
Net change in unrealized appreciation or depreciation of investments	(48,816)	(155,098)	(1,284,706)	9,546	(3,602,512)
Net gain (loss) on investments	(24,580)	(97,329)	(306,385)	(10,061)	(3,543,251)
Net increase (decrease) in net assets resulting from operations	$(23,512)	$(111,974)	$(340,043)	$(12,356)	$(3,621,016)

Year ended December 31, 2018 (continued)	AB VPS Lg Cap Gro, Cl B	AC VP Inc & Gro, Cl I	AC VP Inflation Prot, Cl II	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II
Investment income
Dividend income	$—	$5,921	$619,270	$1,156	$2,224
Variable account expenses	42,700	4,334	375,818	1,454	2,632
Investment income (loss) — net	(42,700)	1,587	243,452	(298)	(408)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	587,086	16,185	4,473,760	1,593	4,129
Cost of investments sold	340,332	12,079	4,776,258	1,418	3,566
Net realized gain (loss) on sales of investments	246,754	4,106	(302,498)	175	563
Distributions from capital gains	345,855	23,108	—	6,813	10,791
Net change in unrealized appreciation or depreciation of investments	(490,146)	(52,870)	(965,677)	(23,966)	(36,225)
Net gain (loss) on investments	102,463	(25,656)	(1,268,175)	(16,978)	(24,871)
Net increase (decrease) in net assets resulting from operations	$59,763	$(24,069)	$(1,024,723)	$(17,276)	$(25,279)

Year ended December 31, 2018 (continued)	AC VP Ultra, Cl II	AC VP Val, Cl I	AC VP Val, Cl II	CB Var Sm Cap Gro, Cl I	Col VP Asset Alloc, Cl 1
Investment income
Dividend income	$11,482	$5,112	$2,343	$—	$940
Variable account expenses	158,984	4,356	2,616	2,612	794
Investment income (loss) — net	(147,502)	756	(273)	(2,612)	146

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,782,433	29,527	40,315	69,300	1,076
Cost of investments sold	1,625,385	18,602	20,835	49,673	884
Net realized gain (loss) on sales of investments	1,157,048	10,925	19,480	19,627	192
Distributions from capital gains	1,024,945	20	11	18,523	4,657
Net change in unrealized appreciation or depreciation of investments	(1,887,465)	(42,962)	(34,869)	(37,875)	(8,612)
Net gain (loss) on investments	294,528	(32,017)	(15,378)	275	(3,763)
Net increase (decrease) in net assets resulting from operations	$147,026	$(31,261)	$(15,651)	$(2,337)	$(3,617)

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	211

Statements of Operations

Year ended December 31, 2018 (continued)	Col VP Bal, Cl 3	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 3	Col VP Govt Money Mkt, Cl 3
Investment income
Dividend income	$—	$—	$—	$42,915	$424,676
Variable account expenses	43,202	280,571	429,037	153,588	479,336
Investment income (loss) — net	(43,202)	(280,571)	(429,037)	(110,673)	(54,660)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	359,177	3,562,127	5,577,913	1,721,730	7,353,324
Cost of investments sold	210,130	1,493,664	3,028,541	1,267,309	7,353,066
Net realized gain (loss) on sales of investments	149,047	2,068,463	2,549,372	454,421	258
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(317,729)	(2,512,473)	(3,901,180)	(2,619,225)	(258)
Net gain (loss) on investments	(168,682)	(444,010)	(1,351,808)	(2,164,804)	—
Net increase (decrease) in net assets resulting from operations	$(211,884)	$(724,581)	$(1,780,845)	$(2,275,477)	$(54,660)

Year ended December 31, 2018 (continued)	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 1	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 1
Investment income
Dividend income	$304,514	$12,174	$276,460	$251,794	$—
Variable account expenses	90,556	3,064	97,609	170,028	3,732
Investment income (loss) — net	213,958	9,110	178,851	81,766	(3,732)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,246,287	5,299	1,247,329	1,904,538	30,374
Cost of investments sold	1,260,193	6,402	1,422,136	1,980,819	12,488
Net realized gain (loss) on sales of investments	(13,906)	(1,103)	(174,807)	(76,281)	17,886
Distributions from capital gains	—	—	—	82,396	—
Net change in unrealized appreciation or depreciation of investments	(498,151)	(20,354)	(312,360)	(248,426)	(25,985)
Net gain (loss) on investments	(512,057)	(21,457)	(487,167)	(242,311)	(8,099)
Net increase (decrease) in net assets resulting from operations	$(298,099)	$(12,347)	$(308,316)	$(160,545)	$(11,831)

Year ended December 31, 2018 (continued)	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3	Col VP Overseas Core, Cl 3
Investment income
Dividend income	$—	$—	$—	$—	$11,048
Variable account expenses	11,116	111,175	29,846	1,358	5,705
Investment income (loss) — net	(11,116)	(111,175)	(29,846)	(1,358)	5,343

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	87,856	1,463,442	359,789	76,969	26,176
Cost of investments sold	33,819	616,904	158,594	39,860	22,614
Net realized gain (loss) on sales of investments	54,037	846,538	201,195	37,109	3,562
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(72,180)	(1,155,208)	(262,963)	(48,335)	(87,584)
Net gain (loss) on investments	(18,143)	(308,670)	(61,768)	(11,226)	(84,022)
Net increase (decrease) in net assets resulting from operations	$(29,259)	$(419,845)	$(91,614)	$(12,584)	$(78,679)

See accompanying notes to financial statements.

212	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Operations

Year ended December 31, 2018 (continued)	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3	Col VP Sm Cap Val, Cl 2	Col VP Sm Co Gro, Cl 1	Col VP US Govt Mtge, Cl 1
Investment income
Dividend income	$—	$—	$1,913	$—	$5,995
Variable account expenses	2,736	13,006	18,400	234	2,555
Investment income (loss) — net	(2,736)	(13,006)	(16,487)	(234)	3,440

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	45,710	100,130	246,290	1,700	22,670
Cost of investments sold	26,606	54,229	210,914	968	23,196
Net realized gain (loss) on sales of investments	19,104	45,901	35,376	732	(526)
Distributions from capital gains	—	—	163,697	2,950	182
Net change in unrealized appreciation or depreciation of investments	(34,146)	(159,317)	(392,331)	(3,712)	(2,081)
Net gain (loss) on investments	(15,042)	(113,416)	(193,258)	(30)	(2,425)
Net increase (decrease) in net assets resulting from operations	$(17,778)	$(126,422)	$(209,745)	$(264)	$1,015

Year ended December 31, 2018 (continued)	Col VP US Govt Mtge, Cl 3	CS Commodity Return	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP Loomis Sayles Gro, Cl 1	CTIVP MFS Blend Res Core Eq, Cl 3
Investment income
Dividend income	$224,645	$1,504	$—	$—	$—
Variable account expenses	121,004	849	44,356	26,191	20,819
Investment income (loss) — net	103,641	655	(44,356)	(26,191)	(20,819)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,776,214	8,722	671,404	484,170	395,857
Cost of investments sold	1,804,340	15,249	872,264	332,341	196,121
Net realized gain (loss) on sales of investments	(28,126)	(6,527)	(200,860)	151,829	199,736
Distributions from capital gains	7,146	—	15,722	—	—
Net change in unrealized appreciation or depreciation of investments	(85,996)	(1,558)	171,330	(163,051)	(278,270)
Net gain (loss) on investments	(106,976)	(8,085)	(13,808)	(11,222)	(78,534)
Net increase (decrease) in net assets resulting from operations	$(3,335)	$(7,430)	$(58,164)	$(37,413)	$(99,353)

Year ended December 31, 2018 (continued)	CTIVP Vty Sycamore Estb Val, Cl 3	Drey IP MidCap Stock, Serv	Drey IP Tech Gro, Serv	Drey Sus US Eq, Init	Drey VIF Appr, Serv
Investment income
Dividend income	$—	$315	$—	$7,405	$1,009
Variable account expenses	621	1,442	62,454	5,742	1,509
Investment income (loss) — net	(621)	(1,127)	(62,454)	1,663	(500)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	32,308	19,821	1,038,764	41,085	19,837
Cost of investments sold	22,333	16,009	508,788	41,029	17,969
Net realized gain (loss) on sales of investments	9,975	3,812	529,976	56	1,868
Distributions from capital gains	—	10,903	212,648	78,320	13,655
Net change in unrealized appreciation or depreciation of investments	(9,688)	(29,023)	(677,815)	(101,492)	(22,702)
Net gain (loss) on investments	287	(14,308)	64,809	(23,116)	(7,179)
Net increase (decrease) in net assets resulting from operations	$(334)	$(15,435)	$2,355	$(21,453)	$(7,679)

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	213

Statements of Operations

Year ended December 31, 2018 (continued)	Drey VIF Intl Eq, Serv	Drey VIF Intl Val, Serv	EV VT Floating-Rate Inc, Init Cl	Fid VIP Bal, Serv Cl	Fid VIP Bal, Serv Cl 2
Investment income
Dividend income	$1,088	$1,690	$41,864	$3,041	$1,277
Variable account expenses	996	1,522	18,726	2,628	1,491
Investment income (loss) — net	92	168	23,138	413	(214)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	86,680	1,541	254,783	5,224	4,355
Cost of investments sold	63,085	1,501	252,817	4,251	3,520
Net realized gain (loss) on sales of investments	23,595	40	1,966	973	835
Distributions from capital gains	—	—	—	10,358	5,038
Net change in unrealized appreciation or depreciation of investments	(30,681)	(21,818)	(38,867)	(22,943)	(11,415)
Net gain (loss) on investments	(7,086)	(21,778)	(36,901)	(11,612)	(5,542)
Net increase (decrease) in net assets resulting from operations	$(6,994)	$(21,610)	$(13,763)	$(11,199)	$(5,756)

Year ended December 31, 2018 (continued)	Fid VIP Contrafund, Serv Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Dyn Appr, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2
Investment income
Dividend income	$18,010	$214,778	$2,062	$3,877	$111
Variable account expenses	38,164	793,976	8,537	22,058	1,029
Investment income (loss) — net	(20,154)	(579,198)	(6,475)	(18,181)	(918)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	331,675	10,349,180	73,918	462,879	42,149
Cost of investments sold	251,396	8,232,310	51,629	333,674	39,279
Net realized gain (loss) on sales of investments	80,279	2,116,870	22,289	129,205	2,870
Distributions from capital gains	264,752	4,693,580	63,950	92,591	3,431
Net change in unrealized appreciation or depreciation of investments	(529,679)	(9,563,177)	(109,790)	(326,942)	(13,413)
Net gain (loss) on investments	(184,648)	(2,752,727)	(23,551)	(105,146)	(7,112)
Net increase (decrease) in net assets resulting from operations	$(204,802)	$(3,331,925)	$(30,026)	$(123,327)	$(8,030)

Year ended December 31, 2018 (continued)	Fid VIP Gro, Serv Cl	Fid VIP Gro, Serv Cl 2	Fid VIP Hi Inc, Serv Cl	Fid VIP Hi Inc, Serv Cl 2	Fid VIP Invest Gr, Serv Cl 2
Investment income
Dividend income	$52	$730	$44,865	$16,861	$248,320
Variable account expenses	451	22,787	11,423	4,425	198,918
Investment income (loss) — net	(399)	(22,057)	33,442	12,436	49,402

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	43,446	514,082	293,031	31,746	2,766,625
Cost of investments sold	27,688	310,850	307,129	33,882	2,824,334
Net realized gain (loss) on sales of investments	15,758	203,232	(14,098)	(2,136)	(57,709)
Distributions from capital gains	8,015	252,247	—	—	77,681
Net change in unrealized appreciation or depreciation of investments	(19,347)	(404,820)	(59,710)	(25,564)	(390,300)
Net gain (loss) on investments	4,426	50,659	(73,808)	(27,700)	(370,328)
Net increase (decrease) in net assets resulting from operations	$4,027	$28,602	$(40,366)	$(15,264)	$(320,926)

See accompanying notes to financial statements.

214	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Operations

Year ended December 31, 2018 (continued)	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl	Fid VIP Overseas, Serv Cl 2	Frank Global Real Est, Cl 2
Investment income
Dividend income	$37,018	$65,799	$2,848	$68,659	$59,269
Variable account expenses	91,885	241,694	4,284	85,810	31,022
Investment income (loss) — net	(54,867)	(175,895)	(1,436)	(17,151)	28,247

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,328,777	2,771,260	177,553	805,381	255,533
Cost of investments sold	1,061,267	2,315,280	144,889	620,903	268,086
Net realized gain (loss) on sales of investments	267,510	455,980	32,664	184,478	(12,553)
Distributions from capital gains	624,191	1,524,779	—	—	—
Net change in unrealized appreciation or depreciation of investments	(1,823,496)	(4,236,627)	(69,507)	(1,040,776)	(195,186)
Net gain (loss) on investments	(931,795)	(2,255,868)	(36,843)	(856,298)	(207,739)
Net increase (decrease) in net assets resulting from operations	$(986,662)	$(2,431,763)	$(38,279)	$(873,449)	$(179,492)

Year ended December 31, 2018 (continued)	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2	Frank Rising Divd, Cl 2	Frank Sm Cap Val, Cl 2	Frank Sm Mid Cap Gro, Cl 2
Investment income
Dividend income	$330,007	$593,891	$6,671	$37,395	$—
Variable account expenses	101,371	348,833	9,193	54,358	78,051
Investment income (loss) — net	228,636	245,058	(2,522)	(16,963)	(78,051)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,384,238	3,808,394	24,121	755,683	589,727
Cost of investments sold	1,303,672	3,226,543	18,487	687,157	616,043
Net realized gain (loss) on sales of investments	80,566	581,851	5,634	68,526	(26,316)
Distributions from capital gains	—	924,760	32,310	636,846	612,968
Net change in unrealized appreciation or depreciation of investments	(662,667)	(4,229,670)	(69,332)	(1,203,071)	(855,626)
Net gain (loss) on investments	(582,101)	(2,723,059)	(31,388)	(497,699)	(268,974)
Net increase (decrease) in net assets resulting from operations	$(353,465)	$(2,478,001)	$(33,910)	$(514,662)	$(347,025)

Year ended December 31, 2018 (continued)	GS VIT Intl Eq Insights, Inst	GS VIT Mid Cap Val, Inst	GS VIT Strategic Gro, Inst	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I
Investment income
Dividend income	$976	$173,143	$625	$23,409	$—
Variable account expenses	853	221,611	2,195	27,964	48,350
Investment income (loss) — net	123	(48,468)	(1,570)	(4,555)	(48,350)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	19,581	2,262,289	11,613	433,988	846,869
Cost of investments sold	19,162	2,022,919	7,582	302,683	536,702
Net realized gain (loss) on sales of investments	419	239,370	4,031	131,305	310,167
Distributions from capital gains	8,711	1,570,226	62,676	274,303	217,412
Net change in unrealized appreciation or depreciation of investments	(18,552)	(3,305,256)	(67,591)	(517,005)	(590,482)
Net gain (loss) on investments	(9,422)	(1,495,660)	(884)	(111,397)	(62,903)
Net increase (decrease) in net assets resulting from operations	$(9,299)	$(1,544,128)	$(2,454)	$(115,952)	$(111,253)

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	215

Statements of Operations

Year ended December 31, 2018 (continued)	Invesco VI Am Fran, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Core Eq, Ser II	Invesco VI Gro & Inc, Ser II
Investment income
Dividend income	$—	$504,844	$62,515	$—	$12,734
Variable account expenses	12,041	596,649	98,831	8,661	10,013
Investment income (loss) — net	(12,041)	(91,805)	(36,316)	(8,661)	2,721

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	208,498	7,376,795	1,074,890	20,540	157,301
Cost of investments sold	136,046	4,999,612	844,806	20,032	136,898
Net realized gain (loss) on sales of investments	72,452	2,377,183	230,084	508	20,403
Distributions from capital gains	46,153	3,472,403	447,741	38,241	66,942
Net change in unrealized appreciation or depreciation of investments	(124,422)	(10,328,588)	(1,351,662)	(92,688)	(193,369)
Net gain (loss) on investments	(5,817)	(4,479,002)	(673,837)	(53,939)	(106,024)
Net increase (decrease) in net assets resulting from operations	$(17,858)	$(4,570,807)	$(710,153)	$(62,600)	$(103,303)

Year ended December 31, 2018 (continued)	Invesco VI Hlth, Ser II	Invesco VI Intl Gro, Ser I	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Core Eq, Ser II	Invesco VI Mid Cap Gro, Ser I
Investment income
Dividend income	$—	$13,675	$16,361	$1,174	$—
Variable account expenses	1,673	9,398	15,249	17,081	2,759
Investment income (loss) — net	(1,673)	4,277	1,112	(15,907)	(2,759)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	114,136	56,056	182,222	185,374	45,808
Cost of investments sold	116,381	35,699	136,203	171,553	36,898
Net realized gain (loss) on sales of investments	(2,245)	20,357	46,019	13,821	8,910
Distributions from capital gains	11,843	4,631	6,417	150,346	20,903
Net change in unrealized appreciation or depreciation of investments	(8,741)	(142,084)	(212,373)	(281,814)	(36,553)
Net gain (loss) on investments	857	(117,096)	(159,937)	(117,647)	(6,740)
Net increase (decrease) in net assets resulting from operations	$(816)	$(112,819)	$(158,825)	$(133,554)	$(9,499)

Year ended December 31, 2018 (continued)	Invesco VI Mid Cap Gro, Ser II	Invesco VI Val Opp, Ser II	Janus Henderson VIT Bal, Inst	Janus Henderson VIT Enter, Serv	Janus Henderson VIT Gbl Res, Inst
Investment income
Dividend income	$—	$—	$42,041	$933	$8,435
Variable account expenses	8,056	112,021	27,438	12,007	10,505
Investment income (loss) — net	(8,056)	(112,021)	14,603	(11,074)	(2,070)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	100,808	1,188,876	139,456	217,927	73,063
Cost of investments sold	77,349	1,160,122	104,486	131,363	48,044
Net realized gain (loss) on sales of investments	23,459	28,754	34,970	86,564	25,019
Distributions from capital gains	60,381	788,320	53,492	43,430	—
Net change in unrealized appreciation or depreciation of investments	(104,452)	(2,268,634)	(112,581)	(116,115)	(78,467)
Net gain (loss) on investments	(20,612)	(1,451,560)	(24,119)	13,879	(53,448)
Net increase (decrease) in net assets resulting from operations	$(28,668)	$(1,563,581)	$(9,516)	$2,805	$(55,518)

See accompanying notes to financial statements.

216	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Operations

Year ended December 31, 2018 (continued)	Janus Henderson VIT Gbl Tech, Serv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Serv	JPM Ins Trust U.S. Eq, Cl 1	Lazard Retire Intl Eq, Serv
Investment income
Dividend income	$—	$18,674	$7,821	$2,555	$837
Variable account expenses	2,920	17,380	34,702	4,668	811
Investment income (loss) — net	(2,920)	1,294	(26,881)	(2,113)	26

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	33,079	80,942	563,855	126,902	4,526
Cost of investments sold	16,666	96,454	411,473	69,017	4,609
Net realized gain (loss) on sales of investments	16,413	(15,512)	152,382	57,885	(83)
Distributions from capital gains	8,952	—	109,338	36,300	2,722
Net change in unrealized appreciation or depreciation of investments	(19,571)	(167,584)	(296,173)	(110,666)	(11,134)
Net gain (loss) on investments	5,794	(183,096)	(34,453)	(16,481)	(8,495)
Net increase (decrease) in net assets resulting from operations	$2,874	$(181,802)	$(61,334)	$(18,594)	$(8,469)

Year ended December 31, 2018 (continued)	Lazard Retire US Eq Select, Serv	LVIP Baron Gro Opp, Serv Cl	MFS Inv Trust, Init Cl	MFS Inv Trust, Serv Cl	MFS Mass Inv Gro Stock, Serv Cl
Investment income
Dividend income	$616	$—	$8,864	$2,178	$5,603
Variable account expenses	1,966	4,887	20,564	6,315	21,441
Investment income (loss) — net	(1,350)	(4,887)	(11,700)	(4,137)	(15,838)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	80,857	97,767	235,967	11,165	197,024
Cost of investments sold	63,181	53,221	166,606	7,675	179,025
Net realized gain (loss) on sales of investments	17,676	44,546	69,361	3,490	17,999
Distributions from capital gains	9,983	12,319	61,603	21,938	99,021
Net change in unrealized appreciation or depreciation of investments	(24,033)	(57,469)	(204,659)	(54,125)	(100,977)
Net gain (loss) on investments	3,626	(604)	(73,695)	(28,697)	16,043
Net increase (decrease) in net assets resulting from operations	$2,276	$(5,491)	$(85,395)	$(32,834)	$205

Year ended December 31, 2018 (continued)	MFS New Dis, Init Cl	MFS New Dis, Serv Cl	MFS Research, Init Cl	MFS Total Return, Init Cl	MFS Total Return, Serv Cl
Investment income
Dividend income	$—	$—	$7,587	$1,447	$299,081
Variable account expenses	8,397	23,239	17,566	762	208,177
Investment income (loss) — net	(8,397)	(23,239)	(9,979)	685	90,904

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	125,408	523,937	316,096	3,311	2,194,340
Cost of investments sold	92,516	392,377	222,266	2,732	1,870,332
Net realized gain (loss) on sales of investments	32,892	131,560	93,830	579	324,008
Distributions from capital gains	72,088	228,453	125,325	2,948	688,687
Net change in unrealized appreciation or depreciation of investments	(99,375)	(339,028)	(252,275)	(8,661)	(2,184,256)
Net gain (loss) on investments	5,605	20,985	(33,120)	(5,134)	(1,171,561)
Net increase (decrease) in net assets resulting from operations	$(2,792)	$(2,254)	$(43,099)	$(4,449)	$(1,080,657)

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	217

Statements of Operations

Year ended December 31, 2018 (continued)	MFS Utilities, Init Cl	MFS Utilities, Serv Cl	MS VIF Global Real Est, Cl II	MS VIF Mid Cap Gro, Cl II	MS VIF US Real Est, Cl I
Investment income
Dividend income	$39,131	$10,385	$10,962	$—	$12,240
Variable account expenses	49,858	17,071	5,368	2,149	6,117
Investment income (loss) — net	(10,727)	(6,686)	5,594	(2,149)	6,123

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	562,663	188,765	147,854	88,115	50,751
Cost of investments sold	468,135	167,545	142,450	70,204	37,819
Net realized gain (loss) on sales of investments	94,528	21,220	5,404	17,911	12,932
Distributions from capital gains	13,586	4,748	—	28,201	—
Net change in unrealized appreciation or depreciation of investments	(110,046)	(24,785)	(41,878)	(24,421)	(61,663)
Net gain (loss) on investments	(1,932)	1,183	(36,474)	21,691	(48,731)
Net increase (decrease) in net assets resulting from operations	$(12,659)	$(5,503)	$(30,880)	$19,542	$(42,608)

Year ended December 31, 2018 (continued)	MS VIF US Real Est, Cl II	Oppen Cap Appr VA	Oppen Cap Appr VA, Serv	Oppen Global VA	Oppen Global VA, Serv
Investment income
Dividend income	$24,742	$2,537	$—	$15	$21,549
Variable account expenses	17,043	11,077	212,007	21	38,570
Investment income (loss) — net	7,699	(8,540)	(212,007)	(6)	(17,021)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	240,612	46,143	3,103,699	101	696,012
Cost of investments sold	181,182	38,708	2,388,595	77	482,077
Net realized gain (loss) on sales of investments	59,430	7,435	715,104	24	213,935
Distributions from capital gains	—	59,660	1,027,115	103	200,986
Net change in unrealized appreciation or depreciation of investments	(160,934)	(109,906)	(2,250,906)	(326)	(762,408)
Net gain (loss) on investments	(101,504)	(42,811)	(508,687)	(199)	(347,487)
Net increase (decrease) in net assets resulting from operations	$(93,805)	$(51,351)	$(720,694)	$(205)	$(364,508)

Year ended December 31, 2018 (continued)	Oppen Global Strategic Inc VA	Oppen Global Strategic Inc VA, Srv	Oppen Main St VA	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl
Investment income
Dividend income	$5,610	$975,548	$476	$1,694	$35,354
Variable account expenses	1,573	338,037	580	38,116	19,970
Investment income (loss) — net	4,037	637,511	(104)	(36,422)	15,384

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	12,818	3,968,025	1,495	474,185	240,350
Cost of investments sold	14,272	4,161,660	1,110	371,309	245,567
Net realized gain (loss) on sales of investments	(1,454)	(193,635)	385	102,876	(5,217)
Distributions from capital gains	—	—	3,583	369,645	—
Net change in unrealized appreciation or depreciation of investments	(9,186)	(1,772,884)	(7,599)	(709,975)	(93,215)
Net gain (loss) on investments	(10,640)	(1,966,519)	(3,631)	(237,454)	(98,432)
Net increase (decrease) in net assets resulting from operations	$(6,603)	$(1,329,008)	$(3,735)	$(273,876)	$(83,048)

See accompanying notes to financial statements.

218	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Operations

Year ended December 31, 2018 (continued)	Put VT Div Inc, Cl IA	Put VT Div Inc, Cl IB	Put VT Eq Inc, Cl IA	Put VT Eq Inc, Cl IB	Put VT Global Eq, Cl IA
Investment income
Dividend income	$29,248	$12,207	$20,752	$18,004	$2,207
Variable account expenses	9,233	4,151	32,294	32,967	5,531
Investment income (loss) — net	20,015	8,056	(11,542)	(14,963)	(3,324)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	91,019	13,120	140,071	389,236	31,205
Cost of investments sold	113,694	16,558	129,392	355,175	23,977
Net realized gain (loss) on sales of investments	(22,675)	(3,438)	10,679	34,061	7,228
Distributions from capital gains	—	—	101,881	115,475	—
Net change in unrealized appreciation or depreciation of investments	(9,243)	(11,395)	(314,708)	(360,386)	(55,737)
Net gain (loss) on investments	(31,918)	(14,833)	(202,148)	(210,850)	(48,509)
Net increase (decrease) in net assets resulting from operations	$(11,903)	$(6,777)	$(213,690)	$(225,813)	$(51,833)

Year ended December 31, 2018 (continued)	Put VT Global Hlth Care, Cl IB	Put VT Gro Opp, Cl IA	Put VT Gro Opp, Cl IB	Put VT Hi Yield, Cl IA	Put VT Hi Yield, Cl IB
Investment income
Dividend income	$9,358	$179	$—	$27,246	$8,329
Variable account expenses	12,793	4,623	10,524	6,396	1,902
Investment income (loss) — net	(3,435)	(4,444)	(10,524)	20,850	6,427

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	168,873	16,019	93,405	31,102	35,165
Cost of investments sold	167,329	11,916	69,129	37,510	40,616
Net realized gain (loss) on sales of investments	1,544	4,103	24,276	(6,408)	(5,451)
Distributions from capital gains	155,890	18,794	44,436	—	—
Net change in unrealized appreciation or depreciation of investments	(164,341)	(14,158)	(44,377)	(36,727)	(7,460)
Net gain (loss) on investments	(6,907)	8,739	24,335	(43,135)	(12,911)
Net increase (decrease) in net assets resulting from operations	$(10,342)	$4,295	$13,811	$(22,285)	$(6,484)

Year ended December 31, 2018 (continued)	Put VT Inc, Cl IB	Put VT Intl Eq, Cl IB	Put VT Intl Gro, Cl IB	Put VT Intl Val, Cl IB	Put VT Research, Cl IB
Investment income
Dividend income	$1,267	$66,177	$—	$4	$—
Variable account expenses	500	61,821	3,920	3	868
Investment income (loss) — net	767	4,356	(3,920)	1	(868)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	9,763	782,501	55,700	3	10,392
Cost of investments sold	10,665	735,166	40,952	2	4,503
Net realized gain (loss) on sales of investments	(902)	47,335	14,748	1	5,889
Distributions from capital gains	—	—	25,607	—	—
Net change in unrealized appreciation or depreciation of investments	(340)	(989,570)	(92,100)	(41)	(8,342)
Net gain (loss) on investments	(1,242)	(942,235)	(51,745)	(40)	(2,453)
Net increase (decrease) in net assets resulting from operations	$(475)	$(937,879)	$(55,665)	$(39)	$(3,321)

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	219

Statements of Operations

Year ended December 31, 2018 (continued)	Put VT Sm Cap Val, Cl IB	Put VT Sus Leaders, Cl IA	Put VT Sus Leaders, Cl IB	Royce Micro-Cap, Invest Cl	Royce Sm-Cap, Invest Cl
Investment income
Dividend income	$2,567	$275	$—	$—	$3,803
Variable account expenses	10,164	27,105	35,935	8,744	8,487
Investment income (loss) — net	(7,597)	(26,830)	(35,935)	(8,744)	(4,684)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	106,695	105,444	383,093	102,885	119,694
Cost of investments sold	130,582	69,211	231,067	96,831	116,005
Net realized gain (loss) on sales of investments	(23,887)	36,233	152,026	6,054	3,689
Distributions from capital gains	195,980	231,319	340,637	24,250	6,245
Net change in unrealized appreciation or depreciation of investments	(288,955)	(285,433)	(501,377)	(71,445)	(50,605)
Net gain (loss) on investments	(116,862)	(17,881)	(8,714)	(41,141)	(40,671)
Net increase (decrease) in net assets resulting from operations	$(124,459)	$(44,711)	$(44,649)	$(49,885)	$(45,355)

Year ended December 31, 2018 (continued)	Temp Dev Mkts, Cl 2	Temp Foreign, Cl 2	Temp Global Bond, Cl 2	Temp Gro, Cl 2	Third Ave Val
Investment income
Dividend income	$3,814	$115,056	$—	$20,255	$6,032
Variable account expenses	4,964	57,915	193,800	16,040	5,101
Investment income (loss) — net	(1,150)	57,141	(193,800)	4,215	931

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	164,855	824,747	2,682,653	248,071	57,226
Cost of investments sold	171,268	775,026	2,680,621	213,069	53,032
Net realized gain (loss) on sales of investments	(6,413)	49,721	2,032	35,002	4,194
Distributions from capital gains	—	—	—	85,781	—
Net change in unrealized appreciation or depreciation of investments	(57,867)	(832,256)	227,013	(292,566)	(76,067)
Net gain (loss) on investments	(64,280)	(782,535)	229,045	(171,783)	(71,873)
Net increase (decrease) in net assets resulting from operations	$(65,430)	$(725,394)	$35,245	$(167,568)	$(70,942)

Year ended December 31, 2018 (continued)	VP Aggr, Cl 2	VP Aggr, Cl 4	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	327,440	1,734,049	286,735	1,281,066	519
Investment income (loss) — net	(327,440)	(1,734,049)	(286,735)	(1,281,066)	(519)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	5,123,850	33,376,483	5,771,915	22,654,309	519
Cost of investments sold	3,168,828	18,260,368	5,114,436	18,798,124	524
Net realized gain (loss) on sales of investments	1,955,022	15,116,115	657,479	3,856,185	(5)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(4,032,099)	(23,770,547)	(1,221,924)	(6,205,322)	(4,756)
Net gain (loss) on investments	(2,077,077)	(8,654,432)	(564,445)	(2,349,137)	(4,761)
Net increase (decrease) in net assets resulting from operations	$(2,404,517)	$(10,388,481)	$(851,180)	$(3,630,203)	$(5,280)

See accompanying notes to financial statements.

220	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Operations

Year ended December 31, 2018 (continued)	VP Man Risk US, Cl 2	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	138	241,773	811,610	1,963,051	4,415,049
Investment income (loss) — net	(138)	(241,773)	(811,610)	(1,963,051)	(4,415,049)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	139	4,639,968	10,891,772	18,659,219	45,051,268
Cost of investments sold	141	4,380,981	9,726,992	15,682,788	38,557,644
Net realized gain (loss) on sales of investments	(2)	258,987	1,164,780	2,976,431	6,493,624
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(1,955)	(664,831)	(3,311,904)	(12,835,810)	(22,117,031)
Net gain (loss) on investments	(1,957)	(405,844)	(2,147,124)	(9,859,379)	(15,623,407)
Net increase (decrease) in net assets resulting from operations	$(2,095)	$(647,617)	$(2,958,734)	$(11,822,430)	$(20,038,456)

Year ended December 31, 2018 (continued)	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	4,033,502	15,891,610	1,403,329	5,066,199	578,152
Investment income (loss) — net	(4,033,502)	(15,891,610)	(1,403,329)	(5,066,199)	(578,152)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	60,002,084	184,444,913	29,373,294	85,767,418	9,770,883
Cost of investments sold	40,988,299	116,442,212	18,103,757	49,328,832	7,076,114
Net realized gain (loss) on sales of investments	19,013,785	68,002,701	11,269,537	36,438,586	2,694,769
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(34,887,823)	(122,972,108)	(17,692,700)	(57,476,846)	(4,327,114)
Net gain (loss) on investments	(15,874,038)	(54,969,407)	(6,423,163)	(21,038,260)	(1,632,345)
Net increase (decrease) in net assets resulting from operations	$(19,907,540)	$(70,861,017)	$(7,826,492)	$(26,104,459)	$(2,210,497)

Year ended December 31, 2018 (continued)	VP Mod Conserv, Cl 4	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	1,953,627	232,050	6,928	33,585	13,767
Investment income (loss) — net	(1,953,627)	(232,050)	(6,928)	(33,585)	(13,767)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	29,404,354	2,829,047	41,447	783,947	624,555
Cost of investments sold	20,951,724	1,521,544	38,030	661,977	558,071
Net realized gain (loss) on sales of investments	8,452,630	1,307,503	3,417	121,970	66,484
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(13,357,336)	(2,996,503)	(16,670)	(358,751)	(106,369)
Net gain (loss) on investments	(4,904,706)	(1,689,000)	(13,253)	(236,781)	(39,885)
Net increase (decrease) in net assets resulting from operations	$(6,858,333)	$(1,921,050)	$(20,181)	$(270,366)	$(53,652)
See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	221

Statements of Operations

Year ended December 31, 2018 (continued)	Wanger Intl	Wanger USA	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 1	WF VT Intl Eq, Cl 2
Investment income
Dividend income	$161,317	$8,153	$61,405	$16,140	$621,833
Variable account expenses	135,302	151,841	88,544	1,746	81,592
Investment income (loss) — net	26,015	(143,688)	(27,139)	14,394	540,241

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,504,094	2,645,060	1,290,798	39,123	874,480
Cost of investments sold	1,460,786	2,847,037	913,313	47,644	1,015,719
Net realized gain (loss) on sales of investments	43,308	(201,977)	377,485	(8,521)	(141,239)
Distributions from capital gains	896,452	2,131,600	400,728	31,890	1,282,907
Net change in unrealized appreciation or depreciation of investments	(2,537,580)	(1,775,120)	(1,009,428)	(61,998)	(2,726,768)
Net gain (loss) on investments	(1,597,820)	154,503	(231,215)	(38,629)	(1,585,100)
Net increase (decrease) in net assets resulting from operations	$(1,571,805)	$10,815	$(258,354)	$(24,235)	$(1,044,859)

Year ended December 31, 2018 (continued)	WF VT Omega Gro, Cl 1	WF VT Omega Gro, Cl 2	WF VT Opp, Cl 1	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2
Investment income
Dividend income	$—	$—	$2,173	$9,827	$—
Variable account expenses	11,157	315,074	6,689	70,176	66,464
Investment income (loss) — net	(11,157)	(315,074)	(4,516)	(60,349)	(66,464)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	454,322	4,524,523	109,886	817,868	1,199,805
Cost of investments sold	302,716	3,321,262	75,993	600,442	845,971
Net realized gain (loss) on sales of investments	151,606	1,203,261	33,893	217,426	353,834
Distributions from capital gains	78,681	2,185,843	46,160	494,675	421,406
Net change in unrealized appreciation or depreciation of investments	(195,743)	(2,925,887)	(112,249)	(1,030,022)	(563,174)
Net gain (loss) on investments	34,544	463,217	(32,196)	(317,921)	212,066
Net increase (decrease) in net assets resulting from operations	$23,387	$148,143	$(36,712)	$(378,270)	$145,602

See accompanying notes to financial statements.

222	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended December 31, 2018	AB VPS Bal Wealth Strategy, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Inter Bond, Cl B	AB VPS Intl Val, Cl B
Operations
Investment income (loss) — net	$1,068	$(14,645)	$(33,658)	$(2,295)	$(77,765)
Net realized gain (loss) on sales of investments	422	57,769	337,792	(23,793)	59,261
Distributions from capital gains	23,814	—	640,529	4,186	—
Net change in unrealized appreciation or depreciation of investments	(48,816)	(155,098)	(1,284,706)	9,546	(3,602,512)
Net increase (decrease) in net assets resulting from operations	(23,512)	(111,974)	(340,043)	(12,356)	(3,621,016)

Contract transactions
Contract purchase payments	—	281	1,300	547	15,551
Net transfers(1)	1,582	(4,943)	(75,322)	64,118	1,754,711
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	(2,277)
Contract terminations:
Surrender benefits and contract charges	(17,509)	(74,666)	(772,937)	(209,743)	(1,708,913)
Death benefits	(7,815)	(34,087)	(309,244)	(58,381)	(345,580)
Increase (decrease) from contract transactions	(23,742)	(113,415)	(1,156,203)	(203,459)	(286,508)
Net assets at beginning of year	329,299	1,090,989	6,193,235	485,723	15,556,596
Net assets at end of year	$282,045	$865,600	$4,696,989	$269,908	$11,649,072

Accumulation unit activity
Units outstanding at beginning of year	195,645	1,063,439	2,637,079	277,813	11,085,980
Contract purchase payments	—	254	556	314	10,931
Net transfers(1)	927	(4,015)	(31,454)	37,490	1,417,736
Contract terminations:
Surrender benefits and contract charges	(10,327)	(79,697)	(317,922)	(122,723)	(1,286,295)
Death benefits	(4,687)	(32,005)	(127,837)	(34,670)	(262,802)
Units outstanding at end of year	181,558	947,976	2,160,422	158,224	10,965,550

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	223

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	AB VPS Lg Cap Gro, Cl B	AC VP Inc & Gro, Cl I	AC VP Inflation Prot, Cl II	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II
Operations
Investment income (loss) — net	$(42,700)	$1,587	$243,452	$(298)	$(408)
Net realized gain (loss) on sales of investments	246,754	4,106	(302,498)	175	563
Distributions from capital gains	345,855	23,108	—	6,813	10,791
Net change in unrealized appreciation or depreciation of investments	(490,146)	(52,870)	(965,677)	(23,966)	(36,225)
Net increase (decrease) in net assets resulting from operations	59,763	(24,069)	(1,024,723)	(17,276)	(25,279)

Contract transactions
Contract purchase payments	1,077	569	36,066	—	—
Net transfers(1)	7,727	(31)	(54,278)	(16)	(4)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(284,701)	(10,076)	(2,551,687)	(123)	(1,492)
Death benefits	(234,764)	(1,854)	(699,857)	—	—
Increase (decrease) from contract transactions	(510,661)	(11,392)	(3,269,756)	(139)	(1,496)
Net assets at beginning of year	3,146,319	308,582	24,035,568	105,025	178,391
Net assets at end of year	$2,695,421	$273,121	$19,741,089	$87,610	$151,616

Accumulation unit activity
Units outstanding at beginning of year	1,937,818	112,280	18,443,544	67,656	83,128
Contract purchase payments	566	198	27,393	—	—
Net transfers(1)	3,668	(11)	(63,232)	—	—
Contract terminations:
Surrender benefits and contract charges	(161,706)	(3,614)	(1,992,481)	(65)	(732)
Death benefits	(146,140)	(633)	(553,507)	—	—
Units outstanding at end of year	1,634,206	108,220	15,861,717	67,591	82,396

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

224	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	AC VP Ultra, Cl II	AC VP Val, Cl I	AC VP Val, Cl II	CB Var Sm Cap Gro, Cl I	Col VP Asset Alloc, Cl 1
Operations
Investment income (loss) — net	$(147,502)	$756	$(273)	$(2,612)	$146
Net realized gain (loss) on sales of investments	1,157,048	10,925	19,480	19,627	192
Distributions from capital gains	1,024,945	20	11	18,523	4,657
Net change in unrealized appreciation or depreciation of investments	(1,887,465)	(42,962)	(34,869)	(37,875)	(8,612)
Net increase (decrease) in net assets resulting from operations	147,026	(31,261)	(15,651)	(2,337)	(3,617)

Contract transactions
Contract purchase payments	9,848	571	271	130	300
Net transfers(1)	(1,091,283)	13	(430)	49,907	589
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(1,226,969)	(23,411)	(36,164)	(62,667)	(230)
Death benefits	(207,749)	(1,960)	—	—	—
Increase (decrease) from contract transactions	(2,516,153)	(24,787)	(36,323)	(12,630)	659
Net assets at beginning of year	10,198,924	317,351	182,068	171,381	62,537
Net assets at end of year	$7,829,797	$261,303	$130,094	$156,414	$59,579

Accumulation unit activity
Units outstanding at beginning of year	4,370,804	84,766	81,217	76,954	23,974
Contract purchase payments	3,952	149	86	—	115
Net transfers(1)	(416,753)	4	(131)	18,876	222
Contract terminations:
Surrender benefits and contract charges	(484,630)	(6,498)	(16,019)	(27,060)	(87)
Death benefits	(83,126)	(503)	—	—	—
Units outstanding at end of year	3,390,247	77,918	65,153	68,770	24,224

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	225

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	Col VP Bal, Cl 3	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 3	Col VP Govt Money Mkt, Cl 3
Operations
Investment income (loss) — net	$(43,202)	$(280,571)	$(429,037)	$(110,673)	$(54,660)
Net realized gain (loss) on sales of investments	149,047	2,068,463	2,549,372	454,421	258
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(317,729)	(2,512,473)	(3,901,180)	(2,619,225)	(258)
Net increase (decrease) in net assets resulting from operations	(211,884)	(724,581)	(1,780,845)	(2,275,477)	(54,660)

Contract transactions
Contract purchase payments	4,146	27,334	22,262	9,333	65,894
Net transfers(1)	3,013	(912,351)	(878,146)	1,369,058	316,451
Adjustments to net assets allocated to contracts in payment period	(707)	(295)	(2,771)	—	(4,890)
Contract terminations:
Surrender benefits and contract charges	(208,781)	(1,733,730)	(2,964,496)	(1,150,954)	(4,067,344)
Death benefits	(101,552)	(537,850)	(776,927)	(254,441)	(1,376,159)
Increase (decrease) from contract transactions	(303,881)	(3,156,892)	(4,600,078)	(27,004)	(5,066,048)
Net assets at beginning of year	3,183,478	19,414,870	28,564,307	10,403,221	33,372,701
Net assets at end of year	$2,667,713	$15,533,397	$22,183,384	$8,100,740	$28,251,993

Accumulation unit activity
Units outstanding at beginning of year	1,290,770	9,935,084	10,911,831	3,629,115	34,520,265
Contract purchase payments	1,462	15,788	8,078	3,047	69,297
Net transfers(1)	2,308	(453,471)	(342,655)	553,606	354,317
Contract terminations:
Surrender benefits and contract charges	(90,937)	(871,257)	(1,146,415)	(425,343)	(4,252,634)
Death benefits	(51,308)	(282,856)	(295,879)	(92,813)	(1,376,558)
Units outstanding at end of year	1,152,295	8,343,288	9,134,960	3,667,612	29,314,687

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

226	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 1	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 1
Operations
Investment income (loss) — net	$213,958	$9,110	$178,851	$81,766	$(3,732)
Net realized gain (loss) on sales of investments	(13,906)	(1,103)	(174,807)	(76,281)	17,886
Distributions from capital gains	—	—	—	82,396	—
Net change in unrealized appreciation or depreciation of investments	(498,151)	(20,354)	(312,360)	(248,426)	(25,985)
Net increase (decrease) in net assets resulting from operations	(298,099)	(12,347)	(308,316)	(160,545)	(11,831)

Contract transactions
Contract purchase payments	9,994	—	19,104	12,691	—
Net transfers(1)	(113,336)	2,109	(60,115)	(48,765)	(2,077)
Adjustments to net assets allocated to contracts in payment period	—	—	—	(655)	—
Contract terminations:
Surrender benefits and contract charges	(722,982)	(2,236)	(671,942)	(1,114,934)	(24,565)
Death benefits	(162,615)	—	(205,466)	(273,977)	—
Increase (decrease) from contract transactions	(988,939)	(127)	(918,419)	(1,425,640)	(26,642)
Net assets at beginning of year	6,032,013	249,012	6,183,897	12,084,578	300,632
Net assets at end of year	$4,744,975	$236,538	$4,957,162	$10,498,393	$262,159

Accumulation unit activity
Units outstanding at beginning of year	2,738,977	239,930	3,051,681	7,687,294	144,364
Contract purchase payments	4,228	—	9,183	6,439	—
Net transfers(1)	(52,845)	2,038	(33,042)	(38,533)	(896)
Contract terminations:
Surrender benefits and contract charges	(329,505)	(2,175)	(336,948)	(730,191)	(10,764)
Death benefits	(76,216)	—	(103,831)	(174,779)	—
Units outstanding at end of year	2,284,639	239,793	2,587,043	6,750,230	132,704

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	227

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3	Col VP Overseas Core, Cl 3
Operations
Investment income (loss) — net	$(11,116)	$(111,175)	$(29,846)	$(1,358)	$5,343
Net realized gain (loss) on sales of investments	54,037	846,538	201,195	37,109	3,562
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(72,180)	(1,155,208)	(262,963)	(48,335)	(87,584)
Net increase (decrease) in net assets resulting from operations	(29,259)	(419,845)	(91,614)	(12,584)	(78,679)

Contract transactions
Contract purchase payments	96	72	3,018	44	1,657
Net transfers(1)	(8,275)	(443,367)	(51,646)	(517)	36,500
Adjustments to net assets allocated to contracts in payment period	—	(3,895)	(156)	—	(3,074)
Contract terminations:
Surrender benefits and contract charges	(60,871)	(800,554)	(195,723)	(49,797)	(13,385)
Death benefits	(1,587)	(92,255)	(61,049)	(23,326)	(4,260)
Increase (decrease) from contract transactions	(70,637)	(1,339,999)	(305,556)	(73,596)	17,438
Net assets at beginning of year	691,967	8,648,052	2,039,058	130,239	421,296
Net assets at end of year	$592,071	$6,888,208	$1,641,888	$44,059	$360,055

Accumulation unit activity
Units outstanding at beginning of year	412,591	3,788,177	778,171	76,787	213,043
Contract purchase payments	64	—	1,073	—	803
Net transfers(1)	(3,349)	(220,565)	(19,621)	(166)	29,335
Contract terminations:
Surrender benefits and contract charges	(30,632)	(366,927)	(71,253)	(31,235)	(6,537)
Death benefits	(666)	(40,627)	(24,161)	(15,942)	(2,115)
Units outstanding at end of year	378,008	3,160,058	664,209	29,444	234,529

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

228	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3	Col VP Sm Cap Val, Cl 2	Col VP Sm Co Gro, Cl 1	Col VP US Govt Mtge, Cl 1
Operations
Investment income (loss) — net	$(2,736)	$(13,006)	$(16,487)	$(234)	$3,440
Net realized gain (loss) on sales of investments	19,104	45,901	35,376	732	(526)
Distributions from capital gains	—	—	163,697	2,950	182
Net change in unrealized appreciation or depreciation of investments	(34,146)	(159,317)	(392,331)	(3,712)	(2,081)
Net increase (decrease) in net assets resulting from operations	(17,778)	(126,422)	(209,745)	(264)	1,015

Contract transactions
Contract purchase payments	22	—	5	—	—
Net transfers(1)	699	211	23,586	10	2,842
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(11,134)	(76,869)	(106,802)	(1,466)	(5,403)
Death benefits	(30,801)	(6,961)	(18,554)	—	(14,712)
Increase (decrease) from contract transactions	(41,214)	(83,619)	(101,765)	(1,456)	(17,273)
Net assets at beginning of year	170,905	991,452	1,226,407	18,314	214,091
Net assets at end of year	$111,913	$781,411	$914,897	$16,594	$197,833

Accumulation unit activity
Units outstanding at beginning of year	69,191	358,709	477,659	4,835	204,650
Contract purchase payments	—	—	—	—	—
Net transfers(1)	329	75	14,833	—	2,743
Contract terminations:
Surrender benefits and contract charges	(4,604)	(29,953)	(43,219)	(321)	(5,229)
Death benefits	(12,744)	(2,595)	(6,901)	—	(14,134)
Units outstanding at end of year	52,172	326,236	442,372	4,514	188,030

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	229

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	Col VP US Govt Mtge, Cl 3	CS Commodity Return	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP Loomis Sayles Gro, Cl 1	CTIVP MFS Blend Res Core Eq, Cl 3
Operations
Investment income (loss) — net	$103,641	$655	$(44,356)	$(26,191)	$(20,819)
Net realized gain (loss) on sales of investments	(28,126)	(6,527)	(200,860)	151,829	199,736
Distributions from capital gains	7,146	—	15,722	—	—
Net change in unrealized appreciation or depreciation of investments	(85,996)	(1,558)	171,330	(163,051)	(278,270)
Net increase (decrease) in net assets resulting from operations	(3,335)	(7,430)	(58,164)	(37,413)	(99,353)

Contract transactions
Contract purchase payments	27,114	75	148	—	20
Net transfers(1)	9,440	3,738	(102,498)	(93,005)	(65,955)
Adjustments to net assets allocated to contracts in payment period	—	—	(1,220)	—	—
Contract terminations:
Surrender benefits and contract charges	(1,113,986)	(8,121)	(365,479)	(292,485)	(207,223)
Death benefits	(439,018)	—	(53,194)	(27,067)	(23,662)
Increase (decrease) from contract transactions	(1,516,450)	(4,308)	(522,243)	(412,557)	(296,820)
Net assets at beginning of year	8,836,012	60,759	2,856,403	1,826,301	1,431,334
Net assets at end of year	$7,316,227	$49,021	$2,275,996	$1,376,331	$1,035,161

Accumulation unit activity
Units outstanding at beginning of year	7,217,200	124,696	2,120,267	1,325,073	933,069
Contract purchase payments	22,049	—	4	—	—
Net transfers(1)	54	8,000	(77,780)	(62,393)	(38,981)
Contract terminations:
Surrender benefits and contract charges	(894,460)	(17,221)	(279,804)	(204,296)	(132,025)
Death benefits	(368,679)	—	(39,892)	(18,619)	(14,875)
Units outstanding at end of year	5,976,164	115,475	1,722,795	1,039,765	747,188

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

230	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	CTIVP Vty Sycamore Estb Val, Cl 3	Drey IP MidCap Stock, Serv	Drey IP Tech Gro, Serv	Drey Sus US Eq, Init	Drey VIF Appr, Serv
Operations
Investment income (loss) — net	$(621)	$(1,127)	$(62,454)	$1,663	$(500)
Net realized gain (loss) on sales of investments	9,975	3,812	529,976	56	1,868
Distributions from capital gains	—	10,903	212,648	78,320	13,655
Net change in unrealized appreciation or depreciation of investments	(9,688)	(29,023)	(677,815)	(101,492)	(22,702)
Net increase (decrease) in net assets resulting from operations	(334)	(15,435)	2,355	(21,453)	(7,679)

Contract transactions
Contract purchase payments	56	100	2,613	—	175
Net transfers(1)	497	1,489	(321,692)	1,223	(5)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(527)	(18,330)	(465,084)	(24,342)	(18,786)
Death benefits	(31,015)	—	(72,107)	(10,946)	—
Increase (decrease) from contract transactions	(30,989)	(16,741)	(856,270)	(34,065)	(18,616)
Net assets at beginning of year	45,227	95,963	3,989,328	419,287	109,787
Net assets at end of year	$13,904	$63,787	$3,135,413	$363,769	$83,492

Accumulation unit activity
Units outstanding at beginning of year	16,214	35,447	1,385,630	302,450	47,072
Contract purchase payments	—	—	828	—	—
Net transfers(1)	194	625	(95,576)	879	—
Contract terminations:
Surrender benefits and contract charges	(203)	(8,428)	(146,487)	(17,812)	(8,029)
Death benefits	(11,380)	—	(22,636)	(7,486)	—
Units outstanding at end of year	4,825	27,644	1,121,759	278,031	39,043

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	231

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	Drey VIF Intl Eq, Serv	Drey VIF Intl Val, Serv	EV VT Floating-Rate Inc, Init Cl	Fid VIP Bal, Serv Cl	Fid VIP Bal, Serv Cl 2
Operations
Investment income (loss) — net	$92	$168	$23,138	$413	$(214)
Net realized gain (loss) on sales of investments	23,595	40	1,966	973	835
Distributions from capital gains	—	—	—	10,358	5,038
Net change in unrealized appreciation or depreciation of investments	(30,681)	(21,818)	(38,867)	(22,943)	(11,415)
Net increase (decrease) in net assets resulting from operations	(6,994)	(21,610)	(13,763)	(11,199)	(5,756)

Contract transactions
Contract purchase payments	200	—	2,050	—	—
Net transfers(1)	(34,576)	(9)	(45,022)	1,438	2,682
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(48,359)	(9)	(165,602)	(2,596)	(2,866)
Death benefits	—	—	(23,290)	—	—
Increase (decrease) from contract transactions	(82,735)	(18)	(231,864)	(1,158)	(184)
Net assets at beginning of year	114,639	119,524	1,205,927	205,097	97,952
Net assets at end of year	$24,910	$97,896	$960,300	$192,740	$92,012

Accumulation unit activity
Units outstanding at beginning of year	105,450	105,967	978,849	94,350	44,166
Contract purchase payments	—	—	—	—	—
Net transfers(1)	(32,893)	—	(36,662)	645	1,179
Contract terminations:
Surrender benefits and contract charges	(46,226)	(9)	(132,005)	(1,208)	(1,262)
Death benefits	—	—	(18,803)	—	—
Units outstanding at end of year	26,331	105,958	791,379	93,787	44,083

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

232	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	Fid VIP Contrafund, Serv Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Dyn Appr, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2
Operations
Investment income (loss) — net	$(20,154)	$(579,198)	$(6,475)	$(18,181)	$(918)
Net realized gain (loss) on sales of investments	80,279	2,116,870	22,289	129,205	2,870
Distributions from capital gains	264,752	4,693,580	63,950	92,591	3,431
Net change in unrealized appreciation or depreciation of investments	(529,679)	(9,563,177)	(109,790)	(326,942)	(13,413)
Net increase (decrease) in net assets resulting from operations	(204,802)	(3,331,925)	(30,026)	(123,327)	(8,030)

Contract transactions
Contract purchase payments	18,755	37,714	75	480	125
Net transfers(1)	(25,501)	(1,515,295)	(6,924)	(44,601)	20,237
Adjustments to net assets allocated to contracts in payment period	—	(6,975)	—	—	—
Contract terminations:
Surrender benefits and contract charges	(224,164)	(6,039,586)	(9,344)	(305,199)	(301)
Death benefits	(43,706)	(1,460,640)	(48,248)	(85,622)	—
Increase (decrease) from contract transactions	(274,616)	(8,984,782)	(64,441)	(434,942)	20,061
Net assets at beginning of year	3,069,585	54,072,728	622,836	1,685,565	58,691
Net assets at end of year	$2,590,167	$41,756,021	$528,369	$1,127,296	$70,722

Accumulation unit activity
Units outstanding at beginning of year	1,085,703	17,477,988	215,618	805,920	21,730
Contract purchase payments	6,508	11,801	—	223	—
Net transfers(1)	(8,263)	(444,223)	(2,068)	(21,258)	9,066
Contract terminations:
Surrender benefits and contract charges	(75,658)	(1,912,744)	(3,133)	(142,782)	(134)
Death benefits	(14,924)	(455,491)	(15,297)	(41,207)	—
Units outstanding at end of year	993,366	14,677,331	195,120	600,896	30,662

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	233

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	Fid VIP Gro, Serv Cl	Fid VIP Gro, Serv Cl 2	Fid VIP Hi Inc, Serv Cl	Fid VIP Hi Inc, Serv Cl 2	Fid VIP Invest Gr, Serv Cl 2
Operations
Investment income (loss) — net	$(399)	$(22,057)	$33,442	$12,436	$49,402
Net realized gain (loss) on sales of investments	15,758	203,232	(14,098)	(2,136)	(57,709)
Distributions from capital gains	8,015	252,247	—	—	77,681
Net change in unrealized appreciation or depreciation of investments	(19,347)	(404,820)	(59,710)	(25,564)	(390,300)
Net increase (decrease) in net assets resulting from operations	4,027	28,602	(40,366)	(15,264)	(320,926)

Contract transactions
Contract purchase payments	—	762	—	—	31,881
Net transfers(1)	250	(134,811)	1,826	(19,300)	(16,567)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(36,571)	(282,563)	(114,619)	(7,702)	(1,601,671)
Death benefits	(6,424)	(30,585)	(163,812)	(71)	(466,637)
Increase (decrease) from contract transactions	(42,745)	(447,197)	(276,605)	(27,073)	(2,052,994)
Net assets at beginning of year	55,163	1,710,033	1,049,473	327,244	12,617,349
Net assets at end of year	$16,445	$1,291,438	$732,502	$284,907	$10,243,429

Accumulation unit activity
Units outstanding at beginning of year	27,538	649,974	581,030	149,250	9,164,861
Contract purchase payments	—	267	—	—	22,716
Net transfers(1)	116	(43,853)	968	(9,022)	(15,970)
Contract terminations:
Surrender benefits and contract charges	(16,245)	(100,273)	(63,190)	(3,617)	(1,184,977)
Death benefits	(3,039)	(10,891)	(92,987)	(32)	(351,495)
Units outstanding at end of year	8,370	495,224	425,821	136,579	7,635,135

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

234	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl	Fid VIP Overseas, Serv Cl 2	Frank Global Real Est, Cl 2
Operations
Investment income (loss) — net	$(54,867)	$(175,895)	$(1,436)	$(17,151)	$28,247
Net realized gain (loss) on sales of investments	267,510	455,980	32,664	184,478	(12,553)
Distributions from capital gains	624,191	1,524,779	—	—	—
Net change in unrealized appreciation or depreciation of investments	(1,823,496)	(4,236,627)	(69,507)	(1,040,776)	(195,186)
Net increase (decrease) in net assets resulting from operations	(986,662)	(2,431,763)	(38,279)	(873,449)	(179,492)

Contract transactions
Contract purchase payments	13,340	5,793	230	5,218	1,396
Net transfers(1)	(140,665)	(154,088)	60,062	271,107	(46,718)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(624,339)	(1,862,866)	(162,695)	(613,852)	(112,852)
Death benefits	(435,081)	(300,787)	(4,294)	(102,668)	(29,785)
Increase (decrease) from contract transactions	(1,186,745)	(2,311,948)	(106,697)	(440,195)	(187,959)
Net assets at beginning of year	7,470,052	17,916,670	305,109	5,748,200	2,363,224
Net assets at end of year	$5,296,645	$13,172,959	$160,133	$4,434,556	$1,995,773

Accumulation unit activity
Units outstanding at beginning of year	1,432,605	4,565,595	193,133	2,915,048	920,473
Contract purchase payments	2,809	1,482	147	2,821	527
Net transfers(1)	(29,990)	(25,378)	45,964	149,141	(15,512)
Contract terminations:
Surrender benefits and contract charges	(127,746)	(477,338)	(130,314)	(326,114)	(47,974)
Death benefits	(89,659)	(75,815)	(4,129)	(53,172)	(11,183)
Units outstanding at end of year	1,188,019	3,988,546	104,801	2,687,724	846,331

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	235

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2	Frank Rising Divd, Cl 2	Frank Sm Cap Val, Cl 2	Frank Sm Mid Cap Gro, Cl 2
Operations
Investment income (loss) — net	$228,636	$245,058	$(2,522)	$(16,963)	$(78,051)
Net realized gain (loss) on sales of investments	80,566	581,851	5,634	68,526	(26,316)
Distributions from capital gains	—	924,760	32,310	636,846	612,968
Net change in unrealized appreciation or depreciation of investments	(662,667)	(4,229,670)	(69,332)	(1,203,071)	(855,626)
Net increase (decrease) in net assets resulting from operations	(353,465)	(2,478,001)	(33,910)	(514,662)	(347,025)

Contract transactions
Contract purchase payments	170	19,963	—	4,104	1,980
Net transfers(1)	(39,794)	(93,888)	(1,309)	(128,027)	(24,715)
Adjustments to net assets allocated to contracts in payment period	(3,612)	(5,807)	—	—	—
Contract terminations:
Surrender benefits and contract charges	(979,393)	(2,415,330)	(13,618)	(468,831)	(323,343)
Death benefits	(277,173)	(819,071)	—	(53,544)	(108,931)
Increase (decrease) from contract transactions	(1,299,802)	(3,314,133)	(14,927)	(646,298)	(455,009)
Net assets at beginning of year	7,328,622	27,202,005	526,206	4,408,334	5,970,660
Net assets at end of year	$5,675,355	$21,409,871	$477,369	$3,247,374	$5,168,626

Accumulation unit activity
Units outstanding at beginning of year	3,115,790	10,466,683	223,471	1,253,004	3,523,063
Contract purchase payments	—	7,500	—	1,300	1,570
Net transfers(1)	(14,033)	(33,196)	(524)	(40,473)	(12,164)
Contract terminations:
Surrender benefits and contract charges	(442,935)	(931,969)	(5,780)	(132,195)	(199,276)
Death benefits	(119,817)	(320,182)	—	(13,697)	(54,922)
Units outstanding at end of year	2,539,005	9,188,836	217,167	1,067,939	3,258,271

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

236	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	GS VIT Intl Eq Insights, Inst	GS VIT Mid Cap Val, Inst	GS VIT Strategic Gro, Inst	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I
Operations
Investment income (loss) — net	$123	$(48,468)	$(1,570)	$(4,555)	$(48,350)
Net realized gain (loss) on sales of investments	419	239,370	4,031	131,305	310,167
Distributions from capital gains	8,711	1,570,226	62,676	274,303	217,412
Net change in unrealized appreciation or depreciation of investments	(18,552)	(3,305,256)	(67,591)	(517,005)	(590,482)
Net increase (decrease) in net assets resulting from operations	(9,299)	(1,544,128)	(2,454)	(115,952)	(111,253)

Contract transactions
Contract purchase payments	—	11,069	141	25,703	938
Net transfers(1)	676	(272,805)	(1)	(7,398)	143,437
Adjustments to net assets allocated to contracts in payment period	—	(1,583)	—	—	(2,410)
Contract terminations:
Surrender benefits and contract charges	(6,919)	(1,403,033)	(1,078)	(302,760)	(601,395)
Death benefits	(11,808)	(249,950)	(8,354)	(93,130)	(170,915)
Increase (decrease) from contract transactions	(18,051)	(1,916,302)	(9,292)	(377,585)	(630,345)
Net assets at beginning of year	66,854	14,885,913	137,392	2,156,178	3,592,859
Net assets at end of year	$39,504	$11,425,483	$125,646	$1,662,641	$2,851,261

Accumulation unit activity
Units outstanding at beginning of year	60,404	4,310,293	71,737	1,071,994	1,901,346
Contract purchase payments	—	2,963	64	11,366	461
Net transfers(1)	648	(70,975)	—	(3,546)	66,997
Contract terminations:
Surrender benefits and contract charges	(6,650)	(429,418)	(526)	(148,155)	(296,792)
Death benefits	(11,748)	(73,045)	(4,278)	(44,791)	(87,818)
Units outstanding at end of year	42,654	3,739,818	66,997	886,868	1,584,194

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	237

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	Invesco VI Am Fran, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Core Eq, Ser II	Invesco VI Gro & Inc, Ser II
Operations
Investment income (loss) — net	$(12,041)	$(91,805)	$(36,316)	$(8,661)	$2,721
Net realized gain (loss) on sales of investments	72,452	2,377,183	230,084	508	20,403
Distributions from capital gains	46,153	3,472,403	447,741	38,241	66,942
Net change in unrealized appreciation or depreciation of investments	(124,422)	(10,328,588)	(1,351,662)	(92,688)	(193,369)
Net increase (decrease) in net assets resulting from operations	(17,858)	(4,570,807)	(710,153)	(62,600)	(103,303)

Contract transactions
Contract purchase payments	275	35,957	34,750	—	—
Net transfers(1)	(118,719)	(790,627)	(48,154)	260	(1,016)
Adjustments to net assets allocated to contracts in payment period	—	(6,762)	—	—	—
Contract terminations:
Surrender benefits and contract charges	(64,676)	(4,572,930)	(475,537)	(11,907)	(126,572)
Death benefits	—	(843,913)	(450,823)	—	(18,307)
Increase (decrease) from contract transactions	(183,120)	(6,178,275)	(939,764)	(11,647)	(145,895)
Net assets at beginning of year	778,533	39,955,664	7,542,530	584,346	833,606
Net assets at end of year	$577,555	$29,206,582	$5,892,613	$510,099	$584,408

Accumulation unit activity
Units outstanding at beginning of year	424,896	15,129,654	3,719,006	329,082	277,140
Contract purchase payments	—	13,043	14,282	—	—
Net transfers(1)	(60,010)	(262,534)	(20,174)	144	(297)
Contract terminations:
Surrender benefits and contract charges	(32,057)	(1,735,137)	(229,957)	(6,660)	(41,949)
Death benefits	—	(320,956)	(238,000)	—	(6,263)
Units outstanding at end of year	332,829	12,824,070	3,245,157	322,566	228,631

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

238	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	Invesco VI Hlth, Ser II	Invesco VI Intl Gro, Ser I	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Core Eq, Ser II	Invesco VI Mid Cap Gro, Ser I
Operations
Investment income (loss) — net	$(1,673)	$4,277	$1,112	$(15,907)	$(2,759)
Net realized gain (loss) on sales of investments	(2,245)	20,357	46,019	13,821	8,910
Distributions from capital gains	11,843	4,631	6,417	150,346	20,903
Net change in unrealized appreciation or depreciation of investments	(8,741)	(142,084)	(212,373)	(281,814)	(36,553)
Net increase (decrease) in net assets resulting from operations	(816)	(112,819)	(158,825)	(133,554)	(9,499)

Contract transactions
Contract purchase payments	245	1,654	6	2,356	104
Net transfers(1)	(481)	(10,162)	39,594	19,895	(2,675)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(68,765)	(24,554)	(86,340)	(133,730)	(31,176)
Death benefits	(43,210)	(11,961)	(18,467)	(20,266)	(7,944)
Increase (decrease) from contract transactions	(112,211)	(45,023)	(65,207)	(131,745)	(41,691)
Net assets at beginning of year	185,244	723,860	1,038,099	1,150,076	195,658
Net assets at end of year	$72,217	$566,018	$814,067	$884,777	$144,468

Accumulation unit activity
Units outstanding at beginning of year	98,443	284,560	859,917	560,272	116,770
Contract purchase payments	—	680	—	1,190	17
Net transfers(1)	(208)	(4,558)	40,244	10,455	(1,444)
Contract terminations:
Surrender benefits and contract charges	(37,102)	(10,224)	(75,611)	(66,177)	(18,266)
Death benefits	(23,565)	(5,049)	(15,936)	(10,477)	(4,496)
Units outstanding at end of year	37,568	265,409	808,614	495,263	92,581

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	239

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	Invesco VI Mid Cap Gro, Ser II	Invesco VI Val Opp, Ser II	Janus Henderson VIT Bal, Inst	Janus Henderson VIT Enter, Serv	Janus Henderson VIT Gbl Res, Inst
Operations
Investment income (loss) — net	$(8,056)	$(112,021)	$14,603	$(11,074)	$(2,070)
Net realized gain (loss) on sales of investments	23,459	28,754	34,970	86,564	25,019
Distributions from capital gains	60,381	788,320	53,492	43,430	—
Net change in unrealized appreciation or depreciation of investments	(104,452)	(2,268,634)	(112,581)	(116,115)	(78,467)
Net increase (decrease) in net assets resulting from operations	(28,668)	(1,563,581)	(9,516)	2,805	(55,518)

Contract transactions
Contract purchase payments	90	9,426	2,652	197	1,949
Net transfers(1)	(3,435)	185,164	(40,151)	24,306	(19,351)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(88,744)	(874,791)	(43,413)	(201,622)	(20,012)
Death benefits	—	(126,393)	(28,214)	—	(24,330)
Increase (decrease) from contract transactions	(92,089)	(806,594)	(109,126)	(177,119)	(61,744)
Net assets at beginning of year	587,832	8,511,025	1,936,721	843,334	760,073
Net assets at end of year	$467,075	$6,140,850	$1,818,079	$669,020	$642,811

Accumulation unit activity
Units outstanding at beginning of year	353,771	4,768,195	480,110	580,452	333,337
Contract purchase payments	—	4,946	649	122	847
Net transfers(1)	(1,952)	120,196	(9,435)	18,385	(8,175)
Contract terminations:
Surrender benefits and contract charges	(49,151)	(496,280)	(10,539)	(128,327)	(8,639)
Death benefits	—	(74,045)	(6,786)	—	(10,381)
Units outstanding at end of year	302,668	4,323,012	453,999	470,632	306,989

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

240	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	Janus Henderson VIT Gbl Tech, Serv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Serv	JPM Ins Trust U.S. Eq, Cl 1	Lazard Retire Intl Eq, Serv
Operations
Investment income (loss) — net	$(2,920)	$1,294	$(26,881)	$(2,113)	$26
Net realized gain (loss) on sales of investments	16,413	(15,512)	152,382	57,885	(83)
Distributions from capital gains	8,952	—	109,338	36,300	2,722
Net change in unrealized appreciation or depreciation of investments	(19,571)	(167,584)	(296,173)	(110,666)	(11,134)
Net increase (decrease) in net assets resulting from operations	2,874	(181,802)	(61,334)	(18,594)	(8,469)

Contract transactions
Contract purchase payments	72	117	26,997	318	20
Net transfers(1)	(35)	(36,865)	(182,163)	7,818	(1)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(30,160)	(32,885)	(242,052)	(48,415)	(3,714)
Death benefits	—	—	(47,170)	(73,826)	—
Increase (decrease) from contract transactions	(30,123)	(69,633)	(444,388)	(114,105)	(3,695)
Net assets at beginning of year	194,030	1,167,293	2,368,541	388,011	58,502
Net assets at end of year	$166,781	$915,858	$1,862,819	$255,312	$46,338

Accumulation unit activity
Units outstanding at beginning of year	148,790	1,000,858	1,514,098	118,126	41,544
Contract purchase payments	50	93	19,033	50	15
Net transfers(1)	(20)	(32,675)	(109,991)	2,420	—
Contract terminations:
Surrender benefits and contract charges	(20,152)	(28,453)	(137,635)	(14,094)	(2,839)
Death benefits	—	—	(29,671)	(22,567)	—
Units outstanding at end of year	128,668	939,823	1,255,834	83,935	38,720

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	241

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	Lazard Retire US Eq Select, Serv	LVIP Baron Gro Opp, Serv Cl	MFS Inv Trust, Init Cl	MFS Inv Trust, Serv Cl	MFS Mass Inv Gro Stock, Serv Cl
Operations
Investment income (loss) — net	$(1,350)	$(4,887)	$(11,700)	$(4,137)	$(15,838)
Net realized gain (loss) on sales of investments	17,676	44,546	69,361	3,490	17,999
Distributions from capital gains	9,983	12,319	61,603	21,938	99,021
Net change in unrealized appreciation or depreciation of investments	(24,033)	(57,469)	(204,659)	(54,125)	(100,977)
Net increase (decrease) in net assets resulting from operations	2,276	(5,491)	(85,395)	(32,834)	205

Contract transactions
Contract purchase payments	—	233	24,566	600	—
Net transfers(1)	(475)	(724)	(2,755)	175	(4,001)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(78,410)	(91,780)	(149,500)	(4,849)	(148,920)
Death benefits	—	—	(61,021)	—	(16,864)
Increase (decrease) from contract transactions	(78,885)	(92,271)	(188,710)	(4,074)	(169,785)
Net assets at beginning of year	145,714	335,955	1,505,278	480,784	1,632,544
Net assets at end of year	$69,105	$238,193	$1,231,173	$443,876	$1,462,964

Accumulation unit activity
Units outstanding at beginning of year	70,996	88,341	715,648	230,242	1,266,964
Contract purchase payments	—	50	11,828	296	—
Net transfers(1)	(228)	(148)	(1,235)	84	(2,872)
Contract terminations:
Surrender benefits and contract charges	(35,353)	(20,976)	(68,898)	(2,231)	(107,901)
Death benefits	—	—	(28,368)	—	(12,758)
Units outstanding at end of year	35,415	67,267	628,975	228,391	1,143,433

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

242	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	MFS New Dis, Init Cl	MFS New Dis, Serv Cl	MFS Research, Init Cl	MFS Total Return, Init Cl	MFS Total Return, Serv Cl
Operations
Investment income (loss) — net	$(8,397)	$(23,239)	$(9,979)	$685	$90,904
Net realized gain (loss) on sales of investments	32,892	131,560	93,830	579	324,008
Distributions from capital gains	72,088	228,453	125,325	2,948	688,687
Net change in unrealized appreciation or depreciation of investments	(99,375)	(339,028)	(252,275)	(8,661)	(2,184,256)
Net increase (decrease) in net assets resulting from operations	(2,792)	(2,254)	(43,099)	(4,449)	(1,080,657)

Contract transactions
Contract purchase payments	1,262	75	1,567	—	48,715
Net transfers(1)	(22,878)	(43,203)	(73,841)	444	(54,592)
Adjustments to net assets allocated to contracts in payment period	—	(1,060)	—	—	(5,492)
Contract terminations:
Surrender benefits and contract charges	(65,448)	(231,861)	(170,675)	(2,577)	(1,517,424)
Death benefits	(28,384)	(220,726)	(54,088)	—	(346,565)
Increase (decrease) from contract transactions	(115,448)	(496,775)	(297,037)	(2,133)	(1,875,358)
Net assets at beginning of year	568,697	1,824,300	1,250,460	67,854	16,605,993
Net assets at end of year	$450,457	$1,325,271	$910,324	$61,272	$13,649,978

Accumulation unit activity
Units outstanding at beginning of year	226,203	751,853	640,934	27,083	7,542,070
Contract purchase payments	373	—	706	—	21,538
Net transfers(1)	(9,607)	(16,018)	(37,660)	184	(27,656)
Contract terminations:
Surrender benefits and contract charges	(20,876)	(89,970)	(77,055)	(1,053)	(700,735)
Death benefits	(12,890)	(89,158)	(28,613)	—	(159,440)
Units outstanding at end of year	183,203	556,707	498,312	26,214	6,675,777

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	243

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	MFS Utilities, Init Cl	MFS Utilities, Serv Cl	MS VIF Global Real Est, Cl II	MS VIF Mid Cap Gro, Cl II	MS VIF US Real Est, Cl I
Operations
Investment income (loss) — net	$(10,727)	$(6,686)	$5,594	$(2,149)	$6,123
Net realized gain (loss) on sales of investments	94,528	21,220	5,404	17,911	12,932
Distributions from capital gains	13,586	4,748	—	28,201	—
Net change in unrealized appreciation or depreciation of investments	(110,046)	(24,785)	(41,878)	(24,421)	(61,663)
Net increase (decrease) in net assets resulting from operations	(12,659)	(5,503)	(30,880)	19,542	(42,608)

Contract transactions
Contract purchase payments	2,906	—	103	175	100
Net transfers(1)	214,373	2,968	11,633	(4)	4,839
Adjustments to net assets allocated to contracts in payment period	(2,077)	(2,878)	—	—	—
Contract terminations:
Surrender benefits and contract charges	(380,893)	(158,194)	(121,082)	(19,846)	(41,286)
Death benefits	(97,813)	(8,923)	(3,390)	(66,114)	(2,506)
Increase (decrease) from contract transactions	(263,504)	(167,027)	(112,736)	(85,789)	(38,853)
Net assets at beginning of year	3,593,571	1,328,743	354,784	169,581	497,494
Net assets at end of year	$3,317,408	$1,156,213	$211,168	$103,334	$416,033

Accumulation unit activity
Units outstanding at beginning of year	1,255,213	341,392	331,315	94,411	135,665
Contract purchase payments	831	—	—	—	—
Net transfers(1)	81,889	771	11,175	—	1,534
Contract terminations:
Surrender benefits and contract charges	(119,252)	(43,626)	(117,639)	(10,400)	(11,463)
Death benefits	(36,558)	(2,131)	(3,219)	(32,706)	(690)
Units outstanding at end of year	1,182,123	296,406	221,632	51,305	125,046

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

244	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	MS VIF US Real Est, Cl II	Oppen Cap Appr VA	Oppen Cap Appr VA, Serv	Oppen Global VA	Oppen Global VA, Serv
Operations
Investment income (loss) — net	$7,699	$(8,540)	$(212,007)	$(6)	$(17,021)
Net realized gain (loss) on sales of investments	59,430	7,435	715,104	24	213,935
Distributions from capital gains	—	59,660	1,027,115	103	200,986
Net change in unrealized appreciation or depreciation of investments	(160,934)	(109,906)	(2,250,906)	(326)	(762,408)
Net increase (decrease) in net assets resulting from operations	(93,805)	(51,351)	(720,694)	(205)	(364,508)

Contract transactions
Contract purchase payments	2,950	2,008	36,704	—	2,264
Net transfers(1)	(26,441)	(137)	(665,097)	—	(122,739)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(108,904)	(28,614)	(1,689,719)	(81)	(405,502)
Death benefits	(33,403)	(5,959)	(336,643)	—	(120,848)
Increase (decrease) from contract transactions	(165,798)	(32,702)	(2,654,755)	(81)	(646,825)
Net assets at beginning of year	1,118,062	771,831	14,179,695	1,476	3,201,099
Net assets at end of year	$858,459	$687,778	$10,804,246	$1,190	$2,189,766

Accumulation unit activity
Units outstanding at beginning of year	433,769	264,815	6,459,519	378	1,078,831
Contract purchase payments	1,105	685	16,048	—	613
Net transfers(1)	(8,759)	(30)	(273,514)	—	(40,118)
Contract terminations:
Surrender benefits and contract charges	(41,782)	(9,604)	(746,684)	(22)	(138,840)
Death benefits	(13,020)	(1,996)	(146,030)	—	(42,247)
Units outstanding at end of year	371,313	253,870	5,309,339	356	858,239

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	245

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	Oppen Global Strategic Inc VA	Oppen Global Strategic Inc VA, Srv	Oppen Main St VA	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl
Operations
Investment income (loss) — net	$4,037	$637,511	$(104)	$(36,422)	$15,384
Net realized gain (loss) on sales of investments	(1,454)	(193,635)	385	102,876	(5,217)
Distributions from capital gains	—	—	3,583	369,645	—
Net change in unrealized appreciation or depreciation of investments	(9,186)	(1,772,884)	(7,599)	(709,975)	(93,215)
Net increase (decrease) in net assets resulting from operations	(6,603)	(1,329,008)	(3,735)	(273,876)	(83,048)

Contract transactions
Contract purchase payments	3,205	77,997	—	2,812	3
Net transfers(1)	439	179,846	(841)	(17,172)	(14,885)
Adjustments to net assets allocated to contracts in payment period	—	(2,691)	—	(1,921)	—
Contract terminations:
Surrender benefits and contract charges	(5,808)	(2,333,373)	(74)	(329,987)	(140,581)
Death benefits	(5,454)	(649,817)	—	(79,678)	(19,039)
Increase (decrease) from contract transactions	(7,618)	(2,728,038)	(915)	(425,946)	(174,502)
Net assets at beginning of year	118,254	23,254,947	41,982	2,968,060	1,306,664
Net assets at end of year	$104,033	$19,197,901	$37,332	$2,268,238	$1,049,114

Accumulation unit activity
Units outstanding at beginning of year	53,597	13,407,596	19,752	862,137	949,239
Contract purchase payments	1,484	48,501	—	753	—
Net transfers(1)	204	101,600	(379)	(4,240)	(10,412)
Contract terminations:
Surrender benefits and contract charges	(2,715)	(1,393,033)	(35)	(96,279)	(104,791)
Death benefits	(2,549)	(402,495)	—	(22,409)	(14,350)
Units outstanding at end of year	50,021	11,762,169	19,338	739,962	819,686

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

246	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	Put VT Div Inc, Cl IA	Put VT Div Inc, Cl IB	Put VT Eq Inc, Cl IA	Put VT Eq Inc, Cl IB	Put VT Global Eq, Cl IA
Operations
Investment income (loss) — net	$20,015	$8,056	$(11,542)	$(14,963)	$(3,324)
Net realized gain (loss) on sales of investments	(22,675)	(3,438)	10,679	34,061	7,228
Distributions from capital gains	—	—	101,881	115,475	—
Net change in unrealized appreciation or depreciation of investments	(9,243)	(11,395)	(314,708)	(360,386)	(55,737)
Net increase (decrease) in net assets resulting from operations	(11,903)	(6,777)	(213,690)	(225,813)	(51,833)

Contract transactions
Contract purchase payments	3,978	3,885	2,577	62,683	—
Net transfers(1)	(4,969)	7	(3,427)	30,586	(3,400)
Adjustments to net assets allocated to contracts in payment period	(781)	—	(379)	(4,061)	—
Contract terminations:
Surrender benefits and contract charges	(42,750)	(3,144)	(84,735)	(275,941)	(15,651)
Death benefits	(33,156)	(5,791)	(20,460)	(68,619)	(6,623)
Increase (decrease) from contract transactions	(77,678)	(5,043)	(106,424)	(255,352)	(25,674)
Net assets at beginning of year	687,638	293,453	2,330,992	2,618,075	411,374
Net assets at end of year	$598,057	$281,633	$2,010,878	$2,136,910	$333,867

Accumulation unit activity
Units outstanding at beginning of year	261,849	147,073	2,070,601	2,320,012	194,981
Contract purchase payments	1,496	1,918	2,330	55,499	—
Net transfers(1)	(1,892)	3	(3,091)	25,939	(1,728)
Contract terminations:
Surrender benefits and contract charges	(16,121)	(1,568)	(76,348)	(242,820)	(7,239)
Death benefits	(12,531)	(2,855)	(18,331)	(59,740)	(3,200)
Units outstanding at end of year	232,801	144,571	1,975,161	2,098,890	182,814

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	247

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	Put VT Global Hlth Care, Cl IB	Put VT Gro Opp, Cl IA	Put VT Gro Opp, Cl IB	Put VT Hi Yield, Cl IA	Put VT Hi Yield, Cl IB
Operations
Investment income (loss) — net	$(3,435)	$(4,444)	$(10,524)	$20,850	$6,427
Net realized gain (loss) on sales of investments	1,544	4,103	24,276	(6,408)	(5,451)
Distributions from capital gains	155,890	18,794	44,436	—	—
Net change in unrealized appreciation or depreciation of investments	(164,341)	(14,158)	(44,377)	(36,727)	(7,460)
Net increase (decrease) in net assets resulting from operations	(10,342)	4,295	13,811	(22,285)	(6,484)

Contract transactions
Contract purchase payments	75	—	562	1,808	1,393
Net transfers(1)	(21,481)	(1,421)	(23,615)	142	38
Adjustments to net assets allocated to contracts in payment period	—	(89)	—	(3,216)	—
Contract terminations:
Surrender benefits and contract charges	(93,264)	(6,439)	(33,136)	(11,987)	(2,849)
Death benefits	(34,665)	(3,448)	(24,438)	(9,453)	(30,414)
Increase (decrease) from contract transactions	(149,335)	(11,397)	(80,627)	(22,706)	(31,832)
Net assets at beginning of year	959,705	307,909	718,025	470,789	149,415
Net assets at end of year	$800,028	$300,807	$651,209	$425,798	$111,099

Accumulation unit activity
Units outstanding at beginning of year	349,798	236,120	552,919	141,109	61,791
Contract purchase payments	—	—	380	551	578
Net transfers(1)	(8,345)	(1,010)	(16,026)	42	15
Contract terminations:
Surrender benefits and contract charges	(32,774)	(4,597)	(24,006)	(3,640)	(1,192)
Death benefits	(11,186)	(2,453)	(16,527)	(2,879)	(12,612)
Units outstanding at end of year	297,493	228,060	496,740	135,183	48,580

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

248	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	Put VT Inc, Cl IB	Put VT Intl Eq, Cl IB	Put VT Intl Gro, Cl IB	Put VT Intl Val, Cl IB	Put VT Research, Cl IB
Operations
Investment income (loss) — net	$767	$4,356	$(3,920)	$1	$(868)
Net realized gain (loss) on sales of investments	(902)	47,335	14,748	1	5,889
Distributions from capital gains	—	—	25,607	—	—
Net change in unrealized appreciation or depreciation of investments	(340)	(989,570)	(92,100)	(41)	(8,342)
Net increase (decrease) in net assets resulting from operations	(475)	(937,879)	(55,665)	(39)	(3,321)

Contract transactions
Contract purchase payments	—	19,166	213	—	—
Net transfers(1)	999	18,286	(21,486)	—	(1,709)
Adjustments to net assets allocated to contracts in payment period	—	(1,336)	—	—	—
Contract terminations:
Surrender benefits and contract charges	(9,286)	(476,360)	(7,332)	—	(7,698)
Death benefits	—	(222,204)	(22,627)	—	—
Increase (decrease) from contract transactions	(8,287)	(662,448)	(51,232)	—	(9,407)
Net assets at beginning of year	42,789	5,204,091	331,722	212	70,152
Net assets at end of year	$34,027	$3,603,764	$224,825	$173	$57,424

Accumulation unit activity
Units outstanding at beginning of year	23,128	3,724,258	261,258	—	27,145
Contract purchase payments	—	20,378	146	—	—
Net transfers(1)	501	16,585	(17,809)	—	(625)
Contract terminations:
Surrender benefits and contract charges	(5,226)	(355,008)	(5,854)	—	(2,933)
Death benefits	—	(189,857)	(17,899)	—	—
Units outstanding at end of year	18,403	3,216,356	219,842	—	23,587

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	249

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	Put VT Sm Cap Val, Cl IB	Put VT Sus Leaders, Cl IA	Put VT Sus Leaders, Cl IB	Royce Micro-Cap, Invest Cl	Royce Sm-Cap, Invest Cl
Operations
Investment income (loss) — net	$(7,597)	$(26,830)	$(35,935)	$(8,744)	$(4,684)
Net realized gain (loss) on sales of investments	(23,887)	36,233	152,026	6,054	3,689
Distributions from capital gains	195,980	231,319	340,637	24,250	6,245
Net change in unrealized appreciation or depreciation of investments	(288,955)	(285,433)	(501,377)	(71,445)	(50,605)
Net increase (decrease) in net assets resulting from operations	(124,459)	(44,711)	(44,649)	(49,885)	(45,355)

Contract transactions
Contract purchase payments	196	2,546	27,636	—	94
Net transfers(1)	(7,890)	3,333	(22,802)	3,585	—
Adjustments to net assets allocated to contracts in payment period	—	(327)	(2,180)	—	—
Contract terminations:
Surrender benefits and contract charges	(36,174)	(62,396)	(247,857)	(84,746)	(90,420)
Death benefits	(34,081)	(13,923)	(73,142)	(9,317)	(20,832)
Increase (decrease) from contract transactions	(77,949)	(70,767)	(318,345)	(90,478)	(111,158)
Net assets at beginning of year	668,594	1,841,271	2,714,802	592,650	592,324
Net assets at end of year	$466,186	$1,725,793	$2,351,808	$452,287	$435,811

Accumulation unit activity
Units outstanding at beginning of year	310,447	395,195	1,102,957	164,290	123,638
Contract purchase payments	87	528	11,212	—	19
Net transfers(1)	(3,198)	687	(8,251)	1,145	—
Contract terminations:
Surrender benefits and contract charges	(16,145)	(12,910)	(94,077)	(22,056)	(18,213)
Death benefits	(15,348)	(2,896)	(27,706)	(3,042)	(4,417)
Units outstanding at end of year	275,843	380,604	984,135	140,337	101,027

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

250	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	Temp Dev Mkts, Cl 2	Temp Foreign, Cl 2	Temp Global Bond, Cl 2	Temp Gro, Cl 2	Third Ave Val
Operations
Investment income (loss) — net	$(1,150)	$57,141	$(193,800)	$4,215	$931
Net realized gain (loss) on sales of investments	(6,413)	49,721	2,032	35,002	4,194
Distributions from capital gains	—	—	—	85,781	—
Net change in unrealized appreciation or depreciation of investments	(57,867)	(832,256)	227,013	(292,566)	(76,067)
Net increase (decrease) in net assets resulting from operations	(65,430)	(725,394)	35,245	(167,568)	(70,942)

Contract transactions
Contract purchase payments	650	12,930	14,251	155	169
Net transfers(1)	(147,644)	47,958	(324,866)	(3,718)	(21,060)
Adjustments to net assets allocated to contracts in payment period	—	—	(1,548)	—	—
Contract terminations:
Surrender benefits and contract charges	(12,186)	(526,115)	(1,343,061)	(225,071)	(24,886)
Death benefits	—	(161,133)	(321,178)	—	(5,640)
Increase (decrease) from contract transactions	(159,180)	(626,360)	(1,976,402)	(228,634)	(51,417)
Net assets at beginning of year	480,039	4,851,298	12,170,985	1,230,693	376,263
Net assets at end of year	$255,429	$3,499,544	$10,229,828	$834,491	$253,904

Accumulation unit activity
Units outstanding at beginning of year	168,891	2,714,827	6,314,801	750,863	122,284
Contract purchase payments	224	8,450	7,075	—	58
Net transfers(1)	(56,391)	31,758	(165,577)	(2,776)	(6,753)
Contract terminations:
Surrender benefits and contract charges	(4,235)	(307,335)	(696,231)	(148,674)	(8,369)
Death benefits	—	(97,428)	(166,216)	—	(1,795)
Units outstanding at end of year	108,489	2,350,272	5,293,852	599,413	105,425

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	251

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	VP Aggr, Cl 2	VP Aggr, Cl 4	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk, Cl 2
Operations
Investment income (loss) — net	$(327,440)	$(1,734,049)	$(286,735)	$(1,281,066)	$(519)
Net realized gain (loss) on sales of investments	1,955,022	15,116,115	657,479	3,856,185	(5)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(4,032,099)	(23,770,547)	(1,221,924)	(6,205,322)	(4,756)
Net increase (decrease) in net assets resulting from operations	(2,404,517)	(10,388,481)	(851,180)	(3,630,203)	(5,280)

Contract transactions
Contract purchase payments	7,699	181,413	42,864	60,415	—
Net transfers(1)	(1,114,604)	(6,901,928)	1,413,577	2,425,843	84,253
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(1,940,307)	(19,806,609)	(3,770,341)	(14,830,770)	—
Death benefits	(281,902)	(1,579,964)	(379,838)	(2,783,818)	—
Increase (decrease) from contract transactions	(3,329,114)	(28,107,088)	(2,693,738)	(15,128,330)	84,253
Net assets at beginning of year	28,619,472	132,082,143	21,583,103	93,919,469	414
Net assets at end of year	$22,885,841	$93,586,574	$18,038,185	$75,160,936	$79,387

Accumulation unit activity
Units outstanding at beginning of year	15,922,663	74,575,042	17,360,704	76,170,563	—
Contract purchase payments	4,287	108,022	35,336	49,824	—
Net transfers(1)	(599,281)	(3,922,205)	1,192,293	2,012,524	81,617
Contract terminations:
Surrender benefits and contract charges	(1,086,148)	(11,173,097)	(3,091,481)	(12,214,559)	—
Death benefits	(159,198)	(900,763)	(313,788)	(2,317,360)	—
Units outstanding at end of year	14,082,323	58,686,999	15,183,064	63,700,992	81,617

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

252	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	VP Man Risk US, Cl 2	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2
Operations
Investment income (loss) — net	$(138)	$(241,773)	$(811,610)	$(1,963,051)	$(4,415,049)
Net realized gain (loss) on sales of investments	(2)	258,987	1,164,780	2,976,431	6,493,624
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(1,955)	(664,831)	(3,311,904)	(12,835,810)	(22,117,031)
Net increase (decrease) in net assets resulting from operations	(2,095)	(647,617)	(2,958,734)	(11,822,430)	(20,038,456)

Contract transactions
Contract purchase payments	—	—	11,041	23,249	81,433
Net transfers(1)	31,721	2,435,556	3,850,712	4,090,852	3,489,687
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	—	(3,215,056)	(6,123,352)	(14,568,372)	(32,147,531)
Death benefits	—	(206,527)	(2,079,554)	(443,770)	(5,351,000)
Increase (decrease) from contract transactions	31,721	(986,027)	(4,341,153)	(10,898,041)	(33,927,411)
Net assets at beginning of year	418	16,327,748	54,968,563	139,872,696	304,623,512
Net assets at end of year	$30,044	$14,694,104	$47,668,676	$117,152,225	$250,657,645

Accumulation unit activity
Units outstanding at beginning of year	—	15,144,150	49,129,173	117,061,701	263,030,487
Contract purchase payments	—	—	9,825	19,606	72,217
Net transfers(1)	29,837	2,315,213	3,535,781	3,366,283	3,018,556
Contract terminations:
Surrender benefits and contract charges	—	(3,040,880)	(5,555,205)	(12,308,708)	(28,038,014)
Death benefits	—	(199,274)	(1,887,836)	(367,823)	(4,644,341)
Units outstanding at end of year	29,837	14,219,209	45,231,738	107,771,059	233,438,905

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	253

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2
Operations
Investment income (loss) — net	$(4,033,502)	$(15,891,610)	$(1,403,329)	$(5,066,199)	$(578,152)
Net realized gain (loss) on sales of investments	19,013,785	68,002,701	11,269,537	36,438,586	2,694,769
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(34,887,823)	(122,972,108)	(17,692,700)	(57,476,846)	(4,327,114)
Net increase (decrease) in net assets resulting from operations	(19,907,540)	(70,861,017)	(7,826,492)	(26,104,459)	(2,210,497)

Contract transactions
Contract purchase payments	792,186	919,042	9,407	269,195	56,954
Net transfers(1)	5,598,070	12,470,715	(6,378,741)	(16,963,110)	326,625
Adjustments to net assets allocated to contracts in payment period	(4,869)	(45,953)	—	—	—
Contract terminations:
Surrender benefits and contract charges	(46,907,910)	(139,273,197)	(17,800,845)	(52,842,259)	(7,322,713)
Death benefits	(5,611,908)	(22,971,149)	(894,316)	(6,731,755)	(227,863)
Increase (decrease) from contract transactions	(46,134,431)	(148,900,542)	(25,064,495)	(76,267,929)	(7,166,997)
Net assets at beginning of year	333,954,630	1,140,556,034	118,717,587	378,116,967	47,615,111
Net assets at end of year	$267,912,659	$920,794,475	$85,826,600	$275,744,579	$38,237,617

Accumulation unit activity
Units outstanding at beginning of year	219,054,686	758,436,925	71,803,185	230,966,426	34,638,384
Contract purchase payments	527,600	623,722	5,844	164,596	43,031
Net transfers(1)	3,620,510	8,216,475	(3,889,224)	(10,407,423)	327,335
Contract terminations:
Surrender benefits and contract charges	(30,940,682)	(93,864,898)	(10,809,792)	(32,707,080)	(5,389,210)
Death benefits	(3,766,933)	(15,529,526)	(552,483)	(4,068,444)	(169,636)
Units outstanding at end of year	188,495,181	657,882,698	56,557,530	183,948,075	29,449,904

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

254	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	VP Mod Conserv, Cl 4	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2
Operations
Investment income (loss) — net	$(1,953,627)	$(232,050)	$(6,928)	$(33,585)	$(13,767)
Net realized gain (loss) on sales of investments	8,452,630	1,307,503	3,417	121,970	66,484
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(13,357,336)	(2,996,503)	(16,670)	(358,751)	(106,369)
Net increase (decrease) in net assets resulting from operations	(6,858,333)	(1,921,050)	(20,181)	(270,366)	(53,652)

Contract transactions
Contract purchase payments	442,318	15,653	—	—	—
Net transfers(1)	(3,704,001)	50,309	122,882	1,894,788	63,797
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(18,375,479)	(1,736,790)	(34,520)	(96,939)	(216,856)
Death benefits	(2,791,874)	(330,851)	—	—	—
Increase (decrease) from contract transactions	(24,429,036)	(2,001,679)	88,362	1,797,849	(153,059)
Net assets at beginning of year	141,926,654	15,219,986	513,134	2,838,547	1,408,228
Net assets at end of year	$110,639,285	$11,297,257	$581,315	$4,366,030	$1,201,517

Accumulation unit activity
Units outstanding at beginning of year	104,203,715	5,831,181	463,176	2,344,280	1,214,102
Contract purchase payments	339,442	6,001	—	—	—
Net transfers(1)	(2,735,983)	44,608	112,853	1,529,598	55,397
Contract terminations:
Surrender benefits and contract charges	(13,729,078)	(670,397)	(31,264)	(79,696)	(186,799)
Death benefits	(2,102,707)	(131,265)	—	—	—
Units outstanding at end of year	85,975,389	5,080,128	544,765	3,794,182	1,082,700

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	255

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	Wanger Intl	Wanger USA	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 1	WF VT Intl Eq, Cl 2
Operations
Investment income (loss) — net	$26,015	$(143,688)	$(27,139)	$14,394	$540,241
Net realized gain (loss) on sales of investments	43,308	(201,977)	377,485	(8,521)	(141,239)
Distributions from capital gains	896,452	2,131,600	400,728	31,890	1,282,907
Net change in unrealized appreciation or depreciation of investments	(2,537,580)	(1,775,120)	(1,009,428)	(61,998)	(2,726,768)
Net increase (decrease) in net assets resulting from operations	(1,571,805)	10,815	(258,354)	(24,235)	(1,044,859)

Contract transactions
Contract purchase payments	11,795	9,238	12,082	—	1,742
Net transfers(1)	507,599	(884,541)	325,740	—	241,099
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	(1,308)
Contract terminations:
Surrender benefits and contract charges	(972,067)	(1,090,035)	(477,030)	(10,832)	(581,129)
Death benefits	(200,521)	(196,990)	(726,184)	(26,546)	(156,524)
Increase (decrease) from contract transactions	(653,194)	(2,162,328)	(865,392)	(37,378)	(496,120)
Net assets at beginning of year	9,089,833	9,615,059	6,705,254	169,907	6,078,877
Net assets at end of year	$6,864,834	$7,463,546	$5,581,508	$108,294	$4,537,898

Accumulation unit activity
Units outstanding at beginning of year	3,109,896	3,440,898	3,251,887	83,973	2,926,746
Contract purchase payments	3,817	3,033	5,936	—	832
Net transfers(1)	196,481	(266,237)	148,854	—	129,859
Contract terminations:
Surrender benefits and contract charges	(339,120)	(355,401)	(231,277)	(5,405)	(293,453)
Death benefits	(74,187)	(63,542)	(361,151)	(13,304)	(79,511)
Units outstanding at end of year	2,896,887	2,758,751	2,814,249	65,264	2,684,473

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

256	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	WF VT Omega Gro, Cl 1	WF VT Omega Gro, Cl 2	WF VT Opp, Cl 1	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2
Operations
Investment income (loss) — net	$(11,157)	$(315,074)	$(4,516)	$(60,349)	$(66,464)
Net realized gain (loss) on sales of investments	151,606	1,203,261	33,893	217,426	353,834
Distributions from capital gains	78,681	2,185,843	46,160	494,675	421,406
Net change in unrealized appreciation or depreciation of investments	(195,743)	(2,925,887)	(112,249)	(1,030,022)	(563,174)
Net increase (decrease) in net assets resulting from operations	23,387	148,143	(36,712)	(378,270)	145,602

Contract transactions
Contract purchase payments	—	31,206	—	2,850	2,450
Net transfers(1)	(48,116)	(1,307,620)	(1,054)	(24,586)	(260,885)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(35,946)	(1,941,938)	(16,667)	(578,739)	(527,061)
Death benefits	(358,576)	(819,026)	(84,713)	(135,957)	(290,548)
Increase (decrease) from contract transactions	(442,638)	(4,037,378)	(102,434)	(736,432)	(1,076,044)
Net assets at beginning of year	1,060,275	21,447,655	575,134	5,450,616	4,478,311
Net assets at end of year	$641,024	$17,558,420	$435,988	$4,335,914	$3,547,869

Accumulation unit activity
Units outstanding at beginning of year	474,072	6,011,207	267,749	2,582,131	3,146,418
Contract purchase payments	—	9,408	—	1,325	1,848
Net transfers(1)	(20,424)	(341,545)	(464)	(11,312)	(136,088)
Contract terminations:
Surrender benefits and contract charges	(15,652)	(501,460)	(7,588)	(265,594)	(338,588)
Death benefits	(150,751)	(205,663)	(38,750)	(64,011)	(199,730)
Units outstanding at end of year	287,245	4,971,947	220,947	2,242,539	2,473,860

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	257

Statements of Changes in Net Assets

Year ended December 31, 2017	AB VPS Bal Wealth Strategy, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Inter Bond, Cl B	AB VPS Intl Val, Cl B
Operations
Investment income (loss) — net	$1,806	$(12,047)	$(4,939)	$16,653	$22,601
Net realized gain (loss) on sales of investments	(4,283)	68,491	381,182	(31,911)	(39,457)
Distributions from capital gains	2,641	—	521,487	8,700	—
Net change in unrealized appreciation or depreciation of investments	39,571	247,573	56,985	23,819	3,387,889
Net increase (decrease) in net assets resulting from operations	39,735	304,017	954,715	17,261	3,371,033

Contract transactions
Contract purchase payments	—	1,236	1,260	1,211	11,119
Net transfers(1)	56,293	(67,577)	(21,364)	(411,785)	(1,206,821)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	(2,308)
Contract terminations:
Surrender benefits and contract charges	(69,099)	(118,678)	(938,564)	(19,090)	(2,402,092)
Death benefits	(21,043)	(15,396)	(169,780)	—	(422,250)
Increase (decrease) from contract transactions	(33,849)	(200,415)	(1,128,448)	(429,664)	(4,022,352)
Net assets at beginning of year	323,413	987,387	6,366,968	898,126	16,207,915
Net assets at end of year	$329,299	$1,090,989	$6,193,235	$485,723	$15,556,596

Accumulation unit activity
Units outstanding at beginning of year	218,188	1,361,983	3,171,723	518,975	14,221,420
Contract purchase payments	—	1,536	609	697	8,886
Net transfers(1)	36,500	(105,162)	(7,801)	(230,796)	(942,627)
Contract terminations:
Surrender benefits and contract charges	(45,281)	(174,429)	(444,631)	(11,063)	(1,863,927)
Death benefits	(13,762)	(20,489)	(82,821)	—	(337,772)
Units outstanding at end of year	195,645	1,063,439	2,637,079	277,813	11,085,980

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

258	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	AB VPS Lg Cap Gro, Cl B	AC VP Inc & Gro, Cl I	AC VP Inflation Prot, Cl II	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II
Operations
Investment income (loss) — net	$(40,779)	$2,771	$222,703	$(643)	$(558)
Net realized gain (loss) on sales of investments	226,239	11,745	(180,098)	28	26,262
Distributions from capital gains	174,211	7,008	—	—	5,315
Net change in unrealized appreciation or depreciation of investments	416,459	29,053	430,533	24,347	(10,475)
Net increase (decrease) in net assets resulting from operations	776,130	50,577	473,138	23,732	20,544

Contract transactions
Contract purchase payments	3,279	24	27,163	—	200
Net transfers(1)	21,761	10,930	2,334,533	(11)	(98,940)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(421,274)	(42,641)	(3,528,285)	(1,278)	(78,967)
Death benefits	(134,016)	(1,596)	(689,416)	—	—
Increase (decrease) from contract transactions	(530,250)	(33,283)	(1,856,005)	(1,289)	(177,707)
Net assets at beginning of year	2,900,439	291,288	25,418,435	82,582	335,554
Net assets at end of year	$3,146,319	$308,582	$24,035,568	$105,025	$178,391

Accumulation unit activity
Units outstanding at beginning of year	2,352,714	125,924	19,892,084	68,506	174,997
Contract purchase payments	2,255	10	21,173	—	—
Net transfers(1)	2,424	4,110	1,815,562	—	(51,394)
Contract terminations:
Surrender benefits and contract charges	(317,524)	(17,107)	(2,743,965)	(850)	(40,475)
Death benefits	(102,051)	(657)	(541,310)	—	—
Units outstanding at end of year	1,937,818	112,280	18,443,544	67,656	83,128

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	259

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	AC VP Ultra, Cl II	AC VP Val, Cl I	AC VP Val, Cl II	CB Var Sm Cap Gro, Cl I	Col VP Asset Alloc, Cl 1
Operations
Investment income (loss) — net	$(148,563)	$782	$(251)	$(2,505)	$254
Net realized gain (loss) on sales of investments	1,163,305	26,856	20,271	5,303	836
Distributions from capital gains	538,993	—	—	3,531	58
Net change in unrealized appreciation or depreciation of investments	1,187,959	(4,827)	(7,941)	27,143	6,912
Net increase (decrease) in net assets resulting from operations	2,741,694	22,811	12,079	33,472	8,060

Contract transactions
Contract purchase payments	5,585	24	271	—	300
Net transfers(1)	(1,077,280)	(46)	(12,742)	(3,534)	784
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(1,529,062)	(67,264)	(36,310)	(14,538)	(3,983)
Death benefits	(313,919)	(2,802)	—	—	—
Increase (decrease) from contract transactions	(2,914,676)	(70,088)	(48,781)	(18,072)	(2,899)
Net assets at beginning of year	10,371,906	364,628	218,770	155,981	57,376
Net assets at end of year	$10,198,924	$317,351	$182,068	$171,381	$62,537

Accumulation unit activity
Units outstanding at beginning of year	5,777,484	104,435	105,521	85,908	25,116
Contract purchase payments	2,714	7	90	—	122
Net transfers(1)	(511,813)	(12)	(6,185)	(1,732)	329
Contract terminations:
Surrender benefits and contract charges	(739,487)	(18,877)	(18,209)	(7,222)	(1,593)
Death benefits	(158,094)	(787)	—	—	—
Units outstanding at end of year	4,370,804	84,766	81,217	76,954	23,974

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

260	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	Col VP Bal, Cl 3	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 3	Col VP Govt Money Mkt, Cl 3
Operations
Investment income (loss) — net	$(42,996)	$(300,577)	$(468,978)	$(168,187)	$(436,416)
Net realized gain (loss) on sales of investments	132,872	2,601,675	2,440,313	834,998	281
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	281,887	1,646,108	1,392,964	3,281,379	(281)
Net increase (decrease) in net assets resulting from operations	371,763	3,947,206	3,364,299	3,948,190	(436,416)

Contract transactions
Contract purchase payments	1,850	69,766	28,399	11,396	42,023
Net transfers(1)	185,302	(863,622)	23,193	(1,789,038)	3,675,081
Adjustments to net assets allocated to contracts in payment period	(865)	(541)	(2,687)	—	(3,040)
Contract terminations:
Surrender benefits and contract charges	(264,184)	(2,884,357)	(4,075,518)	(1,554,703)	(6,338,550)
Death benefits	(54,241)	(1,033,576)	(641,865)	(342,718)	(1,010,354)
Increase (decrease) from contract transactions	(132,138)	(4,712,330)	(4,668,478)	(3,675,063)	(3,634,840)
Net assets at beginning of year	2,943,853	20,179,994	29,868,486	10,130,094	37,443,957
Net assets at end of year	$3,183,478	$19,414,870	$28,564,307	$10,403,221	$33,372,701

Accumulation unit activity
Units outstanding at beginning of year	1,355,597	12,753,384	12,845,940	5,097,514	38,161,372
Contract purchase payments	876	50,294	11,854	4,917	41,236
Net transfers(1)	54,885	(522,143)	18,420	(694,530)	3,984,084
Contract terminations:
Surrender benefits and contract charges	(98,592)	(1,611,983)	(1,680,937)	(635,008)	(6,606,035)
Death benefits	(21,996)	(734,468)	(283,446)	(143,778)	(1,060,392)
Units outstanding at end of year	1,290,770	9,935,084	10,911,831	3,629,115	34,520,265

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	261

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 1	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 1
Operations
Investment income (loss) — net	$233,875	$12,786	$278,475	$149,989	$(3,442)
Net realized gain (loss) on sales of investments	46,479	(3,387)	(140,094)	(26,174)	36,747
Distributions from capital gains	—	—	—	109,573	—
Net change in unrealized appreciation or depreciation of investments	19,553	3,593	156,362	51,134	33,230
Net increase (decrease) in net assets resulting from operations	299,907	12,992	294,743	284,522	66,535

Contract transactions
Contract purchase payments	7,117	—	7,666	39,808	—
Net transfers(1)	(8,405)	1,719	113,321	370,572	(78)
Adjustments to net assets allocated to contracts in payment period	—	—	—	(777)	—
Contract terminations:
Surrender benefits and contract charges	(913,171)	(15,520)	(947,251)	(2,136,764)	(76,652)
Death benefits	(212,615)	—	(197,020)	(169,427)	—
Increase (decrease) from contract transactions	(1,127,074)	(13,801)	(1,023,284)	(1,896,588)	(76,730)
Net assets at beginning of year	6,859,180	249,821	6,912,438	13,696,644	310,827
Net assets at end of year	$6,032,013	$249,012	$6,183,897	$12,084,578	$300,632

Accumulation unit activity
Units outstanding at beginning of year	3,260,433	253,340	3,569,857	8,926,464	188,982
Contract purchase payments	3,277	—	3,801	24,256	—
Net transfers(1)	(2,126)	1,663	52,676	254,162	(194)
Contract terminations:
Surrender benefits and contract charges	(423,426)	(15,073)	(477,664)	(1,411,004)	(44,424)
Death benefits	(99,181)	—	(96,989)	(106,584)	—
Units outstanding at end of year	2,738,977	239,930	3,051,681	7,687,294	144,364

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

262	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3	Col VP Overseas Core, Cl 3
Operations
Investment income (loss) — net	$(12,311)	$(115,455)	$(32,200)	$(1,940)	$2,342
Net realized gain (loss) on sales of investments	152,670	761,013	249,877	4,064	5,676
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	44,976	870,144	186,930	11,669	84,188
Net increase (decrease) in net assets resulting from operations	185,335	1,515,702	404,607	13,793	92,206

Contract transactions
Contract purchase payments	211	1,279	2,410	44	201
Net transfers(1)	(124,444)	171,873	(62,642)	307	315
Adjustments to net assets allocated to contracts in payment period	—	10,474	(363)	—	(330)
Contract terminations:
Surrender benefits and contract charges	(242,639)	(634,606)	(336,009)	(6,784)	(64,711)
Death benefits	(9,820)	(471,382)	(62,526)	—	(10,003)
Increase (decrease) from contract transactions	(376,692)	(922,362)	(459,130)	(6,433)	(74,528)
Net assets at beginning of year	883,324	8,054,712	2,093,581	122,879	403,618
Net assets at end of year	$691,967	$8,648,052	$2,039,058	$130,239	$421,296

Accumulation unit activity
Units outstanding at beginning of year	677,892	4,311,026	968,096	81,028	253,110
Contract purchase payments	182	618	1,101	—	66
Net transfers(1)	(47,679)	82,861	(28,104)	193	178
Contract terminations:
Surrender benefits and contract charges	(212,943)	(342,743)	(137,038)	(4,434)	(35,426)
Death benefits	(4,861)	(263,585)	(25,884)	—	(4,885)
Units outstanding at end of year	412,591	3,788,177	778,171	76,787	213,043

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	263

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3	Col VP Sm Cap Val, Cl 2	Col VP Sm Co Gro, Cl 1	Col VP US Govt Mtge, Cl 1
Operations
Investment income (loss) — net	$(2,662)	$(13,872)	$(17,536)	$(265)	$4,230
Net realized gain (loss) on sales of investments	5,611	107,253	88,292	24,976	15
Distributions from capital gains	—	—	87,068	903	170
Net change in unrealized appreciation or depreciation of investments	23,429	9,601	(8,976)	(19,702)	811
Net increase (decrease) in net assets resulting from operations	26,378	102,982	148,848	5,912	5,226

Contract transactions
Contract purchase payments	1,331	23,441	806	—	—
Net transfers(1)	26,338	(132,993)	(49,251)	29	3,011
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(11,392)	(85,996)	(306,925)	(61,139)	(60,809)
Death benefits	—	(16,242)	(13,668)	—	(16,364)
Increase (decrease) from contract transactions	16,277	(211,790)	(369,038)	(61,110)	(74,162)
Net assets at beginning of year	128,250	1,100,260	1,446,597	73,512	283,027
Net assets at end of year	$170,905	$991,452	$1,226,407	$18,314	$214,091

Accumulation unit activity
Units outstanding at beginning of year	61,381	441,186	630,423	24,908	276,018
Contract purchase payments	620	10,896	391	—	—
Net transfers(1)	12,311	(53,110)	(18,560)	—	2,880
Contract terminations:
Surrender benefits and contract charges	(5,121)	(34,326)	(128,891)	(20,073)	(58,612)
Death benefits	—	(5,937)	(5,704)	—	(15,636)
Units outstanding at end of year	69,191	358,709	477,659	4,835	204,650

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

264	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	Col VP US Govt Mtge, Cl 3	CS Commodity Return	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP Loomis Sayles Gro, Cl 1	CTIVP MFS Blend Res Core Eq, Cl 3
Operations
Investment income (loss) — net	$124,550	$4,725	$17,811	$(31,504)	$(25,403)
Net realized gain (loss) on sales of investments	6,882	(12,887)	(227,767)	146,130	242,874
Distributions from capital gains	6,414	—	26,028	—	—
Net change in unrealized appreciation or depreciation of investments	30,695	7,574	207,660	416,955	42,547
Net increase (decrease) in net assets resulting from operations	168,541	(588)	23,732	531,581	260,018

Contract transactions
Contract purchase payments	10,643	155	247	6,773	908
Net transfers(1)	(538,913)	(1,639)	113,271	(238,551)	(109,089)
Adjustments to net assets allocated to contracts in payment period	—	—	(1,268)	—	—
Contract terminations:
Surrender benefits and contract charges	(906,483)	(7,407)	(517,281)	(411,743)	(323,061)
Death benefits	(193,452)	(5,014)	(52,624)	(18,618)	(18,228)
Increase (decrease) from contract transactions	(1,628,205)	(13,905)	(457,655)	(662,139)	(449,470)
Net assets at beginning of year	10,295,676	75,252	3,290,326	1,956,859	1,620,786
Net assets at end of year	$8,836,012	$60,759	$2,856,403	$1,826,301	$1,431,334

Accumulation unit activity
Units outstanding at beginning of year	8,548,596	155,816	2,464,497	1,859,594	1,251,427
Contract purchase payments	9,447	—	216	5,539	586
Net transfers(1)	(434,090)	(3,608)	86,205	(189,557)	(76,839)
Contract terminations:
Surrender benefits and contract charges	(745,735)	(15,683)	(390,689)	(335,124)	(229,047)
Death benefits	(161,018)	(11,829)	(39,962)	(15,379)	(13,058)
Units outstanding at end of year	7,217,200	124,696	2,120,267	1,325,073	933,069

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	265

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	CTIVP Vty Sycamore Estb Val, Cl 3	Drey IP MidCap Stock, Serv	Drey IP Tech Gro, Serv	Drey Sus US Eq, Init	Drey VIF Appr, Serv
Operations
Investment income (loss) — net	$(971)	$(595)	$(69,603)	$(1,032)	$(456)
Net realized gain (loss) on sales of investments	5,668	7,410	659,008	2,944	3,073
Distributions from capital gains	—	1,802	228,110	26,696	16,904
Net change in unrealized appreciation or depreciation of investments	2,094	3,583	598,183	23,246	6,021
Net increase (decrease) in net assets resulting from operations	6,791	12,200	1,415,698	51,854	25,542

Contract transactions
Contract purchase payments	1,347	100	1,366	—	75
Net transfers(1)	(15,335)	827	(711,087)	9	(28,279)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(10,038)	(28,021)	(617,891)	(9,194)	(7,797)
Death benefits	—	—	(116,247)	(6,094)	—
Increase (decrease) from contract transactions	(24,026)	(27,094)	(1,443,859)	(15,279)	(36,001)
Net assets at beginning of year	62,462	110,857	4,017,489	382,712	120,246
Net assets at end of year	$45,227	$95,963	$3,989,328	$419,287	$109,787

Accumulation unit activity
Units outstanding at beginning of year	26,147	46,509	1,955,692	314,296	65,589
Contract purchase payments	554	—	439	—	—
Net transfers(1)	(6,391)	408	(277,518)	6	(14,694)
Contract terminations:
Surrender benefits and contract charges	(4,096)	(11,470)	(244,158)	(7,126)	(3,823)
Death benefits	—	—	(48,825)	(4,726)	—
Units outstanding at end of year	16,214	35,447	1,385,630	302,450	47,072

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

266	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	Drey VIF Intl Eq, Serv	Drey VIF Intl Val, Serv	EV VT Floating-Rate Inc, Init Cl	Fid VIP Bal, Serv Cl	Fid VIP Bal, Serv Cl 2
Operations
Investment income (loss) — net	$(848)	$26	$21,207	$265	$(168)
Net realized gain (loss) on sales of investments	2,567	(276)	4,357	9,234	908
Distributions from capital gains	—	—	—	4,914	2,411
Net change in unrealized appreciation or depreciation of investments	22,681	25,974	(1,665)	13,059	9,241
Net increase (decrease) in net assets resulting from operations	24,400	25,724	23,899	27,472	12,392

Contract transactions
Contract purchase payments	—	75	312	—	—
Net transfers(1)	(6)	1,458	(134,089)	1,436	2,662
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(10,735)	(433)	(251,050)	(56,385)	(3,454)
Death benefits	—	(7,675)	(9,085)	—	—
Increase (decrease) from contract transactions	(10,741)	(6,575)	(393,912)	(54,949)	(792)
Net assets at beginning of year	100,980	100,375	1,575,940	232,574	86,352
Net assets at end of year	$114,639	$119,524	$1,205,927	$205,097	$97,952

Accumulation unit activity
Units outstanding at beginning of year	116,530	111,372	1,304,979	122,839	44,560
Contract purchase payments	—	—	253	—	—
Net transfers(1)	—	1,087	(113,051)	712	1,270
Contract terminations:
Surrender benefits and contract charges	(11,080)	(281)	(205,889)	(29,201)	(1,664)
Death benefits	—	(6,211)	(7,443)	—	—
Units outstanding at end of year	105,450	105,967	978,849	94,350	44,166

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	267

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	Fid VIP Contrafund, Serv Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Dyn Appr, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2
Operations
Investment income (loss) — net	$(11,298)	$(450,198)	$(4,216)	$(4,106)	$(296)
Net realized gain (loss) on sales of investments	111,643	2,536,580	20,032	47,164	5,691
Distributions from capital gains	159,693	3,031,767	42,641	36,518	1,749
Net change in unrealized appreciation or depreciation of investments	290,957	4,782,876	63,495	145,328	1,699
Net increase (decrease) in net assets resulting from operations	550,995	9,901,025	121,952	224,904	8,843

Contract transactions
Contract purchase payments	1,575	44,515	—	2,101	6,900
Net transfers(1)	(85,150)	(1,647,468)	(104,599)	153,266	(20,216)
Adjustments to net assets allocated to contracts in payment period	—	(6,566)	—	—	—
Contract terminations:
Surrender benefits and contract charges	(238,401)	(7,719,120)	(37,622)	(108,981)	(6,872)
Death benefits	(86,084)	(1,174,015)	—	(24,413)	(4,622)
Increase (decrease) from contract transactions	(408,060)	(10,502,654)	(142,221)	21,973	(24,810)
Net assets at beginning of year	2,926,650	54,674,357	643,105	1,438,688	74,658
Net assets at end of year	$3,069,585	$54,072,728	$622,836	$1,685,565	$58,691

Accumulation unit activity
Units outstanding at beginning of year	1,242,679	21,191,666	270,922	792,647	36,967
Contract purchase payments	600	16,185	—	1,102	—
Net transfers(1)	(34,480)	(608,209)	(40,937)	80,377	(9,788)
Contract terminations:
Surrender benefits and contract charges	(90,091)	(2,684,711)	(14,367)	(55,621)	(3,179)
Death benefits	(33,005)	(436,943)	—	(12,585)	(2,270)
Units outstanding at end of year	1,085,703	17,477,988	215,618	805,920	21,730

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

268	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	Fid VIP Gro, Serv Cl	Fid VIP Gro, Serv Cl 2	Fid VIP Hi Inc, Serv Cl	Fid VIP Hi Inc, Serv Cl 2	Fid VIP Invest Gr, Serv Cl 2
Operations
Investment income (loss) — net	$(519)	$(20,699)	$41,314	$12,485	$60,970
Net realized gain (loss) on sales of investments	238	125,824	(5,018)	(902)	25,018
Distributions from capital gains	3,472	118,963	—	—	63,140
Net change in unrealized appreciation or depreciation of investments	10,615	233,613	23,858	5,631	149,297
Net increase (decrease) in net assets resulting from operations	13,806	457,701	60,154	17,214	298,425

Contract transactions
Contract purchase payments	—	19,048	—	—	14,507
Net transfers(1)	250	13,935	6,719	(40)	955,654
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(27)	(210,448)	(135,320)	(14,269)	(1,981,731)
Death benefits	—	(24,231)	(31,596)	—	(469,429)
Increase (decrease) from contract transactions	223	(201,696)	(160,197)	(14,309)	(1,480,999)
Net assets at beginning of year	41,134	1,454,028	1,149,516	324,339	13,799,923
Net assets at end of year	$55,163	$1,710,033	$1,049,473	$327,244	$12,617,349

Accumulation unit activity
Units outstanding at beginning of year	27,403	740,750	673,202	155,789	10,252,960
Contract purchase payments	—	8,694	—	—	10,519
Net transfers(1)	150	96	3,682	(18)	697,442
Contract terminations:
Surrender benefits and contract charges	(15)	(89,087)	(77,508)	(6,521)	(1,455,205)
Death benefits	—	(10,479)	(18,346)	—	(340,855)
Units outstanding at end of year	27,538	649,974	581,030	149,250	9,164,861

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	269

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl	Fid VIP Overseas, Serv Cl 2	Frank Global Real Est, Cl 2
Operations
Investment income (loss) — net	$(48,298)	$(169,923)	$(1,089)	$(32,235)	$40,227
Net realized gain (loss) on sales of investments	205,223	429,150	12,387	307,742	(21,101)
Distributions from capital gains	312,358	827,144	267	5,035	—
Net change in unrealized appreciation or depreciation of investments	751,933	1,924,075	64,429	1,182,212	182,334
Net increase (decrease) in net assets resulting from operations	1,221,216	3,010,446	75,994	1,462,754	201,460

Contract transactions
Contract purchase payments	1,196	36,014	438	5,350	2,089
Net transfers(1)	207,047	(329,769)	(11,491)	(520,691)	8,435
Adjustments to net assets allocated to contracts in payment period	—	—	(157)	—	—
Contract terminations:
Surrender benefits and contract charges	(622,919)	(1,858,385)	(37,705)	(826,256)	(175,040)
Death benefits	(146,315)	(195,659)	—	(143,996)	(22,713)
Increase (decrease) from contract transactions	(560,991)	(2,347,799)	(48,915)	(1,485,593)	(187,229)
Net assets at beginning of year	6,809,827	17,254,023	278,030	5,771,039	2,348,993
Net assets at end of year	$7,470,052	$17,916,670	$305,109	$5,748,200	$2,363,224

Accumulation unit activity
Units outstanding at beginning of year	1,570,480	5,240,126	232,943	3,739,141	1,003,558
Contract purchase payments	237	10,049	336	3,013	792
Net transfers(1)	27,824	(91,528)	(9,288)	(287,219)	4,066
Contract terminations:
Surrender benefits and contract charges	(135,165)	(533,389)	(30,858)	(449,890)	(77,629)
Death benefits	(30,771)	(59,663)	—	(89,997)	(10,314)
Units outstanding at end of year	1,432,605	4,565,595	193,133	2,915,048	920,473

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

270	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2	Frank Rising Divd, Cl 2	Frank Sm Cap Val, Cl 2	Frank Sm Mid Cap Gro, Cl 2
Operations
Investment income (loss) — net	$194,591	$234,417	$(1,242)	$(34,154)	$(76,376)
Net realized gain (loss) on sales of investments	68,061	960,686	11,746	57,110	(64,193)
Distributions from capital gains	—	1,135,114	17,633	292,143	568,636
Net change in unrealized appreciation or depreciation of investments	311,838	(406,261)	56,310	58,825	620,603
Net increase (decrease) in net assets resulting from operations	574,490	1,923,956	84,447	373,924	1,048,670

Contract transactions
Contract purchase payments	7,650	49,523	125	7,766	2,065
Net transfers(1)	33,050	(233,851)	(576)	20,950	(94,714)
Adjustments to net assets allocated to contracts in payment period	(3,064)	(5,949)	—	—	—
Contract terminations:
Surrender benefits and contract charges	(501,186)	(3,385,414)	(41,816)	(234,201)	(414,083)
Death benefits	(392,519)	(918,402)	—	(29,741)	(98,765)
Increase (decrease) from contract transactions	(856,069)	(4,494,093)	(42,267)	(235,226)	(605,497)
Net assets at beginning of year	7,610,201	29,772,142	484,026	4,269,636	5,527,487
Net assets at end of year	$7,328,622	$27,202,005	$526,206	$4,408,334	$5,970,660

Accumulation unit activity
Units outstanding at beginning of year	3,492,686	12,233,971	242,416	1,332,498	3,940,096
Contract purchase payments	3,199	19,342	—	2,672	1,770
Net transfers(1)	14,552	(94,478)	(239)	4,522	(70,434)
Contract terminations:
Surrender benefits and contract charges	(217,059)	(1,323,266)	(18,706)	(76,836)	(284,921)
Death benefits	(177,588)	(368,886)	—	(9,852)	(63,448)
Units outstanding at end of year	3,115,790	10,466,683	223,471	1,253,004	3,523,063

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	271

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	GS VIT Intl Eq Insights, Inst	GS VIT Mid Cap Val, Inst	GS VIT Strategic Gro, Inst	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I
Operations
Investment income (loss) — net	$193	$(134,619)	$(1,715)	$(1,591)	$(43,254)
Net realized gain (loss) on sales of investments	181	328,441	25,558	303,520	277,252
Distributions from capital gains	—	804,450	5,733	218,698	264,509
Net change in unrealized appreciation or depreciation of investments	13,418	337,584	9,333	(81,361)	251,306
Net increase (decrease) in net assets resulting from operations	13,792	1,335,856	38,909	439,266	749,813

Contract transactions
Contract purchase payments	—	6,968	134	810	2,756
Net transfers(1)	(1,554)	388,318	12,904	(261,342)	329,194
Adjustments to net assets allocated to contracts in payment period	—	(1,570)	—	—	(2,162)
Contract terminations:
Surrender benefits and contract charges	(2,949)	(2,049,116)	(52,614)	(96,121)	(237,110)
Death benefits	—	(370,659)	(4,068)	(606,234)	(536,642)
Increase (decrease) from contract transactions	(4,503)	(2,026,059)	(43,644)	(962,887)	(443,964)
Net assets at beginning of year	57,565	15,576,116	142,127	2,679,799	3,287,010
Net assets at end of year	$66,854	$14,885,913	$137,392	$2,156,178	$3,592,859

Accumulation unit activity
Units outstanding at beginning of year	64,992	4,940,825	96,880	1,652,899	2,188,140
Contract purchase payments	—	2,193	73	443	1,579
Net transfers(1)	(1,538)	139,086	7,033	(157,559)	182,846
Contract terminations:
Surrender benefits and contract charges	(3,050)	(655,301)	(30,061)	(52,420)	(134,402)
Death benefits	—	(116,510)	(2,188)	(371,369)	(336,817)
Units outstanding at end of year	60,404	4,310,293	71,737	1,071,994	1,901,346

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

272	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	Invesco VI Am Fran, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Core Eq, Ser II	Invesco VI Gro & Inc, Ser II
Operations
Investment income (loss) — net	$(11,811)	$108,941	$(27,752)	$(4,176)	$(1,917)
Net realized gain (loss) on sales of investments	21,084	3,130,960	321,964	4,743	50,860
Distributions from capital gains	59,978	1,691,783	391,790	30,352	33,342
Net change in unrealized appreciation or depreciation of investments	92,747	896,599	155,668	33,031	17,658
Net increase (decrease) in net assets resulting from operations	161,998	5,828,283	841,670	63,950	99,943

Contract transactions
Contract purchase payments	—	29,123	29,833	—	272
Net transfers(1)	(17,165)	(1,146,520)	99,141	267	(64,052)
Adjustments to net assets allocated to contracts in payment period	—	(6,343)	—	—	—
Contract terminations:
Surrender benefits and contract charges	(30,955)	(5,965,082)	(1,002,194)	(62,397)	(202,046)
Death benefits	(4,361)	(1,006,753)	(157,492)	(1,603)	(34,247)
Increase (decrease) from contract transactions	(52,481)	(8,095,575)	(1,030,712)	(63,733)	(300,073)
Net assets at beginning of year	669,016	42,222,956	7,731,572	584,129	1,033,736
Net assets at end of year	$778,533	$39,955,664	$7,542,530	$584,346	$833,606

Accumulation unit activity
Units outstanding at beginning of year	456,513	18,517,865	4,264,160	366,026	382,442
Contract purchase payments	—	11,863	16,935	—	98
Net transfers(1)	(10,245)	(446,125)	34,154	159	(21,109)
Contract terminations:
Surrender benefits and contract charges	(18,450)	(2,498,942)	(511,958)	(36,107)	(72,046)
Death benefits	(2,922)	(455,007)	(84,285)	(996)	(12,245)
Units outstanding at end of year	424,896	15,129,654	3,719,006	329,082	277,140

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	273

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	Invesco VI Hlth, Ser II	Invesco VI Intl Gro, Ser I	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Core Eq, Ser II	Invesco VI Mid Cap Gro, Ser I
Operations
Investment income (loss) — net	$(3,173)	$212	$(5,190)	$(15,618)	$(2,758)
Net realized gain (loss) on sales of investments	(7,153)	54,717	93,163	19,275	6,032
Distributions from capital gains	12,159	—	—	23,692	11,989
Net change in unrealized appreciation or depreciation of investments	24,303	83,141	126,815	114,290	20,602
Net increase (decrease) in net assets resulting from operations	26,136	138,070	214,788	141,639	35,865

Contract transactions
Contract purchase payments	100	126	492	985	34
Net transfers(1)	34,074	11,999	(109,377)	5,677	(1,399)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(27,096)	(111,406)	(226,520)	(174,728)	(14,979)
Death benefits	(44,471)	(17,824)	(14,411)	(46,859)	(10,258)
Increase (decrease) from contract transactions	(37,393)	(117,105)	(349,816)	(214,925)	(26,602)
Net assets at beginning of year	196,501	702,895	1,173,127	1,223,362	186,395
Net assets at end of year	$185,244	$723,860	$1,038,099	$1,150,076	$195,658

Accumulation unit activity
Units outstanding at beginning of year	118,921	335,179	1,174,365	673,116	134,334
Contract purchase payments	—	54	430	503	22
Net transfers(1)	18,082	4,876	(98,498)	2,686	(885)
Contract terminations:
Surrender benefits and contract charges	(14,995)	(48,377)	(203,408)	(91,374)	(10,313)
Death benefits	(23,565)	(7,172)	(12,972)	(24,659)	(6,388)
Units outstanding at end of year	98,443	284,560	859,917	560,272	116,770

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

274	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	Invesco VI Mid Cap Gro, Ser II	Invesco VI Val Opp, Ser II	Janus Henderson VIT Bal, Inst	Janus Henderson VIT Enter, Serv	Janus Henderson VIT Gbl Res, Inst
Operations
Investment income (loss) — net	$(7,607)	$(122,160)	$3,453	$(10,211)	$(4,369)
Net realized gain (loss) on sales of investments	9,018	(88,950)	50,863	49,313	24,279
Distributions from capital gains	35,364	—	3,815	51,729	—
Net change in unrealized appreciation or depreciation of investments	60,413	1,441,342	237,350	85,857	141,843
Net increase (decrease) in net assets resulting from operations	97,188	1,230,232	295,481	176,688	161,753

Contract transactions
Contract purchase payments	—	10,448	210	2,160	426
Net transfers(1)	82,604	(233,683)	(34,232)	(11,829)	(69)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(40,412)	(1,022,717)	(152,181)	(85,275)	(83,470)
Death benefits	(2,656)	(173,670)	(40,208)	(4,470)	(1,765)
Increase (decrease) from contract transactions	39,536	(1,419,622)	(226,411)	(99,414)	(84,878)
Net assets at beginning of year	451,108	8,700,415	1,867,651	766,060	683,198
Net assets at end of year	$587,832	$8,511,025	$1,936,721	$843,334	$760,073

Accumulation unit activity
Units outstanding at beginning of year	326,853	5,628,932	540,708	663,915	375,321
Contract purchase payments	—	6,572	56	1,855	206
Net transfers(1)	55,320	(143,306)	(8,828)	(10,328)	136
Contract terminations:
Surrender benefits and contract charges	(26,534)	(618,551)	(40,697)	(70,652)	(41,485)
Death benefits	(1,868)	(105,452)	(11,129)	(4,338)	(841)
Units outstanding at end of year	353,771	4,768,195	480,110	580,452	333,337

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	275

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	Janus Henderson VIT Gbl Tech, Serv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Serv	JPM Ins Trust U.S. Eq, Cl 1	Lazard Retire Intl Eq, Serv
Operations
Investment income (loss) — net	$(2,303)	$215	$(33,098)	$(2,086)	$581
Net realized gain (loss) on sales of investments	4,695	(16,832)	145,531	12,741	822
Distributions from capital gains	9,531	—	23,727	3,560	12,463
Net change in unrealized appreciation or depreciation of investments	42,321	285,632	426,119	53,327	(3,503)
Net increase (decrease) in net assets resulting from operations	54,244	269,015	562,279	67,542	10,363

Contract transactions
Contract purchase payments	162	1,860	14,180	178	19
Net transfers(1)	16,682	(26,083)	(207,982)	418	(1)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(4,897)	(24,099)	(411,803)	(28,924)	(3,970)
Death benefits	(3,741)	—	(33,808)	—	—
Increase (decrease) from contract transactions	8,206	(48,322)	(639,413)	(28,328)	(3,952)
Net assets at beginning of year	131,580	946,600	2,445,675	348,797	52,091
Net assets at end of year	$194,030	$1,167,293	$2,368,541	$388,011	$58,502

Accumulation unit activity
Units outstanding at beginning of year	143,778	1,044,798	1,927,845	128,164	44,667
Contract purchase payments	141	1,732	11,574	59	14
Net transfers(1)	13,332	(23,253)	(136,488)	23	—
Contract terminations:
Surrender benefits and contract charges	(4,489)	(22,419)	(263,838)	(10,120)	(3,137)
Death benefits	(3,972)	—	(24,995)	—	—
Units outstanding at end of year	148,790	1,000,858	1,514,098	118,126	41,544

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

276	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	Lazard Retire US Eq Select, Serv	LVIP Baron Gro Opp, Serv Cl	MFS Inv Trust, Init Cl	MFS Inv Trust, Serv Cl	MFS Mass Inv Gro Stock, Serv Cl
Operations
Investment income (loss) — net	$37	$(5,123)	$(10,483)	$(3,269)	$(13,900)
Net realized gain (loss) on sales of investments	608	19,853	58,529	4,027	3,906
Distributions from capital gains	4,223	13,597	55,749	17,598	83,509
Net change in unrealized appreciation or depreciation of investments	15,617	46,612	182,228	67,225	300,008
Net increase (decrease) in net assets resulting from operations	20,485	74,939	286,023	85,581	373,523

Contract transactions
Contract purchase payments	13	269	23,441	715	—
Net transfers(1)	35	(885)	(86,330)	(7,438)	(2,657)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(1,883)	(46,330)	(128,125)	(1,692)	(160,044)
Death benefits	—	—	(7,988)	—	(42,224)
Increase (decrease) from contract transactions	(1,835)	(46,946)	(199,002)	(8,415)	(204,925)
Net assets at beginning of year	127,064	307,962	1,418,257	403,618	1,463,946
Net assets at end of year	$145,714	$335,955	$1,505,278	$480,784	$1,632,544

Accumulation unit activity
Units outstanding at beginning of year	71,963	102,471	820,343	234,367	1,437,049
Contract purchase payments	7	68	12,894	325	—
Net transfers(1)	8	(231)	(45,131)	(3,610)	(2,136)
Contract terminations:
Surrender benefits and contract charges	(982)	(13,967)	(68,337)	(840)	(134,099)
Death benefits	—	—	(4,121)	—	(33,850)
Units outstanding at end of year	70,996	88,341	715,648	230,242	1,266,964

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	277

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	MFS New Dis, Init Cl	MFS New Dis, Serv Cl	MFS Research, Init Cl	MFS Total Return, Init Cl	MFS Total Return, Serv Cl
Operations
Investment income (loss) — net	$(8,151)	$(22,793)	$(2,165)	$1,145	$127,849
Net realized gain (loss) on sales of investments	17,686	28,505	22,457	7,340	505,256
Distributions from capital gains	10,427	34,850	79,690	2,643	455,012
Net change in unrealized appreciation or depreciation of investments	100,757	335,663	128,850	(1,138)	605,078
Net increase (decrease) in net assets resulting from operations	120,719	376,225	228,832	9,990	1,693,195

Contract transactions
Contract purchase payments	1,571	—	3,214	—	31,335
Net transfers(1)	(23,317)	(43,807)	(26,459)	429	(1,005)
Adjustments to net assets allocated to contracts in payment period	—	2,625	—	—	(5,568)
Contract terminations:
Surrender benefits and contract charges	(40,797)	(141,715)	(23,062)	(1,244)	(2,022,200)
Death benefits	(6,132)	(20,222)	(8,559)	(32,773)	(516,140)
Increase (decrease) from contract transactions	(68,675)	(203,119)	(54,866)	(33,588)	(2,513,578)
Net assets at beginning of year	516,653	1,651,194	1,076,494	91,452	17,426,376
Net assets at end of year	$568,697	$1,824,300	$1,250,460	$67,854	$16,605,993

Accumulation unit activity
Units outstanding at beginning of year	258,912	853,222	670,972	40,733	8,726,559
Contract purchase payments	615	—	1,757	—	15,324
Net transfers(1)	(11,903)	(20,233)	(14,880)	178	(11,800)
Contract terminations:
Surrender benefits and contract charges	(17,626)	(70,809)	(12,705)	(522)	(944,758)
Death benefits	(3,795)	(10,327)	(4,210)	(13,306)	(243,255)
Units outstanding at end of year	226,203	751,853	640,934	27,083	7,542,070

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

278	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	MFS Utilities, Init Cl	MFS Utilities, Serv Cl	MS VIF Global Real Est, Cl II	MS VIF Mid Cap Gro, Cl II	MS VIF US Real Est, Cl I
Operations
Investment income (loss) — net	$102,774	$36,548	$2,644	$(2,681)	$800
Net realized gain (loss) on sales of investments	100,408	19,663	10,765	5,725	11,426
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	267,684	107,349	14,362	40,830	(3,733)
Net increase (decrease) in net assets resulting from operations	470,866	163,560	27,771	43,874	8,493

Contract transactions
Contract purchase payments	3,084	—	184	403	—
Net transfers(1)	(151,400)	(20,290)	5,523	98,928	5,697
Adjustments to net assets allocated to contracts in payment period	(2,081)	8,620	—	—	—
Contract terminations:
Surrender benefits and contract charges	(427,654)	(137,067)	(70,505)	(5,856)	(33,202)
Death benefits	(74,672)	(14,877)	(2,513)	(54,163)	—
Increase (decrease) from contract transactions	(652,723)	(163,614)	(67,311)	39,312	(27,505)
Net assets at beginning of year	3,775,428	1,328,797	394,324	86,395	516,506
Net assets at end of year	$3,593,571	$1,328,743	$354,784	$169,581	$497,494

Accumulation unit activity
Units outstanding at beginning of year	1,504,473	389,198	398,325	64,773	143,159
Contract purchase payments	971	—	96	262	—
Net transfers(1)	(60,410)	683	5,482	65,413	1,610
Contract terminations:
Surrender benefits and contract charges	(161,255)	(44,434)	(70,091)	(3,331)	(9,104)
Death benefits	(28,566)	(4,055)	(2,497)	(32,706)	—
Units outstanding at end of year	1,255,213	341,392	331,315	94,411	135,665

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	279

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	MS VIF US Real Est, Cl II	Oppen Cap Appr VA	Oppen Cap Appr VA, Serv	Oppen Global VA	Oppen Global VA, Serv
Operations
Investment income (loss) — net	$(4,852)	$(8,512)	$(232,365)	$(7)	$(19,833)
Net realized gain (loss) on sales of investments	57,516	16,197	711,035	31	148,320
Distributions from capital gains	—	63,836	1,305,188	—	—
Net change in unrealized appreciation or depreciation of investments	(41,028)	89,452	1,385,350	375	770,254
Net increase (decrease) in net assets resulting from operations	11,636	160,973	3,169,208	399	898,741

Contract transactions
Contract purchase payments	2,364	162	15,101	—	11,620
Net transfers(1)	22,507	11,444	(754,938)	—	(28,611)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(114,386)	(90,146)	(1,967,487)	(74)	(336,694)
Death benefits	(46,927)	(2,630)	(471,537)	—	(100,342)
Increase (decrease) from contract transactions	(136,442)	(81,170)	(3,178,861)	(74)	(454,027)
Net assets at beginning of year	1,242,868	692,028	14,189,348	1,151	2,756,385
Net assets at end of year	$1,118,062	$771,831	$14,179,695	$1,476	$3,201,099

Accumulation unit activity
Units outstanding at beginning of year	485,539	296,964	8,050,801	397	1,247,283
Contract purchase payments	884	61	8,027	—	4,463
Net transfers(1)	8,535	4,039	(381,705)	—	(10,180)
Contract terminations:
Surrender benefits and contract charges	(43,445)	(35,266)	(981,790)	(19)	(130,133)
Death benefits	(17,744)	(983)	(235,814)	—	(32,602)
Units outstanding at end of year	433,769	264,815	6,459,519	378	1,078,831

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

280	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	Oppen Global Strategic Inc VA	Oppen Global Strategic Inc VA, Srv	Oppen Main St VA	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl
Operations
Investment income (loss) — net	$1,056	$97,255	$(63)	$(20,698)	$37,304
Net realized gain (loss) on sales of investments	(738)	(66,569)	306	100,935	(9,276)
Distributions from capital gains	—	—	663	153,352	—
Net change in unrealized appreciation or depreciation of investments	5,310	1,011,481	4,686	105,919	131,295
Net increase (decrease) in net assets resulting from operations	5,628	1,042,167	5,592	339,508	159,323

Contract transactions
Contract purchase payments	210	55,523	—	7,215	853
Net transfers(1)	353	1,021,249	(852)	(9,955)	(40,532)
Adjustments to net assets allocated to contracts in payment period	—	(2,839)	—	(1,811)	—
Contract terminations:
Surrender benefits and contract charges	(7,288)	(3,129,318)	(64)	(270,490)	(322,694)
Death benefits	(692)	(547,991)	—	(30,636)	(47,281)
Increase (decrease) from contract transactions	(7,417)	(2,603,376)	(916)	(305,677)	(409,654)
Net assets at beginning of year	120,043	24,816,156	37,306	2,934,229	1,556,995
Net assets at end of year	$118,254	$23,254,947	$41,982	$2,968,060	$1,306,664

Accumulation unit activity
Units outstanding at beginning of year	57,017	14,944,561	20,236	948,174	1,261,106
Contract purchase payments	97	30,375	—	2,447	613
Net transfers(1)	164	611,498	(454)	1,810	(31,096)
Contract terminations:
Surrender benefits and contract charges	(3,364)	(1,853,823)	(30)	(81,972)	(246,284)
Death benefits	(317)	(325,015)	—	(8,322)	(35,100)
Units outstanding at end of year	53,597	13,407,596	19,752	862,137	949,239

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	281

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	Put VT Div Inc, Cl IA	Put VT Div Inc, Cl IB	Put VT Eq Inc, Cl IA(2)	Put VT Eq Inc, Cl IB(2)	Put VT Global Eq, Cl IA
Operations
Investment income (loss) — net	$31,614	$13,012	$(21,827)	$(20,391)	$603
Net realized gain (loss) on sales of investments	(28,971)	(13,248)	25,952	7,957	2,689
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	37,644	16,904	275,495	302,114	85,619
Net increase (decrease) in net assets resulting from operations	40,287	16,668	279,620	289,680	88,911

Contract transactions
Contract purchase payments	396	66	105	3,399	—
Net transfers(1)	1,765	(66)	2,566,606	2,527,383	—
Adjustments to net assets allocated to contracts in payment period	1,796	—	3,053	11,876	—
Contract terminations:
Surrender benefits and contract charges	(49,950)	(34,820)	(483,325)	(162,302)	(14,301)
Death benefits	(15,229)	(7,985)	(35,067)	(51,961)	—
Increase (decrease) from contract transactions	(61,222)	(42,805)	2,051,372	2,328,395	(14,301)
Net assets at beginning of year	708,573	319,590	—	—	336,764
Net assets at end of year	$687,638	$293,453	$2,330,992	$2,618,075	$411,374

Accumulation unit activity
Units outstanding at beginning of year	286,657	169,194	—	—	202,590
Contract purchase payments	156	34	100	2,870	—
Net transfers(1)	690	(33)	2,566,649	2,525,417	—
Contract terminations:
Surrender benefits and contract charges	(19,753)	(17,953)	(463,434)	(156,901)	(7,609)
Death benefits	(5,901)	(4,169)	(32,714)	(51,374)	—
Units outstanding at end of year	261,849	147,073	2,070,601	2,320,012	194,981

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period May 12, 2017 (commencement of operations) to December 31, 2017.

See accompanying notes to financial statements.

282	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	Put VT Global Hlth Care, Cl IB	Put VT Gro Opp, Cl IA	Put VT Gro Opp, Cl IB	Put VT Hi Yield, Cl IA	Put VT Hi Yield, Cl IB
Operations
Investment income (loss) — net	$(8,229)	$(3,558)	$(8,971)	$22,713	$7,117
Net realized gain (loss) on sales of investments	2,909	2,395	13,976	(11,001)	(3,175)
Distributions from capital gains	86,137	3,579	9,415	—	—
Net change in unrealized appreciation or depreciation of investments	43,863	69,251	159,744	15,459	4,464
Net increase (decrease) in net assets resulting from operations	124,680	71,667	174,164	27,171	8,406

Contract transactions
Contract purchase payments	—	—	18	180	30
Net transfers(1)	(53,848)	—	2,064	875	(29)
Adjustments to net assets allocated to contracts in payment period	—	424	—	(385)	—
Contract terminations:
Surrender benefits and contract charges	(41,710)	(21,532)	(93,892)	(27,072)	(21,791)
Death benefits	(3,663)	—	(289)	(14,592)	(734)
Increase (decrease) from contract transactions	(99,221)	(21,108)	(92,099)	(40,994)	(22,524)
Net assets at beginning of year	934,246	257,350	635,960	484,612	163,533
Net assets at end of year	$959,705	$307,909	$718,025	$470,789	$149,415

Accumulation unit activity
Units outstanding at beginning of year	388,123	255,932	632,196	153,540	71,341
Contract purchase payments	—	—	15	56	13
Net transfers(1)	(21,972)	—	1,771	263	(13)
Contract terminations:
Surrender benefits and contract charges	(15,092)	(19,812)	(80,823)	(8,324)	(9,239)
Death benefits	(1,261)	—	(240)	(4,426)	(311)
Units outstanding at end of year	349,798	236,120	552,919	141,109	61,791

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	283

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	Put VT Inc, Cl IB	Put VT Intl Eq, Cl IB	Put VT Intl Gro, Cl IB	Put VT Intl Val, Cl IB	Put VT Research, Cl IB
Operations
Investment income (loss) — net	$1,360	$44,497	$(849)	$—	$(512)
Net realized gain (loss) on sales of investments	(512)	4,748	19,932	1	18,873
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	1,052	1,054,824	68,146	38	(3,123)
Net increase (decrease) in net assets resulting from operations	1,900	1,104,069	87,229	39	15,238

Contract transactions
Contract purchase payments	—	13,145	191	—	—
Net transfers(1)	1,530	(33,195)	7,625	—	(1,753)
Adjustments to net assets allocated to contracts in payment period	—	3,903	—	—	—
Contract terminations:
Surrender benefits and contract charges	(7,448)	(460,912)	(52,534)	—	(38,826)
Death benefits	—	(84,356)	(13,436)	—	—
Increase (decrease) from contract transactions	(5,918)	(561,415)	(58,154)	—	(40,579)
Net assets at beginning of year	46,807	4,661,437	302,647	173	95,493
Net assets at end of year	$42,789	$5,204,091	$331,722	$212	$70,152

Accumulation unit activity
Units outstanding at beginning of year	26,673	4,215,037	318,594	—	45,851
Contract purchase payments	—	8,977	148	—	—
Net transfers(1)	774	(20,455)	7,296	—	(736)
Contract terminations:
Surrender benefits and contract charges	(4,319)	(402,398)	(51,715)	—	(17,970)
Death benefits	—	(76,903)	(13,065)	—	—
Units outstanding at end of year	23,128	3,724,258	261,258	—	27,145

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

284	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	Put VT Sm Cap Val, Cl IB	Put VT Sus Leaders, Cl IA	Put VT Sus Leaders, Cl IB	Royce Micro-Cap, Invest Cl	Royce Sm-Cap, Invest Cl
Operations
Investment income (loss) — net	$(6,048)	$(10,141)	$(19,311)	$(6,418)	$(3,229)
Net realized gain (loss) on sales of investments	(966)	133,923	425,595	15,125	(9,056)
Distributions from capital gains	24,941	126,023	179,362	61,280	—
Net change in unrealized appreciation or depreciation of investments	20,518	191,549	72,284	(49,350)	30,586
Net increase (decrease) in net assets resulting from operations	38,445	441,354	657,930	20,637	18,301

Contract transactions
Contract purchase payments	1,260	1,119	2,504	66	283
Net transfers(1)	24,098	(4,853)	(39,490)	(132,923)	(11,299)
Adjustments to net assets allocated to contracts in payment period	—	(50)	5,674	—	—
Contract terminations:
Surrender benefits and contract charges	(48,873)	(276,511)	(274,376)	(39,259)	(68,513)
Death benefits	—	(23,170)	(705,313)	—	—
Increase (decrease) from contract transactions	(23,515)	(303,465)	(1,011,001)	(172,116)	(79,529)
Net assets at beginning of year	653,664	1,703,382	3,067,873	744,129	653,552
Net assets at end of year	$668,594	$1,841,271	$2,714,802	$592,650	$592,324

Accumulation unit activity
Units outstanding at beginning of year	321,556	467,082	1,597,297	215,714	141,777
Contract purchase payments	490	271	1,169	21	60
Net transfers(1)	11,467	(958)	(11,626)	(39,938)	(2,642)
Contract terminations:
Surrender benefits and contract charges	(23,066)	(66,070)	(133,603)	(11,507)	(15,557)
Death benefits	—	(5,130)	(350,280)	—	—
Units outstanding at end of year	310,447	395,195	1,102,957	164,290	123,638

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	285

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	Temp Dev Mkts, Cl 2	Temp Foreign, Cl 2	Temp Global Bond, Cl 2	Temp Gro, Cl 2	Third Ave Val
Operations
Investment income (loss) — net	$(1,324)	$63,068	$(215,834)	$973	$(2,996)
Net realized gain (loss) on sales of investments	(7,113)	58,389	(10,829)	26,630	7,412
Distributions from capital gains	—	—	41,128	—	—
Net change in unrealized appreciation or depreciation of investments	108,368	575,946	249,554	160,427	44,085
Net increase (decrease) in net assets resulting from operations	99,931	697,403	64,019	188,030	48,501

Contract transactions
Contract purchase payments	630	5,706	20,806	—	447
Net transfers(1)	156,592	(50,871)	667,777	(5,198)	(2,202)
Adjustments to net assets allocated to contracts in payment period	—	—	(1,631)	—	—
Contract terminations:
Surrender benefits and contract charges	(38,123)	(627,368)	(1,886,144)	(76,101)	(120,367)
Death benefits	(4,545)	(122,251)	(328,580)	(106,982)	—
Increase (decrease) from contract transactions	114,554	(794,784)	(1,527,772)	(188,281)	(122,122)
Net assets at beginning of year	265,554	4,948,679	13,634,738	1,230,944	449,884
Net assets at end of year	$480,039	$4,851,298	$12,170,985	$1,230,693	$376,263

Accumulation unit activity
Units outstanding at beginning of year	129,972	3,193,490	7,095,475	872,872	162,825
Contract purchase payments	258	3,409	10,459	—	152
Net transfers(1)	57,295	(45,404)	343,345	(3,986)	(737)
Contract terminations:
Surrender benefits and contract charges	(16,989)	(364,724)	(965,732)	(49,339)	(39,956)
Death benefits	(1,645)	(71,944)	(168,746)	(68,684)	—
Units outstanding at end of year	168,891	2,714,827	6,314,801	750,863	122,284

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

286	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	VP Aggr, Cl 2	VP Aggr, Cl 4	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk, Cl 2(2)
Operations
Investment income (loss) — net	$(365,440)	$(2,056,165)	$(371,193)	$(1,624,730)	$—
Net realized gain (loss) on sales of investments	2,180,477	16,067,300	1,166,354	6,114,622	—
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	2,842,430	7,964,549	678,845	1,362,126	14
Net increase (decrease) in net assets resulting from operations	4,657,467	21,975,684	1,474,006	5,852,018	14

Contract transactions
Contract purchase payments	5,689	14,002	46	260,238	400
Net transfers(1)	(3,132,500)	(9,058,308)	111,591	2,344,787	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(1,965,027)	(24,195,336)	(6,733,762)	(26,436,061)	—
Death benefits	(111,785)	(1,371,696)	(611,527)	(4,108,316)	—
Increase (decrease) from contract transactions	(5,203,623)	(34,611,338)	(7,233,652)	(27,939,352)	400
Net assets at beginning of year	29,165,628	144,717,797	27,342,749	116,006,803	—
Net assets at end of year	$28,619,472	$132,082,143	$21,583,103	$93,919,469	$414

Accumulation unit activity
Units outstanding at beginning of year	19,058,585	95,825,700	23,289,706	99,468,802	—
Contract purchase payments	3,255	8,545	—	218,184	—
Net transfers(1)	(1,884,752)	(5,534,797)	107,482	1,911,368	—
Contract terminations:
Surrender benefits and contract charges	(1,185,705)	(14,890,205)	(5,527,616)	(21,946,695)	—
Death benefits	(68,720)	(834,201)	(508,868)	(3,481,096)	—
Units outstanding at end of year	15,922,663	74,575,042	17,360,704	76,170,563	—

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period September 18, 2017 (commencement of operations) to December 31, 2017.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	287

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	VP Man Risk US, Cl 2(2)	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2
Operations
Investment income (loss) — net	$—	$(256,104)	$(879,354)	$(1,968,437)	$(4,763,446)
Net realized gain (loss) on sales of investments	—	381,350	961,673	1,837,164	4,692,748
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	18	885,438	5,120,415	19,771,090	36,298,097
Net increase (decrease) in net assets resulting from operations	18	1,010,684	5,202,734	19,639,817	36,227,399

Contract transactions
Contract purchase payments	400	49	606	73,771	27,948
Net transfers(1)	—	1,924,094	616,975	5,772,546	9,054,695
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	—	(4,962,195)	(9,560,693)	(15,287,534)	(39,252,564)
Death benefits	—	(1,047,088)	(637,347)	(1,186,821)	(3,426,679)
Increase (decrease) from contract transactions	400	(4,085,140)	(9,580,459)	(10,628,038)	(33,596,600)
Net assets at beginning of year	—	19,402,204	59,346,288	130,860,917	301,992,713
Net assets at end of year	$418	$16,327,748	$54,968,563	$139,872,696	$304,623,512

Accumulation unit activity
Units outstanding at beginning of year	—	19,111,572	58,077,665	126,833,845	293,690,381
Contract purchase payments	—	—	537	67,217	26,228
Net transfers(1)	—	1,809,655	547,518	5,163,845	8,338,787
Contract terminations:
Surrender benefits and contract charges	—	(4,771,940)	(8,910,092)	(13,925,113)	(35,922,131)
Death benefits	—	(1,005,137)	(586,455)	(1,078,093)	(3,102,778)
Units outstanding at end of year	—	15,144,150	49,129,173	117,061,701	263,030,487

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period September 18, 2017 (commencement of operations) to December 31, 2017.

See accompanying notes to financial statements.

288	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2
Operations
Investment income (loss) — net	$(4,518,867)	$(17,622,810)	$(1,750,088)	$(6,040,670)	$(681,247)
Net realized gain (loss) on sales of investments	17,421,586	74,077,262	13,159,097	46,366,110	2,495,517
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	25,053,289	70,980,969	6,295,485	14,382,807	2,260,695
Net increase (decrease) in net assets resulting from operations	37,956,008	127,435,421	17,704,494	54,708,247	4,074,965

Contract transactions
Contract purchase payments	78,890	1,307,730	28,394	274,848	23,270
Net transfers(1)	11,357,116	10,114,434	(8,100,057)	(22,928,358)	98,514
Adjustments to net assets allocated to contracts in payment period	(4,824)	(46,326)	—	—	—
Contract terminations:
Surrender benefits and contract charges	(48,885,356)	(171,819,306)	(22,800,372)	(79,159,106)	(7,057,938)
Death benefits	(1,976,512)	(21,894,233)	(515,382)	(6,002,830)	(398,778)
Increase (decrease) from contract transactions	(39,430,686)	(182,337,701)	(31,387,417)	(107,815,446)	(7,334,932)
Net assets at beginning of year	335,429,308	1,195,458,314	132,400,510	431,224,166	50,875,078
Net assets at end of year	$333,954,630	$1,140,556,034	$118,717,587	$378,116,967	$47,615,111

Accumulation unit activity
Units outstanding at beginning of year	245,979,284	886,453,946	91,773,814	301,744,676	40,143,773
Contract purchase payments	55,178	942,950	19,012	182,016	17,594
Net transfers(1)	7,862,120	7,060,815	(5,232,598)	(14,868,178)	42,980
Contract terminations:
Surrender benefits and contract charges	(33,494,574)	(120,583,830)	(14,423,711)	(52,129,176)	(5,271,573)
Death benefits	(1,347,322)	(15,436,956)	(333,332)	(3,962,912)	(294,390)
Units outstanding at end of year	219,054,686	758,436,925	71,803,185	230,966,426	34,638,384

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	289

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	VP Mod Conserv, Cl 4	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2
Operations
Investment income (loss) — net	$(2,246,842)	$(258,113)	$(6,090)	$(30,112)	$(16,008)
Net realized gain (loss) on sales of investments	9,147,446	1,596,719	1,066	55,612	20,565
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	4,950,066	(542,164)	40,863	405,958	155,045
Net increase (decrease) in net assets resulting from operations	11,850,670	796,442	35,839	431,458	159,602

Contract transactions
Contract purchase payments	20,525	11,111	200	170	180
Net transfers(1)	(763,668)	319,978	507,239	1,201,012	988,756
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(23,613,725)	(2,304,963)	(30,346)	(312,554)	(314,868)
Death benefits	(3,312,391)	(417,378)	—	—	—
Increase (decrease) from contract transactions	(27,669,259)	(2,391,252)	477,093	888,628	674,068
Net assets at beginning of year	157,745,243	16,814,796	202	1,518,461	574,558
Net assets at end of year	$141,926,654	$15,219,986	$513,134	$2,838,547	$1,408,228

Accumulation unit activity
Units outstanding at beginning of year	125,410,025	6,791,909	—	1,469,574	563,614
Contract purchase payments	16,130	4,432	—	—	—
Net transfers(1)	(677,780)	138,734	491,887	1,159,883	941,572
Contract terminations:
Surrender benefits and contract charges	(18,013,346)	(927,306)	(28,711)	(285,177)	(291,084)
Death benefits	(2,531,314)	(176,588)	—	—	—
Units outstanding at end of year	104,203,715	5,831,181	463,176	2,344,280	1,214,102

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

290	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	Wanger Intl	Wanger USA	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 1	WF VT Intl Eq, Cl 2
Operations
Investment income (loss) — net	$(45,984)	$(164,806)	$(45,234)	$2,900	$79,364
Net realized gain (loss) on sales of investments	(93,671)	(256,612)	283,159	(6,229)	(80,540)
Distributions from capital gains	66,681	1,572,143	279,621	—	—
Net change in unrealized appreciation or depreciation of investments	2,533,313	462,707	164,114	37,326	1,255,836
Net increase (decrease) in net assets resulting from operations	2,460,339	1,613,432	681,660	33,997	1,254,660

Contract transactions
Contract purchase payments	7,035	6,632	863	—	12,426
Net transfers(1)	(703,060)	(721,002)	2,319	(5,021)	(276,723)
Adjustments to net assets allocated to contracts in payment period	(203)	—	—	—	(1,285)
Contract terminations:
Surrender benefits and contract charges	(1,311,406)	(1,292,745)	(655,238)	(24,307)	(893,806)
Death benefits	(249,387)	(265,949)	(144,293)	—	(119,395)
Increase (decrease) from contract transactions	(2,257,021)	(2,273,064)	(796,349)	(29,328)	(1,278,783)
Net assets at beginning of year	8,886,515	10,274,691	6,819,943	165,238	6,103,000
Net assets at end of year	$9,089,833	$9,615,059	$6,705,254	$169,907	$6,078,877

Accumulation unit activity
Units outstanding at beginning of year	3,967,656	4,331,917	3,660,965	100,819	3,614,079
Contract purchase payments	2,766	2,621	451	—	6,573
Net transfers(1)	(257,773)	(280,354)	1,423	(2,712)	(151,187)
Contract terminations:
Surrender benefits and contract charges	(506,933)	(505,824)	(338,387)	(14,134)	(472,814)
Death benefits	(95,820)	(107,462)	(72,565)	—	(69,905)
Units outstanding at end of year	3,109,896	3,440,898	3,251,887	83,973	2,926,746

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	291

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	WF VT Omega Gro, Cl 1	WF VT Omega Gro, Cl 2	WF VT Opp, Cl 1	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2
Operations
Investment income (loss) — net	$(10,853)	$(316,293)	$(2,129)	$(37,185)	$(66,542)
Net realized gain (loss) on sales of investments	45,442	751,865	11,692	456,855	160,101
Distributions from capital gains	30,437	631,925	43,272	448,330	130,637
Net change in unrealized appreciation or depreciation of investments	227,205	4,861,494	42,265	103,099	739,389
Net increase (decrease) in net assets resulting from operations	292,231	5,928,991	95,100	971,099	963,585

Contract transactions
Contract purchase payments	—	37,460	—	13,560	28,542
Net transfers(1)	(1,541)	(1,506,644)	(1,153)	(95,208)	(244,188)
Adjustments to net assets allocated to contracts in payment period	1	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(132,803)	(2,451,682)	(23,063)	(850,405)	(585,892)
Death benefits	(75,386)	(624,707)	(16,031)	(591,899)	(96,299)
Increase (decrease) from contract transactions	(209,729)	(4,545,573)	(40,247)	(1,523,952)	(897,837)
Net assets at beginning of year	977,773	20,064,237	520,281	6,003,469	4,412,563
Net assets at end of year	$1,060,275	$21,447,655	$575,134	$5,450,616	$4,478,311

Accumulation unit activity
Units outstanding at beginning of year	582,917	7,456,757	288,556	3,381,726	3,806,878
Contract purchase payments	—	13,598	—	6,876	27,501
Net transfers(1)	(842)	(486,873)	(659)	(48,846)	(195,139)
Contract terminations:
Surrender benefits and contract charges	(70,573)	(771,059)	(11,783)	(438,152)	(427,012)
Death benefits	(37,430)	(201,216)	(8,365)	(319,473)	(65,810)
Units outstanding at end of year	474,072	6,011,207	267,749	2,582,131	3,146,418

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

292	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Notes to Financial Statements

1.  ORGANIZATION

RiverSource Variable Annuity Account (the Account) was established under Indiana law as a segregated asset account of RiverSource Life Insurance Company (RiverSource Life). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the Indiana Department of Insurance.

The Account is used as a funding vehicle for individual variable annuity contracts issued by RiverSource Life. The following is a list of each variable annuity product funded through the Account.

Evergreen Essential Variable Annuity (EG Essential)

Evergreen New Solutions Variable Annuity (EG New Solutions)

Evergreen New Solutions Select Variable Annuity (EG New Solutions Select)

Evergreen Pathways Variable Annuity (EG Pathways)

Evergreen Pathways Select Variable Annuity (EG Pathways Select)

Evergreen Privilege Variable Annuity (EG Privilege)

RiverSource® AccessChoice Select Variable Annuity (AccessChoice Select)

RiverSource® Builder Select Variable Annuity (Builder Select)

RiverSource® Endeavor Select Variable Annuity (Endeavor Select)

RiverSource® FlexChoice Variable Annuity (FlexChoice)

RiverSource® FlexChoice Select Variable Annuity (FlexChoice Select)

RiverSource® Galaxy Premier Variable Annuity (Galaxy)

RiverSource® Innovations Variable Annuity (Innovations)

RiverSource® Innovations Select Variable Annuity (Innovations Select)

RiverSource® Innovations Classic Variable Annuity (Innovations Classic)

RiverSource® Innovations Classic Select Variable Annuity (Innovations Classic Select)

RiverSource® New Solutions Variable Annuity (New Solutions)

RiverSource® Personal Portfolio Variable Annuity (Personal Portfolio)*

RiverSource® Personal Portfolio Plus Variable Annuity (Personal Portfolio Plus)*

RiverSource® Personal Portfolio Plus2 Variable Annuity (Personal Portfolio Plus2)*

RiverSource® Pinnacle Variable Annuity (Pinnacle)

RiverSource® Platinum Variable Annuity (Platinum)*

RiverSource® Preferred Variable Annuity (Preferred)*

RiverSource® Signature Variable Annuity (Signature)

RiverSource® Signature Select Variable Annuity (Signature Select)

RiverSource® Signature One Variable Annuity (Signature One)

RiverSource® Signature One Select Variable Annuity (Signature One Select)

Wells Fargo Advantage Variable Annuity (Wells Advantage)

Wells Fargo Advantage Select Variable Annuity (Wells Advantage Select)

Wells Fargo Advantage Builder Variable Annuity (Wells Builder)

Wells Fargo Advantage Choice Variable Annuity (Wells Choice)

Wells Fargo Advantage Choice Select Variable Annuity (Wells Choice Select)

*

New contracts are no longer being issued for this product. As a result, an annual contract prospectus and statement of additional information are no longer distributed. An annual report for this product is distributed to all current contract holders.

The Account is comprised of various divisions. Each division invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund and the corresponding division name are provided below. Each division is comprised of subaccounts. Individual variable annuity accounts invest in subaccounts. For each division, the financial statements are comprised of a statement of assets and liabilities as of December 31, 2018, a related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended, all presented to reflect a full twelve month period except as noted below.

Division	Fund
AB VPS Bal Wealth Strategy, Cl B	AB VPS Balanced Wealth Strategy Portfolio (Class B)
AB VPS Global Thematic Gro, Cl B	AB VPS Global Thematic Growth Portfolio (Class B)
AB VPS Gro & Inc, Cl B	AB VPS Growth and Income Portfolio (Class B)
AB VPS Inter Bond, Cl B	AB VPS Intermediate Bond Portfolio (Class B)

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	293

Division	Fund
AB VPS Intl Val, Cl B	AB VPS International Value Portfolio (Class B)
AB VPS Lg Cap Gro, Cl B	AB VPS Large Cap Growth Portfolio (Class B)
AC VP Inc & Gro, Cl I	American Century VP Income & Growth, Class I
AC VP Inflation Prot, Cl II	American Century VP Inflation Protection, Class II
AC VP Intl, Cl II	American Century VP International, Class II
AC VP Mid Cap Val, Cl II	American Century VP Mid Cap Value, Class II
AC VP Ultra, Cl II	American Century VP Ultra®, Class II
AC VP Val, Cl I	American Century VP Value, Class I
AC VP Val, Cl II	American Century VP Value, Class II
CB Var Sm Cap Gro, Cl I	ClearBridge Variable Small Cap Growth Portfolio – Class I
Col VP Asset Alloc, Cl 1	Columbia Variable Portfolio – Asset Allocation Fund (Class 1)
Col VP Bal, Cl 3	Columbia Variable Portfolio – Balanced Fund (Class 3)
Col VP Disciplined Core, Cl 3	Columbia Variable Portfolio – Disciplined Core Fund (Class 3)
Col VP Divd Opp, Cl 3	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3)
Col VP Emer Mkts, Cl 3	Columbia Variable Portfolio – Emerging Markets Fund (Class 3)
Col VP Govt Money Mkt, Cl 3	Columbia Variable Portfolio – Government Money Market Fund (Class 3)
Col VP Hi Yield Bond, Cl 3	Columbia Variable Portfolio – High Yield Bond Fund (Class 3)
Col VP Inc Opp, Cl 1	Columbia Variable Portfolio – Income Opportunities Fund (Class 1)
Col VP Inc Opp, Cl 3	Columbia Variable Portfolio – Income Opportunities Fund (Class 3)
Col VP Inter Bond, Cl 3	Columbia Variable Portfolio – Intermediate Bond Fund (Class 3)
Col VP Lg Cap Gro, Cl 1	Columbia Variable Portfolio – Large Cap Growth Fund (Class 1)
Col VP Lg Cap Gro, Cl 3	Columbia Variable Portfolio – Large Cap Growth Fund (Class 3)
Col VP Lg Cap Index, Cl 3	Columbia Variable Portfolio – Large Cap Index Fund (Class 3)
Col VP Mid Cap Gro, Cl 3	Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3)
Col VP Mid Cap Val, Cl 3	Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (effective on or about May 1, 2019, this Fund will be renamed to Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 3))
Col VP Overseas Core, Cl 3	Columbia Variable Portfolio – Overseas Core Fund (Class 3)
Col VP Select Lg Cap Val, Cl 3	Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (effective on or about May 1, 2019, this Fund will be renamed to Columbia Variable Portfolio – Select Large Cap Value Fund (Class 3))
Col VP Select Sm Cap Val, Cl 3

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3)
(effective on or about May 1, 2019, this Fund will be renamed to Columbia Variable Portfolio – Select Small Cap Value Fund (Class 3))

Col VP Sm Cap Val, Cl 2	Columbia Variable Portfolio – Small Cap Value Fund (Class 2)
Col VP Sm Co Gro, Cl 1	Columbia Variable Portfolio – Small Company Growth Fund (Class 1)
Col VP US Govt Mtge, Cl 1	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 1)
Col VP US Govt Mtge, Cl 3	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3)
CS Commodity Return	Credit Suisse Trust – Commodity Return Strategy Portfolio
CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 3)
CTIVP Loomis Sayles Gro, Cl 1	CTIVP® – Loomis Sayles Growth Fund (Class 1)
CTIVP MFS Blend Res Core Eq, Cl 3	CTIVP® – MFS® Blended Research® Core Equity Fund (Class 3)
CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP® – Victory Sycamore Established Value Fund (Class 3)
Drey IP MidCap Stock, Serv	Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares
Drey IP Tech Gro, Serv	Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares
Drey Sus US Eq, Init	The Dreyfus Sustainable U.S. Equity Portfolio, Inc., Initial Shares
Drey VIF Appr, Serv	Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares
Drey VIF Intl Eq, Serv	Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares
Drey VIF Intl Val, Serv	Dreyfus Variable Investment Fund International Value Portfolio, Service Shares
EV VT Floating-Rate Inc, Init Cl	Eaton Vance VT Floating-Rate Income Fund – Initial Class
Fid VIP Bal, Serv Cl	Fidelity® VIP Balanced Portfolio Service Class
Fid VIP Bal, Serv Cl 2	Fidelity® VIP Balanced Portfolio Service Class 2
Fid VIP Contrafund, Serv Cl	Fidelity® VIP Contrafund® Portfolio Service Class
Fid VIP Contrafund, Serv Cl 2	Fidelity® VIP Contrafund® Portfolio Service Class 2
Fid VIP Dyn Appr, Serv Cl 2	Fidelity® VIP Dynamic Capital Appreciation Portfolio Service Class 2
Fid VIP Gro & Inc, Serv Cl	Fidelity® VIP Growth & Income Portfolio Service Class
Fid VIP Gro & Inc, Serv Cl 2	Fidelity® VIP Growth & Income Portfolio Service Class 2
Fid VIP Gro, Serv Cl	Fidelity® VIP Growth Portfolio Service Class
Fid VIP Gro, Serv Cl 2	Fidelity® VIP Growth Portfolio Service Class 2

294	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Division	Fund
Fid VIP Hi Inc, Serv Cl	Fidelity® VIP High Income Portfolio Service Class
Fid VIP Hi Inc, Serv Cl 2	Fidelity® VIP High Income Portfolio Service Class 2
Fid VIP Invest Gr, Serv Cl 2	Fidelity® VIP Investment Grade Bond Portfolio Service Class 2
Fid VIP Mid Cap, Serv Cl	Fidelity® VIP Mid Cap Portfolio Service Class
Fid VIP Mid Cap, Serv Cl 2	Fidelity® VIP Mid Cap Portfolio Service Class 2
Fid VIP Overseas, Serv Cl	Fidelity® VIP Overseas Portfolio Service Class
Fid VIP Overseas, Serv Cl 2	Fidelity® VIP Overseas Portfolio Service Class 2
Frank Global Real Est, Cl 2	Franklin Global Real Estate VIP Fund – Class 2
Frank Inc, Cl 2	Franklin Income VIP Fund – Class 2
Frank Mutual Shares, Cl 2	Franklin Mutual Shares VIP Fund – Class 2
Frank Rising Divd, Cl 2	Franklin Rising Dividends VIP Fund – Class 2
Frank Sm Cap Val, Cl 2	Franklin Small Cap Value VIP Fund – Class 2
Frank Sm Mid Cap Gro, Cl 2	Franklin Small-Mid Cap Growth VIP Fund – Class 2
GS VIT Intl Eq Insights, Inst	Goldman Sachs VIT International Equity Insights Fund – Institutional Shares
GS VIT Mid Cap Val, Inst	Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares
GS VIT Strategic Gro, Inst	Goldman Sachs VIT Strategic Growth Fund – Institutional Shares
GS VIT U.S. Eq Insights, Inst	Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares
Invesco VI Am Fran, Ser I	Invesco V.I. American Franchise Fund, Series I Shares
Invesco VI Am Fran, Ser II	Invesco V.I. American Franchise Fund, Series II Shares
Invesco VI Comstock, Ser II	Invesco V.I. Comstock Fund, Series II Shares
Invesco VI Core Eq, Ser I	Invesco V.I. Core Equity Fund, Series I Shares
Invesco VI Core Eq, Ser II	Invesco V.I. Core Equity Fund, Series II Shares
Invesco VI Gro & Inc, Ser II	Invesco V.I. Growth and Income Fund, Series II Shares
Invesco VI Hlth, Ser II	Invesco V.I. Health Care Fund, Series II Shares
Invesco VI Intl Gro, Ser I	Invesco V.I. International Growth Fund, Series I Shares
Invesco VI Intl Gro, Ser II	Invesco V.I. International Growth Fund, Series II Shares
Invesco VI Mid Cap Core Eq, Ser II	Invesco V.I. Mid Cap Core Equity Fund, Series II Shares
Invesco VI Mid Cap Gro, Ser I	Invesco V.I. Mid Cap Growth Fund, Series I Shares
Invesco VI Mid Cap Gro, Ser II	Invesco V.I. Mid Cap Growth Fund, Series II Shares
Invesco VI Val Opp, Ser II	Invesco V.I. Value Opportunities Fund, Series II Shares
Janus Henderson VIT Bal, Inst	Janus Henderson VIT Balanced Portfolio: Institutional Shares
Janus Henderson VIT Enter, Serv	Janus Henderson VIT Enterprise Portfolio: Service Shares
Janus Henderson VIT Gbl Res, Inst	Janus Henderson VIT Global Research Portfolio: Institutional Shares
Janus Henderson VIT Gbl Tech, Serv	Janus Henderson VIT Global Technology Portfolio: Service Shares
Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Overseas Portfolio: Service Shares
Janus Henderson VIT Res, Serv	Janus Henderson VIT Research Portfolio: Service Shares
JPM Ins Trust U.S. Eq, Cl 1	JPMorgan Insurance Trust U.S. Equity Portfolio – Class 1 Shares
Lazard Retire Intl Eq, Serv	Lazard Retirement International Equity Portfolio – Service Shares
Lazard Retire US Eq Select, Serv	Lazard Retirement US Equity Select Portfolio – Service Shares (previously Lazard Retirement U.S. Strategic Equity Portfolio – Service Shares)
LVIP Baron Gro Opp, Serv Cl	LVIP Baron Growth Opportunities Fund – Service Class
MFS Inv Trust, Init Cl	MFS® Investors Trust Series – Initial Class
MFS Inv Trust, Serv Cl	MFS® Investors Trust Series – Service Class
MFS Mass Inv Gro Stock, Serv Cl	MFS® Massachusetts Investors Growth Stock Portfolio – Service Class
MFS New Dis, Init Cl	MFS® New Discovery Series – Initial Class
MFS New Dis, Serv Cl	MFS® New Discovery Series – Service Class
MFS Research, Init Cl	MFS® Research Series – Initial Class
MFS Total Return, Init Cl	MFS® Total Return Series – Initial Class
MFS Total Return, Serv Cl	MFS® Total Return Series – Service Class
MFS Utilities, Init Cl	MFS® Utilities Series – Initial Class
MFS Utilities, Serv Cl	MFS® Utilities Series – Service Class
MS VIF Global Real Est, Cl II	Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares
MS VIF Mid Cap Gro, Cl II	Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares (effective on or about April 30, 2019, this Fund will be renamed to Morgan Stanley VIF Discovery Portfolio, Class II Shares)
MS VIF US Real Est, Cl I	Morgan Stanley VIF U.S. Real Estate Portfolio, Class I Shares
MS VIF US Real Est, Cl II	Morgan Stanley VIF U.S. Real Estate Portfolio, Class II Shares
Oppen Cap Appr VA	Oppenheimer Capital Appreciation Fund/VA(1)
Oppen Cap Appr VA, Serv	Oppenheimer Capital Appreciation Fund/VA, Service Shares(2)

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	295

Division	Fund
Oppen Global VA	Oppenheimer Global Fund/VA(3)
Oppen Global VA, Serv	Oppenheimer Global Fund/VA, Service Shares(4)
Oppen Global Strategic Inc VA	Oppenheimer Global Strategic Income Fund/VA(5)
Oppen Global Strategic Inc VA, Srv	Oppenheimer Global Strategic Income Fund/VA, Service Shares(6)
Oppen Main St VA	Oppenheimer Main Street Fund®/VA(7)
Oppen Main St Sm Cap VA, Serv	Oppenheimer Main Street Small Cap Fund®/VA, Service Shares(8)
PIMCO VIT All Asset, Advisor Cl	PIMCO VIT All Asset Portfolio, Advisor Class
Put VT Div Inc, Cl IA	Putnam VT Diversified Income Fund – Class IA Shares
Put VT Div Inc, Cl IB	Putnam VT Diversified Income Fund – Class IB Shares
Put VT Eq Inc, Cl IA	Putnam VT Equity Income Fund – Class IA Shares(9),(11)
Put VT Eq Inc, Cl IB	Putnam VT Equity Income Fund – Class IB Shares(10),(11)
Put VT Global Eq, Cl IA	Putnam VT Global Equity Fund – Class IA Shares
Put VT Global Hlth Care, Cl IB	Putnam VT Global Health Care Fund – Class IB Shares
Put VT Gro Opp, Cl IA	Putnam VT Growth Opportunities Fund – Class IA Shares
Put VT Gro Opp, Cl IB	Putnam VT Growth Opportunities Fund – Class IB Shares
Put VT Hi Yield, Cl IA	Putnam VT High Yield Fund – Class IA Shares
Put VT Hi Yield, Cl IB	Putnam VT High Yield Fund – Class IB Shares
Put VT Inc, Cl IB	Putnam VT Income Fund – Class IB Shares
Put VT Intl Eq, Cl IB	Putnam VT International Equity Fund – Class IB Shares
Put VT Intl Gro, Cl IB	Putnam VT International Growth Fund – Class IB Shares
Put VT Intl Val, Cl IB	Putnam VT International Value Fund – Class IB Shares
Put VT Research, Cl IB	Putnam VT Research Fund – Class IB Shares
Put VT Sm Cap Val, Cl IB	Putnam VT Small Cap Value Fund – Class IB Shares
Put VT Sus Leaders, Cl IA	Putnam VT Sustainable Leaders Fund – Class IA Shares
Put VT Sus Leaders, Cl IB	Putnam VT Sustainable Leaders Fund – Class IB Shares
Royce Micro-Cap, Invest Cl	Royce Capital Fund – Micro-Cap Portfolio, Investment Class
Royce Sm-Cap, Invest Cl	Royce Capital Fund – Small-Cap Portfolio, Investment Class
Temp Dev Mkts, Cl 2	Templeton Developing Markets VIP Fund – Class 2
Temp Foreign, Cl 2	Templeton Foreign VIP Fund – Class 2
Temp Global Bond, Cl 2	Templeton Global Bond VIP Fund – Class 2
Temp Gro, Cl 2	Templeton Growth VIP Fund – Class 2
Third Ave Val	Third Avenue Value Portfolio
VP Aggr, Cl 2	Variable Portfolio – Aggressive Portfolio (Class 2)
VP Aggr, Cl 4	Variable Portfolio – Aggressive Portfolio (Class 4)
VP Conserv, Cl 2	Variable Portfolio – Conservative Portfolio (Class 2)
VP Conserv, Cl 4	Variable Portfolio – Conservative Portfolio (Class 4)
VP Man Risk, Cl 2	Variable Portfolio – Managed Risk Fund (Class 2)(12)
VP Man Risk US, Cl 2	Variable Portfolio – Managed Risk U.S. Fund (Class 2)(12)
VP Man Vol Conserv, Cl 2	Variable Portfolio – Managed Volatility Conservative Fund (Class 2)
VP Man Vol Conserv Gro, Cl 2	Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)
VP Man Vol Gro, Cl 2	Variable Portfolio – Managed Volatility Growth Fund (Class 2)
VP Man Vol Mod Gro, Cl 2	Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)
VP Mod, Cl 2	Variable Portfolio – Moderate Portfolio (Class 2)
VP Mod, Cl 4	Variable Portfolio – Moderate Portfolio (Class 4)
VP Mod Aggr, Cl 2	Variable Portfolio – Moderately Aggressive Portfolio (Class 2)
VP Mod Aggr, Cl 4	Variable Portfolio – Moderately Aggressive Portfolio (Class 4)
VP Mod Conserv, Cl 2	Variable Portfolio – Moderately Conservative Portfolio (Class 2)
VP Mod Conserv, Cl 4	Variable Portfolio – Moderately Conservative Portfolio (Class 4)
VP Ptnrs Sm Cap Val, Cl 3	Variable Portfolio – Partners Small Cap Value Fund (Class 3)
VP US Flex Conserv Gro, Cl 2	Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2)
VP US Flex Gro, Cl 2	Variable Portfolio – U.S. Flexible Growth Fund (Class 2)
VP US Flex Mod Gro, Cl 2	Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2)
Wanger Intl	Wanger International
Wanger USA	Wanger USA
WF VT Index Asset Alloc, Cl 2	Wells Fargo VT Index Asset Allocation Fund – Class 2
WF VT Intl Eq, Cl 1	Wells Fargo VT International Equity Fund – Class 1
WF VT Intl Eq, Cl 2	Wells Fargo VT International Equity Fund – Class 2
WF VT Omega Gro, Cl 1	Wells Fargo VT Omega Growth Fund – Class 1
WF VT Omega Gro, Cl 2	Wells Fargo VT Omega Growth Fund – Class 2
WF VT Opp, Cl 1	Wells Fargo VT Opportunity Fund – Class 1

296	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Division	Fund
WF VT Opp, Cl 2	Wells Fargo VT Opportunity Fund – Class 2
WF VT Sm Cap Gro, Cl 2	Wells Fargo VT Small Cap Growth Fund – Class 2

(1)	Oppenheimer Capital Appreciation Fund/VA is scheduled to merge into Invesco Oppenheimer V.I. Capital Appreciation Fund, Series I Shares on or about May 24, 2019.
(2)	Oppenheimer Capital Appreciation Fund/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Capital Appreciation Fund, Series II Shares on or about May 24, 2019.
(3)	Oppenheimer Global Fund/VA is scheduled to merge into Invesco Oppenheimer V.I. Global Fund, Series I Shares on or about May 24, 2019.
(4)	Oppenheimer Global Fund/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Global Fund, Series II Shares on or about May 24, 2019.
(5)	Oppenheimer Global Strategic Income Fund/VA is scheduled to merge into Invesco Oppenheimer V.I. Global Strategic Income Fund, Series I Shares on or about May 24, 2019.
(6)	Oppenheimer Global Strategic Income Fund/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares on or about May 24, 2019.
(7)	Oppenheimer Main Street Fund®/VA is scheduled to merge into Invesco Oppenheimer V.I. Main Street Fund, Series I Shares on or about May 24, 2019.
(8)	Oppenheimer Main Street Small Cap Fund®/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares on or about May 24, 2019.
(9)	Putnam VT Growth and Income Fund – Class IA Shares merged into Putnam VT Equity Income Fund – Class IA Shares on May 12, 2017.
(10)	Putnam VT Growth and Income Fund – Class IB Shares merged into Putnam VT Equity Income Fund – Class IB Shares on May 12, 2017.
(11)	For the period May 12, 2017 (commencement of operations) to December 31, 2017.
(12)	For the period September 18, 2017 (commencement of operations) to December 31, 2017.

The assets of each division of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life.

RiverSource Life serves as issuer of the contracts.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments in the Funds

Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the divisions on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the division’s share of the Funds’ undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

The Account categorizes its fair value measurements according to a three-level hierarchy. This hierarchy prioritizes the inputs used by the Account to value investment securities. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2 – Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3 – Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The Funds in the Accounts have been measured at fair value using the net asset value per share (or its equivalent) as a practical expedient and are therefore not categorized in the fair value hierarchy. There were no transfers between levels in the period ended December 31, 2018.

Variable Payout

Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 3.5% or 5% based on the annuitant’s election, or as regulated by the laws of the respective states. The mortality risk is fully borne by RiverSource Life and may result in additional amounts being transferred into the variable annuity account by RiverSource Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

Federal Income Taxes

RiverSource Life is taxed as a life insurance company. The Account is treated as part of RiverSource Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	297

Subsequent Events

Management has evaluated Account related events and transactions that occurred through the date the financial statements were issued. Management noted there were no items requiring adjustments or additional disclosures in the Account’s financial statements.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

Recent Accounting Pronouncement

Accounting Standards Update 2018-13 Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement. ASU No. 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for the timing of transfers between levels. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement disclosures, if any.

3.  VARIABLE ACCOUNT EXPENSES

RiverSource Life deducts a daily mortality and expense risk fee and a daily administrative charge equal, on an annual basis, to the following percent of the average daily net assets of each subaccount.

Product	Mortality and expense risk fee	Administrative charge
EG Essential	0.85% to 1.70% (depending on the contract and death benefit option selected)	0.15%
EG New Solutions	0.85% to 1.70% (depending on the contract and death benefit option selected)	0.15%
EG New Solutions Select	1.00% to 1.75% (depending on the contract and death benefit option selected)	0.15%
EG Pathways	1.25% to 1.65% (depending on the contract and death benefit option selected)	0.15%
EG Pathways Select	1.55% to 2.05% (depending on the contract and death benefit option selected)	0.15%
EG Privilege	1.25% to 1.65% (depending on the contract and death benefit option selected)	0.15%
AccessChoice Select	1.55% to 2.05% (depending on the contract and death benefit option selected)	0.15%
Builder Select	1.25% to 1.95% (depending on the contract and death benefit option selected)	0.15%
Endeavor Select	0.90% to 1.75% (depending on the contract and death benefit option selected)	0.15%
FlexChoice	1.25% to 1.65% (depending on the contract and death benefit option selected)	0.15%
FlexChoice Select	1.55% to 2.10% (depending on the contract and death benefit option selected)	0.15%
Galaxy	1.00% to 1.10% (depending on the contract and death benefit option selected)	0.15%
Innovations	0.85% to 1.70% (depending on the contract and death benefit option selected)	0.15%
Innovations Select	0.85% to 1.85% (depending on the contract and death benefit option selected)	0.15%
Innovations Classic	0.85% to 1.70% (depending on the contract and death benefit option selected)	0.15%
Innovations Classic Select	0.90% to 1.75% (depending on the contract and death benefit option selected)	0.15%

298	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Product	Mortality and expense risk fee	Administrative charge
New Solutions	0.85% to 1.20% (depending on the contract and death benefit option selected)	0.15%
Personal Portfolio	1.25%	0.15%
Personal Portfolio Plus	1.25%	0.15%
Personal Portfolio Plus[2]	1.25%	0.15%
Pinnacle	1.00% to 1.10% (depending on the contract and death benefit option selected)	0.15%
Platinum	1.25%	0.15%
Preferred	1.25%	0.15%
Signature	1.25%	0.15%
Signature Select	1.30% to 1.75% (depending on the contract and death benefit option selected)	0.15%
Signature One	1.35% to 1.45% (depending on the contract and death benefit option selected)	0.15%
Signature One Select	1.30% to 2.05% (depending on the contract and death benefit option selected)	0.15%
Wells Advantage	1.05% to 1.50% (depending on the contract and death benefit option selected)	0.15%
Wells Advantage Select	0.90% to 1.75% (depending on the contract and death benefit option selected)	0.15%
Wells Builder	1.10% to 1.55% (depending on the contract and death benefit option selected)	0.15%
Wells Choice	1.25% to 1.65% (depending on the contract and death benefit option selected)	0.15%
Wells Choice Select	1.55% to 2.05% (depending on the contract and death benefit option selected)	0.15%

4.  CONTRACT CHARGES

RiverSource Life deducts a contract administrative charge of $30 to $40 per year on the contract anniversary depending upon the product selected. This charge reimburses RiverSource Life for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

Optional riders are available on certain products and if selected, the related fees are deducted annually from the contract value on the contract anniversary. Additional information can be found in the applicable product’s prospectus.

5.  WITHDRAWAL CHARGES

RiverSource Life may assess a withdrawal charge to help it recover certain expenses related to the sale of the annuity. When applicable, a withdrawal charge will apply for a maximum number of years, as depicted in the withdrawal charge schedule included in the applicable product’s prospectus. Such charges are not treated as a separate expense of the divisions as they are ultimately deducted from contract withdrawal benefits paid by RiverSource Life. Charges by RiverSource Life for withdrawals are not identified on an individual division basis.

6.  RELATED PARTY TRANSACTIONS

RiverSource Life is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial).

The following table reflects fees paid by certain affiliated funds to Ameriprise Financial and its affiliates. Additional details about these asset based charges can be found in the respective Fund’s annual report or prospectus.

Fee Agreement:	Fees Paid To:
Management Agreement	Columbia Management Investment Advisers, LLC
Shareholder Services Agreement	Columbia Management Investment Services Corp.
Plan and Agreement of Distribution	Columbia Management Investment Distributors, Inc.
Investment Advisory Agreement	Columbia Wanger Asset Management, LLC
Administrative Services Agreement	Columbia Wanger Asset Management, LLC

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	299

7.  INVESTMENT TRANSACTIONS

The divisions’ purchases of Funds’ shares, including reinvestment of dividend distributions, for the year ended December 31, 2018 were as follows:

Division	Purchases
AB VPS Bal Wealth Strategy, Cl B	$31,296
AB VPS Global Thematic Gro, Cl B	1,807
AB VPS Gro & Inc, Cl B	668,301
AB VPS Inter Bond, Cl B	77,867
AB VPS Intl Val, Cl B	1,776,045
AB VPS Lg Cap Gro, Cl B	379,580
AC VP Inc & Gro, Cl I	29,488
AC VP Inflation Prot, Cl II	1,447,456
AC VP Intl, Cl II	7,969
AC VP Mid Cap Val, Cl II	13,016
AC VP Ultra, Cl II	1,143,723
AC VP Val, Cl I	5,516
AC VP Val, Cl II	3,730
CB Var Sm Cap Gro, Cl I	72,581
Col VP Asset Alloc, Cl 1	6,538
Col VP Bal, Cl 3	12,094
Col VP Disciplined Core, Cl 3	124,663
Col VP Divd Opp, Cl 3	548,798
Col VP Emer Mkts, Cl 3	1,584,053
Col VP Govt Money Mkt, Cl 3	2,228,685
Col VP Hi Yield Bond, Cl 3	471,306
Col VP Inc Opp, Cl 1	14,282
Col VP Inc Opp, Cl 3	507,761
Col VP Inter Bond, Cl 3	643,060
Col VP Lg Cap Gro, Cl 1	—
Col VP Lg Cap Gro, Cl 3	6,103
Col VP Lg Cap Index, Cl 3	12,268
Col VP Mid Cap Gro, Cl 3	24,387
Col VP Mid Cap Val, Cl 3	2,015
Col VP Overseas Core, Cl 3	48,957
Col VP Select Lg Cap Val, Cl 3	1,760
Col VP Select Sm Cap Val, Cl 3	3,505
Col VP Sm Cap Val, Cl 2	291,735
Col VP Sm Co Gro, Cl 1	2,960
Col VP US Govt Mtge, Cl 1	9,019
Col VP US Govt Mtge, Cl 3	370,551
CS Commodity Return	5,069
CTIVP BR Gl Infl Prot Sec, Cl 3	120,527
CTIVP Loomis Sayles Gro, Cl 1	45,422
CTIVP MFS Blend Res Core Eq, Cl 3	78,217
CTIVP Vty Sycamore Estb Val, Cl 3	698
Drey IP MidCap Stock, Serv	12,856
Drey IP Tech Gro, Serv	332,688
Drey Sus US Eq, Init	87,003
Drey VIF Appr, Serv	14,376
Drey VIF Intl Eq, Serv	4,037
Drey VIF Intl Val, Serv	1,691
EV VT Floating-Rate Inc, Init Cl	46,057
Fid VIP Bal, Serv Cl	14,837
Fid VIP Bal, Serv Cl 2	8,995
Fid VIP Contrafund, Serv Cl	301,657
Fid VIP Contrafund, Serv Cl 2	5,478,780
Fid VIP Dyn Appr, Serv Cl 2	66,952
Fid VIP Gro & Inc, Serv Cl	102,347
Fid VIP Gro & Inc, Serv Cl 2	64,723
Fid VIP Gro, Serv Cl	8,317

Division	Purchases
Fid VIP Gro, Serv Cl 2	$297,075
Fid VIP Hi Inc, Serv Cl	49,868
Fid VIP Hi Inc, Serv Cl 2	17,109
Fid VIP Invest Gr, Serv Cl 2	840,714
Fid VIP Mid Cap, Serv Cl	711,356
Fid VIP Mid Cap, Serv Cl 2	1,808,196
Fid VIP Overseas, Serv Cl	69,420
Fid VIP Overseas, Serv Cl 2	348,035
Frank Global Real Est, Cl 2	95,821
Frank Inc, Cl 2	313,072
Frank Mutual Shares, Cl 2	1,664,079
Frank Rising Divd, Cl 2	38,982
Frank Sm Cap Val, Cl 2	729,268
Frank Sm Mid Cap Gro, Cl 2	669,635
GS VIT Intl Eq Insights, Inst	10,364
GS VIT Mid Cap Val, Inst	1,867,745
GS VIT Strategic Gro, Inst	63,427
GS VIT U.S. Eq Insights, Inst	326,151
Invesco VI Am Fran, Ser I	385,586
Invesco VI Am Fran, Ser II	59,490
Invesco VI Comstock, Ser II	4,579,118
Invesco VI Core Eq, Ser I	546,551
Invesco VI Core Eq, Ser II	38,473
Invesco VI Gro & Inc, Ser II	81,069
Invesco VI Hlth, Ser II	12,095
Invesco VI Intl Gro, Ser I	19,941
Invesco VI Intl Gro, Ser II	124,544
Invesco VI Mid Cap Core Eq, Ser II	188,068
Invesco VI Mid Cap Gro, Ser I	22,261
Invesco VI Mid Cap Gro, Ser II	61,044
Invesco VI Val Opp, Ser II	1,058,581
Janus Henderson VIT Bal, Inst	98,425
Janus Henderson VIT Enter, Serv	73,164
Janus Henderson VIT Gbl Res, Inst	9,249
Janus Henderson VIT Gbl Tech, Serv	8,988
Janus Henderson VIT Overseas, Serv	12,603
Janus Henderson VIT Res, Serv	201,924
JPM Ins Trust U.S. Eq, Cl 1	46,984
Lazard Retire Intl Eq, Serv	3,579
Lazard Retire US Eq Select, Serv	10,605
LVIP Baron Gro Opp, Serv Cl	12,928
MFS Inv Trust, Init Cl	97,160
MFS Inv Trust, Serv Cl	24,892
MFS Mass Inv Gro Stock, Serv Cl	110,422
MFS New Dis, Init Cl	73,651
MFS New Dis, Serv Cl	232,376
MFS Research, Init Cl	134,405
MFS Total Return, Init Cl	4,811
MFS Total Return, Serv Cl	1,098,573
MFS Utilities, Init Cl	302,018
MFS Utilities, Serv Cl	19,800
MS VIF Global Real Est, Cl II	40,712
MS VIF Mid Cap Gro, Cl II	28,378
MS VIF US Real Est, Cl I	18,021
MS VIF US Real Est, Cl II	82,513
Oppen Cap Appr VA	64,561

300	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Division	Purchases
Oppen Cap Appr VA, Serv	$1,264,052
Oppen Global VA	117
Oppen Global VA, Serv	233,152
Oppen Global Strategic Inc VA	9,237
Oppen Global Strategic Inc VA, Srv	1,877,498
Oppen Main St VA	4,059
Oppen Main St Sm Cap VA, Serv	381,462
PIMCO VIT All Asset, Advisor Cl	81,232
Put VT Div Inc, Cl IA	33,356
Put VT Div Inc, Cl IB	16,133
Put VT Eq Inc, Cl IA	123,986
Put VT Eq Inc, Cl IB	234,396
Put VT Global Eq, Cl IA	2,207
Put VT Global Hlth Care, Cl IB	171,993
Put VT Gro Opp, Cl IA	18,972
Put VT Gro Opp, Cl IB	46,690
Put VT Hi Yield, Cl IA	29,246
Put VT Hi Yield, Cl IB	9,760
Put VT Inc, Cl IB	2,243
Put VT Intl Eq, Cl IB	124,409
Put VT Intl Gro, Cl IB	26,155
Put VT Intl Val, Cl IB	4
Put VT Research, Cl IB	117
Put VT Sm Cap Val, Cl IB	217,129
Put VT Sus Leaders, Cl IA	239,166
Put VT Sus Leaders, Cl IB	369,450
Royce Micro-Cap, Invest Cl	27,913
Royce Sm-Cap, Invest Cl	10,097
Temp Dev Mkts, Cl 2	4,525
Temp Foreign, Cl 2	255,528
Temp Global Bond, Cl 2	512,451
Temp Gro, Cl 2	109,433

Division	Purchases
Third Ave Val	$6,740
VP Aggr, Cl 2	1,467,296
VP Aggr, Cl 4	3,535,346
VP Conserv, Cl 2	2,791,442
VP Conserv, Cl 4	6,244,913
VP Man Risk, Cl 2	84,253
VP Man Risk US, Cl 2	31,722
VP Man Vol Conserv, Cl 2	3,412,168
VP Man Vol Conserv Gro, Cl 2	5,739,009
VP Man Vol Gro, Cl 2	5,798,127
VP Man Vol Mod Gro, Cl 2	6,708,808
VP Mod, Cl 2	9,834,151
VP Mod, Cl 4	19,652,761
VP Mod Aggr, Cl 2	2,905,470
VP Mod Aggr, Cl 4	4,433,290
VP Mod Conserv, Cl 2	2,025,734
VP Mod Conserv, Cl 4	3,021,691
VP Ptnrs Sm Cap Val, Cl 3	595,318
VP US Flex Conserv Gro, Cl 2	122,881
VP US Flex Gro, Cl 2	2,548,211
VP US Flex Mod Gro, Cl 2	457,728
Wanger Intl	1,773,367
Wanger USA	2,470,644
WF VT Index Asset Alloc, Cl 2	798,995
WF VT Intl Eq, Cl 1	48,029
WF VT Intl Eq, Cl 2	2,201,508
WF VT Omega Gro, Cl 1	79,208
WF VT Omega Gro, Cl 2	2,357,914
WF VT Opp, Cl 1	49,096
WF VT Opp, Cl 2	515,762
WF VT Sm Cap Gro, Cl 2	478,703

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	301

8.  ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS

The following is a summary of accumulation unit values at December 31, 2018:

Subaccount	AB VPS Bal Wealth Strategy, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Inter Bond, Cl B	AB VPS Intl Val, Cl B
1.00%	$1.60	$0.68	$2.21	$—	$1.00
1.05%	1.59	1.37	1.89	—	0.71
1.10%	1.59	0.67	2.17	—	—
1.15%	1.58	1.36	2.19	—	1.15
1.20%	1.57	1.58	2.37	—	0.69
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.56	0.65	2.11	—	0.69
1.30%	1.55	2.19	2.89	—	1.12
1.35%	1.55	0.64	2.07	—	1.12
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	1.54	0.99	2.66	1.74	1.11
1.45%	1.53	1.52	2.28	—	1.10
1.50%	1.52	0.58	2.62	1.58	1.09
1.55%	1.51	2.10	2.77	—	1.08
1.60%	1.51	0.61	2.58	1.68	1.08
1.65%	1.50	2.07	2.73	—	1.07
1.70%	1.49	1.95	2.54	—	1.06
1.75%	1.48	1.45	2.18	—	1.05
1.80%	1.48	1.91	2.48	—	1.04
1.85%	1.47	2.00	2.64	—	1.04
1.90%	1.46	1.24	1.96	—	1.03
1.95%	1.45	1.23	1.95	—	1.02
2.00%	1.45	1.23	1.93	—	1.01
2.05%	1.44	1.22	1.92	—	1.01
2.10%	1.43	1.21	1.90	—	1.00
2.15%	1.42	1.21	1.89	—	0.99
2.20%	1.42	1.20	1.88	—	0.98
2.25%	—	1.40	2.16	—	0.89

Subaccount	AB VPS Lg Cap Gro, Cl B	AC VP Inc & Gro, Cl I	AC VP Inflation Prot, Cl II	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II
1.00%	$1.61	$—	$—	$—	$2.33
1.05%	—	—	1.31	1.21	1.91
1.10%	1.58	—	—	—	—
1.15%	—	—	1.35	1.71	1.89
1.20%	2.92	—	1.28	1.19	1.88
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.53	—	1.27	1.18	1.86
1.30%	3.50	—	1.32	1.67	1.85
1.35%	1.51	—	1.31	1.66	1.84
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	1.80	2.52	1.30	1.16	1.83
1.45%	2.81	—	1.29	1.63	1.82
1.50%	1.46	—	1.28	1.62	1.81
1.55%	3.36	—	1.27	1.61	1.80
1.60%	1.55	—	1.26	1.13	1.79
1.65%	3.31	—	1.25	1.59	1.78
1.70%	2.95	—	1.24	1.58	1.77
1.75%	2.69	—	1.23	1.56	1.76
1.80%	2.90	—	1.22	1.55	1.75
1.85%	3.21	—	1.21	1.54	1.74
1.90%	—	—	1.21	1.53	1.73
1.95%	—	—	1.20	1.52	1.72
2.00%	—	—	1.19	1.51	1.71
2.05%	—	—	1.18	1.50	1.70
2.10%	—	—	1.17	1.49	1.69
2.15%	—	—	1.16	1.48	1.68
2.20%	—	—	1.15	1.46	1.67
2.25%	—	—	—	—	2.08

302	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Subaccount	AC VP Ultra, Cl II	AC VP Val, Cl I	AC VP Val, Cl II	CB Var Sm Cap Gro, Cl I	Col VP Asset Alloc, Cl 1
1.00%	$2.78	$—	$2.08	$2.96	$—
1.05%	2.37	—	1.80	2.35	—
1.10%	—	—	—	—	—
1.15%	2.49	—	2.12	2.32	2.50
1.20%	2.33	—	1.77	2.31	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	2.31	—	1.76	2.30	2.46
1.30%	2.44	—	2.07	2.28	—
1.35%	2.42	—	2.05	2.27	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	2.27	3.36	2.04	2.26	—
1.45%	2.38	—	2.02	2.25	—
1.50%	2.37	—	2.01	2.23	—
1.55%	2.35	—	2.00	2.22	—
1.60%	2.21	—	1.98	2.21	—
1.65%	2.31	—	1.97	2.19	—
1.70%	2.30	—	1.95	2.18	—
1.75%	2.28	—	1.94	2.17	—
1.80%	2.26	—	1.92	2.16	—
1.85%	2.25	—	1.91	2.14	—
1.90%	2.23	—	1.90	2.13	—
1.95%	2.22	—	1.88	2.12	—
2.00%	2.20	—	1.87	2.11	—
2.05%	2.18	—	1.85	2.09	—
2.10%	2.17	—	1.84	2.08	—
2.15%	2.15	—	1.83	2.07	—
2.20%	2.14	—	1.81	2.06	—
2.25%	2.48	—	1.85	2.64	—

Subaccount	Col VP Bal, Cl 3	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 3	Col VP Govt Money Mkt, Cl 3
1.00%	$1.82	$2.00	$2.60	$1.15	$1.07
1.05%	—	1.98	1.61	1.34	0.99
1.10%	1.79	1.98	2.55	—	1.01
1.15%	1.87	2.29	2.61	2.94	1.06
1.20%	—	1.49	2.80	1.31	0.98
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.84	1.48	2.57	2.88	1.05
1.30%	—	2.24	3.29	2.35	0.96
1.35%	1.70	2.22	2.45	2.33	1.00
1.40%	—	—	2.50	—	—
1.40%	—	—	2.70	—	—
1.40%	3.44	3.27	—	2.32	1.20
1.45%	—	1.42	2.67	2.30	0.95
1.50%	1.59	1.41	2.65	2.28	0.97
1.55%	—	2.16	3.16	2.26	0.93
1.60%	1.63	1.41	2.59	2.25	0.96
1.65%	—	1.37	2.58	2.23	0.91
1.70%	1.78	1.35	2.55	2.21	0.89
1.75%	—	2.10	2.31	2.20	0.91
1.80%	1.73	2.69	2.30	2.18	0.88
1.85%	—	2.07	3.00	2.17	0.88
1.90%	—	2.05	2.06	2.15	0.89
1.95%	—	2.04	2.05	2.14	0.89
2.00%	—	2.02	2.03	2.12	0.88
2.05%	—	2.01	2.02	2.10	0.87
2.10%	—	1.99	2.00	2.09	0.87
2.15%	—	1.98	1.99	2.07	0.86
2.20%	—	1.96	1.97	2.06	0.85
2.25%	—	2.35	1.76	1.03	0.83

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	303

Subaccount	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 1	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 1
1.00%	$1.62	$—	$1.58	$1.62	$—
1.05%	1.89	—	1.85	1.44	—
1.10%	—	—	—	1.59	—
1.15%	2.40	0.99	2.07	1.77	1.99
1.20%	2.31	—	1.82	1.48	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	2.36	0.99	1.80	1.74	1.97
1.30%	2.11	—	2.04	1.48	—
1.35%	2.10	—	2.03	1.53	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	2.23	—	1.77	2.23	—
1.45%	2.16	—	2.00	1.42	—
1.50%	2.12	—	1.99	1.64	—
1.55%	2.04	—	1.97	1.42	—
1.60%	2.10	—	1.73	1.61	—
1.65%	2.08	—	1.94	1.40	—
1.70%	2.06	—	1.93	1.41	—
1.75%	1.98	—	1.91	1.36	—
1.80%	2.15	—	1.90	1.35	—
1.85%	1.95	—	1.89	1.35	—
1.90%	1.94	—	1.87	1.32	—
1.95%	1.92	—	1.86	1.31	—
2.00%	1.91	—	1.85	1.30	—
2.05%	1.89	—	1.83	1.29	—
2.10%	1.88	—	1.82	1.28	—
2.15%	1.87	—	1.81	1.28	—
2.20%	1.85	—	1.79	1.27	—
2.25%	1.44	—	1.41	1.12	—

Subaccount	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3	Col VP Overseas Core, Cl 3
1.00%	$2.37	$1.93	$2.77	$2.10	$1.28
1.05%	2.00	2.08	1.83	1.50	1.10
1.10%	2.33	1.89	2.72	—	—
1.15%	2.37	1.92	2.17	1.49	1.62
1.20%	2.46	2.54	2.22	1.48	1.08
1.25%	—	—	—	—	—
1.25%	—	1.89	—	—	—
1.25%	—	1.84	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	2.27	—	2.65	1.47	1.08
1.30%	2.83	3.07	2.70	1.46	1.58
1.35%	2.23	1.81	2.61	1.45	1.57
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	1.00	3.02	2.59	1.44	1.75
1.45%	2.37	2.45	2.13	1.43	1.55
1.50%	0.98	2.43	2.55	1.43	1.54
1.55%	2.72	2.94	2.60	1.42	1.53
1.60%	1.01	2.92	2.51	1.41	1.03
1.65%	2.68	2.89	2.55	1.40	1.50
1.70%	2.19	2.23	2.47	1.39	1.49
1.75%	2.27	2.34	2.04	1.39	1.48
1.80%	2.16	2.20	2.43	1.38	1.47
1.85%	2.59	2.79	2.47	1.37	1.46
1.90%	2.13	2.17	1.95	1.36	1.45
1.95%	2.11	2.15	1.93	1.35	1.44
2.00%	2.10	2.14	1.92	1.35	1.43
2.05%	2.08	2.12	1.90	1.34	1.42
2.10%	2.07	2.11	1.89	1.33	1.41
2.15%	2.05	2.09	1.88	1.32	1.40
2.20%	2.04	2.08	1.86	1.31	1.39
2.25%	2.33	2.18	—	1.87	1.14

304	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Subaccount	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3	Col VP Sm Cap Val, Cl 2	Col VP Sm Co Gro, Cl 1	Col VP US Govt Mtge, Cl 1
1.00%	$—	$2.63	$2.06	$—	$—
1.05%	1.92	—	1.69	—	—
1.10%	—	2.58	—	—	—
1.15%	2.31	2.82	2.32	3.71	1.06
1.20%	1.88	2.20	1.66	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.87	2.77	1.65	3.65	1.05
1.30%	2.26	—	2.27	—	—
1.35%	2.24	2.47	2.26	—	—
1.40%	—	2.33	—	—	—
1.40%	—	2.12	—	—	—
1.40%	1.83	—	1.62	—	—
1.45%	2.21	2.09	2.22	—	—
1.50%	2.19	2.08	2.21	—	—
1.55%	2.18	—	2.19	—	—
1.60%	1.79	2.28	1.58	—	—
1.65%	2.15	2.02	2.16	—	—
1.70%	2.13	2.00	2.14	—	—
1.75%	2.11	—	2.13	—	—
1.80%	2.10	2.47	2.11	—	—
1.85%	2.08	—	2.10	—	—
1.90%	2.07	—	2.08	—	—
1.95%	2.05	—	2.07	—	—
2.00%	2.04	—	2.05	—	—
2.05%	2.02	—	2.04	—	—
2.10%	2.01	—	2.02	—	—
2.15%	1.99	—	2.01	—	—
2.20%	1.98	—	1.99	—	—
2.25%	—	—	1.84	—	—

Subaccount	Col VP US Govt Mtge, Cl 3	CS Commodity Return	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP Loomis Sayles Gro, Cl 1	CTIVP MFS Blend Res Core Eq, Cl 3
1.00%	$1.39	$0.53	$1.22	$1.35	$1.95
1.05%	1.17	0.44	1.42	1.34	1.48
1.10%	1.36	—	—	—	—
1.15%	1.17	0.43	1.40	1.34	1.47
1.20%	1.35	0.43	1.39	1.34	1.46
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.34	—	—	—	—
1.25%	1.34	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	0.43	1.38	1.34	1.45
1.30%	1.14	0.42	1.37	1.33	1.44
1.35%	1.31	0.42	1.37	1.33	1.43
1.40%	1.30	—	—	—	—
1.40%	1.30	—	—	—	—
1.40%	—	0.42	1.36	1.33	1.43
1.45%	1.28	0.42	1.35	1.33	1.42
1.50%	1.27	0.41	1.34	1.33	1.41
1.55%	1.09	0.41	1.33	1.33	1.40
1.60%	1.25	0.41	1.32	1.32	1.39
1.65%	1.23	0.41	1.32	1.32	1.38
1.70%	1.22	0.40	1.31	1.32	1.38
1.75%	1.07	0.40	1.30	1.32	1.37
1.80%	1.07	0.40	1.29	1.32	1.36
1.85%	1.04	0.40	1.28	1.31	1.35
1.90%	1.05	0.39	1.27	1.31	1.34
1.95%	1.04	0.39	1.27	1.31	1.34
2.00%	1.03	0.39	1.26	1.31	1.33
2.05%	1.02	0.39	1.25	1.31	1.32
2.10%	1.01	0.39	1.24	1.31	1.31
2.15%	1.01	0.38	1.23	1.30	1.31
2.20%	1.00	0.38	1.23	1.30	1.30
2.25%	0.97	0.47	1.09	1.30	1.74

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	305

Subaccount	CTIVP Vty Sycamore Estb Val, Cl 3	Drey IP MidCap Stock, Serv	Drey IP Tech Gro, Serv	Drey Sus US Eq, Init	Drey VIF Appr, Serv
1.00%	$2.49	$—	$—	$—	$—
1.05%	2.17	1.76	2.74	—	2.00
1.10%	—	—	—	—	—
1.15%	2.56	2.30	3.02	—	2.16
1.20%	2.13	1.73	2.69	1.33	1.97
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	2.12	1.72	2.67	1.32	1.95
1.30%	2.50	2.25	2.95	—	2.11
1.35%	2.48	2.24	2.93	—	2.10
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	2.46	1.68	2.91	1.54	2.08
1.45%	2.45	2.20	2.89	1.27	2.07
1.50%	2.43	2.19	2.87	1.26	2.05
1.55%	2.41	2.17	2.85	—	2.04
1.60%	2.39	1.64	2.82	2.68	2.02
1.65%	2.38	2.14	2.80	1.22	2.01
1.70%	2.36	2.12	2.78	1.21	1.99
1.75%	2.34	2.11	2.76	—	1.98
1.80%	2.32	2.09	2.74	2.59	1.96
1.85%	2.31	2.08	2.72	—	1.95
1.90%	2.29	2.06	2.70	—	1.93
1.95%	2.27	2.05	2.68	—	1.92
2.00%	2.26	2.03	2.66	—	1.91
2.05%	2.24	2.02	2.64	—	1.89
2.10%	2.22	2.00	2.62	—	1.88
2.15%	2.21	1.99	2.61	—	1.87
2.20%	2.19	1.97	2.59	—	1.85
2.25%	2.22	—	—	—	—

Subaccount	Drey VIF Intl Eq, Serv	Drey VIF Intl Val, Serv	EV VT Floating-Rate Inc, Init Cl	Fid VIP Bal, Serv Cl	Fid VIP Bal, Serv Cl 2
1.00%	$1.24	$1.00	$1.31	$—	$—
1.05%	0.93	0.86	1.29	—	—
1.10%	—	—	—	—	—
1.15%	0.92	1.21	1.28	2.09	—
1.20%	0.92	0.84	1.27	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	0.91	0.83	1.26	2.05	—
1.30%	0.91	1.19	1.25	—	—
1.35%	0.90	1.18	1.25	—	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	0.90	0.82	1.24	—	2.13
1.45%	0.89	1.16	1.23	—	—
1.50%	0.89	1.15	1.23	—	2.04
1.55%	0.88	1.14	1.22	—	—
1.60%	0.88	0.80	1.21	—	2.06
1.65%	0.87	1.13	1.20	—	—
1.70%	0.87	1.12	1.20	—	1.97
1.75%	0.86	1.11	1.19	—	—
1.80%	0.86	1.10	1.19	—	1.94
1.85%	0.85	1.09	1.18	—	—
1.90%	0.85	1.09	1.17	—	—
1.95%	0.84	1.08	1.16	—	—
2.00%	0.84	1.07	1.16	—	—
2.05%	0.83	1.06	1.15	—	—
2.10%	0.83	1.05	1.14	—	—
2.15%	0.82	1.05	1.14	—	—
2.20%	0.82	1.04	1.13	—	—
2.25%	1.11	0.89	1.16	—	—

306	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Subaccount	Fid VIP Contrafund, Serv Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Dyn Appr, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2
1.00%	$2.74	$3.05	$—	$—	$—
1.05%	—	1.96	—	—	—
1.10%	2.69	3.00	—	—	—
1.15%	—	2.66	—	1.94	—
1.20%	—	2.81	2.77	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	2.62	2.93	2.74	1.90	—
1.30%	—	3.46	—	—	—
1.35%	2.57	2.88	—	—	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	—	3.21	2.67	1.90	2.11
1.45%	—	2.70	2.65	—	—
1.50%	—	3.16	2.62	1.84	2.07
1.55%	—	3.33	—	—	—
1.60%	—	3.10	3.09	1.85	2.04
1.65%	—	3.28	2.56	—	—
1.70%	—	3.06	2.53	—	2.03
1.75%	—	2.58	—	—	—
1.80%	—	3.00	2.99	—	1.97
1.85%	—	3.17	—	—	—
1.90%	—	2.38	—	—	—
1.95%	—	2.36	—	—	—
2.00%	—	2.34	—	—	—
2.05%	—	2.33	—	—	—
2.10%	—	2.31	—	—	—
2.15%	—	2.29	—	—	—
2.20%	—	2.28	—	—	—
2.25%	—	2.01	—	—	—

Subaccount	Fid VIP Gro, Serv Cl	Fid VIP Gro, Serv Cl 2	Fid VIP Hi Inc, Serv Cl	Fid VIP Hi Inc, Serv Cl 2	Fid VIP Invest Gr, Serv Cl 2
1.00%	$—	$2.58	$1.81	$—	$1.22
1.05%	—	2.35	—	—	1.43
1.10%	—	2.54	1.78	—	—
1.15%	1.98	2.61	—	—	1.46
1.20%	—	2.62	—	2.16	1.40
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.94	2.47	1.73	2.14	1.39
1.30%	—	3.38	—	—	1.43
1.35%	—	2.43	1.70	—	1.42
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	—	2.35	—	2.09	1.37
1.45%	—	2.52	—	2.07	1.40
1.50%	—	2.31	—	2.05	1.39
1.55%	—	3.25	—	—	1.38
1.60%	—	2.27	—	2.10	1.33
1.65%	—	3.20	—	2.00	1.36
1.70%	—	2.23	—	1.98	1.35
1.75%	—	2.41	—	—	1.34
1.80%	—	2.20	—	2.04	1.33
1.85%	—	3.10	—	—	1.32
1.90%	—	2.34	—	—	1.31
1.95%	—	2.32	—	—	1.30
2.00%	—	2.30	—	—	1.29
2.05%	—	2.29	—	—	1.28
2.10%	—	2.27	—	—	1.27
2.15%	—	2.25	—	—	1.26
2.20%	—	2.24	—	—	1.25
2.25%	—	—	—	—	1.09

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	307

Subaccount	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl	Fid VIP Overseas, Serv Cl 2	Frank Global Real Est, Cl 2
1.00%	$4.28	$3.44	$—	$1.74	$1.89
1.05%	—	1.82	—	1.11	0.98
1.10%	4.21	3.39	—	1.72	1.85
1.15%	5.64	2.86	—	1.58	1.52
1.20%	—	3.72	—	1.71	2.81
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	5.54	3.68	—	1.67	2.78
1.30%	—	3.95	—	2.29	2.01
1.35%	4.01	3.25	—	1.65	1.78
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	5.41	3.59	1.33	2.25	2.54
1.45%	—	3.56	—	1.65	2.37
1.50%	3.70	3.53	1.13	1.64	2.35
1.55%	—	3.79	—	2.20	1.93
1.60%	3.64	3.29	1.04	2.18	2.58
1.65%	—	3.43	—	2.17	2.29
1.70%	—	3.40	—	1.45	2.27
1.75%	—	2.83	—	1.58	1.42
1.80%	—	3.18	—	1.43	1.75
1.85%	—	3.60	—	2.10	1.79
1.90%	—	2.56	—	1.41	1.36
1.95%	—	2.55	—	1.40	—
2.00%	—	2.53	—	1.39	1.34
2.05%	—	2.51	—	1.38	1.33
2.10%	—	2.49	—	1.37	1.32
2.15%	—	2.47	—	1.36	1.31
2.20%	—	2.45	—	1.35	1.30
2.25%	—	1.78	—	1.20	—

Subaccount	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2	Frank Rising Divd, Cl 2	Frank Sm Cap Val, Cl 2	Frank Sm Mid Cap Gro, Cl 2
1.00%	$1.64	$2.45	$—	$2.79	$1.69
1.05%	1.67	1.48	2.04	—	1.87
1.10%	—	2.41	—	2.74	1.66
1.15%	1.96	2.52	2.43	4.43	2.21
1.20%	2.88	2.54	2.00	2.68	1.19
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	2.52	—	—	—
1.25%	—	2.48	—	—	—
1.25%	2.85	—	1.99	4.34	2.17
1.30%	1.92	2.35	2.38	3.50	3.08
1.35%	1.91	2.30	2.36	2.63	1.59
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	2.37	2.44	1.95	2.87	1.06
1.45%	2.35	2.30	2.32	2.57	1.13
1.50%	2.33	2.28	2.31	2.82	1.04
1.55%	1.85	2.26	2.29	3.36	2.96
1.60%	2.27	2.39	1.90	2.77	2.17
1.65%	2.27	2.22	2.26	2.49	1.01
1.70%	2.24	2.19	2.24	2.73	1.00
1.75%	1.80	1.86	2.22	2.53	2.14
1.80%	2.32	1.86	2.21	2.68	2.10
1.85%	1.77	2.15	2.19	3.20	2.82
1.90%	1.76	1.68	2.18	—	2.01
1.95%	1.75	1.67	2.16	—	1.99
2.00%	1.73	1.66	2.14	—	1.98
2.05%	1.72	1.65	2.13	—	1.96
2.10%	1.71	1.63	2.11	—	1.95
2.15%	1.70	1.62	2.10	—	1.94
2.20%	1.68	1.61	2.08	—	1.92
2.25%	1.46	—	—	—	—

308	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Subaccount	GS VIT Intl Eq Insights, Inst	GS VIT Mid Cap Val, Inst	GS VIT Strategic Gro, Inst	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I
1.00%	$—	$2.07	$—	$2.58	$1.83
1.05%	—	1.76	—	1.77	—
1.10%	—	—	—	—	1.81
1.15%	—	2.49	—	1.75	1.81
1.20%	—	4.80	—	1.89	1.80
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	4.76	—	1.88	1.80
1.30%	—	2.43	—	1.72	—
1.35%	—	2.42	—	1.71	1.78
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	1.17	4.13	2.00	1.99	1.78
1.45%	—	4.58	—	1.81	1.77
1.50%	0.93	4.54	1.71	1.79	1.77
1.55%	—	2.35	—	1.67	—
1.60%	0.88	3.20	1.74	1.80	1.75
1.65%	—	4.41	—	1.74	1.75
1.70%	—	4.37	—	1.72	1.74
1.75%	—	2.28	—	1.63	—
1.80%	—	3.10	—	2.93	1.73
1.85%	—	2.24	—	1.61	—
1.90%	—	2.23	—	1.61	—
1.95%	—	2.21	—	1.60	—
2.00%	—	2.20	—	1.59	—
2.05%	—	2.18	—	1.58	—
2.10%	—	2.16	—	1.57	—
2.15%	—	2.15	—	1.56	—
2.20%	—	2.13	—	1.55	—
2.25%	—	1.84	—	2.30	—

Subaccount	Invesco VI Am Fran, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Core Eq, Ser II	Invesco VI Gro & Inc, Ser II
1.00%	$1.80	$2.82	$1.73	$1.68	$2.75
1.05%	1.79	1.75	—	—	—
1.10%	1.78	2.77	1.71	1.66	2.71
1.15%	1.78	2.12	1.70	—	—
1.20%	1.77	2.32	1.69	1.64	2.37
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.77	2.70	1.68	1.62	2.64
1.30%	1.76	2.77	—	1.61	2.80
1.35%	1.75	2.66	1.66	1.60	2.60
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	1.75	2.64	2.20	1.59	2.58
1.45%	1.74	2.23	1.63	1.58	2.28
1.50%	1.74	2.59	1.62	1.57	2.54
1.55%	1.73	2.67	—	1.56	2.69
1.60%	1.73	2.55	1.60	1.55	2.50
1.65%	1.72	2.62	1.59	1.54	2.64
1.70%	1.71	2.51	1.58	1.53	2.44
1.75%	1.71	2.13	—	1.53	2.18
1.80%	1.70	2.47	1.56	1.52	2.40
1.85%	1.70	2.54	—	1.51	2.56
1.90%	1.69	1.90	—	—	—
1.95%	1.69	1.88	—	—	—
2.00%	1.68	1.87	—	—	—
2.05%	1.67	1.85	—	—	—
2.10%	1.67	1.84	—	—	—
2.15%	1.66	1.83	—	—	—
2.20%	1.66	1.81	—	—	—
2.25%	1.65	1.88	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	309

Subaccount	Invesco VI Hlth, Ser II	Invesco VI Intl Gro, Ser I	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Core Eq, Ser II	Invesco VI Mid Cap Gro, Ser I
1.00%	$2.22	$—	$1.35	$—	$—
1.05%	1.94	—	1.08	1.61	—
1.10%	—	—	—	—	—
1.15%	1.92	—	1.07	1.92	—
1.20%	1.90	—	1.06	1.58	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.89	—	1.05	1.57	—
1.30%	1.88	—	1.05	1.87	—
1.35%	1.87	—	1.04	1.86	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	1.86	2.13	1.04	1.54	1.56
1.45%	1.85	—	1.03	1.83	—
1.50%	1.84	—	1.02	1.82	1.55
1.55%	1.83	—	1.02	1.81	—
1.60%	1.82	—	1.01	1.50	1.54
1.65%	1.81	—	1.01	1.78	—
1.70%	1.80	—	1.00	1.77	—
1.75%	1.79	—	0.99	1.75	—
1.80%	1.78	—	0.99	1.74	—
1.85%	1.77	—	0.98	1.73	—
1.90%	1.76	—	0.98	1.72	—
1.95%	1.75	—	0.97	1.70	—
2.00%	1.74	—	0.97	1.69	—
2.05%	1.72	—	0.96	1.68	—
2.10%	1.71	—	0.95	1.67	—
2.15%	1.70	—	0.95	1.65	—
2.20%	1.69	—	0.94	1.64	—
2.25%	1.98	—	1.21	—	—

Subaccount	Invesco VI Mid Cap Gro, Ser II	Invesco VI Val Opp, Ser II	Janus Henderson VIT Bal, Inst	Janus Henderson VIT Enter, Serv	Janus Henderson VIT Gbl Res, Inst
1.00%	$1.58	$1.41	$—	$—	$—
1.05%	1.57	1.16	—	—	—
1.10%	1.57	1.38	—	—	—
1.15%	1.56	1.35	—	1.72	—
1.20%	1.56	1.46	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.55	1.35	—	1.69	—
1.30%	1.55	1.82	—	—	—
1.35%	1.54	1.33	—	—	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	1.54	1.65	4.01	1.51	2.09
1.45%	1.53	1.41	—	—	—
1.50%	1.53	1.63	—	1.48	—
1.55%	1.52	1.75	—	—	—
1.60%	1.52	1.60	—	1.22	—
1.65%	1.51	1.72	—	—	—
1.70%	1.51	1.57	—	—	—
1.75%	1.50	1.34	—	—	—
1.80%	1.50	1.55	—	—	—
1.85%	1.49	1.66	—	—	—
1.90%	1.49	1.21	—	—	—
1.95%	1.48	1.20	—	—	—
2.00%	1.48	1.19	—	—	—
2.05%	1.47	1.18	—	—	—
2.10%	1.47	1.17	—	—	—
2.15%	1.46	1.17	—	—	—
2.20%	1.46	1.16	—	—	—
2.25%	1.45	—	—	—	—

310	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Subaccount	Janus Henderson VIT Gbl Tech, Serv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Serv	JPM Ins Trust U.S. Eq, Cl 1	Lazard Retire Intl Eq, Serv
1.00%	$—	$—	$2.31	$—	$—
1.05%	—	—	1.88	—	—
1.10%	—	—	—	—	—
1.15%	1.44	—	1.41	—	—
1.20%	—	—	1.85	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.42	—	1.38	—	—
1.30%	—	—	1.83	—	—
1.35%	—	—	1.82	—	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	1.30	1.08	1.27	3.05	1.22
1.45%	—	—	1.80	—	—
1.50%	1.27	1.06	1.25	3.02	1.18
1.55%	—	—	1.78	—	—
1.60%	1.25	0.95	1.21	2.99	1.16
1.65%	—	—	1.76	—	—
1.70%	—	—	1.75	—	—
1.75%	—	—	1.74	—	—
1.80%	—	—	1.73	—	—
1.85%	—	—	1.72	—	—
1.90%	—	—	1.71	—	—
1.95%	—	—	1.70	—	—
2.00%	—	—	1.69	—	—
2.05%	—	—	1.68	—	—
2.10%	—	—	1.67	—	—
2.15%	—	—	1.66	—	—
2.20%	—	—	1.65	—	—
2.25%	—	—	2.07	—	—

Subaccount	Lazard Retire US Eq Select, Serv	LVIP Baron Gro Opp, Serv Cl	MFS Inv Trust, Init Cl	MFS Inv Trust, Serv Cl	MFS Mass Inv Gro Stock, Serv Cl
1.00%	$—	$—	$—	$—	$1.29
1.05%	—	—	—	—	1.29
1.10%	—	—	—	—	1.29
1.15%	—	—	2.08	1.90	1.28
1.20%	—	—	2.06	—	1.28
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	2.05	1.87	1.28
1.30%	—	—	—	—	1.28
1.35%	—	—	—	—	1.27
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	1.87	4.08	1.96	2.27	1.27
1.45%	—	—	1.94	—	1.27
1.50%	1.84	3.34	1.92	2.24	1.27
1.55%	—	—	—	—	1.27
1.60%	1.95	3.30	3.00	2.20	1.26
1.65%	—	—	1.87	—	1.26
1.70%	—	—	1.85	2.17	1.26
1.75%	—	—	—	—	1.26
1.80%	—	—	2.91	2.13	1.25
1.85%	—	—	—	—	1.25
1.90%	—	—	—	—	1.25
1.95%	—	—	—	—	1.25
2.00%	—	—	—	—	1.24
2.05%	—	—	—	—	1.24
2.10%	—	—	—	—	1.24
2.15%	—	—	—	—	1.24
2.20%	—	—	—	—	1.23
2.25%	—	—	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	311

Subaccount	MFS New Dis, Init Cl	MFS New Dis, Serv Cl	MFS Research, Init Cl	MFS Total Return, Init Cl	MFS Total Return, Serv Cl
1.00%	$—	$2.34	$—	$—	$2.24
1.05%	—	2.26	—	—	1.62
1.10%	—	2.30	—	—	2.20
1.15%	3.27	2.10	—	2.34	2.08
1.20%	—	2.65	—	—	1.92
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	3.21	2.06	—	2.30	2.04
1.30%	—	3.56	—	—	2.11
1.35%	—	2.20	—	—	2.10
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	3.20	2.52	2.09	—	1.88
1.45%	—	2.55	—	—	1.85
1.50%	2.12	2.48	1.69	—	1.85
1.55%	—	3.42	—	—	2.03
1.60%	1.92	2.44	1.75	—	1.82
1.65%	—	3.36	—	—	2.00
1.70%	—	2.40	—	—	1.79
1.75%	—	2.44	—	—	1.77
1.80%	—	2.36	—	—	1.73
1.85%	—	3.26	—	—	1.93
1.90%	—	2.43	—	—	1.64
1.95%	—	2.41	—	—	1.63
2.00%	—	2.39	—	—	1.62
2.05%	—	2.37	—	—	1.61
2.10%	—	2.36	—	—	1.60
2.15%	—	2.34	—	—	1.58
2.20%	—	2.32	—	—	1.57
2.25%	—	—	—	—	1.49

Subaccount	MFS Utilities, Init Cl	MFS Utilities, Serv Cl	MS VIF Global Real Est, Cl II	MS VIF Mid Cap Gro, Cl II	MS VIF US Real Est, Cl I
1.00%	$—	$4.28	$1.61	$2.31	$3.60
1.05%	—	2.30	1.02	2.06	—
1.10%	—	4.21	—	—	3.54
1.15%	3.43	2.73	1.01	2.03	—
1.20%	2.62	3.86	1.00	2.02	2.82
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	3.36	2.68	1.00	2.01	3.45
1.30%	—	4.66	0.99	2.00	3.74
1.35%	—	4.03	0.98	1.99	3.40
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	3.45	3.90	0.98	1.97	3.37
1.45%	2.50	3.72	0.97	1.96	2.72
1.50%	2.26	3.84	0.97	1.95	3.32
1.55%	—	4.48	0.96	1.94	3.60
1.60%	2.58	3.69	0.96	1.93	3.26
1.65%	2.20	4.31	0.95	1.92	3.54
1.70%	2.18	3.71	0.94	1.91	3.21
1.75%	—	3.55	0.94	1.90	2.60
1.80%	4.45	3.56	0.93	1.88	3.16
1.85%	—	4.17	0.93	1.87	3.43
1.90%	—	3.09	0.92	1.86	—
1.95%	—	3.07	0.92	1.85	—
2.00%	—	3.05	0.91	1.84	—
2.05%	—	3.03	0.91	1.83	—
2.10%	—	3.00	0.90	1.82	—
2.15%	—	2.98	0.90	1.81	—
2.20%	—	2.96	0.89	1.80	—
2.25%	—	1.74	1.43	2.06	—

312	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Subaccount	MS VIF US Real Est, Cl II	Oppen Cap Appr VA	Oppen Cap Appr VA, Serv	Oppen Global VA	Oppen Global VA, Serv
1.00%	$—	$—	$2.05	$—	$2.66
1.05%	1.53	—	1.75	—	1.68
1.10%	—	—	2.02	—	2.62
1.15%	2.66	—	2.00	—	2.36
1.20%	1.50	—	2.07	—	2.59
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.49	—	1.97	—	2.57
1.30%	2.61	—	2.55	—	3.43
1.35%	2.59	—	1.94	—	2.51
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	1.47	2.71	2.37	3.35	2.51
1.45%	2.55	—	1.99	—	2.49
1.50%	2.53	—	2.33	—	2.47
1.55%	2.51	—	2.44	—	3.29
1.60%	1.43	—	2.29	—	2.91
1.65%	2.47	—	2.40	—	2.39
1.70%	2.46	—	2.25	—	2.39
1.75%	2.44	—	1.90	—	2.36
1.80%	2.42	—	2.21	—	2.82
1.85%	2.40	—	2.32	—	3.14
1.90%	2.39	—	1.79	—	2.11
1.95%	2.37	—	1.77	—	2.10
2.00%	2.35	—	1.76	—	2.08
2.05%	2.33	—	1.75	—	2.07
2.10%	2.32	—	1.74	—	2.05
2.15%	2.30	—	1.72	—	2.03
2.20%	2.28	—	1.71	—	2.02
2.25%	—	—	1.87	—	1.69

Subaccount	Oppen Global Strategic Inc VA	Oppen Global Strategic Inc VA, Srv	Oppen Main St VA	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl
1.00%	$—	$1.91	$—	$3.06	$1.33
1.05%	—	1.43	—	1.84	1.38
1.10%	—	1.88	—	3.01	—
1.15%	—	1.56	—	2.62	1.36
1.20%	—	1.85	—	2.69	1.35
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	1.83	—	2.94	1.35
1.30%	—	1.63	—	3.73	1.34
1.35%	—	1.81	—	2.89	1.33
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	2.08	1.79	1.93	3.44	1.32
1.45%	—	1.77	—	2.59	1.32
1.50%	—	1.76	—	3.39	1.31
1.55%	—	1.68	—	3.58	1.30
1.60%	—	1.63	—	3.33	1.29
1.65%	—	1.71	—	3.52	1.29
1.70%	—	1.70	—	3.28	1.28
1.75%	—	1.47	—	2.48	1.27
1.80%	—	1.58	—	3.22	1.26
1.85%	—	1.50	—	3.41	1.26
1.90%	—	1.40	—	2.35	1.25
1.95%	—	1.39	—	2.33	1.24
2.00%	—	1.38	—	2.31	1.23
2.05%	—	1.37	—	2.30	1.23
2.10%	—	1.36	—	2.28	1.22
2.15%	—	1.35	—	2.26	1.21
2.20%	—	1.34	—	2.25	1.21
2.25%	—	1.14	—	2.15	1.19

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	313

Subaccount	Put VT Div Inc, Cl IA	Put VT Div Inc, Cl IB	Put VT Eq Inc, Cl IA	Put VT Eq Inc, Cl IB	Put VT Global Eq, Cl IA
1.00%	$—	$—	$—	$1.02	$—
1.05%	—	—	—	—	—
1.10%	—	—	—	1.02	—
1.15%	—	—	—	1.02	—
1.20%	—	—	—	1.02	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	1.01	—
1.30%	—	—	—	1.01	—
1.35%	—	—	—	1.01	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	2.55	1.95	1.02	1.01	1.83
1.45%	—	—	—	1.01	—
1.50%	—	—	—	1.01	—
1.55%	—	—	—	1.01	—
1.60%	—	—	—	1.01	—
1.65%	—	—	—	1.01	—
1.70%	—	—	—	1.01	—
1.75%	—	—	—	1.01	—
1.80%	—	—	—	1.01	—
1.85%	—	—	—	1.01	—
1.90%	—	—	—	—	—
1.95%	—	—	—	—	—
2.00%	—	—	—	—	—
2.05%	—	—	—	—	—
2.10%	—	—	—	—	—
2.15%	—	—	—	—	—
2.20%	—	—	—	—	—
2.25%	—	—	—	—	—

Subaccount	Put VT Global Hlth Care, Cl IB	Put VT Gro Opp, Cl IA	Put VT Gro Opp, Cl IB	Put VT Hi Yield, Cl IA	Put VT Hi Yield, Cl IB
1.00%	$3.12	$—	$—	$—	$—
1.05%	2.31	—	—	—	—
1.10%	3.07	—	—	—	—
1.15%	2.61	—	—	—	—
1.20%	2.60	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	2.58	—	—	—	—
1.30%	3.11	—	—	—	—
1.35%	2.95	—	—	—	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	2.51	1.32	1.31	3.15	2.29
1.45%	2.49	—	—	—	—
1.50%	2.47	—	—	—	—
1.55%	2.99	—	—	—	—
1.60%	2.83	—	—	—	—
1.65%	2.41	—	—	—	—
1.70%	2.39	—	—	—	—
1.75%	2.63	—	—	—	—
1.80%	2.73	—	—	—	—
1.85%	2.85	—	—	—	—
1.90%	2.33	—	—	—	—
1.95%	2.32	—	—	—	—
2.00%	2.30	—	—	—	—
2.05%	2.28	—	—	—	—
2.10%	2.27	—	—	—	—
2.15%	2.25	—	—	—	—
2.20%	2.23	—	—	—	—
2.25%	—	—	—	—	—

314	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Subaccount	Put VT Inc, Cl IB	Put VT Intl Eq, Cl IB	Put VT Intl Gro, Cl IB	Put VT Intl Val, Cl IB	Put VT Research, Cl IB
1.00%	$—	$1.46	$1.05	$—	$2.35
1.05%	—	0.97	—	—	—
1.10%	—	1.44	1.03	—	2.31
1.15%	2.01	1.32	—	—	—
1.20%	—	0.94	—	—	2.40
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.97	1.29	1.00	—	2.25
1.30%	—	1.86	—	—	2.85
1.35%	—	1.38	0.98	—	2.22
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	1.69	1.30	1.19	1.28	2.80
1.45%	—	0.81	—	—	2.31
1.50%	1.67	0.81	—	—	2.29
1.55%	—	1.79	—	—	2.73
1.60%	1.64	1.41	—	—	2.71
1.65%	—	0.78	—	—	2.69
1.70%	1.61	0.78	—	—	—
1.75%	—	1.41	—	—	2.20
1.80%	1.51	1.35	—	—	—
1.85%	—	1.71	—	—	2.61
1.90%	—	1.26	—	—	—
1.95%	—	1.25	—	—	—
2.00%	—	1.24	—	—	—
2.05%	—	1.23	—	—	—
2.10%	—	1.23	—	—	—
2.15%	—	1.22	—	—	—
2.20%	—	1.21	—	—	—
2.25%	—	—	—	—	—

Subaccount	Put VT Sm Cap Val, Cl IB	Put VT Sus Leaders, Cl IA	Put VT Sus Leaders, Cl IB	Royce Micro-Cap, Invest Cl	Royce Sm-Cap, Invest Cl
1.00%	$—	$—	$2.45	$—	$—
1.05%	1.37	—	2.44	—	—
1.10%	—	—	2.43	—	—
1.15%	1.90	—	2.42	—	—
1.20%	1.35	—	2.41	—	—
1.25%	—	—	2.40	—	—
1.25%	—	—	2.40	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.34	—	—	—	—
1.30%	1.86	—	2.39	—	—
1.35%	1.84	—	2.38	—	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	1.83	4.53	2.37	3.63	4.48
1.45%	1.82	—	2.36	—	—
1.50%	1.80	—	2.35	3.00	3.68
1.55%	1.79	—	2.34	—	—
1.60%	1.78	—	2.33	3.08	4.16
1.65%	1.76	—	2.32	—	—
1.70%	1.75	—	2.31	—	—
1.75%	1.74	—	2.30	—	—
1.80%	1.72	—	2.29	—	—
1.85%	1.71	—	2.28	—	—
1.90%	1.70	—	2.27	—	—
1.95%	1.69	—	2.26	—	—
2.00%	1.67	—	2.25	—	—
2.05%	1.66	—	2.25	—	—
2.10%	1.65	—	2.24	—	—
2.15%	1.64	—	2.23	—	—
2.20%	1.63	—	2.22	—	—
2.25%	—	—	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	315

Subaccount	Temp Dev Mkts, Cl 2	Temp Foreign, Cl 2	Temp Global Bond, Cl 2	Temp Gro, Cl 2	Third Ave Val
1.00%	$2.48	$1.42	$1.27	$1.49	$—
1.05%	—	—	1.79	1.20	—
1.10%	2.44	1.40	—	—	—
1.15%	—	1.48	2.10	1.56	—
1.20%	—	1.65	1.75	1.18	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	1.36	—	—	—
1.25%	—	—	—	—	—
1.25%	—	1.45	—	—	—
1.25%	2.37	—	1.74	1.17	—
1.30%	—	2.04	2.05	1.53	—
1.35%	2.33	1.33	2.04	1.52	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	—	1.64	2.02	1.15	2.36
1.45%	—	1.59	2.01	1.50	—
1.50%	—	1.61	1.99	1.49	2.31
1.55%	—	1.97	1.98	1.47	—
1.60%	—	1.58	1.96	1.12	2.46
1.65%	—	1.93	1.95	1.45	—
1.70%	—	1.56	1.93	1.44	—
1.75%	—	1.52	1.92	1.43	—
1.80%	—	1.51	1.91	1.42	—
1.85%	—	1.87	1.89	1.41	—
1.90%	—	—	1.88	1.40	—
1.95%	—	—	1.86	1.39	—
2.00%	—	—	1.85	1.38	—
2.05%	—	—	1.84	1.37	—
2.10%	—	—	1.82	1.36	—
2.15%	—	—	1.81	1.35	—
2.20%	—	—	1.80	1.34	—
2.25%	—	—	1.13	1.33	—

Subaccount	VP Aggr, Cl 2	VP Aggr, Cl 4	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk, Cl 2
1.00%	$1.66	$1.66	$1.24	$1.24	$0.97
1.05%	1.65	1.65	1.23	1.23	—
1.10%	—	—	—	—	—
1.15%	1.64	1.64	1.22	1.22	—
1.20%	1.63	1.63	1.22	1.22	0.97
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.62	1.63	1.21	1.21	0.97
1.30%	1.62	1.62	1.20	1.20	—
1.35%	1.61	1.61	1.20	1.20	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	1.60	1.61	1.19	1.19	0.97
1.45%	1.60	1.60	1.19	1.19	0.96
1.50%	1.59	1.59	1.18	1.18	—
1.55%	1.58	1.58	1.18	1.18	0.96
1.60%	1.58	1.58	1.17	1.17	0.96
1.65%	1.57	1.57	1.17	1.17	0.96
1.70%	1.56	1.56	1.16	1.16	0.96
1.75%	1.56	1.56	1.16	1.16	0.96
1.80%	1.55	1.55	1.15	1.15	0.96
1.85%	1.54	1.54	1.15	1.15	0.96
1.90%	1.54	1.54	1.14	1.14	0.96
1.95%	1.53	1.53	1.14	1.14	0.96
2.00%	1.52	1.52	1.13	1.13	0.96
2.05%	1.52	1.52	1.13	1.13	0.96
2.10%	1.51	1.51	1.12	1.12	0.96
2.15%	1.50	1.50	1.12	1.12	0.96
2.20%	1.50	1.50	1.11	1.11	0.96
2.25%	1.49	1.49	1.11	1.11	0.95

316	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Subaccount	VP Man Risk US, Cl 2	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2
1.00%	$1.00	$1.06	$1.08	$1.11	$1.10
1.05%	—	1.06	1.08	1.11	1.10
1.10%	—	—	—	—	—
1.15%	—	1.06	1.08	1.10	1.10
1.20%	0.99	1.05	1.07	1.10	1.09
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	0.99	1.05	1.07	1.10	1.09
1.30%	—	1.05	1.07	1.10	1.09
1.35%	—	1.05	1.06	1.09	1.08
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	0.99	1.04	1.06	1.09	1.08
1.45%	0.99	1.04	1.06	1.09	1.08
1.50%	—	1.04	1.06	1.08	1.08
1.55%	0.99	1.03	1.05	1.08	1.07
1.60%	0.99	1.03	1.05	1.08	1.07
1.65%	0.99	1.03	1.05	1.08	1.07
1.70%	0.99	1.03	1.05	1.07	1.07
1.75%	0.99	1.02	1.04	1.07	1.06
1.80%	0.99	1.02	1.04	1.07	1.06
1.85%	0.99	1.02	1.04	1.06	1.06
1.90%	0.98	1.02	1.03	1.06	1.05
1.95%	0.98	1.01	1.03	1.06	1.05
2.00%	0.98	1.01	1.03	1.06	1.05
2.05%	0.98	1.01	1.03	1.05	1.05
2.10%	0.98	1.01	1.02	1.05	1.04
2.15%	0.98	1.00	1.02	1.05	1.04
2.20%	0.98	1.00	1.02	1.05	1.04
2.25%	0.98	1.00	1.02	1.04	1.04

Subaccount	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2
1.00%	$1.46	$1.46	$1.56	$1.57	$1.34
1.05%	1.45	1.46	1.56	1.56	1.34
1.10%	—	—	—	—	—
1.15%	1.44	1.44	1.54	1.54	1.33
1.20%	1.43	1.44	1.54	1.54	1.32
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.43	1.43	1.53	1.53	1.31
1.30%	1.42	1.42	1.52	1.52	1.31
1.35%	1.42	1.42	1.52	1.52	1.30
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	1.41	1.41	1.51	1.51	1.30
1.45%	1.40	1.41	1.50	1.50	1.29
1.50%	1.40	1.40	1.50	1.50	1.29
1.55%	1.39	1.39	1.49	1.49	1.28
1.60%	1.39	1.39	1.48	1.48	1.27
1.65%	1.38	1.38	1.48	1.48	1.27
1.70%	1.37	1.38	1.47	1.47	1.26
1.75%	1.37	1.37	1.46	1.47	1.26
1.80%	1.36	1.36	1.46	1.46	1.25
1.85%	1.36	1.36	1.45	1.45	1.25
1.90%	1.35	1.35	1.45	1.45	1.24
1.95%	1.34	1.35	1.44	1.44	1.24
2.00%	1.34	1.34	1.43	1.43	1.23
2.05%	1.33	1.33	1.43	1.43	1.23
2.10%	1.33	1.33	1.42	1.42	1.22
2.15%	1.32	1.32	1.41	1.42	1.21
2.20%	1.32	1.32	1.41	1.41	1.21
2.25%	1.31	1.31	1.40	1.40	1.20

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	317

Subaccount	VP Mod Conserv, Cl 4	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2
1.00%	$1.35	$2.46	$1.07	$1.15	$1.11
1.05%	1.34	1.61	—	—	—
1.10%	—	2.42	—	—	—
1.15%	1.33	2.17	—	—	—
1.20%	1.32	2.38	1.07	1.15	1.11
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.32	2.37	1.07	1.15	1.11
1.30%	1.31	3.06	—	—	—
1.35%	1.31	2.32	—	—	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	1.30	2.31	1.06	1.14	1.10
1.45%	1.29	2.29	1.06	1.14	1.10
1.50%	1.29	2.27	—	—	—
1.55%	1.28	2.94	1.06	1.14	1.10
1.60%	1.28	2.70	1.06	1.14	1.10
1.65%	1.27	2.21	1.06	1.14	1.10
1.70%	1.27	2.19	1.06	1.14	1.10
1.75%	1.26	2.14	1.06	1.13	1.10
1.80%	1.26	2.62	1.06	1.13	1.09
1.85%	1.25	2.80	1.05	1.13	1.09
1.90%	1.24	1.94	1.05	1.13	1.09
1.95%	1.24	1.93	1.05	1.13	1.09
2.00%	1.23	1.91	1.05	1.13	1.09
2.05%	1.23	1.90	1.05	1.13	1.09
2.10%	1.22	1.89	1.05	1.13	1.09
2.15%	1.22	1.87	1.05	1.12	1.09
2.20%	1.21	1.86	1.05	1.12	1.09
2.25%	1.21	1.70	1.04	1.12	1.08

Subaccount	Wanger Intl	Wanger USA	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 1	WF VT Intl Eq, Cl 2
1.00%	$1.54	$2.63	$—	$1.72	$1.92
1.05%	1.50	2.13	1.92	—	1.35
1.10%	—	—	—	1.70	1.88
1.15%	2.66	2.85	2.19	—	1.52
1.20%	1.47	2.09	2.06	—	1.65
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.46	2.08	2.04	1.66	1.84
1.30%	2.60	2.79	2.14	—	2.04
1.35%	2.58	2.77	2.13	1.64	1.81
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	2.84	3.69	1.97	—	1.79
1.45%	2.54	2.73	1.95	—	1.59
1.50%	1.84	3.60	1.93	—	1.77
1.55%	2.51	2.69	2.06	—	1.96
1.60%	1.37	2.73	2.52	—	1.74
1.65%	2.47	2.65	1.88	—	1.93
1.70%	2.45	2.63	1.86	—	1.71
1.75%	2.43	2.61	2.01	—	1.52
1.80%	2.42	2.59	2.45	—	1.68
1.85%	2.40	2.57	1.98	—	1.87
1.90%	2.38	2.55	1.96	—	1.36
1.95%	2.36	2.54	—	—	—
2.00%	2.34	2.52	1.93	—	1.34
2.05%	2.33	2.50	1.92	—	1.33
2.10%	2.31	2.48	1.90	—	1.32
2.15%	2.29	2.46	1.89	—	1.31
2.20%	2.28	2.44	1.88	—	1.30
2.25%	1.37	2.34	—	—	—

318	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Subaccount	WF VT Omega Gro, Cl 1	WF VT Omega Gro, Cl 2	WF VT Opp, Cl 1	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2
1.00%	$2.34	$4.25	$2.02	$1.98	$2.39
1.05%	—	2.64	—	1.97	2.34
1.10%	2.30	4.18	2.00	1.97	2.37
1.15%	—	3.09	—	1.96	3.08
1.20%	—	3.15	—	1.95	1.16
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	2.23	4.08	1.98	1.95	1.15
1.30%	—	4.29	—	1.94	3.02
1.35%	2.19	4.01	1.97	1.93	3.00
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	—	3.98	—	1.92	1.11
1.45%	—	3.03	—	1.92	1.10
1.50%	—	3.91	—	1.91	1.09
1.55%	—	4.12	—	1.90	2.91
1.60%	—	3.85	—	1.90	4.55
1.65%	—	4.05	—	1.89	1.06
1.70%	—	3.79	—	1.88	1.05
1.75%	—	2.90	—	1.88	2.83
1.80%	—	3.72	—	1.87	4.41
1.85%	—	3.93	—	1.86	2.78
1.90%	—	2.77	—	1.86	2.76
1.95%	—	—	—	—	—
2.00%	—	2.73	—	1.84	2.72
2.05%	—	2.71	—	1.83	2.70
2.10%	—	2.69	—	1.83	2.68
2.15%	—	2.67	—	1.82	2.66
2.20%	—	2.65	—	1.81	2.64
2.25%	—	—	—	—	—

The following is a summary of units outstanding at December 31, 2018:

Subaccount	AB VPS Bal Wealth Strategy, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Inter Bond, Cl B	AB VPS Intl Val, Cl B
1.00%	—	5,059	41,215	—	—
1.05%	—	—	13,159	—	45,430
1.10%	57,579	146,627	482,287	—	—
1.15%	—	—	1,796	—	589,278
1.20%	6,362	7,104	39,622	—	70,756
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	7,078	65,179	213,437	—	9,308
1.30%	2,115	26,652	31,141	—	597,438
1.35%	31,419	223,452	1,012,259	—	668,644
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	3,870	117,182	34,136	104,138	448,484
1.45%	17,012	13,709	30,443	—	323,397
1.50%	—	4,168	23,317	17,669	514,262
1.55%	37,641	69,478	44,029	—	209,436
1.60%	12,546	221,286	2,193	36,417	421,273
1.65%	—	14,639	76,412	—	387,785
1.70%	—	20,515	8,593	—	2,050,715
1.75%	—	—	14,273	—	649,538
1.80%	—	3,029	1,114	—	423,029
1.85%	—	—	5,773	—	161,123
1.90%	—	—	84,070	—	1,857,173
1.95%	—	—	—	—	620,360
2.00%	—	9,897	—	—	30,519
2.05%	—	—	915	—	219,856
2.10%	5,936	—	238	—	352,047
2.15%	—	—	—	—	307,333
2.20%	—	—	—	—	8,366
2.25%	—	—	—	—	—
Total	181,558	947,976	2,160,422	158,224	10,965,550

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	319

Subaccount	AB VPS Lg Cap Gro, Cl B	AC VP Inc & Gro, Cl I	AC VP Inflation Prot, Cl II	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II
1.00%	47,698	—	—	—	—
1.05%	—	—	—	—	—
1.10%	187,362	—	—	—	—
1.15%	—	—	821,366	—	—
1.20%	23,511	—	—	51,231	21,742
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	94,701	—	—	—	—
1.30%	13,281	—	833,790	—	—
1.35%	659,117	—	972,464	—	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	233,589	108,220	466,119	—	16,454
1.45%	2,053	—	397,184	—	—
1.50%	4,253	—	868,891	—	28,095
1.55%	35,798	—	357,481	—	—
1.60%	332,598	—	428,327	—	2,467
1.65%	—	—	426,966	—	—
1.70%	245	—	3,232,219	158	—
1.75%	—	—	991,776	—	—
1.80%	—	—	513,738	—	—
1.85%	—	—	285,848	—	—
1.90%	—	—	2,799,620	16,202	—
1.95%	—	—	839,968	—	—
2.00%	—	—	80,150	—	—
2.05%	—	—	364,664	—	—
2.10%	—	—	572,319	—	—
2.15%	—	—	608,827	—	13,638
2.20%	—	—	—	—	—
2.25%	—	—	—	—	—
Total	1,634,206	108,220	15,861,717	67,591	82,396

Subaccount	AC VP Ultra, Cl II	AC VP Val, Cl I	AC VP Val, Cl II	CB Var Sm Cap Gro, Cl I	Col VP Asset Alloc, Cl 1
1.00%	—	—	—	—	—
1.05%	1,870	—	—	1,218	—
1.10%	—	—	—	—	—
1.15%	190,562	—	1,841	—	1,104
1.20%	83,635	—	—	22,598	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	23,120
1.30%	311,096	—	1,104	—	—
1.35%	242,084	—	1,465	—	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	2	77,918	9,406	—	—
1.45%	178,221	—	3,947	—	—
1.50%	157,493	—	7,300	—	—
1.55%	58,472	—	—	—	—
1.60%	42,710	—	9,536	19,789	—
1.65%	147,015	—	—	738	—
1.70%	604,332	—	11,436	16,927	—
1.75%	286,425	—	—	3,102	—
1.80%	34,967	—	—	4,398	—
1.85%	28,216	—	—	—	—
1.90%	412,340	—	4,095	—	—
1.95%	369,643	—	15,023	—	—
2.00%	4,460	—	—	—	—
2.05%	9,035	—	—	—	—
2.10%	72,195	—	—	—	—
2.15%	148,976	—	—	—	—
2.20%	6,498	—	—	—	—
2.25%	—	—	—	—	—
Total	3,390,247	77,918	65,153	68,770	24,224

320	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Subaccount	Col VP Bal, Cl 3	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 3	Col VP Govt Money Mkt, Cl 3
1.00%	15,578	40,198	33,174	—	337,067
1.05%	—	—	28,124	13,671	79,209
1.10%	119,497	300,614	199,972	—	1,518,578
1.15%	26,155	214,416	419,649	140,692	566,841
1.20%	—	421,650	188,714	123,179	1,162,043
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	50,009	826,878	90,559	4,562	1,222,946
1.30%	—	407,330	332,669	210,138	829,683
1.35%	101,176	536,936	666,291	213,058	2,461,923
1.40%	—	—	69,382	—	—
1.40%	—	—	319,037	—	—
1.40%	408,238	751,265	—	127,385	2,512,193
1.45%	—	529,323	353,219	119,131	1,795,894
1.50%	7,511	811,521	347,655	173,067	1,866,548
1.55%	—	182,262	149,123	79,290	2,588,529
1.60%	415,473	433,668	401,568	140,230	1,085,040
1.65%	—	313,028	286,498	130,161	605,369
1.70%	8,658	1,041,754	1,571,792	696,701	3,870,097
1.75%	—	269,435	461,672	220,681	622,238
1.80%	—	118,815	208,403	141,091	765,978
1.85%	—	62,389	79,546	46,610	633,987
1.90%	—	714,698	1,528,252	581,772	3,389,379
1.95%	—	106,674	612,147	223,645	129,736
2.00%	—	13,827	20,727	11,928	98,189
2.05%	—	21,380	189,712	57,172	488,141
2.10%	—	115,207	293,830	111,340	554,426
2.15%	—	110,020	273,753	98,553	118,657
2.20%	—	—	9,492	3,555	11,996
2.25%	—	—	—	—	—
Total	1,152,295	8,343,288	9,134,960	3,667,612	29,314,687

Subaccount	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 1	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 1
1.00%	—	—	—	126,924	—
1.05%	4,155	—	18,812	61,032	—
1.10%	—	—	—	588,076	—
1.15%	82,354	5,599	98,445	48,936	51,556
1.20%	79,726	—	33,942	246,541	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	70,938	234,194	8,311	166,831	81,148
1.30%	44,131	—	78,008	177,465	—
1.35%	48,166	—	101,615	484,064	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	271,288	—	27,244	754,988	—
1.45%	56,243	—	145,555	478,039	—
1.50%	67,864	—	117,429	627,186	—
1.55%	16,478	—	49,868	221,567	—
1.60%	261,978	—	8,595	182,393	—
1.65%	47,217	—	101,007	361,477	—
1.70%	334,077	—	514,692	810,594	—
1.75%	149,944	—	341,952	165,327	—
1.80%	92,359	—	34,923	108,426	—
1.85%	26,750	—	30,838	73,168	—
1.90%	268,691	—	391,897	690,860	—
1.95%	107,109	—	214,680	167,178	—
2.00%	22,509	—	11,137	—	—
2.05%	50,060	—	18,453	44,303	—
2.10%	92,507	—	84,101	76,001	—
2.15%	90,095	—	155,539	88,854	—
2.20%	—	—	—	—	—
2.25%	—	—	—	—	—
Total	2,284,639	239,793	2,587,043	6,750,230	132,704

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	321

Subaccount	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3	Col VP Overseas Core, Cl 3
1.00%	—	116,789	491	—	—
1.05%	—	28,680	—	3,956	30,712
1.10%	7,593	530,959	5,621	—	—
1.15%	435	131,123	15,959	—	—
1.20%	4,104	135,181	14,962	1,305	7,787
1.25%	—	—	—	—	—
1.25%	—	36,700	—	—	—
1.25%	—	70,732	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.30%	1,235	163,417	10,189	—	—
1.35%	5,388	837,841	26,037	2,641	2,881
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	165,180	7,209	362,419	—	147,446
1.45%	—	314,341	2,755	—	—
1.50%	26,001	254,904	20,553	2,777	9,258
1.55%	5,224	193,821	9,490	—	—
1.60%	10,885	2,846	33,584	—	32,253
1.65%	—	41,388	1,603	—	—
1.70%	92,019	184,654	43,436	18,765	40
1.75%	17,958	102,069	9,531	—	—
1.80%	—	—	25,047	—	—
1.85%	852	—	5,355	—	4,152
1.90%	24,359	7,404	65,092	—	—
1.95%	—	—	—	—	—
2.00%	—	—	1,584	—	—
2.05%	6,335	—	3,208	—	—
2.10%	8,984	—	7,293	—	—
2.15%	1,456	—	—	—	—
2.20%	—	—	—	—	—
2.25%	—	—	—	—	—
Total	378,008	3,160,058	664,209	29,444	234,529

Subaccount	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3	Col VP Sm Cap Val, Cl 2	Col VP Sm Co Gro, Cl 1	Col VP US Govt Mtge, Cl 1
1.00%	—	—	—	—	—
1.05%	—	—	20,442	—	—
1.10%	—	7,970	—	—	—
1.15%	4,426	14,096	3,140	1,897	15,781
1.20%	—	26,621	33,994	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	61,994	4,422	2,617	172,249
1.30%	—	—	6,606	—	—
1.35%	999	75,929	7,047	—	—
1.40%	—	16,820	—	—	—
1.40%	—	24,325	—	—	—
1.40%	—	—	7,536	—	—
1.45%	—	17,944	41,701	—	—
1.50%	—	17,496	18,938	—	—
1.55%	5,552	—	20,028	—	—
1.60%	—	45,240	2,032	—	—
1.65%	—	392	22,190	—	—
1.70%	—	17,409	117,263	—	—
1.75%	—	—	16,900	—	—
1.80%	—	—	9,312	—	—
1.85%	—	—	377	—	—
1.90%	41,195	—	66,506	—	—
1.95%	—	—	23,701	—	—
2.00%	—	—	—	—	—
2.05%	—	—	—	—	—
2.10%	—	—	16,880	—	—
2.15%	—	—	3,357	—	—
2.20%	—	—	—	—	—
2.25%	—	—	—	—	—
Total	52,172	326,236	442,372	4,514	188,030

322	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Subaccount	Col VP US Govt Mtge, Cl 3	CS Commodity Return	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP Loomis Sayles Gro, Cl 1	CTIVP MFS Blend Res Core Eq, Cl 3
1.00%	25,630	—	—	—	—
1.05%	11,103	1,608	34,872	89,147	25,807
1.10%	543,360	—	—	—	—
1.15%	47,734	—	8,883	7,295	6,341
1.20%	460,440	36,733	49,186	54,143	35,167
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	109,037	—	—	—	—
1.25%	182,817	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	14,576	8,930	7,590
1.30%	180,270	—	27,267	17,246	16,451
1.35%	644,615	—	49,469	17,068	13,632
1.40%	87,058	—	—	—	—
1.40%	256,672	—	—	—	—
1.40%	—	16,834	33,738	51,575	7,170
1.45%	180,338	—	113,009	106,214	83,555
1.50%	380,849	—	54,191	48,660	13,915
1.55%	127,552	—	27,288	13,628	7,173
1.60%	155,066	12,455	26,643	37,168	24,564
1.65%	423,717	14,540	116,378	37,689	35,306
1.70%	763,986	16,354	440,524	270,325	231,699
1.75%	346,324	10,067	79,224	47,069	46,595
1.80%	53,987	—	41,317	20,622	19,383
1.85%	153,645	—	26,160	20,999	596
1.90%	517,099	—	372,600	123,819	111,535
1.95%	106,842	—	82,000	35,708	30,262
2.00%	7,821	—	—	—	—
2.05%	103,664	—	25,695	—	—
2.10%	69,138	6,884	60,807	20,810	18,936
2.15%	37,400	—	38,968	11,650	11,511
2.20%	—	—	—	—	—
2.25%	—	—	—	—	—
Total	5,976,164	115,475	1,722,795	1,039,765	747,188

Subaccount	CTIVP Vty Sycamore Estb Val, Cl 3	Drey IP MidCap Stock, Serv	Drey IP Tech Gro, Serv	Drey Sus US Eq, Init	Drey VIF Appr, Serv
1.00%	—	—	—	—	—
1.05%	720	—	—	—	—
1.10%	—	—	—	—	—
1.15%	—	—	54,726	—	—
1.20%	1,199	—	49,810	37,951	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	80,149	—
1.30%	—	588	86,625	—	10,173
1.35%	—	—	66,456	—	14,459
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	—	—	35,972	25,487	—
1.45%	—	—	35,731	74,835	1,526
1.50%	—	21,621	58,597	8,232	—
1.55%	2,906	—	22,094	—	—
1.60%	—	—	44,071	—	2,876
1.65%	—	—	42,429	17,479	—
1.70%	—	5,435	185,066	33,898	—
1.75%	—	—	65,125	—	—
1.80%	—	—	41,717	—	—
1.85%	—	—	14,002	—	—
1.90%	—	—	173,476	—	4,635
1.95%	—	—	69,781	—	—
2.00%	—	—	1,586	—	—
2.05%	—	—	17,662	—	5,374
2.10%	—	—	29,937	—	—
2.15%	—	—	25,805	—	—
2.20%	—	—	1,091	—	—
2.25%	—	—	—	—	—
Total	4,825	27,644	1,121,759	278,031	39,043

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	323

Subaccount	Drey VIF Intl Eq, Serv	Drey VIF Intl Val, Serv	EV VT Floating-Rate Inc, Init Cl	Fid VIP Bal, Serv Cl	Fid VIP Bal, Serv Cl 2
1.00%	—	—	—	—	—
1.05%	—	8,954	18,110	—	—
1.10%	—	—	—	—	—
1.15%	—	—	3,527	2,514	—
1.20%	5,950	71,889	25,984	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	5,986	91,273	—
1.30%	—	1,652	3,827	—	—
1.35%	—	—	15,194	—	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	—	—	21,349	—	26,112
1.45%	—	—	53,322	—	—
1.50%	—	8,898	22,882	—	9,796
1.55%	—	—	6,954	—	—
1.60%	8,922	—	43,983	—	—
1.65%	—	—	54,051	—	—
1.70%	3,151	4,015	168,726	—	8,175
1.75%	4,509	—	90,656	—	—
1.80%	—	6,179	77,296	—	—
1.85%	—	—	3,603	—	—
1.90%	3,799	—	95,190	—	—
1.95%	—	4,371	42,160	—	—
2.00%	—	—	—	—	—
2.05%	—	—	—	—	—
2.10%	—	—	15,707	—	—
2.15%	—	—	22,872	—	—
2.20%	—	—	—	—	—
2.25%	—	—	—	—	—
Total	26,331	105,958	791,379	93,787	44,083

Subaccount	Fid VIP Contrafund, Serv Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Dyn Appr, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2
1.00%	18,151	140,178	—	—	—
1.05%	—	55,176	—	—	—
1.10%	264,348	899,224	—	—	—
1.15%	—	604,815	—	29,274	—
1.20%	—	400,235	66,653	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	72,078	263,798	49,567	57,023	—
1.30%	—	726,720	—	—	—
1.35%	638,789	1,795,897	—	—	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	—	580,695	3,862	191,536	8,604
1.45%	—	582,750	61,882	—	—
1.50%	—	542,538	—	10,403	16,396
1.55%	—	345,437	—	—	—
1.60%	—	305,996	—	312,660	—
1.65%	—	665,547	—	—	—
1.70%	—	2,038,642	13,156	—	5,662
1.75%	—	669,066	—	—	—
1.80%	—	334,301	—	—	—
1.85%	—	190,558	—	—	—
1.90%	—	1,934,931	—	—	—
1.95%	—	670,987	—	—	—
2.00%	—	26,932	—	—	—
2.05%	—	201,025	—	—	—
2.10%	—	347,496	—	—	—
2.15%	—	344,442	—	—	—
2.20%	—	9,945	—	—	—
2.25%	—	—	—	—	—
Total	993,366	14,677,331	195,120	600,896	30,662

324	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Subaccount	Fid VIP Gro, Serv Cl	Fid VIP Gro, Serv Cl 2	Fid VIP Hi Inc, Serv Cl	Fid VIP Hi Inc, Serv Cl 2	Fid VIP Invest Gr, Serv Cl 2
1.00%	—	12,483	23,389	—	—
1.05%	—	—	—	—	24,515
1.10%	—	103,491	69,487	—	—
1.15%	5,639	—	—	—	390,385
1.20%	—	10,745	—	6,169	31,014
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	2,731	20,829	60,766	35,995	17,133
1.30%	—	43,995	—	—	273,011
1.35%	—	121,707	272,179	—	391,909
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	—	15,777	—	18,054	48,478
1.45%	—	62,985	—	37,339	420,133
1.50%	—	46,221	—	26,027	316,823
1.55%	—	33,925	—	—	129,107
1.60%	—	274	—	—	22,764
1.65%	—	4,497	—	12,181	310,731
1.70%	—	6,529	—	814	1,437,920
1.75%	—	1,833	—	—	744,752
1.80%	—	—	—	—	121,943
1.85%	—	—	—	—	77,052
1.90%	—	—	—	—	1,117,415
1.95%	—	—	—	—	803,171
2.00%	—	—	—	—	17,392
2.05%	—	—	—	—	65,851
2.10%	—	9,933	—	—	251,215
2.15%	—	—	—	—	622,421
2.20%	—	—	—	—	—
2.25%	—	—	—	—	—
Total	8,370	495,224	425,821	136,579	7,635,135

Subaccount	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl	Fid VIP Overseas, Serv Cl 2	Frank Global Real Est, Cl 2
1.00%	4,887	72,015	—	7,139	22,031
1.05%	—	25,749	—	1,057	—
1.10%	223,399	525,208	—	30,217	64,441
1.15%	43,823	93,653	—	132,202	691
1.20%	—	234,578	—	39,181	41,956
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	156,063	322,674	—	6,310	237,493
1.30%	—	169,543	—	149,410	68,383
1.35%	379,710	511,845	—	204,111	31,186
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	178,211	157,018	26,190	114,634	76,071
1.45%	—	190,792	—	57,047	45,938
1.50%	14,701	191,680	9,116	155,223	34,436
1.55%	—	112,661	—	59,504	12,792
1.60%	187,225	62,499	69,495	136,187	83,756
1.65%	—	115,760	—	75,121	9,996
1.70%	—	356,338	—	401,992	50,160
1.75%	—	96,915	—	139,110	8,924
1.80%	—	35,038	—	187,990	5,396
1.85%	—	67,116	—	36,628	18,924
1.90%	—	398,851	—	513,319	25,008
1.95%	—	113,195	—	54,525	—
2.00%	—	9,232	—	9,593	5,319
2.05%	—	31,069	—	46,205	1,265
2.10%	—	45,026	—	94,702	2,165
2.15%	—	47,903	—	36,317	—
2.20%	—	2,188	—	—	—
2.25%	—	—	—	—	—
Total	1,188,019	3,988,546	104,801	2,687,724	846,331

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	325

Subaccount	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2	Frank Rising Divd, Cl 2	Frank Sm Cap Val, Cl 2	Frank Sm Mid Cap Gro, Cl 2
1.00%	—	205,853	—	38,347	22,955
1.05%	47,204	3,616	—	—	—
1.10%	—	1,256,499	—	154,029	518,532
1.15%	40,626	42,537	—	—	32,661
1.20%	160,528	423,519	23,007	59,743	229,193
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	149,362	—	—	—
1.25%	—	656,653	—	—	—
1.25%	205,458	—	—	149,808	643,456
1.30%	216,189	452,430	—	60,807	21,075
1.35%	24,197	1,909,878	—	220,302	834,252
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	181,251	804,073	—	43,170	164,566
1.45%	335,706	687,451	—	64,568	440,852
1.50%	315,924	701,904	7,974	82,998	208,962
1.55%	2,872	411,385	—	117,661	33,034
1.60%	25,306	411,522	—	1,834	15,937
1.65%	139,453	355,608	672	45,586	25,013
1.70%	298,379	313,602	24,183	24,746	48,397
1.75%	16,467	72,741	81,876	4,340	—
1.80%	27,927	34,285	—	—	7,374
1.85%	5,733	22,515	—	—	—
1.90%	276,682	143,862	73,404	—	12,012
1.95%	78,547	47,839	2,246	—	—
2.00%	—	—	—	—	—
2.05%	16,188	—	—	—	—
2.10%	109,024	81,702	3,185	—	—
2.15%	15,344	—	620	—	—
2.20%	—	—	—	—	—
2.25%	—	—	—	—	—
Total	2,539,005	9,188,836	217,167	1,067,939	3,258,271

Subaccount	GS VIT Intl Eq Insights, Inst	GS VIT Mid Cap Val, Inst	GS VIT Strategic Gro, Inst	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I
1.00%	—	—	—	—	3,404
1.05%	—	29,166	—	1,582	—
1.10%	—	—	—	—	93,031
1.15%	—	201,682	—	—	15,018
1.20%	—	108,663	—	339,590	123,360
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	103,829	—	207,143	445,816
1.30%	—	287,613	—	—	—
1.35%	—	233,566	—	—	189,399
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	6,816	165,639	33,637	111,228	291,996
1.45%	—	149,634	—	46,314	144,188
1.50%	—	165,693	—	33,988	86,942
1.55%	—	76,666	—	—	—
1.60%	35,838	91,886	33,360	88,200	144,168
1.65%	—	70,407	—	10,583	3,748
1.70%	—	472,565	—	48,240	43,124
1.75%	—	223,514	—	—	—
1.80%	—	106,202	—	—	—
1.85%	—	47,269	—	—	—
1.90%	—	705,304	—	—	—
1.95%	—	227,708	—	—	—
2.00%	—	7,401	—	—	—
2.05%	—	57,350	—	—	—
2.10%	—	109,517	—	—	—
2.15%	—	95,265	—	—	—
2.20%	—	3,279	—	—	—
2.25%	—	—	—	—	—
Total	42,654	3,739,818	66,997	886,868	1,584,194

326	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Subaccount	Invesco VI Am Fran, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Core Eq, Ser II	Invesco VI Gro & Inc, Ser II
1.00%	8,148	3,922	16,544	137	895
1.05%	—	11,738	—	—	—
1.10%	17,742	89,600	107,639	8,162	65,374
1.15%	—	808,131	50,871	—	—
1.20%	—	128,043	284,957	1,751	27,790
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	3,628	8,990	431,850	3,208	803
1.30%	6,600	709,358	—	2,203	4,695
1.35%	14,065	817,040	248,182	1,546	31,427
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	30,544	333,722	983,305	—	20,552
1.45%	10,851	488,076	349,746	—	29,182
1.50%	27,731	635,885	328,975	303,592	10,639
1.55%	4,289	252,522	—	—	8,047
1.60%	8,548	301,184	332,609	—	391
1.65%	18,087	417,627	36,831	1,967	5,946
1.70%	154,540	2,180,887	73,648	—	14,447
1.75%	—	725,138	—	—	439
1.80%	—	312,882	—	—	—
1.85%	13,478	141,161	—	—	8,004
1.90%	7,531	2,493,806	—	—	—
1.95%	—	855,338	—	—	—
2.00%	—	30,714	—	—	—
2.05%	595	233,641	—	—	—
2.10%	6,452	425,541	—	—	—
2.15%	—	406,958	—	—	—
2.20%	—	12,166	—	—	—
2.25%	—	—	—	—	—
Total	332,829	12,824,070	3,245,157	322,566	228,631

Subaccount	Invesco VI Hlth, Ser II	Invesco VI Intl Gro, Ser I	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Core Eq, Ser II	Invesco VI Mid Cap Gro, Ser I
1.00%	—	—	—	—	—
1.05%	1,495	—	25,202	—	—
1.10%	—	—	—	—	—
1.15%	—	—	6,857	27,338	—
1.20%	9,090	—	45,464	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	9,127	—	—
1.30%	—	—	14,022	62,341	—
1.35%	—	—	16,085	43,543	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	—	265,409	14,960	—	77,142
1.45%	—	—	89,620	24,050	—
1.50%	15,098	—	19,288	27,772	—
1.55%	—	—	18,254	11,157	—
1.60%	—	—	3,522	—	15,439
1.65%	9,176	—	33,060	32,323	—
1.70%	2,709	—	255,988	69,330	—
1.75%	—	—	39,659	57,982	—
1.80%	—	—	20,987	2,552	—
1.85%	—	—	10,469	4,077	—
1.90%	—	—	123,053	77,387	—
1.95%	—	—	26,820	24,249	—
2.00%	—	—	—	388	—
2.05%	—	—	—	1,200	—
2.10%	—	—	21,077	14,516	—
2.15%	—	—	15,100	15,058	—
2.20%	—	—	—	—	—
2.25%	—	—	—	—	—
Total	37,568	265,409	808,614	495,263	92,581

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	327

Subaccount	Invesco VI Mid Cap Gro, Ser II	Invesco VI Val Opp, Ser II	Janus Henderson VIT Bal, Inst	Janus Henderson VIT Enter, Serv	Janus Henderson VIT Gbl Res, Inst
1.00%	4,178	86,782	—	—	—
1.05%	—	—	—	—	—
1.10%	93,026	589,746	—	—	—
1.15%	—	107,424	—	17,591	—
1.20%	11,357	146,871	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	6,405	153,015	—	83,886	—
1.30%	7,512	287,175	—	—	—
1.35%	20,892	1,039,643	—	—	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	7,137	29,434	453,999	149,787	306,989
1.45%	46,518	251,068	—	—	—
1.50%	—	131,951	—	12,803	—
1.55%	16,939	138,341	—	—	—
1.60%	7,264	9,373	—	206,565	—
1.65%	29,769	158,105	—	—	—
1.70%	29,774	305,200	—	—	—
1.75%	11,057	220,899	—	—	—
1.80%	—	12,080	—	—	—
1.85%	—	22,315	—	—	—
1.90%	10,840	362,096	—	—	—
1.95%	—	118,513	—	—	—
2.00%	—	2,188	—	—	—
2.05%	—	6,166	—	—	—
2.10%	—	65,712	—	—	—
2.15%	—	78,915	—	—	—
2.20%	—	—	—	—	—
2.25%	—	—	—	—	—
Total	302,668	4,323,012	453,999	470,632	306,989

Subaccount	Janus Henderson VIT Gbl Tech, Serv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Serv	JPM Ins Trust U.S. Eq, Cl 1	Lazard Retire Intl Eq, Serv
1.00%	—	—	—	—	—
1.05%	—	—	61,137	—	—
1.10%	—	—	—	—	—
1.15%	2,178	—	17,682	—	—
1.20%	—	—	31,799	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	23,335	—	91,966	—	—
1.30%	—	—	11,263	—	—
1.35%	—	—	9,946	—	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	30,345	137,330	169,334	46,702	23,311
1.45%	—	—	54,293	—	—
1.50%	12,574	33,000	128,751	37,233	—
1.55%	—	—	5,267	—	—
1.60%	60,236	769,493	283,890	—	15,409
1.65%	—	—	27,999	—	—
1.70%	—	—	155,229	—	—
1.75%	—	—	33,483	—	—
1.80%	—	—	13,677	—	—
1.85%	—	—	1,416	—	—
1.90%	—	—	78,954	—	—
1.95%	—	—	25,581	—	—
2.00%	—	—	—	—	—
2.05%	—	—	—	—	—
2.10%	—	—	11,455	—	—
2.15%	—	—	42,712	—	—
2.20%	—	—	—	—	—
2.25%	—	—	—	—	—
Total	128,668	939,823	1,255,834	83,935	38,720

328	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Subaccount	Lazard Retire US Eq Select, Serv	LVIP Baron Gro Opp, Serv Cl	MFS Inv Trust, Init Cl	MFS Inv Trust, Serv Cl	MFS Mass Inv Gro Stock, Serv Cl
1.00%	—	—	—	—	9,000
1.05%	—	—	—	—	—
1.10%	—	—	—	—	325,072
1.15%	—	—	—	10,029	—
1.20%	—	—	92,243	—	46,261
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	87,993	175,484	100,623
1.30%	—	—	—	—	33,810
1.35%	—	—	—	—	479,211
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	2,520	20,460	44,138	33,420	63,274
1.45%	—	—	107,267	—	18,628
1.50%	—	5,797	227,701	—	2,380
1.55%	—	—	—	—	41,198
1.60%	32,895	41,010	—	9,458	—
1.65%	—	—	—	—	2,618
1.70%	—	—	69,633	—	21,358
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—
1.95%	—	—	—	—	—
2.00%	—	—	—	—	—
2.05%	—	—	—	—	—
2.10%	—	—	—	—	—
2.15%	—	—	—	—	—
2.20%	—	—	—	—	—
2.25%	—	—	—	—	—
Total	35,415	67,267	628,975	228,391	1,143,433

Subaccount	MFS New Dis, Init Cl	MFS New Dis, Serv Cl	MFS Research, Init Cl	MFS Total Return, Init Cl	MFS Total Return, Serv Cl
1.00%	—	8,273	—	—	158,075
1.05%	—	—	—	—	2,644
1.10%	—	175,821	—	—	1,203,448
1.15%	2,473	578	—	24,107	43,529
1.20%	—	17,133	—	—	147,329
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	90,886	—	2,107	392,073
1.30%	—	12,930	—	—	291,807
1.35%	—	91,983	—	—	2,211,489
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	73,398	6,746	110,139	—	269,786
1.45%	—	3,968	—	—	341,619
1.50%	7,671	23,314	51	—	213,577
1.55%	—	6,845	—	—	438,113
1.60%	99,661	—	388,122	—	43,871
1.65%	—	23,619	—	—	368,626
1.70%	—	68,110	—	—	366,839
1.75%	—	23,866	—	—	52,091
1.80%	—	—	—	—	—
1.85%	—	1,515	—	—	20,128
1.90%	—	—	—	—	69,628
1.95%	—	—	—	—	9,158
2.00%	—	—	—	—	8,310
2.05%	—	—	—	—	—
2.10%	—	—	—	—	14,502
2.15%	—	1,120	—	—	9,135
2.20%	—	—	—	—	—
2.25%	—	—	—	—	—
Total	183,203	556,707	498,312	26,214	6,675,777

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	329

Subaccount	MFS Utilities, Init Cl	MFS Utilities, Serv Cl	MS VIF Global Real Est, Cl II	MS VIF Mid Cap Gro, Cl II	MS VIF US Real Est, Cl I
1.00%	—	9,003	—	—	784
1.05%	—	4,306	3,446	5,610	—
1.10%	—	62,694	—	—	17,166
1.15%	—	2,557	1,442	—	—
1.20%	152,319	3,170	23,570	13,125	14,804
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	111,900	25,986	1,157	—	—
1.30%	—	25,538	5,185	—	11,853
1.35%	—	30,694	2,743	—	49,124
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	281,844	32,606	1,543	—	7,038
1.45%	186,874	3,869	17,693	—	6,878
1.50%	97,348	22,700	2,687	3,346	1,837
1.55%	—	10,258	1,993	—	789
1.60%	232,302	16,047	15,332	16,372	1,951
1.65%	32,592	5,198	26,321	—	—
1.70%	86,944	410	58,094	12,852	12,822
1.75%	—	14,803	7,159	—	—
1.80%	—	3,300	3,767	—	—
1.85%	—	10,599	—	—	—
1.90%	—	10,153	22,388	—	—
1.95%	—	—	5,751	—	—
2.00%	—	—	—	—	—
2.05%	—	—	—	—	—
2.10%	—	—	8,169	—	—
2.15%	—	2,515	13,192	—	—
2.20%	—	—	—	—	—
2.25%	—	—	—	—	—
Total	1,182,123	296,406	221,632	51,305	125,046

Subaccount	MS VIF US Real Est, Cl II	Oppen Cap Appr VA	Oppen Cap Appr VA, Serv	Oppen Global VA	Oppen Global VA, Serv
1.00%	—	—	22,692	—	14,749
1.05%	41,943	—	2,426	—	11,931
1.10%	—	—	233,327	—	119,259
1.15%	8,124	—	251,131	—	2,729
1.20%	10,092	—	40,259	—	146,503
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	30,547	—	76,034
1.30%	9,435	—	313,770	—	34,971
1.35%	17,145	—	818,156	—	120,088
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	—	253,870	15,819	356	55,989
1.45%	4,599	—	178,162	—	61,366
1.50%	31,280	—	243,977	—	77,803
1.55%	10,696	—	159,507	—	14,128
1.60%	—	—	54,206	—	3,838
1.65%	3,488	—	147,299	—	10,887
1.70%	54,697	—	824,293	—	51,179
1.75%	23,929	—	320,448	—	1,677
1.80%	3,890	—	38,003	—	3,622
1.85%	7,808	—	40,099	—	—
1.90%	79,104	—	845,813	—	48,000
1.95%	22,937	—	332,478	—	—
2.00%	2,233	—	6,904	—	—
2.05%	2,383	—	49,521	—	2,343
2.10%	11,530	—	145,013	—	1,143
2.15%	26,000	—	190,609	—	—
2.20%	—	—	4,880	—	—
2.25%	—	—	—	—	—
Total	371,313	253,870	5,309,339	356	858,239

330	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Subaccount	Oppen Global Strategic Inc VA	Oppen Global Strategic Inc VA, Srv	Oppen Main St VA	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl
1.00%	—	97,565	—	27,036	—
1.05%	—	35,604	—	2,783	33,135
1.10%	—	554,780	—	175,398	—
1.15%	—	440,997	—	13,471	4,873
1.20%	—	395,449	—	72,406	34,604
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	388,055	—	31,001	9,611
1.30%	—	637,998	—	58,846	8,985
1.35%	—	1,072,935	—	101,939	15,011
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	50,021	486,427	19,338	25,742	6,561
1.45%	—	513,964	—	98,160	48,185
1.50%	—	413,274	—	16,596	16,839
1.55%	—	461,548	—	32,434	5,790
1.60%	—	342,152	—	16,117	13,964
1.65%	—	539,096	—	15,153	65,306
1.70%	—	1,364,892	—	41,208	222,194
1.75%	—	897,566	—	1,613	45,281
1.80%	—	306,283	—	—	22,671
1.85%	—	134,721	—	5,453	6,208
1.90%	—	1,191,838	—	—	163,722
1.95%	—	587,931	—	—	53,120
2.00%	—	45,155	—	151	—
2.05%	—	139,486	—	—	—
2.10%	—	321,144	—	—	17,225
2.15%	—	393,309	—	4,455	26,401
2.20%	—	—	—	—	—
2.25%	—	—	—	—	—
Total	50,021	11,762,169	19,338	739,962	819,686

Subaccount	Put VT Div Inc, Cl IA	Put VT Div Inc, Cl IB	Put VT Eq Inc, Cl IA	Put VT Eq Inc, Cl IB	Put VT Global Eq, Cl IA
1.00%	—	—	—	38,575	—
1.05%	—	—	—	—	—
1.10%	—	—	—	516,840	—
1.15%	—	—	—	36,917	—
1.20%	—	—	—	76,185	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	153,734	—
1.30%	—	—	—	18,928	—
1.35%	—	—	—	466,510	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	232,801	144,571	1,975,161	616,858	182,814
1.45%	—	—	—	22,213	—
1.50%	—	—	—	18,533	—
1.55%	—	—	—	97,830	—
1.60%	—	—	—	—	—
1.65%	—	—	—	32,826	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	2,941	—
1.90%	—	—	—	—	—
1.95%	—	—	—	—	—
2.00%	—	—	—	—	—
2.05%	—	—	—	—	—
2.10%	—	—	—	—	—
2.15%	—	—	—	—	—
2.20%	—	—	—	—	—
2.25%	—	—	—	—	—
Total	232,801	144,571	1,975,161	2,098,890	182,814

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	331

Subaccount	Put VT Global Hlth Care, Cl IB	Put VT Gro Opp, Cl IA	Put VT Gro Opp, Cl IB	Put VT Hi Yield, Cl IA	Put VT Hi Yield, Cl IB
1.00%	—	—	—	—	—
1.05%	—	—	—	—	—
1.10%	55,879	—	—	—	—
1.15%	—	—	—	—	—
1.20%	7,937	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	53,641	—	—	—	—
1.30%	12,874	—	—	—	—
1.35%	4,146	—	—	—	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	23,701	228,060	496,740	135,183	48,580
1.45%	43,323	—	—	—	—
1.50%	47,540	—	—	—	—
1.55%	3,282	—	—	—	—
1.60%	13,466	—	—	—	—
1.65%	7,799	—	—	—	—
1.70%	—	—	—	—	—
1.75%	4,074	—	—	—	—
1.80%	—	—	—	—	—
1.85%	13,073	—	—	—	—
1.90%	5,743	—	—	—	—
1.95%	—	—	—	—	—
2.00%	—	—	—	—	—
2.05%	1,015	—	—	—	—
2.10%	—	—	—	—	—
2.15%	—	—	—	—	—
2.20%	—	—	—	—	—
2.25%	—	—	—	—	—
Total	297,493	228,060	496,740	135,183	48,580

Subaccount	Put VT Inc, Cl IB	Put VT Intl Eq, Cl IB	Put VT Intl Gro, Cl IB	Put VT Intl Val, Cl IB	Put VT Research, Cl IB
1.00%	—	43,229	—	—	1,881
1.05%	—	—	—	—	—
1.10%	—	256,692	26,823	—	4,083
1.15%	7,335	24,183	—	—	—
1.20%	—	585,194	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1,398	616,830	14,554	—	—
1.30%	—	44,247	—	—	2,979
1.35%	—	266,074	146,269	—	7,392
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	—	248,079	32,196	—	1,905
1.45%	—	630,426	—	—	—
1.50%	9,420	127,049	—	—	5,347
1.55%	—	82,836	—	—	—
1.60%	—	13,354	—	—	—
1.65%	—	107,300	—	—	—
1.70%	250	148,640	—	—	—
1.75%	—	7,562	—	—	—
1.80%	—	—	—	—	—
1.85%	—	5,847	—	—	—
1.90%	—	6,527	—	—	—
1.95%	—	—	—	—	—
2.00%	—	—	—	—	—
2.05%	—	—	—	—	—
2.10%	—	—	—	—	—
2.15%	—	2,287	—	—	—
2.20%	—	—	—	—	—
2.25%	—	—	—	—	—
Total	18,403	3,216,356	219,842	—	23,587

332	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Subaccount	Put VT Sm Cap Val, Cl IB	Put VT Sus Leaders, Cl IA	Put VT Sus Leaders, Cl IB	Royce Micro-Cap, Invest Cl	Royce Sm-Cap, Invest Cl
1.00%	—	—	10,449	—	—
1.05%	—	—	—	—	—
1.10%	—	—	87,359	—	—
1.15%	—	—	10,713	—	—
1.20%	45,336	—	156,448	—	—
1.25%	—	—	193,302	—	—
1.25%	—	—	30,510	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.30%	12,903	—	—	—	—
1.35%	10,860	—	66,358	—	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	5,340	380,604	77,894	38,475	53,941
1.45%	1,207	—	244,693	—	—
1.50%	4,794	—	68,610	15,863	3,921
1.55%	908	—	—	—	—
1.60%	—	—	—	85,999	43,165
1.65%	6,189	—	21,687	—	—
1.70%	138,335	—	14,262	—	—
1.75%	5,732	—	—	—	—
1.80%	6,711	—	—	—	—
1.85%	2,202	—	1,850	—	—
1.90%	26,413	—	—	—	—
1.95%	8,913	—	—	—	—
2.00%	—	—	—	—	—
2.05%	—	—	—	—	—
2.10%	—	—	—	—	—
2.15%	—	—	—	—	—
2.20%	—	—	—	—	—
2.25%	—	—	—	—	—
Total	275,843	380,604	984,135	140,337	101,027

Subaccount	Temp Dev Mkts, Cl 2	Temp Foreign, Cl 2	Temp Global Bond, Cl 2	Temp Gro, Cl 2	Third Ave Val
1.00%	—	26,401	—	—	—
1.05%	—	—	41,080	26,043	—
1.10%	14,485	532,585	—	—	—
1.15%	—	12,378	212,156	—	—
1.20%	—	99,712	145,375	60,215	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	64,759	—	—	—
1.25%	—	—	—	—	—
1.25%	—	76,752	—	—	—
1.25%	20,069	—	15,319	5,454	—
1.30%	—	63,973	218,371	180,603	—
1.35%	73,935	760,763	277,720	14,463	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	—	149,776	160,671	37,809	53,275
1.45%	—	194,855	167,316	23,533	—
1.50%	—	50,064	254,651	7,113	205
1.55%	—	58,481	99,810	2,652	—
1.60%	—	72,953	139,366	16,784	51,945
1.65%	—	67,777	207,331	21,986	—
1.70%	—	81,299	1,124,846	45,756	—
1.75%	—	17,483	324,408	18,711	—
1.80%	—	—	134,903	3,387	—
1.85%	—	20,261	73,826	—	—
1.90%	—	—	924,097	18,316	—
1.95%	—	—	249,082	36,842	—
2.00%	—	—	20,339	—	—
2.05%	—	—	109,906	—	—
2.10%	—	—	232,869	79,746	—
2.15%	—	—	160,410	—	—
2.20%	—	—	—	—	—
2.25%	—	—	—	—	—
Total	108,489	2,350,272	5,293,852	599,413	105,425

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	333

Subaccount	VP Aggr, Cl 2	VP Aggr, Cl 4	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk, Cl 2
1.00%	6,781,626	7,896,418	1,463,543	2,794,550	—
1.05%	—	4,286,193	172,527	8,037,775	—
1.10%	—	—	—	—	—
1.15%	29,619	51,148	77,208	44,209	—
1.20%	2,640,240	7,449,213	3,159,128	5,050,146	81,617
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	455,138	2,311,879	28,779	2,392,669	—
1.30%	—	507,451	424,044	22,802	—
1.35%	—	1,115,953	87,782	2,314,792	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	—	2,198,758	300,448	1,085,082	—
1.45%	961,035	4,056,508	1,813,431	5,323,777	—
1.50%	174,175	1,240,622	377,305	1,189,365	—
1.55%	321,084	988,953	1,289,658	753,834	—
1.60%	156,926	562,252	188,840	1,116,373	—
1.65%	13,593	1,242,127	1,967,143	690,533	—
1.70%	1,004,621	9,398,149	1,966,021	12,355,693	—
1.75%	255,705	4,726,159	479,242	5,925,510	—
1.80%	269,885	417,292	319,464	524,444	—
1.85%	—	220,345	—	3,858,349	—
1.90%	208,493	5,670,152	470,341	3,624,783	—
1.95%	627,143	1,847,290	457,653	3,561,554	—
2.00%	183,040	13,560	97,923	226,361	—
2.05%	—	12,124	—	472,079	—
2.10%	—	1,496,039	—	1,075,300	—
2.15%	—	765,203	42,584	1,261,012	—
2.20%	—	213,211	—	—	—
2.25%	—	—	—	—	—
Total	14,082,323	58,686,999	15,183,064	63,700,992	81,617

Subaccount	VP Man Risk US, Cl 2	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2
1.00%	—	518,429	1,716,177	16,941,434	12,547,084
1.05%	—	1,201,697	3,848,915	8,585,881	22,599,815
1.10%	—	—	—	—	—
1.15%	—	—	224,071	958,742	2,187,292
1.20%	29,837	784,164	4,313,792	15,141,032	20,614,146
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	130,062	1,968,286	4,707,521	9,921,084
1.30%	—	17,855	184,886	113,453	1,341,395
1.35%	—	1,016,721	1,404,345	1,991,518	6,399,198
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	—	847,640	2,415,086	3,779,998	9,469,772
1.45%	—	968,390	3,438,116	4,942,189	13,132,388
1.50%	—	425,571	719,285	699,440	5,323,698
1.55%	—	419,660	497,803	1,970,585	2,472,399
1.60%	—	772,377	1,095,050	1,382,383	1,364,622
1.65%	—	351,846	885,094	1,430,065	4,275,728
1.70%	—	1,952,791	9,804,449	19,706,797	48,908,972
1.75%	—	1,317,825	1,949,042	7,128,197	17,541,856
1.80%	—	—	592,425	873,829	318,687
1.85%	—	154,819	703,022	237,494	1,585,292
1.90%	—	1,308,878	5,460,747	11,273,597	30,114,830
1.95%	—	1,597,154	2,879,350	3,846,229	13,999,728
2.00%	—	36,174	—	—	200,965
2.05%	—	20,386	161,434	214,987	3,102,334
2.10%	—	315,719	970,363	944,990	4,747,899
2.15%	—	61,051	—	900,698	1,269,721
2.20%	—	—	—	—	—
2.25%	—	—	—	—	—
Total	29,837	14,219,209	45,231,738	107,771,059	233,438,905

334	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Subaccount	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2
1.00%	53,257,622	43,182,317	15,342,178	21,658,133	5,084,081
1.05%	5,083,027	75,990,278	205,188	15,363,775	930,667
1.10%	—	—	—	—	—
1.15%	31,596	805,306	152,805	276,311	—
1.20%	49,188,427	75,811,071	13,108,028	21,179,317	8,485,032
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	5,796,782	28,524,181	2,842,044	8,130,917	995,251
1.30%	202,036	1,448,261	171,367	599,406	106,223
1.35%	833,362	20,188,158	80,451	3,258,084	1,053,086
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	1,107,867	13,898,895	289,521	5,769,202	88,393
1.45%	22,343,966	51,433,783	6,250,583	12,654,869	1,914,890
1.50%	1,255,245	9,106,968	131,331	2,293,310	703,759
1.55%	8,498,375	12,525,157	3,648,341	2,791,907	1,137,296
1.60%	959,702	3,456,791	203,268	2,365,339	195,022
1.65%	2,705,614	9,073,622	238,873	4,661,521	705,726
1.70%	21,355,014	133,639,193	8,200,907	27,930,382	3,774,793
1.75%	3,594,964	55,666,237	831,478	15,682,459	760,648
1.80%	1,801,829	3,510,452	1,298,678	2,375,984	331,998
1.85%	183,869	3,154,342	281,702	751,410	—
1.90%	2,307,362	59,198,781	1,458,442	22,217,491	806,857
1.95%	3,332,263	33,481,388	1,630,893	7,531,765	762,038
2.00%	1,388,407	1,674,342	—	211,840	178,962
2.05%	259,347	4,050,048	—	1,000,652	—
2.10%	1,603,427	11,373,024	99,327	3,657,662	949,783
2.15%	1,405,078	6,544,384	92,125	1,586,339	485,399
2.20%	—	145,719	—	—	—
2.25%	—	—	—	—	—
Total	188,495,181	657,882,698	56,557,530	183,948,075	29,449,904

Subaccount	VP Mod Conserv, Cl 4	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2
1.00%	7,075,718	15,775	112,853	2,885,013	494,258
1.05%	9,007,039	—	—	—	—
1.10%	—	54,905	—	—	—
1.15%	—	240,748	—	—	—
1.20%	8,196,006	21,170	—	576,910	293,425
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	2,790,087	12,031	130,058	173,635	—
1.30%	215,102	254,958	—	—	—
1.35%	2,908,404	352,895	—	—	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	2,632,891	205,841	—	—	—
1.45%	6,270,860	180,698	301,854	—	295,017
1.50%	3,110,595	237,439	—	—	—
1.55%	1,465,597	83,893	—	—	—
1.60%	1,216,061	178,414	—	—	—
1.65%	1,448,469	189,067	—	—	—
1.70%	15,580,654	893,353	—	—	—
1.75%	6,042,498	323,653	—	—	—
1.80%	645,272	172,702	—	—	—
1.85%	1,005,156	53,231	—	—	—
1.90%	8,174,621	870,516	—	—	—
1.95%	3,128,042	324,710	—	—	—
2.00%	—	13,290	—	—	—
2.05%	685,501	85,920	—	—	—
2.10%	2,837,522	163,308	—	158,624	—
2.15%	1,478,322	146,545	—	—	—
2.20%	60,972	5,066	—	—	—
2.25%	—	—	—	—	—
Total	85,975,389	5,080,128	544,765	3,794,182	1,082,700

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	335

Subaccount	Wanger Intl	Wanger USA	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 1	WF VT Intl Eq, Cl 2
1.00%	—	—	—	3,090	42,596
1.05%	11,583	5,907	—	—	—
1.10%	—	—	—	15,701	221,297
1.15%	150,528	125,509	—	—	94,722
1.20%	53,223	50,796	510,693	—	142,959
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	2,115	845	502,215	11,508	144,458
1.30%	206,745	149,686	—	—	103,682
1.35%	170,849	141,494	—	34,965	361,069
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	48,156	110,190	327,938	—	85,454
1.45%	136,443	77,252	686,018	—	210,576
1.50%	186,608	82,638	418,831	—	146,784
1.55%	55,926	47,477	—	—	66,206
1.60%	134,445	395,697	44,617	—	19,623
1.65%	104,385	88,038	165,161	—	79,371
1.70%	481,115	454,722	158,776	—	346,817
1.75%	299,732	153,300	—	—	13,167
1.80%	26,108	100,884	—	—	6,980
1.85%	24,973	31,694	—	—	33,137
1.90%	344,096	384,866	—	—	453,379
1.95%	257,407	154,895	—	—	—
2.00%	3,720	6,666	—	—	—
2.05%	7,325	40,978	—	—	53,922
2.10%	56,045	74,640	—	—	58,274
2.15%	131,653	78,342	—	—	—
2.20%	3,707	2,235	—	—	—
2.25%	—	—	—	—	—
Total	2,896,887	2,758,751	2,814,249	65,264	2,684,473

Subaccount	WF VT Omega Gro, Cl 1	WF VT Omega Gro, Cl 2	WF VT Opp, Cl 1	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2
1.00%	8,719	150,981	4,539	133,058	20,473
1.05%	—	—	—	—	—
1.10%	81,651	188,370	19,818	369,045	98,640
1.15%	—	127,131	—	7,707	22,054
1.20%	—	449,924	—	201,667	421,773
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	46,148	302,588	31,207	186,478	177,576
1.30%	—	128,694	—	95,124	45,425
1.35%	150,727	271,640	165,383	416,394	105,132
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	—	349,110	—	165,193	218,656
1.45%	—	746,202	—	158,276	421,868
1.50%	—	333,126	—	63,037	154,437
1.55%	—	115,739	—	133,182	37,181
1.60%	—	182,382	—	40,369	2,390
1.65%	—	126,591	—	83,185	97,857
1.70%	—	438,913	—	112,761	494,448
1.75%	—	62,445	—	11,916	3,955
1.80%	—	148,549	—	—	635
1.85%	—	52,682	—	3,473	12,297
1.90%	—	561,949	—	54,406	113,625
1.95%	—	—	—	—	—
2.00%	—	9,820	—	—	401
2.05%	—	108,478	—	2,886	9,520
2.10%	—	116,633	—	4,382	15,517
2.15%	—	—	—	—	—
2.20%	—	—	—	—	—
2.25%	—	—	—	—	—
Total	287,245	4,971,947	220,947	2,242,539	2,473,860

336	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

The following is a summary of net assets at December 31, 2018:

Subaccount	AB VPS Bal Wealth Strategy, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Inter Bond, Cl B	AB VPS Intl Val, Cl B
1.00%	$105	$3,444	$91,193	$—	$66
1.05%	129	99	24,920	—	32,220
1.10%	91,256	97,968	1,047,117	—	—
1.15%	103	100	3,933	—	676,762
1.20%	9,982	11,217	94,002	—	49,243
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	11,050	42,344	450,645	—	6,424
1.30%	3,285	58,277	89,897	—	671,400
1.35%	48,556	142,552	2,098,382	—	745,994
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	5,947	115,507	90,968	180,716	496,447
1.45%	26,015	20,854	69,522	—	355,901
1.50%	91	2,424	61,110	27,922	561,168
1.55%	56,978	146,000	122,133	—	226,596
1.60%	18,907	135,704	5,658	61,270	453,044
1.65%	80	30,284	208,630	—	413,865
1.70%	103	39,932	21,795	—	2,173,572
1.75%	60	119	31,143	—	683,238
1.80%	108	5,801	2,757	—	473,742
1.85%	118	124	15,269	—	166,937
1.90%	117	110	164,972	—	1,911,470
1.95%	79	96	136	—	633,765
2.00%	116	12,144	143	—	30,932
2.05%	116	91	1,754	—	221,255
2.10%	8,517	91	453	—	351,884
2.15%	114	127	158	—	304,836
2.20%	113	89	140	—	8,246
2.25%	—	102	159	—	65
Total	$282,045	$865,600	$4,696,989	$269,908	$11,649,072

Subaccount	AB VPS Lg Cap Gro, Cl B	AC VP Inc & Gro, Cl I	AC VP Inflation Prot, Cl II	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II
1.00%	$76,599	$—	$—	$—	$172
1.05%	—	—	2,032	92	83
1.10%	295,425	—	—	—	—
1.15%	—	—	1,106,011	83	139
1.20%	68,623	—	2,174	60,842	40,768
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	145,144	—	2,542	89	91
1.30%	46,499	—	1,098,179	82	137
1.35%	991,951	—	1,271,587	82	84
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	420,883	273,121	604,994	87	30,138
1.45%	5,772	—	511,654	77	106
1.50%	6,228	—	1,111,276	81	50,862
1.55%	120,374	—	453,820	81	133
1.60%	516,114	—	540,049	86	4,414
1.65%	304	—	534,134	79	163
1.70%	723	—	4,014,467	355	210
1.75%	263	—	1,223,013	79	96
1.80%	243	—	628,850	77	128
1.85%	276	—	347,491	76	92
1.90%	—	—	3,376,809	24,801	154
1.95%	—	—	1,005,983	74	127
2.00%	—	—	95,288	74	126
2.05%	—	—	430,318	96	126
2.10%	—	—	670,463	73	108
2.15%	—	—	707,953	72	22,883
2.20%	—	—	2,002	72	123
2.25%	—	—	—	—	153
Total	$2,695,421	$273,121	$19,741,089	$87,610	$151,616

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	337

Subaccount	AC VP Ultra, Cl II	AC VP Val, Cl I	AC VP Val, Cl II	CB Var Sm Cap Gro, Cl I	Col VP Asset Alloc, Cl 1
1.00%	$204	$—	$153	$217	$—
1.05%	4,435	—	69	2,869	—
1.10%	—	—	—	—	—
1.15%	474,542	—	3,893	172	2,757
1.20%	194,357	—	133	52,232	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	171	—	70	170	56,822
1.30%	757,559	—	2,285	169	—
1.35%	585,208	—	3,007	169	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	172	261,303	19,174	130	—
1.45%	425,154	—	7,993	126	—
1.50%	372,494	—	14,671	124	—
1.55%	137,124	—	122	165	—
1.60%	94,486	—	18,894	43,779	—
1.65%	340,306	—	94	1,615	—
1.70%	1,388,565	—	22,323	36,903	—
1.75%	653,315	—	137	6,723	—
1.80%	79,188	—	82	9,471	—
1.85%	63,420	—	151	162	—
1.90%	919,720	—	7,762	139	—
1.95%	818,863	—	28,265	157	—
2.00%	9,807	—	148	156	—
2.05%	19,702	—	147	155	—
2.10%	156,321	—	147	155	—
2.15%	320,631	—	92	109	—
2.20%	13,871	—	146	153	—
2.25%	182	—	136	194	—
Total	$7,829,797	$261,303	$130,094	$156,414	$59,579

Subaccount	Col VP Bal, Cl 3	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 3	Col VP Govt Money Mkt, Cl 3
1.00%	$28,273	$80,386	$86,092	$98	$360,468
1.05%	—	68	45,204	18,243	78,010
1.10%	213,545	593,969	510,560	—	1,527,176
1.15%	49,015	490,787	1,097,377	413,075	602,723
1.20%	—	627,692	529,185	161,837	1,143,812
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	91,905	1,219,715	263,974	13,155	1,278,473
1.30%	—	912,579	1,094,828	493,740	798,890
1.35%	172,296	1,194,104	1,632,240	496,778	2,467,258
1.40%	—	—	173,360	—	—
1.40%	—	—	861,409	—	—
1.40%	1,407,048	2,464,409	—	294,544	3,003,059
1.45%	—	751,781	944,580	273,796	1,702,793
1.50%	11,907	1,141,929	921,089	394,673	1,824,871
1.55%	—	393,293	471,591	179,414	2,396,906
1.60%	678,159	613,286	1,038,890	315,256	1,040,477
1.65%	—	428,233	737,692	290,228	551,379
1.70%	15,450	1,406,757	4,010,288	1,542,864	3,438,236
1.75%	—	564,693	1,068,401	485,280	563,518
1.80%	115	319,323	480,210	307,854	671,803
1.85%	—	129,135	238,738	101,000	559,276
1.90%	—	1,465,882	3,149,848	1,251,354	3,021,704
1.95%	—	217,119	1,252,629	477,659	114,490
2.00%	—	27,937	42,102	25,274	86,244
2.05%	—	42,913	382,285	120,303	425,872
2.10%	—	229,604	588,135	232,598	480,120
2.15%	—	217,463	543,844	204,323	102,195
2.20%	—	170	18,706	7,317	10,244
2.25%	—	170	127	77	1,996
Total	$2,667,713	$15,533,397	$22,183,384	$8,100,740	$28,251,993

338	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Subaccount	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 1	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 1
1.00%	$125	$—	$91	$205,603	$—
1.05%	7,869	—	34,806	88,106	—
1.10%	—	—	—	937,544	—
1.15%	198,071	5,563	203,345	86,656	102,363
1.20%	183,957	—	61,636	364,842	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	167,048	230,975	15,000	289,676	159,796
1.30%	93,425	—	159,539	263,163	—
1.35%	101,059	—	206,315	740,291	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	603,763	—	48,241	1,688,855	—
1.45%	121,313	—	291,154	680,328	—
1.50%	143,812	—	233,267	1,025,191	—
1.55%	33,607	—	98,382	315,274	—
1.60%	551,684	—	14,833	293,232	—
1.65%	98,182	—	196,236	506,250	—
1.70%	687,471	—	992,910	1,141,751	—
1.75%	296,761	—	654,808	225,131	—
1.80%	198,560	—	66,398	146,339	—
1.85%	52,158	—	58,185	99,080	—
1.90%	520,167	—	734,192	913,439	—
1.95%	205,811	—	399,326	219,590	—
2.00%	42,958	—	20,558	98	—
2.05%	94,782	—	33,831	57,140	—
2.10%	174,038	—	152,996	97,663	—
2.15%	168,175	—	280,934	112,991	—
2.20%	76	—	79	79	—
2.25%	103	—	100	81	—
Total	$4,744,975	$236,538	$4,957,162	$10,498,393	$262,159

Subaccount	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3	Col VP Overseas Core, Cl 3
1.00%	$22	$225,424	$1,358	$158	$96
1.05%	24	59,653	144	5,951	33,853
1.10%	17,665	1,005,104	15,288	—	—
1.15%	1,035	259,394	34,627	115	86
1.20%	10,114	343,859	33,183	2,038	8,420
1.25%	—	—	—	—	—
1.25%	—	69,232	—	—	—
1.25%	—	130,439	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	24	—	47	114	76
1.30%	3,503	501,611	27,510	114	73
1.35%	12,019	1,516,039	67,883	3,942	4,527
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	164,947	21,792	940,043	114	258,306
1.45%	24	770,145	5,882	21	102
1.50%	25,582	619,733	52,358	4,068	14,207
1.55%	14,222	569,654	24,637	113	80
1.60%	10,984	8,301	84,263	113	33,190
1.65%	186	119,661	4,089	149	79
1.70%	201,661	412,417	107,157	26,190	130
1.75%	40,662	239,004	19,445	21	76
1.80%	182	27	60,815	20	78
1.85%	2,210	20	13,268	105	6,062
1.90%	51,801	16,039	126,656	20	78
1.95%	24	23	110	105	74
2.00%	176	23	3,040	104	75
2.05%	13,184	22	6,107	103	74
2.10%	18,559	211	13,779	42	74
2.15%	2,985	112	100	102	84
2.20%	107	111	99	102	73
2.25%	169	158	—	135	82
Total	$592,071	$6,888,208	$1,641,888	$44,059	$360,055

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	339

Subaccount	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3	Col VP Sm Cap Val, Cl 2	Col VP Sm Co Gro, Cl 1	Col VP US Govt Mtge, Cl 1
1.00%	$—	$152	$113	$—	$—
1.05%	150	—	34,566	—	—
1.10%	—	20,555	—	—	—
1.15%	10,220	39,818	7,295	7,037	16,692
1.20%	148	58,451	56,406	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	147	171,773	7,292	9,557	181,141
1.30%	221	—	15,015	—	—
1.35%	2,241	187,418	15,900	—	—
1.40%	—	39,128	—	—	—
1.40%	—	51,414	—	—	—
1.40%	145	—	12,194	—	—
1.45%	22	37,584	92,776	—	—
1.50%	19	36,258	41,836	—	—
1.55%	12,082	—	43,890	—	—
1.60%	138	103,154	3,205	—	—
1.65%	115	794	47,837	—	—
1.70%	114	34,781	251,341	—	—
1.75%	22	—	35,965	—	—
1.80%	112	131	19,673	—	—
1.85%	110	—	792	—	—
1.90%	85,198	—	138,574	—	—
1.95%	90	—	48,940	—	—
2.00%	104	—	82	—	—
2.05%	22	—	114	—	—
2.10%	102	—	34,150	—	—
2.15%	101	—	6,735	—	—
2.20%	290	—	104	—	—
2.25%	—	—	102	—	—
Total	$111,913	$781,411	$914,897	$16,594	$197,833

Subaccount	Col VP US Govt Mtge, Cl 3	CS Commodity Return	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP Loomis Sayles Gro, Cl 1	CTIVP MFS Blend Res Core Eq, Cl 3
1.00%	$35,687	$78	$146	$50	$49
1.05%	13,041	702	49,464	119,747	38,316
1.10%	737,766	—	—	—	—
1.15%	55,749	86	12,442	9,772	9,307
1.20%	623,782	15,721	68,471	72,432	51,383
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	145,540	—	—	—	—
1.25%	245,163	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	108	20,169	11,932	11,010
1.30%	204,916	101	37,579	23,010	23,725
1.35%	846,032	75	67,430	22,741	19,547
1.40%	113,336	—	—	—	—
1.40%	333,014	—	—	—	—
1.40%	—	7,038	45,809	68,623	10,221
1.45%	231,140	66	152,715	141,132	118,412
1.50%	481,666	70	72,636	64,568	19,586
1.55%	139,165	64	36,327	18,058	10,044
1.60%	194,873	5,083	35,250	49,188	34,206
1.65%	522,314	5,903	153,007	49,808	48,772
1.70%	932,772	6,620	575,607	356,755	318,992
1.75%	369,311	4,040	102,956	62,038	63,770
1.80%	57,529	98	77,991	27,142	26,458
1.85%	160,014	60	33,534	27,601	809
1.90%	540,388	64	474,679	162,377	149,898
1.95%	110,838	84	103,574	46,805	40,472
2.00%	8,048	60	100	49	22
2.05%	105,990	60	32,195	49	43
2.10%	70,290	2,652	75,706	27,167	24,937
2.15%	37,703	59	48,047	15,189	15,034
2.20%	80	59	81	49	21
2.25%	80	70	81	49	127
Total	$7,316,227	$49,021	$2,275,996	$1,376,331	$1,035,161

340	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Subaccount	CTIVP Vty Sycamore Estb Val, Cl 3	Drey IP MidCap Stock, Serv	Drey IP Tech Gro, Serv	Drey Sus US Eq, Init	Drey VIF Appr, Serv
1.00%	$186	$—	$—	$—	$—
1.05%	1,729	133	473	—	302
1.10%	—	—	—	—	—
1.15%	137	228	165,216	—	159
1.20%	2,561	76	134,002	50,605	295
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	163	129	194	105,810	294
1.30%	137	1,548	255,583	—	21,487
1.35%	136	92	194,753	—	30,320
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	136	126	104,504	39,162	210
1.45%	136	126	103,230	94,893	3,156
1.50%	135	47,312	167,988	10,375	260
1.55%	6,998	216	62,814	—	201
1.60%	41	123	124,435	194	5,815
1.65%	214	213	118,874	21,409	198
1.70%	20	11,550	515,082	41,134	238
1.75%	46	209	180,092	—	244
1.80%	121	208	114,337	187	76
1.85%	120	206	38,111	—	193
1.90%	23	205	468,950	—	8,950
1.95%	118	93	187,115	—	190
2.00%	116	201	4,223	—	189
2.05%	116	200	46,729	—	10,160
2.10%	128	199	78,588	—	187
2.15%	114	198	67,297	—	185
2.20%	113	196	2,823	—	183
2.25%	160	—	—	—	—
Total	$13,904	$63,787	$3,135,413	$363,769	$83,492

Subaccount	Drey VIF Intl Eq, Serv	Drey VIF Intl Val, Serv	EV VT Floating-Rate Inc, Init Cl	Fid VIP Bal, Serv Cl	Fid VIP Bal, Serv Cl 2
1.00%	$91	$73	$1,978	$—	$—
1.05%	84	7,658	23,406	—	—
1.10%	—	—	—	—	—
1.15%	71	121	4,515	5,267	—
1.20%	5,468	60,347	32,987	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	69	94	7,531	187,473	—
1.30%	68	2,073	4,811	—	—
1.35%	68	78	18,925	—	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	68	93	26,479	—	55,700
1.45%	87	71	65,745	—	—
1.50%	67	10,246	28,049	—	19,970
1.55%	66	113	8,474	—	—
1.60%	7,821	91	53,304	—	118
1.65%	104	72	65,114	—	—
1.70%	2,732	4,492	201,816	—	16,107
1.75%	3,882	68	107,898	—	—
1.80%	95	6,811	91,608	—	117
1.85%	101	108	4,230	—	—
1.90%	3,313	71	111,586	—	—
1.95%	100	4,712	49,037	—	—
2.00%	100	105	2,180	—	—
2.05%	99	62	2,133	—	—
2.10%	99	103	17,971	—	—
2.15%	79	67	26,040	—	—
2.20%	98	102	2,163	—	—
2.25%	80	65	2,320	—	—
Total	$24,910	$97,896	$960,300	$192,740	$92,012

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	341

Subaccount	Fid VIP Contrafund, Serv Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Dyn Appr, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2
1.00%	$49,750	$427,320	$—	$—	$—
1.05%	—	108,350	—	—	—
1.10%	711,153	2,696,823	—	—	—
1.15%	—	1,606,212	—	56,782	—
1.20%	—	1,123,751	184,496	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	188,556	771,669	135,983	108,496	—
1.30%	—	2,517,523	—	—	—
1.35%	1,640,708	5,177,367	—	—	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	—	1,863,701	10,318	363,459	18,089
1.45%	—	1,575,566	163,850	—	—
1.50%	—	1,712,886	62	19,166	33,940
1.55%	—	1,149,912	—	—	—
1.60%	—	947,151	127	579,393	124
1.65%	—	2,180,496	151	—	—
1.70%	—	6,229,608	33,258	—	18,449
1.75%	—	1,728,151	—	—	—
1.80%	—	1,001,340	124	—	120
1.85%	—	604,975	—	—	—
1.90%	—	4,602,334	—	—	—
1.95%	—	1,584,374	—	—	—
2.00%	—	63,084	—	—	—
2.05%	—	467,706	—	—	—
2.10%	—	802,870	—	—	—
2.15%	—	790,014	—	—	—
2.20%	—	22,641	—	—	—
2.25%	—	197	—	—	—
Total	$2,590,167	$41,756,021	$528,369	$1,127,296	$70,722

Subaccount	Fid VIP Gro, Serv Cl	Fid VIP Gro, Serv Cl 2	Fid VIP Hi Inc, Serv Cl	Fid VIP Hi Inc, Serv Cl 2	Fid VIP Invest Gr, Serv Cl 2
1.00%	$—	$32,136	$42,267	$—	$78
1.05%	—	328	—	—	35,050
1.10%	—	262,376	123,413	—	—
1.15%	11,147	266	—	—	569,677
1.20%	—	28,160	—	13,331	43,382
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	5,298	51,535	104,972	77,232	23,860
1.30%	—	148,503	—	—	390,008
1.35%	—	296,128	461,850	—	555,227
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	—	37,138	—	37,638	66,315
1.45%	—	158,928	—	77,221	586,234
1.50%	—	106,932	—	53,335	438,882
1.55%	—	110,135	—	—	177,218
1.60%	—	625	—	92	30,405
1.65%	—	14,369	—	24,307	421,161
1.70%	—	14,562	—	1,608	1,935,217
1.75%	—	4,421	—	—	994,984
1.80%	—	221	—	143	161,711
1.85%	—	327	—	—	101,476
1.90%	—	352	—	—	1,460,283
1.95%	—	300	—	—	1,042,225
2.00%	—	234	—	—	22,397
2.05%	—	346	—	—	84,138
2.10%	—	22,533	—	—	319,107
2.15%	—	355	—	—	784,238
2.20%	—	228	—	—	75
2.25%	—	—	—	—	81
Total	$16,445	$1,291,438	$732,502	$284,907	$10,243,429

342	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Subaccount	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl	Fid VIP Overseas, Serv Cl 2	Frank Global Real Est, Cl 2
1.00%	$20,921	$247,788	$—	$12,455	$41,532
1.05%	—	46,878	—	1,177	81
1.10%	939,675	1,779,572	—	51,819	119,463
1.15%	247,169	267,757	—	208,475	1,052
1.20%	—	872,100	—	67,106	117,854
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	863,889	1,189,357	—	10,564	660,553
1.30%	—	668,920	—	342,102	137,355
1.35%	1,524,852	1,663,505	—	336,074	55,436
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	963,913	563,685	34,978	258,232	193,267
1.45%	—	678,586	—	94,124	109,078
1.50%	54,393	675,731	10,317	254,175	81,019
1.55%	—	427,024	—	130,882	24,693
1.60%	681,833	205,540	114,838	296,968	216,024
1.65%	—	397,321	—	162,590	22,862
1.70%	—	1,212,806	—	584,532	113,518
1.75%	—	274,604	—	219,240	12,666
1.80%	—	111,358	—	269,227	9,466
1.85%	—	241,968	—	76,839	33,926
1.90%	—	1,022,821	—	724,916	34,042
1.95%	—	288,075	—	76,396	—
2.00%	—	23,336	—	13,347	7,139
2.05%	—	77,943	—	63,808	1,687
2.10%	—	112,239	—	129,873	2,867
2.15%	—	118,454	—	49,423	92
2.20%	—	5,372	—	125	101
2.25%	—	219	—	87	—
Total	$5,296,645	$13,172,959	$160,133	$4,434,556	$1,995,773

Subaccount	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2	Frank Rising Divd, Cl 2	Frank Sm Cap Val, Cl 2	Frank Sm Mid Cap Gro, Cl 2
1.00%	$90	$504,504	$—	$106,912	$38,822
1.05%	78,937	5,367	132	—	188
1.10%	—	3,023,299	—	422,078	861,060
1.15%	79,784	107,358	128	164	72,296
1.20%	462,008	1,077,556	45,976	159,918	272,420
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	376,685	—	—	—
1.25%	—	1,625,642	—	—	—
1.25%	619,774	—	128	649,994	1,397,277
1.30%	415,228	1,064,028	113	212,859	64,958
1.35%	46,126	4,394,393	131	578,954	1,322,644
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	430,393	1,958,682	167	123,902	174,426
1.45%	789,582	1,580,845	293	166,027	500,279
1.50%	736,101	1,599,188	18,393	234,137	217,181
1.55%	5,320	929,709	234	395,320	97,757
1.60%	57,494	984,054	191	5,086	34,607
1.65%	315,985	787,531	1,514	113,306	25,386
1.70%	669,949	688,203	54,215	67,492	48,443
1.75%	29,604	134,865	182,113	11,006	81
1.80%	64,758	63,669	225	93	15,483
1.85%	10,166	48,485	223	126	194
1.90%	486,667	242,091	159,716	—	24,114
1.95%	137,046	79,758	4,844	—	86
2.00%	70	124	218	—	152
2.05%	27,844	106	170	—	151
2.10%	186,211	133,466	6,729	—	313
2.15%	26,024	109	1,303	—	161
2.20%	86	154	213	—	147
2.25%	108	—	—	—	—
Total	$5,675,355	$21,409,871	$477,369	$3,247,374	$5,168,626

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	343

Subaccount	GS VIT Intl Eq Insights, Inst	GS VIT Mid Cap Val, Inst	GS VIT Strategic Gro, Inst	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I
1.00%	$—	$101	$—	$191	$6,220
1.05%	—	51,455	—	2,806	—
1.10%	—	—	—	—	168,808
1.15%	—	501,584	—	130	27,159
1.20%	—	521,619	—	642,815	222,334
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	507,014	—	388,544	825,244
1.30%	—	699,745	—	128	—
1.35%	—	564,119	—	127	337,954
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	7,947	684,355	67,415	221,583	519,430
1.45%	—	685,263	—	83,673	255,575
1.50%	74	751,712	104	60,871	153,593
1.55%	—	179,826	—	124	—
1.60%	31,483	294,245	58,127	158,431	252,954
1.65%	—	310,527	—	18,396	6,556
1.70%	—	2,064,743	—	83,148	75,171
1.75%	—	509,051	—	106	—
1.80%	—	329,500	—	159	263
1.85%	—	105,892	—	119	—
1.90%	—	1,571,224	—	181	—
1.95%	—	503,644	—	117	—
2.00%	—	16,225	—	116	—
2.05%	—	125,056	—	116	—
2.10%	—	236,861	—	115	—
2.15%	—	204,595	—	361	—
2.20%	—	6,992	—	114	—
2.25%	—	135	—	170	—
Total	$39,504	$11,425,483	$125,646	$1,662,641	$2,851,261

Subaccount	Invesco VI Am Fran, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Core Eq, Ser II	Invesco VI Gro & Inc, Ser II
1.00%	$14,633	$11,043	$28,626	$229	$2,465
1.05%	232	20,534	—	—	—
1.10%	31,651	248,317	183,864	13,513	177,286
1.15%	288	1,710,518	86,357	—	—
1.20%	269	296,540	480,662	2,865	65,932
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	6,404	24,299	723,850	5,209	2,122
1.30%	11,617	1,966,612	—	3,556	13,125
1.35%	24,675	2,172,683	410,801	2,484	81,705
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	53,405	879,836	2,164,188	190	53,018
1.45%	18,910	1,088,128	571,382	184	66,679
1.50%	48,157	1,649,868	534,015	477,878	26,999
1.55%	7,427	672,903	—	172	21,617
1.60%	14,747	769,174	533,399	153	977
1.65%	31,102	1,094,995	58,701	3,039	15,720
1.70%	264,851	5,477,422	116,602	169	35,182
1.75%	288	1,544,895	—	159	958
1.80%	264	842,053	166	150	121
1.85%	22,870	358,795	—	149	20,502
1.90%	12,732	4,727,842	—	—	—
1.95%	257	1,609,850	—	—	—
2.00%	258	57,378	—	—	—
2.05%	996	433,309	—	—	—
2.10%	10,766	783,558	—	—	—
2.15%	253	743,818	—	—	—
2.20%	252	22,074	—	—	—
2.25%	251	138	—	—	—
Total	$577,555	$29,206,582	$5,892,613	$510,099	$584,408

344	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Subaccount	Invesco VI Hlth, Ser II	Invesco VI Intl Gro, Ser I	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Core Eq, Ser II	Invesco VI Mid Cap Gro, Ser I
1.00%	$108	$—	$138	$—	$—
1.05%	3,044	—	27,174	122	—
1.10%	—	—	—	—	—
1.15%	143	—	7,295	52,361	—
1.20%	17,318	—	48,171	120	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	104	—	9,613	119	—
1.30%	140	—	14,676	116,732	—
1.35%	135	—	16,747	80,998	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	135	566,018	15,485	116	120,599
1.45%	113	—	92,341	44,131	—
1.50%	27,770	—	19,734	50,556	69
1.55%	136	—	18,565	20,141	—
1.60%	136	—	3,562	112	23,800
1.65%	16,596	—	33,156	57,538	—
1.70%	4,869	—	256,036	122,521	—
1.75%	122	—	39,405	101,737	—
1.80%	164	—	20,734	4,448	—
1.85%	125	—	10,270	7,047	—
1.90%	132	—	119,949	132,761	—
1.95%	130	—	26,037	41,283	—
2.00%	129	—	125	657	—
2.05%	129	—	150	2,015	—
2.10%	128	—	20,104	24,192	—
2.15%	140	—	14,320	24,907	—
2.20%	127	—	133	163	—
2.25%	144	—	147	—	—
Total	$72,217	$566,018	$814,067	$884,777	$144,468

Subaccount	Invesco VI Mid Cap Gro, Ser II	Invesco VI Val Opp, Ser II	Janus Henderson VIT Bal, Inst	Janus Henderson VIT Enter, Serv	Janus Henderson VIT Gbl Res, Inst
1.00%	$6,600	$121,848	$—	$—	$—
1.05%	121	138	—	—	—
1.10%	145,911	815,726	—	—	—
1.15%	120	145,124	—	30,256	—
1.20%	17,705	214,515	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	9,952	206,224	—	141,701	—
1.30%	11,634	521,334	—	—	—
1.35%	32,245	1,379,076	—	—	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	10,976	48,612	1,818,079	226,516	642,811
1.45%	71,316	353,162	—	—	—
1.50%	81	214,944	—	19,005	—
1.55%	25,797	241,277	—	—	—
1.60%	11,025	14,989	—	251,542	—
1.65%	45,034	271,365	—	—	—
1.70%	44,890	480,412	—	—	—
1.75%	16,617	296,874	—	—	—
1.80%	82	18,701	—	—	—
1.85%	82	37,131	—	—	—
1.90%	16,127	438,057	—	—	—
1.95%	89	142,143	—	—	—
2.00%	113	2,609	—	—	—
2.05%	112	7,305	—	—	—
2.10%	112	77,193	—	—	—
2.15%	112	91,981	—	—	—
2.20%	111	110	—	—	—
2.25%	111	—	—	—	—
Total	$467,075	$6,140,850	$1,818,079	$669,020	$642,811

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	345

Subaccount	Janus Henderson VIT Gbl Tech, Serv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Serv	JPM Ins Trust U.S. Eq, Cl 1	Lazard Retire Intl Eq, Serv
1.00%	$—	$—	$196	$—	$—
1.05%	—	—	115,267	—	—
1.10%	—	—	—	—	—
1.15%	3,138	—	24,899	—	—
1.20%	—	—	58,814	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	33,019	—	127,085	—	—
1.30%	—	—	20,614	—	—
1.35%	—	—	18,083	—	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	39,315	148,488	214,920	142,588	28,361
1.45%	—	—	97,591	—	—
1.50%	16,014	35,095	160,122	112,591	75
1.55%	—	—	9,351	—	—
1.60%	75,295	732,275	342,980	133	17,902
1.65%	—	—	49,158	—	—
1.70%	—	—	270,970	—	—
1.75%	—	—	58,236	—	—
1.80%	—	—	23,572	—	—
1.85%	—	—	2,429	—	—
1.90%	—	—	134,639	—	—
1.95%	—	—	43,354	—	—
2.00%	—	—	196	—	—
2.05%	—	—	148	—	—
2.10%	—	—	19,041	—	—
2.15%	—	—	70,744	—	—
2.20%	—	—	207	—	—
2.25%	—	—	203	—	—
Total	$166,781	$915,858	$1,862,819	$255,312	$46,338

Subaccount	Lazard Retire US Eq Select, Serv	LVIP Baron Gro Opp, Serv Cl	MFS Inv Trust, Init Cl	MFS Inv Trust, Serv Cl	MFS Mass Inv Gro Stock, Serv Cl
1.00%	$—	$—	$—	$—	$11,627
1.05%	—	—	—	—	97
1.10%	—	—	—	—	418,356
1.15%	—	—	187	19,065	96
1.20%	—	—	189,976	—	59,316
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	179,984	327,535	128,774
1.30%	—	—	—	—	43,187
1.35%	—	—	—	—	610,975
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	4,707	83,407	86,375	75,989	80,520
1.45%	—	—	208,077	—	23,661
1.50%	85	19,391	437,296	224	3,019
1.55%	—	—	—	—	52,132
1.60%	64,313	135,395	149	20,804	95
1.65%	—	—	159	—	3,300
1.70%	—	—	128,825	120	26,875
1.75%	—	—	—	—	95
1.80%	—	—	145	139	94
1.85%	—	—	—	—	94
1.90%	—	—	—	—	94
1.95%	—	—	—	—	93
2.00%	—	—	—	—	93
2.05%	—	—	—	—	93
2.10%	—	—	—	—	93
2.15%	—	—	—	—	93
2.20%	—	—	—	—	92
2.25%	—	—	—	—	—
Total	$69,105	$238,193	$1,231,173	$443,876	$1,462,964

346	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Subaccount	MFS New Dis, Init Cl	MFS New Dis, Serv Cl	MFS Research, Init Cl	MFS Total Return, Init Cl	MFS Total Return, Serv Cl
1.00%	$—	$19,421	$—	$—	$353,926
1.05%	—	90	—	—	4,294
1.10%	—	404,377	—	—	2,646,239
1.15%	8,086	3,176	—	56,434	90,359
1.20%	—	45,357	—	—	282,799
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	118	187,099	—	4,838	799,386
1.30%	—	45,980	—	—	616,014
1.35%	—	201,745	—	—	4,650,061
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	235,176	17,026	229,830	—	507,906
1.45%	—	10,119	—	—	631,143
1.50%	16,237	57,828	1,743	—	395,291
1.55%	—	23,384	—	—	888,484
1.60%	190,840	121	678,751	—	79,862
1.65%	—	79,436	—	—	735,989
1.70%	—	163,384	—	—	656,553
1.75%	—	58,139	—	—	91,965
1.80%	—	155	—	—	99
1.85%	—	4,933	—	—	38,917
1.90%	—	169	—	—	114,376
1.95%	—	68	—	—	14,924
2.00%	—	122	—	—	13,452
2.05%	—	162	—	—	106
2.10%	—	120	—	—	23,135
2.15%	—	2,741	—	—	14,468
2.20%	—	119	—	—	120
2.25%	—	—	—	—	110
Total	$450,457	$1,325,271	$910,324	$61,272	$13,649,978

Subaccount	MFS Utilities, Init Cl	MFS Utilities, Serv Cl	MS VIF Global Real Est, Cl II	MS VIF Mid Cap Gro, Cl II	MS VIF US Real Est, Cl I
1.00%	$—	$38,494	$98	$171	$2,821
1.05%	—	9,912	3,511	11,539	—
1.10%	—	263,730	—	—	60,758
1.15%	97	12,985	1,451	148	—
1.20%	399,486	12,227	23,595	26,534	41,781
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	397,140	69,753	1,148	147	77
1.30%	—	119,007	5,133	147	44,362
1.35%	—	123,847	2,698	128	166,917
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	972,401	127,230	1,510	145	23,750
1.45%	467,847	14,368	17,205	133	18,679
1.50%	219,954	87,078	2,596	6,530	6,090
1.55%	—	45,935	1,915	143	2,838
1.60%	599,505	59,141	14,729	31,581	6,364
1.65%	71,640	22,396	25,001	141	92
1.70%	189,131	1,518	54,857	24,506	41,188
1.75%	—	52,552	6,723	71	88
1.80%	207	11,762	3,515	120	149
1.85%	—	44,205	78	137	79
1.90%	—	31,404	20,597	165	—
1.95%	—	138	5,272	96	—
2.00%	—	233	77	135	—
2.05%	—	177	76	134	—
2.10%	—	224	7,374	90	—
2.15%	—	7,499	11,820	110	—
2.20%	—	227	82	131	—
2.25%	—	171	107	152	—
Total	$3,317,408	$1,156,213	$211,168	$103,334	$416,033

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	347

Subaccount	MS VIF US Real Est, Cl II	Oppen Cap Appr VA	Oppen Cap Appr VA, Serv	Oppen Global VA	Oppen Global VA, Serv
1.00%	$—	$—	$46,548	$—	$39,292
1.05%	64,343	—	4,240	—	20,040
1.10%	—	—	470,900	—	312,045
1.15%	21,633	—	500,948	—	6,433
1.20%	15,171	—	83,258	—	380,095
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	98	—	60,092	—	195,574
1.30%	24,551	—	799,005	—	119,852
1.35%	44,373	—	1,583,965	—	301,404
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	163	687,778	37,510	1,190	140,485
1.45%	11,720	—	354,498	—	152,851
1.50%	79,194	—	568,800	—	192,022
1.55%	26,889	—	388,721	—	46,534
1.60%	216	—	123,876	—	11,176
1.65%	8,632	—	352,938	—	26,016
1.70%	134,382	—	1,853,578	—	122,128
1.75%	58,336	—	609,168	—	3,955
1.80%	9,417	—	84,056	—	10,204
1.85%	18,764	—	93,189	—	171
1.90%	188,722	—	1,511,785	—	101,348
1.95%	54,324	—	589,857	—	175
2.00%	5,249	—	12,158	—	164
2.05%	5,560	—	86,521	—	4,840
2.10%	26,713	—	251,526	—	2,344
2.15%	59,861	—	328,496	—	207
2.20%	148	—	8,338	—	205
2.25%	—	—	275	—	206
Total	$858,459	$687,778	$10,804,246	$1,190	$2,189,766

Subaccount	Oppen Global Strategic Inc VA	Oppen Global Strategic Inc VA, Srv	Oppen Main St VA	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl
1.00%	$—	$186,954	$—	$82,778	$76
1.05%	—	50,781	—	5,128	45,734
1.10%	—	1,044,332	—	528,150	—
1.15%	—	687,866	—	35,346	6,643
1.20%	—	729,914	—	194,941	46,864
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	737,369	—	91,120	12,946
1.30%	—	1,042,924	—	219,199	12,062
1.35%	—	1,937,429	—	294,478	19,988
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	104,033	868,876	37,332	88,642	8,673
1.45%	—	910,182	—	254,842	63,212
1.50%	—	725,672	—	56,136	22,012
1.55%	—	773,958	—	116,074	7,530
1.60%	—	558,466	—	53,684	18,057
1.65%	—	923,423	—	53,355	83,765
1.70%	—	2,317,432	—	134,882	284,002
1.75%	—	1,317,799	—	3,994	57,481
1.80%	—	484,116	—	25,593	28,585
1.85%	—	201,916	—	18,621	7,805
1.90%	—	1,664,773	—	98	204,477
1.95%	—	815,465	—	111	65,944
2.00%	—	62,194	—	471	72
2.05%	—	190,499	—	119	83
2.10%	—	435,857	—	118	21,010
2.15%	—	529,548	—	10,083	31,930
2.20%	—	75	—	115	75
2.25%	—	81	—	160	88
Total	$104,033	$19,197,901	$37,332	$2,268,238	$1,049,114

348	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Subaccount	Put VT Div Inc, Cl IA	Put VT Div Inc, Cl IB	Put VT Eq Inc, Cl IA	Put VT Eq Inc, Cl IB	Put VT Global Eq, Cl IA
1.00%	$—	$—	$—	$39,312	$—
1.05%	—	—	—	—	—
1.10%	—	—	—	525,856	—
1.15%	—	—	—	45,412	—
1.20%	—	—	—	77,388	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	156,032	—
1.30%	—	—	—	19,195	—
1.35%	—	—	—	472,708	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	598,057	281,633	2,010,878	624,541	333,867
1.45%	—	—	—	22,471	—
1.50%	—	—	—	18,733	—
1.55%	—	—	—	98,806	—
1.60%	—	—	—	100	—
1.65%	—	—	—	33,099	—
1.70%	—	—	—	100	—
1.75%	—	—	—	100	—
1.80%	—	—	—	100	—
1.85%	—	—	—	2,957	—
1.90%	—	—	—	—	—
1.95%	—	—	—	—	—
2.00%	—	—	—	—	—
2.05%	—	—	—	—	—
2.10%	—	—	—	—	—
2.15%	—	—	—	—	—
2.20%	—	—	—	—	—
2.25%	—	—	—	—	—
Total	$598,057	$281,633	$2,010,878	$2,136,910	$333,867

Subaccount	Put VT Global Hlth Care, Cl IB	Put VT Gro Opp, Cl IA	Put VT Gro Opp, Cl IB	Put VT Hi Yield, Cl IA	Put VT Hi Yield, Cl IB
1.00%	$84	$—	$—	$—	$—
1.05%	175	—	—	—	—
1.10%	171,764	—	—	—	—
1.15%	131	—	—	—	—
1.20%	20,633	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	138,478	—	—	—	—
1.30%	40,040	—	—	—	—
1.35%	12,235	—	—	—	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	59,594	300,807	651,209	425,798	111,099
1.45%	107,860	—	—	—	—
1.50%	117,648	—	—	—	—
1.55%	9,812	—	—	—	—
1.60%	38,142	—	—	—	—
1.65%	18,808	—	—	—	—
1.70%	103	—	—	—	—
1.75%	10,721	—	—	—	—
1.80%	170	—	—	—	—
1.85%	37,256	—	—	—	—
1.90%	13,402	—	—	—	—
1.95%	116	—	—	—	—
2.00%	69	—	—	—	—
2.05%	2,318	—	—	—	—
2.10%	180	—	—	—	—
2.15%	111	—	—	—	—
2.20%	178	—	—	—	—
2.25%	—	—	—	—	—
Total	$800,028	$300,807	$651,209	$425,798	$111,099

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	349

Subaccount	Put VT Inc, Cl IB	Put VT Intl Eq, Cl IB	Put VT Intl Gro, Cl IB	Put VT Intl Val, Cl IB	Put VT Research, Cl IB
1.00%	$—	$63,169	$91	$—	$4,421
1.05%	—	97	—	—	—
1.10%	—	369,175	27,653	—	9,425
1.15%	14,761	34,129	—	—	—
1.20%	—	553,011	—	—	140
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	2,764	796,692	14,588	—	126
1.30%	—	82,467	—	—	8,479
1.35%	—	366,976	144,051	—	16,385
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	109	322,685	38,442	173	5,336
1.45%	—	513,413	—	—	186
1.50%	15,683	102,700	—	—	12,234
1.55%	—	148,278	—	—	171
1.60%	112	18,857	—	—	133
1.65%	—	84,280	—	—	133
1.70%	508	115,481	—	—	—
1.75%	—	10,689	—	—	128
1.80%	90	79	—	—	—
1.85%	—	9,963	—	—	127
1.90%	—	8,235	—	—	—
1.95%	—	103	—	—	—
2.00%	—	103	—	—	—
2.05%	—	103	—	—	—
2.10%	—	92	—	—	—
2.15%	—	2,886	—	—	—
2.20%	—	101	—	—	—
2.25%	—	—	—	—	—
Total	$34,027	$3,603,764	$224,825	$173	$57,424

Subaccount	Put VT Sm Cap Val, Cl IB	Put VT Sus Leaders, Cl IA	Put VT Sus Leaders, Cl IB	Royce Micro-Cap, Invest Cl	Royce Sm-Cap, Invest Cl
1.00%	$—	$—	$25,584	$—	$—
1.05%	63	—	179	—	—
1.10%	—	—	212,114	—	—
1.15%	64	—	30,089	—	—
1.20%	60,873	—	376,765	—	—
1.25%	—	—	463,510	—	—
1.25%	—	—	73,170	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	122	—	—	—	—
1.30%	23,932	—	206	—	—
1.35%	20,011	—	157,830	—	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	9,762	1,725,793	184,503	139,768	241,678
1.45%	2,192	—	577,335	—	—
1.50%	8,642	—	161,141	47,573	14,432
1.55%	1,625	—	185	—	—
1.60%	74	—	203	264,946	179,701
1.65%	10,914	—	50,321	—	—
1.70%	241,996	—	32,956	—	—
1.75%	9,956	—	168	—	—
1.80%	11,576	—	167	—	—
1.85%	3,769	—	4,225	—	—
1.90%	44,913	—	176	—	—
1.95%	15,036	—	167	—	—
2.00%	99	—	164	—	—
2.05%	99	—	164	—	—
2.10%	142	—	163	—	—
2.15%	128	—	162	—	—
2.20%	198	—	161	—	—
2.25%	—	—	—	—	—
Total	$466,186	$1,725,793	$2,351,808	$452,287	$435,811

350	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Subaccount	Temp Dev Mkts, Cl 2	Temp Foreign, Cl 2	Temp Global Bond, Cl 2	Temp Gro, Cl 2	Third Ave Val
1.00%	$86	$37,572	$94	$110	$—
1.05%	—	—	73,338	31,318	—
1.10%	35,361	744,543	—	—	—
1.15%	—	18,361	444,943	73	—
1.20%	—	164,714	254,656	70,967	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	88,019	—	—	—
1.25%	—	—	—	—	—
1.25%	—	111,458	—	—	—
1.25%	47,653	—	26,668	6,385	—
1.30%	—	130,839	447,941	276,211	—
1.35%	172,329	1,015,099	565,178	21,957	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	—	245,505	324,598	43,467	125,738
1.45%	—	309,761	335,567	35,246	—
1.50%	—	80,844	506,996	10,565	474
1.55%	—	114,774	197,114	3,908	—
1.60%	—	115,652	273,653	18,809	127,692
1.65%	—	131,088	403,644	31,921	—
1.70%	—	126,732	2,174,659	65,989	—
1.75%	—	26,544	622,591	26,807	—
1.80%	—	89	284,958	4,818	—
1.85%	—	37,950	139,637	106	—
1.90%	—	—	1,734,920	25,648	—
1.95%	—	—	464,104	51,207	—
2.00%	—	—	37,670	138	—
2.05%	—	—	201,879	105	—
2.10%	—	—	424,568	108,441	—
2.15%	—	—	290,291	63	—
2.20%	—	—	77	135	—
2.25%	—	—	84	97	—
Total	$255,429	$3,499,544	$10,229,828	$834,491	$253,904

Subaccount	VP Aggr, Cl 2	VP Aggr, Cl 4	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk, Cl 2
1.00%	$11,261,344	$13,127,761	$1,810,410	$3,457,150	$20
1.05%	23	7,090,706	212,666	9,893,335	—
1.10%	—	—	—	—	—
1.15%	48,549	83,898	94,262	54,055	—
1.20%	4,306,908	12,164,811	3,839,054	6,136,604	79,007
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	739,153	3,760,356	34,714	2,895,719	20
1.30%	43	821,552	510,872	27,460	—
1.35%	21	1,798,980	105,302	2,776,898	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	22	3,530,264	358,564	1,296,251	20
1.45%	1,533,961	6,480,982	2,155,750	6,328,388	20
1.50%	276,787	1,973,987	446,687	1,407,970	—
1.55%	508,304	1,567,373	1,520,892	888,705	20
1.60%	247,223	886,863	221,657	1,309,956	20
1.65%	21,322	1,950,823	2,299,059	806,709	20
1.70%	1,569,059	14,694,028	2,286,741	14,373,162	20
1.75%	397,691	7,357,724	555,300	6,863,959	20
1.80%	417,895	646,876	368,302	604,966	20
1.85%	22	340,207	20	4,429,655	20
1.90%	320,003	8,713,926	537,795	4,144,808	20
1.95%	958,863	2,827,227	521,216	4,056,630	20
2.00%	278,543	20,667	111,129	256,559	20
2.05%	21	18,393	20	532,598	20
2.10%	21	2,259,310	21	1,208,360	20
2.15%	21	1,150,627	47,710	1,410,999	20
2.20%	21	319,212	21	20	20
2.25%	21	21	21	20	20
Total	$22,885,841	$93,586,574	$18,038,185	$75,160,936	$79,387

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	351

Subaccount	VP Man Risk US, Cl 2	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2
1.00%	$20	$551,723	$1,860,259	$18,848,793	$13,858,023
1.05%	—	1,275,749	4,160,934	9,525,687	24,890,028
1.10%	—	—	—	—	—
1.15%	—	20	241,024	1,058,298	2,396,762
1.20%	29,664	826,068	4,627,681	16,669,711	22,529,029
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	20	136,640	2,106,290	5,170,217	10,816,349
1.30%	—	18,709	197,354	124,303	1,458,613
1.35%	—	1,062,802	1,495,062	2,175,806	6,940,408
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	20	883,848	2,564,421	4,119,635	10,245,697
1.45%	20	1,007,048	3,640,815	5,371,128	14,167,755
1.50%	—	441,437	759,853	758,272	5,729,392
1.55%	20	434,279	524,556	2,131,180	2,654,381
1.60%	20	796,982	1,150,874	1,490,977	1,461,140
1.65%	20	362,158	927,796	1,538,427	4,566,089
1.70%	20	2,004,668	10,250,367	21,144,000	52,091,157
1.75%	20	1,349,503	2,032,563	7,628,462	18,636,097
1.80%	20	22	616,226	932,815	337,674
1.85%	20	157,690	729,375	252,926	1,675,583
1.90%	20	1,329,953	5,650,971	11,972,916	31,748,390
1.95%	20	1,618,903	2,972,565	4,074,519	14,723,924
2.00%	20	36,567	21	21	210,796
2.05%	20	20,555	165,772	226,564	3,245,530
2.10%	20	317,480	993,835	993,242	4,953,320
2.15%	20	61,256	20	944,284	1,321,466
2.20%	20	22	21	21	21
2.25%	20	22	21	21	21
Total	$30,044	$14,694,104	$47,668,676	$117,152,225	$250,657,645

Subaccount	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2
1.00%	$77,796,052	$63,160,841	$23,986,924	$33,902,671	$6,830,240
1.05%	7,388,830	110,597,164	319,421	23,930,917	1,244,065
1.10%	—	—	—	—	—
1.15%	45,640	1,162,093	235,768	426,633	42
1.20%	70,577,981	108,911,741	20,131,732	32,564,827	11,196,748
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	8,284,330	40,816,213	4,347,236	12,451,694	1,307,623
1.30%	287,542	2,062,188	260,908	913,457	139,078
1.35%	1,180,491	28,629,918	121,998	4,945,191	1,371,793
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	1,562,806	19,632,497	437,049	8,721,127	114,374
1.45%	31,366,615	72,295,007	9,391,580	19,036,594	2,472,329
1.50%	1,754,844	12,748,898	196,465	3,435,909	904,866
1.55%	11,834,550	17,547,327	5,437,814	4,166,268	1,456,576
1.60%	1,330,120	4,796,373	301,615	3,512,463	248,707
1.65%	3,734,031	12,538,948	352,715	6,894,146	895,765
1.70%	29,362,888	183,857,418	12,058,545	41,115,144	4,769,039
1.75%	4,917,551	76,239,715	1,217,332	22,987,030	957,050
1.80%	2,454,482	4,788,704	1,893,657	3,468,612	415,579
1.85%	249,399	4,282,303	408,994	1,091,773	45
1.90%	3,115,471	80,035,559	2,107,675	32,147,160	1,001,968
1.95%	4,481,549	45,086,775	2,347,393	10,854,457	942,451
2.00%	1,858,119	2,243,806	42	303,785	220,339
2.05%	345,612	5,405,296	21	1,429,096	20
2.10%	2,127,213	15,107,545	141,043	5,199,735	1,159,072
2.15%	1,856,502	8,656,210	130,632	2,245,848	589,758
2.20%	21	191,916	21	21	45
2.25%	20	20	20	21	45
Total	$267,912,659	$920,794,475	$85,826,600	$275,744,579	$38,237,617

352	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Subaccount	VP Mod Conserv, Cl 4	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2
1.00%	$9,525,435	$38,722	$121,175	$3,325,835	$550,425
1.05%	12,064,823	39	—	—	—
1.10%	—	132,552	—	—	—
1.15%	20	522,314	—	—	—
1.20%	10,837,612	50,547	22	662,176	325,360
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	3,674,423	28,439	138,866	199,083	22
1.30%	282,250	779,658	—	—	—
1.35%	3,795,962	817,607	—	—	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	3,422,877	474,889	22	23	22
1.45%	8,112,453	413,687	320,900	23	325,358
1.50%	4,007,740	538,646	—	—	—
1.55%	1,880,942	246,685	22	23	22
1.60%	1,552,830	482,498	22	23	22
1.65%	1,842,230	418,461	22	23	22
1.70%	19,723,501	1,960,540	22	22	22
1.75%	7,616,839	691,265	22	22	22
1.80%	810,054	451,695	22	22	22
1.85%	1,255,773	148,991	22	22	22
1.90%	10,172,118	1,692,179	22	22	22
1.95%	3,876,693	626,717	22	22	22
2.00%	22	25,495	22	22	22
2.05%	841,612	163,233	22	22	22
2.10%	3,468,975	308,232	22	178,579	22
2.15%	1,800,167	274,628	22	22	22
2.20%	73,914	9,416	22	22	22
2.25%	20	122	22	22	22
Total	$110,639,285	$11,297,257	$581,315	$4,366,030	$1,201,517

Subaccount	Wanger Intl	Wanger USA	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 1	WF VT Intl Eq, Cl 2
1.00%	$123	$199	$—	$5,326	$81,595
1.05%	17,374	12,579	145	—	98
1.10%	—	—	—	26,667	417,105
1.15%	399,974	357,890	111	—	143,707
1.20%	78,241	106,209	1,049,641	—	236,566
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	3,086	1,758	1,022,721	19,111	277,297
1.30%	537,416	417,656	108	—	211,988
1.35%	440,735	391,849	108	57,190	653,129
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	136,903	406,002	645,064	—	153,314
1.45%	347,002	210,957	1,336,633	—	335,577
1.50%	343,237	297,771	808,424	—	258,964
1.55%	140,055	127,722	106	—	130,238
1.60%	239,062	1,081,140	112,475	—	34,071
1.65%	257,571	233,197	309,955	—	153,408
1.70%	1,178,957	1,196,499	295,155	—	592,230
1.75%	729,321	400,541	104	—	20,044
1.80%	63,018	261,301	93	—	11,716
1.85%	59,802	81,540	85	—	62,040
1.90%	818,824	983,138	99	—	616,055
1.95%	608,129	392,707	—	—	—
2.00%	8,722	16,790	97	—	72
2.05%	17,075	102,337	97	—	71,651
2.10%	129,637	185,104	96	—	76,899
2.15%	301,975	192,943	96	—	67
2.20%	8,441	5,467	95	—	67
2.25%	154	250	—	—	—
Total	$6,864,834	$7,463,546	$5,581,508	$108,294	$4,537,898

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	353

Subaccount	WF VT Omega Gro, Cl 1	WF VT Omega Gro, Cl 2	WF VT Opp, Cl 1	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2
1.00%	$20,387	$641,321	$9,162	$263,676	$48,939
1.05%	—	175	—	143	178
1.10%	187,421	787,153	39,715	726,176	233,820
1.15%	—	393,427	—	15,110	68,048
1.20%	—	1,418,208	—	393,852	488,093
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	102,970	1,233,625	61,846	362,855	203,634
1.30%	—	551,573	—	184,434	137,041
1.35%	330,246	1,089,738	325,265	804,293	314,891
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	—	1,388,672	—	317,905	243,615
1.45%	—	2,263,730	—	303,502	465,561
1.50%	—	1,303,781	—	120,392	168,872
1.55%	—	476,759	—	253,503	108,161
1.60%	—	702,267	—	76,562	10,873
1.65%	—	513,556	—	157,191	104,016
1.70%	—	1,661,966	—	212,709	520,914
1.75%	—	181,095	—	22,350	11,177
1.80%	—	553,306	—	123	2,804
1.85%	—	206,963	—	6,467	34,230
1.90%	—	1,556,521	—	100,949	314,122
1.95%	—	—	—	—	—
2.00%	—	26,807	—	133	1,231
2.05%	—	294,000	—	5,297	25,724
2.10%	—	313,443	—	8,012	41,652
2.15%	—	136	—	132	137
2.20%	—	198	—	148	136
2.25%	—	—	—	—	—
Total	$641,024	$17,558,420	$435,988	$4,335,914	$3,547,869

9.  FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the divisions.

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
AB VPS Bal Wealth Strategy, Cl B
2018	182	$1.60	to	$1.42	$282	1.68%	1.00%	to	2.20%	(7.35%)	to	(8.46%)
2017	196	$1.73	to	$1.55	$329	1.93%	1.00%	to	2.20%	14.47%	to	13.11%
2016	218	$1.51	to	$1.37	$323	1.75%	1.00%	to	2.20%	3.41%	to	2.18%
2015	279	$1.46	to	$1.34	$401	1.99%	1.00%	to	2.20%	0.28%	to	(0.91%)
2014	387	$1.46	to	$1.35	$556	2.41%	1.00%	to	2.20%	6.05%	to	4.78%
AB VPS Global Thematic Gro, Cl B
2018	948	$0.68	to	$1.40	$866	—	1.00%	to	2.25%	(10.88%)	to	(12.00%)
2017	1,063	$0.76	to	$1.59	$1,091	0.28%	1.00%	to	2.25%	34.95%	to	33.27%
2016	1,362	$0.57	to	$1.19	$987	—	1.00%	to	2.25%	(1.86%)	to	(3.07%)
2015	1,526	$0.58	to	$1.23	$1,144	—	1.00%	to	2.25%	1.63%	to	0.36%
2014	1,920	$0.57	to	$1.23	$1,399	—	1.00%	to	2.25%	3.76%	to	2.47%
AB VPS Gro & Inc, Cl B
2018	2,160	$2.21	to	$2.16	$4,697	0.73%	1.00%	to	2.25%	(6.79%)	to	(7.95%)
2017	2,637	$2.37	to	$2.34	$6,193	1.24%	1.00%	to	2.25%	17.42%	to	15.96%
2016	3,172	$2.02	to	$2.02	$6,367	0.81%	1.00%	to	2.25%	9.97%	to	8.60%
2015	3,652	$1.84	to	$1.86	$6,680	1.15%	1.00%	to	2.25%	0.42%	to	(0.83%)
2014	4,355	$1.83	to	$1.88	$7,986	1.12%	1.00%	to	2.25%	8.20%	to	6.86%

354	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
AB VPS Inter Bond, Cl B
2018	158	$1.74	to	$1.68	$270	0.83%	1.40%	to	1.60%	(2.39%)	to	(2.60%)
2017	278	$1.78	to	$1.72	$486	3.68%	1.40%	to	1.60%	1.84%	to	1.64%
2016	519	$1.75	to	$1.70	$898	3.29%	1.40%	to	1.60%	2.91%	to	2.70%
2015	401	$1.70	to	$1.65	$662	3.18%	1.40%	to	1.60%	(1.57%)	to	(1.77%)
2014	501	$1.72	to	$1.68	$839	3.35%	1.40%	to	1.60%	4.74%	to	4.53%
AB VPS Intl Val, Cl B
2018	10,966	$1.00	to	$0.89	$11,649	1.10%	1.00%	to	2.25%	(23.76%)	to	(24.71%)
2017	11,086	$1.31	to	$1.18	$15,557	1.82%	1.00%	to	2.25%	23.85%	to	22.31%
2016	14,221	$1.05	to	$0.96	$16,208	1.06%	1.00%	to	2.25%	(1.79%)	to	(3.00%)
2015	16,084	$1.07	to	$0.99	$18,776	2.01%	1.00%	to	2.25%	1.38%	to	0.13%
2014	21,752	$1.06	to	$0.99	$25,191	3.10%	1.00%	to	2.25%	(7.40%)	to	(8.53%)
AB VPS Lg Cap Gro, Cl B
2018	1,634	$1.61	to	$3.21	$2,695	—	1.00%	to	1.85%	1.30%	to	0.44%
2017	1,938	$1.59	to	$3.19	$3,146	—	1.00%	to	1.85%	30.37%	to	29.27%
2016	2,353	$1.22	to	$2.47	$2,900	—	1.00%	to	1.85%	1.34%	to	0.48%
2015	2,587	$1.20	to	$2.46	$3,236	—	1.00%	to	1.85%	9.75%	to	8.82%
2014	3,015	$1.09	to	$2.26	$3,473	—	1.00%	to	1.85%	12.71%	to	11.75%
AC VP Inc & Gro, Cl I
2018	108	$2.52	to	$2.52	$273	1.91%	1.40%	to	1.40%	(8.17%)	to	(8.17%)
2017	112	$2.75	to	$2.75	$309	2.36%	1.40%	to	1.40%	18.82%	to	18.82%
2016	126	$2.31	to	$2.31	$291	2.37%	1.40%	to	1.40%	11.91%	to	11.91%
2015	167	$2.07	to	$2.07	$346	2.10%	1.40%	to	1.40%	(6.93%)	to	(6.93%)
2014	177	$2.22	to	$2.22	$392	1.98%	1.40%	to	1.40%	10.94%	to	10.94%
AC VP Inflation Prot, Cl II
2018	15,862	$1.31	to	$1.15	$19,741	2.77%	1.05%	to	2.20%	(3.84%)	to	(4.94%)
2017	18,444	$1.36	to	$1.21	$24,036	2.59%	1.05%	to	2.20%	2.59%	to	1.42%
2016	19,892	$1.32	to	$1.20	$25,418	1.84%	1.05%	to	2.20%	3.30%	to	2.12%
2015	23,920	$1.28	to	$1.17	$29,793	2.06%	1.05%	to	2.20%	(3.49%)	to	(4.59%)
2014	30,501	$1.33	to	$1.23	$39,591	1.25%	1.05%	to	2.20%	2.22%	to	1.05%
AC VP Intl, Cl II
2018	68	$1.21	to	$1.46	$88	1.11%	1.05%	to	2.20%	(16.19%)	to	(17.15%)
2017	68	$1.44	to	$1.77	$105	0.73%	1.05%	to	2.20%	29.57%	to	28.10%
2016	69	$1.11	to	$1.38	$83	1.06%	1.05%	to	2.20%	(6.54%)	to	(7.61%)
2015	112	$1.19	to	$1.49	$144	0.22%	1.05%	to	2.20%	(0.54%)	to	(1.68%)
2014	112	$1.20	to	$1.52	$145	1.93%	1.05%	to	2.20%	(6.64%)	to	(7.70%)
AC VP Mid Cap Val, Cl II
2018	82	$2.33	to	$2.08	$152	1.26%	1.00%	to	2.25%	(13.83%)	to	(14.91%)
2017	83	$2.70	to	$2.44	$178	1.30%	1.00%	to	2.25%	10.36%	to	9.00%
2016	175	$2.45	to	$2.24	$336	1.60%	1.00%	to	2.25%	21.50%	to	20.00%
2015	102	$2.02	to	$1.87	$163	1.51%	1.00%	to	2.25%	(2.56%)	to	(3.77%)
2014	91	$2.07	to	$1.94	$151	1.02%	1.00%	to	2.25%	15.08%	to	13.65%
AC VP Ultra, Cl II
2018	3,390	$2.78	to	$2.48	$7,830	0.12%	1.00%	to	2.25%	(0.41%)	to	(1.66%)
2017	4,371	$2.79	to	$2.52	$10,199	0.25%	1.00%	to	2.25%	30.70%	to	29.08%
2016	5,777	$2.13	to	$1.95	$10,372	0.20%	1.00%	to	2.25%	3.32%	to	2.04%
2015	6,948	$2.06	to	$1.91	$12,147	0.32%	1.00%	to	2.25%	5.00%	to	3.69%
2014	10,331	$1.97	to	$1.84	$17,292	0.25%	1.00%	to	2.25%	8.74%	to	7.38%
AC VP Val, Cl I
2018	78	$3.36	to	$3.36	$261	1.64%	1.40%	to	1.40%	(10.42%)	to	(10.42%)
2017	85	$3.75	to	$3.75	$317	1.64%	1.40%	to	1.40%	7.24%	to	7.24%
2016	104	$3.49	to	$3.49	$365	1.73%	1.40%	to	1.40%	18.81%	to	18.81%
2015	156	$2.94	to	$2.94	$459	2.12%	1.40%	to	1.40%	(5.22%)	to	(5.22%)
2014	169	$3.10	to	$3.10	$524	1.52%	1.40%	to	1.40%	11.51%	to	11.51%

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	355

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
AC VP Val, Cl II
2018	65	$2.08	to	$1.85	$130	1.45%	1.00%	to	2.25%	(10.19%)	to	(11.31%)
2017	81	$2.31	to	$2.09	$182	1.46%	1.00%	to	2.25%	7.50%	to	6.17%
2016	106	$2.15	to	$1.97	$219	1.59%	1.00%	to	2.25%	19.08%	to	17.62%
2015	133	$1.81	to	$1.67	$231	1.88%	1.00%	to	2.25%	(4.98%)	to	(6.16%)
2014	239	$1.90	to	$1.78	$443	1.41%	1.00%	to	2.25%	11.78%	to	10.38%
CB Var Sm Cap Gro, Cl I
2018	69	$2.96	to	$2.64	$156	—	1.00%	to	2.25%	2.40%	to	1.12%
2017	77	$2.89	to	$2.61	$171	—	1.00%	to	2.25%	23.03%	to	21.51%
2016	86	$2.35	to	$2.15	$156	—	1.00%	to	2.25%	4.75%	to	3.46%
2015	106	$2.24	to	$2.08	$182	—	1.00%	to	2.25%	(5.33%)	to	(6.50%)
2014	153	$2.37	to	$2.22	$277	—	1.00%	to	2.25%	3.04%	to	1.77%
Col VP Asset Alloc, Cl 1
2018	24	$2.50	to	$2.46	$60	1.47%	1.15%	to	1.25%	(5.62%)	to	(5.72%)
2017	24	$2.64	to	$2.61	$63	1.67%	1.15%	to	1.25%	14.30%	to	14.19%
2016	25	$2.31	to	$2.28	$57	2.41%	1.15%	to	1.25%	4.16%	to	4.05%
2015	31	$2.22	to	$2.19	$69	2.08%	1.15%	to	1.25%	(0.09%)	to	(0.19%)
2014	32	$2.22	to	$2.20	$71	2.47%	1.15%	to	1.25%	8.78%	to	8.68%
Col VP Bal, Cl 3
2018	1,152	$1.82	to	$1.73	$2,668	—	1.00%	to	1.80%	(6.83%)	to	(7.58%)
2017	1,291	$1.95	to	$1.88	$3,183	—	1.00%	to	1.80%	13.38%	to	12.48%
2016	1,356	$1.72	to	$1.67	$2,944	—	1.00%	to	1.80%	5.36%	to	4.52%
2015	1,446	$1.63	to	$1.60	$3,024	—	1.00%	to	1.80%	0.70%	to	(0.10%)
2014	1,629	$1.62	to	$1.60	$3,338	—	1.00%	to	1.80%	9.04%	to	8.17%
Col VP Disciplined Core, Cl 3
2018	8,343	$2.00	to	$2.35	$15,533	—	1.00%	to	2.25%	(4.70%)	to	(5.89%)
2017	9,935	$2.10	to	$2.50	$19,415	—	1.00%	to	2.25%	22.99%	to	21.46%
2016	12,753	$1.71	to	$2.06	$20,180	—	1.00%	to	2.25%	6.87%	to	5.54%
2015	15,044	$1.60	to	$1.95	$22,455	—	1.00%	to	2.25%	(0.24%)	to	(1.49%)
2014	19,422	$1.60	to	$1.98	$29,186	—	1.00%	to	2.25%	14.08%	to	12.66%
Col VP Divd Opp, Cl 3
2018	9,135	$2.60	to	$1.76	$22,183	—	1.00%	to	2.25%	(6.81%)	to	(7.98%)
2017	10,912	$2.79	to	$1.91	$28,564	—	1.00%	to	2.25%	13.15%	to	11.75%
2016	12,846	$2.46	to	$1.71	$29,868	—	1.00%	to	2.25%	12.39%	to	11.00%
2015	16,219	$2.19	to	$1.54	$33,708	—	1.00%	to	2.25%	(3.73%)	to	(4.94%)
2014	21,170	$2.28	to	$1.62	$45,781	—	1.00%	to	2.25%	8.82%	to	7.46%
Col VP Emer Mkts, Cl 3
2018	3,668	$1.15	to	$1.03	$8,101	0.46%	1.00%	to	2.25%	(22.36%)	to	(23.33%)
2017	3,629	$1.48	to	$1.34	$10,403	0.10%	1.00%	to	2.25%	45.60%	to	43.80%
2016	5,098	$1.02	to	$0.93	$10,130	0.11%	1.00%	to	2.25%	3.93%	to	2.64%
2015	6,275	$0.98	to	$0.91	$12,055	0.12%	1.00%	to	2.25%	(9.90%)	to	(11.04%)
2014	7,610	$1.09	to	$1.02	$16,347	0.23%	1.00%	to	2.25%	(3.24%)	to	(4.46%)
Col VP Govt Money Mkt, Cl 3
2018	29,315	$1.07	to	$0.83	$28,252	1.36%	1.00%	to	2.25%	0.38%	to	(0.89%)
2017	34,520	$1.07	to	$0.84	$33,373	0.29%	1.00%	to	2.25%	(0.70%)	to	(1.93%)
2016	38,161	$1.07	to	$0.85	$37,444	0.01%	1.00%	to	2.25%	(0.97%)	to	(2.20%)
2015	17,014	$1.08	to	$0.87	$17,124	0.01%	1.00%	to	2.25%	(0.97%)	to	(2.24%)
2014	20,297	$1.09	to	$0.89	$20,755	0.01%	1.00%	to	2.25%	(0.99%)	to	(2.24%)
Col VP Hi Yield Bond, Cl 3
2018	2,285	$1.62	to	$1.44	$4,745	5.52%	1.00%	to	2.25%	(4.96%)	to	(6.15%)
2017	2,739	$1.70	to	$1.54	$6,032	5.30%	1.00%	to	2.25%	5.36%	to	4.05%
2016	3,260	$1.62	to	$1.48	$6,859	5.87%	1.00%	to	2.25%	10.62%	to	9.25%
2015	4,175	$1.46	to	$1.35	$7,994	5.87%	1.00%	to	2.25%	(2.11%)	to	(3.35%)
2014	5,572	$1.49	to	$1.40	$10,955	5.81%	1.00%	to	2.25%	2.60%	to	1.31%

356	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Inc Opp, Cl 1
2018	240	$0.99	to	$0.99	$237	4.95%	1.15%	to	1.25%	(4.87%)	to	(4.96%)
2017	240	$1.04	to	$1.04	$249	6.30%	1.15%	to	1.25%	5.34%	to	5.24%
2016	253	$0.99	to	$0.98	$250	10.99%	1.15%	to	1.25%	9.67%	to	9.56%
2015	269	$0.90	to	$0.90	$242	9.09%	1.15%	to	1.25%	(2.13%)	to	(2.22%)
2014	307	$0.92	to	$0.92	$283	—	1.15%	to	1.25%	2.82%	to	2.73%
Col VP Inc Opp, Cl 3
2018	2,587	$1.58	to	$1.41	$4,957	4.81%	1.00%	to	2.25%	(4.82%)	to	(6.02%)
2017	3,052	$1.66	to	$1.50	$6,184	6.01%	1.00%	to	2.25%	5.33%	to	4.03%
2016	3,570	$1.57	to	$1.44	$6,912	14.01%	1.00%	to	2.25%	9.77%	to	8.41%
2015	1,290	$1.43	to	$1.33	$2,274	9.13%	1.00%	to	2.25%	(2.00%)	to	(3.23%)
2014	1,773	$1.46	to	$1.37	$3,211	—	1.00%	to	2.25%	2.75%	to	1.46%
Col VP Inter Bond, Cl 3
2018	6,750	$1.62	to	$1.12	$10,498	2.23%	1.00%	to	2.25%	(0.73%)	to	(1.98%)
2017	7,687	$1.63	to	$1.14	$12,085	2.67%	1.00%	to	2.25%	2.70%	to	1.44%
2016	8,926	$1.59	to	$1.13	$13,697	1.64%	1.00%	to	2.25%	3.51%	to	2.23%
2015	10,587	$1.54	to	$1.10	$15,703	1.35%	1.00%	to	2.25%	(0.82%)	to	(2.07%)
2014	13,847	$1.55	to	$1.13	$20,571	2.61%	1.00%	to	2.25%	4.28%	to	2.97%
Col VP Lg Cap Gro, Cl 1
2018	133	$1.99	to	$1.97	$262	—	1.15%	to	1.25%	(5.04%)	to	(5.14%)
2017	144	$2.09	to	$2.08	$301	—	1.15%	to	1.25%	26.67%	to	26.55%
2016	189	$1.65	to	$1.64	$311	—	1.15%	to	1.25%	0.09%	to	(0.01%)
2015	201	$1.65	to	$1.64	$331	—	1.15%	to	1.25%	7.87%	to	7.77%
2014	225	$1.53	to	$1.52	$343	—	1.15%	to	1.25%	12.86%	to	12.76%
Col VP Lg Cap Gro, Cl 3
2018	378	$2.37	to	$2.33	$592	—	1.00%	to	2.25%	(5.05%)	to	(6.24%)
2017	413	$2.49	to	$2.48	$692	—	1.00%	to	2.25%	26.68%	to	25.11%
2016	678	$1.97	to	$1.98	$883	—	1.00%	to	2.25%	0.17%	to	(1.07%)
2015	724	$1.96	to	$2.01	$935	—	1.00%	to	2.25%	7.92%	to	6.57%
2014	856	$1.82	to	$1.88	$1,074	—	1.00%	to	2.25%	12.91%	to	11.50%
Col VP Lg Cap Index, Cl 3
2018	3,160	$1.93	to	$2.18	$6,888	—	1.00%	to	2.25%	(5.77%)	to	(6.94%)
2017	3,788	$2.05	to	$2.34	$8,648	—	1.00%	to	2.25%	20.08%	to	18.60%
2016	4,311	$1.71	to	$1.97	$8,055	—	1.00%	to	2.25%	10.40%	to	9.04%
2015	5,153	$1.55	to	$1.81	$8,960	—	1.00%	to	2.25%	(0.14%)	to	(1.39%)
2014	6,039	$1.55	to	$1.83	$10,534	—	1.00%	to	2.25%	12.09%	to	10.69%
Col VP Mid Cap Gro, Cl 3
2018	664	$2.77	to	$1.86	$1,642	—	1.00%	to	2.20%	(5.81%)	to	(6.94%)
2017	778	$2.94	to	$2.00	$2,039	—	1.00%	to	2.20%	21.57%	to	20.13%
2016	968	$2.41	to	$1.67	$2,094	—	1.00%	to	2.20%	1.15%	to	(0.05%)
2015	1,106	$2.39	to	$1.67	$2,381	—	1.00%	to	2.20%	4.45%	to	3.20%
2014	1,357	$2.29	to	$1.62	$2,789	—	1.00%	to	2.20%	6.22%	to	4.95%
Col VP Mid Cap Val, Cl 3
2018	29	$2.10	to	$1.87	$44	—	1.00%	to	2.25%	(14.27%)	to	(15.34%)
2017	77	$2.45	to	$2.21	$130	—	1.00%	to	2.25%	12.26%	to	10.87%
2016	81	$2.18	to	$1.99	$123	—	1.00%	to	2.25%	12.87%	to	11.48%
2015	152	$1.93	to	$1.79	$202	—	1.00%	to	2.25%	(5.90%)	to	(7.08%)
2014	940	$2.05	to	$1.93	$1,313	—	1.00%	to	2.25%	11.06%	to	9.67%
Col VP Overseas Core, Cl 3
2018	235	$1.28	to	$1.14	$360	2.67%	1.00%	to	2.25%	(17.54%)	to	(18.57%)
2017	213	$1.55	to	$1.40	$421	1.96%	1.00%	to	2.25%	26.11%	to	24.54%
2016	253	$1.23	to	$1.13	$404	1.58%	1.00%	to	2.25%	(7.03%)	to	(8.19%)
2015	246	$1.32	to	$1.23	$449	0.92%	1.00%	to	2.25%	3.99%	to	2.69%
2014	263	$1.27	to	$1.19	$464	1.75%	1.00%	to	2.25%	(9.46%)	to	(10.59%)

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	357

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Select Lg Cap Val, Cl 3
2018	52	$1.92	to	$1.98	$112	—	1.05%	to	2.20%	(13.23%)		to	(14.23%)
2017	69	$2.21	to	$2.31	$171	—	1.05%	to	2.20%	19.55%		to	18.18%
2016	61	$1.85	to	$1.95	$128	—	1.05%	to	2.20%	18.56%		to	17.21%
2015	74	$1.56	to	$1.67	$131	—	1.05%	to	2.20%	(6.02%)		to	(7.09%)
2014	87	$1.66	to	$1.79	$164	—	1.05%	to	2.20%	10.21%		to	8.96%
Col VP Select Sm Cap Val, Cl 3
2018	326	$2.63	to	$2.47	$781	—	1.00%	to	1.80%	(13.57%)		to	(14.26%)
2017	359	$3.05	to	$2.88	$991	—	1.00%	to	1.80%	11.08%		to	10.20%
2016	441	$2.74	to	$2.62	$1,100	—	1.00%	to	1.80%	12.71%		to	11.81%
2015	442	$2.43	to	$2.34	$980	—	1.00%	to	1.80%	(4.19%)		to	(4.95%)
2014	526	$2.54	to	$2.46	$1,203	—	1.00%	to	1.80%	4.93%		to	4.09%
Col VP Sm Cap Val, Cl 2
2018	442	$2.06	to	$1.84	$915	0.17%	1.00%	to	2.25%	(18.99%)		to	(20.00%)
2017	478	$2.54	to	$2.30	$1,226	0.32%	1.00%	to	2.25%	12.85%		to	11.46%
2016	630	$2.25	to	$2.06	$1,447	0.38%	1.00%	to	2.25%	31.43%		to	29.80%
2015	942	$1.71	to	$1.59	$1,629	0.55%	1.00%	to	2.25%	(7.25%)		to	(8.41%)
2014	1,326	$1.85	to	$1.73	$2,489	0.45%	1.00%	to	2.25%	2.03%		to	0.75%
Col VP Sm Co Gro, Cl 1
2018	5	$3.71	to	$3.65	$17	—	1.15%	to	1.25%	(2.88%)		to	(2.98%)
2017	5	$3.82	to	$3.76	$18	—	1.15%	to	1.25%	27.77%		to	27.65%
2016	25	$2.99	to	$2.95	$74	—	1.15%	to	1.25%	11.46%		to	11.35%
2015	26	$2.68	to	$2.65	$70	—	1.15%	to	1.25%	2.63%		to	2.54%
2014	31	$2.61	to	$2.58	$79	—	1.15%	to	1.25%	(5.73%)		to	(5.82%)
Col VP US Govt Mtge, Cl 1
2018	188	$1.06	to	$1.05	$198	2.92%	1.15%	to	1.25%	0.68%		to	0.58%
2017	205	$1.05	to	$1.05	$214	2.95%	1.15%	to	1.25%	2.16%		to	2.06%
2016	276	$1.03	to	$1.03	$283	2.92%	1.15%	to	1.25%	1.54%		to	1.44%
2015	381	$1.02	to	$1.01	$386	2.91%	1.15%	to	1.25%	0.17%		to	0.08%
2014	410	$1.01	to	$1.01	$414	1.91%	1.15%	to	1.25%	4.70%		to	4.61%
Col VP US Govt Mtge, Cl 3
2018	5,976	$1.39	to	$0.97	$7,316	2.78%	1.00%	to	2.25%	0.70%		to	(0.56%)
2017	7,217	$1.38	to	$0.98	$8,836	2.80%	1.00%	to	2.25%	2.20%		to	0.92%
2016	8,549	$1.35	to	$0.97	$10,296	2.77%	1.00%	to	2.25%	1.57%		to	0.32%
2015	9,475	$1.33	to	$0.96	$11,258	2.83%	1.00%	to	2.25%	0.22%		to	(1.05%)
2014	11,960	$1.33	to	$0.97	$14,173	1.76%	1.00%	to	2.25%	4.73%		to	3.43%
CS Commodity Return
2018	115	$0.53	to	$0.47	$49	2.59%	1.00%	to	2.25%	(12.53%)		to	(13.64%)
2017	125	$0.60	to	$0.54	$61	8.77%	1.00%	to	2.25%	0.52%		to	(0.73%)
2016	156	$0.60	to	$0.55	$75	—	1.00%	to	2.25%	10.91%		to	9.54%
2015	142	$0.54	to	$0.50	$62	—	1.00%	to	2.25%	(25.84%)		to	(26.77%)
2014	520	$0.73	to	$0.68	$300	—	1.00%	to	2.25%	(17.84%)		to	(18.86%)
CTIVP BR Gl Infl Prot Sec, Cl 3
2018	1,723	$1.22	to	$1.09	$2,276	—	1.00%	to	2.25%	(1.51%)		to	(2.73%)
2017	2,120	$1.24	to	$1.12	$2,856	2.27%	1.00%	to	2.25%	1.53%		to	0.25%
2016	2,464	$1.22	to	$1.11	$3,290	—	1.00%	to	2.25%	7.43%		to	6.10%
2015	3,168	$1.13	to	$1.05	$3,967	37.64%	1.00%	to	2.25%	(2.47%)		to	(3.69%)
2014	4,474	$1.16	to	$1.09	$5,773	—	1.00%	to	2.25%	7.52%		to	6.17%
CTIVP Loomis Sayles Gro, Cl 1
2018	1,040	$1.35	to	$1.30	$1,376	—	1.00%	to	2.25%	(3.37%)		to	(4.58%)
2017	1,325	$1.39	to	$1.36	$1,826	—	1.00%	to	2.25%	31.71%		to	30.08%
2016	1,860	$1.06	to	$1.05	$1,957	—	1.00%	to	2.25%	4.83	%(6)	to	3.95	%(6)

358	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
CTIVP MFS Blend Res Core Eq, Cl 3
2018	747	$1.95	to	$1.74	$1,035	—	1.00%	to	2.25%	(9.00%)	to	(10.14%)
2017	933	$2.15	to	$1.94	$1,431	—	1.00%	to	2.25%	19.08%	to	17.60%
2016	1,251	$1.80	to	$1.65	$1,621	—	1.00%	to	2.25%	8.60%	to	7.26%
2015	1,722	$1.66	to	$1.54	$2,069	—	1.00%	to	2.25%	(0.54%)	to	(1.78%)
2014	2,450	$1.67	to	$1.56	$2,972	—	1.00%	to	2.25%	10.65%	to	9.26%
CTIVP Vty Sycamore Estb Val, Cl 3
2018	5	$2.49	to	$2.22	$14	—	1.00%	to	2.25%	(11.00%)	to	(12.11%)
2017	16	$2.79	to	$2.52	$45	—	1.00%	to	2.25%	14.58%	to	13.16%
2016	26	$2.44	to	$2.23	$62	—	1.00%	to	2.25%	19.44%	to	17.96%
2015	29	$2.04	to	$1.89	$59	—	1.00%	to	2.25%	(0.83%)	to	(2.07%)
2014	19	$2.06	to	$1.93	$41	—	1.00%	to	2.25%	10.92%	to	9.53%
Drey IP MidCap Stock, Serv
2018	28	$1.76	to	$1.97	$64	0.35%	1.05%	to	2.20%	(16.57%)	to	(17.53%)
2017	35	$2.11	to	$2.39	$96	1.00%	1.05%	to	2.20%	13.84%	to	12.54%
2016	47	$1.85	to	$2.13	$111	1.04%	1.05%	to	2.20%	14.00%	to	12.70%
2015	100	$1.63	to	$1.89	$184	0.44%	1.05%	to	2.20%	(3.53%)	to	(4.64%)
2014	101	$1.69	to	$1.98	$193	0.91%	1.05%	to	2.20%	10.59%	to	9.33%
Drey IP Tech Gro, Serv
2018	1,122	$2.74	to	$2.59	$3,135	—	1.05%	to	2.20%	(2.30%)	to	(3.43%)
2017	1,386	$2.81	to	$2.68	$3,989	—	1.05%	to	2.20%	40.88%	to	39.27%
2016	1,956	$1.99	to	$1.92	$4,017	—	1.05%	to	2.20%	3.29%	to	2.12%
2015	2,349	$1.93	to	$1.88	$4,700	—	1.05%	to	2.20%	4.81%	to	3.61%
2014	3,408	$1.84	to	$1.82	$6,539	—	1.05%	to	2.20%	5.47%	to	4.26%
Drey Sus US Eq, Init
2018	278	$1.33	to	$2.59	$364	1.79%	1.20%	to	1.80%	(5.55%)	to	(6.12%)
2017	302	$1.41	to	$2.76	$419	1.15%	1.20%	to	1.80%	13.96%	to	13.28%
2016	314	$1.24	to	$2.44	$383	1.33%	1.20%	to	1.80%	9.06%	to	8.41%
2015	409	$1.14	to	$2.25	$463	1.06%	1.20%	to	1.80%	(4.35%)	to	(4.92%)
2014	476	$1.19	to	$2.37	$561	1.08%	1.20%	to	1.80%	12.10%	to	11.43%
Drey VIF Appr, Serv
2018	39	$2.00	to	$1.85	$83	0.99%	1.05%	to	2.20%	(8.08%)	to	(9.13%)
2017	47	$2.18	to	$2.04	$110	1.09%	1.05%	to	2.20%	25.69%	to	24.25%
2016	66	$1.73	to	$1.64	$120	1.39%	1.05%	to	2.20%	6.51%	to	5.29%
2015	98	$1.63	to	$1.56	$168	1.39%	1.05%	to	2.20%	(3.73%)	to	(4.83%)
2014	182	$1.69	to	$1.64	$319	1.57%	1.05%	to	2.20%	6.70%	to	5.49%
Drey VIF Intl Eq, Serv
2018	26	$1.24	to	$1.11	$25	1.69%	1.00%	to	2.25%	(16.74%)	to	(17.78%)
2017	105	$1.49	to	$1.35	$115	0.76%	1.00%	to	2.25%	25.75%	to	24.19%
2016	117	$1.19	to	$1.08	$101	0.63%	1.00%	to	2.25%	(6.76%)	to	(7.92%)
2015	181	$1.27	to	$1.18	$165	2.78%	1.00%	to	2.25%	0.16%	to	(1.08%)
2014	169	$1.27	to	$1.19	$156	2.02%	1.00%	to	2.25%	(3.86%)	to	(5.06%)
Drey VIF Intl Val, Serv
2018	106	$1.00	to	$0.89	$98	1.46%	1.00%	to	2.25%	(17.81%)	to	(18.85%)
2017	106	$1.21	to	$1.10	$120	1.37%	1.00%	to	2.25%	26.88%	to	25.29%
2016	111	$0.96	to	$0.87	$100	1.11%	1.00%	to	2.25%	(2.56%)	to	(3.76%)
2015	44	$0.98	to	$0.91	$49	2.08%	1.00%	to	2.25%	(3.94%)	to	(5.15%)
2014	61	$1.02	to	$0.96	$71	1.34%	1.00%	to	2.25%	(10.47%)	to	(11.59%)
EV VT Floating-Rate Inc, Init Cl
2018	791	$1.31	to	$1.16	$960	3.74%	1.00%	to	2.25%	(1.15%)	to	(2.31%)
2017	979	$1.32	to	$1.19	$1,206	3.26%	1.00%	to	2.25%	2.39%	to	1.12%
2016	1,305	$1.29	to	$1.18	$1,576	3.50%	1.00%	to	2.25%	7.86%	to	6.53%
2015	1,594	$1.20	to	$1.11	$1,799	3.34%	1.00%	to	2.25%	(1.98%)	to	(3.19%)
2014	2,436	$1.22	to	$1.14	$2,810	3.14%	1.00%	to	2.25%	(0.43%)	to	(1.66%)

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	359

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Fid VIP Bal, Serv Cl
2018	94	$2.09	to	$2.05	$193	1.44%	1.15%	to	1.25%	(5.37%)	to	(5.46%)
2017	94	$2.21	to	$2.17	$205	1.39%	1.15%	to	1.25%	14.92%	to	14.81%
2016	123	$1.93	to	$1.89	$233	1.28%	1.15%	to	1.25%	5.94%	to	5.83%
2015	125	$1.82	to	$1.79	$223	1.42%	1.15%	to	1.25%	(0.64%)	to	(0.74%)
2014	140	$1.83	to	$1.80	$252	1.27%	1.15%	to	1.25%	8.83%	to	8.72%
Fid VIP Bal, Serv Cl 2
2018	44	$2.13	to	$1.94	$92	1.26%	1.40%	to	1.80%	(5.78%)	to	(6.16%)
2017	44	$2.26	to	$2.07	$98	1.30%	1.40%	to	1.80%	14.51%	to	14.05%
2016	45	$1.98	to	$1.81	$86	1.18%	1.40%	to	1.80%	5.50%	to	5.08%
2015	46	$1.87	to	$1.72	$84	1.33%	1.40%	to	1.80%	(1.03%)	to	(1.43%)
2014	46	$1.89	to	$1.75	$85	1.34%	1.40%	to	1.80%	8.49%	to	8.06%
Fid VIP Contrafund, Serv Cl
2018	993	$2.74	to	$2.57	$2,590	0.60%	1.00%	to	1.35%	(7.42%)	to	(7.75%)
2017	1,086	$2.96	to	$2.78	$3,070	0.89%	1.00%	to	1.35%	20.55%	to	20.14%
2016	1,243	$2.46	to	$2.32	$2,927	0.71%	1.00%	to	1.35%	6.84%	to	6.47%
2015	1,422	$2.30	to	$2.18	$3,144	0.88%	1.00%	to	1.35%	(0.44%)	to	(0.79%)
2014	1,717	$2.31	to	$2.19	$3,824	0.84%	1.00%	to	1.35%	10.70%	to	10.32%
Fid VIP Contrafund, Serv Cl 2
2018	14,677	$3.05	to	$2.01	$41,756	0.42%	1.00%	to	2.25%	(7.57%)	to	(8.73%)
2017	17,478	$3.30	to	$2.20	$54,073	0.75%	1.00%	to	2.25%	20.38%	to	18.89%
2016	21,192	$2.74	to	$1.85	$54,674	0.59%	1.00%	to	2.25%	6.66%	to	5.34%
2015	25,227	$2.57	to	$1.76	$61,258	0.72%	1.00%	to	2.25%	(0.58%)	to	(1.82%)
2014	33,394	$2.58	to	$1.79	$81,472	0.64%	1.00%	to	2.25%	10.54%	to	9.17%
Fid VIP Dyn Appr, Serv Cl 2
2018	195	$2.77	to	$2.99	$528	0.32%	1.20%	to	1.80%	(6.31%)	to	(6.86%)
2017	216	$2.95	to	$3.21	$623	0.65%	1.20%	to	1.80%	22.03%	to	21.30%
2016	271	$2.42	to	$2.65	$643	0.73%	1.20%	to	1.80%	1.44%	to	0.84%
2015	210	$2.39	to	$2.62	$488	0.59%	1.20%	to	1.80%	(0.18%)	to	(0.79%)
2014	227	$2.39	to	$2.65	$531	0.21%	1.20%	to	1.80%	9.34%	to	8.68%
Fid VIP Gro & Inc, Serv Cl
2018	601	$1.94	to	$1.85	$1,127	0.26%	1.15%	to	1.60%	(10.12%)	to	(10.53%)
2017	806	$2.16	to	$2.07	$1,686	1.24%	1.15%	to	1.60%	15.44%	to	14.92%
2016	793	$1.87	to	$1.80	$1,439	1.66%	1.15%	to	1.60%	14.62%	to	14.11%
2015	842	$1.63	to	$1.58	$1,337	1.80%	1.15%	to	1.60%	(3.47%)	to	(3.90%)
2014	1,070	$1.69	to	$1.64	$1,768	1.53%	1.15%	to	1.60%	9.12%	to	8.63%
Fid VIP Gro & Inc, Serv Cl 2
2018	31	$2.11	to	$1.97	$71	0.16%	1.40%	to	1.80%	(10.46%)	to	(10.82%)
2017	22	$2.35	to	$2.21	$59	1.01%	1.40%	to	1.80%	15.00%	to	14.54%
2016	37	$2.04	to	$1.93	$75	1.62%	1.40%	to	1.80%	14.20%	to	13.74%
2015	37	$1.79	to	$1.69	$66	1.91%	1.40%	to	1.80%	(3.89%)	to	(4.28%)
2014	37	$1.86	to	$1.77	$69	1.58%	1.40%	to	1.80%	8.70%	to	8.26%
Fid VIP Gro, Serv Cl
2018	8	$1.98	to	$1.94	$16	0.13%	1.15%	to	1.25%	(1.42%)	to	(1.52%)
2017	28	$2.01	to	$1.97	$55	0.12%	1.15%	to	1.25%	33.46%	to	33.33%
2016	27	$1.50	to	$1.48	$41	—	1.15%	to	1.25%	(0.43%)	to	(0.53%)
2015	64	$1.51	to	$1.49	$96	0.16%	1.15%	to	1.25%	5.83%	to	5.72%
2014	69	$1.43	to	$1.41	$98	0.05%	1.15%	to	1.25%	9.92%	to	9.81%
Fid VIP Gro, Serv Cl 2
2018	495	$2.58	to	$2.24	$1,291	0.04%	1.00%	to	2.20%	(1.43%)	to	(2.61%)
2017	650	$2.62	to	$2.30	$1,710	0.08%	1.00%	to	2.20%	33.48%	to	31.89%
2016	741	$1.96	to	$1.74	$1,454	—	1.00%	to	2.20%	(0.45%)	to	(1.63%)
2015	826	$1.97	to	$1.77	$1,632	0.03%	1.00%	to	2.20%	5.84%	to	4.58%
2014	944	$1.86	to	$1.69	$1,761	—	1.00%	to	2.20%	9.91%	to	8.60%

360	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Fid VIP Hi Inc, Serv Cl
2018	426	$1.81	to	$1.70	$733	5.01%	1.00%	to	1.35%	(4.56%)	to	(4.90%)
2017	581	$1.90	to	$1.78	$1,049	5.17%	1.00%	to	1.35%	6.01%	to	5.64%
2016	673	$1.79	to	$1.69	$1,150	5.31%	1.00%	to	1.35%	13.24%	to	12.84%
2015	709	$1.58	to	$1.50	$1,073	6.14%	1.00%	to	1.35%	(4.71%)	to	(5.05%)
2014	791	$1.66	to	$1.58	$1,261	5.61%	1.00%	to	1.35%	0.07%	to	(0.28%)
Fid VIP Hi Inc, Serv Cl 2
2018	137	$2.16	to	$2.04	$285	5.37%	1.20%	to	1.80%	(4.78%)	to	(5.35%)
2017	149	$2.27	to	$2.15	$327	5.25%	1.20%	to	1.80%	5.64%	to	5.01%
2016	156	$2.15	to	$2.05	$324	5.16%	1.20%	to	1.80%	12.81%	to	12.14%
2015	177	$1.90	to	$1.83	$327	6.28%	1.20%	to	1.80%	(5.01%)	to	(5.58%)
2014	194	$2.00	to	$1.94	$377	5.02%	1.20%	to	1.80%	(0.30%)	to	(0.89%)
Fid VIP Invest Gr, Serv Cl 2
2018	7,635	$1.22	to	$1.09	$10,243	2.14%	1.00%	to	2.25%	(1.77%)	to	(3.00%)
2017	9,165	$1.24	to	$1.12	$12,617	2.18%	1.00%	to	2.25%	2.97%	to	1.67%
2016	10,253	$1.21	to	$1.11	$13,800	2.10%	1.00%	to	2.25%	3.45%	to	2.16%
2015	12,486	$1.17	to	$1.08	$16,382	2.09%	1.00%	to	2.25%	(1.83%)	to	(3.04%)
2014	17,219	$1.19	to	$1.12	$23,165	1.66%	1.00%	to	2.25%	4.58%	to	3.28%
Fid VIP Mid Cap, Serv Cl
2018	1,188	$4.28	to	$3.64	$5,297	0.53%	1.00%	to	1.60%	(15.49%)	to	(16.00%)
2017	1,433	$5.07	to	$4.33	$7,470	0.63%	1.00%	to	1.60%	19.51%	to	18.79%
2016	1,570	$4.24	to	$3.65	$6,810	0.41%	1.00%	to	1.60%	11.00%	to	10.34%
2015	1,781	$3.82	to	$3.31	$7,011	0.38%	1.00%	to	1.60%	(2.48%)	to	(3.06%)
2014	1,979	$3.92	to	$3.41	$8,019	0.15%	1.00%	to	1.60%	5.14%	to	4.51%
Fid VIP Mid Cap, Serv Cl 2
2018	3,989	$3.44	to	$1.78	$13,173	0.39%	1.00%	to	2.25%	(15.63%)	to	(16.68%)
2017	4,566	$4.08	to	$2.13	$17,917	0.49%	1.00%	to	2.25%	19.34%	to	17.86%
2016	5,240	$3.42	to	$1.81	$17,254	0.30%	1.00%	to	2.25%	10.81%	to	9.44%
2015	6,193	$3.09	to	$1.65	$18,434	0.23%	1.00%	to	2.25%	(2.61%)	to	(3.82%)
2014	7,891	$3.17	to	$1.72	$24,048	0.02%	1.00%	to	2.25%	4.98%	to	3.68%
Fid VIP Overseas, Serv Cl
2018	105	$1.33	to	$1.04	$160	1.03%	1.40%	to	1.60%	(16.08%)	to	(16.24%)
2017	193	$1.59	to	$1.25	$305	1.22%	1.40%	to	1.60%	28.30%	to	28.04%
2016	233	$1.24	to	$0.97	$278	1.38%	1.40%	to	1.60%	(6.44%)	to	(6.62%)
2015	259	$1.33	to	$1.04	$327	1.22%	1.40%	to	1.60%	2.05%	to	1.85%
2014	329	$1.30	to	$1.02	$394	1.15%	1.40%	to	1.60%	(9.44%)	to	(9.62%)
Fid VIP Overseas, Serv Cl 2
2018	2,688	$1.74	to	$1.20	$4,435	1.30%	1.00%	to	2.25%	(15.91%)	to	(16.96%)
2017	2,915	$2.07	to	$1.44	$5,748	1.10%	1.00%	to	2.25%	28.70%	to	27.10%
2016	3,739	$1.61	to	$1.14	$5,771	1.21%	1.00%	to	2.25%	(6.21%)	to	(7.37%)
2015	4,129	$1.72	to	$1.23	$6,835	1.00%	1.00%	to	2.25%	2.27%	to	0.99%
2014	5,667	$1.68	to	$1.21	$9,172	0.97%	1.00%	to	2.25%	(9.21%)	to	(10.34%)
Frank Global Real Est, Cl 2
2018	846	$1.89	to	$1.30	$1,996	2.65%	1.00%	to	2.20%	(7.71%)	to	(8.82%)
2017	920	$2.04	to	$1.43	$2,363	3.10%	1.00%	to	2.20%	9.38%	to	8.08%
2016	1,004	$1.87	to	$1.32	$2,349	1.20%	1.00%	to	2.20%	(0.46%)	to	(1.64%)
2015	1,149	$1.88	to	$1.35	$2,682	3.17%	1.00%	to	2.20%	(0.43%)	to	(1.61%)
2014	1,326	$1.89	to	$1.37	$3,096	0.45%	1.00%	to	2.20%	13.87%	to	12.50%
Frank Inc, Cl 2
2018	2,539	$1.64	to	$1.46	$5,675	4.94%	1.00%	to	2.25%	(5.26%)	to	(6.45%)
2017	3,116	$1.73	to	$1.56	$7,329	4.15%	1.00%	to	2.25%	8.59%	to	7.23%
2016	3,493	$1.59	to	$1.46	$7,610	4.96%	1.00%	to	2.25%	12.89%	to	11.50%
2015	4,733	$1.41	to	$1.31	$9,076	4.60%	1.00%	to	2.25%	(7.98%)	to	(9.12%)
2014	6,251	$1.53	to	$1.44	$13,125	4.97%	1.00%	to	2.25%	3.58%	to	2.29%

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	361

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Frank Mutual Shares, Cl 2
2018	9,189	$2.45	to	$1.61	$21,410	2.33%	1.00%	to	2.20%	(9.98%)	to	(11.05%)
2017	10,467	$2.72	to	$1.81	$27,202	2.20%	1.00%	to	2.20%	7.27%	to	6.00%
2016	12,234	$2.54	to	$1.71	$29,772	2.01%	1.00%	to	2.20%	14.91%	to	13.54%
2015	13,766	$2.21	to	$1.50	$29,266	3.01%	1.00%	to	2.20%	(5.88%)	to	(7.00%)
2014	16,266	$2.35	to	$1.62	$36,913	1.97%	1.00%	to	2.20%	6.06%	to	4.79%
Frank Rising Divd, Cl 2
2018	217	$2.04	to	$2.08	$477	1.26%	1.05%	to	2.20%	(6.07%)	to	(7.16%)
2017	223	$2.17	to	$2.24	$526	1.50%	1.05%	to	2.20%	19.30%	to	17.94%
2016	242	$1.82	to	$1.90	$484	1.42%	1.05%	to	2.20%	14.83%	to	13.52%
2015	269	$1.58	to	$1.68	$476	1.47%	1.05%	to	2.20%	(4.65%)	to	(5.74%)
2014	288	$1.66	to	$1.78	$536	1.41%	1.05%	to	2.20%	7.59%	to	6.36%
Frank Sm Cap Val, Cl 2
2018	1,068	$2.79	to	$3.20	$3,247	0.91%	1.00%	to	1.85%	(13.75%)	to	(14.48%)
2017	1,253	$3.23	to	$3.75	$4,408	0.51%	1.00%	to	1.85%	9.55%	to	8.63%
2016	1,332	$2.95	to	$3.45	$4,270	0.83%	1.00%	to	1.85%	28.90%	to	27.80%
2015	1,451	$2.29	to	$2.70	$3,633	0.63%	1.00%	to	1.85%	(8.31%)	to	(9.08%)
2014	1,621	$2.49	to	$2.97	$4,407	0.63%	1.00%	to	1.85%	(0.43%)	to	(1.27%)
Frank Sm Mid Cap Gro, Cl 2
2018	3,258	$1.69	to	$1.92	$5,169	—	1.00%	to	2.20%	(6.32%)	to	(7.44%)
2017	3,523	$1.81	to	$2.08	$5,971	—	1.00%	to	2.20%	20.20%	to	18.76%
2016	3,940	$1.50	to	$1.75	$5,527	—	1.00%	to	2.20%	3.14%	to	1.91%
2015	4,475	$1.46	to	$1.71	$6,061	—	1.00%	to	2.20%	(3.63%)	to	(4.77%)
2014	5,329	$1.51	to	$1.80	$7,412	—	1.00%	to	2.20%	6.40%	to	5.14%
GS VIT Intl Eq Insights, Inst
2018	43	$1.17	to	$0.88	$40	1.79%	1.40%	to	1.60%	(17.45%)	to	(17.62%)
2017	60	$1.41	to	$1.07	$67	1.89%	1.40%	to	1.60%	24.85%	to	24.60%
2016	65	$1.13	to	$0.86	$58	2.13%	1.40%	to	1.60%	(4.08%)	to	(4.27%)
2015	66	$1.18	to	$0.89	$61	1.42%	1.40%	to	1.60%	(0.35%)	to	(0.55%)
2014	83	$1.18	to	$0.90	$77	3.40%	1.40%	to	1.60%	(8.83%)	to	(9.01%)
GS VIT Mid Cap Val, Inst
2018	3,740	$2.07	to	$1.84	$11,425	1.25%	1.00%	to	2.25%	(11.35%)	to	(12.46%)
2017	4,310	$2.33	to	$2.11	$14,886	0.72%	1.00%	to	2.25%	9.97%	to	8.60%
2016	4,941	$2.12	to	$1.94	$15,576	1.28%	1.00%	to	2.25%	12.40%	to	11.01%
2015	6,125	$1.89	to	$1.75	$17,152	0.37%	1.00%	to	2.25%	(9.99%)	to	(11.12%)
2014	7,836	$2.10	to	$1.97	$24,160	0.88%	1.00%	to	2.25%	12.44%	to	11.05%
GS VIT Strategic Gro, Inst
2018	67	$2.00	to	$1.74	$126	0.43%	1.40%	to	1.60%	(2.42%)	to	(2.62%)
2017	72	$2.05	to	$1.79	$137	0.43%	1.40%	to	1.60%	28.85%	to	28.59%
2016	97	$1.59	to	$1.39	$142	0.55%	1.40%	to	1.60%	0.57%	to	0.37%
2015	149	$1.58	to	$1.39	$216	0.35%	1.40%	to	1.60%	2.09%	to	1.89%
2014	155	$1.55	to	$1.36	$220	0.38%	1.40%	to	1.60%	12.06%	to	11.84%
GS VIT U.S. Eq Insights, Inst
2018	887	$2.58	to	$2.30	$1,663	1.13%	1.00%	to	2.25%	(7.13%)	to	(8.30%)
2017	1,072	$2.78	to	$2.51	$2,156	1.31%	1.00%	to	2.25%	22.83%	to	21.31%
2016	1,653	$2.26	to	$2.07	$2,680	1.35%	1.00%	to	2.25%	9.63%	to	8.28%
2015	1,601	$2.06	to	$1.91	$2,375	1.34%	1.00%	to	2.25%	(1.01%)	to	(2.24%)
2014	1,744	$2.08	to	$1.95	$2,624	1.37%	1.00%	to	2.25%	15.21%	to	13.77%
Invesco VI Am Fran, Ser I
2018	1,584	$1.83	to	$1.73	$2,851	—	1.00%	to	1.80%	(4.59%)	to	(5.36%)
2017	1,901	$1.91	to	$1.83	$3,593	0.08%	1.00%	to	1.80%	26.08%	to	25.08%
2016	2,188	$1.52	to	$1.46	$3,287	—	1.00%	to	1.80%	1.25%	to	0.45%
2015	2,500	$1.50	to	$1.46	$3,722	—	1.00%	to	1.80%	3.96%	to	3.13%
2014	2,812	$1.44	to	$1.41	$4,043	0.04%	1.00%	to	1.80%	7.36%	to	6.51%

362	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Invesco VI Am Fran, Ser II
2018	333	$1.80	to	$1.65	$578	—	1.00%	to	2.25%	(4.85%)	to	(6.04%)
2017	425	$1.89	to	$1.76	$779	—	1.00%	to	2.25%	25.77%	to	24.21%
2016	457	$1.50	to	$1.42	$669	—	1.00%	to	2.25%	1.01%	to	(0.25%)
2015	528	$1.49	to	$1.42	$771	—	1.00%	to	2.25%	3.71%	to	2.42%
2014	663	$1.43	to	$1.39	$936	—	1.00%	to	2.25%	7.09%	to	5.76%
Invesco VI Comstock, Ser II
2018	12,824	$2.82	to	$1.88	$29,207	1.39%	1.00%	to	2.25%	(13.24%)	to	(14.32%)
2017	15,130	$3.25	to	$2.19	$39,956	1.93%	1.00%	to	2.25%	16.41%	to	14.98%
2016	18,518	$2.79	to	$1.91	$42,223	1.28%	1.00%	to	2.25%	15.83%	to	14.40%
2015	23,485	$2.41	to	$1.67	$46,533	1.58%	1.00%	to	2.25%	(7.13%)	to	(8.28%)
2014	30,410	$2.59	to	$1.82	$64,779	1.01%	1.00%	to	2.25%	8.02%	to	6.67%
Invesco VI Core Eq, Ser I
2018	3,245	$1.73	to	$1.56	$5,893	0.88%	1.00%	to	1.80%	(10.30%)	to	(11.02%)
2017	3,719	$1.93	to	$1.76	$7,543	1.03%	1.00%	to	1.80%	12.05%	to	11.16%
2016	4,264	$1.72	to	$1.58	$7,732	0.74%	1.00%	to	1.80%	9.17%	to	8.30%
2015	4,979	$1.58	to	$1.46	$8,321	1.11%	1.00%	to	1.80%	(6.71%)	to	(7.45%)
2014	5,592	$1.69	to	$1.58	$10,050	0.84%	1.00%	to	1.80%	7.07%	to	6.22%
Invesco VI Core Eq, Ser II
2018	323	$1.68	to	$1.51	$510	—	1.00%	to	1.85%	(10.51%)	to	(11.28%)
2017	329	$1.87	to	$1.70	$584	0.79%	1.00%	to	1.85%	11.76%	to	10.81%
2016	366	$1.68	to	$1.53	$584	0.51%	1.00%	to	1.85%	8.93%	to	8.00%
2015	395	$1.54	to	$1.42	$582	0.92%	1.00%	to	1.85%	(6.94%)	to	(7.73%)
2014	403	$1.65	to	$1.54	$641	0.70%	1.00%	to	1.85%	6.77%	to	5.87%
Invesco VI Gro & Inc, Ser II
2018	229	$2.75	to	$2.56	$584	1.70%	1.00%	to	1.85%	(14.46%)	to	(15.18%)
2017	277	$3.22	to	$3.02	$834	1.12%	1.00%	to	1.85%	12.90%	to	11.95%
2016	382	$2.85	to	$2.70	$1,034	0.90%	1.00%	to	1.85%	18.24%	to	17.25%
2015	433	$2.41	to	$2.30	$991	2.46%	1.00%	to	1.85%	(4.28%)	to	(5.09%)
2014	542	$2.52	to	$2.42	$1,293	1.42%	1.00%	to	1.85%	8.87%	to	7.95%
Invesco VI Hlth, Ser II
2018	38	$2.22	to	$1.98	$72	—	1.00%	to	2.25%	(0.39%)	to	(1.64%)
2017	98	$2.23	to	$2.01	$185	0.09%	1.00%	to	2.25%	14.41%	to	12.99%
2016	119	$1.94	to	$1.78	$197	—	1.00%	to	2.25%	(12.56%)	to	(13.64%)
2015	220	$2.22	to	$2.06	$411	—	1.00%	to	2.25%	1.86%	to	0.60%
2014	461	$2.18	to	$2.05	$851	—	1.00%	to	2.25%	18.19%	to	16.71%
Invesco VI Intl Gro, Ser I
2018	265	$2.13	to	$2.13	$566	2.03%	1.40%	to	1.40%	(16.16%)	to	(16.16%)
2017	285	$2.54	to	$2.54	$724	1.44%	1.40%	to	1.40%	21.30%	to	21.30%
2016	335	$2.10	to	$2.10	$703	1.37%	1.40%	to	1.40%	(1.83%)	to	(1.83%)
2015	387	$2.14	to	$2.14	$826	1.47%	1.40%	to	1.40%	(3.70%)	to	(3.70%)
2014	428	$2.22	to	$2.22	$949	1.58%	1.40%	to	1.40%	(1.06%)	to	(1.06%)
Invesco VI Intl Gro, Ser II
2018	809	$1.35	to	$1.21	$814	1.76%	1.00%	to	2.25%	(16.05%)	to	(17.10%)
2017	860	$1.61	to	$1.46	$1,038	1.20%	1.00%	to	2.25%	21.51%	to	20.00%
2016	1,174	$1.33	to	$1.21	$1,173	1.09%	1.00%	to	2.25%	(1.68%)	to	(2.90%)
2015	1,522	$1.35	to	$1.25	$1,560	1.20%	1.00%	to	2.25%	(3.59%)	to	(4.78%)
2014	2,060	$1.40	to	$1.31	$2,197	1.25%	1.00%	to	2.25%	(0.91%)	to	(2.14%)
Invesco VI Mid Cap Core Eq, Ser II
2018	495	$1.61	to	$1.64	$885	0.11%	1.05%	to	2.20%	(12.53%)	to	(13.53%)
2017	560	$1.84	to	$1.90	$1,150	0.31%	1.05%	to	2.20%	13.47%	to	12.17%
2016	673	$1.62	to	$1.69	$1,223	—	1.05%	to	2.20%	11.98%	to	10.71%
2015	831	$1.45	to	$1.53	$1,356	0.10%	1.05%	to	2.20%	(5.28%)	to	(6.36%)
2014	1,116	$1.53	to	$1.63	$1,928	—	1.05%	to	2.20%	3.08%	to	1.90%

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	363

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Invesco VI Mid Cap Gro, Ser I
2018	93	$1.56	to	$1.54	$144	—	1.40%	to	1.60%	(6.90%)	to	(7.09%)
2017	117	$1.68	to	$1.66	$196	—	1.40%	to	1.60%	20.80%	to	20.55%
2016	134	$1.39	to	$1.38	$186	—	1.40%	to	1.60%	(0.64%)	to	(0.84%)
2015	148	$1.40	to	$1.39	$206	—	1.40%	to	1.60%	(0.20%)	to	(0.40%)
2014	195	$1.40	to	$1.39	$272	—	1.40%	to	1.60%	6.54%	to	6.32%
Invesco VI Mid Cap Gro, Ser II
2018	303	$1.58	to	$1.45	$467	—	1.00%	to	2.25%	(6.82%)	to	(7.98%)
2017	354	$1.70	to	$1.58	$588	—	1.00%	to	2.25%	20.93%	to	19.43%
2016	327	$1.40	to	$1.32	$451	—	1.00%	to	2.25%	(0.42%)	to	(1.65%)
2015	374	$1.41	to	$1.34	$520	—	1.00%	to	2.25%	0.04%	to	(1.21%)
2014	596	$1.41	to	$1.36	$831	—	1.00%	to	2.25%	6.62%	to	5.30%
Invesco VI Val Opp, Ser II
2018	4,323	$1.41	to	$1.16	$6,141	—	1.00%	to	2.20%	(20.16%)	to	(21.12%)
2017	4,768	$1.76	to	$1.47	$8,511	0.02%	1.00%	to	2.20%	16.07%	to	14.69%
2016	5,629	$1.52	to	$1.28	$8,700	0.08%	1.00%	to	2.20%	16.75%	to	15.36%
2015	6,657	$1.30	to	$1.11	$8,848	2.16%	1.00%	to	2.20%	(11.54%)	to	(12.60%)
2014	8,370	$1.47	to	$1.27	$12,613	1.10%	1.00%	to	2.20%	5.33%	to	4.07%
Janus Henderson VIT Bal, Inst
2018	454	$4.01	to	$4.01	$1,818	2.15%	1.40%	to	1.40%	(0.73%)	to	(0.73%)
2017	480	$4.03	to	$4.03	$1,937	1.59%	1.40%	to	1.40%	16.79%	to	16.79%
2016	541	$3.45	to	$3.45	$1,868	2.21%	1.40%	to	1.40%	3.15%	to	3.15%
2015	614	$3.35	to	$3.35	$2,056	1.58%	1.40%	to	1.40%	(0.78%)	to	(0.78%)
2014	673	$3.38	to	$3.38	$2,272	1.72%	1.40%	to	1.40%	7.00%	to	7.00%
Janus Henderson VIT Enter, Serv
2018	471	$1.72	to	$1.22	$669	0.11%	1.15%	to	1.60%	(1.81%)	to	(2.25%)
2017	580	$1.75	to	$1.24	$843	0.14%	1.15%	to	1.60%	25.64%	to	25.08%
2016	664	$1.39	to	$0.99	$766	0.02%	1.15%	to	1.60%	10.83%	to	10.33%
2015	680	$1.26	to	$0.90	$708	0.53%	1.15%	to	1.60%	2.58%	to	2.12%
2014	721	$1.23	to	$0.88	$728	0.03%	1.15%	to	1.60%	10.96%	to	10.46%
Janus Henderson VIT Gbl Res, Inst
2018	307	$2.09	to	$2.09	$643	1.12%	1.40%	to	1.40%	(8.17%)	to	(8.17%)
2017	333	$2.28	to	$2.28	$760	0.80%	1.40%	to	1.40%	25.27%	to	25.27%
2016	375	$1.82	to	$1.82	$683	1.09%	1.40%	to	1.40%	0.65%	to	0.65%
2015	434	$1.81	to	$1.81	$785	0.65%	1.40%	to	1.40%	(3.65%)	to	(3.65%)
2014	463	$1.88	to	$1.88	$870	1.08%	1.40%	to	1.40%	5.95%	to	5.95%
Janus Henderson VIT Gbl Tech, Serv
2018	129	$1.44	to	$1.25	$167	—	1.15%	to	1.60%	(0.25%)	to	(0.70%)
2017	149	$1.44	to	$1.26	$194	—	1.15%	to	1.60%	43.26%	to	42.62%
2016	144	$1.01	to	$0.88	$132	0.09%	1.15%	to	1.60%	12.55%	to	12.05%
2015	150	$0.90	to	$0.79	$123	—	1.15%	to	1.60%	3.45%	to	2.99%
2014	166	$0.87	to	$0.76	$132	—	1.15%	to	1.60%	8.10%	to	7.61%
Janus Henderson VIT Overseas, Serv
2018	940	$1.08	to	$0.95	$916	1.68%	1.40%	to	1.60%	(16.32%)	to	(16.49%)
2017	1,001	$1.29	to	$1.14	$1,167	1.60%	1.40%	to	1.60%	28.99%	to	28.73%
2016	1,045	$1.00	to	$0.89	$947	4.71%	1.40%	to	1.60%	(8.00%)	to	(8.19%)
2015	1,068	$1.09	to	$0.96	$1,054	0.51%	1.40%	to	1.60%	(10.07%)	to	(10.25%)
2014	1,187	$1.21	to	$1.07	$1,304	2.92%	1.40%	to	1.60%	(13.32%)	to	(13.50%)
Janus Henderson VIT Res, Serv
2018	1,256	$2.31	to	$2.07	$1,863	0.35%	1.00%	to	2.25%	(3.81%)	to	(5.01%)
2017	1,514	$2.41	to	$2.17	$2,369	0.24%	1.00%	to	2.25%	26.29%	to	24.72%
2016	1,928	$1.90	to	$1.74	$2,446	0.37%	1.00%	to	2.25%	(0.72%)	to	(1.95%)
2015	2,299	$1.92	to	$1.78	$2,990	0.44%	1.00%	to	2.25%	4.03%	to	2.73%
2014	3,163	$1.84	to	$1.73	$4,032	0.22%	1.00%	to	2.25%	11.61%	to	10.22%

364	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
JPM Ins Trust U.S. Eq, Cl 1
2018	84	$3.05	to	$2.99	$255	0.79%	1.40%	to	1.60%	(7.48%)		to	(7.67%)
2017	118	$3.30	to	$3.24	$388	0.88%	1.40%	to	1.60%	20.64%		to	20.39%
2016	128	$2.74	to	$2.69	$349	1.09%	1.40%	to	1.60%	9.40%		to	9.18%
2015	161	$2.50	to	$2.47	$399	1.15%	1.40%	to	1.60%	(0.54%)		to	(0.74%)
2014	179	$2.51	to	$2.49	$448	0.94%	1.40%	to	1.60%	12.32%		to	12.09%
Lazard Retire Intl Eq, Serv
2018	39	$1.22	to	$1.16	$46	1.52%	1.40%	to	1.60%	(15.12%)		to	(15.29%)
2017	42	$1.43	to	$1.37	$59	2.55%	1.40%	to	1.60%	20.64%		to	20.40%
2016	45	$1.19	to	$1.14	$52	1.07%	1.40%	to	1.60%	(5.61%)		to	(5.80%)
2015	76	$1.26	to	$1.21	$93	1.49%	1.40%	to	1.60%	0.33%		to	0.13%
2014	86	$1.25	to	$1.21	$106	1.51%	1.40%	to	1.60%	(5.54%)		to	(5.73%)
Lazard Retire US Eq Select, Serv
2018	35	$1.87	to	$1.95	$69	0.50%	1.40%	to	1.60%	(4.67%)		to	(4.86%)
2017	71	$1.96	to	$2.05	$146	1.63%	1.40%	to	1.60%	16.47%		to	16.23%
2016	72	$1.68	to	$1.77	$127	0.11%	1.40%	to	1.60%	7.91%		to	7.69%
2015	86	$1.56	to	$1.64	$140	0.42%	1.40%	to	1.60%	(6.76%)		to	(6.94%)
2014	93	$1.67	to	$1.76	$163	0.64%	1.40%	to	1.60%	13.12%		to	12.89%
LVIP Baron Gro Opp, Serv Cl
2018	67	$4.08	to	$3.30	$238	—	1.40%	to	1.60%	(5.28%)		to	(5.47%)
2017	88	$4.31	to	$3.49	$336	—	1.40%	to	1.60%	25.47%		to	25.22%
2016	102	$3.43	to	$2.79	$308	0.32%	1.40%	to	1.60%	4.11%		to	3.90%
2015	244	$3.30	to	$2.68	$759	7.88%	1.40%	to	1.60%	(6.09%)		to	(6.28%)
2014	263	$3.51	to	$2.86	$869	0.18%	1.40%	to	1.60%	3.40%		to	3.19%
MFS Inv Trust, Init Cl
2018	629	$2.08	to	$2.91	$1,231	0.61%	1.15%	to	1.80%	(6.57%)		to	(7.18%)
2017	716	$2.23	to	$3.13	$1,505	0.71%	1.15%	to	1.80%	21.94%		to	21.15%
2016	820	$1.83	to	$2.59	$1,418	0.85%	1.15%	to	1.80%	7.35%		to	6.66%
2015	852	$1.70	to	$2.43	$1,375	0.89%	1.15%	to	1.80%	(0.93%)		to	(1.57%)
2014	1,015	$1.72	to	$2.46	$1,661	0.95%	1.15%	to	1.80%	9.73%		to	9.02%
MFS Inv Trust, Serv Cl
2018	228	$1.90	to	$2.13	$444	0.44%	1.15%	to	1.80%	(6.79%)		to	(7.40%)
2017	230	$2.04	to	$2.30	$481	0.56%	1.15%	to	1.80%	21.62%		to	20.84%
2016	234	$1.68	to	$1.90	$404	0.57%	1.15%	to	1.80%	7.08%		to	6.39%
2015	323	$1.57	to	$1.79	$541	0.68%	1.15%	to	1.80%	(1.19%)		to	(1.82%)
2014	357	$1.58	to	$1.82	$602	0.77%	1.15%	to	1.80%	9.44%		to	8.73%
MFS Mass Inv Gro Stock, Serv Cl
2018	1,143	$1.29	to	$1.23	$1,463	0.33%	1.00%	to	2.20%	(0.43%)		to	(1.62%)
2017	1,267	$1.30	to	$1.25	$1,633	0.42%	1.00%	to	2.20%	26.83%		to	25.31%
2016	1,437	$1.02	to	$1.00	$1,464	0.38%	1.00%	to	2.20%	4.79%		to	3.55%
2015	1,640	$0.98	to	$0.97	$1,599	0.60%	1.00%	to	2.20%	(2.38	%)(5)	to	(3.28	%)(5)
MFS New Dis, Init Cl
2018	183	$3.27	to	$1.92	$450	—	1.15%	to	1.60%	(2.61%)		to	(3.05%)
2017	226	$3.36	to	$1.98	$569	—	1.15%	to	1.60%	25.21%		to	24.65%
2016	259	$2.68	to	$1.58	$517	—	1.15%	to	1.60%	7.81%		to	7.33%
2015	418	$2.49	to	$1.48	$856	—	1.15%	to	1.60%	(3.01%)		to	(3.44%)
2014	487	$2.56	to	$1.53	$1,013	—	1.15%	to	1.60%	(8.32%)		to	(8.73%)
MFS New Dis, Serv Cl
2018	557	$2.34	to	$2.32	$1,325	—	1.00%	to	2.20%	(2.70%)		to	(3.87%)
2017	752	$2.41	to	$2.41	$1,824	—	1.00%	to	2.20%	25.08%		to	23.59%
2016	853	$1.93	to	$1.95	$1,651	—	1.00%	to	2.20%	7.72%		to	6.44%
2015	928	$1.79	to	$1.84	$1,670	—	1.00%	to	2.20%	(3.12%)		to	(4.27%)
2014	1,079	$1.85	to	$1.92	$2,024	—	1.00%	to	2.20%	(8.41%)		to	(9.51%)

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	365

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
MFS Research, Init Cl
2018	498	$2.09	to	$1.75	$910	0.67%	1.40%	to	1.60%	(5.71%)	to	(5.89%)
2017	641	$2.21	to	$1.86	$1,250	1.37%	1.40%	to	1.60%	21.66%	to	21.42%
2016	671	$1.82	to	$1.53	$1,076	0.78%	1.40%	to	1.60%	7.23%	to	7.01%
2015	728	$1.70	to	$1.43	$1,098	0.73%	1.40%	to	1.60%	(0.60%)	to	(0.80%)
2014	792	$1.71	to	$1.44	$1,201	0.79%	1.40%	to	1.60%	8.67%	to	8.45%
MFS Total Return, Init Cl
2018	26	$2.34	to	$2.30	$61	2.20%	1.15%	to	1.25%	(6.70%)	to	(6.79%)
2017	27	$2.51	to	$2.46	$68	2.40%	1.15%	to	1.25%	11.02%	to	10.91%
2016	41	$2.26	to	$2.22	$91	2.91%	1.15%	to	1.25%	7.85%	to	7.74%
2015	42	$2.10	to	$2.06	$87	2.42%	1.15%	to	1.25%	(1.51%)	to	(1.61%)
2014	81	$2.13	to	$2.10	$170	1.88%	1.15%	to	1.25%	7.26%	to	7.15%
MFS Total Return, Serv Cl
2018	6,676	$2.24	to	$1.49	$13,650	1.94%	1.00%	to	2.25%	(6.81%)	to	(7.98%)
2017	7,542	$2.40	to	$1.62	$16,606	2.11%	1.00%	to	2.25%	10.91%	to	9.54%
2016	8,727	$2.17	to	$1.48	$17,426	2.67%	1.00%	to	2.25%	7.74%	to	6.40%
2015	9,953	$2.01	to	$1.39	$18,481	2.32%	1.00%	to	2.25%	(1.57%)	to	(2.78%)
2014	11,494	$2.04	to	$1.43	$21,781	1.68%	1.00%	to	2.25%	7.16%	to	5.82%
MFS Utilities, Init Cl
2018	1,182	$3.43	to	$4.45	$3,317	1.12%	1.15%	to	1.80%	(0.10%)	to	(0.75%)
2017	1,255	$3.43	to	$4.49	$3,594	4.18%	1.15%	to	1.80%	13.52%	to	12.79%
2016	1,504	$3.02	to	$3.98	$3,775	3.86%	1.15%	to	1.80%	10.20%	to	9.49%
2015	1,809	$2.74	to	$3.63	$4,109	4.07%	1.15%	to	1.80%	(15.50%)	to	(16.05%)
2014	2,149	$3.24	to	$4.33	$5,774	2.09%	1.15%	to	1.80%	11.44%	to	10.72%
MFS Utilities, Serv Cl
2018	296	$4.28	to	$1.74	$1,156	0.84%	1.00%	to	2.25%	(0.20%)	to	(1.45%)
2017	341	$4.29	to	$1.77	$1,329	4.11%	1.00%	to	2.25%	13.36%	to	11.95%
2016	389	$3.78	to	$1.58	$1,329	3.70%	1.00%	to	2.25%	10.13%	to	8.77%
2015	543	$3.43	to	$1.45	$1,639	3.78%	1.00%	to	2.25%	(15.61%)	to	(16.66%)
2014	697	$4.07	to	$1.74	$2,447	1.86%	1.00%	to	2.25%	11.35%	to	9.97%
MS VIF Global Real Est, Cl II
2018	222	$1.61	to	$1.43	$211	3.43%	1.00%	to	2.25%	(9.12%)	to	(10.26%)
2017	331	$1.77	to	$1.60	$355	2.40%	1.00%	to	2.25%	8.62%	to	7.27%
2016	398	$1.63	to	$1.49	$394	1.36%	1.00%	to	2.25%	2.10%	to	0.84%
2015	368	$1.60	to	$1.48	$363	2.08%	1.00%	to	2.25%	(2.40%)	to	(3.61%)
2014	626	$1.63	to	$1.53	$629	0.73%	1.00%	to	2.25%	12.72%	to	11.32%
MS VIF Mid Cap Gro, Cl II
2018	51	$2.31	to	$2.06	$103	—	1.00%	to	2.25%	9.42%	to	8.05%
2017	94	$2.11	to	$1.91	$170	—	1.00%	to	2.25%	37.22%	to	35.52%
2016	65	$1.54	to	$1.41	$86	—	1.00%	to	2.25%	(9.74%)	to	(10.86%)
2015	110	$1.71	to	$1.58	$162	—	1.00%	to	2.25%	(6.93%)	to	(8.08%)
2014	181	$1.83	to	$1.72	$285	—	1.00%	to	2.25%	0.82%	to	(0.42%)
MS VIF US Real Est, Cl I
2018	125	$3.60	to	$3.43	$416	2.70%	1.00%	to	1.85%	(8.64%)	to	(9.42%)
2017	136	$3.94	to	$3.79	$497	1.51%	1.00%	to	1.85%	2.09%	to	1.22%
2016	143	$3.86	to	$3.74	$517	1.33%	1.00%	to	1.85%	5.75%	to	4.86%
2015	175	$3.65	to	$3.57	$600	1.41%	1.00%	to	1.85%	1.15%	to	0.30%
2014	234	$3.61	to	$3.56	$776	1.40%	1.00%	to	1.85%	28.43%	to	27.35%
MS VIF US Real Est, Cl II
2018	371	$1.53	to	$2.28	$858	2.47%	1.05%	to	2.20%	(8.94%)	to	(9.98%)
2017	434	$1.68	to	$2.54	$1,118	1.27%	1.05%	to	2.20%	1.80%	to	0.64%
2016	486	$1.65	to	$2.52	$1,243	1.08%	1.05%	to	2.20%	5.44%	to	4.23%
2015	563	$1.57	to	$2.42	$1,381	1.17%	1.05%	to	2.20%	0.86%	to	(0.29%)
2014	718	$1.55	to	$2.43	$1,771	1.22%	1.05%	to	2.20%	28.08%	to	26.62%

366	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Oppen Cap Appr VA
2018	254	$2.71	to	$2.71	$688	0.32%	1.40%	to	1.40%	(7.05%)	to	(7.05%)
2017	265	$2.92	to	$2.92	$772	0.23%	1.40%	to	1.40%	25.08%	to	25.08%
2016	297	$2.33	to	$2.33	$692	0.42%	1.40%	to	1.40%	(3.56%)	to	(3.56%)
2015	366	$2.42	to	$2.42	$886	0.09%	1.40%	to	1.40%	2.10%	to	2.10%
2014	386	$2.37	to	$2.37	$914	0.45%	1.40%	to	1.40%	13.81%	to	13.81%
Oppen Cap Appr VA, Serv
2018	5,309	$2.05	to	$1.87	$10,804	—	1.00%	to	2.25%	(6.90%)	to	(8.06%)
2017	6,460	$2.20	to	$2.04	$14,180	0.01%	1.00%	to	2.25%	25.25%	to	23.70%
2016	8,051	$1.76	to	$1.65	$14,189	0.12%	1.00%	to	2.25%	(3.40%)	to	(4.60%)
2015	9,118	$1.82	to	$1.72	$16,717	—	1.00%	to	2.25%	2.24%	to	0.97%
2014	12,492	$1.78	to	$1.71	$22,387	0.19%	1.00%	to	2.25%	13.98%	to	12.56%
Oppen Global VA
2018	0	$3.35	to	$3.35	$1	1.00%	1.40%	to	1.40%	(14.39%)	to	(14.39%)
2017	0	$3.91	to	$3.91	$1	0.93%	1.40%	to	1.40%	34.77%	to	34.77%
2016	0	$2.90	to	$2.90	$1	0.16%	1.40%	to	1.40%	(1.31%)	to	(1.31%)
2015	13	$2.94	to	$2.94	$40	1.30%	1.40%	to	1.40%	2.50%	to	2.50%
2014	13	$2.87	to	$2.87	$39	1.10%	1.40%	to	1.40%	0.87%	to	0.87%
Oppen Global VA, Serv
2018	858	$2.66	to	$1.69	$2,190	0.76%	1.00%	to	2.25%	(14.26%)	to	(15.33%)
2017	1,079	$3.10	to	$2.00	$3,201	0.75%	1.00%	to	2.25%	34.97%	to	33.29%
2016	1,247	$2.30	to	$1.50	$2,756	0.76%	1.00%	to	2.25%	(1.15%)	to	(2.38%)
2015	1,476	$2.32	to	$1.53	$3,326	1.07%	1.00%	to	2.25%	2.64%	to	1.36%
2014	1,926	$2.27	to	$1.51	$4,237	0.88%	1.00%	to	2.25%	1.04%	to	(0.21%)
Oppen Global Strategic Inc VA
2018	50	$2.08	to	$2.08	$104	4.99%	1.40%	to	1.40%	(5.73%)	to	(5.73%)
2017	54	$2.21	to	$2.21	$118	2.29%	1.40%	to	1.40%	4.80%	to	4.80%
2016	57	$2.11	to	$2.11	$120	4.97%	1.40%	to	1.40%	5.06%	to	5.06%
2015	68	$2.00	to	$2.00	$137	5.90%	1.40%	to	1.40%	(3.62%)	to	(3.62%)
2014	77	$2.08	to	$2.08	$159	4.22%	1.40%	to	1.40%	1.41%	to	1.41%
Oppen Global Strategic Inc VA, Srv
2018	11,762	$1.91	to	$1.14	$19,198	4.51%	1.00%	to	2.25%	(5.49%)	to	(6.68%)
2017	13,408	$2.03	to	$1.22	$23,255	1.98%	1.00%	to	2.25%	4.99%	to	3.68%
2016	14,945	$1.93	to	$1.18	$24,816	4.63%	1.00%	to	2.25%	5.21%	to	3.92%
2015	17,888	$1.83	to	$1.14	$28,291	5.51%	1.00%	to	2.25%	(3.46%)	to	(4.66%)
2014	23,277	$1.90	to	$1.19	$38,111	3.90%	1.00%	to	2.25%	1.48%	to	0.21%
Oppen Main St VA
2018	19	$1.93	to	$1.93	$37	1.15%	1.40%	to	1.40%	(9.17%)	to	(9.17%)
2017	20	$2.13	to	$2.13	$42	1.25%	1.40%	to	1.40%	15.29%	to	15.29%
2016	20	$1.84	to	$1.84	$37	1.08%	1.40%	to	1.40%	10.07%	to	10.07%
2015	24	$1.68	to	$1.68	$40	0.92%	1.40%	to	1.40%	1.89%	to	1.89%
2014	24	$1.64	to	$1.64	$40	0.72%	1.40%	to	1.40%	9.16%	to	9.16%
Oppen Main St Sm Cap VA, Serv
2018	740	$3.06	to	$2.15	$2,268	0.06%	1.00%	to	2.25%	(11.43%)	to	(12.54%)
2017	862	$3.46	to	$2.46	$2,968	0.64%	1.00%	to	2.25%	12.78%	to	11.39%
2016	948	$3.07	to	$2.21	$2,934	0.25%	1.00%	to	2.25%	16.50%	to	15.06%
2015	1,139	$2.63	to	$1.92	$2,988	0.65%	1.00%	to	2.25%	(7.03%)	to	(8.18%)
2014	1,379	$2.83	to	$2.09	$3,890	0.66%	1.00%	to	2.25%	10.54%	to	9.17%
PIMCO VIT All Asset, Advisor Cl
2018	820	$1.33	to	$1.19	$1,049	2.98%	1.00%	to	2.25%	(6.40%)	to	(7.56%)
2017	949	$1.42	to	$1.28	$1,307	4.27%	1.00%	to	2.25%	12.26%	to	10.86%
2016	1,261	$1.26	to	$1.16	$1,557	2.36%	1.00%	to	2.25%	11.79%	to	10.40%
2015	1,747	$1.13	to	$1.05	$1,945	2.98%	1.00%	to	2.25%	(10.09%)	to	(11.20%)
2014	2,351	$1.26	to	$1.18	$2,927	4.78%	1.00%	to	2.25%	(0.52%)	to	(1.77%)

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	367

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Put VT Div Inc, Cl IA
2018	233	$2.55	to	$2.55	$598	4.44%	1.40%	to	1.40%	(2.12%)		to	(2.12%)
2017	262	$2.61	to	$2.61	$688	5.95%	1.40%	to	1.40%	5.94%		to	5.94%
2016	287	$2.46	to	$2.46	$709	7.99%	1.40%	to	1.40%	4.13%		to	4.13%
2015	351	$2.36	to	$2.36	$832	9.94%	1.40%	to	1.40%	(3.67%)		to	(3.67%)
2014	400	$2.45	to	$2.45	$985	8.31%	1.40%	to	1.40%	(0.72%)		to	(0.72%)
Put VT Div Inc, Cl IB
2018	145	$1.95	to	$1.95	$282	4.11%	1.40%	to	1.40%	(2.36%)		to	(2.36%)
2017	147	$2.00	to	$2.00	$293	5.74%	1.40%	to	1.40%	5.64%		to	5.64%
2016	169	$1.89	to	$1.89	$320	8.25%	1.40%	to	1.40%	3.96%		to	3.96%
2015	220	$1.82	to	$1.82	$400	9.45%	1.40%	to	1.40%	(3.70%)		to	(3.70%)
2014	248	$1.89	to	$1.89	$467	8.18%	1.40%	to	1.40%	(1.05%)		to	(1.05%)
Put VT Eq Inc, Cl IA
2018	1,975	$1.02	to	$1.02	$2,011	0.90%	1.40%	to	1.40%	(9.56%)		to	(9.56%)
2017	2,071	$1.12	to	$1.12	$2,331	—	1.40%	to	1.40%	12.41	%(9)	to	12.41	%(9)
Put VT Eq Inc, Cl IB
2018	2,099	$1.02	to	$1.01	$2,137	0.71%	1.00%	to	1.85%	(9.40%)		to	(10.18%)
2017	2,320	$1.12	to	$1.12	$2,618	—	1.00%	to	1.85%	12.49	%(9)	to	11.89	%(9)
Put VT Global Eq, Cl IA
2018	183	$1.83	to	$1.83	$334	0.56%	1.40%	to	1.40%	(13.44%)		to	(13.44%)
2017	195	$2.11	to	$2.11	$411	1.57%	1.40%	to	1.40%	26.92%		to	26.92%
2016	203	$1.66	to	$1.66	$337	1.39%	1.40%	to	1.40%	(0.04%)		to	(0.04%)
2015	228	$1.66	to	$1.66	$378	1.23%	1.40%	to	1.40%	(2.86%)		to	(2.86%)
2014	232	$1.71	to	$1.71	$397	0.66%	1.40%	to	1.40%	0.35%		to	0.35%
Put VT Global Hlth Care, Cl IB
2018	297	$3.12	to	$2.23	$800	1.01%	1.00%	to	2.20%	(1.58%)		to	(2.77%)
2017	350	$3.18	to	$2.30	$960	0.55%	1.00%	to	2.20%	14.16%		to	12.80%
2016	388	$2.78	to	$2.04	$934	—	1.00%	to	2.20%	(12.23%)		to	(13.28%)
2015	446	$3.17	to	$2.35	$1,227	7.83%	1.00%	to	2.20%	6.71%		to	5.44%
2014	453	$2.97	to	$2.23	$1,183	9.90%	1.00%	to	2.20%	26.37%		to	24.87%
Put VT Gro Opp, Cl IA
2018	228	$1.32	to	$1.32	$301	0.05%	1.40%	to	1.40%	1.17%		to	1.17%
2017	236	$1.30	to	$1.30	$308	0.14%	1.40%	to	1.40%	29.48%		to	29.48%
2016	256	$1.01	to	$1.01	$257	—	1.40%	to	1.40%	0.55	%(8)	to	0.55	%(8)
Put VT Gro Opp, Cl IB
2018	497	$1.31	to	$1.31	$651	—	1.40%	to	1.40%	0.95%		to	0.95%
2017	553	$1.30	to	$1.30	$718	0.11%	1.40%	to	1.40%	29.09%		to	29.09%
2016	632	$1.01	to	$1.01	$636	—	1.40%	to	1.40%	0.57	%(8)	to	0.57	%(8)
Put VT Hi Yield, Cl IA
2018	135	$3.15	to	$3.15	$426	5.96%	1.40%	to	1.40%	(4.93%)		to	(4.93%)
2017	141	$3.32	to	$3.32	$471	6.09%	1.40%	to	1.40%	5.74%		to	5.74%
2016	154	$3.14	to	$3.14	$485	6.53%	1.40%	to	1.40%	14.06%		to	14.06%
2015	164	$2.75	to	$2.75	$453	7.27%	1.40%	to	1.40%	(6.46%)		to	(6.46%)
2014	180	$2.94	to	$2.94	$533	6.33%	1.40%	to	1.40%	0.50%		to	0.50%
Put VT Hi Yield, Cl IB
2018	49	$2.29	to	$2.29	$111	6.12%	1.40%	to	1.40%	(5.41%)		to	(5.41%)
2017	62	$2.42	to	$2.42	$149	6.02%	1.40%	to	1.40%	5.50%		to	5.50%
2016	71	$2.29	to	$2.29	$164	7.15%	1.40%	to	1.40%	13.95%		to	13.95%
2015	97	$2.01	to	$2.01	$196	6.99%	1.40%	to	1.40%	(6.67%)		to	(6.67%)
2014	113	$2.16	to	$2.16	$244	6.10%	1.40%	to	1.40%	0.15%		to	0.15%
Put VT Inc, Cl IB
2018	18	$2.01	to	$1.51	$34	3.36%	1.15%	to	1.80%	(0.95%)		to	(1.59%)
2017	23	$2.03	to	$1.53	$43	4.34%	1.15%	to	1.80%	4.39%		to	3.71%
2016	27	$1.95	to	$1.48	$47	5.25%	1.15%	to	1.80%	0.84%		to	0.18%
2015	39	$1.93	to	$1.48	$69	4.58%	1.15%	to	1.80%	(2.59%)		to	(3.21%)
2014	47	$1.98	to	$1.53	$85	5.82%	1.15%	to	1.80%	5.23%		to	4.56%

368	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Put VT Intl Eq, Cl IB
2018	3,216	$1.46	to	$1.21	$3,604	1.42%	1.00%	to	2.20%	(19.92%)	to	(20.89%)
2017	3,724	$1.83	to	$1.53	$5,204	2.24%	1.00%	to	2.20%	25.33%	to	23.84%
2016	4,215	$1.46	to	$1.23	$4,661	3.57%	1.00%	to	2.20%	(3.42%)	to	(4.57%)
2015	4,964	$1.51	to	$1.29	$5,711	1.18%	1.00%	to	2.20%	(0.86%)	to	(2.04%)
2014	5,570	$1.52	to	$1.32	$6,474	0.97%	1.00%	to	2.20%	(7.70%)	to	(8.80%)
Put VT Intl Gro, Cl IB
2018	220	$1.05	to	$1.19	$225	—	1.00%	to	1.40%	(19.46%)	to	(19.78%)
2017	261	$1.30	to	$1.49	$332	1.05%	1.00%	to	1.40%	33.71%	to	33.17%
2016	319	$0.98	to	$1.12	$303	0.98%	1.00%	to	1.40%	(7.64%)	to	(8.01%)
2015	355	$1.06	to	$1.22	$366	—	1.00%	to	1.40%	0.11%	to	(0.29%)
2014	369	$1.05	to	$1.22	$383	0.06%	1.00%	to	1.40%	(7.08%)	to	(7.45%)
Put VT Intl Val, Cl IB
2018	—	$1.28	to	$1.28	$0	2.01%	1.40%	to	1.40%	(18.77%)	to	(18.77%)
2017	—	$1.57	to	$1.57	$0	1.46%	1.40%	to	1.40%	22.97%	to	22.97%
2016	—	$1.28	to	$1.28	$0	2.38%	1.40%	to	1.40%	(0.30%)	to	(0.30%)
2015	—	$1.28	to	$1.28	$0	1.30%	1.40%	to	1.40%	(3.36%)	to	(3.36%)
2014	—	$1.33	to	$1.33	$0	1.32%	1.40%	to	1.40%	(10.75%)	to	(10.75%)
Put VT Research, Cl IB
2018	24	$2.35	to	$2.61	$57	—	1.00%	to	1.85%	(5.66%)	to	(6.47%)
2017	27	$2.49	to	$2.79	$70	0.58%	1.00%	to	1.85%	22.12%	to	21.09%
2016	46	$2.04	to	$2.30	$95	1.50%	1.00%	to	1.85%	8.99%	to	8.07%
2015	58	$1.87	to	$2.13	$111	1.29%	1.00%	to	1.85%	(2.53%)	to	(3.35%)
2014	62	$1.92	to	$2.20	$121	0.78%	1.00%	to	1.85%	13.72%	to	12.75%
Put VT Sm Cap Val, Cl IB
2018	276	$1.37	to	$1.63	$466	0.41%	1.05%	to	2.20%	(20.77%)	to	(21.68%)
2017	310	$1.73	to	$2.08	$669	0.69%	1.05%	to	2.20%	6.75%	to	5.53%
2016	322	$1.62	to	$1.97	$654	1.22%	1.05%	to	2.20%	26.16%	to	24.74%
2015	351	$1.29	to	$1.58	$571	12.27%	1.05%	to	2.20%	(5.24%)	to	(6.32%)
2014	415	$1.36	to	$1.68	$719	24.04%	1.05%	to	2.20%	2.35%	to	1.18%
Put VT Sus Leaders, Cl IA
2018	381	$4.53	to	$4.53	$1,726	0.01%	1.40%	to	1.40%	(2.66%)	to	(2.66%)
2017	395	$4.66	to	$4.66	$1,841	0.85%	1.40%	to	1.40%	27.76%	to	27.76%
2016	467	$3.65	to	$3.65	$1,703	1.07%	1.40%	to	1.40%	6.56%	to	6.56%
2015	596	$3.42	to	$3.42	$2,038	1.91%	1.40%	to	1.40%	(1.46%)	to	(1.46%)
2014	639	$3.47	to	$3.47	$2,218	0.52%	1.40%	to	1.40%	12.22%	to	12.22%
Put VT Sus Leaders, Cl IB
2018	984	$2.45	to	$2.22	$2,352	—	1.00%	to	2.20%	(2.51%)	to	(3.68%)
2017	1,103	$2.51	to	$2.30	$2,715	0.60%	1.00%	to	2.20%	27.94%	to	26.42%
2016	1,597	$1.96	to	$1.82	$3,068	0.71%	1.00%	to	2.20%	6.72%	to	5.45%
2015	1,824	$1.84	to	$1.73	$3,294	1.70%	1.00%	to	2.20%	(1.28%)	to	(2.46%)
2014	2,037	$1.86	to	$1.77	$3,741	0.31%	1.00%	to	2.20%	12.36%	to	11.02%
Royce Micro-Cap, Invest Cl
2018	140	$3.63	to	$3.08	$452	—	1.40%	to	1.60%	(10.32%)	to	(10.50%)
2017	164	$4.05	to	$3.44	$593	0.59%	1.40%	to	1.60%	3.73%	to	3.52%
2016	216	$3.90	to	$3.33	$744	0.72%	1.40%	to	1.60%	18.05%	to	17.82%
2015	227	$3.30	to	$2.82	$667	—	1.40%	to	1.60%	(13.67%)	to	(13.85%)
2014	362	$3.83	to	$3.28	$1,223	—	1.40%	to	1.60%	(4.92%)	to	(5.11%)
Royce Sm-Cap, Invest Cl
2018	101	$4.48	to	$4.16	$436	0.66%	1.40%	to	1.60%	(9.62%)	to	(9.80%)
2017	124	$4.96	to	$4.62	$592	0.93%	1.40%	to	1.60%	3.92%	to	3.71%
2016	142	$4.77	to	$4.45	$654	1.82%	1.40%	to	1.60%	19.28%	to	19.04%
2015	154	$4.00	to	$3.74	$590	0.69%	1.40%	to	1.60%	(13.03%)	to	(13.20%)
2014	178	$4.60	to	$4.31	$785	0.12%	1.40%	to	1.60%	1.80%	to	1.60%

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	369

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Temp Dev Mkts, Cl 2
2018	108	$2.48	to	$2.33	$255	0.99%	1.00%	to	1.35%	(16.64%)	to	(16.93%)
2017	169	$2.98	to	$2.81	$480	0.88%	1.00%	to	1.35%	39.02%	to	38.53%
2016	130	$2.14	to	$2.03	$266	0.85%	1.00%	to	1.35%	16.27%	to	15.87%
2015	157	$1.84	to	$1.75	$278	2.09%	1.00%	to	1.35%	(20.40%)	to	(20.68%)
2014	179	$2.32	to	$2.20	$400	1.43%	1.00%	to	1.35%	(9.31%)	to	(9.62%)
Temp Foreign, Cl 2
2018	2,350	$1.42	to	$1.87	$3,500	2.65%	1.00%	to	1.85%	(16.29%)	to	(17.00%)
2017	2,715	$1.70	to	$2.26	$4,851	2.62%	1.00%	to	1.85%	15.54%	to	14.56%
2016	3,193	$1.47	to	$1.97	$4,949	1.97%	1.00%	to	1.85%	6.11%	to	5.22%
2015	3,666	$1.39	to	$1.87	$5,439	3.20%	1.00%	to	1.85%	(7.42%)	to	(8.21%)
2014	4,130	$1.50	to	$2.04	$6,628	1.87%	1.00%	to	1.85%	(12.02%)	to	(12.76%)
Temp Global Bond, Cl 2
2018	5,294	$1.27	to	$1.13	$10,230	—	1.00%	to	2.25%	0.92%	to	(0.34%)
2017	6,315	$1.26	to	$1.14	$12,171	—	1.00%	to	2.25%	0.91%	to	(0.34%)
2016	7,095	$1.25	to	$1.14	$13,635	—	1.00%	to	2.25%	1.92%	to	0.66%
2015	8,407	$1.22	to	$1.13	$15,960	7.90%	1.00%	to	2.25%	(5.26%)	to	(6.44%)
2014	10,698	$1.29	to	$1.21	$21,579	5.16%	1.00%	to	2.25%	0.82%	to	(0.44%)
Temp Gro, Cl 2
2018	599	$1.49	to	$1.33	$834	1.92%	1.00%	to	2.25%	(15.70%)	to	(16.76%)
2017	751	$1.77	to	$1.60	$1,231	1.64%	1.00%	to	2.25%	17.32%	to	15.87%
2016	873	$1.51	to	$1.38	$1,231	2.10%	1.00%	to	2.25%	8.53%	to	7.18%
2015	1,034	$1.39	to	$1.29	$1,349	2.63%	1.00%	to	2.25%	(7.42%)	to	(8.57%)
2014	1,277	$1.50	to	$1.41	$1,829	1.34%	1.00%	to	2.25%	(3.78%)	to	(4.98%)
Third Ave Val
2018	105	$2.36	to	$2.46	$254	1.77%	1.40%	to	1.60%	(21.46%)	to	(21.61%)
2017	122	$3.00	to	$3.14	$376	0.86%	1.40%	to	1.60%	12.02%	to	11.79%
2016	163	$2.68	to	$2.81	$450	0.83%	1.40%	to	1.60%	10.67%	to	10.45%
2015	191	$2.42	to	$2.54	$476	3.35%	1.40%	to	1.60%	(10.16%)	to	(10.34%)
2014	220	$2.70	to	$2.84	$612	2.89%	1.40%	to	1.60%	2.93%	to	2.72%
VP Aggr, Cl 2
2018	14,082	$1.66	to	$1.49	$22,886	—	1.00%	to	2.25%	(9.50%)	to	(10.63%)
2017	15,923	$1.83	to	$1.67	$28,619	—	1.00%	to	2.25%	17.73%	to	16.27%
2016	19,059	$1.56	to	$1.43	$29,166	—	1.00%	to	2.25%	4.87%	to	3.57%
2015	20,742	$1.49	to	$1.38	$30,391	—	1.00%	to	2.25%	(1.74%)	to	(2.97%)
2014	23,106	$1.51	to	$1.43	$34,469	—	1.00%	to	2.25%	4.48%	to	3.17%
VP Aggr, Cl 4
2018	58,687	$1.66	to	$1.49	$93,587	—	1.00%	to	2.25%	(9.53%)	to	(10.66%)
2017	74,575	$1.84	to	$1.67	$132,082	—	1.00%	to	2.25%	17.70%	to	16.24%
2016	95,826	$1.56	to	$1.44	$144,718	—	1.00%	to	2.25%	4.92%	to	3.62%
2015	123,107	$1.49	to	$1.39	$177,909	—	1.00%	to	2.25%	(1.74%)	to	(2.97%)
2014	156,420	$1.51	to	$1.43	$231,103	—	1.00%	to	2.25%	4.48%	to	3.17%
VP Conserv, Cl 2
2018	15,183	$1.24	to	$1.11	$18,038	—	1.00%	to	2.25%	(3.92%)	to	(5.12%)
2017	17,361	$1.29	to	$1.17	$21,583	—	1.00%	to	2.25%	6.36%	to	5.03%
2016	23,290	$1.21	to	$1.11	$27,343	—	1.00%	to	2.25%	2.42%	to	1.15%
2015	25,370	$1.18	to	$1.10	$29,188	—	1.00%	to	2.25%	(1.15%)	to	(2.39%)
2014	29,902	$1.20	to	$1.13	$34,918	—	1.00%	to	2.25%	3.21%	to	1.92%
VP Conserv, Cl 4
2018	63,701	$1.24	to	$1.11	$75,161	—	1.00%	to	2.25%	(3.85%)	to	(5.05%)
2017	76,171	$1.29	to	$1.17	$93,919	—	1.00%	to	2.25%	6.28%	to	4.96%
2016	99,469	$1.21	to	$1.11	$116,007	—	1.00%	to	2.25%	2.42%	to	1.15%
2015	117,154	$1.18	to	$1.10	$134,095	—	1.00%	to	2.25%	(1.15%)	to	(2.39%)
2014	143,408	$1.20	to	$1.13	$167,075	—	1.00%	to	2.25%	3.30%	to	2.00%

370	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Man Risk, Cl 2
2018	82	$0.97	to	$0.95	$79	—	1.00%	to	2.25%	(6.24%)		to	(7.41%)
2017	—	$1.03	to	$1.03	$0	—	1.00%	to	2.25%	3.40	%(10)	to	3.04	%(10)
VP Man Risk US, Cl 2
2018	30	$1.00	to	$0.98	$30	—	1.00%	to	2.25%	(4.50%)		to	(5.69%)
2017	—	$1.04	to	$1.04	$0	—	1.00%	to	2.25%	4.20	%(10)	to	3.84	%(10)
VP Man Vol Conserv, Cl 2
2018	14,219	$1.06	to	$1.00	$14,694	—	1.00%	to	2.25%	(3.55%)		to	(4.76%)
2017	15,144	$1.10	to	$1.05	$16,328	—	1.00%	to	2.25%	6.82%		to	5.49%
2016	19,112	$1.03	to	$0.99	$19,402	—	1.00%	to	2.25%	2.04%		to	0.78%
2015	15,461	$1.01	to	$0.99	$15,476	—	1.00%	to	2.25%	(2.11%)		to	(3.34%)
2014	12,249	$1.03	to	$1.02	$12,594	—	1.00%	to	2.25%	3.41%		to	2.11%
VP Man Vol Conserv Gro, Cl 2
2018	45,232	$1.08	to	$1.02	$47,669	—	1.00%	to	2.25%	(5.26%)		to	(6.44%)
2017	49,129	$1.14	to	$1.09	$54,969	—	1.00%	to	2.25%	10.09%		to	8.72%
2016	58,078	$1.04	to	$1.00	$59,346	—	1.00%	to	2.25%	2.15%		to	0.88%
2015	60,165	$1.02	to	$0.99	$60,498	—	1.00%	to	2.25%	(2.80%)		to	(4.02%)
2014	51,991	$1.05	to	$1.03	$54,090	—	1.00%	to	2.25%	3.66%		to	2.36%
VP Man Vol Gro, Cl 2
2018	107,771	$1.11	to	$1.04	$117,152	—	1.00%	to	2.25%	(8.65%)		to	(9.80%)
2017	117,062	$1.22	to	$1.16	$139,873	—	1.00%	to	2.25%	16.32%		to	14.87%
2016	126,834	$1.05	to	$1.01	$130,861	—	1.00%	to	2.25%	2.35%		to	1.08%
2015	140,714	$1.02	to	$1.00	$142,521	—	1.00%	to	2.25%	(4.30%)		to	(5.49%)
2014	129,274	$1.07	to	$1.05	$137,465	—	1.00%	to	2.25%	3.90%		to	2.60%
VP Man Vol Mod Gro, Cl 2
2018	233,439	$1.10	to	$1.04	$250,658	—	1.00%	to	2.25%	(6.79%)		to	(7.96%)
2017	263,030	$1.18	to	$1.12	$304,624	—	1.00%	to	2.25%	13.21%		to	11.81%
2016	293,690	$1.05	to	$1.01	$301,993	—	1.00%	to	2.25%	2.39%		to	1.13%
2015	311,013	$1.02	to	$0.99	$314,123	—	1.00%	to	2.25%	(3.48%)		to	(4.69%)
2014	284,926	$1.06	to	$1.04	$299,904	—	1.00%	to	2.25%	3.82%		to	2.52%
VP Mod, Cl 2
2018	188,495	$1.46	to	$1.31	$267,913	—	1.00%	to	2.25%	(6.52%)		to	(7.69%)
2017	219,055	$1.56	to	$1.42	$333,955	—	1.00%	to	2.25%	12.10%		to	10.71%
2016	245,979	$1.39	to	$1.28	$335,429	—	1.00%	to	2.25%	3.60%		to	2.32%
2015	265,193	$1.35	to	$1.25	$349,849	—	1.00%	to	2.25%	(1.54%)		to	(2.78%)
2014	284,792	$1.37	to	$1.29	$382,676	—	1.00%	to	2.25%	4.02%		to	2.72%
VP Mod, Cl 4
2018	657,883	$1.46	to	$1.31	$920,794	—	1.00%	to	2.25%	(6.51%)		to	(7.68%)
2017	758,437	$1.56	to	$1.42	$1,140,556	—	1.00%	to	2.25%	12.08%		to	10.69%
2016	886,454	$1.40	to	$1.28	$1,195,458	—	1.00%	to	2.25%	3.59%		to	2.31%
2015	1,033,383	$1.35	to	$1.25	$1,352,078	—	1.00%	to	2.25%	(1.54%)		to	(2.77%)
2014	1,244,482	$1.37	to	$1.29	$1,661,867	—	1.00%	to	2.25%	4.02%		to	2.71%
VP Mod Aggr, Cl 2
2018	56,558	$1.56	to	$1.40	$85,827	—	1.00%	to	2.25%	(7.96%)		to	(9.11%)
2017	71,803	$1.70	to	$1.54	$118,718	—	1.00%	to	2.25%	15.00%		to	13.57%
2016	91,774	$1.48	to	$1.36	$132,401	—	1.00%	to	2.25%	4.23%		to	2.94%
2015	111,965	$1.42	to	$1.32	$155,402	—	1.00%	to	2.25%	(1.71%)		to	(2.94%)
2014	130,891	$1.44	to	$1.36	$185,446	—	1.00%	to	2.25%	4.11%		to	2.81%
VP Mod Aggr, Cl 4
2018	183,948	$1.57	to	$1.40	$275,745	—	1.00%	to	2.25%	(8.01%)		to	(9.16%)
2017	230,966	$1.70	to	$1.54	$378,117	—	1.00%	to	2.25%	15.04%		to	13.61%
2016	301,745	$1.48	to	$1.36	$431,224	—	1.00%	to	2.25%	4.22%		to	2.93%
2015	379,469	$1.42	to	$1.32	$522,907	—	1.00%	to	2.25%	(1.78%)		to	(3.00%)
2014	494,449	$1.44	to	$1.36	$697,285	—	1.00%	to	2.25%	4.17%		to	2.87%

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	371

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Mod Conserv, Cl 2
2018	29,450	$1.34	to	$1.20	$38,238	—	1.00%	to	2.25%	(5.08%)		to	(6.27%)
2017	34,638	$1.42	to	$1.28	$47,615	—	1.00%	to	2.25%	8.92%		to	7.57%
2016	40,144	$1.30	to	$1.19	$50,875	—	1.00%	to	2.25%	2.94%		to	1.67%
2015	45,020	$1.26	to	$1.17	$55,588	—	1.00%	to	2.25%	(1.21%)		to	(2.45%)
2014	55,991	$1.28	to	$1.20	$70,239	—	1.00%	to	2.25%	3.74%		to	2.44%
VP Mod Conserv, Cl 4
2018	85,975	$1.35	to	$1.21	$110,639	—	1.00%	to	2.25%	(5.01%)		to	(6.20%)
2017	104,204	$1.42	to	$1.29	$141,927	—	1.00%	to	2.25%	8.82%		to	7.47%
2016	125,410	$1.30	to	$1.20	$157,745	—	1.00%	to	2.25%	3.01%		to	1.73%
2015	151,602	$1.26	to	$1.18	$186,073	—	1.00%	to	2.25%	(1.28%)		to	(2.52%)
2014	191,983	$1.28	to	$1.21	$239,942	—	1.00%	to	2.25%	3.73%		to	2.43%
VP Ptnrs Sm Cap Val, Cl 3
2018	5,080	$2.46	to	$1.70	$11,297	—	1.00%	to	2.25%	(14.46%)		to	(15.53%)
2017	5,831	$2.87	to	$2.02	$15,220	—	1.00%	to	2.25%	5.96%		to	4.65%
2016	6,792	$2.71	to	$1.93	$16,815	—	1.00%	to	2.25%	24.29%		to	22.76%
2015	8,904	$2.18	to	$1.57	$17,817	—	1.00%	to	2.25%	(10.25%)		to	(11.38%)
2014	11,587	$2.43	to	$1.77	$25,845	—	1.00%	to	2.25%	1.05%		to	(0.21%)
VP US Flex Conserv Gro, Cl 2
2018	545	$1.07	to	$1.04	$581	—	1.00%	to	2.25%	(3.46%)		to	(4.67%)
2017	463	$1.11	to	$1.10	$513	—	1.00%	to	2.25%	10.61%		to	9.24%
2016	—	$1.01	to	$1.00	$0	—	1.00%	to	2.25%	0.78	%(7)	to	0.62	%(7)
VP US Flex Gro, Cl 2
2018	3,794	$1.15	to	$1.12	$4,366	—	1.00%	to	2.25%	(4.88%)		to	(6.07%)
2017	2,344	$1.21	to	$1.19	$2,839	—	1.00%	to	2.25%	17.28%		to	15.83%
2016	1,470	$1.03	to	$1.03	$1,518	—	1.00%	to	2.25%	2.14	%(7)	to	1.98	%(7)
VP US Flex Mod Gro, Cl 2
2018	1,083	$1.11	to	$1.08	$1,202	—	1.00%	to	2.25%	(4.20%)		to	(5.40%)
2017	1,214	$1.16	to	$1.15	$1,408	—	1.00%	to	2.25%	14.04%		to	12.62%
2016	564	$1.02	to	$1.02	$575	—	1.00%	to	2.25%	1.46	%(7)	to	1.31	%(7)
Wanger Intl
2018	2,897	$1.54	to	$1.37	$6,865	1.97%	1.00%	to	2.25%	(18.52%)		to	(19.54%)
2017	3,110	$1.89	to	$1.71	$9,090	1.17%	1.00%	to	2.25%	31.60%		to	29.96%
2016	3,968	$1.43	to	$1.31	$8,887	1.12%	1.00%	to	2.25%	(2.39%)		to	(3.59%)
2015	4,762	$1.47	to	$1.36	$10,974	1.37%	1.00%	to	2.25%	(0.89%)		to	(2.14%)
2014	6,409	$1.48	to	$1.39	$15,001	1.38%	1.00%	to	2.25%	(5.35%)		to	(6.54%)
Wanger USA
2018	2,759	$2.63	to	$2.34	$7,464	0.09%	1.00%	to	2.25%	(2.45%)		to	(3.66%)
2017	3,441	$2.69	to	$2.43	$9,615	—	1.00%	to	2.25%	18.40%		to	16.93%
2016	4,332	$2.27	to	$2.08	$10,275	—	1.00%	to	2.25%	12.57%		to	11.17%
2015	5,233	$2.02	to	$1.87	$11,105	—	1.00%	to	2.25%	(1.59%)		to	(2.83%)
2014	7,213	$2.05	to	$1.93	$15,610	0.00%	1.00%	to	2.25%	3.75%		to	2.45%
WF VT Index Asset Alloc, Cl 2
2018	2,814	$1.92	to	$1.88	$5,582	0.98%	1.05%	to	2.20%	(3.91%)		to	(5.03%)
2017	3,252	$2.00	to	$1.98	$6,705	0.74%	1.05%	to	2.20%	11.08%		to	9.81%
2016	3,661	$1.80	to	$1.80	$6,820	0.90%	1.05%	to	2.20%	6.55%		to	5.33%
2015	3,857	$1.69	to	$1.71	$6,776	1.03%	1.05%	to	2.20%	0.19%		to	(0.95%)
2014	4,354	$1.69	to	$1.72	$7,657	1.52%	1.05%	to	2.20%	16.82%		to	15.49%
WF VT Intl Eq, Cl 1
2018	65	$1.72	to	$1.64	$108	11.51%	1.00%	to	1.35%	(17.69%)		to	(17.98%)
2017	84	$2.10	to	$1.99	$170	3.06%	1.00%	to	1.35%	23.62%		to	23.19%
2016	101	$1.69	to	$1.62	$165	3.16%	1.00%	to	1.35%	2.23%		to	1.87%
2015	121	$1.66	to	$1.59	$194	4.20%	1.00%	to	1.35%	1.28%		to	0.92%
2014	159	$1.64	to	$1.57	$254	2.95%	1.00%	to	1.35%	(6.24%)		to	(6.57%)

372	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
WF VT Intl Eq, Cl 2
2018	2,684	$1.92	to	$1.30	$4,538	11.22%	1.00%	to	2.20%	(18.10%)	to	(19.10%)
2017	2,927	$2.34	to	$1.61	$6,079	2.78%	1.00%	to	2.20%	23.11%	to	21.64%
2016	3,614	$1.90	to	$1.32	$6,103	2.82%	1.00%	to	2.20%	2.27%	to	1.04%
2015	4,173	$1.86	to	$1.31	$6,948	3.84%	1.00%	to	2.20%	0.79%	to	(0.41%)
2014	5,202	$1.84	to	$1.31	$8,617	2.68%	1.00%	to	2.20%	(6.30%)	to	(7.41%)
WF VT Omega Gro, Cl 1
2018	287	$2.34	to	$2.19	$641	—	1.00%	to	1.35%	(0.49%)	to	(0.84%)
2017	474	$2.35	to	$2.21	$1,060	0.23%	1.00%	to	1.35%	33.61%	to	33.15%
2016	583	$1.76	to	$1.66	$978	—	1.00%	to	1.35%	(0.23%)	to	(0.58%)
2015	586	$1.76	to	$1.67	$987	—	1.00%	to	1.35%	0.61%	to	0.26%
2014	600	$1.75	to	$1.66	$1,008	—	1.00%	to	1.35%	3.05%	to	2.69%
WF VT Omega Gro, Cl 2
2018	4,972	$4.25	to	$2.65	$17,558	—	1.00%	to	2.20%	(0.73%)	to	(1.92%)
2017	6,011	$4.28	to	$2.70	$21,448	0.01%	1.00%	to	2.20%	33.26%	to	31.68%
2016	7,457	$3.21	to	$2.05	$20,064	—	1.00%	to	2.20%	(0.48%)	to	(1.66%)
2015	8,660	$3.23	to	$2.09	$23,572	—	1.00%	to	2.20%	0.34%	to	(0.86%)
2014	10,763	$3.22	to	$2.11	$29,285	—	1.00%	to	2.20%	2.83%	to	1.61%
WF VT Opp, Cl 1
2018	221	$2.02	to	$1.97	$436	0.42%	1.00%	to	1.35%	(7.86%)	to	(8.18%)
2017	268	$2.19	to	$2.14	$575	0.92%	1.00%	to	1.35%	19.53%	to	19.11%
2016	289	$1.83	to	$1.80	$520	2.28%	1.00%	to	1.35%	11.40%	to	11.01%
2015	288	$1.65	to	$1.62	$467	0.40%	1.00%	to	1.35%	(3.81%)	to	(4.15%)
2014	332	$1.71	to	$1.69	$562	0.30%	1.00%	to	1.35%	9.60%	to	9.22%
WF VT Opp, Cl 2
2018	2,243	$1.98	to	$1.81	$4,336	0.19%	1.00%	to	2.20%	(8.07%)	to	(9.18%)
2017	2,582	$2.16	to	$2.00	$5,451	0.67%	1.00%	to	2.20%	19.24%	to	17.82%
2016	3,382	$1.81	to	$1.70	$6,003	2.02%	1.00%	to	2.20%	11.12%	to	9.80%
2015	4,087	$1.63	to	$1.54	$6,556	0.13%	1.00%	to	2.20%	(4.05%)	to	(5.19%)
2014	4,971	$1.70	to	$1.63	$8,335	0.06%	1.00%	to	2.20%	9.33%	to	8.02%
WF VT Sm Cap Gro, Cl 2
2018	2,474	$2.39	to	$2.64	$3,548	—	1.00%	to	2.20%	0.30%	to	(0.91%)
2017	3,146	$2.38	to	$2.67	$4,478	—	1.00%	to	2.20%	24.61%	to	23.12%
2016	3,807	$1.91	to	$2.17	$4,413	—	1.00%	to	2.20%	6.68%	to	5.41%
2015	4,452	$1.79	to	$2.06	$4,918	—	1.00%	to	2.20%	(3.85%)	to	(5.00%)
2014	5,418	$1.86	to	$2.16	$6,311	—	1.00%	to	2.20%	(2.85%)	to	(4.02%)

(1)	The accumulation unit values and total returns are based on the variable annuity contracts with the lowest and highest expense ratios.
(2)

These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests. These ratios are annualized for periods less than one year.

(3)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(4)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of minimum to maximum values, based on the subaccounts representing the minimum and maximum expense ratio amounts, some individual subaccount total returns are not within the ranges presented due to the introduction of new subaccounts during the year and other market factors.

(5)	New subaccount operations commenced on March 27, 2015.
(6)	New subaccount operations commenced on April 29, 2016.
(7)	New subaccount operations commenced on November 14, 2016.
(8)	New subaccount operations commenced on November 18, 2016.
(9)	New subaccount operations commenced on May 12, 2017.
(10)	New subaccount operations commenced on September 18, 2017.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	373

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF

RIVERSOURCE LIFE INSURANCE COMPANY:

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of RiverSource Life Insurance Company and its subsidiaries (the “Company”) as of December 31, 2018 and 2017, and the related consolidated statements of income, comprehensive income, shareholder’s equity and cash flows for each of the three years in the period ended December 31, 2018, including the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2018 and 2017, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Minneapolis, Minnesota

February 26, 2019

We have served as the Company’s auditor since 2010.

RiverSource Life Insurance Company

CONSOLIDATED BALANCE SHEETS

(in millions, except share amounts)

December 31,	2018	2017
Assets
Investments:
Available-for-Sale: Fixed maturities, at fair value (amortized cost: 2018, $21,099; 2017, $20,764)	$21,528	$22,155
Mortgage loans, at amortized cost (less allowance for loan losses: 2018 and 2017, $16)	2,547	2,619
Policy loans	861	845
Other investments	838	900
Total investments	25,774	26,519
Cash and cash equivalents	1,085	1,062
Reinsurance recoverables	3,113	2,876
Other receivables	209	207
Accrued investment income	203	219
Deferred acquisition costs	2,742	2,639
Other assets	3,554	4,358
Separate account assets	73,393	82,560
Total assets	$110,073	$120,440

Liabilities and Shareholder’s Equity
Liabilities:
Policyholder account balances, future policy benefits and claims	$29,407	$29,178
Short-term borrowings	201	200
Other liabilities	3,500	4,674
Separate account liabilities	73,393	82,560
Total liabilities	106,501	116,612
Shareholder’s equity:
Common stock, $30 par value; 100,000 shares authorized, issued and outstanding	3	3
Additional paid-in capital	2,466	2,466
Retained earnings	1,058	903
Accumulated other comprehensive income, net of tax	45	456
Total shareholder’s equity	3,572	3,828
Total liabilities and shareholder’s equity	$110,073	$120,440

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF INCOME

(in millions)

Years Ended December 31,	2018	2017(1)	2016(1)
Revenues
Premiums	$396	$410	$417
Net investment income	1,023	1,011	1,128
Policy and contract charges	2,081	1,943	2,000
Other revenues	411	400	390
Net realized investment gains (losses)	10	40	26
Total revenues	3,921	3,804	3,961

Benefits and expenses
Benefits, claims, losses and settlement expenses	1,373	1,239	1,611
Interest credited to fixed accounts	674	656	623
Amortization of deferred acquisition costs	255	207	334
Other insurance and operating expenses	679	701	683
Total benefits and expenses	2,981	2,803	3,251
Pretax income (loss)	940	1,001	710
Income tax provision (benefit)	35	260	24
Net income	$905	$741	$686

Supplemental Disclosures:
Total other-than-temporary impairment losses on securities	$—	$—	$—
Portion of loss recognized in other comprehensive income (before taxes)	—	—	—
Net impairment losses recognized in net realized investment gains (losses)	$—	$—	$—

(1)	Certain prior period amounts have been restated. See Note 1 for more information.

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

(in millions)

Years Ended December 31,	2018	2017	2016

Net income	$905	$741	$686
Other comprehensive income (loss), net of tax:
Net unrealized gains (losses) on securities	(412)	(3)	58
Net unrealized gains (losses) on derivatives	1	3	4
Other	—	(1)	—
Total other comprehensive income (loss), net of tax	(411)	(1)	62
Total comprehensive income	$494	$740	$748

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF SHAREHOLDER’S EQUITY

(in millions)

	Common Shares	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Total
Balances at January 1, 2016	$3	$2,465	$1,176	$395	$4,039
Comprehensive income:
Net income	—	—	686	—	686
Other comprehensive income (loss), net of tax	—	—	—	62	62

Total comprehensive income					748
Tax adjustment on share-based incentive compensation plan	—	1	—	—	1
Cash dividends to Ameriprise Financial, Inc.	—	—	(1,000)	—	(1,000)

Balances at December 31, 2016	3	2,466	862	457	3,788
Comprehensive income:
Net income	—	—	741	—	741
Other comprehensive income (loss), net of tax	—	—	—	(1)	(1)

Total comprehensive income					740
Cash dividends to Ameriprise Financial, Inc.	—	—	(700)	—	(700)

Balances at December 31, 2017	3	2,466	903	456	3,828
Comprehensive income:
Net income	—	—	905	—	905
Other comprehensive income (loss), net of tax	—	—	—	(411)	(411)

Total comprehensive income					494
Cash dividends to Ameriprise Financial, Inc.	—	—	(750)	—	(750)
Balances at December 31, 2018	$3	$2,466	$1,058	$45	$3,572

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF CASH FLOWS

(in millions)

Years Ended December 31,	2018	2017	2016
Cash Flows from Operating Activities
Net income	$905	$741	$686
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation, amortization and accretion, net	37	48	40
Deferred income tax (benefit) expense	(3)	101	5
Contractholder and policyholder charges, non-cash	(368)	(359)	(348)
Loss from equity method investments	64	108	53
Net realized investment (gains) losses	(10)	(40)	(30)
Other-than-temporary impairments and provision for loan losses recognized in net realized investment gains (losses)	—	—	4
Changes in operating assets and liabilities:
Deferred acquisition costs	1	(35)	55
Policyholder account balances, future policy benefits and claims, net	906	(121)	338
Derivatives, net of collateral	(170)	504	93
Reinsurance recoverables	(212)	(266)	(212)
Other receivables	14	42	(12)
Accrued investment income	16	18	7
Other, net	(1)	(33)	188
Net cash provided by (used in) operating activities	1,179	708	867

Cash Flows from Investing Activities
Available-for-Sale securities:
Proceeds from sales	56	234	297
Maturities, sinking fund payments and calls	2,635	2,491	2,318
Purchases	(3,049)	(2,034)	(3,174)
Proceeds from sales, maturities and repayments of mortgage loans	280	690	783
Funding of mortgage loans	(208)	(439)	(433)
Proceeds from sales and collections of other investments	137	156	156
Purchase of other investments	(217)	(201)	(164)
Purchase of equipment and software	(8)	(9)	(9)
Change in policy loans, net	(16)	(15)	(7)
Advance on line of credit to Ameriprise Financial, Inc.	(273)	(15)	—
Repayment from Ameriprise Financial, Inc. on line of credit	273	15	—
Cash paid for written options with deferred premiums	(131)	(82)	(8)
Cash received from written options with deferred premiums	130	75	76
Other, net	(15)	3	15
Net cash provided by (used in) investing activities	(406)	869	(150)

Cash Flows from Financing Activities
Policyholder account balances:
Deposits and other additions	1,933	2,059	2,086
Net transfers from (to) separate accounts	(75)	(157)	127
Surrenders and other benefits	(1,904)	(1,893)	(1,932)
Change in short-term borrowings, net	—	—	(1)
Proceeds from line of credit with Ameriprise Financial, Inc.	10	20	22
Repayments to Ameriprise Financial, Inc. on line of credit	(10)	(20)	(22)
Cash received for purchased options with deferred premiums	254	116	276
Cash paid for purchased options with deferred premiums	(208)	(263)	(320)
Cash dividends to Ameriprise Financial, Inc.	(750)	(700)	(1,000)
Net cash provided by (used in) financing activities	(750)	(838)	(764)
Net increase (decrease) in cash and cash equivalents	23	739	(47)
Cash and cash equivalents at beginning of period	1,062	323	370
Cash and cash equivalents at end of period	$1,085	$1,062	$323

Supplemental Disclosures:
Income taxes paid (received), net	$158	$250	$(120)
Interest paid on borrowings	4	2	1
Non-cash investing activity:
Partnership commitments not yet remitted	1	9	108

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  NATURE OF BUSINESS AND BASIS OF PRESENTATION

RiverSource Life Insurance Company is a stock life insurance company with one wholly owned stock life insurance company subsidiary, RiverSource Life Insurance Co. of New York (“RiverSource Life of NY”). RiverSource Life Insurance Company is a wholly owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”).

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RiverSource Life Insurance Company is domiciled in Minnesota and holds Certificates of Authority in American Samoa, the District of Columbia and all states except New York. RiverSource Life Insurance Company issues insurance and annuity products.

•	RiverSource Life of NY is domiciled and holds a Certificate of Authority in New York. RiverSource Life of NY issues insurance and annuity products.

RiverSource Life Insurance Company also wholly owns RiverSource Tax Advantaged Investments, Inc. (“RTA”). RTA is a stock company domiciled in Delaware and is a limited partner in affordable housing partnership investments.

The accompanying Consolidated Financial Statements include the accounts of RiverSource Life Insurance Company and companies in which it directly or indirectly has a controlling financial interest (collectively, the “Company”). All intercompany transactions and balances have been eliminated in consolidation.

On January 1, 2018, the Company retrospectively adopted the new accounting standard for revenue recognition. See Note 3 and Note 4 for further information on the new accounting standard and the Company’s revenue from contracts with customers. The impact to the Consolidated Statements of Income for both the years ended December 31, 2017 and 2016 was an increase of $16 million to policy and contract charges and a decrease of $16 million to other revenues.

In 2017, the Company recorded the following out-of-period corrections:

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a $12 million out-of-period correction related to a variable annuity model assumption that decreased amortization of deferred acquisition costs (“DAC”) by $8 million and decreased benefits, claims, losses and settlement expenses by $4 million.

•	a $20 million decrease to income tax provision for a reversal of a tax reserve.

In 2016, the Company recorded an out-of-period correction for a $29 million increase to benefits, claims, losses and settlement expenses related to the claim utilization factor on long term care (“LTC”) reserves.

The impact of these out-of-period corrections was not material to current or prior period financial statements.

The accompanying Consolidated Financial Statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities as described in Note 16. Certain reclassifications of prior period amounts have been made to conform to the current presentation.

The Company evaluated events or transactions that may have occurred after the balance sheet date for potential recognition or disclosure through the date the financial statements were issued. No subsequent events or transactions were identified.

The Company’s principal products are variable deferred annuities, universal life (“UL”) insurance, including indexed universal life (“IUL”) and variable universal life (“VUL”) insurance, which are issued primarily to individuals. Waiver of premium and accidental death benefit riders are generally available with UL products, in addition to other benefit riders. Variable annuity contract purchasers can choose to add optional benefit riders to their contracts, such as guaranteed minimum death benefit (“GMDB”), guaranteed minimum withdrawal benefit (“GMWB”) and guaranteed minimum accumulation benefit (“GMAB”) riders.

The Company also offers immediate annuities, fixed deferred annuities, and traditional life and disability income (“DI”) insurance. The Company issues only non-participating life insurance policies which do not pay dividends to policyholders and contractholders.

Nearly all of the Company’s business is sold through the retail channel of Ameriprise Financial Services, Inc. (“AFSI”), a subsidiary of Ameriprise Financial. RiverSource Distributors, Inc., a subsidiary of Ameriprise Financial, serves as the principal underwriter and distributor of variable annuity and life insurance products issued by the Company.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation

A variable interest entity (“VIE”) is an entity that either has equity investors that lack certain essential characteristics of a controlling financial interest (including substantive voting rights, the obligation to absorb the entity’s losses, or the rights to receive the entity’s returns) or has equity investors that do not provide sufficient financial resources for the entity to support its activities.

RiverSource Life Insurance Company

Voting interest entities (“VOEs”) are those entities that do not qualify as a VIE. The Company consolidates VOEs in which it holds a greater than 50% voting interest. The Company generally accounts for entities using the equity method when it holds a greater than 20% but less than 50% voting interest or when the Company exercises significant influence over the entity. All other investments that are not reported at fair value as trading or Available-for-Sale securities are accounted for under the cost method when the Company owns less than a 20% voting interest and does not exercise significant influence.

A VIE is consolidated by the reporting entity that determines it has both:

•	the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance; and

•	the obligation to absorb potentially significant losses or the right to receive potentially significant benefits to the VIE.

All VIEs are assessed for consolidation under this framework. When evaluating entities for consolidation, the Company considers its contractual rights in determining whether it has the power to direct the activities of the VIE that most significantly impact the VIEs economic performance. In determining whether the Company has this power, it considers whether it is acting in a role that enables it to direct the activities that most significantly impact the economic performance of an entity or if it is acting in an agent role.

In determining whether the Company has the obligation to absorb losses of the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE, the Company considers an analysis of its rights to receive benefits such as investment returns and its obligation to absorb losses associated with any investment in the VIE in conjunction with other qualitative factors. Management and incentive fees that are at market and commensurate with the level of services provided, and where the Company does not hold other interests in the VIE that would absorb more than an insignificant amount of the VIE’s expected losses or receive more than an insignificant amount of the VIE’s expected residual returns, are not considered a variable interest and are excluded from the analysis.

The consolidation guidance has a scope exception for reporting entities with interests in registered money market funds which do not have an explicit support agreement.

Amounts Based on Estimates and Assumptions

Accounting estimates are an integral part of the Consolidated Financial Statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and recognition of other-than-temporary impairments, DAC and the corresponding recognition of DAC amortization, valuation of derivative instruments and hedging activities, litigation reserves, future policy benefits and claims reserves and income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

Investments

Available-for-Sale Securities

Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (“AOCI”), net of impacts to DAC, deferred sales inducement costs (“DSIC”), unearned revenue, benefit reserves, reinsurance recoverables and income taxes. Gains and losses are recognized on a trade date basis in the Consolidated Statements of Income upon disposition of the securities.

When the fair value of an investment is less than its amortized cost, the Company assesses whether or not: (i) it has the intent to sell the security (made a decision to sell) or (ii) it is more likely than not that the Company will be required to sell the security before its anticipated recovery. If either of these conditions exist, an other-than-temporary impairment is considered to have occurred and the Company recognizes an other-than-temporary impairment for the difference between the investment’s amortized cost and its fair value through earnings. For securities that do not meet the above criteria and the Company does not expect to recover a security’s amortized cost, the security is also considered other-than-temporarily impaired. For these securities, the Company separates the total impairment into the credit loss component and the amount of the loss related to other factors. The amount of the total other-than-temporary impairment related to credit loss is recognized in earnings.

The amount of the total other-than-temporary impairment related to other factors is recognized in other comprehensive income (“OCI”), net of impacts to DAC, DSIC, unearned revenue, benefit reserves, reinsurance recoverables and income taxes. For Available-for-Sale securities that have recognized an other-than-temporary impairment through earnings, the difference between the amortized cost and the cash flows expected to be collected is accreted as interest income if through subsequent evaluation there is a sustained increase in the cash flow expected. Subsequent increases and decreases in the fair value of Available-for-Sale securities are included in OCI.

The Company provides a supplemental disclosure on the face of its Consolidated Statements of Income that presents: (i) total other-than-temporary impairment losses recognized during the period and (ii) the portion of other-than-temporary impairment losses recognized in OCI. The sum of these amounts represents the credit-related portion of other-than-temporary impairments that were recognized in earnings during the period. The portion of other-than-temporary losses recognized in OCI includes: (i) the

RiverSource Life Insurance Company

portion of other-than-temporary impairment losses related to factors other than credit recognized during the period and (ii) reclassifications of other-than-temporary impairment losses previously determined to be related to factors other than credit that are determined to be credit-related in the current period. The amount presented on the Consolidated Statements of Income as the portion of other-than-temporary losses recognized in OCI excludes subsequent increases and decreases in the fair value of these securities.

For all securities that are considered temporarily impaired, the Company does not intend to sell these securities (has not made a decision to sell) and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis. The Company believes that it will collect all principal and interest due on all investments that have amortized cost in excess of fair value that are considered only temporarily impaired.

Factors the Company considers in determining whether declines in the fair value of fixed maturity securities are other-than-temporary include: (i) the extent to which the market value is below amortized cost; (ii) the duration of time in which there has been a significant decline in value; (iii) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer; and (iv) market events that could impact credit ratings, economic and business climate, litigation and government actions, and similar external business factors. In order to determine the amount of the credit loss component for corporate debt securities considered other-than-temporarily impaired, a best estimate of the present value of cash flows expected to be collected discounted at the security’s effective interest rate is compared to the amortized cost basis of the security. The significant inputs to cash flow projections consider potential debt restructuring terms, projected cash flows available to pay creditors and the Company’s position in the debtor’s overall capital structure.

For structured investments (e.g., residential mortgage backed securities, commercial mortgage backed securities and asset backed securities), the Company also considers factors such as overall deal structure and its position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections in assessing potential other-than-temporary impairments of these investments. Based upon these factors, securities that have indicators of potential other-than-temporary impairment are subject to detailed review by management. Securities for which declines are considered temporary continue to be monitored by management until management determines there is no current risk of an other-than-temporary impairment.

Other Investments

Other investments primarily reflect the Company’s interests in affordable housing partnerships and syndicated loans. As of January 1, 2018, marketable equity securities were reclassified from Available-for-Sale securities to other investments due to the adoption of a new accounting standard on the recognition and measurement of financial instruments. Subsequent to the adoption, marketable equity securities are recorded at fair value with changes in fair value reflected in net investment income. Prior to the adoption, changes in fair value were reflected in AOCI. Affordable housing partnerships are accounted for under the equity method.

Financing Receivables

Mortgage Loans and Syndicated Loans

Mortgage loans, net reflect the Company’s interest in commercial mortgage loans less the related allowance for loan losses. Syndicated loans represent the Company’s investment in below investment grade loan syndications. Mortgage loans and syndicated loans are stated at amortized cost, net of allowances for loan losses. Interest income is accrued on the unpaid principal balances of the loans as earned.

Policy Loans

Policy loans include life insurance policy and annuity loans and are reported at the unpaid principal balance, plus accrued interest.

When originated, policy loan balances do not exceed the cash surrender value of the underlying products. As there is minimal risk of loss related to these loans, the Company does not record an allowance for loan losses for policy loans.

Nonaccrual Loans

Generally, loans are evaluated for or placed on nonaccrual status when either the collection of interest or principal has become 90 days past due or is otherwise considered doubtful of collection. When a loan is placed on nonaccrual status, unpaid accrued interest is reversed. Interest payments received on loans on nonaccrual status are generally applied to principal unless the remaining principal balance has been determined to be fully collectible.

Commercial mortgage loans are evaluated for impairment when the loan is considered for nonaccrual status, restructured or foreclosure proceedings are initiated on the property. If it is determined that the fair value is less than the current loan balance, it is written down to fair value less estimated selling costs. Foreclosed property is recorded as real estate owned in other investments.

Allowance for Loan Losses

Management determines the adequacy of the allowance for loan losses based on the overall loan portfolio composition, recent and historical loss experience, and other pertinent factors, including when applicable, internal risk ratings, loan-to-value (“LTV”)

RiverSource Life Insurance Company

ratios, FICO scores of the borrower, debt service coverage and occupancy rates, along with economic and market conditions. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant change.

The Company determines the amount of the allowance based on management’s assessment of relative risk characteristics of the loan portfolio. The allowance is recorded for homogeneous loan categories on a pool basis, based on an analysis of product mix and risk characteristics of the portfolio, including geographic concentration, bankruptcy experiences, and historical losses, adjusted for current trends and market conditions.

While the Company attributes portions of the allowance to specific loan pools as part of the allowance estimation process, the entire allowance is available to absorb losses inherent in the total loan portfolio. The allowance is increased through provisions charged to net realized investment gains (losses) and reduced/increased by net charge-offs/recoveries.

Impaired Loans

The Company considers a loan to be impaired when, based on current information and events, it is probable the Company will not be able to collect all amounts due (both interest and principal) according to the contractual terms of the loan agreement. Impaired loans may also include loans that have been modified in troubled debt restructurings as a concession to borrowers experiencing financial difficulties. Management evaluates for impairment all restructured loans and loans with higher impairment risk factors. Factors used by the Company to determine whether all amounts due on commercial mortgage loans will be collected, include but are not limited to, the financial condition of the borrower, performance of the underlying properties, collateral and/or guarantees on the loan, and the borrower’s estimated future ability to pay based on property type and geographic location. The impairment recognized is measured as the excess of the loan’s recorded investment over: (i) the present value of its expected principal and interest payments discounted at the loan’s effective interest rate, (ii) the fair value of collateral or (iii) the loan’s observable market price.

Restructured Loans

A loan is classified as a restructured loan when the Company makes certain concessionary modifications to contractual terms for borrowers experiencing financial difficulties. When the interest rate, minimum payments, and/or due dates have been modified in an attempt to make the loan more affordable to a borrower experiencing financial difficulties, the modification is considered a troubled debt restructuring. Generally, performance prior to the restructuring or significant events that coincide with the restructuring are considered in assessing whether the borrower can meet the new terms which may result in the loan being returned to accrual status at the time of the restructuring or after a performance period. If the borrower’s ability to meet the revised payment schedule is not reasonably assured, the loan remains on nonaccrual status.

Cash and Cash Equivalents

Cash equivalents include highly liquid investments with original or remaining maturities at the time of purchase of 90 days or less.

Reinsurance

The Company cedes insurance risk to other insurers under reinsurance agreements. The Company evaluates the financial condition of its reinsurers prior to entering into new reinsurance contracts and on a periodic basis during the contract term.

Reinsurance premiums paid and benefits received are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Reinsurance premiums for traditional life, LTC and DI, net of the change in any prepaid reinsurance asset, are reported as a reduction of premiums. UL and VUL reinsurance premiums are reported as a reduction of policy and contract charges. In addition, for UL and VUL insurance policies, the net cost of reinsurance ceded, which represents the discounted amount of the expected cash flows between the reinsurer and the Company, is classified as an asset or contra asset and amortized over the estimated life of the policies in proportion to the estimated gross profits (“EGPs”) and is subject to retrospective adjustment in a manner similar to retrospective adjustment of DAC. The assumptions used to project the expected cash flows are consistent with those used for DAC valuation for the same contracts. Changes in the net cost of reinsurance are reflected as a component of policy and contract charges. Reinsurance recoveries are reported as components of benefits, claims, losses and settlement expenses.

Insurance liabilities are reported before the effects of reinsurance. Policyholder account balances, future policy benefits and claims recoverable under reinsurance contracts are recorded as reinsurance recoverables.

The Company also assumes life insurance and fixed annuity risk from other insurers in limited circumstances. Reinsurance premiums received and benefits paid are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Liabilities for assumed business are recorded within policyholder account balances, future policy benefits and claims.

See Note 9 for additional information on reinsurance.

RiverSource Life Insurance Company

Land, Buildings, Equipment and Software

Land, buildings, equipment and internally developed or purchased software are carried at cost less accumulated depreciation or amortization and are reflected within other assets. The Company uses the straight-line method of depreciation and amortization over periods ranging from three to 39 years.

As of December 31, 2018 and 2017, land, buildings, equipment and software were $135 million and $142 million, respectively, net of accumulated depreciation of $174 million and $159 million, respectively. Depreciation and amortization expense for the years ended December 31, 2018, 2017 and 2016 was $15 million, $15 million and $14 million, respectively.

Derivative Instruments and Hedging Activities

Freestanding derivative instruments are recorded at fair value and are reflected in other assets or other liabilities. The Company’s policy is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. The accounting for changes in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any. The Company primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment. The Company occasionally designates derivatives as (i) hedges of changes in the fair value of assets, liabilities, or firm commitments (“fair value hedges”) or (ii) hedges of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability (“cash flow hedges”).

Derivative instruments that are entered into for hedging purposes are designated as such at the time the Company enters into the contract. For all derivative instruments that are designated for hedging activities, the Company documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also documents its risk management objectives and strategies for entering into the hedge transactions. The Company assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of hedged items. If it is determined that a derivative is no longer highly effective as a hedge, the Company will discontinue the application of hedge accounting.

For derivative instruments that do not qualify for hedge accounting or are not designated as accounting hedges, changes in fair value are recognized in current period earnings. Changes in fair value of derivatives are presented in the Consolidated Statements of Income based on the nature and use of the instrument. Changes in fair value of derivatives used as economic hedges are presented in the Consolidated Statements of Income with the corresponding change in the hedged asset or liability.

For derivative instruments that qualify as fair value hedges, changes in the fair value of the derivatives, as well as changes in the fair value of the hedged assets, liabilities or firm commitments, are recognized on a net basis in current period earnings. The carrying value of the hedged item is adjusted for the change in fair value from the designated hedged risk. If a fair value hedge designation is removed or the hedge is terminated prior to maturity, previous adjustments to the carrying value of the hedged item are recognized into earnings over the remaining life of the hedged item.

For derivative instruments that qualify as cash flow hedges, the effective portion of the gain or loss on the derivative instruments is reported in AOCI and reclassified into earnings when the hedged item or transaction impacts earnings. The amount that is reclassified into earnings is presented in the Consolidated Statements of Income with the hedged instrument or transaction impact. Any ineffective portion of the gain or loss is reported in current period earnings as a component of net investment income. If a hedge designation is removed or a hedge is terminated prior to maturity, the amount previously recorded in AOCI is reclassified to earnings over the period that the hedged item impacts earnings. For hedge relationships that are discontinued because the forecasted transaction is not expected to occur according to the original strategy, any related amounts previously recorded in AOCI are recognized in earnings immediately.

The equity component of indexed annuities and IUL obligations are considered embedded derivatives. Additionally, certain annuities contain GMAB and GMWB provisions. The GMAB and the non-life contingent benefits associated with GMWB provisions are also considered embedded derivatives.

See Note 14 for information regarding the Company’s fair value measurement of derivative instruments and Note 18 for the impact of derivatives on the Consolidated Statements of Income.

Deferred Acquisition Costs

The Company incurs costs in connection with acquiring new and renewal insurance and annuity businesses. The portion of these costs which are incremental and direct to the acquisition of a new or renewal insurance policy or annuity contract are deferred. Significant costs capitalized include sales based compensation related to the acquisition of new and renewal insurance policies and annuity contracts, medical inspection costs for successful sales, and a portion of employee compensation and benefit costs based upon the amount of time spent on successful sales. Sales based compensation paid to AFSI advisors and employees and third-party distributors is capitalized. Employee compensation and benefits costs which are capitalized relate primarily to sales efforts, underwriting and processing. All other costs which are not incremental direct costs of acquiring an insurance policy or annuity contract are expensed as incurred. The DAC associated with insurance policies or annuity contracts that are significantly

RiverSource Life Insurance Company

modified or internally replaced with another contract are accounted for as contract terminations. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

The Company monitors other DAC amortization assumptions, such as persistency, mortality, morbidity, interest margin, variable annuity benefit utilization and maintenance expense levels each quarter and, when assessed independently, each could impact the Company’s DAC balances.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions described previously. Unless the Company’s management identifies a significant deviation over the course of the quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

Non-Traditional Long-Duration Products

For non-traditional long-duration products (including variable and fixed deferred annuity contracts, UL and VUL insurance products), DAC are amortized based on projections of EGPs over amortization periods equal to the approximate life of the business.

EGPs vary based on persistency rates (assumptions at which contractholders and policyholders are expected to surrender, make withdrawals from and make deposits to their contracts), mortality levels, client asset value growth rates (based on equity and bond market performance), variable annuity benefit utilization and interest margins (the spread between earned rates on invested assets and rates credited to contractholder and policyholder accounts) and are management’s best estimates. Management regularly monitors financial market conditions and actual contractholder and policyholder behavior experience and compares them to its assumptions. These assumptions are updated whenever it appears that earlier estimates should be revised. When assumptions are changed, the percentage of EGPs used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in the DAC balance and an increase in DAC amortization expense, while a decrease in amortization percentage will result in an increase in the DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made. At each balance sheet date, the DAC balance is adjusted for the effect that would result from the realization of unrealized gains (losses) on securities impacting EGPs, with the related change recognized through AOCI.

The client asset value growth rates are the rates at which variable annuity and VUL insurance contract values invested in separate accounts are assumed to appreciate in the future. The rates used vary by equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a regular basis. The Company typically uses a five-year mean reversion process as a guideline in setting near-term equity fund growth rates based on a long-term view of financial market performance as well as recent actual performance. The suggested near-term equity fund growth rate is reviewed quarterly to ensure consistency with management’s assessment of anticipated equity market performance. DAC amortization expense recorded in a period when client asset value growth rates exceed management’s near-term estimate will typically be less than in a period when growth rates fall short of management’s near-term estimate.

Traditional Long-Duration Products

For traditional long-duration products (including traditional life and DI insurance products), DAC are generally amortized as a percentage of premiums over amortization periods equal to the premium paying period. The assumptions made in calculating the DAC balance and DAC amortization expense are consistent with those used in determining the liabilities.

For traditional life and DI insurance products, the assumptions provide for adverse deviations in experience and are revised only if management concludes experience will be so adverse that DAC are not recoverable. If management concludes that DAC are not recoverable, DAC are reduced to the amount that is recoverable based on best estimate assumptions and there is a corresponding expense recorded in the Consolidated Statements of Income.

Deferred Sales Inducement Costs

Sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC. DSIC is recorded in other assets and amortization of DSIC is recorded in benefits, claims, losses and settlement expenses.

Separate Account Assets and Liabilities

Separate account assets and liabilities are primarily funds held for the benefit of variable annuity contractholders and variable life insurance policyholders, who have a contractual right to receive the benefits of their contract or policy and bear the related investment risk. Gains and losses on separate account assets accrue directly to the contractholder or policyholder and are not reported in the Company’s Consolidated Statements of Income. Separate account assets are recorded at fair value. Changes in the fair value of separate account assets are offset by changes in the related separate account liabilities.

RiverSource Life Insurance Company

Policyholder Account Balances, Future Policy Benefits and Claims

The Company establishes reserves to cover the risks associated with non-traditional and traditional long-duration products. Reserves for non-traditional long-duration products include the liabilities related to guaranteed benefit provisions added to variable annuity contracts, variable and fixed annuity contracts and UL and VUL policies and the embedded derivatives related to variable annuity contracts, indexed annuities and IUL insurance. Reserves for traditional long-duration products are established to provide adequately for future benefits and expenses for term life, whole life, DI and LTC insurance products.

Changes in future policy benefits and claims are reflected in earnings in the period adjustments are made. Where applicable, benefit amounts expected to be recoverable from reinsurance companies who share in the risk are separately recorded as reinsurance recoverables.

Non-Traditional Long-Duration Products

The liabilities for non-traditional long-duration products include fixed account values on variable and fixed annuities and UL and VUL policies, liabilities for guaranteed benefits associated with variable annuities and embedded derivatives for variable annuities, indexed annuities and IUL products.

Liabilities for fixed account values on variable and fixed deferred annuities and UL and VUL policies are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges.

A portion of the Company’s UL and VUL policies have product features that result in profits followed by losses from the insurance component of the contract. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges. The liability for these future losses is determined by estimating the death benefits in excess of account value and recognizing the excess over the estimated life based on expected assessments (e.g. cost of insurance charges, contractual administrative charges, similar fees and investment margin). See Note 11 for information regarding the liability for contracts with secondary guarantees.

Liabilities for indexed annuity products and indexed accounts of IUL products are equal to the accumulation of host contract values covering guaranteed benefits and the fair value of embedded equity options.

The GMDB and gain gross-up (“GGU”) liability is determined by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

If elected by the contract owner and after a stipulated waiting period from contract issuance, a guaranteed minimum income benefit (“GMIB”) guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. The GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated life based on expected assessments.

The liability for the life contingent benefits associated with GMWB provisions is determined by estimating the expected value of benefits that are contingent upon survival after the account value is equal to zero and recognizing the benefits over the estimated life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

In determining the liabilities for GMDB, GGU, GMIB and the life contingent benefits associated with GMWB, the Company projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency, benefit utilization and investment margins and are consistent with those used for DAC valuation for the same contracts. As with DAC, unless the Company’s management identifies a significant deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

See Note 11 for information regarding variable annuity guarantees.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates.

Embedded Derivatives

The fair value of embedded derivatives related to GMAB and the non-life contingent benefits associated with GMWB provisions, indexed annuities and IUL fluctuate based on equity, interest rate and credit markets and the estimate of the Company’s nonperformance risk, which can cause these embedded derivatives to be either an asset or a liability. See Note 14 for information regarding the fair value measurement of embedded derivatives.

RiverSource Life Insurance Company

Traditional Long-Duration Products

The liabilities for traditional long-duration products include liabilities for unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC policies as claims are incurred in the future.

Liabilities for unpaid amounts on reported life insurance claims are equal to the death benefits payable under the policies.

Liabilities for unpaid amounts on reported DI and LTC claims include any periodic or other benefit amounts due and accrued, along with estimates of the present value of obligations for continuing benefit payments. These unpaid amounts are calculated using anticipated claim continuance rates based on established industry tables, adjusted as appropriate for the Company’s experience. The discount rates used to calculate present values are based on average interest rates earned on assets supporting the liability for unpaid amounts.

Liabilities for estimated benefits payable on claims that have been incurred but not yet reported are based on periodic analysis of the actual time lag between when a claim occurs and when it is reported.

Liabilities for estimates of benefits that will become payable on future claims on term life, whole life and DI insurance policies are based on the net level premium and LTC policies are based on a gross premium valuation reflecting management’s current best estimate assumptions. Both include anticipated premium payments, mortality and morbidity rates, policy persistency and interest rates earned on assets supporting the liability. Anticipated mortality and morbidity rates are based on established industry mortality and morbidity tables, with modifications based on the Company’s experience. Anticipated premium payments and persistency rates vary by policy form, issue age, policy duration and certain other pricing factors.

For term life, whole life, DI and LTC policies, the Company utilizes best estimate assumptions as of the date the policy is issued with provisions for the risk of adverse deviation, as appropriate. After the liabilities are initially established, management performs premium deficiency tests using best estimate assumptions without provisions for adverse deviation annually in the third quarter of each year unless management identifies a material deviation over the course of quarterly monitoring. If the liabilities determined based on these best estimate assumptions are greater than the net reserves (i.e., GAAP reserves net of any DAC balance), the existing net reserves are adjusted by first reducing the DAC balance by the amount of the deficiency or to zero through a charge to current period earnings. If the deficiency is more than the DAC balance, then the net reserves are increased by the excess through a charge to current period earnings. If a premium deficiency is recognized, the assumptions as of the date of the loss recognition are locked in and used in subsequent periods. The assumptions for LTC insurance products are management’s best estimate as of the date of loss recognition and thus no longer provide for adverse deviations in experience.

See Note 10 for information regarding the liabilities for traditional long-duration products.

Unearned Revenue Liability

The Company’s UL and VUL policies require payment of fees or other policyholder assessments in advance for services to be provided in future periods. These charges are deferred as unearned revenue and amortized using EGPs, similar to DAC. The unearned revenue liability is recorded in other liabilities and the amortization is recorded in policy and contract charges.

Income Taxes

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The Company’s taxable income is included in the consolidated federal income tax return of Ameriprise Financial. The Company provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that it will reimburse its subsidiaries for any tax benefits recorded.

The Company’s provision for income taxes represents the net amount of income taxes that the Company expects to pay or to receive from various taxing jurisdictions in connection with its operations. The Company provides for income taxes based on amounts that the Company believes it will ultimately owe taking into account the recognition and measurement for uncertain tax positions. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

In connection with the provision for income taxes, the Consolidated Financial Statements reflect certain amounts related to deferred tax assets and liabilities, which result from temporary differences between the assets and liabilities measured for financial statement purposes versus the assets and liabilities measured for tax return purposes.

The Company is required to establish a valuation allowance for any portion of its deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business. Consideration is given to, among other things in making this determination: (i) future taxable income exclusive of reversing temporary differences and carryforwards; (ii) future reversals of existing taxable temporary differences; (iii) taxable

RiverSource Life Insurance Company

income in prior carryback years; and (iv) tax planning strategies. Management may need to identify and implement appropriate planning strategies to ensure its ability to realize deferred tax assets and reduce the likelihood of the establishment of a valuation allowance with respect to such assets. See Note 20 for additional information on the Company’s valuation allowance.

Changes in tax rates and tax law are accounted for in the period of enactment. Deferred tax assets and liabilities are adjusted for the effect of a change in tax laws or rates and the effect is included in net income. See Note 20 for further discussion on the enactment of the legislation commonly referred to as the Tax Cuts and Jobs Act (“Tax Act”) and the impact to the Company’s provision for income taxes for the year ended December 31, 2017.

Revenue Recognition

Premiums on traditional life, DI and LTC insurance products and immediate annuities with a life contingent feature are net of reinsurance ceded and are recognized as revenue when due.

Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term. When actual prepayments differ significantly from originally anticipated prepayments, the retrospective effective yield is recalculated to reflect actual payments to date and updated future payment assumptions and a catch-up adjustment is recorded in the current period. In addition, the new effective yield, which reflects anticipated future payments, is used prospectively.

Mortality and expense risk fees are based on a percentage of the fair value of assets held in the Company’s separate accounts and recognized when assessed. Variable annuity guaranteed benefit rider charges, cost of insurance charges on UL and VUL insurance and contract charges (net of reinsurance premiums and cost of reinsurance for UL insurance products) and surrender charges on annuities and UL and VUL insurance are recognized as revenue when assessed.

Realized gains and losses on the sale of securities, other than equity method investments, are recognized using the specific identification method, on a trade date basis.

Fees received under marketing support and distribution services arrangements are recognized as revenue when earned.

See Note 4 for further discussion of accounting policies on revenue from contracts with customers.

3.  RECENT ACCOUNTING PRONOUNCEMENTS

Adoption of New Accounting Standards

Revenue from Contracts with Customers

In May 2014, the Financial Accounting Standards Board (“FASB”) updated the accounting standards for revenue from contracts with customers. The update provides a five step revenue recognition model for all revenue arising from contracts with customers and affects all entities that enter into contracts to provide goods or services to their customers (unless the contracts are in the scope of other standards). The standard also updates the accounting for certain costs associated with obtaining and fulfilling a customer contract and requires disclosure of quantitative and qualitative information that enables users of financial statements to understand the nature, amount, timing, and uncertainty of revenues and cash flows arising from contracts with customers. The standard was effective for interim and annual periods beginning after December 15, 2017. The standard was permitted to be applied retrospectively for all periods presented or retrospectively with a cumulative-effect adjustment at the date of adoption. The Company adopted the revenue recognition guidance on a retrospective basis on January 1, 2018. The update does not apply to revenue associated with the manufacturing of insurance and annuity products or financial instruments as these revenues are in the scope of other standards. Therefore, the update did not have an impact on these revenues. The Company’s implementation efforts included the identification of revenue within the guidance and the review of the customer contracts to determine the Company’s performance obligation and the associated timing of each performance obligation. The adoption of the standard resulted in the reclassification of certain revenues within total revenues. See Note 4 for new disclosures on revenue from contracts with customers.

Financial Instruments — Recognition and Measurement of Financial Assets and Financial Liabilities

In January 2016, the FASB updated the accounting standards on the recognition and measurement of financial instruments. The update requires entities to carry marketable equity securities, excluding investments in securities that qualify for the equity method of accounting, at fair value with changes in fair value reflected in net income each reporting period. The update affects other aspects of accounting for equity instruments, as well as the accounting for financial liabilities utilizing the fair value option. The update eliminates the requirement to disclose the methods and assumptions used to estimate the fair value of financial assets or liabilities held at cost on the balance sheet and requires entities to use the exit price notion when measuring the fair value of these financial instruments. The standard was effective for interim and annual periods beginning after December 15, 2017. The Company adopted the standard on January 1, 2018 using a modified retrospective approach. The adoption of the standard did not have a material impact on the Company’s consolidated financial condition or results of operations.

RiverSource Life Insurance Company

Fair Value Measurement — Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement

In August 2018, the FASB updated the accounting standards related to disclosures for fair value measurements. The update eliminates the following disclosures: 1) the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, 2) the policy of timing of transfers between levels of the fair value hierarchy, and 3) the valuation processes for Level 3 fair value measurements. The new disclosures include changes in unrealized gains and losses for the period included in OCI for recurring Level 3 fair value measurements of instruments held at the end of the reporting period and the range and weighted average used to develop significant unobservable inputs and how the weighted average was calculated. The new disclosures are required on a prospective basis; all other provisions should be applied retrospectively. The update is effective for interim and annual periods beginning after December 15, 2019. Early adoption is permitted for the entire standard or only the provisions to eliminate or modify disclosure requirements. The Company early adopted the provisions of the standard to eliminate or modify disclosure requirements in the fourth quarter of 2018. The update does not have an impact on the Company’s consolidated financial condition or results of operations.

Income Taxes — Intra-Entity Transfers of Assets Other Than Inventory

In October 2016, the FASB updated the accounting standards related to the recognition of income tax impacts on intra-entity transfers. The update requires entities to recognize the income tax consequences of intra-entity transfers, other than inventory, upon the transfer of the asset. The update requires the selling entity to recognize a current tax expense or benefit and the purchasing entity to recognize a deferred tax asset or liability when the transfer occurs. The standard was effective for interim and annual periods beginning after December 15, 2017. The Company adopted the standard on January 1, 2018. The adoption of the standard did not have an impact on the Company’s consolidated financial condition or results of operations.

Statement of Cash Flows — Classification of Certain Cash Receipts and Cash Payments

In August 2016, the FASB updated the accounting standards related to classification of certain cash receipts and cash payments on the statement of cash flows. The update includes amendments to address diversity in practice for the classification of eight specific cash flow activities. The specific amendments the Company evaluated include the classification of debt prepayment and extinguishment costs, contingent consideration payments, proceeds from insurance settlements and corporate owned life insurance settlements, distributions from equity method investees and the application of the predominance principle to separately identifiable cash flows. The standard was effective for interim and annual periods beginning after December 15, 2017. The Company early adopted the standard for the interim period ended March 31, 2017 on a retrospective basis. The adoption of the standard did not have a material impact on the Company’s operating, investing or financing cash flows.

Future Adoption of New Accounting Standards

Leases — Recognition of Lease Assets and Liabilities on Balance Sheet

In February 2016, the FASB updated the accounting standards for leases. The update was issued to increase transparency and comparability for the accounting of lease transactions. The standard will require most lease transactions for lessees to be recorded on the balance sheet as lease assets and lease liabilities and both quantitative and qualitative disclosures about leasing arrangements. The standard is effective for interim and annual periods beginning after December 15, 2018 with early adoption permitted. Entities may elect to adopt the standard using a modified retrospective approach at either the beginning of the earliest period presented or as of the date of adoption. The Company adopted the standard using a modified retrospective approach as of January 1, 2019. The Company also elected the package of practical expedients permitted under the transition guidance within the accounting standard that allows entities to carryforward their historical lease classification and to not reassess contracts for embedded leases among other things. The adoption did not have a material impact on the Company’s consolidated financial condition or results of operations.

Income Statement — Reporting Comprehensive Income — Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income

In February 2018, the FASB updated the accounting standards related to the presentation of tax effects stranded in AOCI. The update allows a reclassification from AOCI to retained earnings for tax effects stranded in AOCI resulting from the Tax Act. The update is optional and entities may elect not to reclassify the stranded tax effects. The update is effective for fiscal years beginning after December 15, 2018. Entities may elect to record the impacts either in the period of adoption or retrospectively to each period (or periods) in which the effect of the change in the U.S. federal corporate income tax rate in the Tax Act is recognized. Early adoption is permitted in any period. The Company adopted the standard on January 1, 2019 and elected not to reclassify the stranded tax effects in AOCI. The stranded effects are released from AOCI when an entire portfolio of the type of item related to the stranded effect is liquidated, sold or extinguished (i.e., portfolio approach). As such, the update did not have an impact on the Company’s consolidated financial condition and results of operations.

Derivatives and Hedging — Targeted Improvements to Accounting for Hedging Activities

In August 2017, the FASB updated the accounting standards to amend the hedge accounting recognition and presentation requirements. The objectives of the update are to better align the financial reporting of hedging relationships to the economic results of an entity’s risk management activities and simplify the application of the hedge accounting guidance. The update also

RiverSource Life Insurance Company

adds new disclosures and amends existing disclosure requirements. The standard is effective for interim and annual periods beginning after December 15, 2018, and should be applied on a modified retrospective basis. The Company adopted the standard on January 1, 2019. The adoption did not have a material impact on the Company’s consolidated financial condition or results of operations.

Receivables — Nonrefundable Fees and Other Costs — Premium Amortization on Purchased Callable Debt Securities

In March 2017, the FASB updated the accounting standards to shorten the amortization period for certain purchased callable debt securities held at a premium. Under current guidance, premiums are generally amortized over the contractual life of the security. The amendments require the premium to be amortized to the earliest call date. The update applies to securities with explicit, non-contingent call features that are callable at fixed prices and on preset dates. The standard is effective for interim and annual periods beginning after December 15, 2018, and should be applied on a modified retrospective basis through a cumulative-effect adjustment directly to retained earnings as of the beginning of the period of adoption. The Company adopted the standard on January 1, 2019. The adoption did not have a material impact on the Company’s consolidated financial condition or results of operations.

Financial Services — Insurance — Targeted Improvements to the Accounting for Long-Duration Contracts

In August 2018, the FASB updated the accounting standard related to long-duration insurance contracts. The guidance revises key elements of the measurement models and disclosure requirements for long-duration insurance contracts issued by insurers and reinsurers.

The guidance establishes a significant new category of benefit features called market risk benefits that protect the contract holder from other-than-nominal capital market risk and expose the insurer to that risk. Insurers will have to measure market risk benefits at fair value. Market risk benefits include variable annuity guaranteed benefits (i.e. guaranteed minimum death, withdrawal, withdrawal for life, accumulation and income benefits). The portion of the change in fair value attributable to a change in the instrument-specific credit risk of market risk benefits in a liability position will be recorded in OCI.

Significant changes also relate to the measurement of the liability for future policy benefits for nonparticipating traditional long-duration insurance contracts and immediate annuities with a life contingent feature include the following:

•

Insurers will be required to review and update the cash flow assumptions used to measure the liability for future policy benefits rather than using assumptions locked in at contract inception. The review of assumptions to measure the liability for all future policy benefits will be required annually at the same time each year, or more frequently if suggested by experience. The effect of updating assumptions will be measured on a retrospective catch-up basis and presented separate from the ongoing policyholder benefit expense in the statement of operations in the period the update is made. This new unlocking process will be required for the Company’s term and whole life insurance, DI and LTC insurance and immediate annuities with a life contingent feature.

•

The discount rate used to measure the liability for future policy benefits will be standardized. The current requirement to use a discount rate reflecting expected investment yields will change to an upper-medium grade (low credit risk) fixed income corporate instrument yield (generally interpreted as an “A” rating) reflecting the duration characteristics of the liability. Entities will be required to update the discount rate at each reporting date with the effect of discount rate changes reflected in OCI.

•

The current premium deficiency test is being replaced with a net premium ratio cap of 100%. If the net premium ratio (i.e. the ratio of the present value of total expected benefits and related expenses to the present value of total expected premiums) exceeds 100%, insurers are required to recognize a loss in the statement of operations in the period. Contracts from different issue years will no longer be permitted to be grouped to determine contracts in a loss position.

In addition, the update requires DAC and DSIC relating to all long-duration contracts and most investment contracts to be amortized on a straight-line basis over the expected life of the contract independent of profit emergence. Under the new guidance, interest will not accrue to the deferred balance and DAC and DSIC will not be subject to an impairment test.

The update requires significant additional disclosures, including disaggregated rollforwards of the liability for future policy benefits, policyholder account balances, market risk benefits, DAC and DSIC, as well as qualitative and quantitative information about expected cash flows, estimates and assumptions. The update is effective for interim and annual periods beginning after December 15, 2020. The standard should be applied to the liability for future policy benefits and DAC and DSIC on a modified retrospective basis and applied to market risk benefits on a retrospective basis with the option to apply full retrospective transition if certain criteria are met. Early adoption is permitted. The Company is currently evaluating the impact of the standard on its consolidated financial condition, results of operations and disclosures.

Intangibles — Goodwill and Other — Internal-Use Software — Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract

In August 2018, the FASB updated the accounting standards related to customer’s accounting for implementation costs incurred in a cloud computing arrangement (“CCA”) that is a service contract. The update requires implementation costs for a CCA to be

RiverSource Life Insurance Company

evaluated for capitalization using the same approach as implementation costs associated with internal-use software. The update also addresses presentation, measurement and impairment of capitalized implementation costs in a CCA that is a service contract. The update requires new disclosures on the nature of hosting arrangements that are service contracts, significant judgements made when applying the guidance and quantitative disclosures, including amounts capitalized, amortized and impaired. The update is effective for interim and annual periods beginning after December 15, 2019, and can be applied either prospectively or retrospectively. Early adoption is permitted. The update is not expected to have a material impact on the Company’s consolidated financial condition or results of operations.

Financial Instruments — Credit Losses — Measurement of Credit Losses on Financial Instruments

In June 2016, the FASB updated the accounting standards related to accounting for credit losses on certain types of financial instruments. The update replaces the current incurred loss model for estimating credit losses with a new model that requires an entity to estimate the credit losses expected over the life of the asset. Generally, the initial estimate of the expected credit losses and subsequent changes in the estimate will be reported in current period earnings and recorded through an allowance for credit losses on the balance sheet. The current credit loss model for Available-for-Sale debt securities does not change; however, the credit loss calculation and subsequent recoveries are required to be recorded through an allowance. The standard is effective for interim and annual periods beginning after December 15, 2019. Early adoption will be permitted for interim and annual periods beginning after December 15, 2018. A modified retrospective cumulative adjustment to retained earnings should be recorded as of the first reporting period in which the guidance is effective for loans, receivables, and other financial instruments subject to the new expected credit loss model. Prospective adoption is required for establishing an allowance related to Available-for-Sale debt securities, certain beneficial interests, and financial assets purchased with a more-than-insignificant amount of credit deterioration since origination. The Company is currently evaluating the impact of the standard on its consolidated financial condition and results of operations.

4.  REVENUE FROM CONTRACTS WITH CUSTOMERS

On January 1, 2018, the Company adopted the new accounting standard for revenue from contracts with customers on a retrospective basis.

The following table presents disaggregated revenue from contracts with customers and a reconciliation to total revenues reported on the Consolidated Statements of Income. Revenues related to manufacturing of insurance and annuity products or financial instruments are not in the scope of this standard and are included in the table below under the heading Revenue from other sources. See Note 3 for additional information on the adoption of the new accounting standard.

	Years Ended December 31,
(in millions)	2018	2017	2016
Policy and contract charges
Affiliated (from Columbia Management Investment Distributors, Inc.)	$170	$167	$158
Unaffiliated	16	16	16
Total	186	183	174
Other revenues
Administrative fees
Affiliated (from Columbia Management Investment Services, Corp.)	44	42	40
Unaffiliated	22	23	24
	66	65	64
Other fees
Affiliated (from Columbia Management Investment Advisers, LLC (“CMIA”) and Columbia Wanger Asset Management, LLC)	336	325	316
Unaffiliated	3	4	3
	339	329	319
Total	405	394	383
Total revenue from contracts with customers	591	577	557
Revenue from other sources(1)	3,330	3,227	3,404
Total revenues	$3,921	$3,804	$3,961

(1)	Revenues not included in the scope of the revenue from contracts with customers standard.

The following discussion describes the nature, timing, and uncertainty of revenues and cash flows arising from the Company’s contracts with customers.

Policy and contract charges

The Company earns revenue for providing distribution-related services to mutual funds that are available as underlying investments in its variable annuity and variable life insurance products. The performance obligation is satisfied at the time the mutual fund is distributed. Revenue is recognized over the time the mutual fund is held in the variable product and is generally

RiverSource Life Insurance Company

earned based on a fixed rate applied, as a percentage, to the net asset value of the fund. The revenue is not recognized at the time of sale because it is variably constrained due to factors outside the Company’s control, including market volatility and how long the fund(s) remain in the insurance policy or annuity contract. The revenue will not be recognized until it is probable that a significant reversal will not occur. These fees are accrued and collected on a monthly basis.

Other revenues

Administrative fees

The Company earns revenue for providing customer support, contract servicing and administrative services for affiliated and unaffiliated mutual funds. The transfer agent and administration revenue is earned daily based on a fixed rate applied, as a percentage, to assets under management. These performance obligations are considered a series of distinct services that are substantially the same and are satisfied each day over the contract term. These fees are accrued and collected on a monthly basis.

Other fees

The Company earns revenue for providing affiliated and unaffiliated partners an opportunity to educate the financial advisors of its affiliate, AFSI, that sell the Company’s products as well as product and marketing personnel to support the offer, sale and servicing of funds within the Company’s variable annuity and variable life insurance products. These payments allow the parties to train and support the advisors, explain the features of their products, and distribute marketing and educational materials. The affiliated revenue is earned based on a rate, updated at least annually, which is applied, as a percentage, to the market value of assets invested. The unaffiliated revenue is earned based on a fixed rate applied, as a percentage, to the market value of assets invested. These performance obligations are considered a series of distinct services that are substantially the same and are satisfied each day over the contract term. These fees are accrued and collected on a monthly basis.

Receivables

Receivables for revenue from contracts with customers are recognized when the performance obligation is satisfied and the Company has an unconditional right to the revenue. Receivables related to revenues from contracts with customers were $49 million and $54 million as of December 31, 2018 and 2017, respectively.

5.  VARIABLE INTEREST ENTITIES

The Company is a limited partner in affordable housing partnerships that qualify for government-sponsored low income housing tax credit programs and partnerships that invest in multi-family residential properties that were originally developed with an affordable housing component. The Company has determined it is not the primary beneficiary and therefore does not consolidate these partnerships. A majority of the limited partnerships are VIEs. The Company’s maximum exposure to loss as a result of its investment in the VIEs is limited to the carrying value. The carrying value is reflected in other investments and was $352 million and $408 million as of December 31, 2018 and 2017, respectively. The Company had a $43 million and $97 million liability recorded as of December 31, 2018 and 2017, respectively, related to original purchase commitments not yet remitted to the VIEs. The Company has not provided any additional support and is not contractually obligated to provide additional support to the VIEs beyond the above mentioned funding commitments.

The Company invests in structured investments which are considered VIEs for which it is not generally the sponsor. These structured investments typically invest in fixed income instruments and are primarily managed by third parties and include asset backed securities, commercial and residential mortgage backed securities. The Company classifies these investments as Available-for-Sale securities. The Company has determined that it is not the primary beneficiary of these structures due to the lack of power to direct the activities that most significantly impact the economic performance, size of the Company’s investment in the entities and position in the capital structure of these entities. The Company’s maximum exposure to loss as a result of its investment in these structured investments is limited to its amortized cost. The Company has no obligation to provide financial or other support to the structured investments beyond its investment nor has the Company provided any support to the structured investments. See Note 6 for additional information on these structured investments. See Note 15 for information regarding investments in a VIE with an affiliate of the Company.

RiverSource Life Insurance Company

6.  INVESTMENTS

Available-for-Sale securities distributed by type were as follows:

	December 31, 2018
Description of Securities (in millions)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Noncredit OTTI(1)

Fixed maturities:
Corporate debt securities	$12,044	$554	$(207)	$12,391	$—
Residential mortgage backed securities	2,890	25	(44)	2,871	—
Commercial mortgage backed securities	3,737	17	(102)	3,652	—
State and municipal obligations	1,129	162	(8)	1,283	—
Asset backed securities	1,013	35	(3)	1,045	—
Foreign government bonds and obligations	285	9	(9)	285	—
U.S. government and agency obligations	1	—	—	1	—
Total	$21,099	$802	$(373)	$21,528	$—

	December 31, 2017
Description of Securities (in millions)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Noncredit OTTI(1)

Fixed maturities:
Corporate debt securities	$12,133	$1,125	$(25)	$13,233	$—
Residential mortgage backed securities	2,979	54	(22)	3,011	—
Commercial mortgage backed securities	3,554	47	(32)	3,569	—
State and municipal obligations	1,114	209	(9)	1,314	—
Asset backed securities	700	30	(2)	728	—
Foreign government bonds and obligations	283	20	(4)	299	—
U.S. government and agency obligations	1	—	—	1	—
Total fixed maturities	20,764	1,485	(94)	22,155	—
Common stocks	1	—	(1)	—	—
Total	$20,765	$1,485	$(95)	$22,155	$—

(1)

Represents the amount of other-than-temporary impairment (“OTTI”) losses in AOCI. Amount includes unrealized gains and losses on impaired securities subsequent to the initial impairment measurement date. These amounts are included in gross unrealized gains and losses as of the end of the period.

As of December 31, 2018 and 2017, investment securities with a fair value of $1.4 billion and $1.6 billion, respectively, were pledged to meet contractual obligations under derivative contracts and short-term borrowings, of which $405 million and $711 million, respectively, may be sold, pledged or rehypothecated by the counterparty.

As of both December 31, 2018 and 2017, fixed maturity securities comprised approximately 84% of the Company’s total investments. Rating agency designations are based on the availability of ratings from Nationally Recognized Statistical Rating Organizations (“NRSROs”), including Moody’s Investors Service (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and Fitch Ratings Ltd. (“Fitch”). The Company uses the median of available ratings from Moody’s, S&P and Fitch, or if fewer than three ratings are available, the lower rating is used. When ratings from Moody’s, S&P and Fitch are unavailable, the Company may utilize ratings from other NRSROs or rate the securities internally. As of December 31, 2018 and 2017, approximately $706 million and $906 million, respectively, of securities were internally rated by CMIA, an affiliate of the Company, using criteria similar to those used by NRSROs.

A summary of fixed maturity securities by rating was as follows:

	December 31, 2018			December 31, 2017
Ratings (in millions, except percentages)	Amortized Cost	Fair Value	Percent of Total Fair Value	Amortized Cost	Fair Value	Percent of Total Fair Value
AAA	$6,602	$6,499	30%	$6,259	$6,303	28%
AA	1,310	1,455	7	1,090	1,285	6
A	2,550	2,776	13	3,443	3,902	18
BBB	9,745	9,945	46	8,796	9,465	43
Below investment grade	892	853	4	1,176	1,200	5
Total fixed maturities	$21,099	$21,528	100%	$20,764	$22,155	100%

As of December 31, 2018 and 2017, approximately 34% and 35%, respectively, of the securities rated AAA were GNMA, FNMA and FHLMC mortgage backed securities. The Company had holdings of $382 million in AT&T, Inc., and holdings of

RiverSource Life Insurance Company

$374 million in Ameriprise Advisor Financing, LLC (“AAF”), an affiliate of the Company, both which were greater than 10% of total equity as of December 31, 2018. There were no other holdings of any other issuer greater than 10% of total equity as of both December 31, 2018 and 2017.

The following tables provide information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position:

	December 31, 2018
(in millions, except number of securities)	Less than 12 months			12 months or more			Total
Description of Securities	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	286	$4,792	$(141)	93	$972	$(66)	379	$5,764	$(207)
Residential mortgage backed securities	54	826	(9)	57	897	(35)	111	1,723	(44)
Commercial mortgage backed securities	69	1,146	(25)	88	1,565	(77)	157	2,711	(102)
State and municipal obligations	6	88	(2)	24	129	(6)	30	217	(8)
Asset backed securities	11	149	(1)	17	124	(2)	28	273	(3)
Foreign government bonds and obligations	17	86	(4)	14	17	(5)	31	103	(9)
Total	443	$7,087	$(182)	293	$3,704	$(191)	736	$10,791	$(373)

	December 31, 2017
(in millions, except number of securities)	Less than 12 months			12 months or more			Total
Description of Securities	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	82	$834	$(5)	39	$360	$(20)	121	$1,194	$(25)
Residential mortgage backed securities	36	546	(4)	41	657	(18)	77	1,203	(22)
Commercial mortgage backed securities	56	994	(10)	42	663	(22)	98	1,657	(32)
State and municipal obligations	19	35	—	8	138	(9)	27	173	(9)
Asset backed securities	15	116	—	12	76	(2)	27	192	(2)
Foreign government bonds and obligations	3	6	—	15	23	(4)	18	29	(4)
Common stocks	—	—	—	3	1	(1)	3	1	(1)
Total	211	$2,531	$(19)	160	$1,918	$(76)	371	$4,449	$(95)

As part of the Company’s ongoing monitoring process, management determined that the change in gross unrealized losses on its Available-for-Sale securities is primarily attributable to a rise in interest rates as well as wider credit spreads.

The following table presents a rollforward of the cumulative amounts recognized in the Consolidated Statements of Income for other-than-temporary impairments related to credit losses on Available-for-Sale securities for which a portion of the securities’ total other-than-temporary impairments was recognized in OCI:

	December 31,
(in millions)	2018	2017	2016
Beginning balance	$—	$21	$33
Reductions for securities sold during the period (realized)	—	(21)	(12)
Ending balance	$—	$—	$21

Net realized gains and losses on Available-for-Sale securities, determined using the specific identification method, recognized in net realized investment gains (losses) were as follows:

	Years Ended December 31,
(in millions)	2018	2017	2016
Gross realized investment gains	$16	$48	$29
Gross realized investment losses	(7)	(4)	(12)
Total	$9	$44	$17

See Note 19 for a rollforward of net unrealized investment gains (losses) included in AOCI.

RiverSource Life Insurance Company

Available-for-Sale securities by contractual maturity as of December 31, 2018 were as follows:

(in millions)	Amortized Cost	Fair Value
Due within one year	$1,157	$1,166
Due after one year through five years	4,887	4,889
Due after five years through 10 years	3,419	3,388
Due after 10 years	3,996	4,517
	13,459	13,960
Residential mortgage backed securities	2,890	2,871
Commercial mortgage backed securities	3,737	3,652
Asset backed securities	1,013	1,045
Total	$21,099	$21,528

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Residential mortgage backed securities, commercial mortgage backed securities and asset backed securities are not due at a single maturity date. As such, these securities were not included in the maturities distribution.

The following is a summary of net investment income:

	Years Ended December 31,
(in millions)	2018	2017	2016
Fixed maturities	$919	$947	$997
Mortgage loans	117	137	149
Other investments	11	(48)	8
	1,047	1,036	1,154
Less: investment expenses	24	25	26
Total	$1,023	$1,011	$1,128

Net realized investment gains (losses) are summarized as follows:

	Years Ended December 31,
(in millions)	2018	2017	2016
Fixed maturities	$9	$44	$17
Mortgage loans	1	(4)	10
Other investments	—	—	(1)
Total	$10	$40	$26

7.  FINANCING RECEIVABLES

The Company’s financing receivables include commercial mortgage loans, syndicated loans and policy loans. Syndicated loans are reflected in other investments.

Allowance for Loan Losses

Policy loans do not exceed the cash surrender value of the policy at origination. As there is minimal risk of loss related to policy loans, the Company does not record an allowance for loan losses for policy loans.

The following table presents a rollforward of the allowance for loan losses for the years ended and the ending balance of the allowance for loan losses by impairment method:

	December 31,
(in millions)	2018	2017	2016
Beginning balance	$22	$25	$25
Charge-offs	(2)	(3)	(3)
Provisions	—	—	3
Ending balance	$20	$22	$25

Individually evaluated for impairment	$—	$—	$2
Collectively evaluated for impairment	20	22	23

RiverSource Life Insurance Company

The recorded investment in financing receivables by impairment method was as follows:

	December 31,
(in millions)	2018	2017
Individually evaluated for impairment	$19	$17
Collectively evaluated for impairment	2,943	3,015
Total	$2,962	$3,032

As of December 31, 2018 and 2017, the Company’s recorded investment in financing receivables individually evaluated for impairment for which there was no related allowance for loan losses was $20 million and $17 million, respectively.

During the years ended December 31, 2018, 2017 and 2016, the Company purchased $137 million, $156 million and $73 million, respectively, and sold $44 million, $259 million and $250 million, respectively, of loans. The loans purchased consisted of syndicated loans. The loans sold during 2018 consisted of syndicated loans. The loans sold during 2017 and 2016 primarily consisted of residential mortgage loans. See below for additional discussion on the sales of these loans.

Credit Quality Information

Nonperforming loans, which are generally loans 90 days or more past due, were nil and $5 million as of December 31, 2018 and 2017, respectively. All other loans were considered to be performing.

Commercial Mortgage Loans

The Company reviews the credit worthiness of the borrower and the performance of the underlying properties in order to determine the risk of loss on commercial mortgage loans. Based on this review, the commercial mortgage loans are assigned an internal risk rating, which management updates as necessary. Commercial mortgage loans which management has assigned its highest risk rating were nil of total commercial mortgage loans as of both December 31, 2018 and 2017. Loans with the highest risk rating represent distressed loans which the Company has identified as impaired or expects to become delinquent or enter into foreclosure within the next six months. In addition, the Company reviews the concentrations of credit risk by region and property type.

Concentrations of credit risk of commercial mortgage loans by U.S. region were as follows:

	Loans		Percentage
	December 31, 2018	December 31, 2017	December 31, 2018	December 31, 2017
	(in millions)
South Atlantic	$699	$735	27%	28%
Pacific	766	771	30	29
Mountain	224	242	9	9
West North Central	203	223	8	8
East North Central	208	209	8	8
Middle Atlantic	171	179	7	7
West South Central	139	125	5	5
New England	54	67	2	3
East South Central	99	84	4	3

	2,563	2,635	100%	100%

Less: allowance for loan losses	16	16

Total	$2,547	$2,619

RiverSource Life Insurance Company

Concentrations of credit risk of commercial mortgage loans by property type were as follows:

	Loans		Percentage
	December 31, 2018	December 31, 2017	December 31, 2018	December 31, 2017
	(in millions)
Retail	$854	$893	33%	34%
Office	408	470	16	18
Apartments	583	536	23	20
Industrial	423	451	16	17
Mixed use	45	38	2	1
Hotel	43	39	2	2
Other	207	208	8	8

	2,563	2,635	100%	100%

Less: allowance for loan losses	16	16

Total	$2,547	$2,619

Residential Mortgage Loans

During the years ended December 31, 2017 and 2016, the Company sold $249 million and $250 million, respectively, of residential mortgage loans and recorded a loss of $4 million and a gain of $10 million, respectively.

Syndicated Loans

The recorded investment in syndicated loans as of December 31, 2018 and 2017 was $399 million and $397 million, respectively. The Company’s syndicated loan portfolio is diversified across industries and issuers. The primary credit indicator for syndicated loans is whether the loans are performing in accordance with the contractual terms of the syndication. Total nonperforming syndicated loans as of December 31, 2018 and 2017 were nil and $5 million, respectively.

Troubled Debt Restructurings

The recorded investment in restructured loans was not material as of both December 31, 2018 and 2017. Troubled debt restructurings did not have a material impact to the Company’s allowance for loan losses or income recognized for the years ended December 31, 2018, 2017 and 2016. There are no commitments to lend additional funds to borrowers whose loans have been restructured.

8.  DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

In the third quarter of the year, management updated market-related inputs and implemented model changes related to the living benefit valuation. In addition, management conducted its annual review of life insurance and annuity valuation assumptions relative to current experience and management expectations including modeling changes. These aforementioned changes are collectively referred to as unlocking. The impact of unlocking to DAC for the year ended December 31, 2018 primarily reflected updated mortality assumptions on UL and VUL insurance products and lower surrender rate assumptions on variable annuities, partially offset by an unfavorable impact from updates to assumptions on utilization of guaranteed withdrawal benefits. The impact of unlocking to DAC for the year ended December 31, 2017 primarily reflected improved persistency and mortality on UL and VUL insurance products and a correction related to a variable annuity model assumption partially offset by updates to market-related inputs to the living benefit valuation. The impact of unlocking to DAC for the year ended December 31, 2016 primarily reflected low interest rates that more than offset benefits from persistency on annuity contracts without living benefits. In addition, the Company’s review of its closed LTC business in 2016 resulted in the write-off of DAC, which was included in the impact of unlocking.

The balances of and changes in DAC were as follows:

(in millions)	2018	2017	2016
Balance at January 1	$2,639	$2,611	$2,693
Capitalization of acquisition costs	254	242	279	(1)
Amortization, excluding the impact of valuation assumptions review	(288)	(219)	(253)
Amortization, impact of valuation assumptions review	33	12	(81	)(2)
Impact of change in net unrealized (gains) losses on securities	104	(7)	(27)
Balance at December 31	$2,742	$2,639	$2,611

(1)

Includes a $27 million benefit related to the write-off of the deferred reinsurance liability in connection with the loss recognition on LTC business. The benefit was reported in other insurance and operating expenses on the Consolidated Statements of Income.

(2)	Includes a $58 million expense related to the loss recognition on LTC business.

RiverSource Life Insurance Company

The balances of and changes in DSIC, which is included in other assets, were as follows:

(in millions)	2018	2017	2016
Balance at January 1	$273	$301	$334
Capitalization of sales inducement costs	2	4	5
Amortization, excluding the impact of valuation assumptions review	(42)	(37)	(42)
Amortization, impact of valuation assumptions review	—	(1)	4
Impact of change in net unrealized (gains) losses on securities	16	6	—
Balance at December 31	$249	$273	$301

9.  REINSURANCE

The Company reinsures a portion of the insurance risks associated with its traditional life, DI and LTC insurance products through reinsurance agreements with unaffiliated reinsurance companies. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

The Company generally reinsures 90% of the death benefit liability for new term life insurance policies beginning in 2001 (RiverSource Life of NY began in 2002) and new individual UL and VUL insurance policies beginning in 2002 (2003 for RiverSource Life of NY). Policies issued prior to these dates are not subject to these same reinsurance levels.

However, for IUL policies issued after September 1, 2013 and VUL policies issued after January 1, 2014, the Company generally reinsures 50% of the death benefit liability. Similarly, the Company reinsures 50% of the death benefit and morbidity liabilities related to its universal life product with LTC benefits.

The maximum amount of life insurance risk the Company will retain is $10 million on a single life and $10 million on any flexible premium survivorship life policy; however, reinsurance agreements are in place such that retaining more than $1.5 million of insurance risk on a single life or a flexible premium survivorship life policy is very unusual. Risk on UL and VUL policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2001 (2002 for RiverSource Life of NY) is reinsured on a coinsurance basis, a type of reinsurance in which the reinsurer participates proportionally in all material risks and premiums associated with a policy.

The Company also has life insurance and fixed annuity risk previously assumed under reinsurance arrangements with unaffiliated insurance companies.

For existing LTC policies, the Company has continued ceding 50% of the risk on a coinsurance basis to subsidiaries of Genworth Financial, Inc. (“Genworth”) and retains the remaining risk. For RiverSource Life of NY, this reinsurance arrangement applies for 1996 and later issues only. Under these agreements, the Company has the right, but never the obligation, to recapture some, or all, of the risk ceded to Genworth.

Generally, the Company retains at most $5,000 per month of risk per life on DI policies sold on policy forms introduced in most states starting in 2007 (2010 for RiverSource Life of NY) and reinsures the remainder of the risk on a coinsurance basis with unaffiliated reinsurance companies. The Company retains all risk for new claims on DI contracts sold on other policy forms introduced prior to 2007 (2010 for RiverSource Life of NY). The Company also retains all risk on accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

As of December 31, 2018 and 2017, traditional life and UL insurance policies in force were $195.1 billion and $195.9 billion, respectively, of which $142.4 billion as of both December 31, 2018 and 2017 were reinsured at the respective year ends.

The effect of reinsurance on premiums for traditional long-duration products was as follows:

	Years Ended December 31,
(in millions)	2018	2017	2016
Direct premiums	$621	$637	$642
Reinsurance ceded	(225)	(227)	(225)
Net premiums	$396	$410	$417

Policy and contract charges are presented on the Consolidated Statements of Income net of $126 million, $114 million and $110 million of reinsurance ceded for non-traditional long-duration products for the years ended December 31, 2018, 2017 and 2016, respectively.

The amount of claims recovered through reinsurance on all contracts was $331 million, $298 million and $318 million for the years ended December 31, 2018, 2017 and 2016, respectively.

Reinsurance recoverables include approximately $2.5 billion and $2.3 billion related to LTC risk ceded to Genworth as of December 31, 2018 and 2017, respectively.

Policyholder account balances, future policy benefits and claims include $484 million and $509 million related to previously assumed reinsurance arrangements as of December 31, 2018 and 2017, respectively.

RiverSource Life Insurance Company

10.  POLICYHOLDER ACCOUNT BALANCES, FUTURE POLICY BENEFITS AND CLAIMS AND SEPARATE ACCOUNT LIABILITIES

Policyholder account balances, future policy benefits and claims consisted of the following:

	December 31,
(in millions)	2018	2017
Policyholder account balances
Fixed annuities(1)	$9,338	$9,934
Variable annuity fixed sub-accounts	5,129	5,166
UL/VUL insurance	3,063	3,047
IUL insurance	1,728	1,384
Other life insurance	683	720
Total policyholder account balances	19,941	20,251
Future policy benefits
Variable annuity GMWB	875	463
Variable annuity GMAB(2)	(19)	(80)
Other annuity liabilities	26	78
Fixed annuity life contingent liabilities	1,459	1,484
Life and DI insurance	1,221	1,221
LTC insurance	4,981	4,896
UL/VUL and other life insurance additional liabilities	749	688
Total future policy benefits	9,292	8,750
Policy claims and other policyholders’ funds	174	177
Total policyholder account balances, future policy benefits and claims	$29,407	$29,178

(1)	Includes fixed deferred annuities, non-life contingent fixed payout annuities and indexed annuity host contracts.
(2)	Includes the fair value of GMAB embedded derivatives that was a net asset as of both December 31, 2018 and 2017 reported as a contra liability.

Fixed Annuities

Fixed annuities include deferred, payout and indexed annuity contracts.

Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates, ranging from 2.71% to 9.38% as of December 31, 2018, depending on year of issue, with an average rate of approximately 3.94%. The Company generally invests the proceeds from the annuity contracts in fixed rate securities.

The Company’s equity indexed annuity (“EIA”) product is a single premium fixed deferred annuity. The Company discontinued new sales of EIAs in 2007. The contract was issued with an initial term of seven years and interest earnings are linked to the performance of the S&P 500® Index. This annuity has a minimum interest rate guarantee of 3% on 90% of the initial premium, adjusted for any surrenders. The Company generally invests the proceeds from the annuity contracts in fixed rate securities and hedges the equity risk with derivative instruments.

The Company’s fixed index annuity product is a fixed annuity that includes an indexed account. The rate of interest credited above the minimum guarantee for funds allocated to the indexed account is linked to the performance of the specific index for the indexed account (subject to a cap). The Company offers S&P 500® Index and MSCI® EAFE Index account options. Both options offer two crediting durations, one-year and two-year. The contractholder may allocate all or a portion of the policy value to a fixed or indexed account. The portion of the policy allocated to the indexed account is accounted for as an embedded derivative. The Company hedges the interest credited rate including equity and interest rate risk related to the indexed account with derivative instruments. The contractholder can choose to add a GMWB for life rider for an additional fee.

See Note 18 for additional information regarding the Company’s derivative instruments used to hedge the risk related to indexed annuities.

Variable Annuities

Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts currently issued by the Company contain one or more guaranteed benefits, including GMWB, GMAB, GMDB and GGU provisions. The Company previously offered contracts with GMIB provisions. See Note 2 and Note 11 for additional information regarding the Company’s variable annuity guarantees. The Company does not currently hedge its risk under the GGU and GMIB provisions. See Note 14 and Note 18 for additional information regarding the Company’s derivative instruments used to hedge risks related to GMWB, GMAB and GMDB provisions.

RiverSource Life Insurance Company

Insurance Liabilities

UL/VUL is the largest group of insurance policies written by the Company. Purchasers of UL accumulate cash value that increases by a fixed interest rate. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion to a fixed account or a separate account. A vast majority of the premiums received for VUL policies are held in separate accounts where the assets are held for the exclusive benefit of those policyholders.

IUL is a universal life policy that includes an indexed account. The rate of credited interest above the minimum guarantee for funds allocated to the indexed account is linked to the performance of the specific index for the indexed account (subject to a cap and floor). The Company offers an S&P 500® Index account option and a blended multi-index account option comprised of the S&P 500 Index, the MSCI® EAFE Index and the MSCI EM Index. Both options offer two crediting durations, one-year and two-year. The policyholder may allocate all or a portion of the policy value to a fixed or any available indexed account. The portion of the policy allocated to the indexed account is accounted for as an embedded derivative at fair value. The Company hedges the interest credited rate including equity and interest rate risk related to the indexed account with derivative instruments. See Note 18 for additional information regarding the Company’s derivative instruments used to hedge the risk related to IUL.

The Company also offers term life insurance as well as DI products. The Company no longer offers standalone LTC products and whole life insurance but has in force policies from prior years.

Insurance liabilities include accumulation values, incurred but not reported claims, obligations for anticipated future claims and unpaid reported claims.

The liability for estimates of benefits that will become payable on future claims on term life, whole life and DI policies is based on the net level premium and LTC policies is based on a gross premium valuation reflecting management’s current best estimate assumptions. Both include the anticipated interest rates earned on assets supporting the liability. Anticipated interest rates for term and whole life ranged from 3% to 10% as of December 31, 2018. Anticipated interest rates for DI policies ranged from 4% to 7.5% as of December 31, 2018 and for LTC policies ranged from 5.9% to 6.8% as of December 31, 2018.

The liability for unpaid reported claims on DI and LTC policies includes an estimate of the present value of obligations for continuing benefit payments. The discount rates used to calculate present values are based on average interest rates earned on assets supporting the liability for unpaid amounts and were 4.5% and 6.2% for DI and LTC claims, respectively, as of December 31, 2018.

Portions of the Company’s UL and VUL policies have product features that result in profits followed by losses from the insurance component of the policy. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the policy. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

Separate Account Liabilities

Separate account liabilities consisted of the following:

	December 31,
(in millions)	2018	2017
Variable annuity	$66,913	$75,174
VUL insurance	6,451	7,352
Other insurance	29	34
Total	$73,393	$82,560

11.  VARIABLE ANNUITY AND INSURANCE GUARANTEES

The majority of the variable annuity contracts offered by the Company contain GMDB provisions. The Company also offers variable annuities with GGU, GMWB and GMAB provisions. The Company previously offered contracts containing GMIB provisions. See Note 2 and Note 10 for additional information regarding the Company’s variable annuity guarantees.

The GMDB and GGU provisions provide a specified minimum return upon death of the contractholder. The death benefit payable is the greater of (i) the contract value less any purchase payment credits subject to recapture less a pro-rata portion of any rider fees, or (ii) the GMDB provisions specified in the contract. The Company has the following primary GMDB provisions:

•	Return of premium — provides purchase payments minus adjusted partial surrenders.

•

Reset — provides that the value resets to the account value every sixth contract anniversary minus adjusted partial surrenders. This provision was often provided in combination with the return of premium provision and is no longer offered.

•	Ratchet — provides that the value ratchets up to the maximum account value at specified anniversary intervals, plus subsequent purchase payments less adjusted partial surrenders.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on fund performance. At issue, the guaranteed amount is equal to the amount

RiverSource Life Insurance Company

deposited but the guarantee may be increased annually to the account value (a “step-up”) in the case of favorable market performance or by a benefit credit if the contract includes this provision.

The Company has GMWB riders in force, which contain one or more of the following provisions:

•	Withdrawals at a specified rate per year until the amount withdrawn is equal to the guaranteed amount.

•	Withdrawals at a specified rate per year for the life of the contractholder (“GMWB for life”).

•	Withdrawals at a specified rate per year for joint contractholders while either is alive.

•	Withdrawals based on performance of the contract.

•	Withdrawals based on the age withdrawals begin.

•	Credits are applied annually for a specified number of years to increase the guaranteed amount as long as withdrawals have not been taken.

Variable annuity contractholders age 79 or younger at contract issue can also obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or a specified percentage of the highest anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10-year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value.

Certain UL policies offered by the Company provide secondary guarantee benefits. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

The following table provides information related to variable annuity guarantees for which the Company has established additional liabilities:

	December 31, 2018				December 31, 2017
Variable Annuity Guarantees by Benefit Type(1) (in millions, except age)	Total Contract Value	Contract Value in Separate Accounts	Net Amount at Risk	Weighted Average Attained Age	Total Contract Value	Contract Value in Separate Accounts	Net Amount at Risk	Weighted Average Attained Age
GMDB:
Return of premium	$55,810	$53,872	$417	67	$61,418	$59,461	$9	66
Five/six-year reset	7,670	4,941	112	67	8,870	6,149	12	66
One-year ratchet	5,560	5,210	417	70	6,548	6,187	11	69
Five-year ratchet	1,307	1,251	23	66	1,563	1,506	1	65
Other	1,033	1,014	148	72	1,099	1,075	50	72
Total — GMDB	$71,380	$66,288	$1,117	67	$79,498	$74,378	$83	66
GGU death benefit	$992	$940	$112	70	$1,118	$1,067	$133	70
GMIB	$180	$164	$12	69	$233	$216	$7	69
GMWB:
GMWB	$1,990	$1,984	$3	72	$2,508	$2,500	$1	71
GMWB for life	40,966	40,876	742	68	44,375	44,259	129	67
Total — GMWB	$42,956	$42,860	$745	68	$46,883	$46,759	$130	67
GMAB	$2,456	$2,450	$24	59	$3,086	$3,083	$—	59

(1)

Individual variable annuity contracts may have more than one guarantee and therefore may be included in more than one benefit type. Variable annuity contracts for which the death benefit equals the account value are not shown in this table.

The net amount at risk for GMDB, GGU and GMAB is defined as the current guaranteed benefit amount in excess of the current contract value. The net amount at risk for GMIB is defined as the greater of the present value of the minimum guaranteed annuity payments less the current contract value or zero. The net amount at risk for GMWB is defined as the greater of the present value of the minimum guaranteed withdrawal payments less the current contract value or zero.

The following table provides information related to insurance guarantees for which the Company has established additional liabilities:

	December 31, 2018		December 31, 2017
(in millions, except age)	Net Amount at Risk	Weighted Average Attained Age	Net Amount at Risk	Weighted Average Attained Age
UL secondary guarantees	$6,513	66	$6,460	65

The net amount at risk for UL secondary guarantees is defined as the current guaranteed death benefit amount in excess of the current policyholder account balance.

RiverSource Life Insurance Company

Changes in additional liabilities (contra liabilities) for variable annuity and insurance guarantees were as follows:

(in millions)	GMDB & GGU	GMIB	GMWB(1)	GMAB(1)	UL
Balance at January 1, 2016	$14	$8	$1,057	$—	$332
Incurred claims	11	1	(40)	(23)	127
Paid claims	(9)	(1)	—	(1)	(25)
Balance at December 31, 2016	16	8	1,017	(24)	434
Incurred claims	5	—	(554)	(56)	84
Paid claims	(4)	(2)	—	—	(29)
Balance at December 31, 2017	17	6	463	(80)	489
Incurred claims	8	2	412	61	201
Paid claims	(6)	—	—	—	(31)
Balance at December 31, 2018	$19	$8	$875	$(19)	$659

(1)	The incurred claims for GMWB and GMAB include the change in the fair value of the liabilities (contra liabilities) less paid claims.

The liabilities for guaranteed benefits are supported by general account assets.

The following table summarizes the distribution of separate account balances by asset type for variable annuity contracts providing guaranteed benefits:

	December 31,
(in millions)	2018	2017
Mutual funds:
Equity	$39,764	$46,038
Bond	21,190	23,529
Other	5,568	5,109
Total mutual funds	$66,522	$74,676

No gains or losses were recognized on assets transferred to separate accounts for the years ended December 31, 2018, 2017 and 2016.

12.  LINES OF CREDIT

RiverSource Life Insurance Company, as the borrower, has a revolving credit agreement with Ameriprise Financial as the lender. The aggregate amount outstanding under the line of credit may not exceed 3% of RiverSource Life Insurance Company’s statutory admitted assets (excluding separate accounts) as of the prior year end. The interest rate for any borrowing under the agreement is established by reference to LIBOR for U.S. dollar deposits with maturities comparable to the relevant interest period, plus an applicable margin subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. Amounts borrowed may be repaid at any time with no prepayment penalty. There were no amounts outstanding on this line of credit as of both December 31, 2018 and 2017.

RiverSource Life of NY, as the borrower, has a revolving credit agreement with Ameriprise Financial as the lender. The aggregate amount outstanding under the line of credit may not exceed the lesser of $25 million or 3% of RiverSource Life of NY’s statutory admitted assets (excluding separate accounts) as of the prior year end. The interest rate for any borrowing is established by reference to LIBOR for U.S. dollar deposits with maturities comparable to the relevant interest period. Amounts borrowed may be repaid at any time with no prepayment penalty. There were no amounts outstanding on this line of credit as of both December 31, 2018 and 2017.

RTA has a revolving credit agreement with Ameriprise Financial as the lender not to exceed $100 million. The interest rate for any borrowing is established by reference to LIBOR for U.S. dollar deposits with maturities comparable to the relevant interest period, plus an applicable margin subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. This line of credit is automatically renewed annually with Ameriprise Financial. There were no amounts outstanding on this revolving credit agreement as of both December 31, 2018 and 2017.

RiverSource Life Insurance Company, as the lender, has a revolving credit agreement with Ameriprise Financial as the borrower. This line of credit is not to exceed 3% of RiverSource Life Insurance Company’s statutory admitted assets as of the prior year end. The interest rate for any borrowing is established by reference to LIBOR for U.S. dollar deposits with maturities comparable to the relevant interest period, plus an applicable margin subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. In the event of default, an additional 1% interest will accrue during such period of default. There were no amounts outstanding on this revolving credit agreement as of both December 31, 2018 and 2017.

13.  SHORT-TERM BORROWINGS

The Company enters into repurchase agreements in exchange for cash which it accounts for as secured borrowings and has pledged Available-for-Sale securities to collateralize its obligations under the repurchase agreements. As of December 31, 2018

RiverSource Life Insurance Company

and 2017, the Company has pledged $52 million and $43 million, respectively, of agency residential mortgage backed securities and nil and $8 million, respectively, of commercial mortgage backed securities. The amount of the Company’s liability including accrued interest as of both December 31, 2018 and 2017 was $50 million. The remaining maturity of outstanding repurchase agreements was less than three months as of December 31, 2018 and less than one month as of December 31, 2017. The weighted average annualized interest rate on repurchase agreements held as of December 31, 2018 and 2017 was 2.6% and 1.4%, respectively.

RiverSource Life Insurance Company is a member of the Federal Home Loan Bank (“FHLB”) of Des Moines which provides access to collateralized borrowings. The Company has pledged Available-for-Sale securities consisting of commercial mortgage backed securities to collateralize its obligation under these borrowings. The fair value of the securities pledged is recorded in investments and was $780 million and $750 million as of December 31, 2018 and 2017, respectively. The amount of the Company’s liability including accrued interest was $151 million and $150 million as of December 31, 2018 and 2017, respectively. The remaining maturity of outstanding FHLB advances was less than three months as of December 31, 2018 and less than four months as of December 31, 2017. The weighted average annualized interest rate on the FHLB advances held as of December 31, 2018 and 2017 was 2.6% and 1.5%, respectively.

14.  FAIR VALUES OF ASSETS AND LIABILITIES

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is not exchanged subject to a forced liquidation or distressed sale.

Valuation Hierarchy

The Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1	Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2	Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3	Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

RiverSource Life Insurance Company

The following tables present the balances of assets and liabilities measured at fair value on a recurring basis:

	December 31, 2018
(in millions)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities: Fixed maturities:
Corporate debt securities	$—	$11,520	$871	$12,391
Residential mortgage backed securities	—	2,807	64	2,871
Commercial mortgage backed securities	—	3,652	—	3,652
State and municipal obligations	—	1,283	—	1,283
Asset backed securities	—	671	374	1,045
Foreign government bonds and obligations	—	285	—	285
U.S. government and agency obligations	1	—	—	1
Total Available-for-Sale securities: Fixed maturities	1	20,218	1,309	21,528
Cash equivalents	—	1,000	—	1,000
Other assets:
Interest rate derivative contracts	—	789	—	789
Equity derivative contracts	189	1,515	—	1,704
Foreign exchange derivative contracts	—	54	—	54
Total other assets	189	2,358	—	2,547
Separate account assets at net asset value (“NAV”)				73,393	(1)
Total assets at fair value	$190	$23,576	$1,309	$98,468

Liabilities
Policyholder account balances, future policy benefits and claims:
Indexed annuity embedded derivatives	$—	$3	$14	$17
IUL embedded derivatives	—	—	628	628
GMWB and GMAB embedded derivatives	—	—	328	328	(2)
Total policyholder account balances, future policy benefits and claims	—	3	970	973	(3)
Other liabilities:
Interest rate derivative contracts	—	422	—	422
Equity derivative contracts	77	1,901	—	1,978
Foreign exchange derivative contracts	2	32	—	34
Credit derivative contracts	—	18	—	18
Total other liabilities	79	2,373	—	2,452
Total liabilities at fair value	$79	$2,376	$970	$3,425

RiverSource Life Insurance Company

	December 31, 2017
(in millions)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities: Fixed maturities:
Corporate debt securities	$—	$12,161	$1,072	$13,233
Residential mortgage backed securities	—	2,924	87	3,011
Commercial mortgage backed securities	—	3,569	—	3,569
State and municipal obligations	—	1,314	—	1,314
Asset backed securities	—	728	—	728
Foreign government bonds and obligations	—	299	—	299
U.S. government and agency obligations	1	—	—	1
Total Available-for-Sale securities: Fixed maturities	1	20,995	1,159	22,155
Cash equivalents	—	1,030	—	1,030
Other assets:
Interest rate derivative contracts	—	1,081	—	1,081
Equity derivative contracts	62	2,305	—	2,367
Foreign exchange derivative contracts	1	34	—	35
Total other assets	63	3,420	—	3,483
Separate account assets at NAV				82,560	(1)
Total assets at fair value	$64	$25,445	$1,159	$109,228

Liabilities
Policyholder account balances, future policy benefits and claims:
Indexed annuity embedded derivatives	$—	$5	$—	$5
IUL embedded derivatives	—	—	601	601
GMWB and GMAB embedded derivatives	—	—	(49)	(49	)(4)
Total policyholder account balances, future policy benefits and claims	—	5	552	557	(5)
Other liabilities:
Interest rate derivative contracts	1	414	—	415
Equity derivative contracts	5	2,666	—	2,671
Foreign exchange derivative contracts	—	23	—	23
Credit derivative contracts	—	2	—	2
Total other liabilities	6	3,105	—	3,111
Total liabilities at fair value	$6	$3,110	$552	$3,668

(1)

Amounts are comprised of certain financial instruments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient and have not been classified in the fair value hierarchy.

(2)

The fair value of the GMWB and GMAB embedded derivatives included $646 million of individual contracts in a liability position and $318 million of individual contracts in an asset position as of December 31, 2018.

(3)	The Company’s adjustment for nonperformance risk resulted in a $(726) million cumulative increase (decrease) to the embedded derivatives as of December 31, 2018.
(4)

The fair value of the GMWB and GMAB embedded derivatives included $443 million of individual contracts in a liability position and $492 million of individual contracts in an asset position as of December 31, 2017.

(5)	The Company’s adjustment for nonperformance risk resulted in a $(399) million cumulative increase (decrease) to the embedded derivatives as of December 31, 2017.

RiverSource Life Insurance Company

The following tables provide a summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis:

	Available-for-Sale Securities: Fixed Maturities
(in millions)	Corporate Debt Securities	Residential Mortgage Backed Securities	Commercial Mortgage Backed Securities	Asset Backed Securities	Total		Other Derivative Contracts
Balance, January 1, 2018	$1,072	$87	$—	$—	$1,159		$—
Total gains (losses) included in:
Net income	(1)	—	—	—	(1	)(1)	(3	)(2)
Other comprehensive income (loss)	(26)	1	—	3	(22)		—
Purchases	15	—	12	381	408		3
Settlements	(189)	(6)	—	—	(195)		—
Transfers out of Level 3	—	(18)	(12)	(10)	(40)		—
Balance, December 31, 2018	$871	$64	$—	$374	$1,309		$—
Changes in unrealized gains (losses) relating to assets held at December 31, 2018	$(1)	$—	$—	$—	$(1	)(1)	$—

	Policyholder Account Balances, Future Policy Benefits and Claims
(in millions)	Indexed Annuity Embedded Derivatives		IUL Embedded Derivatives		GMWB and GMAB Embedded Derivatives		Total
Balance, January 1, 2018	$—		$601		$(49)		$552
Total (gains) losses included in:
Net income	(3	)(3)	(9	)(3)	49	(2)	37
Issues	17		90		350		457
Settlements	—		(54)		(22)		(76)
Balance, December 31, 2018	$14		$628		$328		$970
Changes in unrealized (gains) losses relating to liabilities held at December 31, 2018	$—		$(9	)(3)	$47	(2)	$38

	Available-for-Sale Securities: Fixed Maturities					Common Stocks
(in millions)	Corporate Debt Securities	Residential Mortgage Backed Securities	Commercial Mortgage Backed Securities	Asset Backed Securities	Total
Balance, January 1, 2017	$1,157	$115	$—	$13	$1,285	$—
Total gains (losses) included in:
Net income	1	—	—	—	1 (1)	—
Other comprehensive income (loss)	(8)	1	—	—	(7)	—
Purchases	124	67	36	49	276	—
Settlements	(202)	(7)	—	(13)	(222)	—
Transfers into Level 3	—	—	—	11	11	4
Transfers out of Level 3	—	(89)	(36)	(60)	(185)	(4)
Balance, December 31, 2017	$1,072	$87	$—	$—	$1,159	$—
Changes in unrealized gains (losses) relating to assets held at December 31, 2017	$1	$—	$—	$—	$1 (1)	$—

	Policyholder Account Balances, Future Policy Benefits and Claims
(in millions)	IUL Embedded Derivatives		GMWB and GMAB Embedded Derivatives		Total
Balance, January 1, 2017	$464		$614		$1,078
Total (gains) losses included in:
Net income	87	(3)	(977	)(2)	(890)
Issues	92		326		418
Settlements	(42)		(12)		(54)
Balance, December 31, 2017	$601		$(49)		$552
Changes in unrealized (gains) losses relating to liabilities held at December 31, 2017	$87	(3)	$(946	)(2)	$(859)

RiverSource Life Insurance Company

	Available-for-Sale Securities: Fixed Maturities					Other Derivative Contracts
(in millions)	Corporate Debt Securities	Residential Mortgage Backed Securities	Commercial Mortgage Backed Securities	Asset Backed Securities	Total
Balance, January 1, 2016	$1,235	$21	$3	$133	$1,392	$—
Total gains (losses) included in:
Net income	1	—	—	1	2 (1)	(2	)(2)
Other comprehensive income (loss)	(1)	(1)	—	—	(2)	—
Purchases	47	134	42	—	223	2
Settlements	(126)	(9)	(3)	(1)	(139)	—
Transfers into Level 3	1	—	—	12	13	—
Transfers out of Level 3	—	(30)	(42)	(132)	(204)	—
Balance, December 31, 2016	$1,157	$115	$—	$13	$1,285	$—
Changes in unrealized gains (losses) relating to assets held at December 31, 2016	$1	$—	$—	$—	$1 (1)	$(2	)(2)

	Policyholder Account Balances, Future Policy Benefits and Claims
(in millions)	IUL Embedded Derivatives		GMWB and GMAB Embedded Derivatives		Total
Balance, January 1, 2016	$364		$851		$1,215
Total (gains) losses included in:
Net income	13	(3)	(511	)(2)	(498)
Issues	115		295		410
Settlements	(28)		(21)		(49)
Balance, December 31, 2016	$464		$614		$1,078
Changes in unrealized (gains) losses relating to liabilities held at December 31, 2016	$13	(3)	$(448	)(2)	$(435)

(1)	Included in net investment income in the Consolidated Statements of Income.
(2)	Included in benefits, claims, losses and settlement expenses in the Consolidated Statements of Income.
(3)	Included in interest credited to fixed accounts in the Consolidated Statements of Income.

The increase (decrease) to pretax income of the Company’s adjustment for nonperformance risk on the fair value of its embedded derivatives was $281 million, $(71) million and $98 million, net of DAC, DSIC, unearned revenue amortization and the reinsurance accrual, for the years ended December 31, 2018, 2017 and 2016, respectively.

Securities transferred from Level 3 primarily represent securities with fair values that are now obtained from a third-party pricing service with observable inputs. Securities transferred to Level 3 represent securities with fair values that are now based on a single non-binding broker quote.

The following tables provide a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities:

	December 31, 2018
	Fair Value	Valuation Technique	Unobservable Input	Range				Weighted Average
	(in millions)
Corporate debt securities (private placements)	$871	Discounted cash flow	Yield/spread to U.S. Treasuries	1.0%	–	3.6%		1.5%
Asset backed securities	$374	Discounted cash flow	Annual default rate	2.5%
			Loss severity	25.0%
			Yield/spread to swap rates	85 bps	–	115	bps	87 bps
IUL embedded derivatives	$628	Discounted cash flow	Nonperformance risk(1)	119		bps
Indexed annuity embedded derivatives	$14	Discounted cash flow	Surrender rate	0.0%	–	50.0%
			Nonperformance risk(1)	119		bps
GMWB and GMAB embedded derivatives	$328	Discounted cash flow	Utilization of guaranteed withdrawals(2)	0.0%	–	36.0%
			Surrender rate	0.1%	–	73.4%
			Market volatility(3)	4.0%	–	16.1%
			Nonperformance risk(1)	119		bps

RiverSource Life Insurance Company

	December 31, 2017
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in millions)
Corporate debt securities (private placements)	$1,070	Discounted cash flow	Yield/spread to U.S. Treasuries	0.7%	–	2.3%	1.1%
IUL embedded derivatives	$601	Discounted cash flow	Nonperformance risk(1)	71		bps
GMWB and GMAB embedded derivatives	$(49)	Discounted cash flow	Utilization of guaranteed withdrawals(2)	0.0%	–	42.0%
			Surrender rate	0.1%	–	74.7%
			Market volatility(3)	3.7%	–	16.1%
			Nonperformance risk(1)	71		bps

(1)	The nonperformance risk is the spread added to the observable interest rates used in the valuation of the embedded derivatives.
(2)	The utilization of guaranteed withdrawals represents the percentage of contractholders that will begin withdrawing in any given year.
(3)	Market volatility is implied volatility of fund of funds and managed volatility funds.

Level 3 measurements not included in the table above are obtained from non-binding broker quotes where unobservable inputs utilized in the fair value calculation are not reasonably available to the Company.

Uncertainty of Fair Value Measurements

Significant increases (decreases) in the yield/spread to U.S. Treasuries used in the fair value measurement of Level 3 corporate debt securities in isolation would have resulted in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in the annual default rate used in the fair value measurement of Level 3 asset backed securities in isolation, generally, would have resulted in a significantly lower (higher) fair value measurement and significant increases (decreases) in loss severity in isolation would have resulted in a significantly higher (lower) fair value measurement. Significant increases (decreases) in the yield/spread to swap rates in isolation would have resulted in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in nonperformance risk used in the fair value measurement of the IUL embedded derivatives in isolation would have resulted in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in nonperformance risk and surrender rate used in the fair value measurement of the indexed annuity embedded derivatives in isolation would have resulted in a significantly lower (higher) liability value.

Significant increases (decreases) in utilization and volatility used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would have resulted in a significantly higher (lower) liability value. Significant increases (decreases) in nonperformance risk and surrender rate used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would have resulted in a significantly lower (higher) liability value. Utilization of guaranteed withdrawals and surrender rates vary with the type of rider, the duration of the policy, the age of the contractholder, the distribution channel and whether the value of the guaranteed benefit exceeds the contract accumulation value.

Determination of Fair Value

The Company uses valuation techniques consistent with the market and income approaches to measure the fair value of its assets and liabilities. The Company’s market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The Company’s income approach uses valuation techniques to convert future projected cash flows to a single discounted present value amount. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs.
The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

Assets

Cash Equivalents

Cash equivalents include highly liquid investments with original or remaining maturities at the time of purchase of 90 days or less. The Company’s cash equivalents are classified as Level 2 and measured at amortized cost, which is a reasonable estimate of fair value because of the short time between the purchase of the instrument and its expected realization.

Available-for-Sale Securities

When available, the fair value of securities is based on quoted prices in active markets. If quoted prices are not available, fair values are obtained from third-party pricing services, non-binding broker quotes, or other model-based valuation techniques. Level 1 securities primarily include U.S. Treasuries.

Level 2 securities primarily include corporate bonds, residential mortgage backed securities, commercial mortgage backed securities, state and municipal obligations, asset backed securities and foreign government securities. The fair value of these Level 2 securities is based on a market approach with prices obtained from third-party pricing services. Observable inputs used to

RiverSource Life Insurance Company

value these securities can include, but are not limited to, reported trades, benchmark yields, issuer spreads and non-binding broker quotes.

Level 3 securities primarily include certain corporate bonds, non-agency residential mortgage backed securities and affiliated and unaffiliated asset backed securities. The fair value of corporate bonds, non-agency residential mortgage backed securities and unaffiliated asset backed securities classified as Level 3 is typically based on a single non-binding broker quote. The underlying inputs used for some of the non-binding broker quotes are not readily available to the Company. The Company’s privately placed corporate bonds are typically based on a single non-binding broker quote. The fair value of affiliated asset backed securities is determined using a discounted cash flow model. Inputs used to determine the expected cash flows include assumptions about discount rates and default, prepayment and recovery rates of the underlying assets. Given the significance of the unobservable inputs to this fair value measurement, the fair value of the investment in the affiliated asset backed securities is classified as Level 3.

In consideration of the above, management is responsible for the fair values recorded on the financial statements. Prices received from third-party pricing services are subjected to exception reporting that identifies investments with significant daily price movements as well as no movements. The Company reviews the exception reporting and resolves the exceptions through reaffirmation of the price or recording an appropriate fair value estimate. The Company also performs subsequent transaction testing. The Company performs annual due diligence of third-party pricing services. The Company’s due diligence procedures include assessing the vendor’s valuation qualifications, control environment, analysis of asset-class specific valuation methodologies, and understanding of sources of market observable assumptions and unobservable assumptions, if any, employed in the valuation methodology. The Company also considers the results of its exception reporting controls and any resulting price challenges that arise.

Separate Account Assets

The fair value of assets held by separate accounts is determined by the NAV of the funds in which those separate accounts are invested. The NAV is used as a practical expedient for fair value and represents the exit price for the separate account. Separate account assets are excluded from classification in the fair value hierarchy.

Other Assets

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The variation margin on futures contracts is also classified as Level 1. The fair value of derivatives that are traded in less active over-the-counter (“OTC”) markets is generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The fair value of certain derivatives measured using pricing models which include significant unobservable inputs are classified as Level 3 within the fair value hierarchy. Other derivative contracts consist of the Company’s macro hedge derivatives that contain settlement provisions linked to both equity returns and interest rates. See Note 18 for further information on the macro hedge program. The counterparties’ nonperformance risk associated with uncollateralized derivative assets was immaterial as of December 31, 2018 and 2017. See Note 17 and Note 18 for further information on the credit risk of derivative instruments and related collateral.

Liabilities

Policyholder Account Balances, Future Policy Benefits and Claims

The Company values the embedded derivatives attributable to the provisions of certain variable annuity riders using internal valuation models. These models calculate fair value by discounting expected cash flows from benefits plus margins for profit, risk and expenses less embedded derivative fees. The projected cash flows used by these models include observable capital market assumptions and incorporate significant unobservable inputs related to contractholder behavior assumptions, implied volatility, and margins for risk, profit and expenses that the Company believes an exit market participant would expect. The fair value also reflects a current estimate of the Company’s nonperformance risk specific to these embedded derivatives. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3. The embedded derivatives attributable to these provisions are recorded in policyholder account balances, future policy benefits and claims.

The Company uses various Black-Scholes calculations to determine the fair value of the embedded derivatives associated with the provisions of its indexed annuity and IUL products. Significant inputs to the EIA calculation include observable interest rates, volatilities and equity index levels and, therefore, are classified as Level 2. The fair value of fixed index annuity and IUL embedded derivatives includes significant observable interest rates, volatilities and equity index levels and the significant unobservable estimate of the Company’s nonperformance risk. Given the significance of the nonperformance risk assumption to the fair value, the fixed index annuity and IUL embedded derivatives are classified as Level 3. The embedded derivatives attributable to these provisions are recorded in policyholder account balances, future policy benefits and claims.

RiverSource Life Insurance Company

Other Liabilities

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The variation margin on futures contracts is also classified as Level 1. The fair value of derivatives that are traded in less active OTC markets is generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The Company’s nonperformance risk associated with uncollateralized derivative liabilities was immaterial as of December 31, 2018 and 2017. See Note 17 and Note 18 for further information on the credit risk of derivative instruments and related collateral.

Fair Value on a Nonrecurring Basis

The Company assesses its investment in affordable housing partnerships for other-than-temporary impairment. The investments that are determined to be other-than-temporarily impaired are written down to their fair value. The Company uses a discounted cash flow model to measure the fair value of these investments. Inputs to the discounted cash flow model are estimates of future net operating losses and tax credits available to the Company and discount rates based on market condition and the financial strength of the syndicator (general partner). The balance of affordable housing partnerships measured at fair value on a nonrecurring basis was $112 million and $166 million as of December 31, 2018 and 2017, respectively, and is classified as Level 3 in the fair value hierarchy.

Asset and Liabilities Not Reported at Fair Value

The following tables provide the carrying value and the estimated fair value of financial instruments that are not reported at fair value.

	December 31, 2018
	Carrying Value	Fair Value
(in millions)		Level 1	Level 2	Level 3	Total
Financial Assets
Mortgage loans, net	$2,547	$—	$—	$2,514	$2,514
Policy loans	861	—	—	810	810
Other investments	411	—	355	41	396

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$9,609	$—	$—	$9,672	$9,672
Short-term borrowings	201	—	201	—	201
Other liabilities	59	—	—	57	57
Separate account liabilities at NAV	312				312	(1)

	December 31, 2017
	Carrying Value	Fair Value
(in millions)		Level 1	Level 2	Level 3	Total
Financial Assets
Mortgage loans, net	$2,619	$—	$—	$2,616	$2,616
Policy loans	845	—	—	801	801
Other investments	408	—	373	36	409

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$10,246	$—	$—	$10,755	$10,755
Short-term borrowings	200	—	200	—	200
Other liabilities	123	—	—	119	119
Separate account liabilities at NAV	369				369	(1)

(1)

Amounts are comprised of certain financial instruments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient and have not been classified in the fair value hierarchy.

See Note 7 for additional information on mortgage loans and policy loans. Other investments include syndicated loans and the Company’s membership in the FHLB. See Note 7 for additional information on syndicated loans.

Policyholder account balances, future policy benefit and claims includes fixed annuities in deferral status, non-life contingent fixed annuities in payout status, indexed annuity host contracts and the fixed portion of a small number of variable annuity contracts classified as investment contracts. See Note 10 for additional information on these liabilities. Short-term borrowings include repurchase agreement and FHLB borrowings. See Note 13 for further information on short-term borrowings. Other liabilities include future funding commitments to affordable housing partnerships and other real estate partnerships. Separate account liabilities relate to investment contracts.

RiverSource Life Insurance Company

15.  RELATED PARTY TRANSACTIONS

See Note 4 for information about revenues from contracts with customers earned by the Company from related party transactions with affiliates.

Charges by Ameriprise Financial and affiliated companies to the Company for use of joint facilities, technology support, marketing services and other services aggregated $365 million, $390 million and $400 million for the years ended December 31, 2018, 2017 and 2016, respectively. Certain of these costs are included in DAC. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

Cash dividends or distributions paid and received by RiverSource Life Insurance Company were as follows:

	Years Ended December 31,
(in millions)	2018	2017	2016
Paid to Ameriprise Financial	$750	$700	$1,000
Received from RiverSource Life of NY	48	50	50
Received from RTA	45	20	15
Received from RiverSource REO 1, LLC(1)	2	—	31

(1)	RiverSource REO 1, LLC is a wholly owned subsidiary of RiverSource Life Insurance Company which holds foreclosed mortgage loans and real estate.

For dividends and other distributions from the life insurance companies, advance notification was provided to state insurance regulators prior to payments. See Note 16 for additional information.

The Company’s taxable income is included in the consolidated federal income tax return of Ameriprise Financial. The net amount due from (to) Ameriprise Financial for federal income taxes was $60 million and $(105) million as of December 31, 2018 and 2017, respectively, which is reflected in Other, net within operating activities on the Consolidated Statements of Cash Flows.

In December 2018, the Company invested in AA and A rated asset backed securities issued by AAF, an affiliate of the Company. The asset backed securities are collateralized by a portfolio of loans issued to advisors affiliated with AFSI, an affiliated broker dealer. As of December 31, 2018, the fair value of these asset backed securities was $374 million and is reported in Investments: Available-for-Sale Fixed Maturities on the Company’s Consolidated Balance Sheets.

16.  REGULATORY REQUIREMENTS

The National Association of Insurance Commissioners (“NAIC”) defines Risk-Based Capital (“RBC”) requirements for insurance companies. The RBC requirements are used by the NAIC and state insurance regulators to identify companies that merit regulatory actions designed to protect policyholders. These requirements apply to the Company. The Company has met its minimum RBC requirements.

Insurance companies are required to prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of their respective states of domicile, which vary materially from GAAP. Prescribed statutory accounting practices include publications of the NAIC, as well as state laws, regulations and general administrative rules. The more significant differences from GAAP include charging policy acquisition costs to expense as incurred, establishing annuity and insurance reserves using different actuarial methods and assumptions, valuing investments on a different basis and excluding certain assets from the balance sheet by charging them directly to surplus, such as a portion of the net deferred income tax assets.

RiverSource Life Insurance Company received approval from the Minnesota Department of Commerce to apply a permitted statutory accounting practice, effective July 1, 2017 through June 30, 2019, for certain derivative instruments used to economically hedge the interest rate exposure of certain variable annuity products that do not qualify for statutory hedge accounting. The permitted practice is intended to mitigate the impact to statutory surplus from the misalignment between variable annuity statutory reserves, which are not carried at fair value, and the fair value of derivatives used to economically hedge the interest rate exposure of non-life contingent living benefit guarantees. The permitted practice allows RiverSource Life Insurance Company to defer a portion of the change in fair value, net investment income and realized gains or losses generated from designated derivatives to the extent the amounts do not offset the current period interest-rate related change in the variable annuity statutory reserve liability. The deferred amount is amortized over ten years using the straight-line method with the ability to accelerate amortization at management’s discretion. As of December 31, 2018 and 2017, application of this permitted practice resulted in an increase (decrease) to RiverSource Life Insurance Company’s statutory surplus of approximately $92 million and $(3) million, respectively.

State insurance statutes contain limitations as to the amount of dividends and other distributions that insurers may make without providing prior notification to state regulators. For RiverSource Life Insurance Company, payments in excess of unassigned surplus, as determined in accordance with accounting practices prescribed by the State of Minnesota, require advance notice to the Minnesota Department of Commerce, RiverSource Life Insurance Company’s primary regulator, and are subject to potential disapproval. RiverSource Life Insurance Company’s statutory unassigned surplus (deficit) aggregated $642 million and $(306) million as of December 31, 2018 and 2017, respectively.

RiverSource Life Insurance Company

In addition, dividends or distributions whose fair market value, together with that of other dividends or distributions made within the preceding 12 months, exceed the greater of the previous year’s statutory net gain from operations or 10% of the previous year-end statutory capital and surplus are referred to as “extraordinary dividends.” Extraordinary dividends also require advance notice to the Minnesota Department of Commerce, and are subject to potential disapproval. Statutory capital and surplus was $3.3 billion and $2.4 billion as of December 31, 2018 and 2017, respectively.

Statutory net gain from operations and net income (loss) for RiverSource Life Insurance Company are summarized as follows:

	Years Ended December 31,
(in millions)	2018	2017	2016
Statutory net gain from operations	$1,686	$958	$834
Statutory net income (loss)	1,628	222	322

Government debt securities of $4 million as of both December 31, 2018 and 2017 were on deposit with various states as required by law.

17.  OFFSETTING ASSETS AND LIABILITIES

Certain financial instruments and derivative instruments are eligible for offset in the Consolidated Balance Sheets. The Company’s derivative instruments and repurchase agreements are subject to master netting and collateral arrangements and qualify for offset. A master netting arrangement with a counterparty creates a right of offset for amounts due to and from that same counterparty that is enforceable in the event of a default or bankruptcy. The Company’s policy is to recognize amounts subject to master netting arrangements on a gross basis in the Consolidated Balance Sheets.

The following tables present the gross and net information about the Company’s assets subject to master netting arrangements:

	December 31, 2018
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Assets Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets			Net Amount
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$2,499	$—	$2,499	$(2,066)	$(390)	$(26)	$17
OTC cleared	34	—	34	(23)	—	—	11
Exchange-traded	14	—	14	(1)	—	—	13
Total derivatives	$2,547	$—	$2,547	$(2,090)	$(390)	$(26)	$41

	December 31, 2017
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Assets Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets			Net Amount
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$3,440	$—	$3,440	$(2,599)	$(736)	$(88)	$17
OTC cleared	21	—	21	(15)	—	—	6
Exchange-traded	22	—	22	(1)	—	—	21
Total derivatives	$3,483	$—	$3,483	$(2,615)	$(736)	$(88)	$44

(1)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar arrangements that management elects not to offset on the Consolidated Balance Sheets.

RiverSource Life Insurance Company

The following tables present the gross and net information about the Company’s liabilities subject to master netting arrangements:

	December 31, 2018
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Liabilities Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets			Net Amount
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$2,419	$—	$2,419	$(2,066)	$(24)	$(328)	$1
OTC cleared	23	—	23	(23)	—	—	—
Exchange-traded	10	—	10	(1)	—	—	9
Total derivatives	2,452	—	2,452	(2,090)	(24)	(328)	10
Repurchase agreements	50	—	50	—	—	(50)	—
Total	$2,502	$—	$2,502	$(2,090)	$(24)	$(378)	$10

	December 31, 2017
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Liabilities Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets			Net Amount
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$3,095	$—	$3,095	$(2,599)	$(1)	$(492)	$3
OTC cleared	15	—	15	(15)	—	—	—
Exchange-traded	1	—	1	(1)	—	—	—
Total derivatives	3,111	—	3,111	(2,615)	(1)	(492)	3
Repurchase agreements	50	—	50	—	—	(50)	—
Total	$3,161	$—	$3,161	$(2,615)	$(1)	$(542)	$3

(1)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar arrangements that management elects not to offset on the Consolidated Balance Sheets.

In the tables above, the amount of assets or liabilities presented are offset first by financial instruments that have the right of offset under master netting or similar arrangements, then any remaining amount is reduced by the amount of cash and securities collateral. The actual collateral may be greater than amounts presented in the tables.

When the fair value of collateral accepted by the Company is less than the amount due to the Company, there is a risk of loss if the counterparty fails to perform or provide additional collateral. To mitigate this risk, the Company monitors collateral values regularly and requires additional collateral when necessary. When the value of collateral pledged by the Company declines, it may be required to post additional collateral.

Freestanding derivative instruments are reflected in other assets and other liabilities. Cash collateral pledged by the Company is reflected in other assets and cash collateral accepted by the Company is reflected in other liabilities. Repurchase agreements are reflected in short-term borrowings. See Note 18 for additional disclosures related to the Company’s derivative instruments and Note 13 for additional disclosures related to the Company’s repurchase agreements.

18.  DERIVATIVES AND HEDGING ACTIVITIES

Derivative instruments enable the Company to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. The Company primarily enters into derivative agreements for risk management purposes related to the Company’s products and operations.

The Company’s freestanding derivative instruments are all subject to master netting arrangements. The Company’s policy on the recognition of derivatives on the Consolidated Balance Sheets is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. See Note 17 for additional information regarding the estimated fair value of the Company’s freestanding derivatives after considering the effect of master netting arrangements and collateral.

RiverSource Life Insurance Company

The Company uses derivatives as economic hedges and accounting hedges. The following table presents the notional value and gross fair value of derivative instruments, including embedded derivatives:

	December 31, 2018			December 31, 2017
	Notional	Gross Fair Value		Notional	Gross Fair Value
(in millions)		Assets(1)	Liabilities(2)		Assets(1)	Liabilities(2)
Derivatives not designated as hedging instruments
Interest rate contracts	$57,185	$789	$422	$64,790	$1,081	$415
Equity contracts	51,463	1,704	1,978	56,649	2,367	2,671
Credit contracts	1,206	—	18	715	—	2
Foreign exchange contracts	4,747	54	34	3,996	35	23
Other contracts	—	—	—	450	—	—
Total non-designated hedges	114,601	2,547	2,452	126,600	3,483	3,111
Embedded derivatives
GMWB and GMAB(3)	N/A	—	328	N/A	—	(49)
IUL	N/A	—	628	N/A	—	601
Indexed annuities	N/A	—	17	N/A	—	5
Total embedded derivatives	N/A	—	973	N/A	—	557
Total derivatives	$114,601	$2,547	$3,425	$126,600	$3,483	$3,668

N/A Not applicable.

(1)	The fair value of freestanding derivative assets is included in Other assets on the Consolidated Balance Sheets.
(2)

The fair value of freestanding derivative liabilities is included in Other liabilities on the Consolidated Balance Sheets. The fair value of GMWB and GMAB, IUL, and indexed annuity embedded derivatives is included in Policyholder account balances, future policy benefits and claims on the Consolidated Balance Sheets.

(3)

The fair value of the GMWB and GMAB embedded derivatives as of December 31, 2018 included $646 million of individual contracts in a liability position and $318 million of individual contracts in an asset position. The fair value of the GMWB and GMAB embedded derivatives as of December 31, 2017 included $443 million of individual contracts in a liability position and $492 million of individual contracts in an asset position.

See Note 14 for additional information regarding the Company’s fair value measurement of derivative instruments.

As of December 31, 2018 and 2017, investment securities with a fair value of $28 million and $89 million, respectively, were received as collateral to meet contractual obligations under derivative contracts, of which $28 million and $89 million, respectively, may be sold, pledged or rehypothecated by the Company. As of both December 31, 2018 and 2017, the Company had sold, pledged, or rehypothecated nil of these securities. In addition, as of both December 31, 2018 and 2017, non-cash collateral accepted was held in separate custodial accounts and was not included in the Company’s Consolidated Balance Sheets.

RiverSource Life Insurance Company

The following table presents a summary of the impact of derivatives not designated as hedging instruments, including embedded derivatives, on the Consolidated Statements of Income:

(in millions)	Interest Credited to Fixed Accounts	Benefits, Claims, Losses and Settlement Expenses
Year Ended December 31, 2018
Interest rate contracts	$—	$(312)
Equity contracts	(49)	306
Credit contracts	—	7
Foreign exchange contracts	—	1
Other contracts	—	(4)
GMWB and GMAB embedded derivatives	—	(377)
IUL embedded derivatives	63	—
Indexed annuities embedded derivatives	3	—
Total gain (loss)	$17	$(379)
Year Ended December 31, 2017
Interest rate contracts	$—	$3
Equity contracts	75	(1,006)
Credit contracts	—	(22)
Foreign exchange contracts	—	(23)
Other contracts	—	(2)
GMWB and GMAB embedded derivatives	—	663
IUL embedded derivatives	(45)	—
Total gain (loss)	$30	$(387)
Year Ended December 31, 2016
Interest rate contracts	$—	$38
Equity contracts	20	(857)
Credit contracts	—	2
Other contracts	—	(2)
GMWB and GMAB embedded derivatives	—	237
IUL embedded derivatives	15	—
Total gain (loss)	$35	$(582)

The Company holds derivative instruments that either do not qualify or are not designated for hedge accounting treatment. These derivative instruments are used as economic hedges of equity, interest rate, credit and foreign currency exchange rate risk related to various products and transactions of the Company.

Certain annuity contracts contain GMWB or GMAB provisions, which guarantee the right to make limited partial withdrawals each contract year regardless of the volatility inherent in the underlying investments or guarantee a minimum accumulation value of consideration received at the beginning of the contract period, after a specified holding period, respectively. The GMAB and non-life contingent GMWB provisions are considered embedded derivatives, which are bifurcated from their host contracts for valuation purposes and reported on the Consolidated Balance Sheets at fair value with changes in fair value reported in earnings. The Company economically hedges the exposure related to GMAB and non-life contingent GMWB provisions using options (equity index, interest rate swaptions, etc.), swaps (interest rate, total return, etc.) and futures.

The deferred premium associated with certain of the above options and swaptions is paid or received semi-annually over the life of the contract or at maturity. The following is a summary of the payments the Company is scheduled to make and receive for these options and swaptions as of December 31, 2018:

(in millions)	Premiums Payable	Premiums Receivable
2019	$274	$168
2020	196	130
2021	168	118
2022	207	198
2023	126	43
2024-2028	369	17
Total	$1,340	$674

Actual timing and payment amounts may differ due to future settlements, modifications or exercises of the contracts prior to the full premium being paid or received.

RiverSource Life Insurance Company

The Company has a macro hedge program to provide protection against the statutory tail scenario risk arising from variable annuity reserves on its statutory surplus and to cover some of the residual risks not covered by other hedging activities. As a means of economically hedging these risks, the Company may use a combination of futures, options, swaps and swaptions. Certain of the macro hedge derivatives contain settlement provisions linked to both equity returns and interest rates. The Company’s macro hedge derivatives that contain settlement provisions linked to both equity returns and interest rates are shown in Other contracts in the tables above.

Indexed annuity and IUL products have returns tied to the performance of equity markets. As a result of fluctuations in equity markets, the obligation incurred by the Company related to indexed annuity and IUL products will positively or negatively impact earnings over the life of these products. The equity component of indexed annuity and IUL product obligations are considered embedded derivatives, which are bifurcated from their host contracts for valuation purposes and reported on the Consolidated Balance Sheets at fair value with changes in fair value reported in earnings. As a means of economically hedging its obligations under the provisions of these products, the Company enters into index options and futures contracts.

Cash Flow Hedges

During the year ended December 31, 2018, the Company held no derivatives that were designated as cash flow hedges. During the years ended December 31, 2018 and 2017, no hedge relationships were discontinued due to forecasted transactions no longer being expected to occur according to the original hedge strategy. For the years ended December 31, 2018, 2017 and 2016, amounts recognized in earnings on derivative transactions that were ineffective were not material. See Note 19 for a summary of net unrealized gains (losses) included in AOCI related to previously designated cash flow hedges.

Credit Risk

Credit risk associated with the Company’s derivatives is the risk that a derivative counterparty will not perform in accordance with the terms of the applicable derivative contract. To mitigate such risk, the Company has established guidelines and oversight of credit risk through a comprehensive enterprise risk management program that includes members of senior management. Key components of this program are to require preapproval of counterparties and the use of master netting and collateral arrangements whenever practical. See Note 17 for additional information on the Company’s credit exposure related to derivative assets.

Certain of the Company’s derivative contracts contain provisions that adjust the level of collateral the Company is required to post based on the Company’s financial strength rating (or based on the debt rating of the Company’s parent, Ameriprise Financial). Additionally, certain of the Company’s derivative contracts contain provisions that allow the counterparty to terminate the contract if the Company does not maintain a specific financial strength rating or Ameriprise Financial’s debt does not maintain a specific credit rating (generally an investment grade rating). If these termination provisions were to be triggered, the Company’s counterparty could require immediate settlement of any net liability position. As of December 31, 2018 and 2017, the aggregate fair value of derivative contracts in a net liability position containing such credit contingent provisions was $91 million and $299 million, respectively. The aggregate fair value of assets posted as collateral for such instruments as of December 31, 2018 and 2017 was $90 million and $296 million, respectively. If the credit contingent provisions of derivative contracts in a net liability position as of December 31, 2018 and 2017 were triggered, the aggregate fair value of additional assets that would be required to be posted as collateral or needed to settle the instruments immediately would have been $1 million and $3 million, respectively.

19.  SHAREHOLDER’S EQUITY

The following tables provide the amounts related to each component of OCI:

	Years Ended December 31, 2018
(in millions)	Pretax	Income Tax Benefit (Expense)	Net of Tax
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) on securities arising during the period(1)	$(952)	$203	$(749)
Reclassification of net (gains) losses on securities included in net income(2)	(9)	2	(7)
Impact of DAC, DSIC, unearned revenue, benefit reserves and reinsurance recoverables	435	(91)	344
Net unrealized gains (losses) on securities	(526)	114	(412)
Net unrealized gains (losses) on derivatives:
Reclassification of net (gains) losses on derivatives included in net income(3)	1	—	1
Net unrealized gains (losses) on derivatives	1	—	1
Total other comprehensive income (loss)	$(525)	$114	$(411)

RiverSource Life Insurance Company

	Years Ended December 31, 2017
(in millions)	Pretax	Income Tax Benefit (Expense)	Net of Tax
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) on securities arising during the period(1)	$210	$(61)	$149
Reclassification of net (gains) losses on securities included in net income(2)	(44)	15	(29)
Impact of DAC, DSIC, unearned revenue, benefit reserves and reinsurance recoverables	(180)	57	(123)
Net unrealized gains (losses) on securities	(14)	11	(3)
Net unrealized gains (losses) on derivatives:
Reclassification of net (gains) losses on derivatives included in net income(3)	5	(2)	3
Net unrealized gains (losses) on derivatives	5	(2)	3
Other	(1)	—	(1)
Total other comprehensive income (loss)	$(10)	$9	$(1)

	Years Ended December 31, 2016
(in millions)	Pretax	Income Tax Benefit (Expense)	Net of Tax
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) on securities arising during the period(1)	$350	$(124)	$226
Reclassification of net (gains) losses on securities included in net income(2)	(17)	6	(11)
Impact of DAC, DSIC, unearned revenue, benefit reserves and reinsurance recoverables	(242)	85	(157)
Net unrealized gains (losses) on securities	91	(33)	58
Net unrealized gains (losses) on derivatives:
Reclassification of net (gains) losses on derivatives included in net income(3)	6	(2)	4
Net unrealized gains (losses) on derivatives	6	(2)	4
Total other comprehensive income (loss)	$97	$(35)	$62

(1)	Includes other-than-temporary impairment losses on Available-for-Sale securities related to factors other than credit that were recognized in other comprehensive income (loss) during the period.
(2)	Reclassification amounts are recorded in net realized investment gains (losses).
(3)	Reclassification amounts are recorded in net investment income.

Other comprehensive income (loss) related to net unrealized securities gains (losses) includes three components: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period; (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales of Available-for-Sale securities and due to the reclassification of noncredit other-than-temporary impairment losses to credit losses; and (iii) other adjustments primarily consisting of changes in insurance and annuity asset and liability balances, such as DAC, DSIC, unearned revenue, benefit reserves and reinsurance recoverables, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

RiverSource Life Insurance Company

The following table presents the changes in the balances of each component of AOCI, net of tax:

(in millions)	Net Unrealized Gains (Losses) on Securities	Net Unrealized Gains (Losses) on Derivatives	Other	Total
Balance, January 1, 2016	$403	$(8)	$—	$395
OCI before reclassifications	69	—	—	69
Amounts reclassified from AOCI	(11)	4	—	(7)
Total OCI	58	4	—	62
Balance, December 31, 2016	461 (1)	(4)	—	457
OCI before reclassifications	26	—	(1)	25
Amounts reclassified from AOCI	(29)	3	—	(26)
Total OCI	(3)	3	(1)	(1)
Balance, December 31, 2017	458 (1)	(1)	(1)	456
OCI before reclassifications	(405)	—	—	(405)
Amounts reclassified from AOCI	(7)	1	—	(6)
Total OCI	(412)	1	—	(411)
Balance, December 31, 2018	$46 (1)	$—	$(1)	$45

(1)	Includes nil, nil and nil of noncredit related impairments on securities and net unrealized gains (losses) on previously impaired securities as of December 31, 2018, 2017 and 2016, respectively.

20.  INCOME TAXES

The components of income tax provision were as follows:

	Years Ended December 31,
(in millions)	2018	2017	2016
Current income tax
Federal	$35	$158	$18
State	3	1	1
Total current income tax	38	159	19
Deferred income tax
Federal	(1)	103	6
State	(2)	(2)	(1)
Total deferred income tax	(3)	101	5
Total income tax provision	$35	$260	$24

On December 22, 2017, the Tax Act was signed into law. The provision for income taxes for the year ended December 31, 2017 included an expense of $140 million due to the enactment of the Tax Act. The $140 million expense included a $136 million expense for the remeasurement of deferred tax assets and liabilities to the Tax Act’s statutory rate of 21% and a $4 million expense for the remeasurement of tax contingencies, specifically state tax contingencies and interest accrued for tax contingencies. In 2018, the Company finalized its accounting related to the Tax Act and determined no adjustments were necessary.

The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rates of 21% for 2018 and 35% for 2017 and 2016 were as follows:

	Years Ended December 31,
	2018	2017	2016
Tax at U.S. statutory rate	21.0%	35.0%	35.0%
Changes in taxes resulting from:
Low income housing tax credits	(8.5)	(7.4)	(9.4)
Dividend received deduction	(4.2)	(12.9)	(17.1)
Foreign tax credit, net of addback	(2.8)	(2.7)	(3.8)
Impact of Tax Act	(1.1)	14.0	—
Taxes applicable to prior years	(1.1)	—	(2.0)
Other, net	0.4	—	0.7
Income tax provision	3.7%	26.0%	3.4%

The decrease in the Company’s effective tax rate for the year ended December 31, 2018 compared to 2017 is primarily the result of the decrease in the federal statutory rate and a $140 million expense in 2017 due to provisions of the Tax Act and an increase in low income housing credits, partially offset by lower levels of the dividends received deduction. The increase in the

RiverSource Life Insurance Company

Company’s effective tax rate for the year ended December 31, 2017 compared to 2016 was primarily due to a $140 million expense in 2017 due to provisions of the Tax Act, including remeasurement of net deferred tax assets and remeasurement of tax contingencies.

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for GAAP reporting versus income tax return purposes. Deferred income tax assets and liabilities are measured at the statutory rate of 21% as of both December 31, 2018 and 2017. The significant components of the Company’s deferred income tax assets and liabilities, which are included net within other assets or other liabilities on the Consolidated Balance Sheets, were as follows:

	December 31,
(in millions)	2018	2017
Deferred income tax assets
Liabilities for policyholder account balances, future policy benefits and claims	$705	$599
Investment related	144	251
Other	14	29
Gross deferred income tax assets	863	879
Less: valuation allowance	11	11
Total deferred income tax assets	852	868
Deferred income tax liabilities
Deferred acquisition costs	423	431
Deferred sales inducement costs	53	62
Net unrealized gains on Available-for-Sale securities	37	150
Depreciation	—	13
Other	12	1
Gross deferred income tax liabilities	525	657
Net deferred income tax assets	$327	$211

Included in the Company’s deferred income tax assets are tax benefits primarily related to state net operating losses of $10 million, net of federal benefit, which will expire beginning December 31, 2019. Based on analysis of the Company’s tax position, management believes it is more likely than not that the Company will not realize certain state net operating losses and state deferred tax assets; therefore, a valuation allowance of $11 million has been established.

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits was as follows:

(in millions)	2018	2017	2016
Balance at January 1	$14	$59	$95
Additions based on tax positions related to the current year	5	5	6
Additions for tax positions of prior years	1	—	31
Reductions for tax positions of prior years	(1)	(50)	(68)
Audit settlements	—	—	(5)
Balance at December 31	$19	$14	$59

If recognized, approximately $8 million, $5 million and $6 million, net of federal tax benefits, of unrecognized tax benefits as of December 31, 2018, 2017 and 2016, respectively, would affect the effective tax rate.

It is reasonably possible that the total amounts of unrecognized tax benefits will change in the next 12 months. The Company estimates that the total amount of gross unrecognized tax benefits may decrease by approximately $10 million in the next 12 months primarily due to Internal Revenue Service (“IRS”) settlements and state exams.

The Company recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. The Company recognized a net decrease of nil, $1 million, and $39 million in interest and penalties for the years ended December 31, 2018, 2017 and 2016, respectively. As of both December 31, 2018 and 2017, the Company had a payable of $1 million related to accrued interest and penalties.

The Company files income tax returns as part of its inclusion in the consolidated federal income tax returns of Ameriprise Financial in the U.S. federal jurisdiction and various state jurisdictions. In the first quarter of 2018, the Company received cash settlements for final resolution of the 2008 through 2010 IRS audits. In the third quarter of 2018, Ameriprise Financial reached an agreement with IRS appeals to resolve the 2012 and 2013 audits. Accordingly, Ameriprise Financial’s IRS audits are effectively settled through 2013. The IRS is currently auditing Ameriprise Financial’s U.S. income tax returns for 2014 and 2015. Ameriprise Financial’s or the Company’s state income tax returns are currently under examination by various jurisdictions for years ranging from 2009 through 2017.

RiverSource Life Insurance Company

21.  COMMITMENTS, GUARANTEES AND CONTINGENCIES

Commitments

The following table presents the Company’s funding commitments as of December 31:

(in millions)	2018	2017
Commercial mortgage loans	$50	$31
Affordable housing and other real estate partnerships	59	123
Total funding commitments	$109	$154

Guarantees

The Company’s annuity and life products all have minimum interest rate guarantees in their fixed accounts. As of December 31, 2018, these guarantees range from 1% to 5%.

Contingencies

Insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), claims handling, and unclaimed property and escheatment practices and procedures. The Company has cooperated and will continue to cooperate with the applicable regulators.

The Company is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. The Company believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory investigation, examination or proceeding that is likely to have a material adverse effect on its consolidated financial condition, results of operations or liquidity. Notwithstanding the foregoing, it is possible that the outcome of any current or future legal, arbitration or regulatory proceeding could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

Uncertain economic conditions, heightened and sustained volatility in the financial markets and significant financial reform legislation may increase the likelihood that clients and other persons or regulators may present or threaten legal claims or that regulators increase the scope or frequency of examinations of the Company or the insurance industry generally.

RiverSource Life Insurance Company and RiverSource Life of NY are required by law to be a member of the guaranty fund association in every state where they are licensed to do business. In the event of insolvency of one or more unaffiliated insurance companies, the Company could be adversely affected by the requirement to pay assessments to the guaranty fund associations.

The Company projects its cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations (“NOLHGA”) and the amount of its premiums written relative to the industry-wide premium in each state. The Company accrues the estimated cost of future guaranty fund assessments when it is considered probable that an assessment will be imposed, the event obligating the Company to pay the assessment has occurred and the amount of the assessment can be reasonably estimated.

The Company has a liability for estimated guaranty fund assessments and a related premium tax asset. As of December 31, 2018 and 2017, the estimated liability was $12 million and $14 million, respectively, and the related premium tax asset was $11 million and $12 million, respectively. The expected period over which guaranty fund assessments will be made and the related tax credits recovered is not known.

S-6318 CF (4/19)

PART C.

Item 24. Financial Statements and Exhibits

(a)	Financial Statements included in Part B of this Registration Statement:

The audited financial statements of the RiverSource Variable Annuity Account including:

Report of Independent Registered Public Accounting Firm dated April 19, 2019

Statements of Assets and Liabilities for the year ended Dec. 31, 2018

Statements of Operations for the year ended Dec. 31, 2018

Statements of Changes in Net Assets for the two years ended Dec. 31, 2018

Notes to Financial Statements

The audited financial statements of the RiverSource Life Insurance Company including:

Report of Independent Registered Public Accounting Firm dated Feb. 26, 2019

Consolidated Balance Sheets as of Dec. 31, 2018 and 2017

Consolidated Statements of Income for the years ended Dec. 31, 2018, 2017 and 2016

Consolidated Statements of Comprehensive Income for the years ended Dec. 31, 2018, 2017 and 2016

Consolidated Statements of Shareholder’s Equity for the three years ended Dec. 31, 2018, 2017 and 2016

Consolidated Statements of Cash Flows for the years ended Dec. 31, 2018, 2017 and 2016

Notes to Consolidated Financial Statements

(b)	Exhibits:

1.1

Resolution of the Executive Committee of the Board of Directors of American Enterprise Life Insurance Company establishing the American Enterprise Variable Annuity Account dated July 15, 1987, filed electronically as Exhibit 1 to American Enterprise Life Personal Portfolio Plus 2’s Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated by reference.

1.2

Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 10 subaccounts dated Aug. 21, 1997, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account’s Post-Effective Amendment No. 8 to Registration Statement No. 33-54471, filed on or about Aug. 27, 1997, is incorporated by reference.

1.3

Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 6 subaccounts dated June 17, 1998, filed electronically as Exhibit 1.3 to American Enterprise Variable Annuity Accounts Post-Effective Amendment No. 12 to Registration Statement No. 33-54471, filed on or about Aug. 24, 1998, is incorporated by reference.

1.4

Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 16 subaccounts dated Jan. 20, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account’s Pre-Effective Amendment No. 1 to Registration Statement No. 333-67595, filed on or about Feb. 16, 1999, is incorporated by reference.

1.5

Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 37 subaccounts dated June 29, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account’s Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865, filed on or about July 8, 1999, is incorporated by reference.

1.6

Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 236 subaccounts dated Sept. 8, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account’s Pre-Effective Amendment No. 1 to Registration Statement No. 333-82149, filed on or about Sept. 21, 1999, is incorporated by reference.

1.7

Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 67 subaccounts dated Nov. 22, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account’s Post-Effective Amendment No. 2 to Registration Statement No. 333-85567 filed on or about Dec. 30, 1999 is incorporated by reference.

1.8

Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 15 subaccounts dated Feb. 2, 2000, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account’s Pre-Effective Amendment No. 1 to Registration Statement No. 333-92297, filed on or about Feb. 11, 2000, is incorporated by reference.

1.9

Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 141 additional subaccounts within the separate account dated April 25, 2000, filed electronically as Exhibit 1.3 to Registrant’s Post – Effective Amendment No. 2 to Registation Statement No. 333-74865, filed on or about April 28, 2000, is incorporated by reference.

1.10

Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 1 additional subaccount within the separate account dated April 25, 2000, filed electronically as Exhibit 1.4 to Registrant’s Post-Effective Amendment No. 3 to Registration Statement No. 333-74865, filed on or about April 27, 2001, is incorporated by reference.

1.11

Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 21 subaccounts dated April 13, 2001, filed electronically as Exhibit 1.4 to American Enterprise Variable Annuity Account’s Post-Effective Amendment No. 7 to Registration Statement No. 333-85567, filed on or about April 30, 2001, is incorporated by reference.

1.12

Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 12 subaccounts dated Sept. 29, 2000, filed electronically as Exhibit 1.12 to Registrant’s Pre-Effective Amendment No. 1 to Registration Statement No. 333-73958, filed on or about Feb. 20, 2002, is incorporated by reference.

1.13

Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 85 subaccounts dated Feb. 5, 2002, filed electronically as Exhibit 1.13 to Registrant’s Pre-Effective Amendment No. 1 to Registration Statement No. 333-73958, filed on or about Feb. 20, 2002, is incorporated by reference.

1.14

Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 109 subaccounts dated April 17, 2002, filed electronically as Exhibit 1.14 to American Enterprise Variable Annuity Account’s Post-Effective Amendment No. 11 to Registration Statement No. 333-85567, filed on or about April 25, 2002 is incorporated by reference.

1.15

Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 229 subaccounts dated July 1, 2002, filed electronically as Exhibit 1.15 to the American Enterprise Variable Annuity Account’s Post-Effective Amendment No. 6 to Registration Statement No. 333-92297, is incorporated by reference.

1.16

Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 339 subaccounts dated December 16, 2002, filed electronically as Exhibit 1.16 to Post-Effective Amendment No. 3 to Registration Statement No. 333-73958, filed on or about December 20, 2002, is incorporated by reference.

1.17

Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 6 subaccounts dated April 1, 2003 filed electronically as Exhibit 1.17 to Registrant’s Post-Effective Amendment No. 12 to Registration Statement No. 333-85567 on or about April 24, 2003 is incorporated by reference.

1.18

Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 183 subaccounts dated October 29, 2003 filed electronically as Exhibit 1.18 to Registrant’s Post-Effective Amendment No. 15 to Registration Statement No. 333-92297 filed on or about October 30, 2003 is incorporated by reference.

1.19

Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 973 subaccounts dated April 26, 2004 filed electronically as Exhibit 1.19 to Registrant’s Post-Effective Amendment No. 9 to Registration Statement No. 333-74865 filed on or about April 27, 2004 is incorporated by reference.

1.20

Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing an additional subaccount within the separate account that will invest in RiverSource(SM) Variable Portfolio—Global Inflation Protected Securities Fund dated April 24, 2006 filed electronically as Exhibit 1.20 to Registrant’s Post-Effective Amendment No. 14 to Registration Statement No. 333-74865, filed on or about April 28, 2006, is incorporated by reference.

1.21

Unanimous Written Consent of the Board of Directors In Lieu of a Meeting for IDS Life Insurance Company, adopted December 8, 2006 for the Re-designation of the Separate Accounts to Reflect Entity Consolidation and Rebranding filed electronically as Exhibit 27(a)(6) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is herein incorporated by reference.

1.22

Resolution of the Board of Directors of RiverSource Life Insurance Company establishing 408 additional subaccounts dated April 6, 2011 filed electronically as Exhibit 1.22 to Registrant’s Post-Effective Amendment No.12 to Registration Statement No. 333-139760 filed electronically as Exhibit 1.22 to Registrant’s Post-Effective Amendment No. 12 to Registration Statement No.333-139760, filed on or about April 22, 2011, is incorporated herein by reference.

2.	Not applicable.

3.1

Form of Principal Underwriter Agreement for RiverSource Life Insurance Company Variable Annuities and Variable Life Insurance, filed as Exhibit 3.2 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

3.2	Not applicable.

4.1

Form of Deferred Annuity Contract (form 43431) filed electronically as Exhibit 4.1 to Registrant’s Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865 filed on or about Aug. 4, 1999, is incorporated by reference.

4.2

Form of Roth IRA Endorsement (form 43094) filed electronically as Exhibit 4.2 to Registrant’s Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865 filed on or about Aug. 4, 1999, is incorporated by reference.

4.3

Form of SEP-IRA Endorsement (form 43433) filed electronically as Exhibit 4.3 to Registrant’s Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865 filed on or about Aug. 4, 1999, is incorporated by reference.

4.4

Form of TSA Endorsement (form 43413) filed electronically as Exhibit 4.4 to American Enterprise Variable Annuity Account’s Pre-Effective Amendment No. 1 to Registration Statement No. 333-67595, filed on or about July 8, 1999, is incorporated by reference.

4.5

Form of Guaranteed Minimum Income Benefit Rider (6% Accumulation Benefit Base) (form 240186), filed electronically as Exhibit 4.2 to American Enterprise Variable Annuity Account’s Post-Effective Amendment No. 3 to Registration Statement No. 333-85567 on form N-4, filed on or about Feb. 11, 2000, is incorporated by reference.

4.6

Form of 5% Accumulation Death Benefit Rider (form 240183), filed electronically as Exhibit 4.3 to American Enterprise Variable Annuity Account’s Post-Effective Amendment No. 1 to Registration Statement No. 333-85567 on form N-4, filed on or about Dec. 8, 1999, is incorporated by reference.

4.7

Form of 8% Performance Credit Rider (form 240187), filed electronically as Exhibit 4.4 to American Enterprise Variable Annuity Account’s Post-Effective Amendment No. 2 to Registration Statement No. 333-85567 on form N-4, filed on or about Dec. 30, 1999, is incorporated by reference.

4.8

Form of Traditional IRA or SEP-IRA Endorsement (form 272108) filed electronically as Exhibit 4.11 to American Enterprise Variable Annuity Account’s Post-Effective Amendment No. 10 to Registration Statement No. 333-92297, filed on or about January 30, 2003, is incorporated by reference.

4.9

Form of Roth IRA Endorsement (form 272109) filed electronically as Exhibit 4.12 to Post-Effective Amendment No. 10 to Registration Statement No. 333-92297, filed on or about January 30, 2003, is incorporated by reference.

4.10

Form of Variable Annuity Unisex Endorsement (form 272110) filed electronically as Exhibit 4.13 to American Enterprise Variable Annuity Account’s Post-Effective Amendment No. 10 to Registration Statement No. 333-92297, filed on or about January 30, 2003, is incorporated by reference.

4.11

Form of Maximum Anniversary Value Death Benefit Rider (form 272869) filed electronically as Exhibit 4.11 to Registrant’s Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about February 2, 2004 is incorporated by reference.

4.12

Form of 5% Accumulation Death Benefit Rider (form 272870) filed electronically as Exhibit 4.12 to Registrant’s Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about February 2, 2004 is incorporated by reference.

4.13

Form of Enhanced Death Benefit Rider (form 272871) filed electronically as Exhibit 4.13 to Registrant’s Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about February 2, 2004 is incorporated by reference.

4.14

Form of Guaranteed Minimum Income Benefit Rider (Maximum Anniversary Value Benefit Base) (form 272872) filed electronically as Exhibit 4.14 to Registrant’s Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about February 2, 2004 is incorporated by reference.

4.15

Form of Guaranteed Minimum Income Benefit Rider (5% Accumulation Benefit Base) (form 272873) filed electronically as Exhibit 4.15 to Registrant’s Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about February 2, 2004 is incorporated by reference.

4.16

Form of Guaranteed Minimum Income Benefit Rider (Greater of Maximum Anniversary Value Benefit Base or 5% Accumulation Benefit Base) (form 272874) filed electronically as Exhibit 4.16 to Registrant’s Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about February 2, 2004 is incorporated by reference.

4.17

Form of Guaranteed Minimum Withdrawal Benefit Rider (The Guarantor (SM) Withdrawal Benefit Rider) (form 272875-E) filed electronically as Exhibit 4.17 to Registrant’s Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about February 2, 2004 is incorporated by reference.

4.18

Form of Deferred Variable Annuity Contract (form 272876 DPSIG) filed electronically as Exhibit 4.18 to Registrant’s Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about February 2, 2004 is incorporated by reference.

4.19

Form of Guaranteed Minimum Withdrawal Benefit Rider (form 273567-E) filed as Exhibit 4.22 to American Enterprise Variable Annuity Account’s Post-Effective Amendment No. 22 to Registration Statement No. 333-92297 filed on or about Jan. 28, 2005 is incorporated by reference.

4.20

Form of Guaranteed Minimum Accumulation Benefit Rider (form 273568) filed electronically as Exhibit 4.23 to American Enterprise Variable Annuity Account’s Post-Effective Amendment No. 22 to Registration Statement No. 333-92297 filed on or about Jan. 28, 2005 is incorporated by reference.

4.21

Form of Annuity Endorsement (form 273566) filed electronically as Exhibit 4.24 to American Enterprise Variable Annuity Account’s Post-Effective Amendment No. 22 to Registration Statement No. 333-92297 filed on or about Jan. 28, 2005 is incorporated by reference.

4.22

Form of Guaranteed Minimum Lifetime Withdrawal Benefit Rider (Guarantor Withdrawal Benefit for Life (SM) Rider) (Form 273959) filed electronically as Exhibit 4.22 to Post-Effective Amendment No. 14 to Registration Statement No. 333-74865, filed on or about April 28, 2006, is incorporated by reference. 4.23 Form of Guarantor (SM) Withdrawal Benefit (form 273567-E) filed as Exhibit 4.26 to American Enterprise Variable Annuity Account’s Post-Effective Amendment No. 30 to Registration Statement No. 333-92297 on or about August 25, 2006 is incorporated by reference.

4.24

Form of Guarantor (SM) Withdrawal Benefit (form 272875-E) filed as Exhibit 4.27 to American Enterprise Variable Annuity Account’s Post-Effective Amendment No. 30 to Registration Statement No. 333-92297 on or about August 25, 2006 is incorporated by reference.

4.25

Form of MVA Endorsement (form 44182) filed as Exhibit 4.25 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.26

Form of Withdrawal Charges Endorsement (form 44189) filed as Exhibit 4.26 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.27

Form of Age Endorsement (form 240496) filed as Exhibit 4.27 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.28

Form of Benefit Protector (SM) Death Benefit Rider (form 271155) filed electronically as Exhibit 4.15 to American Enterprise Variable Annuity Account’s Post-Effective Amendment No. 6 to Registration Statement No. 333-85567 on or about March 1, 2001 is incorporated by reference.

4.29

Form of Benefit Protector Plus Death Benefit Rider (form 271156) filed electronically as Exhibit 4.16 to American Enterprise Variable Annuity Account’s Post-Effective Amendment No. 6 to Registration Statement No. 333-85567 on or about March 1, 2001 is incorporated by reference.

4.30

Form of TSA Plan Endorsement – RVSL (form 272865) filed as Exhibit 4.30 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.31

Form of TSA Plan Endorsement – AEL (form 272865) filed as Exhibit 4.31 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.32

Form of 401 Plan Endorsement – RVSL (form 272866) filed as Exhibit 4.32 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.33

Form of 401 Plan Endorsement – AEL (form 272866) filed as Exhibit 4.33 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.34

Form of Unisex Endorsement (form 272867) filed as Exhibit 4.34 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.35

Form of Fixed and Variable Annuity Contract (form 272876) filed as Exhibit 4.35 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.36

Form of Pre-election endorsement (form 273566) filed electronically as Exhibit 4.24 to American Enterprise Variable Annuity Account’s Post-Effective Amendment No. 22 to Registration Statement No. 333-92297 on or about Jan. 28, 2005 is incorporated by reference.

4.37

Form of Fixed and Variable Annuity Contract – RVSL (form 273954) filed as Exhibit 4.37 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.38

Form of Fixed and Variable Annuity Contract – AEL (form 273954) filed as Exhibit 4.38 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.39

Form of Contract Data Pages – AEL (form 273954 DPSIG) filed as Exhibit 4.39 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.40

Form of MAV GMIB Rider – RVSL (form 273961) filed as Exhibit 4.40 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.41

Form of MAV GMIB Rider – AEL (form 273961) filed as Exhibit 4.41 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.42

Form of 5% GMIB Rider – RVSL (form 273962) filed as Exhibit 4.42 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.43

Form of 5% GMIB Rider – AEL (form 273962) filed as Exhibit 4.43 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.44

Form of Greater of MAV or 5% GMIB Rider – RVSL (form 273963) filed as Exhibit 4.44 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.45

Form of Greater of MAV or 5% GMIB Rider – AEL (form 273963) filed as Exhibit 4.45 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.46

Form of Unisex Endorsement – RVSL (form 273964) filed as Exhibit 4.46 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.47

Form of Unisex Endorsement – AEL (form 273964) filed as Exhibit 4.47 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.48

Form of 5% Death Benefit Rider – RVSL (form 273965) filed as Exhibit 4.48 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.49

Form of 5% Death Benefit Rider – AEL (form 273965) filed as Exhibit 4.49 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.50

Form of Greater of MAV or 5% Death Benefit Rider – RVSL (form 273966) filed as Exhibit 4.50 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.51

Form of Greater of MAV or 5% Death Benefit Rider – AEL (form 273966) filed as Exhibit 4.51 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.52

Form of Contract Data Pages – RVSL (form 273954 DPSIG) filed as Exhibit 4.52 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.53

Form of Guaranteed Minimum Withdrawal Benefit Joint Life Rider (form 273959-jt) filed as Exhibit 4.52 to Registrant’s Post-Effective Amendment No. 1 under Registration Statement 333-139763 on or about February 23, 2007, is incorporated herein by reference.

4.54

Form of Guaranteed Minimum Withdrawal Benefit Single Life Rider (form 273959-SG) filed electronically as Exhibit 4.51 to Registrant’s Post-Effective Amendment No. 1 under Registration Statement 333-139763 on or about February 23, 2007, is incorporated herein by reference.

4.55

Form of Guaranteed Minimum Withdrawal Benefit Single Life Rider (form 275062-sg) filed electronically as Exhibit 4.59 to Registrant’s Post-Effective Amendment No. 12 under Registration Statement 333-139759 on or about June 6, 2009 is incorporated herein by reference.

4.56

Form of Guaranteed Minimum Withdrawal Benefit Joint Life Rider (form 275062-jt) filed electronically as Exhibit 4.60 to Registrant’s Post-Effective Amendment No. 12 under Registration Statement 333-139759 on or about June 6, 2009 is incorporated herein by reference.

4.57

Form of Deferred Annuity Contract (form 411265) filed as Exhibit 4.55 to Registrant’s Post-Effective Amendment No. 10 under Registration Statement 333-139763 on or about Nov. 25, 2009 is incorporated herein by reference.

4.58

Form of Deferred Annuity Contract (form 411265) data pages for RiverSource Signature Select Variable Annuity filed electronically as Exhibit 4.58 to Registrant’s Post-Effective Amendment No. 7 under Registration Statement No.333- 139760 on or about Nov. 25, 2009 is incorporated herein by reference.

4.59

Form of Guarantee Period Accounts Endorsement (form 411272) filed as Exhibit 4.57 to Registrant’s Post-Effective Amendment No. 10 under Registration Statement 333-139763 on or about Nov. 25, 2009 is incorporated herein by reference.

4.60

Form of Maximum Anniversary Value Death Benefit Rider (form 411278) filed as Exhibit 4.58 to Registrant’s Post-Effective Amendment No. 10 under Registration Statement 333-139763 on or about Nov. 25, 2009 is incorporated herein by reference.

4.61

Form of 5% Accumulation Death Benefit Rider (form 411279) filed as Exhibit 4.59 to Registrant’s Post-Effective Amendment No. 10 under Registration Statement 333-139763 on or about Nov. 25, 2009 is incorporated herein by reference.

4.62

Form of Enhanced Death Benefit Rider (form 411280) filed as Exhibit 4.60 to Registrant’s Post-Effective Amendment No. 10 under Registration Statement 333-139763 on or about Nov. 25, 2009 is incorporated herein by reference.

4.63

Form of Return of Purchase Payment Death Benefit Rider (form 411277) filed as Exhibit 4.61 to Registrant’s Post-Effective Amendment No. 10 under Registration Statement 333-139763 on or about Nov. 25, 2009 is incorporated herein by reference.

4.64

Form of Benefit Protector (SM) Death Benefit Rider (form 411281) filed as Exhibit 4.62 to Registrant’s Post-Effective Amendment No. 10 under Registration Statement 333-139763 on or about Nov. 25, 2009 is incorporated herein by reference.

4.65

Form of Benefit Protector (SM) Plus Death Benefit Rider (form 411282) filed as Exhibit 4.63 to Registrant’s Post-Effective Amendment No. 10 under Registration Statement 333-139763 on or about Nov. 25, 2009 is incorporated herein by reference.

4.66

Form of Guaranteed Minimum Accumulation Benefit Rider (form 411283) filed as Exhibit 4.64 to Registrant’s Post-Effective Amendment No. 10 under Registration Statement 333-139763 on or about Nov. 25, 2009 is incorporated herein by reference.

4.67

Form of Guaranteed Lifetime Withdrawal Benefit Single Life Rider SecureSource Stages® Rider (form 411284-sg) filed as Exhibit 4.65 to Registrant’s Post-Effective Amendment No. 10 under Registration Statement 333-139763 on or about Nov. 25, 2009 is incorporated herein by reference.

4.68

Form of Guaranteed Lifetime Withdrawal Benefit Joint Life Rider SecureSource Stages® Rider (form 411284-jt) filed as Exhibit 4.66 to Registrant’s Post-Effective Amendment No. 10 under Registration Statement 333-139763 on or about Nov. 25, 2009 is incorporated herein by reference.

4.69

Form of Guaranteed Lifetime Withdrawal Benefit Single Life Rider SecureSource Stages 2 Rider filed as Exhibit 4.48 to RiverSource Variable Account 10 Post-Effective Amendment No. 61 under Registration Statement 333-79311 on or about July 12, 2010 is incorporated herein by reference.

4.70

Form of Guaranteed Lifetime Withdrawal Benefit Joint Life Rider SecureSource Stages 2 Rider filed as Exhibit 4.49 to RiverSource Variable Account 10 Post-Effective Amendment No. 61 under Registration Statement 333-79311 on or about July 12, 2010 is incorporated herein by reference.

5.

Form of Variable Annuity Application (form 43432) filed electronically as Exhibit 5 to Registrant’s Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865 filed on or about Aug. 4, 1999, is incorporated by reference.

5.2

Form of Application (form 270234) filed as Exhibit 5.2 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

5.3

Form of Application (form 271843) filed as Exhibit 5.3 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

5.4

Form of Application (form 272878) filed as Exhibit 5.4 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

5.5

Form of Application (form 273630) filed as Exhibit 5.5 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

5.6

Form of Application – RVSL (form 273967) filed as Exhibit 5.6 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

5.7

Form of Application – AEL (form 273967) filed as Exhibit 5.7 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

6.1

Certificate of Incorporation of IDS Life dated July 24, 1957, filed electronically as Exhibit 6.1 to IDS Life Variable Account 10’s Initial Registration Statement No. 33-62407 is incorporated herein by reference.

6.2

Copy of Amended and Restated By-Laws of RiverSource Life Insurance Company filed electronically as Exhibit 27(f)(2) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated by reference.

6.3

Copy of Certificate of Amendment of Certificate of Incorporation of IDS Life Insurance Company dated June 22, 2006, filed electronically as Exhibit 27(f)(1) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated by reference.

7.	Not applicable.

8.1

Copy of Participation Agreement by and among Royce Capital Fund and Royce & Associates, Inc. and American Enterprise Life Insurance Company, dated Jan. 1, 2007, filed electronically as Exhibit 8.9 to RiverSource Variable Life Account’s Post-Effective Amendment No. 1 to Registration Statement No. 333-139762 filed on or about April 24, 2007, is incorporated by reference.

8.2

Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, Putnam Variable Trust and Putnam Retail Management Limited Partnership filed electronically as Exhibit 8.2 to Registrant’s Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 filed on or about April 24, 2008, is incorporated herein by reference.

8.3

Copy of Amended and Restated Participation Agreement dated June 9, 2006, by and among American Enterprise Life Insurance Company, IDS Life Insurance Company, Goldman Sachs Variable Insurance Trust and Goldman, Sachs & Co. filed herewith as Exhibit 27(h)(24) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.4

Copy of Amended and Restated Participation Agreement dated April 17, 2006, by and among AIM Variable Insurance Funds, AIM Distributors, Inc. American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, and Ameriprise Financial Services, Inc. filed electronically as Exhibit 27(h)(1) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.5

Copy of Fund Participation Agreement dated June 5, 2007, by and among Lincoln Variable Insurance Products Trust, Lincoln Financial Distributors, Inc., Lincoln Investment Advisors Corporation and RiverSource Life Insurance Company filed electronically as Exhibit 8.5 to Registrant’s Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 filed on or about April 24, 2008, is incorporated herein by reference.

8.6

Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007, among Variable Insurance Products Funds, Fidelity Distributors Corporation and RiverSource Life Insurance Company filed electronically as Exhibit 8.6 to Registrant’s Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 filed on or about April 24, 2008, is incorporated herein by reference.

8.7

Copy of Janus Aspen Series Amended and Restated Fund Participation Agreement dated September 1, 2006, by and among American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and Janus Aspen Series filed electronically as Exhibit 27(h)(12) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.8	Copy of Participation Agreement by and among RiverSource Life Insurance Company, RiverSource Distributors, Inc., Lazard Asset Management Securities, LLC, and Lazard Retirement Series, Inc.,

dated Jan. 1, 2007, filed electronically Exhibit 8.7 to Registrant’s Post-Effective Amendment No. 1 to Registration Statement No. 333-139762 on or about April 24, 2007 is incorporated by reference.

8.9

Copy of Participation Agreement among MFS Variable Insurance Trust, American Enterprise Life Insurance Company, IDS Life Insurance Company and Massachusetts Financial Services Company, dated June 9, 2006 filed electronically as Exhibit 8.9 to Registration Statement No. 8.9 to Registrant’s Post-Effective Amendment No. 1 to Registration Statement No. 333-139760 on or about Apr. 24, 2007 is incorporated by reference.

8.10

Copy of Amended and Restated Participation Agreement dated May 1, 2006, by and among American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, Credit Suisse Trust, Credit Suisse Asset Management, LLC. and Credit Suisse Asset Management Securities, Inc. filed electronically as Exhibit 8.6 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.11

Copy of Participation Agreement by and among RiverSource Life Insurance Company, Wanger Advisors Trust, Columbia Wanger Asset Management, L.P. and Columbia Mangement Distributors, Inc., dated April 2, 2007 filed electronically as Exhibit 8.11 to Registrant’s Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 filed on or about April 24, 2008, is incorporated herein by reference.

8.12

Copy of Amended and Restated Participation Agreement dated August 1, 2006, among American Enterprise Life Insurance Company, IDS Life Insurance Company, Ameriprise Financial Services, Inc., AllianceBernstein L.P. and AllianceBernstein Investments, Inc. filed electronically as Exhibit 27(h)(20) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.13

Copy of Fund Participation Agreement dated May 1, 2006, by and among American Enterprise Life Insurance Company, IDS Life Insurance Company, The Dreyfus Corporation, Dreyfus Variable Investment Fund, and Dreyfus Investment Portfolios filed electronically as Exhibit 8.7 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.14

Copy of Amended and Restated Fund Participation Agreement dated September 1, 2006, between American Enterprise Life Insurance Company and J.P. Morgan Series Trust II filed as Exhibit 8.14 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007 is incorporated herein by reference.

8.15

Copy of Amended and Restated Participation Agreement by and between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., American Centurion Life Assurance Company, American Enterprise Life

Insurance Company, IDS Life Insurance Company IDS Life Insurance Company of New York and American Financial Services, Inc. (formerly American Express Financial Advisors, Inc.) dated as of August 1, 2005 filed as Exhibit 8.15 to Post-Effective Amendment No. 14 to Registration Statement No. 333-74865, filed on or about April 28, 2006, is incorporated by reference.

8.16

Copy of Amended and Restated Fund Participation Agreement dated June 1, 2006, by and among American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. and American Century Investment Services, Inc. filed electronically as Exhibit 27(h)(3) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.17

Copy of Fund Participation Agreement dated May 1, 2006 among American Enterprise Life Insurance Company, IDS Life Insurance Company, Columbia Funds Variable Insurance Trust, Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. filed as Exhibit 8.17 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007 is incorporated herein by reference.

8.18

Copy of Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, RiverSource Life Insurance Co. of New York and RiverSource Distributors, Inc. filed electronically as Exhibit 8.8 to Post-Effective Amendment No. 1 to Registration Statement No. 333-139761 is incorporated herein by reference.

8.19

Copy of Amended and Restated Participation Agreement dated October 12, 2006, by and among Third Avenue Variable Series Trust, Third Avenue Management LLC, American Enterprise Life Insurance Company and IDS Life Insurance Company filed electronically as Exhibit 27(h)(18) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.20

Copy of Amended and Restated Fund Participation Agreement dated March 30, 2007, among Oppenheimer Variable Account funds, Oppenheimer Funds, Inc. and RiverSource Life Insurance Company filed electronically as Exhibit 8.21 to Registrant’s Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 filed on or about April 24, 2008, is incorporated herein by reference.

9.	Opinion of counsel and consent to its use as to the legality of the securities being registered is filed electronically herewith.

10.1	Consent of Independent Registered Public Accounting Firms for the RiverSource(R) Signature Select Variable Annuity is filed electronically herewith.

10.2	Consent of Independent Registered Public Accounting Firm for the RiverSource(R) Signature Variable Annuity is filed electronically herewith.

11.	None.

12.	Not applicable.

13.

Power of Attorney to sign Amendment to this Registration Statement dated Jan. 31, 2019 filed electronically as Exhibit 13 to RiverSource Variable Account 10’s Initial Registration Statement No. 333-230376, is incorporated herein by reference.

Item 25.

Directors and Officers of the Depositor RiverSource Life Insurance Company

Name	Principal Business Address*	Position and Offices With Depositor
John R. Woerner		Chairman of the Board and President

Gumer C. Alvero		Director and Executive Vice President – Annuities

Michael H. Gilmore		Senior Vice President – Corporate Tax

Stephen P. Blaske		Director, Senior Vice President And Chief Actuary

James A. Brefeld, Jr.		Senior Vice President and Treasurer

Colin J. Lundgren		Director

Brian J. McGrane		Director, Executive Vice President and Chief Financial Officer

Thomas R. Moore		Secretary

Jeninne C. McGee		Director

David K. Stewart		Senior Vice President and Controller

Mark Gorham		Director and Vice President – Insurance Product Development

Lynn Abbott		Vice President – National Sales Manager and Fund Management

*	The business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.

SUBSIDIARIES AND AFFILIATES OF AMERIPRISE FINANCIAL, INC.

Parent Company	Incorp State
Ameriprise Financial, Inc.	DE

Subsidiary Name	Incorp State
Ameriprise Advisor Capital, LLC	DE
Ameriprise Advisor Financing, LLC	DE
Ameriprise Capital Trust I	DE
Ameriprise Capital Trust II	DE
Ameriprise Capital Trust III	DE
Ameriprise Capital Trust IV	DE
Ameriprise Captive Insurance Company	VT
Ameriprise Certificate Company	DE
Investors Syndicate Development Corporation	NV
Ameriprise Holdings, Inc.	DE
201 Eleventh Street South, LLC	MN
Ameriprise India Partner, LLC	DE
Ameriprise India Private Limited	India
Ameriprise National Trust Bank	Federal
Ameriprise Trust Company	MN
AMPF Holding Corporation	MI
American Enterprise Investment Services Inc.[1]	MN
Ameriprise Advisory Management, LLC	DE
Ameriprise Financial Services, Inc.[1]	DE
AMPF Property Corporation	MI
AMPF Realty Corporation	MI
Investment Professionals, Inc.[1]	TX
Columbia Management Investment Advisers, LLC	MN
Advisory Capital Strategies Group Inc.	MN
Columbia Wanger Asset Management, LLC	DE
Emerging Global Advisors, LLC	DE
GA Legacy, LLC	DE
J. & W. Seligman & Co. Incorporated	DE
Columbia Management Investment Distributors, Inc.[1]	DE
Seligman Partners, LLC	DE
Lionstone Partners, LLC	TX
Cash Flow Asset Management GP, LLC	TX
Cash Flow Asset Management, L.P.[2]	TX
Lionstone Advisory Services, LLC	TX
Lionstone CFRE II Real Estate Advisory, LLC	DE
Lionstone Development Services, LLC	TX
LPL 1111 Broadway GP, LLC	TX
LPL 1111 Broadway, L.P.[3]	TX
RiverSource CDO Seed Investments, LLC	MN
Columbia Management Investment Services Corp.	MN
IDS Property Casualty Insurance Company	WI

Ameriprise Auto & Home Insurance Agency, Inc.	WI
Ameriprise Insurance Company	WI
RiverSource Distributors, Inc.[1]	DE
RiverSource Life Insurance Company	MN
RiverSource Life Insurance Co. of New York	NY
RiverSource NY REO, LLC	NY
RiverSource REO 1, LLC	MN
RiverSource Tax Advantaged Investments, Inc.	DE
AEXP Affordable Housing Portfolio, LLC	DE
Ameriprise International Holdings GmbH	Switzerland
Ameriprise Asset Management Holdings GmbH	Switzerland
Ameriprise Asset Management Holdings Singapore (Pte.) Ltd.	Singapore
Ameriprise Asset Management Holdings Hong Kong Limited	Hong Kong
Threadneedle Portfolio Services Hong Kong Limited	Hong Kong
Threadneedle Asset Management Malaysia Sdn Bhd.	Malaysia
Threadneedle Investments Singapore (Pte.) Ltd.	Singapore
Threadneedle Investments Taiwan Ltd.	Taiwan
Ameriprise Holdings Singapore (Pte.) Limited	Singapore
Threadneedle EMEA Holdings 1, LLC	MN
Threadneedle Asset Management Holdings Sàrl	Luxembourg
CTM Holdings Limited	Malta
Columbia Threadneedle Investments (ME) Limited	Dubai
TAM Investment Limited	England
Threadneedle International Investments GmbH	Switzerland
Threadneedle Management Luxembourg S.A.	Luxembourg
Threadneedle Holdings Limited	England
TAM UK Holdings Limited	England
Threadneedle Asset Management Holdings Limited	England
Columbia Threadneedle Foundation	England
TC Financing Limited	England
Threadneedle Asset Management Limited	England
Threadneedle Investment Services Limited	England
Threadneedle Asset Management (Nominees) Limited	England ADT
Nominees Limited	England
Convivo Asset Management Limited	England
Sackville TIPP Property (GP) Limited	England
Threadneedle Investment Advisors Limited	England
Threadneedle Portfolio Managers Limited	England
Threadneedle Asset Management Finance Limited	England TMS
Investment Limited	Jersey
Threadneedle International Fund Management Limited	England
Threadneedle International Limited	England
Threadneedle Investments Limited	England
Threadneedle Investments (Channel Islands) Limited	Jersey

Threadneedle Management Services Limited	England
Threadneedle Capital Management Limited	England
Threadneedle Pension Trustees Limited	England
Threadneedle Securities Limited	England
Threadneedle Navigator Isa Manager Limited	England
Threadneedle Pensions Limited	England
Sackville (TPEN)	England
Threadneedle Portfolio Services Limited	England
Threadneedle Portfolio Services AG	Switzerland
Threadneedle Unit Trust Manager Limited	England
Threadneedle Property Investments Limited	England
Sackville (CTESIF) GP Sàrl	Luxembourg
Sackville LCW (GP) Limited	England
Sackville LCW Sub LP 1 (GP) Limited	England
Sackville LCW Nominee 1 Limited	England
Sackville LCW Nominee 2 Limited	England
Sackville Property (GP) Limited	England
Sackville Property Hayes (Jersey GP) Limited	Jersey
Sackville UKPEC6 Hayes Nominee 1 Limited	Jersey
Sackville UKPEC6 Hayes Nominee 2 Limited	Jersey
Sackville Property St James (Jersey GP) Limited	Jersey
Sackville UKPEC9 St James Nominee 1 Limited	Jersey
Sackville UKPEC9 St James Nominee 2 Limited	Jersey
Sackville Property Tower (Jersey GP) Limited	Jersey
Sackville UKPEC7 Tower Nominee 1 Limited	Jersey
Sackville UKPEC7 Tower Nominee 2 Limited	Jersey
Sackville Property Victoria (Jersey GP) Limited	Jersey
Sackville UKPEC8 Victoria Nominee 1 Limited	Jersey
Sackville UKPEC8 Victoria Nominee 2 Limited	Jersey
Sackville SPF IV Property (GP) Limited	England
Sackville SPV IV (GP) No. 2 Limited	England
Sackville SPF IV Property Nominee (4) Limited	England
Sackville SPF IV (GP) No.3 Limited	England
Sackville Tandem Property (GP) Limited	England
Sackville TPEN Property (GP) Limited	England
Sackville TPEN Property Nominee (2) Limited	England
Sackville TPEN Property Nominee Limited	England
Sackville (TPEN)	England
Sackville TSP Property (GP) Limited	England
Sackville UK Property Select II (GP) Limited	England
Sackville UK Property Select II (GP) No.1 Limited	England

Sackville UK Property Select II Nominee (1) Limited	England
Sackville UK Property Select II (GP) No. 2 Limited	England
Sackville UK Property Select II Nominee (2) Limited	England
Sackville UK Property Select II (GP) No. 3 Limited	England
Sackville UK Property Select II Nominee (3) Limited	England
Sackville UKPEC1 Leeds (GP) Limited	England
Sackville UKPEC1 Leeds Nominee 1 Limited	England
Sackville UKPEC1 Leeds Nominee 2 Limited	England
Sackville UKPEC2 Galahad (GP) Limited	England
Sackville UKPEC3 Croxley (GP) Limited	England
Sackville UKPEC3 Croxley Nominee 1 Limited	England
Sackville UKPEC3 Croxley Nominee 2 Limited	England
Sackville UKPEC4 Brentford (GP) Limited	England
Sackville UKPEC4 Brentford Nominee 2 Limited	England
Threadneedle Property Execution 1 Limited	England
Threadneedle Property Execution 2 Limited	England
Threadneedle UK Property Equity Club PCC	Jersey

[1]	Registered Broker-Dealer.
[2]	This entity has two shareholders: Lionstone Partners, LLC (99%) and Cash Flow Asset Management GP, LLC (1%).
[3]	This entity has two shareholders: Lionstone Partners, LLC (99.9%) and LPL 1111 Broadway GP, LLC (0.1%).

Item 27.	Number of Contract owners

As of March 31, 2019 there were 11,713 nonqualified and 18,835 qualified contract owners.

Item 28.	Indemnification

The amended By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an “Enterprise”), and including appeals therein (any such action or process being hereinafter referred to as a “Proceeding”), by reason of the fact that such person, such person’s testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney’s fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person’s acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

There are agreements in place under which the underwriter and affiliated persons of the depositor or registrant may be indemnified against liabilities arising out of acts or omissions in connection with the offer of the contracts; provided however, that no such indemnity will be made to the underwriter or affiliated persons of the depositor or registrant for liabilities to which they would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	(a) Principal Underwriters.

RiverSource Distributors Inc. acts as principal underwriter for:

RiverSource Variable Annuity Account 1

RiverSource Variable Annuity Account

RiverSource Account F

RiverSource Variable Annuity Fund A

RiverSource Variable Annuity Fund B

RiverSource Variable Account 10

RiverSource Account SBS

RiverSource MVA Account

RiverSource Account MGA

RiverSource Account for Smith Barney

RiverSource Variable Life Separate Account

RiverSource Variable Life Account

RiverSource of New York Variable Annuity Account 1

RiverSource of New York Variable Annuity Account 2

RiverSource of New York Account 4

RiverSource of New York Account 7

RiverSource of New York Account 8

(b)	As to each director, officer or partner of the principal underwriter:

Name and Principal Business Address*	Positions and Offices with Underwriter
Lynn Abbott	President

Gumer C. Alvero	Director and Vice President

James A. Brefeld, Jr.	Senior Vice President and Treasurer

Thomas R. Moore	Secretary

Mark D. Scalercio	Vice President

Jeffrey J. Scherman	Chief Financial Officer

John R. Woerner	Chairman of the Board and Chief Executive Officer

*	Business address is: 50611 Ameriprise Financial Center, Minneapolis, MN 55474

(c)	RiverSource Distributors, Inc., the principal underwriter during Registrant’s last fiscal year, was paid the following commissions:

NAME OF PRINCIPAL UNDERWRITER	NET UNDERWRITING DISCOUNTS AND COMMISSIONS	COMPENSATION ON REDEMPTION	BROKERAGE COMMISSIONS	COMPENSATION
RiverSource Distributors, Inc.	$415,468,042	None	None	None

Item 30.	Location of Accounts and Records

RiverSource Life Insurance Company
829 Ameriprise Financial Center
Minneapolis, MN 55402

Item 31.	Management Services

Not applicable.

Item 32.	Undertakings

(a)

Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)

Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)

Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to the address or phone number listed in the prospectus.

(d)

Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. avail. Nov. 28, 1998). Further, Registrant represents that it has complied with the provisions of paragraphs (1)-(4) of that no-action letter.

(e)

The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, RiverSource Life Insurance Company, on behalf of the Registrant, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the 24th day of April, 2019.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT
(Registrant)

By RiverSource Life Insurance Company
(Depositor)

By	/s/ John R. Woerner*
John R. Woerner
Chairman of the Board and President

As required by the Securities Act of 1933, this Amendment to this Registration Statement has been signed by the following persons in the capacities indicated on the 24th day of April, 2019.

Signature	Title

/s/ Gumer C. Alvero* Gumer C. Alvero	Director and Executive Vice President – Annuities

/s/ Michael H. Gilmore* Michael H. Gilmore	Senior Vice President – Corporate Tax

/s/ James A. Brefeld Jr.* James A. Brefeld Jr.	Senior Vice President and Treasurer

/s/ Stephen P. Blaske* Stephen P. Blaske	Director, Senior Vice President and Chief Actuary

/s/ Brian J. McGrane* Brian J. McGrane	Director, Executive Vice President and Chief Financial Officer

/s/ Jeninne C. McGee* Jeninne C. McGee	Director

/s/ Colin J. Lundgren* Colin J. Lundgren	Director

/s/John R. Woerner* John R. Woerner	Chairman of the Board and President

/s/ David K. Stewart* David K. Stewart	Senior Vice President and Controller

*	Signed pursuant to Power of Attorney dated Jan. 31, 2018 filed electronically as Exhibit 13 to RiverSource Variable Account 10’s Initial Registration Statement No. 333-230376, by:

/s/ Nicole D. Wood
Nicole D. Wood

Assistant General Counsel and Assistant Secretary

CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 23 TO REGISTRATION STATEMENT

This Post-Effective Amendment to Registration Statement Amendment is comprised of the following papers and documents:

The Cover Page.

Part A.

The prospectuses for:

RiverSource(R) Signature Select Variable Annuity

RiverSource(R) Signature Variable Annuity

Part B.

Combined Statement of Additional Information and Financial Statements for:

RiverSource Variable Annuity Account

Part C.

Other Information.

The signatures.

Exhibits.

EXHIBIT INDEX

9.	Opinion of Counsel and Consent

10.1	Consent of Independent Registered Public Accounting Firm for RiverSource(R) Signature Select Variable Annuity.

10.2	Consent of Independent Registered Public Accounting Firm for RiverSource(R) Signature Variable Annuity.